UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS

Our benchmark is the investor.®

Hartford Domestic Equity Funds

Semi-Annual Report

April 30, 2020 (Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds' website (hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, by calling 1-888-843-7824. Your election to receive reports in paper will apply to all Hartford Funds held in your account if you invest through your financial intermediary or directly with a Fund.

If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Domestic Equity Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2019 through April 30, 2020.

Market Review

During the six months ended April 30, 2020, U.S. stocks, as measured by the S&P 500 Index,1 lost 3.16%. The results for the period reflect the volatility and uncertainty that continued to grip markets under the shadow of the ongoing coronavirus disease (COVID-19) pandemic, as global authorities grappled with rising infection rates, overwhelmed hospitals, and devastated economies shut down by social distancing.

Prior to the initial COVID-19 outbreak in China, “normal” macro events dominated the headlines. The new United States-Mexico-Canada Agreement signed in early 2020 was seen as a potential positive for North American trade. Tensions around the U.S.-China trade dispute subsided with the signing in January 2020 of a Phase One agreement on tariffs and trade reforms. In the U.S., investors appeared to take the impeachment trial of President Trump in stride.

But starting in March, the expanding coronavirus pandemic devastated the world’s economies, triggering a global recession, record U.S. unemployment, extreme market volatility, and the end of the longest bull market in U.S. economic history.

Through March and April, global economic leaders, including the U.S. Federal Reserve (Fed), responded quickly. In adopting a vigorous “whatever-it-takes” rescue strategy, the Fed acted to inject liquidity into the markets by reducing interest rates to near zero, and by pledging nearly $2.3 trillion in purchases of U.S. Treasuries, agency-backed securities, corporate bonds, and municipal fixed-income issues. On the fiscal side, the U.S. government unveiled a series of policy initiatives designed to reduce layoffs, assist small businesses, and stabilize stressed-out healthcare systems.

On March 27, 2020, the U.S. Congress enacted a $2 trillion economic stimulus package – the largest fiscal rescue package in U.S. history – providing some $350 billion in small-business loans to cover salaries, rent, paid leave, and other necessities. That loan package was quickly depleted by a crush of applicants, requiring a subsequent second round of small-business loan financing.

By April 30, 2020, some state and local governments were carefully weighing the gradual lifting of the stay-at-home orders that had been put in place in an effort to control the spread of the virus.

Needless to say, it’s impossible to predict how or when the economic and social damages caused by this global pandemic will be fully repaired. In these uncertain times, it’s more important than ever to maintain a strong relationship with your financial professional.

Thank you again for investing in Hartford Domestic Equity Funds. For the most up-to-date information on our complete selection of funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.
The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

Hartford Domestic Equity Funds

The Hartford Capital Appreciation Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-6.51%	-4.43%	6.10%	9.00%
Class A3	-11.65%	-9.68%	4.90%	8.38%
Class C2	-6.91%	-5.12%	5.31%	8.21%
Class C4	-7.78%	-6.01%	5.31%	8.21%
Class I2	-6.39%	-4.15%	6.41%	9.31%
Class R3[2]	-6.68%	-4.75%	5.75%	8.67%
Class R4[2]	-6.55%	-4.44%	6.07%	9.00%
Class R5[2]	-6.39%	-4.15%	6.39%	9.32%
Class R6[2]	-6.36%	-4.08%	6.48%	9.43%
Class Y2	-6.37%	-4.10%	6.48%	9.42%
Class F2	-6.36%	-4.08%	6.47%	9.35%
Russell 3000 Index	-4.33%	-1.04%	8.33%	11.29%
S&P 500 Index	-3.16%	0.86%	9.12%	11.69%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.08%	1.08%
Class C	1.84%	1.84%
Class I	0.80%	0.80%
Class R3	1.43%	1.43%
Class R4	1.12%	1.12%
Class R5	0.81%	0.81%
Class R6	0.71%	0.71%
Class Y	0.82%	0.77%
Class F	0.71%	0.71%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets among portfolio management teams may not work as intended. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks are generally greater for investments in emerging markets. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.2%
Consumer Discretionary	13.1
Consumer Staples	7.7
Energy	0.8
Financials	8.7
Health Care	17.7
Industrials	11.2
Information Technology	17.8
Materials	3.2
Real Estate	4.1
Utilities	2.4

Total	96.9%

Short-Term Investments	3.6
Other Assets & Liabilities	(0.5)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Core Equity Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 04/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-3.59%	1.20%	9.25%	12.37%
Class A3	-8.89%	-4.37%	8.02%	11.74%
Class C2	-3.95%	0.45%	8.44%	11.55%
Class C4	-4.89%	-0.53%	8.44%	11.55%
Class I2	-3.48%	1.46%	9.53%	12.52%
Class R3[2]	-3.79%	0.79%	8.88%	12.08%
Class R4[2]	-3.60%	1.19%	9.23%	12.44%
Class R5[2]	-3.48%	1.45%	9.55%	12.76%
Class R6[2]	-3.44%	1.53%	9.63%	12.83%
Class Y2	-3.48%	1.46%	9.59%	12.81%
Class F2	-3.45%	1.52%	9.59%	12.55%
S&P 500 Index	-3.16%	0.86%	9.12%	11.69%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 3/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 3/31/15 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.74%	0.74%
Class C	1.48%	1.48%
Class I	0.47%	0.47%
Class R3	1.11%	1.11%
Class R4	0.78%	0.78%
Class R5	0.49%	0.49%
Class R6	0.39%	0.39%
Class Y	0.49%	0.46%
Class F	0.39%	0.39%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.3%
Consumer Discretionary	9.2
Consumer Staples	10.7
Energy	0.6
Financials	9.8
Health Care	15.9
Industrials	8.5
Information Technology	24.4
Materials	1.7
Real Estate	2.3
Utilities	4.2

Total	95.6%

Short-Term Investments	4.4
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.
(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

The Hartford Dividend and Growth Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-9.34%	-4.86%	6.23%	9.41%
Class A3	-14.32%	-10.09%	5.04%	8.80%
Class C2	-9.71%	-5.54%	5.43%	8.60%
Class C4	-10.58%	-6.45%	5.43%	8.60%
Class I2	-9.25%	-4.62%	6.48%	9.67%
Class R3[2]	-9.54%	-5.20%	5.86%	9.06%
Class R4[2]	-9.38%	-4.89%	6.18%	9.40%
Class R5[2]	-9.23%	-4.60%	6.51%	9.74%
Class R6[2]	-9.18%	-4.51%	6.59%	9.83%
Class Y2	-9.20%	-4.55%	6.59%	9.82%
Class F2	-9.21%	-4.53%	6.55%	9.71%
Russell 1000 Value Index	-13.66%	-11.01%	3.90%	8.54%
S&P 500 Index	-3.16%	0.86%	9.12%	11.69%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.01%	1.01%
Class C	1.78%	1.78%
Class I	0.75%	0.75%
Class R3	1.37%	1.37%
Class R4	1.05%	1.05%
Class R5	0.75%	0.75%
Class R6	0.66%	0.66%
Class Y	0.75%	0.69%
Class F	0.65%	0.65%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.4%
Consumer Discretionary	5.7
Consumer Staples	6.5
Energy	5.0
Financials	17.4
Health Care	17.3
Industrials	7.8
Information Technology	17.2
Materials	3.0
Real Estate	2.4
Utilities	3.8

Total	95.5%

Short-Term Investments	4.3
Other Assets & Liabilities	0.2

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

The Hartford Equity Income Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 08/28/2003 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-10.22%	-6.68%	5.50%	9.35%
Class A3	-15.16%	-11.81%	4.31%	8.73%
Class C2	-10.55%	-7.36%	4.71%	8.55%
Class C4	-11.38%	-8.22%	4.71%	8.55%
Class I2	-10.15%	-6.41%	5.75%	9.63%
Class R3[2]	-10.37%	-6.97%	5.12%	8.97%
Class R4[2]	-10.27%	-6.69%	5.43%	9.31%
Class R5[2]	-10.13%	-6.45%	5.75%	9.64%
Class R6[2]	-10.04%	-6.33%	5.87%	9.75%
Class Y2	-10.07%	-6.38%	5.84%	9.73%
Class F2	-10.07%	-6.33%	5.82%	9.66%
Russell 1000 Value Index	-13.66%	-11.01%	3.90%	8.54%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.00%	1.00%
Class C	1.76%	1.76%
Class I	0.76%	0.76%
Class R3	1.36%	1.36%
Class R4	1.07%	1.07%
Class R5	0.76%	0.76%
Class R6	0.66%	0.66%
Class Y	0.77%	0.72%
Class F	0.66%	0.66%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	5.6%
Consumer Discretionary	5.0
Consumer Staples	8.6
Energy	4.7
Financials	17.8
Health Care	19.1
Industrials	13.3
Information Technology	10.2
Materials	1.9
Real Estate	2.7
Utilities	7.0

Total	95.9%

Short-Term Investments	3.3
Other Assets & Liabilities	0.8

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

The Hartford Growth Opportunities Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 03/31/1963 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	8.29%	4.12%	11.78%	13.81%
Class A3	2.34%	-1.61%	10.52%	13.17%
Class C2	7.92%	3.38%	10.96%	12.99%
Class C4	6.97%	2.47%	10.96%	12.99%
Class I2	8.42%	4.42%	12.05%	14.11%
Class R3[2]	8.12%	3.77%	11.41%	13.48%
Class R4[2]	8.28%	4.10%	11.75%	13.82%
Class R5[2]	8.43%	4.39%	12.07%	14.16%
Class R6[2]	8.49%	4.51%	12.18%	14.27%
Class Y2	8.48%	4.46%	12.17%	14.26%
Class F2	8.49%	4.52%	12.13%	14.14%
Russell 3000 Growth Index	5.21%	9.47%	12.76%	14.10%
Russell 1000 Growth Index	6.09%	10.84%	13.34%	14.41%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.13%	1.13%
Class C	1.88%	1.88%
Class I	0.86%	0.86%
Class R3	1.48%	1.48%
Class R4	1.17%	1.17%
Class R5	0.87%	0.87%
Class R6	0.76%	0.76%
Class Y	0.86%	0.80%
Class F	0.76%	0.76%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities

Communication Services	12.5%
Consumer Discretionary	20.3
Consumer Staples	1.5
Financials	1.1
Health Care	20.6
Industrials	4.8
Information Technology	37.2
Real Estate	0.1

Total	98.1%

Short-Term Investments	2.8
Other Assets & Liabilities	(0.9)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

The Hartford Healthcare Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 05/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	11.18%	18.07%	8.38%	14.88%
Class A3	5.06%	11.58%	7.16%	14.24%
Class C2	10.75%	17.18%	7.57%	14.05%
Class C4	9.75%	16.18%	7.57%	14.05%
Class I2	11.34%	18.45%	8.68%	15.22%
Class R3[2]	10.99%	17.69%	8.03%	14.56%
Class R4[2]	11.14%	18.04%	8.36%	14.91%
Class R5[2]	11.34%	18.43%	8.68%	15.26%
Class R6[2]	11.40%	18.52%	8.79%	15.36%
Class Y2	11.35%	18.47%	8.78%	15.35%
Class F2	11.37%	18.52%	8.74%	15.25%
S&P Composite 1500 Health Care Index	7.03%	14.07%	9.14%	14.86%
S&P 500 Index	-3.16%	0.86%	9.12%	11.69%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 2/28/19. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.31%	1.31%
Class C	2.06%	2.06%
Class I	1.02%	1.02%
Class R3	1.63%	1.63%
Class R4	1.33%	1.33%
Class R5	1.03%	1.03%
Class R6	0.92%	0.92%
Class Y	1.03%	0.97%
Class F	0.92%	0.92%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Risks of focusing investments on the healthcare related sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes, potential product obsolescence, and liquidity risk. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets.

Composition by Subsector(1)

as of April 30, 2020

Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	20.7%
Health Care Equipment & Supplies	23.5
Health Care Providers & Services	15.4
Health Care Technology	1.9
Life Sciences Tools & Services	9.7
Pharmaceuticals	26.4

Total	97.6%

Short-Term Investments	5.4
Other Assets & Liabilities	(3.0)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

7

The Hartford MidCap Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 12/31/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-6.63%	-6.60%	7.50%	10.77%
Class A3	-11.76%	-11.73%	6.29%	10.15%
Class C2	-6.99%	-7.25%	6.70%	9.97%
Class C4	-7.85%	-8.11%	6.70%	9.97%
Class I2	-6.52%	-6.37%	7.76%	11.05%
Class R3[2]	-6.78%	-6.91%	7.13%	10.43%
Class R4[2]	-6.64%	-6.61%	7.46%	10.77%
Class R5[2]	-6.50%	-6.35%	7.79%	11.10%
Class R6[2]	-6.44%	-6.24%	7.90%	11.22%
Class Y2	-6.45%	-6.25%	7.88%	11.21%
Class F2	-6.44%	-6.23%	7.83%	11.08%
S&P MidCap 400 Index	-15.02%	-14.94%	3.58%	8.86%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.11%	1.11%
Class C	1.87%	1.87%
Class I	0.85%	0.85%
Class R3	1.45%	1.45%
Class R4	1.16%	1.16%
Class R5	0.85%	0.85%
Class R6	0.75%	0.75%
Class Y	0.85%	0.79%
Class F	0.75%	0.75%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Classes I and Y and in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.0%
Consumer Discretionary	11.1
Consumer Staples	0.9
Energy	0.5
Financials	11.5
Health Care	21.5
Industrials	15.8
Information Technology	28.4
Materials	2.8
Real Estate	2.2
Utilities	2.0

Total	99.7%

Short-Term Investments	2.9
Other Assets & Liabilities	(2.6)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

The Hartford MidCap Value Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-18.50%	-15.81%	0.25%	6.66%
Class A3	-22.98%	-20.45%	-0.88%	6.06%
Class C2	-18.83%	-16.43%	-0.49%	5.89%
Class C4	-19.61%	-17.24%	-0.49%	5.89%
Class I2	-18.38%	-15.49%	0.53%	7.01%
Class R3[2]	-18.57%	-16.03%	-0.02%	6.41%
Class R4[2]	-18.48%	-15.78%	0.28%	6.73%
Class R5[2]	-18.38%	-15.50%	0.57%	7.04%
Class Y2	-18.40%	-15.52%	0.64%	7.12%
Class F2	-18.38%	-15.49%	0.62%	7.05%
Russell Midcap Value Index	-18.11%	-16.74%	1.99%	8.09%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 5/28/10 through 2/27/17 and Class A shares (excluding sales charges) prior to 5/28/10.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.23%	1.23%
Class C	2.00%	2.00%
Class I	0.90%	0.90%
Class R3	1.52%	1.52%
Class R4	1.21%	1.21%
Class R5	0.92%	0.92%
Class Y	0.91%	0.87%
Class F	0.80%	0.80%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.9%
Consumer Discretionary	7.1
Consumer Staples	2.9
Energy	2.8
Financials	20.4
Health Care	11.7
Industrials	11.9
Information Technology	12.7
Materials	9.2
Real Estate	10.9
Utilities	6.2

Total	98.7%

Short-Term Investments	1.1
Other Assets & Liabilities	0.2

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Hartford Quality Value Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 01/02/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-12.62%	-8.59%	2.85%	7.55%
Class A3	-17.42%	-13.62%	1.70%	6.94%
Class C2	-12.99%	-9.32%	2.09%	6.76%
Class C4	-13.81%	-10.18%	2.09%	6.76%
Class I2	-12.49%	-8.31%	3.19%	7.90%
Class R3[2]	-12.74%	-8.82%	2.56%	7.28%
Class R4[2]	-12.62%	-8.58%	2.88%	7.61%
Class R5[2]	-12.48%	-8.29%	3.18%	7.93%
Class R6[2]	-12.45%	-8.22%	3.29%	8.00%
Class Y2	-12.52%	-8.34%	3.24%	7.97%
Class F2	-12.43%	-8.20%	3.25%	7.93%
Russell 1000 Value Index	-13.66%	-11.01%	3.90%	8.54%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

The returns include the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy prior to 11/1/17.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.00%	0.96%
Class C	1.76%	1.71%
Class I	0.65%	0.65%
Class R3	1.27%	1.18%
Class R4	0.95%	0.88%
Class R5	0.67%	0.63%
Class R6	0.56%	0.46%
Class Y	0.66%	0.57%
Class F	0.55%	0.46%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.0%
Consumer Discretionary	5.5
Consumer Staples	8.6
Energy	6.3
Financials	19.5
Health Care	15.2
Industrials	10.2
Information Technology	12.8
Materials	3.4
Real Estate	4.1
Utilities	5.9

Total	97.5%

Short-Term Investments	2.7
Other Assets & Liabilities	(0.2)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

The Hartford Small Cap Growth Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 01/04/1988 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-6.62%	-7.85%	5.13%	10.93%
Class A3	-11.76%	-12.92%	3.94%	10.31%
Class C2	-6.96%	-8.44%	4.41%	10.15%
Class C4	-7.87%	-9.33%	4.41%	10.15%
Class I2	-6.44%	-7.48%	5.46%	11.28%
Class R3[2]	-6.74%	-8.07%	4.85%	10.66%
Class R4[2]	-6.60%	-7.80%	5.18%	11.01%
Class R5[2]	-6.46%	-7.50%	5.50%	11.34%
Class R6[2]	-6.40%	-7.41%	5.58%	11.44%
Class Y2	-6.42%	-7.44%	5.58%	11.44%
Class F2	-6.40%	-7.42%	5.53%	11.32%
Russell 2000 Growth Index	-7.62%	-9.22%	5.19%	9.96%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous additional sub-adviser, Hartford Investment Management Company. As of 7/21/10, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

Operating Expenses*	Gross	Net
Class A	1.26%	1.26%
Class C	1.90%	1.90%
Class I	0.84%	0.84%
Class R3	1.49%	1.49%
Class R4	1.18%	1.18%
Class R5	0.86%	0.86%
Class R6	0.77%	0.77%
Class Y	0.87%	0.81%
Class F	0.77%	0.77%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.2%
Consumer Discretionary	10.7
Consumer Staples	4.5
Energy	0.4
Financials	6.1
Health Care	32.3
Industrials	17.7
Information Technology	19.6
Materials	2.9
Real Estate	3.1

Total	98.5%

Short-Term Investments	3.1
Other Assets & Liabilities	(1.6)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford Small Cap Value Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 01/01/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-25.50%	-28.27%	-1.96%	5.36%
Class A3	-29.59%	-32.21%	-3.07%	4.76%
Class C2	-25.64%	-28.74%	-2.67%	4.58%
Class C4	-26.34%	-29.41%	-2.67%	4.58%
Class I2	-25.26%	-27.97%	-1.64%	5.54%
Class R3[2]	-25.51%	-28.38%	-2.16%	5.25%
Class R4[2]	-25.40%	-28.17%	-1.88%	5.50%
Class R5[2]	-25.30%	-27.95%	-1.59%	5.77%
Class R6[2]	-25.26%	-27.85%	-1.52%	5.82%
Class Y2	-25.29%	-27.88%	-1.54%	5.81%
Class F2	-25.27%	-27.84%	-1.57%	5.58%
Russell 2000 Value Index	-23.44%	-23.84%	0.30%	5.30%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class I shares commenced operations on 03/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15. Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes the Fund’s performance when it invested, prior to 7/10/15, at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies. Performance information prior to 11/1/18 includes the Fund’s performance when the Fund used a quantitative multifactor approach to bottom-up stock selection and pursued different principal investment strategies.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 6/4/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.37%	1.30%
Class C	2.14%	2.05%
Class I	1.00%	1.00%
Class R3	1.62%	1.50%
Class R4	1.31%	1.20%
Class R5	1.01%	0.90%
Class R6	0.89%	0.80%
Class Y	1.00%	0.85%
Class F	0.89%	0.80%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.8%
Consumer Discretionary	14.0
Consumer Staples	6.8
Financials	32.0
Health Care	4.6
Industrials	16.6
Information Technology	15.8
Materials	3.2
Real Estate	4.1

Total	98.9%

Short-Term Investments	3.6
Other Assets & Liabilities	(2.5)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

12

The Hartford Small Company Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-3.88%	-4.73%	5.71%	9.64%
Class A3	-9.17%	-9.97%	4.52%	9.02%
Class C2	-4.24%	-5.45%	4.92%	8.84%
Class C4	-5.11%	-6.31%	4.92%	8.84%
Class I2	-3.74%	-4.40%	5.99%	9.92%
Class R3[2]	-4.00%	-4.98%	5.49%	9.43%
Class R4[2]	-3.85%	-4.69%	5.82%	9.76%
Class R5[2]	-3.70%	-4.38%	6.13%	10.09%
Class R6[2]	-3.69%	-4.36%	6.19%	10.18%
Class Y2	-3.73%	-4.40%	6.18%	10.17%
Class F2	-3.72%	-4.33%	6.08%	9.97%
Russell 2000 Growth Index	-7.62%	-9.22%	5.19%	9.96%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous additional sub-adviser, Hartford Investment Management Company. As of 7/21/10, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.35%	1.35%
Class C	2.15%	2.15%
Class I	1.05%	1.05%
Class R3	1.63%	1.56%
Class R4	1.33%	1.26%
Class R5	1.03%	0.96%
Class R6	0.92%	0.91%
Class Y	0.98%	0.96%
Class F	0.91%	0.91%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.7%
Consumer Discretionary	18.8
Consumer Staples	2.3
Financials	5.8
Health Care	29.4
Industrials	14.7
Information Technology	22.6
Real Estate	2.7

Total	98.0%

Short-Term Investments	4.8
Other Assets & Liabilities	(2.8)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

Hartford Domestic Equity Funds

Benchmark Glossary (Unaudited)

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

14

Hartford Domestic Equity Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2019 through April 30, 2020. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (front-end sales loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Annualized expense ratio
The Hartford Capital Appreciation Fund

Class A	$1,000.00	$934.90	$5.15	$1,000.00	$1,019.54	$5.37	1.07%
Class C	$1,000.00	$930.90	$8.93	$1,000.00	$1,015.61	$9.32	1.86%
Class I	$1,000.00	$936.10	$3.80	$1,000.00	$1,020.94	$3.97	0.79%
Class R3	$1,000.00	$933.20	$6.83	$1,000.00	$1,017.80	$7.12	1.42%
Class R4	$1,000.00	$934.50	$5.34	$1,000.00	$1,019.34	$5.57	1.11%
Class R5	$1,000.00	$936.10	$3.90	$1,000.00	$1,020.84	$4.07	0.81%
Class R6	$1,000.00	$936.40	$3.37	$1,000.00	$1,021.38	$3.52	0.70%
Class Y	$1,000.00	$936.30	$3.56	$1,000.00	$1,021.18	$3.72	0.74%
Class F	$1,000.00	$936.40	$3.37	$1,000.00	$1,021.38	$3.52	0.70%

Hartford Core Equity Fund

Class A	$1,000.00	$964.10	$3.52	$1,000.00	$1,021.28	$3.62	0.72%
Class C	$1,000.00	$960.50	$7.12	$1,000.00	$1,017.60	$7.32	1.46%
Class I	$1,000.00	$965.20	$2.20	$1,000.00	$1,022.63	$2.26	0.45%
Class R3	$1,000.00	$962.10	$5.27	$1,000.00	$1,019.49	$5.42	1.08%
Class R4	$1,000.00	$964.00	$3.52	$1,000.00	$1,021.28	$3.62	0.72%
Class R5	$1,000.00	$965.20	$2.25	$1,000.00	$1,022.58	$2.31	0.46%
Class R6	$1,000.00	$965.60	$1.81	$1,000.00	$1,023.02	$1.86	0.37%
Class Y	$1,000.00	$965.20	$2.15	$1,000.00	$1,022.68	$2.21	0.44%
Class F	$1,000.00	$965.50	$1.81	$1,000.00	$1,023.02	$1.86	0.37%

15

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Annualized expense ratio

The Hartford Dividend and Growth Fund

Class A	$1,000.00	$906.60	$4.69	$1,000.00	$1,019.94	$4.97	0.99%
Class C	$1,000.00	$902.90	$8.42	$1,000.00	$1,016.01	$8.92	1.78%
Class I	$1,000.00	$907.50	$3.46	$1,000.00	$1,021.23	$3.67	0.73%
Class R3	$1,000.00	$904.60	$6.39	$1,000.00	$1,018.15	$6.77	1.35%
Class R4	$1,000.00	$906.20	$4.98	$1,000.00	$1,019.64	$5.27	1.05%
Class R5	$1,000.00	$907.70	$3.51	$1,000.00	$1,021.18	$3.72	0.74%
Class R6	$1,000.00	$908.20	$3.04	$1,000.00	$1,021.68	$3.22	0.64%
Class Y	$1,000.00	$908.00	$3.23	$1,000.00	$1,021.48	$3.42	0.68%
Class F	$1,000.00	$907.90	$3.04	$1,000.00	$1,021.68	$3.22	0.64%

The Hartford Equity Income Fund

Class A	$1,000.00	$897.80	$4.72	$1,000.00	$1,019.89	$5.02	1.00%
Class C	$1,000.00	$894.50	$8.29	$1,000.00	$1,016.11	$8.82	1.76%
Class I	$1,000.00	$898.50	$3.49	$1,000.00	$1,021.18	$3.72	0.74%
Class R3	$1,000.00	$896.30	$6.41	$1,000.00	$1,018.10	$6.82	1.36%
Class R4	$1,000.00	$897.30	$5.00	$1,000.00	$1,019.59	$5.32	1.06%
Class R5	$1,000.00	$898.70	$3.64	$1,000.00	$1,021.03	$3.87	0.77%
Class R6	$1,000.00	$899.60	$3.12	$1,000.00	$1,021.58	$3.32	0.66%
Class Y	$1,000.00	$899.30	$3.35	$1,000.00	$1,021.33	$3.57	0.71%
Class F	$1,000.00	$899.30	$3.12	$1,000.00	$1,021.58	$3.32	0.66%

The Hartford Growth Opportunities Fund

Class A	$1,000.00	$1,082.90	$5.75	$1,000.00	$1,019.34	$5.57	1.11%
Class C	$1,000.00	$1,079.20	$9.67	$1,000.00	$1,015.56	$9.37	1.87%
Class I	$1,000.00	$1,084.20	$4.35	$1,000.00	$1,020.69	$4.22	0.84%
Class R3	$1,000.00	$1,081.20	$7.55	$1,000.00	$1,017.60	$7.32	1.46%
Class R4	$1,000.00	$1,082.80	$6.01	$1,000.00	$1,019.10	$5.82	1.16%
Class R5	$1,000.00	$1,084.30	$4.40	$1,000.00	$1,020.64	$4.27	0.85%
Class R6	$1,000.00	$1,084.90	$3.89	$1,000.00	$1,021.13	$3.77	0.75%
Class Y	$1,000.00	$1,084.80	$4.09	$1,000.00	$1,020.94	$3.97	0.79%
Class F	$1,000.00	$1,084.90	$3.84	$1,000.00	$1,021.18	$3.72	0.74%

The Hartford Healthcare Fund

Class A	$1,000.00	$1,111.80	$6.72	$1,000.00	$1,018.50	$6.42	1.28%
Class C	$1,000.00	$1,107.50	$10.74	$1,000.00	$1,014.67	$10.27	2.05%
Class I	$1,000.00	$1,113.40	$5.25	$1,000.00	$1,019.89	$5.02	1.00%
Class R3	$1,000.00	$1,109.90	$8.45	$1,000.00	$1,016.86	$8.07	1.61%
Class R4	$1,000.00	$1,111.40	$6.88	$1,000.00	$1,018.35	$6.57	1.31%
Class R5	$1,000.00	$1,113.40	$5.25	$1,000.00	$1,019.89	$5.02	1.00%
Class R6	$1,000.00	$1,114.00	$4.73	$1,000.00	$1,020.39	$4.52	0.90%
Class Y	$1,000.00	$1,113.50	$5.04	$1,000.00	$1,020.09	$4.82	0.96%
Class F	$1,000.00	$1,113.70	$4.73	$1,000.00	$1,020.39	$4.52	0.90%

The Hartford MidCap Fund

Class A	$1,000.00	$933.70	$5.29	$1,000.00	$1,019.39	$5.52	1.10%
Class C	$1,000.00	$930.10	$8.97	$1,000.00	$1,015.56	$9.37	1.87%
Class I	$1,000.00	$934.80	$4.14	$1,000.00	$1,020.59	$4.32	0.86%
Class R3	$1,000.00	$932.20	$6.97	$1,000.00	$1,017.65	$7.27	1.45%
Class R4	$1,000.00	$933.60	$5.48	$1,000.00	$1,019.20	$5.72	1.14%
Class R5	$1,000.00	$935.00	$4.09	$1,000.00	$1,020.64	$4.27	0.85%
Class R6	$1,000.00	$935.60	$3.56	$1,000.00	$1,021.18	$3.72	0.74%
Class Y	$1,000.00	$935.50	$3.75	$1,000.00	$1,020.99	$3.92	0.78%
Class F	$1,000.00	$935.60	$3.56	$1,000.00	$1,021.18	$3.72	0.74%

16

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Annualized expense ratio

The Hartford MidCap Value Fund

Class A	$1,000.00	$815.00	$5.55	$1,000.00	$1,018.75	$6.17	1.23%
Class C	$1,000.00	$811.70	$9.05	$1,000.00	$1,014.87	$10.07	2.01%
Class I	$1,000.00	$816.20	$4.06	$1,000.00	$1,020.39	$4.52	0.90%
Class R3	$1,000.00	$814.30	$6.81	$1,000.00	$1,017.36	$7.57	1.51%
Class R4	$1,000.00	$815.20	$5.46	$1,000.00	$1,018.85	$6.07	1.21%
Class R5	$1,000.00	$816.20	$4.06	$1,000.00	$1,020.39	$4.52	0.90%
Class Y	$1,000.00	$816.00	$3.84	$1,000.00	$1,020.64	$4.27	0.85%
Class F	$1,000.00	$816.20	$3.61	$1,000.00	$1,020.89	$4.02	0.80%

Hartford Quality Value Fund

Class A	$1,000.00	$873.80	$4.24	$1,000.00	$1,020.34	$4.57	0.91%
Class C	$1,000.00	$870.10	$7.95	$1,000.00	$1,016.36	$8.57	1.71%
Class I	$1,000.00	$875.10	$2.66	$1,000.00	$1,022.03	$2.87	0.57%
Class R3	$1,000.00	$872.60	$5.40	$1,000.00	$1,019.10	$5.82	1.16%
Class R4	$1,000.00	$873.80	$4.05	$1,000.00	$1,020.54	$4.37	0.87%
Class R5	$1,000.00	$875.20	$2.66	$1,000.00	$1,022.03	$2.87	0.57%
Class R6	$1,000.00	$875.50	$2.15	$1,000.00	$1,022.58	$2.31	0.46%
Class Y	$1,000.00	$874.80	$2.66	$1,000.00	$1,022.03	$2.87	0.57%
Class F	$1,000.00	$875.70	$2.15	$1,000.00	$1,022.58	$2.31	0.46%

The Hartford Small Cap Growth Fund

Class A	$1,000.00	$933.80	$6.01	$1,000.00	$1,018.65	$6.27	1.25%
Class C	$1,000.00	$930.40	$9.17	$1,000.00	$1,015.37	$9.57	1.91%
Class I	$1,000.00	$935.60	$4.04	$1,000.00	$1,020.69	$4.22	0.84%
Class R3	$1,000.00	$932.60	$7.11	$1,000.00	$1,017.50	$7.42	1.48%
Class R4	$1,000.00	$934.00	$5.63	$1,000.00	$1,019.05	$5.87	1.17%
Class R5	$1,000.00	$935.40	$4.23	$1,000.00	$1,020.49	$4.42	0.88%
Class R6	$1,000.00	$936.00	$3.66	$1,000.00	$1,021.08	$3.82	0.76%
Class Y	$1,000.00	$935.80	$3.85	$1,000.00	$1,020.89	$4.02	0.80%
Class F	$1,000.00	$936.00	$3.66	$1,000.00	$1,021.08	$3.82	0.76%

Hartford Small Cap Value Fund

Class A	$1,000.00	$745.00	$5.60	$1,000.00	$1,018.45	$6.47	1.29%
Class C	$1,000.00	$743.60	$8.84	$1,000.00	$1,014.72	$10.22	2.04%
Class I	$1,000.00	$747.40	$3.95	$1,000.00	$1,020.34	$4.57	0.91%
Class R3	$1,000.00	$744.90	$6.12	$1,000.00	$1,017.85	$7.07	1.41%
Class R4	$1,000.00	$746.00	$5.21	$1,000.00	$1,018.90	$6.02	1.20%
Class R5	$1,000.00	$747.00	$3.91	$1,000.00	$1,020.39	$4.52	0.90%
Class R6	$1,000.00	$747.40	$3.48	$1,000.00	$1,020.89	$4.02	0.80%
Class Y	$1,000.00	$747.10	$3.69	$1,000.00	$1,020.64	$4.27	0.85%
Class F	$1,000.00	$747.30	$3.48	$1,000.00	$1,020.89	$4.02	0.80%

The Hartford Small Company Fund

Class A	$1,000.00	$961.20	$6.44	$1,000.00	$1,018.30	$6.62	1.32%
Class C	$1,000.00	$957.60	$10.37	$1,000.00	$1,014.27	$10.67	2.13%
Class I	$1,000.00	$962.60	$4.93	$1,000.00	$1,019.84	$5.07	1.01%
Class R3	$1,000.00	$960.00	$7.55	$1,000.00	$1,017.16	$7.77	1.55%
Class R4	$1,000.00	$961.50	$6.10	$1,000.00	$1,018.65	$6.27	1.25%
Class R5	$1,000.00	$963.00	$4.64	$1,000.00	$1,020.14	$4.77	0.95%
Class R6	$1,000.00	$963.10	$4.34	$1,000.00	$1,020.44	$4.47	0.89%
Class Y	$1,000.00	$962.70	$4.64	$1,000.00	$1,020.14	$4.77	0.95%
Class F	$1,000.00	$962.80	$4.34	$1,000.00	$1,020.44	$4.47	0.89%

17

The Hartford Capital Appreciation Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8%
	Automobiles & Components - 0.1%
9,535	Tesla, Inc.*	$7,455,226

	Banks - 2.5%
2,481,759	Bank of America Corp.	59,686,304
1,496,818	KeyCorp.	17,437,930
148,587	M&T Bank Corp.	16,653,631
196,241	PNC Financial Services Group, Inc.	20,933,027
408,672	Western Alliance Bancorp	14,663,151
575,136	Zions Bancorp N.A	18,180,049

		147,554,092

	Capital Goods - 5.1%
150,750	Caterpillar, Inc.	17,544,285
460,861	Colfax Corp.*(1)	11,885,605
194,541	Deere & Co.	28,220,117
806,800	HF Global, Inc.(2)(3)(4)	10,617,488
1,262,270	Ingersoll Rand, Inc.*	36,706,811
785,597	JELD-WEN Holding, Inc.*	9,977,082
550,339	Kennametal, Inc.(1)	14,094,182
139,868	L3Harris Technologies, Inc.	27,092,432
142,106	Lockheed Martin Corp.	55,287,760
128,570	Northrop Grumman Corp.	42,514,242
601,424	SPX FLOW, Inc.*	19,588,380
358,976	Trane Technologies plc	31,381,682

		304,910,066

	Commercial & Professional Services - 2.8%
317,257	Clean Harbors, Inc.*	16,951,042
498,539	Copart, Inc.*	39,937,959
55,346	CoStar Group, Inc.*	35,878,598
111,294	Equifax, Inc.	15,458,737
4,595	Klarna Holding AB(2)(3)(4)	1,051,287
381,172	Republic Services, Inc.	29,861,014
171,200	TransUnion	13,488,848
193,387	Waste Connections, Inc.	16,613,877

		169,241,362

	Consumer Durables & Apparel - 2.5%
625,268	Lennar Corp. Class A	31,307,169
714,380	NIKE, Inc. Class B	62,279,648
441,037	Peloton Interactive, Inc. Class A*	13,892,665
700,993	Steven Madden Ltd.	17,573,895
170,095	Under Armour, Inc. Class A*(1)	1,772,390
962,938	Under Armour, Inc. Class C*	8,926,435
219,476	VF Corp.	12,751,556

		148,503,758

	Consumer Services - 3.9%
625,565	Aramark	17,084,180
17,712	Chipotle Mexican Grill, Inc.*	15,560,878
1,999,613	DraftKings, Inc.(3)(4)	37,712,701
18,643	DraftKings, Inc. Earnout(3)(4)	344,709
700,266	Las Vegas Sands Corp.	33,626,773
459,732	McDonald’s Corp.	86,227,334
271,056	Planet Fitness, Inc. Class A*	16,352,809
50,224	Vail Resorts, Inc.	8,588,304
429,531	Wyndham Hotels & Resorts, Inc.	16,197,614

		231,695,302

	Diversified Financials - 1.8%
793,328	American Express Co.	72,391,180
293,774	Blackstone Group, Inc. Class A	15,346,754
405,386	Voya Financial, Inc.	18,311,285

		106,049,219

	Energy - 0.8%
448,166	Diamondback Energy, Inc.	19,513,148
525,499	Marathon Petroleum Corp.	16,858,008

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Energy - 0.8% - (continued)
157,474	Phillips 66	$11,522,372

		47,893,528

	Food & Staples Retailing - 1.5%
804,172	U.S. Foods Holding Corp.*	17,289,698
608,262	Walmart, Inc.	73,934,246

		91,223,944

	Food, Beverage & Tobacco - 5.1%
1,050,087	Altria Group, Inc.	41,215,915
1,511,699	Coca-Cola Co.	69,371,867
1,514,477	Diageo plc	52,143,210
290,138	JM Smucker Co.	33,339,757
769,574	Monster Beverage Corp.*	47,567,369
474,938	PepsiCo., Inc.	62,829,548

		306,467,666

	Health Care Equipment & Services - 11.0%
136,043	ABIOMED, Inc.*	26,018,224
440,318	Acadia Healthcare Co., Inc.*	10,572,035
336,227	Alcon, Inc.*(1)	17,756,148
438,655	Baxter International, Inc.	38,943,791
207,672	Centene Corp.*	13,826,802
297,938	Cerner Corp.	20,673,918
313,174	Danaher Corp.	51,191,422
125,516	DexCom, Inc.*	42,072,963
220,422	Encompass Health Corp.	14,602,958
111,568	Hill-Rom Holdings, Inc.	12,550,284
506,014	Hologic, Inc.*	25,351,301
285,979	Insulet Corp.*	57,115,726
105,823	Intuitive Surgical, Inc.*	54,062,854
892,151	Medtronic plc	87,100,702
94,625	Molina Healthcare, Inc.*	15,515,661
156,230	Stryker Corp.	29,125,959
67,791	Teleflex, Inc.	22,737,101
271,474	UnitedHealth Group, Inc.	79,398,001
200,183	Veeva Systems, Inc. Class A*	38,194,917

		656,810,767

	Household & Personal Products - 1.1%
886,793	Colgate-Palmolive Co.	62,314,944

	Insurance - 3.9%
744,477	Aflac, Inc.	27,724,323
395,539	Arthur J Gallagher & Co.	31,049,812
148,380	Assurant, Inc.	15,763,891
454,713	Chubb Ltd.	49,113,551
1,351,596	CNO Financial Group, Inc.	19,003,440
117,297	Hanover Insurance Group, Inc.	11,774,273
209,670	Kemper Corp.	14,094,017
388,596	Marsh & McLennan Cos., Inc.	37,822,049
1,423,243	Unum Group	24,835,590

		231,180,946

	Materials - 3.2%
464,724	Carpenter Technology Corp.	10,302,931
222,855	Celanese Corp. Series A	18,512,565
161,455	Eastman Chemical Co.	9,769,642
78,723	Ecolab, Inc.	15,232,901
492,067	FMC Corp.	45,220,957
494,498	Linde plc	90,982,687

		190,021,683

	Media & Entertainment - 8.0%
905,995	Activision Blizzard, Inc.	57,739,061
35,303	Alphabet, Inc. Class A*	47,542,550
911,405	Comcast Corp. Class A	34,296,170
192,434	Electronic Arts, Inc.*	21,987,509

The accompanying notes are an integral part of these financial statements.

18

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Media & Entertainment - 8.0% - (continued)
465,897	Facebook, Inc. Class A*	$95,373,775
1,423,001	Interpublic Group of Cos., Inc.	24,162,557
69,231	Live Nation Entertainment, Inc.*	3,106,395
108,495	Match Group, Inc.*(1)	8,349,775
115,887	Netflix, Inc.*	48,655,157
818,877	Pinterest, Inc. Class A*	16,917,999
207,359	Roku, Inc.*	25,138,132
253,824	Spotify Technology S.A.*	38,472,104
498,923	Walt Disney Co.	53,958,522

		475,699,706

	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
167,770	Alnylam Pharmaceuticals, Inc.*	22,095,309
270,292	AstraZeneca plc ADR	14,130,866
732,075	Elanco Animal Health, Inc.*	18,089,573
263,105	Exact Sciences Corp.*	20,780,033
83,212	Galapagos N.V.*	18,383,793
2,100	Galapagos N.V. ADR*(1)	462,945
231,798	Heron Therapeutics, Inc.*(1)	3,305,440
379,443	Ionis Pharmaceuticals, Inc.*	21,070,470
786,990	Johnson & Johnson	118,079,980
511,324	Merck & Co., Inc.	40,568,446
27,179	Mettler-Toledo International, Inc.*	19,567,249
1,201,956	Pfizer, Inc.	46,107,032
166,601	Seattle Genetics, Inc.*	22,862,655
102,146	Thermo Fisher Scientific, Inc.	34,186,223

		399,690,014

	Real Estate - 3.9%
102,212	Alexandria Real Estate Equities, Inc. REIT	16,056,483
169,358	American Tower Corp. REIT	40,307,204
194,432	AvalonBay Communities, Inc. REIT	31,682,694
133,928	Boston Properties, Inc. REIT	13,015,123
28,521	Equinix, Inc. REIT	19,257,379
669,703	Gaming and Leisure Properties, Inc. REIT	18,912,413
487,247	Highwoods Properties, Inc. REIT	18,910,056
171,775	Jones Lang LaSalle, Inc. REIT	18,136,004
177,528	Life Storage, Inc. REIT	15,549,678
136,378	Public Storage REIT	25,291,300
864,745	VICI Properties, Inc. REIT	15,063,858
8,145	We Co. Class A(2)(3)(4)	41,947

		232,224,139

	Retailing - 6.4%
98,423	Alibaba Group Holding Ltd. ADR*	19,947,389
54,026	Amazon.com, Inc.*	133,660,324
12,364	Booking Holdings, Inc.*	18,305,767
98,796	Home Depot, Inc.	21,718,325
10,615	JAND, Inc. Class A(2)(3)(4)	154,236
679,847	Kohl’s Corp.	12,549,976
490,479	Lowe’s Cos., Inc.	51,377,675
2,245,412	TJX Cos., Inc.	110,137,459
316,327	Tory Burch LLC*(2)(3)(4)	12,336,741

		380,187,892

	Semiconductors & Semiconductor Equipment - 3.6%
907,041	Advanced Micro Devices, Inc.*	47,519,878
238,229	Analog Devices, Inc.	26,109,898
803,813	Marvell Technology Group Ltd.	21,493,960
663,634	Micron Technology, Inc.*	31,781,432
170,080	MKS Instruments, Inc.	17,047,118
146,345	NVIDIA Corp.	42,773,717
254,110	Texas Instruments, Inc.	29,494,548

		216,220,551

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Semiconductors & Semiconductor Equipment - 3.6% - (continued)
	Software & Services - 10.8%
192,869	Accenture plc Class A	$35,717,410
251,179	Amdocs Ltd.	16,185,975
40,192	Fair Isaac Corp.*	14,185,364
144,649	FleetCor Technologies, Inc.*	34,896,571
654,048	Genpact Ltd.	22,518,873
283,975	Global Payments, Inc.	47,145,530
715,624	GoDaddy, Inc. Class A*	49,685,774
253,357	Guidewire Software, Inc.*	23,014,950
326,239	Microsoft Corp.	58,465,291
9,200	Paycom Software, Inc.*	2,401,384
299,566	PayPal Holdings, Inc.*	36,846,618
28,141	RingCentral, Inc. Class A*	6,431,063
58,525	ServiceNow, Inc.*	20,573,879
2,455,183	Slack Technologies, Inc. Class A*(1)	65,528,834
310,526	Splunk, Inc.*	43,585,429
484,191	Square, Inc. Class A*	31,540,202
4,440	Trade Desk, Inc. Class A*	1,299,055
112,427	VeriSign, Inc.*	23,552,332
160,978	Visa, Inc. Class A	28,769,988
138,558	WEX, Inc.*	18,333,995
337,971	Workday, Inc. Class A*	52,013,737
82,166	Zoom Video Communications, Inc. Class A*	11,106,378

		643,798,632

	Technology Hardware & Equipment - 3.2%
358,037	Apple, Inc.	105,191,271
175,146	CDW Corp.	19,406,177
91,677	Coherent, Inc.*	11,722,738
257,395	Lumentum Holdings, Inc.*	20,825,829
427,878	TE Connectivity Ltd.	31,431,918

		188,577,933

	Telecommunication Services - 2.2%
1,287,925	AT&T, Inc.	39,243,075
539,077	T-Mobile U.S., Inc.*	47,330,961
717,979	Verizon Communications, Inc.	41,247,893

		127,821,929

	Transportation - 3.3%
562,761	Canadian National Railway Co.	46,538,610
455,597	CSX Corp.	30,174,189
90,600	Southwest Airlines Co.	2,831,250
2,151,646	Uber Technologies, Inc.*(1)	65,130,325
318,105	Union Pacific Corp.	50,829,998

		195,504,372

	Utilities - 2.4%
351,776	Dominion Energy, Inc.	27,132,483
474,860	Duke Energy Corp.	40,201,647
239,144	Portland General Electric Co.	11,189,548
224,249	Sempra Energy	27,773,239
675,492	Southern Co.	38,320,661

		144,617,578

	Total Common Stocks (cost $5,165,042,762)	$5,705,665,249

EXCHANGE-TRADED FUNDS - 0.4%
	Other Investment Pools & Funds - 0.4%
130,826	iShares Russell 1000 Growth ETF	22,604,116

	Total Exchange-Traded Funds (cost $21,887,605)	$22,604,116

The accompanying notes are an integral part of these financial statements.

19

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CONVERTIBLE PREFERRED STOCKS - 0.7%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C*(2)(3)(4)	$527,341

	Consumer Services - 0.0%
10,074	Airbnb, Inc. Series E*(2)(3)(4)	858,980

	Diversified Financials - 0.1%
348,919	Social Finance, Inc. Series F*(2)(3)(4)	5,359,356

	Real Estate - 0.2%
674,436	We Co. Series D1*(2)(3)(4)	5,247,112
599,094	We Co. Series D2*(2)(3)(4)	4,660,952

		9,908,064

	Retailing - 0.2%
269,407	Coupang LLC *(2)(3)(4)	1,866,990
28,025	Honest Co., Inc. Series C(2)(3)(4)	950,328
278,194	Honest Co., Inc. Series E*(2)(3)(4)	11,161,143
23,702	JAND, Inc. Series D*(2)(3)(4)	362,404

		14,340,865

	Software & Services - 0.2%
566,622	Essence Group Holdings Corp. Series 3*(2)(3)(4)	1,371,225
77,707	Lookout, Inc. Series F*(2)(3)(4)	603,783
95,031	MarkLogic Corp. Series F*(2)(3)(4)	803,012
47,064	Sharecare, Inc. Series B2*(2)(3)(4)	10,264,188

		13,042,208

	Total Convertible Preferred Stocks (cost $57,566,896)	$44,036,814

ESCROWS - 0.0%(5)
	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc.*(2)(3)(4)	$13,333

	Software & Services - 0.0%
58,205	Veracode, Inc.*(2)(3)(4)	31,663

	Total Escrows (cost $—)	$44,996

WARRANTS - 0.0%
CONSUMER SERVICES - 0.0%
12,255	DraftKings, Inc.*(3)(4)	$91,667
2,126	DraftKings, Inc. Class A*(3)(4)	16,583

		108,250

	Total Warrants (cost $—)	$108,250

	Total Long-Term Investments (cost $5,244,497,263)	$5,772,459,425

SHORT-TERM INVESTMENTS - 3.6%
	Other Investment Pools & Funds - 3.1%
187,083,663	Fidelity Institutional Government Fund, Institutional Class, 0.15%(6)	187,083,663

	Securities Lending Collateral - 0.5%
1,431,587	Citibank NA DDCA, 0.04%, 5/1/2020(6)	1,431,587
13,160,621	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(6)	13,160,621
7,996,246	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(6)	7,996,246
5,986,524	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(6)	5,986,524

		28,574,978

	Total Short-Term Investments (cost $215,658,641)	$215,658,641

Total Investments (cost $5,460,155,904)	100.5%	$5,988,118,066
Other Assets and Liabilities	(0.5)%	(32,158,348)

Total Net Assets	100.0%	$5,955,959,718

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of these securities was $106,449,169, which represented 1.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $106,449,169 or 1.8% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc. Series E Convertible Preferred	10,074	$937,833	$858,980
11/2014	Coupang LLC Convertible Preferred	269,407	838,697	1,866,990
12/2014	DraftKings, Inc.	1,999,613	20,411,929	37,712,701
12/2014	DraftKings, Inc. Earnout	18,643	185,003	344,709
12/2014	DraftKings, Inc. Warrants	12,255	—	91,667
04/2020	DraftKings, Inc. Class A Warrants	2,126	—	16,583
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	566,622	895,999	1,371,225
06/2015	HF Global, Inc.	806,800	10,846,942	10,617,488
08/2014	Honest Co., Inc. Series C Convertible Preferred	28,025	758,281	950,328
08/2015	Honest Co., Inc. Series E Convertible Preferred	278,194	12,728,766	11,161,143
04/2015	JAND, Inc. Class A	10,615	121,916	154,236
04/2015	JAND, Inc. Series D Convertible Preferred	23,702	272,225	362,404

The accompanying notes are an integral part of these financial statements.

20

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2015	Klarna Holding AB	4,595	$503,982	$1,051,287
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	603,783
04/2015	MarkLogic Corp. Series F Convertible Preferred	95,031	1,103,709	803,012
01/2014	One Kings Lane, Inc.	83,332	—	13,333
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	33,739	673,447	527,341
03/2015	Sharecare, Inc. Series B2 Convertible Preferred	47,064	11,759,882	10,264,188
09/2015	Social Finance, Inc. Series F Convertible Preferred	348,919	5,504,651	5,359,356
11/2013	Tory Burch LLC	316,327	24,792,580	12,336,741
04/2017	Veracode, Inc.	58,205	—	31,663
12/2014	We Co. Class A	8,145	135,624	41,947
12/2014	We Co. Series D1 Convertible Preferred	674,436	11,230,142	5,247,112
12/2014	We Co. Series D2 Convertible Preferred	599,094	9,975,610	4,660,952

			$114,564,872	$106,449,169

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(6)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	431	06/19/2020	$62,546,720	$9,612,123

Total futures contracts				$9,612,123

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

21

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$7,455,226	$7,455,226	$—	$—
Banks	147,554,092	147,554,092	—	—
Capital Goods	304,910,066	294,292,578	—	10,617,488
Commercial & Professional Services	169,241,362	168,190,075	—	1,051,287
Consumer Durables & Apparel	148,503,758	148,503,758	—	—
Consumer Services	231,695,302	193,637,892	38,057,410	—
Diversified Financials	106,049,219	106,049,219	—	—
Energy	47,893,528	47,893,528	—	—
Food & Staples Retailing	91,223,944	91,223,944	—	—
Food, Beverage & Tobacco	306,467,666	254,324,456	52,143,210	—
Health Care Equipment & Services	656,810,767	656,810,767	—	—
Household & Personal Products	62,314,944	62,314,944	—	—
Insurance	231,180,946	231,180,946	—	—
Materials	190,021,683	190,021,683	—	—
Media & Entertainment	475,699,706	475,699,706	—	—
Pharmaceuticals, Biotechnology & Life Sciences	399,690,014	381,306,221	18,383,793	—
Real Estate	232,224,139	232,182,192	—	41,947
Retailing	380,187,892	367,696,915	—	12,490,977
Semiconductors & Semiconductor Equipment	216,220,551	216,220,551	—	—
Software & Services	643,798,632	643,798,632	—	—
Technology Hardware & Equipment	188,577,933	188,577,933	—	—
Telecommunication Services	127,821,929	127,821,929	—	—
Transportation	195,504,372	195,504,372	—	—
Utilities	144,617,578	144,617,578	—	—
Exchange-Traded Funds	22,604,116	22,604,116	—	—
Convertible Preferred Stocks	44,036,814	—	—	44,036,814
Escrows	44,996	—	—	44,996
Warrants	108,250	—	108,250	—
Short-Term Investments	215,658,641	215,658,641	—	—
Futures Contracts(2)	9,612,123	9,612,123	—	—

Total	$5,997,730,189	$5,820,754,017	$108,692,663	$68,283,509

(1)

For the six-month period ended April 30, 2020, investments valued at $17,924,974 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2020:

	Common Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$66,160,890	$53,985,898	$56,188	$120,202,976
Purchases	135,624	21,205,752	—	21,341,376
Sales	(15,315,471)	(15,740,241)	(18,051)	(31,073,763)
Total realized gain/(loss)	(728,912)	338,147	18,051	(372,714)
Net change in unrealized appreciation/(depreciation)	(8,125,458)	(15,752,742)	(11,192)	(23,889,392)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(17,924,974)	—	—	(17,924,974)

Ending balance	$24,201,699	$44,036,814	$44,996	$68,283,509

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at April 30, 2020 was $(24,173,184).

The accompanying notes are an integral part of these financial statements.

22

Hartford Core Equity Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6%
	Banks - 5.3%
5,419,545	Bank of America Corp.	$130,340,057
1,474,545	JP Morgan Chase & Co.	141,202,429
800,628	PNC Financial Services Group, Inc.	85,402,989

		356,945,475

	Capital Goods - 5.2%
881,902	AMETEK, Inc.	73,965,121
1,205,547	Fortune Brands Home & Security, Inc.	58,107,365
337,535	IDEX Corp.	51,855,502
538,673	Illinois Tool Works, Inc.	87,534,363
1,201,331	Raytheon Technologies Corp.	77,858,262

		349,320,613

	Commercial & Professional Services - 1.9%
419,579	Equifax, Inc.	58,279,523
881,937	Republic Services, Inc.	69,090,945

		127,370,468

	Consumer Durables & Apparel - 2.0%
882,077	NIKE, Inc. Class B	76,899,473
951,031	VF Corp.	55,254,901

		132,154,374

	Consumer Services - 1.6%
565,687	McDonald’s Corp.	106,100,254

	Diversified Financials - 1.9%
747,767	American Express Co.	68,233,739
1,567,617	Morgan Stanley	61,811,138

		130,044,877

	Energy - 0.6%
895,677	EOG Resources, Inc.	42,553,614

	Food & Staples Retailing - 3.2%
327,161	Costco Wholesale Corp.	99,129,783
978,164	Walmart, Inc.	118,895,834

		218,025,617

	Food, Beverage & Tobacco - 3.6%
504,952	Constellation Brands, Inc. Class A	83,160,545
1,259,069	Kellogg Co.	82,469,020
1,224,282	Monster Beverage Corp.*	75,672,870

		241,302,435

	Health Care Equipment & Services - 10.2%
646,135	Abbott Laboratories	59,502,572
1,233,276	Baxter International, Inc.	109,490,243
281,050	Becton Dickinson and Co.	70,973,557
494,869	Danaher Corp.	80,891,287
1,405,404	Hologic, Inc.*	70,410,740
339,128	Laboratory Corp. of America Holdings*	55,769,600
1,098,911	Medtronic plc	107,286,681
453,847	UnitedHealth Group, Inc.	132,736,632

		687,061,312

	Household & Personal Products - 3.9%
1,431,754	Colgate-Palmolive Co.	100,609,354
1,411,796	Procter & Gamble Co.	166,408,394

		267,017,748

	Insurance - 2.6%
681,488	Allstate Corp.	69,320,959
1,094,137	Athene Holding Ltd. Class A*	29,541,699
687,956	Chubb Ltd.	74,306,128

		173,168,786

	Materials - 1.7%
325,375	Ecolab, Inc.	62,960,062

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6% - (continued)
	Materials - 1.7% - (continued)
591,132	PPG Industries, Inc.	$53,692,520

		116,652,582

	Media & Entertainment - 6.6%
138,947	Alphabet, Inc. Class A*	187,119,925
766,261	Facebook, Inc. Class A*	156,861,289
921,886	Walt Disney Co.	99,701,971

		443,683,185

	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
946,410	Eli Lilly & Co.	146,352,842
356,013	Incyte Corp.*	34,768,230
1,231,885	Merck & Co., Inc.	97,737,756
325,321	Thermo Fisher Scientific, Inc.	108,878,432

		387,737,260

	Real Estate - 2.3%
382,458	American Tower Corp. REIT	91,025,004
637,542	Boston Properties, Inc. REIT	61,956,332

		152,981,336

	Retailing - 5.6%
115,986	Amazon.com, Inc.*	286,949,364
1,800,949	TJX Cos., Inc.	88,336,548

		375,285,912

	Semiconductors & Semiconductor Equipment - 4.8%
345,011	KLA Corp.	56,612,855
1,118,473	Micron Technology, Inc.*	53,563,672
664,337	QUALCOMM, Inc.	52,263,392
1,118,007	Teradyne, Inc.	69,920,158
803,261	Texas Instruments, Inc.	93,234,504

		325,594,581

	Software & Services - 12.7%
493,506	Fidelity National Information Services, Inc.	65,088,506
476,762	Global Payments, Inc.	79,152,027
653,378	GoDaddy, Inc. Class A*	45,364,035
1,067,775	Leidos Holdings, Inc.	105,506,848
448,029	Mastercard, Inc. Class A	123,194,534
1,471,274	Microsoft Corp.	263,667,013
573,212	salesforce.com, Inc.*	92,831,683
810,211	SS&C Technologies Holdings, Inc.	44,691,239
265,063	Workday, Inc. Class A*	40,793,196

		860,289,081

	Technology Hardware & Equipment - 6.9%
899,392	Apple, Inc.	264,241,370
478,660	CDW Corp.	53,035,528
2,925,379	Corning, Inc.	64,387,592
592,061	Motorola Solutions, Inc.	85,144,292

		466,808,782

	Telecommunication Services - 1.7%
1,973,909	Verizon Communications, Inc.	113,401,072

	Transportation - 1.4%
378,231	Norfolk Southern Corp.	64,715,324
976,603	Uber Technologies, Inc.*	29,561,773
		94,277,097

	Utilities - 4.2%
1,272,325	American Electric Power Co., Inc.	105,742,931
570,846	NextEra Energy, Inc.	131,933,927
557,923	Pinnacle West Capital Corp.	42,954,492

		280,631,350

	Total Common Stocks (cost $5,421,564,979)	$6,448,407,811

The accompanying notes are an integral part of these financial statements.

23

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.4%
	Other Investment Pools & Funds - 4.4%
293,394,054	Fidelity Institutional Government Fund, Institutional Class, 0.15%(1)	$293,394,054

	Total Short-Term Investments (cost $293,394,054)	$293,394,054

Total Investments (cost $5,714,959,033)	100.0%	$6,741,801,865
Other Assets and Liabilities	0.0%	2,512,000

Total Net Assets	100.0%	$6,744,313,865

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	972	06/19/2020	$141,056,640	$6,777,870

Total futures contracts				$6,777,870

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$356,945,475	$356,945,475	$—	$—
Capital Goods	349,320,613	349,320,613	—	—
Commercial & Professional Services	127,370,468	127,370,468	—	—
Consumer Durables & Apparel	132,154,374	132,154,374	—	—
Consumer Services	106,100,254	106,100,254	—	—
Diversified Financials	130,044,877	130,044,877	—	—
Energy	42,553,614	42,553,614	—	—
Food & Staples Retailing	218,025,617	218,025,617	—	—
Food, Beverage & Tobacco	241,302,435	241,302,435	—	—
Health Care Equipment & Services	687,061,312	687,061,312	—	—
Household & Personal Products	267,017,748	267,017,748	—	—
Insurance	173,168,786	173,168,786	—	—
Materials	116,652,582	116,652,582	—	—
Media & Entertainment	443,683,185	443,683,185	—	—
Pharmaceuticals, Biotechnology & Life Sciences	387,737,260	387,737,260	—	—
Real Estate	152,981,336	152,981,336	—	—
Retailing	375,285,912	375,285,912	—	—
Semiconductors & Semiconductor Equipment	325,594,581	325,594,581	—	—
Software & Services	860,289,081	860,289,081	—	—
Technology Hardware & Equipment	466,808,782	466,808,782	—	—
Telecommunication Services	113,401,072	113,401,072	—	—
Transportation	94,277,097	94,277,097	—	—
Utilities	280,631,350	280,631,350	—	—
Short-Term Investments	293,394,054	293,394,054	—	—
Futures Contracts(2)	6,777,870	6,777,870	—	—

Total	$6,748,579,735	$6,748,579,735	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

24

The Hartford Dividend and Growth Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.5%
	Banks - 8.6%
10,967,676	Bank of America Corp.	$263,772,608
1,142,657	Bank of Nova Scotia	45,866,252
3,084,360	JP Morgan Chase & Co.	295,358,313
994,507	PNC Financial Services Group, Inc.	106,084,062

		711,081,235

	Capital Goods - 6.1%
710,559	Deere & Co.	103,073,689
398,548	Eaton Corp. plc	33,278,758
377,869	General Dynamics Corp.	49,357,249
2,273,910	Johnson Controls International plc	66,193,520
180,974	Lockheed Martin Corp.	70,409,744
868,372	Otis Worldwide Corp.*	44,208,819
1,774,588	Raytheon Technologies Corp.	115,011,048
215,638	Trane Technologies plc	18,851,074

		500,383,901

	Consumer Services - 1.8%
893,204	Hilton Worldwide Holdings, Inc.	67,624,475
455,857	McDonald’s Corp.	85,500,539

		153,125,014

	Diversified Financials - 4.0%
1,162,584	American Express Co.	106,085,790
158,935	BlackRock, Inc.	79,791,727
1,844,041	Charles Schwab Corp.	69,557,227
976,682	Northern Trust Corp.	77,314,147

		332,748,891

	Energy - 5.0%
1,758,817	Chevron Corp.	161,811,164
2,766,984	ConocoPhillips	116,490,026
995,312	Hess Corp.	48,411,976
1,186,766	Marathon Petroleum Corp.	38,071,453
1,371,528	Total S.A. ADR(1)	48,209,209

		412,993,828

	Food & Staples Retailing - 3.0%
1,612,622	Sysco Corp.	90,742,240
1,265,018	Walmart, Inc.	153,762,938

		244,505,178

	Food, Beverage & Tobacco - 3.5%
2,438,711	Coca-Cola Co.	111,912,448
1,207,767	Kellogg Co.	79,108,739
720,391	PepsiCo., Inc.	95,300,525

		286,321,712

	Health Care Equipment & Services - 7.5%
794,863	Abbott Laboratories	73,198,934
389,744	Becton Dickinson and Co.	98,422,052
1,088,079	CVS Health Corp.	66,971,262
571,236	HCA Healthcare, Inc.	62,767,412
1,285,004	Medtronic plc	125,454,941
662,685	UnitedHealth Group, Inc.	193,815,482

		620,630,083

	Insurance - 4.8%
2,094,097	American International Group, Inc.	53,252,887
894,468	Chubb Ltd.	96,611,489
291,298	Marsh & McLennan Cos., Inc.	28,352,034
1,700,310	Principal Financial Group, Inc.	61,908,287
547,693	Progressive Corp.	42,336,669
1,782,349	Prudential Financial, Inc.	111,165,107

		393,626,473

	Materials - 3.0%
936,656	Celanese Corp. Series A	77,808,014
746,725	FMC Corp.	68,624,028

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.5% - (continued)
	Materials - 3.0% - (continued)
1,737,185	International Paper Co.	$59,498,586
512,405	PPG Industries, Inc.	46,541,746

		252,472,374

	Media & Entertainment - 5.7%
208,163	Alphabet, Inc. Class A*	280,333,112
4,989,390	Comcast Corp. Class A	187,750,746

		468,083,858

	Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
1,058,416	Agilent Technologies, Inc.	81,138,170
2,738,204	AstraZeneca plc ADR	143,153,305
966,202	Bristol-Myers Squibb Co.	58,754,744
472,470	Eli Lilly & Co.	73,062,761
1,488,096	Merck & Co., Inc.	118,065,537
1,163,860	Novartis AG ADR	98,613,858
6,297,828	Pfizer, Inc.	241,584,682

		814,373,057

	Real Estate - 2.4%
352,286	American Tower Corp. REIT	83,844,068
556,641	Boston Properties, Inc. REIT	54,094,372
4,796,090	Host Hotels & Resorts, Inc. REIT	59,039,868

		196,978,308

	Retailing - 3.9%
539,259	Home Depot, Inc.	118,545,306
1,046,206	Lowe’s Cos., Inc.	109,590,079
1,854,259	TJX Cos., Inc.	90,951,404

		319,086,789

	Semiconductors & Semiconductor Equipment - 4.7%
465,613	Broadcom, Inc.	126,469,803
2,090,973	Intel Corp.	125,416,560
234,477	KLA Corp.	38,475,331
749,445	Micron Technology, Inc.*	35,890,921
557,365	Texas Instruments, Inc.	64,693,356

		390,945,971

	Software & Services - 6.6%
407,718	Accenture plc Class A	75,505,296
334,352	International Business Machines Corp.	41,981,237
2,379,898	Microsoft Corp.	426,501,521

		543,988,054

	Technology Hardware & Equipment - 5.9%
579,136	Apple, Inc.	170,150,157
3,217,411	Cisco Systems, Inc.	136,353,878
3,534,435	Corning, Inc.	77,792,914
4,357,885	HP, Inc.	67,590,796
233,117	Motorola Solutions, Inc.	33,524,556

		485,412,301

	Telecommunication Services - 3.7%
5,273,956	Verizon Communications, Inc.	302,988,772

	Transportation - 1.7%
1,437,046	Delta Air Lines, Inc.	37,233,862
672,693	Union Pacific Corp.	107,489,614

		144,723,476

	Utilities - 3.8%
1,530,643	Dominion Energy, Inc.(1)	118,058,495
2,600,068	Exelon Corp.	96,410,521
840,298	Sempra Energy	104,070,907

		318,539,923

	Total Common Stocks (cost $6,332,195,195)	$7,893,009,198

The accompanying notes are an integral part of these financial statements.

25

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.3%
	Other Investment Pools & Funds - 4.3%
356,607,676	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.19%(2)	$356,607,676

	Securities Lending Collateral - 0.0%
9,144	Citibank NA DDCA, 0.04%, 5/1/2020(2)	9,144
84,064	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(2)	84,064
51,076	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(2)	51,076
38,239	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	38,239

		182,523

	Total Short-Term Investments (cost $356,790,199)	$356,790,199

Total Investments (cost $6,688,985,394)	99.8%	$8,249,799,397
Other Assets and Liabilities	0.2%	13,778,430

Total Net Assets	100.0%	$8,263,577,827

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$711,081,235	$711,081,235	$—	$—
Capital Goods	500,383,901	500,383,901	—	—
Consumer Services	153,125,014	153,125,014	—	—
Diversified Financials	332,748,891	332,748,891	—	—
Energy	412,993,828	412,993,828	—	—
Food & Staples Retailing	244,505,178	244,505,178	—	—
Food, Beverage & Tobacco	286,321,712	286,321,712	—	—
Health Care Equipment & Services	620,630,083	620,630,083	—	—
Insurance	393,626,473	393,626,473	—	—
Materials	252,472,374	252,472,374	—	—
Media & Entertainment	468,083,858	468,083,858	—	—
Pharmaceuticals, Biotechnology & Life Sciences	814,373,057	814,373,057	—	—
Real Estate	196,978,308	196,978,308	—	—
Retailing	319,086,789	319,086,789	—	—
Semiconductors & Semiconductor Equipment	390,945,971	390,945,971	—	—
Software & Services	543,988,054	543,988,054	—	—
Technology Hardware & Equipment	485,412,301	485,412,301	—	—
Telecommunication Services	302,988,772	302,988,772	—	—
Transportation	144,723,476	144,723,476	—	—
Utilities	318,539,923	318,539,923	—	—
Short-Term Investments	356,790,199	356,790,199	—	—

Total	$8,249,799,397	$8,249,799,397	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

26

The Hartford Equity Income Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Automobiles & Components - 0.5%
187,464	Cie Generale des Etablissements Michelin SCA	$18,112,965

	Banks - 10.1%
4,448,666	Bank of America Corp.	106,990,417
1,436,266	JP Morgan Chase & Co.	137,536,832
322,066	M&T Bank Corp.	36,097,157
318,249	PNC Financial Services Group, Inc.	33,947,621
1,050,373	Truist Financial Corp.	39,199,921

		353,771,948

	Capital Goods - 11.3%
4,321,099	BAE Systems plc	27,561,835
317,601	Caterpillar, Inc.	36,962,404
410,668	Deere & Co.	59,571,500
707,408	Eaton Corp. plc	59,068,568
328,523	General Dynamics Corp.	42,911,674
244,545	Honeywell International, Inc.	34,700,936
153,907	Lockheed Martin Corp.	59,879,058
732,140	Raytheon Technologies Corp.	47,449,994
322,127	Trane Technologies plc	28,160,342

		396,266,311

	Consumer Durables & Apparel - 0.5%
300,700	VF Corp.	17,470,670

	Consumer Services - 1.1%
201,200	McDonald’s Corp.	37,737,072

	Diversified Financials - 1.2%
80,432	BlackRock, Inc.	40,380,081

	Energy - 4.7%
681,591	Chevron Corp.	62,706,372
108,731	ConocoPhillips	4,577,575
1,828,400	Kinder Morgan, Inc.	27,846,532
242,522	Phillips 66	17,745,335
1,127,058	TC Energy Corp.	51,869,202

		164,745,016

	Food & Staples Retailing - 0.4%
216,995	Sysco Corp.	12,210,309

	Food, Beverage & Tobacco - 6.2%
1,148,872	Archer-Daniels-Midland Co.	42,669,106
386,160	Coca-Cola Co.	17,720,882
924,541	Mondelez International, Inc. Class A	47,558,389
280,428	PepsiCo., Inc.	37,097,820
955,914	Philip Morris International, Inc.	71,311,185

		216,357,382

	Health Care Equipment & Services - 6.4%
1,032,652	Koninklijke Philips N.V.	45,015,857
795,335	Medtronic plc	77,648,556
343,913	UnitedHealth Group, Inc.	100,584,235

		223,248,648

	Household & Personal Products - 2.0%
178,500	Procter & Gamble Co.	21,039,795
1,003,048	Unilever N.V.	49,570,632

		70,610,427

	Insurance - 6.5%
354,712	Chubb Ltd.	38,312,443
338,627	Marsh & McLennan Cos., Inc.	32,958,566
1,624,607	MetLife, Inc.	58,615,820
980,867	Progressive Corp.	75,821,019
220,403	Travelers Cos., Inc.	22,306,988

		228,014,836

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Materials - 1.9%
430,641	Celanese Corp. Series A	$35,773,348
336,384	PPG Industries, Inc.	30,553,759

		66,327,107

	Media & Entertainment - 2.7%
2,478,141	Comcast Corp. Class A	93,252,446

	Pharmaceuticals, Biotechnology & Life Sciences - 12.7%
1,022,476	AstraZeneca plc ADR	53,455,045
273,017	Eli Lilly & Co.	42,219,349
628,822	Johnson & Johnson	94,348,453
392,623	Merck & Co., Inc.	31,150,709
564,688	Novartis AG	48,189,600
2,954,563	Pfizer, Inc.	113,337,037
181,582	Roche Holding AG	62,881,365

		445,581,558

	Real Estate - 2.7%
595,223	Crown Castle International Corp. REIT	94,896,403

	Retailing - 2.9%
323,804	Home Depot, Inc.	71,181,833
300,873	Lowe’s Cos., Inc.	31,516,447

		102,698,280

	Semiconductors & Semiconductor Equipment - 4.8%
360,831	Analog Devices, Inc.	39,547,078
1,630,977	Intel Corp.	97,826,000
176,060	KLA Corp.	28,889,685

		166,262,763

	Technology Hardware & Equipment - 5.4%
2,333,812	Cisco Systems, Inc.	98,906,952
1,975,167	Corning, Inc.	43,473,426
629,371	TE Connectivity Ltd.	46,233,594

		188,613,972

	Telecommunication Services - 2.9%
1,779,916	Verizon Communications, Inc.	102,256,174

	Transportation - 2.0%
432,237	Union Pacific Corp.	69,067,150

	Utilities - 7.0%
476,064	American Electric Power Co., Inc.	39,565,679
711,731	Dominion Energy, Inc.	54,895,812
270,156	Duke Energy Corp.	22,871,407
306,836	Eversource Energy	24,761,665
1,164,011	Exelon Corp.	43,161,528
370,742	Sempra Energy	45,916,396
456,193	UGI Corp.	13,767,905

		244,940,392

	Total Common Stocks (cost $2,893,887,181)	$3,352,821,910

SHORT-TERM INVESTMENTS - 3.3%
	Other Investment Pools & Funds - 3.3%
115,604,794	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(1)	$115,604,794

	Total Short-Term Investments (cost $115,604,794)	$115,604,794

Total Investments (cost $3,009,491,975)	99.2%	$3,468,426,704
Other Assets and Liabilities	0.8%	28,879,350

Total Net Assets	100.0%	$3,497,306,054

The accompanying notes are an integral part of these financial statements.

27

The Hartford Equity Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$18,112,965	$—	$18,112,965	$—
Banks	353,771,948	353,771,948	—	—
Capital Goods	396,266,311	368,704,476	27,561,835	—
Consumer Durables & Apparel	17,470,670	17,470,670	—	—
Consumer Services	37,737,072	37,737,072	—	—
Diversified Financials	40,380,081	40,380,081	—	—
Energy	164,745,016	164,745,016	—	—
Food & Staples Retailing	12,210,309	12,210,309	—	—
Food, Beverage & Tobacco	216,357,382	216,357,382	—	—
Health Care Equipment & Services	223,248,648	178,232,791	45,015,857	—
Household & Personal Products	70,610,427	70,610,427	—	—
Insurance	228,014,836	228,014,836	—	—
Materials	66,327,107	66,327,107	—	—
Media & Entertainment	93,252,446	93,252,446	—	—
Pharmaceuticals, Biotechnology & Life Sciences	445,581,558	334,510,593	111,070,965	—
Real Estate	94,896,403	94,896,403	—	—
Retailing	102,698,280	102,698,280	—	—
Semiconductors & Semiconductor Equipment	166,262,763	166,262,763	—	—
Technology Hardware & Equipment	188,613,972	188,613,972	—	—
Telecommunication Services	102,256,174	102,256,174	—	—
Transportation	69,067,150	69,067,150	—	—
Utilities	244,940,392	244,940,392	—	—
Short-Term Investments	115,604,794	115,604,794	—	—

Total	$3,468,426,704	$3,266,665,082	$201,761,622	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

28

The Hartford Growth Opportunities Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Automobiles & Components - 1.0%
1,056,134	API Group Corp.*	$10,666,952
44,548	Tesla, Inc.*	34,831,190

		45,498,142

	Capital Goods - 1.1%
593,709	Trane Technologies plc	51,902,041

	Commercial & Professional Services - 2.6%
590,551	Copart, Inc.*	47,309,041
87,717	CoStar Group, Inc.*	56,863,422
63,425	Klarna Holding AB(1)(2)(3)	14,510,963

		118,683,426

	Consumer Durables & Apparel - 1.0%
1,504,425	Peloton Interactive, Inc. Class A*	47,389,387

	Consumer Services - 4.0%
1,038,357	Aramark	28,357,530
60,169	Chipotle Mexican Grill, Inc.*	52,861,475
1,718,014	DraftKings, Inc.(2)(3)	32,401,744
16,017	DraftKings, Inc. Earnout(2)(3)	296,154
612,748	Planet Fitness, Inc. Class A*	36,967,087
1,490,135	Target Hospitality Corp.*	3,010,073
165,663	Vail Resorts, Inc.	28,328,373

		182,222,436

	Diversified Financials - 1.2%
979,535	Blackstone Group, Inc. Class A	51,170,908
569,183	Digital Landscape Group, Inc.*	4,795,367

		55,966,275

	Food, Beverage & Tobacco - 1.5%
1,092,238	Monster Beverage Corp.*	67,511,231

	Health Care Equipment & Services - 11.5%
357,431	ABIOMED, Inc.*	68,358,679
273,819	Danaher Corp.	44,758,454
383,251	DexCom, Inc.*	128,465,735
530,388	Insulet Corp.*	105,929,091
229,630	Intuitive Surgical, Inc.*	117,313,374
292,841	Novocure Ltd.*	19,268,938
236,746	Veeva Systems, Inc. Class A*	45,171,137

		529,265,408

	Media & Entertainment - 12.5%
609,090	Activision Blizzard, Inc.	38,817,306
678,395	Facebook, Inc. Class A*	138,874,240
233,188	Live Nation Entertainment, Inc.*	10,463,145
367,370	Match Group, Inc.*(4)	28,272,795
394,947	Netflix, Inc.*	165,818,498
833,024	Spotify Technology S.A.*	126,261,448
629,951	Walt Disney Co.	68,129,201

		576,636,633

	Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
161,631	Argenx SE ADR*	23,677,325
161,306	Ascendis Pharma A/S ADR*	21,894,063
103,240	Biogen, Inc.*	30,644,729
2,477,322	Elanco Animal Health, Inc.*	61,214,627
898,496	Exact Sciences Corp.*	70,963,214
313,797	Galapagos N.V.*	69,326,289
16,322	Galapagos N.V. ADR*(4)	3,598,185
118,207	Reata Pharmaceuticals, Inc. Class A*	18,695,619
347,222	Thermo Fisher Scientific, Inc.	116,208,259

		416,222,310

	Real Estate - 0.0%
29,564	We Co. Class A(1)(2)(3)	152,255

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Retailing - 12.9%
172,629	Amazon.com, Inc.*	$427,084,146
123,196	JAND, Inc. Class A(1)(2)(3)	1,790,038
963,691	Lowe’s Cos., Inc.	100,946,632
1,172,842	TJX Cos., Inc.	57,527,900
171,581	Tory Burch LLC*(1)(2)(3)	6,691,658

		594,040,374

	Semiconductors & Semiconductor Equipment - 7.6%
2,644,074	Advanced Micro Devices, Inc.*	138,523,037
2,644,634	Marvell Technology Group Ltd.	70,717,513
476,267	NVIDIA Corp.	139,203,319

		348,443,869

	Software & Services - 21.1%
557,612	2U, Inc.*(4)	13,243,285
133,985	Fair Isaac Corp.*	47,288,666
1,247,459	GoDaddy, Inc. Class A*	86,611,078
858,998	Guidewire Software, Inc.*	78,031,378
31,114	Paycom Software, Inc.*	8,121,376
1,019,509	PayPal Holdings, Inc.*	125,399,607
95,901	RingCentral, Inc. Class A*	21,916,256
199,092	ServiceNow, Inc.*	69,988,802
3,376,141	Slack Technologies, Inc. Class A*(4)	90,109,203
1,051,616	Splunk, Inc.*	147,604,822
1,636,775	Square, Inc. Class A*	106,619,524
15,030	Trade Desk, Inc. Class A*	4,397,477
855,153	Workday, Inc. Class A*	131,608,047
289,084	Zoom Video Communications, Inc. Class A*	39,075,484

		970,015,005

	Technology Hardware & Equipment - 7.7%
1,197,994	Apple, Inc.	351,970,637

	Transportation - 1.4%
2,124,776	Uber Technologies, Inc.*	64,316,970

	Total Common Stocks (cost $3,639,485,908)	$4,420,236,399

CONVERTIBLE PREFERRED STOCKS - 1.9%
	Commercial & Professional Services - 0.2%
470,535	Rubicon Global Holdings LLC Series C*(1)(2)(3)	$7,354,462

	Real Estate - 0.1%
404,267	We Co. Series D1*(1)(2)(3)	3,145,197
317,638	We Co. Series D2*(1)(2)(3)	2,471,224

		5,616,421

	Retailing - 1.0%
4,434,460	Coupang LLC*(1)(2)(3)	30,730,808
272,032	Honest Co., Inc. Series C(1)(2)(3)	9,224,605
275,096	JAND, Inc. Series D*(1)(2)(3)	4,206,218

		44,161,631

	Software & Services - 0.6%
5,668,755	Essence Group Holdings Corp. Series 3*(1)(2)(3)	13,718,387
743,470	Lookout, Inc. Series F*(1)(2)(3)	5,776,762
1,078,374	MarkLogic Corp. Series F*(1)(2)(3)	9,112,260

		28,607,409

	Total Convertible Preferred Stocks (cost $75,718,878)	$85,739,923

ESCROWS - 0.0%(5)
	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc.*(1)(2)(3)	$147,813

	Software & Services - 0.0%
566,228	Veracode, Inc.*(1)(2)(3)	308,028

	Total Escrows (cost $—)	$455,841

The accompanying notes are an integral part of these financial statements.

29

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
WARRANTS - 0.0%
	Consumer Services - 0.0%
10,530	DraftKings, Inc.*(2)(3)	$78,764
25,527	DraftKings, Inc. Class A*(2)(3)	199,111
496,700	Target Hospitality Corp. Expires 3/15/24*	109,275

		387,150

	Diversified Financials - 0.0%
1,609,100	Digital Landscape Group, Inc.*	241,365

	Total Warrants (cost $687,098)	$628,515

	Total Long-Term Investments (cost $3,715,891,884)	$4,507,060,678

SHORT-TERM INVESTMENTS - 2.8%
	Other Investment Pools & Funds - 2.1%
93,458,236	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(6)	$93,458,236

	Securities Lending Collateral - 0.7%
1,678,634	Citibank NA DDCA, 0.04%, 5/1/2020(6)	1,678,634
15,431,729	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(6)	15,431,729
9,376,146	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(6)	9,376,146
7,019,609	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(6)	7,019,609

		33,506,118

	Total Short-Term Investments (cost $126,964,354)	$126,964,354

Total Investments (cost $3,842,856,238)	100.9%	$4,634,025,032
Other Assets and Liabilities	(0.9)%	(39,226,344)

Total Net Assets	100.0%	$4,594,798,688

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of these securities was $142,316,451, which represented 3.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $142,316,451 or 3.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
11/2014	Coupang LLC Convertible Preferred	4,434,460	$13,805,011	$30,730,808
12/2014	DraftKings, Inc.	1,718,014	6,977,605	32,401,744
12/2014	DraftKings, Inc. Earnout	16,017	63,241	296,154
12/2014	DraftKings, Inc. Warrants	10,530	—	78,764
04/2020	DraftKings, Inc. Class A Warrants	25,527	—	199,111
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	5,668,755	8,964,002	13,718,387
08/2014	Honest Co., Inc. Series C Convertible Preferred	272,032	7,360,451	9,224,605
04/2015	JAND, Inc. Class A	123,196	1,414,943	1,790,038
04/2015	JAND, Inc. Series D Convertible Preferred	275,096	3,159,560	4,206,218
08/2015	Klarna Holding AB	63,425	6,956,489	14,510,963
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	5,776,762
04/2015	MarkLogic Corp. Series F Convertible Preferred	1,078,374	12,524,452	9,112,260
08/2014	One Kings Lane, Inc.	923,832	—	147,813
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	470,535	9,392,114	7,354,462
11/2013	Tory Burch LLC	171,581	13,447,917	6,691,658
08/2014	Veracode, Inc.	566,228	—	308,028
12/2014	We Co. Class A	29,564	492,275	152,255
12/2014	We Co. Series D1 Convertible Preferred	404,267	6,731,515	3,145,197
12/2014	We Co. Series D2 Convertible Preferred	317,638	5,289,041	2,471,224

			$105,071,348	$142,316,451

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(6)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

30

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$45,498,142	$45,498,142	$—	$—
Capital Goods	51,902,041	51,902,041	—	—
Commercial & Professional Services	118,683,426	104,172,463	—	14,510,963
Consumer Durables & Apparel	47,389,387	47,389,387	—	—
Consumer Services	182,222,436	149,524,538	32,697,898	—
Diversified Financials	55,966,275	55,966,275	—	—
Food, Beverage & Tobacco	67,511,231	67,511,231	—	—
Health Care Equipment & Services	529,265,408	529,265,408	—	—
Media & Entertainment	576,636,633	576,636,633	—	—
Pharmaceuticals, Biotechnology & Life Sciences	416,222,310	346,896,021	69,326,289	—
Real Estate	152,255	—	—	152,255
Retailing	594,040,374	585,558,678	—	8,481,696
Semiconductors & Semiconductor Equipment	348,443,869	348,443,869	—	—
Software & Services	970,015,005	970,015,005	—	—
Technology Hardware & Equipment	351,970,637	351,970,637	—	—
Transportation	64,316,970	64,316,970	—	—
Convertible Preferred Stocks	85,739,923	—	—	85,739,923
Escrows	455,841	—	—	455,841
Warrants	628,515	350,640	277,875	—
Short-Term Investments	126,964,354	126,964,354	—	—

Total	$4,634,025,032	$4,422,382,292	$102,302,062	$109,340,678

(1)

For the six-month period ended April 30, 2020, investments valued at $15,400,659 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers in to Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2020:

	Common Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$81,651,451	$86,994,121	$576,266	$169,221,838
Conversions*	—	—	—	—
Purchases	—	—	—	—
Sales	(40,333,225)	—	(193,442)	(40,526,667)
Total realized gain/(loss)	(79,889)	—	193,442	113,553
Net change in unrealized appreciation/(depreciation)	(2,692,764)	(1,254,198)	(120,425)	(4,067,387)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(15,400,659)	—	—	(15,400,659)

Ending balance	$23,144,914	$85,739,923	$455,841	$109,340,678

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2020 was $(4,707,138).

The accompanying notes are an integral part of these financial statements.

31

The Hartford Healthcare Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6%
	Biotechnology - 20.7%
112,927	89bio, Inc.*(1)	$2,654,914
82,313	Aimmune Therapeutics, Inc.*(1)	1,409,199
679,848	Alkermes plc*	9,320,716
112,500	Alnylam Pharmaceuticals, Inc.*	14,816,250
297,220	Apellis Pharmaceuticals, Inc.*	10,185,729
162,063	Arena Pharmaceuticals, Inc.*	7,936,225
18,590	Argenx SE ADR*	2,723,249
165,417	Assembly Biosciences, Inc.*	2,896,452
134,462	Biohaven Pharmaceutical Holding Co., Ltd.*	6,333,160
41,812	Black Diamond Therapeutics, Inc.*(1)	1,548,716
253,262	Coherus Biosciences, Inc.*	4,204,149
185,991	Constellation Pharmaceuticals, Inc.*	6,691,956
336,622	G1 Therapeutics, Inc.*	4,419,847
34,667	Galapagos N.V.*	7,658,883
53,985	Genmab A/S*	12,977,160
149,007	Genus plc	6,401,679
192,915	Global Blood Therapeutics, Inc.*(1)	14,761,856
396,914	GlycoMimetics, Inc.*	1,107,390
928,680	ImmunoGen, Inc.*	3,789,014
176,500	Invitae Corp.*(1)	2,921,075
854,046	Ironwood Pharmaceuticals, Inc.*(1)	8,540,460
95,185	Kodiak Sciences, Inc.*(1)	5,192,342
83,936	Madrigal Pharmaceuticals, Inc.*(1)	7,023,764
574,699	Momenta Pharmaceuticals, Inc.*	18,217,958
215,429	Myovant Sciences Ltd.*	2,580,839
539,554	PhaseBio Pharmaceuticals, Inc.*(1)	2,082,678
610,758	Portola Pharmaceuticals, Inc.*(1)	4,324,167
133,323	Radius Health, Inc.*	2,091,838
1,383,328	Rigel Pharmaceuticals, Inc.*(1)	2,476,157
201,755	Seattle Genetics, Inc.*	27,686,839
659,542	Syndax Pharmaceuticals, Inc.*	11,871,756
99,064	Turning Point Therapeutics, Inc.*	5,102,787
133,199	Twist Bioscience Corp.*	4,356,939
208,130	UroGen Pharma Ltd.*(1)	4,622,567
140,943	Vertex Pharmaceuticals, Inc.*	35,404,882
201,912	Zai Lab Ltd. ADR*	12,663,921
60,904	Zealand Pharma A/S ADR*(1)	2,131,640

		281,129,153

	Health Care Equipment - 22.9%
338,558	Abbott Laboratories	31,177,806
296,841	Baxter International, Inc.	26,353,544
46,585	Becton Dickinson and Co.	11,764,110
955,982	Boston Scientific Corp.*	35,830,205
230,070	Danaher Corp.	37,607,242
160,629	Edwards Lifesciences Corp.*	34,936,808
56,858	Hill-Rom Holdings, Inc.	6,395,956
220,224	Hologic, Inc.*	11,033,222
41,225	Integer Holdings Corp.*	3,069,614
37,600	Intuitive Surgical, Inc.*	19,209,088
19,111	Masimo Corp.*	4,088,034
478,906	Medtronic plc	46,755,593
124,615	NuVasive, Inc.*	7,586,561
170,299	Shockwave Medical, Inc.*	6,832,396
832,674	Smith & Nephew plc	16,294,666
68,800	Venus MedTech Hangzhou, Inc. Class H*(2)	471,266
87,025	Zimmer Biomet Holdings, Inc.	10,416,893

		309,823,004

	Health Care Facilities - 2.9%
297,022	Acadia Healthcare Co., Inc.*(1)	7,131,498
174,818	Encompass Health Corp.	11,581,693
182,473	HCA Healthcare, Inc.	20,050,133

		38,763,324

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Health Care Services - 0.8%
39,115	Amedisys, Inc.*	$7,203,418
394,577	R1 RCM, Inc.*	4,072,035

		11,275,453

	Health Care Supplies - 0.6%
2,914,260	ConvaTec Group plc(2)	7,783,764

	Health Care Technology - 1.9%
1,244,000	Alibaba Health Information Technology Ltd.*	2,975,657
308,672	HMS Holdings Corp.*	8,851,169
143,520	Omnicell, Inc.*	10,462,608
17,168	Teladoc Health, Inc.*	2,825,681

		25,115,115

	Life Sciences Tools & Services - 9.7%
218,898	Adaptive Biotechnologies Corp.*	7,006,925
34,894	Bio-Techne Corp.	7,851,150
77,016	ICON plc*	12,358,757
201,718	NanoString Technologies, Inc.*(1)	6,406,564
390,937	Pharmaron Beijing Co., Ltd. Class H*(2)	3,075,757
536,077	PPD, Inc.*	12,812,240
128,948	PRA Health Sciences, Inc.*	12,443,482
39,091	Repligen Corp.*	4,540,420
25,963	Tecan Group AG	8,358,587
147,081	Thermo Fisher Scientific, Inc.	49,225,069
427,545	WuXi AppTec Co., Ltd. Class H(2)	6,027,822
116,000	Wuxi Biologics Cayman, Inc.*(2)	1,805,704

		131,912,477

	Managed Health Care - 11.7%
238,505	Centene Corp.*	15,879,663
60,220	Humana, Inc.	22,993,200
41,046	Molina Healthcare, Inc.*	6,730,313
471,300	Notre Dame Intermedica Participacoes S.A.	4,750,355
371,111	UnitedHealth Group, Inc.	108,538,834

		158,892,365

	Pharmaceuticals - 26.4%
518,111	Amneal Pharmaceuticals, Inc.*(1)	1,880,743
731,102	AstraZeneca plc ADR	38,222,013
900,807	Bristol-Myers Squibb Co.	54,778,074
79,130	Chugai Pharmaceutical Co., Ltd.	9,432,430
187,075	Daiichi Sankyo Co., Ltd.	12,859,766
216,895	Eisai Co., Ltd.	15,141,647
262,050	Elanco Animal Health, Inc.*	6,475,255
357,512	Eli Lilly & Co.	55,285,656
48,507	Hikma Pharmaceuticals plc	1,444,734
99,927	Hutchison China MediTech Ltd. ADR*	2,149,430
119,032	Laboratorios Farmaceuticos Rovi S.A.	3,393,818
632,611	MediWound Ltd.*	1,265,222
575,534	Mylan N.V.*	9,651,705
151,241	MyoKardia, Inc.*	9,500,960
87,548	Novartis AG	7,471,211
262,445	Odonate Therapeutics, Inc.*	7,387,827
280,045	Ono Pharmaceutical Co., Ltd.	6,746,929
2,101,905	Pfizer, Inc.	80,629,076
266,369	Revance Therapeutics, Inc.*	4,930,490
127,046	Satsuma Pharmaceuticals, Inc.*	2,490,102
75,770	Takeda Pharmaceutical Co., Ltd.	2,732,376
183,053	Theravance Biopharma, Inc.*	5,337,825
238,886	Tricida, Inc.*(1)	7,226,301
109,272	UCB S.A.	10,013,567
203,582	WaVe Life Sciences Ltd.*(1)	1,767,092

		358,214,249

	Total Common Stocks (cost $1,067,208,274)	$1,322,908,904

The accompanying notes are an integral part of these financial statements.

32

The Hartford Healthcare Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
RIGHTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
66,213	Clementia Pharmaceuticals, Inc.*(3)(4)	$70,848

	Total Rights (cost $89,388)	$70,848

	Total Long-Term Investments (cost $1,067,297,662)	$1,322,979,752

SHORT-TERM INVESTMENTS - 5.4%
	Other Investment Pools & Funds - 3.8%
50,930,393	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(5)	$50,930,393

	Securities Lending Collateral - 1.6%
1,121,426	Citibank NA DDCA, 0.04%, 5/1/2020(5)	1,121,426
10,309,293	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(5)	10,309,293
6,263,811	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(5)	6,263,811
4,689,508	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(5)	4,689,508

		22,384,038

	Total Short-Term Investments (cost $73,314,431)	$73,314,431

Total Investments (cost $1,140,612,093)	103.0%	$1,396,294,183
Other Assets and Liabilities	(3.0)%	(40,866,036)

Total Net Assets	100.0%	$1,355,428,147

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $19,164,313, representing 1.4% of net assets.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of this security was $70,848, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Investment valued using significant unobservable inputs.

(5)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$281,129,153	$254,091,431	$27,037,722	$—
Health Care Equipment	309,823,004	293,057,072	16,765,932	—
Health Care Facilities	38,763,324	38,763,324	—	—
Health Care Services	11,275,453	11,275,453	—	—
Health Care Supplies	7,783,764	—	7,783,764	—
Health Care Technology	25,115,115	22,139,458	2,975,657	—
Life Sciences Tools & Services	131,912,477	112,644,607	19,267,870	—
Managed Health Care	158,892,365	158,892,365	—	—
Pharmaceuticals	358,214,249	288,977,771	69,236,478	—
Rights	70,848	—	—	70,848
Short-Term Investments	73,314,431	73,314,431	—	—

Total	$1,396,294,183	$1,253,155,912	$143,067,423	$70,848

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

33

The Hartford MidCap Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Banks - 5.0%
1,449,178	Cullen/Frost Bankers, Inc.(1)	$104,137,931
230,760	First Citizens BancShares, Inc. Class A	88,150,320
1,502,749	First Republic Bank	156,721,693
845,095	M&T Bank Corp.	94,718,248
1,922,438	Prosperity Bancshares, Inc.	115,211,709
1,253,173	South State Corp.	72,483,526

		631,423,427

	Capital Goods - 9.7%
1,856,565	Axon Enterprise, Inc.*	134,990,841
3,630,183	Fastenal Co.	131,485,228
882,339	HEICO Corp. Class A	63,819,580
1,386,066	IDEX Corp.	212,941,320
6,063,757	Ingersoll Rand, Inc.*(1)	176,334,054
853,883	Lennox International, Inc.	159,402,878
1,596,652	Lincoln Electric Holdings, Inc.	128,546,452
1,483,526	PACCAR, Inc.	102,704,505
611,119	Watsco, Inc.	98,384,048

		1,208,608,906

	Commercial & Professional Services - 4.5%
136,714	CoStar Group, Inc.*	88,626,218
4,940,495	GFL Environmental, Inc.(1)	85,470,563
2,777,518	Healthcare Services Group, Inc.(1)	70,798,934
3,568,306	IAA, Inc.*	137,736,612
8,565,293	KAR Auction Services, Inc.	128,308,089
633,143	TransUnion	49,885,337

		560,825,753

	Consumer Durables & Apparel - 4.7%
1,600,810	Carter’s, Inc.	125,183,342
62,983	NVR, Inc.*	195,247,300
2,380,591	PVH Corp.	117,196,495
4,510,644	Under Armour, Inc. Class C*	41,813,670
4,065,195	YETI Holdings, Inc.*(1)	112,240,034

		591,680,841

	Consumer Services - 3.0%
2,283,800	Choice Hotels International, Inc.	171,399,190
1,205,389	Hyatt Hotels Corp. Class A(1)	67,815,185
3,597,561	Service Corp. International	132,174,391

		371,388,766

	Diversified Financials - 2.1%
392,952	Credit Acceptance Corp.*(1)	122,432,055
212,064	FactSet Research Systems, Inc.	58,317,600
1,041,288	Northern Trust Corp.	82,428,358

		263,178,013

	Energy - 0.5%
2,782,610	Cabot Oil & Gas Corp.	60,160,028

	Food & Staples Retailing - 0.9%
3,870,775	Performance Food Group Co.*	113,607,246

	Health Care Equipment & Services - 12.4%
2,283,319	Encompass Health Corp.	151,269,884
1,695,443	Hill-Rom Holdings, Inc.	190,720,383
2,876,610	Integra LifeSciences Holdings Corp.*	146,850,940
1,108,453	Masimo Corp.*	237,109,181
389,804	Molina Healthcare, Inc.*	63,916,162
2,581,212	NuVasive, Inc.*	157,144,187
597,521	STERIS plc	85,146,742
1,805,336	Tandem Diabetes Care, Inc.*	144,029,706
341,017	Teleflex, Inc.	114,377,102
1,441,268	Varian Medical Systems, Inc.*	164,852,234
496,019	Veeva Systems, Inc. Class A*	94,640,425

		1,550,056,946

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Insurance - 4.4%
139,818	Alleghany Corp.	$74,622,265
354,731	Erie Indemnity Co. Class A	63,163,402
2,353,564	Fidelity National Financial, Inc.	63,663,906
194,803	Markel Corp.*	168,668,229
108,480	White Mountains Insurance Group Ltd.	105,551,040
1,383,814	WR Berkley Corp.	74,725,956

		550,394,798

	Materials - 2.8%
2,216,867	Ball Corp.	145,404,307
1,338,396	Element Solutions, Inc.*	13,718,559
1,025,412	Packaging Corp. of America	99,106,070
2,801,921	Silgan Holdings, Inc.	96,666,274

		354,895,210

	Media & Entertainment - 3.0%
104,742	Cable One, Inc.	200,356,782
3,190,381	Cargurus, Inc.*	72,995,917
800,986	Roku, Inc.*	97,103,533

		370,456,232

	Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
3,235,378	Aerie Pharmaceuticals, Inc.*(1)	49,307,161
799,121	Alnylam Pharmaceuticals, Inc.*	105,244,236
2,547,349	Apellis Pharmaceuticals, Inc.*	87,297,650
802,940	Bio-Techne Corp.	180,661,500
1,640,502	Ionis Pharmaceuticals, Inc.*	91,097,076
83,002	Mettler-Toledo International, Inc.*	59,756,460
1,683,557	PRA Health Sciences, Inc.*	162,463,250
2,929,640	PTC Therapeutics, Inc.*	149,177,269
889,111	Reata Pharmaceuticals, Inc. Class A*	140,621,796
997,319	Repligen Corp.*	115,838,602

		1,141,465,000

	Real Estate - 2.2%
2,377,806	Douglas Emmett, Inc. REIT	72,499,305
2,960,846	Equity Commonwealth REIT	100,520,721
4,695,075	Redfin Corp.*	99,206,935

		272,226,961

	Retailing - 3.4%
1,378,143	CarMax, Inc.*(1)	101,500,232
2,445,797	Etsy, Inc.*(1)	158,658,851
910,698	GrubHub, Inc.*(1)	43,522,258
942,098	Wayfair, Inc. Class A*(1)	116,857,836

		420,539,177

	Semiconductors & Semiconductor Equipment - 4.6%
1,216,689	First Solar, Inc.*	53,546,483
1,804,497	MKS Instruments, Inc.	180,864,734
1,047,048	Monolithic Power Systems, Inc.	209,315,366
1,348,357	Silicon Laboratories, Inc.*(1)	131,087,267

		574,813,850

	Software & Services - 13.7%
262,457	Akamai Technologies, Inc.*	25,644,673
988,294	Aspen Technology, Inc.*	101,053,062
2,624,918	Black Knight, Inc.*	185,240,463
1,981,998	Blackbaud, Inc.	109,525,209
459,860	EPAM Systems, Inc.*	101,578,475
466,021	Fair Isaac Corp.*	164,477,452
8,162,041	Genpact Ltd.	281,019,072
1,547,275	Guidewire Software, Inc.*	140,554,461
1,603,658	Q2 Holdings, Inc.*	127,843,616
6,762,893	Teradata Corp.*	166,299,539
429,771	VeriSign, Inc.*	90,032,727

The accompanying notes are an integral part of these financial statements.

34

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Software & Services - 13.7% - (continued)
1,668,732	WEX, Inc.*	$220,806,618

		1,714,075,367

	Technology Hardware & Equipment - 10.1%
879,486	CDW Corp.	97,447,049
1,451,930	Coherent, Inc.*	185,658,289
10,595,394	CommScope Holding Co., Inc.*(1)	116,655,288
1,170,108	F5 Networks, Inc.*	162,949,240
11,641,597	Flex Ltd.*	113,621,987
6,526,688	II-VI, Inc.*(1)	224,648,601
2,812,193	Lumentum Holdings, Inc.*	227,534,536
3,393,534	National Instruments Corp.	130,379,576

		1,258,894,566

	Transportation - 1.6%
356,680	AMERCO	99,916,768
2,859,176	Knight-Swift Transportation Holdings, Inc.	106,304,164

		206,220,932

	Utilities - 2.0%
990,178	Black Hills Corp.	61,331,625
1,980,225	NiSource, Inc.	49,723,450
4,604,709	UGI Corp.	138,970,118

		250,025,193

	Total Common Stocks (cost $11,187,995,695)	$12,464,937,212

Short-Term Investments - 2.9%
	Other Investment Pools & Funds - 0.3%
38,613,595	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.19%(2)	38,613,595

	Securities Lending Collateral - 2.6%
15,976,432	Citibank NA DDCA, 0.04%, 5/1/2020(2)	15,976,432
146,871,752	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(2)	146,871,752
89,237,635	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(2)	89,237,635
66,809,255	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	66,809,255

		318,895,074

	Total Short-Term Investments (cost $357,508,669)	$357,508,669

Total Investments (cost $11,545,504,364)	102.6%	$12,822,445,881
Other Assets and Liabilities	(2.6)%	(321,269,968)

Total Net Assets	100.0%	$12,501,175,913

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

35

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$631,423,427	$631,423,427	$—	$—
Capital Goods	1,208,608,906	1,208,608,906	—	—
Commercial & Professional Services	560,825,753	560,825,753	—	—
Consumer Durables & Apparel	591,680,841	591,680,841	—	—
Consumer Services	371,388,766	371,388,766	—	—
Diversified Financials	263,178,013	263,178,013	—	—
Energy	60,160,028	60,160,028	—	—
Food & Staples Retailing	113,607,246	113,607,246	—	—
Health Care Equipment & Services	1,550,056,946	1,550,056,946	—	—
Insurance	550,394,798	550,394,798	—	—
Materials	354,895,210	354,895,210	—	—
Media & Entertainment	370,456,232	370,456,232	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,141,465,000	1,141,465,000	—	—
Real Estate	272,226,961	272,226,961	—	—
Retailing	420,539,177	420,539,177	—	—
Semiconductors & Semiconductor Equipment	574,813,850	574,813,850	—	—
Software & Services	1,714,075,367	1,714,075,367	—	—
Technology Hardware & Equipment	1,258,894,566	1,258,894,566	—	—
Transportation	206,220,932	206,220,932	—	—
Utilities	250,025,193	250,025,193	—	—
Short-Term Investments	357,508,669	357,508,669	—	—

Total	$12,822,445,881	$12,822,445,881	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

36

The Hartford MidCap Value Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Banks - 8.8%
96,817	M&T Bank Corp.	$10,851,249
99,421	South State Corp.	5,750,511
713,864	Sterling Bancorp /DE	8,801,943
376,241	Synovus Financial Corp.	7,904,823
247,978	Western Alliance Bancorp	8,897,451
279,579	Zions Bancorp N.A	8,837,492

		51,043,469

	Capital Goods - 10.2%
337,125	Colfax Corp.*(1)	8,694,454
71,867	EnerSys	4,196,314
136,255	Fortune Brands Home & Security, Inc.	6,567,491
422,221	Ingersoll Rand, Inc.*	12,278,187
339,253	JELD-WEN Holding, Inc.*	4,308,513
58,783	L3Harris Technologies, Inc.	11,386,267
96,195	Moog, Inc. Class A	4,759,728
124,812	Westinghouse Air Brake Technologies Corp.	7,041,893

		59,232,847

	Commercial & Professional Services - 1.7%
184,062	Clean Harbors, Inc.*	9,834,433

	Consumer Durables & Apparel - 3.4%
214,011	Lennar Corp. Class A	10,715,531
362,014	Steven Madden Ltd.	9,075,691

		19,791,222

	Consumer Services - 1.7%
258,366	Wyndham Hotels & Resorts, Inc.	9,742,982

	Diversified Financials - 3.1%
836,859	SLM Corp.	6,979,404
246,027	Voya Financial, Inc.	11,113,040

		18,092,444

	Energy - 2.8%
202,109	Delek U.S. Holdings, Inc.	4,719,245
222,373	Diamondback Energy, Inc.	9,682,120
183,906	Viper Energy Partners L.P.	1,706,648

		16,108,013

	Food & Staples Retailing - 1.9%
519,158	U.S. Foods Holding Corp.*	11,161,897

	Food, Beverage & Tobacco - 1.0%
65,969	Post Holdings, Inc.*	6,059,253

	Health Care Equipment & Services - 11.7%
163,409	Acadia Healthcare Co., Inc.*	3,923,450
231,660	Centene Corp.*	15,423,923
135,548	Encompass Health Corp.	8,980,055
57,830	Hill-Rom Holdings, Inc.	6,505,297
132,872	Hologic, Inc.*	6,656,887
68,022	Molina Healthcare, Inc.*	11,153,567
35,236	STERIS plc	5,021,130
88,798	Zimmer Biomet Holdings, Inc.	10,629,121

		68,293,430

	Insurance - 8.5%
122,157	Arthur J Gallagher & Co.	9,589,324
92,589	Assurant, Inc.	9,836,655
607,843	CNO Financial Group, Inc.	8,546,273
93,813	Hanover Insurance Group, Inc.	9,416,949
119,877	Kemper Corp.	8,058,132
490,061	Lancashire Holdings Ltd.	3,777,458

		49,224,791

	Materials - 9.2%
164,705	Buzzi Unicem S.p.A.	3,231,348
124,648	Cabot Corp.	4,224,321

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Materials - 9.2% - (continued)
213,070	Carpenter Technology Corp.	$4,723,762
142,671	Celanese Corp. Series A	11,851,680
157,752	Crown Holdings, Inc.*	10,160,806
104,968	FMC Corp.	9,646,559
107,462	Reliance Steel & Aluminum Co.	9,626,446

		53,464,922

	Media & Entertainment - 2.2%
77,735	Electronic Arts, Inc.*	8,882,001
385,944	TEGNA, Inc.	4,137,320

		13,019,321

	Real Estate - 10.9%
117,932	Americold Realty Trust REIT	3,607,540
75,176	Boston Properties, Inc. REIT	7,305,604
300,142	Corporate Office Properties Trust REIT	7,929,751
199,563	First Industrial Realty Trust, Inc. REIT	7,537,494
355,675	Gaming and Leisure Properties, Inc. REIT	10,044,262
243,728	Highwoods Properties, Inc. REIT	9,459,084
87,882	Life Storage, Inc. REIT	7,697,584
341,935	Physicians Realty Trust REIT	5,272,638
225,415	STORE Capital Corp. REIT	4,524,079

		63,378,036

	Retailing - 2.0%
90,742	Dollar Tree, Inc.*	7,229,415
64,777	Expedia Group, Inc.	4,597,872

		11,827,287

	Semiconductors & Semiconductor Equipment - 3.3%
27,595	KLA Corp.	4,528,064
19,284	Lam Research Corp.	4,922,819
94,626	MKS Instruments, Inc.	9,484,364

		18,935,247

	Software & Services - 4.2%
143,045	Amdocs Ltd.	9,217,820
120,271	Leidos Holdings, Inc.	11,883,978
66,246	SS&C Technologies Holdings, Inc.	3,654,129

		24,755,927

	Technology Hardware & Equipment - 5.2%
70,798	Ciena Corp.*	3,274,407
50,222	Coherent, Inc.*	6,421,887
141,777	Lumentum Holdings, Inc.*	11,471,177
32,365	Rogers Corp.*	3,593,810
125,387	Western Digital Corp.	5,777,833

		30,539,114

	Telecommunication Services - 0.7%
155,546	Millicom International Cellular S.A.(1)	4,042,033

	Utilities - 6.2%
236,758	Alliant Energy Corp.	11,494,601
122,082	Evergy, Inc.	7,133,251
147,004	Portland General Electric Co.	6,878,317
87,400	Sempra Energy	10,824,490

		36,330,659

	Total Common Stocks (cost $615,477,030)	$574,877,327

SHORT-TERM INVESTMENTS - 1.1%
	Other Investment Pools & Funds - 0.8%
4,596,207	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	$4,596,207

The accompanying notes are an integral part of these financial statements.

37

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 1.1% - (continued)
	Securities Lending Collateral - 0.3%
72,579	Citibank NA DDCA, 0.04%, 5/1/2020(2)	$72,579
667,218	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(2)	667,218
405,394	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(2)	405,394
303,505	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	303,505

		1,448,696

	Total Short-Term Investments (cost $6,044,903)	$6,044,903

Total Investments (cost $621,521,933)	99.8%	$580,922,230
Other Assets and Liabilities	0.2%	1,380,651

Total Net Assets	100.0%	$582,302,881

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$51,043,469	$51,043,469	$—	$—
Capital Goods	59,232,847	59,232,847	—	—
Commercial & Professional Services	9,834,433	9,834,433	—	—
Consumer Durables & Apparel	19,791,222	19,791,222	—	—
Consumer Services	9,742,982	9,742,982	—	—
Diversified Financials	18,092,444	18,092,444	—	—
Energy	16,108,013	16,108,013	—	—
Food & Staples Retailing	11,161,897	11,161,897	—	—
Food, Beverage & Tobacco	6,059,253	6,059,253	—	—
Health Care Equipment & Services	68,293,430	68,293,430	—	—
Insurance	49,224,791	49,224,791	—	—
Materials	53,464,922	50,233,574	3,231,348	—
Media & Entertainment	13,019,321	13,019,321	—	—
Real Estate	63,378,036	63,378,036	—	—
Retailing	11,827,287	11,827,287	—	—
Semiconductors & Semiconductor Equipment	18,935,247	18,935,247	—	—
Software & Services	24,755,927	24,755,927	—	—
Technology Hardware & Equipment	30,539,114	30,539,114	—	—
Telecommunication Services	4,042,033	—	4,042,033	—
Utilities	36,330,659	36,330,659	—	—
Short-Term Investments	6,044,903	6,044,903	—	—

Total	$580,922,230	$573,648,849	$7,273,381	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

38

Hartford Quality Value Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Banks - 13.1%
282,730	Bank of America Corp.	$6,799,656
33,605	Bank of Nova Scotia	1,348,905
67,862	Citigroup, Inc.	3,295,379
76,879	JP Morgan Chase & Co.	7,361,933
31,711	PNC Financial Services Group, Inc.	3,382,612

		22,188,485

	Capital Goods - 9.2%
11,260	3M Co.	1,710,619
16,316	Deere & Co.	2,366,799
27,154	Eaton Corp. plc	2,267,359
16,406	Honeywell International, Inc.	2,328,011
71,005	Johnson Controls International plc	2,066,956
5,466	Lockheed Martin Corp.	2,126,602
21,217	Otis Worldwide Corp.*	1,080,158
25,741	Raytheon Technologies Corp.	1,668,274

		15,614,778

	Consumer Services - 1.6%
14,469	McDonald’s Corp.	2,713,806

	Diversified Financials - 1.0%
18,439	American Express Co.	1,682,559

	Energy - 6.3%
51,571	Chevron Corp.	4,744,532
33,155	EOG Resources, Inc.	1,575,194
47,779	Exxon Mobil Corp.	2,220,290
60,755	Total S.A. ADR	2,135,539

		10,675,555

	Food & Staples Retailing - 2.1%
55,988	Kroger Co.	1,769,781
32,868	Sysco Corp.	1,849,482

		3,619,263

	Food, Beverage & Tobacco - 6.5%
32,817	General Mills, Inc.	1,965,410
35,561	Kellogg Co.	2,329,246
36,897	Mondelez International, Inc. Class A	1,897,982
14,413	Nestle S.A. ADR	1,514,806
44,212	Philip Morris International, Inc.	3,298,215

		11,005,659

	Health Care Equipment & Services - 7.6%
9,143	Becton Dickinson and Co.	2,308,882
18,792	Hill-Rom Holdings, Inc.	2,113,912
40,602	Koninklijke Philips N.V. ADR	1,782,834
42,056	Medtronic plc	4,105,927
8,908	UnitedHealth Group, Inc.	2,605,323

		12,916,878

	Insurance - 5.4%
52,372	American International Group, Inc.	1,331,820
22,458	Chubb Ltd.	2,425,689
22,116	Marsh & McLennan Cos., Inc.	2,152,550
41,263	Principal Financial Group, Inc.	1,502,386
28,704	Prudential Financial, Inc.	1,790,268

		9,202,713

	Materials - 3.4%
21,895	Celanese Corp. Series A	1,818,817
23,943	FMC Corp.	2,200,362
19,277	PPG Industries, Inc.	1,750,930

		5,770,109

	Media & Entertainment - 2.1%
96,129	Comcast Corp. Class A	3,617,334

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
54,671	AstraZeneca plc ADR	$2,858,200
32,673	Merck & Co., Inc.	2,592,276
23,115	Novartis AG ADR	1,958,534
145,099	Pfizer, Inc.	5,565,997

		12,975,007

	Real Estate - 4.1%
7,375	American Tower Corp. REIT	1,755,250
147,356	Host Hotels & Resorts, Inc. REIT	1,813,952
8,804	Public Storage REIT	1,632,702
103,259	VICI Properties, Inc. REIT	1,798,772

		7,000,676

	Retailing - 3.9%
571,800	Allstar Co.(1)(2)(3)	—
23,490	Lowe’s Cos., Inc.	2,460,578
21,968	Target Corp.	2,410,768
35,083	TJX Cos., Inc.	1,720,821

		6,592,167

	Semiconductors & Semiconductor Equipment - 8.1%
9,726	Broadcom, Inc.	2,641,776
93,685	Intel Corp.	5,619,226
11,573	KLA Corp.	1,899,014
22,724	QUALCOMM, Inc.	1,787,697
16,105	Texas Instruments, Inc.	1,869,307

		13,817,020

	Software & Services - 2.5%
11,833	Accenture plc Class A	2,191,353
16,282	International Business Machines Corp.	2,044,368

		4,235,721

	Technology Hardware & Equipment - 2.2%
4,572	Apple, Inc.	1,343,254
55,440	Cisco Systems, Inc.	2,349,547

		3,692,801

	Telecommunication Services - 3.9%
115,847	Verizon Communications, Inc.	6,655,410

	Transportation - 1.0%
17,038	J.B. Hunt Transport Services, Inc.	1,722,883

	Utilities - 5.9%
46,710	Alliant Energy Corp.	2,267,771
43,223	Avangrid, Inc.	1,858,589
27,286	Dominion Energy, Inc.	2,104,569
28,436	Eversource Energy	2,294,785
47,185	UGI Corp.	1,424,043

		9,949,757

	Total Common Stocks (cost $168,480,078)	$165,648,581

SHORT-TERM INVESTMENTS - 2.7%
	Other Investment Pools & Funds - 2.7%
4,666,996	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(4)	4,666,996

	Total Short-Term Investments (cost $4,666,996)	$4,666,996

Total Investments (cost $173,147,074)	100.2%	$170,315,577
Other Assets and Liabilities	(0.2)%	(372,123)

Total Net Assets	100.0%	$169,943,454

The accompanying notes are an integral part of these financial statements.

39

Hartford Quality Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.
(2)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	571,800	$248,744	$—

(4)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$22,188,485	$22,188,485	$—	$—
Capital Goods	15,614,778	15,614,778	—	—
Consumer Services	2,713,806	2,713,806	—	—
Diversified Financials	1,682,559	1,682,559	—	—
Energy	10,675,555	10,675,555	—	—
Food & Staples Retailing	3,619,263	3,619,263	—	—
Food, Beverage & Tobacco	11,005,659	11,005,659	—	—
Health Care Equipment & Services	12,916,878	12,916,878	—	—
Insurance	9,202,713	9,202,713	—	—
Materials	5,770,109	5,770,109	—	—
Media & Entertainment	3,617,334	3,617,334	—	—
Pharmaceuticals, Biotechnology & Life Sciences	12,975,007	12,975,007	—	—
Real Estate	7,000,676	7,000,676	—	—
Retailing	6,592,167	6,592,167	—	—
Semiconductors & Semiconductor Equipment	13,817,020	13,817,020	—	—
Software & Services	4,235,721	4,235,721	—	—
Technology Hardware & Equipment	3,692,801	3,692,801	—	—
Telecommunication Services	6,655,410	6,655,410	—	—
Transportation	1,722,883	1,722,883	—	—
Utilities	9,949,757	9,949,757	—	—
Short-Term Investments	4,666,996	4,666,996	—	—

Total	$170,315,577	$170,315,577	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

40

The Hartford Small Cap Growth Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Automobiles & Components - 0.9%
88,269	Thor Industries, Inc.(1)	$5,843,408
29,275	Visteon Corp.*	1,765,282

		7,608,690

	Banks - 3.2%
75,659	First Busey Corp.	1,393,639
207,718	First Hawaiian, Inc.	3,653,760
644,678	MGIC Investment Corp.	4,712,596
180,693	Seacoast Banking Corp. of Florida*	4,060,172
336,169	Sterling Bancorp	4,144,964
97,249	Synovus Financial Corp.	2,043,201
151,917	Triumph Bancorp, Inc.*	4,209,620
76,230	Western Alliance Bancorp	2,735,132

		26,953,084

	Capital Goods - 13.0%
193,310	Aerojet Rocketdyne Holdings, Inc.*	7,952,773
179,789	Altra Industrial Motion Corp.	5,017,911
30,429	American Woodmark Corp.*	1,564,355
149,241	Applied Industrial Technologies, Inc.	7,818,736
50,294	Armstrong World Industries, Inc.	3,876,662
79,633	Axon Enterprise, Inc.*	5,790,115
118,612	BWX Technologies, Inc.	6,293,553
57,724	Curtiss-Wright Corp.	5,983,093
82,393	EnerSys	4,810,927
95,976	Generac Holdings, Inc.*	9,351,902
122,992	ITT, Inc.	6,484,138
93,583	John Bean Technologies Corp.	7,181,559
86,269	Mercury Systems, Inc.*	7,691,744
144,358	Patrick Industries, Inc.	5,950,437
223,606	Rexnord Corp.	6,097,736
171,893	SPX Corp.*	6,554,280
127,163	SPX FLOW, Inc.*	4,141,699
81,488	Trex Co., Inc.*	7,759,287

		110,320,907

	Commercial & Professional Services - 4.2%
124,249	ASGN, Inc.*	5,771,366
98,002	Clean Harbors, Inc.*	5,236,247
131,124	Exponent, Inc.(1)	9,221,951
68,976	Huron Consulting Group, Inc.*	3,865,415
76,497	Insperity, Inc.	3,649,672
67,134	MSA Safety, Inc.	7,554,589

		35,299,240

	Consumer Durables & Apparel - 5.7%
580,485	American Outdoor Brands Corp.*	5,494,290
53,716	Carter’s, Inc.	4,200,591
89,563	Oxford Industries, Inc.	3,754,481
84,519	PVH Corp.	4,160,870
273,751	Steven Madden Ltd.	6,862,938
97,502	TopBuild Corp.*	9,086,211
367,478	Under Armour, Inc. Class C*	3,406,521
274,444	Wolverine World Wide, Inc.	5,623,358
209,770	YETI Holdings, Inc.*(1)	5,791,750

		48,381,010

	Consumer Services - 2.3%
49,941	Churchill Downs, Inc.	5,005,087
63,624	Dunkin’ Brands Group, Inc.	3,998,132
92,978	Wingstop, Inc.	10,903,530

		19,906,749

	Diversified Financials - 1.5%
17,973	Blucora, Inc.*	252,880
107,542	OneMain Holdings, Inc.	2,603,592

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Diversified Financials - 1.5% - (continued)
689,360	SLM Corp.	$5,749,262
93,289	Stifel Financial Corp.	4,130,837

		12,736,571

	Energy - 0.4%
75,500	Diamondback Energy, Inc.	3,287,270

	Food & Staples Retailing - 1.1%
14,323	Casey’s General Stores, Inc.	2,168,646
238,224	Performance Food Group Co.*	6,991,874

		9,160,520

	Food, Beverage & Tobacco - 2.9%
13,380	Boston Beer Co., Inc. Class A*	6,241,904
100,459	Freshpet, Inc.*	7,575,613
534,788	Hostess Brands, Inc.*	6,428,152
233,870	Simply Good Foods Co.*	4,408,449

		24,654,118

	Health Care Equipment & Services - 14.7%
56,655	Addus HomeCare Corp.*	4,590,188
27,490	Amedisys, Inc.*	5,062,558
127,217	AtriCure, Inc.*	5,485,597
116,034	Cardiovascular Systems, Inc.*	4,873,428
177,036	Globus Medical, Inc. Class A*	8,402,129
78,817	Haemonetics Corp.*	8,967,798
282,580	HMS Holdings Corp.*	8,102,982
14,006	ICU Medical, Inc.*	3,071,656
111,601	Integer Holdings Corp.*	8,309,810
124,604	Integra LifeSciences Holdings Corp.*	6,361,034
42,703	iRhythm Technologies, Inc.*	4,511,145
60,398	LHC Group, Inc.*	7,851,136
71,982	NuVasive, Inc.*	4,382,264
152,668	Omnicell, Inc.*	11,129,497
265,028	OraSure Technologies, Inc.*	4,224,546
72,804	Providence Service Corp.*	4,223,360
633,594	R1 RCM, Inc.*	6,538,690
112,524	Tandem Diabetes Care, Inc.*	8,977,165
46,912	Teladoc Health, Inc.*	7,721,246
20,427	U.S. Physical Therapy, Inc.	1,542,239

		124,328,468

	Household & Personal Products - 0.5%
247,337	BellRing Brands, Inc. Class A*	4,335,818

	Insurance - 1.4%
184,598	James River Group Holdings Ltd.	6,549,537
81,402	Kemper Corp.	5,471,843

		12,021,380

	Materials - 2.9%
162,516	Boise Cascade Co.	5,081,875
463,640	Graphic Packaging Holding Co.	6,189,594
92,286	Ingevity Corp.*	4,791,489
187,900	Louisiana-Pacific Corp.	3,758,000
189,464	PolyOne Corp.	4,412,617

		24,233,575

	Media & Entertainment - 0.9%
102,474	Cardlytics, Inc.*	4,606,206
119,878	Cargurus, Inc.*	2,742,809

		7,349,015

	Pharmaceuticals, Biotechnology & Life Sciences - 17.6%
88,731	ACADIA Pharmaceuticals, Inc.*	4,286,595
64,841	Acceleron Pharma, Inc.*	5,870,056
116,422	Aerie Pharmaceuticals, Inc.*	1,774,271
197,596	Akebia Therapeutics, Inc.*	1,600,528
62,905	Allakos, Inc.*(1)	4,136,633

The accompanying notes are an integral part of these financial statements.

41

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 17.6% - (continued)
520,046	Amicus Therapeutics, Inc.*	$6,141,743
139,575	Apellis Pharmaceuticals, Inc.*	4,783,235
100,964	Arena Pharmaceuticals, Inc.*	4,944,207
96,054	Biohaven Pharmaceutical Holding Co., Ltd.*	4,524,143
55,449	Blueprint Medicines Corp.*	3,262,065
34,700	ChemoCentryx, Inc.*	1,839,447
100,305	Constellation Pharmaceuticals, Inc.*	3,608,974
201,923	Dicerna Pharmaceuticals, Inc.*	3,977,883
82,152	Global Blood Therapeutics, Inc.*	6,286,271
288,187	Heron Therapeutics, Inc.*	4,109,547
299,100	ImmunoGen, Inc.*	1,220,328
197,504	Iovance Biotherapeutics, Inc.*	6,349,754
180,587	Karyopharm Therapeutics, Inc.*(1)	3,981,943
74,035	Kodiak Sciences, Inc.*(1)	4,038,609
33,976	Madrigal Pharmaceuticals, Inc.*(1)	2,843,112
55,973	Mirati Therapeutics, Inc.*	4,759,944
184,229	Momenta Pharmaceuticals, Inc.*	5,840,059
95,328	MyoKardia, Inc.*	5,988,505
160,496	NanoString Technologies, Inc.*	5,097,353
72,112	Principia Biopharma, Inc.*	4,483,924
107,237	PTC Therapeutics, Inc.*	5,460,508
230,633	Radius Health, Inc.*	3,618,632
128,195	RAPT Therapeutics, Inc.*(1)	1,947,282
28,237	Reata Pharmaceuticals, Inc. Class A*	4,465,964
78,041	REGENXBIO, Inc.*	3,107,593
40,615	Repligen Corp.*	4,717,432
210,534	Revance Therapeutics, Inc.*	3,896,984
181,676	Rhythm Pharmaceuticals, Inc.*	3,422,776
149,565	Theravance Biopharma, Inc.*	4,361,315
74,920	Turning Point Therapeutics, Inc.*	3,859,129
26,100	Veracyte, Inc.*	703,917
128,185	Y-mAbs Therapeutics, Inc.*	4,304,452

		149,615,113

	Real Estate - 3.1%
234,301	Columbia Property Trust, Inc. REIT	3,348,161
48,183	Coresite Realty Corp. REIT	5,839,298
178,558	Corporate Office Properties Trust REIT	4,717,502
187,964	Essential Properties Realty Trust, Inc. REIT	2,761,191
350,139	Independence Realty Trust, Inc. REIT	3,525,900
47,241	PS Business Parks, Inc. REIT	6,098,341

		26,290,393

	Retailing - 1.8%
318,487	Caleres, Inc.	2,582,930
120,683	Core-Mark Holding Co., Inc.	3,468,429
133,971	Floor & Decor Holdings, Inc. Class A*	5,680,370
135,165	Foot Locker, Inc.	3,464,279

		15,196,008

	Semiconductors & Semiconductor Equipment - 3.8%
234,531	Cohu, Inc.	3,876,797
35,913	Enphase Energy, Inc.*	1,681,806
120,996	Entegris, Inc.	6,561,613
301,942	FormFactor, Inc.*	7,035,249
40,820	MKS Instruments, Inc.	4,091,389
137,068	Onto Innovation, Inc.*(1)	4,449,227
45,606	Power Integrations, Inc.	4,667,774

		32,363,855

	Software & Services - 12.4%
203,162	8x8, Inc.*	3,445,628
91,784	Blackbaud, Inc.	5,071,984
31,130	CACI International, Inc. Class A*	7,786,858
75,422	Everbridge, Inc.*	8,400,502

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Software & Services - 12.4% - (continued)
75,035	ExlService Holdings, Inc.*	$4,631,911
145,139	Five9, Inc.*	13,450,031
25,934	HubSpot, Inc.*	4,373,250
130,971	LiveRamp Holdings, Inc.*	4,958,562
221,568	Medallia, Inc.*	4,759,281
32,558	Paylocity Holding Corp.*	3,728,868
70,554	Pegasystems, Inc.	5,899,725
115,812	Perficient, Inc.*	4,033,732
81,831	PROS Holdings, Inc.*	2,814,168
75,538	Q2 Holdings, Inc.*	6,021,889
148,500	Rapid7, Inc.*	6,764,175
160,448	Science Applications International Corp.	13,102,184
388,123	SVMK, Inc.*	6,093,531

		105,336,279

	Technology Hardware & Equipment - 3.4%
203,702	CTS Corp.	4,717,738
116,175	Itron, Inc.*	8,111,339
103,072	Lumentum Holdings, Inc.*	8,339,556
260,775	Pure Storage, Inc. Class A*	3,755,160
38,758	Rogers Corp.*	4,303,688

		29,227,481

	Telecommunication Services - 0.3%
27,008	Bandwidth, Inc. Class A*	2,202,772

	Transportation - 0.5%
182,078	Marten Transport Ltd.	4,082,189

	Total Common Stocks (cost $754,171,978)	$834,890,505

SHORT-TERM INVESTMENTS - 3.1%
	Other Investment Pools & Funds - 2.1%
18,068,279	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	18,068,279

	Securities Lending Collateral - 1.0%
403,207	Citibank NA DDCA, 0.04%, 5/1/2020(2)	403,207
3,706,689	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(2)	3,706,689
2,252,142	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(2)	2,252,142
1,686,104	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	1,686,104

		8,048,142

	Total Short-Term Investments (cost $26,116,421)	$26,116,421

Total Investments (cost $780,288,399)	101.6%	$861,006,926
Other Assets and Liabilities	(1.6)%	(13,325,870)

Total Net Assets	100.0%	$847,681,056

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

The accompanying notes are an integral part of these financial statements.

42

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$7,608,690	$7,608,690	$—	$—
Banks	26,953,084	26,953,084	—	—
Capital Goods	110,320,907	110,320,907	—	—
Commercial & Professional Services	35,299,240	35,299,240	—	—
Consumer Durables & Apparel	48,381,010	48,381,010	—	—
Consumer Services	19,906,749	19,906,749	—	—
Diversified Financials	12,736,571	12,736,571	—	—
Energy	3,287,270	3,287,270	—	—
Food & Staples Retailing	9,160,520	9,160,520	—	—
Food, Beverage & Tobacco	24,654,118	24,654,118	—	—
Health Care Equipment & Services	124,328,468	124,328,468	—	—
Household & Personal Products	4,335,818	4,335,818	—	—
Insurance	12,021,380	12,021,380	—	—
Materials	24,233,575	24,233,575	—	—
Media & Entertainment	7,349,015	7,349,015	—	—
Pharmaceuticals, Biotechnology & Life Sciences	149,615,113	149,615,113	—	—
Real Estate	26,290,393	26,290,393	—	—
Retailing	15,196,008	15,196,008	—	—
Semiconductors & Semiconductor Equipment	32,363,855	32,363,855	—	—
Software & Services	105,336,279	105,336,279	—	—
Technology Hardware & Equipment	29,227,481	29,227,481	—	—
Telecommunication Services	2,202,772	2,202,772	—	—
Transportation	4,082,189	4,082,189	—	—
Short-Term Investments	26,116,421	26,116,421	—	—

Total	$861,006,926	$861,006,926	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

43

Hartford Small Cap Value Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Automobiles & Components - 1.5%
51,646	Cooper Tire & Rubber Co.	$1,094,379

	Banks - 25.0%
58,789	Bank OZK	1,329,807
153,869	Cadence Bancorp	1,018,613
19,665	Federal Agricultural Mortgage Corp. Class C	1,310,279
56,641	First Hawaiian, Inc.	996,315
40,062	First Interstate BancSystem, Inc. Class A	1,354,096
112,205	FNB Corp.	907,738
53,228	Great Western Bancorp, Inc.	1,000,686
68,619	Hilltop Holdings, Inc.	1,324,347
96,485	Home BancShares, Inc.(1)	1,479,115
64,020	Opus Bank	1,230,464
117,277	Radian Group, Inc.	1,756,810
95,463	Sterling Bancorp	1,177,059
84,620	Umpqua Holdings Corp.	1,059,866
54,616	Univest Financial Corp.	966,703
33,801	Western Alliance Bancorp	1,212,780

		18,124,678

	Capital Goods - 10.4%
23,574	Argan, Inc.	884,968
22,941	EnerSys	1,339,525
55,721	Kennametal, Inc.	1,427,015
19,097	Moog, Inc. Class A	944,919
60,649	nVent Electric plc	1,131,104
186,592	REV Group, Inc.	992,669
121,790	Triumph Group, Inc.	857,402

		7,577,602

	Commercial & Professional Services - 6.2%
109,071	BrightView Holdings, Inc.*	1,398,290
37,715	Deluxe Corp.	1,062,432
39,756	Kforce, Inc.	1,190,692
74,822	Knoll, Inc.	872,424

		4,523,838

	Consumer Durables & Apparel - 6.3%
69,985	Kontoor Brands, Inc.*	1,358,409
83,028	Movado Group, Inc.	856,019
44,718	Steven Madden Ltd.	1,121,080
23,480	Sturm Ruger & Co., Inc.(1)	1,249,136

		4,584,644

	Consumer Services - 4.5%
40,418	Adtalem Global Education, Inc.*	1,284,080
76,622	Carriage Services, Inc.	1,150,862
38,552	Cheesecake Factory, Inc.	859,324

		3,294,266

	Diversified Financials - 4.1%
92,287	Greenhill & Co., Inc.	984,702
119,453	Navient Corp.	910,232
39,468	PRA Group, Inc.*	1,094,842

		2,989,776

	Food, Beverage & Tobacco - 1.9%
117,124	Hostess Brands, Inc.*	1,407,830

	Health Care Equipment & Services - 4.6%
65,837	Envista Holdings Corp.	1,281,846
46,417	Natus Medical, Inc.*	1,159,961
84,812	NextGen Healthcare, Inc.*	894,767

		3,336,574

	Household & Personal Products - 4.9%
45,724	Edgewell Personal Care Co.*	1,262,440
24,282	Energizer Holdings, Inc.	946,027

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Household & Personal Products - 4.9% - (continued)
17,713	Medifast, Inc.(1)	$1,344,062

		3,552,529

	Insurance - 2.9%
140,007	Lancashire Holdings Ltd.	1,079,194
133,612	Third Point Reinsurance Ltd.*	994,073

		2,073,267

	Materials - 3.2%
24,098	Compass Minerals International, Inc.	1,184,657
35,635	Schweitzer-Mauduit International, Inc.	1,148,160

		2,332,817

	Media & Entertainment - 1.8%
120,436	TEGNA, Inc.	1,291,074

	Real Estate - 4.1%
103,286	CoreCivic, Inc. REIT	1,355,112
59,053	Outfront Media, Inc. REIT	926,542
60,010	Pebblebrook Hotel Trust REIT(1)	710,518

		2,992,172

	Retailing - 1.7%
24,379	Children’s Place, Inc.(1)	720,643
164,051	Michaels Cos., Inc.*(1)	498,715

		1,219,358

	Semiconductors & Semiconductor Equipment - 7.2%
50,130	Ichor Holdings Ltd.*	1,248,237
25,416	Silicon Motion Technology Corp. ADR	1,116,779
74,761	Tower Semiconductor Ltd.*	1,438,028
95,092	Xperi Corp.	1,453,006

		5,256,050

	Software & Services - 3.3%
23,624	CSG Systems International, Inc.	1,147,654
49,312	EVERTEC, Inc.	1,249,566

		2,397,220

	Technology Hardware & Equipment - 5.3%
182,787	Avid Technology, Inc.*	1,283,165
19,168	InterDigital, Inc.	1,107,335
100,571	Plantronics, Inc.	1,420,063

		3,810,563

	Total Common Stocks (cost $87,895,219)	$71,858,637

SHORT-TERM INVESTMENTS - 3.6%
	Securities Lending Collateral - 3.6%
130,685	Citibank NA DDCA, 0.04%, 5/1/2020(2)	130,685
1,201,392	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(2)	1,201,392
729,953	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(2)	729,953
546,491	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(2)	546,491

		2,608,521

	Total Short-Term Investments (cost $2,608,521)	$2,608,521

Total Investments (cost $90,503,740)	102.5%	$74,467,158
Other Assets and Liabilities	(2.5)%	(1,805,798)

Total Net Assets	100.0%	$72,661,360

The accompanying notes are an integral part of these financial statements.

44

Hartford Small Cap Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.
*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,094,379	$1,094,379	$—	$—
Banks	18,124,678	18,124,678	—	—
Capital Goods	7,577,602	7,577,602	—	—
Commercial & Professional Services	4,523,838	4,523,838	—	—
Consumer Durables & Apparel	4,584,644	4,584,644	—	—
Consumer Services	3,294,266	3,294,266	—	—
Diversified Financials	2,989,776	2,989,776	—	—
Food, Beverage & Tobacco	1,407,830	1,407,830	—	—
Health Care Equipment & Services	3,336,574	3,336,574	—	—
Household & Personal Products	3,552,529	3,552,529	—	—
Insurance	2,073,267	2,073,267	—	—
Materials	2,332,817	2,332,817	—	—
Media & Entertainment	1,291,074	1,291,074	—	—
Real Estate	2,992,172	2,992,172	—	—
Retailing	1,219,358	1,219,358	—	—
Semiconductors & Semiconductor Equipment	5,256,050	5,256,050	—	—
Software & Services	2,397,220	2,397,220	—	—
Technology Hardware & Equipment	3,810,563	3,810,563	—	—
Short-Term Investments	2,608,521	2,608,521	—	—

Total	$74,467,158	$74,467,158	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

45

The Hartford Small Company Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Automobiles & Components - 0.9%
44,934	Fox Factory Holding Corp.*	$2,292,083
38,847	Thor Industries, Inc.	2,571,672

		4,863,755

	Banks - 2.9%
109,474	Ameris Bancorp	2,783,924
130,900	BancorpSouth Bank	2,865,401
468,185	Sterling Bancorp /DE	5,772,721
133,063	Western Alliance Bancorp	4,774,300

		16,196,346

	Capital Goods - 12.3%
243,123	Advanced Drainage Systems, Inc.	9,856,206
150,987	Argan, Inc.	5,668,052
67,090	Axon Enterprise, Inc.*	4,878,114
82,200	BMC Stock Holdings, Inc.*	1,746,750
113,722	Comfort Systems USA, Inc.	3,786,943
89,470	Curtiss-Wright Corp.	9,273,565
133,630	ITT, Inc.	7,044,974
100,860	Kennametal, Inc.	2,583,025
18,023	Nordson Corp.	2,900,081
427,839	Rexnord Corp.	11,667,170
92,987	Rush Enterprises, Inc. Class A	3,487,012
47,746	Trex Co., Inc.*	4,546,374

		67,438,266

	Commercial & Professional Services - 1.3%
146,219	TriNet Group, Inc.*	7,160,345

	Consumer Durables & Apparel - 9.5%
209,582	Acushnet Holdings Corp.	5,742,547
186,586	BRP, Inc.	5,584,376
97,954	Carter’s, Inc.	7,660,003
38,740	Cavco Industries, Inc.*	5,992,303
139,820	Peloton Interactive, Inc. Class A*	4,404,330
299,554	Skyline Champion Corp.*	5,904,209
237,365	Steven Madden Ltd.	5,950,741
227,009	Wolverine World Wide, Inc.	4,651,414
220,521	YETI Holdings, Inc.*	6,088,585

		51,978,508

	Consumer Services - 3.8%
284,284	Chegg, Inc.*(1)	12,153,141
205,205	DraftKings, Inc.(2)(3)	3,870,166
1,913	DraftKings, Inc. Earnout(2)(3)	35,371
82,811	Planet Fitness, Inc. Class A*	4,995,988

		21,054,666

	Diversified Financials - 2.1%
164,797	Ares Management Corp. Class A	5,528,939
32,582	Hamilton Lane, Inc. Class A	2,112,943
135,757	PRA Group, Inc.*(1)	3,765,899

		11,407,781

	Food & Staples Retailing - 0.6%
115,420	Performance Food Group Co.*	3,387,577

	Food, Beverage & Tobacco - 1.7%
20,018	Boston Beer Co., Inc. Class A*(1)	9,338,597

	Health Care Equipment & Services - 12.0%
26,528	Amedisys, Inc.*	4,885,396
125,516	Globus Medical, Inc. Class A*	5,956,989
152,472	Health Catalyst, Inc.	4,066,428
47,235	Hill-Rom Holdings, Inc.	5,313,465
37,076	Insulet Corp.*	7,404,819
29,900	LHC Group, Inc.*	3,886,701
106,258	Livongo Health, Inc.*	4,251,382
50,227	Novocure Ltd.*	3,304,937
136,264	Omnicell, Inc.*	9,933,646
158,370	Tandem Diabetes Care, Inc.*	12,634,759

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Health Care Equipment & Services - 12.0% - (continued)
25,900	Teladoc Health, Inc.*(1)	$4,262,881

		65,901,403

	Insurance - 0.8%
125,411	James River Group Holdings Ltd.	4,449,582

	Media & Entertainment - 0.6%
70,746	Cardlytics, Inc.*	3,180,033

	Pharmaceuticals, Biotechnology & Life Sciences - 17.4%
91,449	ACADIA Pharmaceuticals, Inc.*	4,417,901
67,245	Acceleron Pharma, Inc.*	6,087,690
41,461	Allakos, Inc.*(1)	2,726,475
427,441	Amicus Therapeutics, Inc.*	5,048,078
87,495	Apellis Pharmaceuticals, Inc.*	2,998,454
121,106	Arena Pharmaceuticals, Inc.*	5,930,561
18,902	Ascendis Pharma A/S ADR*	2,565,569
87,516	Blueprint Medicines Corp.*	5,148,566
40,374	CRISPR Therapeutics AG*	1,986,401
55,727	Global Blood Therapeutics, Inc.*	4,264,230
191,254	Heron Therapeutics, Inc.*(1)	2,727,282
664,886	ImmunoGen, Inc.*	2,712,735
119,109	Iovance Biotherapeutics, Inc.*	3,829,354
152,848	Karyopharm Therapeutics, Inc.*(1)	3,370,298
52,413	Kodiak Sciences, Inc.*(1)	2,859,129
53,935	Mirati Therapeutics, Inc.*	4,586,632
47,445	MyoKardia, Inc.*	2,980,495
63,824	NanoString Technologies, Inc.*	2,027,050
82,868	PRA Health Sciences, Inc.*	7,996,762
39,699	Principia Biopharma, Inc.*	2,468,484
96,148	PTC Therapeutics, Inc.*	4,895,856
61,334	RAPT Therapeutics, Inc.*	931,664
20,156	Reata Pharmaceuticals, Inc. Class A*	3,187,873
179,436	Revance Therapeutics, Inc.*	3,321,360
87,699	UroGen Pharma Ltd.*	1,947,795
141,758	Y-mAbs Therapeutics, Inc.*	4,760,234

		95,776,928

	Real Estate - 2.7%
280,385	Essential Properties Realty Trust, Inc. REIT	4,118,856
234,670	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	6,568,413
183,983	Redfin Corp.*	3,887,561

		14,574,830

	Retailing - 4.2%
3,136,600	Allstar Co.(2)(3)(4)	—
42,422	Etsy, Inc.*	2,751,915
82,845	Five Below, Inc.*	7,469,305
111,112	Floor & Decor Holdings, Inc. Class A*	4,711,149
104,739	Ollie’s Bargain Outlet Holdings, Inc.*(1)	7,112,825
26,907	Tory Burch LLC*(2)(3)(4)	1,049,391

		23,094,585

	Semiconductors & Semiconductor Equipment - 4.4%
96,083	Entegris, Inc.	5,210,581
121,017	First Solar, Inc.*	5,325,958
43,335	MKS Instruments, Inc.	4,343,467
489,915	Tower Semiconductor Ltd.*	9,423,515

		24,303,521

	Software & Services - 15.6%
62,365	Avalara, Inc.*	5,573,560
137,236	Endava plc ADR*	6,006,820
52,263	Everbridge, Inc.*(1)	5,821,053
15,821	Fair Isaac Corp.*	5,583,864
80,124	Five9, Inc.*	7,425,091
35,220	HubSpot, Inc.*	5,939,148
68,900	j2 Global, Inc.	5,556,096
177,973	LiveRamp Holdings, Inc.*	6,738,058
71,281	Manhattan Associates, Inc.*	5,056,674

The accompanying notes are an integral part of these financial statements.

46

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Software & Services - 15.6% - (continued)
140,693	Mimecast Ltd.*	$5,754,344
209,728	PagerDuty, Inc.*	4,427,358
43,168	Paylocity Holding Corp.*	4,944,031
25,759	Perficient, Inc.*	897,186
23,008	Proofpoint, Inc.*	2,800,764
173,706	Rapid7, Inc.*	7,912,308
63,294	Science Applications International Corp.	5,168,588

		85,604,943

	Technology Hardware & Equipment - 2.2%
62,147	Lumentum Holdings, Inc.*	5,028,314
83,750	Novanta, Inc.*	7,277,037

		12,305,351

	Telecommunication Services - 1.1%
75,140	Bandwidth, Inc. Class A*	6,128,419

	Transportation - 1.1%
63,004	Saia, Inc.*	5,829,130

	Total Common Stocks (cost $489,744,874)	$533,974,566

CONVERTIBLE PREFERRED STOCKS - 0.8%
	Retailing - 0.4%
47,489	Honest Co., Inc. Series E*(2)(3)(4)	1,905,259

	Software & Services - 0.4%
263,189	MarkLogic Corp. Series F*(2)(3)(4)	2,223,947

	Total Convertible Preferred Stocks (cost $5,229,589)	$4,129,206

ESCROWS - 0.0%(5)
	Software & Services - 0.0%
98,033	Veracode, Inc.*(2)(3)(4)	53,330

	Total Escrows (cost $—)	$53,330

WARRANTS - 0.0%
	Consumer Services - 0.0%
1,258	DraftKings, Inc.*(2)(3)	9,410

	Total Warrants (cost $—)	$9,410

	Total Long-Term Investments (cost $494,974,463)	$538,166,512

SHORT-TERM INVESTMENTS - 4.8%
	Other Investment Pools & Funds - 3.0%
16,580,855	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(6)	16,580,855

	Securities Lending Collateral - 1.8%
506,151	Citibank NA DDCA, 0.04%, 5/1/2020(6)	506,151
4,653,055	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(6)	4,653,055
2,827,144	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(6)	2,827,144
2,116,589	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(6)	2,116,589

		10,102,939

	Total Short-Term Investments (cost $26,683,794)	$26,683,794

Total Investments (cost $521,658,257)	102.8%	$564,850,306
Other Assets and Liabilities	(2.8)%	(15,626,768)

Total Net Assets	100.0%	$549,223,538

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of these securities was $9,146,874, which represented 1.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $9,146,874 or 1.7% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	3,136,600	$1,364,479	$—
12/2014	DraftKings, Inc.	205,205	2,167,901	3,870,166
12/2014	DraftKings, Inc. Earnout	1,913	19,649	35,371
12/2014	DraftKings, Inc. Warrants	1,258	—	9,410
08/2015	Honest Co., Inc. Series E Convertible Preferred	47,489	2,172,859	1,905,259
04/2015	MarkLogic Corp. Series F Convertible Preferred	263,189	3,056,730	2,223,947
11/2013	Tory Burch LLC	26,907	2,108,912	1,049,391
04/2017	Veracode, Inc.	98,033	—	53,330

			$10,890,530	$9,146,874

(4)	Investment valued using significant unobservable inputs.

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(6)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

47

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$4,863,755	$4,863,755	$—	$—
Banks	16,196,346	16,196,346	—	—
Capital Goods	67,438,266	67,438,266	—	—
Commercial & Professional Services	7,160,345	7,160,345	—	—
Consumer Durables & Apparel	51,978,508	51,978,508	—	—
Consumer Services	21,054,666	17,149,129	3,905,537	—
Diversified Financials	11,407,781	11,407,781	—	—
Food & Staples Retailing	3,387,577	3,387,577	—	—
Food, Beverage & Tobacco	9,338,597	9,338,597	—	—
Health Care Equipment & Services	65,901,403	65,901,403	—	—
Insurance	4,449,582	4,449,582	—	—
Media & Entertainment	3,180,033	3,180,033	—	—
Pharmaceuticals, Biotechnology & Life Sciences	95,776,928	95,776,928	—	—
Real Estate	14,574,830	14,574,830	—	—
Retailing	23,094,585	22,045,194	—	1,049,391
Semiconductors & Semiconductor Equipment	24,303,521	24,303,521	—	—
Software & Services	85,604,943	85,604,943	—	—
Technology Hardware & Equipment	12,305,351	12,305,351	—	—
Telecommunication Services	6,128,419	6,128,419	—	—
Transportation	5,829,130	5,829,130	—	—
Convertible Preferred Stocks	4,129,206	—	—	4,129,206
Escrows	53,330	—	—	53,330
Warrants	9,410	—	9,410	—
Short-Term Investments	26,683,794	26,683,794	—	—

Total	$564,850,306	$555,703,432	$3,914,947	$5,231,927

(1)

For the six-month period ended April 30, 2020, investments valued at $1,839,500 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers in to Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

48

Hartford Domestic Equity Funds

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
S&P	Standard & Poor’s

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

49

Hartford Domestic Equity Funds

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund
Assets:
Investments in securities, at market value(1)	$5,988,118,066	$6,741,801,865	$8,249,799,397	$3,468,426,704
Cash	—	—	—	—
Foreign currency	1,247	—	—	555,450
Receivables:
Investment securities sold	88,393,114	57,655,928	41,630,050	66,612,888
Fund shares sold	1,053,028	40,925,198	16,421,191	9,887,813
Dividends and interest	4,363,400	5,606,022	8,552,341	3,176,416
Securities lending income	53,063	—	11	941
Variation margin on futures contracts	4,340,197	10,954,440	—	—
Tax reclaims	598,037	—	1,646,508	1,516,226
Other assets	105,685	272,147	202,337	117,573

Total assets	6,087,025,837	6,857,215,600	8,318,251,835	3,550,294,011

Liabilities:
Obligation to return securities lending collateral	28,574,978	—	182,523	—
Payables:
Investment securities purchased	91,272,700	99,820,379	37,344,744	45,736,681
Fund shares redeemed	5,858,361	10,356,774	11,253,939	4,539,723
Investment management fees	3,070,517	1,727,620	3,892,202	1,715,934
Transfer agent fees	1,705,515	809,729	1,454,667	691,788
Accounting services fees	68,627	76,323	95,576	41,061
Board of Directors’ fees	30,063	9,660	32,148	16,391
Distribution fees	134,668	72,254	109,678	64,565
Accrued expenses	350,690	28,996	308,531	181,814

Total liabilities	131,066,119	112,901,735	54,674,008	52,987,957

Net assets	$5,955,959,718	$6,744,313,865	$8,263,577,827	$3,497,306,054

Summary of Net Assets:
Capital stock and paid-in-capital	$5,601,007,865	$5,837,738,401	$6,549,341,287	$3,046,490,831
Distributable earnings (loss)	354,951,853	906,575,464	1,714,236,540	450,815,223

Net assets	$5,955,959,718	$6,744,313,865	$8,263,577,827	$3,497,306,054

Shares authorized	1,765,000,000	850,000,000	1,300,000,000	800,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$33.04	$31.42	$22.64	$16.65

Maximum offering price per share	$34.96	$33.25	$23.96	$17.62

Shares outstanding	127,348,768	29,622,050	143,169,845	80,276,145

Net Assets	$4,207,447,429	$930,694,046	$3,240,742,641	$1,336,758,835

Class C: Net asset value per share	$23.71	$28.54	$21.76	$16.56

Shares outstanding	8,565,090	13,618,037	7,470,197	14,010,437

Net Assets	$203,088,667	$388,678,235	$162,540,805	$231,993,049

Class I: Net asset value per share	$33.22	$31.48	$22.51	$16.54

Shares outstanding	16,324,988	71,063,333	48,170,308	48,893,644

Net Assets	$542,308,142	$2,237,117,674	$1,084,468,559	$808,890,576

Class R3: Net asset value per share	$37.19	$31.91	$22.99	$16.68

Shares outstanding	1,125,277	1,122,183	2,362,171	2,034,016

Net Assets	$41,847,542	$35,811,186	$54,316,561	$33,926,294

Class R4: Net asset value per share	$38.65	$32.43	$23.17	$16.71

Shares outstanding	829,081	4,568,054	3,823,638	2,721,021

Net Assets	$32,042,601	$148,151,730	$88,607,670	$45,464,115

Class R5: Net asset value per share	$39.48	$31.73	$23.28	$16.80

Shares outstanding	864,598	6,126,495	7,260,693	3,435,358

Net Assets	$34,130,714	$194,383,582	$168,997,982	$57,712,910

Class R6: Net asset value per share	$39.74	$31.87	$23.28	$16.85

Shares outstanding	1,889,892	14,656,150	6,852,092	3,047,150

Net Assets	$75,111,692	$467,084,239	$159,494,433	$51,330,729

The accompanying notes are an integral part of these financial statements.

50

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund
Class Y: Net asset value per share	$39.73	$31.86	$23.28	$16.85

Shares outstanding	2,943,452	18,526,221	28,203,568	4,998,884

Net Assets	$116,940,502	$590,315,856	$656,609,256	$84,226,006

Class F: Net asset value per share	$33.21	$31.49	$22.49	$16.54

Shares outstanding	21,169,414	55,630,800	117,711,032	51,202,822

Net Assets	$703,042,429	$1,752,077,317	$2,647,799,920	$847,003,540

Cost of investments	$5,460,155,904	$5,714,959,033	$6,688,985,394	$3,009,491,975
Cost of foreign currency	$1,234	$—	$—	$556,930

(1) Includes Investment in securities on loan, at market value	$27,133,542	$—	$169,941	$—

The accompanying notes are an integral part of these financial statements.

51

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund
Assets:
Investments in securities, at market value(1)	$4,634,025,032	$1,396,294,183	$12,822,445,881	$580,922,230
Cash	—	—	233	—
Foreign currency	19	17	—	—
Receivables:
Investment securities sold	149,950,780	995,968	53,884,451	2,160,253
Fund shares sold	7,431,391	2,793,111	24,253,700	1,617,691
Dividends and interest	986,241	1,183,920	1,637,262	206,405
Securities lending income	171,524	9,486	87,691	881
Variation margin on futures contracts	—	—	—	—
Tax reclaims	389,606	168,184	—	—
Other assets	125,144	96,248	222,444	88,360

Total assets	4,793,079,737	1,401,541,117	12,902,531,662	584,995,820

Liabilities:
Obligation to return securities lending collateral	33,506,118	22,384,038	318,895,074	1,448,696
Payables:
Investment securities purchased	147,498,342	21,385,366	47,200,904	—
Fund shares redeemed	13,307,459	920,917	24,966,182	657,275
Investment management fees	2,422,662	892,349	6,618,068	327,241
Transfer agent fees	1,213,117	395,920	2,681,646	153,791
Accounting services fees	51,200	15,496	139,655	6,575
Board of Directors’ fees	19,867	5,478	52,112	2,820
Distribution fees	87,868	36,235	119,155	8,209
Accrued expenses	174,416	77,171	682,953	88,332

Total liabilities	198,281,049	46,112,970	401,355,749	2,692,939

Net assets	$4,594,798,688	$1,355,428,147	$12,501,175,913	$582,302,881

Summary of Net Assets:
Capital stock and paid-in-capital	$3,662,366,886	$1,013,151,766	$10,813,843,921	$647,693,124
Distributable earnings (loss)	932,431,802	342,276,381	1,687,331,992	(65,390,243)

Net assets	$4,594,798,688	$1,355,428,147	$12,501,175,913	$582,302,881

Shares authorized	23,900,000,000	610,000,000	1,230,000,000	610,000,000

Par value	$0.0001	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$40.05	$37.23	$26.86	$11.42

Maximum offering price per share	$42.38	$39.40	$28.42	$12.08

Shares outstanding	54,263,257	18,814,771	92,907,816	21,481,845

Net Assets	$2,173,203,383	$700,448,470	$2,495,499,005	$245,278,383

Class C: Net asset value per share	$19.47	$28.90	$17.91	$9.07

Shares outstanding	13,534,480	4,765,612	22,241,794	1,259,393

Net Assets	$263,558,444	$137,735,826	$398,330,087	$11,418,574

Class I: Net asset value per share	$42.81	$39.57	$27.91	$11.54

Shares outstanding	30,139,221	8,445,275	136,812,630	1,666,007

Net Assets	$1,290,378,699	$334,148,092	$3,818,847,529	$19,219,065

Class R3: Net asset value per share	$39.94	$38.20	$30.21	$12.10

Shares outstanding	989,413	830,995	3,008,167	485,456

Net Assets	$39,514,911	$31,742,307	$90,872,845	$5,872,021

Class R4: Net asset value per share	$43.09	$40.62	$31.74	$12.36

Shares outstanding	1,339,104	616,878	6,562,875	697,675

Net Assets	$57,699,247	$25,058,035	$208,280,184	$8,621,119

Class R5: Net asset value per share	$45.89	$42.94	$32.91	$12.55

Shares outstanding	418,823	213,623	12,563,882	103,527

Net Assets	$19,217,760	$9,172,412	$413,480,739	$1,299,100

Class R6: Net asset value per share	$46.82	$43.60	$33.35	$—

Shares outstanding	591,556	66,672	49,283,141	—

Net Assets	$27,699,344	$2,906,789	$1,643,463,370	$—

The accompanying notes are an integral part of these financial statements.

52

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund
Class Y: Net asset value per share	$46.79	$43.57	$33.29	$12.58

Shares outstanding	3,411,478	1,925,403	37,407,760	786,818

Net Assets	$159,639,239	$83,892,973	$1,245,460,630	$9,894,271

Class F: Net asset value per share	$42.99	$39.70	$28.02	$11.54

Shares outstanding	13,117,261	763,782	78,062,067	24,334,474

Net Assets	$563,887,661	$30,323,243	$2,186,941,524	$280,700,348

Cost of investments	$3,842,856,238	$1,140,612,093	$11,545,504,364	$621,521,933
Cost of foreign currency	$20	$17	$—	$—

(1) Includes Investment in securities on loan, at market value	$32,029,437	$20,766,227	$295,957,091	$1,237,918

The accompanying notes are an integral part of these financial statements.

53

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$170,315,577	$861,006,926	$74,467,158	$564,850,306
Cash	—	—	—	—
Foreign currency	6	—	—	—
Receivables:
Investment securities sold	513,846	5,164,500	1,396,994	19,840,007
Fund shares sold	9,433	953,084	11,431	689,874
Dividends and interest	222,893	154,453	41,635	11,382
Securities lending income	—	7,442	1,002	5,019
Variation margin on futures contracts	—	—	—	—
Tax reclaims	75,290	—	—	—
Other assets	89,457	75,069	70,345	77,128

Total assets	171,226,502	867,361,474	75,988,565	585,473,716

Liabilities:
Due to custodian	—	—	515,801	—
Obligation to return securities lending collateral	—	8,048,142	2,608,521	10,102,939
Payables:
Investment securities purchased	1,038,115	10,074,378	—	25,022,862
Fund shares redeemed	68,121	819,295	126,764	535,485
Investment management fees	59,771	457,915	37,964	337,073
Transfer agent fees	86,004	207,352	23,738	165,937
Accounting services fees	1,982	9,382	809	6,104
Board of Directors’ fees	1,227	5,114	482	2,178
Distribution fees	4,322	6,920	851	9,195
Accrued expenses	23,506	51,920	12,275	68,405

Total liabilities	1,283,048	19,680,418	3,327,205	36,250,178

Net assets	$169,943,454	$847,681,056	$72,661,360	$549,223,538

Summary of Net Assets:
Capital stock and paid-in-capital	$174,711,256	$785,107,083	$94,302,817	$516,791,672
Distributable earnings (loss)	(4,767,802)	62,573,973	(21,641,457)	32,431,866

Net assets	$169,943,454	$847,681,056	$72,661,360	$549,223,538

Shares authorized	27,160,000,000	27,150,000,000	1,110,000,000	650,000,000

Par value	$0.0001	$0.0001	$0.0010	$0.0010

Class A: Net asset value per share	$17.55	$42.02	$7.23	$18.39

Maximum offering price per share	$18.57	$44.47	$7.65	$19.46

Shares outstanding	7,948,918	4,063,075	4,398,823	15,509,515

Net Assets	$139,480,855	$170,743,109	$31,823,782	$285,177,246

Class C: Net asset value per share	$14.94	$28.10	$6.24	$11.56

Shares outstanding	321,940	435,797	343,905	686,936

Net Assets	$4,808,850	$12,245,540	$2,144,952	$7,943,385

Class I: Net asset value per share	$17.29	$44.30	$7.24	$19.66

Shares outstanding	601,182	4,054,265	522,117	1,266,183

Net Assets	$10,394,253	$179,596,378	$3,780,402	$24,898,060

Class R3: Net asset value per share	$17.86	$41.36	$7.52	$20.23

Shares outstanding	48,126	189,727	60,912	580,295

Net Assets	$859,460	$7,846,854	$458,320	$11,739,267

Class R4: Net asset value per share	$18.04	$43.89	$7.64	$21.79

Shares outstanding	224,564	661,170	5,554	547,841

Net Assets	$4,050,311	$29,018,033	$42,431	$11,936,475

Class R5: Net asset value per share	$18.19	$46.65	$7.61	$23.28

Shares outstanding	11,503	1,400,972	2,578	122,896

Net Assets	$209,226	$65,349,027	$19,618	$2,860,572

The accompanying notes are an integral part of these financial statements.

54

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Class R6: Net asset value per share	$18.23	$47.42	$7.61	$23.83

Shares outstanding	4,083	1,693,251	18,141	4,965

Net Assets	$74,438	$80,290,666	$138,088	$118,326

Class Y: Net asset value per share	$18.21	$47.43	$7.60	$23.81

Shares outstanding	19,535	5,481,593	39,068	706,863

Net Assets	$355,780	$259,968,693	$296,973	$16,828,418

Class F: Net asset value per share	$17.23	$44.48	$7.24	$19.78

Shares outstanding	563,629	958,139	4,690,804	9,489,850

Net Assets	$9,710,281	$42,622,756	$33,956,794	$187,721,789

Cost of investments	$173,147,074	$780,288,399	$90,503,740	$521,658,257
Cost of foreign currency	$7	$—	$—	$—

(1) Includes Investment in securities on loan, at market value	$—	$7,633,899	$2,406,580	$9,751,628

The accompanying notes are an integral part of these financial statements.

55

Hartford Domestic Equity Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2020 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund
Investment Income:
Dividends	$54,830,308	$46,562,214	$115,366,706	$58,282,959
Interest	799,378	1,404,996	1,881,171	379,692
Securities lending	649,716	94,606	4,214	21,013
Less: Foreign tax withheld	(80,896)	—	(1,445,230)	(1,166,790)

Total investment income, net	56,198,506	48,061,816	115,806,861	57,516,874

Expenses:
Investment management fees	21,839,433	10,455,053	26,654,615	11,998,751
Transfer agent fees
Class A	2,924,192	469,480	1,954,390	711,890
Class C	198,666	167,822	128,870	144,411
Class I	287,372	752,070	509,772	397,659
Class R3	50,903	38,682	67,274	40,637
Class R4	28,738	113,617	81,857	37,487
Class R5	21,287	104,755	93,727	40,584
Class R6	1,170	5,193	2,390	986
Class Y	74,633	214,331	337,943	48,225
Class F	2,929	7,217	14,752	9,622
Distribution fees
Class A	5,760,862	1,159,926	4,469,656	1,859,576
Class C	1,228,611	1,921,844	917,347	1,351,886
Class R3	116,511	92,284	153,897	97,794
Class R4	44,566	190,687	127,517	61,887
Custodian fees	25,602	10,959	19,575	10,411
Registration and filing fees	80,647	193,047	137,569	90,238
Accounting services fees	544,143	470,616	643,297	303,053
Board of Directors’ fees	88,137	74,950	114,676	51,296
Audit fees	20,966	9,521	9,630	9,663
Other expenses	359,798	226,980	436,869	217,414

Total expenses (before waivers, reimbursements and fees paid indirectly)	33,699,166	16,679,034	36,875,623	17,483,470

Expense waivers	—	—	—	—
Transfer agent fee waivers	(40,793)	(60,129)	(175,661)	(21,749)
Distribution fee reimbursements	(90,901)	(44,960)	(42,480)	(5,172)
Commission recapture	(25,897)	(4,018)	(18,455)	(14,089)

Total waivers, reimbursements and fees paid indirectly	(157,591)	(109,107)	(236,596)	(41,010)

Total expenses, net	33,541,575	16,569,927	36,639,027	17,442,460

Net Investment Income (Loss)	22,656,931	31,491,889	79,167,834	40,074,414

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(139,867,057)	(138,982,705)	139,430,629	(20,372,286)
Net realized gain (loss) on futures contracts	(13,609,257)	(5,463,885)	—	—
Net realized gain (loss) on other foreign currency transactions	23,561	—	(57,622)	(34,769)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(153,452,753)	(144,446,590)	139,373,007	(20,407,055)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(300,359,080)	(157,105,533)	(1,049,813,832)	(429,260,552)
Net unrealized appreciation (depreciation) of futures contracts	8,193,242	5,184,777	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(6,343)	—	—	33,559

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(292,172,181)	(151,920,756)	(1,049,813,832)	(429,226,993)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(445,624,934)	(296,367,346)	(910,440,825)	(449,634,048)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(422,968,003)	$(264,875,457)	$(831,272,991)	$(409,559,634)

The accompanying notes are an integral part of these financial statements.

56

Hartford Domestic Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2020 (Unaudited)

	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund
Investment Income:
Dividends	$9,888,441	$6,721,184	$66,686,956	$6,877,672
Interest	426,530	126,381	162,895	99,626
Securities lending	1,853,397	75,561	448,462	6,631
Less: Foreign tax withheld	—	(86,907)	(33,113)	(34,013)

Total investment income, net	12,168,368	6,836,219	67,265,200	6,949,916

Expenses:
Investment management fees	16,282,359	5,647,920	47,296,010	2,421,648
Transfer agent fees
Class A	1,318,990	471,413	1,599,575	273,704
Class C	166,838	101,667	299,416	15,512
Class I	713,833	148,954	2,754,207	14,342
Class R3	45,016	35,438	99,498	7,821
Class R4	50,768	21,469	204,732	9,252
Class R5	11,948	3,622	253,493	814
Class R6	474	37	32,823	—
Class Y	83,203	34,302	783,828	5,981
Class F	4,301	365	18,527	3,999
Distribution fees
Class A	2,627,611	862,492	3,385,223	363,859
Class C	1,335,841	692,520	2,299,087	70,621
Class R3	103,096	83,279	231,739	17,943
Class R4	75,902	33,185	303,905	13,700
Custodian fees	12,567	12,144	28,819	5,348
Registration and filing fees	113,493	65,444	187,845	63,389
Accounting services fees	388,516	104,184	942,061	53,098
Board of Directors’ fees	61,284	16,864	179,216	8,926
Audit fees	20,109	11,025	9,534	9,615
Other expenses	237,287	81,924	907,222	95,067

Total expenses (before waivers, reimbursements and fees paid indirectly)	23,653,436	8,428,248	61,816,760	3,454,639

Expense waivers	—	—	—	—
Transfer agent fee waivers	(45,275)	(12,360)	(824,450)	(2,712)
Distribution fee reimbursements	(66,885)	(11,540)	(51,940)	(3,150)
Commission recapture	(13,468)	(1,290)	(66,775)	(4,061)

Total waivers, reimbursements and fees paid indirectly	(125,628)	(25,190)	(943,165)	(9,923)

Total expenses, net	23,527,808	8,403,058	60,873,595	3,444,716

Net Investment Income (Loss)	(11,359,440)	(1,566,839)	6,391,605	3,505,200

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	161,571,597	95,143,759	437,507,990	(22,787,675)
Net realized gain (loss) on other foreign currency transactions	5,037	(16,481)	(6)	(5,445)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	161,576,634	95,127,278	437,507,984	(22,793,120)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	210,970,739	45,007,125	(1,306,245,267)	(109,297,683)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	7,201	5,966	—	574

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	210,977,940	45,013,091	(1,306,245,267)	(109,297,109)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	372,554,574	140,140,369	(868,737,283)	(132,090,229)

Net Increase (Decrease) in Net Assets Resulting from Operations	$361,195,134	$138,573,530	$(862,345,678)	$(128,585,029)

The accompanying notes are an integral part of these financial statements.

57

Hartford Domestic Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2020 (Unaudited)

	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Investment Income:
Dividends	$2,985,385	$4,004,551	$1,166,393	$1,693,987
Interest	22,807	59,725	4,339	99,197
Securities lending	—	74,729	11,948	188,645
Less: Foreign tax withheld	(45,414)	—	—	(2,438)

Total investment income, net	2,962,778	4,139,005	1,182,680	1,979,391

Expenses:
Investment management fees	438,187	3,433,752	327,133	2,417,289
Transfer agent fees
Class A	166,452	233,635	50,327	291,465
Class C	7,497	10,914	3,728	11,605
Class I	6,536	77,538	3,097	16,126
Class R3	1,172	9,997	601	14,405
Class R4	4,310	30,921	46	11,281
Class R5	119	43,557	6	1,850
Class R6	—	1,253	2	2
Class Y	309	157,334	208	9,734
Class F	168	351	287	2,833
Distribution fees
Class A	198,731	237,002	50,859	385,841
Class C	30,219	73,366	15,099	46,785
Class R3	2,687	22,958	1,379	33,046
Class R4	6,556	47,679	68	16,740
Custodian fees	2,977	4,869	1,819	3,778
Registration and filing fees	56,497	63,579	57,937	66,235
Accounting services fees	15,462	76,615	7,451	51,436
Board of Directors’ fees	2,625	13,247	1,298	7,929
Audit fees	13,878	9,590	9,694	17,564
Other expenses	18,229	74,742	10,568	74,064

Total expenses (before waivers, reimbursements and fees paid indirectly)	972,611	4,622,899	541,607	3,480,008

Expense waivers	(99,866)	—	(42,257)	(9,320)
Transfer agent fee waivers	—	(95,003)	—	—
Distribution fee reimbursements	(4,121)	(7,136)	(1,819)	(7,015)
Commission recapture	(630)	(4,824)	(1,915)	(6,477)

Total waivers, reimbursements and fees paid indirectly	(104,617)	(106,963)	(45,991)	(22,812)

Total expenses, net	867,994	4,515,936	495,616	3,457,196

Net Investment Income (Loss)	2,094,784	(376,931)	687,064	(1,477,805)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(3,410,685)	(14,551,429)	(5,594,471)	(6,361,424)
Net realized gain (loss) on other foreign currency transactions	(3,747)	—	526	(5,443)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(3,414,432)	(14,551,429)	(5,593,945)	(6,366,867)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(24,088,001)	(42,015,032)	(21,228,153)	(15,333,704)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	2,007	—	(38)	336

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(24,085,994)	(42,015,032)	(21,228,191)	(15,333,368)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(27,500,426)	(56,566,461)	(26,822,136)	(21,700,235)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(25,405,642)	$(56,943,392)	$(26,135,072)	$(23,178,040)

The accompanying notes are an integral part of these financial statements.

58

Hartford Domestic Equity Funds

Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund		The Hartford Dividend and Growth Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$22,656,931	$32,178,066	$31,491,889	$46,421,862	$79,167,834	$152,429,025
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(153,452,753)	313,758,005	(144,446,590)	100,491,586	139,373,007	261,913,493
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(292,172,181)	696,148,729	(151,920,756)	578,564,751	(1,049,813,832)	705,555,576

Net Increase (Decrease) in Net Assets Resulting from Operations	(422,968,003)	1,042,084,800	(264,875,457)	725,478,199	(831,272,991)	1,119,898,094

Distributions to Shareholders:
Class A	(233,332,626)	(706,880,408)	(22,933,264)	(32,665,488)	(138,200,562)	(376,562,728)
Class C	(16,172,531)	(77,462,288)	(8,130,632)	(13,165,205)	(6,618,790)	(22,753,711)
Class I	(33,414,798)	(107,802,788)	(50,034,684)	(58,009,690)	(43,165,619)	(95,343,423)
Class R3	(1,922,241)	(8,221,995)	(766,121)	(1,469,253)	(2,268,043)	(7,276,281)
Class R4	(1,528,792)	(6,723,975)	(3,662,366)	(6,169,265)	(3,913,184)	(13,533,303)
Class R5	(1,654,005)	(4,489,300)	(6,433,517)	(10,058,287)	(7,306,034)	(16,252,768)
Class R6	(3,567,960)	(9,472,410)	(7,619,916)	(7,010,180)	(4,771,523)	(9,073,108)
Class Y	(8,300,069)	(22,763,013)	(10,460,625)	(11,032,634)	(26,388,429)	(68,670,776)
Class F	(40,192,877)	(127,729,846)	(48,473,882)	(33,816,031)	(111,468,670)	(288,913,297)

Total distributions	(340,085,899)	(1,071,546,023)	(158,515,007)	(173,396,033)	(344,100,854)	(898,379,395)

Capital Share Transactions:
Sold	258,351,929	488,499,323	2,514,356,752	2,583,350,592	1,118,770,756	1,316,713,660
Issued on reinvestment of distributions	327,641,308	1,028,835,269	151,792,905	165,763,267	331,692,965	867,611,541
Redeemed	(808,616,917)	(1,724,498,541)	(1,190,356,086)	(1,079,118,925)	(1,054,831,500)	(1,593,432,163)

Net increase (decrease) from capital share transactions	(222,623,680)	(207,163,949)	1,475,793,571	1,669,994,934	395,632,221	590,893,038

Net Increase (Decrease) in Net Assets	(985,677,582)	(236,625,172)	1,052,403,107	2,222,077,100	(779,741,624)	812,411,737

Net Assets:
Beginning of period	6,941,637,300	7,178,262,472	5,691,910,758	3,469,833,658	9,043,319,451	8,230,907,714

End of period	$5,955,959,718	$6,941,637,300	$6,744,313,865	$5,691,910,758	$8,263,577,827	$9,043,319,451

The accompanying notes are an integral part of these financial statements.

59

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Equity Income Fund		The Hartford Growth Opportunities Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$40,074,414	$83,954,241	$(11,359,440)	$(26,899,996)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(20,407,055)	251,977,418	161,576,634	328,106,237
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(429,226,993)	185,592,620	210,977,940	290,104,434

Net Increase (Decrease) in Net Assets Resulting from Operations	(409,559,634)	521,524,279	361,195,134	591,310,675

Distributions to Shareholders:
Class A	(113,338,631)	(139,419,928)	(132,324,071)	(456,838,651)
Class C	(19,953,888)	(27,745,387)	(33,399,302)	(111,605,001)
Class I	(70,789,580)	(106,057,518)	(86,336,894)	(353,498,531)
Class R3	(2,989,745)	(4,085,476)	(2,788,128)	(10,699,557)
Class R4	(3,796,652)	(6,151,808)	(3,725,988)	(17,113,553)
Class R5	(5,918,346)	(7,636,620)	(1,419,176)	(4,132,294)
Class R6	(3,945,149)	(3,471,599)	(1,357,539)	(2,565,390)
Class Y	(7,666,420)	(12,485,702)	(8,936,697)	(24,851,439)
Class F	(69,719,568)	(76,875,225)	(31,543,831)	(88,424,295)

Total distributions	(298,117,979)	(383,929,263)	(301,831,626)	(1,069,728,711)

Capital Share Transactions:
Sold	391,487,068	684,129,579	376,493,273	1,040,653,406
Issued on reinvestment of distributions	286,058,703	367,118,559	276,243,675	974,523,793
Redeemed	(548,171,809)	(1,256,628,479)	(839,639,477)	(1,511,405,502)

Net increase (decrease) from capital share transactions	129,373,962	(205,380,341)	(186,902,529)	503,771,697

Net Increase (Decrease) in Net Assets	(578,303,651)	(67,785,325)	(127,539,021)	25,353,661

Net Assets:
Beginning of period	4,075,609,705	4,143,395,030	4,722,337,709	4,696,984,048

End of period	$3,497,306,054	$4,075,609,705	$4,594,798,688	$4,722,337,709

The accompanying notes are an integral part of these financial statements.

60

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Healthcare Fund		The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$(1,566,839)	$(3,913,470)	$6,391,605	$(17,375,474)	$3,505,200	$5,214,816
Net realized gain (loss) on investments and foreign currency transactions	95,127,278	98,097,029	437,507,984	692,389,101	(22,793,120)	15,796,293
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	45,013,091	49,131,042	(1,306,245,267)	1,148,200,359	(109,297,109)	60,487,724

Net Increase (Decrease) in Net Assets Resulting from Operations	138,573,530	143,314,601	(862,345,678)	1,823,213,986	(128,585,029)	81,498,833

Distributions to Shareholders:
Class A	(43,738,879)	(48,565,116)	(150,147,304)	(289,440,848)	(9,305,291)	(31,904,637)
Class C	(11,289,417)	(13,953,587)	(38,059,233)	(88,988,927)	(469,443)	(2,364,041)
Class I	(18,502,651)	(25,648,483)	(215,894,776)	(397,398,146)	(986,601)	(3,672,119)
Class R3	(2,132,500)	(2,630,413)	(4,574,098)	(10,655,554)	(194,286)	(947,049)
Class R4	(1,601,341)	(2,166,993)	(11,938,522)	(27,102,479)	(330,164)	(1,216,557)
Class R5	(362,223)	(547,097)	(21,826,289)	(45,165,553)	(46,111)	(805,091)
Class R6	(138,636)	—	(75,768,818)	(108,955,955)	—	—
Class Y	(4,160,454)	(3,369,356)	(67,701,428)	(162,390,598)	(388,030)	(1,198,031)
Class F	(1,805,276)	(5,165,741)	(117,154,616)	(183,904,712)	(10,736,193)	(29,727,333)

Total distributions	(83,731,377)	(102,046,786)	(703,065,084)	(1,314,002,772)	(22,456,119)	(71,834,858)

Capital Share Transactions:
Sold	112,223,825	162,135,540	1,747,228,072	3,932,057,467	85,858,025	140,081,421
Issued on reinvestment of distributions	79,518,797	97,225,749	674,235,989	1,257,169,368	22,332,350	70,997,863
Redeemed	(162,657,903)	(458,221,064)	(2,266,343,169)	(4,084,043,517)	(80,606,483)	(145,764,489)

Net increase (decrease) from capital share transactions	29,084,719	(198,859,775)	155,120,892	1,105,183,318	27,583,892	65,314,795

Net Increase (Decrease) in Net Assets	83,926,872	(157,591,960)	(1,410,289,870)	1,614,394,532	(123,457,256)	74,978,770

Net Assets:
Beginning of period	1,271,501,275	1,429,093,235	13,911,465,783	12,297,071,251	705,760,137	630,781,367

End of period	$1,355,428,147	$1,271,501,275	$12,501,175,913	$13,911,465,783	$582,302,881	$705,760,137

The accompanying notes are an integral part of these financial statements.

61

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	Hartford Quality Value Fund		The Hartford Small Cap Growth Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$2,094,784	$4,991,920	$(376,931)	$(1,619,044)
Net realized gain (loss) on investments and foreign currency transactions	(3,414,432)	6,013,760	(14,551,429)	14,715,285
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(24,085,994)	18,436,373	(42,015,032)	68,831,465

Net Increase (Decrease) in Net Assets Resulting from Operations	(25,405,642)	29,442,053	(56,943,392)	81,927,706

Distributions to Shareholders:
Class A	(8,585,794)	(10,328,219)	(3,152,384)	(43,413,241)
Class C	(334,834)	(488,659)	(371,513)	(6,352,380)
Class I	(704,282)	(854,566)	(2,950,208)	(47,429,264)
Class R3	(57,990)	(61,925)	(162,662)	(2,796,540)
Class R4	(303,759)	(364,460)	(630,158)	(14,166,813)
Class R5	(12,405)	(32,495)	(1,205,841)	(18,766,338)
Class R6	(1,828)	(650)	(971,533)	(8,767,431)
Class Y	(33,830)	(39,465)	(5,261,029)	(69,794,940)
Class F	(650,547)	(6,128,466)	(693,277)	(9,900,355)

Total distributions	(10,685,269)	(18,298,905)	(15,398,605)	(221,387,302)

Capital Share Transactions:
Sold	8,963,405	16,762,137	181,802,257	366,698,768
Issued on reinvestment of distributions	10,505,554	18,080,940	14,907,961	209,847,653
Redeemed	(22,014,971)	(120,327,472)	(292,820,649)	(518,321,132)

Net increase (decrease) from capital share transactions	(2,546,012)	(85,484,395)	(96,110,431)	58,225,289

Net Increase (Decrease) in Net Assets	(38,636,923)	(74,341,247)	(168,452,428)	(81,234,307)

Net Assets:
Beginning of period	208,580,377	282,921,624	1,016,133,484	1,097,367,791

End of period	$169,943,454	$208,580,377	$847,681,056	$1,016,133,484

The accompanying notes are an integral part of these financial statements.

62

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	Hartford Small Cap Value Fund		The Hartford Small Company Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$687,064	$1,171,073	$(1,477,805)	$(2,934,571)
Net realized gain (loss) on investments and foreign currency transactions	(5,593,945)	5,301,969	(6,366,867)	38,272,188
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(21,228,191)	(2,603,683)	(15,333,368)	34,222,341

Net Increase (Decrease) in Net Assets Resulting from Operations	(26,135,072)	3,869,359	(23,178,040)	69,559,958

Distributions to Shareholders:
Class A	(2,971,162)	(12,609,836)	(19,581,596)	(50,850,996)
Class C	(232,432)	(1,665,307)	(922,638)	(2,799,065)
Class I	(419,421)	(1,179,686)	(1,641,458)	(4,870,629)
Class R3	(37,274)	(126,981)	(795,519)	(2,677,758)
Class R4	(4,174)	(11,402)	(754,352)	(2,412,769)
Class R5	(730)	(8,637)	(157,911)	(403,513)
Class R6	(7,036)	(2,456)	(5,772)	(21,469)
Class Y	(28,438)	(115,661)	(1,571,493)	(5,332,405)
Class F	(3,318,168)	(9,621,393)	(11,316,929)	(20,116,041)

Total distributions	(7,018,835)	(25,341,359)	(36,747,668)	(89,484,645)

Capital Share Transactions:
Sold	6,946,894	24,105,167	56,261,108	140,460,721
Issued on reinvestment of distributions	6,977,513	24,897,952	36,543,865	88,871,747
Redeemed	(13,008,355)	(24,593,063)	(89,827,376)	(112,635,884)

Net increase from capital share transactions	916,052	24,410,056	2,977,597	116,696,584

Net Increase (Decrease) in Net Assets	(32,237,855)	2,938,056	(56,948,111)	96,771,897

Net Assets:
Beginning of period	104,899,215	101,961,159	606,171,649	509,399,752

End of period	$72,661,360	$104,899,215	$549,223,538	$606,171,649

The accompanying notes are an integral part of these financial statements.

63

Hartford Domestic Equity Funds

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Capital Appreciation Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$37.12	$0.11	$(2.38)	$(2.27)	$(0.17)	$(1.64)	$(1.81)	$33.04	(6.51	)%(4)	$4,207,447	1.08	%(5)	1.07	%(5)	0.64	%(5)	40%
C	27.08	(0.02)	(1.71)	(1.73)	—	(1.64)	(1.64)	23.71	(6.91	)(4)	203,089	1.86	(5)	1.86	(5)	(0.15	)(5)	40
I	37.36	0.16	(2.39)	(2.23)	(0.27)	(1.64)	(1.91)	33.22	(6.39	)(4)	542,308	0.79	(5)	0.79	(5)	0.92	(5)	40
R3	41.47	0.06	(2.70)	(2.64)	—	(1.64)	(1.64)	37.19	(6.68	)(4)	41,848	1.42	(5)	1.42	(5)	0.30	(5)	40
R4	43.06	0.13	(2.80)	(2.67)	(0.10)	(1.64)	(1.74)	38.65	(6.55	)(4)	32,043	1.11	(5)	1.11	(5)	0.61	(5)	40
R5	44.04	0.19	(2.85)	(2.66)	(0.26)	(1.64)	(1.90)	39.48	(6.39	)(4)	34,131	0.81	(5)	0.81	(5)	0.90	(5)	40
R6	44.34	0.21	(2.87)	(2.66)	(0.30)	(1.64)	(1.94)	39.74	(6.36	)(4)	75,112	0.70	(5)	0.70	(5)	1.01	(5)	40
Y	44.32	0.21	(2.87)	(2.66)	(0.29)	(1.64)	(1.93)	39.73	(6.37	)(4)	116,941	0.80	(5)	0.74	(5)	0.98	(5)	40
F	37.36	0.18	(2.39)	(2.21)	(0.30)	(1.64)	(1.94)	33.21	(6.36	)(4)	703,042	0.70	(5)	0.70	(5)	1.01	(5)	40

For the Year Ended October 31, 2019
A	$37.88	$0.15	$4.81	$4.96	$(0.11)	$(5.61)	$(5.72)	$37.12	16.32%		$4,831,749	1.07%		1.07%		0.42%		68%
C	29.30	(0.09)	3.48	3.39	—	(5.61)	(5.61)	27.08	15.45		278,394	1.83		1.83		(0.33)		68
I	38.08	0.25	4.84	5.09	(0.20)	(5.61)	(5.81)	37.36	16.66		658,302	0.79		0.79		0.70		68
R3	41.62	0.03	5.43	5.46	—	(5.61)	(5.61)	41.47	15.91		50,957	1.42		1.42		0.07		68
R4	42.94	0.16	5.63	5.79	(0.06)	(5.61)	(5.67)	43.06	16.27		38,634	1.11		1.11		0.39		68
R5	43.80	0.28	5.75	6.03	(0.18)	(5.61)	(5.79)	44.04	16.64		38,808	0.80		0.80		0.68		68
R6	44.07	0.33	5.78	6.11	(0.23)	(5.61)	(5.84)	44.34	16.74		80,535	0.70		0.70		0.78		68
Y	44.06	0.32	5.77	6.09	(0.22)	(5.61)	(5.83)	44.32	16.71		187,754	0.78		0.74		0.75		68
F	38.09	0.28	4.83	5.11	(0.23)	(5.61)	(5.84)	37.36	16.75		776,505	0.70		0.70		0.79		68

For the Year Ended October 31, 2018
A	$41.86	$0.15	$1.45	$1.60	$(0.26)	$(5.32)	$(5.58)	$37.88	3.92%		$4,742,846	1.07%		1.06%		0.38%		108%
C	33.62	(0.11)	1.16	1.05	(0.05)	(5.32)	(5.37)	29.30	3.15		426,256	1.81		1.81		(0.34)		108
I	42.04	0.26	1.44	1.70	(0.34)	(5.32)	(5.66)	38.08	4.19		734,580	0.78		0.78		0.66		108
R3	45.39	0.02	1.56	1.58	(0.03)	(5.32)	(5.35)	41.62	3.57		61,882	1.42		1.41		0.04		108
R4	46.69	0.15	1.62	1.77	(0.20)	(5.32)	(5.52)	42.94	3.87		51,635	1.10		1.10		0.34		108
R5	47.54	0.30	1.63	1.93	(0.35)	(5.32)	(5.67)	43.80	4.18		34,288	0.80		0.80		0.65		108
R6	47.80	0.35	1.64	1.99	(0.40)	(5.32)	(5.72)	44.07	4.29		70,935	0.70		0.70		0.75		108
Y	47.78	0.34	1.64	1.98	(0.38)	(5.32)	(5.70)	44.06	4.28		175,731	0.71		0.71		0.74		108
F	42.06	0.30	1.45	1.75	(0.40)	(5.32)	(5.72)	38.09	4.28		880,110	0.70		0.70		0.75		108

For the Year Ended October 31, 2017
A	$34.49	$0.13	$7.39	$7.52	$(0.15)	$—	$(0.15)	$41.86	21.86%		$4,613,982	1.09	%(6)	1.08	%(6)	0.34%		123%
C	27.80	(0.12)	5.94	5.82	—	—	—	33.62	20.97		1,241,267	1.82	(6)	1.82	(6)	(0.39)		123
I	34.65	0.25	7.40	7.65	(0.26)	—	(0.26)	42.04	22.20		846,019	0.81	(6)	0.81	(6)	0.63		123
R3	37.38	0.01	8.01	8.02	(0.01)	—	(0.01)	45.39	21.47		75,201	1.42	(6)	1.40	(6)	0.03		123
R4	38.39	0.14	8.23	8.37	(0.07)	—	(0.07)	46.69	21.82		74,374	1.11	(6)	1.11	(6)	0.33		123
R5	39.15	0.28	8.37	8.65	(0.26)	—	(0.26)	47.54	22.20		40,582	0.81	(6)	0.80	(6)	0.63		123
R6	39.36	0.31	8.42	8.73	(0.29)	—	(0.29)	47.80	22.33		70,142	0.71	(6)	0.71	(6)	0.71		123
Y	39.36	0.30	8.41	8.71	(0.29)	—	(0.29)	47.78	22.27		184,502	0.72	(6)	0.72	(6)	0.70		123
F(7)	38.15	0.18	3.73	3.91	—	—	—	42.06	10.28	(4)	1,103,972	0.71	(5)(6)	0.71	(5)(6)	0.65	(5)	123

For the Year Ended October 31, 2016
A	$38.15	$0.13	$(0.57)	$(0.44)	$(0.12)	$(3.10)	$(3.22)	$34.49	(0.97)%		$4,609,594	1.11%		1.11	%(8)	0.39%		88%
B	31.00	(0.13)	(0.49)	(0.62)	—	(3.10)	(3.10)	27.28	(1.82)		58,647	2.00		2.00	(8)	(0.49)		88
C	31.48	(0.09)	(0.49)	(0.58)	—	(3.10)	(3.10)	27.80	(1.65)		1,420,171	1.83		1.83	(8)	(0.33)		88
I	38.31	0.24	(0.57)	(0.33)	(0.23)	(3.10)	(3.33)	34.65	(0.65)		1,225,026	0.81		0.81	(8)	0.70		88
R3	41.06	0.03	(0.61)	(0.58)	—	(3.10)	(3.10)	37.38	(1.26)		103,526	1.43		1.42	(8)	0.09		88
R4	42.07	0.15	(0.63)	(0.48)	(0.10)	(3.10)	(3.20)	38.39	(0.95)		100,426	1.12		1.12	(8)	0.39		88
R5	42.84	0.27	(0.64)	(0.37)	(0.22)	(3.10)	(3.32)	39.15	(0.65)		45,643	0.82		0.82	(8)	0.69		88
R6	43.03	0.33	(0.66)	(0.33)	(0.24)	(3.10)	(3.34)	39.36	(0.56)		57,432	0.72		0.72	(8)	0.85		88
Y	43.05	0.30	(0.63)	(0.33)	(0.26)	(3.10)	(3.36)	39.36	(0.55)		939,300	0.72		0.72	(8)	0.78		88

The accompanying notes are an integral part of these financial statements.

64

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Capital Appreciation Fund – (continued)

For the Year Ended October 31, 2015
A	$49.44	$0.13	$1.27	$1.40	$(0.13)	$(12.56)	$(12.69)	$38.15	4.20%		$5,453,502	1.09%		1.09%		0.34%		79%
B	42.72	(0.17)	1.01	0.84	—	(12.56)	(12.56)	31.00	3.30		158,610	1.97		1.97		(0.53)		79
C	43.13	(0.12)	1.03	0.91	—	(12.56)	(12.56)	31.48	3.47		1,799,846	1.81		1.81		(0.38)		79
I	49.60	0.26	1.26	1.52	(0.25)	(12.56)	(12.81)	38.31	4.53		1,736,395	0.78		0.78		0.66		79
R3	52.24	0.01	1.37	1.38	—	(12.56)	(12.56)	41.06	3.87		124,072	1.40		1.40		0.03		79
R4	53.19	0.14	1.41	1.55	(0.11)	(12.56)	(12.67)	42.07	4.18		179,454	1.10		1.10		0.33		79
R5	53.92	0.28	1.43	1.71	(0.23)	(12.56)	(12.79)	42.84	4.49		53,292	0.80		0.80		0.63		79
R6(9)	54.32	0.30	1.25	1.55	(0.28)	(12.56)	(12.84)	43.03	4.16	(4)	10	0.76	(5)	0.75	(5)	0.70	(5)	79
Y	54.12	0.32	1.45	1.77	(0.28)	(12.56)	(12.84)	43.05	4.60		1,253,378	0.70		0.70		0.73		79

Hartford Core Equity Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$33.40	$0.14	$(1.27)	$(1.13)	$(0.23)	$(0.62)	$(0.85)	$31.42	(3.59	)%(4)	$930,694	0.72	%(5)	0.72	%(5)	0.83	%(5)	14%
C	30.35	0.01	(1.16)	(1.15)	(0.04)	(0.62)	(0.66)	28.54	(3.95	)(4)	388,678	1.46	(5)	1.46	(5)	0.09	(5)	14
I	33.50	0.18	(1.27)	(1.09)	(0.31)	(0.62)	(0.93)	31.48	(3.48	)(4)	2,237,118	0.45	(5)	0.45	(5)	1.11	(5)	14
R3	33.86	0.08	(1.30)	(1.22)	(0.11)	(0.62)	(0.73)	31.91	(3.79	)(4)	35,811	1.08	(5)	1.08	(5)	0.47	(5)	14
R4	34.44	0.14	(1.31)	(1.17)	(0.22)	(0.62)	(0.84)	32.43	(3.60	)(4)	148,152	0.77	(5)	0.72	(5)	0.83	(5)	14
R5	33.75	0.18	(1.28)	(1.10)	(0.30)	(0.62)	(0.92)	31.73	(3.48	)(4)	194,384	0.46	(5)	0.46	(5)	1.09	(5)	14
R6	33.91	0.19	(1.27)	(1.08)	(0.34)	(0.62)	(0.96)	31.87	(3.44	)(4)	467,084	0.37	(5)	0.37	(5)	1.18	(5)	14
Y	33.90	0.19	(1.29)	(1.10)	(0.32)	(0.62)	(0.94)	31.86	(3.48	)(4)	590,316	0.46	(5)	0.44	(5)	1.13	(5)	14
F	33.52	0.20	(1.27)	(1.07)	(0.34)	(0.62)	(0.96)	31.49	(3.45	)(4)	1,752,077	0.37	(5)	0.37	(5)	1.18	(5)	14

For the Year Ended October 31, 2019
A	$30.17	$0.27	$4.40	$4.67	$(0.21)	$(1.23)	$(1.44)	$33.40	16.60%		$881,587	0.74%		0.73%		0.88%		15%
C	27.53	0.04	4.01	4.05	—	(1.23)	(1.23)	30.35	15.71		366,553	1.47		1.47		0.14		15
I	30.26	0.35	4.40	4.75	(0.28)	(1.23)	(1.51)	33.50	16.91		1,740,669	0.47		0.47		1.14		15
R3	30.52	0.16	4.48	4.64	(0.07)	(1.23)	(1.30)	33.86	16.18		34,158	1.10		1.10		0.52		15
R4	31.03	0.28	4.54	4.82	(0.18)	(1.23)	(1.41)	34.44	16.59		150,159	0.77		0.74		0.88		15
R5	30.47	0.35	4.44	4.79	(0.28)	(1.23)	(1.51)	33.75	16.90		231,879	0.49		0.49		1.13		15
R6	30.61	0.38	4.46	4.84	(0.31)	(1.23)	(1.54)	33.91	17.01		259,706	0.38		0.38		1.22		15
Y	30.61	0.37	4.45	4.82	(0.30)	(1.23)	(1.53)	33.90	16.94		371,580	0.46		0.43		1.18		15
F	30.28	0.38	4.40	4.78	(0.31)	(1.23)	(1.54)	33.52	17.00		1,655,619	0.38		0.38		1.21		15

For the Year Ended October 31, 2018
A	$28.53	$0.22	$2.42	$2.64	$(0.25)	$(0.75)	$(1.00)	$30.17	9.41%		$666,354	0.74%		0.74%		0.73%		22%
C	26.13	—	2.22	2.22	(0.07)	(0.75)	(0.82)	27.53	8.61		293,064	1.48		1.48		—		22
I	28.60	0.30	2.43	2.73	(0.32)	(0.75)	(1.07)	30.26	9.72		1,130,600	0.47		0.47		1.00		22
R3	28.85	0.12	2.44	2.56	(0.14)	(0.75)	(0.89)	30.52	9.02		34,765	1.10		1.10		0.38		22
R4	29.32	0.22	2.48	2.70	(0.24)	(0.75)	(0.99)	31.03	9.37		144,866	0.79		0.76		0.72		22
R5	28.81	0.30	2.44	2.74	(0.33)	(0.75)	(1.08)	30.47	9.69		201,510	0.49		0.49		0.99		22
R6	28.93	0.33	2.45	2.78	(0.35)	(0.75)	(1.10)	30.61	9.80		146,643	0.39		0.39		1.08		22
Y	28.93	0.32	2.45	2.77	(0.34)	(0.75)	(1.09)	30.61	9.77		216,788	0.42		0.42		1.06		22
F	28.63	0.33	2.42	2.75	(0.35)	(0.75)	(1.10)	30.28	9.80		635,245	0.39		0.39		1.09		22

For the Year Ended October 31, 2017
A	$23.87	$0.27	$4.70	$4.97	$(0.12)	$(0.19)	$(0.31)	$28.53	21.06%		$631,817	0.75%		0.75%		1.05%		39%
C	21.94	0.07	4.33	4.40	(0.02)	(0.19)	(0.21)	26.13	20.20		316,886	1.50		1.50		0.30		39
I	23.93	0.34	4.71	5.05	(0.19)	(0.19)	(0.38)	28.60	21.37		982,686	0.52		0.52		1.30		39
R3	24.18	0.19	4.77	4.96	(0.10)	(0.19)	(0.29)	28.85	20.71		43,004	1.11		1.09		0.72		39
R4	24.54	0.27	4.84	5.11	(0.14)	(0.19)	(0.33)	29.32	21.05		172,584	0.81		0.79		1.01		39
R5	24.10	0.35	4.75	5.10	(0.20)	(0.19)	(0.39)	28.81	21.41		192,359	0.51		0.49		1.31		39
R6	24.19	0.37	4.77	5.14	(0.21)	(0.19)	(0.40)	28.93	21.52		118,527	0.41		0.41		1.38		39
Y	24.20	0.35	4.78	5.13	(0.21)	(0.19)	(0.40)	28.93	21.47		148,542	0.42		0.42		1.33		39
F(7)	26.05	0.26	2.32	2.58	—	—	—	28.63	9.90	(4)	585,057	0.41	(5)	0.41	(5)	1.39	(5)	39

The accompanying notes are an integral part of these financial statements.

65

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Core Equity Fund – (continued)

For the Year Ended October 31, 2016
A	$24.05	$0.15	$0.13	$0.28	$(0.03)	$(0.43)	$(0.46)	$23.87	1.21%		$703,896	0.80%		0.80	%(10)	0.64%		29%
B	22.33	(0.02)	0.11	0.09	—	(0.43)	(0.43)	21.99	0.43		766	1.96		1.55	(10)	(0.10)		29
C	22.27	(0.03)	0.13	0.10	—	(0.43)	(0.43)	21.94	0.47		281,383	1.55		1.55	(10)	(0.12)		29
I	24.09	0.21	0.13	0.34	(0.07)	(0.43)	(0.50)	23.93	1.47		749,824	0.55		0.55	(10)	0.88		29
R3	24.44	0.08	0.13	0.21	(0.04)	(0.43)	(0.47)	24.18	0.89		36,012	1.14		1.10	(10)	0.33		29
R4	24.73	0.15	0.14	0.29	(0.05)	(0.43)	(0.48)	24.54	1.21		144,490	0.83		0.80	(10)	0.63		29
R5	24.25	0.22	0.14	0.36	(0.08)	(0.43)	(0.51)	24.10	1.52		121,871	0.53		0.50	(10)	0.93		29
R6	24.33	0.24	0.13	0.37	(0.08)	(0.43)	(0.51)	24.19	1.55		32,059	0.43		0.43	(10)	1.00		29
Y	24.33	0.24	0.13	0.37	(0.07)	(0.43)	(0.50)	24.20	1.58		281,692	0.43		0.43	(10)	0.99		29

For the Year Ended October 31, 2015
A	$22.00	$0.13	$2.21	$2.34	$—	$(0.29)	$(0.29)	$24.05	10.75%		$267,237	1.03%		0.92%		0.55%		33%
B	20.60	(0.05)	2.07	2.02	—	(0.29)	(0.29)	22.33	9.92		1,614	2.18		1.74		(0.23)		33
C	20.54	(0.04)	2.06	2.02	—	(0.29)	(0.29)	22.27	9.95		73,070	1.73		1.62		(0.17)		33
I(11)	23.30	0.12	0.67	0.79	—	—	—	24.09	3.39	(4)	136,641	0.66	(5)	0.50	(5)	0.85	(5)	33
R3	22.41	0.06	2.26	2.32	—	(0.29)	(0.29)	24.44	10.46		5,081	1.34		1.16		0.27		33
R4	22.60	0.13	2.29	2.42	—	(0.29)	(0.29)	24.73	10.82		22,020	0.98		0.82		0.54		33
R5	22.72	0.20	2.26	2.46	(0.64)	(0.29)	(0.93)	24.25	11.10		26,977	0.64		0.49		0.84		33
R6(11)	23.53	0.11	0.69	0.80	—	—	—	24.33	3.40	(4)	597	0.57	(5)	0.45	(5)	0.78	(5)	33
Y	22.79	0.21	2.27	2.48	(0.65)	(0.29)	(0.94)	24.33	11.15		18,802	0.57		0.50		0.90		33

The Hartford Dividend and Growth Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$25.93	$0.20	$(2.53)	$(2.33)	$(0.21)	$(0.75)	$(0.96)	$22.64	(9.34	)%(4)	$3,240,743	1.00	%(5)	0.99	%(5)	1.64	%(5)	18%
C	24.96	0.10	(2.43)	(2.33)	(0.12)	(0.75)	(0.87)	21.76	(9.71	)(4)	162,541	1.78	(5)	1.78	(5)	0.86	(5)	18
I	25.80	0.23	(2.52)	(2.29)	(0.25)	(0.75)	(1.00)	22.51	(9.25	)(4)	1,084,469	0.73	(5)	0.73	(5)	1.90	(5)	18
R3	26.32	0.16	(2.58)	(2.42)	(0.16)	(0.75)	(0.91)	22.99	(9.54	)(4)	54,317	1.36	(5)	1.35	(5)	1.27	(5)	18
R4	26.52	0.20	(2.59)	(2.39)	(0.21)	(0.75)	(0.96)	23.17	(9.38	)(4)	88,608	1.05	(5)	1.05	(5)	1.58	(5)	18
R5	26.64	0.24	(2.61)	(2.37)	(0.24)	(0.75)	(0.99)	23.28	(9.23	)(4)	168,998	0.74	(5)	0.74	(5)	1.89	(5)	18
R6	26.64	0.25	(2.60)	(2.35)	(0.26)	(0.75)	(1.01)	23.28	(9.18	)(4)	159,494	0.64	(5)	0.64	(5)	1.98	(5)	18
Y	26.64	0.25	(2.61)	(2.36)	(0.25)	(0.75)	(1.00)	23.28	(9.20	)(4)	656,609	0.73	(5)	0.68	(5)	1.95	(5)	18
F	25.78	0.24	(2.52)	(2.28)	(0.26)	(0.75)	(1.01)	22.49	(9.21	)(4)	2,647,800	0.64	(5)	0.64	(5)	1.99	(5)	18

For the Year Ended October 31, 2019
A	$25.63	$0.40	$2.63	$3.03	$(0.38)	$(2.35)	$(2.73)	$25.93	13.75%		$3,739,696	1.00%		0.99%		1.65%		22%
C	24.75	0.21	2.53	2.74	(0.18)	(2.35)	(2.53)	24.96	12.92		192,715	1.77		1.77		0.89		22
I	25.51	0.46	2.63	3.09	(0.45)	(2.35)	(2.80)	25.80	14.08		1,079,962	0.73		0.73		1.89		22
R3	25.97	0.32	2.67	2.99	(0.29)	(2.35)	(2.64)	26.32	13.33		66,115	1.36		1.35		1.30		22
R4	26.14	0.40	2.69	3.09	(0.36)	(2.35)	(2.71)	26.52	13.71		111,451	1.04		1.04		1.61		22
R5	26.25	0.47	2.71	3.18	(0.44)	(2.35)	(2.79)	26.64	14.05		193,707	0.74		0.74		1.89		22
R6	26.25	0.50	2.71	3.21	(0.47)	(2.35)	(2.82)	26.64	14.16		119,159	0.64		0.64		1.98		22
Y	26.25	0.49	2.70	3.19	(0.45)	(2.35)	(2.80)	26.64	14.10		696,309	0.71		0.68		1.96		22
F	25.50	0.49	2.61	3.10	(0.47)	(2.35)	(2.82)	25.78	14.15		2,844,206	0.64		0.64		2.00		22

For the Year Ended October 31, 2018
A	$27.46	$0.39	$0.80	$1.19	$(0.38)	$(2.64)	$(3.02)	$25.63	4.38%		$3,521,062	0.99%		0.99%		1.49%		31%
C	26.62	0.19	0.77	0.96	(0.19)	(2.64)	(2.83)	24.75	3.58		228,076	1.76		1.75		0.76		31
I	27.35	0.46	0.79	1.25	(0.45)	(2.64)	(3.09)	25.51	4.68		847,646	0.73		0.73		1.75		31
R3	27.78	0.30	0.81	1.11	(0.28)	(2.64)	(2.92)	25.97	4.03		72,723	1.35		1.35		1.13		31
R4	27.95	0.39	0.80	1.19	(0.36)	(2.64)	(3.00)	26.14	4.32		131,649	1.04		1.04		1.44		31
R5	28.05	0.47	0.82	1.29	(0.45)	(2.64)	(3.09)	26.25	4.65		146,918	0.74		0.74		1.74		31
R6	28.05	0.49	0.82	1.31	(0.47)	(2.64)	(3.11)	26.25	4.76		74,795	0.64		0.64		1.84		31
Y	28.05	0.49	0.81	1.30	(0.46)	(2.64)	(3.10)	26.25	4.72		616,454	0.68		0.68		1.80		31
F	27.33	0.48	0.80	1.28	(0.47)	(2.64)	(3.11)	25.50	4.77		2,591,584	0.64		0.64		1.84		31

The accompanying notes are an integral part of these financial statements.

66

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Dividend and Growth Fund – (continued)

For the Year Ended October 31, 2017
A	$23.49	$0.39	$4.75	$5.14	$(0.38)	$(0.79)	$(1.17)	$27.46	22.40%		$3,619,123	1.00%		1.00%		1.52%		26%
C	22.80	0.19	4.62	4.81	(0.20)	(0.79)	(0.99)	26.62	21.54		449,961	1.74		1.74		0.78		26
I	23.38	0.44	4.74	5.18	(0.42)	(0.79)	(1.21)	27.35	22.67		775,427	0.80		0.80		1.75		26
R3	23.75	0.30	4.81	5.11	(0.29)	(0.79)	(1.08)	27.78	21.97		77,175	1.35		1.35		1.17		26
R4	23.89	0.38	4.84	5.22	(0.37)	(0.79)	(1.16)	27.95	22.34		142,563	1.05		1.05		1.47		26
R5	23.97	0.46	4.86	5.32	(0.45)	(0.79)	(1.24)	28.05	22.72		132,739	0.74		0.74		1.76		26
R6	23.97	0.46	4.88	5.34	(0.47)	(0.79)	(1.26)	28.05	22.83		10,957	0.65		0.64		1.75		26
Y	23.97	0.50	4.84	5.34	(0.47)	(0.79)	(1.26)	28.05	22.81		605,049	0.66		0.66		1.94		26
F(7)	25.51	0.29	1.86	2.15	(0.33)	—	(0.33)	27.33	8.49	(4)	2,570,906	0.64	(5)	0.64	(5)	1.66	(5)	26

For the Year Ended October 31, 2016
A	$24.99	$0.37	$0.50	$0.87	$(0.34)	$(2.03)	$(2.37)	$23.49	4.12%		$3,501,684	1.03%		1.03	%(12)	1.59%		22%
B	24.55	0.16	0.47	0.63	(0.11)	(2.03)	(2.14)	23.04	3.12		19,716	2.01		1.96	(12)	0.71		22
C	24.34	0.19	0.47	0.66	(0.17)	(2.03)	(2.20)	22.80	3.31		437,961	1.77		1.77	(12)	0.85		22
I	24.89	0.41	0.50	0.91	(0.39)	(2.03)	(2.42)	23.38	4.31		1,779,168	0.83		0.83	(12)	1.78		22
R3	25.24	0.29	0.51	0.80	(0.26)	(2.03)	(2.29)	23.75	3.78		79,400	1.36		1.36	(12)	1.26		22
R4	25.37	0.37	0.51	0.88	(0.33)	(2.03)	(2.36)	23.89	4.10		136,673	1.06		1.06	(12)	1.56		22
R5	25.44	0.44	0.51	0.95	(0.39)	(2.03)	(2.42)	23.97	4.41		104,487	0.76		0.76	(12)	1.89		22
R6	25.44	0.42	0.55	0.97	(0.41)	(2.03)	(2.44)	23.97	4.48		2,964	0.66		0.66	(12)	1.76		22
Y	25.45	0.46	0.51	0.97	(0.42)	(2.03)	(2.45)	23.97	4.50		1,460,506	0.66		0.66	(12)	1.95		22

For the Year Ended October 31, 2015
A	$27.05	$0.36	$0.23	$0.59	$(0.35)	$(2.30)	$(2.65)	$24.99	2.46%		$3,724,804	1.02%		1.02%		1.43%		23%
B	26.59	0.14	0.22	0.36	(0.10)	(2.30)	(2.40)	24.55	1.54		44,909	1.97		1.92		0.54		23
C	26.42	0.17	0.23	0.40	(0.18)	(2.30)	(2.48)	24.34	1.70		467,006	1.76		1.76		0.69		23
I	26.95	0.41	0.23	0.64	(0.40)	(2.30)	(2.70)	24.89	2.67		1,715,056	0.81		0.81		1.64		23
R3	27.29	0.28	0.24	0.52	(0.27)	(2.30)	(2.57)	25.24	2.12		85,736	1.35		1.35		1.10		23
R4	27.42	0.36	0.23	0.59	(0.34)	(2.30)	(2.64)	25.37	2.42		150,367	1.04		1.04		1.41		23
R5	27.49	0.44	0.23	0.67	(0.42)	(2.30)	(2.72)	25.44	2.73		229,206	0.74		0.74		1.70		23
R6(9)	27.81	0.43	(0.05)	0.38	(0.45)	(2.30)	(2.75)	25.44	1.64	(4)	10	0.71	(5)	0.70	(5)	1.71	(5)	23
Y	27.50	0.46	0.24	0.70	(0.45)	(2.30)	(2.75)	25.45	2.83		1,323,782	0.64		0.64		1.80		23

The Hartford Equity Income Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$19.99	$0.18	$(2.07)	$(1.89)	$(0.19)	$(1.26)	$(1.45)	$16.65	(10.22	)%(4)	$1,336,759	1.00	%(5)	1.00	%(5)	1.97	%(5)	13%
C	19.88	0.11	(2.05)	(1.94)	(0.12)	(1.26)	(1.38)	16.56	(10.55	)(4)	231,993	1.76	(5)	1.76	(5)	1.21	(5)	13
I	19.88	0.20	(2.07)	(1.87)	(0.21)	(1.26)	(1.47)	16.54	(10.15	)(4)	808,891	0.74	(5)	0.74	(5)	2.22	(5)	13
R3	20.02	0.15	(2.07)	(1.92)	(0.16)	(1.26)	(1.42)	16.68	(10.37	)(4)	33,926	1.36	(5)	1.36	(5)	1.61	(5)	13
R4	20.06	0.18	(2.09)	(1.91)	(0.18)	(1.26)	(1.44)	16.71	(10.27	)(4)	45,464	1.06	(5)	1.06	(5)	1.90	(5)	13
R5	20.16	0.21	(2.10)	(1.89)	(0.21)	(1.26)	(1.47)	16.80	(10.13	)(4)	57,713	0.77	(5)	0.77	(5)	2.20	(5)	13
R6	20.21	0.21	(2.09)	(1.88)	(0.22)	(1.26)	(1.48)	16.85	(10.04	)(4)	51,331	0.66	(5)	0.66	(5)	2.30	(5)	13
Y	20.22	0.21	(2.10)	(1.89)	(0.22)	(1.26)	(1.48)	16.85	(10.07	)(4)	84,226	0.75	(5)	0.71	(5)	2.28	(5)	13
F	19.87	0.21	(2.06)	(1.85)	(0.22)	(1.26)	(1.48)	16.54	(10.07	)(4)	847,004	0.66	(5)	0.66	(5)	2.31	(5)	13

For the Year Ended October 31, 2019
A	$19.39	$0.38	$2.02	$2.40	$(0.36)	$(1.44)	$(1.80)	$19.99	13.88%		$1,565,663	1.00%		1.00%		2.01%		21%
C	19.29	0.24	2.00	2.24	(0.21)	(1.44)	(1.65)	19.88	13.00		292,388	1.76		1.76		1.27		21
I	19.29	0.43	2.01	2.44	(0.41)	(1.44)	(1.85)	19.88	14.17		959,142	0.75		0.75		2.26		21
R3	19.41	0.32	2.02	2.34	(0.29)	(1.44)	(1.73)	20.02	13.48		43,474	1.36		1.36		1.66		21
R4	19.44	0.37	2.04	2.41	(0.35)	(1.44)	(1.79)	20.06	13.85		53,957	1.07		1.07		1.96		21
R5	19.54	0.43	2.04	2.47	(0.41)	(1.44)	(1.85)	20.16	14.14		81,758	0.76		0.76		2.25		21
R6	19.58	0.45	2.05	2.50	(0.43)	(1.44)	(1.87)	20.21	14.29		52,201	0.66		0.66		2.33		21
Y	19.58	0.45	2.05	2.50	(0.42)	(1.44)	(1.86)	20.22	14.21		105,015	0.73		0.71		2.34		21
F	19.29	0.44	2.01	2.45	(0.43)	(1.44)	(1.87)	19.87	14.24		922,012	0.66		0.66		2.34		21

The accompanying notes are an integral part of these financial statements.

67

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Equity Income Fund – (continued)

For the Year Ended October 31, 2018
A	$20.64	$0.38	$(0.24)	$0.14	$(0.35)	$(1.04)	$(1.39)	$19.39	0.49%		$1,508,580	1.00%		1.00%		1.90%		22%
C	20.53	0.23	(0.23)	—	(0.20)	(1.04)	(1.24)	19.29	(0.22)		330,741	1.75		1.75		1.16		22
I	20.54	0.43	(0.24)	0.19	(0.40)	(1.04)	(1.44)	19.29	0.77		1,157,708	0.74		0.74		2.14		22
R3	20.66	0.31	(0.25)	0.06	(0.27)	(1.04)	(1.31)	19.41	0.12		46,820	1.36		1.36		1.53		22
R4	20.69	0.37	(0.24)	0.13	(0.34)	(1.04)	(1.38)	19.44	0.43		70,446	1.06		1.06		1.83		22
R5	20.78	0.43	(0.23)	0.20	(0.40)	(1.04)	(1.44)	19.54	0.78		79,557	0.76		0.76		2.13		22
R6	20.83	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.58	0.83		34,957	0.66		0.66		2.22		22
Y	20.83	0.45	(0.25)	0.20	(0.41)	(1.04)	(1.45)	19.58	0.79		140,057	0.70		0.70		2.19		22
F	20.54	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.29	0.85		774,529	0.65		0.65		2.23		22

For the Year Ended October 31, 2017
A	$17.97	$0.35	$3.24	$3.59	$(0.32)	$(0.60)	$(0.92)	$20.64	20.51%		$1,685,398	1.00%		1.00%		1.83%		16%
C	17.89	0.21	3.21	3.42	(0.18)	(0.60)	(0.78)	20.53	19.56		449,104	1.74		1.74		1.09		16
I	17.89	0.39	3.23	3.62	(0.37)	(0.60)	(0.97)	20.54	20.76		1,111,235	0.78		0.78		2.03		16
R3	17.99	0.28	3.24	3.52	(0.25)	(0.60)	(0.85)	20.66	20.06		57,341	1.37		1.37		1.46		16
R4	18.02	0.34	3.24	3.58	(0.31)	(0.60)	(0.91)	20.69	20.39		79,632	1.06		1.06		1.77		16
R5	18.09	0.40	3.26	3.66	(0.37)	(0.60)	(0.97)	20.78	20.77		83,048	0.76		0.76		2.06		16
R6	18.13	0.41	3.28	3.69	(0.39)	(0.60)	(0.99)	20.83	20.91		29,284	0.66		0.66		2.10		16
Y	18.13	0.45	3.23	3.68	(0.38)	(0.60)	(0.98)	20.83	20.88		141,479	0.67		0.67		2.35		16
F(7)	19.22	0.24	1.37	1.61	(0.29)	—	(0.29)	20.54	8.45	(4)	674,626	0.66	(5)	0.66	(5)	1.84	(5)	16

For the Year Ended October 31, 2016
A	$18.70	$0.36	$0.64	$1.00	$(0.33)	$(1.40)	$(1.73)	$17.97	6.13%		$1,676,572	1.04%		1.04%		2.03%		14%
B	18.72	0.34	0.64	0.98	(0.30)	(1.40)	(1.70)	18.00	6.01		6,930	1.18		1.18		1.95		14
C	18.61	0.23	0.65	0.88	(0.20)	(1.40)	(1.60)	17.89	5.45		452,909	1.76		1.76		1.30		14
I	18.62	0.39	0.66	1.05	(0.38)	(1.40)	(1.78)	17.89	6.45		966,338	0.78		0.78		2.25		14
R3	18.72	0.30	0.64	0.94	(0.27)	(1.40)	(1.67)	17.99	5.77		54,732	1.38		1.38		1.68		14
R4	18.74	0.35	0.65	1.00	(0.32)	(1.40)	(1.72)	18.02	6.14		76,745	1.07		1.07		1.98		14
R5	18.81	0.41	0.64	1.05	(0.37)	(1.40)	(1.77)	18.09	6.42		65,276	0.77		0.77		2.31		14
R6	18.84	0.42	0.66	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57		14,551	0.67		0.67		2.38		14
Y	18.84	0.41	0.67	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57		386,011	0.67		0.67		2.35		14

For the Year Ended October 31, 2015
A	$19.04	$0.35	$0.18	$0.53	$(0.35)	$(0.52)	$(0.87)	$18.70	2.95%		$1,757,486	1.02%		1.02%		1.87%		20%
B	19.05	0.33	0.18	0.51	(0.32)	(0.52)	(0.84)	18.72	2.82		13,915	1.16		1.16		1.75		20
C	18.96	0.21	0.18	0.39	(0.22)	(0.52)	(0.74)	18.61	2.18		461,099	1.76		1.76		1.12		20
I	18.97	0.40	0.17	0.57	(0.40)	(0.52)	(0.92)	18.62	3.18		835,297	0.76		0.76		2.13		20
R3	19.06	0.29	0.18	0.47	(0.29)	(0.52)	(0.81)	18.72	2.61		56,026	1.36		1.36		1.52		20
R4	19.08	0.34	0.18	0.52	(0.34)	(0.52)	(0.86)	18.74	2.92		74,473	1.06		1.06		1.82		20
R5	19.15	0.40	0.18	0.58	(0.40)	(0.52)	(0.92)	18.81	3.22		76,741	0.76		0.76		2.15		20
R6(9)	19.39	0.35	0.04	0.39	(0.42)	(0.52)	(0.94)	18.84	2.20	(4)	13,902	0.69	(5)	0.69	(5)	1.93	(5)	20
Y	19.19	0.42	0.17	0.59	(0.42)	(0.52)	(0.94)	18.84	3.26		246,177	0.66		0.66		2.22		20

The Hartford Growth Opportunities Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$39.45	$(0.11)	$3.24	$3.13	$—	$(2.53)	$(2.53)	$40.05	8.29	%(4)	$2,173,203	1.12	%(5)	1.11	%(5)	(0.58	)%(5)	53%
C	20.50	(0.13)	1.63	1.50	—	(2.53)	(2.53)	19.47	7.92	(4)	263,558	1.87	(5)	1.87	(5)	(1.34	)(5)	53
I	41.95	(0.07)	3.46	3.39	—	(2.53)	(2.53)	42.81	8.42	(4)	1,290,379	0.84	(5)	0.84	(5)	(0.32	)(5)	53
R3	39.41	(0.18)	3.24	3.06	—	(2.53)	(2.53)	39.94	8.12	(4)	39,515	1.46	(5)	1.46	(5)	(0.93	)(5)	53
R4	42.26	(0.13)	3.49	3.36	—	(2.53)	(2.53)	43.09	8.28	(4)	57,699	1.16	(5)	1.16	(5)	(0.63	)(5)	53
R5	44.78	(0.07)	3.71	3.64	—	(2.53)	(2.53)	45.89	8.43	(4)	19,218	0.85	(5)	0.85	(5)	(0.33	)(5)	53
R6	45.62	(0.05)	3.78	3.73	—	(2.53)	(2.53)	46.82	8.49	(4)	27,699	0.75	(5)	0.75	(5)	(0.22	)(5)	53
Y	45.61	(0.06)	3.77	3.71	—	(2.53)	(2.53)	46.79	8.48	(4)	159,639	0.84	(5)	0.79	(5)	(0.26	)(5)	53
F	42.09	(0.04)	3.47	3.43	—	(2.53)	(2.53)	42.99	8.49	(4)	563,888	0.74	(5)	0.74	(5)	(0.22	)(5)	53

The accompanying notes are an integral part of these financial statements.

68

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Growth Opportunities Fund – (continued)

For the Year Ended October 31, 2019
A	$45.89	$(0.25)	$4.35	$4.10	$—	$(10.54)	$(10.54)	$39.45	13.64%	$2,089,246	1.12%	1.11%		(0.64)%		66%
C	29.36	(0.29)	1.97	1.68	—	(10.54)	(10.54)	20.50	12.79	281,545	1.86	1.86		(1.39)		66
I	47.99	(0.16)	4.66	4.50	—	(10.54)	(10.54)	41.95	13.94	1,500,756	0.85	0.85		(0.38)		66
R3	45.98	(0.39)	4.36	3.97	—	(10.54)	(10.54)	39.41	13.25	44,757	1.47	1.46		(1.00)		66
R4	48.38	(0.29)	4.71	4.42	—	(10.54)	(10.54)	42.26	13.57	67,104	1.15	1.15		(0.69)		66
R5	50.48	(0.17)	5.01	4.84	—	(10.54)	(10.54)	44.78	13.92	25,396	0.85	0.85		(0.39)		66
R6	51.18	(0.13)	5.12	4.99	—	(10.54)	(10.54)	45.63	14.03	22,765	0.75	0.75		(0.29)		66
Y	51.18	(0.15)	5.13	4.98	—	(10.54)	(10.54)	45.62	14.00	164,390	0.83	0.79		(0.33)		66
F	48.07	(0.12)	4.68	4.56	—	(10.54)	(10.54)	42.09	14.07	526,379	0.74	0.74		(0.28)		66

For the Year Ended October 31, 2018
A	$46.20	$(0.29)	$3.86	$3.57	$—	$(3.88)	$(3.88)	$45.89	8.31%	$2,013,200	1.11%	1.11%		(0.61)%		122%
C	31.15	(0.41)	2.50	2.09	—	(3.88)	(3.88)	29.36	7.49	321,653	1.85	1.85		(1.35)		122
I	48.01	(0.17)	4.03	3.86	—	(3.88)	(3.88)	47.99	8.62	1,674,141	0.84	0.84		(0.34)		122
R3	46.43	(0.45)	3.88	3.43	—	(3.88)	(3.88)	45.98	7.94	47,707	1.46	1.45		(0.95)		122
R4	48.52	(0.32)	4.06	3.74	—	(3.88)	(3.88)	48.38	8.28	79,229	1.15	1.15		(0.65)		122
R5	50.31	(0.18)	4.23	4.05	—	(3.88)	(3.88)	50.48	8.60	19,708	0.86	0.86		(0.35)		122
R6	50.91	(0.14)	4.29	4.15	—	(3.88)	(3.88)	51.18	8.71	12,061	0.75	0.75		(0.26)		122
Y	50.92	(0.15)	4.29	4.14	—	(3.88)	(3.88)	51.18	8.68	127,721	0.78	0.78		(0.28)		122
F	48.05	(0.12)	4.02	3.90	—	(3.88)	(3.88)	48.07	8.71	401,565	0.75	0.75		(0.25)		122

For the Year Ended October 31, 2017
A	$37.66	$(0.23)	$10.17	$9.94	$—	$(1.40)	$(1.40)	$46.20	27.40%	$1,914,743	1.11%	1.10%		(0.57)%		119%
C	26.03	(0.36)	6.88	6.52	—	(1.40)	(1.40)	31.15	26.46	412,184	1.86	1.86		(1.32)		119
I	39.00	(0.15)	10.56	10.41	—	(1.40)	(1.40)	48.01	27.67	1,546,058	0.89	0.89		(0.35)		119
R3	37.96	(0.37)	10.24	9.87	—	(1.40)	(1.40)	46.43	26.95	48,315	1.46	1.45		(0.92)		119
R4	39.50	(0.26)	10.68	10.42	—	(1.40)	(1.40)	48.52	27.33	81,413	1.15	1.15		(0.62)		119
R5	40.78	(0.14)	11.07	10.93	—	(1.40)	(1.40)	50.31	27.74	16,530	0.86	0.85		(0.32)		119
R6	41.21	(0.12)	11.22	11.10	—	(1.40)	(1.40)	50.91	27.86	4,554	0.76	0.75		(0.26)		119
Y	41.23	(0.09)	11.18	11.09	—	(1.40)	(1.40)	50.92	27.83	104,645	0.77	0.77		(0.22)		119
F(7)	40.07	(0.10)	8.08	7.98	—	—	—	48.05	19.92 (4)	617,087	0.75 (5)	0.75	(5)	(0.34	)(5)	119

For the Year Ended October 31, 2016
A	$40.68	$(0.20)	$0.55	$0.35	$—	$(3.37)	$(3.37)	$37.66	1.04%	$1,747,532	1.14%	1.14	%(13)	(0.55)%		117%
B	29.08	(0.37)	0.35	(0.02)	—	(3.37)	(3.37)	25.69	0.09	4,249	2.09	2.06	(13)	(1.45)		117
C	29.37	(0.33)	0.36	0.03	—	(3.37)	(3.37)	26.03	0.28	420,107	1.89	1.89	(13)	(1.29)		117
I	41.98	(0.12)	0.57	0.45	(0.06)	(3.37)	(3.43)	39.00	1.25	1,726,408	0.93	0.93	(13)	(0.32)		117
R3	41.11	(0.33)	0.55	0.22	—	(3.37)	(3.37)	37.96	0.71	47,559	1.47	1.47	(13)	(0.87)		117
R4	42.51	(0.22)	0.58	0.36	—	(3.37)	(3.37)	39.50	1.02	72,213	1.17	1.17	(13)	(0.57)		117
R5	43.73	(0.08)	0.57	0.49	(0.07)	(3.37)	(3.44)	40.78	1.30	14,791	0.87	0.86	(13)	(0.20)		117
R6	44.15	(0.07)	0.61	0.54	(0.11)	(3.37)	(3.48)	41.21	1.40	942	0.77	0.77	(13)	(0.17)		117
Y	44.17	(0.08)	0.62	0.54	(0.11)	(3.37)	(3.48)	41.23	1.40	231,037	0.77	0.77	(13)	(0.19)		117

For the Year Ended October 31, 2015
A	$43.76	$(0.17)	$4.82	$4.65	$—	$(7.73)	$(7.73)	$40.68	12.72%	$1,853,433	1.12%	1.12%		(0.42)%		93%
B	33.71	(0.39)	3.49	3.10	—	(7.73)	(7.73)	29.08	11.72	15,256	2.04	2.03		(1.32)		93
C	33.91	(0.34)	3.53	3.19	—	(7.73)	(7.73)	29.37	11.95	401,542	1.86	1.86		(1.17)		93
I	44.82	(0.09)	4.98	4.89	—	(7.73)	(7.73)	41.98	12.99	2,433,134	0.89	0.89		(0.21)		93
R3	44.25	(0.31)	4.90	4.59	—	(7.73)	(7.73)	41.11	12.39	44,347	1.45	1.45		(0.76)		93
R4	45.39	(0.19)	5.04	4.85	—	(7.73)	(7.73)	42.51	12.70	60,775	1.15	1.15		(0.45)		93
R5	46.36	(0.07)	5.17	5.10	—	(7.73)	(7.73)	43.73	13.02	123,897	0.84	0.84		(0.15)		93
R6(9)	47.09	(0.06)	4.85	4.79	—	(7.73)	(7.73)	44.15	12.16 (4)	11	0.82 (5)	0.82	(5)	(0.14	)(5)	93
Y	46.70	(0.04)	5.24	5.20	—	(7.73)	(7.73)	44.17	13.16	188,938	0.75	0.75		(0.09)		93

The accompanying notes are an integral part of these financial statements.

69

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford Healthcare Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$35.63	$(0.04)	$4.00	$3.96	$—	$(2.36)	$(2.36)	$37.23	11.18	%(4)	$700,448	1.29	%(5)	1.28	%(5)	(0.25	)%(5)	30%
C	28.24	(0.14)	3.16	3.02	—	(2.36)	(2.36)	28.90	10.75	(4)	137,736	2.05	(5)	2.05	(5)	(1.01	)(5)	30
I	37.68	0.01	4.24	4.25	—	(2.36)	(2.36)	39.57	11.34	(4)	334,148	1.00	(5)	1.00	(5)	0.04	(5)	30
R3	36.56	(0.11)	4.11	4.00	—	(2.36)	(2.36)	38.20	10.99	(4)	31,742	1.61	(5)	1.61	(5)	(0.58	)(5)	30
R4	38.69	(0.06)	4.35	4.29	—	(2.36)	(2.36)	40.62	11.14	(4)	25,058	1.31	(5)	1.31	(5)	(0.28	)(5)	30
R5	40.71	0.01	4.58	4.59	—	(2.36)	(2.36)	42.94	11.34	(4)	9,172	1.00	(5)	1.00	(5)	0.04	(5)	30
R6	41.28	0.03	4.65	4.68	—	(2.36)	(2.36)	43.60	11.40	(4)	2,907	0.90	(5)	0.90	(5)	0.15	(5)	30
Y	41.27	0.02	4.64	4.66	—	(2.36)	(2.36)	43.57	11.35	(4)	83,893	0.99	(5)	0.96	(5)	0.08	(5)	30
F	37.79	0.03	4.24	4.27	—	(2.36)	(2.36)	39.70	11.37	(4)	30,323	0.90	(5)	0.90	(5)	0.14	(5)	30

For the Year Ended October 31, 2019
A	$34.38	$(0.10)	$3.83	$3.73	$—	$(2.48)	$(2.48)	$35.63	12.02%	$666,181	1.30%	1.30%	(0.30)%	35%
C	27.98	(0.28)	3.02	2.74	—	(2.48)	(2.48)	28.24	11.17	138,539	2.05	2.05	(1.06)	35
I	36.11	0.00	(14)	4.05	4.05	—	(2.48)	(2.48)	37.68	12.36	297,000	1.01	1.01	(0.01)	35
R3	35.32	(0.21)	3.93	3.72	—	(2.48)	(2.48)	36.56	11.66	33,948	1.62	1.62	(0.62)	35
R4	37.12	(0.12)	4.17	4.05	—	(2.48)	(2.48)	38.69	12.00	26,699	1.32	1.32	(0.32)	35
R5	38.82	(0.01)	4.38	4.37	—	(2.48)	(2.48)	40.71	12.32	6,170	1.02	1.02	(0.04)	35
R6(15)	39.22	0.02	2.04	2.06	—	—	—	41.28	5.25	(4)	1,341	0.91	(5)	0.91	(5)	0.06	(5)	35
Y	39.29	0.01	4.45	4.46	—	(2.48)	(2.48)	41.27	12.40	72,515	0.97	0.96	0.03	35
F	36.17	0.02	4.08	4.10	—	(2.48)	(2.48)	37.79	12.48	29,108	0.91	0.91	0.06	35

For the Year Ended October 31, 2018
A	$34.86	$(0.14)	$1.45	$1.31	$—	$(1.79)	$(1.79)	$34.38	3.86%	$682,175	1.28%	1.28%	(0.40)%	27%
C	28.90	(0.33)	1.20	0.87	—	(1.79)	(1.79)	27.98	3.10	160,084	2.03	2.02	(1.13)	27
I	36.43	(0.04)	1.51	1.47	—	(1.79)	(1.79)	36.11	4.15	379,392	1.00	1.00	(0.11)	27
R3	35.87	(0.26)	1.50	1.24	—	(1.79)	(1.79)	35.32	3.55	38,412	1.61	1.61	(0.72)	27
R4	37.50	(0.16)	1.57	1.41	—	(1.79)	(1.79)	37.12	3.86	32,373	1.30	1.30	(0.42)	27
R5	39.03	(0.05)	1.63	1.58	—	(1.79)	(1.79)	38.82	4.15	7,757	1.02	1.02	(0.13)	27
Y	39.45	(0.01)	1.64	1.63	—	(1.79)	(1.79)	39.29	4.24	52,896	0.92	0.92	(0.03)	27
F	36.45	—	1.51	1.51	—	(1.79)	(1.79)	36.17	4.26	76,003	0.90	0.90	(0.01)	27

For the Year Ended October 31, 2017
A	$30.96	$(0.12)	$7.04	$6.92	$—	$(3.02)	$(3.02)	$34.86	24.28%	$714,694	1.29%	1.29%	(0.36)%	23%
C	26.34	(0.30)	5.88	5.58	—	(3.02)	(3.02)	28.90	23.37	242,421	2.04	2.03	(1.10)	23
I	32.15	(0.04)	7.34	7.30	—	(3.02)	(3.02)	36.43	24.59	351,686	1.03	1.03	(0.11)	23
R3	31.87	(0.23)	7.25	7.02	—	(3.02)	(3.02)	35.87	23.87	45,673	1.61	1.61	(0.68)	23
R4	33.10	(0.13)	7.55	7.42	—	(3.02)	(3.02)	37.50	24.22	35,927	1.31	1.31	(0.38)	23
R5	34.23	(0.03)	7.85	7.82	—	(3.02)	(3.02)	39.03	24.62	6,888	1.01	1.01	(0.08)	23
Y	34.54	(0.01)	7.94	7.93	—	(3.02)	(3.02)	39.45	24.72	45,193	0.93	0.93	(0.02)	23
F(7)	33.96	0.01	2.48	2.49	—	—	—	36.45	7.33	(4)	61,710	0.90	(5)	0.90	(5)	0.04	(5)	23

For the Year Ended October 31, 2016
A	$38.70	$(0.12)	$(2.52)	$(2.64)	$(0.55)	$(4.55)	$(5.10)	$30.96	(8.11)%	$757,038	1.33%	1.33%	(0.36)%	35%
B	33.41	(0.36)	(2.15)	(2.51)	(0.13)	(4.55)	(4.68)	26.22	(8.94)	2,056	2.24	2.22	(1.26)	35
C	33.73	(0.31)	(2.15)	(2.46)	(0.38)	(4.55)	(4.93)	26.34	(8.78)	254,009	2.06	2.06	(1.10)	35
I	39.98	(0.03)	(2.61)	(2.64)	(0.64)	(4.55)	(5.19)	32.15	(7.86)	228,463	1.07	1.07	(0.09)	35
R3	39.69	(0.22)	(2.61)	(2.83)	(0.44)	(4.55)	(4.99)	31.87	(8.38)	43,993	1.62	1.62	(0.66)	35
R4	41.01	(0.13)	(2.69)	(2.82)	(0.54)	(4.55)	(5.09)	33.10	(8.09)	38,273	1.32	1.32	(0.36)	35
R5	42.22	(0.02)	(2.79)	(2.81)	(0.63)	(4.55)	(5.18)	34.23	(7.82)	5,342	1.03	1.03	(0.06)	35
Y	42.54	0.02	(2.80)	(2.78)	(0.67)	(4.55)	(5.22)	34.54	(7.72)	51,125	0.92	0.92	0.05	35

The accompanying notes are an integral part of these financial statements.

70

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford Healthcare Fund – (continued)

For the Year Ended October 31, 2015
A	$36.60	$(0.18)	$4.77	$4.59	$—	$(2.49)	$(2.49)	$38.70	13.19%	$914,414	1.28%	1.28%	(0.46)%	39%
B	32.18	(0.46)	4.18	3.72	—	(2.49)	(2.49)	33.41	12.23	6,239	2.15	2.15	(1.35)	39
C	32.42	(0.41)	4.21	3.80	—	(2.49)	(2.49)	33.73	12.40	310,668	2.02	2.02	(1.19)	39
I	37.63	(0.07)	4.91	4.84	—	(2.49)	(2.49)	39.98	13.51	266,553	1.01	1.01	(0.18)	39
R3	37.58	(0.31)	4.91	4.60	—	(2.49)	(2.49)	39.69	12.85	59,135	1.61	1.61	(0.78)	39
R4	38.64	(0.20)	5.06	4.86	—	(2.49)	(2.49)	41.01	13.19	51,253	1.30	1.30	(0.48)	39
R5	39.60	(0.08)	5.19	5.11	—	(2.49)	(2.49)	42.22	13.52	5,326	1.01	1.01	(0.18)	39
Y	39.85	(0.03)	5.21	5.18	—	(2.49)	(2.49)	42.54	13.64	8,834	0.90	0.90	(0.08)	39

The Hartford MidCap Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$30.34	$(0.01)	$(1.84)	$(1.85)	$—	$(1.63)	$(1.63)	$26.86	(6.63	)%(4)	$2,495,499	1.11	%(5)	1.10	%(5)	(0.10	)%(5)	19%
C	20.83	(0.08)	(1.21)	(1.29)	—	(1.63)	(1.63)	17.91	(6.99	)(4)	398,330	1.87	(5)	1.87	(5)	(0.86	)(5)	19
I	31.43	0.02	(1.91)	(1.89)	—	(1.63)	(1.63)	27.91	(6.52	)(4)	3,818,848	0.89	(5)	0.86	(5)	0.14	(5)	19
R3	33.98	(0.07)	(2.07)	(2.14)	—	(1.63)	(1.63)	30.21	(6.78	)(4)	90,873	1.45	(5)	1.45	(5)	(0.45	)(5)	19
R4	35.57	(0.02)	(2.18)	(2.20)	—	(1.63)	(1.63)	31.74	(6.64	)(4)	208,280	1.16	(5)	1.14	(5)	(0.13	)(5)	19
R5	36.77	0.03	(2.26)	(2.23)	—	(1.63)	(1.63)	32.91	(6.50	)(4)	413,481	0.85	(5)	0.85	(5)	0.17	(5)	19
R6	37.22	0.05	(2.29)	(2.24)	—	(1.63)	(1.63)	33.35	(6.44	)(4)	1,643,463	0.74	(5)	0.74	(5)	0.26	(5)	19
Y	37.17	0.04	(2.29)	(2.25)	—	(1.63)	(1.63)	33.29	(6.45	)(4)	1,245,461	0.85	(5)	0.78	(5)	0.24	(5)	19
F	31.52	0.04	(1.91)	(1.87)	—	(1.63)	(1.63)	28.02	(6.44	)(4)	2,186,942	0.74	(5)	0.74	(5)	0.26	(5)	19

For the Year Ended October 31, 2019
A	$30.03	$(0.09)	$3.80	$3.71	$—	$(3.40)	$(3.40)	$30.34	14.93%	$2,820,971	1.11%	1.10%	(0.32)%	31%
C	21.90	(0.22)	2.55	2.33	—	(3.40)	(3.40)	20.83	14.10	498,057	1.86	1.86	(1.08)	31
I	30.91	(0.02)	3.94	3.92	—	(3.40)	(3.40)	31.43	15.25	4,168,592	0.85	0.85	(0.06)	31
R3	33.31	(0.22)	4.29	4.07	—	(3.40)	(3.40)	33.98	14.54	96,409	1.45	1.45	(0.67)	31
R4	34.59	(0.12)	4.50	4.38	—	(3.40)	(3.40)	35.57	14.89	266,390	1.16	1.14	(0.36)	31
R5	35.55	(0.02)	4.64	4.62	—	(3.40)	(3.40)	36.77	15.23	497,712	0.84	0.84	(0.07)	31
R6	35.90	0.02	4.70	4.72	—	(3.40)	(3.40)	37.22	15.37	1,731,890	0.74	0.74	0.04	31
Y	35.87	0.00	(14)	4.70	4.70	—	(3.40)	(3.40)	37.17	15.32	1,571,851	0.82	0.78	0.01	31
F	30.96	0.01	3.95	3.96	—	(3.40)	(3.40)	31.52	15.36	2,259,594	0.74	0.74	0.04	31

For the Year Ended October 31, 2018
A	$30.36	$(0.12)	$1.20	$1.08	$—	$(1.41)	$(1.41)	$30.03	3.63%	$2,592,610	1.11%	1.10%	(0.39)%	37%
C	22.67	(0.27)	0.91	0.64	—	(1.41)	(1.41)	21.90	2.84	580,708	1.85	1.85	(1.14)	37
I	31.12	(0.03)	1.23	1.20	—	(1.41)	(1.41)	30.91	3.91	3,666,464	0.82	0.82	(0.11)	37
R3	33.64	(0.26)	1.34	1.08	—	(1.41)	(1.41)	33.31	3.23	102,632	1.46	1.46	(0.75)	37
R4	34.78	(0.16)	1.38	1.22	—	(1.41)	(1.41)	34.59	3.57	289,049	1.16	1.15	(0.43)	37
R5	35.59	(0.05)	1.42	1.37	—	(1.41)	(1.41)	35.55	3.89	468,146	0.85	0.85	(0.13)	37
R6	35.90	(0.01)	1.42	1.41	—	(1.41)	(1.41)	35.90	3.97	1,014,518	0.75	0.75	(0.04)	37
Y	35.88	(0.02)	1.42	1.40	—	(1.41)	(1.41)	35.87	3.95	1,934,520	0.78	0.78	(0.06)	37
F	31.15	(0.01)	1.23	1.22	—	(1.41)	(1.41)	30.96	3.97	1,648,425	0.75	0.75	(0.03)	37

For the Year Ended October 31, 2017
A	$24.25	$(0.11)	$7.00	$6.89	$—	$(0.78)	$(0.78)	$30.36	29.02%	$2,482,275	1.13%	1.12%	(0.38)%	30%
C	18.42	(0.23)	5.26	5.03	—	(0.78)	(0.78)	22.67	28.07	717,521	1.87	1.87	(1.12)	30
I	24.79	(0.05)	7.16	7.11	—	(0.78)	(0.78)	31.12	29.28	2,996,705	1.02	0.89	(0.17)	30
R3	26.88	(0.22)	7.76	7.54	—	(0.78)	(0.78)	33.64	28.59	90,582	1.47	1.47	(0.73)	30
R4	27.69	(0.14)	8.01	7.87	—	(0.78)	(0.78)	34.78	28.95	263,236	1.16	1.16	(0.43)	30
R5	28.24	(0.04)	8.17	8.13	—	(0.78)	(0.78)	35.59	29.32	356,166	0.86	0.86	(0.14)	30
R6	28.45	(0.05)	8.28	8.23	—	(0.78)	(0.78)	35.90	29.45	431,183	0.76	0.76	(0.14)	30
Y	28.44	(0.01)	8.23	8.22	—	(0.78)	(0.78)	35.88	29.43	1,847,676	0.78	0.78	(0.04)	30
F(7)	27.52	(0.03)	3.66	3.63	—	—	—	31.15	13.19	(4)	1,244,732	0.76	(5)	0.76	(5)	(0.15	)(5)	30

The accompanying notes are an integral part of these financial statements.

71

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford MidCap Fund – (continued)

For the Year Ended October 31, 2016
A	$26.47	$(0.07)	$(0.22)	$(0.29)	$—	$(1.93)	$(1.93)	$24.25	(0.79)%	$2,041,826	1.17%	1.17%	(0.29)%	31%
B	20.13	(0.21)	(0.19)	(0.40)	—	(1.93)	(1.93)	17.80	(1.66)	16,842	2.06	2.06	(1.16)	31
C	20.73	(0.18)	(0.20)	(0.38)	—	(1.93)	(1.93)	18.42	(1.50)	611,311	1.89	1.89	(1.01)	31
I	26.96	(0.04)	(0.20)	(0.24)	—	(1.93)	(1.93)	24.79	(0.57)	1,725,700	1.02	1.02	(0.18)	31
R3	29.20	(0.16)	(0.23)	(0.39)	—	(1.93)	(1.93)	26.88	(1.07)	71,711	1.48	1.48	(0.59)	31
R4	29.93	(0.08)	(0.23)	(0.31)	—	(1.93)	(1.93)	27.69	(0.76)	165,137	1.18	1.18	(0.30)	31
R5	30.39	—	(0.22)	(0.22)	—	(1.93)	(1.93)	28.24	(0.47)	193,533	0.87	0.87	—	31
R6	30.58	—	(0.20)	(0.20)	—	(1.93)	(1.93)	28.45	(0.36)	26,352	0.77	0.77	0.01	31
Y	30.57	0.03	(0.23)	(0.20)	—	(1.93)	(1.93)	28.44	(0.36)	1,490,965	0.77	0.77	0.10	31

For the Year Ended October 31, 2015
A	$27.38	$(0.09)	$1.85	$1.76	$—	$(2.67)	$(2.67)	$26.47	7.28%	$2,048,529	1.14%	1.14%	(0.35)%	29%
B	21.65	(0.25)	1.40	1.15	—	(2.67)	(2.67)	20.13	6.28	24,665	2.03	2.03	(1.22)	29
C	22.18	(0.23)	1.45	1.22	—	(2.67)	(2.67)	20.73	6.46	626,345	1.88	1.88	(1.09)	29
I	27.78	(0.02)	1.87	1.85	—	(2.67)	(2.67)	26.96	7.52	702,566	0.87	0.87	(0.09)	29
R3	30.02	(0.20)	2.05	1.85	—	(2.67)	(2.67)	29.20	6.91	76,925	1.47	1.47	(0.69)	29
R4	30.61	(0.11)	2.10	1.99	—	(2.67)	(2.67)	29.93	7.26	135,698	1.16	1.16	(0.39)	29
R5	30.96	(0.03)	2.13	2.10	—	(2.67)	(2.67)	30.39	7.59	164,879	0.86	0.86	(0.09)	29
R6(9)	31.11	(0.04)	2.18	2.14	—	(2.67)	(2.67)	30.58	7.65	(4)	1,230	0.77	(5)	0.77	(5)	(0.13	)(5)	29
Y	31.10	0.01	2.13	2.14	—	(2.67)	(2.67)	30.57	7.66	1,201,917	0.76	0.76	0.04	29

The Hartford MidCap Value Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$14.43	$0.06	$(2.64)	$(2.58)	$(0.09)	$(0.34)	$(0.43)	$11.42	(18.50	)%(4)	$245,278	1.23	%(5)	1.23	%(5)	0.85	%(5)	29%
C	11.51	0.00	(14)	(2.10)	(2.10)	—	(0.34)	(0.34)	9.07	(18.83	)(4)	11,419	2.01	(5)	2.01	(5)	0.07	(5)	29
I	14.60	0.08	(2.66)	(2.58)	(0.14)	(0.34)	(0.48)	11.54	(18.38	)(4)	19,219	0.90	(5)	0.90	(5)	1.19	(5)	29
R3	15.22	0.04	(2.79)	(2.75)	(0.03)	(0.34)	(0.37)	12.10	(18.57	)(4)	5,872	1.51	(5)	1.51	(5)	0.57	(5)	29
R4	15.58	0.06	(2.85)	(2.79)	(0.09)	(0.34)	(0.43)	12.36	(18.48	)(4)	8,621	1.21	(5)	1.21	(5)	0.87	(5)	29
R5	15.82	0.09	(2.90)	(2.81)	(0.12)	(0.34)	(0.46)	12.55	(18.38	)(4)	1,299	0.90	(5)	0.90	(5)	1.18	(5)	29
Y	15.87	0.09	(2.90)	(2.81)	(0.14)	(0.34)	(0.48)	12.58	(18.40	)(4)	9,894	0.89	(5)	0.85	(5)	1.23	(5)	29
F	14.60	0.09	(2.66)	(2.57)	(0.15)	(0.34)	(0.49)	11.54	(18.38	)(4)	280,700	0.80	(5)	0.80	(5)	1.28	(5)	29

For the Year Ended October 31, 2019
A	$14.54	$0.08	$1.44	$1.52	$(0.04)	$(1.59)	$(1.63)	$14.43	12.74%	$309,996	1.23%	1.23%	0.61%	55%
C	11.97	(0.02)	1.15	1.13	—	(1.59)	(1.59)	11.51	11.99	15,910	1.99	1.99	(0.14)	55
I	14.68	0.13	1.46	1.59	(0.08)	(1.59)	(1.67)	14.60	13.20	31,173	0.89	0.89	0.95	55
R3	15.23	0.05	1.53	1.58	—	(1.59)	(1.59)	15.22	12.42	8,034	1.52	1.52	0.33	55
R4	15.55	0.09	1.57	1.66	(0.04)	(1.59)	(1.63)	15.58	12.77	11,865	1.21	1.21	0.64	55
R5	15.76	0.16	1.57	1.73	(0.08)	(1.59)	(1.67)	15.82	13.14	1,592	0.92	0.92	1.06	55
Y	15.80	0.15	1.60	1.75	(0.09)	(1.59)	(1.68)	15.87	13.23	12,624	0.89	0.85	0.98	55
F	14.69	0.14	1.46	1.60	(0.10)	(1.59)	(1.69)	14.60	13.27	314,566	0.80	0.80	1.03	55

For the Year Ended October 31, 2018
A	$15.62	$0.03	$(0.72)	$(0.69)	$—	$(0.39)	$(0.39)	$14.54	(4.56)%	$284,646	1.22%	1.22%	0.18%	49%
C	13.03	(0.07)	(0.60)	(0.67)	—	(0.39)	(0.39)	11.97	(5.26)	17,909	1.98	1.97	(0.57)	49
I	15.72	0.08	(0.73)	(0.65)	—	(0.39)	(0.39)	14.68	(4.27)	34,656	0.90	0.90	0.50	49
R3	16.39	(0.02)	(0.75)	(0.77)	—	(0.39)	(0.39)	15.23	(4.84)	9,555	1.52	1.52	(0.13)	49
R4	16.68	0.03	(0.77)	(0.74)	—	(0.39)	(0.39)	15.55	(4.52)	11,639	1.22	1.22	0.18	49
R5	16.88	0.08	(0.78)	(0.70)	(0.03)	(0.39)	(0.42)	15.76	(4.32)	8,087	0.91	0.91	0.48	49
Y	16.93	0.09	(0.79)	(0.70)	(0.04)	(0.39)	(0.43)	15.80	(4.23)	11,371	0.86	0.86	0.52	49
F	15.76	0.10	(0.73)	(0.63)	(0.05)	(0.39)	(0.44)	14.69	(4.18)	252,917	0.80	0.80	0.61	49

The accompanying notes are an integral part of these financial statements.

72

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford MidCap Value Fund – (continued)

For the Year Ended October 31, 2017
A	$13.98	$0.01	$2.65	$2.66	$—	$(1.02)	$(1.02)	$15.62	19.67%		$291,082	1.23%		1.23%		0.06%		40%
C	11.90	(0.08)	2.23	2.15	—	(1.02)	(1.02)	13.03	18.66		35,520	1.96		1.96		(0.67)		40
I	14.09	0.03	2.67	2.70	(0.05)	(1.02)	(1.07)	15.72	19.81		43,342	1.20		1.10		0.20		40
R3	14.67	(0.04)	2.78	2.74	—	(1.02)	(1.02)	16.39	19.26		11,923	1.52		1.52		(0.23)		40
R4	14.87	0.01	2.82	2.83	—	(1.02)	(1.02)	16.68	19.58		12,637	1.21		1.21		0.08		40
R5	15.03	0.06	2.86	2.92	(0.05)	(1.02)	(1.07)	16.88	20.06		11,445	0.91		0.91		0.38		40
Y	15.07	0.08	2.86	2.94	(0.06)	(1.02)	(1.08)	16.93	20.10		28,403	0.82		0.82		0.48		40
F(7)	14.97	0.05	0.74	0.79	—	—	—	15.76	5.28	(4)	238,682	0.81	(5)	0.81	(5)	0.46	(5)	40

For the Year Ended October 31, 2016
A	$15.11	$0.03	$(0.03)	$—	$(0.02)	$(1.11)	$(1.13)	$13.98	0.18%		$246,023	1.30%		1.30	%(16)	0.18%		56%
B	13.15	(0.07)	(0.03)	(0.10)	—	(1.11)	(1.11)	11.94	(0.57)		637	2.42		2.12	(16)	(0.63)		56
C	13.09	(0.06)	(0.02)	(0.08)	—	(1.11)	(1.11)	11.90	(0.42)		35,965	2.02		2.02	(16)	(0.54)		56
I	15.22	0.05	(0.01)	0.04	(0.06)	(1.11)	(1.17)	14.09	0.48		83,155	1.06		1.06	(16)	0.39		56
R3	15.82	(0.01)	(0.03)	(0.04)	—	(1.11)	(1.11)	14.67	(0.07)		11,396	1.56		1.56	(16)	(0.07)		56
R4	15.99	0.03	(0.02)	0.01	(0.02)	(1.11)	(1.13)	14.87	0.30		13,448	1.25		1.25	(16)	0.23		56
R5	16.15	0.08	(0.03)	0.05	(0.06)	(1.11)	(1.17)	15.03	0.54		9,831	0.95		0.95	(16)	0.52		56
Y	16.19	0.09	(0.03)	0.06	(0.07)	(1.11)	(1.18)	15.07	0.63		79,990	0.85		0.85	(16)	0.63		56

For the Year Ended October 31, 2015
A	$16.73	$0.02	$0.25	$0.27	$(0.02)	$(1.87)	$(1.89)	$15.11	2.28%		$229,953	1.25%		1.25%		0.11%		33%
B	14.91	(0.10)	0.21	0.11	—	(1.87)	(1.87)	13.15	1.37		1,417	2.28		2.09		(0.75)		33
C	14.84	(0.08)	0.20	0.12	—	(1.87)	(1.87)	13.09	1.45		41,149	1.97		1.97		(0.62)		33
I	16.85	0.07	0.25	0.32	(0.08)	(1.87)	(1.95)	15.22	2.57		29,987	0.92		0.92		0.42		33
R3	17.45	(0.03)	0.27	0.24	—	(1.87)	(1.87)	15.82	1.97		10,204	1.52		1.52		(0.19)		33
R4	17.61	0.02	0.27	0.29	(0.04)	(1.87)	(1.91)	15.99	2.26		11,711	1.21		1.21		0.15		33
R5	17.75	0.07	0.28	0.35	(0.08)	(1.87)	(1.95)	16.15	2.62		7,564	0.92		0.92		0.44		33
Y	17.78	0.09	0.28	0.37	(0.09)	(1.87)	(1.96)	16.19	2.73		158,691	0.81		0.81		0.54		33

Hartford Quality Value Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$21.11	$0.21	$(2.70)	$(2.49)	$(0.48)	$(0.59)	$(1.07)	$17.55	(12.62	)%(4)	$139,481	1.02	%(5)	0.91	%(5)	2.13	%(5)	17%
C	18.05	0.11	(2.31)	(2.20)	(0.32)	(0.59)	(0.91)	14.94	(12.99	)(4)	4,809	1.81	(5)	1.71	(5)	1.33	(5)	17
I	20.85	0.24	(2.66)	(2.42)	(0.55)	(0.59)	(1.14)	17.29	(12.49	)(4)	10,394	0.67	(5)	0.57	(5)	2.47	(5)	17
R3	21.45	0.19	(2.76)	(2.57)	(0.43)	(0.59)	(1.02)	17.86	(12.74	)(4)	859	1.28	(5)	1.16	(5)	1.84	(5)	17
R4	21.68	0.22	(2.78)	(2.56)	(0.49)	(0.59)	(1.08)	18.04	(12.62	)(4)	4,050	0.98	(5)	0.87	(5)	2.15	(5)	17
R5	21.87	0.25	(2.80)	(2.55)	(0.54)	(0.59)	(1.13)	18.19	(12.48	)(4)	209	0.67	(5)	0.57	(5)	2.48	(5)	17
R6	21.93	0.25	(2.79)	(2.54)	(0.57)	(0.59)	(1.16)	18.23	(12.45	)(4)	74	0.57	(5)	0.46	(5)	2.52	(5)	17
Y	21.91	0.26	(2.82)	(2.56)	(0.55)	(0.59)	(1.14)	18.21	(12.52	)(4)	356	0.67	(5)	0.57	(5)	2.51	(5)	17
F	20.83	0.25	(2.65)	(2.40)	(0.61)	(0.59)	(1.20)	17.23	(12.43	)(4)	9,710	0.57	(5)	0.46	(5)	2.58	(5)	17

For the Year Ended October 31, 2019
A	$20.00	$0.38	$1.99	$2.37	$(0.28)	$(0.98)	$(1.26)	$21.11	13.10%		$169,771	1.00%		0.90%		1.95%		23%
C	17.12	0.20	1.71	1.91	—	(0.98)	(0.98)	18.05	12.23		6,834	1.76		1.67		1.21		23
I	19.78	0.45	1.94	2.39	(0.34)	(0.98)	(1.32)	20.85	13.49		12,796	0.65		0.56		2.30		23
R3	20.29	0.34	2.01	2.35	(0.21)	(0.98)	(1.19)	21.45	12.78		1,240	1.27		1.16		1.69		23
R4	20.49	0.40	2.04	2.44	(0.27)	(0.98)	(1.25)	21.68	13.17		6,014	0.95		0.86		1.99		23
R5	20.67	0.47	2.04	2.51	(0.33)	(0.98)	(1.31)	21.87	13.46		230	0.67		0.58		2.33		23
R6	20.74	0.47	2.06	2.53	(0.36)	(0.98)	(1.34)	21.93	13.57		34	0.56		0.46		2.26		23
Y	20.72	0.47	2.05	2.52	(0.35)	(0.98)	(1.33)	21.91	13.50		622	0.64		0.55		2.29		23
F	19.77	0.48	1.92	2.40	(0.36)	(0.98)	(1.34)	20.83	13.58		11,040	0.55		0.46		2.52		23

The accompanying notes are an integral part of these financial statements.

73

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Quality Value Fund – (continued)

For the Year Ended October 31, 2018
A	$20.49	$0.31		$0.16		$0.47	$(0.20)	$(0.76)	$(0.96)	$20.00	2.25%		$164,325	1.06%		1.04%		1.52%		85%
C	17.67	0.14		0.15		0.29	(0.08)	(0.76)	(0.84)	17.12	1.53		9,082	1.81		1.79		0.80		85
I	20.25	0.38		0.16		0.54	(0.25)	(0.76)	(1.01)	19.78	2.60		12,974	0.71		0.69		1.87		85
R3	20.70	0.26		0.17		0.43	(0.08)	(0.76)	(0.84)	20.29	2.03		1,075	1.34		1.30		1.26		85
R4	20.95	0.33		0.16		0.49	(0.19)	(0.76)	(0.95)	20.49	2.29		6,014	1.04		1.01		1.55		85
R5	21.13	0.38		0.17		0.55	(0.25)	(0.76)	(1.01)	20.67	2.57		504	0.74		0.72		1.76		85
R6(17)	20.99	0.28		(0.53	)(18)	(0.25)	—	—	—	20.74	(1.19	)(4)	10	0.61	(5)	0.59	(5)	1.95	(5)	85
Y	21.19	0.40		0.17		0.57	(0.28)	(0.76)	(1.04)	20.72	2.65		601	0.68		0.66		1.90		85
F	20.26	0.39		0.17		0.56	(0.29)	(0.76)	(1.05)	19.77	2.71		88,336	0.62		0.60		1.94		85

For the Year Ended October 31, 2017
A	$17.94	$0.19		$2.64		$2.83	$(0.14)	$(0.14)	$(0.28)	$20.49	15.89%		$180,059	1.20%		1.20%		0.95%		39%
C	15.52	0.04		2.28		2.32	(0.03)	(0.14)	(0.17)	17.67	15.05		20,312	1.93		1.93		0.22		39
I	17.75	0.24		2.60		2.84	(0.20)	(0.14)	(0.34)	20.25	16.19		15,561	0.94		0.94		1.22		39
R3	18.13	0.13		2.66		2.79	(0.08)	(0.14)	(0.22)	20.70	15.48		1,448	1.54		1.53		0.63		39
R4	18.34	0.19		2.70		2.89	(0.14)	(0.14)	(0.28)	20.95	15.87		7,550	1.20		1.20		0.96		39
R5	18.49	0.23		2.75		2.98	(0.20)	(0.14)	(0.34)	21.13	16.25		480	0.91		0.91		1.17		39
Y	18.55	0.27		2.73		3.00	(0.22)	(0.14)	(0.36)	21.19	16.32		1,052	0.83		0.83		1.31		39
F(7)	19.58	0.16		0.52		0.68	—	—	—	20.26	3.47	(4)	12,030	0.80	(5)	0.80	(5)	1.17	(5)	39

For the Year Ended October 31, 2016
A	$18.66	$0.16		$0.57		$0.73	$(0.21)	$(1.24)	$(1.45)	$17.94	4.71%		$187,475	1.25%		1.25	%(19)	0.93%		41%
B	16.45	0.02		0.48		0.50	(0.01)	(1.24)	(1.25)	15.70	3.75		695	2.41		2.11	(19)	0.11		41
C	16.34	0.03		0.49		0.52	(0.10)	(1.24)	(1.34)	15.52	3.93		22,223	1.97		1.97	(19)	0.21		41
I	18.47	0.21		0.57		0.78	(0.26)	(1.24)	(1.50)	17.75	5.03		19,139	0.92		0.92	(19)	1.23		41
R3	18.83	0.11		0.58		0.69	(0.15)	(1.24)	(1.39)	18.13	4.39		2,783	1.54		1.54	(19)	0.64		41
R4	19.03	0.17		0.59		0.76	(0.21)	(1.24)	(1.45)	18.34	4.73		8,720	1.22		1.22	(19)	0.96		41
R5	19.19	0.22		0.59		0.81	(0.27)	(1.24)	(1.51)	18.49	5.04		2,025	0.92		0.92	(19)	1.27		41
Y	19.24	0.26		0.58		0.84	(0.29)	(1.24)	(1.53)	18.55	5.14		845	0.81		0.81	(19)	1.46		41

For the Year Ended October 31, 2015
A	$20.45	$0.21		$(0.47)		$(0.26)	$(0.13)	$(1.40)	$(1.53)	$18.66	(1.20)%		$207,339	1.21%		1.21%		1.10%		55%
B	18.22	0.03		(0.40)		(0.37)	—	(1.40)	(1.40)	16.45	(1.94)		1,909	2.28		1.97		0.19		55
C	18.14	0.06		(0.42)		(0.36)	(0.04)	(1.40)	(1.44)	16.34	(1.90)		26,763	1.93		1.93		0.36		55
I	20.25	0.27		(0.45)		(0.18)	(0.20)	(1.40)	(1.60)	18.47	(0.78)		27,168	0.88		0.88		1.41		55
R3	20.62	0.15		(0.46)		(0.31)	(0.08)	(1.40)	(1.48)	18.83	(1.45)		3,657	1.52		1.49		0.79		55
R4	20.82	0.22		(0.47)		(0.25)	(0.14)	(1.40)	(1.54)	19.03	(1.11)		11,942	1.19		1.18		1.11		55
R5	20.95	0.28		(0.48)		(0.20)	(0.16)	(1.40)	(1.56)	19.19	(0.87)		2,487	0.90		0.88		1.41		55
Y	21.03	0.30		(0.49)		(0.19)	(0.20)	(1.40)	(1.60)	19.24	(0.77)		1,618	0.79		0.79		1.50		55

The Hartford Small Cap Growth Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$45.71	$(0.09)		$(2.85)		$(2.94)	$—	$(0.75)	$(0.75)	$42.02	(6.62	)%(4)	$170,743	1.26	%(5)	1.25	%(5)	(0.39	)%(5)	22%
C	30.90	(0.16)		(1.89)		(2.05)	—	(0.75)	(0.75)	28.10	(6.96	)(4)	12,246	1.91	(5)	1.91	(5)	(1.05	)(5)	22
I	48.05	0.00	(14)	(3.00)		(3.00)	—	(0.75)	(0.75)	44.30	(6.44	)(4)	179,596	0.84	(5)	0.84	(5)	0.01	(5)	22
R3	45.05	(0.14)		(2.80)		(2.94)	—	(0.75)	(0.75)	41.36	(6.74	)(4)	7,847	1.48	(5)	1.48	(5)	(0.62	)(5)	22
R4	47.69	(0.07)		(2.98)		(3.05)	—	(0.75)	(0.75)	43.89	(6.60	)(4)	29,018	1.17	(5)	1.17	(5)	(0.31	)(5)	22
R5	50.57	0.00	(14)	(3.17)		(3.17)	—	(0.75)	(0.75)	46.65	(6.46	)(4)	65,349	0.88	(5)	0.88	(5)	(0.01	)(5)	22
R6	51.36	0.02		(3.21)		(3.19)	—	(0.75)	(0.75)	47.42	(6.40	)(4)	80,291	0.76	(5)	0.76	(5)	0.09	(5)	22
Y	51.39	0.01		(3.22)		(3.21)	—	(0.75)	(0.75)	47.43	(6.42	)(4)	259,969	0.86	(5)	0.80	(5)	0.06	(5)	22
F	48.23	0.02		(3.02)		(3.00)	—	(0.75)	(0.75)	44.48	(6.40	)(4)	42,623	0.76	(5)	0.76	(5)	0.09	(5)	22

The accompanying notes are an integral part of these financial statements.

74

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford Small Cap Growth Fund – (continued)

For the Year Ended October 31, 2019
A	$55.20	$(0.21)	$2.62	$2.41	$—	$(11.90)	$(11.90)	$45.71	8.99%	$195,314	1.24%	1.24%	(0.46)%	48%
C	41.81	(0.34)	1.33	0.99	—	(11.90)	(11.90)	30.90	8.27	15,722	1.89	1.89	(1.11)	48
I	57.17	(0.02)	2.80	2.78	—	(11.90)	(11.90)	48.05	9.41	191,482	0.83	0.83	(0.05)	48
R3	54.70	(0.31)	2.56	2.25	—	(11.90)	(11.90)	45.05	8.72	10,036	1.47	1.47	(0.69)	48
R4	56.99	(0.18)	2.78	2.60	—	(11.90)	(11.90)	47.69	9.05	42,296	1.17	1.17	(0.39)	48
R5	59.48	(0.03)	3.02	2.99	—	(11.90)	(11.90)	50.57	9.40	82,624	0.85	0.85	(0.07)	48
R6	60.16	0.00	(14)	3.10	3.10	—	(11.90)	(11.90)	51.36	9.49	66,260	0.76	0.76	0.01	48
Y	60.20	(0.01)	3.10	3.09	—	(11.90)	(11.90)	51.39	9.44	365,867	0.82	0.80	(0.01)	48
F	57.30	0.01	2.82	2.83	—	(11.90)	(11.90)	48.23	9.49	46,533	0.76	0.76	0.02	48

For the Year Ended October 31, 2018
A	$57.24	$(0.33)	$1.03	$0.70	$—	$(2.74)	$(2.74)	$55.20	1.20%	$203,297	1.21%	1.20%	(0.56)%	66%
C	44.29	(0.55)	0.81	0.26	—	(2.74)	(2.74)	41.81	0.53	23,212	1.88	1.88	(1.22)	66
I	58.97	(0.10)	1.04	0.94	—	(2.74)	(2.74)	57.17	1.59	243,340	0.82	0.82	(0.16)	66
R3	56.89	(0.48)	1.03	0.55	—	(2.74)	(2.74)	54.70	0.94	13,210	1.47	1.47	(0.82)	66
R4	58.98	(0.31)	1.06	0.75	—	(2.74)	(2.74)	56.99	1.26	69,097	1.15	1.15	(0.50)	66
R5	61.26	(0.12)	1.08	0.96	—	(2.74)	(2.74)	59.48	1.56	94,887	0.85	0.85	(0.20)	66
R6	61.87	(0.09)	1.12	1.03	—	(2.74)	(2.74)	60.16	1.66	44,278	0.75	0.75	(0.14)	66
Y	61.93	(0.09)	1.10	1.01	—	(2.74)	(2.74)	60.20	1.63	358,049	0.79	0.79	(0.14)	66
F	59.06	(0.06)	1.04	0.98	—	(2.74)	(2.74)	57.30	1.66	47,999	0.75	0.75	(0.10)	66

For the Year Ended October 31, 2017
A	$44.55	$(0.25)	$13.25	$13.00	$—	$(0.31)	$(0.31)	$57.24	29.28%	$215,743	1.17%	1.16%	(0.48)%	56%
C	34.78	(0.48)	10.30	9.82	—	(0.31)	(0.31)	44.29	28.36	36,531	1.89	1.88	(1.19)	56
I	45.79	(0.18)	13.67	13.49	—	(0.31)	(0.31)	58.97	29.56	429,401	1.03	0.95	(0.33)	56
R3	44.42	(0.41)	13.19	12.78	—	(0.31)	(0.31)	56.89	28.87	14,427	1.48	1.48	(0.79)	56
R4	45.90	(0.26)	13.65	13.39	—	(0.31)	(0.31)	58.98	29.27	76,315	1.16	1.16	(0.48)	56
R5	47.52	(0.10)	14.15	14.05	—	(0.31)	(0.31)	61.26	29.67	118,794	0.86	0.86	(0.17)	56
R6	47.94	(0.06)	14.30	14.24	—	(0.31)	(0.31)	61.87	29.80	10,596	0.76	0.76	(0.11)	56
Y	48.00	(0.05)	14.29	14.24	—	(0.31)	(0.31)	61.93	29.76	370,006	0.78	0.78	(0.09)	56
F(7)	52.62	(0.09)	6.53	6.44	—	—	—	59.06	12.24	(4)	47,409	0.75	(5)	0.75	(5)	(0.24	)(5)	56

For the Year Ended October 31, 2016
A	$48.56	$(0.19)	$0.11	(18)	$(0.08)	$—	$(3.93)	$(3.93)	$44.55	0.02%	$197,738	1.25%	1.25%	(0.44)%	45%
B	39.35	(0.43)	0.05	(18)	(0.38)	—	(3.93)	(3.93)	35.04	(0.84)	606	2.35	2.09	(1.23)	45
C	39.03	(0.39)	0.07	(18)	(0.32)	—	(3.93)	(3.93)	34.78	(0.65)	37,807	1.94	1.94	(1.13)	45
I	49.68	(0.07)	0.11	(18)	0.04	—	(3.93)	(3.93)	45.79	0.28	137,606	0.99	0.99	(0.16)	45
R3	48.54	(0.30)	0.11	(18)	(0.19)	—	(3.93)	(3.93)	44.42	(0.24)	12,708	1.51	1.51	(0.70)	45
R4	49.87	(0.18)	0.14	(18)	(0.04)	—	(3.93)	(3.93)	45.90	0.09	66,273	1.19	1.19	(0.39)	45
R5	51.35	(0.04)	0.14	(18)	0.10	—	(3.93)	(3.93)	47.52	0.40	102,166	0.89	0.89	(0.09)	45
R6	51.73	(0.04)	0.18	(18)	0.14	—	(3.93)	(3.93)	47.94	0.46	4,072	0.79	0.79	(0.09)	45
Y	51.78	0.01	0.14	(18)	0.15	—	(3.93)	(3.93)	48.00	0.50	290,401	0.79	0.79	0.01	45

For the Year Ended October 31, 2015
A	$48.63	$(0.20)	$2.25	$2.05	$—	$(2.12)	$(2.12)	$48.56	4.37%	$243,999	1.21%	1.21%	(0.40)%	70%
B	40.12	(0.48)	1.83	1.35	—	(2.12)	(2.12)	39.35	3.54	1,500	2.20	2.03	(1.18)	70
C	39.77	(0.45)	1.83	1.38	—	(2.12)	(2.12)	39.03	3.62	49,549	1.91	1.91	(1.11)	70
I	49.55	(0.06)	2.31	2.25	—	(2.12)	(2.12)	49.68	4.70	209,184	0.92	0.92	(0.13)	70
R3	48.74	(0.36)	2.28	1.92	—	(2.12)	(2.12)	48.54	4.10	16,184	1.48	1.48	(0.70)	70
R4	49.86	(0.20)	2.33	2.13	—	(2.12)	(2.12)	49.87	4.44	74,037	1.17	1.17	(0.38)	70
R5	51.13	(0.05)	2.39	2.34	—	(2.12)	(2.12)	51.35	4.74	115,719	0.87	0.87	(0.10)	70
R6(9)	51.80	(0.02)	2.07	2.05	—	(2.12)	(2.12)	51.73	4.13	(4)	14	0.87	(5)	0.87	(5)	(0.05	)(5)	70
Y	51.49	0.01	2.40	2.41	—	(2.12)	(2.12)	51.78	4.84	314,145	0.77	0.77	0.02	70

The accompanying notes are an integral part of these financial statements.

75

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Small Cap Value Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$10.35	$0.06	$(2.52)		$(2.46)	$(0.08)	$(0.58)	$(0.66)	$7.23	(25.50	)%(4)	$31,824	1.39	%(5)	1.29	%(5)	1.24	%(5)	29%
C	8.96	0.02	(2.16)		(2.14)	—	(0.58)	(0.58)	6.24	(25.64	)(4)	2,145	2.14	(5)	2.04	(5)	0.47	(5)	29
I	10.37	0.07	(2.50)		(2.43)	(0.12)	(0.58)	(0.70)	7.24	(25.26	)(4)	3,780	1.01	(5)	0.91	(5)	1.60	(5)	29
R3	10.73	0.05	(2.61)		(2.56)	(0.07)	(0.58)	(0.65)	7.52	(25.51	)(4)	458	1.61	(5)	1.41	(5)	1.11	(5)	29
R4	10.89	0.06	(2.64)		(2.58)	(0.09)	(0.58)	(0.67)	7.64	(25.40	)(4)	42	1.31	(5)	1.20	(5)	1.34	(5)	29
R5	10.87	0.07	(2.63)		(2.56)	(0.12)	(0.58)	(0.70)	7.61	(25.30	)(4)	20	0.99	(5)	0.90	(5)	1.52	(5)	29
R6	10.87	0.08	(2.63)		(2.55)	(0.13)	(0.58)	(0.71)	7.61	(25.26	)(4)	138	0.89	(5)	0.80	(5)	1.74	(5)	29
Y	10.86	0.08	(2.63)		(2.55)	(0.13)	(0.58)	(0.71)	7.60	(25.29	)(4)	297	0.99	(5)	0.85	(5)	1.66	(5)	29
F	10.38	0.08	(2.51)		(2.43)	(0.13)	(0.58)	(0.71)	7.24	(25.27	)(4)	33,957	0.89	(5)	0.80	(5)	1.74	(5)	29

For the Year Ended October 31, 2019
A	$13.65	$0.10	$(0.04)		$0.06	$(0.03)	$(3.33)	$(3.36)	$10.35	3.46%		$47,037	1.37%		1.27%		0.98%		140%
C	12.35	0.02	(0.08)		(0.06)	—	(3.33)	(3.33)	8.96	2.60		3,719	2.14		2.04		0.26		140
I	13.68	0.14	(0.05)		0.09	(0.07)	(3.33)	(3.40)	10.37	3.77		4,354	1.00		0.90		1.34		140
R3	14.02	0.09	(0.03)		0.06	(0.02)	(3.33)	(3.35)	10.73	3.31		609	1.62		1.42		0.82		140
R4	14.16	0.11	(0.03)		0.08	(0.02)	(3.33)	(3.35)	10.89	3.52		69	1.31		1.20		1.01		140
R5	14.16	0.16	(0.05)		0.11	(0.07)	(3.33)	(3.40)	10.87	3.82		11	1.01		0.90		1.44		140
R6	14.15	0.15	(0.02)		0.13	(0.08)	(3.33)	(3.41)	10.87	3.99		103	0.89		0.80		1.39		140
Y	14.15	0.16	(0.04)		0.12	(0.08)	(3.33)	(3.41)	10.86	3.94		572	0.97		0.85		1.43		140
F	13.68	0.15	(0.04)		0.11	(0.08)	(3.33)	(3.41)	10.38	3.99		48,425	0.89		0.80		1.43		140

For the Year Ended October 31, 2018
A	$14.13	$0.04	$0.10		$0.14	$(0.02)	$(0.60)	$(0.62)	$13.65	1.00%		$52,406	1.35%		1.29%		0.28%		68%
C	12.91	(0.06)	0.10		0.04	—	(0.60)	(0.60)	12.35	0.27		6,444	2.13		2.04		(0.44)		68
I	14.15	0.09	0.10		0.19	(0.06)	(0.60)	(0.66)	13.68	1.33		3,756	1.02		0.95		0.62		68
R3	14.50	0.03	0.09		0.12	—	(0.60)	(0.60)	14.02	0.82		529	1.62		1.43		0.18		68
R4	14.61	0.06	0.10		0.16	(0.01)	(0.60)	(0.61)	14.16	1.07		48	1.32		1.20		0.41		68
R5	14.63	0.10	0.10		0.20	(0.07)	(0.60)	(0.67)	14.16	1.39		36	1.02		0.90		0.71		68
R6(17)	13.99	0.05	0.11		0.16	—	—	—	14.15	1.14	(4)	10	0.91	(5)	0.84	(5)	0.47	(5)	68
Y	14.66	0.11	0.10		0.21	(0.12)	(0.60)	(0.72)	14.15	1.42		646	0.96		0.85		0.74		68
F	14.16	0.11	0.09		0.20	(0.08)	(0.60)	(0.68)	13.68	1.42		38,087	0.90		0.84		0.80		68

For the Year Ended October 31, 2017
A	$11.56	$0.04	$2.63		$2.67	$(0.10)	$—	$(0.10)	$14.13	23.19%		$53,057	1.28%		1.27%		0.32%		83%
C	10.58	(0.05)	2.40		2.35	(0.02)	—	(0.02)	12.91	22.24		11,081	2.03		2.01		(0.41)		83
I	11.58	0.08	2.63		2.71	(0.14)	—	(0.14)	14.15	23.53		3,225	1.01		1.00		0.60		83
R3	11.87	0.01	2.69		2.70	(0.07)	—	(0.07)	14.50	22.79		723	1.63		1.50		0.09		83
R4	11.94	0.05	2.70		2.75	(0.08)	—	(0.08)	14.61	23.11		113	1.36		1.20		0.36		83
R5	11.96	0.10	2.71		2.81	(0.14)	—	(0.14)	14.63	23.63		44	1.01		0.90		0.74		83
Y	12.00	0.11	2.71		2.82	(0.16)	—	(0.16)	14.66	23.58		1,242	0.86		0.85		0.78		83
F(7)	13.22	0.05	0.89		0.94	—	—	—	14.16	7.11	(4)	86,675	0.88	(5)	0.85	(5)	0.52	(5)	83

For the Year Ended October 31, 2016
A	$12.35	$0.10	$(0.15	)(18)	$(0.05)	$(0.02)	$(0.72)	$(0.74)	$11.56	(0.22)%		$46,270	1.35%		1.31	%(20)	0.85%		94%
B	11.58	0.01	(0.14	)(18)	(0.13)	—	(0.72)	(0.72)	10.73	(0.93)		798	2.25		2.06	(20)	0.10		94
C	11.43	0.01	(0.14	)(18)	(0.13)	—	(0.72)	(0.72)	10.58	(0.94)		10,410	2.08		2.06	(20)	0.11		94
I	12.38	0.13	(0.15	)(18)	(0.02)	(0.06)	(0.72)	(0.78)	11.58	0.05		2,582	1.01		1.00	(20)	1.17		94
R3	12.67	0.08	(0.16	)(18)	(0.08)	—	(0.72)	(0.72)	11.87	(0.43)		734	1.61		1.51	(20)	0.65		94
R4	12.72	0.11	(0.15	)(18)	(0.04)	(0.02)	(0.72)	(0.74)	11.94	(0.09)		267	1.30		1.21	(20)	0.96		94
R5	12.78	0.13	(0.14	)(18)	(0.01)	(0.09)	(0.72)	(0.81)	11.96	0.16		44	1.00		0.91	(20)	1.08		94
Y	12.77	0.16	(0.15	)(18)	0.01	(0.06)	(0.72)	(0.78)	12.00	0.31		110,028	0.88		0.86	(20)	1.36		94

The accompanying notes are an integral part of these financial statements.

76

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Small Cap Value Fund – (continued)

For the Year Ended October 31, 2015
A	$13.89	$0.11	$(0.28)	$(0.17)	$(0.08)	$(1.29)	$(1.37)	$12.35	(1.17)%		$51,249	1.40%		1.29%		0.85%		112%
B	13.12	0.01	(0.26)	(0.25)	—	(1.29)	(1.29)	11.58	(1.92)		1,792	2.28		2.05		0.12		112
C	12.96	0.01	(0.25)	(0.24)	—	(1.29)	(1.29)	11.43	(1.86)		12,905	2.14		2.04		0.10		112
I(11)	13.40	0.08	(1.10)	(1.02)	—	—	—	12.38	(7.61	)(4)	2,429	1.12	(5)	0.99	(5)	1.01	(5)	112
R3	14.21	0.09	(0.28)	(0.19)	(0.06)	(1.29)	(1.35)	12.67	(1.29)		830	1.70		1.50		0.64		112
R4	14.26	0.13	(0.27)	(0.14)	(0.11)	(1.29)	(1.40)	12.72	(0.97)		608	1.37		1.20		0.94		112
R5	14.32	0.17	(0.29)	(0.12)	(0.13)	(1.29)	(1.42)	12.78	(0.75)		218	1.06		0.90		1.23		112
Y	14.31	0.16	(0.27)	(0.11)	(0.14)	(1.29)	(1.43)	12.77	(0.71)		1,312	0.96		0.85		1.23		112

The Hartford Small Company Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$20.35	$(0.06)	$(0.62)	$(0.68)	$—	$(1.28)	$(1.28)	$18.39	(3.88	)%(4)	$285,177	1.33	%(5)	1.32	%(5)	(0.65	)%(5)	61%
C	13.30	(0.09)	(0.37)	(0.46)	—	(1.28)	(1.28)	11.56	(4.24	)(4)	7,943	2.13	(5)	2.13	(5)	(1.47	)(5)	61
I	21.65	(0.04)	(0.67)	(0.71)	—	(1.28)	(1.28)	19.66	(3.74	)(4)	24,898	1.01	(5)	1.01	(5)	(0.34	)(5)	61
R3	22.29	(0.09)	(0.69)	(0.78)	—	(1.28)	(1.28)	20.23	(4.00	)(4)	11,739	1.60	(5)	1.55	(5)	(0.88	)(5)	61
R4	23.88	(0.07)	(0.74)	(0.81)	—	(1.28)	(1.28)	21.79	(3.85	)(4)	11,936	1.30	(5)	1.25	(5)	(0.58	)(5)	61
R5	25.40	(0.03)	(0.81)	(0.84)	—	(1.28)	(1.28)	23.28	(3.70	)(4)	2,861	1.01	(5)	0.95	(5)	(0.28	)(5)	61
R6	25.97	(0.03)	(0.83)	(0.86)	—	(1.28)	(1.28)	23.83	(3.69	)(4)	118	0.89	(5)	0.89	(5)	(0.21	)(5)	61
Y	25.95	(0.03)	(0.83)	(0.86)	—	(1.28)	(1.28)	23.81	(3.73	)(4)	16,828	0.96	(5)	0.95	(5)	(0.26	)(5)	61
F	21.76	(0.02)	(0.68)	(0.70)	—	(1.28)	(1.28)	19.78	(3.72	)(4)	187,722	0.89	(5)	0.89	(5)	(0.22	)(5)	61

For the Year Ended October 31, 2019
A	$22.20	$(0.13)	$2.28	$2.15	$—	$(4.00)	$(4.00)	$20.35	14.08%		$311,742	1.33%		1.32%		(0.66)%		91%
C	16.11	(0.19)	1.38	1.19	—	(4.00)	(4.00)	13.30	13.24		9,929	2.14		2.13		(1.46)		91
I	23.28	(0.08)	2.45	2.37	—	(4.00)	(4.00)	21.65	14.48		26,939	1.04		1.03		(0.37)		91
R3	23.95	(0.19)	2.53	2.34	—	(4.00)	(4.00)	22.29	13.84		14,142	1.62		1.55		(0.89)		91
R4	25.28	(0.14)	2.74	2.60	—	(4.00)	(4.00)	23.88	14.20		14,261	1.32		1.25		(0.59)		91
R5	26.53	(0.07)	2.94	2.87	—	(4.00)	(4.00)	25.40	14.56		3,239	1.02		0.95		(0.29)		91
R6	27.02	(0.06)	3.01	2.95	—	(4.00)	(4.00)	25.97	14.60		206	0.90		0.90		(0.23)		91
Y	27.01	(0.06)	3.00	2.94	—	(4.00)	(4.00)	25.95	14.56		32,472	0.94		0.93		(0.26)		91
F	23.35	(0.05)	2.46	2.41	—	(4.00)	(4.00)	21.76	14.63		193,242	0.90		0.90		(0.23)		91

For the Year Ended October 31, 2018
A	$20.34	$(0.20)	$2.06	$1.86	$—	$—	$—	$22.20	9.20%		$283,912	1.34%		1.33%		(0.87)%		104%
C	14.87	(0.27)	1.51	1.24	—	—	—	16.11	8.34		11,729	2.12		2.10		(1.64)		104
I	21.27	(0.14)	2.15	2.01	—	—	—	23.28	9.45		28,540	1.07		1.05		(0.60)		104
R3	21.98	(0.27)	2.24	1.97	—	—	—	23.95	8.92		16,386	1.63		1.55		(1.09)		104
R4	23.14	(0.20)	2.34	2.14	—	—	—	25.28	9.25		15,295	1.32		1.25		(0.79)		104
R5	24.21	(0.14)	2.46	2.32	—	—	—	26.53	9.58		2,678	1.03		0.95		(0.51)		104
R6	24.64	(0.12)	2.50	2.38	—	—	—	27.02	9.66		144	0.91		0.90		(0.42)		104
Y	24.64	(0.12)	2.49	2.37	—	—	—	27.01	9.66		35,351	0.92		0.90		(0.44)		104
F	21.30	(0.11)	2.16	2.05	—	—	—	23.35	9.63		115,365	0.91		0.90		(0.45)		104

For the Year Ended October 31, 2017
A	$15.74	$(0.12)	$4.72	$4.60	$—	$—	$—	$20.34	29.16%		$252,187	1.39%		1.37%		(0.64)%		109%
C	11.60	(0.19)	3.46	3.27	—	—	—	14.87	28.19		26,529	2.12		2.10		(1.40)		109
I	16.43	(0.10)	4.94	4.84	—	—	—	21.27	29.40		28,052	1.49		1.15		(0.51)		109
R3	17.05	(0.17)	5.10	4.93	—	—	—	21.98	28.91		23,932	1.63		1.55		(0.84)		109
R4	17.89	(0.11)	5.36	5.25	—	—	—	23.14	29.29		23,080	1.32		1.25		(0.53)		109
R5	18.67	(0.04)	5.58	5.54	—	—	—	24.21	29.67		3,263	1.06		0.95		(0.20)		109
R6	18.99	(0.09)	5.74	5.65	—	—	—	24.64	29.75		78	1.07		0.90		(0.38)		109
Y	18.99	(0.02)	5.67	5.65	—	—	—	24.64	29.70		33,040	0.94		0.90		(0.08)		109
F(7)	18.76	(0.05)	2.59	2.54	—	—	—	21.30	13.49	(4)	81,831	0.92	(5)	0.90	(5)	(0.38	)(5)	109

The accompanying notes are an integral part of these financial statements.

77

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Small Company Fund – (continued)

For the Year Ended October 31, 2016
A	$19.36	$(0.14)	$(0.90)	$(1.04)	$—	$(2.58)	$(2.58)	$15.74	(5.73)%		$262,618	1.45%	1.43	%(21)	(0.87)%		81%
B	15.08	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.62	(6.40)		862	2.46	2.17	(21)	(1.59)		81
C	15.06	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.60	(6.41)		25,586	2.14	2.14	(21)	(1.58)		81
I	20.04	(0.10)	(0.93)	(1.03)	—	(2.58)	(2.58)	16.43	(5.45)		41,881	1.24	1.18	(21)	(0.61)		81
R3	20.77	(0.18)	(0.96)	(1.14)	—	(2.58)	(2.58)	17.05	(5.83)		29,662	1.62	1.58	(21)	(1.02)		81
R4	21.61	(0.13)	(1.01)	(1.14)	—	(2.58)	(2.58)	17.89	(5.58)		27,834	1.31	1.28	(21)	(0.71)		81
R5	22.37	(0.07)	(1.05)	(1.12)	—	(2.58)	(2.58)	18.67	(5.27)		5,283	1.00	0.97	(21)	(0.37)		81
R6	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)		9	0.90	0.90	(21)	(0.34)		81
Y	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)		98,620	0.90	0.90	(21)	(0.33)		81

For the Year Ended October 31, 2015
A	$24.83	$(0.17)	$(1.21)	$(1.38)	$—	$(4.09)	$(4.09)	$19.36	(6.22)%		$327,509	1.34%	1.34%		(0.77)%		96%
B	20.40	(0.27)	(0.96)	(1.23)	—	(4.09)	(4.09)	15.08	(6.98)		2,531	2.30	2.13		(1.56)		96
C	20.36	(0.25)	(0.96)	(1.21)	—	(4.09)	(4.09)	15.06	(6.87)		35,455	2.04	2.04		(1.47)		96
I	25.51	(0.12)	(1.26)	(1.38)	—	(4.09)	(4.09)	20.04	(6.03)		69,569	1.11	1.11		(0.55)		96
R3	26.39	(0.23)	(1.30)	(1.53)	—	(4.09)	(4.09)	20.77	(6.46)		35,865	1.54	1.54		(0.98)		96
R4	27.21	(0.17)	(1.34)	(1.51)	—	(4.09)	(4.09)	21.61	(6.15)		41,922	1.24	1.24		(0.68)		96
R5	27.95	(0.09)	(1.40)	(1.49)	—	(4.09)	(4.09)	22.37	(5.88)		30,053	0.97	0.95		(0.35)		96
R6(9)	28.20	(0.08)	(1.34)	(1.42)	—	(4.09)	(4.09)	22.69	(5.56	)(4)	9	0.91 (5)	0.90	(5)	(0.32	)(5)	96
Y	28.27	(0.07)	(1.42)	(1.49)	—	(4.09)	(4.09)	22.69	(5.80)		279,594	0.85	0.85		(0.28)		96

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Includes interest expense representing less than 0.005%.
(7)	Commenced operations on February 28, 2017.
(8)

Excluding the expenses not subject to cap, the ratios would have been 1.09%, 1.98%, 1.81%, 0.79%, 1.40%, 1.10%, 0.80%, 0.70% and 0.70% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(9)	Commenced operations on November 7, 2014.
(10)

Excluding the expenses not subject to cap, the ratios would have been 0.79%, 1.54%, 1.54%, 0.54%, 1.09%, 0.79%, 0.49%, 0.42% and 0.42% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(11)	Commenced operations on March 31, 2015.
(12)

Excluding the expenses not subject to cap, the ratios would have been 1.02%, 1.95%, 1.76%, 0.82%, 1.35%, 1.05%, 0.75%, 0.65% and 0.65% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(13)

Excluding the expenses not subject to cap, the ratios would have been 1.12%, 2.04%, 1.87%, 0.91%, 1.45%, 1.15%, 0.85%, 0.75% and 0.76% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(14)	Amount is less than $0.01 per share.
(15)	Commenced operations on February 28, 2019.
(16)

Excluding the expenses not subject to cap, the ratios would have been 1.28%, 2.10%, 2.00%, 1.04%, 1.54%, 1.23%, 0.93% and 0.83% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(17)	Commenced operations on February 28, 2018.
(18)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(19)

Excluding the expenses not subject to cap, the ratios would have been 1.23%, 2.09%, 1.95%, 0.90%, 1.52%, 1.20%, 0.90% and 0.79% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(20)

Excluding the expenses not subject to cap, the ratios would have been 1.30%, 2.05%, 2.05%, 0.99%, 1.50%, 1.20%, 0.90% and 0.85% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(21)

Excluding the expenses not subject to cap, the ratios would have been 1.40%, 2.15%, 2.11%, 1.15%, 1.55%, 1.25%, 0.95%, 0.88% and 0.88% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.

78

Hartford Domestic Equity Funds

Notes to Financial Statements

April 30, 2020 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of thirty-seven and fourteen series, respectively, as of April 30, 2020. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Capital Appreciation Fund (the “Capital Appreciation Fund”)

Hartford Core Equity Fund (the “Core Equity Fund”)

The Hartford Dividend and Growth Fund (the “Dividend and Growth Fund”)

The Hartford Equity Income Fund (the “Equity Income Fund”)

The Hartford Healthcare Fund (the “Healthcare Fund”)

The Hartford MidCap Fund (the “MidCap Fund”)

The Hartford MidCap Value Fund (the “MidCap Value Fund”)

Hartford Small Cap Value Fund (the “Small Cap Value Fund”)

The Hartford Small Company Fund (the “Small Company Fund”)

The Hartford Mutual Funds II, Inc.:

The Hartford Growth Opportunities Fund (the “Growth Opportunities Fund”)

Hartford Quality Value Fund (the “Quality Value Fund”)

The Hartford Small Cap Growth Fund (the “Small Cap Growth Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class Y and Class F shares. Core Equity Fund has registered for sale Class T shares. As of April 30, 2020, Class T shares have not commenced operations. Each Fund, except the MidCap Value Fund, has registered for sale Class R6 shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class T shares have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. The Small Cap Growth Fund is closed to new investors, subject to certain exceptions. For more information please see the Fund’s prospectus.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

79

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the respective Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

80

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

Growth Opportunities Fund Level 3 Holdings on April 30, 2020

Quantitative Information about Level 3 Fair Value Measurements:

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range (Weighted Average)	Fair Value at April 30, 2020

Common Stock
Market Approach	EV/Revenue	3.63x - 5.0x (4.32x)	$1,790,038
Last Trade	Trade Price	$5.15 - $228.74 (167.68)	21,354,876

Total			$23,144,914

Escrows
Future Distribution	Discount	20% - 50% (29.7%)	$455,841

Total			$455,841

Convertible Preferred Stock
Market Approach	EV/Revenue	0.69x - 5.6x (2.10x)	$73,264,309
Market Approach	EV/EBITDA	8.5x	6,859,193
Last Trade	Trade price	$7.78	5,616,421

Total			$85,739,923

Total			$109,340,678

*

The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.

Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Please refer to Note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain on investments in these securities, if applicable.

81

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

3.	Securities and Other Investments:

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received

82

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2020, each of Capital Appreciation Fund and Core Equity Fund had used futures contracts.

b)	Additional Derivative Instrument Information:

Capital Appreciation Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$9,612,123	$—	$—	$9,612,123

Total	$—	$—	$—	$9,612,123	$—	$—	$9,612,123

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(13,609,257)	$—	$—	$(13,609,257)

Total	$—	$—	$—	$(13,609,257)	$—	$—	$(13,609,257)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$8,193,242	$—	$—	$8,193,242

Total	$—	$—	$—	$8,193,242	$—	$—	$8,193,242

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	522

Core Equity Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$6,777,870	$—	$—	$6,777,870

Total	$—	$—	$—	$6,777,870	$—	$—	$6,777,870

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

83

Hartford Domestic Equity Funds

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Core Equity Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(5,463,885)	$—	$—	$(5,463,885)

Total	$—	$—	$—	$(5,463,885)	$—	$—	$(5,463,885)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$5,184,777	$—	$—	$5,184,777

Total	$—	$—	$—	$5,184,777	$—	$—	$5,184,777

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	884

c)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of April 30, 2020:

Capital Appreciation Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$9,612,123	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	9,612,123	—

Derivatives not subject to a MNA	(9,612,123)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Core Equity Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$6,777,870	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,777,870	—

Derivatives not subject to a MNA	(6,777,870)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived

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April 30, 2020 (Unaudited)

adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. A recent outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2020. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period. The Funds had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2019 (tax year-end).

Under the current tax law, net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes, often referred to as Late-Year Ordinary Losses. At October 31, 2019, the following Funds elected to defer Late-Year Ordinary Losses:

Fund	Amount
Growth Opportunities Fund	$2,579,043
MidCap Fund	17,410,935
Small Cap Growth Fund	1,796,698
Small Company Fund	209,429

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Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

c)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2020 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$5,460,155,904	$864,476,756	$(326,902,471)	$537,574,285
Core Equity Fund	5,714,959,033	1,220,701,681	(187,080,980)	1,033,620,701
Dividend and Growth Fund	6,688,985,394	1,943,546,226	(382,732,223)	1,560,814,003
Equity Income Fund	3,009,491,975	627,460,555	(168,525,826)	458,934,729
Growth Opportunities Fund	3,842,856,238	942,709,763	(151,540,969)	791,168,794
Healthcare Fund	1,140,612,093	343,576,575	(87,894,485)	255,682,090
MidCap Fund	11,545,504,364	2,243,039,468	(966,097,951)	1,276,941,517
MidCap Value Fund	621,521,933	38,103,167	(78,702,870)	(40,599,703)
Quality Value Fund	173,147,074	17,168,262	(19,999,759)	(2,831,497)
Small Cap Growth Fund	780,288,399	163,909,654	(83,191,127)	80,718,527
Small Cap Value Fund	90,503,740	3,176,337	(19,212,919)	(16,036,582)
Small Company Fund	521,658,257	75,239,739	(32,047,690)	43,192,049

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2020; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion

Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion

Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion

Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion

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April 30, 2020 (Unaudited)

Fund	Management Fee Rates

MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Quality Value Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $4 billion and;
0.3250% on next $5 billion and;
0.3225% over $10 billion

Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

b)

Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. Effective January 1, 2020, the fund accounting agreement with respect to each Fund was modified to reflect a new fee structure. Under this revised fee structure, HFMC is entitled to receive the following fee with respect to each Fund: the sub-accounting fee payable by HFMC to State Street plus the amount of expenses that HFMC allocates for providing the fund accounting services.

From November 1, 2019 through December 31, 2019, the accounting services fees for each Fund were accrued daily and paid monthly at the rates below.

Capital Appreciation Fund, Growth Opportunities Fund and Small Company Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.022%
next $3.5 billion and	0.018%
Amount over $7 billion	0.015%

Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Quality Value Fund, Small Cap Growth Fund and Small Cap Value Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.018%
next $3.5 billion and	0.014%
Amount over $7 billion	0.010%

c)

Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain

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April 30, 2020 (Unaudited)

expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2020, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), through February 28, 2021 (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Quality Value Fund	0.96%	1.71%	0.66%	1.18%	0.88%	0.63%	0.46%	0.57%	0.46%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%
Small Company Fund	1.40%	2.15%	1.15%	1.55%	1.25%	0.95%	0.90%	0.95%	0.90%

d)

Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the six-month period ended April 30, 2020, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.07%	1.86%	0.79%	1.42%	1.11%	0.81%	0.70%	0.74%	0.70%
Core Equity Fund	0.72%	1.46%	0.45%	1.08%	0.72%	0.46%	0.37%	0.44%	0.37%
Dividend and Growth Fund	0.99%	1.78%	0.73%	1.35%	1.05%	0.74%	0.64%	0.68%	0.64%
Equity Income Fund	1.00%	1.76%	0.74%	1.36%	1.05%	0.77%	0.66%	0.71%	0.66%
Growth Opportunities Fund	1.11%	1.87%	0.84%	1.46%	1.16%	0.85%	0.74%	0.79%	0.74%
Healthcare Fund	1.28%	2.05%	1.00%	1.61%	1.31%	1.00%	0.90%	0.96%	0.90%
MidCap Fund	1.10%	1.87%	0.86%	1.45%	1.14%	0.85%	0.74%	0.78%	0.74%
MidCap Value Fund	1.23%	2.01%	0.90%	1.51%	1.21%	0.90%	N/A	0.85%	0.80%
Quality Value Fund	0.91%	1.71%	0.57%	1.16%	0.87%	0.56%	0.46%	0.56%	0.46%
Small Cap Growth Fund	1.25%	1.91%	0.84%	1.47%	1.17%	0.88%	0.76%	0.80%	0.76%
Small Cap Value Fund	1.29%	2.03%	0.90%	1.40%	1.20%	0.90%	0.79%	0.85%	0.80%
Small Company Fund	1.32%	2.13%	1.00%	1.55%	1.25%	0.95%	0.89%	0.95%	0.89%

e)

Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2020, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$1,042,236	$14,550
Core Equity Fund	1,783,452	55,462
Dividend and Growth Fund	1,785,604	21,047
Equity Income Fund	765,491	9,626
Growth Opportunities Fund	1,084,964	13,853
Healthcare Fund	338,766	4,012
MidCap Fund	1,687,999	34,156
MidCap Value Fund	258,317	1,608
Quality Value Fund	59,815	170
Small Cap Growth Fund	22,104	94
Small Cap Value Fund	19,286	47
Small Company Fund	241,966	1,864

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2020, Class T shares have not commenced operations. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used

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Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (of HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statements of Operations.

f)

Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2020, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Capital Appreciation Fund	$3,827
Core Equity Fund	3,676
Dividend and Growth Fund	5,070
Equity Income Fund	2,219
Growth Opportunities Fund	2,752
Healthcare Fund	749
MidCap Fund	7,872
MidCap Value Fund	398
Quality Value Fund	111
Small Cap Growth Fund	574
Small Cap Value Fund	54
Small Company Fund	354

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below ). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.11%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class F	0.004%

Effective February 28, 2020, HASCO has contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows through February 28, 2021, unless the Board of Directors approve its earlier termination:

Fund	Class I	Class Y
Capital Appreciation Fund	N/A	0.06%
Core Equity Fund	N/A	0.08%
Dividend and Growth Fund	N/A	0.04%
Equity Income Fund	N/A	0.06%
Growth Opportunities Fund	N/A	0.04%
Healthcare Fund	N/A	0.05%
MidCap Fund	0.12%	0.04%
MidCap Value Fund	N/A	0.07%
Small Cap Growth Fund	N/A	0.04%

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Notes to Financial Statements – (continued)

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From November 1, 2019 through February 27, 2020, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:

Fund	Class I	Class Y
Capital Appreciation Fund	N/A	0.04%
Core Equity Fund	N/A	0.06%
Dividend and Growth Fund	N/A	0.05%
Equity Income Fund	N/A	0.05%
Growth Opportunities Fund	N/A	0.05%
Healthcare Fund	N/A	0.06%
MidCap Fund	0.12%	0.04%
MidCap Value Fund	N/A	0.05%
Small Cap Growth Fund	N/A	0.04%

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2020, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	0.13%	0.16%	0.09%	0.22%	0.16%	0.11%	0.00%	0.05%	0.00%
Core Equity Fund	0.10%	0.09%	0.08%	0.21%	0.15%	0.09%	0.00%	0.07%	0.00%
Dividend and Growth Fund	0.11%	0.14%	0.09%	0.22%	0.16%	0.10%	0.00%	0.05%	0.00%
Equity Income Fund	0.10%	0.11%	0.09%	0.21%	0.15%	0.11%	0.00%	0.05%	0.00%
Growth Opportunities Fund	0.13%	0.12%	0.10%	0.22%	0.17%	0.11%	0.00%	0.05%	0.00%
Healthcare Fund	0.14%	0.15%	0.10%	0.21%	0.16%	0.10%	0.00%	0.06%	0.00%
MidCap Fund	0.12%	0.13%	0.14%	0.21%	0.17%	0.11%	0.00%	0.04%	0.00%
MidCap Value Fund	0.19%	0.22%	0.10%	0.22%	0.17%	0.11%	N/A	0.05%	0.00%
Quality Value Fund	0.21%	0.25%	0.11%	0.22%	0.16%	0.10%	0.00%	0.10%	0.00%
Small Cap Growth Fund	0.25%	0.15%	0.08%	0.22%	0.16%	0.11%	0.00%	0.04%	0.00%
Small Cap Value Fund	0.25%	0.25%	0.12%	0.22%	0.17%	0.10%	0.00%	0.10%	0.00%
Small Company Fund	0.19%	0.25%	0.12%	0.22%	0.17%	0.12%	0.00%	0.07%	0.00%

8.	Securities Lending:

Each Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to a certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

90

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of April 30, 2020.

	Investment Securities on Loan, at market value, Presented on the Statement of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Capital Appreciation Fund	$27,133,542	$(27,133,542)	$—
Dividend and Growth Fund	169,941	(169,941)	—
Growth Opportunities Fund	32,029,437	(32,029,437)	—
Healthcare Fund	20,766,227	(20,766,227)	—
MidCap Fund	295,957,091	(295,957,091)	—
MidCap Value Fund	1,237,918	(1,237,918)	—
Small Cap Growth Fund	7,633,899	(7,633,899)	—
Small Cap Value Fund	2,406,580	(2,406,580)	—
Small Company Fund	9,751,628	(9,751,628)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Capital Appreciation Fund	$28,574,978	$11,369
Dividend and Growth Fund	182,523	—
Growth Opportunities Fund	33,506,118	—
Healthcare Fund	22,384,038	—
MidCap Fund	318,895,074	—
MidCap Value Fund	1,448,696	—
Small Cap Growth Fund	8,048,142	—
Small Cap Value Fund	2,608,521	—
Small Company Fund	10,102,939	—

9.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Capital Appreciation Fund
Securities Lending Transactions(1)
Common Stocks	$28,574,978	$—	$—	$—	$28,574,978

Total Borrowings	$28,574,978	$—	$—	$—	$28,574,978

Gross amount of recognized liabilities for securities lending transactions					$28,574,978

Dividend and Growth Fund
Securities Lending Transactions(1)
Common Stocks	$182,523	$—	$—	$—	$182,523

Total Borrowings	$182,523	$—	$—	$—	$182,523

Gross amount of recognized liabilities for securities lending transactions					$182,523

Growth Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$33,506,118	$—	$—	$—	$33,506,118

Total Borrowings	$33,506,118	$—	$—	$—	$33,506,118

Gross amount of recognized liabilities for securities lending transactions					$33,506,118

91

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Healthcare Fund
Securities Lending Transactions(1)
Common Stocks	$22,384,038	$—	$—	$—	$22,384,038

Total Borrowings	$22,384,038	$—	$—	$—	$22,384,038

Gross amount of recognized liabilities for securities lending transactions					$22,384,038

MidCap Fund
Securities Lending Transactions(1)
Common Stocks	$318,895,074	$—	$—	$—	$318,895,074

Total Borrowings	$318,895,074	$—	$—	$—	$318,895,074

Gross amount of recognized liabilities for securities lending transactions					$318,895,074

MidCap Value Fund
Securities Lending Transactions(1)
Common Stocks	$1,448,696	$—	$—	$—	$1,448,696

Total Borrowings	$1,448,696	$—	$—	$—	$1,448,696

Gross amount of recognized liabilities for securities lending transactions					$1,448,696

Small Cap Growth Fund
Securities Lending Transactions(1)
Common Stocks	$8,048,142	$—	$—	$—	$8,048,142

Total Borrowings	$8,048,142	$—	$—	$—	$8,048,142

Gross amount of recognized liabilities for securities lending transactions					$8,048,142

Small Cap Value Fund
Securities Lending Transactions(1)
Common Stocks	$2,608,521	$—	$—	$—	$2,608,521

Total Borrowings	$2,608,521	$—	$—	$—	$2,608,521

Gross amount of recognized liabilities for securities lending transactions					$2,608,521

Small Company Fund
Securities Lending Transactions(1)
Common Stocks	$10,102,939	$—	$—	$—	$10,102,939

Total Borrowings	$10,102,939	$—	$—	$—	$10,102,939

Gross amount of recognized liabilities for securities lending transactions					$10,102,939

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

10.	Affiliate Holdings:

As of April 30, 2020, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Healthcare Fund	—	—	—	—	—	—	0%*	—	—
Quality Value Fund	—	—	—	—	—	—	13%	—	—
Small Cap Value Fund	—	—	—	—	—	43%	6%	—	—

Percentage of Fund by Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5		Class R6		Class Y	Class F
Healthcare Fund	—	—	—	—	—	—		0	%*	—	—
Quality Value Fund	—	—	—	—	—	—		0	%*	—	—
Small Cap Value Fund	—	—	—	—	—	0	%*	0	%*	—	—

*	Percentage rounds to zero.

92

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

As of April 30, 2020, affiliated funds of funds and certain 529 plans for which HFMC serves as the program manager (the “529 plans”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds and the 529 plans. Affiliated funds of funds and the 529 plans owned shares in the Funds listed below as follows:

Funds	Percentage of Fund*
Capital Appreciation Fund	8%
Core Equity Fund	5%
Dividend and Growth Fund	10%
Equity Income Fund	7%
Growth Opportunities Fund	2%
MidCap Fund	1%
MidCap Value Fund	2%
Small Cap Growth Fund	4%
Small Cap Value Fund	45%
Small Company Fund	9%

*	As of April 30, 2020, affiliated funds of funds and the 529 plans invest in Class F shares.

11.	Investment Transactions:

For the six-month period ended April 30, 2020, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$2,597,001,923	$3,169,477,168	$—	$—	$2,597,001,923	$3,169,477,168
Core Equity Fund	2,134,473,283	803,620,226	—	—	2,134,473,283	803,620,226
Dividend and Growth Fund	1,639,081,185	1,529,056,569	—	—	1,639,081,185	1,529,056,569
Equity Income Fund	476,491,772	663,704,134	—	—	476,491,772	663,704,134
Growth Opportunities Fund	2,410,632,045	2,991,170,152	—	—	2,410,632,045	2,991,170,152
Healthcare Fund	386,454,704	442,741,476	—	—	386,454,704	442,741,476
MidCap Fund	2,549,284,676	3,129,838,615	—	—	2,549,284,676	3,129,838,615
MidCap Value Fund	220,084,126	189,867,164	—	—	220,084,126	189,867,164
Quality Value Fund	32,361,055	43,139,679	—	—	32,361,055	43,139,679
Small Cap Growth Fund	213,588,694	326,461,380	—	—	213,588,694	326,461,380
Small Cap Value Fund	26,352,724	30,472,149	—	—	26,352,724	30,472,149
Small Company Fund	351,843,345	372,732,412	—	—	351,843,345	372,732,412

12.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2020, and the year ended October 31, 2019:

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	2,963,054	$101,025,852	6,684,086	$232,423,382
Shares Issued for Reinvested Dividends	6,205,381	227,070,201	22,329,307	687,462,739
Shares Redeemed	(11,995,095)	(413,337,771)	(24,060,103)	(834,177,503)

Net Increase (Decrease)	(2,826,660)	(85,241,718)	4,953,290	85,708,618

Class C
Shares Sold	433,141	$10,690,440	1,093,708	$26,748,681
Shares Issued for Reinvested Dividends	576,523	15,076,069	3,194,762	71,977,983
Shares Redeemed	(2,726,471)	(68,456,732)	(8,552,882)	(220,040,659)

Net Increase (Decrease)	(1,716,807)	(42,690,223)	(4,264,412)	(121,313,995)

Class I
Shares Sold	1,280,799	$45,456,032	2,525,910	$87,546,675
Shares Issued for Reinvested Dividends	771,728	28,460,949	2,918,816	90,422,933
Shares Redeemed	(3,349,791)	(115,366,113)	(7,113,244)	(243,912,297)

Net Increase (Decrease)	(1,297,264)	(41,449,132)	(1,668,518)	(65,942,689)

93

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Capital Appreciation Fund – (continued)
Class R3
Shares Sold	77,933	$2,913,971	112,855	$4,432,352
Shares Issued for Reinvested Dividends	46,694	1,912,115	236,998	8,150,367
Shares Redeemed	(228,212)	(8,943,419)	(607,653)	(23,140,877)

Net Increase (Decrease)	(103,585)	(4,117,333)	(257,800)	(10,558,158)

Class R4
Shares Sold	70,405	$2,953,570	84,709	$3,432,233
Shares Issued for Reinvested Dividends	34,702	1,480,745	183,710	6,552,532
Shares Redeemed	(173,212)	(7,349,941)	(573,752)	(23,412,700)

Net Increase (Decrease)	(68,105)	(2,915,626)	(305,333)	(13,427,935)

Class R5
Shares Sold	48,259	$1,991,513	181,208	$7,914,397
Shares Issued for Reinvested Dividends	37,234	1,629,967	122,722	4,476,273
Shares Redeemed	(102,115)	(4,281,249)	(205,507)	(8,681,890)

Net Increase (Decrease)	(16,622)	(659,769)	98,423	3,708,780

Class R6
Shares Sold	121,487	$4,734,019	267,939	$11,761,170
Shares Issued for Reinvested Dividends	80,778	3,562,525	257,757	9,465,639
Shares Redeemed	(128,695)	(5,311,170)	(319,035)	(13,587,366)

Net Increase (Decrease)	73,570	2,985,374	206,661	7,639,443

Class Y
Shares Sold	265,839	$11,543,695	941,007	$38,590,999
Shares Issued for Reinvested Dividends	187,899	8,281,321	618,487	22,707,855
Shares Redeemed	(1,747,004)	(76,692,053)	(1,311,560)	(54,361,429)

Net Increase (Decrease)	(1,293,266)	(56,867,037)	247,934	6,937,425

Class F
Shares Sold	2,450,737	$77,042,837	2,208,483	$75,649,434
Shares Issued for Reinvested Dividends	1,088,641	40,167,416	4,119,442	127,618,948
Shares Redeemed	(3,154,485)	(108,878,469)	(8,650,541)	(303,183,820)

Net Increase (Decrease)	384,893	8,331,784	(2,322,616)	(99,915,438)

Total Net Increase (Decrease)	(6,863,846)	$(222,623,680)	(3,312,371)	$(207,163,949)

Core Equity Fund
Class A
Shares Sold	7,006,914	$225,718,630	8,354,312	$252,717,104
Shares Issued for Reinvested Dividends	652,242	22,377,565	1,170,588	31,856,185
Shares Redeemed	(4,430,049)	(138,030,227)	(5,215,218)	(160,692,456)

Net Increase (Decrease)	3,229,107	110,065,968	4,309,682	123,880,833

Class C
Shares Sold	2,945,363	$87,236,336	3,448,909	$95,348,410
Shares Issued for Reinvested Dividends	247,606	7,653,796	502,591	12,459,225
Shares Redeemed	(1,651,731)	(48,018,134)	(2,521,277)	(70,389,801)

Net Increase (Decrease)	1,541,238	46,871,998	1,430,223	37,417,834

Class I
Shares Sold	33,291,622	$1,061,391,912	25,472,720	$784,168,575
Shares Issued for Reinvested Dividends	1,340,855	46,209,109	1,993,782	54,347,120
Shares Redeemed	(15,532,911)	(479,333,843)	(12,866,239)	(391,201,983)

Net Increase (Decrease)	19,099,566	628,267,178	14,600,263	447,313,712

Class R3
Shares Sold	318,244	$10,741,517	211,237	$6,632,389
Shares Issued for Reinvested Dividends	21,100	731,315	48,300	1,333,045
Shares Redeemed	(226,066)	(7,414,544)	(389,729)	(12,245,081)

Net Increase (Decrease)	113,278	4,058,288	(130,192)	(4,279,647)

Class R4
Shares Sold	864,968	$29,451,507	1,180,826	$37,776,886
Shares Issued for Reinvested Dividends	100,713	3,564,282	208,644	5,850,946
Shares Redeemed	(757,169)	(25,201,139)	(1,698,103)	(53,981,141)

Net Increase (Decrease)	208,512	7,814,650	(308,633)	(10,353,309)

94

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

Core Equity Fund – (continued)
Class R5
Shares Sold	729,060	$24,302,894	1,436,917	$45,315,419
Shares Issued for Reinvested Dividends	159,932	5,552,692	323,315	8,879,357
Shares Redeemed	(1,633,121)	(54,917,405)	(1,502,323)	(47,538,353)

Net Increase (Decrease)	(744,129)	(25,061,819)	257,909	6,656,423

Class R6
Shares Sold	8,083,948	$264,510,669	4,632,883	$148,100,189
Shares Issued for Reinvested Dividends	209,189	7,302,091	253,490	6,992,185
Shares Redeemed	(1,296,044)	(42,491,358)	(2,017,998)	(61,880,496)

Net Increase (Decrease)	6,997,093	229,321,402	2,868,375	93,211,878

Class Y
Shares Sold	9,555,176	$315,451,272	5,881,409	$182,841,788
Shares Issued for Reinvested Dividends	285,662	9,972,693	370,855	10,229,172
Shares Redeemed	(2,275,789)	(74,092,984)	(2,374,093)	(71,937,946)

Net Increase (Decrease)	7,565,049	251,330,981	3,878,171	121,133,014

Class F
Shares Sold	15,238,832	$495,552,015	33,881,513	$1,030,449,832
Shares Issued for Reinvested Dividends	1,403,840	48,429,362	1,240,370	33,816,032
Shares Redeemed	(10,403,014)	(320,856,452)	(6,710,781)	(209,251,668)

Net Increase (Decrease)	6,239,658	223,124,925	28,411,102	855,014,196

Total Net Increase (Decrease)	44,249,372	$1,475,793,571	55,316,900	$1,669,994,934

Dividend and Growth Fund
Class A
Shares Sold	7,459,999	$176,143,712	10,848,253	$260,738,740
Shares Issued for Reinvested Dividends	5,431,596	136,788,600	16,688,013	372,818,519
Shares Redeemed	(13,935,936)	(334,856,993)	(20,698,694)	(499,914,217)

Net Increase (Decrease)	(1,044,341)	(21,924,681)	6,837,572	133,643,042

Class C
Shares Sold	972,666	$23,155,431	1,414,298	$32,132,341
Shares Issued for Reinvested Dividends	259,419	6,342,279	1,026,732	21,933,732
Shares Redeemed	(1,483,934)	(34,368,765)	(3,932,419)	(91,472,582)

Net Increase (Decrease)	(251,849)	(4,871,055)	(1,491,389)	(37,406,509)

Class I
Shares Sold	13,969,860	$326,815,742	13,889,977	$332,507,196
Shares Issued for Reinvested Dividends	1,634,040	40,689,595	3,988,160	88,918,028
Shares Redeemed	(9,300,296)	(213,022,830)	(9,237,704)	(220,366,922)

Net Increase (Decrease)	6,303,604	154,482,507	8,640,433	201,058,302

Class R3
Shares Sold	177,085	$4,317,593	328,462	$8,057,448
Shares Issued for Reinvested Dividends	87,644	2,255,166	314,415	7,102,460
Shares Redeemed	(414,609)	(10,411,802)	(931,518)	(22,971,895)

Net Increase (Decrease)	(149,880)	(3,839,043)	(288,641)	(7,811,987)

Class R4
Shares Sold	400,870	$9,865,027	1,040,819	$25,469,227
Shares Issued for Reinvested Dividends	120,475	3,112,543	460,939	10,513,161
Shares Redeemed	(899,712)	(22,767,819)	(2,335,283)	(58,396,232)

Net Increase (Decrease)	(378,367)	(9,790,249)	(833,525)	(22,413,844)

Class R5
Shares Sold	1,518,474	$37,850,679	3,271,224	$81,329,519
Shares Issued for Reinvested Dividends	120,615	3,119,496	245,192	5,650,369
Shares Redeemed	(1,650,249)	(41,619,369)	(1,841,585)	(46,178,130)

Net Increase (Decrease)	(11,160)	(649,194)	1,674,831	40,801,758

Class R6
Shares Sold	2,939,609	$65,111,782	2,225,050	$55,216,561
Shares Issued for Reinvested Dividends	180,999	4,611,837	391,648	9,024,849
Shares Redeemed	(741,211)	(17,939,964)	(993,067)	(24,710,883)

Net Increase (Decrease)	2,379,397	51,783,655	1,623,631	39,530,527

95

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

Dividend and Growth Fund – (continued)
Class Y
Shares Sold	5,572,089	$141,094,961	5,457,856	$135,046,773
Shares Issued for Reinvested Dividends	930,819	24,022,972	2,777,641	63,824,725
Shares Redeemed	(4,432,620)	(101,673,276)	(5,583,324)	(138,468,750)

Net Increase (Decrease)	2,070,288	63,444,657	2,652,173	60,402,748

Class F
Shares Sold	14,697,130	$334,415,829	16,093,030	$386,215,855
Shares Issued for Reinvested Dividends	4,450,396	110,750,477	12,928,718	287,825,698
Shares Redeemed	(11,769,901)	(278,170,682)	(20,334,098)	(490,952,552)

Net Increase (Decrease)	7,377,625	166,995,624	8,687,650	183,089,001

Total Net Increase (Decrease)	16,295,317	$395,632,221	27,502,735	$590,893,038

Equity Income Fund
Class A
Shares Sold	3,842,176	$67,504,955	6,480,746	$121,285,443
Shares Issued for Reinvested Dividends	5,937,515	111,649,007	7,839,935	137,242,745
Shares Redeemed	(7,807,493)	(137,059,795)	(13,808,960)	(258,119,451)

Net Increase (Decrease)	1,972,198	42,094,167	511,721	408,737

Class C
Shares Sold	667,980	$11,956,768	1,403,741	$25,634,319
Shares Issued for Reinvested Dividends	979,785	18,415,419	1,490,092	25,756,245
Shares Redeemed	(2,342,876)	(41,506,267)	(5,337,720)	(99,926,506)

Net Increase (Decrease)	(695,111)	(11,134,080)	(2,443,887)	(48,535,942)

Class I
Shares Sold	8,259,095	$142,349,481	12,788,727	$238,778,998
Shares Issued for Reinvested Dividends	3,511,393	65,564,494	5,610,079	97,562,348
Shares Redeemed	(11,130,866)	(190,446,986)	(30,170,664)	(559,232,499)

Net Increase (Decrease)	639,622	17,466,989	(11,771,858)	(222,891,153)

Class R3
Shares Sold	179,782	$3,164,441	201,583	$3,801,906
Shares Issued for Reinvested Dividends	157,140	2,968,373	229,662	4,011,859
Shares Redeemed	(473,947)	(8,697,404)	(671,796)	(12,589,934)

Net Increase (Decrease)	(137,025)	(2,564,590)	(240,551)	(4,776,169)

Class R4
Shares Sold	408,642	$7,096,022	517,003	$9,693,018
Shares Issued for Reinvested Dividends	151,830	2,867,419	271,292	4,754,392
Shares Redeemed	(529,715)	(9,923,900)	(1,721,384)	(32,616,945)

Net Increase (Decrease)	30,757	39,541	(933,089)	(18,169,535)

Class R5
Shares Sold	447,587	$8,310,417	1,131,152	$21,619,237
Shares Issued for Reinvested Dividends	253,116	4,805,164	360,589	6,368,591
Shares Redeemed	(1,320,681)	(24,566,195)	(1,508,603)	(28,818,781)

Net Increase (Decrease)	(619,978)	(11,450,614)	(16,862)	(830,953)

Class R6
Shares Sold	716,977	$13,477,409	1,148,910	$22,234,541
Shares Issued for Reinvested Dividends	190,778	3,615,596	193,154	3,429,995
Shares Redeemed	(443,261)	(8,090,572)	(544,409)	(10,408,102)

Net Increase (Decrease)	464,494	9,002,433	797,655	15,256,434

Class Y
Shares Sold	1,225,592	$22,290,728	2,508,088	$47,678,296
Shares Issued for Reinvested Dividends	358,252	6,796,883	658,477	11,609,476
Shares Redeemed	(1,779,786)	(30,542,516)	(5,123,450)	(95,079,692)

Net Increase (Decrease)	(195,942)	(1,454,905)	(1,956,885)	(35,791,920)

Class F
Shares Sold	6,577,908	$115,336,847	10,316,801	$193,403,821
Shares Issued for Reinvested Dividends	3,722,809	69,376,348	4,372,836	76,382,908
Shares Redeemed	(5,489,203)	(97,338,174)	(8,455,981)	(159,836,569)

Net Increase (Decrease)	4,811,514	87,375,021	6,233,656	109,950,160

Total Net Increase (Decrease)	6,270,529	$129,373,962	(9,820,100)	$(205,380,341)

96

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Growth Opportunities Fund
Class A
Shares Sold	2,678,701	$99,892,678	5,563,708	$213,086,115
Shares Issued for Reinvested Dividends	3,358,472	128,192,872	13,501,045	442,159,235
Shares Redeemed	(4,733,400)	(178,445,677)	(9,974,318)	(382,016,437)

Net Increase (Decrease)	1,303,773	49,639,873	9,090,435	273,228,913

Class C
Shares Sold	1,173,901	$21,717,972	3,170,815	$62,375,652
Shares Issued for Reinvested Dividends	1,561,688	29,063,009	5,635,659	96,538,837
Shares Redeemed	(2,933,338)	(54,679,129)	(6,028,908)	(121,531,114)

Net Increase (Decrease)	(197,749)	(3,898,148)	2,777,566	37,383,375

Class I
Shares Sold	4,030,863	$162,275,947	11,781,273	$478,068,139
Shares Issued for Reinvested Dividends	1,712,981	69,821,119	8,365,419	290,614,670
Shares Redeemed	(11,383,226)	(461,319,809)	(19,254,836)	(785,597,820)

Net Increase (Decrease)	(5,639,382)	(229,222,743)	891,856	(16,915,011)

Class R3
Shares Sold	93,951	$3,505,584	218,666	$8,369,169
Shares Issued for Reinvested Dividends	70,480	2,685,999	309,474	10,153,854
Shares Redeemed	(310,807)	(12,121,199)	(429,915)	(16,932,192)

Net Increase (Decrease)	(146,376)	(5,929,616)	98,225	1,590,831

Class R4
Shares Sold	120,582	$4,969,449	250,422	$10,352,870
Shares Issued for Reinvested Dividends	84,663	3,477,115	446,887	15,681,250
Shares Redeemed	(453,956)	(18,969,916)	(746,989)	(31,374,403)

Net Increase (Decrease)	(248,711)	(10,523,352)	(49,680)	(5,340,283)

Class R5
Shares Sold	78,147	$3,431,163	186,925	$8,171,987
Shares Issued for Reinvested Dividends	30,971	1,353,114	109,194	4,050,013
Shares Redeemed	(257,394)	(11,613,919)	(119,452)	(5,325,984)

Net Increase (Decrease)	(148,276)	(6,829,642)	176,667	6,896,016

Class R6
Shares Sold	161,803	$7,337,526	357,710	$15,726,095
Shares Issued for Reinvested Dividends	28,918	1,288,564	64,798	2,446,116
Shares Redeemed	(98,131)	(4,355,219)	(159,208)	(7,327,990)

Net Increase (Decrease)	92,590	4,270,871	263,300	10,844,221

Class Y
Shares Sold	221,337	$9,920,149	1,911,323	$84,186,840
Shares Issued for Reinvested Dividends	199,027	8,864,641	650,084	24,540,654
Shares Redeemed	(613,457)	(27,158,243)	(1,452,543)	(67,133,531)

Net Increase (Decrease)	(193,093)	(8,373,453)	1,108,864	41,593,963

Class F
Shares Sold	1,570,434	$63,442,805	3,874,932	$160,316,539
Shares Issued for Reinvested Dividends	769,915	31,497,242	2,537,024	88,339,164
Shares Redeemed	(1,730,232)	(70,976,366)	(2,258,227)	(94,166,031)

Net Increase (Decrease)	610,117	23,963,681	4,153,729	154,489,672

Total Net Increase (Decrease)	(4,567,107)	$(186,902,529)	18,510,962	$503,771,697

Healthcare Fund
Class A
Shares Sold	716,142	$25,572,731	1,270,592	$42,474,857
Shares Issued for Reinvested Dividends	1,142,448	42,179,217	1,531,546	47,003,147
Shares Redeemed	(1,740,489)	(61,998,775)	(3,947,053)	(131,520,198)

Net Increase (Decrease)	118,101	5,753,173	(1,144,915)	(42,042,194)

Class C
Shares Sold	234,552	$6,553,400	386,423	$10,098,608
Shares Issued for Reinvested Dividends	382,047	10,983,839	549,060	13,440,993
Shares Redeemed	(756,537)	(21,307,691)	(1,751,911)	(46,660,248)

Net Increase (Decrease)	(139,938)	(3,770,452)	(816,428)	(23,120,647)

97

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Healthcare Fund – (continued)
Class I
Shares Sold	1,367,504	$52,062,782	1,860,549	$65,494,008
Shares Issued for Reinvested Dividends	416,322	16,319,822	716,965	23,208,155
Shares Redeemed	(1,220,368)	(45,881,654)	(5,201,462)	(180,879,649)

Net Increase (Decrease)	563,458	22,500,950	(2,623,948)	(92,177,486)

Class R3
Shares Sold	97,995	$3,584,383	140,316	$4,727,398
Shares Issued for Reinvested Dividends	55,830	2,117,618	82,110	2,592,207
Shares Redeemed	(251,400)	(9,234,747)	(381,548)	(13,280,244)

Net Increase (Decrease)	(97,575)	(3,532,746)	(159,122)	(5,960,639)

Class R4
Shares Sold	120,181	$4,705,706	153,972	$5,595,659
Shares Issued for Reinvested Dividends	36,845	1,484,498	61,171	2,038,224
Shares Redeemed	(230,269)	(9,156,773)	(397,220)	(14,387,290)

Net Increase (Decrease)	(73,243)	(2,966,569)	(182,077)	(6,753,407)

Class R5
Shares Sold	128,715	$5,372,872	98,097	$3,776,425
Shares Issued for Reinvested Dividends	8,515	362,223	12,444	435,292
Shares Redeemed	(75,164)	(2,953,350)	(158,841)	(6,002,309)

Net Increase (Decrease)	62,066	2,781,745	(48,300)	(1,790,592)

Class R6(1)
Shares Sold	36,632	$1,541,196	33,146	$1,302,429
Shares Issued for Reinvested Dividends	3,211	138,636	—	—
Shares Redeemed	(5,657)	(229,239)	(660)	(26,300)

Net Increase (Decrease)	34,186	1,450,593	32,486	1,276,129

Class Y
Shares Sold	286,891	$11,739,611	669,883	$26,123,541
Shares Issued for Reinvested Dividends	96,305	4,156,525	94,877	3,362,455
Shares Redeemed	(214,786)	(8,843,358)	(354,102)	(13,626,705)

Net Increase (Decrease)	168,410	7,052,778	410,658	15,859,291

Class F
Shares Sold	27,964	$1,091,144	72,466	$2,542,615
Shares Issued for Reinvested Dividends	45,179	1,776,419	158,658	5,145,276
Shares Redeemed	(79,703)	(3,052,316)	(1,561,880)	(51,838,121)

Net Increase (Decrease)	(6,560)	(184,753)	(1,330,756)	(44,150,230)

Total Net Increase (Decrease)	628,905	$29,084,719	(5,862,402)	$(198,859,775)

MidCap Fund
Class A
Shares Sold	4,404,196	$122,749,484	10,562,439	$302,872,439
Shares Issued for Reinvested Dividends	4,994,716	148,592,803	11,616,898	286,472,704
Shares Redeemed	(9,471,297)	(258,243,064)	(15,519,945)	(445,949,253)

Net Increase (Decrease)	(72,385)	13,099,223	6,659,392	143,395,890

Class C
Shares Sold	1,099,817	$20,986,987	3,619,415	$71,020,807
Shares Issued for Reinvested Dividends	1,866,823	37,149,763	5,087,766	86,695,527
Shares Redeemed	(4,638,436)	(85,707,749)	(11,310,026)	(222,847,023)

Net Increase (Decrease)	(1,671,796)	(27,570,999)	(2,602,845)	(65,130,689)

Class I
Shares Sold	25,739,295	$682,088,981	42,632,618	$1,267,074,961
Shares Issued for Reinvested Dividends	6,833,413	211,084,130	15,195,028	387,321,276
Shares Redeemed	(28,391,835)	(800,556,836)	(43,805,361)	(1,290,404,699)

Net Increase (Decrease)	4,180,873	92,616,275	14,022,285	363,991,538

Class R3
Shares Sold	537,400	$16,199,136	556,017	$17,863,858
Shares Issued for Reinvested Dividends	135,870	4,553,016	380,030	10,526,822
Shares Redeemed	(502,130)	(15,690,716)	(1,180,346)	(38,151,880)

Net Increase (Decrease)	171,140	5,061,436	(244,299)	(9,761,200)

98

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

MidCap Fund – (continued)
Class R4
Shares Sold	711,170	$23,055,118	2,008,473	$67,464,654
Shares Issued for Reinvested Dividends	324,499	11,409,397	881,164	25,483,275
Shares Redeemed	(1,962,626)	(64,476,701)	(3,755,272)	(128,083,303)

Net Increase (Decrease)	(926,957)	(30,012,186)	(865,635)	(35,135,374)

Class R5
Shares Sold	1,462,211	$50,037,435	5,884,056	$201,889,123
Shares Issued for Reinvested Dividends	534,352	19,461,090	1,361,847	40,610,288
Shares Redeemed	(2,967,254)	(102,052,997)	(6,880,878)	(238,241,924)

Net Increase (Decrease)	(970,691)	(32,554,472)	365,025	4,257,487

Class R6
Shares Sold	8,533,787	$299,966,218	23,570,871	$824,805,540
Shares Issued for Reinvested Dividends	1,978,533	72,988,070	3,466,868	104,560,740
Shares Redeemed	(7,758,373)	(264,406,164)	(8,765,259)	(311,279,864)

Net Increase (Decrease)	2,753,947	108,548,124	18,272,480	618,086,416

Class Y
Shares Sold	5,320,188	$176,738,180	13,498,176	$461,820,073
Shares Issued for Reinvested Dividends	1,713,171	63,096,079	4,622,179	139,266,264
Shares Redeemed	(11,912,067)	(408,383,492)	(29,761,816)	(1,038,153,416)

Net Increase (Decrease)	(4,878,708)	(168,549,233)	(11,641,461)	(437,067,079)

Class F
Shares Sold	12,412,120	$355,406,533	23,838,251	$717,246,012
Shares Issued for Reinvested Dividends	3,417,284	105,901,641	6,900,254	176,232,472
Shares Redeemed	(9,451,952)	(266,825,450)	(12,295,039)	(370,932,155)

Net Increase (Decrease)	6,377,452	194,482,724	18,443,466	522,546,329

Total Net Increase (Decrease)	4,962,875	$155,120,892	42,408,408	$1,105,183,318

MidCap Value Fund
Class A
Shares Sold	1,583,676	$19,898,635	3,015,194	$39,850,799
Shares Issued for Reinvested Dividends	633,942	9,248,149	2,634,934	31,694,686
Shares Redeemed	(2,219,238)	(27,278,407)	(3,749,358)	(50,258,979)

Net Increase (Decrease)	(1,620)	1,868,377	1,900,770	21,286,506

Class C
Shares Sold	95,793	$872,196	219,028	$2,302,437
Shares Issued for Reinvested Dividends	40,108	460,945	240,187	2,313,001
Shares Redeemed	(259,253)	(2,675,723)	(572,160)	(6,156,895)

Net Increase (Decrease)	(123,352)	(1,342,582)	(112,945)	(1,541,457)

Class I
Shares Sold	311,524	$4,220,703	414,930	$5,677,380
Shares Issued for Reinvested Dividends	66,544	983,484	300,075	3,648,250
Shares Redeemed	(847,821)	(10,459,260)	(939,685)	(12,651,962)

Net Increase (Decrease)	(469,753)	(5,255,073)	(224,680)	(3,326,332)

Class R3
Shares Sold	47,876	$570,334	77,867	$1,086,097
Shares Issued for Reinvested Dividends	12,474	191,545	72,689	922,418
Shares Redeemed	(102,576)	(1,453,316)	(250,237)	(3,619,666)

Net Increase (Decrease)	(42,226)	(691,437)	(99,681)	(1,611,151)

Class R4
Shares Sold	70,833	$909,366	125,020	$1,801,520
Shares Issued for Reinvested Dividends	19,234	303,476	82,313	1,068,388
Shares Redeemed	(153,997)	(2,099,669)	(194,448)	(2,814,110)

Net Increase (Decrease)	(63,930)	(886,827)	12,885	55,798

Class R5
Shares Sold	6,031	$90,578	68,987	$961,987
Shares Issued for Reinvested Dividends	2,874	46,111	36,259	477,765
Shares Redeemed	(6,020)	(76,584)	(517,692)	(7,282,905)

Net Increase (Decrease)	2,885	60,105	(412,446)	(5,843,153)

99

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

MidCap Value Fund – (continued)
Class Y
Shares Sold	77,709	$1,098,623	291,417	$4,364,547
Shares Issued for Reinvested Dividends	24,096	388,031	90,660	1,198,031
Shares Redeemed	(110,529)	(1,558,447)	(306,083)	(4,432,547)

Net Increase (Decrease)	(8,724)	(71,793)	75,994	1,130,031

Class F
Shares Sold	4,703,883	$58,197,590	6,169,822	$84,036,654
Shares Issued for Reinvested Dividends	724,542	10,710,609	2,440,229	29,675,324
Shares Redeemed	(2,643,697)	(35,005,077)	(4,278,093)	(58,547,425)

Net Increase (Decrease)	2,784,728	33,903,122	4,331,958	55,164,553

Total Net Increase (Decrease)	2,078,008	$27,583,892	5,471,855	$65,314,795

Quality Value Fund
Class A
Shares Sold	300,143	$5,680,642	515,463	$10,074,937
Shares Issued for Reinvested Dividends	399,948	8,456,465	572,123	10,176,420
Shares Redeemed	(791,922)	(14,856,716)	(1,261,687)	(24,792,514)

Net Increase (Decrease)	(91,831)	(719,609)	(174,101)	(4,541,157)

Class C
Shares Sold	17,842	$298,656	48,982	$803,712
Shares Issued for Reinvested Dividends	16,808	302,140	28,768	438,130
Shares Redeemed	(91,375)	(1,486,935)	(229,704)	(3,910,337)

Net Increase (Decrease)	(56,725)	(886,139)	(151,954)	(2,668,495)

Class I
Shares Sold	53,216	$1,059,434	118,116	$2,316,278
Shares Issued for Reinvested Dividends	32,925	686,590	47,997	841,546
Shares Redeemed	(98,598)	(1,931,094)	(208,357)	(4,046,731)

Net Increase (Decrease)	(12,457)	(185,070)	(42,244)	(888,907)

Class R3
Shares Sold	3,202	$58,110	17,295	$356,081
Shares Issued for Reinvested Dividends	2,697	57,990	3,279	59,308
Shares Redeemed	(15,568)	(315,163)	(15,768)	(322,706)

Net Increase (Decrease)	(9,669)	(199,063)	4,806	92,683

Class R4
Shares Sold	22,010	$422,224	27,215	$549,127
Shares Issued for Reinvested Dividends	13,979	303,759	19,976	364,460
Shares Redeemed	(88,866)	(1,827,205)	(63,260)	(1,291,227)

Net Increase (Decrease)	(52,877)	(1,101,222)	(16,069)	(377,640)

Class R5
Shares Sold	465	$9,794	1,251	$24,050
Shares Issued for Reinvested Dividends	566	12,405	1,768	32,495
Shares Redeemed	(22)	(427)	(16,898)	(357,155)

Net Increase (Decrease)	1,009	21,772	(13,879)	(300,610)

Class R6
Shares Sold	2,442	$40,557	1,060	$21,715
Shares Issued for Reinvested Dividends	83	1,828	35	650
Shares Redeemed	(7)	(138)	(6)	(133)

Net Increase (Decrease)	2,518	42,247	1,089	22,232

Class Y
Shares Sold	4,605	$100,900	27,388	$566,227
Shares Issued for Reinvested Dividends	1,541	33,830	2,143	39,465
Shares Redeemed	(15,005)	(252,179)	(30,147)	(614,974)

Net Increase (Decrease)	(8,859)	(117,449)	(616)	(9,282)

Class F
Shares Sold	73,685	$1,293,088	106,180	$2,050,010
Shares Issued for Reinvested Dividends	31,266	650,547	350,111	6,128,466
Shares Redeemed	(71,280)	(1,345,114)	(4,395,222)	(84,991,695)

Net Increase (Decrease)	33,671	598,521	(3,938,931)	(76,813,219)

Total Net Increase (Decrease)	(195,220)	$(2,546,012)	(4,331,899)	$(85,484,395)

100

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Small Cap Growth Fund
Class A
Shares Sold	67,086	$2,955,408	143,713	$6,367,732
Shares Issued for Reinvested Dividends	64,624	3,116,821	1,137,942	42,820,742
Shares Redeemed	(341,417)	(14,978,614)	(691,468)	(30,501,386)

Net Increase (Decrease)	(209,707)	(8,906,385)	590,187	18,687,088

Class C
Shares Sold	2,716	$81,188	33,213	$900,484
Shares Issued for Reinvested Dividends	10,908	352,646	236,201	6,042,022
Shares Redeemed	(86,686)	(2,529,670)	(315,783)	(9,391,318)

Net Increase (Decrease)	(73,062)	(2,095,836)	(46,369)	(2,448,812)

Class I
Shares Sold	876,066	$36,508,618	2,177,043	$98,419,282
Shares Issued for Reinvested Dividends	57,457	2,916,489	1,099,491	43,341,934
Shares Redeemed	(864,137)	(37,984,002)	(3,548,369)	(163,047,531)

Net Increase (Decrease)	69,386	1,441,105	(271,835)	(21,286,315)

Class R3
Shares Sold	32,029	$1,318,264	69,866	$2,907,966
Shares Issued for Reinvested Dividends	3,087	146,681	60,131	2,234,481
Shares Redeemed	(68,159)	(3,108,948)	(148,734)	(6,537,096)

Net Increase (Decrease)	(33,043)	(1,644,003)	(18,737)	(1,394,649)

Class R4
Shares Sold	89,522	$4,153,022	285,710	$12,583,104
Shares Issued for Reinvested Dividends	12,210	614,886	297,846	11,687,478
Shares Redeemed	(327,397)	(14,338,460)	(909,172)	(41,585,558)

Net Increase (Decrease)	(225,665)	(9,570,552)	(325,616)	(17,314,976)

Class R5
Shares Sold	148,750	$7,369,134	484,882	$22,426,482
Shares Issued for Reinvested Dividends	21,655	1,157,694	397,887	16,508,317
Shares Redeemed	(403,283)	(20,475,218)	(844,219)	(41,911,678)

Net Increase (Decrease)	(232,878)	(11,948,390)	38,550	(2,976,879)

Class R6
Shares Sold	1,595,672	$87,103,736	827,350	$38,567,669
Shares Issued for Reinvested Dividends	17,777	965,664	205,988	8,674,158
Shares Redeemed	(1,210,213)	(57,385,441)	(479,346)	(23,694,911)

Net Increase (Decrease)	403,236	30,683,959	553,992	23,546,916

Class Y
Shares Sold	724,893	$36,114,370	3,471,469	$173,976,901
Shares Issued for Reinvested Dividends	92,203	5,010,331	1,656,136	69,789,590
Shares Redeemed	(2,455,582)	(133,923,298)	(3,955,235)	(186,437,170)

Net Increase (Decrease)	(1,638,486)	(92,798,597)	1,172,370	57,329,321

Class F
Shares Sold	157,789	$6,198,517	229,925	$10,549,148
Shares Issued for Reinvested Dividends	12,299	626,749	221,268	8,748,931
Shares Redeemed	(176,713)	(8,096,998)	(324,117)	(15,214,484)

Net Increase (Decrease)	(6,625)	(1,271,732)	127,076	4,083,595

Total Net Increase (Decrease)	(1,946,844)	$(96,110,431)	1,819,618	$58,225,289

Small Cap Value Fund
Class A
Shares Sold	286,807	$2,271,219	535,811	$5,599,188
Shares Issued for Reinvested Dividends	292,506	2,936,037	1,345,441	12,452,725
Shares Redeemed	(726,284)	(6,162,891)	(1,175,436)	(12,205,028)

Net Increase (Decrease)	(146,971)	(955,635)	705,816	5,846,885

Class C
Shares Sold	15,230	$109,300	27,521	$250,111
Shares Issued for Reinvested Dividends	26,761	229,881	201,614	1,622,991
Shares Redeemed	(113,018)	(880,553)	(336,158)	(3,016,977)

Net Increase (Decrease)	(71,027)	(541,372)	(107,023)	(1,143,875)

101

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Small Cap Value Fund – (continued)
Class I
Shares Sold	256,421	$2,516,550	290,021	$3,176,128
Shares Issued for Reinvested Dividends	41,551	418,405	101,935	945,995
Shares Redeemed	(195,517)	(1,617,815)	(246,872)	(2,384,735)

Net Increase (Decrease)	102,455	1,317,140	145,084	1,737,388

Class R3
Shares Sold	2,479	$23,399	12,137	$130,291
Shares Issued for Reinvested Dividends	3,512	36,623	12,847	123,296
Shares Redeemed	(1,831)	(19,270)	(5,951)	(64,581)

Net Increase (Decrease)	4,160	40,752	19,033	189,006

Class R4
Shares Sold	575	$5,266	2,596	$26,803
Shares Issued for Reinvested Dividends	226	2,398	493	4,797
Shares Redeemed	(1,623)	(17,252)	(92)	(993)

Net Increase (Decrease)	(822)	(9,588)	2,997	30,607

Class R5
Shares Sold	1,479	$10,000	—	$—
Shares Issued for Reinvested Dividends	69	730	888	8,638
Shares Redeemed	—	—	(2,386)	(24,304)

Net Increase (Decrease)	1,548	10,730	(1,498)	(15,666)

Class R6
Shares Sold	8,639	$84,232	8,510	$91,476
Shares Issued for Reinvested Dividends	665	7,036	253	2,456
Shares Redeemed	(630)	(6,412)	(11)	(110)

Net Increase (Decrease)	8,674	84,856	8,752	93,822

Class Y
Shares Sold	815	$7,479	27,569	$298,131
Shares Issued for Reinvested Dividends	2,671	28,235	11,902	115,661
Shares Redeemed	(17,060)	(175,853)	(32,472)	(375,274)

Net Increase (Decrease)	(13,574)	(140,139)	6,999	38,518

Class F
Shares Sold	229,197	$1,919,449	1,466,457	$14,533,039
Shares Issued for Reinvested Dividends	329,546	3,318,168	1,036,113	9,621,393
Shares Redeemed	(534,978)	(4,128,309)	(619,373)	(6,521,061)

Net Increase (Decrease)	23,765	1,109,308	1,883,197	17,633,371

Total Net Increase (Decrease)	(91,792)	$916,052	2,663,357	$24,410,056

Small Company Fund
Class A
Shares Sold	1,106,331	$21,559,739	1,819,229	$35,427,303
Shares Issued for Reinvested Dividends	956,824	19,433,104	3,082,592	50,462,033
Shares Redeemed	(1,871,411)	(35,782,579)	(2,373,495)	(46,229,828)

Net Increase (Decrease)	191,744	5,210,264	2,528,326	39,659,508

Class C
Shares Sold	60,447	$727,124	124,624	$1,583,364
Shares Issued for Reinvested Dividends	70,385	901,627	252,369	2,718,019
Shares Redeemed	(190,566)	(2,275,987)	(358,239)	(4,604,087)

Net Increase (Decrease)	(59,734)	(647,236)	18,754	(302,704)

Class I
Shares Sold	141,971	$3,077,689	217,227	$4,551,958
Shares Issued for Reinvested Dividends	75,333	1,633,979	279,521	4,855,272
Shares Redeemed	(195,538)	(3,949,014)	(478,368)	(9,730,251)

Net Increase (Decrease)	21,766	762,654	18,380	(323,021)

Class R3
Shares Sold	56,728	$1,115,616	134,256	$2,730,277
Shares Issued for Reinvested Dividends	35,475	793,230	146,146	2,626,237
Shares Redeemed	(146,251)	(3,038,939)	(330,361)	(7,087,474)

Net Increase (Decrease)	(54,048)	(1,130,093)	(49,959)	(1,730,960)

102

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

Small Company Fund – (continued)
Class R4
Shares Sold	85,760	$1,961,774	147,445	$3,466,416
Shares Issued for Reinvested Dividends	31,292	752,892	125,461	2,408,843
Shares Redeemed	(166,327)	(4,025,063)	(280,883)	(6,458,571)

Net Increase (Decrease)	(49,275)	(1,310,397)	(7,977)	(583,312)

Class R5
Shares Sold	17,541	$438,294	62,555	$1,589,279
Shares Issued for Reinvested Dividends	6,152	157,911	19,819	403,513
Shares Redeemed	(28,323)	(695,468)	(55,755)	(1,415,258)

Net Increase (Decrease)	(4,630)	(99,263)	26,619	577,534

Class R6
Shares Sold	642	$16,904	2,145	$54,273
Shares Issued for Reinvested Dividends	220	5,772	1,032	21,469
Shares Redeemed	(3,838)	(103,958)	(553)	(14,301)

Net Increase (Decrease)	(2,976)	(81,282)	2,624	61,441

Class Y
Shares Sold	202,470	$4,987,780	165,468	$4,153,738
Shares Issued for Reinvested Dividends	58,965	1,548,421	252,900	5,260,320
Shares Redeemed	(806,009)	(18,476,307)	(475,656)	(10,480,486)

Net Increase (Decrease)	(544,574)	(11,940,106)	(57,288)	(1,066,428)

Class F
Shares Sold	1,108,287	$22,376,188	4,045,700	$86,904,113
Shares Issued for Reinvested Dividends	518,887	11,316,929	1,153,443	20,116,041
Shares Redeemed	(1,018,964)	(21,480,061)	(1,258,713)	(26,615,628)

Net Increase (Decrease)	608,210	12,213,056	3,940,430	80,404,526

Total Net Increase (Decrease)	106,483	$2,977,597	6,419,909	$116,696,584

(1)	Inception date was February 28, 2019.

13.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 5, 2020. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated ratably by assets based on a Fund’s actual net assets if the Fund has total assets of less than or equal to $1.05 billion and for all other participating funds, based on the notional asset level of $1.05 billion. During and as of the six-month period ended April 30, 2020, none of the Funds had borrowings under this facility.

14.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Recent Accounting Pronouncement:

The FASB issued ASU 2017-08 (the “ASU”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU is effective for public entities for fiscal years beginning after December 15, 2018, and effective for private entities one year later. Management has evaluated the implication of additional disclosure and determined there is no impact to the Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early

103

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of each Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

16.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Companies, on behalf of their respective Funds, dismissed Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal year ended October 31, 2019. EY’s report on the Funds’ financial statements for the fiscal periods ended October 31, 2018 and October 31, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal periods ended on October 31, 2018 and October 31, 2019 and through December 30, 2019 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 6, 2019, the Audit Committee of each Company’s Board of Directors participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the fiscal year ended October 31, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by each Company or the Board of Directors with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

17.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2020, events and transactions subsequent to April 30, 2020, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

PwC serves as the Funds’ Independent Registered Public Accounting Firm for the fiscal year ended October 31, 2020.

The affects to public health, business and market conditions resulting from the coronavirus (COVID-19) pandemic that escalated during the first quarter of 2020 and has extended into the second quarter of 2020 may have a significant negative impact on the performance of the Funds’ investments. The extent and duration of this impact is currently unclear.

104

Hartford Domestic Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

105

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2020), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2020

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with the Funds’ sub-adviser.

MFSAR-DE20    06/20    217383    Printed in U.S.A.

HARTFORDFUNDS
Our benchmark is the investor.®

Hartford International/ Global Equity Funds

Semi-Annual Report

April 30, 2020 (Unaudited)

[1] Formerly, Hartford Environmental Opportunities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds' website (hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, by calling 1-888-843-7824. Your election to receive reports in paper will apply to all Hartford Funds held in your account if you invest through your financial intermediary or directly with a Fund.

If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

Dear Shareholders:

Thank you for investing in Hartford International/Global Equity Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2019 through April 30, 2020.

Market Review

During the six months ended April 30, 2020, U.S. stocks, as measured by the S&P 500 Index,1 lost 3.16%. The results for the period reflect the volatility and uncertainty that continued to grip markets under the shadow of the ongoing coronavirus disease (COVID-19) pandemic, as global authorities grappled with rising infection rates, overwhelmed hospitals, and devastated economies shut down by social distancing.

Prior to the initial COVID-19 outbreak in China, “normal” macro events dominated the headlines. The new United States-Mexico-Canada Agreement signed in early 2020 was seen as a potential positive for North American trade. Tensions around the U.S.-China trade dispute subsided with the signing in January 2020 of a Phase One agreement on tariffs and trade reforms. In the U.S., investors appeared to take the impeachment trial of President Trump in stride.

But starting in March, the expanding coronavirus pandemic devastated the world’s economies, triggering a global recession, record U.S. unemployment, extreme market volatility, and the end of the longest bull market in U.S. economic history.

Through March and April, global economic leaders, including the U.S. Federal Reserve (Fed), responded quickly. In adopting a vigorous “whatever-it-takes” rescue strategy, the Fed acted to inject liquidity into the markets by reducing interest rates to near zero, and by pledging nearly $2.3 trillion in purchases of U.S. Treasuries, agency-backed securities, corporate bonds, and municipal fixed-income issues. On the fiscal side, the U.S. government unveiled a series of policy initiatives designed to reduce layoffs, assist small businesses, and stabilize stressed-out healthcare systems.

On March 27, 2020, the U.S. Congress enacted a $2 trillion economic stimulus package—the largest fiscal rescue package in U.S. history—providing some $350 billion in small-business loans to cover salaries, rent, paid leave, and other necessities. That loan package was quickly depleted by a crush of applicants, requiring a subsequent second round of small-business loan financing.

By April 30, 2020, some state and local governments were carefully weighing the gradual lifting of the stay-at-home orders that had been put in place in an effort to control the spread of the virus.

Needless to say, it’s impossible to predict how or when the economic and social damages caused by this global pandemic will be fully repaired. In these uncertain times, it’s more important than ever to maintain a strong relationship with your financial professional.

Thank you again for investing in Hartford International/Global Equity Funds. For the most up-to-date information on our complete selection of funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.
The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

Hartford International/Global Equity Funds

Hartford Climate Opportunities Fund (formerly, Hartford Environmental Opportunities Fund)

Fund Overview

April 30, 2020 (Unaudited)

Inception 02/29/2016

Sub-advised by Wellington Management Company LLP and Schroder Investment Management North America Inc. (Schroder Investment Management North America Limited serves as a sub-sub-adviser)

Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	Since Inception[2]
Class A3	-7.15%	-2.51%	7.18%
Class A4	-12.26%	-7.87%	5.73%
Class C3	-7.64%	-2.84%	6.93%
Class C5	-8.54%	-3.78%	6.93%
Class I3	-7.05%	-2.15%	7.48%
Class R3[3]	-7.03%	-1.30%	7.43%
Class R4[3]	-7.03%	-2.20%	7.32%
Class R5[3]	-7.05%	-2.03%	7.44%
Class R6[3]	-7.04%	-1.94%	7.56%
Class Y3	-7.09%	-2.07%	7.51%
Class F3	-6.97%	-2.08%	7.53%
MSCI ACWI Index (Net)	-7.68%	-4.96%	8.97%
MSCI Global Environment Index (Net)	0.67%	3.51%	11.52%

[1]	Not Annualized
[2]	Inception: 02/29/2016
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management served as the Fund’s only sub-adviser.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.80%	1.19%
Class C	2.55%	1.94%
Class I	1.50%	0.89%
Class R3	2.13%	1.41%
Class R4	1.83%	1.11%
Class R5	1.53%	0.81%
Class R6	1.41%	0.69%
Class Y	1.52%	0.79%
Class F	1.41%	0.69%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund’s performance depends on the ability of the Investment Manager in selecting, overseeing, and allocating Fund assets to the sub-advisers. The sub-advisers’ investment styles may not be complementary. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Focus on investments that involve climate change opportunities or sustainable and environmental initiatives may result in foregoing certain investments and underperformance comparative to funds that do not have a similar focus. • There are risks of focusing investments in securities of companies in the utilities and industrials sectors which may cause the Fund’s performance to be sensitive to developments in those sectors.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.8%
Consumer Discretionary	11.3
Consumer Staples	1.3
Financials	4.1
Health Care	1.8
Industrials	34.7
Information Technology	19.5
Materials	5.8
Real Estate	3.7
Utilities	13.4

Total	97.4%

Short-Term Investments	4.0
Other Assets & Liabilities	(1.4)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Emerging Markets Equity Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 05/31/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	-13.38%	-15.09%	-0.94%	-0.84%
Class A4	-18.14%	-19.76%	-2.05%	-1.47%
Class C3	-13.75%	-15.76%	-1.68%	-1.58%
Class C5	-14.60%	-16.59%	-1.68%	-1.58%
Class I3	-13.26%	-14.97%	-0.63%	-0.51%
Class R3[3]	-13.62%	-15.41%	-1.22%	-1.11%
Class R4[3]	-13.42%	-15.11%	-0.93%	-0.82%
Class R5[3]	-13.21%	-14.83%	-0.73%	-0.58%
Class R6[3]	-13.25%	-14.77%	-0.50%	-0.42%
Class Y3	-13.26%	-14.97%	-0.56%	-0.45%
Class F3	-13.13%	-14.76%	-0.52%	-0.45%
MSCI Emerging Markets Index (Net)	-10.50%	-12.00%	-0.10%	-0.20%

[1]	Not Annualized
[2]	Inception: 05/31/2011
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Performance information prior to 5/7/15 reflects when the Fund pursued a modified investment strategy.

Operating Expenses*	Gross	Net
Class A	1.51%	1.46%
Class C	2.35%	2.21%
Class I	1.21%	1.21%
Class R3	1.82%	1.71%
Class R4	1.52%	1.46%
Class R5	1.22%	1.16%
Class R6	1.10%	0.99%
Class Y	1.21%	1.11%
Class F	1.10%	0.99%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	13.7%
Consumer Discretionary	13.5
Consumer Staples	7.5
Energy	5.3
Financials	20.7
Health Care	2.9
Industrials	5.7
Information Technology	15.3
Materials	7.1
Real Estate	1.5
Utilities	3.2

Total	96.4%

Short-Term Investments	3.5
Other Assets & Liabilities	0.1

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Global Impact Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 02/28/2017 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	Since Inception[2]
Class A3	-11.43%	-5.33%	5.48%
Class A4	-16.30%	-10.53%	3.61%
Class C3	-11.71%	-5.87%	4.87%
Class C5	-12.59%	-6.81%	4.87%
Class I3	-11.24%	-4.93%	5.91%
Class R3[3]	-11.46%	-5.44%	5.52%
Class R4[3]	-11.30%	-5.16%	5.65%
Class R5[3]	-11.27%	-4.98%	5.84%
Class R6[3]	-11.27%	-4.91%	5.93%
Class Y3	-11.19%	-4.89%	5.90%
Class F3	-11.12%	-4.84%	5.97%
MSCI ACWI Index (Net)	-7.68%	-4.96%	5.14%

[1]	Not Annualized
[2]	Inception: 02/28/2017
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.71%	1.19%
Class C	2.50%	1.94%
Class I	1.33%	0.89%
Class R3	1.97%	1.41%
Class R4	1.67%	1.11%
Class R5	1.37%	0.81%
Class R6	1.26%	0.69%
Class Y	1.36%	0.79%
Class F	1.25%	0.69%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Investing in companies that seek to address major social and environmental challenges may cause the Fund to forego certain investment opportunities and underperform funds that do not have a similar focus.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.9%
Consumer Discretionary	3.0
Financials	0.7
Health Care	22.1
Industrials	15.4
Information Technology	23.7
Materials	2.0
Real Estate	12.1
Utilities	8.8

Total	96.7%

Short-Term Investments	5.4
Other Assets & Liabilities	(2.1)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford International Equity Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 06/30/2008 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-14.29%	-12.91%	-0.36%	3.47%
Class A3	-19.00%	-17.70%	-1.48%	2.89%
Class C2	-14.64%	-13.49%	-1.12%	2.71%
Class C4	-15.48%	-14.34%	-1.12%	2.71%
Class I2	-14.17%	-12.57%	-0.03%	3.85%
Class R3[2]	-14.48%	-13.18%	-0.66%	3.21%
Class R4[2]	-14.30%	-12.84%	-0.38%	3.51%
Class R5[2]	-14.22%	-12.66%	-0.12%	3.82%
Class R6[2]	-14.13%	-12.53%	0.16%	3.98%
Class Y2	-14.26%	-12.66%	0.05%	3.92%
Class F2	-14.13%	-12.52%	0.06%	3.90%
MSCI ACWI ex USA Index (Net)	-13.22%	-11.51%	-0.17%	2.89%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical expense waivers/reimbursements without which performance would have been lower.

Performance information prior to 8/13/15 reflects when the Fund pursued a modified investment strategy.

Classes A, C, and I of the Fund are closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

Operating Expenses*	Gross	Net
Class A	0.97%	0.97%
Class C	1.71%	1.71%
Class I	0.63%	0.63%
Class R3	1.24%	1.24%
Class R4	0.96%	0.96%
Class R5	0.65%	0.65%
Class R6	0.54%	0.54%
Class Y	0.65%	0.65%
Class F	0.54%	0.54%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund’s strategy for allocating assets among portfolio management teams may not work as intended.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.6%
Consumer Discretionary	10.5
Consumer Staples	9.1
Energy	2.9
Financials	16.9
Health Care	10.1
Industrials	11.5
Information Technology	11.7
Materials	5.9
Real Estate	3.3
Utilities	3.2

Total	95.7%

Short-Term Investments	5.0
Other Assets & Liabilities	(0.7)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

The Hartford International Growth Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment Objective – The Fund seeks capital appreciation

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-7.01%	-4.96%	2.20%	6.03%
Class A3	-12.12%	-10.19%	1.05%	5.43%
Class C2	-7.32%	-5.67%	1.43%	5.24%
Class C4	-8.25%	-6.61%	1.43%	5.24%
Class I2	-6.88%	-4.68%	2.51%	6.37%
Class R3[2]	-7.09%	-5.21%	1.91%	5.82%
Class R4[2]	-6.99%	-4.93%	2.21%	6.15%
Class R5[2]	-6.86%	-4.62%	2.52%	6.48%
Class R6[2]	-6.75%	-4.53%	2.64%	6.55%
Class Y2	-6.88%	-4.66%	2.57%	6.52%
Class F2	-6.80%	-4.53%	2.58%	6.41%
MSCI ACWI ex USA Growth Index (Net)	-6.10%	-2.38%	2.91%	4.85%
MSCI ACWI ex USA Index (Net)	-13.22%	-11.51%	-0.17%	2.89%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.39%	1.31%
Class C	2.16%	2.06%
Class I	1.01%	1.01%
Class R3	1.64%	1.58%
Class R4	1.34%	1.28%
Class R5	1.03%	1.01%
Class R6	0.92%	0.86%
Class Y	1.03%	0.96%
Class F	0.92%	0.86%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund may focus on investments in particular sectors, geographic regions or countries, so it may be more exposed to risks and volatility than a fund holding more geographically diverse investments. • The Fund’s strategy for allocating assets among portfolio management teams may not work as intended. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.8%
Consumer Discretionary	14.6
Consumer Staples	10.1
Financials	12.5
Health Care	14.4
Industrials	11.5
Information Technology	19.2
Materials	0.9
Real Estate	2.3
Utilities	1.2

Total	97.5%

Short-Term Investments	4.4
Other Assets & Liabilities	(1.9)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

The Hartford International Opportunities Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-11.87%	-10.85%	-0.27%	3.60%
Class A3	-16.72%	-15.75%	-1.39%	3.02%
Class C2	-12.16%	-11.45%	-1.00%	2.84%
Class C4	-13.04%	-12.33%	-1.00%	2.84%
Class I2	-11.71%	-10.51%	0.05%	3.95%
Class R3[2]	-12.00%	-11.06%	-0.53%	3.35%
Class R4[2]	-11.90%	-10.86%	-0.24%	3.66%
Class R5[2]	-11.76%	-10.56%	0.06%	3.98%
Class R6[2]	-11.73%	-10.49%	0.15%	4.08%
Class Y2	-11.71%	-10.46%	0.14%	4.07%
Class F2	-11.70%	-10.44%	0.12%	3.99%
MSCI ACWI ex USA Index (Net)	-13.22%	-11.51%	-0.17%	2.89%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/7/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.13%	1.13%
Class C	1.89%	1.89%
Class I	0.80%	0.80%
Class R3	1.42%	1.42%
Class R4	1.12%	1.12%
Class R5	0.81%	0.81%
Class R6	0.71%	0.71%
Class Y	0.81%	0.77%
Class F	0.71%	0.71%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund’s focus on investments in particular sectors, geographic regions or countries may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	12.1%
Consumer Discretionary	13.7
Consumer Staples	8.4
Energy	1.6
Financials	11.6
Health Care	10.3
Industrials	13.9
Information Technology	11.6
Materials	3.3
Real Estate	5.1
Utilities	6.9

Total	98.5%

Short-Term Investments	1.4
Other Assets & Liabilities	0.1

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

The Hartford International Value Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 05/28/2010 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	-25.34%	-24.19%	-2.76%	4.38%
Class A4	-29.45%	-28.36%	-3.85%	3.79%
Class C3	-25.60%	-24.76%	-3.41%	3.67%
Class C5	-26.33%	-25.50%	-3.41%	3.67%
Class I3	-25.17%	-23.93%	-2.42%	4.75%
Class R3[3]	-25.45%	-24.47%	-3.06%	4.09%
Class R4[3]	-25.33%	-24.24%	-2.75%	4.42%
Class R5[3]	-25.19%	-24.00%	-2.45%	4.73%
Class R6[3]	-25.16%	-23.89%	-2.35%	5.00%
Class Y3	-25.15%	-23.93%	-2.36%	4.99%
Class F3	-25.18%	-23.93%	-2.37%	4.78%
MSCI EAFE Value Index (Net)	-21.28%	-20.48%	-3.66%	2.64%
MSCI EAFE Index (Net)	-14.21%	-11.34%	-0.17%	4.84%

[1]	Not Annualized
[2]	Inception: 05/28/2010
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 2/28/19. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

Operating Expenses*	Gross	Net
Class A	1.20%	1.20%
Class C	1.95%	1.95%
Class I	0.91%	0.91%
Class R3	1.55%	1.55%
Class R4	1.26%	1.26%
Class R5	0.96%	0.96%
Class R6	0.84%	0.84%
Class Y	0.92%	0.90%
Class F	0.84%	0.84%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	11.7%
Consumer Discretionary	12.7
Consumer Staples	1.9
Energy	11.3
Financials	22.6
Health Care	2.2
Industrials	12.1
Information Technology	6.9
Materials	11.8
Real Estate	2.1
Utilities	1.3

Total	96.6%

Short-Term Investments	3.8
Other Assets & Liabilities	(0.4)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

Hartford International/Global Equity Funds

Benchmark Glossary (Unaudited)

MSCI All Country World (ACWI) ex USA Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall growth style characteristics across developed market countries (excluding the United States) and emerging market countries.

MSCI All Country World (ACWI) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

MSCI All Country World (ACWI) Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets and emerging markets countries.

MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed market countries, excluding the U.S. and Canada.

MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed market countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across emerging market countries.

MSCI Global Environment Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to maximize its exposure to Clean Technology environmental themes. The MSCI Global Environment Index is comprised of companies that focus on offering products or services that contribute to a more environmentally sustainable economy by making a more efficient use of limited global natural resources.

9

Hartford International/Global Equity Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2019 through April 30, 2020. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (front-end sales loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Annualized expense ratio
Hartford Climate Opportunities Fund

Class A	$1,000.00	$928.50	$5.32	$1,000.00	$1,019.34	$5.57	1.11%
Class C	$1,000.00	$923.60	$9.28	$1,000.00	$1,015.22	$9.72	1.94%
Class I	$1,000.00	$929.50	$3.98	$1,000.00	$1,020.74	$4.17	0.83%
Class R3	$1,000.00	$929.70	$3.93	$1,000.00	$1,020.79	$4.12	0.82%
Class R4	$1,000.00	$929.70	$4.17	$1,000.00	$1,020.54	$4.37	0.87%
Class R5	$1,000.00	$929.50	$3.65	$1,000.00	$1,021.08	$3.82	0.76%
Class R6	$1,000.00	$929.60	$3.31	$1,000.00	$1,021.43	$3.47	0.69%
Class Y	$1,000.00	$929.10	$3.74	$1,000.00	$1,020.99	$3.92	0.78%
Class F	$1,000.00	$930.30	$3.31	$1,000.00	$1,021.43	$3.47	0.69%

Hartford Emerging Markets Equity Fund

Class A	$1,000.00	$866.20	$6.54	$1,000.00	$1,017.85	$7.07	1.41%
Class C	$1,000.00	$862.50	$10.19	$1,000.00	$1,013.92	$11.02	2.20%
Class I	$1,000.00	$867.40	$5.11	$1,000.00	$1,019.39	$5.52	1.10%
Class R3	$1,000.00	$863.80	$7.69	$1,000.00	$1,016.61	$8.32	1.66%
Class R4	$1,000.00	$865.80	$6.45	$1,000.00	$1,017.95	$6.97	1.39%
Class R5	$1,000.00	$867.90	$5.11	$1,000.00	$1,019.39	$5.52	1.10%
Class R6	$1,000.00	$867.50	$4.55	$1,000.00	$1,019.99	$4.92	0.98%
Class Y	$1,000.00	$867.40	$5.06	$1,000.00	$1,019.44	$5.47	1.09%
Class F	$1,000.00	$868.70	$4.55	$1,000.00	$1,019.99	$4.92	0.98%

10

Hartford International/Global Equity Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Annualized expense ratio
Hartford Global Impact Fund

Class A	$1,000.00	$885.70	$3.84	$1,000.00	$1,020.79	$4.12	0.82%
Class C	$1,000.00	$882.90	$7.35	$1,000.00	$1,017.06	$7.87	1.57%
Class I	$1,000.00	$887.60	$2.35	$1,000.00	$1,022.38	$2.51	0.50%
Class R3	$1,000.00	$885.40	$4.88	$1,000.00	$1,019.69	$5.22	1.04%
Class R4	$1,000.00	$887.00	$3.52	$1,000.00	$1,021.13	$3.77	0.75%
Class R5	$1,000.00	$887.30	$2.16	$1,000.00	$1,022.58	$2.31	0.46%
Class R6	$1,000.00	$887.30	$1.97	$1,000.00	$1,022.78	$2.11	0.42%
Class Y	$1,000.00	$888.10	$1.97	$1,000.00	$1,022.78	$2.11	0.42%
Class F	$1,000.00	$888.80	$1.60	$1,000.00	$1,023.17	$1.71	0.34%

Hartford International Equity Fund

Class A	$1,000.00	$857.10	$4.53	$1,000.00	$1,019.99	$4.92	0.98%
Class C	$1,000.00	$853.60	$8.11	$1,000.00	$1,016.11	$8.82	1.76%
Class I	$1,000.00	$858.30	$2.91	$1,000.00	$1,021.73	$3.17	0.63%
Class R3	$1,000.00	$855.20	$5.72	$1,000.00	$1,018.70	$6.22	1.24%
Class R4	$1,000.00	$857.00	$4.25	$1,000.00	$1,020.29	$4.62	0.92%
Class R5	$1,000.00	$857.80	$2.86	$1,000.00	$1,021.78	$3.12	0.62%
Class R6	$1,000.00	$858.70	$2.50	$1,000.00	$1,022.18	$2.72	0.54%
Class Y	$1,000.00	$857.40	$2.96	$1,000.00	$1,021.68	$3.22	0.64%
Class F	$1,000.00	$858.70	$2.45	$1,000.00	$1,022.23	$2.66	0.53%

The Hartford International Growth Fund

Class A	$1,000.00	$929.90	$6.24	$1,000.00	$1,018.40	$6.52	1.30%
Class C	$1,000.00	$926.80	$9.82	$1,000.00	$1,014.67	$10.27	2.05%
Class I	$1,000.00	$931.20	$4.51	$1,000.00	$1,020.19	$4.72	0.94%
Class R3	$1,000.00	$929.10	$7.48	$1,000.00	$1,017.11	$7.82	1.56%
Class R4	$1,000.00	$930.10	$6.05	$1,000.00	$1,018.60	$6.32	1.26%
Class R5	$1,000.00	$931.40	$4.56	$1,000.00	$1,020.14	$4.77	0.95%
Class R6	$1,000.00	$932.50	$4.08	$1,000.00	$1,020.64	$4.27	0.85%
Class Y	$1,000.00	$931.20	$4.56	$1,000.00	$1,020.14	$4.77	0.95%
Class F	$1,000.00	$932.00	$4.08	$1,000.00	$1,020.64	$4.27	0.85%

The Hartford International Opportunities Fund

Class A	$1,000.00	$881.30	$5.24	$1,000.00	$1,019.29	$5.62	1.12%
Class C	$1,000.00	$878.40	$8.87	$1,000.00	$1,015.42	$9.52	1.90%
Class I	$1,000.00	$882.90	$3.65	$1,000.00	$1,020.99	$3.92	0.78%
Class R3	$1,000.00	$880.00	$6.54	$1,000.00	$1,017.90	$7.02	1.40%
Class R4	$1,000.00	$881.00	$5.19	$1,000.00	$1,019.34	$5.57	1.11%
Class R5	$1,000.00	$882.40	$3.74	$1,000.00	$1,020.89	$4.02	0.80%
Class R6	$1,000.00	$882.70	$3.28	$1,000.00	$1,021.38	$3.52	0.70%
Class Y	$1,000.00	$882.90	$3.51	$1,000.00	$1,021.13	$3.77	0.75%
Class F	$1,000.00	$883.00	$3.28	$1,000.00	$1,021.38	$3.52	0.70%

The Hartford International Value Fund

Class A	$1,000.00	$746.60	$5.30	$1,000.00	$1,018.80	$6.12	1.22%
Class C	$1,000.00	$744.00	$8.63	$1,000.00	$1,014.97	$9.97	1.99%
Class I	$1,000.00	$748.30	$4.00	$1,000.00	$1,020.29	$4.62	0.92%
Class R3	$1,000.00	$745.50	$6.73	$1,000.00	$1,017.16	$7.77	1.55%
Class R4	$1,000.00	$746.70	$5.25	$1,000.00	$1,018.85	$6.07	1.21%
Class R5	$1,000.00	$748.10	$4.04	$1,000.00	$1,020.24	$4.67	0.93%
Class R6	$1,000.00	$748.40	$3.65	$1,000.00	$1,020.69	$4.22	0.84%
Class Y	$1,000.00	$748.50	$3.91	$1,000.00	$1,020.39	$4.52	0.90%
Class F	$1,000.00	$748.20	$3.65	$1,000.00	$1,020.69	$4.22	0.84%

11

Hartford Climate Opportunities Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4%
	Austria - 0.3%
1,818	Lenzing AG	$103,910

	Belgium - 0.9%
7,840	Umicore S.A.	339,789

	Brazil - 0.8%
67,440	Cia de Saneamento do Parana	318,727

	Canada - 0.4%
3,875	Nutrien Ltd.	138,386

	Chile - 0.6%
22,572	Antofagasta plc	231,135

	China - 4.6%
2,103	Alibaba Group Holding Ltd. ADR*	426,215
654,000	China Everbright International Ltd.	378,205
1,195,209	China Longyuan Power Group Corp. Ltd. Class H	597,400
7,379	JinkoSolar Holding Co., Ltd. ADR*(1)	116,736
247,800	Xinjiang Goldwind Science & Technology Co., Ltd. Class H	242,967

		1,761,523

	Denmark - 3.2%
2,116	Orsted A/S(2)	213,738
2,176	Rockwool International A/S Class B	457,307
6,313	Vestas Wind Systems A/S	542,117

		1,213,162

	France - 3.1%
6,262	Alstom S.A.	256,861
16,420	Cie de Saint-Gobain	436,902
5,005	Schneider Electric SE	462,523

		1,156,286

	Germany - 4.8%
5,110	Bayerische Motoren Werke AG	300,597
16,856	Infineon Technologies AG	313,368
2,893	Knorr-Bremse AG	269,059
2,118	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	463,893
5,071	Siemens AG	467,968

		1,814,885

	Ireland - 1.4%
4,673	Kingspan Group plc	238,122
3,204	Trane Technologies plc	280,094

		518,216

	Italy - 1.0%
6,587	Carel Industries S.p.A.(2)	98,170
14,555	Prysmian S.p.A.	274,623

		372,793

	Japan - 9.7%
2,900	Daifuku Co., Ltd.	202,944
3,760	Daikin Industries Ltd.	482,524
3,100	East Japan Railway Co.	226,362
21,365	Fujitsu General Ltd.	353,723
600	Keyence Corp.	214,207
12,900	Kubota Corp.	160,201
20,335	Kyudenko Corp.	570,132
13,000	Nabtesco Corp.	372,000
26,345	Sekisui Chemical Co., Ltd.	333,899
2,100	Shimano, Inc.	309,447
14,200	Sumitomo Forestry Co., Ltd.	175,428
4,500	Toyota Motor Corp.	278,221

		3,679,088

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4% - (continued)
	Netherlands - 2.1%
7,704	Aalberts N.V.	$216,942
7,290	Alfen Beheer B.V.*(2)	209,990
24,684	Arcadis N.V.	383,839

		810,771

	Norway - 1.3%
55,851	NEL ASA*	68,354
83,004	Norsk Hydro ASA	210,570
6,742	Tomra Systems ASA	224,015

		502,939

	South Korea - 1.9%
7,744	Samsung Electronics Co., Ltd.	318,414
1,747	Samsung SDI Co., Ltd.	412,704

		731,118

	Spain - 4.2%
25,695	Atlantica Yield plc	615,138
54,121	Iberdrola S.A.	538,384
29,569	Siemens Gamesa Renewable Energy S.A.	439,860

		1,593,382

	Sweden - 1.7%
11,249	Hexagon AB Class B	552,010
4,477	Nibe Industrier AB Class B	83,527

		635,537

	Switzerland - 1.8%
18,158	ABB Ltd.	344,680
4,832	Swiss Re AG	351,124

		695,804

	Taiwan - 1.0%
80,000	Chroma ATE, Inc.	368,646

	United Kingdom - 6.7%
54,376	Calisen plc*	126,700
3,676	Croda International plc	225,411
46,593	ITM Power plc*	91,368
61,281	National Grid plc	718,137
113,918	Smart Metering Systems plc	858,009
9,606	Spectris plc	323,921
38,676	Trainline plc*(2)	184,848

		2,528,394

	United States - 45.9%
514	Alphabet, Inc. Class A*	692,204
337	Amazon.com, Inc.*	833,738
2,861	Aptiv plc	198,983
3,758	Aspen Technology, Inc.*	384,256
10,943	Avangrid, Inc.	470,549
4,098	Ball Corp.	268,788
1,607	Beyond Meat, Inc.*(1)	159,077
6,478	Cognex Corp.	357,845
13,391	CoreLogic, Inc.	514,482
5,721	Cree, Inc.*	246,747
4,241	Danaher Corp.	693,234
5,454	Deere & Co.	791,157
4,680	Eaton Corp. plc	390,780
1,258	Ecolab, Inc.	243,423
8,435	Eversource Energy	680,704
20,065	First Solar, Inc.*	883,061
4,896	FMC Corp.	449,942
25,615	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	716,964
3,129	Hubbell, Inc.	389,341
1,965	IPG Photonics Corp.*	254,133
7,064	Itron, Inc.*	493,208

The accompanying notes are an integral part of these financial statements.

12

Hartford Climate Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4% - (continued)
	United States - 45.9% - (continued)
1,924	Kansas City Southern	$251,178
10,764	Kroger Co.	340,250
2,626	Lindsay Corp.	236,340
1,580	Microsoft Corp.	283,152
2,166	Moody’s Corp.	528,287
1,833	NextEra Energy, Inc.	423,643
5,512	Owens Corning	239,000
795	S&P Global, Inc.	232,840
16,561	Skyline Champion Corp.*	326,417
43,485	Sunnova Energy International, Inc.*	547,911
725	Tesla, Inc.*	566,863
3,808	Texas Instruments, Inc.	441,995
13,010	TPI Composites, Inc.*	228,065
10,824	Trimble, Inc.*	374,835
2,054	Union Pacific Corp.	328,209
2,266	Verisk Analytics, Inc.	346,313
4,162	Waste Management, Inc.	416,283
31,003	Weyerhaeuser Co., REIT	678,036
7,118	Xylem, Inc.	511,784

		17,414,017

	Total Common Stocks (cost $38,402,857)	$36,928,508

SHORT-TERM INVESTMENTS - 4.0%
	Other Investment Pools & Funds - 3.3%
719,239	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.19%(3)	$719,239
512,680	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.14%(3)	512,680

		1,231,919

	Securities Lending Collateral - 0.7%
13,391	Citibank NA DDCA, 0.04%, 5/1/2020(3)	13,391
123,102	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(3)	123,102
74,795	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(3)	74,795
55,996	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(3)	55,996

		267,284

	Total Short-Term Investments (cost $1,499,203)	$1,499,203

Total Investments (cost $39,902,060)	101.4%	$38,427,711
Other Assets and Liabilities	(1.4)%	(521,524)

Total Net Assets	100.0%	$37,906,187

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $706,746, representing 1.9% of net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

13

Hartford Climate Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Austria	$103,910	$—	$103,910	$—
Belgium	339,789	—	339,789	—
Brazil	318,727	318,727	—	—
Canada	138,386	138,386	—	—
Chile	231,135	—	231,135	—
China	1,761,523	542,951	1,218,572	—
Denmark	1,213,162	—	1,213,162	—
France	1,156,286	—	1,156,286	—
Germany	1,814,885	—	1,814,885	—
Ireland	518,216	518,216	—	—
Italy	372,793	98,170	274,623	—
Japan	3,679,088	—	3,679,088	—
Netherlands	810,771	383,839	426,932	—
Norway	502,939	—	502,939	—
South Korea	731,118	—	731,118	—
Spain	1,593,382	615,138	978,244	—
Sweden	635,537	—	635,537	—
Switzerland	695,804	—	695,804	—
Taiwan	368,646	—	368,646	—
United Kingdom	2,528,394	984,709	1,543,685	—
United States	17,414,017	17,414,017	—	—
Short-Term Investments	1,499,203	1,499,203	—	—

Total	$38,427,711	$22,513,356	$15,914,355	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

14

Hartford Emerging Markets Equity Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.5%
	Argentina - 0.4%
31,194	Banco BBVA Argentina S.A. ADR	$81,416
18,503	Banco Macro S.A. ADR	301,784
107,921	Grupo Financiero Galicia S.A. ADR	768,398

		1,151,598

	Brazil - 3.9%
139,366	Banco do Brasil S.A.	730,416
103,688	Cosan S.A.	1,150,542
141,289	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	413,378
288,324	JBS S.A.	1,264,026
66,800	Natura & Co. Holding S.A.	436,333
102,333	Qualicorp Consultoria e Corretora de Seguros S.A.	487,775
96,200	Raia Drogasil S.A.	1,853,627
216,302	TIM Participacoes S.A.	507,551
108,000	Transmissora Alianca de Energia Eletrica S.A.	546,167
225,000	Vale S.A.	1,856,139
248,300	WEG S.A.	1,823,701
96,900	YDUQS Part	540,818

		11,610,473

	Chile - 0.4%
7,109,673	Enel Americas S.A.	1,166,637

	China - 34.8%
9,730,131	Agricultural Bank of China Ltd. Class H	4,047,558
79,079	Alibaba Group Holding Ltd. ADR*	16,026,941
440,821	Anhui Conch Cement Co., Ltd. Class H	3,476,040
191,685	ANTA Sports Products Ltd.	1,632,395
345,000	BAIC Motor Corp. Ltd. Class H(1)	150,934
22,031	Baidu, Inc. ADR*	2,223,589
14,261,205	Bank of China Ltd. Class H	5,429,280
2,672,224	Bank of Communications Co., Ltd. Class H	1,693,404
707,100	Baoshan Iron & Steel Co., Ltd. Class A	484,703
54,000	Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	300,247
20,600	Changchun High & New Technology Industry, Inc. Class A	1,714,619
2,066,345	China Cinda Asset Management Co., Ltd. Class H	400,493
1,444,137	China CITIC Bank Corp. Ltd. Class H	705,510
5,331,102	China Construction Bank Corp. Class H	4,279,079
1,379,000	China Everbright Bank Co., Ltd. Class H	585,183
320,000	China Lesso Group Holdings Ltd.	458,550
88,000	China Life Insurance Co., Ltd. Class H	187,677
121,200	China Literature Ltd.*(1)	541,024
918,000	China Medical System Holdings Ltd.	1,080,643
2,087,112	China National Building Material Co., Ltd. Class H	2,607,107
984,948	China Oilfield Services Ltd. Class H	767,190
598,036	China Petroleum & Chemical Corp. Class H	298,069
307,758	China Shenhua Energy Co., Ltd. Class H	545,220
484,000	China Shipping Development Co., Ltd. Class H	316,853
707,000	Country Garden Services Holdings Co., Ltd.	3,266,461
412,500	CSC Financial Co., Ltd. Class H(1)	378,096
769,677	Daqin Railway Co., Ltd. Class A	780,900
42,500	ENN Energy Holdings Ltd.	479,080
185,300	Fujian Sunner Development Co., Ltd. Class A	565,527
242,500	Gemdale Corp. Class A	455,933
730,000	Great Wall Motor Co., Ltd. Class H	488,046
8,935	GSX Techedu, Inc. ADR*(2)	353,469
1,282,016	Haitong Securities Co., Ltd. Class H	1,160,635
410,030	Henan Shuanghui Investment & Development Co., Ltd. Class A	2,331,416
99,171	Huaxin Cement Co., Ltd. Class A	368,235
582,446	Industrial & Commercial Bank of China Ltd. Class H	390,535
459,100	Industrial Bank Co., Ltd. Class A	1,072,437
80,384	JD.com, Inc. ADR*	3,464,550
796,100	Jinke Properties Group Co., Ltd. Class A	887,726

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.5% - (continued)
	China - 34.8% - (continued)
105,400	Luxshare Precision Industry Co., Ltd. Class A	$695,004
23,284	Luzhou Laojiao Co., Ltd. Class A	258,194
65,700	Muyuan Foodstuff Co., Ltd. Class A	1,176,065
12,782	NetEase, Inc. ADR	4,409,279
325,829	New China Life Insurance Co., Ltd. Class H	1,128,903
166,800	New Hope Liuhe Co., Ltd. Class A	770,580
18,483	New Oriental Education & Technology Group, Inc. ADR*	2,359,540
6,721,098	People’s Insurance Co., Group of China Ltd. Class H	2,199,686
1,205,426	PICC Property & Casualty Co., Ltd. Class H	1,153,527
241,000	Q Technology Group Co., Ltd.*	288,353
529,441	Sany Heavy Industry Co., Ltd. Class A	1,453,517
203,750	Shandong Gold Mining Co., Ltd. Class H(1)	606,010
6,000	Shenzhen Goodix Technology Co., Ltd. Class A	198,307
587,249	Sinotruk Hong Kong Ltd.	1,190,672
240,880	Tencent Holdings Ltd.	12,662,925
346,758	Tianneng Power International Ltd.(2)	339,388
85,814	Vipshop Holdings Ltd. ADR*	1,367,017
534,666	Weichai Power Co., Ltd. Class H	939,413
243,771	Wens Foodstuffs Group Co., Ltd. Class A	1,036,427
65,500	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	332,433
55,216	Wuliangye Yibin Co., Ltd. Class A	1,050,490
245,521	Yanzhou Coal Mining Co., Ltd. Class H	186,537
137,745	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(1)	519,457
67,600	Zhejiang NHU Co., Ltd. Class A	259,190
338,400	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	273,964

		103,250,232

	Greece - 0.1%
30,205	Hellenic Telecommunications Organization S.A.	399,053

	Hong Kong - 5.8%
1,594,000	Bosideng International Holdings Ltd.	432,159
515,500	China Mobile Ltd.	4,144,134
1,075,499	China Resources Cement Holdings Ltd.	1,463,436
5,887,769	China Unicom Hong Kong Ltd.	3,807,810
3,841,471	CITIC Ltd.	3,989,763
298,000	Ever Sunshine Lifestyle Services Group Ltd.	421,980
304,601	Sino Biopharmaceutical Ltd.	443,986
1,244,500	Sun Art Retail Group Ltd.	2,071,942
44,000	Vinda International Holdings Ltd.	131,725
1,168,302	Yuexiu Property Co., Ltd.	222,129

		17,129,064

	Hungary - 0.4%
38,309	OTP Bank Nyrt	1,134,559

	India - 8.6%
74,281	AU Small Finance Bank Ltd.(1)	532,665
27,762	Bajaj Finance Ltd.	848,843
12,555	Bajaj Finserv Ltd.	845,202
55,194	Balkrishna Industries Ltd.	674,560
45,580	Bata India Ltd.	822,987
70,421	Bharti Airtel Ltd.*	479,576
179,701	Bharti Infratel Ltd.	415,759
285,017	Canara Bank*	329,960
487,180	Coal India Ltd.	952,645
346,794	HCL Technologies Ltd.	2,487,169
134,803	Housing Development Finance Corp. Ltd.	3,409,815
253,976	Indiabulls Housing Finance Ltd.	442,255
346,399	Indraprastha Gas Ltd.	2,194,206
27,949	Infosys Ltd.	261,243
14,364	Ipca Laboratories Ltd.	306,253
93,988	Mahanagar Gas Ltd.	1,211,314

The accompanying notes are an integral part of these financial statements.

15

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.5% - (continued)
	India - 8.6% - (continued)
644,901	Manappuram Finance Ltd.	$1,139,205
34,726	Multi Commodity Exchange of India Ltd.	490,966
160,786	Muthoot Finance Ltd.	1,843,231
10,541	NIIT Technologies Ltd.	167,481
484,444	NMDC Ltd.	513,642
2,348,913	Oil & Natural Gas Corp. Ltd.	2,485,644
472,228	Power Finance Corp. Ltd.	596,210
248,287	REC Ltd.	313,286
48,699	Shriram Transport Finance Co., Ltd.	499,537
50,781	Tech Mahindra Ltd.	365,221
337,595	Wipro Ltd.	857,102

		25,485,977

	Indonesia - 0.4%
4,935,894	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	722,651
203,150	Gudang Garam Tbk PT	617,536

		1,340,187

	Malaysia - 1.3%
478,181	Genting Bhd	462,458
212,024	MISC Bhd	386,617
1,094,607	RHB Bank Bhd	1,204,609
397,852	Sime Darby Bhd	184,288
952,700	Top Glove Corp. Bhd	1,605,623

		3,843,595

	Mexico - 1.5%
1,127,000	America Movil S.A.B. de C.V. Class L	680,848
1,213,412	Fibra Uno Administracion S.A. de C.V. REIT	1,007,443
17,003	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,093,803
560,700	Grupo Mexico S.A.B. de C.V. Class B	1,192,310
427,858	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	604,480

		4,578,884

	Pakistan - 0.3%
1,187,354	Oil & Gas Development Co., Ltd.	780,548

	Philippines - 0.1%
10,585	PLDT, Inc.	268,277

	Poland - 0.9%
15,258	CD Projekt S.A.	1,335,816
19,739	Dino Polska S.A.*(1)	834,758
226,085	Orange Polska S.A.*	383,926

		2,554,500

	Qatar - 1.0%
282,658	Barwa Real Estate Co.	222,011
243,334	Commercial Bank QSC	267,926
239,212	Ooredoo QSC	418,481
54,186	Qatar Electricity & Water Co. QSC	224,015
78,536	Qatar Fuel QSC	344,877
301,220	Qatar National Bank QPSC	1,420,746

		2,898,056

	Russia - 3.6%
59,611	LUKOIL PJSC ADR	3,888,887
144,620	MMC Norilsk Nickel PJSC ADR	4,011,445
292,400	Surgutneftegas PJSC ADR	1,454,170
1,401,618	VTB Bank PJSC GDR	1,314,767

		10,669,269

	South Africa - 2.9%
18,352	AngloGold Ashanti Ltd. ADR	447,605
173,987	Clicks Group Ltd.	2,165,603
74,394	Exxaro Resources Ltd.	431,874
102,515	Investec Ltd.	213,497
13,632	Kumba Iron Ore Ltd.	256,564
159,737	Life Healthcare Group Holdings Ltd.	153,916

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.5% - (continued)
	South Africa - 2.9% - (continued)
442,825	MTN Group Ltd.	$1,163,681
16,001	Naspers Ltd. Class N	2,490,530
2,996,083	Redefine Properties Ltd. REIT	368,802
530,106	Sibanye Stillwater Ltd.*	1,079,917

		8,771,989

	South Korea - 12.4%
42,709	BNK Financial Group, Inc.	177,613
2,954	Daelim Industrial Co., Ltd.	213,143
30,129	DB HiTek Co., Ltd.	662,404
130,364	DGB Financial Group, Inc.	565,911
4,408	F&F Co., Ltd.	386,981
31,918	GS Engineering & Construction Corp.	666,441
33,057	Hana Financial Group, Inc.	754,625
6,685	Hyundai Department Store Co., Ltd.	398,867
20,335	Hyundai Mobis Co., Ltd.	2,874,966
4,493	Hyundai Motor Co.	347,275
107,014	Industrial Bank of Korea	697,129
96,083	KB Financial Group, Inc.	2,749,060
118,640	Kia Motors Corp.	2,897,746
9,570	Korea Investment Holdings Co., Ltd.	396,211
78,469	KT Corp. ADR	769,781
3,356	NCSoft Corp.	1,778,173
4,328	Orion Corp/Republic of Korea	443,388
9,992	POSCO	1,509,845
325,974	Samsung Electronics Co., Ltd.	13,403,245
4,098	Seegene, Inc.	308,652
96,445	Shinhan Financial Group Co., Ltd.	2,445,127
11,276	SK Telecom Co., Ltd.	1,959,811
48,977	Woori Financial Group, Inc.	339,187

		36,745,581

	Taiwan - 11.2%
657,381	Asia Cement Corp.	965,758
349,000	Elan Microelectronics Corp.	1,121,055
1,699,000	Fubon Financial Holding Co., Ltd.	2,402,351
91,000	Grape King Bio Ltd.	602,681
1,560,000	Hon Hai Precision Industry Co., Ltd.	4,009,148
176,920	King Yuan Electronics Co., Ltd.	212,071
265,086	Lite-On Technology Corp.	411,930
128,959	MediaTek, Inc.	1,780,721
108,000	Phison Electronics Corp.	1,024,873
36,000	Pixart Imaging, Inc.	210,714
231,000	Powertech Technology, Inc.	772,478
292,919	Radiant Opto-Electronics Corp.	961,360
258,733	Realtek Semiconductor Corp.	2,215,615
533,000	Shin Kong Financial Holding Co., Ltd.	151,738
142,516	Shin Zu Shing Co., Ltd.*	625,366
1,373,436	SinoPac Financial Holdings Co., Ltd.	559,008
148,000	TaiDoc Technology Corp.	943,069
959,176	Taiwan Semiconductor Manufacturing Co., Ltd.	9,675,972
82,000	Tripod Technology Corp.	289,739
334,000	TXC Corp.	719,893
3,651,724	United Microelectronics Corp.	1,889,274
34,000	Win Semiconductors Corp.	303,945
57,000	Yageo Corp.	737,485
995,704	Yuanta Financial Holding Co., Ltd.	567,530

		33,153,774

	Thailand - 3.7%
402,400	Bangkok Bank PCL	1,283,251
141,300	Carabao Group PCL	345,007
1,316,400	Charoen Pokphand Foods PCL	1,098,526
175,573	Electricity Generating PCL	1,551,966
845,200	Gulf Energy Development PCL	1,012,255
999,471	Krung Thai Bank PCL	330,531

The accompanying notes are an integral part of these financial statements.

16

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.5% - (continued)
	Thailand - 3.7% - (continued)
813,800	Osotspa PCL	$1,043,817
1,256,467	PTG Energy PCL	535,906
685,599	PTT Exploration & Production PCL	1,790,546
565,300	PTT PCL	620,249
604,700	Thai Beverage PCL	294,340
867,700	Thanachart Capital PCL	985,565

		10,891,959

	Turkey - 1.1%
41,351	Migros Ticaret AS*	174,738
284,550	Tekfen Holding AS	580,133
178,175	Turkiye Garanti Bankasi AS*	212,602
683,894	Turkiye Halk Bankasi AS*(2)	508,799
892,248	Turkiye Is Bankasi AS Class C*	633,369
1,702,776	Turkiye Vakiflar Bankasi TAO Class D*	1,104,523

		3,214,164

	United Arab Emirates - 0.7%
2,249,481	Aldar Properties PJSC	1,098,060
641,759	Emaar Properties PJSC	470,647
240,669	Emirates NBD Bank PJSC	559,162

		2,127,869

	Total Common Stocks (cost $294,483,983)	$283,166,245

PREFERRED STOCKS - 0.9%
	Brazil - 0.9%
166,700	Cia de Transmissao de Energia Eletrica Paulista*	$595,631
31,700	Cia Paranaense de Energia*	317,122
224,900	Telefonica Brasil S.A.*	1,887,987

		2,800,740

	Total Preferred Stocks (cost $4,258,130)	$2,800,740

	Total Long-Term Investments (cost $298,742,113)	$285,966,985

SHORT-TERM INVESTMENTS - 3.5%
	Other Investment Pools & Funds - 3.3%
9,573,471	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.19%(3)	$9,573,471

	Securities Lending Collateral - 0.2%
31,861	Citibank NA DDCA, 0.04%, 5/1/2020(3)	31,861
292,899	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(3)	292,899

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 3.5% - (continued)
	Securities Lending Collateral - 0.2% - (continued)
177,962	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(3)	$177,962
133,235	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(3)	133,235

		635,957

	Total Short-Term Investments (cost $10,209,428)	$10,209,428

Total Investments (cost $308,951,541)	99.9%	$296,176,413
Other Assets and Liabilities	0.1%	342,874

Total Net Assets	100.0%	$296,519,287

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $3,562,944, representing 1.2% of net assets.

(2)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Market Index Future	94	06/19/2020	$4,257,730	$52,305

Total futures contracts				$52,305

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

17

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$1,151,598	$1,151,598	$—	$—
Brazil	11,610,473	11,610,473	—	—
Chile	1,166,637	1,166,637	—	—
China	103,250,232	30,204,385	73,045,847	—
Greece	399,053	—	399,053	—
Hong Kong	17,129,064	—	17,129,064	—
Hungary	1,134,559	—	1,134,559	—
India	25,485,977	—	25,485,977	—
Indonesia	1,340,187	—	1,340,187	—
Malaysia	3,843,595	—	3,843,595	—
Mexico	4,578,884	4,578,884	—	—
Pakistan	780,548	—	780,548	—
Philippines	268,277	—	268,277	—
Poland	2,554,500	—	2,554,500	—
Qatar	2,898,056	—	2,898,056	—
Russia	10,669,269	—	10,669,269	—
South Africa	8,771,989	3,847,041	4,924,948	—
South Korea	36,745,581	769,781	35,975,800	—
Taiwan	33,153,774	—	33,153,774	—
Thailand	10,891,959	9,314,368	1,577,591	—
Turkey	3,214,164	1,301,534	1,912,630	—
United Arab Emirates	2,127,869	—	2,127,869	—
Preferred Stocks	2,800,740	2,800,740	—	—
Short-Term Investments	10,209,428	10,209,428	—	—
Futures Contracts(2)	52,305	52,305	—	—

Total	$296,228,718	$77,007,174	$219,221,544	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

18

Hartford Global Impact Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Australia - 2.2%
134,849	SEEK Ltd.	$1,505,491

	Bangladesh - 1.3%
307,236	GrameenPhone Ltd.	862,645

	Brazil - 5.3%
75,800	Hapvida Participacoes e Investimentos S.A.(1)	730,972
29,217	Pagseguro Digital Ltd. Class A*	740,067
44,988	StoneCo Ltd. Class A*	1,186,783
184,000	YDUQS Part	1,026,941

		3,684,763

	Canada - 2.6%
38,567	Brookfield Renewable Partners L.P.(2)	1,820,915

	Denmark - 1.9%
15,221	Vestas Wind Systems A/S	1,307,075

	France - 5.3%
22,065	Nexity S.A.	676,816
17,506	Schneider Electric SE	1,617,771
29,910	Suez	338,319
47,905	Veolia Environnement S.A.(2)	1,021,260

		3,654,166

	Germany - 4.8%
17,588	LEG Immobilien AG	2,019,188
25,878	Vonovia SE	1,279,637

		3,298,825

	India - 0.7%
48,991	Shriram Transport Finance Co., Ltd.	502,532

	Japan - 2.6%
8,200	Eisai Co., Ltd.	572,450
72,048	Katitas Co., Ltd.	1,257,414

		1,829,864

	Kenya - 1.8%
4,631,800	Safaricom plc	1,229,150

	Luxembourg - 1.7%
45,212	Millicom International Cellular S.A.	1,174,883

	Netherlands - 6.3%
11,590	Koninklijke DSM N.V.	1,420,492
40,683	Koninklijke Philips N.V.	1,773,473
57,671	Signify N.V.(1)	1,173,970

		4,367,935

	South Africa - 1.9%
194,128	Vodacom Group Ltd.	1,290,521

	South Korea - 1.8%
5,368	Samsung SDI Co., Ltd.	1,268,114

	Spain - 1.6%
10,844	Acciona S.A.	1,074,800

	Switzerland - 1.8%
18,676	Landis+Gyr Group AG*	1,261,190

	Taiwan - 1.9%
96,433	MediaTek, Inc.	1,331,588

	United Kingdom - 3.3%
20,187	Genus plc	867,279
48,573	Hikma Pharmaceuticals plc	1,446,700

		2,313,979

	United States - 47.9%
34,560	Advanced Drainage Systems, Inc.	1,401,062
25,254	Agilent Technologies, Inc.	1,935,972
42,180	Avangrid, Inc.	1,813,740
21,489	Baxter International, Inc.	1,907,793

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	United States - 47.9% - (continued)
22,778	Blackbaud, Inc.	$1,258,712
17,696	Boston Properties, Inc. REIT	1,719,697
48,179	Covanta Holding Corp.	374,833
13,901	Danaher Corp.	2,272,257
34,658	First Solar, Inc.*	1,525,299
3,724	Illumina, Inc.*	1,188,068
48,385	Invitae Corp.*	800,772
22,972	Itron, Inc.*	1,603,905
49,354	Johnson Controls International plc	1,436,695
112,061	Laureate Education, Inc. Class A*	1,061,218
38,044	Mimecast Ltd.*	1,556,000
103,352	Nuance Communications, Inc.*	2,087,710
27,981	Rapid7, Inc.*	1,274,535
21,950	Square, Inc. Class A*	1,429,823
10,276	Sun Communities, Inc. REIT	1,381,094
48,943	Upwork, Inc.*	407,695
10,759	Watts Water Technologies, Inc. Class A	886,542
28,564	Xylem, Inc.	2,053,752
14,143	Zoetis, Inc.	1,828,831

		33,206,005

	Total Common Stocks (cost $70,875,410)	$66,984,441

SHORT-TERM INVESTMENTS - 5.4%
	Other Investment Pools & Funds - 2.7%
1,895,721	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(3)	$1,895,721

	Securities Lending Collateral - 2.7%
94,880	Citibank NA DDCA, 0.04%, 5/1/2020(3)	94,880
872,232	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(3)	872,232
529,959	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(3)	529,959
396,762	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(3)	396,762

		1,893,833

	Total Short-Term Investments (cost $3,789,554)	$3,789,554

Total Investments (cost $74,664,964)	102.1%	$70,773,995
Other Assets and Liabilities	(2.1)%	(1,485,172)

Total Net Assets	100.0%	$69,288,823

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $1,904,942, representing 2.7% of net assets.

The accompanying notes are an integral part of these financial statements.

19

Hartford Global Impact Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

(2)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$1,505,491	$—	$1,505,491	$—
Bangladesh	862,645	862,645	—	—
Brazil	3,684,763	3,684,763	—	—
Canada	1,820,915	1,820,915	—	—
Denmark	1,307,075	—	1,307,075	—
France	3,654,166	—	3,654,166	—
Germany	3,298,825	—	3,298,825	—
India	502,532	—	502,532	—
Japan	1,829,864	—	1,829,864	—
Kenya	1,229,150	—	1,229,150	—
Luxembourg	1,174,883	—	1,174,883	—
Netherlands	4,367,935	—	4,367,935	—
South Africa	1,290,521	1,290,521	—	—
South Korea	1,268,114	—	1,268,114	—
Spain	1,074,800	—	1,074,800	—
Switzerland	1,261,190	—	1,261,190	—
Taiwan	1,331,588	—	1,331,588	—
United Kingdom	2,313,979	—	2,313,979	—
United States	33,206,005	33,206,005	—	—
Short-Term Investments	3,789,554	3,789,554	—	—

Total	$70,773,995	$44,654,403	$26,119,592	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

20

Hartford International Equity Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2%
	Argentina - 0.2%
2,866	MercadoLibre, Inc.*	$1,672,340
39,118	YPF S.A. ADR	150,213

		1,822,553

	Australia - 1.1%
106,110	BHP Group Ltd.	2,166,162
55,548	Commonwealth Bank of Australia	2,243,944
363,720	Goodman Group REIT	3,097,888
336,780	Resolute Mining Ltd.*(1)	200,650
255,456	Western Areas Ltd.	360,093

		8,068,737

	Austria - 0.1%
20,207	Erste Group Bank AG	437,943
45,375	Zumtobel Group AG*	293,106

		731,049

	Belgium - 0.7%
19,549	Ageas	704,627
71,735	AGFA-Gevaert N.V.*	284,166
25,704	bpost S.A.	179,351
49,200	Groupe Bruxelles Lambert S.A.(1)	3,935,796
26,600	Orange Belgium S.A.	442,481

		5,546,421

	Brazil - 1.7%
231,602	B3 S.A. - Brasil Bolsa Balcao	1,636,321
475,067	Localiza Rent a Car S.A.	2,986,914
101,098	Lojas Renner S.A.	713,723
144,325	Magazine Luiza S.A.	1,319,067
118,864	Pagseguro Digital Ltd. Class A*	3,010,825
86,112	TOTVS S.A.	936,671
303,780	Vale S.A. ADR	2,506,185

		13,109,706

	Canada - 5.3%
134,041	Advantage Oil & Gas Ltd.*	217,632
57,212	ARC Resources Ltd.	241,269
39,241	Bank of Montreal(1)	1,995,104
79,168	Bank of Nova Scotia	3,173,659
56,170	Barrick Gold Corp.	1,445,864
42,706	Cameco Corp.	424,621
82,531	Canadian National Railway Co.	6,825,061
46,456	CCL Industries, Inc. Class B	1,452,136
78,122	Centerra Gold, Inc.	624,662
49,818	CGI, Inc.*	3,177,085
46,570	Descartes Systems Group, Inc.*	1,957,549
43,443	Eldorado Gold Corp.*	411,405
55,984	IAMGOLD Corp.*	196,504
85,728	Imperial Oil Ltd.	1,385,123
45,798	Intact Financial Corp.	4,358,534
94,929	Kinross Gold Corp.*	627,481
34,808	Northern Dynasty Minerals Ltd.*(1)	20,005
54,396	Royal Bank of Canada	3,346,334
168,136	SEMAFO, Inc.*	422,771
136,162	Smart REIT(1)	2,085,545
60,800	Toronto-Dominion Bank	2,540,413
32,708	Tourmaline Oil Corp.	324,272
192,180	Trican Well Service Ltd.*(1)	80,078
423,516	Tricon Capital Group, Inc.	2,461,471
85,347	Uranium Participation Corp.*	300,442

		40,095,020

	Chile - 0.2%
222,920	Empresas COPEC S.A.	1,393,217

	China - 9.4%
1,357,703	361 Degrees International Ltd.	205,993

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2% - (continued)
	China - 9.4% - (continued)
19,486	58.com, Inc. ADR*	$1,012,298
85,688	Alibaba Group Holding Ltd.*	2,174,694
62,017	Alibaba Group Holding Ltd. ADR*	12,568,985
710,459	AMVIG Holdings Ltd.	135,806
6,622,849	Bank of China Ltd. Class H	2,521,337
1,688,178	China BlueChemical Ltd. Class H	251,973
1,658,419	China Longyuan Power Group Corp. Ltd. Class H	828,926
914,228	China Machinery Engineering Corp. Class H	250,839
2,757,254	China Telecom Corp. Ltd. Class H	952,356
4,438,000	China Tower Corp. Ltd. Class H(2)	987,651
449,000	CNOOC Ltd.	496,424
1,394,097	CSPC Pharmaceutical Group Ltd.	2,759,916
1,617,193	Daphne International Holdings Ltd.*	27,200
1,338,393	Dongfeng Motor Group Co., Ltd. Class H	887,705
82,900	ENN Energy Holdings Ltd.	934,487
316,369	Guangdong Tapai Group Co., Ltd. Class A	589,648
4,373,792	Industrial & Commercial Bank of China Ltd. Class H	2,932,668
129,894	Jiangsu Hengrui Medicine Co., Ltd. Class A	1,689,337
436,309	Kingsoft Corp. Ltd.*	1,498,375
166,420	Livzon Pharmaceutical Group, Inc. Class A	928,433
175,870	Midea Group Co., Ltd. Class A	1,317,868
481,865	Ping An Insurance Group Co., of China Ltd. Class H	4,903,583
32,665	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,170,320
287,151	Sunny Optical Technology Group Co., Ltd.	3,998,726
25,180	TAL Education Group ADR*	1,364,504
281,184	Tencent Holdings Ltd.	14,781,683
82,422	Trip.com Group Ltd. ADR*	2,123,191
348,000	Vatti Corp. Ltd. Class A	552,732
154,463	Wuxi Biologics Cayman, Inc.*(2)	2,404,435
215,570	Yonyou Network Technology Co., Ltd. Class A	1,398,428
33,294	Zai Lab Ltd. ADR*	2,088,200

		70,738,721

	Cyprus - 0.2%
111,996	TCS Group Holding plc GDR	1,556,744

	Denmark - 0.7%
1,073	AP Moller - Maersk A/S Class B	1,067,906
38,436	D/S Norden A/S*	540,218
2,108	Drilling Co.*	49,597
32,294	DSV Panalpina A/S	3,355,353

		5,013,074

	Finland - 0.2%
314,543	Nokia Oyj	1,133,907

	France - 8.7%
29,595	Accor S.A.(1)	823,285
41,119	Airbus SE*	2,603,593
38,745	Alstom S.A.	1,589,280
155,768	AXA S.A.	2,769,009
34,894	BNP Paribas S.A.	1,096,241
36,962	Capgemini SE	3,474,826
128,066	Cie de Saint-Gobain	3,407,568
28,224	Criteo S.A. ADR*	280,264
101,211	Danone S.A.	7,054,106
173,452	Elior Group S.A.(1)(2)	1,145,610
224,001	Engie S.A.	2,430,312
12,360	Imerys S.A.	387,765
12,689	L’Oreal S.A.	3,689,214
6,710	LVMH Moet Hennessy Louis Vuitton SE	2,594,036
35,945	Metropole Television S.A.	400,098
278,103	Orange S.A.	3,378,683
24,452	Pernod Ricard S.A.	3,733,713
27,765	Quadient	383,429
21,746	Renault S.A.	428,498

The accompanying notes are an integral part of these financial statements.

21

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2% - (continued)
	France - 8.7% - (continued)
97,733	Rexel S.A.	$912,804
3,990	Safran S.A.	370,954
85,811	Schneider Electric SE(1)	7,929,995
9,622	SCOR SE	271,097
47,405	Societe Generale S.A.	743,738
1,355	Sopra Steria Group	160,433
94,342	Television Francaise 1 S.A.	461,900
15,621	Thales S.A.	1,182,996
112,126	Total S.A.	3,979,618
40,212	UBISOFT Entertainment S.A.*	2,991,041
11,683	Vicat S.A.	327,873
41,806	Vinci S.A.	3,424,828
11,643	Worldline S.A.*(2)	788,572

		65,215,379

	Germany - 4.2%
36,325	Allianz SE	6,684,935
33,542	Brenntag AG	1,518,712
95,499	CECONOMY AG*	244,460
34,163	Daimler AG	1,168,477
10,191	Hamburger Hafen und Logistik AG	165,813
165,160	Infineon Technologies AG	3,070,477
19,607	Merck KGaA	2,275,557
19,664	Metro AG	171,810
25,122	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,502,327
19,210	Rheinmetall AG	1,300,117
51,798	RWE AG	1,490,109
33,968	Salzgitter AG	453,821
12,742	Volkswagen AG	1,772,809
49,411	Vonovia SE	2,443,317
69,887	Zalando SE*(2)	3,425,418

		31,688,159

	Greece - 0.3%
121,191	Hellenic Telecommunications Organization S.A.	1,601,113
79,463	OPAP S.A.	711,775

		2,312,888

	Hong Kong - 4.0%
878,841	AIA Group Ltd.	8,065,798
475,777	Alibaba Health Information Technology Ltd.*	1,138,062
438,277	China Gas Holdings Ltd.	1,594,775
147,954	China Mobile Ltd.	1,189,411
737,500	China Overseas Land & Investment Ltd.	2,724,285
1,452,877	China Unicom Hong Kong Ltd.	939,622
120,054	CK Asset Holdings Ltd.	758,590
216,000	CST Group Ltd.*	697
112,553	Dah Sing Financial Holdings Ltd.	371,284
13,900,301	G-Resources Group Ltd.*	79,025
263,717	Galaxy Entertainment Group Ltd.	1,696,097
1,415,385	Hong Kong & China Gas Co., Ltd.	2,536,652
93,171	Hong Kong Exchanges & Clearing Ltd.	2,987,261
110,600	Link REIT	985,915
2,864,605	Pacific Basin Shipping Ltd.	350,946
1,094,084	Sands China Ltd.	4,429,394

		29,847,814

	Hungary - 0.1%
344,488	Magyar Telekom Telecommunications plc	428,293

	India - 0.8%
163,444	Canara Bank*	189,217
34,899	HDFC Bank Ltd. ADR	1,512,872
116,494	ICICI Bank Ltd.	584,431
84,525	Kotak Mahindra Bank Ltd.	1,517,955
1,254,082	Nava Bharat Ventures Ltd.	626,438

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2% - (continued)
	India - 0.8% - (continued)
3,913	Nestle India Ltd.	$922,061
60,133	NTPC Ltd.	75,335
414,697	Oil & Natural Gas Corp. Ltd.	438,836
127,205	Zee Entertainment Enterprises Ltd.	266,603

		6,133,748

	Indonesia - 0.2%
935,688	Bank Central Asia Tbk PT	1,620,789
2,104,554	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	99,604

		1,720,393

	Ireland - 1.8%
411,450	AIB Group plc*	569,372
292,828	Bank of Ireland Group plc	600,912
1,271,710	Cairn Homes plc	1,182,140
75,815	CRH plc	2,300,120
59,981	Experian plc	1,801,251
747,321	Glenveagh Properties plc*(2)	464,873
869,021	Hibernia plc REIT	1,118,519
21,832	Linde plc*	4,025,895
47,820	Smurfit Kappa Group plc	1,498,021

		13,561,103

	Italy - 1.7%
43,693	Assicurazioni Generali S.p.A.	623,352
66,440	BPER Banca	164,262
363,557	Davide Campari-Milano S.p.A.(1)	2,825,694
142,761	Eni S.p.A.	1,359,988
21,595	Ferrari N.V.	3,375,197
102,621	Geox S.p.A.(1)	82,045
74,125	Moncler S.p.A.	2,787,610
158,830	Saipem S.p.A.*	407,663
119,100	UniCredit S.p.A.*	919,782

		12,545,593

	Japan - 14.8%
17,800	Aisan Industry Co., Ltd.	94,389
96,133	Aozora Bank Ltd.	1,710,794
147,530	Astellas Pharma, Inc.	2,440,020
39,040	Avex, Inc.	295,495
7,050	Benesse Holdings, Inc.	200,766
23,670	Canon, Inc.	497,902
11,550	Cawachi Ltd.	273,114
17,612	Central Japan Railway Co.	2,771,326
61,690	Chiyoda Corp.*(1)	138,927
15,530	Chubu Steel Plate Co., Ltd.	91,330
28,730	Chugai Pharmaceutical Co., Ltd.	3,424,665
158,450	Citizen Watch Co., Ltd.	559,225
6,870	CMIC Holdings Co., Ltd.	98,911
30,720	Cosel Co., Ltd.	257,094
60,740	Dai-ichi Life Holdings, Inc.	761,207
44,530	DeNA Co., Ltd.	548,168
75,766	East Japan Railway Co.	5,532,431
39,588	Eisai Co., Ltd.	2,763,676
12,280	Enplas Corp.	257,816
33,930	Exedy Corp.	546,684
8,860	FANUC Corp.	1,446,069
29,725	Fuji Media Holdings, Inc.	295,274
5,295	Fujitsu Ltd.	514,401
62,770	Funai Electric Co., Ltd.*	259,646
10,335	Gendai Agency, Inc.	24,353
36,960	GMO Payment Gateway, Inc.	3,294,958
168,090	Gree, Inc.	660,813
30,790	Hisaka Works Ltd.	211,213
87,200	Honda Motor Co., Ltd.	2,117,578
40,800	Ichiyoshi Securities Co., Ltd.	170,828

The accompanying notes are an integral part of these financial statements.

22

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2% - (continued)
	Japan - 14.8% - (continued)
127,580	Inpex Corp.	$823,541
20,580	Isuzu Motors Ltd.	156,399
13,960	Japan Petroleum Exploration Co., Ltd.	239,937
404,500	Japan Post Bank Co., Ltd.	3,755,857
42,910	Japan Steel Works Ltd.	526,797
67,170	JGC Holdings Corp.	648,646
39,130	JSR Corp.	736,076
21,485	Kao Corp.	1,656,843
108,200	KDDI Corp.	3,133,934
92,300	Kirin Holdings Co., Ltd.	1,781,227
39,660	Kyoei Steel Ltd.	503,965
32,170	Maxell Holdings Ltd.	295,944
3,580	Melco Holdings, Inc.	83,173
12,560	Miraial Co., Ltd.	127,163
149,520	Mitsubishi Estate Co., Ltd.	2,418,954
15,611	Mitsubishi Heavy Industries Ltd.	400,323
131,140	Mitsubishi Motors Corp.	371,636
676,749	Mitsubishi UFJ Financial Group, Inc.	2,734,066
58,490	Nakayama Steel Works Ltd.	204,848
20,430	Neturen Co., Ltd.(1)	110,823
158,040	Nexon Co., Ltd.	2,551,711
88,700	NGK Insulators Ltd.	1,160,446
79,065	Nichicon Corp.	521,071
60,110	Nikon Corp.	559,132
32,810	Nippon Chemi-Con Corp.	370,062
56,364	Nippon Television Holdings, Inc.	629,602
81,900	Nipro Corp.	916,022
52,400	Nishimatsuya Chain Co., Ltd.	414,546
475,725	Nissan Motor Co., Ltd.	1,619,268
14,390	Nitto Denko Corp.	718,830
60,810	NOK Corp.	708,185
177,230	Nomura Holdings, Inc.	735,436
209,608	NTT DOCOMO, Inc.	6,177,404
15,200	OKUMA Corp.	573,113
15,450	Pacific Metals Co., Ltd.	238,185
262,180	Resona Holdings, Inc.	818,797
24,390	Sanyo Shokai Ltd.	203,662
73,008	Secom Co., Ltd.	6,075,670
12,980	Shimamura Co., Ltd.	818,342
27,517	Shin-Etsu Chemical Co., Ltd.	3,035,180
56,870	Shiseido Co., Ltd.	3,343,569
70,970	SoftBank Group Corp.	3,041,959
256,195	Sony Financial Holdings, Inc.	4,856,598
53,528	Sumitomo Mitsui Financial Group, Inc.	1,407,638
33,100	Sumitomo Mitsui Trust Holdings, Inc.	963,764
36,340	Sumitomo Riko Co., Ltd.	194,342
40,200	Suzuki Motor Corp.	1,282,993
26,600	Sysmex Corp.	1,837,720
143,454	T&D Holdings, Inc.	1,239,982
30,030	Tachi-S Co., Ltd.	262,731
49,760	Takeda Pharmaceutical Co., Ltd.	1,794,417
22,340	THK Co., Ltd.	534,034
95,800	Tochigi Bank Ltd.	138,209
44,530	Tokai Rika Co., Ltd.	567,293
19,750	Tokyo Seimitsu Co., Ltd.	638,851
91,710	Tokyo Steel Manufacturing Co., Ltd.	583,890
41,000	Toppan Forms Co., Ltd.	360,193
8,276	Toshiba Machine Co., Ltd.	162,813
46,670	Toyo Engineering Corp.*	163,292
158,175	Toyo Tire Corp.	1,852,112
34,940	Toyoda Gosei Co., Ltd.	650,766
25,950	Toyota Boshoku Corp.	323,981
35,780	TV Asahi Holdings Corp.	531,141
47,560	Unipres Corp.	417,076
27,950	Ushio, Inc.	294,723

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2% - (continued)
	Japan - 14.8% - (continued)
48,480	Xebio Holdings Co., Ltd.	$400,857
30,030	Yamato Kogyo Co., Ltd.	589,330
7,640	Yodogawa Steel Works Ltd.	120,202
205,531	Z Holdings Corp.	793,211

		111,161,576

	Luxembourg - 0.1%
14,474	RTL Group S.A.	481,999

	Malaysia - 1.1%
604,617	CIMB Group Holdings Bhd	483,440
908,877	Kuala Lumpur Kepong Bhd	4,416,859
802,228	Public Bank Bhd	3,048,921

		7,949,220

	Netherlands - 4.0%
91,688	ABN Amro Bank N.V.(2)	703,334
3,695	Adyen N.V.*(2)	3,649,107
32,365	Akzo Nobel N.V.	2,456,174
4,395	Argenx SE ADR*	643,824
13,735	ASML Holding N.V.	4,011,791
39,893	Fugro N.V.*(1)	149,435
80,474	Heineken N.V.(1)	6,845,106
182,866	ING Groep N.V.	1,024,559
106,357	Koninklijke Philips N.V.	4,636,365
80,005	NN Group N.V.	2,314,349
278,834	PostNL N.V.	480,445
69,757	Royal Dutch Shell plc Class A	1,148,496
125,675	Royal Dutch Shell plc Class B	2,011,885

		30,074,870

	New Zealand - 0.5%
304,669	a2 Milk Co., Ltd.*	3,593,133

	Norway - 0.2%
62,556	Equinor ASA	866,201
304,321	Norsk Hydro ASA	772,019

		1,638,220

	Russia - 1.2%
126,388	Gazprom PJSC ADR	640,024
34,692	LUKOIL PJSC ADR	2,263,228
39,930	Sberbank of Russia PJSC ADR	423,914
109,375	Surgutneftegas PJSC ADR	543,946
310,349	VEON Ltd.	530,697
118,049	Yandex N.V. Class A*	4,459,891

		8,861,700

	South Africa - 0.4%
68,597	Gold Fields Ltd.	510,609
117,813	Harmony Gold Mining Co., Ltd. ADR*	426,483
44,906	Impala Platinum Holdings Ltd.	267,831
75,334	MTN Group Ltd.	197,967
633,490	Nampak Ltd.*	56,926
202,165	Raubex Group Ltd.	187,054
257,405	Standard Bank Group Ltd.	1,418,293

		3,065,163

	South Korea - 2.8%
80,156	DGB Financial Group, Inc.	347,958
23,803	Hankook Tire & Technology Co., Ltd.	417,616
32,069	KB Financial Group, Inc.	917,536
13,515	KIWOOM Securities Co., Ltd.	829,727
46,658	KT Corp.	916,229
1,693	LG Household & Health Care Ltd.	1,919,855
2,728	NCSoft Corp.	1,445,428
226,087	Samsung Electronics Co., Ltd.	9,296,138
32,863	Shinhan Financial Group Co., Ltd.	833,161
62,062	SK Hynix, Inc.	4,270,955

The accompanying notes are an integral part of these financial statements.

23

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2% - (continued)
	South Korea - 2.8% - (continued)
72,864	Tongyang Life Insurance Co., Ltd.	$177,147

		21,371,750

	Spain - 2.6%
466,713	CaixaBank S.A.	839,675
154,622	Cellnex Telecom S.A.(2)	8,087,468
754,210	Iberdrola S.A.	7,502,711
93,511	Industria de Diseno Textil S.A.	2,395,040
110,931	Prosegur Cia de Seguridad S.A.	244,648
607,751	Unicaja Banco S.A.(2)	328,841

		19,398,383

	Sweden - 1.1%
233,114	Assa Abloy AB Class B	4,173,190
2,210	Klarna Holding AB(3)(4)(5)	505,624
150,881	Qliro Group AB*	68,091
21,279	Spotify Technology S.A.*	3,225,258

		7,972,163

	Switzerland - 8.8%
29,053	Adecco Group AG	1,271,380
27,447	Alcon, Inc.*	1,448,570
42,807	Coca-Cola HBC AG	1,084,675
37,727	GAM Holding AG*	79,204
7,366	Geberit AG	3,294,096
6,320	Implenia AG	258,501
82,668	Julius Baer Group Ltd.	3,246,799
18,528	Kuehne + Nagel International AG	2,650,287
36,131	LafargeHolcim Ltd.*	1,500,627
6,608	Lonza Group AG*	2,885,486
24,357	Nestle S.A.	2,579,650
142,821	Novartis AG	12,188,123
3,970	Partners Group Holding AG	3,128,519
22,420	Roche Holding AG	7,763,987
11,146	Schindler Holding AG	2,480,604
64,642	Swiss Prime Site AG	6,154,338
10,033	Swisscom AG	5,213,065
32,582	Temenos AG*(1)	4,222,023
454,188	UBS Group AG	4,863,216

		66,313,150

	Taiwan - 5.5%
1,071,112	Acer, Inc.	593,017
2,237,764	Cathay Financial Holding Co., Ltd.	2,985,889
1,167,104	Chunghwa Telecom Co., Ltd.	4,289,576
1,633,831	Compal Electronics, Inc.	1,041,557
781,245	Formosa Chemicals & Fibre Corp.	1,978,911
1,027,456	Formosa Plastics Corp.	3,015,835
312,610	Foxconn Technology Co., Ltd.	600,240
108,877	Globalwafers Co., Ltd.	1,385,681
545,623	Hon Hai Precision Industry Co., Ltd.	1,402,233
2,414,919	Innolux Corp.	524,530
612,606	MediaTek, Inc.	8,459,125
1,537,752	Nan Ya Plastics Corp.	3,401,900
162,370	Realtek Semiconductor Corp.	1,390,427
1,147,142	Shin Kong Financial Holding Co., Ltd.	326,576
458,800	Taiwan Semiconductor Manufacturing Co., Ltd.	4,628,281
104,415	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,547,569

		41,571,347

	Thailand - 0.7%
667,711	Airports of Thailand PCL	1,284,655
1,593,009	CP ALL PCL	3,495,708
219,255	Kasikornbank PCL NVDR	574,820
400	Kasikornbank PCL	1,044

		5,356,227

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2% - (continued)
	Turkey - 0.1%
104,452	Anadolu Efes Biracilik Ve Malt Sanayii AS	$274,015
63,297	Coca-Cola Icecek AS	334,858

		608,873

	United Kingdom - 9.1%
41,650	Anglo American plc	740,747
85,231	AstraZeneca plc	8,914,481
588,712	Aviva plc	1,780,340
356,297	Babcock International Group plc	1,887,186
329,376	BAE Systems plc	2,100,902
409,139	BP plc	1,612,177
77,346	British Land Co. plc REIT	394,561
472,906	BT Group plc	689,270
623,260	Centrica plc	311,727
128,312	Compass Group plc	2,159,158
166,625	Diageo plc	5,736,873
12,540	Go-Ahead Group plc	211,624
160,699	Halfords Group plc	218,592
400,690	Hays plc	545,910
414,094	J Sainsbury plc	1,030,594
344,256	Kingfisher plc	682,932
52,280	Land Securities Group plc REIT	435,966
2,648,056	Lloyds Banking Group plc	1,071,425
233,567	Marks & Spencer Group plc	272,121
60,102	Mondi plc	1,061,359
625,543	National Grid plc	7,330,582
90,018	Pagegroup plc	426,300
122,957	Provident Financial plc	299,837
122,515	Prudential plc	1,728,369
44,495	Reckitt Benckiser Group plc	3,706,422
206,093	SIG plc	62,165
495,303	Smith & Nephew plc	9,692,625
370,012	Standard Chartered plc	1,890,644
72,573	SThree plc	196,605
253,766	Synthomer plc	904,504
27,080	Unilever N.V.	1,348,564
131,616	Unilever plc	6,777,194
260,244	WPP plc	2,019,264

		68,241,020

	United States - 0.6%
727,000	Allstar Co.(3)(4)(5)	—
71,454	DraftKings, Inc.(4)(5)	1,347,622
666	DraftKings, Inc. Earnout(4)(5)	12,315
10,470	EPAM Systems, Inc.*	2,312,718
5,907	JAND, Inc. Class A(3)(4)(5)	85,829
37,012	Ovintiv, Inc.(1)	231,333
16,188	Tory Burch LLC*(3)(4)(5)	631,327

		4,621,144

	Total Common Stocks (cost $761,528,672)	$714,942,457

EXCHANGE-TRADED FUNDS - 0.0%
	Other Investment Pools & Funds - 0.0%
4,474	iShares Core MSCI EAFE ETF	$237,256

	Total Exchange-Traded Funds (cost $193,802)	$237,256

ESCROWS - 0.0%(6)
	United States - 0.0%
46,766	One Kings Lane, Inc.*(3)(4)(5)	$7,483
28,813	Veracode, Inc.*(3)(4)(5)	15,674

		23,157

	Total Escrows (cost $—)	$23,157

The accompanying notes are an integral part of these financial statements.

24

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.5%
	United States - 0.5%
5,648	Airbnb, Inc. Series E*(3)(4)(5)	$481,588
135,133	Coupang LLC*(3)(4)(5)	936,472
243,469	Essence Group Holdings Corp. Series 3*(3)(4)(5)	589,195
13,926	Honest Co., Inc. Series C(3)(4)(5)	472,231
13,190	JAND, Inc. Series D*(3)(4)(5)	201,675
38,688	Lookout, Inc. Series F*(3)(4)(5)	300,606
51,890	MarkLogic Corp. Series F*(3)(4)(5)	438,470
15,711	Rubicon Global Holdings LLC Series C*(3)(4)(5)	245,563
18,160	We Co. Series D1*(3)(4)(5)	141,285
15,935	We Co. Series D2*(3)(4)(5)	123,974

		3,931,059

	Total Convertible Preferred Stocks (cost $3,785,690)	$3,931,059

WARRANTS - 0.0%
	United States - 0.0%
438	DraftKings, Inc.*(4)(5)	$3,276

	Total Warrants (cost $—)	$3,276

	Total Long-Term Investments (cost $765,508,164)	$719,137,205

SHORT-TERM INVESTMENTS - 5.0%
	Other Investment Pools & Funds - 3.0%
22,517,435	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.19%(7)	$22,517,435

	Securities Lending Collateral - 2.0%
740,701	Citibank NA DDCA, 0.04%, 5/1/2020(7)	740,701
6,809,287	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(7)	6,809,287
4,137,246	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(7)	4,137,246
3,097,419	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(7)	3,097,419

		14,784,653

	Total Short-Term Investments (cost $37,302,088)	$37,302,088

Total Investments (cost $802,810,252)	100.7%	$756,439,293
Other Assets and Liabilities	(0.7)%	(5,132,347)

Total Net Assets	100.0%	$751,306,946

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.
*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $21,985,309, representing 2.9% of net assets.

(3)	Investment valued using significant unobservable inputs.

(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of these securities was $6,540,209, which represented 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $6,540,209 or 0.9% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc. Series E Convertible Preferred	5,648	$525,797	$481,588
08/2011	Allstar Co.	727,000	316,259	—
11/2014	Coupang LLC Convertible Preferred	135,133	420,685	936,472
12/2014	DraftKings, Inc.	71,454	295,478	1,347,622
04/2020	DraftKings, Inc. Warrants	438	—	3,276
12/2014	DraftKings, Inc. Earnout	666	2,678	12,315
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	243,469	384,998	589,195
08/2014	Honest Co., Inc. Series C Convertible Preferred	13,926	376,800	472,231
04/2015	JAND, Inc. Class A	5,907	67,844	85,829
04/2015	JAND, Inc. Series D Convertible Preferred	13,190	151,491	201,675
08/2015	Klarna Holding AB	2,210	242,394	505,624
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	441,937	300,606
04/2015	MarkLogic Corp. Series F Convertible Preferred	51,890	602,661	438,470
08/2014	One Kings Lane, Inc.	46,766	—	7,483
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	15,711	313,600	245,563
11/2013	Tory Burch LLC	16,188	1,268,749	631,327
04/2017	Veracode, Inc.	28,813	—	15,674
12/2014	We Co. Series D1 Convertible Preferred	18,160	302,385	141,285
12/2014	We Co. Series D2 Convertible Preferred	15,935	265,336	123,974

			$5,979,092	$6,540,209

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(7)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

25

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	45	06/18/2020	$4,061,409	$286,560

Total futures contracts				$286,560

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$1,822,553	$1,822,553	$—	$—
Australia	8,068,737	—	8,068,737	—
Austria	731,049	—	731,049	—
Belgium	5,546,421	—	5,546,421	—
Brazil	13,109,706	13,109,706	—	—
Canada	40,095,020	40,095,020	—	—
Chile	1,393,217	1,393,217	—	—
China	70,738,721	19,157,178	51,581,543	—
Cyprus	1,556,744	1,556,744	—	—
Denmark	5,013,074	—	5,013,074	—
Finland	1,133,907	—	1,133,907	—
France	65,215,379	280,264	64,935,115	—
Germany	31,688,159	—	31,688,159	—
Greece	2,312,888	—	2,312,888	—
Hong Kong	29,847,814	697	29,847,117	—
Hungary	428,293	—	428,293	—
India	6,133,748	2,434,933	3,698,815	—
Indonesia	1,720,393	—	1,720,393	—
Ireland	13,561,103	—	13,561,103	—
Italy	12,545,593	—	12,545,593	—
Japan	111,161,576	—	111,161,576	—
Luxembourg	481,999	—	481,999	—
Malaysia	7,949,220	—	7,949,220	—
Netherlands	30,074,870	11,841,371	18,233,499	—
New Zealand	3,593,133	—	3,593,133	—
Norway	1,638,220	—	1,638,220	—
Russia	8,861,700	4,990,588	3,871,112	—
South Africa	3,065,163	2,031,830	1,033,333	—
South Korea	21,371,750	—	21,371,750	—
Spain	19,398,383	—	19,398,383	—
Sweden	7,972,163	3,225,258	4,241,281	505,624
Switzerland	66,313,150	—	66,313,150	—
Taiwan	41,571,347	5,547,569	36,023,778	—
Thailand	5,356,227	4,780,363	575,864	—
Turkey	608,873	—	608,873	—
United Kingdom	68,241,020	644,892	67,596,128	—
United States	4,621,144	2,544,051	1,359,937	717,156
Exchange-Traded Funds	237,256	237,256	—	—
Escrows	23,157	—	—	23,157
Convertible Preferred Stocks	3,931,059	—	—	3,931,059
Warrants	3,276	—	3,276	—
Short-Term Investments	37,302,088	37,302,088	—	—
Futures Contracts(2)	286,560	286,560	—	—

Total	$756,725,853	$153,282,138	$598,266,719	$5,176,996

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

26

The Hartford International Growth Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4%
	Australia - 0.5%
205,770	Goodman Group REIT	$1,752,591

	Brazil - 0.6%
27,608	Pagseguro Digital Ltd. Class A*	699,311
42,627	XP, Inc. Class A*	1,072,495

		1,771,806

	Canada - 2.9%
16,373	Canadian National Railway Co.	1,353,997
93,145	Dollarama, Inc.	2,921,593
41,207	Intact Financial Corp.	3,921,614
24,703	Magna International, Inc.	962,600

		9,159,804

	China - 15.2%
67,014	Alibaba Group Holding Ltd. ADR*	13,581,727
230,000	ANTA Sports Products Ltd.	1,958,687
1,725,400	China Longyuan Power Group Corp. Ltd. Class H	862,405
12,544,150	China Tower Corp. Ltd. Class H(1)	2,791,628
1,116,000	CSPC Pharmaceutical Group Ltd.	2,209,363
137,530	ENN Energy Holdings Ltd.	1,550,302
10,600	Kweichow Moutai Co., Ltd. Class A	1,888,325
10,520	New Oriental Education & Technology Group, Inc. ADR*	1,342,983
5,900	Pharmaron Beijing Co., Ltd. Class H*(1)	46,419
310,001	Ping An Insurance Group Co., of China Ltd. Class H	3,154,650
115,355	Shanghai International Airport Co., Ltd. Class A	1,144,082
130,200	Shenzhou International Group Holdings Ltd.	1,502,720
76,843	Sunny Optical Technology Group Co., Ltd.	1,070,078
32,066	TAL Education Group ADR*	1,737,657
242,395	Tencent Holdings Ltd.	12,742,568
25,244	WuXi AppTec Co., Ltd. Class H(1)	355,907

		47,939,501

	Denmark - 2.0%
31,594	DSV Panalpina A/S	3,282,623
46,904	Novo Nordisk A/S Class B	2,992,006

		6,274,629

	France - 9.5%
31,847	Accor S.A.	885,932
29,087	Airbus SE*	1,841,745
22,064	Capgemini SE	2,074,253
51,040	Cie de Saint-Gobain	1,358,068
50,502	Edenred	2,034,378
111,144	Engie S.A.	1,205,864
15,893	L’Oreal S.A.	4,620,748
7,422	LVMH Moet Hennessy Louis Vuitton SE	2,869,290
10,395	Safran S.A.	966,434
63,870	Schneider Electric SE	5,902,376
18,055	UBISOFT Entertainment S.A.*	1,342,963
71,202	Worldline S.A.*(1)(2)	4,822,461

		29,924,512

	Germany - 4.6%
20,498	adidas AG	4,692,656
11,171	Beiersdorf AG	1,168,804
13,923	Deutsche Boerse AG	2,158,600
150,352	Infineon Technologies AG	2,795,182
10,728	LEG Immobilien AG	1,231,627
7,433	Volkswagen AG	1,034,162
28,617	Zalando SE*(1)	1,402,624

		14,483,655

	Hong Kong - 4.2%
755,678	AIA Group Ltd.	6,935,436
58,800	Hong Kong Exchanges & Clearing Ltd.	1,885,254
112,876	Link REIT	1,006,204

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Hong Kong - 4.2% - (continued)
571,444	Sands China Ltd.	$2,313,488
147,945	Techtronic Industries Co., Ltd.	1,121,794

		13,262,176

	India - 0.5%
10,735	HDFC Bank Ltd. ADR	465,362
105,409	ICICI Bank Ltd. ADR	1,028,792

		1,494,154

	Ireland - 1.1%
64,233	Experian plc	1,928,940
9,486	ICON plc*	1,522,219

		3,451,159

	Italy - 1.6%
160,393	Davide Campari-Milano S.p.A.	1,246,631
8,919	Ferrari N.V.(2)	1,393,998
7,879	Ferrari N.V.	1,226,130
28,194	Moncler S.p.A.	1,060,289

		4,927,048

	Japan - 10.9%
28,400	Bandai Namco Holdings, Inc.	1,419,046
22,585	Eisai Co., Ltd.	1,576,681
14,309	GMO Payment Gateway, Inc.	1,275,638
33,400	Hoya Corp.	3,045,857
15,778	Keyence Corp.	5,632,936
71,000	Komatsu Ltd.	1,343,385
59,580	Mitsui Fudosan Co., Ltd. REIT	1,095,494
22,481	Murata Manufacturing Co., Ltd.	1,266,736
70,470	Nexon Co., Ltd.	1,137,807
39,900	Recruit Holdings Co., Ltd.	1,163,930
37,565	Seven & i Holdings Co., Ltd.	1,244,042
11,392	Shin-Etsu Chemical Co., Ltd.	1,256,560
6,000	SMC Corp.	2,712,134
79,555	SoftBank Group Corp.	3,409,934
16,119	Sony Corp.	1,037,323
79,405	Tokio Marine Holdings, Inc.	3,725,341
9,400	Tokyo Electron Ltd.	2,002,020

		34,344,864

	Netherlands - 5.8%
1,595	Adyen N.V.*(1)	1,575,190
35,793	AerCap Holdings N.V.*	1,006,499
25,485	ASML Holding N.V.	7,443,793
19,291	Heineken N.V.(2)	1,640,889
87,949	Koninklijke Philips N.V.	3,833,915
38,138	Wolters Kluwer N.V.(2)	2,805,180

		18,305,466

	New Zealand - 0.4%
113,416	a2 Milk Co., Ltd.*	1,337,579

	Russia - 0.4%
31,495	Yandex N.V. Class A*	1,189,881

	South Korea - 1.8%
95,928	Samsung Electronics Co., Ltd.	3,944,322
27,486	SK Hynix, Inc.	1,891,519

		5,835,841

	Spain - 3.9%
174,886	Cellnex Telecom S.A.(1)	9,147,371
117,037	Industria de Diseno Textil S.A.	2,997,598

		12,144,969

	Sweden - 3.2%
67,631	Alfa Laval AB*	1,263,816
68,199	Assa Abloy AB Class B	1,220,894

The accompanying notes are an integral part of these financial statements.

27

The Hartford International Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Sweden - 3.2% - (continued)
34,694	Atlas Copco AB Class A(2)	$1,195,710
144,311	EQT AB*(2)	1,994,134
15,360	Spotify Technology S.A.*	2,328,115
34,627	Swedish Match AB	2,139,825

		10,142,494

	Switzerland - 12.0%
35,544	Alcon, Inc.*	1,875,906
27,873	Julius Baer Group Ltd.	1,094,716
28,463	Logitech International S.A.	1,370,871
2,498	Lonza Group AG	1,090,790
120,572	Nestle S.A.	12,769,783
103,603	Novartis AG	8,841,320
4,800	Partners Group Holding AG	3,782,592
16,795	Roche Holding AG	5,816,064
9,094	Temenos AG*(2)	1,178,414

		37,820,456

	Taiwan - 5.1%
225,000	Accton Technology Corp.	1,631,040
406,875	MediaTek, Inc.	5,618,304
862,709	Taiwan Semiconductor Manufacturing Co., Ltd.	8,702,832

		15,952,176

	United Kingdom - 8.5%
94,345	Anglo American plc	1,677,931
7,752	Aon plc	1,338,538
88,097	AstraZeneca plc	9,214,241
273,759	BAE Systems plc	1,746,153
51,849	Diageo plc	1,785,153
406,083	Grainger plc	1,364,323
23,118	IHS Markit Ltd.	1,555,841
17,881	Intertek Group plc	1,067,125
28,267	London Stock Exchange Group plc	2,645,701
124,756	Segro plc REIT	1,307,633
73,591	Smith & Nephew plc	1,440,108
30,541	Unilever N.V.	1,520,920

		26,663,667

	United States - 1.7%
11,999	Accenture plc Class A	2,222,095
24,119	Amdocs Ltd.	1,554,228
14,879	Medtronic plc	1,452,637

		5,228,960

	Total Common Stocks (cost $267,001,465)	$303,407,388

EXCHANGE-TRADED FUNDS - 1.1%
	Other Investment Pools & Funds - 1.1%
87,016	iShares MSCI ACWI ex U.S. ETF(2)	$3,484,991

	Total Exchange-Traded Funds (cost $3,680,352)	$3,484,991

	Total Long-Term Investments (cost $270,681,817)	$306,892,379

SHORT-TERM INVESTMENTS - 4.4%
	Other Investment Pools & Funds - 2.3%
7,322,927	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(3)	$7,322,927

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 4.4% - (continued)
	Securities Lending Collateral - 2.1%
326,542	Citibank NA DDCA, 0.04%, 5/1/2020(3)	$326,542
3,001,906	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(3)	3,001,906
1,823,924	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(3)	1,823,924
1,365,511	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(3)	1,365,511

		6,517,883

	Total Short-Term Investments (cost $13,840,810)	$13,840,810

Total Investments (cost $284,522,627)	101.9%	$320,733,189
Other Assets and Liabilities	(1.9)%	(5,966,158)

Total Net Assets	100.0%	$314,767,031

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $20,141,600, representing 6.4% of net assets.

(2)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

28

The Hartford International Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$1,752,591	$—	$1,752,591	$—
Brazil	1,771,806	1,771,806	—	—
Canada	9,159,804	9,159,804	—	—
China	47,939,501	16,662,367	31,277,134	—
Denmark	6,274,629	—	6,274,629	—
France	29,924,512	—	29,924,512	—
Germany	14,483,655	—	14,483,655	—
Hong Kong	13,262,176	—	13,262,176	—
India	1,494,154	1,494,154	—	—
Ireland	3,451,159	1,522,219	1,928,940	—
Italy	4,927,048	1,226,130	3,700,918	—
Japan	34,344,864	—	34,344,864	—
Netherlands	18,305,466	7,027,758	11,277,708	—
New Zealand	1,337,579	—	1,337,579	—
Russia	1,189,881	1,189,881	—	—
South Korea	5,835,841	—	5,835,841	—
Spain	12,144,969	—	12,144,969	—
Sweden	10,142,494	2,328,115	7,814,379	—
Switzerland	37,820,456	—	37,820,456	—
Taiwan	15,952,176	—	15,952,176	—
United Kingdom	26,663,667	2,894,379	23,769,288	—
United States	5,228,960	5,228,960	—	—
Exchange-Traded Funds	3,484,991	3,484,991	—	—
Short-Term Investments	13,840,810	13,840,810	—	—

Total	$320,733,189	$67,831,374	$252,901,815	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

29

The Hartford International Opportunities Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Argentina - 0.5%
27,745	MercadoLibre, Inc.*	$16,189,485

	Australia - 0.9%
7,362,071	Sydney Airport	29,988,549

	Belgium - 0.3%
119,079	UCB S.A.	10,912,270

	Brazil - 1.4%
277,565	B3 S.A. - Brasil Bolsa Balcao	1,961,060
3,348,624	Localiza Rent a Car S.A.	21,053,983
543,300	Lojas Renner S.A.	3,835,541
338,400	Magazine Luiza S.A.	3,092,826
518,659	XP, Inc. Class A*	13,049,460

		42,992,870

	Canada - 3.8%
986,685	Alimentation Couche-Tard, Inc. Class B	27,531,769
678,642	Barrick Gold Corp.	17,468,834
534,562	Canadian National Railway Co.	44,206,639
129,995	Intact Financial Corp.(1)	12,371,448
407,169	TC Energy Corp.	18,738,637

		120,317,327

	China - 17.5%
382,251	58.com, Inc. ADR*	19,857,939
542,190	Alibaba Group Holding Ltd. ADR*	109,885,647
559,500	Autobio Diagnostics Co., Ltd. Class A	10,579,334
1,373,300	China International Travel Service Corp. Ltd. Class A	17,603,890
2,118,465	China National Accord Medicines Corp. Ltd. Class A	12,241,421
257,813,549	China Tower Corp. Ltd. Class H(2)	57,374,913
3,744,384	ENN Energy Holdings Ltd.	42,208,426
1,310,991	Hangzhou Tigermed Consulting Co., Ltd. Class A	14,053,024
14,515,642	Kingdee International Software Group Co., Ltd.*	20,759,899
260,427	New Oriental Education & Technology Group, Inc. ADR*	33,246,111
3,863,587	Ping An Insurance Group Co., of China Ltd. Class H	39,316,860
1,624,646	Shanghai International Airport Co., Ltd. Class A	16,113,110
239,602	TAL Education Group ADR*	12,984,032
2,217,792	Tencent Holdings Ltd.	116,588,067
440,424	Trip.com Group Ltd. ADR*	11,345,322
526,470	WuXi AppTec Co., Ltd. Class H(2)	7,422,534
688,000	Wuxi Biologics Cayman, Inc.*(2)	10,709,693

		552,290,222

	Denmark - 1.2%
298,296	DSV Panalpina A/S	30,993,011
79,668	Orsted A/S(2)	8,047,298

		39,040,309

	France - 11.8%
696,557	Airbus SE*	44,104,935
3,262,231	AXA S.A.	57,991,026
4,445,716	Engie S.A.	48,234,065
156,545	L’Oreal S.A.	45,514,066
28,992	LVMH Moet Hennessy Louis Vuitton SE	11,208,091
536,956	Safran S.A.	49,921,378
246,771	Schneider Electric SE(1)	22,804,685
243,478	Total S.A.	8,641,612
497,789	Vinci S.A.	40,779,836
643,990	Worldline S.A.*(2)	43,616,984

		372,816,678

	Germany - 5.4%
186,281	adidas AG	42,645,753
283,839	Allianz SE	52,235,248
2,534,548	Infineon Technologies AG	47,119,583
574,078	Zalando SE*(2)	28,137,671

		170,138,255

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Hong Kong - 2.4%
4,065,350	AIA Group Ltd.	$37,310,833
3,629,159	Link REIT	32,351,196
819,500	Techtronic Industries Co., Ltd.	6,213,865

		75,875,894

	Ireland - 0.6%
663,002	Experian plc	19,910,191

	Italy - 1.6%
177,790	Ferrari N.V.(1)	27,787,742
771,812	Infrastrutture Wireless Italiane S.p.A.(2)	8,168,804
1,816,822	UniCredit S.p.A.*	14,030,896

		49,987,442

	Japan - 14.8%
132,520	Daikin Industries Ltd.	17,006,411
278,200	Eisai Co., Ltd.	19,421,408
1,158,900	KDDI Corp.	33,566,691
165,720	Keyence Corp.	59,164,034
3,030,382	Mitsui Fudosan Co., Ltd. REIT	55,719,462
1,541,035	Nexon Co., Ltd.	24,881,520
218,600	Oriental Land Co., Ltd.	27,640,919
1,129,270	Recruit Holdings Co., Ltd.	32,942,144
224,286	Shiseido Co., Ltd.	13,186,491
933,800	SoftBank Group Corp.	40,025,096
510,366	Sony Financial Holdings, Inc.	9,674,827
299,025	Sysmex Corp.	20,658,803
431,340	Terumo Corp.	14,312,984
1,181,844	Tokio Marine Holdings, Inc.	55,447,041
103,000	Tokyo Electron Ltd.	21,937,027
563,300	Unicharm Corp.	20,759,578

		466,344,436

	Netherlands - 2.4%
712,412	AerCap Holdings N.V.*	20,033,025
192,059	ASML Holding N.V.	56,097,606

		76,130,631

	Russia - 0.6%
497,607	Yandex N.V. Class A*	18,799,593

	South Korea - 1.5%
1,115,186	Samsung Electronics Co., Ltd.	45,853,690

	Spain - 4.3%
11,353,529	CaixaBank S.A.	20,426,421
1,096,356	Cellnex Telecom S.A.(2)	57,344,644
5,719,248	Iberdrola S.A.	56,893,793

		134,664,858

	Sweden - 0.9%
1,673,089	Sandvik AB*	25,737,823
16,373	Spotify Technology S.A.*	2,481,655

		28,219,478

	Switzerland - 7.7%
65,974	Lonza Group AG	28,808,574
799,091	Nestle S.A.	84,631,743
837,661	Novartis AG	71,484,694
11,782	Partners Group Holding AG	9,284,686
61,654	PSP Swiss Property AG	7,162,183
120,969	Roche Holding AG	41,891,244

		243,263,124

	Taiwan - 2.1%
1,650,057	MediaTek, Inc.	22,784,691
4,342,044	Taiwan Semiconductor Manufacturing Co., Ltd.	43,801,653

		66,586,344

The accompanying notes are an integral part of these financial statements.

30

The Hartford International Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	United Kingdom - 16.3%
3,106,237	Anglo American plc	$55,244,577
511,895	AstraZeneca plc	53,540,121
433,624	Berkeley Group Holdings plc	22,762,246
5,405,783	BP plc	21,301,018
3,540,363	Compass Group plc	59,575,120
770,781	Derwent London plc REIT	30,117,692
2,154,038	Diageo plc	74,163,196
392,103	Intertek Group plc	23,400,411
454,521	London Stock Exchange Group plc	42,541,715
5,565,382	National Grid plc	65,219,320
719,716	Rio Tinto plc	33,408,218
3,223,959	Segro plc REIT	33,792,005

		515,065,639

	United States - 0.5%
944,617	Bausch Health Cos., Inc.*	17,116,460

	Total Common Stocks (cost $3,033,069,236)	$3,112,503,745

EXCHANGE-TRADED FUNDS - 0.0%
	Other Investment Pools & Funds - 0.0%
12,991	iShares MSCI ACWI ex U.S. ETF(1)	$520,290

	Total Exchange-Traded Funds (cost $462,350)	$520,290

	Total Long-Term Investments (cost $3,033,531,586)	$3,113,024,035

SHORT-TERM INVESTMENTS - 1.4%
	Other Investment Pools & Funds - 1.0%
32,435,367	Fidelity Institutional Government Fund, Institutional Class, 0.15%(3)	$32,435,367

	Securities Lending Collateral - 0.4%
647,740	Citibank NA DDCA, 0.04%, 5/1/2020(3)	647,740
5,954,687	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(3)	5,954,687
3,618,001	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(3)	3,618,001

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 1.4% - (continued)
	Securities Lending Collateral - 0.4% - (continued)
2,708,678	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(3)	$2,708,678

		12,929,106

	Total Short-Term Investments (cost $45,364,473)	$45,364,473

Total Investments (cost $3,078,896,059)	99.9%	$3,158,388,508
Other Assets and Liabilities	0.1%	3,509,931

Total Net Assets	100.0%	$3,161,898,439

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $220,822,541, representing 7.0% of net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$16,189,485	$16,189,485	$—	$—
Australia	29,988,549	—	29,988,549	—
Belgium	10,912,270	—	10,912,270	—
Brazil	42,992,870	42,992,870	—	—
Canada	120,317,327	120,317,327	—	—
China	552,290,222	187,319,051	364,971,171	—
Denmark	39,040,309	—	39,040,309	—
France	372,816,678	—	372,816,678	—
Germany	170,138,255	—	170,138,255	—
Hong Kong	75,875,894	—	75,875,894	—
Ireland	19,910,191	—	19,910,191	—
Italy	49,987,442	—	49,987,442	—
Japan	466,344,436	—	466,344,436	—
Netherlands	76,130,631	20,033,025	56,097,606	—
Russia	18,799,593	18,799,593	—	—

The accompanying notes are an integral part of these financial statements.

31

The Hartford International Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Description	Total	Level 1	Level 2	Level 3(1)
South Korea	$45,853,690	$—	$45,853,690	$—
Spain	134,664,858	—	134,664,858	—
Sweden	28,219,478	2,481,655	25,737,823	—
Switzerland	243,263,124	—	243,263,124	—
Taiwan	66,586,344	—	66,586,344	—
United Kingdom	515,065,639	—	515,065,639	—
United States	17,116,460	17,116,460	—	—
Exchange-Traded Funds	520,290	520,290	—	—
Short-Term Investments	45,364,473	45,364,473	—	—

Total	$3,158,388,508	$471,134,229	$2,687,254,279	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

32

The Hartford International Value Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Argentina - 0.1%
503,705	YPF S.A. ADR	$1,934,227

	Australia - 0.5%
4,336,418	Resolute Mining Ltd.*(1)	2,583,592
3,323,085	Western Areas Ltd.	4,684,248

		7,267,840

	Austria - 0.6%
262,334	Erste Group Bank AG	5,685,522
572,338	Zumtobel Group AG*	3,697,093

		9,382,615

	Belgium - 1.4%
253,077	Ageas	9,121,939
928,126	AGFA-Gevaert N.V.*	3,676,605
325,161	bpost S.A.	2,268,830
338,901	Orange Belgium S.A.	5,637,493

		20,704,867

	Canada - 4.6%
1,735,163	Advantage Oil & Gas Ltd.*	2,817,248
931,340	ARC Resources Ltd.(1)	3,927,559
729,618	Barrick Gold Corp.	18,781,000
549,897	Cameco Corp.	5,467,563
1,032,615	Centerra Gold, Inc.	8,256,766
557,838	Eldorado Gold Corp.*	5,282,726
737,519	IAMGOLD Corp.*	2,588,692
1,233,685	Kinross Gold Corp.*	8,154,658
508,506	Northern Dynasty Minerals Ltd.*(1)	292,255
2,164,587	SEMAFO, Inc.*	5,442,763
429,771	Tourmaline Oil Corp.	4,260,814
2,474,785	Trican Well Service Ltd.*(1)	1,031,198
1,084,676	Uranium Participation Corp.*	3,818,321

		70,121,563

	China - 2.3%
17,089,671	361 Degrees International Ltd.	2,592,879
7,034,425	AMVIG Holdings Ltd.	1,344,643
21,515,378	China BlueChemical Ltd. Class H	3,211,324
11,758,577	China Machinery Engineering Corp. Class H	3,226,235
35,465,387	China Telecom Corp. Ltd. Class H	12,249,756
22,726,702	Daphne International Holdings Ltd.*	382,251
17,372,452	Dongfeng Motor Group Co., Ltd. Class H	11,522,479

		34,529,567

	Denmark - 1.4%
14,017	AP Moller - Maersk A/S Class B	13,950,460
494,875	D/S Norden A/S*	6,955,466
27,055	Drilling Co.*	636,545

		21,542,471

	Finland - 1.0%
4,054,383	Nokia Oyj	14,615,788

	France - 10.0%
667,693	AXA S.A.	11,869,240
458,886	BNP Paribas S.A.	14,416,510
785,495	Cie de Saint-Gobain	20,900,378
366,400	Criteo S.A. ADR*	3,638,352
1,383,187	Engie S.A.	15,006,971
163,909	Imerys S.A.	5,142,245
462,761	Metropole Television S.A.	5,150,917
357,396	Quadient	4,935,563
279,598	Renault S.A.	5,509,385
1,247,118	Rexel S.A.	11,647,801
126,240	SCOR SE	3,556,772
623,550	Societe Generale S.A.	9,782,892
17,240	Sopra Steria Group	2,041,226
1,224,769	Television Francaise 1 S.A.	5,996,484

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	France - 10.0% - (continued)
781,610	Total S.A.	$27,741,194
148,768	Vicat S.A.	4,175,040

		151,510,970

	Germany - 1.9%
1,229,554	CECONOMY AG*	3,147,436
443,088	Daimler AG	15,154,932
131,455	Hamburger Hafen und Logistik AG	2,138,849
265,386	Metro AG	2,318,753
448,112	Salzgitter AG	5,986,886

		28,746,856

	Greece - 0.5%
553,921	Hellenic Telecommunications Organization S.A.	7,318,120

	Hong Kong - 3.2%
1,908,077	China Mobile Ltd.	15,339,140
18,719,826	China Unicom Hong Kong Ltd.	12,106,716
1,557,440	CK Asset Holdings Ltd.	9,841,059
35,872,000	CST Group Ltd.*	115,679
1,462,979	Dah Sing Financial Holdings Ltd.	4,826,003
180,661,867	G-Resources Group Ltd.*	1,027,087
37,021,362	Pacific Basin Shipping Ltd.	4,535,526

		47,791,210

	Hungary - 0.4%
4,389,614	Magyar Telekom Telecommunications plc	5,457,493

	India - 0.8%
2,104,552	Canara Bank*	2,436,408
792,150	NTPC Ltd.	992,414
5,461,673	Oil & Natural Gas Corp. Ltd.	5,779,599
1,636,781	Zee Entertainment Enterprises Ltd.	3,430,449

		12,638,870

	Indonesia - 0.1%
27,883,822	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,319,684

	Ireland - 1.0%
5,485,184	AIB Group plc*	7,590,497
3,846,926	Bank of Ireland Group plc	7,894,268

		15,484,765

	Italy - 3.0%
563,177	Assicurazioni Generali S.p.A.	8,034,639
863,351	BPER Banca	2,134,492
1,849,170	Eni S.p.A.	17,615,793
1,118,042	Geox S.p.A.(1)	893,869
2,045,093	Saipem S.p.A.*(1)	5,249,060
1,567,370	UniCredit S.p.A.*	12,104,436

		46,032,289

	Japan - 32.5%
229,834	Aisan Industry Co., Ltd.	1,218,753
502,651	Avex, Inc.	3,804,587
91,412	Benesse Holdings, Inc.	2,603,174
311,721	Canon, Inc.	6,557,093
150,478	Cawachi Ltd.	3,558,244
787,146	Chiyoda Corp.*(1)	1,772,667
162,266	Chubu Steel Plate Co., Ltd.	954,265
2,096,685	Citizen Watch Co., Ltd.	7,399,927
90,196	CMIC Holdings Co., Ltd.	1,298,593
398,100	Cosel Co., Ltd.	3,331,672
788,104	Dai-ichi Life Holdings, Inc.	9,876,693
581,430	DeNA Co., Ltd.	7,157,453
97,417	Eisai Co., Ltd.	6,800,774
158,076	Enplas Corp.	3,318,778
455,429	Exedy Corp.	7,337,924
381,966	Fuji Media Holdings, Inc.	3,794,271

The accompanying notes are an integral part of these financial statements.

33

The Hartford International Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Japan - 32.5% - (continued)
68,734	Fujitsu Ltd.	$6,677,397
805,091	Funai Electric Co., Ltd.*	3,330,227
134,499	Gendai Agency, Inc.	316,923
2,164,149	Gree, Inc.	8,507,926
344,397	Hisaka Works Ltd.	2,362,496
1,102,721	Honda Motor Co., Ltd.	26,778,650
525,587	Ichiyoshi Securities Co., Ltd.	2,200,610
1,616,550	Inpex Corp.	10,434,979
268,990	Isuzu Motors Ltd.	2,044,203
159,617	Japan Petroleum Exploration Co., Ltd.	2,743,415
608,850	Japan Steel Works Ltd.	7,474,725
890,655	JGC Holdings Corp.	8,600,866
503,254	JSR Corp.	9,466,730
514,922	Kyoei Steel Ltd.	6,543,188
420,446	Maxell Holdings Ltd.	3,867,845
55,420	Melco Holdings, Inc.	1,287,558
159,204	Miraial Co., Ltd.	1,611,856
652,500	Mitsubishi Estate Co., Ltd.	10,556,229
203,838	Mitsubishi Heavy Industries Ltd.	5,227,146
1,702,710	Mitsubishi Motors Corp.	4,825,282
5,290,274	Mitsubishi UFJ Financial Group, Inc.	21,372,705
749,776	Nakayama Steel Works Ltd.	2,625,916
265,961	Neturen Co., Ltd.	1,442,708
1,019,258	Nichicon Corp.	6,717,328
793,460	Nikon Corp.	7,380,616
441,810	Nippon Chemi-Con Corp.	4,983,150
724,853	Nippon Television Holdings, Inc.	8,096,811
697,902	Nishimatsuya Chain Co., Ltd.	5,521,235
2,053,750	Nissan Motor Co., Ltd.	6,990,534
186,090	Nitto Denko Corp.	9,295,835
768,522	NOK Corp.	8,950,104
2,295,450	Nomura Holdings, Inc.	9,525,234
198,280	OKUMA Corp.	7,476,105
200,161	Pacific Metals Co., Ltd.	3,085,777
3,400,960	Resona Holdings, Inc.	10,621,318
314,917	Sanyo Shokai Ltd.	2,629,625
166,357	Shimamura Co., Ltd.	10,488,208
677,141	Sumitomo Mitsui Financial Group, Inc.	17,806,931
431,710	Sumitomo Mitsui Trust Holdings, Inc.	12,569,981
420,736	Sumitomo Riko Co., Ltd.	2,250,048
1,875,611	T&D Holdings, Inc.	16,212,334
392,980	Tachi-S Co., Ltd.	3,438,160
628,749	Takeda Pharmaceutical Co., Ltd.	22,673,596
298,640	THK Co., Ltd.	7,138,934
1,274,836	Tochigi Bank Ltd.	1,839,189
598,391	Tokai Rika Co., Ltd.	7,623,246
254,663	Tokyo Seimitsu Co., Ltd.	8,237,549
1,180,266	Tokyo Steel Manufacturing Co., Ltd.	7,514,404
536,808	Toppan Forms Co., Ltd.	4,715,959
106,859	Toshiba Machine Co., Ltd.	2,102,227
601,063	Toyo Engineering Corp.*	2,103,037
449,580	Toyoda Gosei Co., Ltd.	8,373,537
334,110	Toyota Boshoku Corp.	4,171,299
472,602	TV Asahi Holdings Corp.	7,015,602
615,242	Unipres Corp.	5,395,347
331,100	Ushio, Inc.	3,491,337
616,749	Xebio Holdings Co., Ltd.	5,099,586
385,607	Yamato Kogyo Co., Ltd.	7,567,428
94,620	Yodogawa Steel Works Ltd.	1,488,686
2,657,277	Z Holdings Corp.	10,255,296

		491,930,041

	Luxembourg - 0.4%
189,135	RTL Group S.A.(1)	6,298,395

	Malaysia - 0.4%
7,848,475	CIMB Group Holdings Bhd	6,275,484

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Netherlands - 3.7%
1,185,114	ABN Amro Bank N.V.(2)	$9,090,947
513,636	Fugro N.V.*(1)	1,924,029
2,363,454	ING Groep N.V.	13,241,925
3,590,249	PostNL N.V.	6,186,183
1,637,351	Royal Dutch Shell plc Class B	26,211,757

		56,654,841

	Norway - 1.4%
807,821	Equinor ASA	11,185,746
3,941,466	Norsk Hydro ASA(1)	9,998,940

		21,184,686

	Russia - 2.0%
1,641,672	Gazprom PJSC ADR	8,313,360
42,034	LUKOIL PJSC ADR	2,742,203
463,454	Sberbank of Russia PJSC ADR	4,920,231
1,434,439	Surgutneftegas PJSC ADR	7,133,786
4,031,363	VEON Ltd.	6,893,631

		30,003,211

	South Africa - 1.4%
905,234	Gold Fields Ltd.	6,738,208
1,520,794	Harmony Gold Mining Co., Ltd. ADR*	5,505,274
583,250	Impala Platinum Holdings Ltd.	3,478,651
969,912	MTN Group Ltd.	2,548,792
8,067,774	Nampak Ltd.*	724,973
2,591,869	Raubex Group Ltd.	2,398,131

		21,394,029

	South Korea - 3.1%
1,058,547	DGB Financial Group, Inc.	4,595,159
309,366	Hankook Tire & Technology Co., Ltd.	5,427,726
425,497	KB Financial Group, Inc.	12,174,024
589,066	KT Corp.	11,567,558
436,046	Shinhan Financial Group Co., Ltd.	11,054,878
938,521	Tongyang Life Insurance Co., Ltd.	2,281,737

		47,101,082

	Spain - 1.2%
6,037,299	CaixaBank S.A.(1)	10,861,857
1,422,900	Prosegur Cia de Seguridad S.A.	3,138,077
7,825,420	Unicaja Banco S.A.(2)	4,234,162

		18,234,096

	Sweden - 0.1%
1,921,135	Qliro Group AB*(1)	866,987

	Switzerland - 4.7%
387,321	Adecco Group AG	16,949,439
485,740	GAM Holding AG*(1)	1,019,765
86,136	Implenia AG(1)	3,523,141
190,624	Julius Baer Group Ltd.	7,486,787
465,880	LafargeHolcim Ltd.*	19,349,375
2,059,326	UBS Group AG	22,050,222

		70,378,729

	Taiwan - 2.6%
13,796,932	Acer, Inc.	7,638,612
20,675,196	Compal Electronics, Inc.	13,180,304
4,024,772	Foxconn Technology Co., Ltd.	7,727,931
31,080,777	Innolux Corp.	6,750,873
14,733,101	Shin Kong Financial Holding Co., Ltd.	4,194,324

		39,492,044

	Thailand - 0.5%
2,865,197	Kasikornbank PCL NVDR	7,511,676
853	Kasikornbank PCL	2,225

		7,513,901

The accompanying notes are an integral part of these financial statements.

34

The Hartford International Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Turkey - 0.5%
1,432,092	Anadolu Efes Biracilik Ve Malt Sanayii AS(1)	$3,756,886
823,516	Coca-Cola Icecek AS	4,356,626

		8,113,512

	United Kingdom - 9.1%
540,179	Anglo American plc	9,607,110
1,375,114	Babcock International Group plc	7,283,518
5,283,350	BP plc	20,818,582
995,856	British Land Co. plc REIT	5,080,105
5,982,986	BT Group plc	8,720,327
8,025,258	Centrica plc	4,013,882
163,414	Go-Ahead Group plc	2,757,764
2,069,072	Halfords Group plc	2,814,475
5,202,562	Hays plc	7,088,093
5,348,006	J Sainsbury plc	13,310,080
4,432,729	Kingfisher plc	8,793,610
673,106	Land Securities Group plc REIT	5,613,068
3,007,494	Marks & Spencer Group plc	3,503,930
1,180,724	Pagegroup plc	5,591,577
1,599,099	Provident Financial plc	3,899,479
2,241,666	SIG plc	676,165
2,573,562	Standard Chartered plc	13,150,088
936,007	SThree plc	2,535,697
1,542,065	WPP plc	11,965,067

		137,222,617

	United States - 0.2%
480,506	Ovintiv, Inc.(1)	3,003,270

	Total Common Stocks (cost $1,992,003,096)	$1,462,066,120

SHORT-TERM INVESTMENTS - 3.8%
	Other Investment Pools & Funds - 2.4%
36,041,223	Fidelity Institutional Government Fund, Institutional Class, 0.15%(3)	$36,041,223

	Securities Lending Collateral - 1.4%
1,109,368	Citibank NA DDCA, 0.04%, 5/1/2020(3)	1,109,368
10,198,451	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(3)	10,198,451

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 3.8% - (continued)
	Securities Lending Collateral - 1.4% - (continued)
6,196,465	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(3)	$6,196,465
4,639,087	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(3)	4,639,087

		22,143,371

	Total Short-Term Investments (cost $58,184,594)	$58,184,594

Total Investments (cost $2,050,187,690)	100.4%	$1,520,250,714
Other Assets and Liabilities	(0.4)%	(5,857,894)

Total Net Assets	100.0%	$1,514,392,820

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $13,325,109, representing 0.9% of net assets.

(3)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	110	06/19/2020	$9,010,650	$156,300

Total futures contracts				$156,300

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

35

The Hartford International Value Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$1,934,227	$1,934,227	$—	$—
Australia	7,267,840	—	7,267,840	—
Austria	9,382,615	—	9,382,615	—
Belgium	20,704,867	—	20,704,867	—
Canada	70,121,563	70,121,563	—	—
China	34,529,567	—	34,529,567	—
Denmark	21,542,471	—	21,542,471	—
Finland	14,615,788	—	14,615,788	—
France	151,510,970	3,638,352	147,872,618	—
Germany	28,746,856	—	28,746,856	—
Greece	7,318,120	—	7,318,120	—
Hong Kong	47,791,210	115,679	47,675,531	—
Hungary	5,457,493	—	5,457,493	—
India	12,638,870	—	12,638,870	—
Indonesia	1,319,684	—	1,319,684	—
Ireland	15,484,765	—	15,484,765	—
Italy	46,032,289	—	46,032,289	—
Japan	491,930,041	—	491,930,041	—
Luxembourg	6,298,395	—	6,298,395	—
Malaysia	6,275,484	—	6,275,484	—
Netherlands	56,654,841	9,090,947	47,563,894	—
Norway	21,184,686	—	21,184,686	—
Russia	30,003,211	6,893,631	23,109,580	—
South Africa	21,394,029	7,903,405	13,490,624	—
South Korea	47,101,082	—	47,101,082	—
Spain	18,234,096	—	18,234,096	—
Sweden	866,987	—	866,987	—
Switzerland	70,378,729	—	70,378,729	—
Taiwan	39,492,044	—	39,492,044	—
Thailand	7,513,901	—	7,513,901	—
Turkey	8,113,512	—	8,113,512	—
United Kingdom	137,222,617	8,406,052	128,816,565	—
United States	3,003,270	3,003,270	—	—
Short-Term Investments	58,184,594	58,184,594	—	—
Futures Contracts(2)	156,300	156,300	—	—

Total	$1,520,407,014	$169,448,020	$1,350,958,994	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

36

Hartford International/Global Equity Funds

Glossary (abbreviations used in the preceding Schedules of Investments)

Index Abbreviations:
ACWI	All Country World Index
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
SPI	Share Price Index

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

37

Hartford International/Global Equity Funds

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund	The Hartford International Growth Fund
Assets:
Investments in securities, at market value(1)	$38,427,711	$296,176,413	$70,773,995	$756,439,294	$320,733,189
Cash	259	27,203	—	1,608	—
Foreign currency	1,838	2,459,840	—	130,780	272,594
Receivables:
Investment securities sold	74,615	8,454,823	483,532	7,954,044	193,728
Fund shares sold	50,238	412,728	130,934	203,309	516,970
Dividends and interest	78,440	335,034	93,600	2,455,338	483,026
Securities lending income	140	4,059	3,793	11,343	2,339
Variation margin on futures contracts	—	425,779	—	500,450	—
Tax reclaims	36,089	3,119	146,935	1,498,094	446,769
Other assets	101,086	100,681	162,683	73,303	106,647

Total assets	38,770,416	308,399,679	71,795,472	769,267,563	322,755,262

Liabilities:
Due to custodian – foreign cash	—	—	—	—	—
Obligation to return securities lending collateral	267,284	635,957	1,893,833	14,784,653	6,517,883
Payables:
Investment securities purchased	532,865	10,746,509	396,085	1,624,528	814,281
Fund shares redeemed	26,471	154,626	126,704	748,736	293,669
Investment management fees	18,076	202,965	33,334	273,181	194,965
Transfer agent fees	2,991	80,710	37,763	361,914	91,726
Accounting services fees	435	3,365	802	8,861	3,675
Board of Directors’ fees	92	466	1,177	3,895	1,202
Foreign taxes	—	9,163	—	—	—
Distribution fees	131	1,201	1,244	22,023	3,673
Accrued expenses	15,884	45,430	15,707	132,826	67,157

Total liabilities	864,229	11,880,392	2,506,649	17,960,617	7,988,231

Net assets	$37,906,187	$296,519,287	$69,288,823	$751,306,946	$314,767,031

Summary of Net Assets:
Capital stock and paid-in-capital	$40,170,726	$363,988,484	$73,562,797	$895,625,571	$307,541,806
Distributable earnings (loss)	(2,264,539)	(67,469,197)	(4,273,974)	(144,318,625)	7,225,225

Net assets	$37,906,187	$296,519,287	$69,288,823	$751,306,946	$314,767,031

Shares authorized	225,000,000	710,000,000	325,000,000	685,000,000	610,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$9.89	$7.61	$9.99	$9.00	$13.32

Maximum offering price per share	$10.47	$8.05	$10.57	$9.52	$14.10

Shares outstanding	533,325	5,246,043	3,361,665	59,129,876	8,692,032

Net Assets	$5,273,033	$39,907,883	$33,589,668	$532,030,467	$115,772,823

Class C: Net asset value per share	$9.80	$7.49	$9.79	$8.87	$12.15

Shares outstanding	28,313	243,348	203,468	3,267,758	453,493

Net Assets	$277,599	$1,822,089	$1,992,370	$28,973,985	$5,509,472

Class I: Net asset value per share	$9.74	$7.58	$9.96	$9.11	$13.19

Shares outstanding	251,597	2,257,287	1,568,442	6,033,165	2,537,547

Net Assets	$2,449,932	$17,115,284	$15,613,967	$54,937,149	$33,478,589

Class R3: Net asset value per share	$9.71	$7.58	$9.83	$8.94	$13.52

Shares outstanding	10,767	37,212	539,493	1,342,755	43,637

Net Assets	$104,517	$282,241	$5,302,657	$12,006,975	$589,832

Class R4: Net asset value per share	$9.71	$7.75	$9.97	$9.02	$13.74

Shares outstanding	15,127	41,856	155,701	755,949	278,809

Net Assets	$146,958	$324,404	$1,551,765	$6,815,555	$3,830,582

Class R5: Net asset value per share	$9.68	$7.55	$9.88	$7.92	$13.82

Shares outstanding	10,730	91,052	27,246	992,673	1,893,548

Net Assets	$103,860	$687,071	$269,162	$7,864,313	$26,164,616

The accompanying notes are an integral part of these financial statements.

38

Hartford International/Global Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund	The Hartford International Growth Fund
Class R6: Net asset value per share	$9.64	$7.59	$9.88	$9.15	$13.89

Shares outstanding	10,805	118,040	138,052	2,945,489	264,134

Net Assets	$104,166	$895,992	$1,364,359	$26,942,443	$3,670,085

Class Y: Net asset value per share	$9.88	$7.58	$9.88	$9.10	$13.86

Shares outstanding	94,033	26,301,415	733,304	1,879,104	1,084,466

Net Assets	$929,335	$199,247,600	$7,244,177	$17,108,885	$15,035,398

Class F: Net asset value per share	$9.99	$7.55	$9.95	$9.15	$13.21

Shares outstanding	2,855,352	4,801,813	237,232	7,062,113	8,380,708

Net Assets	$28,516,787	$36,236,723	$2,360,698	$64,627,174	$110,715,634

Cost of investments	$39,902,060	$308,951,541	$74,664,964	$802,810,252	$284,522,627
Cost of foreign currency	$1,816	$2,459,773	$—	$130,869	$272,504
Cost of bank overdraft – foreign cash	$—	$—	$—	$—	$—

(1) Includes Investment in securities on loan, at market value	$257,548	$621,852	$2,813,714	$21,653,869	$8,982,514

The accompanying notes are an integral part of these financial statements.

39

Hartford International/Global Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	The Hartford International Opportunities Fund	The Hartford International Value Fund
Assets:
Investments in securities, at market value(1)	$3,158,388,508	$1,520,250,714
Cash	—	—
Foreign currency	288,719	—
Receivables:
Investment securities sold	44,001,124	9,579,861
Fund shares sold	3,984,665	8,159,087
Dividends and interest	7,090,015	9,016,557
Securities lending income	6,618	46,128
Variation margin on futures contracts	—	1,297,472
Tax reclaims	4,728,408	1,208,164
Other assets	102,964	113,702

Total assets	3,218,591,021	1,549,671,685

Liabilities:
Due to custodian – foreign cash	—	2,946,578
Obligation to return securities lending collateral	12,929,106	22,143,371
Payables:
Investment securities purchased	36,138,036	2,279,398
Fund shares redeemed	5,035,020	6,380,233
Investment management fees	1,644,605	962,894
Transfer agent fees	633,207	393,957
Accounting services fees	37,245	17,932
Board of Directors’ fees	14,149	9,672
Foreign taxes	—	—
Distribution fees	17,922	5,287
Accrued expenses	243,292	139,543

Total liabilities	56,692,582	35,278,865

Net assets	$3,161,898,439	$1,514,392,820

Summary of Net Assets:
Capital stock and paid-in-capital	$3,508,551,056	$2,285,483,541
Distributable earnings (loss)	(346,652,617)	(771,090,721)

Net assets	$3,161,898,439	$1,514,392,820

Shares authorized	950,000,000	780,000,000

Par value	$0.0010	$0.0010

Class A: Net asset value per share	$13.66	$10.55

Maximum offering price per share	$14.46	$11.16

Shares outstanding	28,229,837	14,999,733

Net Assets	$385,754,681	$158,289,343

Class C: Net asset value per share	$11.89	$10.45

Shares outstanding	2,342,595	858,270

Net Assets	$27,850,353	$8,966,878

Class I: Net asset value per share	$13.57	$10.66

Shares outstanding	21,810,549	68,420,104

Net Assets	$296,071,583	$729,224,142

Class R3: Net asset value per share	$13.91	$10.66

Shares outstanding	2,689,137	38,492

Net Assets	$37,411,440	$410,136

Class R4: Net asset value per share	$14.17	$10.60

Shares outstanding	6,849,879	224,682

Net Assets	$97,041,607	$2,382,003

Class R5: Net asset value per share	$14.29	$10.69

Shares outstanding	19,055,720	2,963,830

Net Assets	$272,222,623	$31,689,568

The accompanying notes are an integral part of these financial statements.

40

Hartford International/Global Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	The Hartford International Opportunities Fund	The Hartford International Value Fund
Class R6: Net asset value per share	$14.37	$10.91

Shares outstanding	41,287,686	12,001,006

Net Assets	$593,233,447	$130,936,884

Class Y: Net asset value per share	$14.37	$10.91

Shares outstanding	63,524,307	25,606,287

Net Assets	$912,816,339	$279,265,329

Class F: Net asset value per share	$13.58	$10.66

Shares outstanding	39,741,126	16,247,616

Net Assets	$539,496,366	$173,228,537

Cost of investments	$3,078,896,059	$2,050,187,690
Cost of foreign currency	$289,488	$—
Cost of bank overdraft – foreign cash	$—	$2,944,942

(1) Includes Investment in securities on loan, at market value	$13,457,834	$24,330,434

The accompanying notes are an integral part of these financial statements.

41

Hartford International/Global Equity Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2020 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund	The Hartford International Growth Fund
Investment Income:
Dividends	$345,599	$3,781,822	$604,925	$8,779,970	$2,319,506
Interest	7,500	42,293	16,965	120,091	40,931
Securities lending	7,173	23,992	5,456	45,993	6,616
Less: Foreign tax withheld	(24,150)	(404,118)	(17,846)	(899,788)	(263,595)

Total investment income, net	336,122	3,443,989	609,500	8,046,266	2,103,458

Expenses:
Investment management fees	117,601	1,392,662	260,965	2,056,880	1,331,261
Transfer agent fees
Class A	4,341	40,198	29,960	649,510	143,804
Class C	365	2,930	1,952	42,236	7,890
Class I	1,888	12,587	7,247	36,710	16,874
Class R3	73	279	4,058	15,720	658
Class R4	91	298	1,209	5,608	3,297
Class R5	41	408	205	2,265	13,759
Class R6	2	20	18	468	60
Class Y	420	111,191	1,900	15,141	9,396
Class F	245	126	95	852	722
Distribution fees
Class A	6,303	54,222	41,161	788,391	156,363
Class C	1,468	11,828	10,433	185,224	31,776
Class R3	279	781	13,425	35,958	1,542
Class R4	171	441	2,457	9,852	5,042
Custodian fees	10,420	31,027	28,054	55,523	16,388
Registration and filing fees	57,305	76,228	91,622	58,113	61,297
Accounting services fees	2,986	24,479	6,646	71,002	26,780
Board of Directors’ fees	402	3,944	547	12,169	4,394
Audit fees	12,745	30,840	17,355	45,659	12,313
Other expenses	8,322	23,942	7,668	79,601	42,372

Total expenses (before waivers, reimbursements and fees paid indirectly)	225,468	1,818,431	526,977	4,166,882	1,885,988

Expense waivers	(79,105)	(66,549)	(127,630)	—	(76,156)
Management fee waivers	—	—	(121,158)	—	—
Transfer agent fee waivers	—	—	—	—	—
Distribution fee reimbursements	(451)	(183)	(1,696)	(14,081)	(1,952)
Commission recapture	(84)	—	(362)	(1,143)	—

Total waivers, reimbursements and fees paid indirectly	(79,640)	(66,732)	(250,846)	(15,224)	(78,108)

Total expenses, net	145,828	1,751,699	276,131	4,151,658	1,807,880

Net Investment Income (Loss)	190,294	1,692,290	333,369	3,894,608	295,578

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(834,213)	(20,188,578)	705,767	(50,633,555)	(15,480,498)
Less: Foreign taxes paid on realized capital gains	—	—	(195)	(92,189)	(59,504)
Net realized gain (loss) on futures contracts	—	(562,561)	—	(2,950,698)	—
Net realized gain (loss) on other foreign currency transactions	(7,274)	(122,240)	(33,298)	(114,136)	(94,016)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(841,487)	(20,873,379)	672,274	(53,790,578)	(15,634,018)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments*	(2,701,898)	(21,874,625)	(8,844,819)	(84,791,655)	(8,699,624)
Net unrealized appreciation (depreciation) of futures contracts	—	(33,244)	—	169,612	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(3,959)	(55,967)	(11,231)	16,311	1,929

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(2,705,857)	(21,963,836)	(8,856,050)	(84,605,732)	(8,697,695)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(3,547,344)	(42,837,215)	(8,183,776)	(138,396,310)	(24,331,713)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,357,050)	$(41,144,925)	$(7,850,407)	$(134,501,702)	$(24,036,135)

* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$116,684	$—	$28,679	$19,556

The accompanying notes are an integral part of these financial statements.

42

Hartford International/Global Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2020 (Unaudited)

	The Hartford International Opportunities Fund	The Hartford International Value Fund
Investment Income:
Dividends	$26,917,503	$24,438,460
Interest	377,744	280,120
Securities lending	80,418	264,552
Less: Foreign tax withheld	(2,864,653)	(2,477,169)

Total investment income, net	24,511,012	22,505,963

Expenses:
Investment management fees	11,525,729	8,035,094
Transfer agent fees
Class A	401,466	119,813
Class C	35,111	10,246
Class I	148,265	368,431
Class R3	46,909	527
Class R4	99,168	1,646
Class R5	138,416	15,245
Class R6	12,102	3,050
Class Y	490,988	213,778
Class F	5,417	1,117
Distribution fees
Class A	552,460	232,473
Class C	170,679	68,643
Class R3	114,310	1,208
Class R4	146,970	3,275
Custodian fees	66,918	51,131
Registration and filing fees	79,500	115,235
Accounting services fees	277,042	162,922
Board of Directors’ fees	45,945	28,740
Audit fees	16,077	30,656
Other expenses	210,566	122,537

Total expenses (before waivers, reimbursements and fees paid indirectly)	14,584,038	9,585,767

Expense waivers	—	—
Management fee waivers	—	—
Transfer agent fee waivers	(210,393)	(63,313)
Distribution fee reimbursements	(4,156)	(122)
Commission recapture	(3,527)	(299)

Total waivers, reimbursements and fees paid indirectly	(218,076)	(63,734)

Total expenses, net	14,365,962	9,522,033

Net Investment Income (Loss)	10,145,050	12,983,930

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(211,649,534)	(129,968,183)
Less: Foreign taxes paid on realized capital gains	(198,968)	5,976
Net realized gain (loss) on futures contracts	—	(791,542)
Net realized gain (loss) on other foreign currency transactions	(305,213)	(503,500)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(212,153,715)	(131,257,249)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments*	(225,453,157)	(444,612,809)
Net unrealized appreciation (depreciation) of futures contracts	—	(181,326)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	1,462	(29,335)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(225,451,695)	(444,823,470)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(437,605,410)	(576,080,719)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(427,460,360)	$(563,096,789)

* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$36,864	$—

The accompanying notes are an integral part of these financial statements.

43

Hartford International/Global Equity Funds

Statements of Changes in Net Assets

	Hartford Climate Opportunities Fund		Hartford Emerging Markets Equity Fund		Hartford Global Impact Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$190,294	$308,468	$1,692,290	$6,440,010	$333,369	$605,329
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(841,487)	513,552	(20,873,379)	(13,956,137)	672,274	(1,698,261)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(2,705,857)	2,328,028	(21,963,836)	19,261,050	(8,856,050)	7,495,410

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,357,050)	3,150,048	(41,144,925)	11,744,923	(7,850,407)	6,402,478

Distributions to Shareholders:
Class A	(119,368)	(626,953)	(930,952)	(958,691)	(147,651)	(56,772)
Class C	(8,961)	(200,802)	(30,884)	(19,122)	(7,654)	(4,833)
Class I	(68,860)	(493,966)	(551,883)	(442,367)	(132,781)	(357,502)
Class R3	(6,294)	(173,663)	(8,081)	(3,118)	(22,549)	(1,473)
Class R4	(5,823)	(176,698)	(2,567)	(69,783)	(9,729)	(2,940)
Class R5	(5,744)	(176,726)	(16,899)	(12,968)	(2,372)	(1,496)
Class R6	(6,463)	(178,619)	(25,806)	(18,910)	(7,185)	(1,519)
Class Y	(26,904)	(192,550)	(5,358,106)	(1,092,943)	(59,070)	(2,907)
Class F	(749,220)	(1,311,452)	(781,456)	(43,618)	(256,407)	(3,385,308)

Total distributions	(997,637)	(3,531,429)	(7,706,634)	(2,661,520)	(645,398)	(3,814,750)

Capital Share Transactions:
Sold	23,574,601	7,728,398	79,102,216	261,275,462	6,330,391	13,767,962
Issued in merger	—	—	—	—	82,415,575	—
Issued on reinvestment of distributions	915,803	3,453,670	7,403,318	2,650,991	635,509	3,531,252
Redeemed	(2,299,307)	(20,147,438)	(50,895,100)	(101,840,033)	(58,009,874)	(2,754,259)

Net increase (decrease) from capital share transactions	22,191,097	(8,965,370)	35,610,434	162,086,420	31,371,601	14,544,955

Net Increase (Decrease) in Net Assets	17,836,410	(9,346,751)	(13,241,125)	171,169,823	22,875,796	17,132,683

Net Assets:
Beginning of period	20,069,777	29,416,528	309,760,412	138,590,589	46,413,027	29,280,344

End of period	$37,906,187	$20,069,777	$296,519,287	$309,760,412	$69,288,823	$46,413,027

The accompanying notes are an integral part of these financial statements.

44

Hartford International/Global Equity Funds

Statements of Changes in Net Assets – (continued)

	Hartford International Equity Fund		The Hartford International Growth Fund		The Hartford International Opportunities Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$3,894,608	$19,574,298	$295,578	$2,847,936	$10,145,050	$61,092,452
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(53,790,578)	(34,640,046)	(15,634,018)	(11,389,958)	(212,153,715)	(216,701,521)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(84,605,732)	97,014,927	(8,697,695)	48,850,249	(225,451,695)	543,368,730

Net Increase (Decrease) in Net Assets Resulting from Operations	(134,501,702)	81,949,179	(24,036,135)	40,308,227	(427,460,360)	387,759,661

Distributions to Shareholders:
Class A	(15,148,776)	(3,190,662)	(721,736)	(9,270,646)	(6,181,755)	(16,748,487)
Class C	(514,273)	(129,482)	—	(589,259)	(261,125)	(1,356,020)
Class I	(2,054,436)	(531,598)	(400,088)	(2,609,314)	(5,982,588)	(15,473,343)
Class R3	(307,227)	(77,335)	(1,745)	(40,927)	(460,064)	(1,838,521)
Class R4	(182,968)	(69,116)	(16,976)	(509,112)	(1,494,777)	(5,381,710)
Class R5	(50,469)	(6,824)	(263,929)	(1,774,523)	(4,277,258)	(9,675,206)
Class R6	(709,639)	(32,690)	(34,507)	(77,484)	(11,152,699)	(20,714,677)
Class Y	(845,813)	(161,978)	(158,669)	(1,259,943)	(16,953,720)	(38,119,791)
Class F	(1,982,075)	(400,679)	(1,145,422)	(7,789,236)	(11,446,722)	(24,783,692)

Total distributions	(21,795,676)	(4,600,364)	(2,743,072)	(23,920,444)	(58,210,708)	(134,091,447)

Capital Share Transactions:
Sold	56,467,901	97,983,678	45,924,308	71,745,516	532,707,035	947,713,632
Issued in merger	—	—	—	—	—	—
Issued on reinvestment of distributions	21,151,160	4,412,669	2,715,341	23,421,317	55,781,589	129,273,370
Redeemed	(135,905,538)	(297,454,808)	(44,519,991)	(83,443,489)	(523,406,387)	(1,338,530,040)

Net increase (decrease) from capital share transactions	(58,286,477)	(195,058,461)	4,119,658	11,723,344	65,082,237	(261,543,038)

Net Increase (Decrease) in Net Assets	(214,583,855)	(117,709,646)	(22,659,549)	28,111,127	(420,588,831)	(7,874,824)

Net Assets:
Beginning of period	965,890,801	1,083,600,447	337,426,580	309,315,453	3,582,487,270	3,590,362,094

End of period	$751,306,946	$965,890,801	$314,767,031	$337,426,580	$3,161,898,439	$3,582,487,270

The accompanying notes are an integral part of these financial statements.

45

Hartford International/Global Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford International Value Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$12,983,930	$57,359,301
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(131,257,249)	(45,754,127)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(444,823,470)	45,811,841

Net Increase (Decrease) in Net Assets Resulting from Operations	(563,096,789)	57,417,015

Distributions to Shareholders:
Class A	(5,897,568)	(19,424,941)
Class C	(306,110)	(1,595,295)
Class I	(31,692,857)	(58,663,245)
Class R3	(11,482)	(49,201)
Class R4	(87,974)	(103,976)
Class R5	(1,052,666)	(2,391,166)
Class R6	(5,419,824)	—
Class Y	(17,970,437)	(41,199,699)
Class F	(9,066,373)	(24,502,454)

Total distributions	(71,505,291)	(147,929,977)

Capital Share Transactions:
Sold	415,178,660	1,393,683,414
Issued in merger	—	—
Issued on reinvestment of distributions	68,483,557	143,495,664
Redeemed	(668,563,027)	(1,439,127,290)

Net increase (decrease) from capital share transactions	(184,900,810)	98,051,788

Net Increase (Decrease) in Net Assets	(819,502,890)	7,538,826

Net Assets:
Beginning of period	2,333,895,710	2,326,356,884

End of period	$1,514,392,820	$2,333,895,710

The accompanying notes are an integral part of these financial statements.

46

Hartford International/Global Equity Funds

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Climate Opportunities Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$10.92	$0.04	$(0.79)	$(0.75)	$(0.05)	$(0.23)	$(0.28)	$9.89	(7.15	)%(4)	$5,273	1.53	%(5)	1.11	%(5)	0.66	%(5)	21%
C	10.93	(0.01)	(0.79)	(0.80)	(0.10)	(0.23)	(0.33)	9.80	(7.64	)(4)	278	2.35	(5)	1.94	(5)	(0.19	)(5)	21
I	10.78	0.05	(0.77)	(0.72)	(0.09)	(0.23)	(0.32)	9.74	(7.05	)(4)	2,450	1.25	(5)	0.83	(5)	0.95	(5)	21
R3	11.02	0.05	(0.75)	(0.70)	(0.38)	(0.23)	(0.61)	9.71	(7.03	)(4)	105	1.74	(5)	0.82	(5)	0.91	(5)	21
R4	10.93	0.05	(0.77)	(0.72)	(0.27)	(0.23)	(0.50)	9.71	(7.03	)(4)	147	1.49	(5)	0.87	(5)	0.94	(5)	21
R5	10.94	0.05	(0.75)	(0.70)	(0.33)	(0.23)	(0.56)	9.68	(7.05	)(4)	104	1.18	(5)	0.76	(5)	0.96	(5)	21
R6	10.96	0.05	(0.74)	(0.69)	(0.40)	(0.23)	(0.63)	9.64	(7.04	)(4)	104	1.11	(5)	0.69	(5)	1.03	(5)	21
Y	10.94	0.05	(0.79)	(0.74)	(0.09)	(0.23)	(0.32)	9.88	(7.09	)(4)	929	1.20	(5)	0.78	(5)	0.98	(5)	21
F	11.01	0.06	(0.80)	(0.74)	(0.05)	(0.23)	(0.28)	9.99	(6.97	)(4)	28,517	1.11	(5)	0.69	(5)	1.08	(5)	21

For the Year Ended October 31, 2019
A	$10.99	$0.11	$1.34	$1.45	$(0.11)	$(1.41)	$(1.52)	$10.92	16.47%		$4,510	1.79%		1.08%		1.12%		50%
C	10.99	0.12	1.35	1.47	(0.12)	(1.41)	(1.53)	10.93	16.68		286	2.38		0.95		1.19		50
I	11.00	0.13	1.32	1.45	(0.26)	(1.41)	(1.67)	10.78	16.85		2,314	1.41		0.77		1.25		50
R3	10.98	0.14	1.43	1.57	(0.12)	(1.41)	(1.53)	11.02	17.77		112	1.85		0.75		1.39		50
R4	10.99	0.13	1.35	1.48	(0.13)	(1.41)	(1.54)	10.93	16.78		125	1.61		0.84		1.30		50
R5	10.99	0.13	1.36	1.49	(0.13)	(1.41)	(1.54)	10.94	16.88		112	1.35		0.79		1.35		50
R6	11.01	0.15	1.36	1.51	(0.15)	(1.41)	(1.56)	10.96	17.12		112	1.31		0.67		1.47		50
Y	11.00	0.14	1.35	1.49	(0.14)	(1.41)	(1.55)	10.94	17.00		804	1.36		0.71		1.39		50
F	11.06	0.16	1.34	1.50	(0.14)	(1.41)	(1.55)	11.01	16.88		11,696	1.41		0.69		1.52		50

For the Year Ended October 31, 2018
A	$13.64	$0.13	$(1.65)	$(1.52)	$(0.06)	$(1.07)	$(1.13)	$10.99	(12.08)%		$4,266	1.64%		1.07%		1.04%		42%
C	13.62	0.14	(1.65)	(1.51)	(0.05)	(1.07)	(1.12)	10.99	(11.95)		1,425	2.34		0.97		1.13		42
I	13.68	0.15	(1.64)	(1.49)	(0.12)	(1.07)	(1.19)	11.00	(11.82)		8,157	1.26		0.76		1.25		42
R3	13.63	0.14	(1.65)	(1.51)	(0.07)	(1.07)	(1.14)	10.98	(12.02)		1,231	1.96		0.98		1.13		42
R4	13.64	0.14	(1.64)	(1.50)	(0.08)	(1.07)	(1.15)	10.99	(11.93)		1,247	1.66		0.92		1.18		42
R5	13.65	0.15	(1.65)	(1.50)	(0.09)	(1.07)	(1.16)	10.99	(11.84)		1,241	1.36		0.87		1.24		42
R6	13.66	0.17	(1.65)	(1.48)	(0.10)	(1.07)	(1.17)	11.01	(11.74)		1,244	1.24		0.75		1.35		42
Y	13.66	0.16	(1.64)	(1.48)	(0.11)	(1.07)	(1.18)	11.00	(11.77)		1,342	1.29		0.76		1.34		42
F	13.68	0.17	(1.67)	(1.50)	(0.05)	(1.07)	(1.12)	11.06	(11.78)		9,263	1.24		0.75		1.38		42

For the Year Ended October 31, 2017
A	$11.53	$0.11	$2.33	$2.44	$(0.12)	$(0.21)	$(0.33)	$13.64	21.76%		$4,336	1.87%		1.18%		0.87%		44%
C	11.47	0.08	2.33	2.41	(0.05)	(0.21)	(0.26)	13.62	21.48		1,559	2.53		1.37		0.69		44
I	11.55	0.14	2.34	2.48	(0.14)	(0.21)	(0.35)	13.68	22.12		19,040	1.53		0.92		1.18		44
R3	11.50	0.10	2.33	2.43	(0.09)	(0.21)	(0.30)	13.63	21.68		1,399	2.20		1.22		0.83		44
R4	11.52	0.12	2.32	2.44	(0.11)	(0.21)	(0.32)	13.64	21.84		1,404	1.90		1.11		0.94		44
R5	11.54	0.13	2.33	2.46	(0.14)	(0.21)	(0.35)	13.65	22.01		1,408	1.60		1.00		1.05		44
R6	11.55	0.14	2.33	2.47	(0.15)	(0.21)	(0.36)	13.66	22.09		1,411	1.50		0.90		1.16		44
Y	11.55	0.14	2.33	2.47	(0.15)	(0.21)	(0.36)	13.66	22.09		1,469	1.51		0.90		1.16		44
F(6)	11.81	0.08	1.79	1.87	—	—	—	13.68	15.83	(4)	6,424	1.58	(5)	0.90	(5)	0.87	(5)	44

For the Period Ended October 31, 2016
A(7)	$10.00	$0.13	$1.40	$1.53	$—	$—	$—	$11.53	15.30	%(4)	$1,489	1.46	%(5)	1.17	%(5)	1.75	%(5)	25	%(4)
C(7)	10.00	0.07	1.40	1.47	—	—	—	11.47	14.70	(4)	1,196	2.20	(5)	1.90	(5)	0.99	(5)	25	(4)
I(7)	10.00	0.15	1.40	1.55	—	—	—	11.55	15.50	(4)	21,506	1.20	(5)	0.90	(5)	1.99	(5)	25	(4)
R3(7)	10.00	0.10	1.40	1.50	—	—	—	11.50	15.00	(4)	1,150	1.90	(5)	1.60	(5)	1.29	(5)	25	(4)
R4(7)	10.00	0.12	1.40	1.52	—	—	—	11.52	15.20	(4)	1,152	1.60	(5)	1.30	(5)	1.59	(5)	25	(4)
R5(7)	10.00	0.14	1.40	1.54	—	—	—	11.54	15.40	(4)	1,154	1.30	(5)	1.00	(5)	1.89	(5)	25	(4)
R6(7)	10.00	0.15	1.40	1.55	—	—	—	11.55	15.50	(4)	1,155	1.20	(5)	0.90	(5)	1.99	(5)	25	(4)
Y(7)	10.00	0.15	1.40	1.55	—	—	—	11.55	15.50	(4)	1,155	1.20	(5)	0.90	(5)	1.99	(5)	25	(4)

The accompanying notes are an integral part of these financial statements.

47

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Emerging Markets Equity Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$8.96	$0.03		$(1.19)		$(1.16)	$(0.19)	$—	$(0.19)	$7.61	(13.38	)%(4)	$39,908	1.46	%(5)	1.41	%(5)	0.80	%(5)	57%
C	8.78	—	(8)	(1.19)		(1.19)	(0.10)	—	(0.10)	7.49	(13.75	)(4)	1,822	2.27	(5)	2.20	(5)	(0.01	)(5)	57
I	8.94	0.05		(1.19)		(1.14)	(0.22)	—	(0.22)	7.58	(13.26	)(4)	17,115	1.14	(5)	1.10	(5)	1.08	(5)	57
R3	8.95	0.03		(1.21)		(1.18)	(0.19)	—	(0.19)	7.58	(13.62	)(4)	282	1.70	(5)	1.66	(5)	0.61	(5)	57
R4	9.01	0.04		(1.24)		(1.20)	(0.06)	—	(0.06)	7.75	(13.42	)(4)	324	1.44	(5)	1.39	(5)	0.83	(5)	57
R5	8.90	0.05		(1.18)		(1.13)	(0.22)	—	(0.22)	7.55	(13.21	)(4)	687	1.14	(5)	1.10	(5)	1.13	(5)	57
R6	8.96	0.05		(1.19)		(1.14)	(0.23)	—	(0.23)	7.59	(13.25	)(4)	896	1.03	(5)	0.98	(5)	1.24	(5)	57
Y	8.93	0.05		(1.18)		(1.13)	(0.22)	—	(0.22)	7.58	(13.26	)(4)	199,248	1.13	(5)	1.09	(5)	1.15	(5)	57
F	8.90	0.05		(1.18)		(1.13)	(0.22)	—	(0.22)	7.55	(13.13	)(4)	36,237	1.02	(5)	0.98	(5)	1.23	(5)	57

For the Year Ended October 31, 2019
A	$8.39	$0.18		$0.54		$0.72	$(0.15)	$—	$(0.15)	$8.96	8.82%		$45,113	1.50%		1.39%		2.02%		81%
C	8.18	0.10		0.54		0.64	(0.04)	—	(0.04)	8.78	7.93		2,738	2.34		2.20		1.20		81
I	8.39	0.23		0.50		0.73	(0.18)	—	(0.18)	8.94	8.99		23,116	1.19		1.09		2.60		81
R3	8.38	0.16		0.54		0.70	(0.13)	—	(0.13)	8.95	8.45		220	1.81		1.69		1.78		81
R4	8.44	0.14		0.59		0.73	(0.16)	—	(0.16)	9.01	8.87		352	1.51		1.39		1.65		81
R5	8.34	0.22		0.52		0.74	(0.18)	—	(0.18)	8.90	9.14		691	1.21		1.10		2.51		81
R6	8.39	0.22		0.54		0.76	(0.19)	—	(0.19)	8.96	9.26		1,006	1.09		0.98		2.57		81
Y	8.38	0.29		0.45		0.74	(0.19)	—	(0.19)	8.93	9.06		205,680	1.19		1.07		3.34		81
F	8.35	0.28		0.46		0.74	(0.19)	—	(0.19)	8.90	9.17		30,845	1.09		0.98		3.20		81

For the Year Ended October 31, 2018
A	$9.85	$0.20		$(1.52)		$(1.32)	$(0.14)	$—	$(0.14)	$8.39	(13.61)%		$61,016	1.53%		1.38%		2.10%		85%
C	9.64	0.08		(1.45)		(1.37)	(0.09)	—	(0.09)	8.18	(14.32)		3,682	2.37		2.20		0.83		85
I	9.83	0.22		(1.50)		(1.28)	(0.16)	—	(0.16)	8.39	(13.30)		16,780	1.24		1.07		2.23		85
R3	9.85	0.13		(1.48)		(1.35)	(0.12)	—	(0.12)	8.38	(13.89)		206	1.85		1.68		1.37		85
R4	9.90	0.27		(1.59)		(1.32)	(0.14)	—	(0.14)	8.44	(13.57)		5,580	1.55		1.38		2.90		85
R5	9.79	0.18		(1.47)		(1.29)	(0.16)	—	(0.16)	8.34	(13.43)		611	1.26		1.11		1.88		85
R6(9)	10.24	0.11		(1.96)		(1.85)	—	—	—	8.39	(18.07	)(4)	838	1.14	(5)	0.98	(5)	1.90	(5)	85
Y	9.83	0.20		(1.48)		(1.28)	(0.17)	—	(0.17)	8.38	(13.32)		47,966	1.19		1.02		2.06		85
F	9.85	0.21		(1.49)		(1.28)	(0.22)	—	(0.22)	8.35	(13.30)		1,912	1.14		0.98		2.23		85

For the Year Ended October 31, 2017
A	$7.65	$0.15		$2.12		$2.27	$(0.07)	$—	$(0.07)	$9.85	30.12%		$23,924	1.76%		1.56%		1.78%		98%
C	7.49	0.08		2.10		2.18	(0.03)	—	(0.03)	9.64	29.28		5,560	2.50		2.33		0.91		98
I	7.64	0.21		2.08		2.29	(0.10)	—	(0.10)	9.83	30.54		11,361	1.42		1.29		2.43		98
R3	7.58	0.12		2.15		2.27	—	—	—	9.85	29.95		197	2.11		1.82		1.41		98
R4	7.61	0.11		2.18		2.29	—	—	—	9.90	30.09		41	1.87		1.56		1.38		98
R5	7.59	0.09		2.20		2.29	(0.09)	—	(0.09)	9.79	30.66		876	1.35		1.17		0.95		98
Y	7.64	0.13		2.17		2.30	(0.11)	—	(0.11)	9.83	30.64		38,223	1.32		1.23		1.62		98
F(6)	7.96	0.21		1.68		1.89	—	—	—	9.85	23.74	(4)	1,500	1.25	(5)	1.03	(5)	3.54		98

For the Year Ended October 31, 2016
A	$7.30	$0.08		$0.50	(10)	$0.58	$(0.13)	$(0.10)	$(0.23)	$7.65	8.52%		$10,848	1.94%		1.76	%(11)	1.12%		97%
C	7.15	0.03		0.49	(10)	0.52	(0.08)	(0.10)	(0.18)	7.49	7.69		1,520	2.61		2.51	(11)	0.46		97
I	7.30	0.10		0.51	(10)	0.61	(0.17)	(0.10)	(0.27)	7.64	8.94		2,665	1.42		1.36	(11)	1.52		97
R3	7.24	—		0.56	(10)	0.56	(0.12)	(0.10)	(0.22)	7.58	8.30		165	2.09		1.96	(11)	(0.01)		97
R4	7.28	0.01		0.57	(10)	0.58	(0.15)	(0.10)	(0.25)	7.61	8.44		40	1.78		1.66	(11)	0.11		97
R5	7.30	0.02		0.54	(10)	0.56	(0.17)	(0.10)	(0.27)	7.59	8.22		13	1.47		1.36	(11)	0.35		97
Y	7.29	0.09		0.53	(10)	0.62	(0.17)	(0.10)	(0.27)	7.64	9.16		65,378	1.37		1.31	(11)	1.33		97

The accompanying notes are an integral part of these financial statements.

48

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Emerging Markets Equity Fund – (continued)

For the Year Ended October 31, 2015
A	$9.09	$0.08	$(1.19)	$(1.11)	$(0.05)	$(0.63)	$(0.68)	$7.30	(12.64)%		$8,161	1.79%		1.75%		0.94%		151%
C	8.92	0.01	(1.15)	(1.14)	—	(0.63)	(0.63)	7.15	(13.20)		2,211	2.50		2.50		0.14		151
I	9.09	0.11	(1.19)	(1.08)	(0.08)	(0.63)	(0.71)	7.30	(12.27)		2,705	1.34		1.34		1.35		151
R3	9.02	0.05	(1.17)	(1.12)	(0.03)	(0.63)	(0.66)	7.24	(12.84)		1,749	2.02		1.95		0.68		151
R4	9.06	0.08	(1.18)	(1.10)	(0.05)	(0.63)	(0.68)	7.28	(12.50)		1,640	1.71		1.65		0.99		151
R5	9.09	0.10	(1.18)	(1.08)	(0.08)	(0.63)	(0.71)	7.30	(12.30)		1,638	1.41		1.35		1.29		151
Y	9.08	0.10	(1.18)	(1.08)	(0.08)	(0.63)	(0.71)	7.29	(12.27)		163,053	1.32		1.30		1.31		151

Hartford Global Impact Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$11.32	$0.03	$(1.32)	$(1.29)	$(0.04)	$—	$(0.04)	$9.99	(11.43	)%(4)	$33,590	1.42	%(5)	0.82	%(5)	0.62	%(5)	59%
C	11.12	(0.01)	(1.29)	(1.30)	(0.03)	—	(0.03)	9.79	(11.71	)(4)	1,992	2.17	(5)	1.57	(5)	(0.12	)(5)	59
I	11.30	0.05	(1.31)	(1.26)	(0.08)	—	(0.08)	9.96	(11.24	)(4)	15,614	1.07	(5)	0.50	(5)	0.94	(5)	59
R3	11.14	0.02	(1.29)	(1.27)	(0.04)	—	(0.04)	9.83	(11.46	)(4)	5,303	1.64	(5)	1.04	(5)	0.40	(5)	59
R4	11.28	0.04	(1.31)	(1.27)	(0.04)	—	(0.04)	9.97	(11.30	)(4)	1,552	1.35	(5)	0.75	(5)	0.76	(5)	59
R5	11.18	0.05	(1.30)	(1.25)	(0.05)	—	(0.05)	9.88	(11.27	)(4)	269	1.07	(5)	0.46	(5)	0.96	(5)	59
R6	11.21	0.05	(1.30)	(1.25)	(0.08)	—	(0.08)	9.88	(11.27	)(4)	1,364	1.00	(5)	0.42	(5)	0.99	(5)	59
Y	11.17	0.06	(1.30)	(1.24)	(0.05)	—	(0.05)	9.88	(11.19	)(4)	7,244	1.02	(5)	0.42	(5)	1.16	(5)	59
F	11.36	0.06	(1.30)	(1.24)	(0.17)	—	(0.17)	9.95	(11.12	)(4)	2,361	0.96	(5)	0.34	(5)	1.04	(5)	59

For the Year Ended October 31, 2019
A	$11.10	$0.12	$1.46	$1.58	$(0.06)	$(1.30)	$(1.36)	$11.32	16.93%		$872	1.94	%(12)	1.10	%(12)	1.17%		5	%(13)
C	10.93	0.07	1.45	1.52	(0.03)	(1.30)	(1.33)	11.12	16.45		38	2.74	(12)	1.60	(12)	0.63		5	(13)
I	11.05	0.17	1.46	1.63	(0.08)	(1.30)	(1.38)	11.30	17.47		13,351	1.54	(12)	0.73	(12)	1.60		5	(13)
R3	10.98	0.08	1.48	1.56	(0.10)	(1.30)	(1.40)	11.14	16.94		282	2.07	(12)	1.19	(12)	0.79		5	(13)
R4	11.08	0.13	1.46	1.59	(0.09)	(1.30)	(1.39)	11.28	17.11		27	1.91	(12)	0.95	(12)	1.25		5	(13)
R5	11.00	0.15	1.44	1.59	(0.11)	(1.30)	(1.41)	11.18	17.45		13	1.61	(12)	0.76	(12)	1.43		5	(13)
R6	11.01	0.20	1.41	1.61	(0.11)	(1.30)	(1.41)	11.21	17.45		897	1.43	(12)	0.63	(12)	1.81		5	(13)
Y	10.99	0.23	1.37	1.60	(0.12)	(1.30)	(1.42)	11.17	17.42		300	1.54	(12)	0.67	(12)	2.11		5	(13)
F	11.16	0.16	1.47	1.63	(0.13)	(1.30)	(1.43)	11.36	17.43		30,632	1.49	(12)	0.66	(12)	1.54		5	(13)

For the Year Ended October 31, 2018
A	$11.63	$0.09	$(0.27)	$(0.18)	$—	$(0.35)	$(0.35)	$11.10	(1.69)%		$455	2.35	%(12)	1.20	%(12)	0.78%		79	%(14)
C	11.57	0.03	(0.27)	(0.24)	(0.05)	(0.35)	(0.40)	10.93	(2.25)		40	3.12	(12)	1.64	(12)	0.28		79	(14)
I	11.66	0.13	(0.26)	(0.13)	(0.13)	(0.35)	(0.48)	11.05	(1.34)		2,588	1.91	(12)	0.79	(12)	1.12		79	(14)
R3	11.63	0.10	(0.25)	(0.15)	(0.15)	(0.35)	(0.50)	10.98	(1.54)		11	2.60	(12)	0.98	(12)	0.85		79	(14)
R4	11.64	0.10	(0.26)	(0.16)	(0.05)	(0.35)	(0.40)	11.08	(1.58)		23	2.30	(12)	1.03	(12)	0.88		79	(14)
R5	11.65	0.12	(0.25)	(0.13)	(0.17)	(0.35)	(0.52)	11.00	(1.40)		11	1.99	(12)	0.85	(12)	1.00		79	(14)
R6	11.66	0.13	(0.25)	(0.12)	(0.18)	(0.35)	(0.53)	11.01	(1.23)		12	1.88	(12)	0.74	(12)	1.10		79	(14)
Y	11.65	0.14	(0.27)	(0.13)	(0.18)	(0.35)	(0.53)	10.99	(1.31)		22	1.93	(12)	0.79	(12)	1.15		79	(14)
F	11.66	0.13	(0.26)	(0.13)	(0.02)	(0.35)	(0.37)	11.16	(1.26)		26,117	1.88	(12)	0.74	(12)	1.10		79	(14)

For the Year Ended October 31, 2017(6)
A	$10.00	$0.06	$1.57	$1.63	$—	$—	$—	$11.63	16.30	%(4)	$140	5.13	%(5)(12)	1.19	%(5)(12)	0.76	%(5)	50	%(14)
C	10.00	0.01	1.56	1.57	—	—	—	11.57	15.70	(4)	16	5.94	(5)(12)	2.00	(5)(12)	0.11	(5)	50	(14)
I	10.00	0.09	1.57	1.66	—	—	—	11.66	16.60	(4)	1,214	4.76	(5)(12)	0.86	(5)(12)	1.26	(5)	50	(14)
R3	10.00	0.07	1.56	1.63	—	—	—	11.63	16.30	(4)	12	5.54	(5)(12)	1.22	(5)(12)	0.93	(5)	50	(14)
R4	10.00	0.07	1.57	1.64	—	—	—	11.64	16.40	(4)	12	5.24	(5)(12)	1.12	(5)(12)	1.01	(5)	50	(14)
R5	10.00	0.09	1.56	1.65	—	—	—	11.65	16.50	(4)	12	4.94	(5)(12)	0.95	(5)(12)	1.19	(5)	50	(14)
R6	10.00	0.09	1.57	1.66	—	—	—	11.66	16.60	(4)	12	4.84	(5)(12)	0.85	(5)(12)	1.29	(5)	50	(14)
Y	10.00	0.12	1.53	1.65	—	—	—	11.65	16.50	(4)	12	4.79	(5)(12)	0.90	(5)(12)	1.63	(5)	50	(14)
F	10.00	0.10	1.56	1.66	—	—	—	11.66	16.50	(4)	26,456	4.74	(5)(12)	0.85	(5)(12)	1.28	(5)	50	(14)

The accompanying notes are an integral part of these financial statements.

49

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford International Equity Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$10.74	$0.04	$(1.54)	$(1.50)	$(0.24)	$—	$(0.24)	$9.00	(14.29	)%(4)	$532,030	0.99	%(5)	0.98	%(5)	0.82	%(5)	25%
C	10.52	—	(1.51)	(1.51)	(0.14)	—	(0.14)	8.87	(14.64	)(4)	28,974	1.76	(5)	1.76	(5)	—	(5)	25
I	10.88	0.06	(1.55)	(1.49)	(0.28)	—	(0.28)	9.11	(14.17	)(4)	54,937	0.63	(5)	0.63	(5)	1.13	(5)	25
R3	10.65	0.03	(1.53)	(1.50)	(0.21)	—	(0.21)	8.94	(14.48	)(4)	12,007	1.25	(5)	1.24	(5)	0.54	(5)	25
R4	10.74	0.04	(1.53)	(1.49)	(0.23)	—	(0.23)	9.02	(14.30	)(4)	6,816	0.92	(5)	0.92	(5)	0.88	(5)	25
R5	9.50	0.08	(1.38)	(1.30)	(0.28)	—	(0.28)	7.92	(14.22	)(4)	7,864	0.62	(5)	0.62	(5)	1.82	(5)	25
R6	10.93	0.07	(1.56)	(1.49)	(0.29)	—	(0.29)	9.15	(14.13	)(4)	26,942	0.54	(5)	0.54	(5)	1.39	(5)	25
Y	10.88	0.05	(1.55)	(1.50)	(0.28)	—	(0.28)	9.10	(14.26	)(4)	17,109	0.64	(5)	0.64	(5)	1.02	(5)	25
F	10.94	0.07	(1.57)	(1.50)	(0.29)	—	(0.29)	9.15	(14.13	)(4)	64,627	0.53	(5)	0.53	(5)	1.29	(5)	25

For the Year Ended October 31, 2019
A	$9.91	$0.20	$0.67	$0.87	$(0.02)	$(0.02)	$(0.04)	$10.74	8.88%		$685,465	0.97%		0.97%		1.94%		78%
C	9.76	0.11	0.67	0.78	—	(0.02)	(0.02)	10.52	8.01		43,009	1.71		1.71		1.13		78
I	10.01	0.23	0.69	0.92	(0.03)	(0.02)	(0.05)	10.88	9.29		82,136	0.63		0.63		2.20		78
R3	9.85	0.17	0.67	0.84	(0.02)	(0.02)	(0.04)	10.65	8.59		16,410	1.24		1.24		1.67		78
R4	9.91	0.20	0.68	0.88	(0.03)	(0.02)	(0.05)	10.74	8.89		8,653	0.96		0.96		1.99		78
R5	8.75	0.20	0.60	0.80	(0.03)	(0.02)	(0.05)	9.50	9.27		1,686	0.65		0.65		2.23		78
R6	10.06	0.24	0.69	0.93	(0.04)	(0.02)	(0.06)	10.93	9.29		22,624	0.54		0.54		2.32		78
Y	10.02	0.25	0.67	0.92	(0.04)	(0.02)	(0.06)	10.88	9.28		33,756	0.62		0.62		2.38		78
F	10.06	0.25	0.69	0.94	(0.04)	(0.02)	(0.06)	10.94	9.39		72,152	0.54		0.54		2.38		78

For the Year Ended October 31, 2018
A	$11.42	$0.13	$(1.28)	$(1.15)	$(0.18)	$(0.18)	$(0.36)	$9.91	(10.47)%		$750,143	1.15%		0.97%		1.30%		85%
C	11.28	0.07	(1.29)	(1.22)	(0.12)	(0.18)	(0.30)	9.76	(11.16)		70,348	1.96		1.75		0.65		85
I	11.52	0.20	(1.33)	(1.13)	(0.20)	(0.18)	(0.38)	10.01	(10.21)		120,491	0.87		0.66		1.85		85
R3	11.37	0.02	(1.21)	(1.19)	(0.15)	(0.18)	(0.33)	9.85	(10.84)		19,595	1.41		1.27		0.29		85
R4	11.43	0.12	(1.28)	(1.16)	(0.18)	(0.18)	(0.36)	9.91	(10.58)		15,357	1.19		0.99		1.29		85
R5	10.09	0.17	(1.13)	(0.96)	(0.20)	(0.18)	(0.38)	8.75	(9.97)		1,109	0.91		0.69		1.75		85
R6(9)	11.48	0.11	(1.53)	(1.42)	—	—	—	10.06	(12.37	)(4)	4,959	0.68	(5)	0.53	(5)	1.50	(5)	85
Y	11.51	0.22	(1.31)	(1.09)	(0.22)	(0.18)	(0.40)	10.02	(9.92)		27,321	0.83		0.59		2.02		85
F	11.53	0.18	(1.28)	(1.10)	(0.19)	(0.18)	(0.37)	10.06	(9.94)		74,278	0.71		0.55		1.76		85

For the Year Ended October 31, 2017
A	$9.37	$0.15	$2.07	$2.22	$(0.17)	$—	$(0.17)	$11.42	24.17%		$15,943	1.74%		1.16%		1.43%		133%
C	9.25	0.07	2.06	2.13	(0.10)	—	(0.10)	11.28	23.29		4,527	2.47		1.91		0.71		133
I	9.44	0.20	2.06	2.26	(0.18)	—	(0.18)	11.52	24.49		14,971	1.43		0.88		1.88		133
R3	9.37	0.11	2.07	2.18	(0.18)	—	(0.18)	11.37	23.76		93	2.28		1.46		1.10		133
R4	9.40	0.15	2.07	2.22	(0.19)	—	(0.19)	11.43	24.13		740	1.75		1.17		1.39		133
R5	9.38	0.21	1.75	1.96	(1.25)	—	(1.25)	10.09	24.50		397	1.38		0.85		2.28		133
Y	9.44	0.18	2.09	2.27	(0.20)	—	(0.20)	11.51	24.67		11,822	1.31		0.78		1.76		133
F(15)	9.65	0.08	1.80	1.88	—	—	—	11.53	19.48	(4)	1,739	1.26	(5)	0.66	(5)	1.01		133

For the Year Ended October 31, 2016
A	$9.40	$0.14	$0.06	$0.20	$(0.10)	$(0.13)	$(0.23)	$9.37	2.29%		$10,519	1.99%		1.20	%(16)	1.52%		95%
B	9.35	0.01	0.11	0.12	(0.03)	(0.13)	(0.16)	9.31	1.37		120	2.71		1.95	(16)	0.17		95
C	9.29	0.07	0.06	0.13	(0.04)	(0.13)	(0.17)	9.25	1.46		2,583	2.73		1.95	(16)	0.80		95
I	9.47	0.16	0.07	0.23	(0.13)	(0.13)	(0.26)	9.44	2.55		5,109	1.63		0.90	(16)	1.82		95
R3	9.41	0.05	0.13	0.18	(0.09)	(0.13)	(0.22)	9.37	2.02		110	2.26		1.50	(16)	0.57		95
R4	9.44	0.07	0.13	0.20	(0.11)	(0.13)	(0.24)	9.40	2.24		251	1.94		1.20	(16)	0.80		95
R5	9.47	0.07	0.11	0.18	(0.14)	(0.13)	(0.27)	9.38	2.01		11	1.61		0.90	(16)	0.79		95
Y	9.47	0.18	0.07	0.25	(0.15)	(0.13)	(0.28)	9.44	2.73		10,857	1.51		0.80	(16)	1.96		95

The accompanying notes are an integral part of these financial statements.

50

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford International Equity Fund – (continued)

For the Year Ended October 31, 2015
A	$9.92	$0.07	$(0.26)	$(0.19)	$(0.08)	$(0.25)	$(0.33)	$9.40	(1.76)%		$12,648	1.84%		1.39%		0.77%		125%
B	9.84	—	(0.24)	(0.24)	—	(0.25)	(0.25)	9.35	(2.34)		821	2.49		2.13		0.02		125
C	9.80	0.01	(0.25)	(0.24)	(0.02)	(0.25)	(0.27)	9.29	(2.39)		2,859	2.57		2.14		0.08		125
I	9.98	0.11	(0.25)	(0.14)	(0.12)	(0.25)	(0.37)	9.47	(1.30)		4,554	1.45		1.07		1.13		125
R3	9.91	0.05	(0.24)	(0.19)	(0.06)	(0.25)	(0.31)	9.41	(1.84)		1,226	2.09		1.62		0.55		125
R4	9.95	0.08	(0.25)	(0.17)	(0.09)	(0.25)	(0.34)	9.44	(1.62)		1,149	1.78		1.32		0.85		125
R5	9.98	0.11	(0.25)	(0.14)	(0.12)	(0.25)	(0.37)	9.47	(1.30)		1,057	1.47		1.02		1.15		125
Y	9.98	0.12	(0.26)	(0.14)	(0.12)	(0.25)	(0.37)	9.47	(1.25)		10,625	1.37		0.96		1.21		125

The Hartford International Growth Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$14.40	$— (8)	$(1.00)	$(1.00)	$(0.08)	$—	$(0.08)	$13.32	(7.01	)%(4)	$115,773	1.36	%(5)	1.30	%(5)	(0.06	)%(5)	35%
C	13.12	(0.05)	(0.92)	(0.97)	—	—	—	12.15	(7.32	)(4)	5,509	2.13	(5)	2.05	(5)	(0.84	)(5)	35
I	14.29	0.02	(0.99)	(0.97)	(0.13)	—	(0.13)	13.19	(6.88	)(4)	33,479	0.97	(5)	0.94	(5)	0.27	(5)	35
R3	14.59	(0.02)	(1.01)	(1.03)	(0.04)	—	(0.04)	13.52	(7.09	)(4)	590	1.60	(5)	1.56	(5)	(0.32	)(5)	35
R4	14.83	— (8)	(1.03)	(1.03)	(0.06)	—	(0.06)	13.74	(6.99	)(4)	3,831	1.30	(5)	1.26	(5)	(0.01	)(5)	35
R5	14.96	0.02	(1.03)	(1.01)	(0.13)	—	(0.13)	13.82	(6.86	)(4)	26,165	0.98	(5)	0.95	(5)	0.29	(5)	35
R6	15.04	0.03	(1.04)	(1.01)	(0.14)	—	(0.14)	13.89	(6.75	)(4)	3,670	0.89	(5)	0.85	(5)	0.45	(5)	35
Y	15.01	0.02	(1.04)	(1.02)	(0.13)	—	(0.13)	13.86	(6.88	)(4)	15,035	0.99	(5)	0.95	(5)	0.27	(5)	35
F	14.31	0.03	(0.98)	(0.95)	(0.15)	—	(0.15)	13.21	(6.80	)(4)	110,716	0.88	(5)	0.85	(5)	0.42	(5)	35

For the Year Ended October 31, 2019
A	$13.85	$0.09	$1.51	$1.60	$(0.08)	$(0.97)	$(1.05)	$14.40	12.97%		$128,065	1.38%		1.30%		0.66%		64%
C	12.71	(0.01)	1.39	1.38	—	(0.97)	(0.97)	13.12	12.16		6,842	2.15		2.05		(0.11)		64
I	13.75	0.14	1.49	1.63	(0.12)	(0.97)	(1.09)	14.29	13.41		39,175	0.99		0.94		1.04		64
R3	14.00	0.06	1.53	1.59	(0.03)	(0.97)	(1.00)	14.59	12.63		632	1.63		1.57		0.44		64
R4	14.21	0.09	1.56	1.65	(0.06)	(0.97)	(1.03)	14.83	12.99		4,102	1.33		1.27		0.67		64
R5	14.34	0.14	1.57	1.71	(0.12)	(0.97)	(1.09)	14.96	13.40		25,303	1.02		0.96		1.00		64
R6	14.41	0.16	1.57	1.73	(0.13)	(0.97)	(1.10)	15.04	13.48		3,059	0.91		0.85		1.09		64
Y	14.39	0.15	1.57	1.72	(0.13)	(0.97)	(1.10)	15.01	13.45		18,100	0.98		0.92		1.05		64
F	13.77	0.15	1.49	1.64	(0.13)	(0.97)	(1.10)	14.31	13.50		112,149	0.91		0.85		1.12		64

For the Year Ended October 31, 2018
A	$15.21	$0.10	$(1.38)	$(1.28)	$(0.08)	$—	$(0.08)	$13.85	(8.47)%		$123,681	1.40%		1.30%		0.64%		76%
C	13.99	(0.01)	(1.27)	(1.28)	—	—	—	12.71	(9.15)		7,962	2.21		2.05		(0.09)		76
I	15.09	0.15	(1.37)	(1.22)	(0.12)	—	(0.12)	13.75	(8.16)		35,144	1.04		0.98		0.98		76
R3	15.36	0.06	(1.41)	(1.35)	(0.01)	—	(0.01)	14.00	(8.72)		556	1.67		1.60		0.36		76
R4	15.59	0.09	(1.39)	(1.30)	(0.08)	—	(0.08)	14.21	(8.41)		8,748	1.36		1.30		0.59		76
R5	15.74	0.17	(1.45)	(1.28)	(0.12)	—	(0.12)	14.34	(8.19)		21,691	1.06		1.00		1.03		76
R6(9)	16.23	0.02	(1.84)	(1.82)	—	—	—	14.41	(11.21	)(4)	583	0.94	(5)	0.86	(5)	0.22	(5)	76
Y	15.79	0.17	(1.44)	(1.27)	(0.13)	—	(0.13)	14.39	(8.13)		16,422	0.98		0.91		1.05		76
F	15.11	0.16	(1.37)	(1.21)	(0.13)	—	(0.13)	13.77	(8.10)		94,527	0.95		0.89		1.07		76

For the Year Ended October 31, 2017
A	$12.24	$0.09	$3.02	$3.11	$(0.14)	$—	$(0.14)	$15.21	25.79%		$124,332	1.48%		1.30%		0.71%		82%
C	11.26	(0.01)	2.79	2.78	(0.05)	—	(0.05)	13.99	24.88		15,539	2.21		2.05		(0.06)		82
I	12.16	0.15	2.96	3.11	(0.18)	—	(0.18)	15.09	26.05		26,644	1.34		1.00		1.18		82
R3	12.33	0.06	3.05	3.11	(0.08)	—	(0.08)	15.36	25.48		649	1.81		1.60		0.45		82
R4	12.55	0.10	3.09	3.19	(0.15)	—	(0.15)	15.59	25.75		11,579	1.39		1.30		0.75		82
R5	12.67	0.13	3.12	3.25	(0.18)	—	(0.18)	15.74	26.23		7,184	1.10		1.00		0.93		82
Y	12.71	0.11	3.16	3.27	(0.19)	—	(0.19)	15.79	26.20		11,865	1.01		0.95		0.81		82
F(6)	12.18	0.06	2.87	2.93	—	—	—	15.11	24.06	(4)	61,131	0.99	(5)	0.90	(5)	0.65	(5)	82

The accompanying notes are an integral part of these financial statements.

51

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford International Growth Fund – (continued)

For the Year Ended October 31, 2016
A	$12.38	$0.13	$(0.19)	$(0.06)	$(0.08)	$—	$(0.08)	$12.24	(0.39)%		$109,049	1.56%		1.32	%(17)	1.07%		89%
B	11.41	0.02	(0.16)	(0.14)	—	—	—	11.27	(1.23)		911	2.69		2.07	(17)	0.19		89
C	11.40	0.03	(0.16)	(0.13)	(0.01)	—	(0.01)	11.26	(1.22)		14,706	2.27		2.07	(17)	0.30		89
I	12.30	0.17	(0.18)	(0.01)	(0.13)	—	(0.13)	12.16	(0.12)		35,437	1.19		1.02	(17)	1.39		89
R3	12.50	0.10	(0.20)	(0.10)	(0.07)	—	(0.07)	12.33	(0.78)		1,027	1.79		1.62	(17)	0.81		89
R4	12.72	0.15	(0.20)	(0.05)	(0.12)	—	(0.12)	12.55	(0.45)		10,542	1.43		1.32	(17)	1.18		89
R5	12.82	0.17	(0.19)	(0.02)	(0.13)	—	(0.13)	12.67	(0.17)		5,925	1.13		1.02	(17)	1.39		89
Y	12.86	0.16	(0.17)	(0.01)	(0.14)	—	(0.14)	12.71	(0.09)		17,282	1.03		0.97	(17)	1.25		89

For the Year Ended October 31, 2015
A	$12.56	$0.08	$(0.24)	$(0.16)	$(0.02)	$—	$(0.02)	$12.38	(1.31)%		$119,554	1.51%		1.43%		0.65%		121%
B	11.65	(0.03)	(0.21)	(0.24)	—	—	—	11.41	(2.06)		2,379	2.63		2.20		(0.24)		121
C	11.63	—	(0.23)	(0.23)	—	—	—	11.40	(1.98)		18,454	2.22		2.14		(0.04)		121
I	12.51	0.16	(0.28)	(0.12)	(0.09)	—	(0.09)	12.30	(0.98)		42,404	1.09		1.03		1.27		121
R3	12.68	0.08	(0.26)	(0.18)	—	—	—	12.50	(1.42)		1,152	1.75		1.60		0.59		121
R4	12.92	0.11	(0.25)	(0.14)	(0.06)	—	(0.06)	12.72	(1.09)		6,280	1.39		1.30		0.84		121
R5	13.01	0.18	(0.28)	(0.10)	(0.09)	—	(0.09)	12.82	(0.83)		5,915	1.08		1.00		1.33		121
Y	13.06	0.14	(0.25)	(0.11)	(0.09)	—	(0.09)	12.86	(0.79)		39,569	0.97		0.95		1.09		121

The Hartford International Opportunities Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$15.70	$0.02	$(1.85)	$(1.83)	$(0.21)	$—	$(0.21)	$13.66	(11.87	)%(4)	$385,755	1.13	%(5)	1.12	%(5)	0.26	%(5)	51%
C	13.63	(0.04)	(1.60)	(1.64)	(0.10)	—	(0.10)	11.89	(12.16	)(4)	27,850	1.90	(5)	1.90	(5)	(0.55	)(5)	51
I	15.62	0.05	(1.83)	(1.78)	(0.27)	—	(0.27)	13.57	(11.71	)(4)	296,072	0.78	(5)	0.78	(5)	0.61	(5)	51
R3	15.95	—	(1.89)	(1.89)	(0.15)	—	(0.15)	13.91	(12.00	)(4)	37,411	1.40	(5)	1.40	(5)	(0.05	)(5)	51
R4	16.26	0.02	(1.91)	(1.89)	(0.20)	—	(0.20)	14.17	(11.90	)(4)	97,042	1.11	(5)	1.11	(5)	0.23	(5)	51
R5	16.43	0.05	(1.93)	(1.88)	(0.26)	—	(0.26)	14.29	(11.76	)(4)	272,223	0.80	(5)	0.80	(5)	0.67	(5)	51
R6	16.53	0.06	(1.94)	(1.88)	(0.28)	—	(0.28)	14.37	(11.73	)(4)	593,233	0.70	(5)	0.70	(5)	0.70	(5)	51
Y	16.53	0.05	(1.94)	(1.89)	(0.27)	—	(0.27)	14.37	(11.71	)(4)	912,816	0.79	(5)	0.75	(5)	0.65	(5)	51
F	15.63	0.05	(1.82)	(1.77)	(0.28)	—	(0.28)	13.58	(11.70	)(4)	539,496	0.70	(5)	0.70	(5)	0.68	(5)	51

For the Year Ended October 31, 2019
A	$14.66	$0.21	$1.36	$1.57	$(0.18)	$(0.35)	$(0.53)	$15.70	11.32%		$464,083	1.12%		1.12%		1.42%		92%
C	12.74	0.08	1.19	1.27	(0.03)	(0.35)	(0.38)	13.63	10.46		37,457	1.89		1.89		0.64		92
I	14.60	0.25	1.35	1.60	(0.23)	(0.35)	(0.58)	15.62	11.67		350,647	0.79		0.79		1.71		92
R3	14.87	0.17	1.39	1.56	(0.13)	(0.35)	(0.48)	15.95	11.03		51,593	1.42		1.42		1.14		92
R4	15.16	0.22	1.41	1.63	(0.18)	(0.35)	(0.53)	16.26	11.34		133,349	1.12		1.12		1.44		92
R5	15.32	0.27	1.42	1.69	(0.23)	(0.35)	(0.58)	16.43	11.73		265,062	0.80		0.80		1.74		92
R6	15.42	0.30	1.41	1.71	(0.25)	(0.35)	(0.60)	16.53	11.78		638,619	0.70		0.70		1.93		92
Y	15.41	0.28	1.43	1.71	(0.24)	(0.35)	(0.59)	16.53	11.80		981,426	0.78		0.75		1.80		92
F	14.61	0.27	1.35	1.62	(0.25)	(0.35)	(0.60)	15.63	11.82		660,251	0.70		0.70		1.82		92

For the Year Ended October 31, 2018
A	$17.49	$0.18	$(2.19)	$(2.01)	$(0.21)	$(0.61)	$(0.82)	$14.66	(12.07)%		$480,730	1.10%		1.10%		1.05%		76%
C	15.33	0.05	(1.90)	(1.85)	(0.13)	(0.61)	(0.74)	12.74	(12.71)		48,193	1.87		1.86		0.32		76
I	17.41	0.24	(2.19)	(1.95)	(0.25)	(0.61)	(0.86)	14.60	(11.81)		457,499	0.79		0.79		1.41		76
R3	17.73	0.13	(2.22)	(2.09)	(0.16)	(0.61)	(0.77)	14.87	(12.33)		57,967	1.41		1.41		0.73		76
R4	18.06	0.18	(2.26)	(2.08)	(0.21)	(0.61)	(0.82)	15.16	(12.07)		157,811	1.11		1.11		1.04		76
R5	18.24	0.24	(2.29)	(2.05)	(0.26)	(0.61)	(0.87)	15.32	(11.82)		253,440	0.80		0.80		1.35		76
R6	18.34	0.27	(2.30)	(2.03)	(0.28)	(0.61)	(0.89)	15.42	(11.69)		505,433	0.70		0.70		1.56		76
Y	18.34	0.25	(2.30)	(2.05)	(0.27)	(0.61)	(0.88)	15.41	(11.77)		1,029,715	0.74		0.74		1.41		76
F	17.43	0.25	(2.18)	(1.93)	(0.28)	(0.61)	(0.89)	14.61	(11.72)		599,574	0.70		0.70		1.49		76

The accompanying notes are an integral part of these financial statements.

52

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford International Opportunities Fund – (continued)

For the Year Ended October 31, 2017
A	$14.36	$0.18	$3.10	$3.28	$(0.15)	$—	$(0.15)	$17.49	23.07%		$571,753	1.14%		1.14%		1.11%		102%
C	12.61	0.05	2.73	2.78	(0.06)	—	(0.06)	15.33	22.13		67,778	1.88		1.88		0.37		102
I	14.31	0.24	3.07	3.31	(0.21)	—	(0.21)	17.41	23.36		428,563	0.89		0.89		1.54		102
R3	14.58	0.14	3.14	3.28	(0.13)	—	(0.13)	17.73	22.69		69,884	1.42		1.42		0.87		102
R4	14.84	0.19	3.20	3.39	(0.17)	—	(0.17)	18.06	23.07		192,812	1.12		1.12		1.17		102
R5	14.98	0.25	3.22	3.47	(0.21)	—	(0.21)	18.24	23.47		240,029	0.82		0.82		1.52		102
R6	15.06	0.29	3.21	3.50	(0.22)	—	(0.22)	18.34	23.59		218,688	0.71		0.71		1.70		102
Y	15.07	0.24	3.25	3.49	(0.22)	—	(0.22)	18.34	23.51		1,131,809	0.74		0.74		1.49		102
F(6)	14.79	0.20	2.44	2.64	—	—	—	17.43	17.85	(4)	526,321	0.71	(5)	0.71	(5)	1.75		102

For the Year Ended October 31, 2016
A	$15.11	$0.18	$(0.59)	$(0.41)	$(0.11)	$(0.23)	$(0.34)	$14.36	(2.68)%		$483,835	1.20%		1.20%		1.27%		82%
B	13.69	0.03	(0.52)	(0.49)	—	(0.23)	(0.23)	12.97	(3.52)		1,354	2.39		2.04		0.26		82
C	13.32	0.07	(0.53)	(0.46)	(0.02)	(0.23)	(0.25)	12.61	(3.38)		54,507	1.93		1.93		0.52		82
I	15.07	0.23	(0.60)	(0.37)	(0.16)	(0.23)	(0.39)	14.31	(2.34)		271,707	0.88		0.88		1.65		82
R3	15.33	0.15	(0.60)	(0.45)	(0.07)	(0.23)	(0.30)	14.58	(2.88)		58,367	1.45		1.45		1.02		82
R4	15.59	0.19	(0.60)	(0.41)	(0.11)	(0.23)	(0.34)	14.84	(2.58)		139,731	1.14		1.14		1.32		82
R5	15.74	0.24	(0.61)	(0.37)	(0.16)	(0.23)	(0.39)	14.98	(2.33)		101,936	0.84		0.84		1.64		82
R6	15.82	0.28	(0.64)	(0.36)	(0.17)	(0.23)	(0.40)	15.06	(2.23)		29,571	0.74		0.74		1.87		82
Y	15.82	0.27	(0.62)	(0.35)	(0.17)	(0.23)	(0.40)	15.07	(2.16)		1,093,849	0.74		0.74		1.80		82

For the Year Ended October 31, 2015
A	$16.96	$0.15	$0.04	$0.19	$(0.17)	$(1.87)	$(2.04)	$15.11	1.59%		$545,253	1.19%		1.19%		0.99%		78%
B	15.52	0.01	0.05	0.06	(0.02)	(1.87)	(1.89)	13.69	0.79		4,594	2.30		2.03		0.07		78
C	15.20	0.03	0.04	0.07	(0.08)	(1.87)	(1.95)	13.32	0.90		60,015	1.92		1.92		0.23		78
I	16.91	0.20	0.05	0.25	(0.22)	(1.87)	(2.09)	15.07	2.03		102,836	0.84		0.84		1.27		78
R3	17.18	0.12	0.04	0.16	(0.14)	(1.87)	(2.01)	15.33	1.36		48,652	1.44		1.44		0.75		78
R4	17.43	0.16	0.05	0.21	(0.18)	(1.87)	(2.05)	15.59	1.68		122,311	1.14		1.14		1.03		78
R5	17.58	0.21	0.04	0.25	(0.22)	(1.87)	(2.09)	15.74	1.94		98,671	0.84		0.84		1.32		78
R6(18)	17.42	0.07	0.43	0.50	(0.23)	(1.87)	(2.10)	15.82	3.44	(4)	2,984	0.85	(5)	0.85	(5)	0.46	(5)	78
Y	17.66	0.23	0.03	0.26	(0.23)	(1.87)	(2.10)	15.82	2.03		648,411	0.74		0.74		1.42		78

The Hartford International Value Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$14.53	$0.07	$(3.63)	$(3.56)	$(0.42)	$—	$(0.42)	$10.55	(25.34	)%(4)	$158,289	1.22	%(5)	1.22	%(5)	1.04	%(5)	17%
C	14.31	0.01	(3.59)	(3.58)	(0.28)	—	(0.28)	10.45	(25.60	)(4)	8,967	1.99	(5)	1.99	(5)	0.13	(5)	17
I	14.69	0.09	(3.65)	(3.56)	(0.47)	—	(0.47)	10.66	(25.17	)(4)	729,224	0.92	(5)	0.92	(5)	1.32	(5)	17
R3	14.62	0.04	(3.66)	(3.62)	(0.34)	—	(0.34)	10.66	(25.45	)(4)	410	1.55	(5)	1.55	(5)	0.65	(5)	17
R4	14.62	0.07	(3.64)	(3.57)	(0.45)	—	(0.45)	10.60	(25.33	)(4)	2,382	1.21	(5)	1.21	(5)	1.12	(5)	17
R5	14.72	0.09	(3.66)	(3.57)	(0.46)	—	(0.46)	10.69	(25.19	)(4)	31,690	0.93	(5)	0.93	(5)	1.41	(5)	17
R6	15.03	0.09	(3.73)	(3.64)	(0.48)	—	(0.48)	10.91	(25.16	)(4)	130,937	0.84	(5)	0.84	(5)	1.40	(5)	17
Y	15.02	0.08	(3.72)	(3.64)	(0.47)	—	(0.47)	10.91	(25.15	)(4)	279,265	0.92	(5)	0.90	(5)	1.24	(5)	17
F	14.70	0.09	(3.65)	(3.56)	(0.48)	—	(0.48)	10.66	(25.18	)(4)	173,229	0.84	(5)	0.84	(5)	1.30	(5)	17

For the Year Ended October 31, 2019
A	$15.11	$0.31	$0.15	$0.46	$(0.34)	$(0.70)	$(1.04)	$14.53	3.90%		$205,566	1.20%		1.20%		2.19%		51%
C	14.86	0.20	0.17	0.37	(0.22)	(0.70)	(0.92)	14.31	3.14		17,367	1.95		1.95		1.45		51
I	15.28	0.39	0.12	0.51	(0.40)	(0.70)	(1.10)	14.69	4.20		1,004,021	0.91		0.91		2.74		51
R3	15.17	0.25	0.18	0.43	(0.28)	(0.70)	(0.98)	14.62	3.53		669	1.54		1.54		1.80		51
R4	15.20	0.31	0.15	0.46	(0.34)	(0.70)	(1.04)	14.62	3.85		1,396	1.25		1.25		2.17		51
R5	15.32	0.39	0.11	0.50	(0.40)	(0.70)	(1.10)	14.72	4.13		34,293	0.95		0.95		2.80		51
R6(19)	14.59	0.30	0.14	0.44	—	—	—	15.03	3.05	(4)	170,365	0.84	(5)	0.84	(5)	3.15	(5)	51
Y	15.60	0.38	0.14	0.52	(0.40)	(0.70)	(1.10)	15.02	4.21		619,624	0.90		0.89		2.63		51
F	15.30	0.36	0.15	0.51	(0.41)	(0.70)	(1.11)	14.70	4.24		280,593	0.84		0.84		2.55		51

The accompanying notes are an integral part of these financial statements.

53

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford International Value Fund – (continued)

For the Year Ended October 31, 2018
A	$17.87	$0.28	$(1.88)	$(1.60)	$(0.55)	$(0.61)	$(1.16)	$15.11	(9.67)%	$293,131	1.20%	1.20%		1.65%	22%
C	17.61	0.15	(1.85)	(1.70)	(0.44)	(0.61)	(1.05)	14.86	(10.32)	26,524	1.92	1.92		0.92	22
I	18.07	0.33	(1.90)	(1.57)	(0.61)	(0.61)	(1.22)	15.28	(9.41)	905,960	0.90	0.90		1.91	22
R3	17.99	0.23	(1.91)	(1.68)	(0.53)	(0.61)	(1.14)	15.17	(10.02)	851	1.55	1.55		1.32	22
R4	17.98	0.28	(1.90)	(1.62)	(0.55)	(0.61)	(1.16)	15.20	(9.71)	1,441	1.25	1.25		1.64	22
R5	18.13	0.34	(1.93)	(1.59)	(0.61)	(0.61)	(1.22)	15.32	(9.46)	30,210	0.93	0.93		1.98	22
Y	18.43	0.35	(1.95)	(1.60)	(0.62)	(0.61)	(1.23)	15.60	(9.39)	685,942	0.87	0.87		1.99	22
F	18.09	0.37	(1.93)	(1.56)	(0.62)	(0.61)	(1.23)	15.30	(9.31)	382,297	0.83	0.83		2.16	22

For the Year Ended October 31, 2017
A	$15.02	$0.28	$3.28	$3.56	$(0.27)	$(0.44)	$(0.71)	$17.87	24.76%	$379,165	1.32%	1.32%		1.77%	26%
C	14.80	0.18	3.24	3.42	(0.17)	(0.44)	(0.61)	17.61	24.01	34,949	1.93	1.93		1.14	26
I	15.19	0.40	3.26	3.66	(0.34)	(0.44)	(0.78)	18.07	25.21	1,196,683	0.93	0.93		2.43	26
R3	15.14	0.25	3.30	3.55	(0.26)	(0.44)	(0.70)	17.99	24.46	933	1.57	1.57		1.51	26
R4	15.12	0.31	3.28	3.59	(0.29)	(0.44)	(0.73)	17.98	24.83	1,758	1.25	1.25		1.91	26
R5	15.24	0.46	3.21	3.67	(0.34)	(0.44)	(0.78)	18.13	25.18	21,727	0.93	0.93		2.65	26
Y	15.48	0.40	3.34	3.74	(0.35)	(0.44)	(0.79)	18.43	25.29	736,027	0.86	0.86		2.37	26
F(15)	15.50	0.31	2.28	2.59	—	—	—	18.09	16.71 (4)	377,877	0.83 (5)	0.83	(5)	2.61 (5)	26

For the Year Ended October 31, 2016
A	$14.31	$0.19	$0.96	$1.15	$(0.18)	$(0.26)	$(0.44)	$15.02	8.38%	$445,154	1.35%	1.35	%(20)	1.40%	32%
C	14.06	0.09	0.96	1.05	(0.05)	(0.26)	(0.31)	14.80	7.70	34,860	2.00	2.00	(20)	0.70	32
I	14.45	0.24	0.98	1.22	(0.22)	(0.26)	(0.48)	15.19	8.84	685,403	0.98	0.98	(20)	1.74	32
R3	14.28	0.12	1.00	1.12	—	(0.26)	(0.26)	15.14	8.08	545	1.61	1.61	(20)	0.85	32
R4	14.36	0.19	0.98	1.17	(0.15)	(0.26)	(0.41)	15.12	8.48	1,679	1.30	1.30	(20)	1.36	32
R5	14.46	0.23	0.99	1.22	(0.18)	(0.26)	(0.44)	15.24	8.83	708	1.00	1.00	(20)	1.67	32
Y	14.72	0.27	0.98	1.25	(0.23)	(0.26)	(0.49)	15.48	8.90	361,119	0.89	0.89	(20)	1.88	32

For the Year Ended October 31, 2015
A	$14.37	$0.16	$(0.15)	$0.01	$(0.07)	$—	$(0.07)	$14.31	0.08%	$376,993	1.35%	1.35%		1.11%	23%
C	14.16	0.03	(0.11)	(0.08)	(0.02)	—	(0.02)	14.06	(0.56)	47,089	2.01	2.01		0.24	23
I	14.49	0.18	(0.12)	0.06	(0.10)	—	(0.10)	14.45	0.45	679,114	0.98	0.98		1.24	23
R3	14.33	0.10	(0.12)	(0.02)	(0.03)	—	(0.03)	14.28	(0.15)	1,279	1.60	1.60		0.68	23
R4	14.42	0.16	(0.15)	0.01	(0.07)	—	(0.07)	14.36	0.08	2,431	1.30	1.30		1.08	23
R5	14.50	0.19	(0.13)	0.06	(0.10)	—	(0.10)	14.46	0.40	1,183	0.99	0.99		1.25	23
Y	14.75	0.21	(0.13)	0.08	(0.11)	—	(0.11)	14.72	0.55	179,103	0.90	0.90		1.41	23

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Commenced operations on February 28, 2017.
(7)	Commenced operations on February 29, 2016
(8)	Amount is less than $0.01 per share.
(9)	Commenced operations on February 28, 2018.
(10)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(11)

Excluding the expenses not subject to cap, the ratios would have been 1.75%, 2.50%, 1.35%, 1.95%, 1.65%, 1.35% and 1.30% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(12)	Includes the Fund’s share of the Master Portfolio’s allocated expenses.

The accompanying notes are an integral part of these financial statements.

54

Hartford International/Global Equity Funds

Financial Highlights – (continued)

(13)

Effective October 7, 2019, the Global Impact Fund commenced operations as a stand-alone fund. The portfolio turnover is reflective of the activity from October 7, 2019 to October 31, 2019. The blended portfolio turnover rate of the Global Impact Fund and its former master portfolio, the Global Impact Master Portfolio (the “Master Portfolio”), is 108% which reflects the portfolio turnover of the Master Portfolio from November 1, 2018 through October 4, 2019 and the Global Impact Fund from October 7, 2019 to October 31, 2019.

(14)	The portfolio turnover of the Fund is reflective of the portfolio turnover of the Master Portfolio.
(15)	Commenced operations on February 28, 2017.
(16)

Excluding the expenses not subject to cap, the ratios would have been 1.19%, 1.94%, 1.94%, 0.89%, 1.49%, 1.19%, 0.89% and 0.79% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(17)

Excluding the expenses not subject to cap, the ratios would have been 1.30%, 2.05%, 2.05%, 1.00%, 1.60%, 1.30%, 1.00% and 0.95% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(18)	Commenced operations on November 7, 2014.
(19)	Commenced operations on February 28, 2019.
(20)

Excluding the expenses not subject to cap, the ratios would have been 1.34%, 1.99%, 0.97%, 1.60%, 1.29%, 0.99%, and 0.88% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.

55

Hartford International/Global Equity Funds

Notes to Financial Statements

April 30, 2020 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty-seven series, as of April 30, 2020. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

Hartford Climate Opportunities Fund (the “Climate Opportunities Fund”) (formerly, Hartford Environmental Opportunities Fund)

Hartford Emerging Markets Equity Fund (the “Emerging Markets Equity Fund”)

Hartford Global Impact Fund (the “Global Impact Fund”)

Hartford International Equity Fund (the “International Equity Fund”)

The Hartford International Growth Fund (the “International Growth Fund”)

The Hartford International Opportunities Fund (the “International Opportunities Fund”)

The Hartford International Value Fund (the “International Value Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. The International Value Fund and certain classes of the International Equity Fund are closed to new investors, subject to certain exceptions. For more information, please see the Funds’ prospectus.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

56

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisor(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

57

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Please refer to Note 9 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

3.	Securities and Other Investments:

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve

58

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2020, the Funds had not used Foreign Currency Contracts. There were no open contracts at April 30, 2020.

b)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2020, each of Emerging Markets Equity Fund, International Equity Fund and International Value Fund had used Futures Contracts.

c)	Additional Derivative Instrument Information:

Emerging Markets Equity Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$52,305	$—	$—	$52,305

Total	$—	$—	$—	$52,305	$—	$—	$52,305

59

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Emerging Markets Equity Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(562,561)	$—	$—	$(562,561)

Total	$—	$—	$—	$(562,561)	$—	$—	$(562,561)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(33,244)	$—	$—	$(33,244)

Total	$—	$—	$—	$(33,244)	$—	$—	$(33,244)

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	79

International Equity Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$286,560	$—	$—	$286,560

Total	$—	$—	$—	$286,560	$—	$—	$286,560

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(2,950,698)	$—	$—	$(2,950,698)

Total	$—	$—	$—	$(2,950,698)	$—	$—	$(2,950,698)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$169,612	$—	$—	$169,612

Total	$—	$—	$—	$169,612	$—	$—	$169,612

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	104

60

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

International Value Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$156,300	$—	$—	$156,300

Total	$—	$—	$—	$156,300	$—	$—	$156,300

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(791,542)	$—	$—	$(791,542)

Total	$—	$—	$—	$(791,542)	$—	$—	$(791,542)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$181,326	$—	$—	$181,326

Total	$—	$—	$—	$181,326	$—	$—	$181,326

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	155

(1)

Amount represents the cumulative appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

d)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of April 30, 2020:

Emerging Markets Equity Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$52,305	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	52,305	—

Derivatives not subject to a MNA	(52,305)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

61

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

International Equity Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$286,560	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	286,560	—

Derivatives not subject to a MNA	(286,560)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

International Value Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$156,300	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	156,300	—

Derivatives not subject to a MNA	(156,300)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. A recent outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

62

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2020. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period of time.

At October 31, 2019 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration		Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Equity Fund	$32,979,728		$37,221
Global Impact Fund	10,680		1,040,709
International Equity Fund	27,749,520	*	10,071,811	*
International Growth Fund	11,973,201		—
International Opportunities Fund	171,670,331		41,940,000
International Value Fund	—		57,808,544

•	Future utilization of losses are subject to limitation under current tax laws.

The Climate Opportunities Fund had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2019 (tax year-end).

c)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2020 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Climate Opportunities Fund	$39,902,060	$2,212,099	$(3,686,448)	$(1,474,349)
Emerging Markets Equity Fund	308,951,541	22,026,326	(34,749,148)	(12,722,822)
Global Impact Fund	74,664,964	4,255,024	(8,145,993)	(3,890,969)
International Equity Fund	2,050,187,690	55,940,455	(102,310,529)	(46,370,074)
International Growth Fund	284,522,627	47,539,268	(11,328,706)	36,210,562
International Opportunities Fund	3,078,896,059	296,700,017	(217,207,568)	79,492,449
International Value Fund	2,050,187,690	61,922,079	(591,702,755)	(529,780,676)

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund (or allocated portion of the assets in the case of Climate Opportunities Fund) in accordance with the Fund’s investment objective and policies. With respect to the Climate Opportunities Fund, HFMC has also entered into a sub-advisory agreement with Schroder Investment Management North America Inc. (“SIMNA”) and SIMNA has contracted with Schroder Investment Management North America Limited (“SIMNA Ltd.”) under a sub-sub-advisory agreement. SIMNA and SIMNA Ltd. perform the daily investment of the assets for a portion of the Climate Opportunities Fund in accordance with the Fund’s investment objective and policies. HFMC pays a sub-advisory fee to one or more sub-advisers out of its investment management fee. With respect to Climate Opportunities Fund, SIMNA pays a sub-sub-advisory fees to SIMNA Ltd. out of the sub-advisory fees received from HFMC for the Fund.

63

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2020; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Climate Opportunities Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

Emerging Markets Equity Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% over $1 billion

Global Impact Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

International Equity Fund	0.4600% on first $1 billion and;
0.4500% on next $1 billion and;
0.4400% on next $3 billion and
0.4300% over $5 billion

International Growth Fund	0.8000% on first $250 million and;
0.7500% on next $250 million and;
0.7000% on next $500 million and;
0.6500% over $1 billion

International Opportunities Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6400% on next $1.5 billion and;
0.6350% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6250% over $10 billion

International Value Fund	0.8500% on first $500 million and;
0.8000% on next $500 million and;
0.7500% on next $4 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion

b)

Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of the Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. Effective January 1, 2020, the fund accounting agreement with respect to each Fund was modified to reflect a new fee structure. Under this revised fee structure, HFMC is entitled to receive the following fee with respect to each Fund: the sub-accounting fee payable by HFMC to State Street plus the amount of expenses that HFMC allocates for providing the fund accounting services.

From November 1, 2019 through December 31, 2019, the accounting services fees for each Fund were accrued daily and paid monthly at the rates below.

Climate Opportunities Fund, Emerging Markets Equity Fund, Global Impact Fund, International Equity Fund, International Growth Fund, International Opportunities Fund, and International Value Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.018%
next $3.5 billion and	0.014%
Amount over $7 billion	0.010%

c)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2020, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses,

64

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

and extraordinary expenses) through February 28, 2021 (unless the Board of Directors approves its earlier termination) as follows for the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
Emerging Markets Equity Fund	1.45%	2.20%	1.20%	1.70%	1.45%	1.15%	0.98%	1.10%	0.98%
Global Impact Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
International Growth Fund	1.30%	2.05%	1.00%	1.57%	1.27%	1.00%	0.85%	0.95%	0.85%

d)

Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the six-month period ended April 30, 2020, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	1.11%	1.94%	0.83%	0.82%	0.87%	0.76%	0.69%	0.78%	0.69%
Emerging Markets Equity Fund	1.41%	2.20%	1.10%	1.66%	1.39%	1.10%	0.98%	1.09%	0.98%
Global Impact Fund	0.82%	1.57%	0.50%	1.04%	0.75%	0.46%	0.42%	0.42%	0.34%
International Equity Fund	0.98%	1.76%	0.63%	1.24%	0.92%	0.62%	0.54%	0.64%	0.53%
International Growth Fund	1.30%	2.05%	0.94%	1.56%	1.26%	0.95%	0.85%	0.95%	0.85%
International Opportunities Fund	1.12%	1.90%	0.78%	1.40%	1.11%	0.80%	0.70%	0.75%	0.70%
International Value Fund	1.22%	1.99%	0.92%	1.55%	1.21%	0.93%	0.84%	0.90%	0.84%

e)

Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2020, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Climate Opportunities Fund	$32,253	$18
Emerging Markets Equity Fund	20,828	1,176
Global Impact Fund	9,432	37
International Equity Fund	115,585	1,106
International Growth Fund	101,599	757
International Opportunities Fund	280,175	4,058
International Value Fund	3,852	676

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statement of Operations.

f)

Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2020, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation

65

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Climate Opportunities Fund	$23
Emerging Markets Equity Fund	177
Global Impact Fund	46
International Equity Fund	506
International Growth Fund	192
International Opportunities Fund	2,024
International Value Fund	1,155

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.11%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class F	0.004%

Effective February 28, 2020, HASCO has contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows through February 28, 2021, unless the Board of Directors approves its earlier termination:

Fund	Class Y
International Opportunities Fund	0.07%
International Value Fund	0.06%

From November 1, 2019 to February 27, 2020, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:

Fund	Class Y
International Opportunities Fund	0.05%
International Value Fund	0.06%

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2020, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	0.17%	0.25%	0.14%	0.13%	0.13%	0.07%	0.00%	0.09%	0.00%
Emerging Markets Equity Fund	0.19%	0.25%	0.12%	0.18%	0.17%	0.12%	0.00%	0.11%	0.00%
Global Impact Fund	0.18%	0.19%	0.08%	0.15%	0.12%	0.10%	0.00%	0.04%	0.00%
International Equity Fund	0.21%	0.23%	0.10%	0.22%	0.14%	0.08%	0.00%	0.11%	0.00%
International Growth Fund	0.23%	0.25%	0.08%	0.21%	0.16%	0.09%	0.00%	0.11%	0.00%
International Opportunities Fund	0.18%	0.21%	0.09%	0.21%	0.17%	0.10%	0.00%	0.06%	0.00%
International Value Fund	0.13%	0.15%	0.08%	0.22%	0.13%	0.09%	0.00%	0.06%	0.00%

66

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

8.	Affiliate Holdings:

As of April 30, 2020, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A		Class C	Class I	Class R3		Class R4	Class R5	Class R6		Class Y		Class F
Climate Opportunities Fund	—		—	—	100%		71%	100%	100%		—		48%
Emerging Markets Equity Fund	—		—	—	—		3%	—	1%		—		—
Global Impact Fund	0	%*	1%	—	0	%*	1%	4%	1%		0	%*	—
International Equity Fund	—		—	—	—		—	—	0	%*	—		—
International Growth Fund	—		—	—	—		—	—	0	%*	—		—
International Value Fund	—		—	—	—		—	—	0	%*	—		—

Percentage of Fund by Class:

Fund	Class A		Class C		Class I	Class R3		Class R4		Class R5		Class R6		Class Y		Class F
Climate Opportunities Fund	—		—		—	0	%*	0	%*	0	%*	0	%*	—		36%
Emerging Markets Equity Fund	—		—		—	—		0	%*	—		0	%*	—		—
Global Impact Fund	0	%*	0	%*	—	0	%*	0	%*	0	%*	0	%*	0	%*	—
International Equity Fund	—		—		—	—		—		—		0	%*	—		—
International Growth Fund	—		—		—	—		—		—		0	%*	—		—
International Value Fund	—		—		—	—		—		—		0	%*	—		—

*	Percentage rounds to zero.

As of April 30, 2020, affiliated funds of funds and certain 529 plans for which HFMC serves as the program manager (the “529 plans”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of its shares from these affiliated funds of funds and the 529 plans. Affiliated funds of funds and the 529 plans owned shares in the Funds listed below as follows:

Fund	Percentage of Fund*
Emerging Markets Equity Fund	5%
International Opportunities Fund	7%
International Value Fund	2%

*	As of April 30, 2020, the affiliated funds of funds and the 529 plans were invested in Class F shares.

9.	Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to a certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

67

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of April 30, 2020.

	Investment Securities on Loan, at market value, Presented on the Statement of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Climate Opportunities Fund	$257,548	$(257,548)	$—
Emerging Markets Equity Fund	621,852	(621,852)	—
Global Impact Fund	2,813,714	(2,813,714)	—
International Equity Fund	21,653,869	(21,653,869)	—
International Growth Fund	8,982,514	(8,982,514)	—
International Opportunities Fund	13,457,834	(13,457,834)	—
International Value Fund	24,330,434	(24,330,434)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Climate Opportunities Fund	$267,284	$—
Emerging Markets Equity Fund	635,957	4,045
Global Impact Fund	1,893,833	1,089,476
International Equity Fund	14,784,653	8,268,963
International Growth Fund	6,517,883	2,938,248
International Opportunities Fund	12,929,106	1,392,946
International Value Fund	22,143,371	4,556,046

10.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Climate Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$267,284	$—	$—	$—	$267,284

Total Borrowings	$267,284	$—	$—	$—	$267,284

Gross amount of recognized liabilities for securities lending transactions					$267,284

Emerging Markets Equity Fund
Securities Lending Transactions(1)
Common Stocks	$635,957	$—	$—	$—	$635,957

Total Borrowings	$635,957	$—	$—	$—	$635,957

Gross amount of recognized liabilities for securities lending transactions					$635,957

Global Impact Fund
Securities Lending Transactions(1)
Common Stocks	$1,893,833	$—	$—	$—	$1,893,833

Total Borrowings	$1,893,833	$—	$—	$—	$1,893,833

Gross amount of recognized liabilities for securities lending transactions					$1,893,833

68

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
International Equity Fund
Securities Lending Transactions(1)
Common Stocks	$14,784,653	$—	$—	$—	$14,784,653

Total Borrowings	$14,784,653	$—	$—	$—	$14,784,653

Gross amount of recognized liabilities for securities lending transactions					$14,784,653

International Growth Fund
Securities Lending Transactions(1)
Common Stocks	$6,031,338	$—	$—	$—	$6,031,338
Exchange-Traded Funds	486,545	—	—	—	486,545

Total	$6,517,883	$—	$—	$—	$6,517,883

Total Borrowings	$6,517,883	$—	$—	$—	$6,517,883

Gross amount of recognized liabilities for securities lending transactions					$6,517,883

International Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$12,821,927	$—	$—	$—	$12,821,927
Exchange-Traded Funds	107,179				107,179

Total	$12,929,106	$—	$—	$—	$12,929,106

Total Borrowings	$12,929,106	$—	$—	$—	$12,929,106

Gross amount of recognized liabilities for securities lending transactions					$12,929,106

International Value Fund
Securities Lending Transactions(1)
Common Stocks	$22,143,371	$—	$—	$—	$22,143,371

Total Borrowings	$22,143,371	$—	$—	$—	$22,143,371

Gross amount of recognized liabilities for securities lending transactions					$22,143,371

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

11.	Investment Transactions:

For the six-month period ended April 30, 2020, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Climate Opportunities Fund	$28,435,665	$7,396,419	$—	$—	$28,435,665	$7,396,419
Emerging Markets Equity Fund	193,756,459	170,315,659	—	—	193,756,459	170,315,659
Global Impact Fund	46,522,143	53,506,947	—	—	46,522,143	53,506,947
International Equity Fund	215,223,846	298,832,543	—	—	215,223,846	298,832,543
International Growth Fund	115,977,673	116,990,862	—	—	115,977,673	116,990,862
International Opportunities Fund	1,750,870,803	1,742,831,148	—	—	1,750,870,803	1,742,831,148
International Value Fund	336,783,198	543,994,842	—	—	336,783,198	543,994,842

69

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

12.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2020, and the year ended October 31, 2019:

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Climate Opportunities Fund
Class A
Shares Sold	165,051	$1,761,452	217,623	$2,212,961
Shares Issued for Reinvested Dividends	10,691	119,095	70,113	626,953
Shares Redeemed	(55,301)	(543,962)	(263,084)	(2,570,085)

Net Increase (Decrease)	120,441	1,336,585	24,652	269,829

Class C
Shares Sold	4,021	$41,606	9,859	$101,885
Shares Issued for Reinvested Dividends	803	8,961	22,464	200,803
Shares Redeemed	(2,717)	(27,368)	(135,838)	(1,335,866)

Net Increase (Decrease)	2,107	23,199	(103,515)	(1,033,178)

Class I
Shares Sold	105,758	$1,185,294	113,745	$1,148,629
Shares Issued for Reinvested Dividends	5,710	62,820	54,341	483,773
Shares Redeemed	(74,531)	(721,362)	(695,032)	(7,375,366)

Net Increase (Decrease)	36,937	526,752	(526,946)	(5,742,964)

Class R3
Shares Sold	—	$—	10,204	$99,999
Shares Issued for Reinvested Dividends	563	6,294	19,448	173,664
Shares Redeemed	—	—	(131,575)	(1,293,379)

Net Increase (Decrease)	563	6,294	(101,923)	(1,019,716)

Class R4
Shares Sold	3,207	$36,853	10,231	$100,268
Shares Issued for Reinvested Dividends	522	5,823	19,771	176,697
Shares Redeemed	(1)	(12)	(132,083)	(1,298,377)

Net Increase (Decrease)	3,728	42,664	(102,081)	(1,021,412)

Class R5
Shares Sold	—	$—	10,215	$100,000
Shares Issued for Reinvested Dividends	515	5,744	19,778	176,726
Shares Redeemed	—	—	(132,633)	(1,302,456)

Net Increase (Decrease)	515	5,744	(102,640)	(1,025,730)

Class R6
Shares Sold	9	$99	10,214	$100,105
Shares Issued for Reinvested Dividends	582	6,462	19,957	178,619
Shares Redeemed	—	—	(132,994)	(1,307,336)

Net Increase (Decrease)	591	6,561	(102,823)	(1,028,612)

Class Y
Shares Sold	23,921	$273,269	64,520	$658,414
Shares Issued for Reinvested Dividends	2,008	22,455	19,950	178,367
Shares Redeemed	(5,356)	(62,293)	(133,051)	(1,307,892)

Net Increase (Decrease)	20,573	233,431	(48,581)	(471,111)

Class F
Shares Sold	1,822,375	$20,276,028	317,112	$3,206,137
Shares Issued for Reinvested Dividends	60,316	678,149	139,772	1,258,068
Shares Redeemed	(89,577)	(944,310)	(231,803)	(2,356,681)

Net Increase (Decrease)	1,793,114	20,009,867	225,081	2,107,524

Total Net Increase (Decrease)	1,978,569	$22,191,097	(838,776)	$(8,965,370)

Emerging Markets Equity Fund
Class A
Shares Sold	740,250	$5,857,389	2,872,373	$24,823,616
Shares Issued for Reinvested Dividends	98,613	929,923	118,135	958,075
Shares Redeemed	(629,004)	(5,379,590)	(5,224,419)	(45,128,908)

Net Increase (Decrease)	209,859	1,407,722	(2,233,911)	(19,347,217)

70

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Emerging Markets Equity Fund – (continued)
Class C
Shares Sold	13,398	$115,166	92,266	$788,516
Shares Issued for Reinvested Dividends	3,316	30,843	2,391	19,122
Shares Redeemed	(85,442)	(728,408)	(232,746)	(1,992,363)

Net Increase (Decrease)	(68,728)	(582,399)	(138,089)	(1,184,725)

Class I
Shares Sold	459,545	$3,608,910	3,179,444	$27,266,920
Shares Issued for Reinvested Dividends	58,719	551,371	54,068	436,869
Shares Redeemed	(846,004)	(7,272,953)	(2,649,448)	(22,961,059)

Net Increase (Decrease)	(327,740)	(3,112,672)	584,064	4,742,730

Class R3
Shares Sold	23,838	$211,687	17,127	$149,647
Shares Issued for Reinvested Dividends	859	8,081	349	2,837
Shares Redeemed	(12,038)	(107,983)	(17,480)	(151,998)

Net Increase (Decrease)	12,659	111,785	(4)	486

Class R4
Shares Sold	3,092	$26,780	33,505	$296,291
Shares Issued for Reinvested Dividends	267	2,567	8,562	69,783
Shares Redeemed	(554)	(5,339)	(664,219)	(5,883,302)

Net Increase (Decrease)	2,805	24,008	(622,152)	(5,517,228)

Class R5
Shares Sold	16,373	$136,198	26,245	$228,722
Shares Issued for Reinvested Dividends	1,809	16,899	1,613	12,968
Shares Redeemed	(4,767)	(39,169)	(23,431)	(200,655)

Net Increase (Decrease)	13,415	113,928	4,427	41,035

Class R6
Shares Sold	15,876	$139,212	31,970	$280,041
Shares Issued for Reinvested Dividends	2,748	25,806	2,340	18,910
Shares Redeemed	(12,941)	(109,710)	(21,807)	(186,653)

Net Increase (Decrease)	5,683	55,308	12,503	112,298

Class Y
Shares Sold	7,063,699	$57,715,917	19,774,265	$176,639,378
Shares Issued for Reinvested Dividends	566,603	5,314,734	134,921	1,088,809
Shares Redeemed	(4,349,469)	(35,181,137)	(2,612,633)	(22,416,539)

Net Increase (Decrease)	3,280,833	27,849,514	17,296,553	155,311,648

Class F
Shares Sold	1,543,599	$11,290,957	3,571,758	$30,802,331
Shares Issued for Reinvested Dividends	56,006	523,094	5,432	43,618
Shares Redeemed	(262,408)	(2,070,811)	(341,483)	(2,918,556)

Net Increase (Decrease)	1,337,197	9,743,240	3,235,707	27,927,393

Total Net Increase (Decrease)	4,465,983	$35,610,434	18,139,098	$162,086,420

Global Impact Fund
Class A
Shares Sold	134,688	$1,417,135	40,145	$402,964
Issued in Merger	3,556,151	40,870,135	—	—
Shares Issued for Reinvested Dividends	12,175	144,394	6,063	56,772
Shares Redeemed	(418,406)	(4,678,949)	(10,179)	(107,894)

Net Increase (Decrease)	3,284,608	37,752,715	36,029	351,842

Class C
Shares Sold	4,472	$49,379	—	$—
Issued in Merger	241,538	2,726,961	—	—
Shares Issued for Reinvested Dividends	621	7,239	525	4,833
Shares Redeemed	(46,606)	(520,840)	(712)	(7,943)

Net Increase (Decrease)	200,025	2,262,739	(187)	(3,110)

71

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

Global Impact Fund – (continued)
Class I
Shares Sold	381,143	$4,271,055	1,112,977	$11,628,257
Issued in Merger	458,167	5,256,190	—	—
Shares Issued for Reinvested Dividends	11,160	131,691	38,324	357,502
Shares Redeemed	(463,960)	(4,926,662)	(203,558)	(2,222,573)

Net Increase (Decrease)	386,510	4,732,274	947,743	9,763,186

Class R3
Shares Sold	83,603	$894,813	27,940	$293,996
Issued in Merger	569,209	6,439,177	—	—
Shares Issued for Reinvested Dividends	1,931	22,549	159	1,473
Shares Redeemed	(140,533)	(1,512,553)	(3,859)	(47,499)

Net Increase (Decrease)	514,210	5,843,986	24,240	247,970

Class R4
Shares Sold	23,713	$242,605	—	$—
Issued in Merger	274,255	3,142,747	—	—
Shares Issued for Reinvested Dividends	822	9,729	315	2,813
Shares Redeemed	(145,497)	(1,557,290)	—	—

Net Increase (Decrease)	153,293	1,837,791	315	2,813

Class R5
Shares Sold	11,268	$126,460	—	$—
Issued in Merger	50,594	574,188	—	—
Shares Issued for Reinvested Dividends	203	2,372	162	1,877
Shares Redeemed	(36,026)	(384,338)	—	—

Net Increase (Decrease)	26,039	318,682	162	1,877

Class R6
Shares Sold	82,212	$891,674	99,093	$1,037,465
Shares Issued for Reinvested Dividends	614	7,185	164	1,519
Shares Redeemed	(24,849)	(260,344)	(20,228)	(222,232)

Net Increase (Decrease)	57,977	638,515	79,029	816,752

Class Y
Shares Sold	(250,016)	$(2,857,835)	38,555	$405,280
Issued in Merger	1,943,325	22,049,744	—	—
Shares Issued for Reinvested Dividends	5,044	59,070	314	2,907
Shares Redeemed	(991,902)	(11,684,164)	(14,038)	(146,118)

Net Increase (Decrease)	706,451	7,566,815	24,831	262,069

Class F
Shares Sold	116,696	$1,295,105	$—	—
Issued in Merger	117,529	1,356,433	—	—
Shares Issued for Reinvested Dividends	21,331	251,280	354,961	3,101,556
Shares Redeemed	(2,714,046)	(32,484,734)	—	—

Net Increase (Decrease)	(2,458,490)	(29,581,916)	354,961	3,101,556

Total Net Increase (Decrease)	2,870,623	$31,371,601	1,467,123	$14,544,955

International Equity Fund
Class A
Shares Sold	907,405	$9,115,133	2,592,741	$26,278,287
Shares Issued for Reinvested Dividends	1,338,119	14,853,125	333,282	3,122,818
Shares Redeemed	(6,967,198)	(67,812,864)	(14,792,519)	(149,705,605)

Net Increase (Decrease)	(4,721,674)	(43,844,606)	(11,866,496)	(120,304,500)

Class C
Shares Sold	39,925	$396,008	140,424	$1,389,981
Shares Issued for Reinvested Dividends	45,785	502,256	13,496	125,651
Shares Redeemed	(905,790)	(8,910,396)	(3,276,760)	(32,730,531)

Net Increase (Decrease)	(820,080)	(8,012,132)	(3,122,840)	(31,214,899)

Class I
Shares Sold	334,352	$3,454,428	1,082,382	$11,163,862
Shares Issued for Reinvested Dividends	180,224	2,022,109	52,007	491,774
Shares Redeemed	(2,031,531)	(19,433,749)	(5,615,916)	(56,506,085)

Net Increase (Decrease)	(1,516,955)	(13,957,212)	(4,481,527)	(44,850,449)

72

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

International Equity Fund – (continued)
Class R3
Shares Sold	107,925	$981,523	125,914	$1,276,623
Shares Issued for Reinvested Dividends	27,297	301,361	7,971	74,263
Shares Redeemed	(333,404)	(3,442,494)	(581,947)	(5,903,342)

Net Increase (Decrease)	(198,182)	(2,159,610)	(448,062)	(4,552,456)

Class R4
Shares Sold	179,145	$1,878,446	231,864	$2,315,279
Shares Issued for Reinvested Dividends	13,681	152,127	4,788	44,854
Shares Redeemed	(242,655)	(2,561,251)	(980,442)	(9,961,102)

Net Increase (Decrease)	(49,829)	(530,678)	(743,790)	(7,600,969)

Class R5
Shares Sold	918,204	$8,904,207	80,939	$751,945
Shares Issued for Reinvested Dividends	5,112	49,894	795	6,564
Shares Redeemed	(108,114)	(911,896)	(30,972)	(287,930)

Net Increase (Decrease)	815,202	8,042,205	50,762	470,579

Class R6
Shares Sold	1,155,502	$12,168,475	1,772,671	$18,891,609
Shares Issued for Reinvested Dividends	62,967	709,639	3,445	32,690
Shares Redeemed	(342,868)	(3,521,000)	(199,233)	(2,069,923)

Net Increase (Decrease)	875,601	9,357,114	1,576,883	16,854,376

Class Y
Shares Sold	713,123	$6,998,298	2,255,257	$23,782,874
Shares Issued for Reinvested Dividends	75,384	845,813	17,151	161,978
Shares Redeemed	(2,012,496)	(19,754,932)	(1,895,604)	(19,618,935)

Net Increase (Decrease)	(1,223,989)	(11,910,821)	376,804	4,325,917

Class F
Shares Sold	1,278,025	$12,571,383	1,173,152	$12,133,218
Shares Issued for Reinvested Dividends	152,159	1,714,836	37,078	352,077
Shares Redeemed	(965,685)	(9,556,956)	(1,995,684)	(20,671,355)

Net Increase (Decrease)	464,499	4,729,263	(785,454)	(8,186,060)

Total Net Increase (Decrease)	(6,375,407)	$(58,286,477)	(19,443,720)	$(195,058,461)

International Growth Fund
Class A
Shares Sold	520,115	$7,310,181	963,478	$12,911,824
Shares Issued for Reinvested Dividends	46,525	715,084	751,085	9,175,761
Shares Redeemed	(767,078)	(10,662,631)	(1,754,064)	(23,723,733)

Net Increase (Decrease)	(200,438)	(2,637,366)	(39,501)	(1,636,148)

Class C
Shares Sold	35,054	$462,133	100,260	$1,221,549
Shares Issued for Reinvested Dividends	—	—	51,427	573,408
Shares Redeemed	(103,222)	(1,308,635)	(256,280)	(3,167,487)

Net Increase (Decrease)	(68,168)	(846,502)	(104,593)	(1,372,530)

Class I
Shares Sold	547,963	$7,987,109	878,780	$11,435,119
Shares Issued for Reinvested Dividends	25,665	390,108	208,673	2,526,999
Shares Redeemed	(777,647)	(10,684,103)	(901,920)	(12,112,098)

Net Increase (Decrease)	(204,019)	(2,306,886)	185,533	1,850,020

Class R3
Shares Sold	4,200	$58,387	14,942	$204,257
Shares Issued for Reinvested Dividends	96	1,497	2,250	27,856
Shares Redeemed	(3,988)	(60,059)	(13,592)	(193,012)

Net Increase (Decrease)	308	(175)	3,600	39,101

Class R4
Shares Sold	20,724	$290,462	90,037	$1,219,247
Shares Issued for Reinvested Dividends	731	11,593	19,891	250,050
Shares Redeemed	(19,192)	(274,328)	(449,087)	(6,281,582)

Net Increase (Decrease)	2,263	27,727	(339,159)	(4,812,285)

73

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

International Growth Fund – (continued)
Class R5
Shares Sold	449,908	$6,782,077	392,949	$5,565,805
Shares Issued for Reinvested Dividends	16,244	258,611	137,294	1,740,581
Shares Redeemed	(264,241)	(3,794,026)	(351,317)	(4,899,858)

Net Increase (Decrease)	201,911	3,246,662	178,926	2,406,528

Class R6
Shares Sold	107,182	$1,605,710	193,511	$2,776,094
Shares Issued for Reinvested Dividends	2,157	34,507	6,082	77,484
Shares Redeemed	(48,545)	(683,335)	(36,731)	(526,713)

Net Increase (Decrease)	60,794	956,882	162,862	2,326,865

Class Y
Shares Sold	88,874	$1,292,032	273,799	$3,878,373
Shares Issued for Reinvested Dividends	9,935	158,669	99,026	1,259,942
Shares Redeemed	(220,109)	(3,140,664)	(308,068)	(4,364,217)

Net Increase (Decrease)	(121,300)	(1,689,963)	64,757	774,098

Class F
Shares Sold	1,465,491	$20,136,217	2,411,917	$32,533,248
Shares Issued for Reinvested Dividends	75,248	1,145,272	641,953	7,789,236
Shares Redeemed	(995,609)	(13,912,210)	(2,082,551)	(28,174,789)

Net Increase (Decrease)	545,130	7,369,279	971,319	12,147,695

Total Net Increase (Decrease)	216,481	$4,119,658	1,083,744	$11,723,344

International Opportunities Fund
Class A
Shares Sold	1,566,986	$23,206,069	2,917,598	$42,927,574
Shares Issued for Reinvested Dividends	372,741	6,142,769	1,242,589	16,665,281
Shares Redeemed	(3,262,711)	(47,463,421)	(7,397,677)	(108,558,523)

Net Increase (Decrease)	(1,322,984)	(18,114,583)	(3,237,490)	(48,965,668)

Class C
Shares Sold	65,214	$858,320	287,524	$3,685,462
Shares Issued for Reinvested Dividends	17,705	254,592	110,953	1,299,711
Shares Redeemed	(487,626)	(6,309,300)	(1,434,437)	(18,392,689)

Net Increase (Decrease)	(404,707)	(5,196,388)	(1,035,960)	(13,407,516)

Class I
Shares Sold	5,227,828	$75,376,699	7,905,153	$114,497,238
Shares Issued for Reinvested Dividends	337,884	5,524,402	1,064,219	14,186,661
Shares Redeemed	(6,196,767)	(85,098,640)	(17,865,550)	(253,613,960)

Net Increase (Decrease)	(631,055)	(4,197,539)	(8,896,178)	(124,930,061)

Class R3
Shares Sold	218,895	$3,225,216	535,837	$7,937,648
Shares Issued for Reinvested Dividends	26,493	445,087	127,906	1,745,493
Shares Redeemed	(791,301)	(12,217,855)	(1,326,983)	(19,962,202)

Net Increase (Decrease)	(545,913)	(8,547,552)	(663,240)	(10,279,061)

Class R4
Shares Sold	778,417	$12,100,784	1,573,978	$24,103,430
Shares Issued for Reinvested Dividends	84,480	1,443,764	365,945	5,079,398
Shares Redeemed	(2,214,344)	(35,303,139)	(4,149,538)	(63,892,340)

Net Increase (Decrease)	(1,351,447)	(21,758,591)	(2,209,615)	(34,709,512)

Class R5
Shares Sold	4,968,491	$81,764,516	4,185,315	$65,017,143
Shares Issued for Reinvested Dividends	211,604	3,641,724	577,408	8,077,933
Shares Redeemed	(2,257,960)	(35,645,741)	(5,168,074)	(80,337,628)

Net Increase (Decrease)	2,922,135	49,760,499	(405,351)	(7,242,552)

Class R6
Shares Sold	5,515,867	$88,114,375	17,136,452	$261,290,187
Shares Issued for Reinvested Dividends	640,398	11,085,289	1,470,907	20,677,025
Shares Redeemed	(3,505,111)	(54,907,165)	(12,759,086)	(201,483,429)

Net Increase (Decrease)	2,651,154	44,292,499	5,848,273	80,483,783

74

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

International Opportunities Fund – (continued)
Class Y
Shares Sold	10,989,945	$173,252,769	15,176,458	$235,020,307
Shares Issued for Reinvested Dividends	965,804	16,718,063	2,644,048	37,202,380
Shares Redeemed	(7,813,277)	(121,682,685)	(25,240,924)	(390,656,483)

Net Increase (Decrease)	4,142,472	68,288,147	(7,420,418)	(118,433,796)

Class F
Shares Sold	5,315,669	$74,808,287	13,129,724	$193,234,643
Shares Issued for Reinvested Dividends	643,786	10,525,899	1,829,291	24,339,488
Shares Redeemed	(8,456,996)	(124,778,441)	(13,752,086)	(201,632,786)

Net Increase (Decrease)	(2,497,541)	(39,444,255)	1,206,929	15,941,345

Total Net Increase (Decrease)	2,962,114	$65,082,237	(16,813,050)	$(261,543,038)

International Value Fund
Class A
Shares Sold	3,630,887	$41,326,461	5,106,208	$70,322,957
Shares Issued for Reinvested Dividends	392,547	5,856,795	1,457,954	19,311,300
Shares Redeemed	(3,172,881)	(38,148,673)	(11,817,573)	(163,264,806)

Net Increase (Decrease)	850,553	9,034,583	(5,253,411)	(73,630,549)

Class C
Shares Sold	10,351	$141,908	38,415	$524,595
Shares Issued for Reinvested Dividends	19,667	291,273	112,692	1,476,446
Shares Redeemed	(385,699)	(4,796,770)	(722,163)	(9,859,840)

Net Increase (Decrease)	(355,681)	(4,363,589)	(571,056)	(7,858,799)

Class I
Shares Sold	21,992,774	$235,814,635	43,594,443	$622,670,966
Shares Issued for Reinvested Dividends	2,088,548	31,453,537	4,347,079	58,169,041
Shares Redeemed	(23,995,277)	(280,386,082)	(38,886,202)	(541,912,459)

Net Increase (Decrease)	86,045	(13,117,910)	9,055,320	138,927,548

Class R3
Shares Sold	6,106	$76,108	22,612	$305,593
Shares Issued for Reinvested Dividends	761	11,482	2,689	35,897
Shares Redeemed	(14,173)	(208,607)	(35,616)	(511,787)

Net Increase (Decrease)	(7,306)	(121,017)	(10,315)	(170,297)

Class R4
Shares Sold	155,527	$2,126,896	34,664	$482,147
Shares Issued for Reinvested Dividends	4,051	60,730	3,130	41,741
Shares Redeemed	(30,408)	(380,450)	(37,104)	(519,728)

Net Increase (Decrease)	129,170	1,807,176	690	4,160

Class R5
Shares Sold	812,236	$9,019,659	2,362,880	$33,294,216
Shares Issued for Reinvested Dividends	69,714	1,052,666	178,409	2,391,166
Shares Redeemed	(247,128)	(3,175,113)	(2,184,059)	(31,008,267)

Net Increase (Decrease)	634,822	6,897,212	357,230	4,677,115

Class R6(1)
Shares Sold	522,667	$5,589,561	12,012,749	$172,441,643
Shares Issued for Reinvested Dividends	351,708	5,419,824	—	—
Shares Redeemed	(205,885)	(2,433,617)	(680,233)	(9,917,943)

Net Increase (Decrease)	668,490	8,575,768	11,332,516	162,523,700

Class Y
Shares Sold	4,953,892	$61,384,737	19,777,516	$282,137,117
Shares Issued for Reinvested Dividends	995,869	15,346,347	2,748,802	37,620,509
Shares Redeemed	(21,586,590)	(250,891,288)	(25,245,214)	(356,808,372)

Net Increase (Decrease)	(15,636,829)	(174,160,204)	(2,718,896)	(37,050,746)

Class F
Shares Sold	4,565,611	$59,698,695	15,084,526	$211,504,180
Shares Issued for Reinvested Dividends	597,006	8,990,903	1,828,032	24,449,564
Shares Redeemed	(8,001,291)	(88,142,427)	(22,819,790)	(325,324,088)

Net Increase (Decrease)	(2,838,674)	(19,452,829)	(5,907,232)	(89,370,344)

Total Net Increase (Decrease)	(16,469,410)	$(184,900,810)	6,284,846	$98,051,788

(1)	Inception date was February 28, 2019

75

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

13.	Fund Reorganization:

At a meeting held August 6-7, 2019, the Board of Directors of the Company approved an Agreement and Plan of Reorganization that provided for the reorganization of The Hartford International Small Company Fund (the “International Small Company Fund”), a series of the Company, with and into the Global Impact Fund, a separate series of the Company (the “Reorganization”).

Pursuant to the terms of the Agreement and Plan of Reorganization, after the close of business on November 22, 2019, the International Small Company Fund transferred all of its assets to the Global Impact Fund, in exchange for shares of the Global Impact Fund and the assumption of all of the liabilities of the International Small Company Fund by the Global Impact Fund.

After the close of business on November 22, 2019, the consummation of the Reorganization was accomplished by a tax-free exchange of shares of the Global Impact Fund in the following amounts:

Share Class	Net assets of International Small Company Fund as of the close of business on November 22, 2019 (“Reorganization Date”)	Shares of the International Small Company Fund as of the Reorganization Date	Value of Shares Issued by Global Impact Fund	Shares Issued By Global Impact Fund	Net Assets of the Global Impact Fund immediately after the Reorganization
Class A	$40,870,135	3,497,018	$40,870,135	3,556,151	$41,662,028
Class C	2,726,961	265,134	2,726,961	241,538	2,765,829
Class I	5,256,190	453,959	5,256,190	458,167	19,495,626
Class R3	6,439,177	545,236	6,439,177	569,209	6,743,012
Class R4	3,142,747	264,884	3,142,747	274,255	3,170,337
Class R5	574,188	48,210	574,188	50,594	690,320
Class R6	N/A	N/A	N/A	N/A	986,093
Class Y	22,049,744	1,852,131	22,049,744	1,943,325	22,354,435
Class F	1,356,433	118,490	1,356,433	117,529	32,567,024

	$82,415,575	7,045,062	$82,415,575	7,210,768	$130,434,704

Each shareholder of a share class of International Small Company Fund received shares of the same share class of the Global Impact Fund with the same class designation and at the respective class NAV, as determined on the Reorganization Date.

Some of the investments held by International Small Company Fund may have been purchased or sold prior to the Reorganization for the purpose of complying with the anticipated investment policies or limitations of the Global Impact Fund after the Reorganization. The expenses associated with the Reorganization other than brokerage-related expenses, including stamp taxes and other similar transaction costs, were borne by HFMC or its affiliates.

As of the Reorganization Date the International Small Company Fund had investments valued at $82,029,834 with a cost basis of $80,872,975. For financial reporting purposes, assets received, liabilities assumed and shares issued by the Global Impact Fund were recorded at fair value; however, the cost basis of the investments received by the Global Impact Fund from International Small Company Fund were carried forward to align ongoing reporting of the Global Impact Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of the Global Impact Fund immediately after the acquisition were $130,434,704 which included $1,156,859 of acquired unrealized appreciation.

Assuming the Reorganization had been completed on November 1, 2019, the Global Impact Fund’s pro-forma results of operations for the period ended April 30, 2020 (unaudited) are as follows:

Net investment income	$393,691
Net realized and unrealized gain (loss) on investments	$(12,832,692)
Net increase (decrease) in net assets from operations	$(12,439,001)

14.	Line of Credit:

The Funds participate in a committed line of credit pursuant to a credit agreement dated March 5, 2020. Each Fund may borrow under the line of credit for temporary or emergency purposes. These Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated ratably by assets based on a Fund’s actual net assets if the Fund has total assets of less than or equal to $1.05 billion and for all other participating funds, based on the notional asset level of $1.05 billion. During and as of the six-month period ended April 30, 2020, none of the Funds had borrowings under this facility.

76

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

15.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

16.	Recent Accounting Pronouncement:

The FASB issued ASU 2017-08 (the “ASU”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU is effective for public entities for fiscal years beginning after December 15, 2018, and effective for private entities one year later. Management has evaluated the implication of additional disclosure and determined there is no impact to the Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of each Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

17.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Company, on behalf of its Funds, dismissed Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal year ended October 31, 2019. EY’s report on the Funds’ financial statements for the fiscal periods ended October 31, 2018 and October 31, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal periods ended on October 31, 2018 and October 31, 2019 and through December 30, 2019 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 6, 2019, the Audit Committee of the Company’s Board of Directors participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the fiscal year ended October 31, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Company or the Board of Directors with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

18.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2020, events and transactions subsequent to April 30, 2020, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

PwC serves as the Funds’ Independent Registered Public Accounting Firm for the fiscal year ended October 31, 2020.

The affects to public health, business and market conditions resulting from the coronavirus (COVID-19) pandemic that escalated during the first quarter of 2020 and has extended into the second quarter of 2020 may have a significant negative impact on the performance of the Funds’ investments. The extent and duration of this impact is currently unclear.

77

Hartford International/Global Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

78

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2020), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2020

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

Mutual funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Advisory services are provided by Hartford Funds Management Company, LLC (HFMC). Certain funds are sub-advised by Wellington Management Company LLP and/or Schroder Investment Management North America Inc. Schroder Investment Management North America Ltd. serves as a sub-sub-adviser to certain funds. Hartford Funds refers to HFD and HFMC, which are not affiliated with any sub-adviser.

MFSAR-GE20    06/20    217382    Printed in U.S.A.

HARTFORDFUNDS

Our benchmark is the investor.®

Hartford Fixed Income Funds

Semi-Annual Report

April 30, 2020 (Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds' website (hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, by calling 1-888-843-7824. Your election to receive reports in paper will apply to all Hartford Funds held in your account if you invest through your financial intermediary or directly with a Fund.

If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Fixed Income Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2019 through April 30, 2020.

Market Review

During the six months ended April 30, 2020, U.S. stocks, as measured by the S&P 500 Index,1 lost 3.16%. The results for the period reflect the volatility and uncertainty that continued to grip markets under the shadow of the ongoing coronavirus disease (COVID-19) pandemic, as global authorities grappled with rising infection rates, overwhelmed hospitals, and devastated economies shut down by social distancing.

Prior to the initial COVID-19 outbreak in China, “normal” macro events dominated the headlines. The new United States-Mexico-Canada Agreement signed in early 2020 was seen as a potential positive for North American trade. Tensions around the U.S.-China trade dispute subsided with the signing in January 2020 of a Phase One agreement on tariffs and trade reforms. In the U.S., investors appeared to take the impeachment trial of President Trump in stride.

But starting in March, the expanding coronavirus pandemic devastated the world’s economies, triggering a global recession, record U.S. unemployment, extreme market volatility, and the end of the longest bull market in U.S. economic history.

Through March and April, global economic leaders, including the U.S. Federal Reserve (Fed), responded quickly. In adopting a vigorous “whatever-it-takes” rescue strategy, the Fed acted to inject liquidity into the markets by reducing interest rates to near zero, and by pledging nearly $2.3 trillion in purchases of U.S. Treasuries, agency-backed securities, corporate bonds, and municipal fixed-income issues. On the fiscal side, the U.S. government unveiled a series of policy initiatives designed to reduce layoffs, assist small businesses, and stabilize stressed-out healthcare systems.

On March 27, 2020, the U.S. Congress enacted a $2 trillion economic stimulus package – the largest fiscal rescue package in U.S. history – providing some $350 billion in small-business loans to cover salaries, rent, paid leave, and other necessities. That loan package was quickly depleted by a crush of applicants, requiring a subsequent second round of small-business loan financing.

By April 30, 2020, some state and local governments were carefully weighing the gradual lifting of the stay-at-home orders that had been put in place in an effort to control the spread of the virus.

Needless to say, it’s impossible to predict how or when the economic and social damages caused by this global pandemic will be fully repaired. In these uncertain times, it’s more important than ever to maintain a strong relationship with your financial professional.

Thank you again for investing in Hartford Fixed Income Funds. For the most up-to-date information on our complete selection of funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.
The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

Hartford Fixed Income Funds

The Hartford Emerging Markets Local Debt Fund

Fund Overview

April 30, 2020 (unaudited)

Inception 05/31/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation and income.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	-12.99%	-7.20%	-0.74%	-0.91%
Class A4	-16.91%	-11.37%	-1.65%	-1.42%
Class C3	-13.36%	-7.98%	-1.51%	-1.67%
Class C5	-14.21%	-8.86%	-1.51%	-1.67%
Class I3	-13.09%	-7.14%	-0.51%	-0.69%
Class R3[3]	-13.00%	-7.18%	-0.95%	-1.18%
Class R4[3]	-13.07%	-7.41%	-0.79%	-0.96%
Class R5[3]	-12.91%	-7.02%	-0.56%	-0.70%
Class Y3	-12.98%	-6.94%	-0.43%	-0.64%
Class F3	-12.87%	-6.85%	-0.41%	-0.64%
JP Morgan GBI Emerging Markets Global Diversified Index	-9.91%	-2.68%	0.44%	-0.75%

[1]	Not Annualized
[2]	Inception: 05/31/2011
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.36%	1.19%
Class C	2.10%	1.94%
Class I	1.02%	0.94%
Class R3	1.65%	1.49%
Class R4	1.35%	1.19%
Class R5	1.05%	0.89%
Class Y	1.03%	0.89%
Class F	0.93%	0.84%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses.. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • The Fund may invest in a smaller number of issuers, so it may be more exposed to risks and volatility than a more broadly diversified fund. • Restricted securities may be more difficult to sell and price than other securities.

Composition by Security Type(1)

as of April 30, 2020

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	29.0%
Foreign Government Obligations	64.5

Total	93.5%

Short-Term Investments	4.2
Purchased Options	0.3
Other Assets & Liabilities	2.0

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

2

The Hartford Floating Rate Fund

Fund Overview

April 30, 2020 (unaudited)

Inception 04/29/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide high current income, and long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-8.13%	-7.87%	1.20%	2.86%
Class A3	-10.88%	-10.64%	0.58%	2.55%
Class C2	-8.50%	-8.55%	0.45%	2.10%
Class C4	-9.40%	-9.43%	0.45%	2.10%
Class I2	-8.02%	-7.62%	1.48%	3.13%
Class R3[2]	-8.18%	-8.03%	0.95%	2.60%
Class R4[2]	-8.02%	-7.76%	1.22%	2.86%
Class R5[2]	-7.93%	-7.56%	1.48%	3.15%
Class Y2	-7.93%	-7.48%	1.52%	3.20%
Class F2	-7.86%	-7.44%	1.56%	3.18%
S&P/LSTA Leveraged Loan Index	-7.14%	-6.61%	1.85%	3.39%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 3.00%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 4/23/12, Wellington Management Company LLP became the sub-adviser for the Fund. At the end of a transition period of approximately four weeks ending on 5/18/12, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.00%	1.00%
Class C	1.74%	1.74%
Class I	0.72%	0.72%
Class R3	1.33%	1.26%
Class R4	1.06%	1.01%
Class R5	0.77%	0.77%
Class Y	0.73%	0.73%
Class F	0.65%	0.65%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until at least 2/28/21. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

The Fund should not be considered an alternative to certificates of deposit (CDs) or money market funds. This Fund is intended for investors who are looking to complement their traditional fixed-income investments.

Composition by Security Type(1)

as of April 30, 2020

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.5%
Warrants	0.0 *

Total	0.5%

Fixed Income Securities
Convertible Bonds	0.2%
Corporate Bonds	6.4
Senior Floating Rate Interests	81.1

Total	87.7%

Short-Term Investments	12.7
Other Assets & Liabilities	(0.9)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

3

The Hartford Floating Rate High Income Fund

Fund Overview

April 30, 2020 (unaudited)

Inception 09/30/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide high current income, and long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	-8.79%	-8.49%	1.33%	3.47%
Class A4	-11.53%	-11.24%	0.72%	3.11%
Class C3	-9.15%	-9.18%	0.58%	2.70%
Class C5	-10.04%	-10.06%	0.58%	2.70%
Class I3	-9.02%	-8.52%	1.52%	3.70%
Class R3[3]	-9.01%	-8.75%	1.05%	3.16%
Class R4[3]	-8.72%	-8.43%	1.36%	3.47%
Class R5[3]	-8.61%	-8.19%	1.85%	3.89%
Class Y3	-8.62%	-8.11%	1.66%	3.77%
Class F3	-8.69%	-8.26%	1.61%	3.75%
S&P/LSTA Leveraged Loan Index	-7.14%	-6.61%	1.85%	3.68%

[1]	Not Annualized
[2]	Inception: 09/30/2011
[3]	Without sales charge
[4]	Reflects maximum sales charge of 3.00%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 4/23/12, Wellington Management Company LLP became the sub-adviser for the Fund. At the end of a transition period of approximately four weeks ending on 5/18/12, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.15%	1.06%
Class C	1.89%	1.81%
Class I	0.88%	0.81%
Class R3	1.51%	1.36%
Class R4	1.21%	1.06%
Class R5	0.89%	0.76%
Class Y	0.90%	0.79%
Class F	0.79%	0.76%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • Restricted securities may be more difficult to sell and price than other securities.

The Fund should not be considered an alternative to CDs or money market funds. This Fund is intended for investors who are looking to complement their traditional fixed-income investments.

Composition by Security Type (1)

as of April 30, 2020

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.4%
Exchange-Traded Funds	3.3
Warrants	0.0 *

Total	3.7%

Fixed Income Securities
Convertible Bonds	0.3%
Corporate Bonds	9.4
Senior Floating Rate Interests	77.7

Total	87.4%

Short-Term Investments	12.1
Other Assets & Liabilities	(3.2)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

4

The Hartford High Yield Fund

Fund Overview

April 30, 2020 (unaudited)

Inception 09/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide high current income, and long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-7.10%	-4.33%	2.40%	4.76%
Class A3	-11.28%	-8.63%	1.46%	4.28%
Class C2	-7.35%	-4.93%	1.65%	3.99%
Class C4	-8.25%	-5.85%	1.65%	3.99%
Class I2	-6.95%	-4.05%	2.70%	5.05%
Class R3[2]	-7.24%	-4.61%	2.11%	4.46%
Class R4[2]	-7.09%	-4.31%	2.43%	4.77%
Class R5[2]	-6.95%	-4.03%	2.72%	5.06%
Class Y2	-6.85%	-3.93%	2.73%	5.09%
Class F2	-6.97%	-4.03%	2.74%	5.06%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	-6.62%	-4.11%	3.44%	5.86%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.18%	1.06%
Class C	1.88%	1.81%
Class I	0.84%	0.81%
Class R3	1.47%	1.36%
Class R4	1.17%	1.06%
Class R5	0.86%	0.76%
Class Y	0.86%	0.80%
Class F	0.75%	0.71%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities.

Composition by Security Type(1)

as of April 30, 2020

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.2%
Escrows	0.8

Total	1.0%

Fixed Income Securities
Convertible Bonds	2.1%
Corporate Bonds	88.6
Senior Floating Rate Interests	3.1

Total	93.8%

Short-Term Investments	2.5
Other Assets & Liabilities	2.7

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

5

The Hartford Inflation Plus Fund

Fund Overview

April 30, 2020 (unaudited)

Inception 10/31/2002 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	1.83%	4.40%	1.76%	2.29%
Class A3	-2.75%	-0.29%	0.83%	1.82%
Class C2	1.38%	3.63%	0.98%	1.52%
Class C4	0.38%	2.63%	0.98%	1.52%
Class I2	1.95%	4.78%	2.01%	2.55%
Class R3[2]	1.59%	4.10%	1.40%	1.94%
Class R4[2]	1.74%	4.32%	1.70%	2.23%
Class R5[2]	1.85%	4.68%	2.00%	2.53%
Class Y2	1.96%	4.69%	2.07%	2.61%
Class F2	1.91%	4.74%	2.03%	2.55%
Bloomberg Barclays U.S. TIPS 1-10 Year Index	3.08%	6.16%	2.41%	2.58%
Bloomberg Barclays U.S. TIPS Index	5.08%	9.46%	3.08%	3.52%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.88%	0.85%
Class C	1.59%	1.59%
Class I	0.55%	0.55%
Class R3	1.17%	1.17%
Class R4	0.87%	0.87%
Class R5	0.57%	0.57%
Class Y	0.56%	0.56%
Class F	0.45%	0.45%
*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class A. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Security Type(1)

as of April 30, 2020

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	3.1%
Corporate Bonds	1.0
Foreign Government Obligations	6.8
Senior Floating Rate Interests	5.3
U.S. Government Agencies(2)	12.8
U.S. Government Securities	76.5

Total	105.5%

Short-Term Investments	11.0
Purchased Options	0.0 *
Other Assets & Liabilities	(16.5)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage backed securities as of April 30, 2020.

6

Hartford Municipal Income Fund

Fund Overview

April 30, 2020 (unaudited)

Inception 05/29/2015 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide a high level of current income that is generally exempt from federal income taxes, and long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	Since Inception[2]
Class A3	-2.85%	1.02%	2.99%
Class A4	-7.22%	-3.53%	2.03%
Class C3	-3.30%	0.42%	2.60%
Class C5	-4.25%	-0.56%	2.60%
Class I4	-2.75%	1.25%	3.24%
Class F4	-2.62%	1.41%	3.27%
Bloomberg Barclays Municipal Bond Index	-1.33%	2.16%	3.14%

[1]	Not Annualized
[2]	Inception: 05/29/2015
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.00%	0.70%
Class C	1.75%	1.45%
Class I	0.75%	0.47%
Class F	0.70%	0.40%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities.

Composition of Municipal Bonds(1)

as of April 30, 2020

Municipal Bonds	Percentage of Net Assets
Airport	6.4%
Development	3.2
Education	2.0
Facilities	0.5
General Obligation	12.5
Higher Education	7.4
Housing	1.3
Medical	5.7
Mello-Roos District	0.8
Multifamily Housing	0.3
Nursing Homes	6.2
Other(2)	9.5
Pollution	0.4
Power	2.8
School District	11.5
Single Family Housing	5.3
Student Loan	0.2
Tobacco	2.7
Transportation	11.5
Utilities	2.6
Water	1.0
Short-Term Investments	5.7
Other Assets & Liabilities	0.5

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

7

The Hartford Municipal Opportunities Fund

Fund Overview

April 30, 2020 (unaudited)

Inception 05/31/2007 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-3.01%	0.40%	2.56%	3.72%
Class A3	-7.37%	-4.12%	1.62%	3.24%
Class C2	-3.48%	-0.47%	1.76%	2.94%
Class C4	-4.44%	-1.45%	1.76%	2.94%
Class I2	-2.89%	0.65%	2.80%	3.98%
Class Y2	-3.02%	0.62%	2.78%	3.97%
Class F2	-2.86%	0.72%	2.83%	3.99%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index	-0.67%	2.37%	2.67%	3.34%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class Y shares commenced operations on 5/31/18. Performance prior to that date is that of the Fund’s Class I shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.70%	0.70%
Class C	1.46%	1.46%
Class I	0.46%	0.46%
Class Y	0.47%	0.47%
Class F	0.39%	0.39%

*

Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.• High-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities.

Composition of Municipal Bonds(1)

as of April 30, 2020

Municipal Bonds	Percentage of Net Assets
Airport	6.3%
Bond Bank	0.1
Development	2.4
Education	1.5
Facilities	0.4
General Obligation	14.5
Higher Education	2.8
Housing	0.8
Medical	7.8
Mello-Roos District	0.9
Multifamily Housing	1.1
Nursing Homes	6.8
Other (2)	17.1
Pollution	0.5
Power	2.7
School District	8.8
Single Family Housing	5.2
Student Loan	0.4
Tobacco	3.0
Transportation	9.0
Utilities	0.9
Water	2.8
Short-Term Investments	2.9
Other Assets & Liabilities	1.3

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

8

Hartford Municipal Short Duration Fund

Fund Overview

April 30, 2020 (unaudited)

Inception 05/29/2015 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	Since Inception[2]
Class A3	-1.88%	0.06%	1.12%
Class A4	-6.29%	-4.44%	0.18%
Class C3	-2.25%	-0.51%	0.71%
Class C5	-3.22%	-1.49%	0.71%
Class I3	-1.87%	0.13%	1.34%
Class F3	-1.83%	0.26%	1.36%
Bloomberg Barclays Municipal Bond Short 1-5 Year Index	0.14%	1.99%	1.58%

[1]	Not Annualized
[2]	Inception: 05/29/2015
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.10%	0.70%
Class C	1.83%	1.45%
Class I	0.82%	0.47%
Class F	0.80%	0.40%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities.

Composition of Municipal Bonds(1)

as of April 30, 2020

Municipal Bonds	Percentage of Net Assets
Airport	6.5%
Development	4.3
Education	1.6
General Obligation	6.5
Higher Education	4.5
Housing	2.4
Medical	7.7
Mello-Roos District	1.1
Nursing Homes	8.6
Other(2)	12.4
Pollution	0.8
Power	4.8
School District	7.6
Single Family Housing	6.3
Student Loan	1.5
Tobacco	5.7
Transportation	8.6
Utilities	1.3
Water	1.9
Short-Term Investments	4.6
Other Assets & Liabilities	1.3

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

9

The Hartford Quality Bond Fund

Fund Overview

April 30, 2020 (unaudited)

Inception 11/30/2012 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to maximize total return while providing a high level of current income consistent with prudent investment risk.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	4.47%	9.74%	3.07%	2.73%
Class A4	-0.23%	4.81%	2.12%	2.10%
Class C3	4.02%	8.89%	2.28%	1.95%
Class C5	3.02%	7.89%	2.28%	1.95%
Class I3	4.57%	10.02%	3.33%	3.00%
Class R3[3]	4.32%	9.30%	2.80%	2.44%
Class R4[3]	4.61%	10.03%	3.29%	2.87%
Class R5[3]	4.61%	10.04%	3.47%	3.09%
Class Y3	4.64%	10.40%	3.46%	3.09%
Class F3	4.64%	10.16%	3.40%	3.06%
Bloomberg Barclays U.S. Aggregate Bond Index	4.86%	10.84%	3.80%	3.22%

[1]	Not Annualized
[2]	Inception: 11/30/2012
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.95%	0.86%
Class C	1.68%	1.61%
Class I	0.64%	0.61%
Class R3	1.28%	1.20%
Class R4	0.98%	0.95%
Class R5	0.68%	0.65%
Class Y	0.67%	0.55%
Class F	0.56%	0.45%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • The Fund may use dollar rolls, repurchase agreements, or reverse repurchase agreements, which can increase risk and volatility.

Composition by Security Type(1)

as of April 30, 2020

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	20.4%
Corporate Bonds	0.2
U.S. Government Agencies(2)	96.0
U.S. Government Securities	0.8

Total	117.4%

Short-Term Investments	13.5
Other Assets & Liabilities	(30.9)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage backed securities as of April 30, 2020.

10

The Hartford Short Duration Fund

Fund Overview

April 30, 2020 (unaudited)

Inception 10/31/2002 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income and long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-1.13%	1.09%	1.74%	2.03%
Class A3	-3.10%	-0.93%	1.33%	1.83%
Class C2	-1.49%	0.34%	0.98%	1.27%
Class C4	-2.47%	-0.64%	0.98%	1.27%
Class I2	-1.08%	1.38%	2.02%	2.33%
Class R3[2]	-1.31%	0.83%	1.48%	1.83%
Class R4[2]	-1.16%	1.18%	1.75%	2.09%
Class R5[2]	-1.02%	1.44%	2.06%	2.35%
Class R6[2]	-0.99%	1.52%	2.10%	2.38%
Class Y2	-1.01%	1.45%	2.07%	2.37%
Class F2	-0.87%	1.53%	2.10%	2.37%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Index	2.58%	4.94%	2.01%	1.66%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 2.00%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 2/28/19. Performance prior to that date is that of the Fund’s Class Y shares. Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.84%	0.81%
Class C	1.56%	1.56%
Class I	0.53%	0.53%
Class R3	1.17%	1.17%
Class R4	0.87%	0.87%
Class R5	0.57%	0.57%
Class R6	0.45%	0.45%
Class Y	0.54%	0.54%
Class F	0.45%	0.45%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class A. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.

Composition by Security Type(1)

as of April 30, 2020

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	18.4%
Corporate Bonds	53.2
Foreign Government Obligations	0.1
Municipal Bonds	0.5
Senior Floating Rate Interests	16.5
U.S. Government Agencies(2)	8.2
U.S. Government Securities	1.1

Total	98.0%

Short-Term Investments	3.3
Other Assets & Liabilities	(1.3)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage backed securities as of April 30, 2020.

11

The Hartford Strategic Income Fund

Fund Overview

April 30, 2020 (unaudited)

Inception 05/31/2007 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income and long-term total return.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-2.52%	1.74%	3.46%	4.38%
Class A3	-6.90%	-2.84%	2.51%	3.90%
Class C2	-2.78%	1.01%	2.67%	3.61%
Class C4	-3.74%	0.04%	2.67%	3.61%
Class I2	-2.35%	2.04%	3.72%	4.66%
Class R3[2]	-2.67%	1.54%	3.14%	4.16%
Class R4[2]	-2.51%	1.74%	3.45%	4.43%
Class R5[2]	-2.36%	2.08%	3.77%	4.70%
Class R6[2]	-2.33%	2.01%	3.83%	4.75%
Class Y2	-2.47%	1.94%	3.79%	4.74%
Class F2	-2.44%	2.13%	3.77%	4.68%
Bloomberg Barclays U.S. Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 4/2/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.03%	0.95%
Class C	1.75%	1.70%
Class I	0.74%	0.70%
Class R3	1.35%	1.25%
Class R4	1.05%	0.95%
Class R5	0.74%	0.65%
Class R6	0.63%	0.60%
Class Y	0.74%	0.69%
Class F	0.63%	0.60%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • The risk associated with mortgage-related and asset-backed securities include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.

Composition by Security Type(1)

as of April 30, 2020

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0%*
Convertible Preferred Stocks	0.6
Escrows	0.0 *
Exchange-Traded Funds	4.2
Preferred Stocks	0.1
Warrants	0.0 *

Total	4.9%

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	8.7%
Convertible Bonds	2.5
Corporate Bonds	32.6
Foreign Government Obligations	19.8
Municipal Bonds	0.8
Senior Floating Rate Interests	23.5
U.S. Government Agencies(2)	9.2
U.S. Government Securities	6.1

Total	103.2%

Short-Term Investments	6.3
Purchased Options	0.0 *
Other Assets & Liabilities	(14.4)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage backed securities as of April 30, 2020.

12

The Hartford Total Return Bond Fund

Fund Overview

April 30, 2020 (unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	2.79%	8.54%	3.51%	3.80%
Class A3	-1.84%	3.65%	2.57%	3.33%
Class C2	2.41%	7.69%	2.72%	3.03%
Class C4	1.41%	6.69%	2.72%	3.03%
Class I2	2.98%	8.93%	3.80%	4.09%
Class R3[2]	2.64%	8.18%	3.18%	3.48%
Class R4[2]	2.79%	8.56%	3.50%	3.80%
Class R5[2]	2.91%	9.07%	3.85%	4.13%
Class R6[2]	3.03%	8.96%	3.89%	4.20%
Class Y2	2.93%	8.93%	3.89%	4.21%
Class F2	3.05%	8.94%	3.89%	4.14%
Bloomberg Barclays U.S. Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Effective as of the close of business on March 29, 2019, Classes C and I of the Fund were closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

Operating Expenses*	Gross	Net
Class A	0.74%	0.74%
Class C	1.53%	1.53%
Class I	0.46%	0.46%
Class R3	1.07%	1.07%
Class R4	0.76%	0.76%
Class R5	0.47%	0.47%
Class R6	0.35%	0.35%
Class Y	0.46%	0.46%
Class F	0.35%	0.35%

*	Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Restricted securities may be more difficult to sell and price than other securities.

Composition by Security Type(1)

as of April 30, 2020

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0	%*
Preferred Stocks	0.0	*
Warrants	0.0	*

Total	0.0	%*

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	21.5%
Corporate Bonds	35.6
Foreign Government Obligations	3.0
Municipal Bonds	1.7
Senior Floating Rate Interests	2.2
U.S. Government Agencies(2)	43.9
U.S. Government Securities	18.3

Total	126.2%

Short-Term Investments	4.0
Purchased Options	0.1
Other Assets & Liabilities	(30.3)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage backed securities as of April 30, 2020.

13

The Hartford World Bond Fund

Fund Overview

April 30, 2020 (unaudited)

Inception 05/31/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation with income as a secondary goal.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	-0.62%	1.74%	2.01%	2.83%
Class A4	-5.09%	-2.84%	1.08%	2.30%
Class C3	-1.07%	0.94%	1.26%	2.08%
Class C5	-2.04%	-0.05%	1.26%	2.08%
Class I3	-0.57%	2.00%	2.27%	3.10%
Class R3[3]	-0.81%	1.40%	1.69%	2.50%
Class R4[3]	-0.66%	1.75%	1.99%	2.81%
Class R5[3]	-0.48%	1.98%	2.31%	3.11%
Class R6[3]	-0.51%	2.09%	2.40%	3.21%
Class Y3	-0.46%	2.11%	2.37%	3.19%
Class F3	-0.51%	2.10%	2.35%	3.14%
FTSE World Government Bond Index	2.30%	7.97%	2.98%	1.44%
Bloomberg Barclays U.S. Aggregate Bond Index	4.86%	10.84%	3.80%	3.69%

[1]	Not Annualized
[2]	Inception: 05/31/2011
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.03%	1.03%
Class C	1.76%	1.76%
Class I	0.75%	0.75%
Class R3	1.37%	1.37%
Class R4	1.07%	1.07%
Class R5	0.77%	0.77%
Class R6	0.65%	0.65%
Class Y	0.75%	0.74%
Class F	0.65%	0.65%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • The Fund may invest in a smaller number of issuers, so it may be more exposed to risks and volatility than a more broadly diversified fund. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.

Composition by Security Type(1)

as of April 30, 2020

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0	%*
Convertible Preferred Stocks	0.0	*
Preferred Stocks	0.0	*

Total	0.0	%*

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	7.3%
Convertible Bonds	0.2
Corporate Bonds	15.1
Foreign Government Obligations	52.2
Senior Floating Rate Interests	2.8
U.S. Government Agencies(2)	2.3
U.S. Government Securities	9.4

Total	89.3%

Short-Term Investments	11.1
Purchased Options	0.1
Other Assets & Liabilities	(0.5)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage backed securities as of April 30, 2020.

14

Hartford Fixed Income Funds

Benchmark Glossary (Unaudited)

Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) is comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The 1-3 Year Government/Credit Index includes securities in the 1-3 year maturity range in the Government/Credit Index.

Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Barclays Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of 1 year to 17 years engineered for the tax-exempt bond market.

Bloomberg Barclays Municipal Bond Short 1-5 Year Index (reflects no deduction for fees, expenses or taxes) measures the performance of municipal bonds with time to maturity of more than one year and less than five years.

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax exempt bond market.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that are Securities and Exchange Commission registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission.

Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents U.S. Treasury inflation-protected securities having a maturity of at least 1 year and less than 10 years.

Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity.

FTSE World Government Bond Index (formerly known as the Citigroup World Government Bond Index) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of fixed-rate, local currency, investment grade sovereign bonds.

JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic-currency government bonds to which international investors can gain exposure.

S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that is designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

15

Hartford Fixed Income Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2019 through April 30, 2020. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (front-end sales loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Annualized expense ratio
The Hartford Emerging Markets Local Debt Fund

Class A	$1,000.00	$870.10	$5.49	$1,000.00	$1,019.00	$5.92	1.18%
Class C	$1,000.00	$866.40	$8.96	$1,000.00	$1,015.27	$9.67	1.93%
Class I	$1,000.00	$869.10	$4.32	$1,000.00	$1,020.24	$4.67	0.93%
Class R3	$1,000.00	$870.00	$4.88	$1,000.00	$1,019.64	$5.27	1.05%
Class R4	$1,000.00	$869.30	$5.48	$1,000.00	$1,019.00	$5.92	1.18%
Class R5	$1,000.00	$870.90	$4.09	$1,000.00	$1,020.49	$4.42	0.88%
Class Y	$1,000.00	$870.20	$4.09	$1,000.00	$1,020.49	$4.42	0.88%
Class F	$1,000.00	$871.30	$3.86	$1,000.00	$1,020.74	$4.17	0.83%

The Hartford Floating Rate Fund

Class A	$1,000.00	$918.70	$4.77	$1,000.00	$1,019.89	$5.02	1.00%
Class C	$1,000.00	$915.00	$8.33	$1,000.00	$1,016.16	$8.77	1.75%
Class I	$1,000.00	$919.80	$3.48	$1,000.00	$1,021.23	$3.67	0.73%
Class R3	$1,000.00	$918.20	$5.96	$1,000.00	$1,018.65	$6.27	1.25%
Class R4	$1,000.00	$919.80	$4.77	$1,000.00	$1,019.89	$5.02	1.00%
Class R5	$1,000.00	$920.70	$3.68	$1,000.00	$1,021.03	$3.87	0.77%
Class Y	$1,000.00	$920.70	$3.49	$1,000.00	$1,021.23	$3.67	0.73%
Class F	$1,000.00	$921.40	$3.11	$1,000.00	$1,021.63	$3.27	0.65%

The Hartford Floating Rate High Income Fund

Class A	$1,000.00	$912.10	$4.99	$1,000.00	$1,019.64	$5.27	1.05%
Class C	$1,000.00	$908.50	$8.54	$1,000.00	$1,015.91	$9.02	1.80%
Class I	$1,000.00	$909.80	$3.80	$1,000.00	$1,020.89	$4.02	0.80%
Class R3	$1,000.00	$909.90	$6.41	$1,000.00	$1,018.15	$6.77	1.35%
Class R4	$1,000.00	$912.80	$4.99	$1,000.00	$1,019.64	$5.27	1.05%
Class R5	$1,000.00	$913.90	$3.57	$1,000.00	$1,021.13	$3.77	0.75%
Class Y	$1,000.00	$913.80	$3.71	$1,000.00	$1,020.99	$3.92	0.78%
Class F	$1,000.00	$913.10	$3.57	$1,000.00	$1,021.13	$3.77	0.75%

16

Hartford Fixed Income Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Annualized expense ratio

The Hartford High Yield Fund

Class A	$1,000.00	$929.00	$5.04	$1,000.00	$1,019.64	$5.27	1.05%
Class C	$1,000.00	$926.50	$8.62	$1,000.00	$1,015.91	$9.02	1.80%
Class I	$1,000.00	$930.50	$3.84	$1,000.00	$1,020.89	$4.02	0.80%
Class R3	$1,000.00	$927.60	$6.47	$1,000.00	$1,018.15	$6.77	1.35%
Class R4	$1,000.00	$929.10	$5.04	$1,000.00	$1,019.64	$5.27	1.05%
Class R5	$1,000.00	$930.50	$3.60	$1,000.00	$1,021.13	$3.77	0.75%
Class Y	$1,000.00	$931.50	$3.65	$1,000.00	$1,021.08	$3.82	0.76%
Class F	$1,000.00	$930.30	$3.36	$1,000.00	$1,021.38	$3.52	0.70%

The Hartford Inflation Plus Fund

Class A	$1,000.00	$1,018.30	$4.27	$1,000.00	$1,020.64	$4.27	0.85%
Class C	$1,000.00	$1,013.80	$8.01	$1,000.00	$1,016.91	$8.02	1.60%
Class I	$1,000.00	$1,019.50	$2.96	$1,000.00	$1,021.93	$2.97	0.59%
Class R3	$1,000.00	$1,015.90	$5.96	$1,000.00	$1,018.95	$5.97	1.19%
Class R4	$1,000.00	$1,017.40	$4.46	$1,000.00	$1,020.44	$4.47	0.89%
Class R5	$1,000.00	$1,018.50	$2.96	$1,000.00	$1,021.93	$2.97	0.59%
Class Y	$1,000.00	$1,019.60	$2.91	$1,000.00	$1,021.98	$2.92	0.58%
Class F	$1,000.00	$1,019.10	$2.61	$1,000.00	$1,022.28	$2.61	0.52%

Hartford Municipal Income Fund

Class A	$1,000.00	$971.50	$3.38	$1,000.00	$1,021.43	$3.47	0.69%
Class C	$1,000.00	$967.00	$7.04	$1,000.00	$1,017.70	$7.22	1.44%
Class I	$1,000.00	$972.50	$2.26	$1,000.00	$1,022.58	$2.31	0.46%
Class F	$1,000.00	$973.80	$1.91	$1,000.00	$1,022.92	$1.96	0.39%

The Hartford Municipal Opportunities Fund

Class A	$1,000.00	$969.90	$3.28	$1,000.00	$1,021.53	$3.37	0.67%
Class C	$1,000.00	$965.20	$6.99	$1,000.00	$1,017.75	$7.17	1.43%
Class I	$1,000.00	$971.10	$2.11	$1,000.00	$1,022.73	$2.16	0.43%
Class Y	$1,000.00	$969.80	$2.20	$1,000.00	$1,022.63	$2.26	0.45%
Class F	$1,000.00	$971.40	$1.76	$1,000.00	$1,023.07	$1.81	0.36%

Hartford Municipal Short Duration Fund

Class A	$1,000.00	$981.20	$3.40	$1,000.00	$1,021.43	$3.47	0.69%
Class C	$1,000.00	$977.50	$7.08	$1,000.00	$1,017.70	$7.22	1.44%
Class I	$1,000.00	$981.30	$2.27	$1,000.00	$1,022.58	$2.31	0.46%
Class F	$1,000.00	$981.70	$1.92	$1,000.00	$1,022.92	$1.96	0.39%

The Hartford Quality Bond Fund

Class A	$1,000.00	$1,044.70	$4.12	$1,000.00	$1,020.84	$4.07	0.81%
Class C	$1,000.00	$1,040.20	$7.91	$1,000.00	$1,017.11	$7.82	1.56%
Class I	$1,000.00	$1,045.70	$2.49	$1,000.00	$1,022.43	$2.46	0.49%
Class R3	$1,000.00	$1,043.20	$5.69	$1,000.00	$1,019.29	$5.62	1.12%
Class R4	$1,000.00	$1,046.10	$3.10	$1,000.00	$1,021.83	$3.07	0.61%
Class R5	$1,000.00	$1,046.10	$2.80	$1,000.00	$1,022.13	$2.77	0.55%
Class Y	$1,000.00	$1,046.40	$2.34	$1,000.00	$1,022.58	$2.31	0.46%
Class F	$1,000.00	$1,046.40	$2.24	$1,000.00	$1,022.68	$2.21	0.44%

The Hartford Short Duration Fund

Class A	$1,000.00	$988.70	$3.96	$1,000.00	$1,020.89	$4.02	0.80%
Class C	$1,000.00	$985.10	$7.60	$1,000.00	$1,017.21	$7.72	1.54%
Class I	$1,000.00	$989.20	$2.62	$1,000.00	$1,022.23	$2.66	0.53%
Class R3	$1,000.00	$986.90	$5.73	$1,000.00	$1,019.10	$5.82	1.16%
Class R4	$1,000.00	$988.40	$3.86	$1,000.00	$1,020.99	$3.92	0.78%
Class R5	$1,000.00	$989.80	$2.67	$1,000.00	$1,022.18	$2.72	0.54%
Class R6	$1,000.00	$990.10	$2.13	$1,000.00	$1,022.73	$2.16	0.43%
Class Y	$1,000.00	$989.90	$2.62	$1,000.00	$1,022.23	$2.66	0.53%
Class F	$1,000.00	$991.30	$2.18	$1,000.00	$1,022.68	$2.21	0.44%

17

Hartford Fixed Income Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Annualized expense ratio

The Hartford Strategic Income Fund

Class A	$1,000.00	$974.80	$4.66	$1,000.00	$1,020.14	$4.77	0.95%
Class C	$1,000.00	$972.20	$8.34	$1,000.00	$1,016.41	$8.52	1.70%
Class I	$1,000.00	$976.50	$3.24	$1,000.00	$1,021.58	$3.32	0.66%
Class R3	$1,000.00	$973.30	$6.13	$1,000.00	$1,018.65	$6.27	1.25%
Class R4	$1,000.00	$974.90	$4.66	$1,000.00	$1,020.14	$4.77	0.95%
Class R5	$1,000.00	$976.40	$3.19	$1,000.00	$1,021.63	$3.27	0.65%
Class R6	$1,000.00	$976.70	$2.95	$1,000.00	$1,021.88	$3.02	0.60%
Class Y	$1,000.00	$975.30	$3.14	$1,000.00	$1,021.68	$3.22	0.64%
Class F	$1,000.00	$975.60	$2.95	$1,000.00	$1,021.88	$3.02	0.60%

The Hartford Total Return Bond Fund

Class A	$1,000.00	$1,027.90	$3.58	$1,000.00	$1,021.33	$3.57	0.71%
Class C	$1,000.00	$1,024.10	$7.70	$1,000.00	$1,017.26	$7.67	1.53%
Class I	$1,000.00	$1,029.80	$1.97	$1,000.00	$1,022.92	$1.96	0.39%
Class R3	$1,000.00	$1,026.40	$5.24	$1,000.00	$1,019.69	$5.22	1.04%
Class R4	$1,000.00	$1,027.90	$3.83	$1,000.00	$1,021.08	$3.82	0.76%
Class R5	$1,000.00	$1,029.10	$2.22	$1,000.00	$1,022.68	$2.21	0.44%
Class R6	$1,000.00	$1,030.30	$1.72	$1,000.00	$1,023.17	$1.71	0.34%
Class Y	$1,000.00	$1,029.30	$2.02	$1,000.00	$1,022.87	$2.01	0.40%
Class F	$1,000.00	$1,030.50	$1.72	$1,000.00	$1,023.17	$1.71	0.34%

The Hartford World Bond Fund

Class A	$1,000.00	$993.80	$5.01	$1,000.00	$1,019.84	$5.07	1.01%
Class C	$1,000.00	$989.30	$8.61	$1,000.00	$1,016.21	$8.72	1.74%
Class I	$1,000.00	$994.30	$3.57	$1,000.00	$1,021.28	$3.62	0.72%
Class R3	$1,000.00	$991.90	$6.69	$1,000.00	$1,018.15	$6.77	1.35%
Class R4	$1,000.00	$993.40	$4.86	$1,000.00	$1,019.99	$4.92	0.98%
Class R5	$1,000.00	$995.20	$3.72	$1,000.00	$1,021.13	$3.77	0.75%
Class R6	$1,000.00	$994.90	$3.12	$1,000.00	$1,021.73	$3.17	0.63%
Class Y	$1,000.00	$995.40	$3.47	$1,000.00	$1,021.38	$3.52	0.70%
Class F	$1,000.00	$994.90	$3.12	$1,000.00	$1,021.73	$3.17	0.63%

18

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0%
	Argentina - 0.5%
$265,000	Telecom Argentina S.A. 6.50%, 06/15/2021(1)	$239,828
	YPF S.A.
335,000	6.95%, 07/21/2027(1)	149,078
40,000	8.50%, 03/23/2021(1)	25,100

		414,006

	Austria - 0.2%
200,000	Suzano Austria GmbH 5.00%, 01/15/2030	189,572

	Azerbaijan - 0.2%
200,000	International Bank of Azerbaijan OJSC 3.50%, 09/01/2024(1)	165,367

	Bermuda - 0.6%
450,000	Ooredoo International Finance Ltd. 3.25%, 02/21/2023(1)	459,000

	Brazil - 1.4%
270,000	Banco do Brasil S.A. 4.75%, 03/20/2024, 5 year EUR Swap + 7.591%(2)	264,613
305,000	BRF S.A. 4.88%, 01/24/2030(2)	262,834
200,000	Centrais Eletricas Brasileiras S.A. 3.63%, 02/04/2025(2)	182,440
200,000	Globo Comunicacao e Participacoes S.A. 5.13%, 03/31/2027(1)	186,252
255,000	Itau Unibanco Holding S.A. 6.13%, 12/12/2022, (6.13% fixed rate until 12/12/2022; 5 year USD CMT + 3.981% thereafter)(2)(3)(4)	236,513

		1,132,652

	British Virgin Islands - 0.6%
270,000	Huarong Finance Co., Ltd. 4.50%, 01/24/2022, (4.50% fixed rate until 01/24/2022; 5 year USD CMT + 7.773% thereafter)(1)(3)(4)	268,649
200,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(1)	195,765

		464,414

	Canada - 0.2%
200,000	Frontera Energy Corp. 9.70%, 06/25/2023(2)	137,000

	Cayman Islands - 2.7%
465,000	ADCB Finance Cayman Ltd. 4.00%, 03/29/2023(2)	477,322
390,000	Alibaba Group Holding Ltd. 3.13%, 11/28/2021	397,137
355,000	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(2)(5)	226,490
245,000	Comcel Trust via Comunicaciones Celulares S.A. 6.88%, 02/06/2024(1)	245,000
225,000	Grupo Aval Ltd. 4.75%, 09/26/2022(1)	222,188
235,000	Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(2)	238,172
305,000	Termocandelaria Power Ltd. 7.88%, 01/30/2029(2)	294,325

		2,100,634

	Chile - 0.6%
250,000	Empresa Nacional de Telecomunicaciones S.A. 4.75%, 08/01/2026(1)	256,219
200,000	Inversiones CMPC S.A. 3.85%, 01/13/2030(2)	193,000

		449,219

	China - 0.3%
225,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(2)	247,131

	Colombia - 1.1%
200,000	Bancolombia S.A. 3.00%, 01/29/2025	185,126
405,000	Ecopetrol S.A. 6.88%, 04/29/2030	414,113
225,000	Transportadora de Gas Internacional S.A. ESP 5.55%, 11/01/2028(2)	235,127

		834,366

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 29.0% - (continued)
		Hong Kong - 0.4%
	$275,000	CMB Wing Lung Bank Ltd. 3.75%, 11/22/2027, (3.75% fixed rate until 11/22/2022; 5 year USD CMT + 1.750% thereafter)(1)(4)	$279,730

		India - 0.4%
	285,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(1)	283,861

		Indonesia - 0.7%
IDR	2,620,000,000	Jasa Marga Persero Tbk PT 7.50%, 12/11/2020(2)	169,530
	$285,000	Tower Bersama Infrastructure Tbk PT 4.25%, 01/21/2025(1)	262,326
IDR	2,040,000,000	Wijaya Karya Persero Tbk PT 7.70%, 01/31/2021(2)	122,489

			554,345

		Ireland - 1.4%
	$235,000	Koks OAO Via Koks Finance DAC 7.50%, 05/04/2022(1)	219,528
		MMC Norilsk Nickel OJSC Via MMC Finance DAC
	200,000	3.38%, 10/28/2024(2)	202,618
	245,000	6.63%, 10/14/2022(1)	265,925
	360,000	Russian Railways Via RZD Capital plc 5.70%, 04/05/2022(1)	377,856

			1,065,927

		Israel - 0.5%
		Israel Electric Corp. Ltd.
	200,000	4.25%, 08/14/2028(1)(2)	210,500
	200,000	5.00%, 11/12/2024(1)(2)	218,002

			428,502

		Luxembourg - 1.2%
	250,000	CSN Resources S.A. 7.63%, 04/17/2026(2)	177,500
	200,000	Kernel Holding S.A. 6.50%, 10/17/2024(2)	168,144
	200,000	Millicom International Cellular S.A. 5.13%, 01/15/2028(2)	183,660
	255,000	Rede D’or Finance S.a.r.l. 4.95%, 01/17/2028(2)	226,746
	200,000	Rumo Luxembourg S.a.r.l. 5.88%, 01/18/2025(2)	197,980

			954,030

		Malaysia - 0.3%
	200,000	Petronas Capital Ltd. 4.55%, 04/21/2050(2)	216,694

		Mauritius - 0.5%
	200,000	Azure Power Energy Ltd. 5.50%, 11/03/2022(1)	192,000
	200,000	MTN Mauritius Investments Ltd. 5.37%, 02/13/2022(2)	194,580

			386,580

		Mexico - 2.6%
	150,000	Coca-Cola Femsa S.A.B. de C.V. 2.75%, 01/22/2030	149,021
	205,000	Infraestructura Energetica Nova S.A.B. de C.V. 3.75%, 01/14/2028(1)	183,475
	230,000	Mexico City Airport Trust 5.50%, 07/31/2047(1)	190,900
	400,000	Operadora de Servicios Mega S.A. de C.V. 8.25%, 02/11/2025(2)	260,680
		Petroleos Mexicanos
	15,000	5.95%, 01/28/2031(1)	10,865
	65,000	6.38%, 01/23/2045	43,680
	25,000	6.50%, 01/23/2029	19,685
	10,000	6.75%, 09/21/2047	6,875
	50,000	6.84%, 01/23/2030(1)	39,375
	510,000	6.95%, 01/28/2060(2)	357,005
	498,000	7.69%, 01/23/2050(2)	366,030
	275,000	7.69%, 01/23/2050(1)	202,125
	200,000	Trust Fibra Uno 6.39%, 01/15/2050(2)	178,252

			2,007,968

The accompanying notes are an integral part of these financial statements.

19

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 29.0% - (continued)
		Morocco - 0.4%
	$275,000	OCP S.A. 4.50%, 10/22/2025(1)	$283,729

		Netherlands - 4.7%
		Greenko Dutch B.V.
	250,000	5.25%, 07/24/2024(1)	222,390
	200,000	5.25%, 07/24/2024(2)	177,912
	240,000	ICTSI Treasury B.V. 5.88%, 09/17/2025(1)	247,856
	200,000	IHS Netherlands Holdco B.V. 8.00%, 09/18/2027(2)	182,000
	200,000	Metinvest B.V. 7.75%, 04/23/2023(2)	139,800
		Minejesa Capital B.V.
	260,000	4.63%, 08/10/2030(1)	248,222
	270,000	5.63%, 08/10/2037(1)	255,150
	250,000	Mong Duong Finance Holdings B.V. 5.13%, 05/07/2029(2)	237,342
		Petrobras Global Finance B.V.
	81,000	5.09%, 01/15/2030(2)	73,913
	35,000	6.88%, 01/20/2040	34,475
	220,000	6.90%, 03/19/2049	213,400
	330,000	Prosus N.V. 5.50%, 07/21/2025(1)	361,868
	200,000	Syngenta Finance N.V. 5.18%, 04/24/2028(1)	202,637
		Teva Pharmaceutical Finance Netherlands B.V.
	170,000	2.80%, 07/21/2023	156,187
	500,000	6.75%, 03/01/2028	514,250
	385,000	VEON Holdings B.V. 4.00%, 04/09/2025(2)	398,059

			3,665,461

		Panama - 0.3%
	200,000	Aeropuerto Internacional de Tocumen S.A. 6.00%, 11/18/2048(2)	202,000

		Peru - 1.6%
	225,000	Banco de Credito del Peru 2.70%, 01/11/2025(2)	219,375
	295,000	Kallpa Generacion S.A. 4.13%, 08/16/2027(2)	289,103
	270,000	SAN Miguel Industrias Pet S.A. 4.50%, 09/18/2022(2)	263,805
PEN	1,500,000	Telefonica del Peru SAA 7.38%, 04/10/2027(2)	474,930

			1,247,213

		Philippines - 0.3%
	$240,000	SM Investments Corp. 4.88%, 06/10/2024(1)	249,724

		Saudi Arabia - 0.5%
	200,000	Arabian Centres Sukuk Ltd. 5.38%, 11/26/2024(2)	173,000
	210,000	Saudi Arabian Oil Co. 2.75%, 04/16/2022(2)	211,403

			384,403

		Singapore - 1.0%
	470,000	BOC Aviation Ltd. 3.88%, 04/27/2026(2)	482,773
	270,000	United Overseas Bank Ltd. 2.88%, 03/08/2027, (2.88% fixed rate until 03/08/2022; 5 year USD Swap + 1.654% thereafter)(1)(4)	268,175

			750,948

		South Africa - 0.2%
	225,000	Eskom Holdings SOC Ltd. 6.75%, 08/06/2023(1)	168,188

		South Korea - 0.9%
	365,000	Shinhan Bank Co., Ltd. 3.75%, 09/20/2027(2)	377,828
	320,000	Woori Bank 5.13%, 08/06/2028(2)	355,639

			733,467

		Thailand - 0.2%
	200,000	PTTEP Treasury Center Co., Ltd. 3.90%, 12/06/2059(2)	189,579

		Turkey - 0.4%
	300,000	Turkcell Iletisim Hizmetleri AS 5.80%, 04/11/2028(1)	280,350

		Ukraine - 0.2%
	200,000	VF Ukraine PAT via VFU Funding plc 6.20%, 02/11/2025(2)	184,040

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 29.0% - (continued)
		United Arab Emirates - 1.4%
	$200,000	Abu Dhabi National Energy Co. PJSC 4.00%, 10/03/2049(2)	$200,040
	200,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	193,040
	420,000	Emirates SembCorp Water and Power Co. PJSC 4.45%, 08/01/2035(2)	445,200
	225,000	Tabreed Sukuk Spc Ltd. 5.50%, 10/31/2025(1)	235,966

			1,074,246

		United Kingdom - 0.5%
EUR	280,000	Ellaktor Value plc 6.38%, 12/15/2024(2)	199,751
	$270,000	Liquid Telecommunications Financing plc 8.50%, 07/13/2022(2)	229,095

			428,846

		Total Corporate Bonds (cost $23,957,978)	$22,613,192

FOREIGN GOVERNMENT OBLIGATIONS - 64.5%
		Argentina - 1.1%
ARS	4,301,751	Argentina Treasury Bond 1.20%, 03/18/2022(6)	$54,616
		Argentine Bonos del Tesoro
	5,840,763	15.50%, 10/17/2026	43,696
	8,645,000	16.00%, 10/17/2023	75,252
	127,125	18.20%, 10/03/2021	1,277
		Argentine Republic Government International Bond
	$695,000	5.88%, 01/11/2028	174,799
	890,000	6.88%, 01/26/2027	222,509
	450,000	7.63%, 04/22/2046	110,255
		Autonomous City of Buenos Aires Argentina
	91,800	8.95%, 02/19/2021(1)	73,440
ARS	3,970,000	23.61%, 03/29/2024, BADLAR + 3.250%(7)	39,446
	$185,000	Provincia de Cordoba 7.13%, 08/01/2027(1)	68,452

			863,742

		Azerbaijan - 0.5%
	380,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(2)	396,355

		Bermuda - 0.3%
	200,000	Bermuda Government International Bond 3.72%, 01/25/2027(2)	200,000

		Brazil - 2.8%
BRL	4,140,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2022(5)	715,268
		Brazil Notas do Tesouro Nacional
	433,000	10.00%, 01/01/2023	89,449
	16,000	10.00%, 01/01/2025	3,357
	4,940,000	10.00%, 01/01/2027	1,039,030
	785,000	10.00%, 01/01/2029	165,295
	871,000	10.00%, 01/01/2031	183,727

			2,196,126

		Chile - 0.4%
		Bonos de la Tesoreria de la Republica en pesos
CLP	130,000,000	5.00%, 03/01/2035	194,850
	70,000,000	6.00%, 01/01/2043	121,190

			316,040

		China - 1.9%
		China Government Bond
CNY	3,510,000	3.13%, 11/21/2029	523,651
	3,980,000	3.25%, 06/06/2026	598,236
	2,620,000	3.29%, 05/23/2029	393,295

			1,515,182

The accompanying notes are an integral part of these financial statements.

20

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 64.5% - (continued)
		Colombia - 4.4%
		Colombian TES
COP	1,633,100,000	5.75%, 11/03/2027	$390,207
	2,941,300,000	6.00%, 04/28/2028	707,205
	2,757,800,000	7.00%, 06/30/2032	688,065
	3,260,200,000	7.50%, 08/26/2026	878,958
	2,279,100,000	7.75%, 09/18/2030	606,432
	528,000,000	10.00%, 07/24/2024	156,752

			3,427,619

		Czech Republic - 4.0%
		Czech Republic Government Bond
CZK	10,730,000	0.25%, 02/10/2027	409,073
	7,380,000	0.95%, 05/15/2030(1)	288,558
	9,760,000	1.00%, 06/26/2026(1)	392,189
	3,200,000	1.20%, 03/13/2031	127,511
	28,320,000	2.50%, 08/25/2028(1)	1,259,573
	14,230,000	2.75%, 07/23/2029	650,228

			3,127,132

		Ecuador - 0.1%
	$200,000	Ecuador Government International Bond 9.50%, 03/27/2030(2)	57,000

		Hungary - 2.2%
		Hungary Government Bond
HUF	25,740,000	0.50%, 04/21/2021	79,433
	50,270,000	2.75%, 12/22/2026	166,727
	108,150,000	3.00%, 10/27/2027	365,193
	136,320,000	3.00%, 08/21/2030	464,994
	45,350,000	3.00%, 10/27/2038	151,123
	33,000,000	3.25%, 10/22/2031	113,934
	78,510,000	6.75%, 10/22/2028	337,531

			1,678,935

		Indonesia - 4.9%
		Indonesia Treasury Bond
IDR	2,536,000,000	6.63%, 05/15/2033	148,563
	3,337,000,000	7.00%, 05/15/2027	214,802
	9,788,000,000	7.00%, 09/15/2030	620,183
	4,254,000,000	7.50%, 08/15/2032	269,882
	10,405,000,000	7.50%, 06/15/2035	664,521
	6,058,000,000	7.50%, 05/15/2038	380,789
	510,000,000	8.25%, 05/15/2029	34,800
	3,748,000,000	8.25%, 06/15/2032	252,218
	3,608,000,000	8.25%, 05/15/2036	243,767
	6,400,000,000	8.38%, 03/15/2034	434,985
	2,251,000,000	8.38%, 04/15/2039	152,417
	2,313,000,000	8.75%, 05/15/2031	162,182
	3,293,000,000	8.75%, 02/15/2044	227,621

			3,806,730

		Malaysia - 5.6%
		Malaysia Government Bond
MYR	2,255,000	3.48%, 06/14/2024	543,085
	9,875,000	3.66%, 10/15/2020	2,310,149
	155,000	3.76%, 04/20/2023	37,373
	1,195,000	3.89%, 08/15/2029	300,623
	255,000	3.90%, 11/16/2027	63,741
	825,000	3.91%, 07/15/2026	204,409
	1,600,000	3.96%, 09/15/2025	398,910
	460,000	4.76%, 04/07/2037	125,147
		Malaysia Government Investment Issue
	700,000	3.66%, 10/15/2024	170,168
	455,000	3.73%, 03/31/2026	111,760
	35,000	4.13%, 08/15/2025	8,720
	215,000	4.72%, 06/15/2033	58,788

			4,332,873

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 64.5% - (continued)
		Mexico - 4.4%
		Mexican Bonos
MXN	17,590,400	7.75%, 05/29/2031	$774,807
	3,516,400	7.75%, 11/23/2034	154,626
	8,051,600	8.00%, 11/07/2047	344,157
	5,060,000	8.50%, 05/31/2029	237,012
	21,165,800	8.50%, 11/18/2038	958,279
	9,304,300	10.00%, 12/05/2024	455,023
	2,447,200	10.00%, 11/20/2036	127,193
		Mexico Government International Bond
	$200,000	4.75%, 04/27/2032	201,500
	200,000	5.00%, 04/27/2051	191,500

			3,444,097

		Mongolia - 0.7%
	575,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/2020(1)	572,844

		Peru - 2.2%
		Peru Government Bond
PEN	1,380,000	5.94%, 02/12/2029(1)(2)	460,853
	1,425,000	6.90%, 08/12/2037	482,861
	2,050,000	6.95%, 08/12/2031	719,892
	$45,000	Peruvian Government International Bond 2.39%, 01/23/2026	45,900

			1,709,506

		Poland - 2.8%
		Republic of Poland Government Bond
PLN	525,000	1.75%, 07/25/2021	128,515
	3,260,000	2.50%, 07/25/2026	848,246
	3,350,000	3.25%, 07/25/2025	900,001
	1,280,000	5.75%, 10/25/2021	332,403

			2,209,165

		Qatar - 0.4%
	$255,000	Qatar Government International Bond 3.75%, 04/16/2030(2)	278,399

		Romania - 0.9%
		Romania Government Bond
RON	300,000	3.25%, 04/29/2024	66,168
	180,000	4.50%, 06/17/2024	41,581
	1,450,000	4.75%, 02/24/2025	338,756
	1,155,000	4.85%, 04/22/2026	270,363

			716,868

		Russia - 6.8%
		Russian Federal Bond - OFZ
RUB	36,945,000	6.90%, 05/23/2029	532,216
	27,060,000	7.00%, 08/16/2023	382,163
	73,560,000	7.05%, 01/19/2028	1,065,734
	29,155,000	7.40%, 07/17/2024	420,173
	18,365,000	7.65%, 04/10/2030	277,142
	26,505,000	7.70%, 03/23/2033	406,484
	19,830,000	7.75%, 09/16/2026	295,812
	39,610,000	7.95%, 10/07/2026	597,266
	35,770,000	8.15%, 02/03/2027	547,557
	33,280,000	8.50%, 09/17/2031	536,673
	18,028,204	Russian Federal Inflation Linked Bond - OFZ 2.50%, 02/02/2028(6)	239,798

			5,301,018

		Senegal - 0.2%
	$200,000	Senegal Government International Bond 6.75%, 03/13/2048(1)	166,000

The accompanying notes are an integral part of these financial statements.

21

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 64.5% - (continued)
		South Africa - 5.6%
		Republic of South Africa Government Bond
ZAR	7,735,000	6.25%, 03/31/2036	$262,216
	8,101,770	6.50%, 02/28/2041	262,270
	12,255,000	7.00%, 02/28/2031	510,881
	285,000	7.75%, 02/28/2023	16,184
	25,970,000	8.00%, 01/31/2030	1,202,783
	18,365,000	8.25%, 03/31/2032	823,913
	14,480,000	8.50%, 01/31/2037	606,203
	2,805,000	8.75%, 01/31/2044	114,458
	12,549,000	9.00%, 01/31/2040	535,373

			4,334,281

		South Korea - 1.2%
IDR	14,600,000,000	Export-Import Bank of Korea 7.25%, 12/07/2024(1)	952,961

		Sri Lanka - 0.3%
	$375,000	Sri Lanka Government International Bond 6.25%, 07/27/2021(1)	270,000

		Supranational - 4.4%
		Asian Development Bank
ZAR	20,300,000	0.00%, 04/30/2040	171,933
IDR	2,440,000,000	7.80%, 03/15/2034	168,948
		European Bank for Reconstruction & Development
MXN	16,000,000	0.00%, 02/18/2028(5)	375,884
	22,000,000	0.00%, 04/27/2028(5)	559,242
IDR	5,800,000,000	5.60%, 01/30/2025	374,319
	607,700,000	6.45%, 12/13/2022	39,922
	15,850,000,000	Inter-American Development Bank 7.88%, 03/14/2023	1,085,366
TRY	1,730,000	International Bank for Reconstruction & Development 11.00%, 08/25/2022	245,319
MXN	32,000,000	International Finance Corp. 0.00%, 02/22/2038(5)	388,100

			3,409,033

		Thailand - 4.8%
		Thailand Government Bond
THB	5,671,536	1.20%, 07/14/2021(1)(6)	172,469
	9,281,745	1.25%, 03/12/2028(1)(6)	255,651
	6,855,000	1.60%, 12/17/2029	219,905
	21,445,000	2.88%, 12/17/2028	752,909
	695,000	3.30%, 06/17/2038	27,340
	7,490,000	3.40%, 06/17/2036	292,187
	9,670,000	3.65%, 06/20/2031	367,743
	25,490,000	3.78%, 06/25/2032	996,334
	19,130,000	3.85%, 12/12/2025	682,293

			3,766,831

		Ukraine - 0.9%
		Ukraine Government International Bond
UAH	6,825,000	15.84%, 02/26/2025(2)	251,664
	6,625,000	16.42%, 11/17/2021(2)	248,531
	3,565,000	17.25%, 01/05/2022(2)	133,453
	1,840,000	18.00%, 03/24/2021(1)	69,064

			702,712

		Uruguay - 0.7%
UYU	27,250,000	Uruguay Government International Bond 8.50%, 03/15/2028(1)	537,045

		Total Foreign Government Obligations (cost $56,861,427)	$50,288,494

		Total Long-Term Investments (cost $80,819,405)	$72,901,686

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.2%
	Commercial Paper - 0.5%
$395,000	CNPC Finance 2.14%, 06/15/2020(8)	$393,938

	Other Investment Pools & Funds - 3.7%
2,875,913	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.19%(9)	2,875,913

	Total Short-Term Investments (cost $3,269,851)	$3,269,851

Total Investments Excluding Purchased Options (cost $84,089,256)	97.7%	$76,171,537

Total Purchased Options (cost $310,827)	0.3%	$165,899

Total Investments (cost $84,400,083)	98.0%	$76,337,436
Other Assets and Liabilities	2.0%	1,597,395

Total Net Assets	100.0%	$77,934,831

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $14,105,308, representing 18.1% of net assets.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $14,178,219, representing 18.2% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(5)	Security is a zero-coupon bond.

(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(7)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(8)	The rate shown represents current yield to maturity.

(9)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

22

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2020
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
AUD Call/USD Put	MSC	0.68 per AUD	05/25/20	980,000	AUD	980,000	$716	$12,681	$(11,965)
NZD Call/USD Put	HSBC	0.67 per NZD	07/13/20	1,055,000	NZD	1,055,000	671	14,305	(13,634)
USD Call/CAD Put	JPM	1.38 per USD	09/10/20	1,592,000	USD	1,592,000	34,804	40,437	(5,633)
USD Call/RUB Put	GSC	90.10 per USD	09/30/20	846,000	USD	846,000	8,801	21,488	(12,687)
USD Call/TRY Put	CBK	6.99 per USD	09/07/20	1,309,000	USD	1,309,000	87,009	27,675	59,334

Total Calls							$132,001	$116,586	$15,415

Puts
USD Put/BRL Call	MSC	3.98 per USD	07/13/20	1,400,000	USD	1,400,000	$46	$15,302	$(15,256)
USD Put/BRL Call	MSC	4.11 per USD	07/31/20	1,355,000	USD	1,355,000	126	14,752	(14,626)
USD Put/CAD Call	JPM	1.38 per USD	09/10/20	1,592,000	USD	1,592,000	17,877	40,564	(22,687)
USD Put/IDR Call	MSC	13,435.00 per USD	07/24/20	1,354,000	USD	1,354,000	1,101	8,354	(7,253)
USD Put/INR Call	JPM	71.16 per USD	08/20/20	2,008,000	USD	2,008,000	1,807	10,562	(8,755)
USD Put/MXN Call	HSBC	18.86 per USD	05/12/20	1,370,000	USD	1,370,000	1	13,255	(13,254)
USD Put/MXN Call	DEUT	19.12 per USD	06/02/20	1,287,000	USD	1,287,000	12	10,959	(10,947)
USD Put/MXN Call	HSBC	18.74 per USD	06/30/20	2,038,000	USD	2,038,000	67	16,151	(16,084)
USD Put/MXN Call	DEUT	18.78 per USD	07/27/20	1,379,000	USD	1,379,000	121	10,395	(10,274)
USD Put/MXN Call	JPM	22.33 per USD	09/30/20	1,269,000	USD	1,269,000	12,432	24,048	(11,616)
USD Put/PLN Call	CBK	3.77 per USD	05/14/20	2,306,000	USD	2,306,000	21	17,537	(17,516)
USD Put/RUB Call	JPM	60.15 per USD	07/13/20	1,400,000	USD	1,400,000	287	12,362	(12,075)

Total Puts							$33,898	$194,241	$(160,343)

Total purchased OTC option contracts							$165,899	$310,827	$(144,928)

Written option contracts:
Calls
USD Call/MXN Put	DEUT	20.92 per USD	06/02/20	(1,287,000)	USD	(1,287,000)	$(173,238)	$(14,722)	$(158,516)
USD Call/MXN Put	JPM	27.60 per USD	09/30/20	(1,269,000)	USD	(1,269,000)	(23,509)	(34,847)	11,338

Total Calls							$(196,747)	$(49,569)	$(147,178)

Written option contracts:
Puts
USD Put/CLP Call	GSC	783.50 per USD	05/27/20	(1,334,000)	USD	(1,334,000)	$(213)	$(9,985)	$9,772
USD Put/CLP Call	BOA	808.00 per USD	10/05/20	(1,176,000)	USD	(1,176,000)	(22,409)	(14,134)	(8,275)
USD Put/INR Call	MSC	76.14 per USD	10/06/20	(1,176,000)	USD	(1,176,000)	(19,484)	(9,984)	(9,500)
USD Put/RUB Call	GSC	74.62 per USD	09/30/20	(846,000)	USD	(846,000)	(26,536)	(14,297)	(12,239)
USD Put/TRY Call	CBK	6.01 per USD	09/07/20	(1,309,000)	USD	(1,309,000)	(2,296)	(17,367)	15,071

Total Puts							$(70,938)	$(65,767)	$(5,171)

Total written OTC option contracts							$(267,685)	$(115,336)	$(152,349)

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	4	06/30/2020	$881,719	$211
U.S. Treasury 5-Year Note Future	57	06/30/2020	7,152,609	221,729
U.S. Treasury Long Bond Future	4	06/19/2020	724,125	4,368

Total				$226,308

Short position contracts:
Euro-Schatz Future	3	06/08/2020	$369,175	$1,082
U.S. Treasury 10-Year Note Future	52	06/19/2020	7,231,250	(182,056)
U.S. Treasury Ultra Bond Future	2	06/19/2020	449,563	5,684

Total				$(175,290)

Total futures contracts				$51,018

The accompanying notes are an integral part of these financial statements.

23

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2020
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Argentine Republic Government International Bond	USD	50,000	(5.00%)	12/20/20	Quarterly	$8,989	$35,923	$26,934
Argentine Republic Government International Bond	USD	156,000	(5.00%)	06/20/24	Quarterly	76,625	$115,949	$39,324

Total centrally cleared credit default swap contracts						$85,614	$151,872	$66,258

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2020
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA	BZDIOVRA	5.84% Fixed	BRL	2,037,508	01/02/23	Maturity	$—	$—	$11,588	$11,588
BOA	1.40% Fixed	CLICP Camara Promedio A	CLP	4,532,130,000	06/17/21	Maturity	—	—	(45,902)	(45,902)
CBK	CLICP Camara Promedio A	3.13% Fixed	CLP	337,845,000	03/18/30	Semi-Annual	—	—	22,713	22,713
DEUT	3M Banco Central De La Republica	4.60% Fixed	COP	3,357,590,000	06/17/25	Quarterly	—	—	31,613	31,613
DEUT	5.16% Fixed	3M Banco Central De La Republica	COP	1,904,695,000	06/17/30	Quarterly	—	—	(17,238)	(17,238)
GSC	5.83% Fixed	3M Banco Central De La Republica	COP	5,027,275,000	03/18/30	Quarterly	—	—	(118,945)	(118,945)
GSC	0.66% Fixed	6 Mo. THBFIX	THB	31,015,000	06/17/25	Semi-Annual	—	—	8,021	8,021
GSC	BZDIOVRA	5.29% Fixed	BRL	2,506,293	01/03/22	Maturity	—	—	13,750	13,750
GSC	BZDIOVRA	6.42% Fixed	BRL	130,513	01/02/25	Maturity	—	—	79	79
GSC	BZDIOVRA	6.68% Fixed	BRL	652,045	01/04/27	Maturity	—	—	(2,602)	(2,602)
GSC	2.30% Fixed	CLICP Camara Promedio A	CLP	497,540,000	03/18/25	Semi-Annual	—	—	(20,178)	(20,178)
GSC	2.41% Fixed	CLICP Camara Promedio A	CLP	825,055,000	06/17/25	Semi-Annual	—	—	(32,427)	(32,427)
GSC	2.44% Fixed	CLICP Camara Promedio A	CLP	618,034,752	03/18/25	Semi-Annual	—	—	(30,340)	(30,340)
GSC	2.44% Fixed	CLICP Camara Promedio A	CLP	639,115,000	03/18/25	Semi-Annual	—	—	(31,485)	(31,485)
GSC	CLICP Camara Promedio A	1.85% Fixed	CLP	839,674,000	03/18/22	Semi-Annual	—	—	23,562	23,562
GSC	CLICP Camara Promedio A	1.72% Fixed	CLP	583,719,000	03/18/22	Semi-Annual	—	—	14,620	14,620
GSC	CLICP Camara Promedio A	1.87% Fixed	CLP	398,667,050	03/18/22	Semi-Annual	—	—	11,404	11,404
GSC	CLICP Camara Promedio A	1.82% Fixed	CLP	976,320,000	06/17/22	Semi-Annual	—	—	24,538	24,538
GSC	CLICP Camara Promedio A	3.08% Fixed	CLP	648,400,000	03/18/30	Semi-Annual	—	—	40,315	40,315
GSC	CLICP Camara Promedio A	3.13% Fixed	CLP	272,488,262	03/18/30	Semi-Annual	—	—	18,445	18,445
GSC	CLICP Camara Promedio A	3.08% Fixed	CLP	228,270,000	06/17/30	Semi-Annual	—	—	12,205	12,205
GSC	6.50% Fixed	ZAR JIBAR	ZAR	215,655,000	09/25/20	Maturity	—	—	(52,354)	(52,354)
GSC	ZAR JIBAR	6.66% Fixed	ZAR	237,060,000	09/27/21	Maturity	—	—	66,163	66,163
MSC	3M Banco Central De La Republica	4.58% Fixed	COP	3,786,220,000	06/17/25	Quarterly	—	—	34,697	34,697
MSC	5.13% Fixed	3M Banco Central De La Republica	COP	2,147,845,000	06/17/30	Quarterly	—	—	(18,005)	(18,005)
MSC	5.14% Fixed	3M Banco Central De La Republica	COP	1,951,255,000	06/17/30	Quarterly	—	—	(16,847)	(16,847)
MSC	6.99% Fixed	BZDIOVRA	BRL	492,594	01/04/21	Maturity	—	—	(3,838)	(3,838)
MSC	7.50% Fixed	BZDIOVRA	BRL	1,765,673	01/02/29	Maturity	—	—	(830)	(830)
MSC	8.78% Fixed	BZDIOVRA	BRL	1,265,392	01/02/29	Maturity	—	—	(18,155)	(18,155)
MSC	BZDIOVRA	5.32% Fixed	BRL	2,504,932	01/03/22	Maturity	—	—	13,976	13,976
MSC	BZDIOVRA	7.04% Fixed	BRL	1,595,504	07/03/23	Maturity	—	—	17,419	17,419
MSC	BZDIOVRA	8.40% Fixed	BRL	3,434,916	01/02/25	Maturity	—	—	45,296	45,296
MSC	BZDIOVRA	7.60% Fixed	BRL	3,578,463	01/02/25	Maturity	—	—	29,901	29,901
MSC	BZDIOVRA	6.50% Fixed	BRL	627,947	01/02/25	Maturity	—	—	696	696
MSC	BZDIOVRA	6.27% Fixed	BRL	1,481,113	01/02/25	Maturity	—	—	635	635
MSC	BZDIOVRA	7.30% Fixed	BRL	772,277	01/04/27	Maturity	—	—	2,527	2,527
MSC	BZDIOVRA	7.04% Fixed	BRL	2,275,439	01/04/27	Maturity	—	—	(2,242)	(2,242)
MSC	2.33% Fixed	CLICP Camara Promedio A	CLP	584,240,000	03/18/25	Semi-Annual	—	—	(24,994)	(24,994)
MSC	2.35% Fixed	CLICP Camara Promedio A	CLP	467,518,020	03/18/25	Semi-Annual	—	—	(20,493)	(20,493)
MSC	2.41% Fixed	CLICP Camara Promedio A	CLP	986,410,000	06/17/25	Semi-Annual	—	—	(38,815)	(38,815)
MSC	2.42% Fixed	CLICP Camara Promedio A	CLP	978,090,000	06/17/25	Semi-Annual	—	—	(39,199)	(39,199)
MSC	CLICP Camara Promedio A	1.76% Fixed	CLP	714,653,000	03/18/22	Semi-Annual	—	—	18,633	18,633

The accompanying notes are an integral part of these financial statements.

24

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at April 30, 2020 – (continued)
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
MSC	CLICP Camara Promedio A	1.77% Fixed	CLP	443,780,000	03/18/22	Semi-Annual	$—	$—	$11,662	$11,662
MSC	CLICP Camara Promedio A	1.82% Fixed	CLP	1,157,440,000	06/17/22	Semi-Annual	—	—	29,229	29,229
MSC	CLICP Camara Promedio A	1.81% Fixed	CLP	1,148,285,000	06/17/22	Semi-Annual	—	—	28,799	28,799
MSC	CLICP Camara Promedio A	3.08% Fixed	CLP	379,075,000	06/17/30	Semi-Annual	—	—	20,210	20,210
MSC	CLICP Camara Promedio A	3.10% Fixed	CLP	270,610,000	06/17/30	Semi-Annual	—	—	15,029	15,029
MSC	6.51% Fixed	ZAR JIBAR	ZAR	102,440,000	09/22/20	Maturity	—	—	(25,226)	(25,226)
MSC	ZAR JIBAR	6.67% Fixed	ZAR	108,840,000	09/22/21	Maturity	—	—	31,172	31,172

Total OTC interest rate swap contracts							$—	$—	$38,782	$38,782

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2020
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	7.24% Fixed	MXN	5,150,000	07/15/22	Lunar	$—	$—	$10,493	$10,493
1 Mo. MXN TIIE	6.87% Fixed	MXN	1,700,000	12/10/29	Lunar	—	—	3,257	3,257
1 Mo. MXN TIIE	6.26% Fixed	MXN	16,125,000	02/21/30	Lunar	—	—	(1,753)	(1,753)
1 Mo. MXN TIIE	6.37% Fixed	MXN	32,450,000	02/22/30	Lunar	—	—	7,612	7,612
6.46% Fixed	1 Mo. MXN TIIE	MXN	11,490,000	10/03/24	Lunar	—	—	(21,563)	(21,563)
6.58% Fixed	1 Mo. MXN TIIE	MXN	9,045,000	01/10/25	Lunar	—	—	(18,844)	(18,844)
1.07% Fixed	3 Mo. PLN WIBOR	PLN	8,320,000	06/17/21	Maturity	—	—	(16,059)	(16,059)
3 Mo. ZAR JIBAR	6.14% Fixed	ZAR	79,430,000	06/17/22	Quarterly	—	—	140,804	140,804
3 Mo. ZAR JIBAR	8.32% Fixed	ZAR	49,570,000	06/17/30	Quarterly	—	—	66,260	66,260
7.04% Fixed	3 Mo. ZAR JIBAR	ZAR	9,210,000	06/17/27	Quarterly	—	—	(830)	(830)
7.35% Fixed	3 Mo. ZAR JIBAR	ZAR	122,470,000	06/17/25	Quarterly	—	—	(385,642)	(385,642)
1.26% Fixed	6 Mo. CZK PRIBOR	CZK	6,455,000	06/17/30	Annual	—	—	(12,473)	(12,473)
1.39% Fixed	6 Mo. CZK PRIBOR	CZK	232,530,000	06/17/22	Annual	—	—	(175,376)	(175,376)
6 Mo. CZK PRIBOR	1.30% Fixed	CZK	91,225,000	06/17/25	Annual	—	—	122,519	122,519
6 Mo. CZK PRIBOR	1.01% Fixed	CZK	17,775,000	06/17/25	Annual	—	—	13,425	13,425
6 Mo. HUF BUBOR	1.64% Fixed	HUF	52,845,000	06/17/30	Annual	—	—	1,367	1,367
6 Mo. PLN WIBOR	1.08% Fixed	PLN	1,075,000	06/17/22	Annual	—	—	3,783	3,783
6 Mo. PLN WIBOR	1.22% Fixed	PLN	1,980,000	06/17/27	Annual	—	—	18,141	18,141
6 Mo. PLN WIBOR	1.23% Fixed	PLN	1,395,000	06/17/30	Annual	—	—	13,186	13,186

Total centrally cleared interest rate swap contracts						$—	$—	$(231,693)	$(231,693)

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
2,734,000	ARS	43,055	USD	BNP	07/13/20	$—	$(6,497)
8,201,000	ARS	129,971	USD	BOA	07/13/20	—	(20,309)
1,850,000	AUD	1,159,165	USD	GSC	06/17/20	46,753	(193)
1,190,000	AUD	749,343	USD	BCLY	06/17/20	26,231	—
220,000	AUD	138,572	USD	BNP	06/17/20	4,811	—
240,000	AUD	157,506	USD	MSC	06/17/20	—	(1,088)
2,620,000	BRL	521,802	USD	BNP	06/02/20	—	(41,345)
7,621,000	BRL	1,504,096	USD	GSC	06/02/20	—	(106,554)
10,386,000	BRL	2,041,194	USD	MSC	06/02/20	12,089	(148,692)
38,570,000	BRL	8,560,727	USD	DEUT	06/02/20	—	(1,487,741)
3,968,000	BRL	908,945	USD	MSC	08/18/20	—	(184,055)
486,000	BRL	104,325	USD	MSC	09/09/20	—	(15,609)
6,348,000	BRL	1,315,648	USD	DEUT	09/09/20	—	(156,856)
1,780,000	CAD	1,234,012	USD	BOA	06/17/20	44,894	—
260,000	CAD	187,340	USD	BNP	06/17/20	—	(534)
2,764,000	CAD	1,990,470	USD	MSC	06/17/20	—	(4,574)
1,610,000	CAD	1,163,113	USD	GSC	06/17/20	3,368	(9,718)
280,530,000	CLP	345,374	USD	GSC	05/29/20	—	(9,132)
1,139,037,000	CLP	1,336,584	USD	CBK	06/17/20	29,422	—
357,500,000	CLP	423,748	USD	BNP	06/17/20	4,990	—
56,100,000	CLP	65,006	USD	DEUT	06/17/20	2,273	—

The accompanying notes are an integral part of these financial statements.

25

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2020 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
39,894,000	CLP	47,130	USD	GSC	06/17/20	$714	$—
290,448,000	CLP	347,613	USD	HSBC	06/17/20	711	—
276,108,000	CLP	320,683	USD	BOA	10/07/20	11,437	—
7,080,000	CNH	1,007,803	USD	MSC	05/27/20	—	(8,243)
8,882,000	CNH	1,259,383	USD	BNP	06/17/20	—	(5,960)
2,820,000	CNY	395,235	USD	GSC	06/17/20	4,499	—
1,445,000	CNY	202,161	USD	MSC	06/17/20	2,667	—
5,540,000	CNY	783,911	USD	BNP	06/17/20	1,382	—
865,000	CNY	122,547	USD	BCLY	06/17/20	66	—
5,101,065,000	COP	1,252,102	USD	JPM	06/17/20	30,829	—
2,397,800,000	COP	582,556	USD	DEUT	06/17/20	20,497	—
1,081,100,000	COP	266,367	USD	MSC	06/17/20	5,533	—
562,700,000	COP	143,363	USD	CBK	06/17/20	—	(1,842)
363,400,000	COP	94,243	USD	GSC	06/17/20	—	(2,847)
4,689,000	CZK	184,729	USD	BOA	06/17/20	4,995	—
1,734,000	CZK	67,086	USD	MSC	06/17/20	3,074	—
1,100,000	CZK	43,509	USD	DEUT	06/17/20	999	—
5,860,000	CZK	237,790	USD	GSC	06/17/20	50	(735)
18,224,000	CZK	746,897	USD	CBK	06/17/20	—	(9,524)
28,215,000	CZK	1,193,745	USD	BNP	06/17/20	—	(52,121)
8,493,000	CZK	375,680	USD	GSC	07/17/20	—	(31,927)
28,210,000	EGP	1,656,489	USD	GSC	06/17/20	100,155	—
322,000	EUR	350,819	USD	BCLY	06/17/20	2,389	—
191,000	EUR	207,864	USD	MSC	06/17/20	1,648	—
62,000	EUR	67,646	USD	JPM	06/17/20	711	(349)
24,000	EUR	26,149	USD	SSG	06/17/20	177	—
703,000	EUR	789,789	USD	GSC	06/17/20	128	(18,783)
574,000	EUR	657,870	USD	CBK	06/17/20	—	(28,239)
2,630,000	EUR	2,945,205	USD	DEUT	06/17/20	—	(60,309)
1,244,000	GBP	1,550,621	USD	SGG	06/17/20	16,517	—
1,294,000	GBP	1,623,109	USD	BMO	06/17/20	7,017	—
182,217,000	HUF	553,676	USD	HSBC	06/17/20	12,416	—
87,280,000	HUF	261,355	USD	DEUT	06/17/20	9,797	—
37,000,000	HUF	114,625	USD	CBK	06/17/20	323	—
18,500,000	HUF	57,643	USD	BNP	06/17/20	—	(169)
1,008,578,000	HUF	3,234,109	USD	GSC	06/17/20	22,632	(123,401)
1,187,000,000	HUF	3,963,934	USD	MSC	07/17/20	—	(277,693)
1,186,400,000	HUF	3,988,368	USD	BNP	07/17/20	—	(303,991)
16,625,000,000	IDR	1,209,267	USD	MSC	06/12/20	—	(97,940)
16,883,000,000	IDR	1,044,599	USD	BCLY	06/17/20	83,233	—
52,731,649,000	IDR	3,479,709	USD	MSC	06/17/20	42,915	—
8,808,000,000	IDR	558,725	USD	JPM	06/17/20	29,674	—
3,282,000,000	IDR	192,549	USD	GSC	06/17/20	26,698	—
4,173,486,000	IDR	261,825	USD	SCB	06/17/20	16,976	—
15,400,353,000	IDR	1,015,293	USD	BNP	06/17/20	20,015	(6,522)
1,560,000,000	IDR	91,388	USD	HSBC	06/17/20	12,824	—
2,215,000	ILS	611,895	USD	GSC	06/17/20	24,419	—
32,990,000	INR	421,667	USD	SCB	06/17/20	15,441	—
10,590,000	INR	137,051	USD	JPM	06/17/20	3,263	—
8,280,000	INR	107,449	USD	GSC	06/17/20	2,259	—
20,622,000	INR	271,664	USD	CBK	06/17/20	1,571	—
25,098,000	INR	316,096	USD	MSC	10/08/20	12,442	—
684,503,000	KRW	561,068	USD	BOA	05/26/20	860	—
803,233,000	KRW	650,275	USD	JPM	06/17/20	9,986	(489)
114,535,000	KRW	93,740	USD	BNP	06/17/20	615	(277)
11,634,000	KRW	9,684	USD	MSC	06/17/20	—	(128)
70,882,000	KRW	58,687	USD	CBK	06/17/20	—	(465)
71,600,000	KZT	185,132	USD	MSC	06/17/20	—	(19,103)
20,884,000	MXN	838,545	USD	UBS	06/17/20	21,300	—
8,985,000	MXN	368,676	USD	BCLY	06/17/20	1,259	—
7,922,000	MXN	325,951	USD	SSG	06/17/20	1,332	(1,115)
13,722,000	MXN	565,217	USD	CBK	06/17/20	1,347	(1,596)
14,930,000	MXN	618,859	USD	GSC	06/17/20	1,991	(6,146)
1,770,000	MXN	79,770	USD	JPM	06/17/20	—	(6,895)

The accompanying notes are an integral part of these financial statements.

26

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2020 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
13,085,000	MXN	589,858	USD	MSC	06/17/20	$2,011	$(53,127)
92,946,000	MXN	4,176,927	USD	DEUT	06/17/20	—	(350,113)
2,480,000	MYR	566,147	USD	DEUT	06/17/20	9,392	—
1,239,000	MYR	284,604	USD	HSBC	06/17/20	2,933	—
3,626,000	MYR	842,139	USD	BNP	06/17/20	—	(646)
236,176,000	NGN	614,225	USD	JPM	08/11/20	—	(28,388)
3,014,000	NZD	1,811,920	USD	GSC	06/17/20	40,264	(3,842)
315,000	NZD	189,088	USD	HSBC	06/17/20	4,086	—
2,424,000	PEN	680,017	USD	GSC	06/17/20	35,977	—
1,777,000	PEN	504,347	USD	MSC	06/17/20	20,538	—
1,198,000	PEN	340,604	USD	CBK	06/17/20	13,258	—
241,000	PEN	71,471	USD	BCLY	06/17/20	—	(285)
15,120,000	PHP	286,364	USD	JPM	06/17/20	13,217	—
28,997,000	PHP	566,484	USD	MSC	06/17/20	8,050	—
12,479,000	PHP	243,883	USD	BCLY	06/17/20	3,371	—
9,538,000	PHP	186,654	USD	DEUT	06/17/20	2,328	—
755,000	PLN	177,806	USD	UBS	06/17/20	4,121	—
1,851,000	PLN	444,860	USD	DEUT	06/17/20	1,163	—
1,495,000	PLN	360,120	USD	BNP	06/17/20	204	(85)
31,598,000	PLN	7,955,545	USD	GSC	06/17/20	18,148	(359,750)
5,644,000	RON	1,262,657	USD	GSC	06/17/20	7,561	(446)
1,377,000	RON	304,790	USD	DEUT	06/17/20	5,004	—
1,211,000	RON	270,199	USD	CBK	06/17/20	2,249	—
126,000	RON	28,638	USD	BCLY	06/17/20	—	(291)
1,263,000	RON	289,546	USD	BOA	06/17/20	—	(5,399)
78,099,000	RUB	976,294	USD	MSC	06/17/20	68,340	—
235,376,000	RUB	3,110,374	USD	GSC	06/17/20	55,299	(17,335)
6,962,000	RUB	84,882	USD	CBK	06/17/20	8,240	—
20,850,000	RUB	273,096	USD	BNP	06/17/20	5,789	—
30,045,000	RUB	372,489	USD	GSC	10/01/20	23,787	—
1,045,000	SGD	735,686	USD	GSC	06/17/20	5,521	—
85,000	SGD	59,665	USD	BNP	06/17/20	624	—
11,320,000	THB	344,804	USD	HSBC	06/17/20	5,073	—
10,200,000	THB	310,433	USD	MSC	06/17/20	4,828	—
6,420,000	THB	195,031	USD	SGG	06/17/20	3,397	—
4,660,000	THB	141,353	USD	GSC	06/17/20	2,678	—
10,490,000	THB	322,167	USD	CIB	06/17/20	2,058	—
5,790,000	THB	176,985	USD	BCLY	06/17/20	1,972	—
2,370,000	THB	73,099	USD	BNP	06/17/20	153	—
198,894,000	THB	6,269,941	USD	JPM	06/17/20	4,404	(126,941)
8,811,000	TRY	1,323,795	USD	CBK	06/17/20	—	(78,414)
18,278,000	TRY	2,702,175	USD	GSC	06/17/20	7,592	(126,283)
8,070,000	TRY	1,259,088	USD	CBK	08/14/20	—	(139,938)
3,652,000	TRY	571,241	USD	CBK	09/08/20	—	(69,117)
403,152	USD	29,690,000	ARS	JPM	07/01/20	420	(528)
149,488	USD	10,935,000	ARS	GSC	07/13/20	3,268	—
156,587	USD	11,838,000	ARS	BOA	07/22/20	113	—
138,850	USD	11,837,000	ARS	BOA	10/27/20	992	—
1,119,906	USD	1,771,000	AUD	MSC	05/27/20	7,826	(42,102)
223,227	USD	340,000	AUD	MSC	06/17/20	1,634	—
153,596	USD	240,000	AUD	GSC	06/17/20	—	(2,823)
334,371	USD	531,000	AUD	BCLY	06/17/20	—	(11,705)
409,843	USD	675,000	AUD	CBK	06/17/20	—	(30,083)
2,669,515	USD	13,076,000	BRL	MSC	06/02/20	271,633	—
1,206,318	USD	5,930,000	BRL	DEUT	06/02/20	118,871	—
443,841	USD	2,290,000	BRL	UBS	06/02/20	23,900	—
290,489	USD	1,455,000	BRL	CBK	06/02/20	23,670	—
302,676	USD	1,555,000	BRL	BCLY	06/02/20	17,520	—
339,640	USD	1,795,000	BRL	RBS	06/02/20	10,473	—
127,816	USD	700,000	BRL	BNP	06/02/20	—	(551)
978,891	USD	5,354,000	BRL	GSC	06/02/20	15,045	(17,973)
361,238	USD	1,506,000	BRL	MSC	07/15/20	85,715	—
348,897	USD	1,502,000	BRL	MSC	08/04/20	74,371	—
823,578	USD	3,968,000	BRL	DEUT	08/18/20	98,688	—

The accompanying notes are an integral part of these financial statements.

27

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2020 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
685,173	USD	3,221,000	BRL	DEUT	09/09/20	$97,198	$—
747,724	USD	3,613,000	BRL	MSC	09/09/20	88,191	—
299,100	USD	415,000	CAD	CBK	06/17/20	928	—
208,928	USD	290,000	CAD	JPM	06/17/20	567	—
355,200	USD	505,000	CAD	GSC	06/17/20	—	(7,636)
667,790	USD	945,000	CAD	CSFB	06/17/20	—	(11,180)
2,423,560	USD	3,337,000	CAD	JPM	07/07/20	25,811	—
116,432	USD	151,000	CAD	GSC	07/07/20	7,933	—
620,279	USD	854,000	CAD	JPM	09/11/20	6,544	—
197,041	USD	273,000	CAD	MSC	09/11/20	847	—
81,998	USD	70,100,000	CLP	BOA	06/17/20	—	(2,071)
162,387	USD	137,300,000	CLP	RBS	06/17/20	—	(2,272)
200,662	USD	172,700,000	CLP	CBK	06/17/20	—	(6,450)
727,438	USD	617,600,000	CLP	HSBC	06/17/20	—	(13,228)
1,027,457	USD	7,080,000	CNH	CBK	05/27/20	27,897	—
684,323	USD	4,806,000	CNH	MSC	06/17/20	6,103	—
577,746	USD	4,076,000	CNH	GSC	06/17/20	2,543	—
218,365	USD	1,535,000	CNY	MSC	06/17/20	780	—
528,291	USD	3,730,000	CNY	GSC	06/17/20	—	(434)
517,855	USD	3,669,000	CNY	BNP	06/17/20	—	(2,224)
250,313	USD	990,400,000	COP	BNP	06/17/20	3,118	(1,894)
551,049	USD	2,196,000,000	COP	CBK	06/17/20	2,696	(3,947)
246,196	USD	1,003,200,000	COP	RBS	06/17/20	—	(6,111)
267,280	USD	1,089,700,000	COP	UBS	06/17/20	—	(6,783)
557,636	USD	2,298,700,000	COP	MSC	06/17/20	—	(20,493)
124,196	USD	3,110,000	CZK	DEUT	06/17/20	—	(1,639)
122,297	USD	3,082,000	CZK	BCLY	06/17/20	—	(2,406)
96,997	USD	2,460,000	CZK	BOA	06/17/20	—	(2,538)
86,496	USD	2,220,000	CZK	SSG	06/17/20	—	(3,329)
374,064	USD	9,380,000	CZK	JPM	06/17/20	—	(5,466)
1,008,502	USD	25,110,000	CZK	GSC	06/17/20	14,298	(21,786)
333,023	USD	7,503,000	CZK	CBK	07/17/20	29,340	—
283,617	USD	4,830,000	EGP	GSC	06/17/20	—	(17,148)
3,329,314	USD	2,973,000	EUR	DEUT	06/17/20	68,174	—
443,522	USD	403,000	EUR	BNP	06/17/20	1,463	—
128,956	USD	117,000	EUR	BCLY	06/17/20	617	—
189,916	USD	173,000	EUR	BOA	06/17/20	149	—
2,136,030	USD	1,953,000	EUR	GSC	06/17/20	11,730	(17,984)
1,560,393	USD	1,244,000	GBP	BMO	06/17/20	—	(6,746)
1,612,945	USD	1,294,000	GBP	SGG	06/17/20	—	(17,181)
1,655,210	USD	528,004,000	HUF	GSC	06/17/20	34,621	(19,757)
308,043	USD	97,300,000	HUF	BNP	06/17/20	7,188	(1,426)
318,806	USD	101,528,000	HUF	HSBC	06/17/20	4,523	(1,132)
92,151	USD	30,200,000	HUF	SSG	06/17/20	—	(1,671)
84,888	USD	27,981,000	HUF	MSC	06/17/20	6	(2,046)
73,084	USD	24,800,000	HUF	CBK	06/17/20	—	(3,962)
221,509	USD	73,170,000	HUF	BOA	06/17/20	—	(5,808)
8,364,553	USD	2,373,400,000	HUF	BNP	07/17/20	993,934	—
777,928	USD	11,116,589,000	IDR	GSC	06/12/20	34,820	—
295,928	USD	4,342,000,000	IDR	DEUT	06/17/20	5,870	—
439,434	USD	6,675,000,000	IDR	RBS	06/17/20	—	(6,475)
157,373	USD	2,475,000,000	IDR	HSBC	06/17/20	—	(7,964)
132,684	USD	2,208,000,000	IDR	BCLY	06/17/20	—	(14,816)
978,090	USD	14,947,689,000	IDR	JPM	06/17/20	—	(20,458)
291,498	USD	4,680,000,000	IDR	CBK	06/17/20	—	(21,139)
365,059	USD	6,193,000,000	IDR	MSC	06/17/20	—	(48,650)
1,287,401	USD	20,465,000,000	IDR	BNP	06/17/20	—	(79,719)
1,151,025	USD	19,334,000,000	IDR	GSC	06/17/20	—	(140,540)
330,500	USD	4,561,898,000	IDR	MSC	07/28/20	27,357	—
606,368	USD	2,215,000	ILS	BNP	06/17/20	—	(29,946)
107,730	USD	8,460,000	INR	BCLY	06/17/20	—	(4,363)
502,853	USD	36,658,000	INR	JPM	08/24/20	20,634	—
396,094	USD	478,481,000	KRW	BOA	05/26/20	3,295	—
171,044	USD	206,022,000	KRW	MSC	05/26/20	1,914	—

The accompanying notes are an integral part of these financial statements.

28

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2020 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
9,659	USD	11,634,000	KRW	BCLY	06/17/20	$103	$—
74,592	USD	91,450,000	KRW	GSC	06/17/20	—	(524)
182,513	USD	71,600,000	KZT	CBK	06/17/20	16,484	—
339,388	USD	6,680,000	MXN	HSBC	05/14/20	62,889	—
605,282	USD	12,033,000	MXN	DEUT	06/04/20	108,879	—
720,098	USD	15,650,000	MXN	HSBC	06/17/20	77,302	(1,553)
659,801	USD	14,851,000	MXN	GSC	06/17/20	50,054	(1,704)
297,316	USD	7,106,000	MXN	CBK	06/17/20	4,745	—
167,112	USD	4,070,000	MXN	MSC	06/17/20	—	(459)
579,409	USD	14,200,000	MXN	JPM	06/17/20	—	(5,239)
929,949	USD	23,270,000	MXN	SSG	06/17/20	—	(28,135)
505,869	USD	9,804,000	MXN	HSBC	07/02/20	103,118	—
335,557	USD	6,515,000	MXN	DEUT	07/29/20	68,919	—
613,011	USD	14,959,000	MXN	JPM	10/02/20	5,928	—
262,797	USD	1,150,000	MYR	DEUT	06/17/20	—	(4,086)
765,920	USD	3,340,000	MYR	HSBC	06/17/20	3,295	(12,496)
636,695	USD	2,790,000	MYR	BNP	06/17/20	—	(10,787)
621,555	USD	236,176,000	NGN	JPM	08/11/20	35,718	—
343,554	USD	545,000	NZD	MSC	06/17/20	9,332	—
927,378	USD	1,535,000	NZD	GSC	06/17/20	—	(13,963)
489,316	USD	774,000	NZD	HSBC	07/15/20	14,749	—
682,303	USD	1,154,000	NZD	MSC	07/15/20	—	(25,255)
58,931	USD	210,000	PEN	DEUT	06/17/20	—	(3,098)
119,424	USD	415,000	PEN	BCLY	06/17/20	—	(3,157)
411,933	USD	1,407,000	PEN	CBK	06/17/20	2,196	(5,857)
225,882	USD	790,000	PEN	MSC	06/17/20	—	(7,467)
192,194	USD	9,790,000	PHP	BCLY	06/17/20	—	(1,780)
288,280	USD	14,685,000	PHP	SCB	06/17/20	—	(2,682)
1,034,605	USD	52,925,000	PHP	MSC	06/17/20	—	(14,028)
951,529	USD	49,175,000	PHP	DEUT	06/17/20	—	(22,803)
515,168	USD	2,009,000	PLN	CBK	05/18/20	31,024	—
951,646	USD	3,728,000	PLN	CBK	06/17/20	56,405	(3,069)
568,733	USD	2,285,000	PLN	MSC	06/17/20	18,134	—
533,302	USD	2,210,000	PLN	DEUT	06/17/20	1,437	(663)
121,933	USD	510,000	PLN	BOA	06/17/20	—	(959)
114,857	USD	485,000	PLN	JPM	06/17/20	—	(2,010)
279,059	USD	1,170,000	PLN	BCLY	06/17/20	—	(2,867)
783,848	USD	3,295,000	PLN	GSC	06/17/20	1,486	(11,611)
721,247	USD	3,190,000	RON	GSC	06/17/20	5,841	(2,273)
76,202	USD	340,000	RON	BNP	06/17/20	—	(290)
137,637	USD	625,000	RON	JPM	06/17/20	—	(2,974)
160,988	USD	730,000	RON	DEUT	06/17/20	—	(3,246)
158,590	USD	11,880,000	RUB	CBK	06/17/20	—	(314)
955,005	USD	71,634,000	RUB	BOA	06/17/20	—	(3,155)
133,530	USD	10,250,000	RUB	JPM	06/17/20	—	(3,572)
95,029	USD	7,570,000	RUB	HSBC	06/17/20	—	(6,225)
1,491,932	USD	112,757,000	RUB	GSC	06/17/20	5,302	(21,583)
252,448	USD	20,600,000	RUB	BNP	06/17/20	—	(23,094)
351,167	USD	21,969,000	RUB	JPM	07/14/20	58,418	—
2,015,640	USD	65,410,000	THB	HSBC	06/17/20	11,557	(17,606)
508,038	USD	16,650,000	THB	GSC	06/17/20	—	(6,580)
1,218,156	USD	39,850,000	THB	JPM	06/17/20	—	(13,525)
1,473,824	USD	10,116,500	TRY	GSC	06/17/20	45,869	(1,952)
212,542	USD	1,430,000	TRY	JPM	06/17/20	10,421	—
144,581	USD	950,000	TRY	BOA	06/17/20	10,304	—
144,597	USD	980,000	TRY	RBS	06/17/20	6,080	—
56,573	USD	363,000	TRY	MSC	06/17/20	5,265	—
595,294	USD	4,073,000	TRY	MSC	08/14/20	30,449	—
815,206	USD	6,015,000	TRY	CBK	08/14/20	—	(18,956)
330,448	USD	15,118,000	UYU	HSBC	06/17/20	—	(23,686)
587,119	USD	9,744,000	ZAR	MSC	05/04/20	61,687	—
919,837	USD	16,159,000	ZAR	BOA	06/17/20	59,098	(6,747)
696,782	USD	12,816,000	ZAR	GSC	06/17/20	11,739	(2,976)
345,861	USD	6,327,000	ZAR	JPM	06/17/20	9,184	(2,984)

The accompanying notes are an integral part of these financial statements.

29

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2020 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
72,450	USD	1,377,000	ZAR	NAB	06/17/20	$—	$(1,474)
679,308	USD	10,550,000	ZAR	MSC	06/23/20	113,256	—
723,845	USD	11,824,000	ZAR	MSC	08/20/20	92,748	—
880,214	USD	15,975,000	ZAR	CBK	08/31/20	28,424	—
9,744,000	ZAR	639,077	USD	MSC	05/04/20	—	(113,645)
7,731,000	ZAR	416,445	USD	MSC	06/17/20	1,615	(3,027)
6,897,000	ZAR	377,264	USD	BOA	06/17/20	4,919	(11,922)
8,040,000	ZAR	453,162	USD	JPM	06/17/20	—	(21,539)
9,464,000	ZAR	555,413	USD	BNP	06/17/20	—	(47,344)
24,270,000	ZAR	1,407,608	USD	GSC	06/17/20	199	(104,886)
11,205,000	ZAR	763,543	USD	MSC	06/23/20	—	(162,347)
9,877,000	ZAR	640,532	USD	MSC	08/20/20	—	(113,355)
9,377,000	ZAR	598,359	USD	MSC	08/31/20	—	(98,375)

Total foreign currency contracts						$4,690,044	$(6,342,593)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$22,613,192	$—	$22,613,192	$—
Foreign Government Obligations	50,288,494	—	50,288,494	—
Short-Term Investments	3,269,851	2,875,913	393,938	—
Purchased Options	165,899	—	165,899	—
Foreign Currency Contracts(2)	4,690,044	—	4,690,044	—
Futures Contracts(2)	233,074	233,074	—	—
Swaps - Credit Default(2)	66,258	—	66,258	—
Swaps - Interest Rate(2)	999,744	—	999,744	—

Total	$82,326,556	$3,108,987	$79,217,569	$—

Liabilities
Foreign Currency Contracts(2)	$(6,342,593)	$—	$(6,342,593)	$—
Futures Contracts(2)	(182,056)	(182,056)	—	—
Swaps - Interest Rate(2)	(1,192,655)	—	(1,192,655)	—
Written Options	(267,685)	—	(267,685)	—

Total	$(7,984,989)	$(182,056)	$(7,802,933)	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

30

The Hartford Floating Rate Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 6.4%
		Aerospace/Defense - 0.3%
		Boeing Co.
	$3,175,000	2.95%, 02/01/2030	$2,709,468
	2,000,000	5.71%, 05/01/2040	2,000,000
	965,000	Howmet Aerospace, Inc. 6.88%, 05/01/2025	984,073

			5,693,541

		Airlines - 0.1%
		Bombardier, Inc.
	1,475,000	7.50%, 12/01/2024(1)	980,285
	1,425,000	7.88%, 04/15/2027(1)	922,688

			1,902,973

		Auto Parts & Equipment - 0.1%
EUR	2,650,000	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 4.38%, 05/15/2026(2)	2,678,941

		Coal - 0.0%
	$6,085,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)(3)	7,606

		Commercial Banks - 0.4%
EUR	5,845,000	Banco Santander S.A. 1.00%, 12/15/2024(4)(5)	5,063,791
	$1,100,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(2)(4)(6)	1,127,500
	2,675,000	Freedom Mortgage Corp. 8.25%, 04/15/2025(1)	2,273,750

			8,465,041

		Commercial Services - 0.9%
		APX Group, Inc.
	2,910,000	6.75%, 02/15/2027(1)	2,473,500
	4,575,000	7.63%, 09/01/2023	3,568,500
	5,585,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	4,132,900
	1,010,000	Dun & Bradstreet Corp. 6.88%, 08/15/2026(1)	1,063,025
EUR	2,660,000	Q-Park Holding I B.V. 2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(7)	2,703,917
	2,600,000	Verisure Midholding AB 5.75%, 12/01/2023(2)	2,729,143

			16,670,985

		Distribution/Wholesale - 0.2%
	$300,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	284,646
	3,315,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	3,149,316

			3,433,962

		Diversified Financial Services - 0.3%
	4,040,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65%, 07/21/2027	3,400,680
	2,075,000	Navient Corp. 5.88%, 03/25/2021	2,038,687

			5,439,367

		Electrical Components & Equipment - 0.0%
	545,000	Energizer Holdings, Inc. 6.38%, 07/15/2026(1)	566,746

		Entertainment - 0.1%
	1,920,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	1,507,776
	1,098,000	WMG Acquisition Corp. 4.88%, 11/01/2024(1)	1,098,000

			2,605,776

		Food - 0.1%
	995,000	B&G Foods, Inc. 5.25%, 09/15/2027	1,006,025

		Food Service - 0.3%
	5,025,000	Aramark Services, Inc. 6.38%, 05/01/2025(1)	5,226,000

		Home Builders - 0.1%
	1,950,000	KB Home 7.00%, 12/15/2021	2,018,250

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 6.4% - (continued)
		Insurance - 0.3%
	$335,000	Acrisure LLC / Acrisure Finance, Inc. 8.13%, 02/15/2024(1)	$345,050
		Genworth Holdings, Inc.
	3,175,000	4.80%, 02/15/2024	2,682,875
	1,500,000	4.90%, 08/15/2023	1,290,000
	1,400,000	6.50%, 06/15/2034	1,155,000

			5,472,925

		Internet - 0.2%
	2,300,000	Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(1)	1,991,455
EUR	2,005,000	United Group B.V. 3.25%, 02/15/2026, 3 mo. EURIBOR + 3.250%(1)(7)	2,049,924

			4,041,379

		IT Services - 0.1%
	$980,000	Presidio Holdings, Inc. 8.25%, 02/01/2028(1)	967,064

		Leisure Time - 0.1%
	1,965,000	Carnival Corp. 11.50%, 04/01/2023(1)	2,053,117

		Lodging - 0.1%
	435,000	Boyd Gaming Corp. 4.75%, 12/01/2027(1)	374,753
		Marriott International, Inc.
	880,000	3.25%, 09/15/2022	855,202
	1,050,000	5.75%, 05/01/2025	1,097,319

			2,327,274

		Media - 0.3%
EUR	1,000,000	Altice Financing S.A. 3.00%, 01/15/2028(1)	1,002,702
	3,640,000	Banijay Group SAS 6.50%, 03/01/2026(1)	3,410,503
	$1,975,000	CSC Holdings LLC 5.88%, 09/15/2022	2,056,469

			6,469,674

		Oil & Gas - 0.7%
	2,750,000	Centennial Resource Production LLC 5.38%, 01/15/2026(1)	825,000
	1,200,000	CNX Resources Corp. 7.25%, 03/14/2027(1)	1,074,000
	3,695,000	EQT Corp. 3.90%, 10/01/2027	3,103,800
	2,150,000	Gulfport Energy Corp. 6.63%, 05/01/2023	1,161,000
	1,905,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	1,619,250
	1,625,000	QEP Resources, Inc. 5.38%, 10/01/2022	560,625
	1,750,000	Southwestern Energy Co. 7.75%, 10/01/2027	1,522,850
	5,230,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	2,771,900

			12,638,425

		Oil & Gas Services - 0.1%
	2,246,000	Alpha Star Holding Ltd. 6.25%, 04/20/2022(2)	1,695,088

		Pharmaceuticals - 0.2%
EUR	2,925,000	Grifols S.A. 1.63%, 02/15/2025(2)	3,125,226
	1,055,000	Rossini S.a.r.l. 3.88%, 10/30/2025, 3 mo. EURIBOR + 3.875%(1)(7)	1,112,651

			4,237,877

		Pipelines - 0.2%
	$905,000	EnLink Midstream Partners L.P. 5.05%, 04/01/2045	366,525
	2,525,000	EQT Midstream Partners L.P. 6.50%, 07/15/2048	2,026,313
	1,525,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 5.50%, 09/15/2024(1)	1,159,000

			3,551,838

		Retail - 0.5%
	5,060,000	1011778 BC ULC / New Red Finance, Inc. 5.75%, 04/15/2025(1)	5,325,650
	2,695,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 10.00%, 04/15/2025(1)	2,848,345

The accompanying notes are an integral part of these financial statements.

31

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 6.4% - (continued)
		Retail - 0.5% - (continued)
	$2,055,000	Kohl’s Corp. 9.50%, 05/15/2025	$2,112,841

			10,286,836

		Telecommunications - 0.2%
EUR	1,690,000	Altice France S.A. 3.38%, 01/15/2028(1)	1,736,236
	$1,875,000	Sprint Communications, Inc. 6.00%, 11/15/2022	1,983,019

			3,719,255

		Toys/Games/Hobbies - 0.2%
		Mattel, Inc.
	1,960,000	5.88%, 12/15/2027(1)	1,907,472
	1,450,000	6.75%, 12/31/2025(1)	1,471,750

			3,379,222

		Trucking & Leasing - 0.3%
	3,640,000	DAE Funding LLC 5.25%, 11/15/2021(1)	3,330,600
	3,370,000	Fly Leasing Ltd. 6.38%, 10/15/2021	3,100,400

			6,431,000

		Total Corporate Bonds (cost $141,379,165)	$122,986,187

SENIOR FLOATING RATE INTERESTS - 81.1%(8)
		Advertising - 0.3%
	5,851,059	Entravision Communications Corp. 3.15%, 11/29/2024, 1 mo. USD LIBOR + 2.750%	$5,392,102

		Aerospace/Defense - 0.5%
	10,076,438	TransDigm, Inc. 2.65%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	8,799,249

		Agriculture - 0.0%
	2,163	Pinnacle Operating Corp. 1.75%, 11/15/2021, 1 mo. USD LIBOR + 5.500%	2,033

		Auto Manufacturers - 0.2%
	4,577,544	Navistar International Corp. 4.22%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	4,122,673

		Auto Parts & Equipment - 1.3%
	9,593,581	Adient U.S. LLC 5.45%, 05/06/2024, 1 mo. USD LIBOR + 4.000%	8,604,291
	17,546,825	Panther BF Aggregator L.P. 3.90%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	15,844,783

			24,449,074

		Beverages - 0.2%
EUR	3,985,000	Sunshine Investments B.V. 3.25%, 03/28/2025, 3 mo. EURIBOR + 3.250%	4,214,117

		Chemicals - 0.6%
		LTI Holdings, Inc.
	$8,089,822	3.90%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	6,440,388
	1,140,000	7.15%, 09/06/2026, 1 mo. USD LIBOR + 6.750%	588,525
	4,805,473	Tronox Finance LLC 4.20%, 09/23/2024, 3 mo. USD LIBOR + 2.750%	4,496,145

			11,525,058

		Coal - 0.0%
	8,713,637	Foresight Energy LLC 7.36%, 03/28/2022, 3 mo. USD LIBOR + 5.750%	544,602

		Commercial Services - 6.2%
	31,654,047	APX Group, Inc. 5.40%, 12/31/2025, 1 mo. USD LIBOR + 5.000%	27,815,994

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 81.1%(8) - (continued)
		Commercial Services - 6.2% - (continued)
	$7,017,413	AVSC Holding Corp. 6.20%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	$4,701,666
	3,236,888	Belron Finance U.S. LLC 3.26%, 10/30/2026, 3 mo. USD LIBOR + 2.500%	3,042,674
	25,011,481	Blackhawk Network Holdings, Inc. 3.15%, 06/15/2025, 1 mo. USD LIBOR + 2.750%	21,259,759
	23,605,000	Dun & Bradstreet Corp. 4.49%, 02/06/2026, 1 mo. USD LIBOR + 4.000%	22,011,662
EUR	2,870,000	LGC Group Holdings Ltd. 0.00%, 01/22/2027(9)	2,954,433
	$4,260,000	Quikrete Holdings, Inc. 2.90%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	3,938,498
	7,690,964	Tempo Acquisition LLC 3.15%, 05/01/2024, 1 mo. USD LIBOR + 2.750%	7,205,511
		Verisure Holding AB
EUR	3,840,000	3.00%, 10/20/2022, 3 mo. EURIBOR + 3.500%	4,012,135
	15,120,000	3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	15,971,593
	$8,011,880	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	7,761,509

			120,675,434

		Construction Materials - 0.4%
	7,204,015	Hamilton Holdco LLC 3.46%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	6,879,834

		Distribution/Wholesale - 1.4%
	18,605,306	American Builders & Contractors Supply Co., Inc. 2.40%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	17,392,054
		SRS Distribution, Inc.
	7,376,853	4.32%, 05/23/2025, 1 mo. USD LIBOR + 3.250%	6,561,415
	2,754,143	5.57%, 05/23/2025, 1 mo. USD LIBOR + 4.500%	2,526,926

			26,480,395

		Diversified Financial Services - 4.6%
		AlixPartners LLP
EUR	2,841,300	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	3,020,228
	$8,521,041	3.50%, 04/04/2024, 3 mo. USD LIBOR + 2.500%	8,189,658
	11,113,773	Aretec Group, Inc. 4.65%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	9,002,156
		Crown Finance U.S., Inc.
EUR	1,769,948	2.38%, 02/28/2025, 1 mo. EURIBOR + 2.375%	1,299,530
	$26,155,201	3.32%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	16,390,680
	4,727,150	Minotaur Acquisition, Inc. 5.40%, 03/27/2026, 1 mo. USD LIBOR + 5.000%	4,018,078
EUR	31,594,055	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	32,077,591
	$7,191,485	Refinitiv U.S. Holdings, Inc. 3.65%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	7,027,447
	3,978,370	RP Crown Parent LLC 3.75%, 10/12/2023, 1 mo. USD LIBOR + 2.750%	3,799,343
	4,306,593	UFC Holdings LLC 4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	4,015,898

			88,840,609

The accompanying notes are an integral part of these financial statements.

32

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 81.1%(8) - (continued)
		Energy-Alternate Sources - 2.2%
	$18,235,200	BCP Renaissance Parent LLC 4.95%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	$13,949,928
	5,597,861	Gulf Finance LLC 6.71%, 08/25/2023, 1 mo. USD LIBOR + 5.250%	2,914,863
	36,295,206	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	25,043,692

			41,908,483

		Engineering & Construction - 0.4%
	8,824,016	Brand Energy & Infrastructure Services, Inc. 5.70%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	7,436,969

		Entertainment - 0.3%
	2,000,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(9)	1,835,000
	3,624,323	CityCenter Holdings LLC 3.00%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	3,182,844

			5,017,844

		Environmental Control - 0.3%
EUR	5,863,894	Fluidra S.A. 2.00%, 07/02/2025, 1 mo. EURIBOR + 2.000%	5,949,333

		Food - 1.8%
	$5,468,547	Atkins Nutritionals Holdings, Inc. 4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	5,290,819
	5,581,950	B&G Foods, Inc. 2.90%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	5,383,121
		Froneri International plc
EUR	11,045,000	2.63%, 01/29/2027, 1 mo. EURIBOR + 2.625%	11,391,116
	$4,770,000	2.65%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	4,402,328
EUR	145,000	5.75%, 01/31/2028, 1 mo. EURIBOR + 5.750%	149,762
	$1,405,000	5.75%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	1,324,212
	8,222,291	U.S. Foods, Inc. 3.07%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	7,290,459

			35,231,817

		Food Service - 0.5%
	6,495,000	Aramark Services, Inc. 2.15%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	6,072,825
	4,524,413	CHG PPC Parent LLC 3.15%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	4,162,459

			10,235,284

		Healthcare-Products - 0.5%
EUR	2,972,550	Grifols S.A. 2.25%, 11/15/2027, 1 mo. EURIBOR + 2.250%	3,195,934
		Lifescan Global Corp.
	$6,022,977	7.45%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	4,935,107
	2,500,000	10.68%, 09/26/2025, 3 mo. USD LIBOR + 9.500%	1,608,325

			9,739,366

		Healthcare-Services - 5.8%
	8,413,949	CDRH Parent, Inc. 5.57%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	5,160,527
	2,995,000	CPI Holdco LLC 5.70%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	2,863,969
	9,951,325	DentalCorp Perfect Smile ULC 4.75%, 06/06/2025, 1 mo. USD LIBOR + 3.750%(10)	8,060,573

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 81.1%(8) - (continued)
		Healthcare-Services - 5.8% - (continued)
	$4,714,174	DuPage Medical Group Ltd. 3.50%, 08/15/2024, 1 mo. USD LIBOR + 2.750%	$4,042,404
	4,987,374	Envision Healthcare Corp. 4.15%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	3,408,022
		EyeCare Partners LLC
	4,066,622	0.50%, 02/18/2027, 1 mo. USD LIBOR + 0.500%(10)	3,348,172
	17,428,378	4.82%, 02/05/2027, 1 mo. USD LIBOR + 3.750%	14,349,307
	21,588,025	Gentiva Health Services, Inc. 3.69%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	20,292,744
EUR	3,418,633	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	3,666,698
	$13,470,000	LGC Ltd. 0.00%, 04/21/2027(9)	12,628,125
		MED ParentCo L.P.
	3,709,525	4.25%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(10)	3,115,890
	14,815,262	4.65%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	12,444,375
	5,898,241	MPH Acquisition Holdings LLC 4.20%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	5,415,352
	5,345,000	Surf Holdings LLC 4.81%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	4,887,361
	9,797,925	Zelis Healthcare Corp. 5.15%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	9,383,963

			113,067,482

		Household Products - 1.4%
		Diamond (BC) B.V.
EUR	13,264,357	3.25%, 09/06/2024, 1 mo. EURIBOR + 3.250%	12,630,540
	$10,345,844	3.76%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	8,878,079
	13,180,114	Revlon Consumer Products Corp. 5.11%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	5,366,152
	660,000	Reynolds Consumer Products LLC 2.15%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	634,940

			27,509,711

		Housewares - 0.5%
	10,337,233	Hayward Industries, Inc. 3.90%, 08/05/2024, 1 mo. USD LIBOR + 3.500%	9,497,333

		Insurance - 5.5%
	34,105,082	Acrisure LLC 5.21%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	31,263,106
		Asurion LLC
	8,937,481	3.40%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	8,514,560
	13,660,045	3.40%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	12,999,035
	14,095,000	6.90%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	13,601,675
	18,039,832	Hub International Ltd. 3.87%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	16,863,094
	10,317,804	NFP Corp. 3.65%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	9,182,845
	16,336,560	Sedgwick Claims Management Services, Inc. 3.65%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	14,962,492

			107,386,807

The accompanying notes are an integral part of these financial statements.

33

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 81.1%(8) - (continued)
		Leisure Time - 2.4%
	$30,248,503	Caesars Resort Collection LLC 3.15%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	$25,459,257
	1,403,529	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	1,277,464
	12,788,648	Eldorado Resorts LLC 3.25%, 04/17/2024, 2 mo. USD LIBOR + 2.250%	12,061,358
	9,077,125	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	7,851,713

			46,649,792

		Lodging - 1.9%
	8,309,507	Boyd Gaming Corp. 2.39%, 09/15/2023, 1 Week USD LIBOR + 2.250%	7,691,529
	30,312,535	Caesars Entertainment Operating Co. 2.40%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	29,194,912

			36,886,441

		Machinery-Diversified - 0.2%
	3,718,181	Fluidra S.A. 2.40%, 07/02/2025, 1 mo. USD LIBOR + 2.000%	3,504,386

		Media - 10.7%
		Altice Financing S.A.
EUR	2,715,375	2.75%, 01/31/2026, 3 mo. EURIBOR + 2.750%	2,817,576
	$10,307,065	3.38%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	9,482,500
	2,717,995	3.56%, 07/15/2025, 3 mo. USD LIBOR + 2.750%	2,501,398
	28,161,837	AVSC Holding Corp. 4.95%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	18,586,812
EUR	2,410,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(9)	2,471,974
		CSC Holdings LLC
	$7,734,888	3.06%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	7,346,906
	3,562,945	3.31%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	3,385,439
	12,898,054	Gray Television, Inc. 3.49%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	12,113,465
	19,376,705	ION Media Networks, Inc. 3.81%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	17,568,277
	3,018,584	Maxar Technologies Ltd. 3.16%, 10/04/2024, 1 mo. USD LIBOR + 2.750%	2,792,190
	10,142,751	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	9,328,187
		NEP/NCP Holdco, Inc.
	17,315,711	4.70%, 10/20/2025, 1 mo. USD LIBOR + 3.250%	13,852,569
	1,680,000	8.45%, 10/19/2026, 1 mo. USD LIBOR + 7.000%	949,200
	19,045,089	Nexstar Broadcasting, Inc. 3.74%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	17,830,965
		Numericable Group S.A.
EUR	9,765,045	3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	9,978,701
	$12,645,745	3.15%, 07/31/2025, 1 mo. USD LIBOR + 2.750%	11,523,435
	8,180,000	PSAV Holdings LLC 9.01%, 09/01/2025, 3 mo. USD LIBOR + 7.250%	4,908,000
	11,320,968	Shutterfly, Inc. 7.45%, 09/25/2026, 1 mo. USD LIBOR + 6.000%	9,809,619

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 81.1%(8) - (continued)
		Media - 10.7% - (continued)
	$2,860,714	Sinclair Television Group, Inc. 3.32%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	$2,646,161
	12,289,200	Terrier Media Buyer, Inc. 5.70%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	11,398,233
GBP	6,075,000	Virgin Media Investment Holdings Ltd. 3.51%, 11/15/2027, 3 mo. GBP LIBOR + 3.250%	7,219,154
	$18,179,996	William Morris Endeavor Entertainment LLC 4.37%, 05/18/2025, 1 mo. USD LIBOR + 2.750%	13,453,197
EUR	9,985,000	Ziggo B.V. 3.00%, 01/31/2029, 1 mo. EURIBOR + 3.000%	10,404,037
	$4,650,000	Ziggo Financing Partnership 3.31%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	4,330,312

			206,698,307

		Metal Fabricate/Hardware - 0.1%
	1,289,420	Ameriforge Group, Inc. 8.45%, 06/08/2022, 3 mo. USD LIBOR + 7.000%	1,083,113

		Miscellaneous Manufacturing - 1.2%
	5,691,243	Core & Main L.P. 3.77%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	5,340,890
	19,652,053	USI, Inc. 3.40%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	18,464,676

			23,805,566

		Office/Business Equipment - 0.5%
	10,365,000	Pitney Bowes, Inc. 5.91%, 01/17/2025, 1 mo. USD LIBOR + 5.500%	8,862,075

		Oil & Gas - 3.3%
		BCP Raptor LLC
	12,255,907	5.15%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	5,714,317
	16,079,322	5.25%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	7,476,884
	22,841,651	Cheniere Corpus Christi Holdings LLC 3.20%, 06/30/2024, 1 mo. USD LIBOR + 1.750%	20,100,653
	3,115,963	KCA Deutag Alpha Ltd. 8.20%, 02/28/2023, 3 mo. USD LIBOR + 6.750%	950,369
	17,210,356	NorthRiver Midstream Finance L.P. 4.68%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	13,805,115
	12,596,646	PES Holdings LLC 6.99%, 12/31/2022, 1 mo. USD LIBOR + 6.990%(3)	2,519,329
	2,330,000	PowerTeam Services LLC 8.70%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	1,937,791
	15,494,833	Traverse Midstream Partners LLC 5.00%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	11,521,493

			64,025,951

		Oil & Gas Services - 1.0%
	27,331,479	Lower Cadence Holdings LLC 4.40%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	18,824,556
		Utex Industries, Inc.
	4,061,628	4.40%, 05/22/2021, 1 mo. USD LIBOR + 4.000%	1,039,777
	3,000,000	7.65%, 05/22/2022, 1 mo. USD LIBOR + 7.250%	318,000

			20,182,333

The accompanying notes are an integral part of these financial statements.

34

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 81.1%(8) - (continued)
		Packaging & Containers - 3.5%
	$9,546,250	BellRing Brands LLC 6.00%, 10/21/2024, 1 mo. USD LIBOR + 5.000%	$9,414,989
	9,327,416	Berry Global, Inc. 2.83%, 10/01/2022, 3 mo. USD LIBOR + 2.000%	9,074,830
		Flex Acquisition Co., Inc.
	18,772,651	4.43%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	17,505,497
	11,581,996	4.68%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	10,782,839
	3,105,000	Proampac PG Borrower LLC 10.19%, 11/18/2024, 1 mo. USD LIBOR + 8.500%	2,468,475
	20,069,756	Reynolds Group Holdings, Inc. 3.15%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	19,095,570

			68,342,200

		Pharmaceuticals - 2.8%
	4,844,852	Bausch Health Companies, Inc. 3.72%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	4,681,338
	7,261,650	Catalent Pharma Solutions, Inc. 3.25%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	7,095,213
	20,200,000	Elanco Animal Health, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 2.250%	19,467,750
	11,076,860	Endo Luxembourg Finance Co., S.a r.l. 5.00%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	10,045,383
	14,256,500	Sunshine Luxembourg S.a.r.l. 5.32%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	13,026,877

			54,316,561

		Real Estate - 0.8%
	17,069,318	VICI Properties LLC 2.42%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	15,793,387

		Retail - 5.9%
	19,660,231	B.C. Unlimited Liability Co. 2.15%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	18,388,411
	18,571,471	Bass Pro Group LLC 6.07%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	15,600,036
	8,349,752	Belron Finance U.S. LLC 3.99%, 11/07/2024, 1 mo. USD LIBOR + 2.500%	7,890,516
		Coty, Inc.
EUR	2,739,073	2.50%, 04/07/2025, 1 mo. EURIBOR + 2.500%	2,521,354
	$20,721,817	3.17%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	16,655,161
	7,406,250	Foundation Building Materials Holding Co. LLC 3.40%, 08/13/2025, 1 mo. USD LIBOR + 3.000%	6,850,781
	5,947,793	Harbor Freight Tools USA, Inc. 3.25%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	5,614,300
	3,909,499	Michaels Stores, Inc. 3.57%, 01/30/2023, 1 mo. USD LIBOR + 2.500%	3,207,744
	13,185,867	PetSmart, Inc. 5.00%, 03/11/2022, 1 mo. USD LIBOR + 4.000%	12,773,809
	10,686,943	Rodan & Fields LLC 4.79%, 06/16/2025, 1 mo. USD LIBOR + 3.000%	5,103,015
	13,021,415	Sports Authority, Inc. 0.00%, 11/16/2020, 1 mo. USD LIBOR + 6.000%(3)	13,021

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 81.1%(8) - (continued)
		Retail - 5.9% - (continued)
	$3,750,853	Staples, Inc. 6.02%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	$2,975,664
	16,152,305	U.S. Foods, Inc. 2.15%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	14,847,522
	1,324,970	USS Ultimate Holdings, Inc. 5.20%, 08/25/2024, 1 mo. USD LIBOR + 3.750%	1,091,722

			113,533,056

		Software - 9.1%
	4,075,920	Almonde, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	3,524,529
	7,022,609	CCC Information Services, Inc. 3.75%, 04/29/2024, 1 mo. USD LIBOR + 2.750%	6,653,922
	13,159,682	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	12,649,744
EUR	2,680,000	Cobham plc 3.75%, 01/17/2027, 1 mo. EURIBOR + 3.750%	2,783,601
	$29,455,000	DCert Buyer, Inc. 4.40%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	27,638,510
	19,340,437	Epicor Software Corp. 3.66%, 06/01/2022, 1 mo. USD LIBOR + 3.250%	18,630,256
	21,028,247	EVO Payments International LLC 3.65%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	19,409,072
	2,325,000	Hyland Software, Inc. 7.75%, 07/07/2025, 1 mo. USD LIBOR + 7.000%	2,150,625
		Infor U.S., Inc.
EUR	3,655,245	3.25%, 02/01/2022, 3 mo. EURIBOR + 2.250%	3,945,515
	$11,211,705	3.75%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	10,996,777
	762,500	MA FinanceCo. LLC 2.90%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	699,975
	21,561,250	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	21,291,734
	5,265,233	Seattle Spinco, Inc. 2.90%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	4,833,484
	17,385,467	SS&C Technologies Holdings Europe S.a.r.l 2.15%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	16,684,138
	9,265,000	Ultimate Software Group, Inc. 4.15%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	8,820,743
	4,469,452	Western Digital Corp. 2.77%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	4,273,913
	12,534,248	WEX, Inc. 2.65%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	11,757,125

			176,743,663

		Telecommunications - 2.4%
	3,285,188	Altice France S.A. 4.50%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	3,025,198
	12,494,213	CenturyLink, Inc. 2.65%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	11,791,413
EUR	10,733,511	Masmovil Holdphone S.A. 2.63%, 05/07/2026, 1 mo. EURIBOR + 2.625%	11,332,989
	$7,140,000	T-Mobile USA, Inc. 0.00%, 04/01/2027, 1 mo. USD LIBOR + 1.750%(9)	7,092,805
	13,490,000	Telenet Financing USD LLC 2.81%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	12,801,470

			46,043,875

The accompanying notes are an integral part of these financial statements.

35

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 81.1%(8) - (continued)
	Textiles - 0.1%
$3,500,000	International Textile Group, Inc. 10.43%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	$1,855,000

	Transportation - 0.3%
6,436,764	Dynasty Acquisition Co., Inc. 4.95%, 04/06/2026, 3 mo. USD LIBOR + 3.500%	5,616,077

	Total Senior Floating Rate Interests (cost $1,804,674,110)	$1,568,847,392

CONVERTIBLE BONDS - 0.2%
	Media - 0.2%
4,375,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)	$3,696,875

	Total Convertible Bonds (cost $4,183,571)	$3,696,875

COMMON STOCKS - 0.5%
	Consumer Services - 0.0%
57,891	Caesars Entertainment Corp.*	$559,227

	Energy - 0.3%
2,037,975	Ascent Resources - Marcellus LLC Class A*(11)(12)	1,477,532
418,220,006	KCA Deutag*(11)(12)(13)	548,286
544,947	Philadelphia Energy Solutions Class A*	34,332
389,285	Templar Energy LLC Class A*	3,893
112,212	Texgen Power LLC*(11)(12)	3,310,254

		5,374,297

	Insurance - 0.2%
175,508	AFG Holdings, Inc.	4,387,700

	Total Common Stocks (cost $30,513,055)	$10,321,224

WARRANTS - 0.0%
	Energy - 0.0%
85,759	Ascent Resources - Marcellus LLC Expires 3/30/23*(11)(12)	$2,144
110,262	Ascent Resources - Marcellus LLC Expires 3/30/23*(11)(12)	5,513
523,280	Ascent Resources - Marcellus LLC Expires 3/30/23*(11)(12)	2,616
6,100	Sable Permian Resources LLC Expires 10/24/09*(11)(12)	109,800

		120,073

	Total Warrants (cost $71,756)	$120,073

	Total Long-Term Investments (cost $1,980,821,657)	$1,705,971,751

SHORT-TERM INVESTMENTS - 12.7%
	Other Investment Pools & Funds - 12.7%
245,245,478	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.19%(14)	$245,245,478

	Total Short-Term Investments (cost $245,245,478)	$245,245,478

Total Investments (cost $2,226,067,135)	100.9%	$1,951,217,229
Other Assets and Liabilities	(0.9)%	(17,390,416)

Total Net Assets	100.0%	$1,933,826,813

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $65,844,202, representing 3.4% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $11,355,898, representing 0.6% of net assets.

(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(5)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(7)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(8)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2020.

(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(10)

This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2020, the aggregate value of the unfunded commitment was $14,524,635, which rounds to 0.0% of total net assets.

(11)	Investment valued using significant unobservable inputs.

The accompanying notes are an integral part of these financial statements.

36

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

(12)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of these securities was $5,456,145, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(13)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $548,286 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	418,220,006	$5,667,717	$548,286

(14)	Current yield as of period end.

OTC Total Return Swap Contracts Outstanding at April 30, 2020
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	3,675,000	1.00%	06/20/20	Quarterly	$—	$(3,542)	$(256,139)	$(252,597)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	15,000,000	(1.00%)	06/20/20	Quarterly	—	(13,388)	(1,103,141)	(1,089,753)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	25,000,000	(1.00%)	06/20/20	Quarterly	—	(34,394)	(2,064,373)	(2,029,979)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	5,000,000	(1.00%)	09/20/20	Quarterly	—	(2,998)	(459,970)	(456,972)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	7,500,000	(1.00%)	09/20/20	Quarterly	—	(6,272)	(718,544)	(712,272)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	24,000,000	(1.00%)	09/20/20	Quarterly	—	(62,627)	(1,981,798)	(1,919,171)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	10,000,000	(1.00%)	12/20/20	Quarterly	—	(7,222)	(919,941)	(912,719)
Markit iBoxx USD Liquid Leveraged Loan Index	BCLY	USD	9,810,000	(1.00%)	03/20/21	At Maturity	—	(1,371)	1,330,369	1,331,740
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	20,650,000	(1.00%)	03/20/21	At Maturity	—	(7,009)	598,347	605,356

Total OTC total return swap contracts							$—	$(138,823)	$(5,575,190)	$(5,436,367)

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
2,227,000	EUR	2,401,708	USD	SSG	05/29/20	$40,146	$—
1,808,755	USD	1,669,000	EUR	HSBC	05/29/20	—	(21,264)
180,566,769	USD	166,556,840	EUR	MSC	05/29/20	—	(2,058,969)
7,333,599	USD	5,934,321	GBP	BCLY	05/29/20	—	(141,534)

Total foreign currency contracts						$40,146	$(2,221,767)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$122,986,187	$—	$122,986,187	$—
Senior Floating Rate Interests	1,568,847,392	—	1,568,847,392	—
Convertible Bonds	3,696,875	—	3,696,875	—
Common Stocks
Consumer Services	559,227	559,227	—	—
Energy	5,374,297	—	38,225	5,336,072
Insurance	4,387,700	—	4,387,700	—
Warrants	120,073	—	—	120,073
Short-Term Investments	245,245,478	245,245,478	—	—
Foreign Currency Contracts(2)	40,146	—	40,146	—
Swaps - Total Return(2)	1,937,096	—	1,937,096	—

Total	$1,953,194,471	$245,804,705	$1,701,933,621	$5,456,145

Liabilities
Foreign Currency Contracts(2)	$(2,221,767)	$—	$(2,221,767)	$—
Swaps - Total Return(2)	(7,373,463)	—	(7,373,463)	—

Total	$(9,595,230)	$—	$(9,595,230)	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

37

The Hartford Floating Rate High Income Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 9.4%
		Advertising - 0.1%
	$300,000	Lamar Media Corp. 4.00%, 02/15/2030(1)	$274,500

		Aerospace/Defense - 0.5%
		Boeing Co.
	900,000	2.95%, 02/01/2030	768,038
	350,000	5.71%, 05/01/2040	350,000
	335,000	Howmet Aerospace, Inc. 6.88%, 05/01/2025	341,621
	315,000	TransDigm, Inc. 8.00%, 12/15/2025(1)	327,600

			1,787,259

		Airlines - 0.2%
		Bombardier, Inc.
	625,000	7.50%, 12/01/2024(1)	415,375
	425,000	7.88%, 04/15/2027(1)	275,188

			690,563

		Auto Parts & Equipment - 0.2%
EUR	550,000	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 4.38%, 05/15/2026(2)	556,007

		Coal - 0.0%
	$1,365,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	1,706

		Commercial Banks - 0.5%
EUR	1,310,000	Banco Santander S.A. 1.00%, 12/15/2024(3)(4)	1,134,913
	$615,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	510,450

			1,645,363

		Commercial Services - 1.0%
		APX Group, Inc.
	1,015,000	6.75%, 02/15/2027(1)	862,750
	875,000	7.63%, 09/01/2023	682,500
	500,000	8.50%, 11/01/2024	460,000
	445,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	329,300
	145,000	Dun & Bradstreet Corp. 6.88%, 08/15/2026(1)	152,612
EUR	200,000	Q-Park Holding I B.V. 2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(5)	203,302
	425,000	Verisure Midholding AB 5.75%, 12/01/2023(2)	446,110

			3,136,574

		Distribution/Wholesale - 0.1%
	$90,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	85,394
	260,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	247,005

			332,399

		Diversified Financial Services - 0.4%
	830,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65%, 07/21/2027	698,655
	500,000	Navient Corp. 5.88%, 03/25/2021	491,250

			1,189,905

		Electrical Components & Equipment - 0.1%
	165,000	Energizer Holdings, Inc. 6.38%, 07/15/2026(1)	171,584

		Entertainment - 0.3%
	705,000	Caesars Resort Collection LLC / CRC Finco, Inc.5.25%, 10/15/2025(1)	553,636
	175,000	Cinemark USA, Inc.8.75%, 05/01/2025(1)	177,625
	233,000	WMG Acquisition Corp. 4.88%, 11/01/2024(1)	233,000

			964,261

		Food - 0.0%
	155,000	B&G Foods, Inc. 5.25%, 09/15/2027	156,717

		Food Service - 0.4%
	1,150,000	Aramark Services, Inc. 6.38%, 05/01/2025(1)	1,196,000

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 9.4% - (continued)
		Home Builders - 0.1%
	$475,000	KB Home 7.00%, 12/15/2021	$491,625

		Insurance - 0.4%
		Acrisure LLC / Acrisure Finance, Inc.
	425,000	7.00%, 11/15/2025(1)	376,125
	160,000	8.13%, 02/15/2024(1)	164,800
		Genworth Holdings, Inc.
	725,000	4.80%, 02/15/2024	612,625
	375,000	6.50%, 06/15/2034	309,375

			1,462,925

		Internet - 0.6%
	1,300,000	Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(1)	1,125,605
EUR	820,000	United Group B.V. 3.25%, 02/15/2026, 3 mo. EURIBOR + 3.250%(1)(5)	838,373

			1,963,978

		IT Services - 0.1%
	$315,000	Presidio Holdings, Inc. 8.25%, 02/01/2028(1)	310,842

		Leisure Time - 0.1%
	470,000	Carnival Corp. 11.50%, 04/01/2023(1)	491,076

		Lodging - 0.2%
	130,000	Boyd Gaming Corp. 4.75%, 12/01/2027(1)	111,995
		Marriott International, Inc.
	336,000	3.25%, 09/15/2022	326,532
	150,000	5.75%, 05/01/2025	156,760

			595,287

		Media - 0.7%
EUR	335,000	Altice Financing S.A. 3.00%, 01/15/2028(1)	335,905
	860,000	Banijay Group SAS 6.50%, 03/01/2026(1)	805,778
	$475,000	CSC Holdings LLC 5.88%, 09/15/2022	494,594
	200,000	Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 02/15/2025(1)	164,000
EUR	365,000	Ziggo B.V. 2.88%, 01/15/2030(1)	377,986

			2,178,263

		Oil & Gas - 0.7%
	$625,000	Centennial Resource Production LLC 5.38%, 01/15/2026(1)	187,500
	400,000	CNX Resources Corp. 7.25%, 03/14/2027(1)	358,000
	640,000	EQT Corp. 3.90%, 10/01/2027	537,600
	300,000	Gulfport Energy Corp. 6.63%, 05/01/2023	162,000
	375,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	318,750
	200,000	QEP Resources, Inc. 5.38%, 10/01/2022	69,000
	250,000	Southwestern Energy Co. 7.75%, 10/01/2027	217,550
	790,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	418,700

			2,269,100

		Oil & Gas Services - 0.1%
	614,000	Alpha Star Holding Ltd. 6.25%, 04/20/2022(2)	463,394

		Pharmaceuticals - 0.3%
EUR	775,000	Grifols S.A. 1.63%, 02/15/2025(2)	828,052
	290,000	Rossini S.a.r.l. 3.88%, 10/30/2025, 3 mo. EURIBOR + 3.875%(1)(5)	305,847

			1,133,899

		Pipelines - 0.2%
	$265,000	EnLink Midstream Partners L.P. 5.05%, 04/01/2045	107,325
	625,000	EQT Midstream Partners L.P. 6.50%, 07/15/2048	501,563

The accompanying notes are an integral part of these financial statements.

38

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 9.4% - (continued)
		Pipelines - 0.2% - (continued)
	$225,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 5.50%, 09/15/2024(1)	$171,000

			779,888

		Retail - 1.1%
	1,855,000	1011778 BC ULC / New Red Finance, Inc. 5.75%, 04/15/2025(1)	1,952,387
	825,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 10.00%, 04/15/2025(1)	871,943
	735,000	Kohl’s Corp. 9.50%, 05/15/2025	755,688

			3,580,018

		Telecommunications - 0.3%
EUR	425,000	Altice France S.A. 3.38%, 01/15/2028(1)	436,628
	$450,000	Sprint Communications, Inc. 6.00%, 11/15/2022	475,924

			912,552

		Toys/Games/Hobbies - 0.2%
		Mattel, Inc.
	430,000	5.88%, 12/15/2027(1)	418,476
	300,000	6.75%, 12/31/2025(1)	304,500

			722,976

		Trucking & Leasing - 0.5%
	910,000	DAE Funding LLC 5.25%, 11/15/2021(1)	832,650
	900,000	Fly Leasing Ltd. 6.38%, 10/15/2021	828,000

			1,660,650

		Total Corporate Bonds (cost $34,809,854)	$31,119,311

SENIOR FLOATING RATE INTERESTS - 77.7%(6)
		Aerospace/Defense - 0.2%
	724,686	TransDigm, Inc. 2.65%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	632,832

		Agriculture - 0.0%
	173	Pinnacle Operating Corp. 1.75%, 11/15/2021, 1 mo. USD LIBOR + 5.500%	162

		Auto Parts & Equipment - 1.0%
	1,894,095	Adient U.S. LLC 5.45%, 05/06/2024, 1 mo. USD LIBOR + 4.000%	1,698,776
	1,785,090	Panther BF Aggregator L.P. 3.90%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	1,611,936

			3,310,712

		Beverages - 0.2%
EUR	700,000	Sunshine Investments B.V. 3.25%, 03/28/2025, 3 mo. EURIBOR + 3.250%	740,246

		Chemicals - 0.7%
		LTI Holdings, Inc.
	$1,845,884	3.90%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	1,469,527
	190,000	7.15%, 09/06/2026, 1 mo. USD LIBOR + 6.750%	98,087
	637,472	Tronox Finance LLC 4.20%, 09/23/2024, 3 mo. USD LIBOR + 2.750%	596,438

			2,164,052

		Coal - 0.0%
	1,666,950	Foresight Energy LLC 7.36%, 03/28/2022, 3 mo. USD LIBOR + 5.750%	104,184

		Commercial Services - 6.8%
	6,485,025	APX Group, Inc. 5.40%, 12/31/2025, 1 mo. USD LIBOR + 5.000%	5,698,716

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 77.7%(6) - (continued)
		Commercial Services - 6.8% - (continued)
	$3,147,113	AVSC Holding Corp. 6.20%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	$2,108,565
	443,888	Belron Finance U.S. LLC 3.26%, 10/30/2026, 3 mo. USD LIBOR + 2.500%	417,254
	4,542,217	Blackhawk Network Holdings, Inc. 3.15%, 06/15/2025, 1 mo. USD LIBOR + 2.750%	3,860,884
	4,777,000	Dun & Bradstreet Corp. 4.49%, 02/06/2026, 1 mo. USD LIBOR + 4.000%	4,454,553
EUR	825,000	LGC Group Holdings Ltd. 0.00%, 01/22/2027(7)	849,271
		Verisure Holding AB
	885,000	3.00%, 10/20/2022, 3 mo. EURIBOR + 3.500%	924,672
	2,875,000	3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	3,036,927
	$1,145,130	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	1,109,344

			22,460,186

		Distribution/Wholesale - 1.3%
	2,199,236	American Builders & Contractors Supply Co., Inc. 2.40%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	2,055,824
	2,498,642	SRS Distribution, Inc. 4.32%, 05/23/2025, 1 mo. USD LIBOR + 3.250%	2,222,442

			4,278,266

		Diversified Financial Services - 5.1%
		AlixPartners LLP
EUR	1,217,700	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	1,294,384
	$625,000	3.50%, 04/04/2024, 3 mo. USD LIBOR + 2.500%	600,694
	2,176,493	Aretec Group, Inc. 4.65%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	1,762,959
		Crown Finance U.S., Inc.
EUR	205,715	2.38%, 02/28/2025, 1 mo. EURIBOR + 2.375%	151,040
	$4,606,461	3.32%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	2,886,731
	1,524,600	Minotaur Acquisition, Inc. 5.40%, 03/27/2026, 1 mo. USD LIBOR + 5.000%	1,295,910
EUR	5,810,241	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	5,899,165
	$2,004,403	Refinitiv U.S. Holdings, Inc. 3.65%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	1,958,682
	1,209,243	UFC Holdings LLC 4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	1,127,619

			16,977,184

		Energy-Alternate Sources - 2.4%
	3,040,838	BCP Renaissance Parent LLC 4.95%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	2,326,241
	971,481	Gulf Finance LLC 6.71%, 08/25/2023, 1 mo. USD LIBOR + 5.250%	505,860
	7,265,226	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	5,013,006

			7,845,107

		Engineering & Construction - 0.3%
	1,263,167	Brand Energy & Infrastructure Services, Inc. 5.70%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	1,064,610

The accompanying notes are an integral part of these financial statements.

39

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 77.7%(6) - (continued)
		Entertainment - 0.2%
	$605,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(7)	$555,088

		Environmental Control - 0.3%
EUR	1,100,374	Fluidra S.A. 2.00%, 07/02/2025, 1 mo. EURIBOR + 2.000%	1,116,407

		Food - 1.9%
	$1,163,387	Atkins Nutritionals Holdings, Inc. 4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	1,125,577
		Froneri International plc
EUR	3,140,000	2.63%, 01/29/2027, 1 mo. EURIBOR + 2.625%(7)	3,238,398
	$625,000	2.65%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	576,825
EUR	140,000	5.75%, 01/31/2028, 1 mo. EURIBOR + 5.750%(7)	144,597
	$200,000	5.75%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	188,500
	937,594	U.S. Foods, Inc. 3.07%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	831,337

			6,105,234

		Food Service - 0.2%
	265,000	Aramark Services, Inc. 2.15%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	247,775
	560,025	CHG PPC Parent LLC 3.15%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	515,223

			762,998

		Healthcare-Products - 0.4%
EUR	299,250	Grifols S.A. 2.25%, 11/15/2027, 1 mo. EURIBOR + 2.250%	321,738
		Lifescan Global Corp.
	$827,734	7.45%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	678,229
	500,000	10.68%, 09/26/2025, 3 mo. USD LIBOR + 9.500%	321,665

			1,321,632

		Healthcare-Services - 6.3%
	1,155,696	CDRH Parent, Inc. 5.57%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	708,823
	550,000	CPI Holdco LLC 5.70%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	525,937
	1,419,712	DentalCorp Perfect Smile ULC 4.75%, 06/06/2025, 1 mo. USD LIBOR + 3.750%(8)	1,149,966
	915,966	DuPage Medical Group Ltd. 3.50%, 08/15/2024, 1 mo. USD LIBOR + 2.750%	785,441
	748,106	Envision Healthcare Corp. 4.15%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	511,203
		EyeCare Partners LLC
	1,047,162	0.50%, 02/18/2027, 1 mo. USD LIBOR + 0.500%(8)	862,160
	4,487,838	4.82%, 02/05/2027, 1 mo. USD LIBOR + 3.750%	3,694,972
	2,633,732	Gentiva Health Services, Inc. 3.69%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	2,475,708
	3,865,000	LGC Ltd. 0.00%, 04/21/2027(7)	3,623,437
		MED ParentCo L.P.
	599,018	4.25%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(8)	503,157
	2,392,384	4.65%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	2,009,531

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 77.7%(6) - (continued)
		Healthcare-Services - 6.3% - (continued)
	$883,566	MPH Acquisition Holdings LLC 4.20%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	$811,228
	1,120,000	Surf Holdings LLC 4.81%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	1,024,106
	2,094,750	Zelis Healthcare Corp. 5.15%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	2,006,247

			20,691,916

		Household Products - 1.7%
		Diamond (BC) B.V.
EUR	1,711,115	3.25%, 09/06/2024, 1 mo. EURIBOR + 3.250%	1,629,351
	$3,310,500	3.76%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	2,840,840
	2,849,838	Revlon Consumer Products Corp. 5.11%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	1,160,283
	100,000	Reynolds Consumer Products LLC 2.15%, 02/04/2027, 1 mo. USD LIBOR + 1.750%(7)	96,203

			5,726,677

		Housewares - 0.6%
	2,117,265	Hayward Industries, Inc. 3.90%, 08/05/2024, 1 mo. USD LIBOR + 3.500%	1,945,237

		Insurance - 6.4%
	7,020,743	Acrisure LLC 5.21%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	6,435,704
		Asurion LLC
	278,382	3.40%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	265,209
	6,930,032	3.40%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	6,594,687
	4,945,000	6.90%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	4,771,925
	1,030,148	NFP Corp. 3.65%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	916,832
	2,523,164	Sedgwick Claims Management Services, Inc. 3.65%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	2,310,941

			21,295,298

		Leisure Time - 1.8%
	3,789,276	Caesars Resort Collection LLC 3.15%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	3,189,320
	875,000	Eldorado Resorts LLC 3.25%, 04/17/2024, 2 mo. USD LIBOR + 2.250%	825,239
	2,033,186	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	1,758,706

			5,773,265

		Lodging - 3.1%
	10,572,485	Caesars Entertainment Operating Co. 2.40%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	10,182,678

		Media - 9.4%
	2,538,640	AVSC Holding Corp. 4.95%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	1,675,502
EUR	705,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(7)	723,129
	$1,650,000	Charter Communications Operating LLC 2.16%, 02/01/2027, 3 mo. USD LIBOR + 1.750%	1,582,631

The accompanying notes are an integral part of these financial statements.

40

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 77.7%(6) - (continued)
		Media - 9.4% - (continued)
	$1,377,843	Gray Television, Inc. 3.49%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	$1,294,029
	2,067,490	ION Media Networks, Inc. 3.81%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	1,874,532
	428,631	Maxar Technologies Ltd. 3.16%, 10/04/2024, 1 mo. USD LIBOR + 2.750%	396,483
	2,057,200	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	1,891,986
	5,433,725	NEP/NCP Holdco, Inc. 4.70%, 10/20/2025, 1 mo. USD LIBOR + 3.250%	4,346,980
	2,015,688	Nexstar Broadcasting, Inc. 3.74%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	1,887,187
		Numericable Group S.A.
EUR	1,445,199	3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	1,476,819
	$4,101,272	3.15%, 07/31/2025, 1 mo. USD LIBOR + 2.750%	3,737,284
	2,225,000	PSAV Holdings LLC 9.01%, 09/01/2025, 3 mo. USD LIBOR + 7.250%	1,335,000
	1,441,129	Shutterfly, Inc. 7.45%, 09/25/2026, 1 mo. USD LIBOR + 6.000%	1,248,738
	499,554	Sinclair Television Group, Inc. 3.32%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	462,087
	2,433,900	Terrier Media Buyer, Inc. 5.70%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	2,257,442
	3,176,408	William Morris Endeavor Entertainment LLC 4.37%, 05/18/2025, 1 mo. USD LIBOR + 2.750%	2,350,542
EUR	995,000	Ziggo B.V. 3.00%, 01/31/2029, 1 mo. EURIBOR + 3.000%	1,036,757
	$1,675,000	Ziggo Financing Partnership 3.31%, 04/30/2028, 1 mo. USD LIBOR + 2.500%(7)	1,559,844

			31,136,972

		Metal Fabricate/Hardware - 0.3%
	255,770	Ameriforge Group, Inc. 8.45%, 06/08/2022, 3 mo. USD LIBOR + 7.000%	214,847
	665,000	Arconic Corp. 3.24%, 03/25/2027, 1 mo. USD LIBOR + 2.750%	658,350

			873,197

		Miscellaneous Manufacturing - 1.2%
	814,550	Core & Main L.P. 3.77%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	764,406
	3,270,065	USI, Inc. 3.40%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	3,072,488

			3,836,894

		Office/Business Equipment - 0.5%
	1,835,000	Pitney Bowes, Inc. 5.91%, 01/17/2025, 1 mo. USD LIBOR + 5.500%	1,568,925

		Oil & Gas - 2.9%
		BCP Raptor LLC
	4,682,125	5.15%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	2,183,041
	3,420,557	5.25%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	1,590,559
	1,986,231	Cheniere Corpus Christi Holdings LLC 3.20%, 06/30/2024, 1 mo. USD LIBOR + 1.750%	1,747,883
	576,377	KCA Deutag Alpha Ltd. 8.20%, 02/28/2023, 3 mo. USD LIBOR + 6.750%	175,795

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 77.7%(6) - (continued)
		Oil & Gas - 2.9% - (continued)
	$2,173,157	NorthRiver Midstream Finance L.P. 4.68%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	$1,743,176
	585,000	PowerTeam Services LLC 8.70%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	486,527
	2,078,803	Traverse Midstream Partners LLC 5.00%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	1,545,735

			9,472,716

		Oil & Gas Services - 1.4%
	6,711,824	Lower Cadence Holdings LLC 4.40%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	4,622,769
		Utex Industries, Inc.
	273,055	4.40%, 05/22/2021, 1 mo. USD LIBOR + 4.000%	69,902
	750,000	7.65%, 05/22/2022, 1 mo. USD LIBOR + 7.250%	79,500

			4,772,171

		Packaging & Containers - 2.6%
	1,678,750	BellRing Brands LLC 6.00%, 10/21/2024, 1 mo. USD LIBOR + 5.000%	1,655,667
		Flex Acquisition Co., Inc.
	2,390,834	4.43%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	2,229,453
	4,053,732	4.68%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	3,774,024
	970,000	Proampac PG Borrower LLC 10.19%, 11/18/2024, 1 mo. USD LIBOR + 8.500%	771,150

			8,430,294

		Pharmaceuticals - 2.4%
	1,450,350	Catalent Pharma Solutions, Inc. 3.25%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	1,417,108
	3,400,000	Elanco Animal Health, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 2.250%(7)	3,276,750
	1,518,949	Endo Luxembourg Finance Co., S.a r.l. 5.00%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	1,377,504
	2,032,475	Sunshine Luxembourg S.a.r.l. 5.32%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	1,857,174

			7,928,536

		Retail - 5.7%
	3,688,967	B.C. Unlimited Liability Co. 2.15%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	3,450,327
	4,569,271	Bass Pro Group LLC 6.07%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	3,838,188
	1,168,173	Belron Finance U.S. LLC 3.99%, 11/07/2024, 1 mo. USD LIBOR + 2.500%	1,103,924
		Coty, Inc.
EUR	933,247	2.50%, 04/07/2025, 1 mo. EURIBOR + 2.500%	859,066
	$3,568,464	3.17%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	2,868,153
	1,481,250	Foundation Building Materials Holding Co. LLC 3.40%, 08/13/2025, 1 mo. USD LIBOR + 3.000%	1,370,156
	837,850	Harbor Freight Tools USA, Inc. 3.25%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	790,872

The accompanying notes are an integral part of these financial statements.

41

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 77.7%(6) - (continued)
		Retail - 5.7% - (continued)
	$447,440	Michaels Stores, Inc. 3.57%, 01/30/2023, 1 mo. USD LIBOR + 2.500%	$367,125
	3,134,994	PetSmart, Inc. 5.00%, 03/11/2022, 1 mo. USD LIBOR + 4.000%	3,037,025
	1,762,638	Rodan & Fields LLC 6.25%, 06/16/2025, 1 mo. USD LIBOR + 3.000%	841,660
	2,009,604	Sports Authority, Inc. 0.00%, 11/16/2020, 1 mo. USD LIBOR + 6.000%(7)	2,010
	558,973	Staples, Inc. 6.02%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	443,450

			18,971,956

		Software - 7.9%
	1,706,317	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	1,640,197
EUR	820,000	Cobham plc 3.75%, 01/17/2027, 1 mo. EURIBOR + 3.750%	851,699
	$5,155,000	DCert Buyer, Inc. 4.40%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	4,837,091
	2,348,337	Epicor Software Corp. 3.66%, 06/01/2022, 1 mo. USD LIBOR + 3.250%	2,262,106
	3,760,940	EVO Payments International LLC 3.69%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	3,471,347
	810,000	Hyland Software, Inc. 7.75%, 07/07/2025, 1 mo. USD LIBOR + 7.000%	749,250
	109,632	MA FinanceCo. LLC 2.90%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	100,642
	8,722,563	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	8,613,530
	740,369	Seattle Spinco, Inc. 2.90%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	679,658
	1,311,954	SS&C Technologies Holdings Europe S.a.r.l 2.15%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,259,030
	1,851,452	Ultimate Software Group, Inc. 4.15%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	1,762,675

			26,227,225

		Telecommunications - 2.3%
	597,688	CenturyLink, Inc. 2.65%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	564,068
EUR	2,902,660	Masmovil Holdphone S.A. 2.63%, 05/07/2026, 1 mo. EURIBOR + 2.625%	3,064,776
	$1,820,000	T-Mobile USA, Inc. 0.00%, 04/01/2027, 1 mo. USD LIBOR + 1.750%(7)	1,807,970
	2,325,000	Telenet Financing USD LLC 2.81%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	2,206,332

			7,643,146

		Textiles - 0.2%
	1,500,000	International Textile Group, Inc. 10.43%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	795,000

		Total Senior Floating Rate Interests (cost $296,353,876)	$256,711,003

COMMON STOCKS - 0.4%
		Energy - 0.2%
	190,736	Ascent Resources - Marcellus LLC Class A*(9)(10)	138,284

Shares or Principal Amount		Market Value†

COMMON STOCKS - 0.4% - (continued)
	Energy - 0.2% - (continued)
$78,609	Templar Energy LLC Class A*	$786
13,865	Texgen Power LLC*(9)(10)	409,017

		548,087

	Insurance - 0.2%
34,814	AFG Holdings, Inc.	870,350

	Total Common Stocks (cost $2,914,042)	$1,418,437

CONVERTIBLE BONDS - 0.3%
	Media - 0.3%
1,100,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)	929,500

	Total Convertible Bonds (cost $1,031,646)	$929,500

EXCHANGE-TRADED FUNDS - 3.3%
	Other Investment Pools & Funds - 3.3%
522,700	Invesco Senior Loan ETF	10,966,246

	Total Exchange-Traded Funds (cost $10,916,986)	$10,966,246

WARRANTS - 0.0%
	Energy - 0.0%
94,294	Ascent Resources - Marcellus LLC Expires 3/30/23*(9)(10)	2,036
600	Sable Permian Resources LLC Expires 10/24/09*(9)(10)	10,800

		12,836

	Total Warrants (cost $10,874)	$12,836

	Total Long-Term Investments (cost $346,037,278)	$301,157,333

SHORT-TERM INVESTMENTS - 12.1%
	Other Investment Pools & Funds - 12.1%
39,915,718	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.19%(11)	$39,915,718

	Total Short-Term Investments (cost $39,915,718)	$39,915,718

Total Investments (cost $385,952,996)	103.2%	$341,073,051
Other Assets and Liabilities	(3.2)%	(10,700,280)

Total Net Assets	100.0%	$330,372,771

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

42

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $18,306,643, representing 5.5% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $2,293,563, representing 0.7% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2020.

(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(8)

This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2020, the aggregate value of the unfunded commitment was $2,515,283, which rounds to 0.0% of total net assets.

(9)	Investment valued using significant unobservable inputs.

(10)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of these securities was $560,137, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(11)	Current yield as of period end.

OTC Total Return Swap Contracts Outstanding at April 30, 2020
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	600,000	(1.00%)	06/20/20	Quarterly	$—	$(536)	$(44,126)	$(43,590)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	2,675,000	(1.00%)	06/20/20	Quarterly	—	(2,578)	(186,441)	(183,863)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	1,000,000	(1.00%)	09/20/20	Quarterly	—	(2,609)	(82,575)	(79,966)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	1,000,000	(1.00%)	09/20/20	Quarterly	—	(600)	(91,994)	(91,394)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	1,100,000	(1.00%)	09/20/20	Quarterly	—	(920)	(105,387)	(104,467)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	3,035,000	(1.00%)	12/20/20	Quarterly	—	(14,316)	133,326	147,642
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	1,000,000	(1.00%)	12/20/20	Quarterly	—	(722)	(91,994)	(91,272)
Markit iBoxx USD Liquid Leveraged Loan Index	BCLY	USD	2,900,000	(1.00%)	03/20/21	Quarterly	—	(405)	393,280	393,685
Markit iBoxx USD Liquid Leveraged Loan Index	JPM	USD	3,045,000	(1.00%)	03/20/21	Quarterly	—	(2,255)	51,390	53,645
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	4,350,000	(1.00%)	03/21/21	Quarterly	—	(1,477)	126,044	127,521

Total OTC total return swap contracts							$—	$(26,418)	$101,523	$127,941

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
321,000	EUR	346,183	USD	SSG	05/29/20	$5,787	$—
501,770	USD	463,000	EUR	HSBC	05/29/20	—	(5,899)
37,400,478	USD	34,498,626	EUR	MSC	05/29/20	—	(426,471)

Total						$5,787	$(432,370)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

43

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$31,119,311	$—	$31,119,311	$—
Senior Floating Rate Interests	256,711,003	—	256,711,003	—
Common Stocks
Energy	548,087	—	786	547,301
Insurance	870,350	—	870,350	—
Convertible Bonds	929,500	—	929,500	—
Exchange-Traded Funds	10,966,246	10,966,246	—	—
Warrants	12,836	—	—	12,836
Short-Term Investments	39,915,718	39,915,718	—	—
Foreign Currency Contracts(2)	5,787	—	5,787	—
Swaps - Total Return(2)	722,493	—	722,493	—

Total	$341,801,331	$50,881,964	$290,359,230	$560,137

Liabilities
Foreign Currency Contracts(2)	$(432,370)	$—	$(432,370)	$—
Swaps - Total Return(2)	(594,552)	—	(594,552)	—

Total	$(1,026,922)	$—	$(1,026,922)	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

44

The Hartford High Yield Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 88.6%
		Advertising - 0.9%
		Lamar Media Corp.
	$280,000	3.75%, 02/15/2028(1)	$257,775
	965,000	5.75%, 02/01/2026	981,501
		Outfront Media Capital LLC
	905,000	4.63%, 03/15/2030(1)	828,075
	655,000	5.00%, 08/15/2027(1)	625,460

			2,692,811

		Aerospace/Defense - 1.8%
		DAE Funding LLC
	430,000	4.50%, 08/01/2022(1)	382,700
	865,000	5.00%, 08/01/2024(1)	765,525
		TransDigm, Inc.
	2,150,000	5.50%, 11/15/2027(1)	1,816,750
	2,780,000	6.25%, 03/15/2026(1)	2,720,925

			5,685,900

		Airlines - 1.0%
		Bombardier, Inc.
	2,885,000	6.13%, 01/15/2023(1)	2,062,775
	1,585,000	7.88%, 04/15/2027(1)	1,026,288

			3,089,063

		Auto Manufacturers - 1.4%
		Ford Motor Co.
	825,000	4.75%, 01/15/2043	525,938
	975,000	8.50%, 04/21/2023	961,594
	975,000	9.00%, 04/22/2025	949,406
	2,475,000	Ford Motor Credit Co. LLC 4.54%, 08/01/2026	2,122,312

			4,559,250

		Auto Parts & Equipment - 0.8%
		Adient Global Holdings Ltd.
EUR	1,225,000	3.50%, 08/15/2024(2)	1,044,850
	$695,000	4.88%, 08/15/2026(1)	518,470
	1,200,000	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 8.50%, 05/15/2027(1)	1,017,000

			2,580,320

		Chemicals - 0.4%
		CF Industries, Inc.
	170,000	4.95%, 06/01/2043	173,718
	945,000	5.15%, 03/15/2034	982,800
	270,000	5.38%, 03/15/2044	279,450

			1,435,968

		Coal - 0.0%
	1,910,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	2,388

		Commercial Banks - 1.3%
EUR	1,200,000	Banco de Sabadell S.A. 6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR Swap + 6.414% thereafter)(2)(3)(4)	946,814
	$3,065,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(2)(3)(4)	3,141,625

			4,088,439

		Commercial Services - 2.2%
	1,012,000	APX Group, Inc. 7.88%, 12/01/2022	966,875
	1,710,000	Ashtead Capital, Inc. 4.00%, 05/01/2028(1)	1,633,050
	246,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	182,040
	120,000	Cardtronics, Inc. / Cardtronics USA, Inc. 5.50%, 05/01/2025(1)	114,000
	1,650,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	1,546,710
		Service Corp. International
	460,000	4.63%, 12/15/2027	470,217
	355,000	5.13%, 06/01/2029	369,200

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 88.6% - (continued)
	Commercial Services - 2.2% - (continued)
	United Rentals North America, Inc.
$560,000	4.63%, 10/15/2025	$550,200
1,025,000	5.88%, 09/15/2026	1,053,187

		6,885,479

	Construction Materials - 1.0%
345,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	296,044
820,000	Norbord, Inc. 5.75%, 07/15/2027(1)	746,200
	Standard Industries, Inc.
520,000	4.75%, 01/15/2028(1)	508,664
1,760,000	5.38%, 11/15/2024(1)	1,764,400

		3,315,308

	Distribution/Wholesale - 1.0%
1,000,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	948,820
1,010,000	Core & Main Holdings L.P. (8.63% Cash, 9.38% PIK) 8.63%, 09/15/2024(1)(5)	959,500
600,000	IAA, Inc. 5.50%, 06/15/2027(1)	598,680
550,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	522,511

		3,029,511

	Diversified Financial Services - 2.4%
	Credit Acceptance Corp.
730,000	5.13%, 12/31/2024(1)	640,575
1,445,000	6.63%, 03/15/2026	1,300,500
735,000	Fly Leasing Ltd. 5.25%, 10/15/2024	588,000
1,745,000	goeasy Ltd. 5.38%, 12/01/2024(1)	1,548,687
	Springleaf Finance Corp.
430,000	6.13%, 03/15/2024	401,917
575,000	6.88%, 03/15/2025	543,777
455,000	8.25%, 12/15/2020	453,840
2,105,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(1)	2,041,850

		7,519,146

	Electric - 0.6%
805,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(1)	819,088
930,000	NextEra Energy Operating Partners L.P. 4.25%, 07/15/2024(1)	946,554

		1,765,642

	Entertainment - 2.1%
1,370,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	1,075,861
	Eldorado Resorts, Inc.
1,605,000	6.00%, 04/01/2025	1,540,800
255,000	6.00%, 09/15/2026	256,198
1,920,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	1,454,400
2,610,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	2,166,300

		6,493,559

	Environmental Control - 1.3%
1,307,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	1,349,478
975,000	Stericycle, Inc. 5.38%, 07/15/2024(1)	977,798
2,551,000	Tervita Corp. 7.63%, 12/01/2021(1)	1,683,660

		4,010,936

	Food - 2.9%
740,000	B&G Foods, Inc. 5.25%, 09/15/2027	748,199
920,000	Kraft Heinz Foods Co. 3.75%, 04/01/2030(1)	942,749
	Post Holdings, Inc.
630,000	4.63%, 04/15/2030(1)	617,394
2,520,000	5.00%, 08/15/2026(1)	2,490,264
1,395,000	5.63%, 01/15/2028(1)	1,419,412
990,000	5.75%, 03/01/2027(1)	1,013,513
1,870,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,870,000

		9,101,531

The accompanying notes are an integral part of these financial statements.

45

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 88.6% - (continued)
		Food Service - 0.4%
		Aramark Services, Inc.
	$440,000	5.00%, 04/01/2025(1)	$429,000
	960,000	5.00%, 02/01/2028(1)	933,600

			1,362,600

		Gas - 0.8%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	924,000	5.50%, 05/20/2025	938,340
	338,000	5.75%, 05/20/2027	343,915
	1,128,000	5.88%, 08/20/2026	1,148,530

			2,430,785

		Healthcare-Products - 1.1%
	2,160,000	Avantor, Inc. 6.00%, 10/01/2024(1)	2,277,720
	1,030,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	1,042,875

			3,320,595

		Healthcare-Services - 4.5%
	265,000	Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027(1)	270,300
		Centene Corp.
	1,010,000	3.38%, 02/15/2030(1)	1,017,575
	495,000	4.25%, 12/15/2027(1)	517,894
	515,000	4.63%, 12/15/2029(1)	563,925
		CHS/Community Health Systems, Inc.
	2,195,000	6.63%, 02/15/2025(1)	2,013,912
	410,000	6.88%, 02/01/2022	303,400
	1,680,000	8.13%, 06/30/2024(1)	1,142,400
		HCA, Inc.
	2,460,000	3.50%, 09/01/2030	2,351,399
	2,215,000	5.38%, 02/01/2025	2,381,435
	1,070,000	5.38%, 09/01/2026	1,158,275
	100,000	5.63%, 09/01/2028	110,808
	1,135,000	5.88%, 05/01/2023	1,217,288
	80,000	5.88%, 02/01/2029	91,664
	836,000	7.50%, 11/15/2095	919,600

			14,059,875

		Home Builders - 1.6%
	305,000	Adams Homes, Inc. 7.50%, 02/15/2025(1)	277,550
	1,295,000	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.63%, 01/15/2028(1)	1,055,425
	420,000	KB Home 4.80%, 11/15/2029	392,700
		M/I Homes, Inc.
	790,000	4.95%, 02/01/2028(1)	691,250
	1,020,000	5.63%, 08/01/2025	939,114
	1,790,000	Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(1)	1,619,950

			4,975,989

		Household Products - 0.1%
	875,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	161,875

		Household Products/Wares - 0.7%
EUR	1,855,000	Diamond (BC) B.V. 5.63%, 08/15/2025(2)	1,482,278
	$675,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	682,762

			2,165,040

		Insurance - 2.1%
		Acrisure LLC / Acrisure Finance, Inc.
	2,335,000	7.00%, 11/15/2025(1)	2,066,475
	943,000	8.13%, 02/15/2024(1)	971,290
	875,000	10.13%, 08/01/2026(1)	870,625
		Genworth Holdings, Inc.
	135,000	4.80%, 02/15/2024	114,075
	1,260,000	4.90%, 08/15/2023	1,083,600
	750,000	6.50%, 06/15/2034	618,750

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 88.6% - (continued)
	Insurance - 2.1% - (continued)
$505,000	7.20%, 02/15/2021	$470,597
280,000	7.63%, 09/24/2021	266,000

		6,461,412

	Internet - 0.7%
	Booking Holdings, Inc.
835,000	4.50%, 04/13/2027	898,259
1,065,000	4.63%, 04/13/2030	1,182,329

		2,080,588

	IT Services - 0.6%
	Presidio Holdings, Inc.
1,095,000	4.88%, 02/01/2027(1)	1,078,575
860,000	8.25%, 02/01/2028(1)	848,648

		1,927,223

	Leisure Time - 0.5%
1,555,000	Carnival Corp. 11.50%, 04/01/2023(1)	1,624,731

	Lodging - 3.4%
	Boyd Gaming Corp.
270,000	4.75%, 12/01/2027(1)	232,605
1,365,000	6.00%, 08/15/2026	1,235,325
625,000	6.38%, 04/01/2026	562,938
2,590,000	FelCor Lodging L.P. 6.00%, 06/01/2025	2,474,486
	Hilton Domestic Operating Co., Inc.
2,072,000	4.25%, 09/01/2024	2,009,840
500,000	5.38%, 05/01/2025(1)	496,875
530,000	Marriott International, Inc. 5.75%, 05/01/2025	553,885
1,850,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,574,257
1,690,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(1)	1,504,100

		10,644,311

	Media - 10.0%
	Altice Financing S.A.
2,700,000	5.00%, 01/15/2028(1)	2,632,500
1,350,000	7.50%, 05/15/2026(1)	1,407,375
	CCO Holdings LLC / CCO Holdings Capital Corp.
790,000	4.50%, 08/15/2030(1)	800,112
925,000	4.50%, 05/01/2032(1)	918,930
4,535,000	5.75%, 02/15/2026(1)	4,727,737
	CSC Holdings LLC
1,800,000	5.25%, 06/01/2024	1,871,820
770,000	5.50%, 04/15/2027(1)	800,559
1,970,000	6.50%, 02/01/2029(1)	2,152,028
	DISH DBS Corp.
965,000	5.00%, 03/15/2023	916,750
570,000	5.88%, 11/15/2024	548,249
2,830,000	6.75%, 06/01/2021	2,818,680
530,000	7.75%, 07/01/2026	522,050
	Gray Television, Inc.
1,520,000	5.13%, 10/15/2024(1)	1,488,992
400,000	5.88%, 07/15/2026(1)	384,000
	iHeartCommunications, Inc.
240,000	4.75%, 01/15/2028(1)	210,000
880,000	5.25%, 08/15/2027(1)	798,600
925,000	Quebecor Media, Inc. 5.75%, 01/15/2023	974,885
635,000	Sinclair Television Group, Inc. 5.88%, 03/15/2026(1)	549,275
	Sirius XM Radio, Inc.
695,000	4.63%, 07/15/2024(1)	708,622
1,470,000	5.50%, 07/01/2029(1)	1,550,262
990,000	Videotron Ltd. 5.00%, 07/15/2022	1,017,225
959,000	WMG Acquisition Corp. 5.50%, 04/15/2026(1)	981,776

The accompanying notes are an integral part of these financial statements.

46

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 88.6% - (continued)
		Media - 10.0% - (continued)
		Ziggo B.V.
	$365,000	4.88%, 01/15/2030(1)	$360,730
	2,093,000	5.50%, 01/15/2027(1)	2,129,000

			31,270,157

		Metal Fabricate/Hardware - 0.7%
	300,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(1)	294,750
		Novelis Corp.
	980,000	4.75%, 01/30/2030(1)	860,538
	1,190,000	5.88%, 09/30/2026(1)	1,157,037

			2,312,325

		Mining - 0.5%
	1,740,000	Constellium SE 5.88%, 02/15/2026(1)	1,605,150

		Office/Business Equipment - 1.8%
	1,945,000	CDW LLC / CDW Finance Corp. 4.13%, 05/01/2025	1,952,294
		Xerox Corp.
	2,000,000	4.13%, 03/15/2023	1,990,000
	920,000	4.50%, 05/15/2021	922,484
	95,000	4.80%, 03/01/2035	80,988
	755,000	6.75%, 12/15/2039	726,687

			5,672,453

		Oil & Gas - 4.4%
	905,000	Centennial Resource Production LLC 5.38%, 01/15/2026(1)	271,500
	2,889,000	Chesapeake Energy Corp. 11.50%, 01/01/2025(1)	86,670
	1,795,000	Continental Resources, Inc. 4.38%, 01/15/2028	1,382,150
	1,845,000	EQT Corp. 3.90%, 10/01/2027	1,549,800
	2,134,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	1,813,900
	1,385,000	Matador Resources Co. 5.88%, 09/15/2026	692,500
	1,120,000	Noble Holding International Ltd. 7.88%, 02/01/2026(1)	260,400
	1,525,000	Occidental Petroleum Corp. 4.20%, 03/15/2048	911,187
		Parsley Energy LLC / Parsley Finance Corp.
	386,000	4.13%, 02/15/2028(1)	316,520
	163,000	5.38%, 01/15/2025(1)	146,293
		QEP Resources, Inc.
	2,680,000	5.25%, 05/01/2023	897,800
	200,000	5.38%, 10/01/2022	69,000
	560,000	5.63%, 03/01/2026	179,200
		SM Energy Co.
	1,695,000	5.00%, 01/15/2024	534,603
	575,000	5.63%, 06/01/2025	161,000
	240,000	6.13%, 11/15/2022	96,000
	735,000	6.63%, 01/15/2027	205,800
	1,410,000	Sunoco L.P. / Sunoco Finance Corp. 6.00%, 04/15/2027	1,374,750
	3,885,000	Transocean, Inc. 6.80%, 03/15/2038	825,563
	1,705,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	903,650
		WPX Energy, Inc.
	970,000	5.25%, 09/15/2024	870,885
	280,000	5.75%, 06/01/2026	253,764

			13,802,935

		Packaging & Containers - 6.2%
	2,090,000	ARD Finance S.A. (6.50% Cash, 7.25% PIK) 6.50%, 06/30/2027(1)(5)	1,939,938
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	680,000	4.13%, 08/15/2026(1)	663,000
	2,570,000	5.25%, 08/15/2027(1)	2,496,112
	370,000	6.00%, 02/15/2025(1)	370,322
		Ball Corp.
EUR	1,075,000	0.88%, 03/15/2024	1,125,027
	925,000	1.50%, 03/15/2027	962,978

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 88.6% - (continued)
		Packaging & Containers - 6.2% - (continued)
		Berry Global, Inc.
	$340,000	5.63%, 07/15/2027(1)	$349,350
	933,000	6.00%, 10/15/2022	933,000
	1,200,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	1,233,000
		Flex Acquisition Co., Inc.
	2,170,000	6.88%, 01/15/2025(1)	2,101,536
	775,000	7.88%, 07/15/2026(1)	744,000
	3,085,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	3,115,850
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	1,490,000	5.13%, 07/15/2023(1)	1,497,450
	815,000	7.00%, 07/15/2024(1)	818,016
EUR	795,000	Silgan Holdings, Inc. 2.25%, 06/01/2028(1)	842,886
	$270,000	Trivium Packaging Finance B.V. 5.50%, 08/15/2026(1)	276,750

			19,469,215

		Pharmaceuticals - 3.6%
		Bausch Health Cos., Inc.
	2,150,000	5.00%, 01/30/2028(1)	2,063,328
	182,000	5.50%, 03/01/2023(1)	180,180
	356,000	5.88%, 05/15/2023(1)	353,330
	1,000,000	6.13%, 04/15/2025(1)	1,012,500
	1,875,000	7.00%, 01/15/2028(1)	1,945,313
	335,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(1)	343,375
		Endo Dac / Endo Finance LLC / Endo Finco, Inc.
	1,242,000	6.00%, 07/15/2023(1)	931,003
	3,095,000	6.00%, 02/01/2025(1)	2,212,925
		Teva Pharmaceutical Finance Netherlands B.V.
	1,260,000	3.15%, 10/01/2026	1,096,200
	1,270,000	6.75%, 03/01/2028	1,306,195

			11,444,349

		Pipelines - 4.9%
	1,890,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	1,389,150
		Buckeye Partners L.P.
	640,000	4.13%, 03/01/2025(1)	592,000
	655,000	4.50%, 03/01/2028(1)	589,500
	1,745,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	1,741,756
	738,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029(1)	680,805
	2,095,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	1,691,712
	670,000	Energy Transfer Operating L.P. 5.50%, 06/01/2027	680,015
	950,000	EQT Midstream Partners L.P. 6.50%, 07/15/2048	762,375
		Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
	1,180,000	4.75%, 10/01/2023(1)	908,600
	1,310,000	6.00%, 03/01/2027(1)	871,150
	3,225,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	2,902,500
	2,950,000	Western Midstream Operating L.P. 4.05%, 02/01/2030	2,691,875

			15,501,438

		Real Estate Investment Trusts - 1.3%
	2,610,000	Iron Mountain, Inc. 4.88%, 09/15/2029(1)	2,499,075
		VICI Properties L.P. / VICI Note Co., Inc.
	195,000	3.50%, 02/15/2025(1)	183,300
	130,000	3.75%, 02/15/2027(1)	120,900
	780,000	4.25%, 12/01/2026(1)	728,980
	655,000	4.63%, 12/01/2029(1)	609,150

			4,141,405

The accompanying notes are an integral part of these financial statements.

47

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 88.6% - (continued)
		Retail - 3.9%
		1011778 BC ULC / New Red Finance, Inc.
	$225,000	3.88%, 01/15/2028(1)	$218,230
	1,210,000	4.38%, 01/15/2028(1)	1,170,009
	3,570,000	5.00%, 10/15/2025(1)	3,587,850
		Asbury Automotive Group, Inc.
	104,000	4.50%, 03/01/2028(1)	87,329
	107,000	4.75%, 03/01/2030(1)	89,650
	585,000	Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(1)	595,237
		KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
	820,000	4.75%, 06/01/2027(1)	846,396
	1,000,000	5.25%, 06/01/2026(1)	1,022,500
	910,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	859,950
	135,000	Nordstrom, Inc. 8.75%, 05/15/2025(1)	144,331
	870,000	Party City Holdings, Inc. 6.63%, 08/01/2026(1)	81,562
	610,000	PetSmart, Inc. 5.88%, 06/01/2025(1)	614,575
	2,360,000	United Rentals North America, Inc. 4.88%, 01/15/2028	2,365,192
	435,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	443,700

			12,126,511

		Semiconductors - 2.6%
	1,775,000	Entegris, Inc. 4.63%, 02/10/2026(1)	1,779,437
		Micron Technology, Inc.
	325,000	4.64%, 02/06/2024	349,276
	1,090,000	4.98%, 02/06/2026	1,200,922
		Qorvo, Inc.
	1,355,000	4.38%, 10/15/2029(1)	1,349,919
	1,770,000	5.50%, 07/15/2026	1,858,500
		Sensata Technologies B.V.
	1,005,000	5.00%, 10/01/2025(1)	999,573
	770,000	5.63%, 11/01/2024(1)	781,550

			8,319,177

		Software - 3.6%
	775,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	790,500
	1,150,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	1,124,378
		IQVIA, Inc.
EUR	545,000	2.25%, 01/15/2028(1)	579,321
	$885,000	5.00%, 05/15/2027(1)	909,063
	2,175,000	MSCI, Inc. 4.00%, 11/15/2029(1)	2,274,158
	1,210,000	Open Text Corp. 3.88%, 02/15/2028(1)	1,185,800
	1,030,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	1,001,881
		PTC, Inc.
	240,000	3.63%, 02/15/2025(1)	236,280
	265,000	4.00%, 02/15/2028(1)	259,700
	2,290,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	2,347,250
	755,000	Western Digital Corp. 4.75%, 02/15/2026	770,802

			11,479,133

		Telecommunications - 6.6%
EUR	835,000	Altice France S.A. 8.00%, 05/15/2027(1)	928,361
		Altice France S.A.
	$640,000	5.50%, 01/15/2028(1)	644,544
	2,330,000	7.38%, 05/01/2026(1)	2,434,850
	2,215,000	8.13%, 02/01/2027(1)	2,386,663
	2,270,000	CenturyLink, Inc. 4.00%, 02/15/2027(1)	2,201,900
	1,250,000	Embarq Corp. 8.00%, 06/01/2036	1,287,500
		Frontier Communications Corp.
	1,275,000	6.88%, 01/15/2025	344,263
	1,710,000	8.50%, 04/01/2026(1)	1,581,750
	775,000	10.50%, 09/15/2022	238,080
		Sprint Capital Corp.
	10,000	6.88%, 11/15/2028	12,044
	725,000	8.75%, 03/15/2032	1,018,625

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 88.6% - (continued)
		Telecommunications - 6.6% - (continued)
		Sprint Corp.
	$1,174,000	7.13%, 06/15/2024	$1,317,838
	1,475,000	7.25%, 09/15/2021	1,546,906
	10,000	7.63%, 02/15/2025	11,475
	2,746,000	7.88%, 09/15/2023	3,086,092
	600,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	673,380
	880,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	914,135

			20,628,406

		Toys/Games/Hobbies - 0.7%
		Mattel, Inc.
	695,000	5.88%, 12/15/2027(1)	676,374
	1,640,000	6.75%, 12/31/2025(1)	1,664,600

			2,340,974

		Trucking & Leasing - 0.2%
		Avolon Holdings Funding Ltd.
	440,000	3.95%, 07/01/2024(1)	378,584
	180,000	4.38%, 05/01/2026(1)	154,251

			532,835

		Total Corporate Bonds (cost $303,531,924)	$278,116,738

SENIOR FLOATING RATE INTERESTS - 3.1%(6)
		Auto Parts & Equipment - 0.3%
	1,004,950	Panther BF Aggregator L.P. 3.90%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	907,470

		Commercial Services - 1.1%
	918,638	Blackhawk Network Holdings, Inc. 3.15%, 06/15/2025, 1 mo. USD LIBOR + 2.750%	780,842
	2,840,000	Dun & Bradstreet Corp. 4.49%, 02/06/2026, 1 mo. USD LIBOR + 4.000%	2,648,300

			3,429,142

		Food - 0.2%
		Froneri International plc
	605,000	2.65%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	558,367
	100,000	5.75%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	94,250

			652,617

		Household Products - 0.1%
	537,625	Diamond (BC) B.V. 3.75%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	461,352

		Insurance - 0.8%
	1,847,524	Asurion LLC 3.40%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	1,758,122
	938,288	Hub International Ltd. 4.02%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	877,083

			2,635,205

		Media - 0.2%
	960,227	AVSC Holding Corp. 4.95%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	633,750

		Office/Business Equipment - 0.4%
	1,340,000	Pitney Bowes, Inc. 5.91%, 01/17/2025, 1 mo. USD LIBOR + 5.500%	1,145,700

		Total Senior Floating Rate Interests (cost $10,976,394)	$9,865,236

CONVERTIBLE BONDS - 2.1%
		Engineering & Construction - 0.3%
EUR	600,000	Cellnex Telecom S.A. 1.50%, 01/16/2026(2)	1,001,216

The accompanying notes are an integral part of these financial statements.

48

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CONVERTIBLE BONDS - 2.1% - (continued)
	Healthcare-Products - 0.2%
$687,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025(1)	$645,285

	Media - 0.4%
1,360,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)	1,149,200

	Semiconductors - 0.3%
650,000	Microchip Technology, Inc. 2.25%, 02/15/2037	793,488

	Software - 0.9%
740,000	Splunk, Inc. 1.13%, 09/15/2025	865,957
1,258,000	Western Digital Corp. 1.50%, 02/01/2024	1,154,846
720,000	Workday, Inc. 0.25%, 10/01/2022	880,765

		2,901,568

	Total Convertible Bonds (cost $7,086,504)	$6,490,757

COMMON STOCKS - 0.2%
	Consumer Services - 0.2%
69,500	Caesars Entertainment Corp.*	671,370

	Energy - 0.0%
104,555,002	KCA Deutag*(7)(8)(9)	137,072

	Total Common Stocks (cost $2,347,085)	$808,442

ESCROWS - 0.8%(10)
	Media - 0.8%
2,560,000	Nexstar Broadcasting, Inc.*(1)	2,444,800

	Total Escrows (cost $2,629,633)	$2,444,800

	Total Long-Term Investments (cost $326,571,540)	$297,725,973

SHORT-TERM INVESTMENTS - 2.5%
	Other Investment Pools & Funds - 2.5%
7,679,131	Fidelity Institutional Government Fund, Institutional Class, 0.15%(11)	7,679,131

	Total Short-Term Investments (cost $7,679,131)	$7,679,131

Total Investments (cost $334,250,671)	97.3%	$305,405,104
Other Assets and Liabilities	2.7%	8,599,773

Total Net Assets	100.0%	$314,004,877

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $174,354,858, representing 55.5% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $7,616,783, representing 2.4% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(6)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2020.

(7)	Investment valued using significant unobservable inputs.

(8)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of this security was $137,072, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(9)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $137,072 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	104,555,002	$1,416,929	$137,072

(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(11)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

49

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2020
Reference Entity	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.34.V1	USD	3,400,000	5.00%	06/20/25	Quarterly	$(177,262)	$(158,569)	$18,693

Total centrally cleared credit default swap contracts						$(177,262)	$(158,569)	$18,693

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
587,000	EUR	643,164	USD	BOA	05/29/20	$468	$—
8,795,425	USD	8,113,000	EUR	MSC	05/29/20	—	(100,293)

Total foreign currency contracts						$468	$(100,293)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$278,116,738	$—	$278,116,738	$—
Senior Floating Rate Interests	9,865,236	—	9,865,236	—
Convertible Bonds	6,490,757	—	6,490,757	—
Common Stocks
Consumer Services	671,370	671,370	—	—
Energy	137,072	—	—	137,072
Escrows	2,444,800	—	2,444,800	—
Short-Term Investments	7,679,131	7,679,131	—	—
Foreign Currency Contracts(2)	468	—	468	—
Swaps - Credit Default(2)	18,693	—	18,693	—

Total	$305,424,265	$8,350,501	$296,936,692	$137,072

Liabilities
Foreign Currency Contracts(2)	$(100,293)	$—	$(100,293)	$—

Total	$(100,293)	$—	$(100,293)	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

50

The Hartford Inflation Plus Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.1%
	Asset-Backed - Finance & Insurance - 0.3%
$243,271	AASET Trust 3.35%, 01/16/2040(1)	$195,689
1,360,000	HSI Asset Securitization Corp. Trust 0.76%, 02/25/2036, 1 mo. USD LIBOR + 0.270%(2)	1,263,582

		1,459,271

	Asset-Backed - Home Equity - 0.1%
658,130	GSAA Home Equity Trust 5.99%, 06/25/2036(3)	263,342
710,289	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(4)	374,187

		637,529

	Commercial Mortgage - Backed Securities - 0.3%
1,452,969	Stanwich Mortgage Loan Trust 3.48%, 11/16/2024(1)(4)	1,438,267

	Other Asset Backed Securities - 0.7%
1,426,912	Legacy Mortgage Asset Trust 4.00%, 01/25/2059(1)(4)	1,354,756
	VOLT LXXXIV LLC
370,169	3.23%, 01/25/2050(1)(4)	338,400
1,508,919	3.43%, 12/27/2049(1)(4)	1,405,916

		3,099,072

	Whole Loan Collateral CMO - 1.7%
407,321	Adjustable Rate Mortgage Trust 1.03%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	382,946
730,978	Banc of America Funding Trust 6.05%, 10/25/2036(4)	695,759
168,007	Bear Stearns Adjustable Rate Mortgage Trust 4.27%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	160,380
389,610	Chase Mortgage Finance Trust 3.79%, 12/25/2035(3)	350,700
356,978	Deutsche Alt-A Securities Mortgage Loan Trust 0.64%, 12/25/2036, 1 mo. USD LIBOR + 0.150%(2)	313,570
	Fannie Mae Connecticut Avenue Securities
1,009,614	3.49%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	769,076
235,492	5.39%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	184,908
122,335	6.19%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	123,564
101,767	6.49%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	103,553
165,704	GreenPoint Mortgage Funding Trust 3.27%, 10/25/2045, 12 mo. USD MTA + 1.400%(2)	128,465
373,085	GSR Mortgage Loan Trust 4.09%, 10/25/2035(3)	267,701
455,654	HarborView Mortgage Loan Trust 0.91%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	379,127
1,897,651	IndyMac Index Mortgage Loan Trust 0.78%, 01/25/2036, 1 mo. USD LIBOR + 0.290%(2)	1,418,069
617,895	JP Morgan Mortgage Trust 3.80%, 01/25/2037(3)	525,324
	MASTR Adjustable Rate Mortgages Trust
959,614	0.73%, 05/25/2037, 1 mo. USD LIBOR + 0.240%(2)	523,603
6,140	4.68%, 11/21/2034(3)	5,936
	Residential Funding Mortgage Securities, Inc.
143,496	4.38%, 02/25/2036(3)	120,817
293,168	6.00%, 07/25/2037	267,582
386,010	Structured Adjustable Rate Mortgage Loan Trust 4.01%, 06/25/2035(3)	313,004
430,172	WaMu Mortgage Pass-Through Certificates Trust 0.91%, 06/25/2044, 1 mo. USD LIBOR + 0.420%(2)	398,397
599,687	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 2.70%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	479,131

		7,911,612

	Total Asset & Commercial Mortgage-Backed Securities (cost $15,604,340)	$14,545,751

CORPORATE BONDS - 1.0%
	Aerospace/Defense - 0.5%
2,375,000	Boeing Co. 5.04%, 05/01/2027	2,375,000

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 1.0% - (continued)
		Oil & Gas - 0.2%
	$990,000	Matador Resources Co. 5.88%, 09/15/2026	$495,000
	930,000	PDC Energy, Inc. 6.13%, 09/15/2024	730,050

			1,225,050

		Pipelines - 0.3%
	1,670,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.38%, 09/15/2024	1,302,600

		Total Corporate Bonds (cost $4,716,832)	$4,902,650

FOREIGN GOVERNMENT OBLIGATIONS - 6.8%
		Argentina - 0.1%
ARS	21,825,757	Argentina Treasury Bond 1.20%, 03/18/2022(5)	277,102

		Brazil - 0.5%
BRL	13,067,470	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2022(5)	2,595,843

		Colombia - 0.3%
COP	5,426,107,812	Colombian TES 4.75%, 02/23/2023(5)	1,461,499

		Germany - 2.6%
		Deutsche Bundesrepublik Inflation Linked Bond
EUR	7,209,813	0.00%, 04/15/2023(5)(6)	8,095,469
	3,450,947	0.00%, 04/15/2026(5)(6)	4,047,520

			12,142,989

		Indonesia - 2.4%
IDR	176,829,000,000	Indonesia Treasury Bond 6.50%, 06/15/2025	11,500,126

		Russia - 0.7%
RUB	241,354,061	Russian Federal Inflation Linked Bond - OFZ 2.50%, 08/16/2023(5)	3,265,056

		South Africa - 0.2%
ZAR	22,383,281	South Africa Government Bond - CPI Linked 1.88%, 02/28/2033(5)	942,976

		Total Foreign Government Obligations (cost $34,824,769)	$32,185,591

SENIOR FLOATING RATE INTERESTS - 5.3%(7)
		Advertising - 0.1%
	$223,875	Clear Channel Outdoor Holdings, Inc. 4.26%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	193,932

		Aerospace/Defense - 0.1%
	583,456	TransDigm, Inc. 2.65%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	509,340

		Airlines - 0.0%
	99,750	WestJet Airlines Ltd. 4.00%, 12/11/2026, 1 mo. USD LIBOR + 3.000%	79,878

		Auto Manufacturers - 0.0%
	102,638	Navistar International Corp. 4.22%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	92,438

		Auto Parts & Equipment - 0.1%
	209,175	Adient U.S. LLC 5.45%, 05/06/2024, 1 mo. USD LIBOR + 4.000%	187,605
	192,776	Altra Industrial Motion Corp. 2.40%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	181,209
	199,375	Panther BF Aggregator L.P. 3.90%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	180,036

			548,850

		Chemicals - 0.3%
	98,502	Axalta Coating Systems U.S. Holdings, Inc. 3.20%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	95,547
	114,948	Cabot Microelectronics Corp. 2.44%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	110,925

The accompanying notes are an integral part of these financial statements.

51

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 5.3% - (continued)
		Chemicals - 0.3% - (continued)
EUR	97,643	CTC AcquiCo GmbH 2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	$97,238
	$98,754	Element Solutions, Inc. 2.40%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	94,063
	301,583	Minerals Technologies, Inc. 3.27%, 02/14/2024, 1 mo. USD LIBOR + 2.250%	292,536
	305,841	Tronox Finance LLC 4.20%, 09/23/2024, 3 mo. USD LIBOR + 2.750%	286,154
		Univar, Inc.
	99,750	3.45%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	94,856
	65,933	3.70%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	63,461
	137,900	WR Grace & Co. 3.20%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	129,827

			1,264,607

		Commercial Services - 0.5%
	141,892	Amentum Government Services Holdings LLC 4.40%, 02/01/2027, 1 mo. USD LIBOR + 4.000%	135,152
	199,750	Belron Finance U.S. LLC 3.26%, 10/30/2026, 3 mo. USD LIBOR + 2.500%	187,765
	196,994	Blackhawk Network Holdings, Inc. 3.15%, 06/15/2025, 1 mo. USD LIBOR + 2.750%	167,445
	200,000	BrightView Landscapes LLC 3.25%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	188,666
	225,000	Dun & Bradstreet Corp. 4.49%, 02/06/2026, 1 mo. USD LIBOR + 4.000%	209,812
	99,500	KAR Auction Services, Inc. 2.88%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	90,047
	139,075	Quikrete Holdings, Inc. 2.90%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	128,579
	193,776	Russell Investments U.S. Inst’l Holdco, Inc. 3.82%, 06/01/2023, 3 mo. USD LIBOR + 2.750%	176,537
	282,025	Tempo Acquisition LLC 3.15%, 05/01/2024, 1 mo. USD LIBOR + 2.750%	264,224
	136,627	Trans Union LLC 2.15%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	130,671
	477,725	United Rentals, Inc. 2.15%, 10/31/2025, 1 mo. ICE LIBOR + 1.750%	453,638
EUR	135,000	Verisure Holding AB 3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	142,603
	$200,000	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	193,750

			2,468,889

		Construction Materials - 0.1%
	148,125	Brookfield WEC Holdings, Inc. 3.40%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	140,052
	98,250	Hamilton Holdco LLC 3.46%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	93,829

			233,881

		Distribution/Wholesale - 0.1%
	485,560	American Builders & Contractors Supply Co., Inc. 2.40%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	453,897

		Diversified Financial Services - 0.2%
	194,000	AlixPartners LLP 3.50%, 04/04/2024, 3 mo. USD LIBOR + 2.500%	186,455
	105,896	Crown Finance U.S., Inc. 3.32%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	66,362
	350,000	Delos Finance S.a.r.l. 3.20%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	330,575
	118,641	FinCo I LLC 2.40%, 12/27/2022, 1 mo. USD LIBOR + 2.000%	113,683
EUR	97,014	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	98,499

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 5.3% - (continued)
		Diversified Financial Services - 0.2% - (continued)
	$83,091	Victory Capital Holdings, Inc. 3.94%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	$78,936

			874,510

		Electrical Components & Equipment - 0.1%
	670,000	Virgin Media Bristol LLC 3.31%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	632,648

		Electronics - 0.0%
	98,750	Resideo Funding, Inc. 3.71%, 10/24/2025, 3 mo. USD LIBOR + 2.250%	95,788

		Energy-Alternate Sources - 0.0%
	181,763	BCP Renaissance Parent LLC 4.95%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	139,048

		Engineering & Construction - 0.0%
	218,813	Brand Energy & Infrastructure Services, Inc. 5.70%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	184,417

		Entertainment - 0.0%
	142,825	Wyndham Hotels & Resorts, Inc. 2.15%, 05/30/2025, 1 mo. USD LIBOR + 1.750%	130,613

		Environmental Control - 0.1%
	122,546	Advanced Disposal Services, Inc. 3.00%, 11/10/2023, 1 Week USD LIBOR + 2.250%	120,878
	145,875	Clean Harbors, Inc. 2.15%, 06/28/2024, 1 mo. USD LIBOR + 1.750%	141,955

			262,833

		Food - 0.1%
	99,500	B&G Foods, Inc. 2.90%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	95,956
	160,000	Froneri International plc 2.65%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	147,667
	114,425	U.S. Foods, Inc. 3.07%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	101,457

			345,080

		Food Service - 0.1%
		Aramark Services, Inc.
	218,266	2.15%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	203,874
	100,000	2.15%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	93,500

			297,374

		Gas - 0.0%
	99,000	Messer Industries GmbH 3.95%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	93,370

		Healthcare-Services - 0.3%
	133,090	Gentiva Health Services, Inc. 3.69%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	125,105
EUR	162,113	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	173,876
	$250,000	Jaguar Holding Co. 2.90%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	244,745
	277,248	MPH Acquisition Holdings LLC 4.20%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	254,549
	246,541	Universal Health Services, Inc. 2.15%, 10/31/2025, 1 mo. USD LIBOR + 1.750%	240,377
	249,375	Zelis Healthcare Corp. 5.15%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	238,839

			1,277,491

		Household Products - 0.0%
	200,000	Reynolds Consumer Products LLC 2.15%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	192,406

		Insurance - 0.2%
	667,858	Asurion LLC 3.40%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	636,255

The accompanying notes are an integral part of these financial statements.

52

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 5.3% - (continued)
	Insurance - 0.2% - (continued)
$211,238	Hub International Ltd. 3.87%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	$197,459
	Sedgwick Claims Management Services, Inc.
177,750	3.65%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	162,799
148,875	4.40%, 09/03/2026, 1 mo. USD LIBOR + 4.000%	138,686

		1,135,199

	IT Services - 0.1%
	Science Applications International Corp.
246,250	2.28%, 10/31/2025, 1 mo. ICE LIBOR + 1.875%	239,426
170,000	2.65%, 03/12/2027, 1 mo. USD LIBOR + 2.250%	166,175

		405,601

	Leisure Time - 0.3%
435,145	Caesars Resort Collection LLC 3.15%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	366,248
200,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	182,036
249,155	Eldorado Resorts LLC 3.25%, 04/17/2024, 2 mo. USD LIBOR + 2.250%	234,986
246,075	Golden Entertainment, Inc. 3.75%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	200,551
223,750	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	193,544

		1,177,365

	Lodging - 0.1%
215,979	Boyd Gaming Corp. 2.39%, 09/15/2023, 1 Week USD LIBOR + 2.250%	199,917
222,979	Caesars Entertainment Operating Co. 2.40%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	214,758
149,022	Station Casinos LLC 2.66%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	130,994

		545,669

	Machinery - Construction & Mining - 0.0%
83,184	Pike Corp. 4.25%, 07/24/2026, 1 mo. USD LIBOR + 3.250%	79,805

	Media - 0.4%
117,000	Altice Financing S.A. 3.38%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	107,640
196,246	AVSC Holding Corp. 4.95%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	129,522
288,877	Charter Communications Operating LLC 2.16%, 02/01/2027, 3 mo. USD LIBOR + 1.750%	277,082
	CSC Holdings LLC
292,819	3.06%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	278,131
187,625	3.06%, 01/15/2026, 1 mo. ICE LIBOR + 2.250%	178,009
161,432	Gray Television, Inc. 3.49%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	151,612
223,187	ION Media Networks, Inc. 3.81%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	202,357
98,990	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	91,040
200,000	NASCAR Holdings, Inc. 3.38%, 10/19/2026, 1 mo. USD LIBOR + 2.750%	184,822
158,503	Nexstar Broadcasting, Inc. 3.74%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	148,399
119,700	Terrier Media Buyer, Inc. 5.70%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	111,022

		1,859,636

	Metal Fabricate/Hardware - 0.0%
153,575	Circor International, Inc. 4.25%, 12/11/2024, 3 mo. USD LIBOR + 3.250%	130,347

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 5.3% - (continued)
	Miscellaneous Manufacturing - 0.1%
$139,199	H.B. Fuller Co. 2.72%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	$133,561
180,000	Ingersoll-Rand Services Co. 2.15%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	170,460
243,750	USI, Inc. 3.40%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	229,023

		533,044

	Office/Business Equipment - 0.0%
125,000	Pitney Bowes, Inc. 5.91%, 01/17/2025, 1 mo. USD LIBOR + 5.500%	106,875

	Oil & Gas - 0.0%
103,425	NorthRiver Midstream Finance L.P. 4.68%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	82,961

	Oil & Gas Services - 0.1%
100,000	Buckeye Partners L.P. 3.77%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	93,438
99,250	Lower Cadence Holdings LLC 4.40%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	68,359
377,150	UGI Energy Services LLC 4.15%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	336,919

		498,716

	Packaging & Containers - 0.2%
198,500	Berry Global, Inc. 2.83%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	189,052
145,628	Flex Acquisition Co., Inc. 4.43%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	135,798
690,326	Reynolds Group Holdings, Inc. 3.15%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	656,817

		981,667

	Pharmaceuticals - 0.3%
190,750	Bausch Health Companies, Inc. 3.72%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	184,312
170,000	Bausch Health Cos., Inc. 3.47%, 11/27/2025, 1 mo. USD LIBOR + 2.750%	162,882
99,000	Catalent Pharma Solutions, Inc. 3.25%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	96,731
440,000	Elanco Animal Health, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 2.250%(8)	424,050
359,825	Endo Luxembourg Finance Co., S.a r.l. 5.00%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	326,318
266,679	IQVIA, Inc. 2.50%, 03/07/2024, 3 mo. USD LIBOR + 1.750%	255,545
164,588	Sunshine Luxembourg S.a.r.l. 5.32%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	150,392

		1,600,230

	Real Estate - 0.1%
178,590	KFC Holding Co. 2.47%, 04/03/2025, 1 mo. USD LIBOR + 1.750%	169,948
219,545	VICI Properties LLC 2.42%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	203,134

		373,082

	Retail - 0.2%
111,473	B.C. Unlimited Liability Co. 2.15%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	104,261
195,000	Bass Pro Group LLC 6.07%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	163,800
274,973	Coty, Inc. 3.17%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	221,009
308,189	Michaels Stores, Inc. 3.57%, 01/30/2023, 1 mo. USD LIBOR + 2.500%	252,869
150,000	PetSmart, Inc. 5.00%, 03/11/2022, 1 mo. USD LIBOR + 4.000%	145,313

The accompanying notes are an integral part of these financial statements.

53

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 5.3% - (continued)
	Retail - 0.2% - (continued)
$127,412	Staples, Inc. 6.02%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	$101,080

		988,332

	Semiconductors - 0.1%
133,688	Entegris, Inc. 2.40%, 11/06/2025, 1 mo. USD LIBOR + 2.000%	131,014
71,861	Microchip Technology, Inc. 2.41%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	68,897
101,743	ON Semiconductor Corp. 2.40%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	97,982

		297,893

	Software - 0.5%
152,798	Almonde, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	132,127
186,679	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	179,445
218,173	Go Daddy Operating Co. LLC 2.15%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	210,373
549,153	Infor U.S., Inc. 3.75%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	538,626
17,882	MA FinanceCo. LLC 2.90%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	16,415
120,758	Seattle Spinco, Inc. 2.90%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	110,856
259,980	SS&C Technologies Holdings Europe S.a.r.l 2.15%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	249,516
37,935	SS&C Technologies, Inc. 2.15%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	36,422
199,500	Ultimate Software Group, Inc. 4.15%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	189,934
204,225	Verint Systems, Inc. 2.99%, 06/28/2024, 1 mo. USD LIBOR + 2.000%	199,120
476,574	WEX, Inc. 2.65%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	447,026

		2,309,860

	Telecommunications - 0.3%
319,337	Altice France S.A. 4.50%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	294,065
147,881	Ciena Corp. 4.00%, 09/26/2025, 1 mo. USD LIBOR + 0.750%	145,515
100,000	LCPR Loan Financing LLC 5.81%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	97,750
252,996	Level 3 Financing, Inc. 2.15%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	241,821
285,000	T-Mobile USA, Inc. 0.00%, 04/01/2027, 1 mo. USD LIBOR + 1.750%(8)	283,116
225,000	Telenet Financing USD LLC 2.81%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	213,516

		1,275,783

	Transportation - 0.1%
139,649	Dynasty Acquisition Co., Inc. 4.95%, 04/06/2026, 3 mo. USD LIBOR + 3.500%	121,844
500,000	Genesee & Wyoming, Inc. 3.45%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	482,680

		604,524

	Total Senior Floating Rate Interests (cost $27,207,723)	$25,357,879

U.S. GOVERNMENT AGENCIES - 12.8%
	Mortgage-Backed Agencies - 12.8%
	FHLMC - 0.4%
1,055,894	2.84%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	962,046

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 12.8% - (continued)
	Mortgage-Backed Agencies - 12.8% - (continued)
	FHLMC - 0.4% - (continued)
$990,316	5.20%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	$840,059

		1,802,105

	FNMA – 0.2%
1,049,760	2.89%, 04/25/2031, 1 mo. USD LIBOR + 2.400%(1)(2)	979,931

	GNMA - 6.1%
16,270,000	2.50%, 05/20/2050(9)	17,177,561
11,400,000	2.50%, 06/22/2050(9)	12,005,625

		29,183,186

	UMBS - 6.1%
27,600,000	2.50%, 05/13/2050(9)	28,748,203

	Total U.S. Government Agencies (cost $60,616,764)	$60,713,425

U.S. GOVERNMENT SECURITIES - 76.5%
	U.S. Treasury Securities - 76.5%
	U.S. Treasury Bonds - 0.3%
$917,788	1.00%, 02/15/2048(5)	$1,210,164

	U.S. Treasury Notes - 76.2%
59,968,042	0.13%, 04/15/2021(5)(10)	59,048,297
59,413,594	0.13%, 07/15/2026(5)	61,424,896
17,041,305	0.38%, 01/15/2027(5)	17,895,534
51,737,924	0.50%, 01/15/2028(5)(10)(11)(12)	55,273,457
117,735,384	0.63%, 01/15/2026(5)(10)	124,222,620
32,995,399	0.75%, 07/15/2028(5)	36,221,581
5,669,833	0.88%, 01/15/2029(5)	6,311,634
500,000	1.13%, 02/28/2022	508,457
265,000	2.75%, 09/30/2020(10)	267,919

		361,174,395

	Total U.S. Government Securities (cost $346,340,051)	$362,384,559

	Total Long-Term Investments (cost $489,310,479)	$500,089,855

SHORT-TERM INVESTMENTS - 11.0%
	Other Investment Pools & Funds - 11.0%
52,191,951	Fidelity Institutional Government Fund, Institutional Class, 0.15%(13)	52,191,951

	Total Short-Term Investments (cost $52,191,951)	$52,191,951

Total Investments Excluding Purchased Options (cost $541,502,430)	116.5%	$552,281,806

Total Purchased Options (cost $72,770)	0.0%	$3,765

Total Investments (cost $541,575,200)	116.5%	$552,285,571
Other Assets and Liabilities	(16.5)%	(78,355,320)

Total Net Assets	100.0%	$473,930,251

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.

54

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $6,675,005, representing 1.4% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $12,142,989, representing 2.6% of net assets.

(7)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2020.

(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(9)	Represents or includes a TBA transaction.

(10)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2020, the market value of securities pledged was $2,562,846.

(11)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2020, the market value of securities pledged was $1,949,712.

(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2020, the market value of securities pledged was $635,660.

(13)	Current yield as of period end.

OTC Swaption Contracts Outstanding at April 30, 2020
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	BOA	1.70%	Pay	11/23/20	USD	2,905,000	2,905,000	$3,765	$72,770	$(69,005)

Total purchased OTC swaption contracts								$3,765	$72,770	$(69,005)

*	Swaptions with forward premiums.

The accompanying notes are an integral part of these financial statements.

55

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian Government 10-Year Bond Future	16	06/19/2020	$1,717,188	$6,758
U.S. Treasury 02-Year Note Future	102	06/30/2020	22,483,828	5,303
U.S. Treasury 10-Year Note Future	431	06/19/2020	59,935,938	781,489

Total				$793,550

Short position contracts:
U.S. Treasury Ultra Bond Future	13	06/19/2020	$2,922,157	$43,737
U.S. Treasury 5-Year Note Future	181	06/30/2020	22,712,672	(416,857)
U.S. Treasury 10-Year Ultra Future	97	06/19/2020	15,232,031	(949,750)

Total				$(1,322,870)

Total futures contracts				$(529,320)

OTC Credit Default Swap Contracts Outstanding at April 30, 2020
Reference Entity	Counterparty		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.34.V1	GSC	USD	12,060,000	5.00%	06/20/23	Quarterly	$—	$(447,946)	$(712,318)	$(264,372)
CMBX.NA.AAA.12	MSC	USD	1,605,000	0.50%	08/17/61	Monthly	940	—	(16,497)	(17,437)
CMBX.NA.AAA.12	MSC	USD	5,270,000	0.50%	08/17/61	Monthly	978	—	(54,167)	(55,145)

Total							$1,918	$(447,946)	$(782,982)	$(336,954)

Total OTC credit default swap contracts							$1,918	$(447,946)	$(782,982)	$(336,954)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2020
Counter-party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BCLY	2.00% Fixed	CPURNSA	USD	7,810,000	01/15/22	At Maturity	$—	$—	$(336,638)	$(336,638)
BCLY	2.29% Fixed	CPURNSA	USD	25,572,000	01/15/22	At Maturity	—	—	(1,298,341)	(1,298,341)
BOA	2.12% Fixed	CPURNSA	USD	8,580,000	01/15/24	At Maturity	—	—	(564,305)	(564,305)
CBK	0.01% Fixed	CPURNSA	USD	46,000,000	04/15/21	Annual	—	—	(61,095)	(61,095)

Total OTC interest rate swap contracts							$—	$—	$(2,260,379)	$(2,260,379)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2020
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	0.93% Fixed	USD	13,439,000	08/22/24	Annual	$—	$—	$(480,699)	$(480,699)
12 Mo. Federal Funds Rate	1.03% Fixed	USD	9,012,000	09/06/26	Annual	—	—	(465,487)	(465,487)
12 Mo. Federal Funds Rate	1.00% Fixed	USD	3,322,000	09/29/26	Annual	64,606	—	(159,947)	(224,553)
3 Mo. USD LIBOR	2.35% Fixed	USD	5,465,000	04/09/24	Semi-Annual	—	—	(428,185)	(428,185)
3 Mo. USD LIBOR	2.36% Fixed	USD	6,700,000	04/09/24	Semi-Annual	—	—	(525,215)	(525,215)
3 Mo. USD LIBOR	2.36% Fixed	USD	6,965,000	04/09/24	Semi-Annual	—	—	(546,963)	(546,963)
3 Mo. USD LIBOR	0.83% Fixed	USD	2,705,000	03/20/30	Semi-Annual	—	—	(52,704)	(52,704)

Total centrally cleared interest rate swap contracts						$64,606	$—	$(2,659,200)	$(2,723,806)

The accompanying notes are an integral part of these financial statements.

56

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Bond Forward Contracts Outstanding at April 30, 2020
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
BOA	U.S. Treasury Bonds, 0.13%, 07/15/2026	USD	9,127,999	05/29/2020	$(21,219)
GSC	U.S. Treasury Bonds, 0.38%, 07/15/2025	USD	23,188,458	05/29/2020	9,980
MSC	U.S. Treasury Bonds, 0.63%, 01/15/2026	USD	20,528,709	05/29/2020	(4,031)

Total bond forward contracts					$(15,270)

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
754,800,000	JPY	7,052,723	USD	SSG	05/29/20	$—	$(16,412)
56,320,000	MXN	2,251,449	USD	CBK	05/29/20	73,754	—
24,560,000	NOK	2,310,592	USD	JPM	05/29/20	87,032	—
175,410,000	RUB	2,344,818	USD	BOA	05/29/20	7,198	—
2,850,955	USD	14,019,000	BRL	MSC	06/17/20	282,240	—
1,379,539	USD	5,620,240,000	COP	JPM	06/17/20	—	(33,967)
12,456,808	USD	11,466,000	EUR	MSC	05/29/20	—	(115,397)
8,752,380	USD	137,981,266,000	IDR	MSC	05/29/20	—	(487,065)
2,991,090	USD	228,953,000	RUB	GSC	06/17/20	—	(71,335)
1,136,283	USD	19,012,000	ZAR	BNP	06/17/20	115,635	—

Total foreign currency contracts						$565,859	$(724,176)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$14,545,751	$—	$14,545,751	$—
Corporate Bonds	4,902,650	—	4,902,650	—
Foreign Government Obligations	32,185,591	—	32,185,591	—
Senior Floating Rate Interests	25,357,879	—	25,357,879	—
U.S. Government Agencies	60,713,425	—	60,713,425	—
U.S. Government Securities	362,384,559	—	362,384,559	—
Short-Term Investments	52,191,951	52,191,951	—	—
Purchased Options	3,765	—	3,765	—
Bond Forward Contracts(2)	9,980	—	9,980	—
Foreign Currency Contracts(2)	565,859	—	565,859	—
Futures Contracts(2)	837,287	837,287	—	—

Total	$553,698,697	$53,029,238	$500,669,459	$—

Liabilities
Bond Forward Contracts(2)	$(25,250)	$—	$(25,250)	$—
Foreign Currency Contracts(2)	(724,176)	—	(724,176)	—
Futures Contracts(2)	(1,366,607)	(1,366,607)	—	—
Swaps - Credit Default(2)	(336,954)	—	(336,954)	—
Swaps - Interest Rate(2)	(4,984,185)	—	(4,984,185)	—

Total	$(7,437,172)	$(1,366,607)	$(6,070,565)	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

57

Hartford Municipal Income Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8%
	Alabama - 1.6%
$150,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2046	$174,055
300,000	State of Alabama, Docks Department 5.00%, 10/01/2024	340,500
335,000	State of Alabama, Troy University 5.00%, 11/01/2023	374,192

		888,747

	Arizona - 1.2%
100,000	Maricopa County, AZ, Industrial Dev Auth 5.00%, 09/01/2042	111,113
200,000	Maricopa County, AZ, Pollution Control Corp. 5.00%, 06/01/2035	200,386
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	243,536
110,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(1)	103,014

		658,049

	California - 4.7%
50,000	Alameda County, Oakland, CA, Unified School Dist, GO 4.00%, 08/01/2034	54,424
100,000	City of Los Angeles, CA, Department of Airports 5.00%, 05/15/2026	114,199
45,000	Elk Grove, CA, Finance Auth Special Tax 5.00%, 09/01/2032	52,688
90,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	99,497
	Orange County, CA, Community Facs Dist, Special Tax
100,000	5.00%, 08/15/2023	108,837
150,000	5.00%, 08/15/2033	164,944
100,000	Romoland, CA, School Dist 5.00%, 09/01/2043	108,477
100,000	San Bernardino City, CA, Unified School Dist, GO 0.00%, 08/01/2027(2)	87,069
350,000	San Francisco California City & County Airport Comm-San Francisco International Airport 5.00%, 05/01/2043	391,482
255,000	San Joaquin Hills, CA, Transportation Corridor Agency 0.00%, 01/15/2025(2)	218,660
1,000,000	State of California, GO 4.00%, 03/01/2036	1,143,390

		2,543,667

	Colorado - 2.1%
	City & County of Denver, CO, Airport System Rev
300,000	5.00%, 12/01/2029	359,811
175,000	5.00%, 12/01/2036	220,614
150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2040	150,537
100,000	Denver, CO, Urban Renewal Auth 5.25%, 12/01/2039(1)	92,181
45,000	E-470 Public Highway, CO, Auth Rev 1.47%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(3)	44,962
	Park Creek, CO, Metropolitan Dist Rev
100,000	5.00%, 12/01/2023	112,136
120,000	5.00%, 12/01/2029	147,790
25,000	Vauxmont, CO, Metropolitan Dist 5.00%, 12/15/2030	28,498

		1,156,529

	Connecticut - 2.5%
200,000	City of Bridgeport, CT, GO 5.00%, 07/15/2048	228,658
	Connecticut State Health & Educational Facs Auth
215,000	5.00%, 07/01/2020	216,410
190,000	5.00%, 07/01/2024	198,717
60,000	5.00%, 07/01/2042	64,874
250,000	Hamden, CT, GO 5.00%, 08/15/2025	290,758
50,000	Hartford, CT, GO 5.00%, 07/01/2027	57,166
170,000	State of Connecticut, GO 5.00%, 06/15/2026	192,770
100,000	Waterbury, CT, GO 5.00%, 11/15/2047	116,109

		1,365,462

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	District of Columbia - 0.9%
$150,000	Dist of Columbia Rev 5.00%, 07/01/2042	$128,621
150,000	Dist of Columbia, GO 5.00%, 06/01/2032	170,035
175,000	Metropolitan Washington, DC, Airports Auth System Rev 5.00%, 10/01/2026	202,673

		501,329

	Florida - 4.4%
	Broward County, FL, Airport System Rev
55,000	4.00%, 10/01/2044	56,050
300,000	5.00%, 09/01/2028	356,538
70,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2048	64,611
200,000	Jacksonville, FL, Sales Tax Rev 5.00%, 10/01/2030	216,872
150,000	JEA, FL, Electric System Rev 5.00%, 10/01/2028	183,300
150,000	JEA, FL, Water & Sewer System Rev 5.00%, 10/01/2028	185,647
	Lee County, FL, Airport Rev
125,000	5.00%, 10/01/2032	141,786
100,000	5.00%, 10/01/2033	113,266
	Miami-Dade County, FL, Aviation Rev
15,000	5.00%, 10/01/2029	16,828
15,000	5.00%, 10/01/2031	16,676
20,000	5.00%, 10/01/2032	22,150
20,000	5.00%, 10/01/2033	22,097
65,000	Miami-Dade County, FL, Seaport Department Rev 5.00%, 10/01/2023	71,958
100,000	Orange County, FL, Health Facs Auth 5.00%, 08/01/2031	101,979
265,000	Polk County, FL, Industrial Dev Auth 5.00%, 01/01/2029	272,105
200,000	Port St. Lucie, FL, Special Assessment 4.00%, 07/01/2027	228,334
60,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	69,678
200,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	172,264
70,000	Volusia County, FL, Educational Facs Auth 4.00%, 10/15/2035	72,431

		2,384,570

	Georgia - 2.4%
	Burke County, GA, Dev Auth Rev
165,000	2.25%, 10/01/2032(4)	162,457
70,000	2.35%, 10/01/2032(4)	70,163
125,000	3.00%, 11/01/2045(4)	125,774
30,000	Georgia Housing & Finance Auth Rev 3.50%, 06/01/2039	31,051
	Main Street Natural Gas, Inc., GA
170,000	5.00%, 05/15/2032	188,100
315,000	5.50%, 09/15/2028	382,375
	Municipal Electric Auth, GA
135,000	5.00%, 01/01/2024	143,968
100,000	5.00%, 01/01/2028	109,843
85,000	5.00%, 01/01/2056	89,706

		1,303,437

	Hawaii - 0.3%
150,000	State of Hawaii Airports System Rev 5.00%, 07/01/2031	173,704

	Illinois - 16.2%
65,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 0.00%, 01/01/2025(2)	60,587
100,000	Chicago, IL, Board of Education Rev 5.75%, 04/01/2035	103,852
	Chicago, IL, Board of Education, GO
150,000	5.00%, 12/01/2027	152,067
200,000	5.00%, 12/01/2046	183,116

The accompanying notes are an integral part of these financial statements.

58

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Illinois - 16.2% - (continued)
$200,000	5.25%, 12/01/2023	$208,664
140,000	5.25%, 12/01/2039	134,315
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
235,000	5.00%, 12/01/2025	277,009
270,000	5.25%, 12/01/2032	350,870
	Chicago, IL, Midway International Airport Rev
100,000	5.00%, 01/01/2023	105,290
250,000	5.00%, 01/01/2041	259,837
105,000	Chicago, IL, O’Hare International Airport 5.00%, 01/01/2032	114,133
	Chicago, IL, Transit Auth
75,000	5.00%, 06/01/2020	75,215
100,000	5.00%, 12/01/2044	108,220
250,000	5.00%, 12/01/2046	274,045
160,000	5.25%, 12/01/2024	170,350
	City of Chicago, IL, GO
85,000	5.00%, 01/01/2022	86,128
250,000	5.00%, 01/01/2026	255,602
	City of Decatur, IL, GO
110,000	5.00%, 03/01/2034	127,741
150,000	5.00%, 03/01/2035	173,568
	Cook County, IL, Community High School Dist No. 212 Leyden
105,000	5.00%, 12/01/2027	121,339
170,000	5.00%, 12/01/2030	195,641
105,000	Cook County, IL, GO 5.00%, 11/15/2028	105,398
	Illinois State Finance Auth Rev
45,000	5.00%, 09/01/2021	47,027
150,000	5.00%, 11/15/2030	165,942
115,000	5.00%, 08/15/2033	136,742
245,000	5.00%, 08/15/2035	263,380
150,000	5.00%, 10/01/2041	162,051
	Illinois State Toll Highway Auth, Taxable Rev
300,000	5.00%, 01/01/2030	377,175
100,000	5.00%, 01/01/2031	121,571
150,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2035	167,904
	Kane County, IL, School Dist No. 131 Aurora East Side, GO
75,000	5.00%, 12/01/2025	88,935
130,000	5.00%, 12/01/2026	157,054
100,000	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist, GO 5.00%, 01/01/2023	109,868
	Metropolitan Pier & Exposition Auth, IL
125,000	0.00%, 06/15/2020(2)	124,655
105,000	4.85%, 12/15/2042(5)	50,585
200,000	5.00%, 12/15/2045	184,526
	Railsplitter, IL, Tobacco Settlement Auth
200,000	5.00%, 06/01/2023	220,704
70,000	5.00%, 06/01/2027	82,914
	Regional Transportation, IL, Auth Rev
80,000	5.00%, 06/01/2026	87,278
125,000	6.25%, 07/01/2022	136,436
150,000	Sales Tax Securitization Corp., IL 5.00%, 01/01/2029	168,880
1,000,000	Sales Tax Securitization Corp., IL Rev 5.00%, 01/01/2037	1,110,090
	State of Illinois, GO
225,000	5.00%, 11/01/2021	225,576
50,000	5.00%, 02/01/2027	48,670
400,000	5.00%, 11/01/2027	387,532
250,000	5.00%, 05/01/2029	240,882
105,000	5.00%, 11/01/2029	101,007
90,000	University of Illinois, IL, Auxiliary Facs Rev 5.00%, 04/01/2024	96,349

		8,706,720

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Indiana - 0.4%
$84,135	City of Evansville, IN 3.00%, 06/01/2034	$83,577
115,000	Indiana Municipal Power Agency 5.00%, 01/01/2033	139,268

		222,845

	Iowa - 0.1%
45,000	State of Iowa, Finance Auth 2.88%, 05/15/2049	43,064

	Kentucky - 0.6%
225,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2035	249,419
90,000	Kentucky Economic Dev Finance Auth 5.00%, 12/01/2047	92,316

		341,735

	Louisiana - 1.3%
	Louisiana State Local Gov’t Environmental Facs & Community Dev Auth Rev
100,000	5.75%, 11/15/2030	98,833
100,000	6.00%, 11/15/2030	100,932
	Louisiana State Public Facs Auth Rev
100,000	5.00%, 05/15/2035	108,745
100,000	5.00%, 05/15/2047	106,873
40,000	6.38%, 05/15/2031	42,314
200,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2038	221,536

		679,233

	Maine - 0.5%
250,000	Maine State Housing Auth Rev 2.80%, 11/15/2022	257,632

	Maryland - 0.1%
50,000	Maryland Health & Higher Educational Facs Auth 2.88%, 07/01/2023	49,233

	Massachusetts - 2.9%
	Massachusetts Dev Finance Agency, Rev
100,000	5.00%, 07/01/2034	109,379
150,000	5.00%, 07/01/2048	162,599
	Massachusetts Housing Finance Agency
330,000	3.15%, 06/01/2023	344,678
300,000	3.30%, 06/01/2024	316,020
	Massachusetts State Dev Finance Agency
145,000	5.00%, 07/01/2037	151,380
150,000	5.00%, 07/01/2044	161,211
100,000	5.00%, 10/01/2047(1)	92,427
200,000	Massachusetts State, Port Auth 4.00%, 07/01/2046	203,844

		1,541,538

	Michigan - 4.7%
85,000	City of Detroit, MI, GO 5.00%, 04/01/2022	86,339
450,000	Ecorse, MI, Public School Dist, GO 5.00%, 05/01/2027	551,907
150,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2046	173,999
250,000	Lansing, MI, School Dist, GO 5.00%, 05/01/2037	304,027
	Michigan Finance Auth Rev
165,000	5.00%, 11/01/2034	200,543
100,000	5.00%, 07/01/2035	114,497
100,000	5.00%, 05/15/2038	109,239
90,000	Michigan State Hospital Finance Auth 5.00%, 11/15/2047	106,020
300,000	New Haven, MI, Community Schools, GO 5.00%, 05/01/2032	367,797
	Richmond, MI, Community Schools, GO
255,000	5.00%, 05/01/2030	320,713
60,000	5.00%, 05/01/2031	74,968
50,000	State of Michigan Rev 5.00%, 03/15/2027	60,967
35,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	39,678

		2,510,694

The accompanying notes are an integral part of these financial statements.

59

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Minnesota - 1.3%
	Duluth, MN, Independent School Dist No. 709
$20,000	4.00%, 02/01/2027	$22,337
250,000	5.00%, 02/01/2024	282,100
79,642	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	80,749
100,000	Minneapolis-St. Paul, MN, Metropolitan Airports Commission 5.00%, 01/01/2031	113,377
200,000	St. Francis, MN, Independent School Dist No. 15 4.00%, 02/01/2029	212,686

		711,249

	Mississippi - 0.8%
400,000	State of Mississippi 5.00%, 10/15/2037	440,704

	Missouri - 2.0%
250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist 4.00%, 10/01/2036	275,837
165,000	City of St. Louis, MO, Airport Rev 5.00%, 07/01/2031	189,430
200,000	Kansas City, MO, Industrial Dev Auth 5.00%, 03/01/2039	222,792
	Kirkwood, MO, Industrial Dev Auth Retirement Community
100,000	5.25%, 05/15/2032	96,624
100,000	5.25%, 05/15/2050	86,277
200,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2023	198,658

		1,069,618

	Montana - 0.6%
120,000	Montana Board of Housing 4.25%, 12/01/2045	128,636
150,000	Montana Facs Finance Auth Rev 5.00%, 02/15/2033	170,906

		299,542

	Nebraska - 0.6%
300,000	Central Plains, NE, Energy Project 5.00%, 09/01/2025	332,646

	Nevada - 2.1%
100,000	City of North Las Vegas, NV 3.50%, 06/01/2023	98,532
150,000	City of Reno, NV, Sales Tax Rev 5.00%, 06/01/2033	181,290
45,000	City of Sparks, NV 2.50%, 06/15/2024(1)	43,289
140,000	Clark County, NV, Airport Rev 5.00%, 07/01/2026	148,403
	Clark County, NV, School Dist, GO
225,000	5.00%, 06/15/2028	261,929
100,000	5.00%, 06/15/2029	117,631
250,000	Las Vegas, NV, New Convention Center Auth Rev 5.00%, 07/01/2043	258,845

		1,109,919

	New Hampshire - 0.2%
70,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	85,063

	New Jersey - 1.4%
75,000	New Jersey Economic Dev Auth 5.00%, 06/15/2023	77,012
50,000	New Jersey Health Care Facs Financing Auth Rev 5.25%, 07/01/2026	52,596
	New Jersey Transportation Trust Fund Auth
65,000	5.00%, 12/15/2023	66,938
70,000	5.00%, 12/15/2024	72,375
350,000	5.50%, 12/15/2020	354,627
90,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	105,756

		729,304

	New Mexico - 0.3%
205,000	City of Santa Fe, NM Rev 5.00%, 05/15/2039	185,589

	New York - 11.7%
	City of New York, NY, GO
650,000	0.17%, 04/01/2042(4)	650,000
125,000	5.00%, 03/01/2039	149,328

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	New York - 11.7% - (continued)
	Metropolitan Transportation Auth, NY, Rev
$500,000	5.00%, 11/15/2034(4)	$513,135
300,000	5.00%, 11/15/2036	333,276
100,000	5.25%, 11/15/2027	115,505
100,000	5.25%, 11/15/2036	112,559
70,000	5.25%, 11/15/2040	71,729
	New York State Dormitory Auth Rev
2,000,000	0.15%, 07/01/2031(4)	2,000,000
450,000	4.00%, 02/15/2037	495,769
150,000	5.00%, 03/15/2031	174,195
100,000	New York State Liberty Dev Corp. Rev 5.25%, 10/01/2035	124,626
100,000	New York Transportation Dev Corp. Rev 5.00%, 07/01/2046	101,311
300,000	Port Auth of New York & New Jersey Rev 5.00%, 11/01/2038	341,925
	State of New York Mortgage Agency
300,000	3.25%, 10/01/2024	317,823
300,000	3.25%, 04/01/2025	314,520
210,000	3.50%, 10/01/2032	218,154
	Syracuse, NY, Industrial Dev Agency
110,000	5.00%, 01/01/2031	98,853
50,000	5.00%, 01/01/2033	43,945
100,000	TSASC, Inc., NY 5.00%, 06/01/2023	107,513

		6,284,166

	North Carolina - 0.7%
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
250,000	5.00%, 01/01/2031	253,232
30,000	5.00%, 01/01/2039	28,768
120,000	5.00%, 01/01/2044	117,707

		399,707

	Ohio - 2.7%
50,000	Allen County, OH, Hospital Facs Rev 5.00%, 12/01/2035	58,443
200,000	American Municipal Power, Inc., OH 4.00%, 02/15/2036	213,780
	Buckeye, OH, Tobacco Settlement Finance Auth
750,000	0.00%, 06/01/2057(2)	78,818
730,000	5.00%, 06/01/2055	649,707
	Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022	63,071
55,000	5.00%, 01/01/2023	59,330
150,000	Cleveland, OH, Department of Public Utilities 5.00%, 11/15/2030	186,188
140,000	State of Ohio, GO 5.00%, 06/15/2036	173,225

		1,482,562

	Oklahoma - 0.7%
	Oklahoma Dev Finance Auth
340,000	1.63%, 07/06/2023	321,939
35,000	5.25%, 08/15/2048	36,099
35,000	5.50%, 08/15/2057	36,362

		394,400

	Oregon - 0.8%
55,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO 5.00%, 06/15/2038(5)	66,027
40,000	Marion County, OR, School Dist No. 15 North Marion, GO 0.00%, 06/15/2037(2)	22,722
35,000	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow, GO 0.00%, 06/15/2038(2)	19,703

The accompanying notes are an integral part of these financial statements.

60

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Oregon - 0.8% - (continued)
$55,000	Salem Hospital Facs Auth, OR 5.00%, 05/15/2025	$56,825
115,000	State of Oregon Housing & Community Services Department 4.50%, 01/01/2049	123,777
210,000	Umatilla County, OR, School Dist No. 8R Hermiston, GO 0.00%, 06/15/2038(2)	118,684

		407,738

	Pennsylvania - 4.3%
150,000	Allegheny County, PA, Port Auth 5.25%, 03/01/2021	155,095
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	362,232
160,000	City of Philadelphia, PA, Redev Auth 5.00%, 04/15/2025	181,594
150,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2027	173,626
195,000	Erie, PA, City School Dist, GO 5.00%, 04/01/2029	244,353
90,000	Harrisburg, PA, School Dist, GO 5.00%, 11/15/2026	109,369
100,000	Lancaster County, PA, Hospital Auth 5.13%, 07/01/2037	89,317
100,000	Montgomery County, PA, Industrial Dev Auth Rev 5.00%, 12/01/2025	102,885
210,000	Pennsylvania Housing Finance Agency 4.75%, 04/01/2033	226,850
	Pennsylvania Turnpike Commission Rev
90,000	5.00%, 12/01/2031	106,089
145,000	5.00%, 12/01/2037	160,529
250,000	Philadelphia, PA, School Dist, GO 4.00%, 09/01/2036	274,640
50,000	Pittsburgh, PA, Water & Sewer Auth 5.00%, 09/01/2033	62,052
75,000	Wilkes-Barre Area, PA, School Dist, GO 5.00%, 04/15/2059	86,879

		2,335,510

	Puerto Rico - 0.9%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
1,775,000	0.00%, 07/01/2051(2)	308,406
175,000	5.00%, 07/01/2058	163,987

		472,393

	Rhode Island - 0.5%
80,000	Rhode Island Health & Educational Building Corp. 5.00%, 05/15/2028	96,624
50,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	51,255
130,000	Rhode Island Student Loan Auth 3.00%, 12/01/2024	133,149

		281,028

	South Carolina - 0.7%
150,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2028	174,502
	South Carolina State Public Service Auth
50,000	5.00%, 12/01/2031	53,535
50,000	5.00%, 12/01/2034	53,079
100,000	5.00%, 12/01/2050	104,564

		385,680

	South Dakota - 0.6%
295,000	South Dakota Housing Dev Auth 4.00%, 11/01/2049	316,476

	Tennessee - 1.6%
300,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2039	321,990
150,000	Shelby County, TN, Health Educational & Housing Facs Board Rev 5.00%, 09/01/2025(1)	132,501
200,000	Tennessee Energy Acquisition Corp. 5.25%, 09/01/2026	223,968
155,000	Tennessee Housing Dev Agency 3.50%, 01/01/2047	161,288

		839,747

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Texas - 8.3%
	Arlington, TX, Higher Education Finance Corp. Rev
$150,000	4.00%, 08/15/2030	$164,895
250,000	5.00%, 02/15/2027	301,242
200,000	Austin, TX, Airport System Rev 5.00%, 11/15/2031	218,350
100,000	Austin, TX, Independent School Dist, GO 4.00%, 08/01/2033	114,619
250,000	Central Texas Turnpike System Rev 5.00%, 08/15/2042	258,835
	City of San Antonio, TX, Electric & Gas Systems Rev
165,000	1.75%, 02/01/2049(4)	163,160
210,000	5.00%, 07/01/2026	237,523
250,000	Conroe, TX, Independent School Dist, GO 3.00%, 02/15/2036	260,695
150,000	El Paso, TX, Independent School Dist, GO 5.00%, 08/15/2027	181,023
110,000	Harris County, TX, Toll Road Auth 5.00%, 08/15/2031	134,548
290,000	Keller, TX, Independent School Dist, GO 4.00%, 02/15/2037	332,879
75,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2023	82,027
150,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2040	169,230
100,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2031	96,276
130,000	North Texas Tollway Auth Rev 5.00%, 01/01/2031	156,793
250,000	Northside, TX, Independent School Dist, GO 4.00%, 08/15/2034	289,807
245,000	SA Energy Acquisition, TX, Public Facs Corp. 5.50%, 08/01/2022	260,700
500,000	State of Texas, GO 4.00%, 08/27/2020	505,510
250,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2025	285,870
60,000	Texas Transportation Commission 0.00%, 08/01/2038(2)	25,774
200,000	Wylie, TX, Independent School Dist, GO 4.00%, 08/15/2036	231,888

		4,471,644

	Utah - 0.6%
175,000	Salt Lake County, UT 5.13%, 02/15/2033	199,341
110,000	State of Utah, GO 3.00%, 07/01/2034	115,979

		315,320

	Virginia - 0.2%
90,000	Wise County, VA, Industrial Dev Auth Rev 1.88%, 11/01/2040(4)	89,965

	Washington - 1.1%
140,000	Port of Seattle, WA 5.00%, 05/01/2028	165,183
	Washington State Health Care Facs Auth Rev
115,000	5.00%, 01/01/2026	130,154
145,000	5.38%, 01/01/2040	151,194
150,000	Washington State Housing Finance Commission 5.00%, 01/01/2039(1)	133,749

		580,280

	Wisconsin - 2.2%
	Public Finance Auth, WI
500,000	4.00%, 07/01/2059	512,200
100,000	5.00%, 10/01/2043(1)	91,491
95,000	5.00%, 10/01/2044	105,693
150,000	5.00%, 07/01/2048	165,926
100,000	5.00%, 10/01/2048(1)	89,686

The accompanying notes are an integral part of these financial statements.

61

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.8% - (continued)
	Wisconsin - 2.2% - (continued)
	Wisconsin Health & Educational Facs Auth
$155,000	5.00%, 11/01/2024	$155,060
45,000	5.00%, 11/01/2025	44,915

		1,164,971

	Total Municipal Bonds (cost $51,023,393)	$50,513,409

SHORT-TERM INVESTMENTS - 5.7%
	Other Investment Pools & Funds - 5.7%
3,036,490	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(6)	$3,036,490

	Total Short-Term Investments (cost $3,036,490)	$3,036,490

Total Investments (cost $54,059,883)	99.5%	$53,549,899
Other Assets and Liabilities	0.5%	280,003

Total Net Assets	100.0%	$53,829,902

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $778,338, representing 1.4% of net assets.

(2)	Security is a zero-coupon bond.

(3)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(6)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$50,513,409	$—	$50,513,409	$—
Short-Term Investments	3,036,490	3,036,490	—	—

Total	$53,549,899	$3,036,490	$50,513,409	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

62

The Hartford Municipal Opportunities Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8%
	Alabama - 2.8%
	Alabama Federal Aid Highway Finance Auth
$1,615,000	5.00%, 09/01/2026	$1,775,257
1,250,000	5.00%, 09/01/2034	1,491,700
1,415,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	1,706,999
3,000,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042	3,505,230
2,660,000	Jefferson County, AL, GO 5.00%, 04/01/2024	3,025,032
	Lower Alabama Gas Dist
9,855,000	4.00%, 12/01/2050(1)	10,483,946
4,000,000	5.00%, 09/01/2031	4,767,400
	State of Alabama, Docks Department
230,000	5.00%, 10/01/2024	261,050
1,000,000	5.00%, 10/01/2032	1,165,100
	State of Alabama, Troy University
1,000,000	5.00%, 11/01/2025	1,174,230
1,250,000	5.00%, 11/01/2026	1,500,550
1,620,000	5.00%, 11/01/2027	1,978,619

		32,835,113

	Alaska - 0.3%
	CIVICVentures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,128,880
1,000,000	5.00%, 09/01/2026	1,061,460

		3,190,340

	Arizona - 0.8%
2,000,000	City of Phoenix, AZ, Civic Improvement Corp. 4.00%, 07/01/2038	2,063,120
4,925,000	Maricopa County, AZ, Pollution Control Corp. 5.00%, 06/01/2035	4,934,505
855,000	Salt Verde Financial Corp., AZ, Rev 5.25%, 12/01/2020	871,391
90,000	Sundance, AZ, Community Facs Dist 7.13%, 07/01/2027(2)	88,631
2,200,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(2)	2,060,278

		10,017,925

	California - 6.5%
1,000,000	Alameda County, Oakland, CA, Unified School Dist 4.00%, 08/01/2036	1,080,310
475,000	Alameda County, Oakland, CA, Unified School Dist, GO 4.00%, 08/01/2034	517,023
1,050,000	California County, CA, Tobacco Securitization Agency 5.00%, 06/01/2022	1,085,280
1,000,000	California Health Facs Finance Auth Rev 5.00%, 02/01/2029	1,183,830
	California State Communities Dev Auth Rev
535,000	5.00%, 10/01/2022	547,562
1,000,000	5.63%, 10/01/2032	1,029,270
2,000,000	California State Public Works Board, Lease Rev 5.25%, 10/01/2023	2,116,740
19,735,000	California State, GO 0.08%, 05/01/2033(1)	19,735,000
3,000,000	California State, GO Taxable 5.00%, 08/01/2029	3,581,970
1,000,000	City of Los Angeles, CA, Department of Airports Rev 5.00%, 05/15/2029	1,172,190
	Elk Grove, CA, Finance Auth Special Tax
315,000	5.00%, 09/01/2031	369,520
910,000	5.00%, 09/01/2032	1,065,473
2,600,000	Fresno, CA, Unified School Dist 0.00%, 08/01/2031(3)	1,877,512
	Hemet, CA, Unified School Dist Financing Auth
1,440,000	5.00%, 09/01/2030	1,575,965
1,535,000	5.00%, 09/01/2031	1,667,210
	Inglewood, CA, Redevelopment Agency
1,000,000	5.00%, 05/01/2028	1,209,160
1,000,000	5.00%, 05/01/2029	1,199,510

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	California - 6.5% - (continued)
$5,225,000	Long Beach, CA, Finance Auth Natural Gas 2.58%, 11/15/2027, 3 mo. USD LIBOR + 1.450%(4)	$4,878,635
	Oakland, CA, Airport Rev
500,000	5.00%, 05/01/2023	530,005
2,000,000	5.00%, 05/01/2026	2,055,860
	Orange County, CA, Community Facs Dist Special Tax
980,000	5.00%, 08/15/2034	1,059,517
1,000,000	5.00%, 08/15/2036	1,084,460
2,500,000	5.00%, 08/15/2041	2,693,400
1,000,000	Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation 5.00%, 09/01/2029	1,133,990
2,000,000	Romoland, CA, School Dist 5.00%, 09/01/2048	2,151,980
60,000	San Diego, CA, Redevelopment Agency, Centre City Sub Package 5.25%, 09/01/2026	60,191
	San Diego, CA, United School Dist
805,000	4.00%, 07/01/2034	881,298
865,000	4.00%, 07/01/2035	944,217
1,400,000	San Francisco, CA, City & County Airport 5.00%, 05/01/2042	1,550,038
8,650,000	San Francisco, CA, City & County Airport Comm-San Francisco International Airport 5.00%, 05/01/2043	9,675,198
	Santa Margarita, CA, Water Dist Special Tax
475,000	4.25%, 09/01/2021	486,842
485,000	5.00%, 09/01/2022	511,568
475,000	5.00%, 09/01/2023	510,991
480,000	5.00%, 09/01/2024	516,206
480,000	5.00%, 09/01/2025	514,613
2,065,000	5.00%, 09/01/2028	2,271,748
1,500,000	Stockton, CA, Redevelopment Agency 5.00%, 09/01/2029	1,749,795

		76,274,077

	Colorado - 2.8%
	Arapahoe County, CO, School Dist No. 6 Littleton, GO
1,230,000	5.50%, 12/01/2032	1,582,752
1,655,000	5.50%, 12/01/2034	2,104,895
	City & County of Denver, CO, Airport System Rev
7,985,000	5.00%, 12/01/2029	9,576,969
1,000,000	5.00%, 12/01/2034	1,253,610
1,575,000	5.00%, 12/01/2036	1,985,524
	Colorado Health Facs Auth Rev
1,330,000	1.92%, 10/01/2039, 1 mo. USD LIBOR + 1.250%(4)	1,314,306
6,665,000	5.00%, 08/01/2044	7,110,155
1,440,000	Denver, CO, Urban Renewal Auth 5.25%, 12/01/2039(2)	1,327,406
1,930,000	E-470 Public Highway, CO, Auth Rev 1.47%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(4)	1,928,359
	Park Creek, CO, Metropolitan Dist Rev
2,000,000	5.00%, 12/01/2029	2,325,080
1,195,000	5.00%, 12/01/2033	1,436,976
	Vauxmont, CO, Metropolitan Dist
230,000	5.00%, 12/15/2023	255,482
125,000	5.00%, 12/15/2025	144,535
50,000	5.00%, 12/15/2026	57,721
225,000	5.00%, 12/15/2030	256,486
160,000	5.00%, 12/15/2032	180,970

		32,841,226

	Connecticut - 3.0%
6,500,000	City of Bridgeport, CT, GO 5.00%, 08/15/2025	7,633,595

The accompanying notes are an integral part of these financial statements.

63

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Connecticut - 3.0% - (continued)
	Connecticut Housing Finance Auth
$315,000	4.00%, 11/15/2044	$324,053
965,000	4.00%, 11/15/2045	1,005,762
1,485,000	4.00%, 05/15/2047	1,574,189
	Connecticut State Health & Educational Facs Auth
5,265,000	5.00%, 07/01/2020	5,299,538
440,000	5.00%, 07/01/2027	464,138
430,000	5.00%, 07/01/2028	454,858
475,000	5.00%, 07/01/2029	502,821
720,000	5.00%, 07/01/2030	755,244
400,000	5.00%, 07/01/2031	416,140
950,000	Hartford, CT, GO 5.00%, 07/01/2027	1,086,154
1,500,000	New Britain, CT, GO 5.00%, 03/01/2031	1,783,875
2,600,000	New Haven, CT, GO 5.00%, 08/01/2024	2,890,914
	State of Connecticut, GO
470,000	5.00%, 04/15/2022	501,448
250,000	5.00%, 03/15/2024	278,063
1,450,000	5.00%, 03/15/2025	1,640,747
750,000	5.00%, 05/15/2025	851,498
2,425,000	5.00%, 06/15/2026	2,809,168
2,500,000	5.00%, 04/15/2029	2,908,100
	Waterbury, CT, GO
405,000	5.00%, 11/15/2031	490,281
1,000,000	5.00%, 11/15/2032	1,203,210

		34,873,796

	District of Columbia - 0.1%
	Dist of Columbia Rev
735,000	5.00%, 07/01/2032	681,727
270,000	5.00%, 07/01/2037	241,296

		923,023

	Florida - 5.5%
	Broward County, FL, Airport System Rev
1,330,000	0.00%, 10/01/2031(3)	953,517
1,000,000	0.00%, 10/01/2032(3)	687,230
2,175,000	4.00%, 10/01/2044	2,216,542
265,000	5.00%, 10/01/2020	268,625
285,000	5.00%, 10/01/2021	297,745
1,250,000	5.00%, 10/01/2024	1,404,062
2,830,000	5.00%, 09/01/2028	3,363,342
1,979,843	Capital Trust Agency, FL, MF Rev 2.77%, 09/01/2027	1,978,259
1,430,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2048	1,319,904
2,065,000	Escambia County, FL, Health Facs Auth Rev 4.00%, 08/15/2050	1,989,731
3,380,000	Gainesville, FL, Utilities System Rev 5.00%, 10/01/2047	4,069,419
	Greater Orlando, FL, Aviation Auth
2,040,000	5.00%, 10/01/2024	2,131,739
5,000,000	5.00%, 10/01/2033	5,752,900
5,000,000	5.00%, 10/01/2034	5,730,750
500,000	Magnolia Creek, FL, Community Dev Dist Capital Improvement 5.90%, 05/01/2039*	90,000
1,000,000	Manatee County, FL, School Dist 5.00%, 10/01/2030	1,214,590
190,000	Miami Beach, FL, Health Facs Auth 5.00%, 11/15/2020	193,133
1,000,000	Miami Beach, FL, Redevelopment Agency 5.00%, 02/01/2026	1,129,570
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,071,300
2,500,000	5.00%, 10/01/2026	2,734,825
530,000	5.00%, 10/01/2027	591,056
200,000	5.00%, 10/01/2035	202,604

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Florida - 5.5% - (continued)
	Orange County, FL, Health Facs Auth
$1,190,000	5.00%, 08/01/2024	$1,227,497
1,280,000	5.00%, 08/01/2025	1,323,994
1,350,000	5.00%, 08/01/2026	1,398,168
	Palm Beach County, FL, Health Facs Auth
1,000,000	6.75%, 06/01/2024	1,035,080
1,000,000	6.80%, 06/01/2025	1,035,770
	Polk County, FL, Industrial Dev Auth
1,750,000	5.00%, 01/01/2039	1,690,150
4,850,000	5.00%, 01/01/2055	4,427,274
	Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,406,200
3,000,000	4.00%, 07/01/2029	3,392,130
1,150,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	1,335,495
3,330,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	2,868,196
	Volusia County, FL, Educational Facs Auth
60,000	4.00%, 10/15/2035	62,084
55,000	4.00%, 10/15/2036	56,669
750,000	4.00%, 10/15/2037	770,055
750,000	4.00%, 10/15/2038	767,587

		64,187,192

	Georgia - 2.6%
	Burke County, GA, Dev Auth Rev
1,740,000	2.05%, 10/01/2032(1)	1,740,539
2,665,000	2.25%, 10/01/2032(1)	2,623,932
2,860,000	2.35%, 10/01/2032(1)	2,866,664
4,450,000	3.00%, 11/01/2045(1)	4,477,545
	Main Street Natural Gas, Inc., GA
2,150,000	4.00%, 08/01/2049(1)	2,305,854
4,165,000	5.00%, 05/15/2032	4,608,448
	Municipal Electric Auth, GA
1,170,000	5.00%, 01/01/2022	1,208,879
1,000,000	5.00%, 11/01/2022	1,046,660
1,075,000	5.00%, 01/01/2024	1,127,664
6,420,000	5.00%, 01/01/2028	7,070,189
1,700,000	5.00%, 01/01/2056	1,794,112

		30,870,486

	Hawaii - 0.2%
2,000,000	State of Hawaii Airports System 5.00%, 08/01/2022	2,128,580

	Illinois - 15.7%
	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO
530,000	0.00%, 01/01/2025(3)	494,013
765,000	0.00%, 01/01/2027(3)	678,907
	Chicago, IL, Board of Education Rev
1,000,000	5.00%, 04/01/2046	943,620
715,000	6.00%, 04/01/2046	738,731
	Chicago, IL, Board of Education, GO
2,500,000	0.00%, 12/01/2025(3)	2,024,700
1,030,000	5.00%, 12/01/2022	1,047,871
600,000	5.00%, 12/01/2023	611,256
1,000,000	5.00%, 12/01/2024	1,131,910
3,500,000	5.00%, 12/01/2034	3,420,410
1,510,000	5.00%, 12/01/2042	1,408,649
3,760,000	5.00%, 12/01/2046	3,442,581
500,000	5.25%, 12/01/2020	511,565
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
3,500,000	5.00%, 12/01/2027	4,064,900
2,530,000	5.00%, 12/01/2031	2,636,817
1,700,000	5.25%, 12/01/2032	2,209,184

The accompanying notes are an integral part of these financial statements.

64

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Illinois - 15.7% - (continued)
	Chicago, IL, Midway International Airport Rev
$500,000	5.00%, 01/01/2021	$507,175
1,420,000	5.00%, 01/01/2031	1,526,571
	Chicago, IL, Transit Auth
3,000,000	5.00%, 06/01/2020	3,008,550
415,000	5.00%, 06/01/2025	483,728
8,250,000	5.00%, 12/01/2046	9,043,485
800,000	5.25%, 12/01/2027	848,384
5,000,000	5.25%, 12/01/2028	5,297,550
	City of Chicago, IL, GO
325,000	0.00%, 01/01/2026(3)	254,797
1,280,000	5.00%, 01/01/2021	1,308,729
215,000	5.00%, 01/01/2022	217,853
65,000	5.00%, 01/01/2023	66,081
1,000,000	5.00%, 12/01/2023	1,003,540
2,000,000	5.00%, 01/01/2024	2,042,340
	City of Chicago, IL, Wastewater Transmission Rev
1,000,000	5.00%, 01/01/2028	1,117,420
2,500,000	5.00%, 01/01/2029	2,786,525
	City of Chicago, IL, Waterworks Rev
135,000	5.00%, 11/01/2023	141,399
1,000,000	5.00%, 11/01/2027	1,085,640
1,020,000	5.00%, 11/01/2028	1,082,852
1,205,000	5.00%, 11/01/2029	1,254,754
3,465,000	Cook County, IL, Community Consolidated School Dist No. 15, GO 5.00%, 12/01/2024	4,000,862
	Cook County, IL, Community High School Dist No. 212 Leyden
1,775,000	5.00%, 12/01/2026	2,053,764
310,000	5.00%, 12/01/2027	358,239
1,000,000	5.00%, 12/01/2034	1,147,010
	Cook County, IL, GO
1,000,000	5.00%, 11/15/2026	1,048,460
4,300,000	5.00%, 11/15/2027	4,495,306
	Illinois Finance Auth
320,000	5.00%, 09/01/2020	323,715
240,000	5.00%, 09/01/2022	250,327
	Illinois State Finance Auth Rev
1,000,000	5.00%, 10/01/2023	1,087,310
1,000,000	5.00%, 11/15/2023	1,104,000
5,000,000	5.00%, 02/15/2027	5,891,900
700,000	5.00%, 10/01/2028	792,078
1,000,000	5.00%, 11/15/2028	1,125,770
2,650,000	5.00%, 11/15/2031	2,913,065
1,420,000	5.00%, 08/15/2033	1,688,465
2,500,000	5.00%, 11/15/2033	2,716,750
2,135,000	5.00%, 11/15/2034	2,342,287
1,045,000	5.00%, 08/15/2035	1,229,328
	Illinois State Toll Highway Auth, Taxable Rev
1,000,000	5.00%, 01/01/2027	1,086,330
2,500,000	5.00%, 01/01/2031	2,981,055
	Kane Cook & DuPage Counties, IL, GO
4,200,000	5.00%, 01/01/2031	4,717,230
1,700,000	5.00%, 01/01/2034	1,904,850
1,700,000	5.00%, 01/01/2035	1,902,912
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO
1,875,000	5.00%, 01/01/2027	2,182,481
2,000,000	5.00%, 01/01/2029	2,470,700
1,665,000	Kendall Kane & Will Counties, IL, Unified School Dist, GO 5.00%, 02/01/2034	1,835,413
	Metropolitan Pier & Exposition Auth, IL
1,120,000	0.00%, 06/15/2020(3)	1,116,909
4,000,000	0.00%, 12/15/2024(3)	3,471,880

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Illinois - 15.7% - (continued)
$2,000,000	0.00%, 06/15/2027(3)	$1,594,580
3,895,000	0.00%, 12/15/2042(5)	1,876,455
1,650,000	5.00%, 12/15/2020	1,657,739
1,000,000	5.00%, 12/15/2035	976,890
	Railsplitter, IL, Tobacco Settlement Auth
1,000,000	5.00%, 06/01/2026	1,187,610
1,940,000	5.00%, 06/01/2027	2,297,891
1,000,000	5.50%, 06/01/2023	1,050,870
	Regional Transportation, IL, Auth Rev
600,000	5.00%, 06/01/2035	655,278
8,775,000	6.00%, 07/01/2024	9,831,773
3,525,000	6.00%, 07/01/2031	4,556,944
	Sales Tax Securitization Corp., IL
2,560,000	5.00%, 01/01/2029	2,913,919
5,545,000	5.00%, 01/01/2030	6,326,796
	State of Illinois, GO
7,100,000	5.00%, 11/01/2021	7,118,176
3,500,000	5.00%, 11/01/2024	3,464,790
1,500,000	5.00%, 08/01/2025	1,476,150
3,500,000	5.00%, 11/01/2025	3,439,695
1,985,000	5.00%, 02/01/2026	1,943,930
2,000,000	5.00%, 10/01/2026	1,950,760
1,200,000	5.00%, 02/01/2027	1,168,080
6,515,000	5.00%, 11/01/2027	6,311,927
3,120,000	5.00%, 11/01/2029	3,001,346
950,000	5.00%, 05/01/2033	900,391
	State of Illinois, Sales Tax Rev
1,185,000	5.00%, 06/15/2024	1,228,359
795,000	6.50%, 06/15/2022	809,024

		184,420,256

	Indiana - 1.1%
2,009,332	City of Evansville, IN 3.00%, 06/01/2034	1,996,010
	Indiana Municipal Power Agency
1,050,000	5.00%, 01/01/2032	1,286,849
870,000	5.00%, 01/01/2033	1,053,596
180,000	5.00%, 01/01/2034	217,463
1,000,000	Indiana State Finance Auth Hospital Rev 5.00%, 12/01/2029	1,114,200
1,625,000	Indiana State Finance Auth Rev 5.00%, 03/01/2023	1,655,290
	Indianapolis, IN, Local Public Improvement Bond Bank
1,000,000	5.00%, 01/01/2029	1,081,550
1,000,000	5.00%, 01/01/2031	1,103,700
775,000	Richmond, IN, Hospital Auth Rev 5.00%, 01/01/2035	838,907
2,000,000	Whiting, IN, Environmental Facs Rev 5.00%, 03/01/2046(1)	2,115,120

		12,462,685

	Iowa - 0.2%
	Iowa Student Loan Liquidity Corp.
180,000	5.00%, 12/01/2022	194,010
650,000	5.00%, 12/01/2024	727,883
990,000	State of Iowa, Finance Auth 2.88%, 05/15/2049	947,410

		1,869,303

	Kansas - 0.2%
	Wyandotte County-Kansas City, KS System Rev
1,000,000	5.00%, 09/01/2025	1,148,000
1,390,000	5.00%, 09/01/2028	1,634,167

		2,782,167

The accompanying notes are an integral part of these financial statements.

65

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Kentucky - 1.3%
	Kentucky Bond Dev Corp.
$1,000,000	5.00%, 09/01/2032	$1,146,060
1,100,000	5.00%, 09/01/2033	1,245,783
1,200,000	5.00%, 09/01/2034	1,345,152
1,025,000	5.00%, 09/01/2035	1,136,243
2,910,000	Kentucky Economic Dev Finance Auth 5.00%, 12/01/2047	2,984,875
4,000,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(1)	4,156,080
2,600,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives 5.00%, 12/01/2023	2,813,590

		14,827,783

	Louisiana - 1.5%
	Louisiana State Local Gov’t Environmental Facs & Community Dev Auth Rev
975,000	5.75%, 11/15/2030	963,622
1,155,000	6.00%, 11/15/2030	1,165,765
1,750,000	6.00%, 11/15/2035	1,737,750
4,000,000	Louisiana State, GO 5.00%, 12/01/2031	4,540,640
	New Orleans, LA, Aviation Board
750,000	5.00%, 01/01/2026	859,522
500,000	5.00%, 01/01/2027	582,175
1,250,000	5.00%, 01/01/2034	1,369,550
710,000	5.00%, 01/01/2035	793,510
	Shreveport, LA, Water & Sewer Rev
2,000,000	5.00%, 12/01/2027	2,360,160
1,000,000	5.00%, 12/01/2035	1,184,320
1,400,000	5.00%, 12/01/2036	1,652,476

		17,209,490

	Maine - 0.4%
	Finance Auth of Maine Rev
225,000	5.00%, 12/01/2021	235,607
1,000,000	5.00%, 12/01/2023	1,098,980
	Maine State Housing Auth Rev
750,000	2.80%, 11/15/2022	772,897
2,000,000	4.00%, 11/15/2050	2,158,400

		4,265,884

	Maryland - 0.5%
500,000	Howard County, MD, Special Obligation 4.00%, 02/15/2028(2)	483,525
480,000	Maryland Economic Dev Corp. 4.00%, 06/01/2020	481,118
1,620,000	Maryland Health & Higher Educational Facs Auth 2.88%, 07/01/2023	1,595,149
1,515,000	Rockville, MD, Mayor 3.00%, 11/01/2025	1,392,982
1,840,000	State of Maryland, GO 5.00%, 03/15/2028	2,283,514

		6,236,288

	Massachusetts - 1.5%
955,000	Massachusetts Dev Finance Agency, Rev 5.00%, 07/01/2031	1,100,618
	Massachusetts Housing Finance Agency
400,000	2.90%, 06/01/2022	410,776
500,000	3.10%, 06/01/2023	521,495
900,000	3.15%, 06/01/2023	940,032
400,000	3.25%, 06/01/2024	421,548
200,000	Massachusetts School Building Auth 5.00%, 11/15/2030	239,610
	Massachusetts State Dev Finance Agency
1,000,000	4.00%, 10/01/2024(2)	975,490
1,000,000	4.00%, 10/01/2025(2)	968,730
635,000	4.00%, 10/01/2026(2)	610,629
165,000	4.00%, 07/15/2036	183,876

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Massachusetts - 1.5% - (continued)
$1,720,000	5.00%, 07/01/2028	$1,961,196
1,850,000	5.00%, 07/01/2029	2,141,422
3,350,000	5.00%, 07/01/2030	3,822,833
855,000	5.00%, 07/01/2035	892,244
2,180,000	5.00%, 07/01/2043	2,391,307

		17,581,806

	Michigan - 3.2%
500,000	City of Detroit, MI, GO 5.00%, 04/01/2021	504,355
5,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	5,981,200
1,200,000	Lincoln Park, MI, School Dist, GO 5.00%, 05/01/2030	1,504,716
	Michigan Finance Auth Rev
1,000,000	5.00%, 07/01/2027	1,163,070
1,000,000	5.00%, 07/01/2028	1,160,390
1,000,000	5.00%, 07/01/2029	1,137,720
2,700,000	5.00%, 10/01/2030	3,090,393
2,555,000	5.00%, 06/01/2033	2,774,628
1,000,000	5.00%, 06/01/2034	1,084,210
915,000	5.00%, 11/01/2034	1,112,100
1,000,000	5.00%, 11/01/2035	1,210,960
1,000,000	5.00%, 11/01/2036	1,205,520
1,000,000	5.00%, 11/01/2038	1,194,850
1,000,000	Michigan State Building Auth Rev 5.00%, 04/15/2027	1,214,930
	Michigan State Hospital Finance Auth
1,505,000	4.00%, 11/15/2031	1,636,703
345,000	4.00%, 11/15/2032	373,255
2,075,000	5.00%, 11/15/2047	2,444,350
3,125,000	Michigan State Housing Dev Auth 4.25%, 12/01/2049	3,362,000
1,375,000	Richmond, MI, Community Schools, GO 5.00%, 05/01/2030	1,729,337
370,000	State of Michigan Rev 5.00%, 03/15/2027	451,156
2,465,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	2,764,712

		37,100,555

	Minnesota - 0.7%
	Duluth, MN, Independent School Dist No. 709
2,935,000	3.00%, 02/01/2021	2,973,214
1,180,000	4.00%, 02/01/2027	1,317,883
2,005,995	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	2,033,878
	Minnesota Housing Finance Agency Rev
470,000	1.45%, 07/01/2024	466,315
540,000	1.55%, 07/01/2025	533,493
	St. Francis, MN, Independent School Dist No. 15
315,000	4.00%, 02/01/2029	334,980
750,000	4.00%, 02/01/2031	792,465
365,000	St. Francis, MN, Independent School Dist No. 15, GO 4.00%, 02/01/2030	387,101

		8,839,329

	Mississippi - 0.8%
1,970,000	Mississippi Dev Bank, Special Obligation 5.00%, 10/01/2033	2,381,415
	State of Mississippi
1,000,000	5.00%, 10/15/2025	1,123,090
2,450,000	5.00%, 10/15/2029	2,710,116
1,000,000	5.00%, 10/15/2036	1,105,190
1,600,000	5.00%, 10/15/2037	1,762,816

		9,082,627

The accompanying notes are an integral part of these financial statements.

66

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Missouri - 1.5%
	City of St. Louis, MO, Airport Rev
$540,000	5.00%, 07/01/2030	$623,770
1,000,000	5.00%, 07/01/2032	1,134,220
1,000,000	5.00%, 07/01/2047	1,094,390
1,600,000	Health & Educational Facs Auth of the State of Missouri 0.07%, 09/01/2030(1)	1,600,000
	Kansas City, MO, Industrial Dev Auth
1,065,000	5.00%, 03/01/2030	1,245,549
1,000,000	5.00%, 03/01/2031	1,159,280
490,000	5.00%, 03/01/2032	562,726
	Kirkwood, MO, Industrial Dev Auth Retirement Community
5,400,000	5.25%, 05/15/2042	4,841,640
3,500,000	8.25%, 05/15/2045	3,507,910
1,255,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2026	1,226,336
1,000,000	Stone Canyon, MO, Community Improvement Dist Rev 5.75%, 04/01/2027*	260,000

		17,255,821

	Montana - 0.5%
2,640,000	Montana Board of Housing 4.00%, 12/01/2043	2,799,403
2,500,000	Montana Facs Finance Auth Rev 5.00%, 02/15/2028	2,931,550

		5,730,953

	Nebraska - 0.4%
	Central Plains, NE, Energy Project
1,000,000	5.00%, 09/01/2022	1,054,780
210,000	5.00%, 09/01/2025	232,852
3,325,000	5.00%, 09/01/2028	3,835,354

		5,122,986

	Nevada - 1.7%
	City of North Las Vegas, NV
475,000	4.50%, 06/01/2039	436,667
745,000	4.63%, 06/01/2043	677,369
1,000,000	4.63%, 06/01/2049	882,600
	City of Reno, NV, Sales Tax Rev
250,000	5.00%, 06/01/2024	268,238
250,000	5.00%, 06/01/2026	274,620
775,000	City of Sparks, NV 2.50%, 06/15/2024(2)	745,527
	Clark County, NV, School Dist, GO
1,500,000	5.00%, 06/15/2021	1,561,155
830,000	5.00%, 06/15/2026	947,619
1,000,000	5.00%, 06/15/2028	1,182,750
6,460,000	5.00%, 06/15/2029	7,909,088
	Las Vegas, NV, New Convention Center Auth Rev
1,900,000	5.00%, 07/01/2029	1,986,716
400,000	5.00%, 07/01/2031	411,644
365,000	5.00%, 07/01/2032	374,910
300,000	5.00%, 07/01/2033	307,806
475,000	5.00%, 07/01/2034	487,445
750,000	5.00%, 07/01/2043	776,535
	Las Vegas, NV, Special Improvement Dist
320,000	5.00%, 06/01/2027	328,883
350,000	5.00%, 06/01/2028	357,329
605,000	5.00%, 06/01/2029	615,872
10,000	Nevada State Natural Resources, GO 5.00%, 03/01/2026	11,085

		20,543,858

	New Hampshire - 0.2%
1,715,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	2,084,034

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	New Jersey - 1.3%
	City of Atlantic City, NJ, GO
$250,000	5.00%, 03/01/2021	$257,457
400,000	5.00%, 03/01/2022	425,700
705,000	City of Bayonne, NJ, GO 0.00%, 07/01/2023(3)	671,555
	New Jersey Economic Dev Auth
500,000	5.00%, 06/15/2020	500,930
1,000,000	5.00%, 09/01/2021	1,011,390
1,200,000	5.00%, 06/15/2023	1,232,196
	New Jersey Transportation Trust Fund Auth
5,000,000	0.00%, 12/15/2032(3)	3,379,900
1,500,000	5.00%, 06/15/2021	1,544,085
1,000,000	5.00%, 12/15/2023	1,029,810
1,610,000	5.00%, 12/15/2024	1,664,627
2,870,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	3,372,451

		15,090,101

	New Mexico - 0.1%
1,045,000	City of Santa Fe, NM Rev 5.00%, 05/15/2049	897,028

	New York - 7.8%
	City of New York, NY, GO
2,190,000	5.00%, 08/01/2032	2,660,368
1,250,000	5.00%, 08/01/2033	1,506,850
2,445,000	5.00%, 08/01/2034	2,933,095
2,250,000	5.00%, 03/01/2038	2,698,538
1,390,000	5.00%, 03/01/2039	1,660,522
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(3)	279,964
4,000,000	5.00%, 11/15/2034(1)	4,105,080
845,000	5.00%, 11/15/2036	938,727
2,750,000	New York and New Jersey Port Auth, Taxable Rev 5.00%, 10/15/2025	3,114,045
1,000,000	New York City, NY Transitional Finance Auth Building Aid Rev 5.00%, 07/15/2026	1,168,380
	New York City, NY Transitional Finance Auth Future Tax Secured Rev
2,000,000	4.00%, 11/01/2036	2,191,340
1,525,000	4.00%, 11/01/2037	1,663,973
1,335,000	New York City, NY, Housing Dev Corp. 4.50%, 02/15/2048	1,433,323
410,000	New York Mortgage Agency Rev 3.50%, 10/01/2034	422,792
	New York State Dormitory Auth Rev
11,825,000	0.15%, 07/01/2031(1)	11,825,000
1,670,000	5.00%, 03/15/2022	1,728,767
2,500,000	5.00%, 03/15/2030	2,881,050
2,500,000	5.00%, 03/15/2031	2,941,600
2,500,000	5.00%, 03/15/2033	2,910,775
3,800,000	5.00%, 03/15/2035	4,526,142
4,000,000	5.00%, 03/15/2043	4,549,400
860,000	New York State Energy Research & Dev Auth 2.38%, 07/01/2026(1)	860,000
2,300,000	New York State Liberty Dev Corp. Rev 5.15%, 11/15/2034(2)	2,279,093
1,000,000	New York State Thruway Auth Rev 4.00%, 01/01/2037	1,032,830
1,000,000	New York State Urban Dev Corp. Rev 5.00%, 03/15/2026	1,101,770
	Port Auth of New York & New Jersey Rev
4,500,000	5.00%, 11/01/2038	5,128,875
2,250,000	5.00%, 11/01/2044	2,526,593
2,500,000	Sales Tax Asset Receivable Corp., NY 5.00%, 10/15/2029	2,885,225
	State of New York Mortgage Agency
1,000,000	3.15%, 04/01/2024	1,047,110

The accompanying notes are an integral part of these financial statements.

67

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	New York - 7.8% - (continued)
$1,330,000	3.25%, 10/01/2024	$1,409,015
4,790,000	3.50%, 10/01/2032	4,975,996
	Syracuse, NY, Industrial Dev Agency
320,000	5.00%, 01/01/2029	295,958
2,635,000	5.00%, 01/01/2031	2,367,969
	Town of Oyster Bay, NY, GO
265,000	3.00%, 03/01/2021	269,386
155,000	4.00%, 11/01/2022	156,378
2,340,000	5.00%, 08/15/2024	2,628,288
1,325,000	Triborough, NY, Bridge & Tunnel Auth 0.00%, 11/15/2031(3)	975,134
2,000,000	TSASC, Inc., NY 5.00%, 06/01/2026	2,262,500
1,000,000	Yonkers, NY, GO 5.00%, 03/15/2021	1,035,370

		91,377,221

	North Carolina - 0.9%
2,310,000	North Carolina Housing Finance Agency 4.00%, 07/01/2047	2,438,621
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
1,050,000	5.00%, 01/01/2039	1,006,887
3,670,000	5.00%, 01/01/2044	3,599,866
	North Carolina Medical Care Commission Rev
245,000	4.00%, 01/01/2026	238,809
565,000	5.00%, 01/01/2027	578,780
795,000	5.00%, 01/01/2028	815,797
275,000	5.00%, 01/01/2029	282,175
1,500,000	North Carolina Raleigh Durham Airport Auth Rev 5.00%, 05/01/2027	1,757,280

		10,718,215

	North Dakota - 0.4%
3,980,000	North Dakota Housing Finance Agency 4.25%, 07/01/2049	4,267,157

	Ohio - 3.3%
	Allen County, OH, Hospital Facs Rev
2,000,000	5.00%, 05/01/2023	2,120,420
2,750,000	5.00%, 12/01/2029	3,339,435
380,000	5.00%, 12/01/2030	463,839
5,000,000	American Municipal Power, Inc., OH 2.30%, 02/15/2038(1)	4,961,800
	Buckeye, OH, Tobacco Settlement Finance Auth
18,895,000	0.00%, 06/01/2057(3)	1,985,676
18,605,000	5.00%, 06/01/2055	16,558,636
	Cleveland, OH, Airport System Rev
1,165,000	5.00%, 01/01/2022	1,224,636
1,385,000	5.00%, 01/01/2023	1,494,041
430,000	Hamilton County, OH, Sales Tax Rev 5.00%, 12/01/2027	536,348
1,920,000	Ohio Housing Finance Agency Rev 3.75%, 09/01/2050	2,054,246
	State of Ohio
2,000,000	4.00%, 12/15/2021	2,097,460
2,210,000	5.00%, 12/15/2022	2,432,547

		39,269,084

	Oklahoma - 0.6%
	Oklahoma Dev Finance Auth
5,305,000	1.63%, 07/06/2023	5,023,198
935,000	5.25%, 08/15/2048	964,350
935,000	5.50%, 08/15/2057	971,381
515,000	Oklahoma Housing Finance Agency 5.00%, 09/01/2043	532,448

		7,491,377

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Oregon - 2.0%
$1,665,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO 0.00%, 06/15/2038(5)	$1,998,833
	Clackamas & Washington Counties, OR, School Dist No. 3, GO
2,500,000	0.00%, 06/15/2036(3)	1,544,250
405,000	0.00%, 06/15/2037(3)	238,496
680,000	Clackamas County, OR, Hospital Facs Auth 2.80%, 05/15/2024	642,376
8,200,000	Clackamas County, OR, School Dist No. 12, GO 0.00%, 06/15/2040(3)	3,770,934
625,000	Jackson County, OR, School Dist No. 4, GO 0.00%, 06/15/2034(3)	401,000
1,105,000	Marion County, OR, School Dist No. 15 North Marion, GO 0.00%, 06/15/2037(3)	627,684
850,000	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow, GO 0.00%, 06/15/2038(3)	478,508
2,500,000	Oregon Health & Science University 4.00%, 07/01/2046	2,676,875
	Port of Portland, OR, Airport Rev
1,000,000	5.00%, 07/01/2031	1,089,220
750,000	5.00%, 07/01/2032	814,755
1,045,000	5.00%, 07/01/2033	1,248,200
	Salem Hospital Facs Auth, OR
910,000	5.00%, 05/15/2038	900,390
720,000	5.00%, 05/15/2048	683,604
3,315,000	State of Oregon Housing & Community Services Department 4.50%, 01/01/2049	3,568,001
	Umatilla County, OR, School Dist No. 8R Hermiston, GO
1,500,000	0.00%, 06/15/2036(3)	916,485
1,600,000	0.00%, 06/15/2037(3)	938,704
1,790,000	0.00%, 06/15/2038(3)	1,011,636

		23,549,951

	Pennsylvania - 5.9%
905,000	Allegheny County, PA, Industrial Dev Auth, Charter School 6.75%, 08/15/2035	910,720
	Beaver County, PA, GO
1,220,000	5.00%, 11/15/2020	1,240,642
1,285,000	5.00%, 11/15/2021	1,344,213
1,345,000	5.00%, 11/15/2022	1,442,190
	City of Philadelphia, PA, GO
965,000	5.00%, 08/01/2021	1,010,529
1,550,000	5.00%, 02/01/2033	1,930,215
2,000,000	5.00%, 02/01/2034	2,471,100
1,555,000	5.00%, 02/01/2035	1,905,559
225,000	City of Philadelphia, PA, Redev Auth 5.00%, 04/15/2025	255,366
930,000	City of Philadelphia, PA, Water & Wastewater Rev 5.00%, 11/01/2029	1,127,978
	Commonwealth Finance Auth, PA
3,000,000	5.00%, 06/01/2026	3,482,520
125,000	5.00%, 06/01/2028	146,628
1,070,000	5.00%, 06/01/2029	1,248,027
145,000	5.00%, 06/01/2031	166,902
1,000,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%, 07/01/2031	1,219,420
	Erie, PA, City School Dist, GO
2,440,000	5.00%, 04/01/2028	3,009,496
1,105,000	5.00%, 04/01/2029	1,384,664
2,410,000	Harrisburg, PA, School Dist, GO 5.00%, 11/15/2026	2,928,656

The accompanying notes are an integral part of these financial statements.

68

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Pennsylvania - 5.9% - (continued)
	Lancaster County, PA, Hospital Auth
$635,000	5.00%, 07/01/2024	$632,606
515,000	5.00%, 07/01/2025	511,503
	Montgomery County, PA, Industrial Dev Auth Rev
1,760,000	5.00%, 12/01/2044	1,808,611
2,455,000	5.00%, 12/01/2046	2,353,928
920,000	Pennsylvania Higher Educational Facs Auth Rev 5.00%, 05/01/2032	1,027,962
	Pennsylvania Housing Finance Agency
1,000,000	3.10%, 04/01/2023	1,021,250
1,025,000	3.10%, 10/01/2023	1,046,310
2,250,000	Pennsylvania State, Industrial Dev Auth 5.00%, 07/01/2021	2,353,365
	Pennsylvania Turnpike Commission Rev
575,000	1.09%, 12/01/2020, MUNIPSA + 0.880%(4)	574,937
2,000,000	1.11%, 12/01/2021, MUNIPSA + 0.900%(4)	1,987,540
925,000	1.19%, 12/01/2021, MUNIPSA + 0.980%(4)	920,384
800,000	5.00%, 12/01/2020	818,296
1,000,000	5.00%, 12/01/2021	1,059,910
500,000	5.00%, 12/01/2027	589,385
1,000,000	5.00%, 12/01/2029	1,180,100
1,590,000	5.00%, 12/01/2030	1,867,805
2,000,000	5.00%, 12/01/2033	2,320,160
2,615,000	5.00%, 12/01/2037	2,895,066
755,000	5.00%, 12/01/2042	851,225
	Philadelphia, PA, School Dist, GO
1,560,000	5.00%, 09/01/2022	1,697,873
2,000,000	5.00%, 09/01/2023	2,242,440
1,100,000	5.00%, 09/01/2031	1,360,964
1,060,000	5.00%, 09/01/2032	1,299,602
200,000	5.25%, 09/01/2023	202,674
	Pittsburgh, PA, School Dist, GO
3,145,000	5.00%, 09/01/2021	3,310,553
1,500,000	5.00%, 09/01/2023	1,577,010
	Pittsburgh, PA, Water & Sewer Auth
195,000	5.00%, 09/01/2032	243,344
950,000	5.00%, 09/01/2033	1,178,979
735,000	5.00%, 09/01/2034	908,739
500,000	Reading, PA, School Dist, GO 5.00%, 03/01/2038	574,975
1,500,000	Wilkes-Barre Area, PA, School Dist, GO 5.00%, 04/15/2059	1,737,570

		69,379,891

	Puerto Rico - 1.1%
1,085,000	Puerto Rico Highway & Transportation Auth 4.95%, 07/01/2026	1,091,651
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
44,100,000	0.00%, 07/01/2051(3)	7,662,375
4,750,000	5.00%, 07/01/2058	4,451,083

		13,205,109

	Rhode Island - 0.8%
	Rhode Island Health & Educational Building Corp.
2,700,000	5.00%, 05/15/2027	3,121,146
2,020,000	5.00%, 05/15/2028	2,439,756
1,175,000	Rhode Island Housing & Mortgage Finance Corp. 2.75%, 04/01/2040	1,201,332
	Rhode Island Student Loan Auth
1,560,000	4.50%, 12/01/2026	1,612,104
1,000,000	5.00%, 12/01/2028	1,195,210

		9,569,548

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	South Carolina - 1.7%
$1,987,000	Lancaster County, SC, Sun City Assessment 7.70%, 11/01/2017*	$417,270
	South Carolina Jobs-Economic Dev Auth
4,355,000	5.00%, 05/01/2029	4,958,168
1,375,000	5.00%, 05/01/2048	1,466,410
1,000,000	5.25%, 08/01/2024	1,138,650
	South Carolina Port Auth
1,420,000	4.00%, 07/01/2034	1,466,505
1,240,000	5.00%, 07/01/2029	1,469,834
1,100,000	5.00%, 07/01/2030	1,294,689
3,190,000	5.00%, 07/01/2031	3,731,534
	South Carolina State Public Service Auth
1,665,000	5.00%, 12/01/2031	1,782,699
2,350,000	5.00%, 12/01/2034	2,494,713

		20,220,472

	South Dakota - 0.9%
	South Dakota Housing Dev Auth Rev
1,125,000	2.45%, 11/01/2023	1,147,523
1,775,000	3.50%, 11/01/2046	1,844,686
2,705,000	3.75%, 11/01/2050	2,881,041
735,000	4.00%, 11/01/2047	779,276
	South Dakota State Educational Enhancement Funding Corp.
835,000	5.00%, 06/01/2023	920,112
1,395,000	5.00%, 06/01/2024	1,534,068
1,000,000	5.00%, 06/01/2026	1,094,270

		10,200,976

	Tennessee - 1.0%
890,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2044	949,443
500,000	Tennessee Energy Acquisition Corp. 5.25%, 09/01/2026	559,920
	Tennessee Housing Dev Agency
1,450,000	3.50%, 07/01/2045	1,508,406
4,060,000	3.50%, 01/01/2047	4,226,604
4,165,000	4.00%, 01/01/2049	4,432,560

		11,676,933

	Texas - 7.3%
1,000,000	Arlington, TX 5.00%, 02/15/2034	1,142,830
1,000,000	Arlington, TX, Higher Education Finance Corp. Rev 5.00%, 08/15/2027	1,120,150
	Austin, TX, Airport System Rev
595,000	5.00%, 11/15/2026	681,983
1,125,000	5.00%, 11/15/2028	1,277,707
560,000	5.00%, 11/15/2030	629,334
1,620,000	Austin, TX, Independent School Dist, GO 4.00%, 08/01/2033	1,856,828
1,060,000	City of Houston, TX 0.00%, 09/01/2025(3)	946,103
3,685,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(1)	3,643,912
	Clifton, TX, Higher Education Finance Corp.
1,000,000	4.00%, 08/15/2029	1,189,760
1,050,000	4.00%, 08/15/2030	1,163,337
500,000	4.00%, 08/15/2031	551,190
1,000,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2030	1,171,780
750,000	Dallas-Fort Worth, TX, International Airport Rev 5.00%, 11/01/2023	765,390
1,000,000	Denton, TX, Independent School Dist, GO 0.00%, 08/15/2020(3)	997,870
1,500,000	Grapevine-Colleyville, TX, Independent School Dist, GO 5.00%, 08/15/2027	1,774,470

The accompanying notes are an integral part of these financial statements.

69

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Texas - 7.3% - (continued)
	Harris County - Houston, TX, Sports Auth
$2,500,000	5.00%, 11/15/2030	$2,496,975
500,000	5.00%, 11/15/2032	496,705
350,000	5.00%, 11/15/2034	347,596
1,605,000	Harris County, TX, Toll Road Auth 5.00%, 08/15/2032	1,950,348
	Kerrville, TX, Health Facs Dev Corp.
1,300,000	5.00%, 08/15/2024	1,453,920
1,500,000	5.00%, 08/15/2035	1,635,975
1,580,000	La Joya, TX, Independent School Dist, GO 5.00%, 02/15/2025	1,795,386
	New Hope, TX, Cultural Education Facs Finance Corp.
700,000	1.85%, 11/01/2020	690,046
125,000	3.25%, 11/15/2022	114,866
3,375,000	5.00%, 11/01/2031	3,249,315
1,000,000	5.00%, 11/01/2046	875,310
	North Texas Tollway Auth Rev
5,000,000	0.00%, 01/01/2032(3)	3,760,050
1,000,000	5.00%, 01/01/2030	1,100,630
1,200,000	5.00%, 01/01/2035	1,343,544
1,440,000	San Antonio, TX, Water Rev 5.00%, 05/15/2031	1,709,395
1,000,000	Spring Branch, TX, Independent School Dist, GO 5.00%, 02/01/2026	1,169,590
	State of Texas, GO
24,370,000	0.25%, 06/01/2043(1)	24,370,000
10,200,000	4.00%, 08/27/2020	10,312,404
2,575,000	Tarrant County, TX, Cultural Education Facs 5.00%, 10/01/2034	2,600,235
1,725,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 6.25%, 12/15/2026	1,939,831
1,755,000	Texas Transportation Commission 0.00%, 08/01/2038(3)	753,878
2,000,000	Travis County, TX, Health Facs Dev 7.13%, 11/01/2040	2,061,240

		85,139,883

	Utah - 0.3%
490,000	Salt Lake County, UT 5.13%, 02/15/2033	558,154
1,125,000	State of Utah, GO 3.00%, 07/01/2034	1,186,155
1,685,000	Utah Housing Corp. 4.00%, 01/01/2045	1,777,288

		3,521,597

	Vermont - 0.5%
	Vermont Housing Finance Agency
1,685,000	4.00%, 11/01/2045	1,748,390
1,575,000	4.00%, 11/01/2046	1,658,491
2,070,000	4.00%, 05/01/2048	2,175,466

		5,582,347

	Washington - 0.7%
2,060,000	Chelan County, WA, Public Utility Dist No. 1 0.00%, 06/01/2028(3)	1,744,470
1,400,000	County of King, WA, GO 5.00%, 01/01/2031	1,778,938
	Washington State Health Care Facs Auth Rev
780,000	5.00%, 07/01/2028	860,824
2,000,000	5.00%, 03/01/2029	2,219,020
1,560,000	Washington State Housing Finance Commission 5.00%, 01/01/2055(2)	1,282,959

		7,886,211

	West Virginia - 0.4%
1,000,000	West Virginia Housing Dev Fund 2.80%, 11/01/2022	1,026,450

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	West Virginia - 0.4% - (continued)
	West Virginia State Economic Dev Auth
$2,000,000	1.70%, 01/01/2041(1)	$1,997,240
1,555,000	2.55%, 03/01/2040(1)	1,554,658

		4,578,348

	Wisconsin - 2.6%
1,790,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2025	1,960,068
	Public Finance Auth, WI
1,530,000	4.00%, 07/01/2050	1,572,580
1,600,000	5.00%, 09/01/2025(2)	1,606,928
2,940,000	5.00%, 07/01/2035	3,356,657
1,050,000	5.00%, 07/01/2036	1,194,081
2,875,000	5.00%, 10/01/2043(2)	2,630,366
2,340,000	5.00%, 10/01/2044	2,603,390
1,200,000	5.00%, 10/01/2048(2)	1,076,232
1,000,000	5.00%, 10/01/2053(2)	883,770
	Wisconsin Health & Educational Facs Auth Rev
3,000,000	5.00%, 11/15/2027	3,356,550
1,700,000	5.00%, 12/01/2028	1,894,752
5,735,000	5.00%, 11/01/2039	5,111,319
2,590,000	5.00%, 11/01/2046	2,205,981
1,700,000	Wisconsin Housing & Economic Dev Auth 1.55%, 11/01/2038(1)	1,702,992

		31,155,666

	Wyoming - 0.2%
	Wyoming Community Dev Auth
1,225,000	3.25%, 12/01/2023	1,284,033
1,240,000	4.00%, 12/01/2046	1,307,220

		2,591,253

	Total Municipal Bonds (cost $1,132,320,983)	$1,122,925,951

SHORT-TERM INVESTMENTS - 2.9%
	Other Investment Pools & Funds - 2.9%
34,354,323	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(6)	34,354,323

	Total Short-Term Investments (cost $34,354,323)	$34,354,323

Total Investments (cost $1,166,675,306)	98.7%	$1,157,280,274
Other Assets and Liabilities	1.3%	14,807,818

Total Net Assets	100.0%	$1,172,088,092

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

The accompanying notes are an integral part of these financial statements.

70

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

(1)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $17,019,564, representing 1.5% of net assets.

(3)	Security is a zero-coupon bond.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(6)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$1,122,925,951	$—	$1,122,925,951	$—
Short-Term Investments	34,354,323	34,354,323	—	—

Total	$1,157,280,274	$34,354,323	$1,122,925,951	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

71

Hartford Municipal Short Duration Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1%
	Alabama - 2.9%
$250,000	State of Alabama, Docks Department 5.00%, 10/01/2024	$283,750
350,000	State of Alabama, Troy University 5.00%, 11/01/2024	401,289

		685,039

	Arizona - 1.7%
100,000	Maricopa County, AZ, Industrial Dev Auth 5.00%, 09/01/2022	106,882
200,000	Maricopa County, AZ, Pollution Control Corp. 5.00%, 06/01/2035	200,386
105,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(1)	98,331

		405,599

	California - 2.2%
195,000	California County, CA, Tobacco Securitization Agency 5.00%, 06/01/2020	195,273
245,000	Orange County, CA, Community Facs Dist, Special Tax 4.00%, 08/15/2021	250,575
75,000	Roseville, CA, Natural Gas Financing Auth 5.00%, 02/15/2023	80,660

		526,508

	Colorado - 2.0%
150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2022	153,158
40,000	E-470 Public Highway, CO, Auth Rev 1.47%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(2)	39,966
150,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2021	158,623
105,000	Vauxmont, CO, Metropolitan Dist 5.00%, 12/15/2022	113,826

		465,573

	Connecticut - 1.3%
	Connecticut State Health & Educational Facs Auth
110,000	5.00%, 07/01/2020	110,721
185,000	5.00%, 07/01/2024	193,488

		304,209

	District of Columbia - 0.4%
95,000	Metropolitan Washington, DC, Airports Auth System Rev 5.00%, 10/01/2039	96,678

	Florida - 6.1%
250,000	Alachua County, FL, Health Facs Auth 4.00%, 12/01/2023	265,560
165,000	Broward County, FL, Airport System Rev 5.00%, 10/01/2020	167,257
200,000	City of Atlantic Beach, FL 3.00%, 11/15/2023	191,186
	JEA, FL, Electric System Rev
100,000	5.00%, 10/01/2021	105,290
100,000	5.00%, 10/01/2022	110,023
50,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2024	55,760
	Miami-Dade County, FL, Seaport Department Rev
65,000	5.00%, 10/01/2021	68,270
145,000	5.00%, 10/01/2022	156,335
100,000	Osceola County, FL, Transportation Rev 5.00%, 10/01/2025	113,646
135,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	116,278
75,000	Tampa-Hillsborough County, FL, Expressway Auth 5.00%, 07/01/2021	78,445

		1,428,050

	Georgia - 2.8%
	Burke County, GA, Dev Auth Rev
70,000	2.35%, 10/01/2032(3)	70,163
100,000	3.00%, 11/01/2045(3)	100,619

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Georgia - 2.8% - (continued)
$50,000	Main Street Natural Gas, Inc., GA 4.00%, 08/01/2049(3)	$53,625
	Municipal Electric Auth, GA
75,000	5.00%, 01/01/2021	76,017
100,000	5.00%, 11/01/2021	103,192
100,000	5.00%, 11/01/2022	104,666
140,000	5.00%, 01/01/2024	149,300

		657,582

	Illinois - 20.9%
40,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 0.00%, 01/01/2025(4)	37,284
	Chicago, IL, Board of Education, GO
45,000	0.00%, 12/01/2021(4)	42,908
55,000	0.00%, 12/01/2022(4)	50,711
150,000	0.00%, 12/01/2024(4)	128,790
200,000	5.00%, 12/01/2021	202,206
225,000	Chicago, IL, Midway International Airport Rev 5.00%, 01/01/2023	236,902
280,000	Chicago, IL, O’Hare International Airport 5.00%, 01/01/2023	300,009
	Chicago, IL, Transit Auth
100,000	5.00%, 06/01/2020	100,285
100,000	5.00%, 12/01/2022	106,128
	City of Chicago, IL, GO
135,000	5.00%, 01/01/2022	141,826
50,000	5.00%, 01/01/2023	50,832
70,000	City of Chicago, IL, Park Dist, GO 3.00%, 01/01/2021	70,022
	City of Chicago, IL, Wastewater Transmission Rev
160,000	0.00%, 01/01/2022(4)	152,661
110,000	0.00%, 01/01/2024(4)	97,920
85,000	City of Chicago, IL, Waterworks Rev 5.00%, 11/01/2020	86,157
	City of Decatur, IL, GO
65,000	3.00%, 03/01/2022	66,760
150,000	5.00%, 03/01/2023	164,202
200,000	Cook County, IL, GO 5.00%, 11/15/2022	205,908
125,000	Illinois Housing Dev Auth 3.05%, 08/01/2022	129,255
	Illinois State Finance Auth Rev
50,000	5.00%, 08/15/2020	50,436
45,000	5.00%, 09/01/2021	47,027
100,000	5.00%, 11/15/2021	105,746
100,000	Kane County, IL, School Dist No. 131 Aurora East Side, GO 5.00%, 12/01/2026	120,832
	Kendall Kane & Will Counties, IL, Unified School Dist, GO
50,000	0.00%, 02/01/2021(4)	49,610
225,000	0.00%, 02/01/2025(4)	207,353
	Metropolitan Pier & Exposition Auth, IL
200,000	0.00%, 06/15/2021(4)	194,456
85,000	5.50%, 12/15/2023	89,607
	Railsplitter, IL, Tobacco Settlement Auth
150,000	5.00%, 06/01/2022	160,797
50,000	5.25%, 06/01/2021	52,059
	Sales Tax Securitization Corp., IL
150,000	5.00%, 01/01/2024	161,418
500,000	5.00%, 01/01/2026	553,935
	State of Illinois, GO
75,000	5.00%, 04/01/2021	75,115
120,000	5.00%, 02/01/2022	120,248
200,000	5.00%, 11/01/2022	199,716
100,000	5.00%, 10/01/2023	99,424
70,000	5.00%, 06/15/2026	73,467
150,000	Village of Bolingbrook, IL, GO 5.00%, 01/01/2023	164,428

		4,896,440

The accompanying notes are an integral part of these financial statements.

72

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Iowa - 0.2%
$30,000	Iowa Student Loan Liquidity Corp. 5.00%, 12/01/2022	$32,335
25,000	State of Iowa, Finance Auth 2.88%, 05/15/2049	23,924

		56,259

	Kentucky - 1.1%
40,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2023	44,599
200,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(3)	207,804

		252,403

	Louisiana - 1.4%
110,000	City of New Orleans, LA, Sewerage Service Rev 5.00%, 06/01/2021	114,644
200,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2023	215,800

		330,444

	Maine - 0.3%
70,000	Finance Auth of Maine Rev 5.00%, 12/01/2021	73,300

	Maryland - 0.3%
20,000	Maryland Economic Dev Corp. 4.00%, 06/01/2020	20,047
40,000	Maryland Health & Higher Educational Facs Auth 2.88%, 07/01/2023	39,386

		59,433

	Massachusetts - 3.7%
	Massachusetts Dev Finance Agency
100,000	3.50%, 10/01/2022(1)	97,694
150,000	5.00%, 07/01/2022	159,122
150,000	5.00%, 07/01/2024	167,322
270,000	5.00%, 07/01/2025	298,853
	Massachusetts Educational Financing Auth
20,000	5.00%, 07/01/2023	21,531
80,000	5.00%, 07/01/2024	87,599
35,000	Massachusetts Housing Finance Agency 1.50%, 12/01/2047(3)	34,999

		867,120

	Michigan - 0.3%
70,000	City of Detroit, MI, GO 5.00%, 04/01/2022	71,103

	Minnesota - 0.9%
200,000	Duluth, MN, Independent School Dist No. 709 5.00%, 02/01/2022	212,770

	Missouri - 1.3%
50,000	City of St. Louis, MO, Airport Rev 5.00%, 07/01/2023	54,192
100,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.00%, 05/15/2022	100,419
150,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2023	148,994

		303,605

	Nebraska - 1.7%
120,000	Central Plains, NE, Energy Project 5.25%, 12/01/2021	125,204
150,000	Nebraska Investment Finance Auth Rev 4.00%, 09/01/2048	160,148
100,000	Washington County, NE 2.38%, 09/01/2030(3)	100,362

		385,714

	Nevada - 1.8%
100,000	City of North Las Vegas, NV 3.50%, 06/01/2022	99,348
150,000	City of Reno, NV 5.00%, 06/01/2024	169,845
40,000	City of Sparks, NV 2.50%, 06/15/2024(1)	38,479
100,000	Clark County, NV, School Dist, GO 5.00%, 06/15/2025	113,249

		420,921

	New Jersey - 2.9%
200,000	City of Bayonne, NJ, GO 0.00%, 07/01/2023(4)	190,512

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	New Jersey - 2.9% - (continued)
	New Jersey Economic Dev Auth
$100,000	5.00%, 06/15/2022	$102,129
75,000	5.00%, 06/15/2023	77,012
	New Jersey Transportation Trust Fund Auth
60,000	5.00%, 12/15/2023	61,789
40,000	5.00%, 12/15/2024	41,357
	Tobacco Settlement Financing Corp., NJ
125,000	5.00%, 06/01/2023	135,784
70,000	5.00%, 06/01/2025	79,345

		687,928

	New Mexico - 3.3%
250,000	City of Santa Fe, NM 2.63%, 05/15/2025	224,392
	New Mexico Mortgage Finance Auth
75,000	3.75%, 03/01/2048	79,324
300,000	3.75%, 01/01/2050	318,033
140,000	4.00%, 01/01/2049	149,219

		770,968

	New York - 2.6%
500,000	Metropolitan Transportation Auth, NY, Rev 5.00%, 11/15/2034(3)	513,135
100,000	TSASC, Inc., NY 5.00%, 06/01/2020	100,200

		613,335

	North Dakota - 0.4%
90,000	North Dakota Housing Finance Agency 3.50%, 07/01/2046	93,849

	Ohio - 1.7%
	Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022	63,071
60,000	5.00%, 01/01/2023	64,724
150,000	5.00%, 01/01/2024	163,987
90,000	County of Lucas, OH 5.00%, 11/15/2021	94,468

		386,250

	Oklahoma - 0.9%
225,000	Oklahoma Dev Finance Auth 1.63%, 07/06/2023	213,048

	Oregon - 1.3%
60,000	Salem Hospital Facs Auth, OR 5.00%, 05/15/2025	61,991
	State of Oregon Housing & Community Services Department
125,000	3.50%, 07/01/2048	130,401
110,000	4.50%, 01/01/2049	118,395

		310,787

	Pennsylvania - 5.9%
35,000	City of Philadelphia, PA, GO 5.00%, 08/01/2021	36,651
	City of Philadelphia, PA, Redev Auth
105,000	5.00%, 04/15/2021	108,695
100,000	5.00%, 04/15/2025	113,496
100,000	Lancaster County, PA, Hospital Auth 5.00%, 07/01/2020	100,015
	Lehigh County, PA, Industrial Dev Auth
65,000	1.80%, 02/15/2027(3)	64,156
55,000	1.80%, 09/01/2029(3)	54,322
150,000	Montgomery County, PA, Industrial Dev Auth Rev 4.00%, 12/01/2020	149,883
155,000	Northeastern Pennsylvania Hospital & Education Auth 5.00%, 05/01/2020	155,000
20,000	Philadelphia, PA, Hospitals & Higher Education Facs Auth 5.00%, 07/01/2020	20,079
	Philadelphia, PA, School Dist, GO
85,000	4.00%, 09/01/2022	85,836
65,000	5.00%, 09/01/2020	65,866
150,000	Reading, PA, School Dist, GO 5.00%, 03/01/2023	165,033

The accompanying notes are an integral part of these financial statements.

73

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Pennsylvania - 5.9% - (continued)
$50,000	State Public School Building Auth, PA 5.00%, 04/01/2021	$51,697
200,000	Wilkes-Barre Area, PA, School Dist 5.00%, 04/15/2023	220,202

		1,390,931

	Puerto Rico - 1.4%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
177,000	0.00%, 07/01/2024(4)	150,637
244,000	0.00%, 07/01/2029(4)	166,745

		317,382

	Rhode Island - 2.0%
150,000	Rhode Island Health & Educational Building Corp. 5.00%, 05/15/2022	160,551
20,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	20,502
	Rhode Island Student Loan Auth
25,000	3.00%, 12/01/2024	25,606
100,000	5.00%, 12/01/2023	109,898
	Rhode Island Tobacco Settlement Financing Corp.
100,000	5.00%, 06/01/2020	100,167
60,000	5.00%, 06/01/2021	61,422

		478,146

	South Carolina - 0.7%
150,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2024	165,447

	South Dakota - 1.2%
250,000	South Dakota State Educational Enhancement Funding Corp. 5.00%, 06/01/2023	275,483

	Tennessee - 5.5%
250,000	Chattanooga, TN, Health Educational & Housing Facs Board 5.00%, 08/01/2025	283,663
150,000	Shelby County, TN, Health Educational & Housing Facs Board 4.00%, 09/01/2022(1)	139,185
405,000	Tennessee Energy Acquisition Corp. 5.25%, 09/01/2026	453,535
	Tennessee Housing Dev Agency
95,000	3.50%, 07/01/2045	98,827
160,000	3.50%, 01/01/2047	166,491
140,000	3.50%, 01/01/2048	145,975

		1,287,676

	Texas - 4.6%
100,000	Arlington, TX, Higher Education Finance Corp. Rev 4.00%, 12/01/2022	106,635
70,000	Big Sandy, TX, Independent School Dist Upshur County, GO 5.00%, 02/15/2024	79,348
100,000	Central Texas Turnpike System Rev 5.00%, 08/15/2024	107,807
105,000	City of San Antonio, TX, Airport System 5.00%, 07/01/2022	111,156
95,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(3)	93,941
50,000	Harris County, TX, Metropolitan Transportation Auth 5.00%, 11/01/2022	54,714
100,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2020	101,087
100,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2020	100,124
100,000	North East Texas Regional Mobility Auth 5.00%, 01/01/2021	102,182
205,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.00%, 12/15/2032	211,943

		1,068,937

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.1% - (continued)
	Utah - 0.6%
$130,000	Salt Lake County, UT 5.13%, 02/15/2033	$148,082

	Virginia - 0.4%
90,000	Wise County, VA, Industrial Dev Auth Rev 1.88%, 11/01/2040(3)	89,965

	Washington - 2.2%
100,000	Chelan County, WA, Public Utility Dist No. 1 0.00%, 06/01/2021(4)	98,800
195,000	Tobacco Settlement Auth, WA 5.00%, 06/01/2024	207,111
250,000	Washington State Housing Finance Commission 2.38%, 01/01/2026(1)	217,208

		523,119

	West Virginia - 0.2%
55,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(3)	54,988

	Wisconsin - 3.0%
	Public Finance Auth, WI
150,000	4.00%, 07/01/2025	162,519
225,000	4.00%, 07/01/2026	245,938
100,000	5.00%, 05/15/2020(1)	100,024
200,000	Wisconsin Health & Educational Facs Auth 5.00%, 11/01/2025	199,620

		708,101

	Total Municipal Bonds (cost $22,411,332)	$22,083,172

SHORT-TERM INVESTMENTS - 4.6%
	Other Investment Pools & Funds - 4.6%
1,091,398	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(5)	$1,091,398

	Total Short-Term Investments (cost $1,091,398)	$1,091,398

Total Investments (cost $23,502,730)	98.7%	$23,174,570
Other Assets and Liabilities	1.3%	303,687

Total Net Assets	100.0%	$23,478,257

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $690,921, representing 2.9% of net assets.

(2)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

The accompanying notes are an integral part of these financial statements.

74

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

(4)	Security is a zero-coupon bond.

(5)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$22,083,172	$—	$22,083,172	$—
Short-Term Investments	1,091,398	1,091,398	—	—

Total	$23,174,570	$1,091,398	$22,083,172	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

75

The Hartford Quality Bond Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.4%
	Canada - 0.7%
$915,000	Master Credit Card Trust 3.74%, 07/21/2024(1)	$914,989

	Cayman Islands - 1.9%
1,305,000	ALM XVIII Ltd. 2.87%, 01/15/2028, 3 mo. USD LIBOR + 1.650%(1)(2)	1,252,868
	BlueMountain CLO Ltd.
675,000	2.70%, 10/22/2030, 3 mo. USD LIBOR + 1.600%(1)(2)	617,053
605,000	3.81%, 04/13/2027, 3 mo. USD LIBOR + 2.500%(1)(2)	572,844
249,556	Carlyle Global Market Strategies CLO Ltd. 2.11%, 04/17/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	243,266

		2,686,031

	United States - 17.8%
8,204,293	Benchmark Mortgage Trust 0.69%, 07/15/2051(3)(4)	249,882
2,520,305	Cantor Commercial Real Estate 1.30%, 05/15/2052(3)(4)	181,959
265,000	Citigroup Commercial Mortgage Trust 3.15%, 11/15/2049	275,526
143,216	COLT Mortgage Loan Trust 3.87%, 10/26/2048(1)(3)	144,566
750,000	CSMC Trust 2.76%, 04/05/2033(1)	745,088
375,501	Deephaven Residential Mortgage Trust 3.56%, 04/25/2059(1)(3)	373,042
	Fannie Mae Connecticut Avenue Securities
218,353	2.49%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	196,481
918,131	3.04%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	793,786
782,025	4.74%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(2)	768,026
628,467	4.94%, 01/25/2029, 1 mo. USD LIBOR + 4.450%(2)	616,841
457,727	5.49%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(2)	348,670
1,330,000	Ford Credit Auto Owner Trust 3.61%, 01/15/2030(1)	1,194,768
	FREMF Mortgage Trust
440,000	3.85%, 10/25/2049(1)(3)	435,937
490,000	3.88%, 07/25/2026(1)(3)	437,094
350,000	3.93%, 02/25/2050(1)(3)	353,024
230,000	3.98%, 10/25/2049(1)(3)	229,501
995,000	4.01%, 02/25/2050(1)(3)	1,008,621
600,000	4.08%, 08/25/2047(1)(3)	607,152
1,610,000	4.11%, 04/25/2051(1)(3)	1,612,987
165,000	4.38%, 06/25/2047(1)(3)	173,796
184,000	4.47%, 12/25/2044(1)(3)	189,109
533,771	Mill City Mortgage Loan Trust 3.25%, 05/25/2062(1)(3)	544,590
1,187,000	Natixis Commercial Mortgage Securities Trust 4.40%, 06/17/2038(1)	1,068,171
	New Residential Mortgage Loan Trust
898,420	2.80%, 07/25/2049(1)(3)	896,522
1,004,743	3.75%, 01/25/2054(1)(3)	1,025,762
48,686	3.75%, 05/25/2054(1)(3)	49,735
158,426	3.75%, 11/25/2056(1)(3)	161,527
624,243	4.00%, 02/25/2057(1)(3)	653,815
	NRZ Excess Spread-Collateralized Notes
367,716	3.19%, 01/25/2023(1)	368,588
161,621	3.27%, 02/25/2023(1)	161,843
	Seasoned Credit Risk Transfer Trust
442,092	3.50%, 11/25/2057	489,271
1,155,525	3.50%, 03/25/2058	1,263,891
1,197,979	3.50%, 07/25/2058	1,331,523
239,161	3.50%, 08/25/2058	266,226
1,033,602	3.50%, 10/25/2058	1,120,491
327,184	Spruce Hill Mortgage Loan Trust 3.40%, 04/29/2049(1)(3)	326,366
	Towd Point Mortgage Trust
642,000	3.75%, 04/25/2055(1)(3)	659,297
358,292	3.75%, 05/25/2058(1)(3)	371,635
385,000	Toyota Auto Loan Extended Note Trust 2.56%, 11/25/2031(1)	397,746

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.4% - (continued)
	United States - 17.8% - (continued)
	Verus Securitization Trust
$493,205	2.78%, 07/25/2059(1)(5)	$493,335
442,697	3.21%, 05/25/2059(1)(3)	443,211
1,050,000	VNDO Mortgage Trust 3.45%, 11/15/2030(1)(3)	992,558
339,922	Wells Fargo Mortgage Backed Securities Trust 4.00%, 11/25/2048(1)(3)	347,145
	Wells Fargo N.A.
1,358,789	0.82%, 12/15/2052(3)(4)	65,813
2,035,105	0.96%, 09/15/2062(3)(4)	116,570
1,848,234	1.19%, 04/15/2052(3)(4)	129,940

		24,681,427

	Total Asset & Commercial Mortgage-Backed Securities (cost $28,851,253)	$28,282,447

CORPORATE BONDS - 0.2%
	REITS - 0.2%
295,000	SBA Tower Trust 2.84%, 01/15/2025(1)	$300,421

	Total Corporate Bonds (cost $295,000)	$300,421

U.S. GOVERNMENT AGENCIES - 96.0%
	Mortgage-Backed Agencies - 96.0%
	FHLMC - 15.9%
$9,559	0.00%, 11/15/2036(6)(7)	$9,100
7,213,553	0.42%, 01/25/2027(3)(4)	123,370
4,355,106	0.74%, 03/25/2027(3)(4)	155,235
164,309	2.50%, 12/15/2026(4)	6,390
846,375	2.50%, 03/15/2028(4)	49,564
123,188	2.50%, 05/15/2028(4)	8,135
1,074,366	2.75%, 12/15/2041	1,154,461
940,899	2.79%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(2)	827,480
153,446	3.00%, 05/15/2032(4)	8,361
330,152	3.00%, 03/01/2033	348,736
128,096	3.00%, 03/15/2033(4)	12,931
654,133	3.00%, 04/01/2033	690,864
835,366	3.00%, 01/01/2037	884,661
302,000	3.00%, 04/15/2042	328,897
1,344,996	3.00%, 11/01/2046	1,439,822
1,977,235	3.00%, 12/01/2046	2,097,309
530,636	3.00%, 10/01/2047	561,286
168,794	3.00%, 02/01/2048	178,342
80,716	3.00%, 03/01/2048	85,372
2,449,557	3.00%, 01/01/2050	2,587,441
995,000	3.12%, 10/25/2031(3)	1,129,001
152,018	3.50%, 06/15/2026(4)	5,599
58,226	3.50%, 09/15/2026(4)	3,955
92,946	3.50%, 03/15/2027(4)	5,849
581,327	3.50%, 03/15/2041(4)	37,515
1,265,309	3.50%, 05/01/2048	1,340,002
224,061	3.50%, 06/01/2048	237,228
149,149	3.50%, 09/01/2048	157,872
87,463	3.75%, 05/25/2028, 1 mo. USD LIBOR + 2.800%(2)	86,848
147,200	4.00%, 08/15/2026(4)	9,082
210,959	4.00%, 07/15/2027(4)	14,327
424,505	4.00%, 03/15/2028(4)	30,325
98,560	4.00%, 06/15/2028(4)	7,390
249,748	4.00%, 07/15/2030(4)	24,918
243,155	4.00%, 06/15/2041	271,221
250,000	4.00%, 11/15/2041	297,811
671,000	4.00%, 08/15/2043	805,442
244,326	4.00%, 07/01/2044	267,072
76,872	4.00%, 09/01/2048	82,041

The accompanying notes are an integral part of these financial statements.

76

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 96.0% - (continued)
	Mortgage-Backed Agencies - 96.0% - (continued)
	FHLMC - 15.9% - (continued)
$1,114,429	4.00%, 11/01/2049	$1,187,087
226,545	4.00%, 12/01/2049	241,131
77,491	4.50%, 02/01/2039	85,860
818,719	4.50%, 07/01/2042	908,569
121,847	4.50%, 09/01/2044	134,128
84,902	5.00%, 10/01/2028	92,051
272,298	5.00%, 09/01/2029	297,922
258,291	5.00%, 01/01/2030	282,716
284,696	5.00%, 09/01/2031	308,804
245,894	5.00%, 11/01/2031	266,899
47,392	5.00%, 09/01/2033	53,824
170,945	5.00%, 09/15/2033(4)	30,891
317,724	5.00%, 05/01/2039	362,670
491,827	5.00%, 08/01/2039	561,693
183,569	5.00%, 07/01/2041	209,323
259,053	5.00%, 02/15/2048(4)	44,338
238,386	5.00%, 03/01/2049	259,045
38,464	5.50%, 08/15/2033	44,618
246,493	5.50%, 04/01/2038	281,362

		22,024,186

	FNMA - 32.5%
$79,954	0.00%, 06/25/2036(6)(7)	74,644
100,000	0.00%, 09/25/2041(6)(7)	80,132
2,669,005	1.57%, 05/25/2029(3)(4)	272,667
282,727	2.00%, 09/25/2039	289,920
857,000	2.00%, 02/25/2043	890,770
312,197	2.12%, 04/25/2055(3)(4)	19,224
311,392	2.20%, 06/25/2055(3)(4)	18,111
359,640	2.22%, 08/25/2044(3)(4)	17,057
29,619	2.50%, 06/25/2028(4)	1,772
420,000	2.50%, 03/25/2043	429,062
6,537,886	2.50%, 01/01/2050	6,811,606
1,140,000	2.87%, 02/01/2032	1,295,258
267,036	3.00%, 02/25/2027(4)	13,796
98,143	3.00%, 09/25/2027(4)	6,575
303,661	3.00%, 12/25/2027(4)	21,762
815,805	3.00%, 03/01/2037	865,953
210,175	3.00%, 10/01/2037	222,968
874,806	3.00%, 06/25/2048	932,848
794,317	3.00%, 10/25/2048	853,401
886,066	3.00%, 08/25/2049	949,279
600,000	3.00%, 09/25/2057	668,799
850,000	3.19%, 09/01/2029	965,043
1,700,000	3.28%, 12/01/2032	1,972,586
336,912	3.38%, 12/01/2029	381,184
120,627	3.50%, 05/25/2027(4)	8,676
183,787	3.50%, 10/25/2027(4)	13,646
49,907	3.50%, 05/25/2030(4)	4,264
57,180	3.50%, 08/25/2030(4)	4,690
134,046	3.50%, 02/25/2031(4)	8,863
963,937	3.50%, 08/25/2033(4)	99,684
122,510	3.50%, 09/25/2035(4)	13,312
193,612	3.50%, 09/01/2043	208,963
301,319	3.50%, 10/01/2044	327,848
315,278	3.50%, 02/01/2045	339,051
326,552	3.50%, 02/01/2046	350,640
644,377	3.50%, 09/01/2046	686,958
308,407	3.50%, 10/01/2046	328,767
129,444	3.50%, 10/25/2046(4)	19,773
199,832	3.50%, 11/01/2046	217,454
202,026	3.50%, 09/01/2047	219,762
1,101,706	3.50%, 12/01/2047	1,175,017
199,551	3.50%, 02/01/2048	215,431
252,561	3.50%, 02/25/2048	264,444

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 96.0% - (continued)
	Mortgage-Backed Agencies - 96.0% - (continued)
	FNMA - 32.5% - (continued)
$500,000	3.50%, 05/25/2048	$596,065
2,549,280	3.50%, 02/01/2050	2,692,445
1,616,432	3.50%, 09/01/2057	1,749,567
992,700	3.50%, 12/25/2058	1,085,940
200,000	3.55%, 02/01/2030	228,287
1,176,973	3.57%, 10/01/2029(8)	1,342,493
597,260	3.86%, 08/01/2035	704,562
243,564	4.00%, 05/25/2027(4)	16,392
406,454	4.00%, 12/01/2040(8)	444,893
117,702	4.00%, 03/01/2041	128,798
29,334	4.00%, 03/25/2042(4)	2,994
345,637	4.00%, 11/25/2043	385,080
137,599	4.00%, 06/01/2044	150,378
15,342	4.00%, 08/01/2044	16,673
148,726	4.00%, 10/01/2044	161,462
272,704	4.00%, 11/01/2044	297,333
255,149	4.00%, 05/01/2045	277,357
186,308	4.00%, 07/01/2045	206,300
620,127	4.00%, 05/01/2046	673,842
147,148	4.00%, 06/01/2046	158,947
199,494	4.00%, 04/01/2047	220,818
1,565,854	4.00%, 07/01/2048	1,666,295
670,339	4.00%, 09/01/2048	714,956
826,446	4.00%, 11/01/2048	880,278
2,066,371	4.00%, 11/01/2049	2,198,917
1,993,017	4.00%, 12/01/2049	2,122,956
474,807	4.06%, 03/01/2030	563,202
41,970	4.50%, 07/25/2027(4)	3,065
77,347	4.50%, 08/01/2041	86,032
21,631	4.50%, 09/01/2041	24,034
513,582	4.50%, 09/25/2048(4)	100,254
23,524	5.00%, 11/01/2023	25,502
1,945,595	5.00%, 03/01/2049	2,114,504
19,718	5.47%, 05/25/2042(3)(4)	1,908
326,891	5.50%, 07/25/2045(4)	65,995
437,852	6.00%, 01/25/2042(4)	72,941
387,632	6.00%, 01/25/2047(4)	87,786
293,784	6.00%, 09/25/2047(4)	68,530

		44,899,441

	GNMA - 37.1%
$66,008	1.75%, 09/20/2043	67,392
548,176	2.14%, 04/20/2040	555,321
5,000,000	2.50%, 05/20/2050(9)	5,278,906
200,000	2.50%, 06/22/2050(9)	210,625
123,028	3.00%, 09/20/2028(4)	9,110
289,907	3.00%, 09/16/2042	303,224
282,398	3.00%, 09/20/2042	302,748
95,340	3.00%, 02/16/2043(4)	12,356
761,154	3.00%, 04/20/2045	815,128
50,314	3.00%, 08/15/2045	53,561
115,781	3.00%, 11/20/2045	123,669
169,000	3.00%, 02/20/2046	182,535
5,555,453	3.00%, 01/20/2050	5,920,477
8,200,000	3.00%, 05/20/2050(9)	8,729,036
57,713	3.50%, 02/16/2027(4)	4,182
140,910	3.50%, 03/20/2027(4)	11,441
143,811	3.50%, 07/20/2040(4)	10,311
404,949	3.50%, 12/20/2040	445,784
200,352	3.50%, 02/20/2041(4)	12,659
358,871	3.50%, 04/20/2042(4)	24,192
556,489	3.50%, 10/20/2042(4)	84,174
273,183	3.50%, 07/20/2043(4)	30,454
1,123,613	3.50%, 07/20/2047	1,202,044
1,173,353	3.50%, 08/20/2047	1,252,558

The accompanying notes are an integral part of these financial statements.

77

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 96.0% - (continued)
	Mortgage-Backed Agencies - 96.0% - (continued)
	GNMA - 37.1% - (continued)
$327,634	3.50%, 09/20/2047	$350,004
399,866	3.50%, 10/20/2047	426,487
269,569	3.50%, 11/20/2047	287,953
3,534,878	3.50%, 11/20/2049	3,755,234
3,350,000	3.50%, 05/20/2050(9)	3,553,617
878,998	4.00%, 04/16/2026(4)	65,916
37,884	4.00%, 12/16/2026(4)	2,908
518,769	4.00%, 05/20/2029(4)	41,158
126,152	4.00%, 02/15/2041	138,203
26,373	4.00%, 05/16/2042(4)	3,485
109,853	4.00%, 03/20/2043(4)	17,587
43,879	4.00%, 01/20/2044(4)	7,526
376,016	4.00%, 03/20/2047(4)	48,801
575,304	4.00%, 07/20/2047(4)	57,249
7,385,000	4.00%, 05/20/2050(9)	7,856,363
269,114	4.50%, 06/20/2039	297,742
493,166	4.50%, 09/16/2040	544,395
42,728	4.50%, 09/20/2041	47,022
23,416	4.50%, 05/20/2044	25,710
49,596	4.50%, 06/20/2044	54,458
41,407	4.50%, 10/20/2044	45,466
156,271	4.50%, 04/20/2045(4)	26,361
1,173,906	4.50%, 08/20/2045	189,738
23,324	4.50%, 01/20/2046	25,603
462,762	4.50%, 01/20/2047(4)	83,403
777,605	4.50%, 05/20/2048(4)	83,805
4,525,000	4.50%, 05/20/2050(9)	4,841,043
117,915	5.00%, 05/20/2034	132,536
37,910	5.00%, 07/15/2039	43,293
438,740	5.00%, 02/16/2040(4)	80,220
358,654	5.00%, 05/20/2040(4)	77,111
781,261	5.00%, 04/20/2041	983,642
26,229	5.00%, 06/15/2041	29,492
113,781	5.00%, 10/16/2041(4)	18,635
25,073	5.00%, 03/15/2044	28,174
485,021	5.00%, 11/16/2046(4)	92,375
107,706	5.00%, 01/16/2047(4)	20,619
412,661	5.00%, 09/16/2047(4)	81,168
449,899	5.00%, 06/20/2048(4)	87,791
400,000	5.00%, 05/20/2050(9)	431,189
323,146	5.50%, 05/20/2038	373,683
259,014	5.50%, 03/20/2039(4)	46,854
316,544	5.50%, 02/16/2047(4)	57,256
399,240	5.50%, 05/20/2047(4)	74,423
18,978	6.00%, 01/15/2039	21,589
122,045	6.00%, 09/15/2040	138,885
279,264	6.00%, 02/20/2046(4)	61,025

		51,399,084

	UMBS - 10.5%
$390,000	2.00%, 05/13/2050(9)	397,754
675,000	2.50%, 05/13/2050(9)	703,081
1,700,000	3.00%, 05/18/2035(9)	1,792,703
8,025,000	3.00%, 05/13/2050(9)	8,471,704
1,789,000	3.50%, 05/13/2050(9)	1,890,348
700,000	4.00%, 05/18/2035(9)	739,665
165,000	4.50%, 05/13/2050(9)	177,891
325,000	5.50%, 05/13/2050(9)	356,535

		14,529,681

	Total U.S. Government Agencies (cost $128,511,220)	$132,852,392

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 0.8%
	Other Direct Federal Obligations - 0.8%
$700,000	Tennessee Valley Authority 4.25%, 09/15/2065	$1,117,819

	Total U.S. Government Securities (cost $838,741)	$1,117,819

	Total Long-Term Investments (cost $158,496,214)	$162,553,079

SHORT-TERM INVESTMENTS - 13.5%
	Other Investment Pools & Funds - 13.5%
18,660,414	Fidelity Institutional Government Fund, Institutional Class, 0.15%(10)	18,660,414

	Total Short-Term Investments (cost $18,660,414)	$18,660,414

Total Investments (cost $177,156,628)	130.9%	$181,213,493
Other Assets and Liabilities	(30.9)%	(42,795,013)

Total Net Assets	100.0%	$138,418,480

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $20,367,972, representing 14.7% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(6)	Securities disclosed are principal-only strips.

(7)	Security is a zero-coupon bond.

(8)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2020, the market value of securities pledged was $1,787,386.

(9)	Represents or includes a TBA transaction.

(10)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

78

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	15	06/30/2020	$3,306,445	$937
U.S. Treasury 10-Year Note Future	358	06/19/2020	49,784,375	717,020
U.S. Treasury Long Bond Future	25	06/19/2020	4,525,781	82,091
U.S. Treasury Ultra Bond Future	42	06/19/2020	9,440,813	1,017,201

Total				$1,817,249

Short position contracts:
U.S. Treasury 5-Year Note Future	19	06/30/2020	$2,384,203	$(32,411)
U.S. Treasury 10-Year Ultra Future	59	06/19/2020	9,264,844	(575,457)

Total				$(607,868)

Total futures contracts				$1,209,381

TBA Sale Commitments Outstanding at April 30, 2020
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
GNMA II, 2.50%	$4,450,000	05/20/2050	$(4,698,227)	$5,562
UMBS, 2.50%	1,492,000	05/18/2035	(1,560,014)	(6,003)
UMBS, 2.50%	4,575,000	05/13/2050	(4,765,327)	(17,636)
UMBS, 3.00%	16,325,000	05/13/2050	(17,233,716)	(5,102)
UMBS, 3.50%	2,665,000	05/18/2035	(2,812,824)	(5,386)
UMBS, 3.50%	1,750,000	05/13/2050	(1,849,139)	2,922
UMBS, 4.00%	4,635,000	05/13/2050	(4,936,814)	(4,624)
UMBS, 5.00%	1,650,000	05/13/2050	(1,793,348)	(31,070)

Total TBA sale commitments (proceeds receivable $39,588,072)			$(39,649,409)	$(61,337)

At April 30, 2020, the aggregate market value of TBA Sale Commitments represents (28.6)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2020
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	3.00% Fixed	USD	7,119,000	04/30/25	Semi-Annual	$13,114	$—	$(997,193)	$(1,010,307)
3 Mo. USD LIBOR	2.28% Fixed	USD	5,925,000	07/14/27	Semi-Annual	—	—	(772,123)	(772,123)
3 Mo. USD LIBOR	2.83% Fixed	USD	5,101,000	12/21/28	Semi-Annual	—	—	(1,022,816)	(1,022,816)

Total centrally cleared interest rate swap contracts						$13,114	$—	$(2,792,132)	$(2,805,246)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

79

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$28,282,447	$—	$28,282,447	$—
Corporate Bonds	300,421	—	300,421	—
U.S. Government Agencies	132,852,392	—	132,852,392	—
U.S. Government Securities	1,117,819	—	1,117,819	—
Short-Term Investments	18,660,414	18,660,414	—	—
Futures Contracts(2)	1,817,249	1,817,249	—	—

Total	$183,030,742	$20,477,663	$162,553,079	$—

Liabilities
Futures Contracts(2)	$(607,868)	$(607,868)	$—	$—
Swaps - Interest Rate(2)	(2,805,246)	—	(2,805,246)	—
TBA Sale Commitments	(39,649,409)	—	(39,649,409)	—

Total	$(43,062,523)	$(607,868)	$(42,454,655)	$—

(1)	For the six-month period ended April 30, 2020, investments valued at $286,523 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

80

The Hartford Short Duration Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.4%
	Asset-Backed - Automobile - 0.8%
	Credit Acceptance Auto Loan Trust
$4,960,000	2.38%, 11/15/2028(1)	$4,920,577
394,293	2.65%, 06/15/2026(1)	394,500
1,270,000	3.55%, 08/15/2027(1)	1,275,045
3,750,000	OneMain Direct Auto Receivables Trust 3.43%, 12/16/2024(1)	3,752,645
583,551	Santander Drive Auto Receivables Trust 2.46%, 03/15/2022	583,327
380,542	Westlake Automobile Receivables Trust 3.20%, 01/16/2024(1)	381,190

		11,307,284

	Asset-Backed - Finance & Insurance - 4.6%
2,203,830	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(2)	2,184,481
2,250,000	Apidos CLO 2.30%, 04/15/2031, 3 mo. USD LIBOR + 1.080%(1)(3)	2,161,472
	Bayview Opportunity Master Fund Trust
380,582	3.50%, 01/28/2055(1)(2)	382,332
674,360	3.50%, 06/28/2057(1)(2)	670,604
845,375	3.50%, 01/28/2058(1)(2)	844,620
269,546	4.00%, 11/28/2053(1)(2)	272,067
859,746	4.00%, 10/28/2064(1)(2)	869,004
	Carlyle Global Market Strategies CLO Ltd.
250,000	2.03%, 01/18/2029, 3 mo. USD LIBOR + 0.890%(1)(3)	242,819
1,497,336	2.11%, 04/17/2031, 3 mo. USD LIBOR + 0.970%(1)(3)	1,459,594
1,000,000	2.54%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(1)(3)	908,918
2,630,125	DB Master Finance LLC 3.79%, 05/20/2049(1)	2,647,931
847,130	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(2)	837,902
1,190,000	KKR CLO Ltd. 2.22%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(3)	1,139,245
105,922	Nationstar HECM Loan Trust 3.19%, 07/25/2028(1)(2)	105,854
3,825,000	Neuberger Berman CLO Ltd. 2.16%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(3)	3,688,172
1,219,412	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	1,222,303
1,280,177	OBX Trust 4.00%, 11/25/2048(1)(2)	1,289,515
1,250,000	Octagon Investment Partners Ltd. 2.16%, 07/17/2030, 3 mo. USD LIBOR + 1.020%(1)(3)	1,184,608
	OneMain Financial Issuance Trust
4,000,000	3.48%, 02/14/2031(1)	4,031,000
688,038	4.57%, 02/20/2029(1)	688,314
2,856,500	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	2,732,785
	Regional Management Issuance Trust
1,450,000	3.05%, 11/15/2028(1)	1,337,405
1,385,000	3.83%, 07/15/2027(1)	1,345,184
2,500,000	4.56%, 01/18/2028(1)	2,358,390
1,999,389	Residential Mortgage Loan Trust 2.38%, 02/25/2024(1)(2)	1,963,407
699,616	SoFi Consumer Loan Program LLC 3.28%, 01/26/2026(1)	698,893
1,351,100	SoFi Consumer Loan Program Trust 2.02%, 01/25/2029(1)	1,316,939
	Towd Point Mortgage Trust
1,391,233	2.25%, 07/25/2056(1)(2)	1,387,332
259,999	2.75%, 02/25/2055(1)(2)	260,608
640,411	2.75%, 04/25/2055(1)(2)	641,887
258,762	2.75%, 05/25/2055(1)(2)	258,369
2,126,683	2.75%, 10/25/2056(1)(2)	2,138,130
1,295,559	2.75%, 04/25/2057(1)(2)	1,298,993
856,117	2.75%, 07/25/2057(1)(2)	858,745
1,293,263	2.75%, 10/25/2057(1)(2)	1,306,699
4,915,000	Tryon Park CLO Ltd. 2.11%, 04/15/2029, 3 mo. USD LIBOR + 0.890%(1)(3)	4,760,920
	Vantage Data Centers Issuer LLC
2,557,833	3.19%, 07/15/2044(1)	2,417,125
958,767	4.07%, 02/16/2043(1)	972,100

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.4% - (continued)
	Asset-Backed - Finance & Insurance - 4.6% - (continued)
$1,286,513	4.20%, 11/16/2043(1)	$1,262,287
1,485,000	Verizon Owner Trust 2.22%, 12/20/2021(1)	1,491,060
3,143,250	Wingstop Funding LLC 4.97%, 12/05/2048(1)	3,200,834
2,755,000	Z Capital Credit Partners CLO Ltd. 2.63%, 07/16/2027, 3 mo. USD LIBOR + 1.450%(1)(3)	2,578,104

		63,416,951

	Asset-Backed - Home Equity - 0.1%
316,595	Accredited Mortgage Loan Trust 1.17%, 01/25/2035, 1 mo. USD LIBOR + 0.680%(3)	310,562
830,680	Morgan Stanley ABS Capital, Inc. Trust 1.25%, 01/25/2035, 1 mo. USD LIBOR + 0.760%(3)	814,850
71,792	Residential Asset Securitization Trust 4.99%, 07/25/2034(2)	72,267

		1,197,679

	Collateralized - Mortgage Obligations - 0.2%
2,235,000	Natixis Commercial Mortgage Securities Trust 2.51%, 10/15/2036(1)	2,241,970

	Commercial Mortgage - Backed Securities - 1.8%
	Citigroup Mortgage Loan Trust
1,868,195	3.25%, 03/25/2061(1)(2)	1,918,801
1,462,181	3.50%, 02/25/2058(1)(2)	1,498,872
535,798	DBUBS Mortgage Trust 0.88%, 11/10/2046(1)(2)(4)	501
	FREMF Mortgage Trust
900,000	4.16%, 05/25/2045(1)(2)	921,170
3,028,530	4.26%, 02/25/2046(1)(2)	3,034,373
1,000,000	4.78%, 11/25/2049(1)(2)	1,005,190
4,235,000	GS Mortgage Securities Trust 2.75%, 02/10/2037(1)	4,108,478
	JP Morgan Chase Commercial Mortgage Securities Trust
1,568,704	3.91%, 05/05/2030(1)	1,569,257
895,283	4.39%, 07/15/2046(1)	911,654
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	9,385,023

		24,353,319

	Other Asset Backed Securities - 1.3%
1,666,871	Avant Loans Funding Trust 2.72%, 10/15/2026(1)	1,633,941
1,080,000	Dryden Senior Loan Fund 2.19%, 04/15/2031, 3 mo. USD LIBOR + 0.970%(1)(3)	1,035,072
3,242,565	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	2,469,532
798,610	Finance of America Structured Securities Trust 3.28%, 04/25/2029(1)(2)	799,129
	Marlette Funding Trust
2,956,729	2.39%, 12/17/2029(1)	2,885,891
959,719	2.69%, 09/17/2029(1)	945,527
1,242,683	3.13%, 07/16/2029(1)	1,214,278
726,087	3.44%, 04/16/2029(1)	715,030
673,637	Nationstar HECM Loan Trust 2.65%, 06/25/2029(1)(2)	671,229
2,016,987	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	1,490,087
3,560,000	Stack Infrastructure Issuer LLC 3.08%, 10/25/2044(1)	3,484,054
738,422	VOLT LXIV LLC 3.38%, 10/25/2047(1)(5)	682,470

		18,026,240

	Telecommunications - 0.2%
3,499,227	GCAT LLC 2.25%, 01/25/2060(1)(5)	3,524,749

	Whole Loan Collateral CMO - 9.4%
	Angel Oak Mortgage Trust LLC
1,380,763	2.47%, 12/25/2059(1)(2)	1,389,885
338,735	2.48%, 07/25/2047(1)(2)	336,362
281,314	2.71%, 11/25/2047(1)(2)	278,916
56,486	2.81%, 01/25/2047(1)(2)	56,203
3,643,893	2.99%, 07/26/2049(1)(2)	3,668,428
1,429,389	3.92%, 11/25/2048(1)(2)	1,443,230
	Arroyo Mortgage Trust
4,464,092	2.96%, 10/25/2048(1)(2)	4,428,860
1,093,834	3.81%, 01/25/2049(1)(2)	1,108,443

The accompanying notes are an integral part of these financial statements.

81

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.4% - (continued)
	Whole Loan Collateral CMO - 9.4% - (continued)
	Bunker Hill Loan Depositary Trust
$3,700,829	2.72%, 11/25/2059(1)(5)	$3,684,764
1,088,627	3.61%, 10/26/2048(1)(5)	1,095,810
3,364,585	3.82%, 10/26/2048(1)(5)	3,387,206
2,295,169	CIM Trust 3.00%, 04/25/2057(1)(2)	2,270,667
1,270,000	Colombia Cent CLO Ltd. 2.14%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(3)	1,237,017
	COLT Mortgage Loan Trust
4,435,844	2.49%, 02/25/2050(1)(2)	4,437,025
2,640,725	2.58%, 11/25/2049(1)(2)	2,608,823
708,964	2.76%, 08/25/2049(1)(2)	703,614
423,850	3.47%, 07/27/2048(1)(2)	424,119
357,085	3.69%, 10/26/2048(1)(2)	360,038
497,739	3.71%, 03/25/2049(1)(2)	499,705
1,604,487	4.01%, 12/28/2048(1)(2)	1,612,292
	CSMC Trust
2,666,726	2.24%, 02/25/2050(1)(2)	2,610,824
1,627,263	4.13%, 07/25/2058(1)(2)	1,601,224
	Deephaven Residential Mortgage Trust
4,919,579	2.34%, 01/25/2060(1)(2)	4,839,402
338,515	2.45%, 06/25/2047(1)(2)	334,690
163,261	2.73%, 12/26/2046(1)(2)	161,382
4,187,415	2.79%, 10/25/2059(1)(2)	4,175,848
182,168	2.81%, 10/25/2047(1)(2)	184,575
745,873	3.48%, 04/25/2058(1)(2)	749,297
1,694,194	3.79%, 08/25/2058(1)(2)	1,693,045
760,522	Flagstar Mortgage Trust 4.00%, 09/25/2048(1)(2)	761,237
2,915,666	Galton Funding Mortgage Trust 2.66%, 10/25/2059(1)(2)	2,944,036
2,070,877	GCAT Trust 2.65%, 10/25/2068(1)(2)	2,056,043
407,259	Home Re Ltd. 2.09%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(3)	385,241
916,704	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	931,583
490,672	MFA Trust 2.59%, 02/25/2057(1)(2)	462,391
	Mill City Mortgage Loan Trust
534,664	2.50%, 04/25/2057(1)(2)	534,039
4,204,284	2.75%, 07/25/2059(1)(2)	4,236,107
1,780,967	2.75%, 01/25/2061(1)(2)	1,799,009
1,026,218	3.25%, 05/25/2062(1)(2)	1,047,019
1,974,719	3.50%, 05/25/2058(1)(2)	2,030,097
1,901,942	3.50%, 08/25/2058(1)(2)	1,963,412
5,525,000	New Residential Advance Receivables Trust 2.43%, 10/15/2051(1)	5,452,655
	New Residential Mortgage LLC
2,523,167	3.61%, 05/25/2023(1)	2,501,657
2,747,145	3.79%, 07/25/2054(1)	2,634,775
	New Residential Mortgage Loan Trust
2,814,639	1.24%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	2,715,302
3,832,501	2.46%, 01/26/2060(1)(2)	3,702,378
533,387	3.25%, 09/25/2056(1)(2)	541,508
901,327	3.50%, 12/25/2057(1)(2)	932,178
537,470	3.75%, 11/26/2035(1)(2)	548,153
380,178	3.75%, 03/25/2056(1)(2)	387,608
596,626	3.75%, 11/25/2056(1)(2)	608,303
1,080,421	4.00%, 02/25/2057(1)(2)	1,131,603
1,076,816	4.00%, 03/25/2057(1)(2)	1,134,878
741,369	4.00%, 04/25/2057(1)(2)	776,985
1,068,862	4.00%, 05/25/2057(1)(2)	1,126,692
1,769,195	4.00%, 09/25/2057(1)(2)	1,828,776
835,119	4.00%, 12/25/2057(1)(2)	872,735
2,700,000	NRZ Advance Receivables Trust 2.59%, 07/15/2052(1)	2,610,604
3,797,745	OBX Trust 3.50%, 12/25/2049(1)(2)	3,891,653
969,448	Preston Ridge Partners Mortgage Trust LLC 3.75%, 04/25/2023(1)(2)	923,514
4,455,943	PSMC Trust 3.50%, 10/25/2049(1)(2)	4,492,876
808,893	Radnor RE Ltd. 1.69%, 06/25/2029, 1 mo. USD LIBOR + 1.200%(1)(3)	796,297

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.4% - (continued)
	Whole Loan Collateral CMO - 9.4% - (continued)
	Sequoia Mortgage Trust
$3,967,030	3.50%, 11/25/2049(1)(2)	$4,044,960
220,091	4.00%, 09/25/2048(1)(2)	221,836
1,512,476	4.50%, 08/25/2048(1)(2)	1,564,711
803,792	Spruce Hill Mortgage Loan Trust 3.40%, 04/29/2049(1)(2)	801,782
3,833,864	Starwood Mortgage Residential Trust 2.28%, 02/25/2050(1)(2)	3,794,834
	Towd Point Mortgage Trust
753,526	2.25%, 04/25/2056(1)(2)	751,912
2,102,243	2.90%, 10/25/2059(1)(2)	2,165,315
	Verus Securitization Trust
2,378,405	2.42%, 01/25/2060(1)(2)	2,404,276
2,693,593	2.64%, 11/25/2059(1)(5)	2,759,678
1,421,433	3.68%, 06/01/2058(1)(2)	1,428,166
929,957	Wells Fargo Mortgage Backed Securities Trust 4.00%, 04/25/2049(1)(2)	933,205

		131,013,713

	Total Asset & Commercial Mortgage-Backed Securities (cost $259,397,977)	$255,081,905

CORPORATE BONDS - 53.2%
	Aerospace/Defense - 0.7%
500,000	Arconic, Inc. 5.87%, 02/23/2022	509,931
365,000	BAE Systems Holdings, Inc. 2.85%, 12/15/2020(1)	366,580
4,000,000	Boeing Co. 4.51%, 05/01/2023	4,000,000
1,250,000	Howmet Aerospace, Inc. 6.88%, 05/01/2025	1,274,706
2,275,000	L3Harris Technologies, Inc. 3.85%, 06/15/2023(1)	2,383,971
559,000	United Technologies Corp. 3.65%, 08/16/2023	604,136

		9,139,324

	Agriculture - 0.6%
3,125,000	Altria Group, Inc. 2.85%, 08/09/2022	3,213,538
5,000,000	BAT Capital Corp. 2.79%, 09/06/2024	5,087,301
644,000	Reynolds American, Inc. 3.25%, 06/12/2020	644,683

		8,945,522

	Apparel - 0.3%
4,000,000	VF Corp. 2.40%, 04/23/2025	4,068,048

	Auto Manufacturers - 2.1%
2,000,000	Daimler Finance North America LLC 2.00%, 07/06/2021(1)	1,969,577
	Ford Motor Credit Co. LLC
3,125,000	3.35%, 11/01/2022	2,812,500
2,800,000	4.06%, 11/01/2024	2,436,000
	General Motors Financial Co., Inc.
2,850,000	2.90%, 02/26/2025	2,582,726
2,500,000	3.15%, 06/30/2022	2,382,026
2,500,000	3.20%, 07/06/2021	2,447,270
2,500,000	4.20%, 11/06/2021	2,449,713
2,500,000	Harley-Davidson Financial Services, Inc. 2.85%, 01/15/2021(1)	2,491,990
	Hyundai Capital America
2,500,000	2.38%, 02/10/2023(1)	2,405,568
1,825,000	4.13%, 06/08/2023(1)	1,841,581
	Nissan Motor Acceptance Corp.
1,000,000	2.15%, 09/28/2020(1)	982,518
1,250,000	2.55%, 03/08/2021(1)	1,212,375
3,025,000	Volkswagen Group of America Finance LLC 4.25%, 11/13/2023(1)	3,169,151

		29,182,995

	Auto Parts & Equipment - 0.3%
4,237,000	Goodyear Tire & Rubber Co. 8.75%, 08/15/2020	4,252,889

The accompanying notes are an integral part of these financial statements.

82

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 53.2% - (continued)
	Beverages - 0.5%
$1,155,000	Anheuser-Busch InBev Finance, Inc. 3.70%, 02/01/2024	$1,251,918
1,700,000	Anheuser-Busch InBev Worldwide, Inc. 4.15%, 01/23/2025	1,892,777
	Constellation Brands, Inc.
2,435,000	2.65%, 11/07/2022	2,482,140
340,000	2.70%, 05/09/2022	345,637
625,000	Molson Coors Brewing Co. 2.10%, 07/15/2021	623,282

		6,595,754

	Chemicals - 0.9%
	Celanese U.S. Holdings LLC
915,000	3.50%, 05/08/2024	915,880
3,225,000	4.63%, 11/15/2022	3,336,256
3,600,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	3,891,918
2,500,000	Eastman Chemical Co. 3.50%, 12/01/2021	2,559,858
1,235,000	International Flavors & Fragrances, Inc. 3.40%, 09/25/2020	1,237,122
48,000	Sherwin-Williams Co. 2.75%, 06/01/2022	48,488

		11,989,522

	Commercial Banks - 15.2%
	Banco Santander S.A.
1,600,000	3.13%, 02/23/2023	1,622,674
1,200,000	3.50%, 04/11/2022	1,226,816
600,000	3.85%, 04/12/2023	622,685
	Bank of America Corp.
5,125,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(6)	5,156,982
1,500,000	2.74%, 01/23/2022, (2.74% fixed rate until 01/23/2021; 3 mo. USD LIBOR + 0.370% thereafter)(6)	1,509,289
4,915,000	Bank of Montreal 2.05%, 11/01/2022	5,002,576
1,500,000	Banque Federative du Credit Mutuel S.A. 2.70%, 07/20/2022(1)	1,539,478
	Barclays plc
1,850,000	2.88%, 06/08/2020	1,851,928
2,625,000	3.25%, 01/12/2021	2,643,874
1,775,000	4.61%, 02/15/2023, (4.61% fixed rate until 02/15/2022; 3 mo. USD LIBOR + 1.400% thereafter)(6)	1,844,285
1,750,000	BB&T Corp. 3.05%, 06/20/2022	1,807,914
	BNP Paribas S.A.
580,000	2.95%, 05/23/2022(1)	589,908
750,000	3.50%, 03/01/2023(1)	774,759
	BPCE S.A.
3,000,000	2.38%, 01/14/2025(1)	2,986,639
1,750,000	2.75%, 01/11/2023(1)	1,781,457
300,000	3.00%, 05/22/2022(1)	304,215
1,500,000	4.00%, 09/12/2023(1)	1,576,729
	Canadian Imperial Bank of Commerce
1,250,000	2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(6)	1,272,033
1,250,000	3.50%, 09/13/2023	1,343,711
	Capital One Financial Corp.
2,500,000	2.47%, 05/12/2020, 3 mo. USD LIBOR + 0.760%(3)	2,499,690
1,250,000	3.05%, 03/09/2022	1,269,417
1,750,000	3.45%, 04/30/2021	1,775,077
1,755,000	3.90%, 01/29/2024	1,828,467
	CIT Group, Inc.
2,500,000	4.13%, 03/09/2021	2,456,250
1,620,000	5.00%, 08/15/2022	1,595,700
3,980,000	5.00%, 08/01/2023	3,895,505
	Citigroup, Inc.
3,000,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. USD SOFR + 0.867% thereafter)(6)	3,026,726
4,500,000	2.90%, 12/08/2021	4,590,268

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 53.2% - (continued)
	Commercial Banks - 15.2% - (continued)
	Citizens Bank NA
$770,000	2.55%, 05/13/2021	$777,924
4,500,000	2.65%, 05/26/2022	4,567,281
665,000	Citizens Financial Group, Inc. 2.38%, 07/28/2021	669,642
3,550,000	Comerica, Inc. 3.70%, 07/31/2023	3,736,219
	Credit Agricole S.A.
2,500,000	2.38%, 01/22/2025(1)	2,547,892
735,000	3.75%, 04/24/2023(1)	771,371
	Credit Suisse Group AG
3,420,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(6)	3,413,042
2,001,000	3.57%, 01/09/2023(1)	2,047,974
2,000,000	Credit Suisse Group Funding Guernsey Ltd. 3.45%, 04/16/2021	2,030,663
	Danske Bank A/S
1,120,000	2.00%, 09/08/2021(1)	1,119,559
1,250,000	2.70%, 03/02/2022(1)	1,265,801
1,250,000	2.80%, 03/10/2021(1)	1,262,512
5,510,000	5.00%, 01/12/2022(1)	5,696,234
1,190,000	Deutsche Bank AG 2.70%, 07/13/2020	1,188,714
2,425,000	Discover Bank 2.45%, 09/12/2024	2,376,801
3,000,000	DNB Bank ASA 2.15%, 12/02/2022(1)	3,064,300
	Fifth Third Bancorp
2,430,000	2.38%, 01/28/2025	2,467,767
1,750,000	2.60%, 06/15/2022	1,782,044
2,000,000	3.65%, 01/25/2024	2,113,348
	Goldman Sachs Group, Inc.
1,225,000	2.35%, 11/15/2021	1,229,606
660,000	2.63%, 04/25/2021	667,678
4,000,000	3.00%, 04/26/2022	4,052,202
1,500,000	3.20%, 02/23/2023	1,556,143
2,500,000	3.63%, 02/20/2024	2,648,226
	HSBC Holdings plc
3,500,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD LIBOR + 1.140% thereafter)(6)	3,568,756
2,135,000	3.26%, 03/13/2023, (3.26% fixed rate until 03/13/2022; 3 mo. USD LIBOR + 1.055% thereafter)(6)	2,189,242
1,150,000	3.40%, 03/08/2021	1,170,171
	Huntington Bancshares, Inc.
2,000,000	2.30%, 01/14/2022	2,028,458
1,700,000	3.15%, 03/14/2021	1,725,451
	ING Groep N.V.
705,000	3.15%, 03/29/2022	722,867
2,000,000	4.10%, 10/02/2023	2,140,188
	Intesa Sanpaolo S.p.A.
1,955,000	3.13%, 07/14/2022(1)	1,951,107
2,000,000	3.25%, 09/23/2024(1)(7)	1,973,194
1,675,000	3.38%, 01/12/2023(1)	1,678,359
750,000	6.50%, 02/24/2021(1)	770,680
4,600,000	JP Morgan Chase & Co. 2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(6)	4,695,695
1,500,000	KeyBank NA 2.40%, 06/09/2022	1,531,332
4,100,000	Macquarie Bank Ltd. 2.10%, 10/17/2022(1)	4,139,119
3,000,000	Macquarie Group Ltd. 3.19%, 11/28/2023, (3.19% fixed rate until 11/28/2022; 3 mo. USD LIBOR + 1.023% thereafter)(1)(6)	3,060,176
1,045,000	Manufacturers & Traders Trust Co. 1.66%, 12/28/2020, 1 mo. USD LIBOR + 1.215%(3)	1,044,005
3,580,000	Mitsubishi UFJ Financial Group, Inc. 2.62%, 07/18/2022	3,652,492
2,000,000	Mizuho Financial Group, Inc. 2.72%, 07/16/2023, (2.72% fixed rate until 07/16/2022; 3 mo. USD LIBOR + 0.840% thereafter)(6)	2,034,760
	Morgan Stanley
2,000,000	0.73%, 01/20/2023, 3 mo. USD SOFR + 0.700%(3)	1,928,429

The accompanying notes are an integral part of these financial statements.

83

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 53.2% - (continued)
	Commercial Banks - 15.2% - (continued)
$920,000	2.50%, 04/21/2021	$931,254
2,675,000	4.00%, 07/23/2025	2,945,594
3,400,000	National Bank of Canada 2.15%, 10/07/2022(1)	3,445,379
4,125,000	NatWest Markets plc 3.63%, 09/29/2022(1)	4,257,203
	Regions Financial Corp.
2,500,000	2.75%, 08/14/2022	2,542,301
1,500,000	3.80%, 08/14/2023	1,583,642
3,900,000	Royal Bank of Canada 2.25%, 11/01/2024	3,993,013
3,530,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	3,575,043
	Santander UK plc
2,670,000	2.10%, 01/13/2023	2,688,354
2,000,000	3.40%, 06/01/2021	2,037,200
	Skandinaviska Enskilda Banken AB
1,400,000	2.63%, 11/17/2020(1)	1,412,421
1,500,000	2.80%, 03/11/2022	1,531,460
	Standard Chartered plc
3,655,000	2.74%, 09/10/2022, (2.74% fixed rate until 09/10/2021; 3 mo. USD LIBOR + 1.200% thereafter)(1)(6)	3,664,071
3,400,000	4.25%, 01/20/2023, (4.25% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.150% thereafter)(1)(6)	3,487,917
895,000	SunTrust Banks, Inc. 2.90%, 03/03/2021	907,340
	UniCredit S.p.A.
3,250,000	3.75%, 04/12/2022(1)	3,282,805
3,035,000	6.57%, 01/14/2022(1)	3,130,360
	Wells Fargo & Co.
7,500,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.750% thereafter)(6)	7,536,244
4,650,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(6)	4,720,989

		211,125,066

	Commercial Services - 1.1%
	Equifax, Inc.
3,365,000	2.60%, 12/01/2024	3,413,206
1,035,000	3.30%, 12/15/2022	1,062,145
2,555,000	3.95%, 06/15/2023	2,669,827
	Global Payments, Inc.
2,345,000	2.65%, 02/15/2025	2,412,010
1,500,000	3.80%, 04/01/2021	1,520,935
2,750,000	IHS Markit Ltd. 4.13%, 08/01/2023	2,943,738
1,500,000	Total System Services, Inc. 4.00%, 06/01/2023	1,603,844

		15,625,705

	Construction Materials - 0.4%
3,600,000	Carrier Global Corp. 2.24%, 02/15/2025(1)	3,573,575
2,000,000	Fortune Brands Home & Security, Inc. 3.00%, 06/15/2020	1,999,681

		5,573,256

	Diversified Financial Services - 2.8%
910,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/23/2023	812,684
2,230,000	AIG Global Funding 2.30%, 07/01/2022(1)	2,267,442
	Air Lease Corp.
2,500,000	2.25%, 01/15/2023	2,322,152
2,700,000	2.63%, 07/01/2022	2,510,917
	Aircastle Ltd.
1,200,000	4.13%, 05/01/2024	1,052,359
1,400,000	4.40%, 09/25/2023	1,229,028
3,075,000	5.13%, 03/15/2021	3,003,922
2,690,000	Ally Financial, Inc. 3.88%, 05/21/2024	2,642,925
4,250,000	Avolon Holdings Funding Ltd. 2.88%, 02/15/2025(1)	3,418,603
2,500,000	CNA Financial Corp. 7.25%, 11/15/2023	2,851,448
4,125,000	LeasePlan Corp. N.V. 2.88%, 10/24/2024(1)	4,072,665
2,525,000	Protective Life Global Funding 2.62%, 08/22/2022(1)	2,562,337

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 53.2% - (continued)
	Diversified Financial Services - 2.8% - (continued)
$1,800,000	Societe Generale S.A. 3.25%, 01/12/2022(1)	$1,831,139
	Synchrony Financial
2,135,000	2.85%, 07/25/2022	2,076,535
1,245,000	4.38%, 03/19/2024	1,223,269
4,925,000	Western Union Co. 2.85%, 01/10/2025	4,878,478

		38,755,903

	Electric - 3.2%
2,500,000	AEP Texas, Inc. 2.40%, 10/01/2022	2,557,520
2,500,000	Ameren Corp. 2.50%, 09/15/2024	2,588,433
1,605,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	1,626,743
3,400,000	CenterPoint Energy, Inc. 3.85%, 02/01/2024	3,635,324
2,280,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	2,301,969
2,475,000	Dominion Energy, Inc. 3.07%, 08/15/2024(5)	2,592,193
	Edison International
2,000,000	2.40%, 09/15/2022(7)	1,995,865
2,750,000	2.95%, 03/15/2023	2,750,901
1,840,000	3.55%, 11/15/2024	1,929,211
395,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	397,246
	Enel Finance International N.V.
3,150,000	2.88%, 05/25/2022(1)	3,168,061
1,500,000	4.25%, 09/14/2023(1)	1,589,918
3,760,000	Evergy, Inc. 2.45%, 09/15/2024	3,895,304
	Eversource Energy
1,055,000	2.50%, 03/15/2021	1,063,667
890,000	3.80%, 12/01/2023	960,842
805,000	Exelon Corp. 2.85%, 06/15/2020	805,482
970,000	FirstEnergy Corp. 2.85%, 07/15/2022	989,610
1,850,000	ITC Holdings Corp. 2.70%, 11/15/2022	1,894,672
705,000	Potomac Electric Power Co. 3.05%, 04/01/2022	728,241
3,410,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	3,560,177
3,000,000	Southern Co. 2.35%, 07/01/2021	3,035,636

		44,067,015

	Electronics - 0.1%
850,000	Fortive Corp. 2.35%, 06/15/2021	853,926
870,000	Keysight Technologies Co. 4.55%, 10/30/2024	946,238

		1,800,164

	Engineering & Construction - 0.1%
1,760,000	SBA Tower Trust 3.17%, 04/09/2047(1)	1,784,064

	Entertainment - 0.2%
2,835,000	Eldorado Resorts, Inc. 7.00%, 08/01/2023	2,721,600

	Food - 1.1%
	Conagra Brands, Inc.
1,200,000	3.25%, 09/15/2022	1,233,146
2,000,000	4.30%, 05/01/2024	2,177,089
4,000,000	Danone S.A. 2.08%, 11/02/2021(1)	4,043,907
	Kraft Heinz Foods Co.
190,000	2.80%, 07/02/2020	189,636
3,550,000	3.50%, 07/15/2022	3,628,181
2,500,000	Mondelez International Holdings Netherlands B.V. 2.00%, 10/28/2021(1)	2,522,171
2,000,000	Tyson Foods, Inc. 4.50%, 06/15/2022	2,113,630

		15,907,760

	Healthcare-Products - 0.4%
2,260,000	Boston Scientific Corp. 3.45%, 03/01/2024	2,394,468
2,870,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	2,899,877

		5,294,345

	Healthcare-Services - 1.6%
	Anthem, Inc.
2,720,000	2.38%, 01/15/2025	2,799,222
1,500,000	2.95%, 12/01/2022	1,556,705

The accompanying notes are an integral part of these financial statements.

84

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 53.2% - (continued)
	Healthcare-Services - 1.6% - (continued)
$3,800,000	Centene Corp. 4.75%, 05/15/2022	$3,838,000
3,771,000	CommonSpirit Health 2.76%, 10/01/2024	3,703,209
2,000,000	HCA, Inc. 4.75%, 05/01/2023	2,131,682
	Howard University
1,965,000	2.42%, 10/01/2024	2,003,767
655,000	2.52%, 10/01/2025	654,746
1,685,000	Howard University, Inc. 2.74%, 10/01/2022	1,703,784
3,300,000	UnitedHealth Group, Inc. 3.50%, 02/15/2024	3,596,395

		21,987,510

	Home Builders - 0.1%
2,000,000	Toll Brothers Finance Corp. 5.88%, 02/15/2022	2,057,500

	Household Products/Wares - 0.2%
2,515,000	Church & Dwight Co., Inc. 2.88%, 10/01/2022(7)	2,574,203

	Insurance - 0.8%
565,000	Aon Corp. 2.20%, 11/15/2022	575,498
1,250,000	Assurant, Inc. 4.20%, 09/27/2023	1,310,332
785,000	AXA Equitable Holdings, Inc. 3.90%, 04/20/2023	815,806
3,250,000	Liberty Mutual Group, Inc. 4.95%, 05/01/2022(1)	3,429,337
2,315,000	Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024	2,518,212
705,000	Trinity Acquisition plc 3.50%, 09/15/2021	718,174
2,250,000	Willis North America, Inc. 3.60%, 05/15/2024	2,365,724

		11,733,083

	Internet - 0.4%
2,000,000	Netflix, Inc. 5.50%, 02/15/2022	2,080,000
3,630,000	Tencent Holdings Ltd. 2.99%, 01/19/2023(1)	3,712,516

		5,792,516

	Iron/Steel - 0.6%
	Steel Dynamics, Inc.
7,000,000	2.80%, 12/15/2024	6,847,076
1,000,000	5.25%, 04/15/2023	1,005,157

		7,852,233

	IT Services - 1.1%
	Hewlett Packard Enterprise Co.
4,550,000	2.25%, 04/01/2023	4,616,838
1,250,000	3.50%, 10/05/2021	1,280,229
1,250,000	3.60%, 10/15/2020	1,257,899
5,775,000	International Business Machines Corp. 3.00%, 05/15/2024	6,183,657
2,200,000	NCR Corp. 5.00%, 07/15/2022	2,194,500

		15,533,123

	Lodging - 0.9%
5,090,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	4,946,961
	Marriott International, Inc.
1,565,000	2.13%, 10/03/2022	1,476,138
1,500,000	2.30%, 01/15/2022	1,452,898
2,500,000	3.60%, 04/15/2024	2,382,861
2,300,000	MGM Resorts International 6.00%, 03/15/2023	2,236,750

		12,495,608

	Machinery-Diversified - 0.7%
	CNH Industrial Capital LLC
2,000,000	4.38%, 11/06/2020	2,005,547
995,000	4.38%, 04/05/2022	1,019,094
1,850,000	Otis Worldwide Corp. 2.06%, 04/05/2025(1)	1,884,419
	Roper Technologies, Inc.
3,225,000	2.35%, 09/15/2024	3,271,289
1,500,000	3.65%, 09/15/2023	1,581,230

		9,761,579

	Media - 1.9%
1,500,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 05/01/2023(1)	1,519,215

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 53.2% - (continued)
		Media - 1.9% - (continued)
		Charter Communications Operating LLC / Charter Communications Operating Capital
	$1,685,000	3.58%, 07/23/2020	$1,687,308
	2,500,000	4.46%, 07/23/2022	2,633,653
	3,185,000	Comcast Corp. 3.70%, 04/15/2024	3,488,907
		Cox Communications, Inc.
	905,000	2.95%, 06/30/2023(1)	940,755
	2,207,000	3.15%, 08/15/2024(1)	2,332,371
	3,000,000	3.25%, 12/15/2022(1)	3,122,852
	2,195,000	Discovery Communications LLC 2.80%, 06/15/2020	2,195,646
		Fox Corp.
	550,000	3.67%, 01/25/2022	569,977
	735,000	4.03%, 01/25/2024	794,040
		ViacomCBS, Inc.
	815,000	2.90%, 06/01/2023	823,030
	2,900,000	3.25%, 03/15/2023	2,953,108
	2,675,000	Videotron Ltd. 5.00%, 07/15/2022	2,748,563

			25,809,425

		Mining - 0.3%
		Anglo American Capital plc
	2,250,000	3.75%, 04/10/2022(1)	2,264,489
	1,500,000	4.13%, 04/15/2021(1)	1,507,722
	320,000	Glencore Funding LLC 3.00%, 10/27/2022(1)	317,488

			4,089,699

		Miscellaneous Manufacturing - 0.1%
	1,480,000	Parker-Hannifin Corp. 2.70%, 06/14/2024	1,512,415

		Office/Business Equipment - 0.7%
		Xerox Corp.
	4,000,000	2.75%, 09/01/2020	4,000,000
	5,195,000	4.50%, 05/15/2021	5,209,026

			9,209,026

		Oil & Gas - 2.6%
		Aker BP ASA
	5,845,000	3.00%, 01/15/2025(1)	5,099,941
	3,075,000	4.75%, 06/15/2024(1)	2,852,390
	875,000	Canadian Natural Resources Ltd. 2.95%, 01/15/2023	844,325
	2,795,000	Cimarex Energy Co. 4.38%, 06/01/2024	2,564,842
	3,400,000	Eni S.p.A. 4.00%, 09/12/2023(1)	3,464,951
	3,000,000	Marathon Petroleum Corp. 4.50%, 05/01/2023	3,005,281
	3,000,000	Noble Energy, Inc. 3.90%, 11/15/2024	2,690,450
		Occidental Petroleum Corp.
	5,050,000	2.70%, 08/15/2022	4,393,500
	1,991,000	4.85%, 03/15/2021	1,911,360
EUR	2,535,000	Petroleos Mexicanos 3.13%, 11/27/2020(8)	2,701,584
	$1,565,000	Pioneer Natural Resources Co. 3.45%, 01/15/2021	1,569,782
		Valero Energy Corp.
	3,500,000	2.70%, 04/15/2023	3,495,046
	735,000	2.85%, 04/15/2025	729,049

			35,322,501

		Pharmaceuticals - 1.8%
		AbbVie, Inc.
	1,250,000	2.30%, 05/14/2021	1,263,120
	5,000,000	2.60%, 11/21/2024(1)	5,202,536
		Bayer U.S. Finance LLC
	2,000,000	3.50%, 06/25/2021(1)	2,040,778
	1,400,000	3.88%, 12/15/2023(1)	1,486,224
	2,081,000	Cigna Corp. 3.75%, 07/15/2023	2,222,952
	1,060,000	CVS Health Corp. 2.63%, 08/15/2024	1,103,582
		Elanco Animal Health, Inc.
	4,075,000	4.66%, 08/27/2021	4,167,503
	2,560,000	5.02%, 08/28/2023	2,700,800
	95,000	Mylan N.V. 3.75%, 12/15/2020	95,066

The accompanying notes are an integral part of these financial statements.

85

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 53.2% - (continued)
	Pharmaceuticals - 1.8% - (continued)
$4,850,000	Teva Pharmaceutical Finance Netherlands B.V. 2.20%, 07/21/2021	$4,722,687

		25,005,248

	Pipelines - 2.3%
	Energy Transfer Operating L.P.
1,870,000	2.90%, 05/15/2025	1,740,631
1,130,000	4.20%, 09/15/2023	1,111,243
2,150,000	4.50%, 04/15/2024	2,123,328
1,700,000	Enterprise Products Operating LLC 2.85%, 04/15/2021	1,701,441
2,775,000	EQM Midstream Partners L.P. 4.75%, 07/15/2023	2,625,705
	Kinder Morgan Energy Partners L.P.
850,000	4.15%, 03/01/2022	862,263
1,175,000	5.30%, 09/15/2020	1,184,000
	MPLX L.P.
1,080,000	1.90%, 09/09/2021, 3 mo. USD LIBOR + 0.900%(3)	1,016,056
240,000	3.50%, 12/01/2022(1)	237,037
5,200,000	Phillips 66 Partners L.P. 2.45%, 12/15/2024	5,001,589
2,050,000	Sunoco Logistics Partners Operations L.P. 4.40%, 04/01/2021	2,044,460
	Western Midstream Operating L.P.
5,725,000	3.10%, 02/01/2025	5,224,063
750,000	4.00%, 07/01/2022	725,625
3,200,000	Williams Cos., Inc. 4.30%, 03/04/2024	3,301,110
3,000,000	Williams Partners L.P. 3.60%, 03/15/2022	3,034,784

		31,933,335

	Real Estate - 0.2%
2,000,000	WEA Finance LLC 3.15%, 04/05/2022(1)	1,999,521
1,100,000	WEA Finance LLC / Westfield UK & Europe Finance plc 3.25%, 10/05/2020(1)	1,099,598

		3,099,119

	Real Estate Investment Trusts - 1.7%
	American Tower Corp.
1,750,000	3.00%, 06/15/2023	1,828,713
1,755,000	3.30%, 02/15/2021	1,775,324
2,350,000	3.38%, 05/15/2024	2,507,627
3,890,000	Brandywine Operating Partnership L.P. 4.10%, 10/01/2024	3,968,248
	Crown Castle International Corp.
1,500,000	3.15%, 07/15/2023	1,571,288
240,000	3.40%, 02/15/2021	242,215
2,000,000	Realty Income Corp. 3.25%, 10/15/2022	2,051,494
1,745,000	SBA Tower Trust 2.84%, 01/15/2025(1)	1,777,068
3,700,000	Ventas Realty L.P. 2.65%, 01/15/2025	3,520,196
	Welltower, Inc.
2,000,000	3.63%, 03/15/2024	2,024,662
2,000,000	3.95%, 09/01/2023	2,042,507

		23,309,342

	Retail - 0.8%
	CVS Health Corp.
2,350,000	2.13%, 06/01/2021	2,369,153
715,000	2.80%, 07/20/2020	714,914
595,000	3.35%, 03/09/2021	604,697
2,500,000	3.70%, 03/09/2023	2,649,015
1,790,000	Dollar Tree, Inc. 3.70%, 05/15/2023	1,877,117
2,545,000	FirstCash, Inc. 5.38%, 06/01/2024(1)	2,551,362

		10,766,258

	Savings & Loans - 0.4%
	Nationwide Building Society
3,550,000	2.00%, 01/27/2023(1)(7)	3,572,458
1,400,000	3.62%, 04/26/2023, (3.62% fixed rate until 04/26/2022; 3 mo. USD LIBOR + 1.181% thereafter)(1)(6)	1,435,644

		5,008,102

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 53.2% - (continued)
	Semiconductors - 0.4%
	Broadcom, Inc.
$1,500,000	3.13%, 10/15/2022(1)	$1,554,447
1,500,000	3.63%, 10/15/2024(1)	1,580,872
	NXP B.V. / NXP Funding LLC
2,000,000	4.13%, 06/01/2021(1)	2,043,137
860,000	4.88%, 03/01/2024(1)	933,642

		6,112,098

	Software - 0.1%
1,380,000	Fiserv, Inc. 3.80%, 10/01/2023	1,491,731

	Telecommunications - 1.4%
2,390,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	2,440,132
	AT&T, Inc.
2,000,000	2.80%, 02/17/2021	2,021,353
2,000,000	3.60%, 02/17/2023(7)	2,102,901
5,500,000	Nokia Oyj 3.38%, 06/12/2022	5,541,250
3,485,625	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	3,494,339
2,000,000	Telefonica Emisiones S.A. 4.57%, 04/27/2023	2,164,016
1,000,000	Verizon Communications, Inc. 5.15%, 09/15/2023	1,136,280

		18,900,271

	Toys/Games/Hobbies - 0.1%
1,750,000	Hasbro, Inc. 2.60%, 11/19/2022	1,767,477

	Transportation - 1.1%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,500,000	2.70%, 03/14/2023(1)	1,506,467
1,425,000	2.70%, 11/01/2024(1)	1,422,090
1,000,000	3.20%, 07/15/2020(1)	1,000,286
2,065,000	3.45%, 07/01/2024(1)	2,140,245
1,250,000	3.90%, 02/01/2024(1)	1,291,668
2,000,000	4.13%, 08/01/2023(1)	2,075,573
1,270,000	Ryder System, Inc. 2.25%, 09/01/2021	1,263,487
4,450,000	TTX Co. 3.60%, 01/15/2025(1)	4,802,304

		15,502,120

	Trucking & Leasing - 0.9%
2,650,000	Aviation Capital Group LLC 3.88%, 05/01/2023(1)	2,165,584
2,950,000	Avolon Holdings Funding Ltd. 5.13%, 10/01/2023(1)	2,639,412
5,275,000	DAE Funding LLC 5.25%, 11/15/2021(1)	4,826,625
2,500,000	GATX Corp. 4.35%, 02/15/2024	2,662,473
300,000	Park Aerospace Holdings Ltd. 5.25%, 08/15/2022(1)	276,600

		12,570,694

	Total Corporate Bonds (cost $735,673,449)	$738,025,148

FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
	Qatar - 0.1%
1,960,000	Qatar Government International Bond 3.88%, 04/23/2023(1)	2,076,173

	Total Foreign Government Obligations (cost $1,946,711)	$2,076,173

MUNICIPAL BONDS - 0.5%
	General Obligation - 0.2%
2,805,000	Cook County, IL, GO 4.74%, 11/15/2022	2,909,851

	Higher Education - 0.2%
2,630,000	Chicago, IL, Board of Education, GO 5.28%, 12/01/2022	2,657,168

	Transportation - 0.1%
1,750,000	Alameda Corridor Transportation Auth, CA 0.00%, 10/01/2022(9)	1,681,505

	Total Municipal Bonds (cost $7,106,316)	$7,248,524

The accompanying notes are an integral part of these financial statements.

86

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 16.5%(10)
		Advertising - 0.1%
	$1,452,700	Clear Channel Outdoor Holdings, Inc. 4.26%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	$1,258,401

		Aerospace/Defense - 0.2%
	3,761,337	TransDigm, Inc. 2.65%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	3,283,535

		Airlines - 0.1%
	1,541,983	American Airlines, Inc. 2.24%, 06/27/2025, 1 mo. USD LIBOR + 1.750%	1,072,958
	952,613	WestJet Airlines Ltd. 4.00%, 12/11/2026, 1 mo. USD LIBOR + 3.000%	762,833

			1,835,791

		Auto Manufacturers - 0.1%
	1,451,887	Navistar International Corp. 4.22%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	1,307,613

		Auto Parts & Equipment - 0.4%
	1,116,563	Adient U.S. LLC 5.45%, 05/06/2024, 1 mo. USD LIBOR + 4.000%	1,001,423
EUR	330,000	AL Alpine AT Bidco GmbH 3.00%, 10/31/2025, 3 mo. EURIBOR + 3.000%	302,865
	$720,119	Altra Industrial Motion Corp. 2.40%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	676,912
	382,163	IAA, Inc. 2.69%, 06/28/2026, 1 mo. USD LIBOR + 2.250%	360,188
		Panther BF Aggregator L.P.
EUR	1,620,000	3.75%, 04/30/2026, 1 mo. EURIBOR + 3.750%	1,631,230
	$1,119,375	3.90%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	1,010,796

			4,983,414

		Beverages - 0.1%
	825,585	Jacobs Douwe Egberts International B.V. 3.00%, 11/01/2025, 3 mo. USD LIBOR + 2.000%	802,196
	618,750	Sunshine Investments B.V. 4.95%, 03/28/2025, 1 mo. USD LIBOR + 3.250%	591,680

			1,393,876

		Chemicals - 0.5%
	940,024	Axalta Coating Systems U.S. Holdings, Inc. 3.20%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	911,823
	848,845	Cabot Microelectronics Corp. 2.44%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	819,136
EUR	627,702	CTC AcquiCo GmbH 2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	625,099
	$676,463	Element Solutions, Inc. 2.40%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	644,331
	744,375	Hexion, Inc. 4.94%, 07/01/2026, 1 mo. USD LIBOR + 3.500%	707,625
	301,583	Minerals Technologies, Inc. 3.27%, 02/14/2024, 1 mo. USD LIBOR + 2.250%	292,536
		Starfruit Finco B.V.
EUR	150,000	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.250%	152,255
	$337,629	3.86%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	305,554
	1,206,307	Tronox Finance LLC 4.20%, 09/23/2024, 3 mo. USD LIBOR + 2.750%	1,128,657
		Univar, Inc.
	334,163	3.45%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	317,768
	582,409	3.70%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	560,569
	817,550	WR Grace & Co. 3.20%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	769,690

			7,235,043

		Commercial Services - 1.8%
	944,602	Allied Universal Holdco LLC 4.65%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	876,591
	640,000	Amentum Government Services Holdings LLC 4.40%, 02/01/2027, 1 mo. USD LIBOR + 4.000%	609,600

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 16.5%(10) - (continued)
		Commercial Services - 1.8% - (continued)
	$389,025	Belron Finance U.S. LLC 3.26%, 10/30/2026, 3 mo. USD LIBOR + 2.500%	$365,683
	2,006,300	Blackhawk Network Holdings, Inc. 3.15%, 06/15/2025, 1 mo. USD LIBOR + 2.750%	1,705,355
	826,864	BrightView Landscapes LLC 3.25%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	780,006
		Deerfield Dakota Holding, LLC
	2,650,000	0.00%, 04/09/2027(11)	2,517,500
EUR	2,000,000	4.00%, 04/09/2027, 1 mo. EURIBOR + 4.000%	1,895,820
	$1,805,000	Dun & Bradstreet Corp. 4.49%, 02/06/2026, 1 mo. USD LIBOR + 4.000%	1,683,162
	100,320	Energizer Holdings, Inc. 3.25%, 12/17/2025, 1 mo. USD LIBOR + 2.250%	97,979
	192,378	Garda World Security Corp. 6.39%, 10/30/2026, 1 mo. USD LIBOR + 4.750%	184,443
	517,400	KAR Auction Services, Inc. 2.88%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	468,247
EUR	925,000	LGC Group Holdings Ltd. 0.00%, 01/22/2027(11)	952,213
	$1,679,688	Quikrete Holdings, Inc. 2.90%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	1,552,921
	1,754,380	Russell Investments U.S. Inst’l Holdco, Inc. 3.82%, 06/01/2023, 3 mo. USD LIBOR + 2.750%	1,598,311
EUR	465,797	Techem Verwaltungsgesellschaft 675 mbH 2.88%, 07/15/2025, 1 mo. EURIBOR + 2.875%	493,215
	$1,894,311	Tempo Acquisition LLC 3.15%, 05/01/2024, 1 mo. USD LIBOR + 2.750%	1,774,742
	1,454,403	Trans Union LLC 2.15%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	1,391,005
	3,560,775	United Rentals, Inc. 2.15%, 10/31/2025, 1 mo. ICE LIBOR + 1.750%	3,381,241
	483,788	US Ecology, Inc. 2.90%, 11/01/2026, 1 mo. USD LIBOR + 2.500%	469,274
EUR	1,015,000	Verisure Holding AB 3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	1,072,167
	$865,858	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	838,800

			24,708,275

		Construction Materials - 0.4%
	230,893	Advanced Drainage Systems, Inc. 3.25%, 07/31/2026, 1 mo. USD LIBOR + 2.250%	223,678
	1,290,707	Brookfield WEC Holdings, Inc. 3.40%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	1,220,363
	664,991	Hamilton Holdco LLC 3.46%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	635,066
	1,000,000	Installed Building Products, Inc. 2.65%, 04/15/2025, 1 mo. USD LIBOR + 2.250%	920,000
	997,449	Jeld-Wen, Inc. 3.45%, 12/14/2024, 3 mo. USD LIBOR + 2.000%	886,792
	1,285,376	NCI Building Systems, Inc. 4.58%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	1,098,997

			4,984,896

		Distribution/Wholesale - 0.2%
	2,587,000	American Builders & Contractors Supply Co., Inc. 2.40%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	2,418,302
	284,200	Beacon Roofing Supply, Inc. 2.65%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	264,448

			2,682,750

		Diversified Financial Services - 0.6%
		AlixPartners LLP
EUR	361,350	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	384,106
	$1,353,150	3.50%, 04/04/2024, 3 mo. USD LIBOR + 2.500%	1,300,526
	1,635,956	Crown Finance U.S., Inc. 3.32%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	1,025,205

The accompanying notes are an integral part of these financial statements.

87

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 16.5%(10) - (continued)
		Diversified Financial Services - 0.6% - (continued)
	$479,500	Delos Finance S.a.r.l. 3.20%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	$452,888
	585,550	FinCo I LLC 2.40%, 12/27/2022, 1 mo. USD LIBOR + 2.000%	561,080
EUR	621,771	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	631,286
	$440,213	RP Crown Parent LLC 3.75%, 10/12/2023, 1 mo. USD LIBOR + 2.750%	420,403
	1,905,225	RPI 2019 Intermediate Finance Trust 2.15%, 02/11/2027, 1 mo. USD LIBOR + 1.750%	1,846,487
	416,341	UFC Holdings LLC 4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	388,238
	997,091	Victory Capital Holdings, Inc. 3.94%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	947,236

			7,957,455

		Electrical Components & Equipment - 0.3%
	2,325,000	Virgin Media Bristol LLC 3.31%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	2,195,381
EUR	1,400,000	Virgin Media SFA Finance Ltd. 2.50%, 01/31/2029, 1 mo. EURIBOR + 2.500%	1,472,822

			3,668,203

		Electronics - 0.1%
	$770,250	Resideo Funding, Inc. 3.71%, 10/24/2025, 3 mo. USD LIBOR + 2.250%	747,143

		Energy-Alternate Sources - 0.1%
	1,517,963	BCP Renaissance Parent LLC 4.95%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	1,161,241
	455,775	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	314,485

			1,475,726

		Engineering & Construction - 0.1%
	1,945,000	Brand Energy & Infrastructure Services, Inc. 5.70%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	1,639,265

		Entertainment - 0.1%
	685,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(11)	628,487
	473,500	CityCenter Holdings LLC 3.00%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	415,823
	999,775	Wyndham Hotels & Resorts, Inc. 2.15%, 05/30/2025, 1 mo. USD LIBOR + 1.750%	914,294

			1,958,604

		Environmental Control - 0.2%
	1,126,739	Advanced Disposal Services, Inc. 3.00%, 11/10/2023, 1 Week USD LIBOR + 2.250%	1,111,404
	1,716,561	Clean Harbors, Inc. 2.15%, 06/28/2024, 1 mo. USD LIBOR + 1.750%	1,670,437
EUR	401,793	Fluidra S.A. 2.00%, 07/02/2025, 1 mo. EURIBOR + 2.000%	407,647

			3,189,488

		Food - 0.3%
	$373,125	B&G Foods, Inc. 2.90%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	359,834
		Froneri International plc
EUR	1,015,000	2.63%, 01/29/2027, 1 mo. EURIBOR + 2.625%	1,046,807
	$955,000	2.65%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	881,389
	558,596	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	532,415
	1,174,100	U.S. Foods, Inc. 3.07%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	1,041,039

			3,861,484

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 16.5%(10) - (continued)
		Food Service - 0.1%
	$350,563	8th Avenue Food & Provisions, Inc. 4.33%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	$334,598
		Aramark Services, Inc.
	554,934	2.15%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	518,342
	1,020,000	2.15%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	953,700
	230,888	CHG PPC Parent LLC 3.15%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	212,416

			2,019,056

		Gas - 0.1%
		Messer Industries GmbH
EUR	150,000	2.50%, 03/01/2026, 3 mo. EURIBOR + 2.500%	157,597
	$584,100	3.95%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	550,882

			708,479

		Healthcare-Products - 0.1%
	220,416	Avantor Funding, Inc. 3.25%, 11/21/2024, 3 mo. USD LIBOR + 2.250%	216,008
EUR	443,888	Grifols S.A. 2.25%, 11/15/2027, 1 mo. EURIBOR + 2.250%	477,245

			693,253

		Healthcare-Services - 1.0%
	$386,848	Agiliti Health, Inc. 4.44%, 01/04/2026, UNFND + 3.000%	363,637
	225,000	CPI Holdco LLC 5.70%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	215,156
	537,300	Emerald TopCo, Inc. 3.90%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	503,450
	378,100	Ensemble RCM LLC 5.51%, 08/03/2026, 1 mo. USD LIBOR + 3.750%	361,464
	817,144	Envision Healthcare Corp. 4.15%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	558,379
		EyeCare Partners LLC
	292,297	0.50%, 02/18/2027, 1 mo. USD LIBOR + 0.500%(12)	240,657
	1,252,703	4.82%, 02/05/2027, 1 mo. USD LIBOR + 3.750%	1,031,388
	804,745	Gentiva Health Services, Inc. 3.69%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	756,460
EUR	584,588	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	627,007
	$564,679	Jaguar Holding Co. 2.90%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	552,809
		MED ParentCo L.P.
	142,771	4.25%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(12)	119,924
	570,207	4.65%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	478,956
	1,714,251	MPH Acquisition Holdings LLC 4.20%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	1,573,905
		Surf Holdings LLC
EUR	265,000	3.50%, 03/05/2027, 1 mo. EURIBOR + 3.500%	263,103
	$430,000	4.81%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	393,183
	478,735	Surgery Center Holdings, Inc. 4.25%, 09/03/2024, 1 mo. USD LIBOR + 3.250%	426,074
	797,776	Syneos Health, Inc. 2.15%, 08/01/2024, 1 mo. USD LIBOR + 1.750%	768,609
	987,413	Team Health Holdings, Inc. 3.75%, 02/06/2024, 1 mo. USD LIBOR + 2.750%	723,487
	1,520,750	Universal Health Services, Inc. 2.15%, 10/31/2025, 1 mo. USD LIBOR + 1.750%	1,482,731
	1,990,013	Zelis Healthcare Corp. 5.15%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	1,905,935

			13,346,314

		Household Products - 0.1%
	601,163	Diamond (BC) B.V. 3.40%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	515,875
	126,893	Prestige Brands, Inc. 2.40%, 01/26/2024, 1 mo. USD LIBOR + 2.000%	123,340

The accompanying notes are an integral part of these financial statements.

88

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.5%(10) - (continued)
	Household Products - 0.1% - (continued)
$905,000	Reynolds Consumer Products LLC 2.15%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	$870,637

		1,509,852

	Insurance - 0.7%
980,000	Acrisure LLC 5.21%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	898,337
	Asurion LLC
1,879,116	3.40%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	1,790,196
2,262,872	4.00%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	2,174,620
965,000	6.90%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	931,225
	Hub International Ltd.
1,360,763	3.87%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	1,272,000
538,650	5.69%, 04/25/2025, 1 mo. USD LIBOR + 4.000%	515,079
406,664	NFP Corp. 3.65%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	361,931
	Sedgwick Claims Management Services, Inc.
1,766,179	3.65%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	1,617,625
660,013	4.40%, 09/03/2026, 1 mo. USD LIBOR + 4.000%	614,841

		10,175,854

	IT Services - 0.2%
	Science Applications International Corp.
1,866,575	2.28%, 10/31/2025, 1 mo. ICE LIBOR + 1.875%	1,814,852
1,200,000	2.65%, 03/12/2027, 1 mo. USD LIBOR + 2.250%	1,173,000

		2,987,852

	Leisure Time - 0.5%
2,955,361	Caesars Resort Collection LLC 3.15%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	2,487,438
2,733,990	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	2,488,423
465,155	Eldorado Resorts LLC 3.25%, 04/17/2024, 2 mo. USD LIBOR + 2.250%	438,702
1,630,850	Golden Entertainment, Inc. 3.75%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	1,329,143
1,008,487	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	872,342

		7,616,048

	Lodging - 0.4%
906,473	Boyd Gaming Corp. 2.39%, 09/15/2023, 1 Week USD LIBOR + 2.250%	839,059
1,645,017	Caesars Entertainment Operating Co. 2.40%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	1,584,365
686,863	Four Seasons Hotels Ltd. 2.40%, 11/30/2023, 1 mo. USD LIBOR + 2.000%	634,634
974,847	Hilton Worldwide Finance LLC 2.24%, 06/22/2026, 1 mo. USD LIBOR + 1.750%	922,858
1,500,151	Station Casinos LLC2.66%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	1,318,678

		5,299,594

	Machinery - Construction & Mining - 0.0%
282,825	Pike Corp.4.25%, 07/24/2026, 1 mo. USD LIBOR + 3.250%	271,337

	Machinery-Diversified - 0.1%
982,382	Gardner Denver, Inc.2.15%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	930,316
1,031,877	Gates Global LLC3.75%, 04/01/2024, 3 mo. USD LIBOR + 2.750%	947,305

		1,877,621

	Media - 1.6%
499,581	Advantage Sales & Marketing, Inc.4.70%, 07/23/2021, 1 mo. USD LIBOR + 3.250%	426,103
848,250	Altice Financing S.A.3.38%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	780,390

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 16.5%(10) - (continued)
		Media - 1.6% - (continued)
	$1,181,882	AVSC Holding Corp.4.95%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	$780,042
EUR	370,000	Banijay Entertainment S.A.S0.00%, 03/04/2025(11)	379,515
	$1,623,330	Charter Communications Operating LLC2.16%, 02/01/2027, 3 mo. USD LIBOR + 1.750%	1,557,049
	1,100,000	Cineworld Ltd.0.00%, 02/05/2027(11)	660,000
		CSC Holdings LLC
	919,075	3.06%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	872,974
	1,234,375	3.06%, 01/15/2026, 1 mo. ICE LIBOR + 2.250%	1,171,113
	1,100,305	3.31%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,045,488
	702,918	E.W. Scripps Co.2.90%, 05/01/2026, 1 mo. USD LIBOR + 2.500%	654,241
	1,193,748	Gray Television, Inc.3.49%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	1,121,133
	715,938	Houghton Mifflin Harcourt Publishing Co.7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	624,656
	2,434,769	ION Media Networks, Inc.3.81%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	2,207,532
	71,146	Mission Broadcasting, Inc.3.24%, 01/17/2024, 1 mo. ICE LIBOR + 2.250%	66,750
	1,062,832	MTN Infrastructure TopCo, Inc.4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	977,476
	334,984	NASCAR Holdings, Inc.3.38%, 10/19/2026, 1 mo. USD LIBOR + 2.750%	309,562
		Nexstar Broadcasting, Inc.
	276,553	2.65%, 01/17/2024, 1 mo. ICE LIBOR + 2.250%	259,465
	2,132,588	3.74%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	1,996,635
	712,950	Numericable Group S.A.3.15%, 07/31/2025, 1 mo. USD LIBOR + 2.750%	649,676
	888,393	Sinclair Television Group, Inc.3.32%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	821,763
	1,381,538	Terrier Media Buyer, Inc.5.70%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	1,281,376
	268,059	Web.com Group, Inc.4.95%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	238,350
EUR	1,310,000	Ziggo B.V.3.00%, 01/31/2029, 1 mo. EURIBOR + 3.000%	1,364,976
	$1,345,000	Ziggo Financing Partnership3.31%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,252,531

			21,498,796

		Metal Fabricate/Hardware - 0.2%
	550,000	Arconic Corp.3.24%, 03/25/2027, 1 mo. USD LIBOR + 2.750%	544,500
	1,163,936	Circor International, Inc.4.25%, 12/11/2024, 3 mo. USD LIBOR + 3.250%	987,891
	1,400,240	Rexnord LLC2.32%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	1,376,435

			2,908,826

		Miscellaneous Manufacturing - 0.3%
	163,744	Core & Main L.P.3.77%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	153,664
	982,123	H.B. Fuller Co.2.72%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	942,348
	1,245,000	Ingersoll-Rand Services Co.2.15%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,179,015
	511,138	Momentive Performance Materials, Inc.3.66%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	454,181
	383,075	Tamko Building Products LLC3.65%, 06/01/2026, 1 mo. USD LIBOR + 3.250%	362,006
	1,711,640	USI, Inc.3.40%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	1,608,222

			4,699,436

The accompanying notes are an integral part of these financial statements.

89

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.5%(10) - (continued)
	Office/Business Equipment - 0.1%
$1,090,000	Pitney Bowes, Inc.5.91%, 01/17/2025, 1 mo. USD LIBOR + 5.500%	$931,950

	Oil & Gas - 0.1%
773,225	NorthRiver Midstream Finance L.P.4.68%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	620,235
689,500	Traverse Midstream Partners LLC5.00%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	512,691

		1,132,926

	Oil & Gas Services - 0.2%
740,000	Buckeye Partners L.P.3.77%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	691,441
650,088	Lower Cadence Holdings LLC4.40%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	447,748
2,267,863	UGI Energy Services LLC4.15%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	2,025,950

		3,165,139

	Packaging & Containers - 0.5%
573,541	Berlin Packaging LLC4.46%, 11/07/2025, 1 mo. USD LIBOR + 3.000%	519,530
	Berry Global, Inc.
968,010	2.83%, 10/01/2022, 3 mo. USD LIBOR + 2.000%	941,796
1,191,000	2.83%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	1,134,308
	Flex Acquisition Co., Inc.
864,943	4.43%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	806,560
997,633	4.68%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	928,796
2,178,880	Reynolds Group Holdings, Inc.3.15%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	2,073,117

		6,404,107

	Pharmaceuticals - 0.8%
916,728	Bausch Health Companies, Inc.3.72%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	885,789
1,126,250	Bausch Health Cos., Inc.3.47%, 11/27/2025, 1 mo. USD LIBOR + 2.750%	1,079,094
702,900	Catalent Pharma Solutions, Inc.3.25%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	686,789
5,285,000	Elanco Animal Health, Inc.0.00%, 02/04/2027, 1 mo. USD LIBOR + 2.250%(11)	5,093,419
1,449,025	Endo Luxembourg Finance Co., S.a r.l.5.00%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	1,314,092
524,008	IQVIA, Inc.2.50%, 03/07/2024, 3 mo. USD LIBOR + 1.750%	502,131
1,975,050	Sunshine Luxembourg S.a.r.l.5.32%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	1,804,702

		11,366,016

	Real Estate - 0.2%
493,324	Fly Funding S.a.r.l. 3.48%, 08/11/2025, 3 mo. USD LIBOR + 1.750%	439,675
1,086,018	KFC Holding Co. 2.47%, 04/03/2025, 1 mo. USD LIBOR + 1.750%	1,033,465
1,345,909	VICI Properties LLC 2.42%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	1,245,303

		2,718,443

	Retail - 0.7%
1,790,440	B.C. Unlimited Liability Co. 2.15%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	1,674,616
1,775,622	Bass Pro Group LLC 6.07%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	1,491,522
493,750	Belron Finance U.S. LLC 3.96%, 11/13/2025, 1 mo. USD LIBOR + 2.250%	461,656
335,000	Buzz Merger Sub Ltd. 3.15%, 01/29/2027, 1 mo. USD LIBOR + 2.750%	318,250

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 16.5%(10) - (continued)
		Retail - 0.7% - (continued)
		Coty, Inc.
EUR	781,088	2.50%, 04/07/2025, 1 mo. EURIBOR + 2.500%	$719,002
	$1,530,181	3.17%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	1,229,883
	477,688	IRB Holding Corp. 3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	415,761
	1,020,712	Michaels Stores, Inc. 3.57%, 01/30/2023, 1 mo. USD LIBOR + 2.500%	837,494
	1,006,457	Staples, Inc. 6.02%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	798,453
	1,987,352	U.S. Foods, Inc. 2.15%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	1,826,814

			9,773,451

		Semiconductors - 0.2%
	1,315,313	Entegris, Inc. 2.40%, 11/06/2025, 1 mo. USD LIBOR + 2.000%	1,289,006
	1,087,922	Microchip Technology, Inc. 2.41%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	1,043,045
	567,866	ON Semiconductor Corp. 2.40%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	546,878

			2,878,929

		Software - 1.3%
	460,000	AI Convoy (Luxembourg) S.a.r.l. 4.65%, 01/17/2027, 1 mo. USD LIBOR + 3.500%	433,168
	1,023,281	Almonde, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	884,852
	1,425,381	Aristocrat Technologies, Inc. 2.86%, 10/19/2024, 3 mo. USD LIBOR + 1.750%	1,343,094
	817,897	CCC Information Services, Inc. 3.75%, 04/29/2024, 1 mo. USD LIBOR + 2.750%	774,958
	1,605,569	CDW LLC 2.16%, 10/13/2026, 3 mo. USD LIBOR + 1.750%	1,580,153
	1,120,074	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	1,076,671
EUR	300,000	Cobham plc 3.75%, 01/17/2027, 1 mo. EURIBOR + 3.750%	311,597
	$1,370,000	DCert Buyer, Inc. 4.40%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	1,285,512
	138,237	EVO Payments International LLC 3.69%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	127,593
	1,126,027	Go Daddy Operating Co. LLC 2.15%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,085,771
	326,577	Hyland Software, Inc. 4.00%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	312,087
	556,693	Infor U.S., Inc. 3.75%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	546,021
	147,186	MA FinanceCo. LLC 2.90%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	135,117
	957,875	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	945,901
	993,985	Seattle Spinco, Inc. 2.90%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	912,478
	1,962,635	SS&C Technologies Holdings Europe S.a.r.l 2.15%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,883,660
	313,824	SS&C Technologies, Inc. 2.15%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	301,305
	641,775	Ultimate Software Group, Inc. 4.15%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	611,002
	812,038	Verint Systems, Inc. 2.99%, 06/28/2024, 1 mo. USD LIBOR + 2.000%	791,737
	780,942	Western Digital Corp. 2.77%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	746,776
	2,146,988	WEX, Inc. 2.65%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	2,013,875

			18,103,328

The accompanying notes are an integral part of these financial statements.

90

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 16.5%(10) - (continued)
		Telecommunications - 0.9%
	$1,674,099	Altice France S.A. 4.50%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	$1,541,611
	1,027,425	CenturyLink, Inc. 2.65%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	969,632
	1,728,169	Ciena Corp. 4.00%, 09/26/2025, 1 mo. USD LIBOR + 0.750%	1,700,518
	735,000	LCPR Loan Financing LLC 5.81%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	718,463
	1,344,926	Level 3 Financing, Inc. 2.15%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,285,521
EUR	1,037,234	Masmovil Holdphone S.A. 2.63%, 05/07/2026, 1 mo. EURIBOR + 2.625%	1,095,165
	$1,260,000	T-Mobile USA, Inc. 0.00%, 04/01/2027, 1 mo. USD LIBOR + 1.750%(11)	1,251,671
	2,630,000	Telenet Financing USD LLC 2.81%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	2,495,765
		Zayo Group Holdings, Inc.
EUR	435,000	3.25%, 03/09/2027, 1 mo. EURIBOR + 3.250%	457,231
	$1,110,000	3.40%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	1,040,303

			12,555,880

		Transportation - 0.4%
EUR	240,000	Boluda Corp. Maritima S.L. 3.50%, 07/30/2026, 1 mo. EURIBOR + 3.500%	246,566
	$1,326,667	Dynasty Acquisition Co., Inc. 4.95%, 04/06/2026, 3 mo. USD LIBOR + 3.500%	1,157,517
	3,150,000	Genesee & Wyoming, Inc. 3.45%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	3,040,884
	907,599	Savage Enterprises LLC 3.72%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	873,564

			5,318,531

		Total Senior Floating Rate Interests (cost $248,055,283)	$228,131,980

U.S. GOVERNMENT AGENCIES - 8.2%
		Mortgage-Backed Agencies - 8.2%
		FHLMC - 2.3%
	$5,000,000	1.13%, 08/12/2021	$5,055,974
	5,916,975	1.25%, 07/15/2031	5,962,732
	2,013,070	1.44%, 11/25/2048, 1 mo. USD LIBOR + 0.950%(1)(3)	1,965,794
	1,595,814	1.50%, 01/15/2027	1,610,551
	10,498,812	1.74%, 07/25/2021(2)(4)	140,642
	3,313,069	2.00%, 09/15/2041	3,382,964
	4,253,043	2.50%, 12/15/2042	4,413,435
	4,801,032	3.00%, 04/01/2031	5,076,694
	649,289	3.50%, 04/01/2027	689,108
	652,467	3.50%, 09/15/2043	693,171
	1,927,281	3.75%, 05/15/2039(5)	2,022,353
	896,291	3.81%, 05/25/2048(1)(2)	894,411

			31,907,829

		FNMA - 4.0%
	3,449,099	1.50%, 11/25/2042	3,463,797
	1,354,486	1.75%, 05/25/2040	1,375,707
	5,670,735	2.00%, 04/25/2034	5,796,394
	1,800,656	2.00%, 07/25/2039	1,831,874
	9,553,262	2.50%, 03/25/2035	9,892,176
	6,458,391	3.00%, 02/25/2043	6,791,120
	403,369	3.00%, 04/25/2043	427,770
	2,916,555	3.00%, 05/25/2047	3,018,383
	6,243,591	3.25%, 11/25/2043	6,663,511
	1,084,393	3.50%, 11/01/2026	1,144,947
	2,694,593	3.50%, 12/01/2026	2,847,415
	396,230	3.50%, 12/01/2028	419,466

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 8.2% - (continued)
	FNMA - 4.0% - (continued)
$5,209,425	3.50%, 10/25/2035	$5,681,146
3,898,481	3.50%, 07/25/2045	4,102,187
1,417,618	3.50%, 05/25/2056	1,516,848

		54,972,741

	GNMA - 1.5%
773,834	1.75%, 03/20/2039	776,225
3,679,082	2.00%, 05/20/2046	3,771,099
7,762,430	2.50%, 10/20/2041	8,083,022
3,182,592	2.50%, 07/20/2042	3,332,429
2,196,292	3.00%, 08/20/2045	2,310,613
1,600,512	3.50%, 05/20/2048	1,740,601
156,686	5.00%, 08/20/2039	176,279

		20,190,268

	UMBS - 0.4%
5,600,000	FNMA 3.50%, 05/18/2035(13)	5,910,625

	Total U.S. Government Agencies (cost $107,949,467)	$112,981,463

U.S. GOVERNMENT SECURITIES - 1.1%
	U.S. Treasury Securities - 1.1%
	U.S. Treasury Notes - 1.1%
9,950,000	1.38%, 02/15/2023	10,266,379
4,265,000	1.63%, 11/30/2020	4,302,319

		14,568,698

		14,568,698

	Total U.S. Government Securities (cost $14,400,625)	$14,568,698

	Total Long-Term Investments (cost $1,374,529,828)	$1,358,113,891

SHORT-TERM INVESTMENTS - 3.3%
	Other Investment Pools & Funds - 3.0%
42,247,754	Fidelity Institutional Government Fund, Institutional Class, 0.15%(14)	42,247,754

	Securities Lending Collateral - 0.3%
176,980	Citibank NA DDCA, 0.04%, 5/1/2020(14)	176,980
1,626,979	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.18%(14)	1,626,979
988,535	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.25%(14)	988,535
740,083	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(14)	740,083

		3,532,577

	Total Short-Term Investments (cost $45,780,331)	$45,780,331

Total Investments (cost $1,420,310,159)	101.3%	$1,403,894,222
Other Assets and Liabilities	(1.3)%	(17,906,635)

Total Net Assets	100.0%	$1,385,987,587

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.

91

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $460,493,094, representing 33.2% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(4)	Securities disclosed are interest-only strips.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of this security was $2,701,584, representing 0.2% of net assets.

(9)	Security is a zero-coupon bond.

(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2020.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(12)

This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2020, the aggregate value of the unfunded commitment was $360,581, which rounds to 0.0% of total net assets.

(13)	Represents or includes a TBA transaction.

(14)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 02-Year Note Future	1,326	06/30/2020	$292,289,766	$4,863,536

Short position contracts:
U.S. Treasury 10-Year Note Future	149	06/19/2020	$20,720,312	$(958,395)
U.S. Treasury 5-Year Note Future	1,442	06/30/2020	180,948,469	(5,739,730)

Total				$(6,698,125)

Total futures contracts				$(1,834,589)

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
15,875,780	USD	14,644,000	EUR	MSC	05/29/20	$—	$(181,028)
2,837,246	USD	2,614,000	EUR	CBK	06/04/20	—	(29,262)

Total foreign currency contracts						$—	$(210,290)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

92

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$255,081,905	$—	$255,081,905	$—
Corporate Bonds	738,025,148	—	738,025,148	—
Foreign Government Obligations	2,076,173	—	2,076,173	—
Municipal Bonds	7,248,524	—	7,248,524	—
Senior Floating Rate Interests	228,131,980	—	228,131,980	—
U.S. Government Agencies	112,981,463	—	112,981,463	—
U.S. Government Securities	14,568,698	—	14,568,698	—
Short-Term Investments	45,780,331	45,780,331	—	—
Futures Contracts(2)	4,863,536	4,863,536	—	—

Total	$1,408,757,758	$50,643,867	$1,358,113,891	$—

Liabilities
Foreign Currency Contracts(2)	$(210,290)	$—	$(210,290)	$—
Futures Contracts(2)	(6,698,125)	(6,698,125)	—	—

Total	$(6,908,415)	$(6,698,125)	$(210,290)	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

93

The Hartford Strategic Income Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7%
	Asset-Backed - Automobile - 0.2%
$475,000	Exeter Automobile Receivables Trust 2.73%, 12/15/2025(1)	$415,111
1,370,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	1,384,919

		1,800,030

	Asset-Backed - Finance & Insurance - 1.4%
961,406	Aaset Trust 6.41%, 01/16/2040(1)	408,766
	Bayview Opportunity Master Fund Trust
55,819	3.50%, 01/28/2055(1)(2)	56,075
94,463	3.50%, 06/28/2057(1)(2)	93,937
116,138	3.50%, 01/28/2058(1)(2)	116,034
52,852	4.00%, 11/28/2053(1)(2)	53,346
104,782	4.00%, 10/28/2064(1)(2)	105,910
229,450	Bellemeade Re Ltd. 1.59%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(3)	224,075
658,275	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	675,147
277,530	Eagle RE Ltd. 2.19%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(3)	263,649
18,952	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(2)	14,061
2,825,000	Ford Credit Floorplan Master Owner Trust A 3.10%, 05/15/2023	2,755,619
1,455,182	GSAMP Trust 0.58%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(3)	863,741
250,000	Madison Park Funding Ltd. 2.20%, 07/23/2029, 3 mo. USD LIBOR + 1.160%(1)(3)	247,150
1,525,557	MFA Trust 3.35%, 11/25/2047(1)(4)	1,375,089
159,500	OneMain Financial Issuance Trust 2.37%, 09/14/2032(1)	158,609
	SoFi Consumer Loan Program LLC
19,715	2.50%, 05/26/2026(1)	19,652
16,038	2.77%, 05/25/2026(1)	16,017
7,527	3.05%, 12/26/2025(1)	7,484
37,666	3.09%, 10/27/2025(1)	37,378
16,930	3.28%, 01/26/2026(1)	16,912
	Springleaf Funding Trust
310,000	2.68%, 07/15/2030(1)	303,762
11,934	2.90%, 11/15/2029(1)	11,922
	Towd Point Mortgage Trust
201,326	2.75%, 10/25/2056(1)(2)	202,410
47,719	2.75%, 04/25/2057(1)(2)	47,845
1,699,301	2.75%, 06/25/2057(1)(2)	1,712,531
107,620	2.75%, 07/25/2057(1)(2)	107,950
1,270,228	2.75%, 10/25/2057(1)(2)	1,283,424
465,000	Vericrest Opportunity Loan Trust 5.19%, 09/25/2049(1)(4)	328,416
581,613	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	555,039
386,100	Wingstop Funding LLC 4.97%, 12/05/2048(1)	393,173

		12,455,123

	Asset-Backed - Home Equity - 0.6%
	GSAA Home Equity Trust
580,276	0.56%, 12/25/2046, 1 mo. USD LIBOR + 0.070%(3)	239,104
956,460	0.57%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(3)	381,412
987,638	0.67%, 11/25/2036, 1 mo. USD LIBOR + 0.180%(3)	366,111
765,708	0.72%, 04/25/2047, 1 mo. USD LIBOR + 0.230%(3)	435,753

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7% - (continued)
	Asset-Backed - Home Equity - 0.6% - (continued)
$1,430,775	Legacy Mortgage Asset Trust 3.25%, 11/25/2059(1)(4)	$1,331,637
2,256,748	Morgan Stanley Mortgage Loan Trust 0.66%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(3)	844,207
	Soundview Home Loan Trust
2,251,000	0.73%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(3)	1,822,702
115,000	0.74%, 11/25/2036, 1 mo. USD LIBOR + 0.250%(3)	96,526

		5,517,452

	Collateralized - Mortgage Obligations - 0.2%
570,765	Homeward Opportunities Fund Trust 2.70%, 09/25/2059(1)(2)	564,547
1,700,000	Natixis Commercial Mortgage Securities Trust 4.30%, 10/15/2036(1)	1,502,288

		2,066,835

	Commercial Mortgage - Backed Securities - 1.9%
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.84%, 11/05/2032(1)(2)	1,336,451
1,000,000	BX Commercial Mortgage Trust 3.31%, 12/15/2036, 1 mo. USD LIBOR + 2.500%(1)(3)	896,482
2,260,000	CAMB Commercial Mortgage Trust 4.06%, 12/15/2037, 1 mo. USD LIBOR + 3.250%(1)(3)	2,068,416
180,000	Citigroup Commercial Mortgage Trust 4.76%, 03/10/2047(1)(2)	129,972
	Commercial Mortgage Trust
34,262	1.91%, 07/10/2046(1)(2)(5)	2
560,000	4.75%, 10/15/2045(1)(2)	28,000
981,000	4.75%, 10/15/2045(1)(2)	574,699
5,083	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	4,962
	GS Mortgage Securities Trust
4,021,954	0.11%, 07/10/2046(2)(5)	10,127
7,566,776	0.68%, 02/13/2053(2)(5)	362,719
363,902	1.49%, 08/10/2044(1)(2)(5)	4,001
565,333	3.67%, 04/10/2047(1)	189,584
2,190,000	4.90%, 11/10/2045(1)(2)	1,783,585
175,000	5.13%, 04/10/2047(1)(2)	136,570
	JP Morgan Chase Commercial Mortgage Securities Trust
860,000	2.73%, 10/15/2045(1)(2)	447,295
485,000	4.57%, 12/15/2047(1)(2)	362,461
765,000	5.60%, 08/15/2046(1)(2)	687,538
	Morgan Stanley Capital Trust
465,000	5.42%, 07/15/2049(1)(2)	276,262
4,551	5.77%, 10/12/2052(1)(2)	1,025
255,000	MTRO Commercial Mortgage Trust 2.86%, 12/15/2033, 1 mo. USD LIBOR + 2.050%(1)(3)	236,946
350,450	PRPM 4.75%, 10/25/2024(1)(2)	292,490
1,286,287	Securitized Term Auto Loan Receivables Trust 4.57%, 03/25/2026(1)	1,284,998
628,909	Vericrest Opportunity Loan Trust 3.35%, 09/25/2049(1)(4)	564,168
870,000	VNDO Mortgage Trust 4.08%, 12/13/2029(1)(2)	783,068
15,000	Wells Fargo Commercial Mortgage Trust 4.30%, 05/15/2048(2)	10,634
	Wells Fargo N.A.
6,586,177	0.72%, 11/15/2062(2)(5)	279,999
5,370,212	0.82%, 12/15/2052(2)(5)	260,106
12,435,845	0.89%, 01/15/2063(2)(5)	806,498

The accompanying notes are an integral part of these financial statements.

94

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7% - (continued)
	Commercial Mortgage - Backed Securities - 1.9% - (continued)
	WF-RBS Commercial Mortgage Trust
$900,599	3.02%, 11/15/2047(1)	$542,076
2,125,000	4.97%, 11/15/2045(1)(2)	1,678,045
215,000	5.00%, 06/15/2044(1)(2)	119,968

		16,159,147

	FHLMC Collateral - 0.1%
2,355,000	FHLMC 1.90%, 01/25/2030(2)(5)	341,736

	Other Asset Backed Securities - 1.1%
477,600	Domino’s Pizza Master Issuer LLC 3.67%, 10/25/2049(1)	467,589
1,002,691	Marlette Funding Trust 2.69%, 09/17/2029(1)	987,864
1,295,000	OnDeck Asset Securitization Trust LLC 2.65%, 11/18/2024(1)	1,296,634
1,080,350	Pretium Mortgage Credit Partners LLC 3.11%, 07/27/2059(1)(4)	990,944
1,810,000	Vericrest Opportunity Loan Trust 5.19%, 10/25/2049(1)(4)	1,211,331
1,650,000	VOLT LXIII LLC 4.34%, 02/25/2050(1)(4)	1,215,999
1,570,000	VOLT LXIV LLC 4.63%, 10/25/2047(1)(4)	1,218,293
1,455,000	VOLT LXXX LLC 5.07%, 10/25/2049(1)(4)	1,023,855
410,000	VOLT LXXXIII LLC 4.95%, 11/26/2049(1)(4)	295,382
1,160,000	VOLT LXXXV LLC 4.46%, 01/25/2050(1)(4)	815,888

		9,523,779

	Whole Loan Collateral CMO - 3.2%
	Alternative Loan Trust
234,752	0.81%, 11/25/2035, 1 mo. USD LIBOR + 0.320%(3)	189,142
145,787	1.03%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(3)	125,772
788,186	5.75%, 05/25/2036	517,067
730,376	6.00%, 05/25/2036	465,314
1,043,502	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(2)	1,035,266
199,457	Banc of America Mortgage Trust 4.12%, 09/25/2035(2)	170,374
201,009	Bear Stearns Adjustable Rate Mortgage Trust 4.27%, 10/25/2035, 12 mo. USD CMT + 2.300%(3)	191,883
85,438	Bear Stearns Alt-A Trust 0.99%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(3)	102,513
803,555	Chase Mortgage Finance Trust 5.50%, 11/25/2035	716,250
457,487	CHL Mortgage Pass-Through Trust 3.79%, 09/25/2047(2)	394,022
742,579	COLT Mortgage Loan Trust 2.76%, 08/25/2049(1)(2)	736,975
	Connecticut Avenue Securities Trust
1,000,000	2.59%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(3)	890,760
659,470	2.64%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(3)	599,306
884,081	2.79%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(3)	806,392
488,392	3.10%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(3)	404,329
100,999	CSMC Trust 3.25%, 04/25/2047(1)(2)	100,285
	Deephaven Residential Mortgage Trust
24,252	2.45%, 06/25/2047(1)(2)	23,978
69,337	2.81%, 10/25/2047(1)(2)	70,253
1,469,858	2.96%, 07/25/2059(1)(2)	1,464,020
	Fannie Mae Connecticut Avenue Securities
481,185	2.49%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(3)	432,986
2,222,355	2.69%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(3)	2,057,664

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7% - (continued)
	Whole Loan Collateral CMO - 3.2% - (continued)
$508,612	4.04%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(3)	$488,114
1,518,000	4.74%, 04/25/2029, 1 mo. USD LIBOR + 4.250%(3)	1,482,170
801,810	4.84%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(3)	785,934
322,153	5.39%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(3)	252,954
167,468	6.19%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(3)	169,151
136,427	6.49%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(3)	138,820
48,312	GMACM Mortgage Loan Trust 3.78%, 04/19/2036(2)	38,858
545,293	GSR Mortgage Loan Trust 3.91%, 01/25/2036(2)	508,689
1,409,920	HarborView Mortgage Loan Trust 0.96%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(3)	1,184,665
34,171	Impac CMB Trust 2.74%, 02/25/2036, 1 mo. USD LIBOR + 2.250%(3)	30,429
448,377	IndyMac IMSC Mortgage Loan Trust 0.64%, 03/25/2047, 1 mo. USD LIBOR + 0.150%(3)	322,689
	JP Morgan Mortgage Trust
274,681	3.74%, 05/25/2036(2)	252,292
192,480	3.91%, 11/25/2035(2)	169,497
44,412	4.02%, 04/25/2037(2)	37,428
1,063,993	LSTAR Securities Investment Trust 2.69%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(3)	1,023,587
89,036	MASTR Adjustable Rate Mortgages Trust 4.68%, 11/21/2034(2)	86,074
40,385	MFA Trust 2.59%, 02/25/2057(1)(2)	38,057
1,125,000	Mortgage Insurance-Linked Notes 2.39%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(3)	1,078,854
	New Residential Mortgage Loan Trust
141,689	1.99%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(3)	138,318
117,305	3.75%, 11/26/2035(1)(2)	119,637
108,970	3.75%, 11/25/2056(1)(2)	111,103
1,699,002	3.75%, 11/25/2058(1)(2)	1,769,326
163,744	4.00%, 02/25/2057(1)(2)	171,501
162,397	4.00%, 03/25/2057(1)(2)	171,153
121,286	4.00%, 04/25/2057(1)(2)	127,113
137,918	4.00%, 05/25/2057(1)(2)	145,380
284,069	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.16%, 06/25/2036(2)	235,616
698,434	PMT Credit Risk Transfer Trust 2.96%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(3)	679,247
	Structured Agency Credit Risk Trust
182,052	2.14%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(3)	171,346
355,000	2.59%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(1)(3)	303,794
1,156,890	Structured Asset Mortgage Investments Trust 0.72%, 02/25/2036, 1 mo. USD LIBOR + 0.230%(3)	981,570
	Towd Point Mortgage Trust
77,120	2.25%, 04/25/2056(1)(2)	76,955
72,966	2.75%, 08/25/2055(1)(2)	73,275
	Vericrest Opportunity Loan Trust
1,401,436	3.28%, 11/25/2049(1)(4)	1,230,493
805,000	4.34%, 02/25/2050(1)(4)	550,700
27,302	WaMu Mortgage Pass-Through Certificates Trust 0.91%, 06/25/2044, 1 mo. USD LIBOR + 0.420%(3)	25,286
519,925	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1.09%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(3)	319,150

The accompanying notes are an integral part of these financial statements.

95

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7% - (continued)
		Whole Loan Collateral CMO - 3.2% - (continued)
	$4,308,355	Wells Fargo N.A. 1.36%, 03/15/2063(2)(5)	$372,300

			27,356,076

		Whole Loan Collateral PAC - 0.0%
	40,719	Alternative Loan Trust 0.99%, 12/25/2035, 1 mo. USD LIBOR + 0.500%(3)	21,652

		Total Asset & Commercial Mortgage-Backed Securities (cost $85,260,200)	$75,241,830

CORPORATE BONDS - 32.6%
		Advertising - 0.1%
	225,000	Lamar Media Corp. 3.75%, 02/15/2028(1)	207,141
		Outfront Media Capital LLC
	150,000	4.63%, 03/15/2030(1)	137,250
	100,000	5.00%, 08/15/2027(1)	95,490

			439,881

		Aerospace/Defense - 1.1%
	4,270,000	Boeing Co. 5.15%, 05/01/2030	4,270,000
	175,000	DAE Funding LLC 5.00%, 08/01/2024(1)	154,875
	3,270,000	Howmet Aerospace, Inc. 6.88%, 05/01/2025	3,334,631
	475,000	SSL Robotics LLC 9.75%, 12/31/2023(1)	504,450
		TransDigm, Inc.
	550,000	6.25%, 03/15/2026(1)	538,312
	840,000	8.00%, 12/15/2025(1)	873,600

			9,675,868

		Agriculture - 0.5%
		Kernel Holding S.A.
	805,000	6.50%, 10/17/2024(6)	676,780
	4,650,000	6.50%, 10/17/2024(1)	3,909,348

			4,586,128

		Airlines - 0.0%
		Bombardier, Inc.
	225,000	6.13%, 01/15/2023(1)	160,875
	125,000	7.88%, 04/15/2027(1)	80,938

			241,813

		Auto Manufacturers - 0.5%
		Ford Motor Co.
	75,000	4.75%, 01/15/2043	47,813
	100,000	8.50%, 04/21/2023	98,625
	100,000	9.00%, 04/22/2025	97,375
	200,000	Ford Motor Credit Co. LLC 4.54%, 08/01/2026	172,750
CAD	3,405,000	General Motors Financial of Canada Ltd. 3.08%, 05/22/2020(6)	2,443,811
	1,085,000	Honda Canada Finance, Inc. 2.26%, 08/28/2020, 3 mo. USD LIBOR + 0.380%(3)	778,422
	$1,075,000	Volkswagen Group of America Finance LLC 2.48%, 11/13/2020, 3 mo. USD LIBOR + 0.770%(1)(3)	1,064,627

			4,703,423

		Auto Parts & Equipment - 0.3%
EUR	1,575,000	Adient Global Holdings Ltd. 3.50%, 08/15/2024(6)	1,343,379

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 32.6% - (continued)
		Auto Parts & Equipment - 0.3% - (continued)
EUR	1,255,000	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 4.38%, 05/15/2026(6)	$1,268,706

			2,612,085

		Beverages - 0.9%
	$3,900,000	Anheuser-Busch InBev Worldwide, Inc. 4.50%, 06/01/2050	4,364,789
	450,000	Keurig Dr Pepper, Inc. 3.80%, 05/01/2050	479,394
CAD	2,525,000	Molson Coors International L.P. 2.75%, 09/18/2020	1,807,109
EUR	800,000	Sunshine Mid B.V. 6.50%, 05/15/2026(6)	849,503

			7,500,795

		Chemicals - 0.4%
		Braskem Netherlands Finance B.V.
	$400,000	4.50%, 01/10/2028(6)	340,000
	905,000	4.50%, 01/31/2030(1)	733,050
	200,000	5.88%, 01/31/2050(6)	153,500
	395,000	5.88%, 01/31/2050(1)	303,163
	125,000	CF Industries, Inc. 5.15%, 03/15/2034	130,000
		OCP S.A.
	200,000	4.50%, 10/22/2025(6)	206,348
	200,000	5.63%, 04/25/2024(6)	213,923
	400,000	Syngenta Finance N.V. 5.68%, 04/24/2048(1)	392,437
		Yingde Gases Investment Ltd.
	530,000	6.25%, 01/19/2023(1)	518,777
	200,000	6.25%, 01/19/2023(6)	195,765

			3,186,963

		Commercial Banks - 4.4%
		Abanca Corp. Bancaria S.A.
EUR	100,000	4.63%, 04/07/2030, (4.63% fixed rate until 04/07/2025; 5 year EUR Swap + 5.014% thereafter)(6)(7)	90,956
	400,000	6.13%, 01/18/2029, (6.13% fixed rate until 01/18/2024; 5 year EUR Swap + 5.927% thereafter)(6)(7)	385,537
	400,000	7.50%, 10/02/2023, (7.50% fixed rate until 10/02/2023; 5 year EUR Swap + 7.326% thereafter)(6)(7)(8)	348,590
		Banca Monte dei Paschi di Siena S.p.A.
	700,000	5.38%, 01/18/2028, (5.38% fixed rate until 01/18/2023; 5 year EUR Swap + 5.005% thereafter)(6)(7)	455,265
	100,000	10.50%, 07/23/2029(6)	78,005
		Banco BPM S.p.A.
	100,000	1.49%, 06/21/2020, 3 mo. EURIBOR + 1.880%(3)(8)	78,792
	225,000	8.75%, 06/18/2024, (8.75% fixed rate until 06/18/2024; 5 year EUR Swap + 8.921% thereafter)(6)(7)(8)	174,069
	600,000	Banco de Credito Social Cooperativo S.A. 7.75%, 06/07/2027, (7.75% fixed rate until 06/07/2022; 5 year EUR Swap + 7.591% thereafter)(6)(7)	508,387
		Banco do Brasil S.A.
	$200,000	4.63%, 01/15/2025, 5 year EUR Swap + 7.591%(1)	194,825
	225,000	4.75%, 03/20/2024, 5 year EUR Swap + 7.591%(1)	220,511

The accompanying notes are an integral part of these financial statements.

96

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 32.6% - (continued)
		Commercial Banks - 4.4% - (continued)
	$365,000	9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 10 year USD CMT + 6.362% thereafter)(6)(7)(8)	$348,940
	200,000	Banco do Brasil SA/Cayman 4.75%, 03/20/2024(6)	196,010
EUR	200,000	Banco Santander S.A. 1.00%, 12/15/2024(2)(8)	173,269
	$200,000	Bancolombia S.A. 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(7)	172,500
	1,000,000	Bank of America Corp. 2.08%, 10/01/2021, 3 mo. USD LIBOR + 0.650%(3)	995,226
EUR	480,000	Barclays plc 2.00%, 02/07/2028, (2.00% fixed rate until 02/07/2023; 5 year EUR Swap + 1.900% thereafter)(6)(7)	513,173
	$310,000	BBVA Global Finance Ltd. 7.00%, 12/01/2025	319,595
	400,000	BNP Paribas S.A. 7.63%, 03/30/2021, (7.63% fixed rate until 03/30/2021; 5 year USD Swap + 6.314% thereafter)(1)(7)(8)	407,000
	275,000	Capital One Financial Corp. 2.47%, 05/12/2020, 3 mo. USD LIBOR + 0.760%(3)	274,966
		Credit Agricole S.A.
	495,000	6.88%, 09/23/2024, (6.88% fixed rate until 09/23/2024; 5 year USD Swap + 4.319% thereafter)(6)(7)(8)	493,762
GBP	100,000	7.50%, 06/23/2026, (7.50% fixed rate until 06/23/2026; 5 year GBP Swap + 4.535% thereafter)(6)(7)(8)	130,831
	$200,000	7.88%, 01/23/2024, (7.88% fixed rate until 01/23/2024; 5 year USD Swap + 4.898% thereafter)(6)(7)(8)	212,500
	225,000	8.13%, 12/23/2025, (8.13% fixed rate until 12/23/2025; 5 year USD Swap + 6.185% thereafter)(1)(7)(8)	249,750
EUR	400,000	Credit Mutuel Arkea S.A. 3.38%, 03/11/2031(6)	485,268
	$1,155,000	Credit Suisse AG 1.20%, 02/04/2022, 3 mo. USD SOFR + 0.450%(3)	1,123,153
		Credit Suisse Group AG
	2,590,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(7)(8)	2,654,750
	675,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(6)(7)(8)	691,875
	200,000	7.25%, 09/12/2025, (7.25% fixed rate until 09/12/2025; 5 year USD CMT + 4.332% thereafter)(6)(7)(8)	199,500
	950,000	Credit Suisse Group Funding Guernsey Ltd. 3.43%, 04/16/2021, 3 mo. USD LIBOR + 2.290%(3)	959,231
		Danske Bank A/S
	1,065,000	5.00%, 01/12/2022(1)	1,100,996
	2,805,000	5.38%, 01/12/2024(1)	3,030,082
	730,000	7.00%, 06/26/2025, (7.00% fixed rate until 06/26/2025; 7 year USD CMT + 4.130% thereafter)(6)(7)(8)	713,575
		DNB Bank ASA

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 32.6% - (continued)
		Commercial Banks - 4.4% - (continued)
	$350,000	4.88%, 11/12/2024, (4.88% fixed rate until 11/12/2024; 5 year USD CMT + 3.140% thereafter)(6)(7)(8)	$328,562
	200,000	6.50%, 03/26/2022, (6.50% fixed rate until 03/26/2022; 5 year USD Swap + 5.080% thereafter)(6)(7)(8)	201,500
EUR	600,000	Erste Group Bank AG 6.50%, 04/15/2024, (6.50% fixed rate until 04/15/2024; 5 year EUR Swap + 6.204% thereafter)(6)(7)(8)	659,154
	200,000	FinecoBank Banca Fineco S.p.A. 5.88%, 12/03/2024, (5.88% fixed rate until 12/03/2024; 5 year EUR Swap + 6.144% thereafter)(6)(7)(8)	198,897
	$870,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	722,100
	200,000	Goldman Sachs Bank USA 1.00%, 05/24/2021, 3 mo. USD SOFR + 0.600%(3)	198,515
	200,000	Grupo Aval Ltd. 4.75%, 09/26/2022(6)	197,500
EUR	300,000	IKB Deutsche Industriebank AG 4.00%, 01/31/2028, (4.00% fixed rate until 01/31/2023; 5 year EUR Swap + 3.617% thereafter)(6)(7)	289,356
		Industrial & Commercial Bank of China Ltd.
	$400,000	1.47%, 06/14/2021, 3 mo. USD LIBOR + 0.730%(3)(6)	400,704
	400,000	1.93%, 04/16/2021, 3 mo. USD LIBOR + 0.750%(3)(6)	396,964
	488,000	2.08%, 10/12/2020, 3 mo. USD LIBOR + 0.770%(3)(6)	488,337
	2,290,000	2.45%, 05/21/2021, 3 mo. USD LIBOR + 0.750%(3)(6)	2,285,557
	200,000	4.88%, 09/21/2025(6)	219,672
		ING Groep N.V.
	200,000	5.75%, 11/16/2026, (5.75% fixed rate until 11/16/2026; 5 year USD CMT + 4.342% thereafter)(7)(8)	192,500
	275,000	6.50%, 04/16/2025, (6.50% fixed rate until 04/16/2025; 5 year USD Swap + 4.446% thereafter)(7)(8)	272,663
		Itau Unibanco Holding S.A.
	310,000	2.90%, 01/24/2023(1)	299,153
	500,000	6.13%, 12/12/2022, (6.13% fixed rate until 12/12/2022; 5 year USD CMT + 3.981% thereafter)(1)(7)(8)	463,750
EUR	200,000	La Banque Postale S.A. 3.88%, 05/20/2026, (3.88% fixed rate until 05/20/2026; 5 year EUR Swap + 4.010% thereafter)(6)(7)(8)	204,091
		Metro Bank plc
GBP	2,030,000	5.50%, 06/26/2028, (5.50% fixed rate until 06/26/2023; GUKG5 + 4.458% thereafter)(6)(7)	1,126,744
	530,000	9.50%, 10/08/2025, (9.50% fixed rate until 10/08/2024; GUKG1 + 9.220% thereafter)(6)(7)	525,817
		Novo Banco S.A.
EUR	365,000	3.50%, 01/23/2043	327,188
	570,000	3.50%, 02/19/2043(6)	516,198
	775,000	3.50%, 03/18/2043(6)	707,300
		Raiffeisen Bank International AG
	500,000	6.00%, 10/16/2023(6)	597,451
	600,000	6.13%, 12/15/2022, (6.13% fixed rate until 12/15/2022; 12 year EUR Swap + 5.954% thereafter)(6)(7)(8)	627,922

The accompanying notes are an integral part of these financial statements.

97

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 32.6% - (continued)
		Commercial Banks - 4.4% - (continued)
	$200,000	Royal Bank of Scotland Group plc 8.63%, 08/15/2021, (8.63% fixed rate until 08/15/2021; 5 year USD Swap + 7.598% thereafter)(7)(8)	$204,000
EUR	250,000	Stichting AK Rabobank Certificaten 6.50%, 12/29/2049(6)(8)	269,031
		UBS Group AG
	$200,000	6.88%, 08/07/2025, (6.88% fixed rate until 08/07/2025; 5 year USD Swap + 4.590% thereafter)(6)(7)(8)	206,750
	200,000	7.00%, 01/31/2024, (7.00% fixed rate until 01/31/2024; 5 year USD Swap + 4.344% thereafter)(6)(7)(8)	204,500
	1,300,000	7.00%, 02/19/2025, (7.00% fixed rate until 02/19/2025; 5 year USD Swap + 4.866% thereafter)(6)(7)(8)	1,394,250
		UniCredit S.p.A.
	1,225,000	6.57%, 01/14/2022(6)	1,263,489
	2,970,000	6.57%, 01/14/2022(1)	3,063,317
	200,000	8.00%, 06/03/2024, (8.00% fixed rate until 06/03/2024; 5 year USD Swap + 5.180% thereafter)(6)(7)(8)	181,196
EUR	400,000	Volksbank Wien AG 7.75%, 04/09/2024, (7.75% fixed rate until 04/09/2024; EUAMDB05 + 7.880% thereafter)(6)(7)(8)	368,205
	$425,000	Westpac Banking Corp. 1.97%, 05/15/2020, 3 mo. USD LIBOR + 0.280%(3)	425,227

			38,008,449

		Commercial Services - 0.6%
	250,000	APX Group, Inc. 6.75%, 02/15/2027(1)	212,500
EUR	125,000	Arena Luxembourg Finance S.a.r.l. 1.88%, 02/01/2028(6)	122,714
	$275,000	Ashtead Capital, Inc. 4.00%, 05/01/2028(1)	262,625
	250,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	234,350
IDR	4,400,000,000	Jasa Marga Persero Tbk PT 7.50%, 12/11/2020(1)	284,707
EUR	1,860,000	La Financiere Atalian SASU 4.00%, 05/15/2024(6)	1,264,394
CAD	900,000	Penske Truck Leasing Canada, Inc. 2.95%, 06/12/2020	646,614
		Q-Park Holding I B.V.
EUR	100,000	1.50%, 03/01/2025(6)	98,627
	540,000	2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(3)	548,915
	100,000	2.00%, 03/01/2027(6)	99,366
	525,000	Refinitiv U.S. Holdings, Inc. 6.88%, 11/15/2026(6)	610,070
	225,000	Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(6)	233,005
	$175,000	United Rentals North America, Inc. 4.63%, 10/15/2025	171,938

			4,789,825

		Construction Materials - 0.1%
	125,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	107,262
	425,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	415,735

			522,997

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 32.6% - (continued)
		Distribution/Wholesale - 0.1%
		Performance Food Group, Inc.
	$125,000	5.50%, 10/15/2027(1)	$118,752
	280,000	6.88%, 05/01/2025(1)	284,900

			403,652

		Diversified Financial Services - 1.9%
	4,940,000	BOC Aviation Ltd. 3.25%, 04/29/2025(1)	4,965,223
		Credit Acceptance Corp.
	175,000	5.13%, 12/31/2024(1)	153,563
	125,000	6.63%, 03/15/2026	112,500
	2,325,000	CSN Islands Corp. 6.75%, 01/28/2028(1)	1,517,062
	225,000	goeasy Ltd. 5.38%, 12/01/2024(1)	199,688
	400,000	ICBCIL Finance Co., Ltd. 2.64%, 05/15/2021, 3 mo. USD LIBOR + 0.950%(3)(6)	397,916
INR	8,100,000	International Finance Corp, 5.85%, 11/25/2022	109,188
EUR	695,000	LeasePlan Corp. N.V. 7.38%, 05/29/2024, (7.38% fixed rate until 05/29/2024; EUAMDB05 + 7.556% thereafter)(6)(7)(8)	591,065
	740,000	LHC3 plc (4.13% Cash, 4.88% PIK Toogle) 4.13%, 08/15/2024(6)(9)	762,662
	$240,000	Minejesa Capital B.V. 5.63%, 08/10/2037(6)	226,800
	75,000	Navient Corp. 6.50%, 06/15/2022	72,563
	2,125,000	Operadora de Servicios Mega S.A. de C.V. 8.25%, 02/11/2025(1)	1,384,862
	5,015,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(1)	4,349,790
		Springleaf Finance Corp.
	125,000	6.13%, 03/15/2024	116,836
	950,000	6.63%, 01/15/2028	838,375
	50,000	8.25%, 12/15/2020	49,873
	225,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(1)	218,250
	200,000	Unifin Financiera S.A.B. de C.V. 7.00%, 01/15/2025(6)	89,500

			16,155,716

		Electric - 1.8%
	225,000	Abu Dhabi National Energy Co. PJSC 4.38%, 04/23/2025(6)	238,964
		Centrais Eletricas Brasileiras S.A.
	1,585,000	3.63%, 02/04/2025(1)	1,445,837
	200,000	4.63%, 02/04/2030(6)	172,400
	2,325,000	4.63%, 02/04/2030(1)	2,004,150
	100,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(1)	101,750
	2,315,000	Dominion Energy, Inc. 3.38%, 04/01/2030	2,517,049
	1,520,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/2021(6)	1,354,700
	250,000	Georgia Power Co. 4.75%, 09/01/2040	306,566
	200,000	Inkia Energy Ltd. 5.88%, 11/09/2027(6)	188,000
	200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/2021(6)	185,252
	1,000,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(1)(6)	1,052,500

The accompanying notes are an integral part of these financial statements.

98

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 32.6% - (continued)
		Electric - 1.8% - (continued)
		Mong Duong Finance Holdings B.V.
	$2,205,000	5.13%, 05/07/2029(1)	$2,093,353
	1,251,000	5.13%, 05/07/2029(6)	1,187,658
	125,000	NextEra Energy Operating Partners L.P. 4.25%, 07/15/2024(1)	127,225
		Perusahaan Listrik Negara PT
	200,000	4.38%, 02/05/2050(6)	184,000
	470,000	6.15%, 05/21/2048(6)	512,300
	250,000	State Grid Overseas Investment Ltd. 2.25%, 05/04/2020(6)	250,000
		Termocandelaria Power Ltd.
	390,000	7.88%, 01/30/2029(6)	376,350
	1,035,000	7.88%, 01/30/2029(1)	998,775

			15,296,829

		Electrical Components & Equipment - 0.0%
	305,000	Energizer Holdings, Inc. 6.38%, 07/15/2026(1)	317,169

		Energy-Alternate Sources - 0.1%
	860,000	Greenko Mauritius Ltd. 6.25%, 02/21/2023(6)	793,350

		Engineering & Construction - 0.8%
	200,000	Aeropuerto Internacional de Tocumen S.A. 6.00%, 11/18/2048(6)	202,000
	785,000	Aeropuertos Dominicanos Siglo S.A. 6.75%, 03/30/2029(6)	643,700
	395,000	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(10)	252,010
		Ellaktor Value plc
EUR	100,000	6.38%, 12/15/2024(6)	71,340
	560,000	6.38%, 12/15/2024(1)	399,503
		IHS Netherlands Holdco B.V.
	$420,000	7.13%, 03/18/2025(1)	382,284
	989,000	8.00%, 09/18/2027(1)	899,990
	5,338,000	International Airport Finance S.A. 12.00%, 03/15/2033(1)	3,309,560
	405,000	Mexico City Airport Trust 4.25%, 10/31/2026(6)	364,703
	265,000	SBA Tower Trust 3.17%, 04/09/2047(1)	268,623

			6,793,713

		Entertainment - 0.1%
	300,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	235,590
	110,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	105,600
	225,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	170,437
	375,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	311,250

			822,877

		Environmental Control - 0.0%
	200,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	206,500
	175,000	Stericycle, Inc. 5.38%, 07/15/2024(1)	175,502

			382,002

		Food - 1.5%
	250,000	B&G Foods, Inc. 5.25%, 09/15/2027	252,770
		BRF S.A.
	685,000	4.88%, 01/24/2030(6)	590,299
	1,230,000	4.88%, 01/24/2030(1)	1,059,952

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 32.6% - (continued)
		Food - 1.5% - (continued)
	$262,000	Conagra Brands, Inc. 1.85%, 10/22/2020, 3 mo. USD LIBOR + 0.750%(3)	$261,652
	100,000	Kraft Heinz Foods Co. 3.75%, 04/01/2030(1)	102,473
	225,000	MARB BondCo plc 7.00%, 03/15/2024(1)	219,938
		Minerva Luxembourg S.A.
	550,000	5.88%, 01/19/2028(6)	506,000
	3,765,000	6.50%, 09/20/2026(6)	3,598,587
	3,185,000	NBM U.S. Holdings, Inc. 6.63%, 08/06/2029(1)	2,965,076
	625,000	Post Holdings, Inc. 5.00%, 08/15/2026(1)	617,625
EUR	655,000	Sigma Holdco B.V. 5.75%, 05/15/2026(6)	685,481
	$1,320,000	Sysco Corp. 6.60%, 04/01/2050	1,631,615
	200,000	TreeHouse Foods, Inc. 6.00%, 02/15/2024(1)	204,000

			12,695,468

		Food Service - 0.3%
	2,750,000	Aramark Services, Inc. 6.38%, 05/01/2025(1)	2,860,000

		Forest Products & Paper - 0.1%
		Celulosa Arauco y Constitucion S.A.
	200,000	4.20%, 01/29/2030(1)	190,000
	200,000	4.50%, 08/01/2024	201,752
	200,000	Inversiones CMPC S.A. 3.85%, 01/13/2030(6)	193,000
	200,000	Suzano Austria GmbH 6.00%, 01/15/2029	200,440

			785,192

		Gas - 0.0%
	350,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.88%, 08/20/2026	356,370

		Healthcare-Products - 0.0%
	200,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	202,500

		Healthcare-Services - 0.8%
		Catalent Pharma Solutions, Inc.
EUR	175,000	2.38%, 03/01/2028(6)	178,194
	$50,000	5.00%, 07/15/2027(1)	51,000
	100,000	Centene Corp. 3.38%, 02/15/2030(1)	100,750
	325,000	CHS/Community Health Systems, Inc. 6.63%, 02/15/2025(1)	298,188
EUR	725,000	Constantin Investissement SASU 5.38%, 04/15/2025(6)	737,456
		HCA, Inc.
	$475,000	5.38%, 09/01/2026	514,188
	200,000	5.63%, 09/01/2028	221,616
		Rede D’or Finance S.a.r.l.
	4,675,000	4.50%, 01/22/2030(1)	3,956,452
	840,000	4.50%, 01/22/2030(6)	710,892
	400,000	4.95%, 01/17/2028(1)	355,680

			7,124,416

		Home Builders - 0.2%
	1,600,000	Adams Homes, Inc. 7.50%, 02/15/2025(1)	1,456,000
	540,000	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.63%, 01/15/2028(1)	440,100

The accompanying notes are an integral part of these financial statements.

99

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 32.6% - (continued)
		Home Builders - 0.2% - (continued)
	$200,000	M/I Homes, Inc. 4.95%, 02/01/2028(1)	$175,000

			2,071,100

		Household Products/Wares - 0.1%
EUR	705,000	Diamond (BC) B.V. 5.63%, 08/15/2025(6)	563,345
	$100,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	101,150

			664,495

		Insurance - 0.6%
		Acrisure LLC / Acrisure Finance, Inc.
	350,000	7.00%, 11/15/2025(1)	309,750
	200,000	8.13%, 02/15/2024(1)	206,000
EUR	43,000	Aegon N.V. 0.05%, 07/15/2020, 10 year GNTH + 0.100%(3)(8)	29,686
	$1,740,000	AIA Group Ltd. 3.38%, 04/07/2030(1)	1,874,438
EUR	525,000	Assicurazioni Generali S.p.A. 5.50%, 10/27/2047, (5.50% fixed rate until 10/27/2027; 3 mo. EURIBOR + 5.350% thereafter)(6)(7)	643,911
	$100,000	AXA S.A. 6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 3 mo. USD LIBOR + 2.256% thereafter)(6)(7)(8)	123,500
		Genworth Holdings, Inc.
	695,000	4.80%, 02/15/2024	587,275
	225,000	4.90%, 08/15/2023	193,500
	1,270,000	6.50%, 06/15/2034	1,047,750

			5,015,810

		Internet - 0.1%
		Booking Holdings, Inc.
	445,000	4.10%, 04/13/2025	472,662
	125,000	4.50%, 04/13/2027	134,470
	150,000	4.63%, 04/13/2030	166,525

			773,657

		Investment Company Security - 0.3%
	2,930,000	Greenko Mauritius Ltd. 6.25%, 02/21/2023(1)	2,702,926

		Iron/Steel - 0.4%
	1,321,000	CSN Resources S.A. 7.63%, 04/17/2026(1)	937,910
		Metinvest B.V.
EUR	1,825,000	5.63%, 06/17/2025(1)	1,265,953
	$2,145,000	7.75%, 10/17/2029(1)	1,374,344

			3,578,207

		IT Services - 0.5%
	3,770,000	Hewlett Packard Enterprise Co. 4.65%, 10/01/2024	4,003,830
		Presidio Holdings, Inc.
	125,000	4.88%, 02/01/2027(1)	123,125
	125,000	8.25%, 02/01/2028(1)	123,350

			4,250,305

		Leisure Time - 0.0%
	225,000	Carnival Corp. 11.50%, 04/01/2023(1)	235,090

		Lodging - 0.2%
	325,000	FelCor Lodging L.P. 6.00%, 06/01/2025	310,505
	250,000	Hilton Domestic Operating Co., Inc. 5.38%, 05/01/2025(1)	248,437

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 32.6% - (continued)
		Lodging - 0.2% - (continued)
	$765,000	Marriott International, Inc. 5.75%, 05/01/2025	$799,475
	30,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	25,529
	225,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(1)	200,250

			1,584,196

		Media - 1.2%
	300,000	Altice Financing S.A. 7.50%, 05/15/2026(1)	312,750
	2,155,000	Cable Onda S.A. 4.50%, 01/30/2030(6)	2,047,250
		CCO Holdings LLC / CCO Holdings Capital Corp.
	175,000	4.50%, 08/15/2030(1)	177,240
	400,000	5.75%, 02/15/2026(1)	417,000
		CSC Holdings LLC
	300,000	5.50%, 04/15/2027(1)	311,906
	300,000	6.50%, 02/01/2029(1)	327,720
	500,000	Discovery Communications LLC 2.80%, 06/15/2020	500,147
		DISH DBS Corp.
	100,000	5.00%, 03/15/2023	95,000
	200,000	5.88%, 07/15/2022	200,520
	225,000	5.88%, 11/15/2024	216,414
	2,100,000	Fox Corp. 3.50%, 04/08/2030	2,265,704
	300,000	Gray Television, Inc. 5.13%, 10/15/2024(1)	293,880
	2,700,000	Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 02/15/2025(1)	2,214,000
	200,000	iHeartCommunications, Inc. 4.75%, 01/15/2028(1)	175,000
	250,000	VTR Finance B.V. 6.88%, 01/15/2024(1)	248,228
	225,000	WMG Acquisition Corp. 5.50%, 04/15/2026(1)	230,344
	300,000	Ziggo B.V. 5.50%, 01/15/2027(1)	305,160

			10,338,263

		Metal Fabricate/Hardware - 0.0%
		Novelis Corp.
	150,000	4.75%, 01/30/2030(1)	131,715
	125,000	5.88%, 09/30/2026(1)	121,538

			253,253

		Mining - 0.0%
EUR	325,000	Constellium SE 4.25%, 02/15/2026(6)	322,388

		Multi-National - 0.0%
INR	9,490,000	International Finance Corp. 7.10%, 03/21/2031	137,608

		Office/Business Equipment - 0.0%
		Xerox Corp.
	$275,000	4.13%, 03/15/2023	273,625
	100,000	6.75%, 12/15/2039	96,250

			369,875

		Oil & Gas - 3.6%
CAD	800,000	BP Capital Markets plc 3.50%, 11/09/2020	577,998
		Canadian Natural Resources Ltd.
	3,105,000	2.05%, 06/01/2020	2,227,494

The accompanying notes are an integral part of these financial statements.

100

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 32.6% - (continued)
		Oil & Gas - 3.6% - (continued)
CAD	430,000	2.89%, 08/14/2020	$309,355
	$20,000	Continental Resources, Inc. 4.90%, 06/01/2044	13,550
		Ecopetrol S.A.
	115,000	5.88%, 09/18/2023	118,105
	3,590,000	6.88%, 04/29/2030	3,670,775
	200,000	Empresa Nacional del Petroleo 3.75%, 08/05/2026(6)	192,441
	940,000	EOG Resources, Inc. 4.95%, 04/15/2050	1,126,687
	125,000	EQT Corp. 3.90%, 10/01/2027	105,000
	2,065,000	Equinor ASA 3.70%, 04/06/2050	2,298,703
	375,000	Frontera Energy Corp. 9.70%, 06/25/2023(1)	256,875
	200,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	170,000
	3,265,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	3,287,334
	6,345,000	NAK Naftogaz Ukraine via Kondor Finance plc 7.63%, 11/08/2026(1)	5,334,472
		Occidental Petroleum Corp.
	950,000	2.68%, 02/08/2021, 3 mo. USD LIBOR + 0.950%(3)	893,000
	175,000	4.20%, 03/15/2048	104,563
		Petrobras Global Finance B.V.
	125,000	5.09%, 01/15/2030(6)	114,063
	1,005,000	5.09%, 01/15/2030(1)	917,062
	450,000	5.75%, 02/01/2029	427,500
	60,000	6.88%, 01/20/2040	59,100
	425,000	7.38%, 01/17/2027	448,162
		Petroleos de Venezuela S.A.
	290,000	6.00%, 05/16/2024(6)(11)	10,875
	125,000	9.00%, 11/17/2021(6)(11)	4,688
		Petroleos Mexicanos
	25,000	5.35%, 02/12/2028	18,625
	10,000	5.95%, 01/28/2031(6)	7,243
	40,000	6.38%, 01/23/2045	26,880
	400,000	6.50%, 01/23/2029	314,960
	335,000	6.75%, 09/21/2047	230,312
	305,000	6.84%, 01/23/2030(6)	240,187
	30,000	6.84%, 01/23/2030(1)	23,625
	1,190,000	6.95%, 01/28/2060(1)	833,012
	15,000	7.69%, 01/23/2050(6)	11,025
	710,000	7.69%, 01/23/2050(1)	521,850
		Petronas Capital Ltd.
	1,035,000	3.50%, 04/21/2030(1)	1,083,902
	960,000	4.55%, 04/21/2050(1)	1,040,133
	600,000	Saudi Arabian Oil Co. 2.75%, 04/16/2022(1)	604,009
	225,000	Sunoco L.P. / Sunoco Finance Corp. 6.00%, 04/15/2027	219,375
	760,000	Tullow Oil plc 7.00%, 03/01/2025(1)	395,200
		WPX Energy, Inc.
	175,000	5.25%, 09/15/2024	157,118
	100,000	8.25%, 08/01/2023	96,000
		YPF S.A.
	4,660,000	6.95%, 07/21/2027(6)	2,073,747
	470,000	7.00%, 12/15/2047(1)	206,588
	105,000	8.50%, 03/23/2021(6)	65,889
ARS	27,918,777	16.50%, 05/09/2022(1)	217,404

			31,054,886

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 32.6% - (continued)
		Packaging & Containers - 0.4%
		ARD Finance S.A. (5.00% Cash, 5.75% PIK)
EUR	350,000	5.00%, 06/30/2027(6)(9)	$345,944
	785,000	5.00%, 06/30/2027(1)(9)	775,904
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	200,000	2.13%, 08/15/2026(6)	210,469
	$1,055,000	5.25%, 04/30/2025(1)	1,083,991
	225,000	6.00%, 02/15/2025(1)	225,196
		Berry Global, Inc.
EUR	100,000	1.50%, 01/15/2027(6)	102,462
	$100,000	5.63%, 07/15/2027(1)	102,750
		Owens-Brockway Glass Container, Inc.
	200,000	5.88%, 08/15/2023(1)	202,000
	175,000	6.38%, 08/15/2025(1)	177,188
	200,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.00%, 07/15/2024(1)	200,740
EUR	175,000	Silgan Holdings, Inc. 2.25%, 06/01/2028(6)	185,541
	100,000	Trivium Packaging Finance B.V. 3.75%, 08/15/2026(6)	107,311

			3,719,496

		Pharmaceuticals - 1.0%
		Bausch Health Cos., Inc.
	$890,000	5.00%, 01/30/2028(1)	854,122
	100,000	6.13%, 04/15/2025(1)	101,250
		Endo Dac / Endo Finance LLC / Endo Finco, Inc.
	200,000	6.00%, 07/15/2023(1)	149,920
	2,430,000	6.00%, 02/01/2025(1)	1,737,450
		Teva Pharmaceutical Finance Netherlands B.V.
EUR	225,000	1.25%, 03/31/2023(6)	225,401
	$350,000	2.80%, 07/21/2023	321,562
	3,280,000	3.15%, 10/01/2026	2,853,600
EUR	1,275,000	4.50%, 03/01/2025	1,355,292
	770,000	Valeant Pharmaceuticals International, Inc. 4.50%, 05/15/2023(6)	824,751

			8,423,348

		Pipelines - 0.8%
	$200,000	Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(6)	213,550
		Buckeye Partners L.P.
	465,000	4.13%, 03/01/2025(1)	430,125
	75,000	4.50%, 03/01/2028(1)	67,500
	125,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029(1)	115,313
	250,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	201,875
		Energy Transfer Operating L.P.
	1,000,000	2.90%, 05/15/2025	930,819
	1,330,000	4.90%, 02/01/2024	1,335,526
	105,000	5.50%, 06/01/2027	106,569
	100,000	EQT Midstream Partners L.P. 6.50%, 07/15/2048	80,250
	140,000	MPLX L.P. 1.90%, 09/09/2021, 3 mo. USD LIBOR + 0.900%(3)	131,711
	2,285,000	Sunoco Logistics Partners Operations L.P. 4.25%, 04/01/2024	2,252,347
	350,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	315,000
	200,000	Transportadora de Gas Internacional S.A. ESP 5.55%, 11/01/2028(1)	209,002
	118,000	Western Midstream Operating L.P. 4.05%, 02/01/2030	107,675

			6,497,262

The accompanying notes are an integral part of these financial statements.

101

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 32.6% - (continued)
		Real Estate - 0.1%
	$825,000	Arabian Centres Sukuk Ltd. 5.38%, 11/26/2024(1)	$713,625

		Real Estate Investment Trusts - 0.3%
	225,000	Iron Mountain, Inc. 4.88%, 09/15/2029(1)	215,437
		Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	1,320,000	4.25%, 02/01/2027(1)	917,400
	530,000	5.25%, 10/01/2025(1)	385,575
	390,000	Trust F 4.87%, 01/15/2030(1)	328,575
	580,000	Trust Fibra Uno 6.39%, 01/15/2050(1)	516,931
		VICI Properties L.P. / VICI Note Co., Inc.
	100,000	3.50%, 02/15/2025(1)	94,000
	100,000	3.75%, 02/15/2027(1)	93,000

			2,550,918

		Retail - 1.8%
		1011778 BC ULC / New Red Finance, Inc.
	100,000	3.88%, 01/15/2028(1)	96,991
	500,000	5.00%, 10/15/2025(1)	502,500
	1,370,000	5.75%, 04/15/2025(1)	1,441,925
	100,000	Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(1)	101,750
	3,895,000	Dollar General Corp. 4.13%, 04/03/2050	4,557,365
	1,575,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 10.00%, 04/15/2025(1)	1,664,618
		KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
	125,000	4.75%, 06/01/2027(1)	129,024
	150,000	5.25%, 06/01/2026(1)	153,375
	1,920,000	Kohl’s Corp. 9.50%, 05/15/2025	1,974,041
	125,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	118,125
	105,000	Nordstrom, Inc. 8.75%, 05/15/2025(1)	112,257
		PetSmart, Inc.
	100,000	5.88%, 06/01/2025(1)	100,750
	1,515,000	8.88%, 06/01/2025(1)	1,469,550
	2,240,000	TJX Cos., Inc. 4.50%, 04/15/2050	2,760,259
	225,000	United Rentals North America, Inc. 4.88%, 01/15/2028	225,495

			15,408,025

		Savings & Loans - 0.0%
GBP	200,000	Nationwide Building Society 5.88%, 12/20/2024, (5.88% fixed rate until 12/20/2024; GUKG5 + 5.390% thereafter)(6)(7)(8)	246,225

		Semiconductors - 0.6%
	$2,162,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	2,253,839
		Broadcom, Inc.
	565,000	4.70%, 04/15/2025(1)	622,998
	1,310,000	5.00%, 04/15/2030(1)	1,473,470
	200,000	Entegris, Inc. 4.63%, 02/10/2026(1)	200,500
	100,000	Micron Technology, Inc. 4.98%, 02/06/2026	110,176
	275,000	Qorvo, Inc. 4.38%, 10/15/2029(1)	273,969
	200,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	198,920

			5,133,872

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 32.6% - (continued)
		Software - 0.7%
	$100,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	$102,000
	465,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	454,640
	250,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	256,797
	250,000	MSCI, Inc. 4.00%, 11/15/2029(1)	261,397
	4,300,000	Oracle Corp. 3.60%, 04/01/2050	4,884,495
	75,000	PTC, Inc. 3.63%, 02/15/2025(1)	73,838
	300,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	307,500

			6,340,667

		Telecommunications - 2.6%
		Altice France S.A.
	100,000	3.38%, 01/15/2028(6)	102,736
	1,200,000	5.88%, 02/01/2027(6)	1,362,360
	325,000	7.38%, 05/01/2026(1)	339,625
EUR	175,000	8.00%, 05/15/2027(1)	194,567
		AT&T, Inc.
	755,000	2.33%, 06/01/2021, 3 mo. USD LIBOR + 0.750%(3)	752,373
CAD	1,080,000	3.83%, 11/25/2020	785,224
	$200,000	Bharti Airtel International Netherlands B.V. 5.35%, 05/20/2024(6)	207,414
	1,055,000	CenturyLink, Inc. 4.00%, 02/15/2027(1)	1,023,350
	150,000	Embarq Corp. 8.00%, 06/01/2036	154,500
		Millicom International Cellular S.A.
	200,000	5.13%, 01/15/2028(1)	183,660
	200,000	6.25%, 03/25/2029(6)	196,000
	5,820,000	SoftBank Group Corp. 6.00%, 07/19/2023, (6.00% fixed rate until 07/19/2023; 5 year USD ICE Swap + 4.226% thereafter)(6)(7)(8)	5,010,554
	100,000	Sprint Capital Corp. 8.75%, 03/15/2032	140,500
	250,000	Sprint Corp. 7.13%, 06/15/2024	280,630
		Telecom Argentina S.A.
	565,000	8.00%, 07/18/2026(6)	454,266
	2,130,000	8.00%, 07/18/2026(1)	1,712,541
	175,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	196,403
	300,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	311,637
	2,535,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	2,475,427
	3,210,000	Tower Bersama Infrastructure Tbk PT 4.25%, 01/21/2025(6)	2,954,615
	235,000	Turkcell Iletisim Hizmetleri AS 5.80%, 04/11/2028(6)	219,608
	536,000	Verizon Communications, Inc. 2.23%, 05/22/2020, 3 mo. USD LIBOR + 0.550%(3)	536,393
	565,000	VF Ukraine PAT via VFU Funding plc 6.20%, 02/11/2025(1)	519,913
	1,690,000	Vodafone Group plc 7.00%, 04/04/2079, (7.00% fixed rate until 01/04/2029; 5 year USD Swap + 4.873% thereafter)(7)	1,935,801

			22,050,097

The accompanying notes are an integral part of these financial statements.

102

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 32.6% - (continued)
		Transportation - 0.7%
	$3,945,000	FedEx Corp. 4.25%, 05/15/2030	$4,307,460
	200,000	Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(1)	202,700
		Rumo Luxembourg S.a.r.l.
	200,000	5.88%, 01/18/2025(6)	197,980
	1,120,000	7.38%, 02/09/2024(6)	1,146,611

			5,854,751

		Trucking & Leasing - 0.0%
	100,000	DAE Funding LLC 4.50%, 08/01/2022(6)	89,000

		Water - 0.0%
	250,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024(6)	243,850

		Total Corporate Bonds (cost $299,594,965)	$281,880,676

FOREIGN GOVERNMENT OBLIGATIONS - 19.8%
		Angola - 0.0%
	200,000	Angolan Government International Bond 9.38%, 05/08/2048(6)	85,247

		Argentina - 0.7%
		Argentine Republic Government International Bond
CHF	1,480,000	3.38%, 10/12/2020(6)	410,374
EUR	100,000	3.38%, 01/15/2023	26,306
	1,090,000	3.38%, 12/31/2038(4)	298,619
	$2,140,000	3.75%, 12/31/2038(4)	663,400
	1,110,000	4.63%, 01/11/2023	310,811
EUR	820,000	5.25%, 01/15/2028(6)	192,336
	$160,000	5.63%, 01/26/2022	44,400
	3,563,000	5.88%, 01/11/2028	896,130
	962,000	6.63%, 07/06/2028	238,576
	225,000	6.88%, 04/22/2021	64,237
	4,125,000	6.88%, 01/26/2027	1,031,291
	1,325,000	6.88%, 01/11/2048	308,076
	275,000	7.13%, 07/06/2036	66,003
	485,000	7.50%, 04/22/2026	128,767
	4,700,000	Bonos De La Nacion Argentina En Moneda Dua 4.50%, 09/30/2020	1,504,000
		Provincia de Cordoba
	300,000	7.13%, 08/01/2027(6)	111,003
	150,000	7.45%, 09/01/2024(6)	58,502

			6,352,831

		Armenia - 0.0%
	250,000	Republic of Armenia International Bond 7.15%, 03/26/2025(6)	264,975

		Azerbaijan - 0.2%
		Republic of Azerbaijan International Bond
	585,000	3.50%, 09/01/2032(6)	520,650
	780,000	4.75%, 03/18/2024(6)	785,627
	490,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(6)	511,089

			1,817,366

		Bahrain - 0.2%
	1,635,000	Bahrain Government International Bond 5.63%, 09/30/2031(1)	1,467,412

		Bermuda - 0.0%
	200,000	Bermuda Government International Bond 4.75%, 02/15/2029(1)	210,000

		Brazil - 0.4%
		Brazil Letras do Tesouro Nacional
BRL	8,447,000	4.98%, 01/01/2022	1,459,389

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 19.8% - (continued)
		Brazil - 0.4% - (continued)
		Brazil Notas do Tesouro Nacional
BRL	1,164,000	10.00%, 01/01/2021	$223,781
	4,061,000	10.00%, 01/01/2023	838,918
	460,000	10.00%, 01/01/2029	96,861
		Brazilian Government International Bond
	$660,000	4.75%, 01/14/2050	590,700
	255,000	5.00%, 01/27/2045	237,150

			3,446,799

		Canada - 0.2%
CAD	150,000	City of Quebec Canada 2.00%, 07/07/2020	108,058
	100,000	Newfoundland T-Bill 1.72%, 05/07/2020(12)	71,838
	250,000	Ontario Hydro Corp. Coupon Strip 0.00%, 11/26/2020(10)	178,460
		Quebec T-Bill
	1,400,000	1.59%, 06/19/2020(12)	1,005,260
	1,000,000	1.76%, 05/15/2020(12)	718,331

			2,081,947

		Colombia - 0.5%
		Colombia Government International Bond
	$1,025,000	3.00%, 01/30/2030	930,710
	200,000	4.50%, 03/15/2029	202,002
	925,000	5.00%, 06/15/2045	924,084
		Colombian TES
COP	855,000,000	7.00%, 05/04/2022	227,125
	995,700,000	7.50%, 08/26/2026	268,444
	6,667,000,000	10.00%, 07/24/2024	1,979,286

			4,531,651

		Croatia - 0.2%
		Croatia Government International Bond
EUR	405,000	1.13%, 06/19/2029(6)	411,751
	270,000	2.75%, 01/27/2030(6)	313,669
	480,000	3.00%, 03/20/2027(6)	562,170

			1,287,590

		Dominican Republic - 0.3%
		Dominican Republic International Bond
	$250,000	6.00%, 07/19/2028(6)	225,625
	2,190,000	6.40%, 06/05/2049(1)	1,801,275
	225,000	7.45%, 04/30/2044(6)	204,187

			2,231,087

		Ecuador - 0.0%
	200,000	Ecuador Government International Bond 9.50%, 03/27/2030(1)	57,000

		Egypt - 0.3%
		Egypt Government International Bond
	480,000	5.58%, 02/21/2023(1)	465,224
	300,000	6.59%, 02/21/2028(1)	275,400
	200,000	7.05%, 01/15/2032(6)	177,818
	400,000	7.60%, 03/01/2029(1)	379,165
	400,000	7.60%, 03/01/2029(6)	379,165
	215,000	7.90%, 02/21/2048(6)	185,169
	915,000	8.50%, 01/31/2047(6)	816,637

			2,678,578

		El Salvador - 0.0%
	55,000	El Salvador Government International Bond 6.38%, 01/18/2027(6)	43,587

		Ethiopia - 0.0%
	405,000	Ethiopia International Bond 6.63%, 12/11/2024(6)	350,730

The accompanying notes are an integral part of these financial statements.

103

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 19.8% - (continued)
		France - 0.0%
		Dexia Credit Local S.A.
	$250,000	1.57%, 09/04/2020, 3 mo. USD LIBOR + 0.320%(3)(6)	$250,277

		Gabon - 0.0%
		Gabon Government International Bond
	200,000	6.63%, 02/06/2031(1)	141,657
	200,000	6.95%, 06/16/2025(6)	140,917

			282,574

		Ghana - 0.6%
		Ghana Government International Bond
	2,265,000	6.38%, 02/11/2027(1)	1,744,050
	1,140,000	7.63%, 05/16/2029(6)	872,009
	2,950,000	7.88%, 02/11/2035(1)	2,216,925
	600,000	8.13%, 01/18/2026(6)	494,430

			5,327,414

		Guatemala - 0.0%
	200,000	Guatemala Government Bond 6.13%, 06/01/2050(1)	208,700

		Hungary - 0.3%
		Hungary Government International Bond
	1,168,000	5.38%, 02/21/2023	1,262,316
	526,000	5.75%, 11/22/2023	584,865
	396,000	6.38%, 03/29/2021	411,205

			2,258,386

		India - 0.1%
INR	27,270,000	India Government Bond 8.15%, 11/24/2026	400,483

		Indonesia - 0.8%
		Indonesia Government International Bond
	$400,000	4.45%, 04/15/2070	394,356
	820,000	4.63%, 04/15/2043(6)	873,277
	1,795,000	4.75%, 01/08/2026(6)	1,939,805
	550,000	4.75%, 07/18/2047(6)	590,431
	920,000	5.13%, 01/15/2045(6)	1,032,376
IDR	8,048,000,000	Indonesia Treasury Bond 8.38%, 09/15/2026	557,273
		Perusahaan Penerbit SBSN Indonesia III
	$660,000	4.15%, 03/29/2027(6)	692,538
	400,000	4.33%, 05/28/2025(6)	417,104

			6,497,160

		Israel - 0.1%
	200,000	Israel Government International Bond 2.75%, 07/03/2030	210,000
	230,000	State of Israel 2.50%, 01/15/2030	236,564

			446,564

		Italy - 0.2%
EUR	1,320,000	Italy Buoni Ordinari del Tesoro BOT 0.00%, 05/14/2020(6)(10)	1,446,600

		Ivory Coast - 0.3%
		Ivory Coast Government International Bond
	205,000	5.25%, 03/22/2030(6)	183,089
	530,000	5.88%, 10/17/2031(6)	471,155
	1,095,000	5.88%, 10/17/2031(1)	973,423
	1,070,000	6.63%, 03/22/2048(6)	932,419
	200,000	6.88%, 10/17/2040(6)	178,667

			2,738,753

		Jamaica - 0.0%
	$220,000	Jamaica Government International Bond 6.75%, 04/28/2028	218,900

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 19.8% - (continued)
		Japan - 5.0%
	$500,000	Japan Bank for International Cooperation 2.06%, 06/01/2020, 3 mo. USD LIBOR + 0.480%(3)	$500,135
		Japan Treasury Discount Bill
JPY	670,800,000	0.12%, 05/07/2020(12)	6,250,877
	651,050,000	0.13%, 05/18/2020(12)	6,067,096
	563,350,000	0.13%, 05/25/2020(12)	5,250,010
	1,006,900,000	0.14%, 05/11/2020(12)	9,382,967
	389,500,000	0.14%, 06/01/2020(12)	3,629,992
	900,000,000	0.24%, 06/15/2020(12)	8,388,164
	299,500,000	0.27%, 06/08/2020(12)	2,791,309
	74,950,000	0.32%, 06/22/2020(12)	698,568

			42,959,118

		Jordan - 0.1%
		Jordan Government International Bond
	$200,000	5.75%, 01/31/2027(6)	191,405
	630,000	6.13%, 01/29/2026(6)	619,828
	200,000	7.38%, 10/10/2047(6)	184,997

			996,230

		Kenya - 0.1%
		Kenya Government International Bond
	400,000	6.88%, 06/24/2024(6)	366,200
	470,000	7.00%, 05/22/2027(6)	426,525
	200,000	8.00%, 05/22/2032(6)	181,000

			973,725

		Macedonia - 0.1%
EUR	405,000	Former Yugoslav Republic of Macedonia 3.98%, 07/24/2021(6)	449,181

		Malaysia - 0.3%
		Malaysia Government Bond
MYR	3,970,000	3.76%, 04/20/2023	957,221
	1,266,000	3.80%, 09/30/2022	303,954
	6,500,000	4.05%, 09/30/2021	1,546,713

			2,807,888

		Mexico - 0.9%
		Mexican Bonos
MXN	13,885,800	6.50%, 06/09/2022	590,220
	9,936,900	7.50%, 06/03/2027	442,512
	6,121,800	7.75%, 05/29/2031	269,648
		Mexico Government International Bond
	$200,000	3.25%, 04/16/2030	181,202
	200,000	3.90%, 04/27/2025	202,000
	705,000	4.50%, 04/22/2029	709,237
	4,070,000	4.50%, 01/31/2050	3,663,000
	860,000	4.75%, 04/27/2032	866,450
	705,000	5.00%, 04/27/2051	675,037

			7,599,306

		Mongolia - 0.7%
	2,765,000	Mongolia Government International Bond 5.13%, 12/05/2022(6)	2,460,806
	3,516,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/2020(6)	3,502,815

			5,963,621

		Morocco - 0.1%
		Morocco Government International Bond
	350,000	4.25%, 12/11/2022(6)	363,824
	400,000	5.50%, 12/11/2042(6)	453,000

			816,824

The accompanying notes are an integral part of these financial statements.

104

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 19.8% - (continued)
		Oman - 0.2%
		Oman Government International Bond
	$215,000	4.75%, 06/15/2026(6)	$163,582
	620,000	6.50%, 03/08/2047(6)	433,349
	615,000	6.75%, 01/17/2048(1)	431,779
	1,180,000	6.75%, 01/17/2048(6)	828,455

			1,857,165

		Panama - 0.3%
		Panama Government International Bond
	210,000	3.16%, 01/23/2030	214,202
	235,000	4.30%, 04/29/2053	255,565
	510,000	4.50%, 04/16/2050	571,205
	930,000	4.50%, 04/01/2056	1,043,925
	465,000	Panama Notas del Tesoro 3.75%, 04/17/2026(1)	470,813

			2,555,710

		Paraguay - 0.1%
		Paraguay Government International Bond
	305,000	4.63%, 01/25/2023(6)	312,625
	400,000	4.70%, 03/27/2027(6)	415,000
	200,000	5.60%, 03/13/2048(1)	210,302
	200,000	6.10%, 08/11/2044(6)	212,002

			1,149,929

		Peru - 0.0%
	145,000	Peruvian Government International Bond 2.39%, 01/23/2026	147,900

		Poland - 0.3%
		Republic of Poland Government Bond
PLN	7,058,000	2.00%, 04/25/2021	1,726,393
	1,185,000	3.25%, 07/25/2025	318,359
	2,270,000	4.00%, 10/25/2023	609,783

			2,654,535

		Qatar - 0.5%
		Qatar Government International Bond
	$510,000	2.38%, 06/02/2021(6)	515,141
	850,000	3.40%, 04/16/2025(1)	904,256
	1,290,000	3.75%, 04/16/2030(1)	1,408,370
	200,000	4.40%, 04/16/2050(1)	227,412
	800,000	4.50%, 04/23/2028(6)	912,480

			3,967,659

		Romania - 0.2%
		Romanian Government International Bond
EUR	120,000	2.00%, 01/28/2032(1)	111,084
	190,000	2.12%, 07/16/2031(6)	180,041
	255,000	2.12%, 07/16/2031(1)	241,633
	55,000	3.38%, 02/08/2038(1)	56,431
	130,000	3.38%, 02/08/2038(6)	133,382
	88,000	3.38%, 01/28/2050(1)	81,721
	80,000	3.88%, 10/29/2035(6)	87,089
	183,000	4.63%, 04/03/2049(1)	202,245
	30,000	4.63%, 04/03/2049(6)	33,155
	$220,000	6.13%, 01/22/2044(6)	260,804

			1,387,585

		Russia - 1.3%
		Russian Federal Bond - OFZ
RUB	5,155,000	6.90%, 05/23/2029	74,261
	55,750,000	7.00%, 08/16/2023	787,347
	29,007,000	7.10%, 10/16/2024	414,288
	45,540,000	7.40%, 12/07/2022	644,908
	10,745,000	7.65%, 04/10/2030	162,150
	8,950,000	7.70%, 03/23/2033	137,258
	51,910,000	7.75%, 09/16/2026	774,361

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 19.8% - (continued)
		Russia - 1.3% - (continued)
RUB	18,650,000	7.95%, 10/07/2026	$281,217
	1,430,000	8.50%, 09/17/2031	23,060
		Russian Foreign Bond - Eurobond
	$400,000	4.25%, 06/23/2027(1)	433,059
	600,000	4.25%, 06/23/2027(6)	649,589
	600,000	4.38%, 03/21/2029(1)	662,280
	1,800,000	4.38%, 03/21/2029(6)	1,986,840
	400,000	5.10%, 03/28/2035(1)	469,000
	1,600,000	5.10%, 03/28/2035(6)	1,876,000
	1,600,000	5.25%, 06/23/2047(6)	1,980,496

			11,356,114

		Saudi Arabia - 0.0%
	285,000	Saudi Government International Bond 2.90%, 10/22/2025(1)	288,562

		Senegal - 0.2%
		Senegal Government International Bond
	200,000	6.25%, 07/30/2024(6)	185,300
	1,630,000	6.25%, 05/23/2033(6)	1,427,391
	405,000	6.75%, 03/13/2048(6)	336,150

			1,948,841

		Serbia - 0.0%
		Serbia International Bond
EUR	160,000	1.50%, 06/26/2029(6)	151,446
	120,000	1.50%, 06/26/2029(1)	113,585

			265,031

		South Africa - 0.4%
		Republic of South Africa Government Bond
ZAR	31,595,000	6.25%, 03/31/2036	1,071,068
	18,060,000	7.75%, 02/28/2023	1,025,597
	2,965,000	8.25%, 03/31/2032	133,020
	$850,000	Republic of South Africa Government International Bond 5.75%, 09/30/2049	663,068
	100,000	South Africa Government International Bond 6.25%, 03/08/2041	87,591

			2,980,344

		South Korea - 0.3%
	1,000,000	Export-Import Bank of Korea 2.16%, 06/01/2021, 3 mo. USD LIBOR + 0.575%(3)	996,296
	1,500,000	Korea Development Bank 1.33%, 03/12/2021, 3 mo. USD LIBOR + 0.550%(3)	1,495,012

			2,491,308

		Supranational - 0.7%
IDR	21,407,000,000	European Bank for Reconstruction & Development 6.45%, 12/13/2022(6)	1,406,314
	3,000,000,000	Inter-American Development Bank 7.88%, 03/14/2023	205,432
	7,448,300,000	International Bank for Reconstruction & Development 7.45%, 08/20/2021	496,645
		International Finance Corp.
MXN	22,900,000	0.00%, 02/22/2038(10)	277,734
INR	83,250,000	6.30%, 11/25/2024	1,121,289
	22,830,000	6.45%, 08/10/2020	302,963
MXN	23,210,000	7.75%, 01/18/2030	1,057,668
IDR	1,800,000,000	8.00%, 10/09/2023	124,554
INR	46,120,000	8.25%, 06/10/2021	630,590

			5,623,189

		Thailand - 0.3%
		Thailand Government Bond
THB	30,290,000	1.88%, 06/17/2022	959,333
	17,185,000	3.63%, 06/16/2023	577,515
	35,828,000	3.85%, 12/12/2025	1,277,846

			2,814,694

The accompanying notes are an integral part of these financial statements.

105

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 19.8% - (continued)
		Tunisia - 0.5%
		Banque Centrale de Tunisie International Bond
EUR	3,890,000	4.50%, 06/22/2020(6)	$4,179,729
	100,000	6.38%, 07/15/2026(6)	89,312
	100,000	6.75%, 10/31/2023(1)	93,969

			4,363,010

		Turkey - 1.1%
		Turkey Government Bond
TRY	6,595,000	9.40%, 07/08/2020	947,342
	2,250,000	10.70%, 02/17/2021	329,235
	8,424,000	11.00%, 03/02/2022	1,241,393
		Turkey Government International Bond
	$215,000	3.25%, 03/23/2023	198,247
	1,085,000	4.88%, 10/09/2026	951,183
	820,000	4.88%, 04/16/2043	593,557
	1,271,000	5.13%, 02/17/2028	1,102,338
	1,480,000	5.75%, 03/22/2024	1,426,208
	1,855,000	5.75%, 05/11/2047	1,409,310
	925,000	6.00%, 03/25/2027	848,410
	835,000	6.00%, 01/14/2041	668,000
	120,000	7.38%, 02/05/2025	121,914

			9,837,137

		Ukraine - 0.4%
		Ukraine Government International Bond
	205,000	7.38%, 09/25/2032(1)	181,425
	950,000	7.38%, 09/25/2032(6)	840,750
	1,100,000	7.75%, 09/01/2022(6)	1,047,750
	675,000	7.75%, 09/01/2024(6)	636,172
	150,000	7.75%, 09/01/2026(6)	138,370
	400,000	7.75%, 09/01/2027(6)	365,735

			3,210,202

		United Arab Emirates - 0.3%
		Abu Dhabi Government International Bond
	325,000	2.13%, 09/30/2024(1)	329,062
	295,000	3.13%, 04/16/2030(1)	313,497
	1,610,000	3.88%, 04/16/2050(1)	1,714,972

			2,357,531

		Venezuela - 0.0%
		Venezuela Government International Bond
	1,224,000	7.75%, 10/13/2019(6)(11)	97,920
	380,000	9.00%, 05/07/2023(6)(11)	30,400
	800,000	9.25%, 05/07/2028(6)(11)	64,000
	1,355,300	12.75%, 08/23/2022(6)(11)	108,424

			300,744

		Total Foreign Government Obligations (cost $194,074,816)	$171,105,694

MUNICIPAL BONDS - 0.8%
		Education - 0.3%
		Chicago, IL, Board of Education, GO
	630,000	5.18%, 12/01/2021	635,954
	380,000	6.04%, 12/01/2029	379,688
	1,110,000	6.14%, 12/01/2039	1,089,465
	660,000	6.32%, 11/01/2029	663,782

			2,768,889

		General - 0.1%
	665,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	847,376

		General Obligation - 0.1%
		State of Illinois, GO
	644,073	4.95%, 06/01/2023	656,896
	70,000	5.00%, 01/01/2023	69,878

Shares or Principal Amount			Market Value†

MUNICIPAL BONDS - 0.8% - (continued)
		General Obligation - 0.1% - (continued)
	$150,000	5.56%, 02/01/2021	$152,575

			879,349

		Nursing Homes - 0.2%
	2,000,000	Seminole Cnty. Industrial Dev Auth 6.00%, 11/15/2025	1,928,980

		Transportation - 0.1%
	435,000	Metropolitan Transportation Auth. 6.73%, 11/15/2030	502,682

		Total Municipal Bonds (cost $7,054,735)	$6,927,276

SENIOR FLOATING RATE INTERESTS - 23.5%(13)
		Advertising - 0.2%
	$1,407,925	Clear Channel Outdoor Holdings, Inc. 4.26%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	1,219,615
	646,176	Entravision Communications Corp. 3.15%, 11/29/2024, 1 mo. USD LIBOR + 2.750%	595,490

			1,815,105

		Aerospace/Defense - 0.2%
		TransDigm, Inc.
	1,354,852	2.65%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	1,183,124
	346,480	2.65%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	302,467

			1,485,591

		Airlines - 0.1%
	922,688	WestJet Airlines Ltd. 4.00%, 12/11/2026, 1 mo. USD LIBOR + 3.000%	738,870

		Asset-Backed - Finance & Insurance - 0.0%
	261,152	Evertec Group LLC 3.90%, 11/27/2024, 1 mo. USD LIBOR + 3.500%	248,095

		Auto Manufacturers - 0.1%
	1,289,809	Navistar International Corp. 4.22%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	1,161,641

		Auto Parts & Equipment - 0.7%
	1,325,088	Adient U.S. LLC 5.45%, 05/06/2024, 1 mo. USD LIBOR + 4.000%	1,188,444
		AL Alpine AT Bidco GmbH
EUR	260,000	3.00%, 10/31/2025, 3 mo. EURIBOR + 3.000%	238,621
	$202,438	4.20%, 10/31/2025, 3 mo. USD LIBOR +2.750%	161,950
	1,001,753	Altra Industrial Motion Corp. 2.40%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	941,648
	154,800	IAA, Inc. 2.69%, 06/28/2026, 1 mo. USD LIBOR + 2.250%	145,899
		Panther BF Aggregator L.P.
EUR	1,910,000	3.75%, 04/30/2026, 1 mo. EURIBOR + 3.750%	1,923,241
	$1,263,650	3.90%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	1,141,076

			5,740,879

		Beverages - 0.0%
	410,850	Sunshine Investments B.V. 4.95%, 03/28/2025, 1 mo. USD LIBOR + 3.250%	392,875

		Chemicals - 0.8%
	606,937	Axalta Coating Systems U.S. Holdings, Inc. 3.20%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	588,729
	181,264	Cabot Microelectronics Corp. 2.44%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	174,920
EUR	385,920	CTC AcquiCo GmbH 2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	384,320
	$1,625,000	Element Solutions, Inc. 2.40%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	1,547,812
	625,275	Hexion, Inc. 4.94%, 07/01/2026, 1 mo. USD LIBOR + 3.500%	594,405

The accompanying notes are an integral part of these financial statements.

106

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 23.5%(13) - (continued)
		Chemicals - 0.8% - (continued)
	$285,650	LTI Holdings, Inc. 3.90%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	$227,409
	240,423	Minerals Technologies, Inc. 3.27%, 02/14/2024, 1 mo. USD LIBOR + 2.250%	233,210
		Starfruit Finco B.V.
EUR	100,000	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.250%	101,503
	$1,476,599	3.86%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	1,336,322
	1,109,251	Tronox Finance LLC 4.20%, 09/23/2024, 3 mo. USD LIBOR + 2.750%	1,037,849
		Univar, Inc.
	249,375	3.45%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	237,141
	244,502	3.70%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	235,333
	231,475	WR Grace & Co. 3.20%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	217,925

			6,916,878

		Coal - 0.0%
	952,727	Foresight Energy LLC 7.36%, 03/28/2022, 3 mo. USD LIBOR + 5.750%	59,545

		Commercial Services - 2.6%
	642,330	Allied Universal Holdco LLC 4.65%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	596,082
	525,000	Amentum Government Services Holdings LLC 4.40%, 02/01/2027, 1 mo. USD LIBOR + 4.000%	500,063
	1,182,000	APX Group, Inc. 5.40%, 12/31/2025, 1 mo. USD LIBOR + 5.000%	1,038,683
	234,000	Ascend Learning LLC 4.00%, 07/12/2024, 1 mo. USD LIBOR + 3.000%	218,439
	1,650,863	AVSC Holding Corp. 6.20%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	1,106,078
	844,138	Belron Finance U.S. LLC 3.26%, 10/30/2026, 3 mo. USD LIBOR + 2.500%	793,489
	1,377,288	Blackhawk Network Holdings, Inc. 3.15%, 06/15/2025, 1 mo. USD LIBOR + 2.750%	1,170,694
	1,331,055	BrightView Landscapes LLC 3.25%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	1,255,624
	717,514	Ceridian HCM Holding, Inc. 2.64%, 04/30/2025, 3 mo. USD LIBOR + 2.500%	674,765
		Deerfield Dakota Holding, LLC
	2,340,000	0.00%, 04/09/2027(14)	2,223,000
EUR	2,225,000	4.00%, 04/09/2027, 1 mo. EURIBOR + 4.000%	2,109,099
	$2,195,000	Dun & Bradstreet Corp. 4.49%, 02/06/2026, 1 mo. USD LIBOR + 4.000%	2,046,837
	51,728	Energizer Holdings, Inc. 3.25%, 12/17/2025, 1 mo. USD LIBOR + 2.250%	50,521
	257,650	Garda World Security Corp. 6.39%, 10/30/2026, 1 mo. USD LIBOR + 4.750%	247,021
	447,750	KAR Auction Services, Inc. 2.88%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	405,214
EUR	640,000	LGC Group Holdings Ltd. 0.00%, 01/22/2027(14)	658,828
	$1,575,752	Quikrete Holdings, Inc. 2.90%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	1,456,830
	464,717	Russell Investments U.S. Inst’l Holdco, Inc. 3.82%, 06/01/2023, 3 mo. USD LIBOR + 2.750%	423,376
EUR	231,666	Techem Verwaltungsgesellschaft 675 mbH 2.88%, 07/15/2025, 1 mo. EURIBOR + 2.875%	245,303
	$1,614,913	Tempo Acquisition LLC 3.15%, 05/01/2024, 1 mo. USD LIBOR + 2.750%	1,512,980
	848,946	Trans Union LLC 2.15%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	811,941
	319,200	US Ecology, Inc. 2.90%, 11/01/2026, 1 mo. USD LIBOR + 2.500%	309,624
EUR	1,199,883	Verisure Holding AB 3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	1,267,463

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 23.5%(13) - (continued)
		Commercial Services - 2.6% - (continued)
	$1,222,093	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	$1,183,902

			22,305,856

		Construction Materials - 0.3%
	221,657	Advanced Drainage Systems, Inc. 3.25%, 07/31/2026, 1 mo. USD LIBOR + 2.250%	214,730
	1,532,144	Brookfield WEC Holdings, Inc. 3.40%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	1,448,643
	260,363	Hamilton Holdco LLC 3.46%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	248,646
	1,015,666	NCI Building Systems, Inc. 4.58%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	868,394

			2,780,413

		Distribution/Wholesale - 0.3%
	597,000	American Builders & Contractors Supply Co., Inc. 2.40%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	558,069
	1,150,609	Beacon Roofing Supply, Inc. 2.65%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	1,070,642
		SRS Distribution, Inc.
	496,212	4.32%, 05/23/2025, 1 mo. USD LIBOR + 3.250%	441,361
	353,225	5.57%, 05/23/2025, 1 mo. USD LIBOR + 4.500%	324,084

			2,394,156

		Diversified Financial Services - 0.8%
		AlixPartners LLP
EUR	178,200	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	189,422
	$1,355,877	3.50%, 04/04/2024, 3 mo. USD LIBOR + 2.500%	1,303,147
	1,092,367	Aretec Group, Inc. 4.65%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	884,817
	1,306,263	Crown Finance U.S., Inc. 3.32%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	818,596
EUR	437,393	Financial & Risk U.S. Holdings, Inc. 3.25%, 10/01/2025, 3 mo. EURIBOR + 3.250%	463,849
	$836,722	GreenSky Holdings LLC 3.69%, 03/31/2025, 1 mo. USD LIBOR + 3.250%	744,682
	173,250	Minotaur Acquisition, Inc. 5.40%, 03/27/2026, 1 mo. USD LIBOR + 5.000%	147,263
EUR	379,236	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	385,040
	$335,750	Refinitiv U.S. Holdings, Inc. 3.65%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	328,092
	193,500	RP Crown Parent LLC 3.75%, 10/12/2023, 1 mo. USD LIBOR + 2.750%	184,792
	302,368	UFC Holdings LLC 4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	281,958
	797,673	Victory Capital Holdings, Inc. 3.94%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	757,789

			6,489,447

		Electric - 0.0%
	320,189	Seadrill Partners Finco LLC 7.45%, 02/21/2021, 3 mo. USD LIBOR + 6.000%	51,803

		Electrical Components & Equipment - 0.2%
	1,125,000	Virgin Media Bristol LLC 3.31%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	1,062,281
EUR	700,000	Virgin Media SFA Finance Ltd. 2.50%, 01/31/2029, 1 mo. EURIBOR + 2.500%	736,411

			1,798,692

		Energy-Alternate Sources - 0.2%
	$751,366	BCP Renaissance Parent LLC 4.95%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	574,795
	1,054,568	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	727,652

			1,302,447

The accompanying notes are an integral part of these financial statements.

107

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 23.5%(13) - (continued)
		Engineering & Construction - 0.1%
	$1,022,857	Brand Energy & Infrastructure Services, Inc. 5.70%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	$862,074
	163,971	DG Investment Intermediate Holdings, Inc. 3.75%, 02/03/2025, 3 mo. USD LIBOR + 3.000%	142,091

			1,004,165

		Entertainment - 0.4%
	645,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(14)	591,787
	691,117	CityCenter Holdings LLC 3.00%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	606,932
		Motion Finco S.a.r.l.
EUR	335,000	3.00%, 11/13/2026, 1 mo. EURIBOR + 3.000%	325,300
	$57,936	4.70%, 11/04/2026, 6 mo. USD LIBOR + 3.250%	49,861
	440,814	4.70%, 11/13/2026, 1 mo. USD LIBOR + 3.250%(15)	379,378
	1,150,975	Scientific Games International, Inc. 3.61%, 08/14/2024, 2 mo. USD LIBOR + 2.750%	948,599
	231,475	Wyndham Hotels & Resorts, Inc. 2.15%, 05/30/2025, 1 mo. USD LIBOR + 1.750%	211,684

			3,113,541

		Environmental Control - 0.1%
	881,014	Advanced Disposal Services, Inc. 3.00%, 11/10/2023, 1 Week USD LIBOR + 2.250%	869,024
EUR	250,173	Fluidra S.A. 2.00%, 07/02/2025, 1 mo. EURIBOR + 2.000%	253,818

			1,122,842

		Food - 0.7%
	$873,253	Atkins Nutritionals Holdings, Inc. 4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	844,872
	818,400	B&G Foods, Inc. 2.90%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	789,249
		Froneri International plc
EUR	870,000	2.63%, 01/29/2027, 1 mo. EURIBOR + 2.625%	897,263
	$1,500,000	2.65%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	1,384,380
	1,362,694	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	1,298,824
	910,425	U.S. Foods, Inc. 3.07%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	807,247

			6,021,835

		Food Service - 0.3%
		8th Avenue Food & Provisions, Inc.
	222,188	4.33%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	212,069
	135,000	8.58%, 10/01/2026, 1 mo. USD LIBOR + 7.750%	123,075
		Aramark Services, Inc.
	928,502	2.15%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	867,277
	490,000	2.15%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	458,150
	696,375	CHG PPC Parent LLC 3.15%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	640,665

			2,301,236

		Gas - 0.1%
		Messer Industries GmbH
EUR	100,000	2.50%, 03/01/2026, 3 mo. EURIBOR + 2.500%	105,065
	$643,500	3.95%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	606,904

			711,969

		Healthcare-Products - 0.2%
	124,513	Avantor Funding, Inc. 3.25%, 11/21/2024, 3 mo. USD LIBOR + 2.250%	122,023
EUR	324,188	Grifols S.A. 2.25%, 11/15/2027, 1 mo. EURIBOR + 2.250%	348,550

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 23.5%(13) - (continued)
		Healthcare-Products - 0.2% - (continued)
	$456,250	Lifescan Global Corp. 7.45%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	$373,842
	899,431	Parexel International Corp. 3.15%, 09/27/2024, 1 mo. USD LIBOR + 2.750%	821,370

			1,665,785

		Healthcare-Services - 1.7%
	170,100	CDRH Parent, Inc. 5.57%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	104,327
	205,000	CPI Holdco LLC 5.70%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	196,031
	735,672	DentalCorp Perfect Smile ULC 4.75%, 06/06/2025, 1 mo. USD LIBOR + 3.750%(15)	595,894
		DuPage Medical Group Ltd.
	474,532	3.50%, 08/15/2024, 1 mo. USD LIBOR + 2.750%	406,912
	205,599	7.75%, 08/15/2025, 1 mo. USD LIBOR + 7.000%	164,479
	452,725	Emerald TopCo, Inc. 4.26%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	424,203
	243,775	Ensemble RCM LLC 5.51%, 08/03/2026, 1 mo. USD LIBOR + 3.750%	233,049
	587,563	Envision Healthcare Corp. 4.15%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	401,499
		EyeCare Partners LLC
	385,000	0.50%, 02/18/2027, 1 mo. USD LIBOR + 0.500%(15)	316,982
	1,650,000	4.82%, 02/05/2027, 1 mo. USD LIBOR + 3.750%	1,358,495
	2,007,076	Gentiva Health Services, Inc. 3.69%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	1,886,651
	486,287	Global Medical Response, Inc. 4.25%, 04/28/2022, 1 mo. USD LIBOR + 3.250%	445,409
EUR	584,588	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	627,007
	$993,971	Jaguar Holding Co. 2.90%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	973,077
		MED ParentCo L.P.
	194,169	4.25%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(15)	163,096
	775,481	4.65%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	651,381
	1,606,700	MPH Acquisition Holdings LLC 4.20%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	1,475,160
	250,538	Sound Inpatient Physicians 3.15%, 06/27/2025, 1 mo. USD LIBOR + 2.750%	235,245
		Surf Holdings LLC
EUR	125,000	3.50%, 03/05/2027, 1 mo. EURIBOR + 3.500%	124,105
	$300,000	4.81%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	274,314
	185,250	Surgery Center Holdings, Inc. 4.25%, 09/03/2024, 1 mo. USD LIBOR + 3.250%	164,873
	706,786	Syneos Health, Inc. 2.15%, 08/01/2024, 1 mo. USD LIBOR + 1.750%	680,946
	368,600	Team Health Holdings, Inc. 3.75%, 02/06/2024, 1 mo. USD LIBOR + 2.750%	270,077
	221,625	Verscend Holding Corp. 4.90%, 08/27/2025, 1 mo. USD LIBOR + 4.500%	208,272
	2,588,513	Zelis Healthcare Corp. 5.15%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	2,479,148

			14,860,632

		Household Products - 0.2%
		Diamond (BC) B.V.
EUR	625,527	3.25%, 09/06/2024, 1 mo. EURIBOR + 3.250%	595,637
	$1,055,749	3.76%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	905,970
	207,475	Revlon Consumer Products Corp. 5.11%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	84,471
	455,000	Reynolds Consumer Products LLC 2.15%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	437,724

			2,023,802

The accompanying notes are an integral part of these financial statements.

108

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 23.5%(13) - (continued)
		Housewares - 0.1%
	$1,146,419	Hayward Industries, Inc. 3.90%, 08/05/2024, 1 mo. USD LIBOR + 3.500%	$1,053,272

		Insurance - 1.4%
	2,527,386	Acrisure LLC 5.21%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	2,316,779
		Asurion LLC
	1,922,714	3.40%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	1,831,732
	517,669	3.40%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	492,619
	1,400,967	4.00%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	1,346,329
	1,550,000	6.90%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	1,495,750
		Hub International Ltd.
	1,710,853	3.87%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	1,599,254
	1,087,900	5.69%, 04/25/2025, 1 mo. USD LIBOR + 4.000%	1,040,293
	121,250	NFP Corp. 3.65%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	107,912
		Sedgwick Claims Management Services, Inc.
	1,453,121	3.65%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	1,330,899
	660,013	4.40%, 09/03/2026, 1 mo. USD LIBOR + 4.000%	614,841

			12,176,408

		IT Services - 0.2%
	243,775	NAB Holdings LLC 4.45%, 07/01/2024, 3 mo. USD LIBOR + 3.000%	217,264
	850,000	Science Applications International Corp. 2.65%, 03/12/2027, 1 mo. USD LIBOR + 2.250%	830,875
	490,000	VS Buyer LLC 4.86%, 02/28/2027, 3 mo. USD LIBOR + 3.250%	460,600

			1,508,739

		Leisure Time - 0.6%
	1,167,061	Caesars Resort Collection LLC 3.15%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	982,280
	1,505,843	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	1,370,589
	230,892	Eldorado Resorts LLC 3.25%, 04/17/2024, 2 mo. USD LIBOR + 2.250%	217,762
	1,164,976	Golden Entertainment, Inc. 3.75%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	949,455
	997,375	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	862,729
	733,998	SRAM LLC 5.00%, 03/15/2024, 2 mo. USD LIBOR + 1.750%	693,628

			5,076,443

		Lodging - 0.2%
		Boyd Gaming Corp.
	671,469	2.39%, 09/15/2023, 1 Week USD LIBOR + 2.250%	621,532
	1,038,021	Caesars Entertainment Operating Co. 2.40%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	999,749

			1,621,281

		Machinery - Construction & Mining - 0.0%
	203,800	Pike Corp. 4.25%, 07/24/2026, 1 mo. USD LIBOR + 3.250%	195,522

		Machinery-Diversified - 0.2%
	161,475	Fluidra S.A. 2.40%, 07/02/2025, 1 mo. USD LIBOR + 2.000%	152,191
		Gardner Denver, Inc.
EUR	1,006,825	2.00%, 03/01/2027, 1 mo. EURIBOR + 2.000%	1,065,109
	$201,388	2.15%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	190,715
	357,700	Pro Mach Group, Inc. 3.32%, 03/07/2025, 3 mo. USD LIBOR +2.750%	313,345

			1,721,360

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 23.5%(13) - (continued)
		Media - 2.6%
	$459,921	Advantage Sales & Marketing, Inc. 4.70%, 07/23/2021, 1 mo. USD LIBOR + 3.250%	$392,276
		Altice Financing S.A.
EUR	126,750	2.75%, 01/31/2026, 3 mo. EURIBOR + 2.750%	131,521
	$784,875	3.38%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	722,085
	992,831	AVSC Holding Corp. 4.95%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	655,268
EUR	275,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(14)	282,072
	$938,851	Charter Communications Operating LLC 2.16%, 02/01/2027, 3 mo. USD LIBOR + 1.750%	900,517
	1,500,000	Cineworld Ltd. 0.00%, 02/05/2027(14)	900,000
		CSC Holdings LLC
	247,449	3.06%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	235,037
	1,822,351	3.31%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,731,562
	415,811	E.W. Scripps Co. 2.90%, 05/01/2026, 1 mo. USD LIBOR + 2.500%	387,016
	849,643	Gray Television, Inc. 3.49%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	797,959
	1,000,000	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	872,500
	2,277,720	ION Media Networks, Inc. 3.81%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	2,065,140
	548,702	Maxar Technologies Ltd. 3.16%, 10/04/2024, 1 mo. USD LIBOR + 2.750%	507,549
	937,566	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	862,270
	924,569	NASCAR Holdings, Inc. 3.38%, 10/19/2026, 1 mo. USD LIBOR + 2.750%	854,404
		NEP/NCP Holdco, Inc.
	2,708,750	4.70%, 10/20/2025, 1 mo. USD LIBOR + 3.250%	2,167,000
	210,000	8.45%, 10/19/2026, 1 mo. USD LIBOR + 7.000%	118,650
	1,733,928	Nexstar Broadcasting, Inc. 3.74%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	1,623,390
	775,165	Numericable Group S.A. 3.15%, 07/31/2025, 1 mo. USD LIBOR + 2.750%	706,369
	310,000	PSAV Holdings LLC 9.01%, 09/01/2025, 3 mo. USD LIBOR + 7.250%	186,000
	391,935	Shutterfly, Inc. 7.45%, 09/25/2026, 1 mo. USD LIBOR + 6.000%	339,612
	772,902	Sinclair Television Group, Inc. 3.32%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	714,934
	967,575	Terrier Media Buyer, Inc. 5.70%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	897,426
		Web.com Group, Inc.
	754,429	4.95%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	670,816
	347,609	8.95%, 10/09/2026, 1 mo. USD LIBOR + 7.750%	276,349
	1,093,998	William Morris Endeavor Entertainment LLC 4.37%, 05/18/2025, 1 mo. USD LIBOR + 2.750%	809,558
EUR	785,000	Ziggo B.V. 3.00%, 01/31/2029, 1 mo. EURIBOR + 3.000%	817,944
	$1,100,000	Ziggo Financing Partnership 3.31%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,024,375

			22,649,599

		Metal Fabricate/Hardware - 0.2%
	545,000	Arconic Corp. 3.24%, 03/25/2027, 1 mo. USD LIBOR + 2.750%	539,550
	881,676	Circor International, Inc. 4.25%, 12/11/2024, 3 mo. USD LIBOR + 3.250%	748,322
	867,129	Rexnord LLC 2.32%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	852,388

			2,140,260

The accompanying notes are an integral part of these financial statements.

109

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 23.5%(13) - (continued)
	Miscellaneous Manufacturing - 0.6%
$1,275,622	Core & Main L.P. 3.77%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	$1,197,094
423,275	H.B. Fuller Co. 2.72%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	406,133
1,210,000	Ingersoll-Rand Services Co. 2.15%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,145,870
772,188	Momentive Performance Materials, Inc. 3.66%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	686,143
203,975	Tamko Building Products LLC 3.65%, 06/01/2026, 1 mo. USD LIBOR + 3.250%	192,756
1,080,916	USI, Inc. 3.40%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	1,015,607
494,911	Wilsonart LLC 4.71%, 12/19/2023, 3 mo. USD LIBOR + 3.250%	429,830

		5,073,433

	Office/Business Equipment - 0.1%
1,125,000	Pitney Bowes, Inc. 5.91%, 01/17/2025, 1 mo. USD LIBOR + 5.500%	961,875

	Oil & Gas - 0.2%
	BCP Raptor LLC
228,275	5.15%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	106,433
267,438	5.25%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	124,359
	California Resources Corp.
250,000	6.36%, 12/31/2022, 1 mo. USD LIBOR + 4.750%	54,860
470,000	11.99%, 12/31/2021, 1 mo. USD LIBOR + 10.375%	16,746
492,500	NorthRiver Midstream Finance L.P. 4.68%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	395,054
85,107	PES Holdings LLC 6.99%, 12/31/2022, 1 mo. USD LIBOR + 6.990%(11)	17,021
910,634	PowerTeam Services LLC 4.70%, 03/06/2025, 3 mo. USD LIBOR + 3.250%	825,262
384,150	Traverse Midstream Partners LLC 5.00%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	285,643

		1,825,378

	Oil & Gas Services - 0.3%
470,000	Buckeye Partners L.P. 3.77%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	439,159
357,300	Lower Cadence Holdings LLC 4.40%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	246,090
1,662,438	UGI Energy Services LLC 4.15%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	1,485,105

		2,170,354

	Packaging & Containers - 0.9%
907,513	BellRing Brands LLC 6.00%, 10/21/2024, 1 mo. USD LIBOR + 5.000%	895,034
1,516,872	Berlin Packaging LLC 3.99%, 11/07/2025, 1 mo. USD LIBOR + 3.000%	1,374,028
	Berry Global, Inc.
723,174	2.83%, 10/01/2022, 3 mo. USD LIBOR + 2.000%	703,590
992,500	2.83%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	945,257
	Flex Acquisition Co., Inc.
1,014,475	4.43%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	945,998
1,027,229	4.68%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	956,350
408,975	Pregis TopCo Corp. 4.40%, 07/31/2026, 1 mo. USD LIBOR + 4.000%	366,205
291,475	Proampac PG Borrower LLC 4.50%, 11/20/2023, 1 mo. USD LIBOR + 3.500%	267,247
1,259,044	Reynolds Group Holdings, Inc. 3.15%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	1,197,930

		7,651,639

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 23.5%(13) - (continued)
		Pharmaceuticals - 0.8%
	$666,808	Bausch Health Cos., Inc. 3.47%, 11/27/2025, 1 mo. USD LIBOR + 2.750%	$638,889
	981,422	3.72%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	948,299
	1,066,800	Catalent Pharma Solutions, Inc. 3.25%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	1,042,349
	2,045,000	Elanco Animal Health, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 2.250%(14)	1,970,869
	807,175	Endo Luxembourg Finance Co., S.a r.l. 5.00%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	732,011
	2,169,563	Sunshine Luxembourg S.a.r.l. 5.32%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	1,982,437

			7,314,854

		Real Estate - 0.2%
	585,601	Fly Funding S.a.r.l. 3.48%, 08/11/2025, 3 mo. USD LIBOR + 1.750%	521,917
	1,381,591	VICI Properties LLC 2.42%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	1,278,317

			1,800,234

		REITS - 0.0%
	161,208	Iron Mountain, Inc. 2.15%, 01/02/2026, 3 mo. USD LIBOR + 1.750%	150,258

		Retail - 1.1%
	900,517	B.C. Unlimited Liability Co. 2.15%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	842,262
	843,326	Bass Pro Group LLC 6.07%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	708,394
	247,494	Belron Finance U.S. LLC 3.96%, 11/13/2025, 1 mo. USD LIBOR + 2.250%	231,407
	285,000	Buzz Merger Sub Ltd. 3.15%, 01/29/2027, 1 mo. USD LIBOR + 2.750%	270,750
	317,600	Carrols Restaurant Group, Inc. 4.10%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	233,118
		Coty, Inc.
EUR	235,308	2.50%, 04/07/2025, 1 mo. EURIBOR + 2.500%	216,604
	$282,037	3.17%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	226,687
	1,054,352	Harbor Freight Tools USA, Inc. 3.25%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	995,234
	746,193	IRB Holding Corp. 3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	649,456
	490,038	J. Crew Group, Inc. 4.38%, 03/05/2021, 3 mo. USD LIBOR + 3.000%	269,521
	994,722	Michaels Stores, Inc. 3.57%, 01/30/2023, 1 mo. USD LIBOR + 2.500%	816,170
	1,525,000	PetSmart, Inc. 5.00%, 03/11/2022, 1 mo. USD LIBOR + 4.000%	1,477,344
	334,050	Rodan & Fields LLC 6.25%, 06/16/2025, 1 mo. USD LIBOR + 3.000%	159,509
	891,885	Staples, Inc. 6.02%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	707,559
	1,519,720	U.S. Foods, Inc. 2.15%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	1,396,957

			9,200,972

		Semiconductors - 0.0%
	281,697	Microchip Technology, Inc. 2.41%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	270,077

		Software - 2.0%
	415,000	AI Convoy (Luxembourg) S.a.r.l. 4.65%, 01/17/2027, 1 mo. USD LIBOR + 3.500%	390,793
	611,191	Almonde, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	528,509
	1,505,180	CCC Information Services, Inc. 3.75%, 04/29/2024, 1 mo. USD LIBOR + 2.750%	1,426,158

The accompanying notes are an integral part of these financial statements.

110

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 23.5%(13) - (continued)
		Software - 2.0% - (continued)
	$718,814	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	$690,960
EUR	365,000	Cobham plc 3.75%, 01/17/2027, 1 mo. EURIBOR + 3.750%	379,110
	$1,850,000	DCert Buyer, Inc. 4.40%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	1,735,911
	775,786	Epicor Software Corp. 3.66%, 06/01/2022, 1 mo. USD LIBOR + 3.250%	747,299
	812,861	EVO Payments International LLC 3.69%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	750,271
	1,755,236	Go Daddy Operating Co. LLC 2.15%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,692,486
		Hyland Software, Inc.
	235,515	4.00%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	225,065
	200,000	7.75%, 07/07/2025, 1 mo. USD LIBOR + 7.000%	185,000
	1,751,554	Infor U.S., Inc. 3.75%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	1,717,977
	126,534	MA FinanceCo. LLC 2.90%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	116,159
	128,693	McAfee LLC 4.19%, 09/30/2024, 1 mo. USD LIBOR + 3.750%	122,830
	830,000	Navicure, Inc. 4.40%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	771,900
	1,441,750	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	1,423,728
	384,150	Quest Software U.S. Holdings, Inc. 5.01%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	351,113
	854,518	Seattle Spinco, Inc. 2.90%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	784,447
		SS&C Technologies Holdings Europe S.a.r.l
	1,360,233	2.15%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,305,973
	512,622	2.15%, 04/16/2025, 1 mo. USD LIBOR + 1.750%(14)	491,942
	383,075	Ultimate Software Group, Inc. 4.15%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	364,707
	1,213,177	WEX, Inc. 2.65%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	1,137,960

			17,340,298

		Telecommunications - 1.0%
	1,642,744	Altice France S.A. 4.50%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	1,512,737
	713,213	CenturyLink, Inc. 2.65%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	673,094
	630,000	LCPR Loan Financing LLC 5.81%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	615,825
	472,259	Level 3 Financing, Inc. 2.15%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	451,399
EUR	691,489	Masmovil Holdphone S.A. 2.63%, 05/07/2026, 1 mo. EURIBOR + 2.625%	730,110
	$865,000	T-Mobile USA, Inc. 0.00%, 04/01/2027, 1 mo. USD LIBOR + 1.750%(14)	859,282
	1,500,000	Telenet Financing USD LLC 2.81%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	1,423,440
	827,856	Univision Communications, Inc. 3.75%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	725,541
	290,575	Zacapa LLC 5.57%, 07/02/2025, 1 mo. USD LIBOR + 4.500%	285,127
		Zayo Group Holdings, Inc.
EUR	325,000	3.25%, 03/09/2027, 1 mo. EURIBOR + 3.250%	341,610
	$1,110,000	3.40%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	1,040,303

			8,658,468

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 23.5%(13) - (continued)
		Textiles - 0.1%
		ASP Unifrax Holdings, Inc.
	$841,479	4.82%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	$628,063
	125,000	9.27%, 12/14/2026, 3 mo. USD LIBOR + 8.500%	75,000

			703,063

		Transportation - 0.4%
EUR	235,000	Boluda Corp. Maritima S.L. 3.50%, 07/30/2026, 1 mo. EURIBOR + 3.500%	241,429
	$262,836	CTOS LLC 4.97%, 04/18/2025, 1 mo. USD LIBOR + 4.250%	248,380
	837,895	Dynasty Acquisition Co., Inc. 4.95%, 04/06/2026, 3 mo. USD LIBOR + 3.500%	731,064
	2,000,000	Genesee & Wyoming, Inc. 3.45%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	1,930,720
	604,834	Savage Enterprises LLC 3.72%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	582,152

			3,733,745

		Total Senior Floating Rate Interests (cost $224,277,654)	$203,505,632

U.S. GOVERNMENT AGENCIES - 9.2%
		Mortgage-Backed Agencies - 9.2%
		FHLMC - 1.8%
	5,055	0.00%, 11/15/2036(10)(16)	4,813
	3,646,738	0.29%, 10/25/2020(2)(5)	418
	3,964,055	1.13%, 01/25/2030(2)(5)	345,772
	2,658,480	1.93%, 11/25/2047(2)(5)	358,120
	4,759,080	2.02%, 10/25/2047(2)(5)	674,019
	3,345,000	2.08%, 09/25/2047(2)(5)	356,928
	1,150,193	2.09%, 09/25/2046(2)(5)	171,698
	1,890,000	2.17%, 08/25/2047(2)(5)	286,405
	3,870,000	2.23%, 05/25/2047(2)(5)	416,206
	2,605,748	2.32%, 05/25/2047(2)(5)	418,384
	735,000	2.34%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(3)	624,215
	968,249	2.54%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(3)	828,418
	1,998,243	2.84%, 04/25/2030, 1 mo. USD LIBOR + 2.350%(3)	1,742,605
	1,620,568	2.84%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(3)	1,476,531
	2,345,000	2.99%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(3)	2,205,187
	37,107	3.00%, 03/15/2033(5)	3,746
	285,862	3.40%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(3)	247,752
	430,000	3.81%, 05/25/2048(1)(2)	354,597
	2,203,000	3.94%, 10/25/2029, 1 mo. USD LIBOR + 3.450%(3)	2,112,593
	80,671	4.00%, 07/15/2027(5)	5,098
	1,730,000	4.39%, 04/25/2029, 1 mo. USD LIBOR + 3.900%(3)	1,703,946
	82,399	4.50%, 03/15/2041	94,673
	95,152	4.75%, 07/15/2039	108,113
	772,123	4.95%, 08/25/2024, 1 mo. USD LIBOR + 4.000%(3)	613,235
	9,616	5.50%, 08/15/2033	11,154
	32,452	6.50%, 07/15/2036	37,610

			15,202,236

		FNMA - 0.1%
	44,005	0.00%, 06/25/2036(10)(16)	41,083
	122,789	2.12%, 04/25/2055(2)(5)	7,561
	5,000	2.44%, 01/01/2023	5,189
	29,619	2.50%, 06/25/2028(5)	1,772
	182,883	3.00%, 01/25/2028(5)	11,664
	28,842	3.16%, 12/01/2026	31,963
	23,402	3.24%, 12/01/2026	26,032
	9,140	3.45%, 01/01/2024	9,883
	9,084	3.47%, 01/01/2024	9,823

The accompanying notes are an integral part of these financial statements.

111

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 9.2% - (continued)
		FNMA - 0.1% - (continued)
	$60,227	3.50%, 05/25/2030(5)	$5,146
	22,653	3.67%, 08/01/2023	24,409
	10,000	3.76%, 03/01/2024	10,894
	14,723	3.86%, 12/01/2025	16,719
	5,000	3.86%, 11/01/2023	5,459
	22,415	3.87%, 10/01/2025	25,292
	32,736	3.89%, 05/01/2030	39,334
	9,108	3.96%, 05/01/2034	11,341
	29,334	4.00%, 03/25/2042(5)	2,994
	20,987	4.50%, 07/25/2027(5)	1,532
	9,996	5.47%, 05/25/2042(2)(5)	967
	71,834	5.50%, 04/25/2035	85,343
	23,898	5.50%, 04/25/2037	27,964
	256,894	5.50%, 06/25/2042(5)	56,598

			458,962

		GNMA - 2.7%
	11,200,000	2.50%, 05/20/2050(17)	11,824,750
	11,200,000	2.50%, 06/22/2050(17)	11,795,000
	26,373	4.00%, 05/16/2042(5)	3,485
	65,284	5.00%, 10/16/2041(5)	10,692

			23,633,927

		UMBS - 4.7%
	38,800,000	UMBS 2.50%, 05/13/2050(17)	40,414,141

		Total U.S. Government Agencies (cost $80,313,650)	$79,709,266

U.S. GOVERNMENT SECURITIES - 6.1%
		U.S. Treasury Securities - 6.1%
		U.S. Treasury Bonds - 2.9%
	1,604,817	1.00%, 02/15/2048(18)	2,116,057
	920,000	3.13%, 02/15/2043(19)	1,267,875
	6,740,000	3.38%, 05/15/2044(19)(20)	9,721,397
	5,980,000	3.63%, 02/15/2044(19)(21)	8,925,851
	2,015,000	3.75%, 11/15/2043	3,053,827

			25,085,007

		U.S. Treasury Notes - 3.2%
	5,653,666	0.38%, 01/15/2027(18)(19)	5,937,067
	1,641,059	0.50%, 01/15/2028(18)	1,753,201
	4,035,978	0.88%, 01/15/2029(18)	4,492,834
	1,372,233	1.00%, 02/15/2049(18)	1,834,132
	11,930,000	2.63%, 02/15/2029(19)	14,009,828

			28,027,062

		Total U.S. Government Securities (cost $47,387,728)	$53,112,069

CONVERTIBLE BONDS - 2.5%
		Airlines - 0.1%
	376,000	Southwest Airlines Co. 1.25%, 05/01/2025	414,977

		Biotechnology - 0.1%
	903,000	Apellis Pharmaceuticals, Inc. 3.50%, 09/15/2026(1)	1,050,444

		Commercial Services - 0.2%
	1,921,000	Square, Inc. 0.13%, 03/01/2025(1)	1,770,922

		Engineering & Construction - 0.0%
EUR	100,000	Cellnex Telecom S.A. 1.50%, 01/16/2026(6)	166,869

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.5% - (continued)
	Food - 0.1%
$1,070,000	Chefs’ Warehouse, Inc. 1.88%, 12/01/2024(1)	$738,300

	Healthcare-Products - 0.7%
534,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025(1)	501,575
1,670,000	NuVasive, Inc. 0.38%, 03/15/2025(1)	1,539,573
2,114,000	NanoString Technologies, Inc. 2.63%, 03/01/2025(1)	2,054,897
1,187,000	Insulet Corp. 0.38%, 09/01/2026(1)	1,331,665

		5,427,710

	Internet - 0.1%
979,000	Proofpoint, Inc. 0.25%, 08/15/2024(1)	1,016,174

	IT Services - 0.2%
1,422,000	Lumentum Holdings, Inc. 0.50%, 12/15/2026(1)	1,504,988

	Lodging - 0.0%
25,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	35,476

	Media - 0.0%
225,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)	190,125

	Pharmaceuticals - 0.5%
1,451,000	Revance Therapeutics, Inc. 1.75%, 02/15/2027(1)	1,213,044
2,110,000	Coherus Biosciences, Inc. 1.50%, 04/15/2026(1)	2,225,195
1,085,000	Aerie Pharmaceuticals, Inc. 1.50%, 10/01/2024(1)	1,014,147

		4,452,386

	Semiconductors - 0.0%
75,000	Microchip Technology, Inc. 2.25%, 02/15/2037	91,556

	Software - 0.5%
100,000	Splunk, Inc. 1.13%, 09/15/2025	117,021
968,000	Pegasystems, Inc. 0.75%, 03/01/2025(1)	931,012
374,000	Health Catalyst, Inc. 2.50%, 04/15/2025(1)	407,849
150,000	Western Digital Corp. 1.50%, 02/01/2024	137,700
100,000	Workday, Inc. 0.25%, 10/01/2022	122,329
	Alteryx, Inc.
135,000	0.50%, 08/01/2024(1)	128,381
162,000	1.00%, 08/01/2026(1)	152,782
2,475,000	Allscripts Healthcare Solutions, Inc. 0.88%, 01/01/2027(1)	1,894,624
545,000	Slack Technologies, Inc. 0.50%, 04/15/2025(1)	603,765

		4,495,463

	Total Convertible Bonds (cost $22,426,255)	$21,355,390

EXCHANGE-TRADED FUNDS - 4.2%
	Other Investment Pools & Funds - 4.2%
1,752,652	Invesco Senior Loan ETF(22)	36,770,639

	Total Exchange-Traded Funds (cost $34,896,934)	$36,770,639

The accompanying notes are an integral part of these financial statements.

112

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 0.0%
	Energy - 0.0%
$32,328	Ascent Resources - Marcellus LLC Class A*(23)(24)	$23,438
83,644,001	KCA Deutag*(23)(24)(25)	109,657
3,682	Philadelphia Energy Solutions Class A*	232
19,531	Templar Energy LLC Class A*	195
		133,522

	Total Common Stocks (cost $1,434,548)	$133,522

ESCROWS - 0.0%(26)
	Media - 0.0%
325,000	Nexstar Broadcasting, Inc.*(1)	310,375

	Total Escrows (cost $306,584)	$310,375

PREFERRED STOCKS - 0.1%
	Health Care Equipment & Services - 0.1%
10,460	Change Healthcare, Inc. , 6.00%	483,880

	Total Preferred Stocks (cost $523,000)	$483,880

CONVERTIBLE PREFERRED STOCKS - 0.6%
	Capital Goods - 0.2%
2,000	Fortive Corp. Series A, 5.00%	1,659,560

	Commercial & Professional Services - 0.2%
36,955	GFL Environmental, Inc. , 6.00%	1,811,164

	Utilities - 0.2%
36,400	DTE Energy Co. , 6.25%	1,521,520

	Total Convertible Preferred Stocks (cost $5,638,120)	$4,992,244

WARRANTS - 0.0%
	Energy - 0.0%
8,370	Ascent Resources - Marcellus LLC Expires 3/30/23*(23)(24)	42

	Total Warrants (cost $670)	$42

	Total Long-Term Investments (cost $1,003,189,859)	$935,528,535

SHORT-TERM INVESTMENTS - 6.3%
	Certificates of Deposit - 0.1%
730,000	Credit Agricole Corporate and Investment Bank 1.60%, 09/24/2020, 3 mo. USD LIBOR + 0.400%(3)(12)	730,141

	Commercial Paper - 2.0%
	AT&T, Inc.
500,000	1.98%, 06/11/2020(12)	498,861
427,000	1.99%, 06/12/2020(12)	426,004
	Bank of China Ltd.
1,200,000	1.78%, 05/11/2020(12)	1,199,357
1,000,000	1.91%, 07/15/2020(12)	997,946
250,000	BAT International Finance plc 1.43%, 06/01/2020(12)	249,688
	Boeing Co.
1,165,000	1.63%, 06/03/2020(12)	1,163,238
2,245,000	1.65%, 07/01/2020(12)	2,235,334
700,000	1.92%, 07/31/2020(12)	695,504
525,000	1.93%, 05/26/2020(12)	524,278
400,000	2.09%, 11/12/2020(12)	393,427
	CNPC Finance
500,000	1.70%, 05/07/2020(12)	499,837
1,000,000	1.87%, 05/22/2020(12)	998,874

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 6.3% - (continued)
		Commercial Paper - 2.0% - (continued)
$		Electricite de France S.A.
	1,025,000	1.51%, 05/08/2020(12)	$1,024,661
	700,000	1.63%, 05/12/2020(12)	699,626
	1,000,000	ENI Finance USA, Inc. 1.48%, 05/11/2020(12)	999,556
	955,000	General Motors Financial Co., Inc. 1.81%, 05/15/2020(12)	954,291
		Intesa Funding LLC
	605,000	1.89%, 08/14/2020(12)	603,432
	250,000	2.11%, 06/29/2020(12)	249,135
	500,000	Korea Development Bank 1.65%, 05/07/2020(12)	499,842
	250,000	Nissan Motor Acceptance Corp. 1.40%, 01/29/2021(12)	242,908
CAD	1,835,000	Royal Bank of Canada 1.89%, 07/13/2020(12)	1,317,332
	$1,000,000	VW CR, Inc. 1.51%, 08/11/2020(12)	994,644

			17,467,775

		Other Investment Pools & Funds - 1.0%
	8,862,910	Fidelity Institutional Government Fund, Institutional Class, 0.15%(27)	8,862,910

	Securities Lending Collateral - 3.2%
1,400,688	Citibank NA DDCA, 0.04%, 5/1/2020(27)		1,400,688
12,876,559	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(27)		12,876,559
7,823,653	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(27)		7,823,653
5,857,309	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(27)		5,857,309

			27,958,209

	Total Short-Term Investments (cost $55,108,991)		$55,019,035

	Total Investments Excluding Purchased Options (cost $1,058,298,850)	114.4%	$990,547,570

	Total Purchased Options (cost $152,429)	0.0%	$7,886

	Total Investments (cost $1,058,451,279)	114.4%	$990,555,456
	Other Assets and Liabilities	(14.4)%	(124,924,065)

	Total Net Assets	100.0%	$865,631,391

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

The accompanying notes are an integral part of these financial statements.

113

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $215,628,192, representing 24.9% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	Securities disclosed are interest-only strips.

(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $116,694,598, representing 13.5% of net assets.

(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(10)	Security is a zero-coupon bond.

(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(12)	The rate shown represents current yield to maturity.

(13)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2020.

(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(15)

This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2020, the aggregate value of the unfunded commitment was $1,455,350, which rounds to 0.0% of total net assets.

(16)	Securities disclosed are principal-only strips.

(17)	Represents or includes a TBA transaction.

(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(19)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2020, the market value of securities pledged was $18,308,135.

(20)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2020, the market value of securities pledged was $8,227,129.

(21)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2020, the market value of securities pledged was $4,074,845.

(22)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(23)	Investment valued using significant unobservable inputs.

(24)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of these securities was $133,137, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(25)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $109,657 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	83,644,001	$1,133,544	$109,657

(26)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(27)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

114

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

OTC Swaption Contracts Outstanding at April 30, 2020
Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	BOA	1.70%	Pay	11/23/20	USD	6,085,000	6,085,000	$7,886	$152,429	$(144,543)

Total purchased OTC swaption contracts								$7,886	$152,429	$(144,543)

*	Swaptions with forward premiums.

OTC Swaption Contracts Outstanding at April 30, 2020
Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
ITRAXX.EUR.33.V1	GSC	500.00 EUR	Pay	05/20/20	EUR	(36,125,000)	36,125,000	$(601,782)	$(593,665)	$(8,117)
ITRAXX.EUR.33.V1	GSC	600.00 EUR	Pay	05/20/20	EUR	(29,245,000)	29,245,000	(1,477,126)	(1,047,053)	(430,073)
ITRAXX.EUR.33.V1	BOA	500.00 EUR	Pay	05/20/20	EUR	(28,660,000)	28,660,000	$(477,428)	(1,007,502)	$530,074
ITRAXX.EUR.33.V1	BOA	650.00 EUR	Pay	05/20/20	EUR	(26,725,000)	26,725,000	(1,937,617)	(1,419,363)	(518,254)

Total Calls								$(4,493,953)	$(4,067,583)	$(426,370)

Written swaption contracts:
Puts
ITRAXX.EUR.33.V1	GSC	500.00 EUR	Pay	05/20/20	EUR	(36,125,000)	36,125,000	$(617,333)	$(593,272)	$(24,061)
ITRAXX.EUR.33.V1	GSC	600.00 EUR	Pay	05/20/20	EUR	(29,245,000)	29,245,000	(187,988)	(651,231)	463,243
ITRAXX.EUR.33.V1	BOA	500.00 EUR	Pay	05/20/20	EUR	(28,660,000)	28,660,000	(489,765)	(465,970)	(23,795)
ITRAXX.EUR.33.V1	BOA	650.00 EUR	Pay	05/20/20	EUR	(26,725,000)	26,725,000	(88,263)	(1,018,430)	930,167

Total Puts								$(1,383,349)	$(2,728,903)	$1,345,554

Total written OTC swaption contracts								$(5,877,302)	$(6,796,486)	$919,184

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian Government 10-Year Bond Future	39	06/19/2020	$4,185,646	$16,114
Euro-Schatz Future	5	06/08/2020	615,292	756
U.S. Treasury 2-Year Note Future	771	06/30/2020	169,951,289	215,319
U.S. Treasury 5-Year Note Future	1,481	06/30/2020	185,842,359	4,180,471
U.S. Treasury 10-Year Note Future	733	06/19/2020	101,932,813	868,049
U.S. Treasury 10-Year Ultra Future	250	06/19/2020	39,257,813	536,168
U.S. Treasury Long Bond Future	83	06/19/2020	15,025,594	883,819

Total				$6,700,696

Short position contracts:
Euro-BOBL Future	51	06/08/2020	$7,598,018	$13,193
Euro-BUND Future	31	06/08/2020	5,925,620	6,019
Euro-BUXL 30-Year Bond Future	7	06/08/2020	1,681,472	(6,450)
Long Gilt Future	1	06/26/2020	173,433	(4,447)
U.S. Treasury Ultra Bond Future	107	06/19/2020	24,051,594	158,206

Total				$166,521

Total futures contracts				$6,867,217

The accompanying notes are an integral part of these financial statements.

115

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2020
Reference Entity	Counter-party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	336,412	(0.09%)	08/25/37	Monthly	$71,142	$—	$18,498	$(52,644)
ABX.HE.AAA.07	CSI	USD	960,744	(0.09%)	08/25/37	Monthly	233,611	—	52,827	(180,784)
ABX.HE.PENAAA.06	JPM	USD	203,583	(0.11%)	05/25/46	Monthly	22,148	—	18,319	(3,829)
ABX.HE.PENAAA.06	CSI	USD	319,861	(0.11%)	05/25/46	Monthly	34,878	—	28,783	(6,095)
PrimeX.ARM.2 (23)	MSC	USD	90,710	(4.58%)	12/25/37	Monthly	—	(190)	(69)	121

Total							$361,779	$(190)	$118,358	$(243,231)

Sell protection:
ABX.HE.AAA.07	MSC	USD	336,412	0.09%	08/25/37	Monthly	$2,886	$—	$(18,498)	$(21,384)
ABX.HE.AAA.07	MSC	USD	960,744	0.09%	08/25/37	Monthly	8,294	—	(52,826)	(61,120)
ABX.HE.PENAAA.06	BCLY	USD	523,445	0.11%	05/25/46	Monthly	—	(12,749)	(47,102)	(34,353)
CMBX.NA.BB.6	CSI	USD	51,000	5.00%	05/11/63	Monthly	—	(8,760)	(26,270)	(17,510)
CMBX.NA.BB.6	JPM	USD	65,000	5.00%	05/11/63	Monthly	—	(9,014)	(33,481)	(24,467)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	Monthly	—	(15,665)	(43,783)	(28,118)
CMBX.NA.BB.6	GSC	USD	82,000	5.00%	05/11/63	Monthly	—	(8,887)	(42,238)	(33,351)
CMBX.NA.BB.6	CSI	USD	130,000	5.00%	05/11/63	Monthly	—	(18,029)	(66,962)	(48,933)
CMBX.NA.BB.6	CSI	USD	555,000	5.00%	05/11/63	Monthly	—	(105,190)	(285,877)	(180,687)
CMBX.NA.BB.6	GSC	USD	550,000	5.00%	05/11/63	Monthly	—	(56,172)	(283,301)	(227,129)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(125,390)	(376,018)	(250,628)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(125,390)	(376,018)	(250,628)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(125,390)	(376,018)	(250,628)
CMBX.NA.BB.6	CSI	USD	830,000	5.00%	05/11/63	Monthly	—	(142,567)	(427,542)	(284,975)
CMBX.NA.BB.6	CSI	USD	970,000	5.00%	05/11/63	Monthly	—	(190,486)	(499,640)	(309,154)
CMBX.NA.BB.6	GSC	USD	1,155,000	5.00%	05/11/63	Monthly	—	(198,943)	(594,933)	(395,990)
CMBX.NA.BB.6	MSC	USD	1,491,000	5.00%	05/11/63	Monthly	—	(256,120)	(768,104)	(511,984)
CMBX.NA.BB.8	CSI	USD	34,000	5.00%	10/17/57	Monthly	—	(8,802)	(22,093)	(13,291)
CMBX.NA.BB.8	DEUT	USD	365,000	5.00%	10/17/57	Monthly	—	(84,985)	(237,174)	(152,189)
CMBX.NA.BB.8	GSC	USD	462,000	5.00%	10/17/57	Monthly	—	(107,094)	(300,204)	(193,110)
CMBX.NA.BB.8	GSC	USD	580,000	5.00%	10/17/57	Monthly	—	(163,255)	(376,879)	(213,624)
CMBX.NA.BB.8	MSC	USD	1,006,000	5.00%	10/17/57	Monthly	—	(260,459)	(653,750)	(393,291)
CMBX.NA.BB.8	CSI	USD	1,325,000	5.00%	10/17/57	Monthly	—	(343,027)	(860,985)	(517,958)
CMBX.NA.BB.8	CSI	USD	1,470,000	5.00%	10/17/57	Monthly	—	(380,566)	(955,223)	(574,657)
CMBX.NA.BBB-.6	DEUT	USD	888,000	3.00%	05/11/63	Monthly	—	(119,681)	(288,642)	(168,961)
CMBX.NA.BBB-.6	MSC	USD	1,875,000	3.00%	05/11/63	Monthly	—	(292,329)	(609,463)	(317,134)
CMBX.NA.BBB-.6	DEUT	USD	1,924,000	3.00%	05/11/63	Monthly	—	(293,700)	(625,390)	(331,690)
CMBX.NA.BBB-.6	CSI	USD	2,370,000	3.00%	05/11/63	Monthly	—	(316,240)	(770,361)	(454,121)
CMBX.NA.BBB-.6	DEUT	USD	3,475,000	3.00%	05/11/63	Monthly	—	(531,622)	(1,129,538)	(597,916)
CMBX.NA.BBB-.6	CSI	USD	850,000	3.00%	05/11/63	Monthly	—	(117,751)	(276,290)	(158,539)
CMBX.NA.BBB-.6	DEUT	USD	1,205,000	3.00%	05/11/63	Monthly	—	(172,504)	(391,681)	(219,177)
CMBX.NA.BBB-.6	MSC	USD	1,445,000	3.00%	05/11/63	Monthly	—	(204,696)	(469,693)	(264,997)
PrimeX.ARM.2 (23)	JPM	USD	90,710	4.58%	12/25/37	Monthly	3,148	—	69	(3,079)

Total							$14,328	$(4,795,463)	$(12,285,908)	$(7,504,773)

Total OTC credit default swap contracts							$376,107	$(4,795,653)	$(12,167,550)	$(7,748,004)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

116

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2020
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EMS.33.V1	USD	5,760,000	(1.00%)	06/20/25	Quarterly	$677,831	$616,561	$(61,270)
CDX.NA.IG.32.V1	USD	7,672,000	(1.00%)	06/20/24	Quarterly	(131,298)	(63,247)	68,051
CDX.NA.IG.33.V1	USD	7,610,000	(1.00%)	12/20/24	Quarterly	(150,176)	(69,292)	80,884
CDX.NA.IG.34.V1	USD	1,130,000	(1.00%)	06/20/25	Quarterly	2,123	(8,496)	(10,619)

Total						$398,480	$475,526	$77,046

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.34.V1	USD	74,065,000	5.00%	06/20/25	Quarterly	$(6,153,434)	$(3,454,248)	$2,699,186

Credit default swaps on single-name issues:
Buy protection:
Argentine Republic Government International Bond	USD	82,000	(5.00%)	06/20/24	Quarterly	$40,269	$60,947	$20,678

Total centrally cleared credit default swap contracts						$(5,714,685)	$(2,917,775)	$2,796,910

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2020
Counter-party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
GSC	BZDIOVRA	7.85% Fixed	BRL	313,055	01/02/29	Maturity	$—	$—	$1,148	$1,148
GSC	BZDIOVRA	7.56% Fixed	BRL	150,931	01/02/29	Maturity	—	—	170	170
MSC	BZDIOVRA	8.57% Fixed	BRL	709,010	01/02/29	Maturity	—	—	6,995	6,995
MSC	BZDIOVRA	8.15% Fixed	BRL	219,431	01/02/29	Maturity	—	—	1,385	1,385
MSC	BZDIOVRA	8.00% Fixed	BRL	120,025	01/02/29	Maturity	—	—	602	602

Total OTC interest rate swap contracts							$—	$—	$10,300	$10,300

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2020
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	0.44% Fixed	USD	10,160,000	04/07/23	Semi-Annual	$—	$—	$(14,466)	$(14,466)
3 Mo. USD LIBOR	2.36% Fixed	USD	9,205,000	04/09/24	Semi-Annual	—	—	(721,215)	(721,215)
3 Mo. USD LIBOR	0.49% Fixed	USD	21,980,000	04/07/25	Semi-Annual	—	—	(50,967)	(50,967)
3 Mo. USD LIBOR	1.72% Fixed	USD	1,180,000	10/29/29	Semi-Annual	—	—	(126,334)	(126,334)
3 Mo. USD LIBOR	1.72% Fixed	USD	2,300,000	10/29/29	Semi-Annual	—	—	(247,381)	(247,381)
3 Mo. USD LIBOR	1.73% Fixed	USD	3,820,000	10/29/29	Semi-Annual	—	—	(413,136)	(413,136)
3 Mo. USD LIBOR	1.77% Fixed	USD	1,755,000	10/30/29	Semi-Annual	—	—	(197,580)	(197,580)
3 Mo. USD LIBOR	0.84% Fixed	USD	4,380,000	03/20/30	Semi-Annual	—	—	(85,339)	(85,339)
3 Mo. USD LIBOR	2.75% Fixed	USD	4,640,000	12/20/47	Semi-Annual	—	(95,976)	(2,342,735)	(2,246,759)

Total centrally cleared interest rate swap contracts						$—	$(95,976)	$(4,199,153)	$(4,103,177)

OTC Total Return Swap Contracts Outstanding at April 30, 2020
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Markit iBoxx USD Liquid Leveraged Loan Index	JPM	USD	31,540,000	261.75%	03/20/21	Quarterly	$ —	$(13,688)	$1,622,487	$1,636,175

The accompanying notes are an integral part of these financial statements.

117

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
185,000	AUD	109,742	USD	JPM	06/17/20	$10,830	$—
86,000	BRL	19,139	USD	DEUT	06/02/20	—	(3,369)
297,000	BRL	58,589	USD	JPM	06/02/20	—	(4,125)
800,000	BRL	152,518	USD	HSBC	06/02/20	—	(5,813)
1,017,000	BRL	217,918	USD	MSC	06/02/20	—	(31,420)
440,000	CAD	303,923	USD	GSC	06/17/20	12,211	—
225,000	CHF	234,659	USD	RBS	10/13/20	—	(388)
420,000	CHF	446,918	USD	SGG	10/13/20	—	(9,613)
130,800,000	CLP	155,344	USD	GSC	06/17/20	1,519	—
65,400,000	CLP	77,728	USD	BOA	06/17/20	704	—
20,228,000	CNH	2,868,138	USD	BNP	06/17/20	—	(13,573)
332,663,000	COP	80,734	USD	MSC	06/17/20	2,932	—
286,200,000	COP	74,107	USD	BOA	06/17/20	—	(2,127)
609,600,000	COP	155,484	USD	DEUT	06/17/20	—	(2,168)
3,910,000	CZK	157,283	USD	BOA	06/17/20	922	—
1,850,000	CZK	75,848	USD	GSC	06/17/20	—	(994)
281,000	EUR	305,740	USD	BOA	05/29/20	2,370	—
87,000	EUR	94,318	USD	MSC	05/29/20	1,076	—
37,000	EUR	40,545	USD	DEUT	05/29/20	24	—
2,704,000	EUR	2,944,254	USD	MSC	06/17/20	21,815	—
743,000	EUR	803,439	USD	CIBC	06/17/20	11,572	—
90,000	EUR	96,122	USD	SCB	06/17/20	2,601	—
147,000	EUR	159,288	USD	SSG	06/17/20	1,960	—
164,000	EUR	180,407	USD	BCLY	06/17/20	—	(512)
2,428,000	EUR	2,665,511	USD	JPM	06/17/20	18,798	(20,990)
2,015,000	EUR	2,231,432	USD	GSC	06/17/20	1,983	(23,124)
462,000	GBP	545,095	USD	JPM	06/17/20	36,913	—
51,600,000	HUF	157,381	USD	BOA	06/17/20	2,924	—
24,600,000	HUF	76,839	USD	GSC	06/17/20	—	(414)
1,506,000,000	IDR	94,045	USD	SCB	06/17/20	6,560	—
17,610,000	INR	227,874	USD	MSC	06/17/20	5,453	—
84,900,000	JPY	766,027	USD	JPM	06/17/20	25,670	—
9,485,000	MXN	381,947	USD	BCLY	06/17/20	8,574	—
2,583,000	MXN	103,258	USD	BOA	06/17/20	3,090	—
1,173,000	MXN	46,475	USD	CBK	06/17/20	1,821	—
3,800,000	MXN	156,176	USD	SSG	06/17/20	279	—
4,402,000	MXN	182,319	USD	GSC	06/17/20	—	(1,078)
7,760,000	PHP	152,711	USD	BCLY	06/17/20	1,042	—
3,910,000	PHP	76,832	USD	UBS	06/17/20	639	—
650,000	PLN	156,464	USD	BOA	06/17/20	161	—
315,000	PLN	76,275	USD	GSC	06/17/20	—	(372)
11,680,000	RUB	153,460	USD	BOA	06/17/20	2,769	—
5,720,000	RUB	77,823	USD	GSC	06/17/20	—	(1,314)
335,000	SGD	235,619	USD	JPM	06/17/20	1,993	—
7,560,000	THB	231,131	USD	JPM	06/17/20	2,533	—
3,359,449	USD	5,335,000	AUD	BCLY	06/17/20	—	(117,598)
256,444	USD	1,160,000	BRL	HSBC	06/02/20	43,723	—
96,135	USD	490,000	BRL	MSC	06/02/20	6,279	—
75,433	USD	100,000	CAD	BNP	05/07/20	3,592	—
769,580	USD	1,000,000	CAD	HSBC	05/15/20	51,158	—
752,589	USD	1,000,000	CAD	NAB	05/22/20	34,157	—
737,335	USD	980,000	CAD	GSC	05/22/20	33,272	—
483,856	USD	635,000	CAD	MSC	05/22/20	27,652	—
355,645	USD	470,000	CAD	DEUT	05/22/20	17,982	—
241,367	USD	320,000	CAD	BMO	05/22/20	11,469	—
1,609,899	USD	2,105,000	CAD	BNP	06/01/20	97,572	—
384,883	USD	500,000	CAD	BMO	06/01/20	25,660	—
375,290	USD	500,000	CAD	UBS	06/01/20	16,068	—
678,008	USD	900,000	CAD	JPM	06/12/20	31,382	—
3,420,671	USD	4,750,000	CAD	MSC	06/17/20	7,861	—
1,042,851	USD	1,400,000	CAD	MSC	06/19/20	36,963	—
113,101	USD	150,000	CAD	MSC	07/07/20	5,321	—
1,405,166	USD	1,835,000	CAD	MSC	07/13/20	86,633	—

The accompanying notes are an integral part of these financial statements.

118

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2020 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
327,196	USD	430,000	CAD	CBK	08/14/20	$18,195	$—
837,034	USD	1,085,000	CAD	DEUT	08/28/20	57,317	—
1,922,914	USD	2,525,000	CAD	MSC	09/18/20	108,267	—
596,209	USD	800,000	CAD	GSC	11/09/20	21,199	—
815,900	USD	1,080,000	CAD	HSBC	11/25/20	39,607	—
190,176	USD	250,000	CAD	MSC	11/27/20	10,477	—
1,052,748	USD	980,000	CHF	BNP	10/13/20	32,371	—
535,932	USD	500,000	CHF	HSBC	10/13/20	15,331	—
395,377	USD	2,803,000	CNY	SSG	06/17/20	—	(1,947)
81,655	USD	332,663,000	COP	JPM	06/17/20	—	(2,011)
1,479,484	USD	1,320,000	EUR	JPM	05/14/20	32,582	—
1,337,541	USD	1,220,643	EUR	SSG	05/29/20	—	(866)
3,435,443	USD	3,170,000	EUR	HSBC	05/29/20	—	(40,389)
11,976,000	USD	11,028,380	EUR	JPM	05/29/20	—	(116,365)
22,459,647	USD	20,716,700	EUR	MSC	05/29/20	—	(255,738)
22,273,874	USD	19,890,051	EUR	DEUT	06/17/20	456,103	—
1,982,387	USD	1,743,000	EUR	SGG	06/17/20	70,458	—
72,603	USD	66,000	EUR	BCLY	06/17/20	206	—
44,627	USD	41,000	EUR	GSC	06/17/20	—	(347)
467,030	USD	427,000	EUR	RBC	06/17/20	—	(1,354)
465,320	USD	426,000	EUR	BOA	06/17/20	—	(1,968)
252,203	USD	232,000	EUR	SSG	06/17/20	—	(2,282)
814,530	USD	748,000	EUR	JPM	06/17/20	258	(6,223)
4,239,264	USD	3,890,000	EUR	JPM	06/22/20	—	(28,230)
111,011	USD	88,000	GBP	SSG	05/29/20	163	—
266,931	USD	216,000	GBP	BCLY	05/29/20	—	(5,152)
8,322,513	USD	6,635,000	GBP	BMO	06/17/20	—	(35,978)
6,181,093	USD	670,800,000	JPY	JPM	05/07/20	—	(70,212)
9,208,688	USD	1,006,900,000	JPY	MSC	05/11/20	—	(175,325)
5,958,406	USD	651,050,000	JPY	MSC	05/18/20	—	(109,791)
5,054,306	USD	563,350,000	JPY	MSC	05/26/20	—	(197,068)
3,584,170	USD	389,500,000	JPY	JPM	06/01/20	—	(46,899)
2,840,578	USD	299,500,000	JPY	JPM	06/08/20	48,172	—
8,610,475	USD	900,000,000	JPY	BNP	06/15/20	218,219	—
7,094,171	USD	744,900,000	JPY	CIBC	06/17/20	147,931	—
714,727	USD	74,950,000	JPY	SCB	06/22/20	15,750	—
307,737	USD	6,825,000	MXN	DEUT	06/17/20	26,735	—
216,176	USD	4,949,000	MXN	JPM	06/17/20	12,414	—
86,793	USD	1,891,000	MXN	GSC	06/17/20	8,936	—
344,929	USD	8,328,000	MXN	BCLY	06/17/20	2,045	—
227,890	USD	11,670,000	PHP	JPM	06/17/20	—	(3,335)
60,277	USD	4,786,000	RUB	BOA	06/17/20	—	(3,739)
194,574	USD	15,468,000	RUB	JPM	06/17/20	—	(12,322)
378,822	USD	29,344,000	RUB	GSC	06/17/20	—	(13,676)

Total foreign currency contracts						$2,071,218	$(1,370,209)

Foreign Cross Currency Contracts Outstanding at April 30, 2020
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Depreciation
EUR	909,934	CBK	05/29/20	GBP	913,242	$(3,308)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

119

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$75,241,830	$—	$75,241,830	$—
Corporate Bonds	281,880,676	—	281,880,676	—
Foreign Government Obligations	171,105,694	—	171,105,694	—
Municipal Bonds	6,927,276	—	6,927,276	—
Senior Floating Rate Interests	203,505,632	—	203,505,632	—
U.S. Government Agencies	79,709,266	—	79,709,266	—
U.S. Government Securities	53,112,069	—	53,112,069	—
Convertible Bonds	21,355,390	—	21,355,390	—
Exchange-Traded Funds	36,770,639	36,770,639	—	—
Common Stocks
Energy	133,522	—	427	133,095
Escrows	310,375	—	310,375	—
Preferred Stocks	483,880	483,880	—	—
Convertible Preferred Stocks	4,992,244	4,992,244	—	—
Warrants	42	—	—	42
Short-Term Investments	55,019,035	36,821,119	18,197,916	—
Purchased Options	7,886	—	7,886	—
Foreign Currency Contracts(2)	2,071,218	—	2,071,218	—
Futures Contracts(2)	6,878,114	6,878,114	—	—
Swaps - Credit Default(2)	2,868,920	—	2,868,799	121
Swaps - Interest Rate(2)	10,300	—	10,300	—
Swaps - Total Return(2)	1,636,175	—	1,636,175	—

Total	$1,004,020,183	$85,945,996	$917,940,929	$133,258

Liabilities
Foreign Currency Contracts(2)	$(1,373,517)	$—	$(1,373,517)	$—
Futures Contracts(2)	(10,897)	(10,897)	—	—
Swaps - Credit Default(2)	(7,820,014)	—	(7,816,935)	(3,079)
Swaps - Interest Rate(2)	(4,103,177)	—	(4,103,177)	—
Written Options	(5,877,302)	—	(5,877,302)	—

Total	$(19,184,907)	$(10,897)	$(19,170,931)	$(3,079)

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

120

The Hartford Total Return Bond Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.5%
	Asset-Backed - Automobile - 0.7%
$2,320,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$2,210,113
105,652	CIG Automobile Receivables Trust 2.71%, 05/15/2023(1)	105,685
1,043,591	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	1,044,138
2,000,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	1,904,628
4,600,000	Exeter Automobile Receivables Trust 2.58%, 09/15/2025(1)	4,265,882
	Westlake Automobile Receivables Trust
3,400,000	2.72%, 11/15/2024(1)	3,199,639
4,310,000	3.28%, 12/15/2022(1)	4,356,935

		17,087,020

	Asset-Backed - Finance & Insurance - 4.8%
989,625	AASET Trust 3.35%, 01/16/2040(1)	796,060
1,528,024	AIMCO CLO Ltd. 2.07%, 01/15/2028, 3 mo. USD LIBOR + 0.850%(1)(2)	1,497,462
3,940,660	Apex Credit CLO Ltd. 2.49%, 04/24/2029, 3 mo. USD LIBOR + 1.470%(1)(2)	3,800,771
6,173,951	Atrium 1.93%, 04/22/2027, 3 mo. USD LIBOR + 0.830%(1)(2)	5,984,800
943,198	Avery Point CLO Ltd. 2.09%, 04/25/2026, 3 mo. USD LIBOR + 1.100%(1)(2)	932,967
99,389	Babson CLO Ltd. 2.29%, 07/20/2025, 3 mo. USD LIBOR + 1.150%(1)(2)	98,553
4,346,647	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(3)	4,380,767
	Bayview Opportunity Master Fund Trust
1,816,647	3.50%, 01/28/2055(1)(3)	1,824,996
2,188,391	3.50%, 06/28/2057(1)(3)	2,176,202
4,207,738	3.50%, 10/28/2057(1)(3)	4,229,574
2,906,145	3.50%, 01/28/2058(1)(3)	2,903,551
1,633,134	4.00%, 11/28/2053(1)(3)	1,648,405
3,240,168	4.00%, 10/28/2064(1)(3)	3,275,060
785,691	Bellemeade Re Ltd. 1.59%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	767,289
3,638,456	Carlyle Global Market Strategies CLO Ltd. 1.77%, 04/27/2027, 3 mo. USD LIBOR + 0.780%(1)(2)	3,566,018
4,140,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,597,971
3,237,338	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	3,320,310
	First Franklin Mortgage Loan Trust
2,250,478	0.73%, 04/25/2036, 1 mo. USD LIBOR + 0.240%(2)	1,702,898
1,065,000	0.80%, 09/25/2036, 1 mo. USD LIBOR + 0.310%(2)	795,754
1,073,564	Madison Park Funding Ltd. 2.40%, 07/20/2026, 3 mo. USD LIBOR + 1.260%(1)(2)	1,069,102
3,458,214	MFA Trust 3.35%, 11/25/2047(1)(4)	3,117,124
	NRZ Excess Spread-Collateralized Notes
5,072,320	3.19%, 01/25/2023(1)	5,084,346
1,945,119	3.27%, 02/25/2023(1)	1,947,801
1,541,211	OCP CLO Ltd. 1.99%, 04/17/2027, 3 mo. USD LIBOR + 0.850%(1)(2)	1,510,089
3,933,957	OneMain Financial Issuance Trust 2.37%, 09/14/2032(1)	3,911,972
1,552,428	Preston Ridge Partners Mortgage Trust LLC 3.35%, 07/25/2024(1)(4)	1,446,018
2,666,521	Pretium Mortgage Credit Partners LLC 3.72%, 01/25/2059(1)(4)	2,422,614
970,714	Seasoned Credit Risk Transfer Trust 3.50%, 08/25/2058	1,080,565
432,020	Seneca Park CLO Ltd. 2.26%, 07/17/2026, 3 mo. USD LIBOR + 1.120%(1)(2)	428,263

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.5% - (continued)
	Asset-Backed - Finance & Insurance - 4.8% - (continued)
	SoFi Consumer Loan Program LLC
$453,444	2.50%, 05/26/2026(1)	$451,998
215,716	2.77%, 05/25/2026(1)	215,429
175,770	3.05%, 12/26/2025(1)	174,764
149,359	3.09%, 10/27/2025(1)	148,215
245,254	3.28%, 01/26/2026(1)	245,001
3,312,449	Sound Point CLO Ltd. 2.03%, 01/20/2028, 3 mo. USD LIBOR + 0.890%(1)(2)	3,264,909
	Springleaf Funding Trust
7,215,000	2.68%, 07/15/2030(1)	7,069,818
284,965	2.90%, 11/15/2029(1)	284,683
3,406,009	Symphony CLO Ltd. 2.26%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	3,338,910
777,024	Thacher Park CLO Ltd. 2.30%, 10/20/2026, 3 mo. USD LIBOR + 1.160%(1)(2)	767,731
	Towd Point Mortgage Trust
3,172,538	2.75%, 10/25/2056(1)(3)	3,189,615
1,298,422	2.75%, 04/25/2057(1)(3)	1,301,863
2,335,944	2.75%, 06/25/2057(1)(3)	2,354,131
2,534,451	2.75%, 07/25/2057(1)(3)	2,542,232
6,635,821	3.25%, 03/25/2058(1)(3)	6,754,607
3,520,000	Voya CLO Ltd. 2.04%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	3,425,157
1,334,288	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	1,273,324
1,673,100	Wingstop Funding LLC 4.97%, 12/05/2048(1)	1,703,751
5,578,064	Zais CLO Ltd. 2.75%, 10/15/2028, 3 mo. USD LIBOR + 1.530%(1)(2)	5,454,901

		114,278,341

	Asset-Backed - Home Equity - 1.1%
3,120,000	CPT Mortgage Trust 2.87%, 11/13/2039(1)	3,321,097
	GSAA Home Equity Trust
22,972	0.56%, 12/25/2046, 1 mo. USD LIBOR + 0.070%(2)	9,466
2,854,154	0.57%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(2)	1,138,164
914,438	0.58%, 12/25/2036, 1 mo. USD LIBOR + 0.090%(2)	354,768
1,340,974	0.67%, 11/25/2036, 1 mo. USD LIBOR + 0.180%(2)	497,090
1,337,878	5.99%, 06/25/2036(3)	535,333
	Legacy Mortgage Asset Trust
3,453,303	3.00%, 06/25/2059(1)(4)	3,216,141
4,375,340	3.25%, 11/25/2059(1)(4)	4,072,172
6,939,371	4.00%, 03/25/2058(1)(4)	6,742,213
37,502	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 0.64%, 06/25/2036, 1 mo. USD LIBOR + 0.150%(2)	30,867
1,243,836	Morgan Stanley Mortgage Loan Trust 0.66%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	465,296
486,737	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(4)	181,809
	Soundview Home Loan Trust
2,735,948	0.67%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	2,402,530
830,000	0.73%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	672,076
1,110,000	0.74%, 11/25/2036, 1 mo. USD LIBOR + 0.250%(2)	931,688

		24,570,710

	Collateralized - Mortgage Obligations - 0.1%
1,932,393	Homeward Opportunities Fund Trust 2.70%, 09/25/2059(1)(3)	1,911,344

The accompanying notes are an integral part of these financial statements.

121

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.5% - (continued)
	Collateralized - Mortgage Obligations - 0.1% - (continued)
$806,838	Structured Agency Credit Risk Trust 1.24%, 09/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	$802,440

		2,713,784

	Commercial Mortgage - Backed Securities - 4.9%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,450,312
29,996,544	Banc of America Commercial Mortgage Trust 0.88%, 11/15/2050(3)(5)	1,311,644
	BBCMS Mortgage Trust
23,491,956	1.66%, 02/15/2050(3)(5)	1,465,903
7,661,000	1.66%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	7,074,758
	Benchmark Mortgage Trust
3,855,819	0.69%, 07/15/2051(3)(5)	117,439
59,533,600	0.80%, 04/10/2051(3)(5)	1,986,100
34,206,522	0.83%, 01/15/2052(3)(5)	1,488,052
8,484,331	1.21%, 08/15/2052(3)(5)	554,524
3,000,000	3.04%, 08/15/2052	3,150,934
5,073,177	BX Commercial Mortgage Trust 1.73%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	4,945,617
2,535,000	CAMB Commercial Mortgage Trust 3.36%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,318,926
4,145,000	CD Commercial Mortgage Trust 2.46%, 08/10/2049	4,192,666
	Citigroup Commercial Mortgage Trust
11,117,245	1.09%, 07/10/2047(3)(5)	352,735
13,016,064	1.20%, 04/10/2048(3)(5)	546,193
415,000	4.76%, 03/10/2047(1)(3)	299,657
	Commercial Mortgage Trust
3,573,651	0.82%, 08/10/2046(3)(5)	67,649
4,500,000	1.71%, 10/15/2036, 1 mo. USD LIBOR + 0.900%(1)(2)	4,071,490
219,702	1.91%, 07/10/2046(1)(3)(5)	10
349,002	2.54%, 12/10/2045	349,618
687,000	2.77%, 12/10/2045	691,897
939,511	2.85%, 10/15/2045	932,427
597,768	2.94%, 01/10/2046	609,690
735,000	3.10%, 03/10/2046	746,590
626,089	3.21%, 03/10/2046	645,493
309,559	3.33%, 06/10/2046	320,728
3,050,000	3.42%, 03/10/2031(1)	3,209,441
905,000	3.61%, 06/10/2046(3)	945,181
657,843	4.02%, 07/10/2045	687,482
420,000	4.07%, 02/10/2047(3)	449,312
390,000	4.21%, 08/10/2046	415,357
660,000	4.21%, 08/10/2046(3)	703,118
595,000	4.36%, 07/10/2045(3)	626,519
805,000	4.75%, 10/15/2045(1)(3)	40,250
1,825,000	4.75%, 10/15/2045(1)(3)	1,069,140
32,656	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	31,875
	CSAIL Commercial Mortgage Trust
26,439,431	0.89%, 06/15/2057(3)(5)	781,838
1,358,920	0.98%, 04/15/2050(3)(5)	43,506
5,009,613	1.09%, 11/15/2048(3)(5)	167,044
7,880,634	2.06%, 01/15/2049(3)(5)	599,168
3,600,000	DBJPM Mortgage Trust 2.89%, 08/10/2049	3,761,032
2,023,654	DBUBS Mortgage Trust 0.88%, 11/10/2046(1)(3)(5)	1,892
1,571,571	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	1,593,946
2,710,000	FREMF Mortgage Trust 5.47%, 09/25/2043(1)(3)	2,710,344
	GS Mortgage Securities Corp.
2,010,000	2.95%, 11/05/2034(1)	1,985,334
2,845,000	4.11%, 07/10/2051(3)	3,140,942

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.5% - (continued)
	Commercial Mortgage - Backed Securities - 4.9% - (continued)
	GS Mortgage Securities Trust
$22,881,543	0.11%, 07/10/2046(3)(5)	$57,616
3,032,519	1.49%, 08/10/2044(1)(3)(5)	33,341
3,980,000	3.04%, 07/10/2052	4,199,072
695,000	3.67%, 04/10/2047(1)	233,068
825,000	4.07%, 01/10/2047	862,019
1,310,000	5.13%, 04/10/2047(1)(3)	1,022,326
	JP Morgan Chase Commercial Mortgage Securities Trust
1,325,000	2.73%, 10/15/2045(1)(3)	689,146
1,770,000	2.81%, 01/16/2037(1)	1,777,196
788,273	2.84%, 12/15/2047	797,277
730,000	4.57%, 12/15/2047(1)(3)	545,560
970,000	5.60%, 08/15/2046(1)(3)	871,780
	JPMBB Commercial Mortgage Securities Trust
10,631,433	0.78%, 09/15/2047(3)(5)	235,681
3,635,149	0.86%, 05/15/2048(3)(5)	89,639
237,306	3.36%, 07/15/2045	244,093
	Morgan Stanley Bank of America Merrill Lynch Trust
6,492,114	1.15%, 12/15/2047(3)(5)	223,252
4,119,306	1.17%, 10/15/2048(3)(5)	170,307
700,000	2.92%, 02/15/2046	707,354
1,465,000	3.13%, 12/15/2048	1,488,152
880,000	3.18%, 08/15/2045	891,706
730,173	4.26%, 10/15/2046(3)	778,247
2,634,354	Morgan Stanley Capital I Trust 1.59%, 06/15/2050(3)(5)	171,278
	Morgan Stanley Capital Trust
4,351,893	0.66%, 09/15/2047(1)(3)(5)	5,315
2,605,000	3.47%, 08/11/2033(1)	2,660,646
885,000	5.42%, 07/15/2049(1)(3)	525,789
37,927	5.77%, 10/12/2052(1)(3)	8,546
2,165,000	MTRO Commercial Mortgage Trust 2.61%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)	2,014,932
1,385,000	Natixis Commercial Mortgage Securities Trust 2.91%, 10/15/2036(1)	1,300,787
1,300,562	Oaktown Re II Ltd. 2.04%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	1,267,648
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,700,167
5,789,522	Stanwich Mortgage Loan Trust 3.48%, 11/16/2024(1)(4)	5,730,942
5,526,457	UBS Commercial Mortgage Trust 1.23%, 08/15/2050(3)(5)	311,054
	UBS-Barclays Commercial Mortgage Trust
920,000	2.85%, 12/10/2045	933,525
2,196,230	3.09%, 08/10/2049	2,230,412
	Wells Fargo Commercial Mortgage Trust
10,045,645	1.25%, 05/15/2048(3)(5)	422,096
10,000	3.17%, 02/15/2048	10,273
255,000	4.30%, 05/15/2048(3)	180,777
	Wells Fargo N.A.
20,817,811	0.72%, 11/15/2062(3)(5)	885,032
10,597,827	0.77%, 11/15/2062(3)(5)	514,919
16,854,973	0.82%, 12/15/2052(3)(5)	816,369
37,999,406	0.89%, 01/15/2063(3)(5)	2,464,364
19,493,110	0.96%, 09/15/2062(3)(5)	1,116,557
11,620,109	1.05%, 05/15/2062(3)(5)	719,696
	WF-RBS Commercial Mortgage Trust
1,665,844	1.38%, 03/15/2047(3)(5)	56,919
802,927	2.87%, 11/15/2045	811,735
1,490,000	3.00%, 08/15/2045	1,518,911
1,545,000	3.02%, 11/15/2047(1)	929,945

The accompanying notes are an integral part of these financial statements.

122

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.5% - (continued)
	Commercial Mortgage - Backed Securities - 4.9% - (continued)
$740,000	3.07%, 03/15/2045	$750,743
350,000	3.35%, 05/15/2045	351,498
225,000	4.05%, 03/15/2047	236,105
1,070,000	4.15%, 08/15/2046(3)	1,137,075
345,000	5.00%, 06/15/2044(1)(3)	192,507
770,000	5.76%, 04/15/2045(1)(3)	687,174

		117,234,341

	Other Asset Backed Securities - 1.6%
1,502,450	Domino’s Pizza Master Issuer LLC 3.67%, 10/25/2049(1)	1,470,959
4,465,000	OnDeck Asset Securitization Trust LLC 2.65%, 11/18/2024(1)	4,470,633
	Pretium Mortgage Credit Partners LLC
5,038,698	2.86%, 05/27/2059(1)(4)	4,156,992
3,537,887	3.11%, 07/27/2059(1)(4)	3,245,105
630,929	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	466,111
5,249,379	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	5,741,671
2,944,939	Towd Point Mortgage Trust 1.55%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	2,868,228
1,886,149	Vericrest Opportunity Loan Trust 3.35%, 08/25/2049(1)(4)	1,649,767
1,802,554	VOLT LXIV LLC 3.38%, 10/25/2047(1)(4)	1,665,971
4,252,070	VOLT LXXX LLC 3.23%, 10/25/2049(1)(4)	3,716,918
1,846,780	VOLT LXXXIII LLC 3.33%, 11/26/2049(1)(4)	1,664,775
6,537,222	VOLT LXXXIV LLC 3.43%, 12/27/2049(1)(4)	6,090,972

		37,208,102

	Whole Loan Collateral CMO - 8.3%
153,065	Adjustable Rate Mortgage Trust 1.03%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	143,905
	Alternative Loan Trust
400,233	0.81%, 11/25/2035, 1 mo. USD LIBOR + 0.320%(2)	322,472
1,590,781	1.03%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	1,372,376
953,767	3.22%, 08/25/2035, 12 mo. USD MTA + 1.350%(2)	786,076
277,433	5.75%, 05/25/2036	182,002
217,100	6.00%, 05/25/2036	138,312
152,469	6.00%, 12/25/2036	95,003
	Angel Oak Mortgage Trust LLC
4,609,224	2.93%, 05/25/2059(1)(3)	4,535,971
1,101,243	3.63%, 03/25/2049(1)(3)	1,133,709
	Banc of America Funding Trust
464,789	1.02%, 05/20/2047, 1 mo. USD LIBOR + 0.300%(2)	443,794
1,612,742	5.77%, 05/25/2037(3)	1,508,957
61,090	5.85%, 01/25/2037(4)	63,113
	Bear Stearns Adjustable Rate Mortgage Trust
298,462	3.91%, 02/25/2036(3)	238,385
363,556	4.27%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	347,050
1,534,439	Bear Stearns Alt-A Trust 0.99%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,841,092
525,279	Bear Stearns Mortgage Funding Trust 0.67%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	449,013
	Bellemeade Re Ltd.
185,851	1.79%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(2)	183,071
5,362,164	1.89%, 10/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	5,216,923
407,751	Chase Mortgage Finance Trust 3.79%, 12/25/2035(3)	367,029

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.5% - (continued)
	Whole Loan Collateral CMO - 8.3% - (continued)
	CHL Mortgage Pass-Through Trust
$477,092	1.17%, 03/25/2035, 1 mo. USD LIBOR + 0.680%(2)	$402,375
639,723	3.42%, 11/20/2035(3)	504,654
788,942	3.79%, 09/25/2047(3)	679,495
195,030	4.01%, 06/20/2035(3)	186,691
382,902	4.05%, 04/20/2036(3)	274,708
3,922,904	CIM Trust 3.00%, 04/25/2057(1)(3)	3,881,026
1,778,323	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	1,654,442
1,915,000	Colombia Cent CLO Ltd. 2.14%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(2)	1,865,266
	COLT Mortgage Loan Trust
3,175,749	2.58%, 11/25/2049(1)(3)	3,137,384
2,456,928	2.76%, 08/25/2049(1)(3)	2,438,385
1,855,177	3.34%, 05/25/2049(1)(3)	1,855,975
	Connecticut Avenue Securities Trust
3,060,000	2.59%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	2,725,726
1,974,014	2.64%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	1,793,922
2,696,777	2.79%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	2,459,795
1,537,372	3.10%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	1,272,757
755,924	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	682,854
	CSMC Trust
1,937,691	3.25%, 04/25/2047(1)(3)	1,923,979
2,601,107	4.13%, 07/25/2058(1)(3)	2,559,485
	Deephaven Residential Mortgage Trust
561,833	2.45%, 06/25/2047(1)(3)	555,486
5,022,014	2.96%, 07/25/2059(1)(3)	5,002,069
144,643	DSLA Mortgage Loan Trust 1.08%, 01/19/2045, 1 mo. USD LIBOR + 0.360%(2)	114,735
1,316,568	Fannie Mae Connecticut Avenue Securities 4.84%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	1,290,499
	GMACM Mortgage Loan Trust
70,650	3.78%, 04/19/2036(3)	56,825
342,745	3.93%, 09/19/2035(3)	295,479
	GSR Mortgage Loan Trust
2,086,220	0.79%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	667,641
1,110,816	3.91%, 01/25/2036(3)	1,036,251
123,486	4.09%, 10/25/2035(3)	88,605
	HarborView Mortgage Loan Trust
708,097	0.91%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	589,172
1,309,473	0.96%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	1,100,265
939,517	Home Re Ltd. 2.09%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	888,725
	IndyMac Index Mortgage Loan Trust
445,127	3.50%, 03/25/2036(3)	358,471
1,200,473	3.78%, 04/25/2037(3)	806,172
309,322	3.99%, 01/25/2036(3)	281,138
	JP Morgan Mortgage Trust
277,785	3.74%, 05/25/2036(3)	255,143
103,501	4.02%, 04/25/2037(3)	87,224
275,275	4.31%, 09/25/2035(3)	266,877
2,840,000	LCM XX L.P. 2.18%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	2,775,816
470,477	Lehman XS Trust 0.70%, 07/25/2046, 1 mo. USD LIBOR + 0.210%(2)	423,207
	LSTAR Securities Investment Ltd.
1,722,018	2.49%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	1,618,122

The accompanying notes are an integral part of these financial statements.

123

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.5% - (continued)
	Whole Loan Collateral CMO - 8.3% - (continued)
$4,095,894	2.49%, 05/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	$3,683,256
	LSTAR Securities Investment Trust
536,636	2.49%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	520,042
2,714,207	2.69%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	2,611,134
2,394,621	Luminent Mortgage Trust 0.68%, 05/25/2046, 1 mo. USD LIBOR + 0.190%(2)	1,895,206
	MetLife Securitization Trust
1,556,114	3.00%, 04/25/2055(1)(3)	1,581,371
3,271,670	3.75%, 03/25/2057(1)(3)	3,374,938
813,749	MFA Trust 2.59%, 02/25/2057(1)(3)	766,846
3,041,924	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	3,072,741
527,193	Morgan Stanley Mortgage Loan Trust 3.90%, 05/25/2036(3)	337,698
3,525,000	Mortgage Insurance-Linked Notes 2.39%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(2)	3,380,409
4,970,000	New Residential Advance Receivables Trust 2.33%, 10/15/2051(1)	4,863,981
4,205,074	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	4,033,068
	New Residential Mortgage Loan Trust
4,387,355	1.24%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	4,232,512
3,401,431	1.99%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	3,320,505
1,942,224	2.49%, 09/25/2059(1)(3)	1,879,935
3,278,620	3.50%, 08/25/2059(1)(3)	3,322,351
2,625,500	3.75%, 11/26/2035(1)(3)	2,677,685
2,569,529	3.75%, 11/25/2056(1)(3)	2,619,819
5,629,468	3.75%, 11/25/2058(1)(3)	5,862,480
4,976,180	4.00%, 02/25/2057(1)(3)	5,211,910
5,091,767	4.00%, 03/25/2057(1)(3)	5,366,315
3,380,791	4.00%, 04/25/2057(1)(3)	3,543,206
3,250,916	4.00%, 05/25/2057(1)(3)	3,426,806
4,038,092	4.00%, 08/27/2057(1)(3)	4,218,590
566,149	4.00%, 12/25/2057(1)(3)	591,650
1,612,777	Oaktown Re III Ltd. 1.89%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	1,586,766
552,847	OBX Trust 1.14%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	531,729
	OZLM Ltd.
1,110,713	2.15%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(1)(2)	1,070,485
3,765,000	2.82%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	3,670,103
2,573,622	PMT Credit Risk Transfer Trust 2.96%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	2,502,922
1,592,954	Preston Ridge Partners Mortgage Trust LLC 3.50%, 10/25/2024(1)(3)	1,441,409
917,059	Radnor RE Ltd. 1.69%, 06/25/2029, 1 mo. USD LIBOR + 1.200%(1)(2)	902,778
911,143	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	866,119
	Residential Accredit Loans, Inc.
1,676,534	0.79%, 04/25/2036, 1 mo. USD LIBOR + 0.300%(2)	1,401,314
983,496	6.00%, 12/25/2035	908,468
689,662	Residential Asset Securitization Trust 5.50%, 06/25/2035	564,737
461,352	Residential Funding Mortgage Securities, Inc. 4.09%, 08/25/2035(3)	201,418
	Seasoned Credit Risk Transfer Trust
3,720,682	2.50%, 08/25/2059	3,830,158

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.5% - (continued)
	Whole Loan Collateral CMO - 8.3% - (continued)
$1,791,636	3.50%, 11/25/2057	$1,982,835
4,743,998	3.50%, 07/25/2058	5,272,829
5,420,042	3.50%, 10/25/2058	5,905,773
655,107	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	416,044
	Towd Point Mortgage Trust
1,736,804	2.25%, 04/25/2056(1)(3)	1,733,085
1,585,195	2.75%, 08/25/2055(1)(3)	1,591,908
140,287	3.00%, 03/25/2054(1)(3)	140,531
	Vericrest Opportunity Loan Trust
3,182,349	3.18%, 10/25/2049(1)(4)	2,760,959
4,412,236	3.28%, 11/25/2049(1)(4)	3,874,045
	Verus Securitization Trust
3,862,173	2.78%, 07/25/2059(1)(4)	3,863,197
2,335,730	3.21%, 05/25/2059(1)(3)	2,338,439
	WaMu Mortgage Pass-Through Certificates Trust
414,657	2.75%, 10/25/2046, 12 mo. USD MTA + 0.880%(2)	343,205
349,920	2.85%, 07/25/2046, 12 mo. USD MTA + 0.980%(2)	295,867
891,136	3.72%, 06/25/2037(3)	756,866
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
1,059,070	1.09%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	650,098
549,472	2.70%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	439,011
24,389,503	Wells Fargo Commercial Mortgage Trust 1.22%, 09/15/2057(3)(5)	879,459
160,831	Wells Fargo Mortgage-Backed Securities Trust 4.76%, 09/25/2036(3)	142,906

		197,485,011

	Total Asset & Commercial Mortgage-Backed Securities (cost $528,803,876)	$510,577,309

CORPORATE BONDS - 35.6%
	Advertising - 0.0%
615,000	Lamar Media Corp. 3.75%, 02/15/2028(1)	$566,184

	Aerospace/Defense - 0.6%
390,000	BAE Systems plc 3.40%, 04/15/2030(1)	422,149
	Boeing Co.
4,525,000	5.04%, 05/01/2027	4,525,000
1,675,000	5.15%, 05/01/2030	1,675,000
	DAE Funding LLC
65,000	4.50%, 08/01/2022(1)	57,850
70,000	5.00%, 08/01/2024(1)	61,950
	L3Harris Technologies, Inc.
2,565,000	2.90%, 12/15/2029	2,618,475
2,105,000	3.85%, 06/15/2023(1)	2,205,828
	United Technologies Corp.
146,000	3.65%, 08/16/2023	157,789
1,115,000	3.95%, 08/16/2025	1,256,821
1,135,000	4.45%, 11/16/2038	1,412,949
510,000	4.63%, 11/16/2048	683,579

		15,077,390

	Agriculture - 0.7%
	Altria Group, Inc.
650,000	2.63%, 09/16/2026	659,142
976,000	3.88%, 09/16/2046	953,158
735,000	4.40%, 02/14/2026	815,154
1,670,000	4.80%, 02/14/2029	1,869,225
1,320,000	5.38%, 01/31/2044	1,508,380
235,000	5.80%, 02/14/2039	280,557
665,000	5.95%, 02/14/2049	834,151

The accompanying notes are an integral part of these financial statements.

124

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 35.6% - (continued)
		Agriculture - 0.7% - (continued)
	$1,005,000	Archer-Daniels-Midland Co. 3.25%, 03/27/2030	$1,108,298
		BAT Capital Corp.
	2,525,000	2.79%, 09/06/2024	2,569,087
	475,000	4.39%, 08/15/2037	486,844
	800,000	4.70%, 04/02/2027	882,386
	2,365,000	4.91%, 04/02/2030	2,662,315
	1,945,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	1,635,200

			16,263,897

		Apparel - 0.0%
	710,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)(7)	714,544

		Auto Manufacturers - 0.1%
	315,000	Daimler Finance North America LLC 2.14%, 05/04/2020, 3 mo. USD LIBOR + 0.390%(1)(2)	315,000
	1,395,000	General Motors Co. 5.20%, 04/01/2045	1,118,295
CAD	1,585,000	General Motors Financial of Canada Ltd. 3.08%, 05/22/2020(6)	1,137,574
	325,000	Honda Canada Finance, Inc. 2.26%, 08/28/2020, 3 mo. USD LIBOR + 0.380%(2)	233,168

			2,804,037

		Auto Parts & Equipment - 0.0%
	$250,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	186,500
	145,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	126,150

			312,650

		Beverages - 1.9%
		Anheuser-Busch InBev Worldwide, Inc.
	2,008,000	3.75%, 07/15/2042	2,052,347
	1,340,000	4.35%, 06/01/2040	1,466,191
	1,430,000	4.50%, 06/01/2050	1,600,423
	1,895,000	4.60%, 04/15/2048	2,100,527
	1,770,000	4.75%, 04/15/2058	1,991,532
	4,590,000	5.45%, 01/23/2039	5,530,149
	7,630,000	Coca-Cola Co. 1.65%, 06/01/2030	7,615,947
		Constellation Brands, Inc.
	815,000	2.65%, 11/07/2022	830,778
	560,000	2.88%, 05/01/2030	569,269
	2,183,000	3.15%, 08/01/2029	2,258,784
	3,051,000	3.60%, 02/15/2028	3,258,784
	415,000	4.40%, 11/15/2025	457,722
	670,000	4.65%, 11/15/2028	770,116
	3,784,000	Diageo Capital plc 2.00%, 04/29/2030	3,775,951
	590,000	Keurig Dr Pepper, Inc. 3.20%, 05/01/2030	628,555
	2,040,000	Molson Coors Brewing Co. 3.00%, 07/15/2026	2,024,510
CAD	170,000	Molson Coors International L.P. 2.75%, 09/18/2020	121,667
		PepsiCo, Inc.
	$3,265,000	1.63%, 05/01/2030	3,230,041
	715,000	2.63%, 03/19/2027(7)	772,103
	4,145,000	3.63%, 03/19/2050	5,002,274

			46,057,670

		Biotechnology - 0.2%
		Amgen, Inc.
	615,000	1.90%, 02/21/2025	629,408
	1,105,000	2.20%, 02/21/2027(7)	1,134,473
	1,565,000	2.45%, 02/21/2030	1,612,885
	1,110,000	2.65%, 05/11/2022	1,141,410
	1,155,000	3.38%, 02/21/2050	1,238,966

			5,757,142

		Chemicals - 0.6%
		Air Products and Chemicals, Inc.
	360,000	1.50%, 10/15/2025	363,202
	675,000	1.85%, 05/15/2027	683,906
	1,460,000	Alpek S.A.B. de C.V. 4.25%, 09/18/2029(1)	1,267,280

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.6% - (continued)
	Chemicals - 0.6% - (continued)
$225,000	Chemours Co. 5.38%, 05/15/2027	$186,750
576,000	Dow Chemical Co. 4.80%, 05/15/2049(7)	658,946
	DuPont de Nemours, Inc.
200,000	2.40%, 11/15/2020, 3 mo. USD LIBOR + 0.710%(2)	199,358
2,940,000	4.21%, 11/15/2023	3,178,400
205,000	Ecolab, Inc. 4.80%, 03/24/2030	252,145
1,000,000	LYB International Finance LLC 2.88%, 05/01/2025	1,011,635
269,000	Methanex Corp. 5.65%, 12/01/2044	184,050
285,000	Olin Corp. 5.13%, 09/15/2027	260,319
	Sherwin-Williams Co.
780,000	2.30%, 05/15/2030	770,009
1,340,000	2.95%, 08/15/2029	1,389,450
575,000	3.30%, 05/15/2050	588,393
510,000	4.50%, 06/01/2047	616,546
1,810,000	Syngenta Finance N.V. 4.89%, 04/24/2025(1)	1,826,232

		13,436,621

	Commercial Banks - 7.1%
	Bank of America Corp.
2,175,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(8)	2,224,534
3,600,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	3,839,903
5,830,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(8)	6,221,530
3,750,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(8)	4,092,547
1,070,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(8)	1,140,840
1,540,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(8)	1,731,574
5,780,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	6,940,659
2,485,000	7.75%, 05/14/2038	3,911,996
3,440,000	Bank of New York Mellon Corp. 2.10%, 10/24/2024	3,536,875
	Capital One Financial Corp.
200,000	2.47%, 05/12/2020, 3 mo. USD LIBOR + 0.760%(2)	199,975
1,490,000	3.90%, 01/29/2024	1,552,374
805,000	China Construction Bank Corp. 1.95%, 09/24/2021, 3 mo. USD LIBOR + 0.750%(2)(6)	802,947
270,000	Citibank NA 2.08%, 05/01/2020, 3 mo. USD LIBOR + 0.320%(2)	270,000
	Citigroup, Inc.
2,325,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. USD SOFR + 0.867% thereafter)(8)	2,345,713
1,355,000	3.20%, 10/21/2026	1,427,350
3,590,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(8)	3,772,841
5,265,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	5,799,282
2,090,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. SOFR + 3.914% thereafter)(8)	2,406,120
880,000	4.45%, 09/29/2027	963,987

The accompanying notes are an integral part of these financial statements.

125

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.6% - (continued)
	Commercial Banks - 7.1% - (continued)
$360,000	Credit Suisse AG 1.20%, 02/04/2022, 3 mo. USD SOFR + 0.450%(2)	$350,074
4,615,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(8)(9)	4,730,375
360,000	Credit Suisse Group Funding Guernsey Ltd. 3.43%, 04/16/2021, 3 mo. USD LIBOR + 2.290%(2)	363,498
	Danske Bank A/S
1,615,000	5.00%, 01/12/2022(1)	1,669,586
1,685,000	5.38%, 01/12/2024(1)	1,820,210
1,635,000	Fifth Third Bancorp 2.38%, 01/28/2025	1,660,411
200,000	Goldman Sachs Bank USA 1.00%, 05/24/2021, 3 mo. USD SOFR + 0.600%(2)	198,515
	Goldman Sachs Group, Inc.
1,530,000	2.60%, 02/07/2030	1,519,655
1,660,000	2.88%, 10/31/2022, (2.88% fixed rate until 10/31/2021; 3 mo. USD LIBOR + 0.821% thereafter)(8)	1,686,290
2,720,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	2,784,858
3,180,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	3,436,454
1,165,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(8)	1,278,831
1,495,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(8)	1,659,604
165,000	6.25%, 02/01/2041	229,487
1,005,000	6.75%, 10/01/2037	1,372,568
	HSBC Holdings plc
1,125,000	2.95%, 05/25/2021	1,141,665
1,360,000	3.40%, 03/08/2021	1,383,854
1,125,000	3.60%, 05/25/2023	1,180,166
1,235,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	1,396,418
265,000	4.95%, 03/31/2030	313,359
	Industrial & Commercial Bank of China Ltd.
200,000	2.08%, 10/12/2020, 3 mo. USD LIBOR + 0.770%(2)(6)	200,138
250,000	2.45%, 05/21/2021, 3 mo. USD LIBOR + 0.750%(2)(6)	249,515
250,000	2.45%, 05/23/2020, 3 mo. USD LIBOR + 0.770%(2)(6)	250,170
	JP Morgan Chase & Co.
1,095,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. SOFR + 2.460% thereafter)(8)	1,136,418
1,470,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(8)	1,522,221
3,765,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(8)	3,964,667
1,785,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	1,933,904
2,290,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	2,532,198

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 35.6% - (continued)
		Commercial Banks - 7.1% - (continued)
	$1,570,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(8)	$1,676,207
	4,305,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	4,769,142
	1,285,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	1,430,235
	2,000,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(8)	2,164,888
	1,795,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(8)	2,122,794
	1,745,000	KeyCorp. 2.55%, 10/01/2029	1,682,062
GBP	2,110,000	Metro Bank plc 5.50%, 06/26/2028, (5.50% fixed rate until 06/26/2023; GUKG5 + 4.458% thereafter)(6)(8)	1,171,148
		Morgan Stanley
	$1,030,000	2.63%, 11/17/2021	1,046,384
	3,375,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. SOFR + 1.143% thereafter)(8)	3,448,740
	3,135,000	2.75%, 05/19/2022	3,211,516
	5,165,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(8)	5,600,914
	2,710,000	4.00%, 07/23/2025	2,984,135
	1,250,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(8)	1,445,765
	595,000	PNC Bank NA 2.70%, 10/22/2029	615,929
		PNC Financial Services Group, Inc.
	2,725,000	2.20%, 11/01/2024	2,823,653
	3,335,000	2.55%, 01/22/2030	3,412,809
	1,375,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,392,545
		State Street Corp.
	2,145,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(8)	2,207,451
	1,190,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(1)(8)	1,263,892
	220,000	3.15%, 03/30/2031, (3.15% fixed rate until 03/30/2030; 3 mo. USD SOFR + 2.650% thereafter)(1)(8)	240,853
	5,530,000	Truist Bank 2.25%, 03/11/2030	5,381,610
	1,620,000	UBS Group AG 2.65%, 02/01/2022(1)	1,647,816
	2,275,000	UniCredit S.p.A. 6.57%, 01/14/2022(1)	2,346,480
		Wells Fargo & Co.
	5,390,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(8)	5,472,286
	1,615,000	2.63%, 07/22/2022	1,653,827
	1,190,000	3.00%, 04/22/2026	1,247,538
	955,000	3.00%, 10/23/2026	999,244
	2,805,000	3.07%, 01/24/2023	2,874,091
	1,745,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD LIBOR + 1.310% thereafter)(8)	1,875,149
	2,715,000	3.75%, 01/24/2024	2,897,753
	580,000	4.90%, 11/17/2045	695,794
	925,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD LIBOR + 4.240% thereafter)(8)	1,214,375

The accompanying notes are an integral part of these financial statements.

126

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.6% - (continued)
	Commercial Banks - 7.1% - (continued)
$410,000	5.61%, 01/15/2044	$537,442

		168,700,623

	Commercial Services - 0.7%
	Ashtead Capital, Inc.
210,000	4.13%, 08/15/2025(1)	207,900
5,335,000	4.38%, 08/15/2027(1)	5,199,651
	Equifax, Inc.
600,000	2.60%, 12/15/2025	607,679
400,000	3.10%, 05/15/2030	403,584
610,000	Global Payments, Inc. 3.20%, 08/15/2029	627,970
4,315,000	IHS Markit Ltd. 4.13%, 08/01/2023	4,618,992
4,657,000	Service Corp. International 5.13%, 06/01/2029	4,843,280
	United Rentals North America, Inc.
205,000	4.00%, 07/15/2030	193,725
265,000	5.50%, 07/15/2025	268,312

		16,971,093

	Construction Materials - 0.1%
	Carrier Global Corp.
835,000	2.49%, 02/15/2027(1)	799,961
750,000	2.72%, 02/15/2030(1)	708,890
	Standard Industries, Inc.
145,000	5.00%, 02/15/2027(1)	145,363
255,000	5.38%, 11/15/2024(1)	255,637
435,000	6.00%, 10/15/2025(1)	448,050

		2,357,901

	Diversified Financial Services - 0.5%
1,270,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.88%, 01/23/2028	1,068,369
4,670,000	BlackRock, Inc. 1.90%, 01/28/2031	4,668,582
250,000	ICBCIL Finance Co., Ltd. 2.64%, 05/15/2021, 3 mo. USD LIBOR + 0.950%(2)(6)	248,698
535,000	Mastercard, Inc. 3.35%, 03/26/2030	609,127
485,000	Nasdaq, Inc. 3.25%, 04/28/2050	486,509
	Navient Corp.
100,000	5.88%, 03/25/2021	98,250
70,000	5.88%, 10/25/2024	63,700
275,000	6.63%, 07/26/2021	273,625
270,000	7.25%, 01/25/2022	264,600
90,000	7.25%, 09/25/2023	86,175
4,450,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(1)	3,859,734

		11,727,369

	Electric - 2.5%
417,000	AES Corp. 4.88%, 05/15/2023	420,044
1,480,000	Alabama Power Co. 4.15%, 08/15/2044	1,787,336
	Berkshire Hathaway Energy Co.
950,000	3.25%, 04/15/2028	1,043,305
260,000	4.25%, 10/15/2050(1)	327,014
1,020,000	Centrais Eletricas Brasileiras S.A. 3.63%, 02/04/2025(1)	930,444
	Cleco Corporate Holdings LLC
1,105,000	3.38%, 09/15/2029(1)	1,150,888
523,000	3.74%, 05/01/2026	528,039
70,000	4.97%, 05/01/2046	66,989
	Commonwealth Edison Co.
1,335,000	3.65%, 06/15/2046	1,563,020
360,000	4.00%, 03/01/2048(7)	444,356
365,000	Connecticut Light & Power Co. 4.00%, 04/01/2048	457,382
400,000	Dominion Energy South Carolina, Inc. 5.10%, 06/01/2065	572,189
2,805,000	Dominion Energy, Inc. 3.38%, 04/01/2030	3,049,816
575,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	712,950
1,185,000	Duke Energy Florida LLC 3.40%, 10/01/2046	1,324,609
1,215,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	1,344,770

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.6% - (continued)
	Electric - 2.5% - (continued)
$1,435,000	Duke Energy Progress LLC 4.38%, 03/30/2044	$1,813,581
	Evergy, Inc.
710,000	2.45%, 09/15/2024	735,549
1,825,000	2.90%, 09/15/2029	1,871,026
	Exelon Corp.
370,000	2.45%, 04/15/2021	372,820
1,880,000	2.85%, 06/15/2020	1,881,125
2,095,000	3.95%, 06/15/2025	2,314,818
350,000	Florida Power & Light Co. 3.99%, 03/01/2049	451,996
	Georgia Power Co.
2,745,000	2.10%, 07/30/2023	2,831,765
1,590,000	4.30%, 03/15/2042	1,849,431
	IPALCO Enterprises, Inc.
1,230,000	3.70%, 09/01/2024	1,288,028
6,275,000	4.25%, 05/01/2030(1)	6,655,185
	MidAmerican Energy Co.
900,000	3.15%, 04/15/2050	1,020,075
370,000	3.65%, 08/01/2048	443,728
500,000	National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	548,712
385,000	Northern States Power Co. 2.90%, 03/01/2050	422,099
1,175,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	1,337,040
	Oncor Electric Delivery Co. LLC
350,000	3.10%, 09/15/2049	395,169
495,000	5.75%, 03/15/2029	651,038
394,000	PacifiCorp 4.13%, 01/15/2049	497,235
350,000	PacifiCorp. 4.15%, 02/15/2050	445,016
385,000	Public Service Electric & Gas Co. 3.80%, 03/01/2046	471,816
1,630,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	1,701,786
1,925,000	Puget Energy, Inc. 3.65%, 05/15/2025	1,927,699
210,000	Sempra Energy 4.00%, 02/01/2048	237,559
	Southern California Edison Co.
1,895,000	2.25%, 06/01/2030	1,864,529
1,320,000	2.85%, 08/01/2029	1,360,435
1,190,000	3.65%, 02/01/2050	1,293,652
506,000	4.00%, 04/01/2047	565,496
299,000	4.13%, 03/01/2048	342,246
	Southern Co.
490,000	2.95%, 07/01/2023	516,553
1,520,000	3.25%, 07/01/2026	1,621,685
3,290,000	3.70%, 04/30/2030	3,647,014
30,000	4.40%, 07/01/2046	36,096
370,000	Union Electric Co. 4.00%, 04/01/2048	452,189
695,000	Xcel Energy, Inc. 3.50%, 12/01/2049	762,703

		60,350,045

	Engineering & Construction - 0.4%
3,620,000	International Airport Finance S.A. 12.00%, 03/15/2033(1)	2,244,400
	SBA Tower Trust
4,130,000	3.17%, 04/09/2047(1)	4,186,469
2,040,000	3.45%, 03/15/2048(1)	2,071,926

		8,502,795

	Entertainment - 0.1%
975,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	935,415
	WMG Acquisition Corp.
425,000	4.88%, 11/01/2024(1)	425,000
185,000	5.00%, 08/01/2023(1)	185,925

		1,546,340

	Environmental Control - 0.3%
	Clean Harbors, Inc.
5,893,000	4.88%, 07/15/2027(1)	6,084,522
105,000	5.13%, 07/15/2029(1)	106,837

The accompanying notes are an integral part of these financial statements.

127

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.6% - (continued)
	Environmental Control - 0.3% - (continued)
	Waste Management, Inc.
$1,035,000	3.20%, 06/15/2026	$1,134,855
410,000	3.45%, 06/15/2029(7)	465,826
280,000	4.15%, 07/15/2049	356,075

		8,148,115

	Food - 0.6%
	Conagra Brands, Inc.
333,000	1.85%, 10/22/2020, 3 mo. USD LIBOR + 0.750%(2)	332,558
655,000	4.30%, 05/01/2024	712,997
240,000	4.60%, 11/01/2025	268,011
1,883,000	4.85%, 11/01/2028	2,206,693
1,445,000	Kellogg Co. 3.40%, 11/15/2027	1,557,503
	Kraft Heinz Foods Co.
45,000	3.75%, 04/01/2030(1)	46,113
5,000	4.63%, 01/30/2029	5,269
2,260,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(6)	2,160,108
255,000	Mondelez International, Inc. 2.75%, 04/13/2030	271,425
2,745,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	2,642,062
2,680,000	Philip Morris International, Inc. 2.10%, 05/01/2030	2,657,788
1,295,000	Sysco Corp. 5.95%, 04/01/2030	1,530,443
285,000	TreeHouse Foods, Inc. 6.00%, 02/15/2024(1)	290,700

		14,681,670

	Food Service - 0.0%
580,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	564,050

	Forest Products & Paper - 0.2%
3,690,000	Suzano Austria GmbH 5.00%, 01/15/2030	3,497,603

	Gas - 0.5%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
40,000	5.63%, 05/20/2024	40,800
365,000	5.88%, 08/20/2026	371,643
2,000,000	Dominion Energy Gas Holdings LLC 2.50%, 11/15/2024	2,075,770
	NiSource, Inc.
2,015,000	3.49%, 05/15/2027	2,165,671
3,015,000	3.60%, 05/01/2030	3,363,897
	Sempra Energy
1,680,000	3.40%, 02/01/2028	1,768,045
810,000	3.80%, 02/01/2038	861,092

		10,646,918

	Healthcare - Products - 0.5%
	Alcon Finance Corp.
2,060,000	2.75%, 09/23/2026(1)	2,149,879
1,120,000	3.00%, 09/23/2029(1)	1,166,108
1,070,000	Baxter International, Inc. 3.95%, 04/01/2030(1)	1,244,566
3,425,000	Becton Dickinson and Co. 3.36%, 06/06/2024	3,640,898
145,000	Boston Scientific Corp. 3.75%, 03/01/2026	158,038
575,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	582,188
190,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	199,635
2,815,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	2,844,304

		11,985,616

	Healthcare - Services - 0.8%
	Anthem, Inc.
3,325,000	2.25%, 05/15/2030	3,312,531
1,800,000	2.88%, 09/15/2029	1,872,684
1,895,000	3.50%, 08/15/2024	2,037,931
355,000	4.38%, 12/01/2047	420,583
320,000	4.63%, 05/15/2042	389,627
	Centene Corp.
80,000	3.38%, 02/15/2030(1)	80,600
75,000	4.25%, 12/15/2027(1)	78,469
680,000	4.63%, 12/15/2029(1)	744,600

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 35.6% - (continued)
		Healthcare - Services - 0.8% - (continued)
	$1,130,000	CommonSpirit Health 3.35%, 10/01/2029	$1,112,537
	650,000	HCA, Inc. 5.63%, 09/01/2028	720,252
	5,555,000	Rede D’or Finance S.a.r.l. 4.50%, 01/22/2030(1)	4,701,196
		UnitedHealth Group, Inc.
	1,335,000	2.38%, 08/15/2024	1,405,660
	1,280,000	2.88%, 08/15/2029	1,387,438
	790,000	3.50%, 08/15/2039	882,646
	535,000	4.75%, 07/15/2045	709,492

			19,856,246

		Home Builders - 0.3%
	530,000	Lennar Corp. 4.75%, 11/29/2027	543,250
	5,655,000	PulteGroup, Inc. 5.50%, 03/01/2026	6,015,506
	475,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	479,750

			7,038,506

		Household Products/Wares - 0.0%
	295,000	Kimberly-Clark Corp. 3.10%, 03/26/2030	329,363

		Insurance - 0.7%
	1,580,000	Aon Corp. 2.20%, 11/15/2022	1,609,357
		Genworth Holdings, Inc.
	10,000	4.80%, 02/15/2024	8,450
	350,000	4.90%, 08/15/2023	301,000
		Marsh & McLennan Cos., Inc.
	1,275,000	3.88%, 03/15/2024	1,386,920
	815,000	4.38%, 03/15/2029	949,736
	1,025,000	4.75%, 03/15/2039	1,280,528
	282,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(1)	286,267
	380,000	MGIC Investment Corp. 5.75%, 08/15/2023	372,400
	2,730,000	New York Life Global Funding 2.00%, 01/22/2025(1)	2,778,148
	415,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	470,804
	1,390,000	Progressive Corp. 3.20%, 03/26/2030	1,552,641
		Unum Group
	595,000	4.00%, 06/15/2029	604,929
	1,080,000	4.50%, 12/15/2049	959,641
	45,000	Voya Financial, Inc. 4.80%, 06/15/2046	51,766
		Willis North America, Inc.
	720,000	2.95%, 09/15/2029	731,675
	795,000	3.60%, 05/15/2024	835,889
	1,510,000	4.50%, 09/15/2028	1,719,759

			15,899,910

		Internet - 0.7%
		Alibaba Group Holding Ltd.
	2,680,000	3.40%, 12/06/2027	2,911,984
	815,000	4.00%, 12/06/2037	932,564
	640,000	4.20%, 12/06/2047	776,270
	2,030,000	Amazon.com, Inc. 3.88%, 08/22/2037	2,472,113
	5,200,000	Symantec Corp. 5.00%, 04/15/2025(1)	5,232,500
		Tencent Holdings Ltd.
	1,105,000	3.60%, 01/19/2028(1)	1,190,183
	2,665,000	3.98%, 04/11/2029(1)	2,998,270

			16,513,884

		Iron/Steel - 0.1%
	285,000	Commercial Metals Co. 5.38%, 07/15/2027	278,588
EUR	1,985,000	Metinvest B.V. 5.63%, 06/17/2025(1)	1,376,940

			1,655,528

		IT Services - 0.9%
		Apple, Inc.
	$5,325,000	2.20%, 09/11/2029	5,662,185
	505,000	3.45%, 02/09/2045	576,123
	355,000	4.38%, 05/13/2045	463,133
	250,000	IBM Credit LLC 2.08%, 11/30/2020, 3 mo. USD LIBOR + 0.47%(2)	250,203

The accompanying notes are an integral part of these financial statements.

128

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.6% - (continued)
	IT Services - 0.9% - (continued)
	International Business Machines Corp.
$6,870,000	1.95%, 05/15/2030	$6,840,493
1,800,000	3.00%, 05/15/2024	1,927,373
2,240,000	3.50%, 05/15/2029	2,529,332
275,000	4.25%, 05/15/2049	337,972
1,185,000	4.70%, 02/19/2046	1,492,021

		20,078,835

	Lodging - 0.2%
	Hilton Domestic Operating Co., Inc.
3,698,000	4.25%, 09/01/2024	3,587,060
230,000	5.13%, 05/01/2026	227,079
360,000	5.38%, 05/01/2025(1)	357,750
910,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	865,947
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
345,000	5.25%, 05/15/2027(1)	300,150
65,000	5.50%, 03/01/2025(1)	57,850

		5,395,836

	Machinery - Construction & Mining - 0.0%
145,000	BWX Technologies, Inc. 5.38%, 07/15/2026(1)	148,081

	Machinery - Diversified - 0.4%
	John Deere Capital Corp.
725,000	1.20%, 04/06/2023	730,821
820,000	1.75%, 03/09/2027	822,274
8,495,000	Otis Worldwide Corp. 2.57%, 02/15/2030(1)	8,560,811

		10,113,906

	Media - 2.2%
	CCO Holdings LLC / CCO Holdings Capital Corp.
783,000	4.50%, 08/15/2030(1)	793,022
30,000	5.13%, 05/01/2027(1)	31,151
170,000	5.75%, 02/15/2026(1)	177,225
	Charter Communications Operating LLC / Charter Communications Operating Capital
2,105,000	2.80%, 04/01/2031	2,119,495
1,305,000	4.80%, 03/01/2050	1,468,950
1,225,000	5.13%, 07/01/2049	1,458,046
465,000	5.75%, 04/01/2048	586,724
1,395,000	6.48%, 10/23/2045	1,823,604
435,000	6.83%, 10/23/2055	583,416
	Comcast Corp.
545,000	3.20%, 07/15/2036	593,696
2,055,000	3.25%, 11/01/2039	2,238,921
965,000	3.40%, 04/01/2030	1,083,545
365,000	3.40%, 07/15/2046	403,778
40,000	4.05%, 11/01/2052	48,826
860,000	4.25%, 10/15/2030	1,034,923
630,000	4.60%, 10/15/2038	791,795
280,000	4.65%, 07/15/2042	356,396
740,000	4.70%, 10/15/2048	970,451
245,000	4.75%, 03/01/2044	317,697
700,000	4.95%, 10/15/2058	992,842
	Cox Communications, Inc.
4,245,000	3.15%, 08/15/2024(1)	4,486,141
462,000	4.80%, 02/01/2035(1)	533,993
	CSC Holdings LLC
200,000	5.38%, 02/01/2028(1)	205,500
310,000	5.50%, 04/15/2027(1)	322,303
	Discovery Communications LLC
250,000	2.80%, 06/15/2020	250,074
948,000	3.80%, 03/13/2024	993,474
2,000	3.95%, 06/15/2025	2,120
3,850,000	3.95%, 03/20/2028	4,051,006
75,000	5.00%, 09/20/2037	82,644
954,000	5.30%, 05/15/2049	1,106,017

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 35.6% - (continued)
		Media - 2.2% - (continued)
	$1,570,000	6.35%, 06/01/2040	$1,969,579
	505,000	DISH DBS Corp. 5.88%, 11/15/2024	485,729
	1,104,000	NBCUniversal Media LLC 5.95%, 04/01/2041	1,566,986
		Time Warner Cable LLC
	1,287,000	4.50%, 09/15/2042	1,359,055
	890,000	6.55%, 05/01/2037	1,102,982
	1,910,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	2,778,501
		ViacomCBS, Inc.
	1,480,000	4.25%, 09/01/2023	1,555,095
	9,265,000	4.95%, 01/15/2031	9,876,729
	45,000	5.88%, 02/28/2057, (5.88% fixed rate until 02/28/2022; 3 mo. USD LIBOR + 3.895% thereafter)(8)	40,977
	50,000	6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD LIBOR + 3.899% thereafter)(8)	49,000
		Videotron Ltd.
	190,000	5.13%, 04/15/2027(1)	198,550
	480,000	5.38%, 06/15/2024(1)	508,810

			51,399,768

		Mining - 0.2%
		Anglo American Capital plc
	970,000	4.75%, 04/10/2027(1)	1,000,894
	1,710,000	4.88%, 05/14/2025(1)	1,801,518
	1,170,000	5.63%, 04/01/2030(1)	1,291,948
	250,000	Kaiser Aluminum Corp. 4.63%, 03/01/2028(1)	232,750

			4,327,110

		Miscellaneous Manufacturing - 0.2%
	505,000	3M Co. 3.05%, 04/15/2030	551,319
	2,225,000	General Electric Co. 3.63%, 05/01/2030	2,233,247
	810,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	818,485
	385,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	451,861

			4,054,912

		Office/Business Equipment - 0.0%
		CDW LLC / CDW Finance Corp.
	215,000	4.13%, 05/01/2025	215,806
	250,000	4.25%, 04/01/2028	251,150

			466,956

		Oil & Gas - 1.0%
	150,000	Aker BP ASA 5.88%, 03/31/2025(1)	140,186
		BP Capital Markets America, Inc.
	1,355,000	3.54%, 04/06/2027	1,428,317
	1,355,000	3.63%, 04/06/2030	1,460,519
		Canadian Natural Resources Ltd.
CAD	450,000	2.05%, 06/01/2020	322,825
	840,000	2.89%, 08/14/2020	604,321
	$940,000	EOG Resources, Inc. 4.38%, 04/15/2030	1,043,632
		Equinor ASA
	1,420,000	3.63%, 04/06/2040	1,535,535
	945,000	3.70%, 04/06/2050	1,051,949
		Exxon Mobil Corp.
	2,195,000	4.23%, 03/19/2040	2,630,980
	1,710,000	4.33%, 03/19/2050	2,092,978
		Hess Corp.
	76,000	6.00%, 01/15/2040	67,502
	276,000	7.13%, 03/15/2033	248,945
	1,010,000	7.30%, 08/15/2031	949,078
	241,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	197,620
	2,315,000	Petronas Capital Ltd. 3.50%, 04/21/2030(1)	2,424,380
	630,000	Phillips 66 3.85%, 04/09/2025	659,802

The accompanying notes are an integral part of these financial statements.

129

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 35.6% - (continued)
		Oil & Gas - 1.0% - (continued)
	$285,000	QEP Resources, Inc. 5.25%, 05/01/2023	$95,475
	849,000	Saudi Arabian Oil Co. 2.88%, 04/16/2024(1)	853,289
		SM Energy Co.
	130,000	6.13%, 11/15/2022(7)	52,000
	140,000	6.75%, 09/15/2026	38,150
	360,000	Sunoco L.P. / Sunoco Finance Corp. 5.50%, 02/15/2026	347,400
	1,870,000	Tullow Oil plc 7.00%, 03/01/2025(1)	972,400
		Valero Energy Corp.
	300,000	2.85%, 04/15/2025	297,571
	2,347,000	4.00%, 04/01/2029	2,403,571
	455,000	WPX Energy, Inc. 5.25%, 09/15/2024	408,508
ARS	81,010,352	YPF S.A. 16.50%, 05/09/2022(1)	630,828

			22,957,761

		Oil & Gas Services - 0.0%
	$1,110,000	Halliburton Co. 2.92%, 03/01/2030	893,733

		Packaging & Containers - 0.3%
	200,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	195,000
	5,150,000	Ball Corp. 4.00%, 11/15/2023	5,327,675
	1,775,000	Mondelez International, Inc. 1.50%, 05/04/2025	1,765,486
	620,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	626,200
	265,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	266,325

			8,180,686

		Pharmaceuticals - 1.5%
		AbbVie, Inc.
	2,605,000	2.95%, 11/21/2026(1)	2,749,434
	4,420,000	3.20%, 11/21/2029(1)	4,696,059
	2,555,000	4.25%, 11/21/2049(1)	2,945,803
	1,020,000	Allergan Finance LLC 4.63%, 10/01/2042	1,251,595
		Bausch Health Cos., Inc.
	245,000	6.50%, 03/15/2022(1)	249,851
	95,000	7.00%, 03/15/2024(1)	97,693
	77,000	Baxalta, Inc. 3.60%, 06/23/2022	80,276
	2,580,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	2,859,119
	1,255,000	Bristol-Myers Squibb Co. 3.40%, 07/26/2029(1)	1,436,082
		Cigna Corp.
	815,000	2.40%, 03/15/2030	823,768
	3,225,000	4.38%, 10/15/2028	3,692,244
		CVS Health Corp.
	2,195,000	3.75%, 04/01/2030	2,438,299
	1,210,000	4.13%, 04/01/2040	1,357,814
	255,000	4.25%, 04/01/2050	298,563
	1,860,000	5.05%, 03/25/2048	2,357,030
	1,420,000	5.13%, 07/20/2045	1,774,919
	2,315,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	2,591,517
	805,000	Pfizer, Inc. 2.63%, 04/01/2030	874,247
	1,450,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	1,471,872
	2,820,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	2,453,400

			36,499,585

		Pipelines - 1.0%
	270,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	279,496
	55,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029(1)	50,738
		DCP Midstream Operating L.P.
	100,000	3.88%, 03/15/2023	83,000
	200,000	4.95%, 04/01/2022	182,000
	70,000	5.60%, 04/01/2044	36,400

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 35.6% - (continued)
		Pipelines - 1.0% - (continued)
		Energy Transfer Operating L.P.
	$880,000	3.75%, 05/15/2030	$800,898
	110,000	4.05%, 03/15/2025	107,990
	855,000	4.50%, 04/15/2024	844,393
	1,280,000	4.95%, 06/15/2028	1,252,813
	315,000	5.00%, 05/15/2050	277,153
	1,420,000	5.25%, 04/15/2029	1,425,887
	2,710,000	6.13%, 12/15/2045	2,604,022
	515,000	6.25%, 04/15/2049	496,744
	2,245,000	Kinder Morgan Energy Partners L.P. 3.50%, 03/01/2021	2,248,884
		MPLX L.P.
	70,000	1.90%, 09/09/2021, 3 mo. USD LIBOR + 0.900%(2)	65,856
	40,000	4.00%, 02/15/2025	38,024
	805,000	4.13%, 03/01/2027	778,458
	1,240,000	4.25%, 12/01/2027(1)	1,192,281
	1,315,000	4.70%, 04/15/2048	1,172,783
	265,000	5.20%, 03/01/2047	247,255
	230,000	5.20%, 12/01/2047(1)	209,921
	325,000	5.50%, 02/15/2049	322,480
	155,000	6.25%, 10/15/2022(1)	154,856
		ONEOK, Inc.
	325,000	2.20%, 09/15/2025	281,051
	325,000	3.10%, 03/15/2030	261,841
		Rockies Express Pipeline LLC
	1,295,000	3.60%, 05/15/2025(1)	1,168,738
	1,295,000	4.80%, 05/15/2030(1)	1,107,225
		Sunoco Logistics Partners Operations L.P.
	165,000	5.30%, 04/01/2044	143,310
	35,000	5.95%, 12/01/2025	35,419
		TransCanada PipeLines Ltd.
	3,280,000	4.10%, 04/15/2030	3,552,154
	1,090,000	4.63%, 03/01/2034	1,158,252
CAD	200,000	Westcoast Energy, Inc. 4.57%, 07/02/2020	144,294
		Williams Cos., Inc.
	$75,000	4.90%, 01/15/2045	73,685
	145,000	5.10%, 09/15/2045	151,423
	275,000	5.80%, 11/15/2043	296,442
	255,000	6.30%, 04/15/2040	293,982

			23,540,148

		Real Estate Investment Trusts - 0.2%
	1,140,000	American Tower Corp. 2.40%, 03/15/2025	1,174,200
	290,000	Equinix, Inc. 5.88%, 01/15/2026	301,194
	2,245,000	SBA Tower Trust 2.84%, 01/15/2025(1)	2,286,256
	145,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	135,515

			3,897,165

		Retail - 0.7%
	150,000	1011778 BC ULC / New Red Finance, Inc. 4.25%, 05/15/2024(1)	149,954
		Alimentation Couche-Tard, Inc.
	410,000	2.95%, 01/25/2030(1)	401,318
	930,000	3.80%, 01/25/2050(1)	872,742
	2,100,000	AutoZone, Inc. 3.63%, 04/15/2025	2,249,282
	960,000	Home Depot, Inc. 2.50%, 04/15/2027	1,015,275
	330,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	311,850
		Lowe’s Cos., Inc.
	2,660,000	3.38%, 09/15/2025	2,891,543
	210,000	3.70%, 04/15/2046	228,391
	1,545,000	4.55%, 04/05/2049	1,876,906
		McDonald’s Corp.
	1,495,000	3.35%, 04/01/2023	1,589,691
	1,950,000	3.63%, 09/01/2049	2,134,287
	2,075,000	4.20%, 04/01/2050	2,471,266

The accompanying notes are an integral part of these financial statements.

130

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.6% - (continued)
	Retail - 0.7% - (continued)
$285,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	$271,733
435,000	United Rentals North America, Inc. 4.88%, 01/15/2028	435,957
195,000	William Carter Co. 5.63%, 03/15/2027(1)	197,683

		17,097,878

	Semiconductors - 1.7%
6,515,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	6,791,748
	Broadcom, Inc.
2,415,000	4.25%, 04/15/2026(1)	2,588,237
7,985,000	5.00%, 04/15/2030(1)	8,981,419
	Entegris, Inc.
500,000	4.38%, 04/15/2028(1)	500,625
250,000	4.63%, 02/10/2026(1)	250,625
	Intel Corp.
2,410,000	2.45%, 11/15/2029	2,553,073
1,565,000	3.10%, 02/15/2060	1,674,062
840,000	4.10%, 05/19/2046	1,057,519
1,270,000	Lam Research Corp. 1.90%, 06/15/2030	1,269,117
1,810,000	NVIDIA Corp. 2.85%, 04/01/2030	1,972,157
	NXP B.V. / NXP Funding LLC
900,000	4.63%, 06/01/2023(1)	959,348
3,087,000	4.88%, 03/01/2024(1)	3,351,339
1,131,000	5.35%, 03/01/2026(1)	1,279,369
905,000	5.55%, 12/01/2028(1)	1,033,555
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
1,090,000	3.15%, 05/01/2027(1)	1,101,290
602,000	4.30%, 06/18/2029(1)	638,795
230,000	Qorvo, Inc. 5.50%, 07/15/2026	241,500
	QUALCOMM, Inc.
431,000	4.65%, 05/20/2035	549,480
1,459,000	4.80%, 05/20/2045	1,863,220
300,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	298,380
211,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	217,330

		39,172,188

	Software - 1.1%
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	149,625
415,000	5.25%, 05/15/2029(1)	423,300
30,000	5.88%, 06/15/2026	31,425
349,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	346,033
	Fidelity National Information Services, Inc.
1,936,000	3.75%, 05/21/2029	2,173,291
490,000	4.25%, 05/15/2028	557,176
1,560,000	Fiserv, Inc. 3.20%, 07/01/2026	1,670,436
420,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	431,420
	Microsoft Corp.
830,000	3.70%, 08/08/2046	1,020,700
1,025,000	3.95%, 08/08/2056	1,347,656
	MSCI, Inc.
45,000	3.63%, 09/01/2030(1)	45,562
225,000	4.00%, 11/15/2029(1)	235,258
5,010,000	5.38%, 05/15/2027(1)	5,398,275
65,000	5.75%, 08/15/2025(1)	67,899
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	431,200
255,000	5.88%, 06/01/2026(1)	267,750
	Oracle Corp.
4,745,000	2.50%, 04/01/2025	4,992,098
4,945,000	3.85%, 04/01/2060	5,729,317
740,000	4.00%, 11/15/2047	882,362

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 35.6% - (continued)
		Software - 1.1% - (continued)
	$250,000	Western Digital Corp. 4.75%, 02/15/2026	$255,232

			26,456,015

		Telecommunications - 2.9%
		AT&T, Inc.
	185,000	2.33%, 06/01/2021, 3 mo. USD LIBOR + 0.750%(2)	184,356
	2,200,000	2.80%, 02/17/2021	2,223,488
	1,760,000	3.80%, 02/15/2027	1,910,963
CAD	1,175,000	3.83%, 11/25/2020	854,295
	$1,436,000	4.30%, 02/15/2030	1,614,608
	1,845,000	4.35%, 03/01/2029	2,073,271
	2,095,000	4.35%, 06/15/2045	2,296,564
	1,160,000	4.50%, 05/15/2035	1,298,635
	4,500,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	4,596,239
		Nokia Oyj
	10,000	4.38%, 06/12/2027(7)	10,150
	455,000	6.63%, 05/15/2039	485,712
	4,535,000	SoftBank Group Corp. 6.00%, 07/19/2023, (6.00% fixed rate until 07/19/2023; 5 year USD ICE Swap + 4.226% thereafter)(6)(8)(9)	3,904,272
	325,000	Sprint Corp. 7.13%, 06/15/2024	364,819
	2,315,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	2,546,500
		T-Mobile USA, Inc.
	3,055,000	3.50%, 04/15/2025(1)	3,230,418
	3,785,000	3.88%, 04/15/2030(1)	4,153,773
	1,330,000	4.50%, 04/15/2050(1)	1,556,632
	5,647,000	6.50%, 01/15/2026	5,964,644
		Telecom Italia Capital S.A.
	145,000	6.00%, 09/30/2034	150,205
	215,000	7.72%, 06/04/2038	249,400
	3,065,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	2,992,972
		Telefonica Emisiones S.A.
	525,000	4.67%, 03/06/2038	585,349
	1,035,000	4.90%, 03/06/2048	1,215,812
	1,790,000	5.21%, 03/08/2047	2,146,538
	840,000	5.52%, 03/01/2049	1,045,285
		Verizon Communications, Inc.
	665,000	2.23%, 05/22/2020, 3 mo. USD LIBOR + 0.550%(2)	665,488
	1,205,000	3.15%, 03/22/2030	1,335,916
	855,000	3.88%, 02/08/2029	985,648
	485,000	4.00%, 03/22/2050	604,142
	985,000	4.02%, 12/03/2029	1,147,374
	1,971,000	4.27%, 01/15/2036	2,364,232
	465,000	4.40%, 11/01/2034	563,325
	1,525,000	4.50%, 08/10/2033	1,897,210
	1,645,000	4.67%, 03/15/2055	2,218,478
	2,020,000	4.81%, 03/15/2039	2,598,280
	845,000	5.01%, 08/21/2054	1,218,930
	735,000	5.25%, 03/16/2037	979,019
		Vodafone Group plc
	805,000	4.25%, 09/17/2050	875,730
	2,060,000	6.15%, 02/27/2037	2,672,421

			67,781,093

		Transportation - 0.8%
		CSX Corp.
	1,035,000	2.40%, 02/15/2030	1,064,224
	1,370,000	3.25%, 06/01/2027	1,480,593
	405,000	3.35%, 09/15/2049	432,755
	395,000	4.30%, 03/01/2048	482,688
	210,000	4.50%, 03/15/2049	264,918

The accompanying notes are an integral part of these financial statements.

131

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 35.6% - (continued)
		Transportation - 0.8% - (continued)
		FedEx Corp.
	$835,000	3.30%, 03/15/2027	$851,199
	2,320,000	3.80%, 05/15/2025	2,485,022
	2,320,000	4.25%, 05/15/2030	2,533,158
	400,000	Norfolk Southern Corp. 3.40%, 11/01/2049	428,456
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	2,445,000	2.70%, 11/01/2024(1)	2,440,008
	2,175,000	4.00%, 07/15/2025(1)	2,301,993
		Union Pacific Corp.
	1,570,000	3.25%, 02/05/2050	1,634,817
	325,000	3.84%, 03/20/2060(1)	361,079
	2,495,000	4.38%, 09/10/2038	2,933,057

			19,693,967

		Water - 0.1%
		American Water Capital Corp.
	885,000	2.80%, 05/01/2030	945,895
	840,000	4.15%, 06/01/2049	1,049,489

			1,995,384

		Total Corporate Bonds (cost $814,262,101)	$846,114,717

FOREIGN GOVERNMENT OBLIGATIONS - 3.0%
		Argentina - 0.0%
EUR	1,665,000	Argentine Republic Government International Bond 5.25%, 01/15/2028(6)	$390,535

		Canada - 0.0%
CAD	180,000	City of Quebec Canada 2.00%, 07/07/2020	129,670
	500,000	Quebec T-Bill 1.76%, 05/15/2020(10)	359,165

			488,835

		Chile - 0.1%
	$2,225,000	Chile Government International Bond 2.55%, 01/27/2032	2,222,797

		Dominican Republic - 0.2%
	4,445,000	Dominican Republic International Bond 6.40%, 06/05/2049(1)	3,656,012

		Egypt - 0.0%
	725,000	Egypt Government International Bond 8.50%, 01/31/2047(6)	647,063

		Ghana - 0.1%
		Ghana Government International Bond
	2,290,000	6.38%, 02/11/2027(1)	1,763,300
	2,080,000	7.63%, 05/16/2029(6)	1,591,034

			3,354,334

		Hungary - 0.0%
	580,000	Hungary Government International Bond 6.38%, 03/29/2021	602,271

		Italy - 0.0%
EUR	605,000	Italy Buoni Ordinari del Tesoro BOT 0.03%, 05/14/2020(6)(10)	663,025
	170,000	Italy Certificati di Credito del Tesoro 0.41%, 11/27/2020(10)	186,148

			849,173

		Japan - 0.8%
	$400,000	Japan Bank for International Cooperation 1.50%, 07/21/2020, 3 mo. USD LIBOR + 0.390%(2)	400,211
		Japan Treasury Discount Bill
JPY	23,850,000	0.12%, 05/07/2020(10)	222,247
	488,550,000	0.13%, 05/18/2020(10)	4,552,769
	327,750,000	0.13%, 05/25/2020(10)	3,054,390

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.0% - (continued)
		Japan - 0.8% - (continued)
JPY	490,000,000	0.14%, 05/11/2020(10)	$4,566,147
	498,900,000	0.14%, 06/01/2020(10)	4,649,558
	47,350,000	0.24%, 06/15/2020(10)	441,311
	25,000,000	0.27%, 06/08/2020(10)	232,997
	34,950,000	0.32%, 06/22/2020(10)	325,750

			18,445,380

		Mexico - 0.1%
	$2,530,000	Mexico Government International Bond 4.75%, 04/27/2032	2,548,975

		Mongolia - 0.2%
	3,941,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/2020(6)	3,926,221

		Panama - 0.1%
		Panama Government International Bond
	235,000	3.16%, 01/23/2030	239,702
	1,020,000	4.50%, 04/01/2056	1,144,950

			1,384,652

		Peru - 0.0%
	575,000	Peruvian Government International Bond 2.39%, 01/23/2026	586,500

		Philippines - 0.0%
		Philippine Government International Bond
	475,000	2.46%, 05/05/2030	484,382
	200,000	2.95%, 05/05/2045	204,890

			689,272

		Qatar - 0.3%
		Qatar Government International Bond
	2,380,000	3.40%, 04/16/2025(1)	2,531,915
	3,900,000	3.75%, 04/16/2030(1)	4,257,864

			6,789,779

		Romania - 0.2%
		Romanian Government International Bond
EUR	3,473,000	4.63%, 04/03/2049(6)	3,838,236
	$980,000	6.13%, 01/22/2044(6)	1,161,762

			4,999,998

		Saudi Arabia - 0.1%
	2,300,000	Saudi Government International Bond 2.90%, 10/22/2025(1)	2,328,750

		Senegal - 0.1%
	2,000,000	Senegal Government International Bond 6.25%, 05/23/2033(6)	1,751,400

		South Korea - 0.0%
	200,000	Korea Development Bank 1.33%, 03/12/2021, 3 mo. USD LIBOR + 0.550%(2)	199,335

		Supranational - 0.1%
MXN	47,065,000	Inter-American Development Bank 7.25%, 06/10/2021	1,973,875

		Tunisia - 0.2%
		Banque Centrale de Tunisie International Bond
EUR	3,255,000	4.50%, 06/22/2020(6)	3,497,434
	1,685,000	6.75%, 10/31/2023(1)	1,583,379

			5,080,813

		United Arab Emirates - 0.4%
		Abu Dhabi Government International Bond
	$1,950,000	2.50%, 04/16/2025(1)	2,004,343
	2,900,000	3.13%, 04/16/2030(1)	3,081,830
	1,100,000	3.13%, 09/30/2049(1)	1,053,800
	2,225,000	3.88%, 04/16/2050(1)	2,370,070

			8,510,043

The accompanying notes are an integral part of these financial statements.

132

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.0% - (continued)
		Uruguay - 0.0%
	$205,000	Uruguay Government International Bond 4.98%, 04/20/2055	$231,140

		Total Foreign Government Obligations (cost $75,579,592)	$71,657,153

MUNICIPAL BONDS - 1.7%
		Development - 0.4%
		California State, GO Taxable
	235,000	7.30%, 10/01/2039	$372,588
	120,000	7.60%, 11/01/2040	206,817
	185,000	7.63%, 03/01/2040	308,160
	7,845,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	8,330,684

			9,218,249

		Education - 0.1%
		Chicago, IL, Board of Education, GO
	380,000	6.04%, 12/01/2029	379,688
	1,145,000	6.14%, 12/01/2039	1,123,818
	1,660,000	6.32%, 11/01/2029	1,669,512

			3,173,018

		General - 0.8%
		County of Riverside, CA
	5,885,000	2.86%, 02/15/2026(11)	5,943,673
	5,895,000	3.07%, 02/15/2028(11)	5,947,407
	5,345,000	Philadelphia, PA, Auth for Industrial Dev 6.55%, 10/15/2028	6,956,999

			18,848,079

		General Obligation - 0.3%
	1,285,000	California State, GO Taxable 7.55%, 04/01/2039(7)	2,155,009
		State of Illinois, GO
	3,087,709	4.95%, 06/01/2023(7)	3,149,185
	210,000	5.00%, 01/01/2023	209,633
	520,000	5.56%, 02/01/2021	528,928
	840,000	6.88%, 07/01/2025	950,998

			6,993,753

		Utility - Electric - 0.1%
	1,577,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	2,098,246

		Total Municipal Bonds (cost $38,913,545)	$40,331,345

SENIOR FLOATING RATE INTERESTS - 2.2%(12)
		Advertising - 0.0%
	298,500	Clear Channel Outdoor Holdings, Inc. 4.26%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	$258,576

		Aerospace/Defense - 0.0%
	438,544	TransDigm, Inc. 2.65%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	382,958

		Airlines - 0.0%
	389,025	WestJet Airlines Ltd. 4.00%, 12/11/2026, 1 mo. USD LIBOR + 3.000%	311,523

		Auto Manufacturers - 0.0%
	744,798	Navistar International Corp. 4.22%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	670,788

		Auto Parts & Equipment - 0.1%
	473,313	Adient U.S. LLC 5.45%, 05/06/2024, 1 mo. USD LIBOR + 4.000%	424,505
	207,642	Altra Industrial Motion Corp. 2.40%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	195,183
		Panther BF Aggregator L.P.
EUR	635,000	3.75%, 04/30/2026, 1 mo. EURIBOR + 3.750%	639,402

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.2%(12) - (continued)
		Auto Parts & Equipment - 0.1% - (continued)
	$412,925	3.90%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	$372,871

			1,631,961

		Chemicals - 0.1%
	97,264	Cabot Microelectronics Corp. 2.44%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	93,859
EUR	195,285	CTC AcquiCo GmbH 2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	194,475
	$223,313	Hexion, Inc. 4.94%, 07/01/2026, 1 mo. USD LIBOR + 3.500%	212,288
	123,125	LTI Holdings, Inc. 3.90%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	98,021
		Starfruit Finco B.V.
EUR	100,000	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.250%	101,503
	$217,349	3.86%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	196,701
		Univar, Inc.
	139,650	3.45%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	132,799
	351,676	3.70%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	338,488

			1,368,134

		Coal - 0.0%
	623,840	Foresight Energy LLC 7.36%, 03/28/2022, 3 mo. USD LIBOR + 5.750%	38,990

		Commercial Services - 0.2%
	377,841	Allied Universal Holdco LLC 4.65%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	350,636
	286,375	APX Group, Inc. 5.40%, 12/31/2025, 1 mo. USD LIBOR + 5.000%	251,652
	209,625	Ascend Learning LLC 4.00%, 07/12/2024, 1 mo. USD LIBOR + 3.000%	195,685
	384,725	Belron Finance U.S. LLC 3.26%, 10/30/2026, 3 mo. USD LIBOR + 2.500%	361,641
	334,667	Blackhawk Network Holdings, Inc. 3.15%, 06/15/2025, 1 mo. USD LIBOR + 2.750%	284,467
	885,000	Deerfield Dakota Holding, LLC 0.00%, 04/09/2027(13)	840,750
	600,000	Dun & Bradstreet Corp. 4.49%, 02/06/2026, 1 mo. USD LIBOR + 4.000%	559,500
	31,350	Energizer Holdings, Inc. 3.25%, 12/17/2025, 1 mo. USD LIBOR + 2.250%	30,619
	72,142	Garda World Security Corp. 6.39%, 10/30/2026, 1 mo. USD LIBOR + 4.750%	69,166
EUR	185,000	LGC Group Holdings Ltd. 0.00%, 01/22/2027(13)	190,443
	$680,026	Quikrete Holdings, Inc. 2.90%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	628,705
EUR	105,975	Techem Verwaltungsgesellschaft 675 mbH 2.88%, 07/15/2025, 1 mo. EURIBOR + 2.875%	112,213
	$865,525	Tempo Acquisition LLC 3.15%, 05/01/2024, 1 mo. USD LIBOR + 2.750%	810,893
EUR	504,766	Verisure Holding AB 3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	533,196
	$352,821	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	341,795

			5,561,361

		Construction Materials - 0.1%
	92,357	Advanced Drainage Systems, Inc. 3.25%, 07/31/2026, 1 mo. USD LIBOR + 2.250%	89,471
	418,201	Brookfield WEC Holdings, Inc. 3.40%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	395,408
	142,463	Hamilton Holdco LLC 3.46%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	136,052
	564,514	NCI Building Systems, Inc. 4.58%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	482,659

			1,103,590

The accompanying notes are an integral part of these financial statements.

133

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.2%(12) - (continued)
		Distribution/Wholesale - 0.1%
	$975,100	American Builders & Contractors Supply Co., Inc. 2.40%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	$911,514
	194,025	SRS Distribution, Inc. 5.57%, 05/23/2025, 1 mo. USD LIBOR + 4.500%	178,018

			1,089,532

		Diversified Financial Services - 0.1%
		AlixPartners LLP
EUR	99,000	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	105,235
	$357,304	3.50%, 04/04/2024, 3 mo. USD LIBOR + 2.500%	343,408
	162,938	Aretec Group, Inc. 4.65%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	131,979
		Crown Finance U.S., Inc.
EUR	31,526	2.38%, 02/28/2025, 1 mo. EURIBOR + 2.375%	23,147
	$183,282	3.32%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	114,857
	138,600	Minotaur Acquisition, Inc. 5.40%, 03/27/2026, 1 mo. USD LIBOR + 5.000%	117,810
EUR	194,028	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	196,997
	$251,813	Refinitiv U.S. Holdings, Inc. 3.65%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	246,069
	256,388	RP Crown Parent LLC 3.75%, 10/12/2023, 1 mo. USD LIBOR + 2.750%	244,850
	99,229	UFC Holdings LLC 4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	92,531
	286,664	Victory Capital Holdings, Inc. 3.94%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	272,331

			1,889,214

		Electric - 0.0%
	272,720	Seadrill Partners Finco LLC 7.45%, 02/21/2021, 3 mo. USD LIBOR + 6.000%	44,123

		Energy - Alternate Sources - 0.0%
	240,713	BCP Renaissance Parent LLC 4.95%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	184,145
	97,750	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	67,448

			251,593

		Engineering & Construction - 0.0%
	504,423	Brand Energy & Infrastructure Services, Inc. 5.70%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	425,133

		Entertainment - 0.0%
	160,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(13)	146,800
	592,472	Scientific Games International, Inc. 3.61%, 08/14/2024, 2 mo. USD LIBOR + 2.750%	488,298
	108,350	Wyndham Hotels & Resorts, Inc. 2.15%, 05/30/2025, 1 mo. USD LIBOR + 1.750%	99,086

			734,184

		Food - 0.1%
	104,475	B&G Foods, Inc. 2.90%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	100,754
		Froneri International plc
EUR	200,000	2.63%, 01/29/2027, 1 mo. EURIBOR + 2.625%	206,267
	$180,000	2.65%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	166,126
	539,894	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	514,589
	388,050	U.S. Foods, Inc. 3.07%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	344,072

			1,331,808

		Food Service - 0.0%
	98,750	8th Avenue Food & Provisions, Inc. 4.33%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	94,253

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.2%(12) - (continued)
		Food Service - 0.0% - (continued)
		Aramark Services, Inc.
	$207,256	2.15%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	$193,590
	300,000	2.15%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	280,500
	98,250	CHG PPC Parent LLC 3.15%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	90,390

			658,733

		Gas - 0.0%
	108,900	Messer Industries GmbH 3.95%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	102,707

		Healthcare - Products - 0.0%
EUR	109,725	Grifols S.A. 2.25%, 11/15/2027, 1 mo. EURIBOR + 2.250%	117,971
	$205,313	Lifescan Global Corp. 7.45%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	168,229
	211,355	Parexel International Corp. 3.15%, 09/27/2024, 1 mo. USD LIBOR + 2.750%	193,012

			479,212

		Healthcare - Services - 0.2%
	179,550	CDRH Parent, Inc. 5.57%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	110,123
	100,000	CPI Holdco LLC 5.70%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	95,625
	129,881	DentalCorp Perfect Smile ULC 4.75%, 06/06/2025, 1 mo. USD LIBOR + 3.750%(14)	105,204
	271,563	Envision Healthcare Corp. 4.15%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	185,567
		EyeCare Partners LLC
	52,027	0.50%, 02/18/2027, 1 mo. USD LIBOR + 0.500%(14)	42,835
	222,973	4.82%, 02/05/2027, 1 mo. USD LIBOR + 3.750%	183,580
	286,663	Global Medical Response, Inc. 4.25%, 04/28/2022, 1 mo. USD LIBOR + 3.250%	262,566
EUR	334,050	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	358,290
	$332,929	Jaguar Holding Co. 2.90%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	325,930
		MED ParentCo L.P.
	57,109	4.25%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(14)	47,970
	228,083	4.65%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	191,583
	464,601	MPH Acquisition Holdings LLC 4.20%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	426,564
	100,000	Surf Holdings LLC 4.81%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	91,438
	221,266	Syneos Health, Inc. 2.15%, 08/01/2024, 1 mo. USD LIBOR + 1.750%	213,177
	897,750	Zelis Healthcare Corp. 5.15%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	859,820

			3,500,272

		Household Products - 0.0%
	258,399	Diamond (BC) B.V. 3.76%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	221,740
	217,125	Revlon Consumer Products Corp. 5.11%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	88,400
	180,000	Reynolds Consumer Products LLC 2.15%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	173,165

			483,305

		Insurance - 0.1%
	435,000	Acrisure LLC 5.21%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	398,751
		Asurion LLC
	497,378	3.40%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	473,842
	600,002	4.00%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	576,601
	370,000	6.90%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	357,050

The accompanying notes are an integral part of these financial statements.

134

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.2%(12) - (continued)
		Insurance - 0.1% - (continued)
		Hub International Ltd.
	$225,975	3.87%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	$211,235
	134,663	5.69%, 04/25/2025, 1 mo. USD LIBOR + 4.000%	128,770
		Sedgwick Claims Management Services, Inc.
	350,563	3.65%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	321,077
	560,763	4.40%, 09/03/2026, 1 mo. USD LIBOR + 4.000%	522,384

			2,989,710

		Leisure Time - 0.1%
	289,301	Caesars Resort Collection LLC 3.15%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	243,496
	663,717	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	604,102
	714,100	Golden Entertainment, Inc. 3.75%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	581,991
	148,125	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	128,128

			1,557,717

		Lodging - 0.0%
	294,459	Boyd Gaming Corp. 2.39%, 09/15/2023, 1 Week USD LIBOR + 2.250%	272,560
	495,622	Caesars Entertainment Operating Co. 2.40%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	477,348

			749,908

		Machinery - Construction & Mining - 0.0%
	99,821	Pike Corp. 4.25%, 07/24/2026, 1 mo. USD LIBOR + 3.250%	95,766

		Machinery - Diversified - 0.0%
	223,948	Gates Global LLC 3.75%, 04/01/2024, 3 mo. USD LIBOR + 2.750%	205,593

		Media - 0.3%
	180,375	Altice Financing S.A. 3.38%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	165,945
	624,277	AVSC Holding Corp. 4.95%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	412,023
EUR	100,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(13)	102,571
	$908,560	Charter Communications Operating LLC 2.16%, 02/01/2027, 3 mo. USD LIBOR + 1.750%	871,464
	300,000	Cineworld Ltd. 0.00%, 02/05/2027(13)	180,000
	575,246	CSC Holdings LLC 3.31%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	546,587
	148,688	Gray Television, Inc. 3.49%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	139,643
	271,563	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	236,938
	811,590	ION Media Networks, Inc. 3.81%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	735,844
	281,862	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	259,226
	94,362	NASCAR Holdings, Inc. 3.38%, 10/19/2026, 1 mo. USD LIBOR + 2.750%	87,201
	480,313	Nexstar Broadcasting, Inc. 3.74%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	449,693
	239,516	Shutterfly, Inc. 7.45%, 09/25/2026, 1 mo. USD LIBOR + 6.000%	207,541
	310,938	Sinclair Television Group, Inc. 3.32%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	287,617
	473,813	Terrier Media Buyer, Inc. 5.70%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	439,461
	563,584	Web.com Group, Inc. 4.95%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	501,122
	497,099	William Morris Endeavor Entertainment LLC 4.37%, 05/18/2025, 1 mo. USD LIBOR + 2.750%	367,853

			5,990,729

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.2%(12) - (continued)
	Metal Fabricate/Hardware - 0.0%
$290,984	Circor International, Inc. 4.25%, 12/11/2024, 3 mo. USD LIBOR + 3.250%	$246,973
212,018	Rexnord LLC 2.32%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	208,414

		455,387

	Miscellaneous Manufacturing - 0.1%
123,732	H.B. Fuller Co. 2.72%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	118,721
300,000	Ingersoll-Rand Services Co. 2.15%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	284,100
500,000	Momentive Performance Materials, Inc. 3.66%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	444,285
99,500	Tamko Building Products LLC 3.65%, 06/01/2026, 1 mo. USD LIBOR + 3.250%	94,027
418,755	USI, Inc. 3.40%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	393,454

		1,334,587

	Office/Business Equipment - 0.0%
200,000	Pitney Bowes, Inc. 5.91%, 01/17/2025, 1 mo. USD LIBOR + 5.500%	171,000

	Oil & Gas - 0.0%
	BCP Raptor LLC
114,138	5.15%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	53,217
209,088	5.25%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	97,226
485,000	California Resources Corp. 11.99%, 12/31/2021, 1 mo. USD LIBOR + 10.375%	17,280
646,774	Fieldwood Energy LLC 6.25%, 04/11/2022, 1 mo. USD LIBOR + 5.250%	135,822
221,625	NorthRiver Midstream Finance L.P. 4.68%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	177,774
314,894	PES Holdings LLC 6.99%, 12/31/2022, 1 mo. USD LIBOR + 6.990%(15)	62,979
108,350	Traverse Midstream Partners LLC 5.00%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	80,566

		624,864

	Oil & Gas Services - 0.0%
129,025	Lower Cadence Holdings LLC 4.40%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	88,866
774,150	UGI Energy Services LLC 4.15%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	691,571

		780,437

	Packaging & Containers - 0.1%
	Berry Global, Inc.
366,827	2.83%, 10/01/2022, 3 mo. USD LIBOR + 2.000%	356,894
277,900	2.83%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	264,672
	Flex Acquisition Co., Inc.
561,524	4.43%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	523,621
97,852	4.68%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	91,100
140,288	Proampac PG Borrower LLC 4.50%, 11/20/2023, 1 mo. USD LIBOR + 3.500%	128,627
626,920	Reynolds Group Holdings, Inc. 3.15%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	596,490

		1,961,404

	Pharmaceuticals - 0.1%
240,516	Bausch Health Companies, Inc. 3.72%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	232,398
138,600	Catalent Pharma Solutions, Inc. 3.25%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	135,423
810,000	Elanco Animal Health, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 2.250%(13)	780,637
537,891	Endo Luxembourg Finance Co., S.a r.l. 5.00%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	487,803

The accompanying notes are an integral part of these financial statements.

135

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.2%(12) - (continued)
	Pharmaceuticals - 0.1% - (continued)
$723,188	Sunshine Luxembourg S.a.r.l. 5.32%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	$660,813

		2,297,074

	Real Estate - 0.0%
375,682	VICI Properties LLC 2.42%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	347,600

	Retail - 0.1%
580,125	Bass Pro Group LLC 6.07%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	487,305
100,000	Buzz Merger Sub Ltd. 3.15%, 01/29/2027, 1 mo. USD LIBOR + 2.750%	95,000
363,167	Coty, Inc. 3.17%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	291,896
349,452	Harbor Freight Tools USA, Inc. 3.25%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	329,858
950,000	PetSmart, Inc. 5.00%, 03/11/2022, 1 mo. USD LIBOR + 4.000%	920,313
157,200	Rodan & Fields LLC 6.25%, 06/16/2025, 1 mo. USD LIBOR + 3.000%	75,063
356,771	Staples, Inc. 6.02%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	283,037
304,940	U.S. Foods, Inc. 2.15%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	280,307

		2,762,779

	Semiconductors - 0.0%
169,593	Microchip Technology, Inc. 2.41%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	162,597

	Software - 0.2%
100,000	AI Convoy (Luxembourg) S.a.r.l. 4.65%, 01/17/2027, 1 mo. USD LIBOR + 3.500%	94,167
449,132	Almonde, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	388,374
344,115	CCC Information Services, Inc. 3.75%, 04/29/2024, 1 mo. USD LIBOR + 2.750%	326,049
572,817	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	550,620
325,000	DCert Buyer, Inc. 4.40%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	304,957
151,343	Epicor Software Corp. 3.66%, 06/01/2022, 1 mo. USD LIBOR + 3.250%	145,786
219,073	Hyland Software, Inc. 4.00%, 07/01/2024, 1 mo. USD LIBOR + 3.250%(13)	209,353
322,812	Infor U.S., Inc. 3.75%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	316,624
478,938	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	472,951
246,250	Quest Software U.S. Holdings, Inc. 5.01%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	225,072
500,725	SS&C Technologies Holdings Europe S.a.r.l 2.15%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	480,563
58,632	SS&C Technologies, Inc. 2.15%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	56,293
129,350	Ultimate Software Group, Inc. 4.15%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	123,148
1,078,345	WEX, Inc. 2.65%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	1,011,487

		4,705,444

	Telecommunications - 0.1%
528,357	Altice France S.A. 4.50%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	486,543

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.2%(12) - (continued)
		Telecommunications - 0.1% - (continued)
	$164,588	CenturyLink, Inc. 2.65%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	$155,330
	190,000	LCPR Loan Financing LLC 5.81%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	185,725
	195,650	Level 3 Financing, Inc. 2.15%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	187,008
	320,000	T-Mobile USA, Inc. 0.00%, 04/01/2027, 1 mo. USD LIBOR + 1.750%(13)	317,885
	595,000	Telenet Financing USD LLC 2.81%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	564,631
	515,911	Univision Communications, Inc. 3.75%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	452,150
	157,600	Zacapa LLC 5.57%, 07/02/2025, 1 mo. USD LIBOR + 4.500%	154,645
		Zayo Group Holdings, Inc.
EUR	100,000	3.25%, 03/09/2027, 1 mo. EURIBOR + 3.250%	105,111
	$320,000	3.40%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	299,907

			2,908,935

		Transportation - 0.0%
EUR	100,000	Boluda Corp. Maritima S.L. 3.50%, 07/30/2026, 1 mo. EURIBOR + 3.500%	102,736

		Total Senior Floating Rate Interests (cost $59,722,526)	$52,521,964

U.S. GOVERNMENT AGENCIES - 43.9%
		Mortgage-Backed Agencies - 43.9%
		FHLMC - 5.2%
	$75,033	0.00%, 11/15/2036(16)(17)	$71,435
	18,674,807	0.29%, 10/25/2020(3)(5)	2,138
	10,122,908	0.64%, 01/25/2034(3)(5)	486,778
	18,131,462	0.74%, 03/25/2027(3)(5)	646,285
	11,872,170	1.13%, 01/25/2030(3)(5)	1,035,573
	1,605,257	1.75%, 10/15/2042	1,634,209
	2,305,000	2.34%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	1,957,571
	710,394	2.50%, 12/15/2026(5)	27,627
	725,745	2.50%, 03/15/2028(5)	40,986
	567,543	2.50%, 05/15/2028(5)	37,479
	3,725,081	2.50%, 12/15/2042	3,865,563
	5,031,565	2.84%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	4,584,357
	1,411,006	3.00%, 03/15/2028(5)	89,901
	902,268	3.00%, 08/01/2029	961,171
	662,887	3.00%, 05/15/2032(5)	36,120
	476,825	3.00%, 03/15/2033(5)	48,134
	4,734,847	3.00%, 04/01/2033	5,000,405
	3,750,217	3.00%, 11/01/2036	3,971,542
	3,377,784	3.00%, 01/01/2037	3,577,110
	4,050,000	3.00%, 08/15/2043	4,318,855
	6,108,521	3.00%, 11/01/2046	6,539,190
	17,712,648	3.00%, 12/01/2046	18,771,448
	963,858	3.25%, 11/15/2041	1,043,438
	873,037	3.40%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	756,649
	662,798	3.50%, 06/15/2026(5)	24,412
	290,387	3.50%, 09/15/2026(5)	19,723
	451,833	3.50%, 03/15/2027(5)	28,432
	1,982,177	3.50%, 08/01/2034	2,127,667
	2,338,817	3.50%, 03/15/2041(5)	150,933
	3,112,259	3.50%, 01/15/2043(5)	467,114
	834,942	3.50%, 06/01/2046	893,765
	4,536,300	3.50%, 10/01/2047	4,821,234
	7,450,567	3.50%, 01/01/2048	7,918,500
	2,763,945	3.50%, 03/01/2048	3,006,645

The accompanying notes are an integral part of these financial statements.

136

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 43.9% - (continued)
	Mortgage-Backed Agencies - 43.9% - (continued)
	FHLMC - 5.2% - (continued)
$507,382	3.50%, 04/01/2048	$538,999
7,848,921	3.50%, 08/01/2048	8,295,844
1,430,385	4.00%, 08/01/2025	1,511,688
259,613	4.00%, 08/15/2026(5)	16,018
1,451,696	4.00%, 07/15/2027(5)	95,974
1,893,949	4.00%, 03/15/2028(5)	135,060
457,317	4.00%, 06/15/2028(5)	34,291
1,202,867	4.00%, 07/15/2030(5)	120,015
881,616	4.00%, 11/15/2040	1,016,560
1,957,099	4.00%, 05/01/2042	2,138,902
521,935	4.00%, 08/01/2042	571,281
741,171	4.00%, 09/01/2042	811,250
132,143	4.00%, 07/01/2044	142,724
898,637	4.00%, 02/01/2046	975,228
461,232	4.00%, 09/01/2048	492,246
8,067,776	4.00%, 12/01/2049	8,587,215
322,877	4.50%, 02/01/2039	357,749
3,407,691	4.50%, 05/01/2042	3,781,750
487,389	4.50%, 09/01/2044	536,512
1,416,769	4.75%, 07/15/2039	1,609,745
80,144	5.00%, 03/01/2024	86,867
107,542	5.00%, 02/01/2028	116,598
100,878	5.00%, 04/01/2028	109,454
207,519	5.00%, 01/01/2030	227,143
6,711	5.00%, 09/01/2031	7,279
743,388	5.00%, 09/15/2033(5)	134,336
8,043	5.00%, 07/01/2035	9,183
151,946	5.00%, 04/01/2038	172,610
315,633	5.00%, 09/01/2039	359,633
452,989	5.00%, 01/01/2040	516,149
153,930	5.00%, 08/01/2040	175,912
8,606	5.00%, 02/01/2041	9,837
298,086	5.00%, 04/01/2044	340,065
1,205,960	5.00%, 03/01/2047	1,315,268
606,603	5.00%, 04/01/2047	661,083
401,492	5.00%, 06/01/2047	436,942
61,435	5.00%, 11/01/2047	68,082
1,105,587	5.00%, 02/15/2048(5)	189,226
846,531	5.00%, 09/01/2048	920,403
446,188	5.00%, 10/01/2048	484,968
950,483	5.00%, 03/01/2049	1,032,347
653,071	5.50%, 04/15/2036(5)	128,015
7,226	5.50%, 11/01/2037	8,259
825	5.50%, 02/01/2038	941
32,846	5.50%, 04/01/2038	37,499
32,491	5.50%, 06/01/2038	37,105
1,761,366	5.50%, 08/01/2038	2,012,613
89,752	5.50%, 05/01/2040	102,499
365,280	5.50%, 08/01/2040	416,954
356,892	5.50%, 06/01/2041	407,655
2,697,147	5.50%, 10/15/2046(5)	579,366
1,351,701	5.50%, 12/15/2046(5)	231,388
72,827	6.00%, 01/01/2023	76,104
26,422	6.00%, 11/01/2032	29,362
96,352	6.00%, 11/01/2033	111,299
71,720	6.00%, 02/01/2034	82,845
107,025	6.00%, 07/01/2034	123,617
33,840	6.00%, 08/01/2034	39,033
47,940	6.00%, 09/01/2034	54,978
26,684	6.00%, 01/01/2035	29,858
29,259	6.00%, 03/01/2035	33,797
21,088	6.00%, 05/01/2038	23,435
116,586	6.00%, 06/01/2038	131,600
464,310	6.00%, 05/15/2039	540,351
482,195	6.50%, 07/15/2036	558,834

		123,902,232

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 43.9% - (continued)
	Mortgage-Backed Agencies - 43.9% - (continued)
	FNMA - 6.3%
$79,253	0.00%, 03/25/2036(16)(17)	$72,016
658,745	0.00%, 06/25/2036(16)(17)	615,000
9,202,509	0.35%, 01/25/2030(3)(5)	222,433
11,569,345	1.57%, 05/25/2029(3)(5)	1,181,932
1,963,092	1.75%, 12/25/2042	2,002,938
1,315,129	2.00%, 09/25/2039	1,348,587
971,992	2.00%, 08/25/2043	991,249
1,884,762	2.11%, 05/25/2046(3)(5)	96,868
1,788,406	2.12%, 04/25/2055(3)(5)	110,126
1,396,190	2.20%, 06/25/2055(3)(5)	81,203
1,568,430	2.22%, 08/25/2044(3)(5)	74,389
3,321,080	2.49%, 07/25/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	3,025,416
459,924	2.50%, 06/25/2028(5)	27,509
359,643	2.50%, 01/01/2043	375,532
1,955,874	2.50%, 02/01/2043	2,049,324
1,698,640	2.50%, 03/01/2043	1,779,797
895,548	2.50%, 04/01/2043	938,338
384,805	2.50%, 06/01/2043	403,102
654,648	2.50%, 08/01/2043	685,929
257,199	2.55%, 07/25/2044	267,016
1,253,014	3.00%, 02/25/2027(5)	64,737
436,193	3.00%, 09/25/2027(5)	29,223
2,606,614	3.00%, 01/25/2028(5)	166,253
670,571	3.00%, 01/01/2030	708,420
9,236,000	3.00%, 04/25/2033	660,951
3,298,688	3.00%, 03/01/2037	3,501,462
1,402,184	3.00%, 05/25/2047	1,451,140
5,250,581	3.00%, 09/25/2047	5,598,382
4,170,952	3.00%, 06/25/2048	4,447,686
5,288,363	3.00%, 08/25/2048	5,538,268
3,953,112	3.00%, 10/25/2048	4,247,158
3,753,690	3.00%, 08/25/2049	4,021,485
246,274	3.24%, 12/01/2026	273,956
633,000	3.30%, 12/01/2026	705,156
531,443	3.41%, 11/01/2024	581,870
1,301,052	3.50%, 05/25/2027(5)	93,580
805,291	3.50%, 10/25/2027(5)	59,792
789,178	3.50%, 05/25/2030(5)	67,426
285,899	3.50%, 08/25/2030(5)	23,452
630,803	3.50%, 02/25/2031(5)	41,708
4,362,058	3.50%, 08/25/2033(5)	451,095
587,641	3.50%, 09/25/2035(5)	63,855
1,265,541	3.50%, 10/01/2044	1,376,964
1,366,206	3.50%, 02/01/2045	1,469,222
2,635,340	3.50%, 09/01/2046	2,809,473
1,306,193	3.50%, 10/01/2046	1,392,427
647,221	3.50%, 10/25/2046(5)	98,867
932,549	3.50%, 11/01/2046	1,014,785
1,144,812	3.50%, 09/01/2047	1,245,316
4,237,449	3.50%, 11/25/2047	4,507,507
4,616,739	3.50%, 12/01/2047	4,930,257
4,863,607	3.50%, 01/01/2048	5,165,124
864,722	3.50%, 02/01/2048	933,535
1,262,061	3.50%, 02/25/2048	1,321,440
7,564,899	3.50%, 09/01/2057	8,187,972
3,977,423	3.50%, 05/01/2058	4,305,016
4,265,886	3.50%, 12/25/2058	4,666,561
431,063	4.00%, 06/01/2025	455,549
1,693,487	4.00%, 05/25/2027(5)	113,969
1,587,839	4.00%, 01/25/2038(5)	193,910
2,394,667	4.00%, 10/01/2040	2,620,068
1,044,159	4.00%, 11/01/2040	1,142,660
769,789	4.00%, 12/01/2040	841,936

The accompanying notes are an integral part of these financial statements.

137

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 43.9% - (continued)
	Mortgage-Backed Agencies - 43.9% - (continued)
	FNMA - 6.3% - (continued)
$376,926	4.00%, 02/01/2041	$412,384
886,662	4.00%, 03/01/2041	969,748
2,744,405	4.00%, 06/01/2041	2,988,041
349,074	4.00%, 03/25/2042(5)	35,630
2,334,131	4.00%, 05/25/2042(5)	291,602
348,711	4.00%, 08/01/2042	381,549
784,456	4.00%, 09/01/2042	858,321
199,759	4.00%, 11/25/2042(5)	29,222
172,906	4.00%, 03/01/2045	188,369
931,541	4.00%, 07/01/2045	1,031,501
380,819	4.00%, 05/01/2046	412,160
957,332	4.00%, 06/01/2046	1,035,186
1,069,449	4.00%, 04/01/2047	1,183,763
4,189,362	4.00%, 10/01/2047	4,515,015
6,247,437	4.00%, 07/01/2048	6,648,175
3,053,768	4.00%, 09/01/2048	3,257,021
3,285,675	4.00%, 02/01/2049	3,499,878
234,299	4.50%, 08/01/2024	250,690
16,585	4.50%, 04/01/2025	17,750
325,213	4.50%, 07/25/2027(5)	23,747
661,906	4.50%, 09/01/2035	726,626
178,783	4.50%, 08/01/2040	198,871
1,942,577	4.50%, 10/01/2040	2,158,268
860,896	4.50%, 10/01/2041	955,808
3,277,431	4.50%, 08/25/2043(5)	517,007
764,093	4.50%, 09/01/2043	847,066
5,247,744	4.50%, 01/01/2051	5,853,605
59,866	5.00%, 01/01/2022	62,796
196,661	5.00%, 04/25/2038	218,623
3,284,895	5.00%, 12/25/2043(5)	345,048
2,563,453	5.00%, 02/01/2049	2,785,763
1,081,623	5.00%, 03/01/2049	1,175,818
66,690	5.00%, 04/01/2049	72,474
153,646	5.47%, 05/25/2042(3)(5)	14,870
46	5.50%, 05/01/2020	46
123,793	5.50%, 06/01/2022	127,693
118,926	5.50%, 06/01/2033	134,844
484,856	5.50%, 07/01/2033	549,663
31,269	5.50%, 08/01/2033	34,869
1,697,351	5.50%, 11/01/2035	1,940,977
403,658	5.50%, 04/01/2036	461,385
359,947	5.50%, 04/25/2037	421,173
687,531	5.50%, 11/01/2037	783,800
3,254,218	5.50%, 11/25/2040(5)	577,563
898,739	5.50%, 06/25/2042(5)	198,008
1,426,180	5.50%, 09/25/2044(5)	314,954
936,498	5.50%, 07/25/2045(5)	189,066
8,998	6.00%, 11/01/2031	9,995
133,993	6.00%, 12/01/2032	151,339
165,529	6.00%, 03/01/2033	190,197
352,047	6.00%, 02/01/2037	405,715
226,246	6.00%, 12/01/2037	260,408
133,002	6.00%, 03/01/2038	153,584
98,412	6.00%, 10/01/2038	113,123
2,096,901	6.00%, 01/25/2042(5)	349,320
1,330,482	6.00%, 09/25/2047(5)	310,355
2,038	7.50%, 12/01/2029	2,149
10,732	7.50%, 03/01/2030	12,989
11,304	7.50%, 09/01/2031	11,636

		149,605,563

	GNMA - 14.8%
1,452,168	1.75%, 09/20/2043	1,482,628
566,500	2.00%, 10/20/2040	575,519
1,462,701	2.00%, 01/20/2042	1,515,434

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 43.9% - (continued)
	Mortgage-Backed Agencies - 43.9% - (continued)
	GNMA - 14.8% - (continued)
$1,255,198	2.50%, 12/16/2039	$1,314,302
2,185,081	2.50%, 07/20/2041	2,283,848
73,450,000	2.50%, 05/20/2050(18)	77,547,133
42,900,000	2.50%, 06/22/2050(18)	45,179,062
604,886	3.00%, 09/20/2028(5)	44,793
150,785	3.00%, 11/15/2042	162,022
444,921	3.00%, 02/16/2043(5)	57,663
148,923	3.00%, 06/15/2043	158,946
123,233	3.00%, 07/15/2043	131,411
166,035	3.00%, 10/15/2044	176,889
211,149	3.00%, 02/15/2045	224,847
98,642	3.00%, 03/15/2045	105,151
542,964	3.00%, 04/15/2045	578,602
109,736	3.00%, 06/15/2045	116,819
4,073,061	3.00%, 07/15/2045	4,335,453
1,186,735	3.00%, 10/20/2047	1,252,809
29,066,923	3.00%, 01/20/2050	30,976,780
26,375,000	3.00%, 05/20/2050(18)	28,076,625
245,279	3.50%, 02/16/2027(5)	17,773
620,002	3.50%, 03/20/2027(5)	50,339
644,025	3.50%, 07/20/2040(5)	46,175
939,150	3.50%, 02/20/2041(5)	59,340
1,695,357	3.50%, 04/20/2042(5)	114,288
406,043	3.50%, 05/15/2042	439,652
2,616,474	3.50%, 10/20/2042(5)	395,764
1,018,514	3.50%, 12/15/2042	1,090,617
1,047,505	3.50%, 03/15/2043	1,131,656
904,987	3.50%, 04/15/2043	972,336
2,825,484	3.50%, 05/15/2043	3,035,589
330,990	3.50%, 05/20/2043(5)	53,042
1,237,244	3.50%, 07/20/2043(5)	137,926
7,602,005	3.50%, 08/20/2047	8,115,166
1,731,264	3.50%, 03/20/2048	1,844,151
8,444,431	3.50%, 11/20/2049	8,970,836
31,397,000	3.50%, 05/20/2050(18)	33,305,349
170,478	4.00%, 12/16/2026(5)	13,087
2,414,958	4.00%, 05/20/2029(5)	191,596
1,894,262	4.00%, 09/20/2040	2,095,319
236,495	4.00%, 10/20/2040	258,362
549,142	4.00%, 12/20/2040	606,789
224,174	4.00%, 05/16/2042(5)	29,624
499,332	4.00%, 03/20/2043(5)	79,940
175,517	4.00%, 01/20/2044(5)	30,103
3,999,914	4.00%, 08/20/2045	4,349,842
1,754,781	4.00%, 03/20/2047(5)	227,743
2,746,614	4.00%, 07/20/2047(5)	273,316
948,014	4.00%, 11/20/2047	1,029,920
3,984,726	4.00%, 03/20/2048	4,297,087
7,674,118	4.00%, 07/20/2048	8,188,270
31,975,000	4.00%, 05/20/2050(18)	34,015,873
26,778	4.50%, 07/15/2033	29,292
85,534	4.50%, 05/15/2040	95,383
455,309	4.50%, 06/15/2041	503,492
1,176,776	4.50%, 06/20/2044	1,292,150
998,701	4.50%, 10/20/2044	1,096,592
745,940	4.50%, 04/20/2045(5)	125,832
1,745,242	4.50%, 05/20/2045	296,430
4,799,307	4.50%, 08/20/2045	775,712
897,976	4.50%, 01/20/2046	985,703
3,139,578	4.50%, 12/16/2046(5)	482,930
4,411,559	4.50%, 01/20/2047(5)	541,829
3,421,461	4.50%, 05/20/2048(5)	368,741
17,760,000	4.50%, 05/20/2050(18)	19,000,425
2,069,058	5.00%, 02/16/2040(5)	378,313
655,736	5.00%, 06/15/2041	737,290

The accompanying notes are an integral part of these financial statements.

138

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 43.9% - (continued)
	Mortgage-Backed Agencies - 43.9% - (continued)
	GNMA - 14.8% - (continued)
$783,410	5.00%, 10/16/2041(5)	$128,306
1,028,006	5.00%, 03/15/2044	1,155,141
1,488,628	5.00%, 06/20/2046(5)	201,460
484,678	5.00%, 01/16/2047(5)	92,787
5,200,000	5.00%, 05/20/2050(18)	5,667,407
415,092	5.50%, 05/15/2033	472,892
31,722	5.50%, 06/15/2035	35,579
44,242	5.50%, 04/15/2038	48,407
1,510,462	5.50%, 03/20/2039(5)	273,235
1,376,275	5.50%, 02/16/2047(5)	248,938
844,250	5.50%, 02/20/2047(5)	134,199
1,000,000	5.50%, 05/20/2050(18)	1,087,656
1,553,603	5.85%, 07/20/2039(3)(5)	279,266
62,970	6.00%, 02/15/2029	69,868
96,129	6.00%, 11/15/2032	109,467
109,742	6.00%, 02/15/2033	121,881
22,371	6.00%, 07/15/2033	24,895
35,957	6.00%, 10/15/2034	39,946
220,163	6.00%, 03/15/2036	249,185
3,445	6.00%, 05/15/2036	3,879
94,676	6.00%, 10/15/2036	108,089
49,894	6.00%, 01/15/2037	56,781
105,948	6.00%, 02/15/2037	120,977
180,856	6.00%, 06/15/2037	206,074
71,723	6.00%, 11/15/2037	80,239
46,467	6.00%, 06/15/2038	51,763
96,961	6.00%, 08/15/2038	110,484
198,112	6.00%, 10/15/2038	222,924
131,168	6.00%, 11/15/2038	149,761
78,348	6.00%, 12/15/2038	87,749
62,200	6.00%, 01/15/2039	70,203
2,664	6.00%, 03/15/2039	2,959
151,280	6.00%, 04/15/2039	168,147
238,724	6.00%, 08/15/2039	265,594
5,778	6.00%, 09/15/2039	6,414
32,996	6.00%, 11/15/2039	37,178
11,305	6.00%, 06/15/2040	12,554
1,832,211	6.00%, 09/20/2040(5)	343,120
128,781	6.00%, 12/15/2040	146,574
410,607	6.00%, 06/15/2041	468,254
1,329,298	6.00%, 02/20/2046(5)	290,479
12,658	6.50%, 09/15/2028	14,108
1,970	6.50%, 10/15/2028	2,158
4,275	6.50%, 12/15/2028	4,785
35,771	6.50%, 05/15/2029	41,949
61,614	6.50%, 08/15/2031	69,483
3,368	6.50%, 09/15/2031	3,690
35,629	6.50%, 10/15/2031	40,084
120,318	6.50%, 11/15/2031	136,723
24,438	6.50%, 01/15/2032	27,841
16,048	6.50%, 03/15/2032	17,852
6,016	6.50%, 04/15/2032	6,715

		352,289,819

	UMBS - 17.6%
3,200,000	2.00%, 05/18/2035(18)	3,299,750
1,800,000	2.00%, 05/13/2050(18)	1,835,789
3,060,000	2.00%, 06/11/2050(18)	3,114,693
22,980,000	2.50%, 05/18/2035(18)	24,027,565
140,820,000	2.50%, 05/13/2050(18)	146,678,332
13,935,000	3.00%, 05/18/2035(18)	14,694,893
115,761,000	3.00%, 05/13/2050(18)	122,204,727
56,509,000	3.50%, 05/13/2050(18)	59,710,278
16,362,500	4.00%, 05/13/2050(18)	17,427,964

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 43.9% - (continued)
	Mortgage-Backed Agencies - 43.9% - (continued)
	UMBS - 17.6% - (continued)
$24,115,000	4.50%, 05/13/2050(18)	$25,998,984

		418,992,975

	Total U.S. Government Agencies (cost $1,029,048,757)	$1,044,790,589

U.S. GOVERNMENT SECURITIES - 18.3%
	U.S. Treasury Securities - 18.3%
	U.S. Treasury Bonds - 10.5%
3,660,661	1.00%, 02/15/2048(19)	$4,826,823
18,100,000	2.50%, 02/15/2046(20)(21)	22,970,031
23,034,000	2.88%, 11/15/2046(22)	31,392,823
9,040,000	3.00%, 02/15/2048	12,690,606
985,000	3.13%, 02/15/2043	1,357,453
55,100,000	3.13%, 08/15/2044(20)	76,688,008
16,140,000	3.13%, 05/15/2048	23,201,880
53,695,000	3.38%, 05/15/2044(20)	77,446,648

		250,574,272

	U.S. Treasury Notes - 7.8%
11,837,362	0.38%, 01/15/2027(19)	12,430,734
3,439,408	0.50%, 01/15/2028(19)	3,674,441
14,450,634	0.63%, 01/15/2026(19)	15,246,866
9,854,343	0.88%, 01/15/2029(19)	10,969,814
2,790,721	1.00%, 02/15/2049(19)	3,730,088
25,270,000	1.63%, 02/15/2026	26,972,764
30,750,000	2.38%, 08/15/2024(20)	33,428,613
25,788,000	2.63%, 02/15/2029	30,283,775
30,700,000	2.88%, 08/15/2028	36,427,469
10,320,000	3.13%, 11/15/2028	12,508,163

		185,672,727

	Total U.S. Government Securities (cost $366,180,603)	$436,246,999

COMMON STOCKS - 0.0%
	Energy - 0.0%
38,914	Ascent Resources - Marcellus LLC Class A*(23)(24)	$28,213
13,623	Philadelphia Energy Solutions Class A*	858
8,492	Templar Energy LLC Class A*	85

		29,156

	Total Common Stocks (cost $312,530)	$29,156

PREFERRED STOCKS - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 3.50%(2)(9)	$367,276

	Total Preferred Stocks (cost $332,990)	$367,276

WARRANTS - 0.0%
	Energy - 0.0%
10,075	Ascent Resources - Marcellus LLC Expires 3/30/23*(23)(24)	$50

	Total Warrants (cost $806)	$50

	Total Long-Term Investments (cost $2,913,157,326)	$3,002,636,558

The accompanying notes are an integral part of these financial statements.

139

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.0%
	Certificates of Deposit - 0.0%
$440,000	Credit Agricole Corporate and Investment Bank 1.60%, 09/24/2020, 3 mo. USD LIBOR + 0.400%(2)	$440,085

	Commercial Paper - 0.3%
350,000	AT&T, Inc. 1.48%, 12/18/2020	346,538
365,000	Bank of China Ltd. 1.78%, 05/11/2020	364,804
250,000	BAT International Finance plc 1.43%, 06/01/2020	249,688
	Boeing Co.
585,000	1.63%, 06/03/2020	584,115
1,020,000	1.65%, 07/01/2020	1,015,608
250,000	1.92%, 07/31/2020	248,395
250,000	CNPC Finance 1.87%, 05/22/2020	249,719
680,000	Electricite de France S.A. 1.63%, 05/12/2020	679,636
550,000	General Electric Co. 1.86%, 06/02/2020	549,076
250,000	General Motors Financial Co., Inc. 1.81%, 05/15/2020	249,814
	Intesa Funding LLC
460,000	1.89%, 08/14/2020	458,808
400,000	2.20%, 06/08/2020	399,063
	Nissan Motor Acceptance Corp.
250,000	1.40%, 01/29/2021	242,908
400,000	1.93%, 10/15/2020	393,467
250,000	VW CR, Inc. 1.51%, 08/11/2020	248,661

		6,280,300

	Other Investment Pools & Funds - 3.4%
80,321,694	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(25)	80,321,694

	Securities Lending Collateral - 0.3%
354,016	Citibank NA DDCA, 0.04%, 5/1/2020(25)	354,016
3,254,480	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(25)	3,254,480
1,977,385	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(25)	1,977,385
1,480,403	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(25)	1,480,403

		7,066,284

	Total Short-Term Investments (cost $94,116,922)	$94,108,363

Total Investments Excluding Purchased Options (cost $3,007,274,248)	130.2%	$3,096,744,921

Total Purchased Options (cost $1,330,402)	0.1%	$1,353,493

Total Investments (cost $3,008,604,650)	130.3%	$3,098,098,414
Other Assets and Liabilities	(30.3)%	(719,529,631)

Total Net Assets	100.0%	$2,378,568,783

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $610,348,953, representing 25.7% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	Securities disclosed are interest-only strips.

(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $29,226,480, representing 1.2% of net assets.

(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(10)	The rate shown represents current yield to maturity.

(11)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $11,780,000 at April 30, 2020.

(12)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2020.

(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(14)

This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2020, the aggregate value of the unfunded commitment was $196,009, which rounds to 0.0% of total net assets.

The accompanying notes are an integral part of these financial statements.

140

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

(15)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(16)	Securities disclosed are principal-only strips.

(17)	Security is a zero-coupon bond.

(18)	Represents or includes a TBA transaction.

(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(20)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2020, the market value of securities pledged was $18,006,711.

(21)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2020, the market value of securities pledged was $5,374,480.
(22)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2020, the market value of securities pledged was $17,604,458.

(23)	Investment valued using significant unobservable inputs.

(24)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of these securities was $28,263, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(25)	Current yield as of period end.

OTC Swaption Contracts Outstanding at April 30, 2020
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 02/24/60 *	DEUT	1.31%	Pay	02/28/30	USD	1,237,000	1,237,000	$313,827	$215,898	$97,929
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Pay	08/02/27	USD	731,000	731,000	332,313	75,074	257,239
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 09/24/59 *	DEUT	1.85%	Pay	09/20/29	USD	1,100,000	1,100,000	381,920	179,850	202,070

Total Calls								$1,028,060	$470,822	$557,238

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 02/24/60 *	DEUT	1.31%	Receive	02/28/30	USD	1,237,000	1,237,000	$172,314	$215,897	$(43,583)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	BOA	1.70%	Pay	11/23/20	USD	12,750,000	12,750,000	16,524	319,387	(302,863)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Receive	08/02/27	USD	731,000	731,000	35,307	144,446	(109,139)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 09/24/59 *	DEUT	1.85%	Receive	09/20/29	USD	1,100,000	1,100,000	$101,288	179,850	$(78,562)

Total Puts								$325,433	$859,580	$(534,147)

Total purchased OTC swaption contracts								$1,353,493	$1,330,402	$23,091

*	Swaptions with forward premiums.

OTC Swaption Contracts Outstanding at April 30, 2020
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
CDX.NA.IG.34	MSC	105.00%	Pay	05/20/20	USD	(177,015,000)	177,015,000	$(1,663,881)	$(1,256,807)	$(407,074)
CDX.NA.IG.34	GSC	95.00%	Pay	05/20/20	USD	(91,275,000)	91,275,000	(498,894)	(424,429)	(74,465)

The accompanying notes are an integral part of these financial statements.

141

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

OTC Swaption Contracts Outstanding at April 30, 2020 – (continued)
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts – (continued):
Calls – (continued)
CDX.NA.IG.34	MSC	95.00%	Pay	05/20/20	USD	(86,675,000)	86,675,000	$(473,751)	$(658,730)	$184,979
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 04/06/51	BOA	0.90%	Pay	03/31/21	USD	(1,024,000)	1,024,000	(78,940)	(87,296)	8,356

Total Calls								$(2,715,466)	$(2,427,262)	$(288,204)

Written swaption contracts:
Puts
CDX.NA.IG.34	MSC	105.00%	Receive	05/20/20	USD	(177,015,000)	177,015,000	$(196,758)	$(654,956)	$458,198
CDX.NA.IG.34	GSC	95.00%	Receive	05/20/20	USD	(91,275,000)	91,275,000	(191,679)	(223,624)	31,945
CDX.NA.IG.34	MSC	95.00%	Receive	05/20/20	USD	(86,675,000)	86,675,000	(182,019)	(372,702)	190,683
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 04/06/51	BOA	0.90%	Receive	03/31/21	USD	(1,024,000)	1,024,000	(65,628)	(87,296)	21,668

Total Puts								$(636,084)	$(1,338,578)	$702,494

Total written OTC swaption contracts								$(3,351,550)	$(3,765,840)	$414,290

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian Government 10-Year Bond Future	76	06/19/2020	$8,156,644	$30,787
U.S. Treasury 2-Year Note Future	1,042	06/30/2020	229,687,735	122,592
U.S. Treasury 5-Year Note Future	545	06/30/2020	68,388,984	513,189
U.S. Treasury 10-Year Note Future	482	06/19/2020	67,028,125	155,493

Total				$822,061

Short position contracts:
Euro-BUXL 30-Year Bond Future	10	06/08/2020	$2,402,103	$(9,215)
U.S. Treasury 10-Year Ultra Future	544	06/19/2020	85,425,000	(5,304,439)
U.S. Treasury Long Bond Future	117	06/19/2020	21,180,656	(73,466)
U.S. Treasury Ultra Bond Future	148	06/19/2020	33,267,625	(393,337)

Total				$(5,780,457)

Total futures contracts				$(4,958,396)

TBA Sale Commitments Outstanding at April 30, 2020
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
GNMA II, 2.50%	$17,625,000	05/20/2050	$(18,608,144)	$22,026
GNMA II, 3.00%	625,000	05/20/2050	(665,323)	(1,065)
UMBS, 5.50%	5,650,000	05/13/2050	(6,198,227)	(11,477)
UMBS, 5.00%	1,288,500	05/13/2050	(1,400,443)	(24,263)

Total TBA sale commitments (proceeds receivable $26,857,358)			$(26,872,137)	$(14,779)

At April 30, 2020, the aggregate market value of TBA Sale Commitments represents (1.1)% of total net assets.

The accompanying notes are an integral part of these financial statements.

142

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2020
Reference Entity	Counterparty	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	CSI	USD	1,794	(0.18%)	07/25/45	Monthly	$27	$—	$38	$11
ABX.HE.AAA.07	GSC	USD	151,537	(0.09%)	08/25/37	Monthly	31,882	—	8,332	(23,550)
ABX.HE.AAA.07	GSC	USD	663,732	(0.09%)	08/25/37	Monthly	140,362	—	36,495	(103,867)
ABX.HE.AAA.07	CSI	USD	1,439,601	(0.09%)	08/25/37	Monthly	350,048	—	79,156	(270,892)
ABX.HE.PENAAA.06	MSC	USD	189,966	(0.11%)	05/25/46	Monthly	20,716	—	17,093	(3,623)
ABX.HE.PENAAA.06	JPM	USD	627,747	(0.11%)	05/25/46	Monthly	68,293	—	56,486	(11,807)
ABX.HE.PENAAA.06	GSC	USD	506,447	(0.11%)	05/25/46	Monthly	124,513	—	45,571	(78,942)
PrimeX.ARM.2 (23)	MSC	USD	103,580	(4.58%)	12/25/37	Monthly	—	(217)	(79)	138

Total							$735,841	$(217)	$243,092	$(492,532)

Sell protection:
ABX.HE.AAA.06	MSC	USD	1,794	0.18%	07/25/45	Monthly	$—	$—	$(38)	$(38)
ABX.HE.AAA.07	MSC	USD	151,537	0.09%	08/25/37	Monthly	1,308	—	(8,332)	(9,640)
ABX.HE.AAA.07	MSC	USD	663,731	0.09%	08/25/37	Monthly	5,693	—	(36,495)	(42,188)
ABX.HE.AAA.07	MSC	USD	1,439,600	0.09%	08/25/37	Monthly	12,428	—	(79,156)	(91,584)
ABX.HE.PENAAA.06	BCLY	USD	1,324,162	0.11%	05/25/46	Monthly	—	(32,251)	(119,154)	(86,903)
CMBX.NA.BB.6	GSC	USD	243,000	5.00%	05/11/63	Monthly	—	(41,855)	(125,168)	(83,313)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(314,334)	(942,621)	(628,287)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(314,334)	(942,621)	(628,287)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(314,334)	(942,621)	(628,287)
CMBX.NA.BB.6	CSI	USD	1,835,000	5.00%	05/11/63	Monthly	—	(315,193)	(945,196)	(630,003)
CMBX.NA.BB.6	CSI	USD	2,680,000	5.00%	05/11/63	Monthly	—	(526,292)	(1,380,450)	(854,158)
CMBX.NA.BB.8	CSI	USD	530,000	5.00%	10/17/57	Monthly	—	(137,211)	(344,390)	(207,179)
CMBX.NA.BB.8	GSC	USD	890,000	5.00%	10/17/57	Monthly	—	(243,444)	(578,315)	(334,871)
CMBX.NA.BB.8	MSC	USD	1,270,000	5.00%	10/17/57	Monthly	—	(337,571)	(825,235)	(487,664)
CMBX.NA.BB.8	MSC	USD	1,485,000	5.00%	10/17/57	Monthly	—	(395,296)	(964,941)	(569,645)
CMBX.NA.BB.8	GSC	USD	1,625,000	5.00%	10/17/57	Monthly	—	(418,794)	(1,055,912)	(637,118)
CMBX.NA.BB.8	GSC	USD	2,890,000	5.00%	10/17/57	Monthly	—	(669,919)	(1,877,898)	(1,207,979)
CMBX.NA.BB.8	MSC	USD	3,099,000	5.00%	10/17/57	Monthly	—	(802,348)	(2,013,704)	(1,211,356)
CMBX.NA.BBB-.6	MSC	USD	360,000	3.00%	05/11/63	Monthly	—	(29,612)	(117,017)	(87,405)
CMBX.NA.BBB-.6	CSI	USD	815,000	3.00%	05/11/63	Monthly	—	(108,909)	(264,913)	(156,004)
CMBX.NA.BBB-.6	DEUT	USD	1,270,000	3.00%	05/11/63	Monthly	—	(181,810)	(412,810)	(231,000)
CMBX.NA.BBB-.6	GSC	USD	2,790,000	3.00%	05/11/63	Monthly	—	(296,710)	(907,113)	(610,403)
CMBX.NA.BBB-.6	MSC	USD	3,725,000	3.00%	05/11/63	Monthly	—	(527,676)	(1,210,800)	(683,124)
PrimeX.ARM.2*	JPM	USD	103,580	4.58%	12/25/37	Monthly	3,594	—	79	(3,515)

Total							$23,023	$(6,007,893)	$(16,094,821)	$(10,109,951)

Total OTC credit default swap contracts							$758,864	$(6,008,110)	$(15,851,729)	$(10,602,483)

*	See Note 20 following the schedule of investments.

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2020
Reference Entity	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.33.V1	USD	39,380,000	(1.00%)	06/20/2025	Quarterly	$(4,663,644)	$(4,215,309)	$448,335
CDX.NA.HY.34.V1	USD	15,885,000	(5.00%)	06/20/2025	Quarterly	785,155	740,846	(44,309)
CDX.NA.IG.33.V1	USD	22,815,000	(1.00%)	12/20/2024	Quarterly	541,714	184,719	(356,995)

Total centrally cleared credit default swap contracts						$(3,336,775)	$(3,289,744)	$47,031

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

143

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2020
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	1.00% Fixed	USD	6,875,000	09/29/26	Annual	$133,704	$—	$(331,016)	$(464,720)
12 Mo. Federal Funds Rate	1.62% Fixed	USD	10,705,000	11/14/26	Annual	—	—	(1,004,478)	(1,004,478)
3 Mo. USD LIBOR	2.00% Fixed	USD	12,225,000	03/21/23	Semi-Annual	33,274	—	(594,808)	(628,082)
3 Mo. USD LIBOR	1.51% Fixed	USD	13,805,000	04/09/24	Semi-Annual	—	—	(615,706)	(615,706)
3 Mo. USD LIBOR	2.36% Fixed	USD	24,530,000	04/09/24	Semi-Annual	—	—	(1,926,345)	(1,926,345)
3 Mo. USD LIBOR	2.36% Fixed	USD	25,205,000	04/09/24	Semi-Annual	—	—	(1,976,834)	(1,976,834)
3 Mo. USD LIBOR	1.71% Fixed	USD	3,750,000	10/29/29	Semi-Annual	—	—	(401,484)	(401,484)
3 Mo. USD LIBOR	1.72% Fixed	USD	7,275,000	10/29/29	Semi-Annual	—	—	(782,478)	(782,478)
3 Mo. USD LIBOR	1.72% Fixed	USD	12,100,000	10/29/29	Semi-Annual	—	—	(1,308,624)	(1,308,624)
3 Mo. USD LIBOR	1.76% Fixed	USD	5,480,000	10/30/29	Semi-Annual	—	—	(614,506)	(614,506)
3 Mo. USD LIBOR	0.83% Fixed	USD	12,400,000	03/20/30	Semi-Annual	—	—	(241,600)	(241,600)
3 Mo. USD LIBOR	2.75% Fixed	USD	15,675,000	12/20/47	Semi-Annual	—	(324,231)	(7,914,305)	(7,590,074)
3 Mo. USD LIBOR	2.88% Fixed	USD	227,000	12/31/48	Semi-Annual	—	—	(126,371)	(126,371)
3 Mo. USD LIBOR	2.38% Fixed	USD	885,000	05/31/49	Semi-Annual	—	—	(379,553)	(379,553)
3 Mo. USD LIBOR	0.76% Fixed	USD	335,000	03/13/50	Semi-Annual	—	—	4,926	4,926
3 Mo. USD LIBOR	0.90% Fixed	USD	179,000	03/24/50	Semi-Annual	—	—	(3,745)	(3,745)
3 Mo. USD LIBOR	0.90% Fixed	USD	179,000	03/24/50	Semi-Annual	—	—	(4,117)	(4,117)
3 Mo. USD LIBOR	0.95% Fixed	USD	255,000	03/24/50	Semi-Annual	—	—	(9,562)	(9,562)
3 Mo. USD LIBOR	0.85% Fixed	USD	80,000	03/30/50	Semi-Annual	—	—	699	699
3 Mo. USD LIBOR	0.81% Fixed	USD	335,000	03/31/50	Semi-Annual	—	—	1,442	1,442
3 Mo. USD LIBOR	0.85% Fixed	USD	96,000	04/01/50	Semi-Annual	7	—	711	704
3 Mo. USD LIBOR	0.84% Fixed	USD	99,000	04/20/50	Semi-Annual	36	—	(660)	(696)

Total centrally cleared interest rate swap contracts						$167,021	$(324,231)	$(18,228,414)	$(18,071,204)

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
21,858,000	AUD	13,826,978	USD	JPM	05/29/20	$418,262	$—
21,451,000	CAD	15,322,841	USD	BNP	05/29/20	88,438	—
51,660,000	EGP	3,033,470	USD	GSC	06/17/20	183,411	—
1,642,000	EUR	1,787,505	USD	MSC	06/17/20	13,636	—
4,831,000	EUR	5,306,840	USD	JPM	06/17/20	24,176	(31,801)
1,166,000	EUR	1,293,527	USD	GSC	06/17/20	—	(14,519)
662,000	GBP	781,066	USD	JPM	06/17/20	52,893	—
14,156,870	USD	21,436,000	AUD	RBS	05/29/20	186,655	—
264,684	USD	422,000	AUD	JPM	05/29/20	—	(10,341)
384,790	USD	500,000	CAD	HSBC	05/15/20	25,579	—
486,505	USD	645,000	CAD	BMO	05/22/20	23,117	—
312,324	USD	415,000	CAD	NAB	05/22/20	14,175	—
221,953	USD	295,000	CAD	GSC	05/22/20	10,016	—
174,039	USD	230,000	CAD	DEUT	05/22/20	8,800	—
15,814,412	USD	20,997,000	CAD	HSBC	05/29/20	729,305	—
322,094	USD	454,000	CAD	RBS	05/29/20	—	(4,078)
338,389	USD	450,000	CAD	HSBC	06/01/20	15,089	—
151,258	USD	200,000	CAD	RBS	07/02/20	7,553	—
135,721	USD	180,000	CAD	MSC	07/07/20	6,385	—
244,896	USD	320,000	CAD	JPM	08/14/20	14,941	—
226,199	USD	300,000	CAD	MSC	08/14/20	10,617	—
167,403	USD	220,000	CAD	CBK	08/14/20	9,309	—
250,725	USD	325,000	CAD	DEUT	08/28/20	17,169	—
129,295	USD	170,000	CAD	MSC	09/18/20	7,121	—
553,133	USD	735,000	CAD	CBK	11/25/20	24,822	—
332,035	USD	440,000	CAD	HSBC	11/25/20	15,768	—
3,188,889	USD	51,660,000	EGP	CBK	06/17/20	—	(27,992)
678,097	USD	605,000	EUR	JPM	05/14/20	14,933	—
2,827,372	USD	2,608,000	EUR	MSC	05/29/20	—	(32,240)
16,062,008	USD	14,343,000	EUR	DEUT	06/17/20	328,902	—
3,547,250	USD	3,255,000	EUR	JPM	06/22/20	—	(23,622)
190,261	USD	170,000	EUR	MSC	11/27/20	3,077	—
2,195,086	USD	1,750,000	GBP	BMO	06/17/20	—	(9,489)
219,766	USD	23,850,000	JPY	JPM	05/07/20	—	(2,496)

The accompanying notes are an integral part of these financial statements.

144

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2020 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
4,481,336	USD	490,000,000	JPY	MSC	05/11/20	$—	$(85,321)
4,471,207	USD	488,550,000	JPY	MSC	05/18/20	—	(82,388)
2,940,532	USD	327,750,000	JPY	MSC	05/26/20	—	(114,652)
4,590,866	USD	498,900,000	JPY	JPM	06/01/20	—	(60,072)
237,110	USD	25,000,000	JPY	JPM	06/08/20	4,021	—
453,007	USD	47,350,000	JPY	BNP	06/15/20	11,481	—
333,285	USD	34,950,000	JPY	SCB	06/22/20	7,345	—
2,318,930	USD	47,065,000	MXN	GSC	06/10/21	463,818	—

Total foreign currency contracts						$2,740,814	$(499,011)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$510,577,309	$—	$510,577,309	$—
Corporate Bonds	846,114,717	—	846,114,717	—
Foreign Government Obligations	71,657,153	—	71,657,153	—
Municipal Bonds	40,331,345	—	40,331,345	—
Senior Floating Rate Interests	52,521,964	—	52,521,964	—
U.S. Government Agencies	1,044,790,589	—	1,044,790,589	—
U.S. Government Securities	436,246,999	—	436,246,999	—
Common Stocks
Energy	29,156	—	943	28,213
Preferred Stocks	367,276	367,276	—	—
Warrants	50	—	—	50
Short-Term Investments	94,108,363	87,387,978	6,720,385	—
Purchased Options	1,353,493	—	1,353,493	—
Foreign Currency Contracts(2)	2,740,814	—	2,740,814	—
Futures Contracts(2)	822,061	822,061	—	—
Swaps - Credit Default(2)	448,484	—	448,346	138
Swaps - Interest Rate(2)	7,771	—	7,771	—

Total	$3,102,117,544	$88,577,315	$3,013,511,828	$28,401

Liabilities
Foreign Currency Contracts(2)	$(499,011)	$—	$(499,011)	$—
Futures Contracts(2)	(5,780,457)	(5,780,457)	—	—
Swaps - Credit Default(2)	(11,003,936)	—	(11,000,421)	(3,515)
Swaps - Interest Rate(2)	(18,078,975)	—	(18,078,975)	—
TBA Sale Commitments	(26,872,137)	—	(26,872,137)	—
Written Options	(3,351,550)	—	(3,351,550)	—

Total	$(65,586,066)	$(5,780,457)	$(59,802,094)	$(3,515)

(1)	For the six-month period ended April 30, 2020, investments valued at $1,241,991 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

145

The Hartford World Bond Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 0.0%
	United States - 0.0%
47,282	Homer City Holdings LLC	$118,205

	Total Common Stocks (cost $2,698,660)	$118,205

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3%
	Bermuda - 0.1%
$2,976,000	Bellemeade Re Ltd. 2.49%, 04/25/2029, 1 mo. USD LIBOR + 2.000%(1)(2)	$2,703,218

	Canada - 0.1%
785,000	Canadian Pacer Auto Receivables Trust 3.63%, 01/19/2024(1)	804,581
	Master Credit Card Trust
175,000	3.74%, 07/21/2024(1)	174,998
3,278,000	3.80%, 01/21/2022(1)	3,284,799
1,499,000	4.02%, 07/21/2022(1)	1,480,434

		5,744,812

	Cayman Islands - 1.7%
2,000,000	ALM VII Ltd. 4.77%, 07/15/2029, 3 mo. USD LIBOR + 3.550%(1)(2)	1,683,158
2,960,000	ALM XVIII Ltd. 2.87%, 01/15/2028, 3 mo. USD LIBOR + 1.650%(1)(2)	2,841,754
2,125,000	Apidos CLO XII 3.82%, 04/15/2031, 3 mo. USD LIBOR + 2.600%(1)(2)	1,678,406
2,290,000	Arbor Realty Collateralized Loan Obligation Ltd. 2.78%, 02/15/2035, 1 mo. USD LIBOR + 2.050%(1)(2)	1,946,442
1,295,000	Arbor Realty Commercial Real Estate Notes Ltd. 2.56%, 09/15/2034, 1 mo. USD LIBOR + 1.750%(1)(2)	1,137,042
500,000	Atrium IX 5.21%, 05/28/2030, 3 mo. USD LIBOR + 3.600%(1)(2)	399,461
3,250,000	Atrium XII 2.75%, 04/22/2027, 3 mo. USD LIBOR + 1.650%(1)(2)	2,999,188
1,330,000	Bain Capital Credit CLO 2.79%, 07/25/2030, 3 mo. USD LIBOR + 1.800%(1)(2)	1,251,107
1,335,000	BlueMountain CLO Ltd. 3.70%, 11/20/2028, 3 mo. USD LIBOR + 2.000%(1)(2)	1,197,207
2,350,000	BSPRT Issuer Ltd. 1.86%, 09/15/2035, 1 mo. USD LIBOR + 1.050%(1)(2)	2,226,370
2,000,000	Carbone CLO Ltd. 2.94%, 01/20/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	1,744,378
2,500,000	Carlyle Global Market Strategies CLO Ltd. 2.54%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(1)(2)	2,272,295
2,350,000	Carlyle U.S. CLO Ltd. 2.62%, 01/15/2030, 3 mo. USD LIBOR + 1.400%(1)(2)	2,153,516
	Cent CLO Ltd.
1,850,000	3.34%, 07/27/2030, 3 mo. USD LIBOR + 2.350%(1)(2)	1,666,071
500,000	4.57%, 04/30/2031, 3 mo. USD LIBOR + 2.800%(1)(2)	385,703
1,015,000	Covenant Credit Partners CLO Ltd. 3.07%, 10/15/2029, 3 mo. USD LIBOR + 1.850%(1)(2)	945,364
1,705,000	Dryden 50 Senior Loan Fund 3.47%, 07/15/2030, 3 mo. USD LIBOR + 2.250%(1)(2)	1,544,341
1,000,000	Dryden CLO Ltd. 3.62%, 07/15/2030, 3 mo. USD LIBOR + 2.400%(1)(2)	913,047
2,182,404	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	1,662,115
2,937,500	Highbridge Loan Management Ltd. 3.19%, 02/05/2031, 3 mo. USD LIBOR + 1.450%(1)(2)	2,690,456

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3% - (continued)
	Cayman Islands - 1.7% - (continued)
	LCM L.P.
$1,040,000	2.54%, 04/20/2028, 3 mo. USD LIBOR + 1.400%(1)(2)	$979,169
2,240,000	3.09%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(2)	2,033,707
	LCM XXV Ltd.
3,010,000	2.35%, 07/20/2030, 3 mo. USD LIBOR + 1.210%(1)(2)	2,902,483
3,948,000	2.79%, 07/20/2030, 3 mo. USD LIBOR + 1.650%(1)(2)	3,653,136
864,844	Mach I 3.47%, 10/15/2039(1)	672,518
	Madison Park Funding Ltd.
1,000,000	2.71%, 10/21/2030, 3 mo. USD LIBOR + 1.600%(1)(2)	933,364
1,700,000	2.95%, 01/22/2028, 3 mo. USD LIBOR + 1.850%(1)(2)	1,567,427
1,750,000	3.04%, 04/20/2026, 3 mo. USD LIBOR + 1.900%(1)(2)	1,687,637
3,000,000	3.04%, 04/19/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	2,685,072
1,130,000	3.24%, 07/23/2029, 3 mo. USD LIBOR + 2.200%(1)(2)	1,027,448
2,935,000	Northwoods Capital Ltd. 2.42%, 06/20/2029, 3 mo. USD LIBOR + 1.300%(1)(2)	2,798,910
	Octagon Investment Partners Ltd.
2,140,000	3.00%, 01/22/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	1,912,122
2,765,000	3.27%, 10/24/2030, 3 mo. USD LIBOR + 2.250%(1)(2)	2,419,674
1,500,000	OZLM Ltd. 3.07%, 04/15/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,296,447
4,392,000	Palmer Square Loan Funding Ltd. 2.48%, 02/20/2028, 3 mo. USD LIBOR + 0.800%(1)(2)	4,321,311
4,995,000	Shackleton CLO Ltd. 3.39%, 08/15/2030, 3 mo. USD LIBOR + 1.650%(1)(2)	4,500,480
1,500,000	Sound Point CLO II Ltd. 2.84%, 01/26/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,315,218
1,000,000	Stewart Park CLO Ltd. 3.02%, 01/15/2030, 3 mo. USD LIBOR + 1.800%(1)(2)	891,398
906,022	Thunderbolt Aircraft Lease 4.15%, 09/15/2038(1)(3)	731,920
	Voya CLO Ltd.
2,500,000	3.12%, 10/15/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	2,192,562
1,295,000	3.39%, 10/18/2031, 3 mo. USD LIBOR + 2.250%(1)(2)	1,178,638
2,390,000	3.42%, 10/15/2031, 3 mo. USD LIBOR + 2.200%(1)(2)	2,171,413
1,015,000	Westcott Park CLO Ltd. 3.39%, 07/20/2028, 3 mo. USD LIBOR + 2.250%(1)(2)	932,662
3,941,832	Zais CLO Ltd. 2.75%, 10/15/2028, 3 mo. USD LIBOR + 1.530%(1)(2)	3,854,796

		81,996,933

	United States - 5.4%
1,539,596	Aaset Trust 3.84%, 05/15/2039(1)	1,255,256
946,958	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(4)	938,644
	Angel Oak Mortgage Trust LLC
2,976,427	2.92%, 10/25/2049(1)(4)	2,978,323
4,372,775	2.93%, 11/25/2059(1)(4)	4,219,870
610,000	BAMLL Commercial Mortgage Securities Trust 2.51%, 09/15/2034, 1 mo. USD LIBOR + 1.700%(1)(2)	481,527

The accompanying notes are an integral part of these financial statements.

146

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3% - (continued)
	United States - 5.4% - (continued)
	Bellemeade Re Ltd.
$138,667	1.79%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(2)	$136,593
5,470,000	2.44%, 07/25/2029, 1 mo. USD LIBOR + 1.950%(1)(2)	4,140,334
	Benchmark Mortgage Trust
21,240,775	0.69%, 07/15/2051(4)(5)	646,941
2,770,867	1.21%, 03/15/2052(4)(5)	196,318
2,450,000	BF NYT Mortgage Trust 3.31%, 12/15/2035, 1 mo. USD LIBOR + 2.500%(1)(2)	2,037,525
	BX Commercial Mortgage Trust
1,780,000	2.06%, 12/15/2036, 1 mo. USD LIBOR + 1.250%(1)(2)	1,678,618
1,253,000	2.61%, 11/15/2035, 1 mo. USD LIBOR + 1.800%(1)(2)	1,155,682
3,797,717	2.81%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	3,554,029
2,499,852	BX Trust 2.79%, 09/15/2037, 1 mo. USD LIBOR + 1.975%(1)(2)	1,873,270
895,000	CAMB Commercial Mortgage Trust 2.56%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(2)	852,521
7,096,779	Cantor Commercial Real Estate 1.30%, 05/15/2052(4)(5)	512,368
	Citigroup Commercial Mortgage Trust
1,120,000	4.68%, 01/10/2036(1)	1,093,291
1,865,000	4.90%, 01/10/2036(1)(4)	1,656,911
2,042,164	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(3)	1,899,903
334,170	COLT Mortgage Loan Trust 3.87%, 10/26/2048(1)(4)	337,320
24,833,906	Commercial Mortgage Trust 0.74%, 02/10/2047(4)(5)	476,066
	Connecticut Avenue Securities Trust
1,460,417	1.26%, 10/25/2039, 1 mo. USD LIBOR + 0.770%(1)(2)	1,445,622
2,375,000	2.59%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	2,115,555
2,275,000	2.59%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	1,966,773
3,253,386	2.64%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	2,956,575
3,665,803	2.79%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	3,343,667
3,437,613	2.94%, 07/25/2031, 1 mo. USD LIBOR + 2.450%(1)(2)	3,062,018
1,392,978	3.10%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	1,153,216
2,100,000	3.49%, 01/25/2040, 1 mo. USD LIBOR + 3.000%(1)(2)	901,694
485,000	3.74%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	212,637
345,000	4.14%, 02/25/2040, 1 mo. USD LIBOR + 3.650%(1)(2)	236,055
2,400,000	4.84%, 07/25/2031, 3 mo. USD LIBOR + 4.350%(1)(2)	1,284,318
3,990,000	5.74%, 06/25/2039, 1 mo. USD LIBOR + 5.250%(1)(2)	2,089,690
	CSAIL Commercial Mortgage Trust
11,348,894	0.77%, 08/15/2051(4)(5)	432,964
49,137,644	0.89%, 06/15/2057(4)(5)	1,453,044
13,451,528	0.98%, 04/15/2050(4)(5)	430,655
748,000	5.06%, 11/15/2051(4)	614,602
	CSMC Trust
3,800,000	2.84%, 02/25/2050(1)(4)	2,674,676

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3% - (continued)
	United States - 5.4% - (continued)
$908,994	3.25%, 04/25/2047(1)(4)	$902,562
539,107	DBUBS Mortgage Trust 0.88%, 11/10/2046(1)(4)(5)	504
	Domino’s Pizza Master Issuer LLC
2,437,500	3.08%, 07/25/2047(1)	2,425,727
1,373,100	3.67%, 10/25/2049(1)	1,344,320
	Eagle RE Ltd.
772,334	2.19%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	733,705
9,650,000	2.29%, 01/25/2030, 1 mo. USD LIBOR + 1.800%(1)(2)	7,108,116
1,315,000	ExteNet LLC 3.20%, 07/26/2049(1)	1,243,639
	Fannie Mae Connecticut Avenue Securities
2,628,322	2.49%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	2,365,050
2,820,000	2.64%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(2)	2,529,862
2,623,084	2.69%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(2)	2,293,578
3,310,000	2.74%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(2)	2,886,540
3,105,000	2.84%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(2)	2,771,667
2,854,294	3.04%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	2,467,727
6,103,309	3.29%, 02/25/2030, 1 mo. USD LIBOR + 2.800%(2)	5,381,750
1,730,000	3.49%, 10/25/2029, 1 mo. USD LIBOR + 3.000%(2)	1,636,727
2,542,679	4.14%, 09/25/2029, 1 mo. USD LIBOR + 3.650%(2)	2,402,184
4,571,004	4.74%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(2)	4,489,180
3,650,000	4.74%, 01/25/2031, 1 mo. USD LIBOR + 4.250%(2)	2,572,861
827,000	4.94%, 05/25/2030, 1 mo. USD LIBOR + 4.450%(2)	524,180
501,539	5.04%, 02/25/2025, 1 mo. USD LIBOR + 4.550%(2)	434,510
1,824,243	5.49%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(2)	1,389,603
3,292,098	6.04%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(2)	3,325,202
1,558,284	6.19%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	1,573,940
3,380,173	6.39%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(2)	3,471,517
1,143,825	FCI Funding LLC 3.63%, 02/18/2031(1)	1,147,301
2,039,588	Five Guys Funding LLC 4.60%, 07/25/2047(1)	1,930,117
1,386,763	Freddie Mac Strips 5.00%, 09/15/2036(5)	271,718
	FREMF Mortgage Trust
2,753,000	3.60%, 11/25/2023(1)(4)	2,638,561
1,855,000	3.88%, 07/25/2026(1)(4)	1,654,713
2,500,000	4.01%, 02/25/2050(1)(4)	2,534,225
1,546,000	4.05%, 08/25/2052(1)(4)	1,358,865
3,309,000	4.07%, 06/25/2049(1)(4)	3,065,394
880,000	4.10%, 07/25/2052(1)(4)	742,817
920,000	4.11%, 04/25/2051(1)(4)	829,266
1,175,000	4.16%, 05/25/2026(1)(4)	1,191,419
2,175,000	4.17%, 07/25/2027(1)(4)	1,988,512
2,180,000	4.22%, 09/25/2025(1)(4)	2,059,457
3,155,000	4.30%, 04/25/2049(1)(4)	2,965,298
1,165,181	FWD Securitization Trust 2.44%, 01/25/2050(1)(4)	1,126,088
3,155,000	GM Financial Automobile Leasing Trust 3.95%, 05/22/2023	3,205,202

The accompanying notes are an integral part of these financial statements.

147

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3% - (continued)
	United States - 5.4% - (continued)
$3,125,000	GS Mortgage Securities Corp. Trust 2.26%, 09/15/2031, 1 mo. USD LIBOR + 1.450%(1)(2)	$2,873,057
	GS Mortgage Securities Trust
3,598,689	1.12%, 02/10/2052(4)(5)	231,058
9,640,266	1.19%, 05/10/2050(4)(5)	540,232
2,940,000	Hertz Vehicle Financing II L.P. 3.71%, 03/25/2023(1)	2,837,368
	Horizon Aircraft Finance Ltd.
1,833,750	3.43%, 11/15/2039(1)	1,444,631
2,131,732	4.46%, 12/15/2038(1)	1,684,471
	JP Morgan Chase Commercial Mortgage Securities Trust
635,000	1.66%, 12/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	588,066
5,080,000	3.62%, 01/16/2037(1)	4,837,461
314,848	JP Morgan Mortgage Trust 3.00%, 09/25/2044(1)(4)	318,372
48,467,533	JPMBB Commercial Mortgage Securities Trust 0.78%, 09/15/2047(4)(5)	1,074,443
4,053,049	Legacy Mortgage Asset Trust 3.25%, 11/25/2059(1)(3)	3,772,213
	LSTAR Securities Investment Ltd.
2,159,681	2.49%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	2,029,378
3,042,787	2.49%, 05/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	2,736,244
	LSTAR Securities Investment Trust
299,026	2.49%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	289,779
1,031,750	2.69%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	992,569
3,025,000	MF1 Ltd. 2.49%, 12/25/2034, 1 mo. USD LIBOR + 2.000%(1)(2)	2,524,297
2,068,965	MFA Trust 3.35%, 11/25/2047(1)(3)	1,864,899
12,371,851	Morgan Stanley Bank of America Merrill Lynch Trust 1.17%, 10/15/2048(4)(5)	511,497
	Morgan Stanley Capital I Trust
8,885,446	1.59%, 06/15/2050(4)(5)	577,706
3,740,000	3.18%, 11/10/2036(1)	3,200,552
1,620,000	3.74%, 12/15/2036, 1 mo. USD LIBOR + 2.244%(1)(2)	1,371,915
1,040,000	Mortgage Insurance-Linked Notes 3.39%, 11/26/2029, 1 mo. USD LIBOR + 2.900%(1)(2)	890,331
712,513	Mosaic Solar Loans Trust 2.88%, 09/20/2040(1)	687,294
1,305,000	MSCG Trust 1.99%, 10/15/2037, 1 mo. USD LIBOR + 1.180%(1)(2)	1,196,248
1,615,000	MTRO Commercial Mortgage Trust 2.61%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)	1,503,055
527,921	Nationstar HECM Loan Trust 2.65%, 06/25/2029(1)(4)	526,034
	Natixis Commercial Mortgage Securities Trust
800,000	4.46%, 01/15/2043(1)(4)	650,567
2,637,500	4.93%, 06/17/2038(1)(4)	1,528,994
919,959	New Residential Mortgage LLC 4.09%, 07/25/2054(1)	875,335
	New Residential Mortgage Loan Trust
337,389	3.25%, 09/25/2056(1)(4)	342,526
610,136	3.75%, 05/28/2052(1)(4)	623,007
1,200,468	4.00%, 02/25/2057(1)(4)	1,257,336
1,436,588	4.00%, 03/25/2057(1)(4)	1,514,049
	NRZ Excess Spread-Collateralized Notes
527,240	3.19%, 01/25/2023(1)	528,490
238,178	3.27%, 02/25/2023(1)	238,506
1,669,575	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	1,597,266
	PMT Credit Risk Transfer Trust
1,985,245	2.96%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	1,930,708

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3% - (continued)
	United States - 5.4% - (continued)
$912,991	3.14%, 10/27/2022, 1 mo. USD LIBOR + 2.700%(1)(2)	$887,538
	Preston Ridge Partners Mortgage Trust LLC
1,530,314	3.35%, 07/25/2024(1)(3)	1,425,420
1,278,198	3.35%, 11/25/2024(1)(3)	1,179,994
1,506,480	3.50%, 10/25/2024(1)(4)	1,363,162
2,398,860	Pretium Mortgage Credit Partners LLC 3.11%, 07/27/2059(1)(3)	2,200,340
3,505,000	Santander Retail Auto Lease Trust 3.66%, 05/20/2024(1)	3,382,530
1,400,961	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	1,034,987
1,823,792	Sonic Capital LLC 4.03%, 02/20/2048(1)	1,788,374
2,746,806	START Ireland 3.54%, 11/15/2044(1)	2,076,129
1,572,967	Starwood Mortgage Residential Trust 4.38%, 10/25/2048(1)(4)	1,592,243
1,104,669	Store Master Funding LLC 3.96%, 10/20/2048(1)	1,106,220
	Structured Agency Credit Risk Trust
1,216,156	1.74%, 02/25/2047, 1 mo. USD LIBOR + 1.250%(1)(2)	1,161,481
930,000	2.59%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(1)(2)	795,854
2,690,938	Taco Bell Funding LLC 4.32%, 11/25/2048(1)	2,756,408
	Vantage Data Centers Issuer LLC
1,062,867	3.19%, 07/15/2044(1)	1,004,397
1,868,617	4.07%, 02/16/2043(1)	1,894,603
	Vericrest Opportunity Loan Trust
1,776,946	2.98%, 03/25/2050(1)(3)	1,714,637
2,114,541	3.18%, 10/25/2049(1)(3)	1,834,545
4,141,929	3.28%, 11/25/2049(1)(3)	3,636,710
1,503,822	3.35%, 08/25/2049(1)(3)	1,315,355
2,995,818	3.35%, 09/25/2049(1)(3)	2,687,422
1,410,949	3.97%, 02/25/2049(1)(3)	1,285,126
1,485,000	3.97%, 03/25/2050(1)(3)	1,056,115
1,655,000	4.34%, 02/25/2050(1)(3)	1,132,185
2,846,558	Verus Securitization Trust 3.00%, 11/25/2059(1)(3)	2,931,001
4,063,998	VOLT LXXX LLC 3.23%, 10/25/2049(1)(3)	3,552,516
1,683,829	VOLT LXXXIII LLC 3.33%, 11/26/2049(1)(3)	1,517,883
	VOLT LXXXIV LLC
1,054,982	3.23%, 01/25/2050(1)(3)	964,440
4,290,990	3.43%, 12/27/2049(1)(3)	3,998,074
3,518,189	VOLT LXXXVII LLC 2.98%, 02/25/2050(1)(3)	3,106,401
2,977,213	VOLT LXXXVIII LLC 2.98%, 03/25/2050(1)(3)	2,676,848
2,045,971	Wave USA 3.60%, 09/15/2044(1)	1,524,651
2,000,000	Wells Fargo Commercial Mortgage Trust 3.07%, 08/15/2049(4)	1,533,216
	Wells Fargo N.A.
6,364,326	0.82%, 12/15/2052(4)(5)	308,255
7,771,306	0.96%, 09/15/2062(4)(5)	445,137
3,705,012	1.13%, 02/15/2052(4)(5)	231,086
10,366,051	1.19%, 04/15/2052(4)(5)	728,783
5,517,893	1.36%, 03/15/2063(4)(5)	476,821
3,790,000	Westlake Automobile Receivables Trust 4.53%, 05/15/2023(1)	3,786,712
	WF-RBS Commercial Mortgage Trust
11,401,067	1.38%, 03/15/2047(4)(5)	389,558
4,095,000	5.39%, 06/15/2044(1)(4)	3,778,876
1,341,450	Wingstop Funding LLC 4.97%, 12/05/2048(1)	1,366,025

		269,296,687

	Total Asset & Commercial Mortgage-Backed Securities (cost $403,054,284)	$359,741,650

The accompanying notes are an integral part of these financial statements.

148

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 15.1%
		Canada - 0.3%
	$3,475,000	1011778 BC ULC / New Red Finance, Inc. 4.38%, 01/15/2028(1)	$3,360,151
		Bausch Health Cos., Inc.
	188,000	5.88%, 05/15/2023(1)	186,590
	3,570,000	6.13%, 04/15/2025(1)	3,614,625
	250,000	7.00%, 03/15/2024(1)	257,088
		Bombardier, Inc.
	1,505,000	6.13%, 01/15/2023(1)	1,076,075
	3,055,000	7.88%, 04/15/2027(1)	1,978,112
	4,110,000	Tervita Corp. 7.63%, 12/01/2021(1)	2,712,600

			13,185,241

		Cayman Islands - 0.1%
	1,916,000	Noble Holding International Ltd. 7.88%, 02/01/2026(1)	445,470
	3,950,000	Park Aerospace Holdings Ltd. 5.25%, 08/15/2022(1)	3,641,900
	4,585,000	Transocean, Inc. 6.80%, 03/15/2038	974,313

			5,061,683

		France - 0.6%
		Altice France S.A.
EUR	3,685,000	2.50%, 01/15/2025(1)	3,807,220
	4,555,000	3.38%, 01/15/2028(1)	4,679,620
	1,635,000	5.88%, 02/01/2027(6)	1,856,216
	2,335,000	La Financiere Atalian SASU 4.00%, 05/15/2024(6)	1,587,291
	$870,000	Orange S.A. 4.13%, 09/14/2021	909,818
EUR	16,000,000	Renault S.A. 1.00%, 04/18/2024(6)	16,130,906

			28,971,071

		Germany - 0.1%
	6,271,000	Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(1)	6,494,109

		Ireland - 0.1%
	$2,595,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65%, 07/21/2027	2,184,348
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	1,645,000	4.13%, 08/15/2026(1)	1,603,875
	685,000	5.25%, 08/15/2027(1)	665,306

			4,453,529

		Jersey - 0.1%
		Adient Global Holdings Ltd.
EUR	1,605,000	3.50%, 08/15/2024(6)	1,368,967
	$2,090,000	4.88%, 08/15/2026(1)	1,559,140

			2,928,107

		Luxembourg - 0.7%
EUR	2,075,000	Altice Financing S.A. 2.25%, 01/15/2025(1)	2,122,902
	1,045,000	Altice France S.A. 8.00%, 05/15/2027(1)	1,161,841
EUR	2,105,000	ARD Finance S.A. (5.00% Cash, 5.75% PIK) 5.00%, 06/30/2027(1)(7)	2,080,608
	$585,000	(6.50% Cash, 7.25% PIK) 6.50%, 06/30/2027(1)(7)	542,997

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 15.1% - (continued)
		Luxembourg - 0.7% - (continued)
		Medtronic Global Holdings SCA
EUR	17,480,000	0.00%, 03/07/2021(8)	$19,093,847
	7,880,000	1.00%, 07/02/2031	8,935,443

			33,937,638

		Mult - 0.1%
		Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.
	1,115,000	4.38%, 05/15/2026(1)	1,127,177
	$2,110,000	8.50%, 05/15/2027(1)	1,788,225

			2,915,402

		Netherlands - 0.7%
EUR	1,415,000	Diamond (BC) B.V. 5.63%, 08/15/2025(6)	1,130,686
	2,565,000	LKQ European Holdings B.V. 3.63%, 04/01/2026(6)	2,768,691
	$4,475,000	Mondelez International Holdings Netherlands B.V.2.00%, 10/28/2021(1)	4,514,685
	6,366,000	NXP B.V. / NXP Funding LLC 4.13%, 06/01/2021(1)	6,503,305
	8,950,000	Siemens Financieringsmaatschappij N.V. 2.90%, 05/27/2022(1)	9,281,107
EUR	3,900,000	Telefonica Europe B.V. 3.00%, 09/04/2023, (3.00% fixed rate until 09/04/2023; 5 year EUR Swap + 2.451% thereafter)(6)(9)(10)	4,135,949
		Teva Pharmaceutical Finance Netherlands B.V.
	$4,550,000	2.20%, 07/21/2021	4,430,562
	3,430,000	2.80%, 07/21/2023	3,151,313
	925,000	6.75%, 03/01/2028	951,363

			36,867,661

		Panama - 0.0%
	1,315,000	Carnival Corp.11.50%, 04/01/2023(1)	1,373,969

		Spain - 0.1%
EUR	4,155,000	Banco Santander S.A.1.00%, 12/15/2024(4)(9)	3,599,667

		Sweden - 0.0%
	2,250,000	Verisure Midholding AB 5.75%, 12/01/2023(6)	2,361,759

		Switzerland - 0.8%
	$18,175,000	Credit Suisse Group AG 7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(6)(9)(10)	19,197,344
	11,590,000	UBS Group AG 7.13%, 08/10/2021, (7.13% fixed rate until 08/10/2021; 5 year USD Swap + 5.883% thereafter)(6)(9)(10)	11,671,130
	9,325,000	UBS Group Funding Switzerland AG 6.88%, 03/22/2021, (6.88% fixed rate until 03/22/2021; 5 year USD ICE Swap + 5.497% thereafter)(6)(9)(10)	9,359,969

			40,228,443

		United Kingdom - 0.2%
	990,000	AstraZeneca plc 3.50%, 08/17/2023	1,061,873
EUR	4,895,000	Ellaktor Value plc 6.38%, 12/15/2024(1)	3,492,083
	$7,375,000	Sky Ltd. 3.13%, 11/26/2022(1)	7,754,285

			12,308,241

The accompanying notes are an integral part of these financial statements.

149

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 15.1% - (continued)
		United States - 11.2%
	$1,030,000	3M Co. 2.65%, 04/15/2025	$1,097,109
	7,370,000	Abbott Laboratories 2.95%, 03/15/2025	7,986,711
		AbbVie, Inc.
	6,995,000	2.15%, 11/19/2021(1)	7,084,850
	2,115,000	2.30%, 05/14/2021	2,137,199
	2,190,000	3.38%, 11/14/2021	2,261,915
		Acrisure LLC / Acrisure Finance, Inc.
	1,000,000	7.00%, 11/15/2025(1)	885,000
	3,440,000	8.13%, 02/15/2024(1)	3,543,200
	3,590,000	Alabama Power Co. 2.45%, 03/30/2022	3,685,290
	1,425,000	American Electric Power Co., Inc. 3.65%, 12/01/2021	1,472,347
		American Tower Corp.
	4,315,000	2.40%, 03/15/2025	4,444,450
	770,000	2.95%, 01/15/2025	807,744
	1,000,000	4.00%, 06/01/2025	1,101,221
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	411,000	5.75%, 05/20/2027	418,193
	2,232,000	5.88%, 08/20/2026	2,272,622
	4,110,000	Anheuser-Busch InBev Finance, Inc. 3.70%, 02/01/2024	4,454,876
	3,600,000	Anheuser-Busch InBev Worldwide, Inc. 3.50%, 01/12/2024	3,869,975
	3,230,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	2,374,050
		APX Group, Inc.
	3,320,000	6.75%, 02/15/2027(1)	2,822,000
	1,405,000	7.63%, 09/01/2023(11)	1,095,900
	2,118,000	7.88%, 12/01/2022	2,023,558
		Asbury Automotive Group, Inc.
	259,000	4.50%, 03/01/2028(1)	217,482
	264,000	4.75%, 03/01/2030(1)	221,192
		AT&T, Inc.
EUR	2,535,000	1.45%, 06/01/2022	2,816,220
	2,714,000	2.65%, 12/17/2021	3,057,792
		Ball Corp.
	4,345,000	0.88%, 03/15/2024	4,547,200
	3,735,000	1.50%, 03/15/2027	3,888,348
		Becton Dickinson and Co.
	$4,750,000	2.89%, 06/06/2022	4,870,448
	4,700,000	3.13%, 11/08/2021	4,802,179
	3,775,000	3.73%, 12/15/2024	4,076,607
	2,760,000	Berry Global, Inc. 4.88%, 07/15/2026(1)	2,819,167
	18,525,000	Boeing Co. 4.51%, 05/01/2023	18,525,000
	2,570,000	Boyd Gaming Corp. 4.75%, 12/01/2027(1)(11)	2,214,055
	1,005,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	743,700
	8,115,000	Broadcom, Inc. 4.70%, 04/15/2025(1)	8,948,017
		Buckeye Partners L.P.
	2,640,000	4.13%, 03/01/2025(1)	2,442,000
	2,700,000	4.50%, 03/01/2028(1)	2,430,000
	915,000	Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(1)	931,013
	1,820,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	1,429,246
	1,025,000	Cardtronics, Inc. / Cardtronics USA, Inc. 5.50%, 05/01/2025(1)	973,750
	1,175,000	CBS Corp. 4.30%, 02/15/2021	1,185,286
		Centene Corp.
	1,350,000	3.38%, 02/15/2030(1)	1,360,125
	1,730,000	4.25%, 12/15/2027(1)	1,810,013
	1,810,000	4.63%, 12/15/2029(1)	1,981,950

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 15.1% - (continued)
		United States - 11.2% - (continued)
	$5,775,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	$5,853,235
	3,375,000	CenterPoint Energy, Inc. 2.50%, 09/01/2022	3,468,294
		Charter Communications Operating LLC / Charter Communications Operating Capital
	4,756,000	4.50%, 02/01/2024	5,154,071
	9,300,000	4.91%, 07/23/2025	10,496,472
	2,625,000	Chesapeake Energy Corp. 11.50%, 01/01/2025(1)(11)	78,750
		CHS/Community Health Systems, Inc.
	4,415,000	6.63%, 02/15/2025(1)	4,050,762
	1,580,000	8.13%, 06/30/2024(1)(11)	1,074,400
		Cigna Corp.
	2,968,000	3.20%, 09/17/2020	2,987,984
	640,000	3.40%, 09/17/2021	658,470
	8,460,000	4.13%, 11/15/2025	9,485,165
	1,910,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	1,915,297
	1,655,000	Comcast Corp. 2.75%, 03/01/2023	1,740,153
	2,750,000	Consolidated Edison Co. of New York, Inc. 1.62%, 06/25/2021, 3 mo. USD LIBOR + 0.400%(2)	2,719,419
		Constellation Brands, Inc.
	1,010,000	2.39%, 11/15/2021, 3 mo. USD LIBOR + 0.700%(2)	993,869
	1,350,000	3.75%, 05/01/2021	1,374,575
	1,500,000	Coty, Inc. 6.50%, 04/15/2026(1)	1,260,000
	1,300,000	Cox Communications, Inc. 2.95%, 06/30/2023(1)	1,351,360
	3,826,000	Credit Acceptance Corp. 5.13%, 12/31/2024(1)	3,357,315
		Crown Castle International Corp.
	3,300,000	3.20%, 09/01/2024	3,502,745
	1,475,000	3.40%, 02/15/2021	1,488,615
	2,495,000	5.25%, 01/15/2023	2,723,163
	1,424,000	CSC Holdings LLC 10.88%, 10/15/2025(1)	1,539,273
		CVS Health Corp.
	7,270,000	1.72%, 03/09/2021, 3 mo. USD LIBOR + 0.720%(2)	7,255,172
	4,250,000	3.70%, 03/09/2023	4,503,325
	4,050,000	4.10%, 03/25/2025	4,467,573
		Discovery Communications LLC
	7,975,000	2.95%, 03/20/2023	8,206,043
	1,750,000	3.80%, 03/13/2024	1,833,945
		Dominion Energy, Inc.
	4,970,000	2.45%, 01/15/2023(1)	5,099,874
	3,725,000	2.72%, 08/15/2021(3)	3,758,176
	4,365,000	3.30%, 03/15/2025	4,639,512
	3,975,000	Duke Energy Corp. 1.80%, 09/01/2021	4,018,905
	12,350,000	DuPont de Nemours, Inc. 2.17%, 05/01/2023(12)	12,432,393
		Eldorado Resorts, Inc.
	1,480,000	6.00%, 04/01/2025	1,420,800
	535,000	6.00%, 09/15/2026	537,515
	5,150,000	Eli Lilly & Co. 2.35%, 05/15/2022	5,317,708
		Endo Dac / Endo Finance LLC / Endo Finco, Inc.
	2,615,000	6.00%, 07/15/2023(1)	1,960,204
	3,845,000	6.00%, 02/01/2025(1)	2,749,175
	1,385,000	Energy Transfer Operating L.P. 4.25%, 03/15/2023	1,372,639
	5,155,000	EQT Corp. 3.90%, 10/01/2027	4,330,200
	2,950,000	EQT Midstream Partners L.P. 6.50%, 07/15/2048	2,367,375
	2,325,000	Exelon Corp. 3.95%, 06/15/2025	2,568,951
	3,190,000	FelCor Lodging L.P. 6.00%, 06/01/2025	3,047,726
EUR	10,900,000	Fidelity National Information Services, Inc. 0.63%, 12/03/2025	11,814,634

The accompanying notes are an integral part of these financial statements.

150

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 15.1% - (continued)
		United States - 11.2% - (continued)
	$2,379,000	FirstCash, Inc. 5.38%, 06/01/2024(1)	$2,384,947
	5,910,000	FirstEnergy Corp. 2.05%, 03/01/2025	5,920,840
	1,950,000	Fiserv, Inc. 2.75%, 07/01/2024	2,040,195
	11,095,000	Ford Motor Co. 8.50%, 04/21/2023	10,942,444
	2,025,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)(13)	2,531
	7,325,000	Fox Corp. 3.05%, 04/07/2025	7,773,815
	1,300,000	Freedom Mortgage Corp. 8.25%, 04/15/2025(1)	1,105,000
		Genworth Holdings, Inc.
	660,000	4.80%, 02/15/2024	557,700
	2,300,000	4.90%, 08/15/2023	1,978,000
	1,475,000	7.63%, 09/24/2021	1,401,250
	3,370,000	Georgia Power Co. 2.40%, 04/01/2021	3,401,514
		Global Payments, Inc.
	1,495,000	2.65%, 02/15/2025	1,537,721
	825,000	3.75%, 06/01/2023	869,214
		Gray Television, Inc.
	1,785,000	5.13%, 10/15/2024(1)	1,748,586
	220,000	5.88%, 07/15/2026(1)	211,200
		HCA, Inc.
	3,670,000	3.50%, 09/01/2030	3,507,981
	3,450,000	5.38%, 09/01/2026(11)	3,734,625
	1,215,000	7.50%, 11/15/2095	1,336,500
	2,025,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	2,050,313
		iHeartCommunications, Inc.
	1,810,000	4.75%, 01/15/2028(1)	1,583,750
	1,545,000	5.25%, 08/15/2027(1)	1,402,088
	1,730,000	Infor U.S., Inc. 6.50%, 05/15/2022	1,731,557
EUR	2,755,000	IQVIA, Inc. 2.25%, 01/15/2028(1)	2,928,494
	$2,835,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	2,147,512
	925,000	Jersey Central Power & Light Co. 4.70%, 04/01/2024(1)	1,011,917
	4,085,000	Kaiser Aluminum Corp. 4.63%, 03/01/2028(1)	3,803,135
	835,000	Kohl’s Corp. 9.50%, 05/15/2025	858,502
	835,000	Lamar Media Corp. 3.75%, 02/15/2028(1)	768,722
		Lithia Motors, Inc.
	1,465,000	4.63%, 12/15/2027(1)	1,384,425
	1,255,000	5.25%, 08/01/2025(1)	1,214,213
	8,582,000	Lockheed Martin Corp. 2.50%, 11/23/2020	8,632,719
		Mattel, Inc.
	3,455,000	5.88%, 12/15/2027(1)	3,362,406
	700,000	6.75%, 12/31/2025(1)	710,500
		McDonald’s Corp.
	6,700,000	1.32%, 10/28/2021, 3 mo. USD LIBOR + 0.430%(2)	6,625,664
	5,875,000	3.30%, 07/01/2025	6,400,880
	1,025,000	MGIC Investment Corp. 5.75%, 08/15/2023	1,004,500
	7,680,000	Microchip Technology, Inc. 3.92%, 06/01/2021	7,804,367
	8,040,000	Mondelez International, Inc. 2.13%, 04/13/2023	8,183,738
	3,230,000	National Grid North America, Inc. 2.38%, 09/30/2020(6)	3,223,042
		Navient Corp.
	1,300,000	5.88%, 03/25/2021	1,277,250
	6,435,000	6.63%, 07/26/2021	6,402,825
	4,160,000	7.25%, 01/25/2022	4,076,800
	12,956,000	NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025	13,786,957
	2,880,000	NextEra Energy Operating Partners L.P. 4.25%, 07/15/2024(1)	2,931,264
	215,000	Nordstrom, Inc. 8.75%, 05/15/2025(1)	229,860
	3,500,000	Oracle Corp. 1.90%, 09/15/2021	3,546,017
	1,730,000	Party City Holdings, Inc. 6.63%, 08/01/2026(1)	162,188

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 15.1% - (continued)
		United States - 11.2% - (continued)
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	$1,000,000	2.70%, 03/14/2023(1)	$1,004,311
	4,815,000	3.38%, 02/01/2022(1)	4,890,018
	2,225,000	3.45%, 07/01/2024(1)	2,306,075
	1,083,000	3.90%, 02/01/2024(1)	1,119,101
	1,625,000	4.25%, 01/17/2023(1)	1,697,310
	1,225,000	4.88%, 07/11/2022(1)	1,283,405
	6,865,000	PepsiCo, Inc. 2.25%, 03/19/2025	7,265,954
	4,200,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	3,990,084
	2,830,000	Presidio Holdings, Inc. 8.25%, 02/01/2028(1)	2,792,644
	4,323,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	4,372,714
	1,440,000	PTC, Inc. 3.63%, 02/15/2025(1)	1,417,680
		QEP Resources, Inc.
	2,965,000	5.25%, 05/01/2023	993,275
	1,800,000	5.63%, 03/01/2026(11)	576,000
	865,000	Radian Group, Inc. 4.50%, 10/01/2024	839,050
	2,965,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	548,525
	1,665,000	SBA Tower Trust 2.84%, 01/15/2025(1)	1,695,597
		SM Energy Co.
	1,310,000	5.00%, 01/15/2024	413,174
	265,000	6.13%, 11/15/2022(11)	106,000
		Southern Co.
	4,400,000	2.35%, 07/01/2021	4,452,266
	2,400,000	2.95%, 07/01/2023	2,530,057
		Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
	3,660,000	4.74%, 09/20/2029(1)	3,852,150
	4,660,000	5.15%, 09/20/2029(1)	5,126,000
	3,990,000	Starwood Property Trust, Inc. 3.63%, 02/01/2021	3,750,600
	1,410,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,199,840
	2,700,000	Symantec Corp. 5.00%, 04/15/2025(1)	2,716,875
	4,105,000	T-Mobile USA, Inc. 5.13%, 04/15/2025	4,156,312
	3,160,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(1)	3,065,200
	8,600,000	Thermo Fisher Scientific, Inc. 4.13%, 03/25/2025	9,703,483
	2,975,000	Total System Services, Inc. 4.00%, 06/01/2023	3,180,958
	3,405,000	TransDigm, Inc. 5.50%, 11/15/2027(1)	2,877,225
		Verizon Communications, Inc.
	3,685,000	3.13%, 03/16/2022	3,843,458
	6,200,000	3.38%, 02/15/2025	6,778,574
	1,200,000	4.60%, 04/01/2021	1,239,552
		VICI Properties L.P. / VICI Note Co., Inc.
	1,440,000	3.50%, 02/15/2025(1)	1,353,600
	2,190,000	4.25%, 12/01/2026(1)	2,046,752
	1,820,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	964,600
	4,650,000	Weight Watchers International, Inc. 8.63%, 12/01/2025(1)(11)	4,622,565
	1,126,000	WMG Acquisition Corp. 5.50%, 04/15/2026(1)	1,152,743
	2,164,000	Xerox Corp. 4.13%, 03/15/2023	2,153,180

			550,880,807

		Total Corporate Bonds (cost $775,442,988)	745,567,327

FOREIGN GOVERNMENT OBLIGATIONS - 52.2%
		Australia - 5.0%
		Australia Government Bond
AUD	75,659,000	2.75%, 11/21/2027(6)	$56,749,023

The accompanying notes are an integral part of these financial statements.

151

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 52.2% - (continued)
		Australia - 5.0% - (continued)
AUD	28,995,000	2.75%, 05/21/2041(6)	$22,851,652
	74,504,000	3.00%, 03/21/2047(6)	62,672,207
	98,310,000	4.75%, 04/21/2027(6)	82,100,594
	32,651,000	New South Wales Treasury Corp. 3.00%, 11/15/2028(6)	24,293,211

			248,666,687

		Canada - 16.7%
CAD	83,230,000	Canada Housing Trust No 1 2.35%, 06/15/2023(1)	63,033,443
		Canadian Government Bond
	96,710,000	0.75%, 03/01/2021	69,745,561
	31,740,000	0.75%, 09/01/2021	22,937,534
	68,513,000	1.25%, 03/01/2025	51,265,513
	68,466,000	1.50%, 06/01/2026	52,464,449
	129,164,000	2.00%, 09/01/2023	97,988,147
	46,219,000	2.00%, 12/01/2051	41,142,364
	400,717,000	2.25%, 03/01/2024	308,707,114
	48,927,000	3.50%, 06/01/2020	35,254,365
	9,365,000	Ontario T-Bill 1.57%, 08/26/2020(14)	6,718,081
	103,274,000	Province of Ontario Canada 1.95%, 01/27/2023	76,944,120

			826,200,691

		Denmark - 8.1%
DKK	2,717,950,000	Denmark Government Bond 0.25%, 11/15/2020	400,125,508

		Japan - 7.5%
		Japan Treasury Discount Bill
JPY	19,376,750,000	0.12%, 07/06/2020(14)	180,610,955
	11,479,700,000	0.13%, 05/11/2020(14)	106,975,512
	8,688,900,000	0.13%, 07/27/2020(14)	80,996,583

			368,583,050

		New Zealand - 3.5%
NZD	26,240,000	Housing New Zealand Ltd. 3.36%, 06/12/2025(6)	18,053,436
		New Zealand Government Bond
	87,900,000	1.50%, 05/15/2031	57,296,700
	74,266,000	2.75%, 04/15/2037(6)	56,804,122
	51,850,000	3.00%, 04/20/2029	38,013,950

			170,168,208

		Norway - 3.3%
		Norway Government Bond
NOK	1,125,058,000	1.38%, 08/19/2030(1)(6)	117,993,794
	410,414,000	1.75%, 09/06/2029(1)(6)	44,310,875

			162,304,669

		Qatar - 0.1%
	$5,355,000	Qatar Government International Bond 3.40%, 04/16/2025(1)	5,696,810

		South Korea - 3.9%
		Korea Treasury Bond
KRW	101,624,000,000	1.38%, 09/10/2024	83,856,848
	126,083,280,000	2.25%, 06/10/2025	108,384,039

			192,240,887

		Sweden - 4.0%
		Kommuninvest I Sverige AB
SEK	1,346,430,000	1.00%, 11/13/2023(6)	141,818,555
	547,150,000	1.00%, 05/12/2025(6)	57,757,379

			199,575,934

		United Arab Emirates - 0.1%
	$6,155,000	Abu Dhabi Government International Bond 2.50%, 04/16/2025(1)	6,326,528

		Total Foreign Government Obligations (cost $2,581,711,441)	$2,579,888,972

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.8%(15)
		Canada - 0.1%
	$3,462,796	B.C. Unlimited Liability Co. 2.15%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	$3,238,788

		Denmark - 0.0%
EUR	2,332,742	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	2,368,444

		France - 0.1%
	$2,895,032	Numericable Group S.A. 3.15%, 07/31/2025, 1 mo. USD LIBOR + 2.750%	2,638,098

		Luxembourg - 0.1%
	3,677,205	Almonde, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	3,179,752

		Netherlands - 0.1%
	5,375,762	Jacobs Douwe Egberts International B.V. 3.00%, 11/01/2025, 3 mo. USD LIBOR + 2.000%	5,223,466

		United Kingdom - 0.1%
		Froneri International plc
EUR	2,545,000	2.63%, 01/29/2027, 1 mo. EURIBOR + 2.625%	2,624,752
	$730,000	2.65%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	673,732
	500,000	5.75%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	471,250
EUR	100,000	5.75%, 01/31/2028, 1 mo. EURIBOR + 5.750%	103,284
	585,000	LGC Group Holdings Ltd. 0.00%, 01/22/2027(16)	602,210
	$2,750,000	LGC Ltd. 0.00%, 04/21/2027(16)	2,578,125

			7,053,353

		United States - 2.3%
	990,000	Acrisure LLC 5.21%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	907,503
		Asurion LLC
	2,871,026	3.40%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	2,735,169
	2,598,713	3.40%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	2,472,961
	2,520,000	6.90%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	2,431,800
		AVSC Holding Corp.
	6,007,400	4.95%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	3,964,884
	2,543,625	6.20%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	1,704,229
	1,203,950	B&G Foods, Inc. 2.90%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	1,161,065
		BCP Raptor LLC
	3,200,813	5.15%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	1,492,379
	3,176,644	5.25%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	1,477,140
	2,207,063	BellRing Brands LLC 6.00%, 10/21/2024, 1 mo. USD LIBOR + 5.000%	2,176,715
	1,211,963	Belron Finance U.S. LLC 3.26%, 10/30/2026, 3 mo. USD LIBOR + 2.500%	1,139,245
	2,942,588	Blackhawk Network Holdings, Inc. 3.15%, 06/15/2025, 1 mo. USD LIBOR + 2.750%	2,501,199
	2,232,273	Brand Energy & Infrastructure Services, Inc. 5.70%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	1,881,382
	7,950,044	Caesars Entertainment Operating Co. 2.40%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	7,656,926
	2,846,772	Caesars Resort Collection LLC 3.15%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	2,396,042
	2,460,150	Catalent Pharma Solutions, Inc. 3.25%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	2,403,763

The accompanying notes are an integral part of these financial statements.

152

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 2.8%(15) - (continued)
	United States - 2.3% - (continued)
$6,491,624	CCC Information Services, Inc. 3.75%, 04/29/2024, 1 mo. USD LIBOR + 2.750%	$6,150,814
938,288	CHG PPC Parent LLC 3.15%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	863,225
2,872,400	Core & Main L.P. 3.77%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	2,695,575
5,261,612	Coty, Inc. 3.17%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	4,229,020
1,758,281	CSC Holdings LLC 3.31%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,670,683
2,233,625	Diamond (BC) B.V. 3.76%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	1,916,740
3,485,000	Dun & Bradstreet Corp. 4.49%, 02/06/2026, 1 mo. USD LIBOR + 4.000%	3,249,763
4,270,000	Elanco Animal Health, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 2.250%(16)	4,115,212
4,311,000	EVO Payments International LLC 3.69%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	3,979,053
3,410,136	Flex Acquisition Co., Inc. 4.68%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	3,174,837
3,831,050	Golden Entertainment, Inc. 3.75%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	3,122,306
3,416,566	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	3,256,432
6,428,846	Hub International Ltd. 3.87%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	6,009,492
2,557,301	Hyland Software, Inc. 4.00%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	2,443,834
3,360,000	Ingersoll-Rand Services Co. 2.15%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	3,181,920
1,831,163	Lower Cadence Holdings LLC 4.40%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	1,261,213
4,221,023	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	2,912,506
1,391,238	Microchip Technology, Inc. 2.41%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	1,333,849
2,405,000	Pitney Bowes, Inc. 5.91%, 01/17/2025, 1 mo. USD LIBOR + 5.500%	2,056,275
5,102,083	Refinitiv U.S. Holdings, Inc. 3.65%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	4,985,705
2,085,000	Reynolds Consumer Products LLC 2.15%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	2,005,833
4,097,026	Reynolds Group Holdings, Inc. 3.15%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	3,898,156
1,295,000	Surf Holdings LLC 4.81%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	1,184,122
2,250,000	T-Mobile USA, Inc. 0.00%, 04/01/2027, 1 mo. USD LIBOR + 1.750%(16)	2,235,128
3,700,125	USI, Inc. 3.40%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	3,476,564
2,636,321	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	2,553,936

		116,464,595

	Total Senior Floating Rate Interests (cost $156,526,655)	$140,166,496

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.3%
	United States - 2.3%
	FHLMC - 1.0%
$9,534,511	1.65%, 01/25/2030(4)(5)	$1,121,557
2,709,712	1.77%, 01/25/2048(4)(5)	266,887
3,690,853	1.78%, 09/25/2041(4)(5)	182,622
3,197,220	1.93%, 11/25/2047(4)(5)	430,693
5,823,080	2.02%, 10/25/2047(4)(5)	824,712
6,340,248	2.07%, 10/25/2044(4)(5)	782,499
11,435,000	2.08%, 02/25/2041(4)(5)	203,941
1,479,915	2.09%, 09/25/2046(4)(5)	220,918
2,075,000	2.17%, 08/25/2047(4)(5)	314,439
7,245,592	2.18%, 06/25/2044(4)(5)	800,385
6,087,872	2.28%, 01/25/2042(4)(5)	425,591
2,915,000	2.34%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	2,475,627
825,000	2.34%, 02/25/2050, 1 mo. USD LIBOR + 1.850%(1)(2)	610,891
2,535,000	2.35%, 02/25/2049, 1 mo. USD LIBOR + 1.400%(1)(2)	2,227,363
1,955,000	2.39%, 01/25/2050, 1 mo. USD LIBOR + 1.900%(1)(2)	1,255,391
3,742,315	2.39%, 12/25/2045(4)(5)	587,140
1,070,000	2.39%, 01/25/2046(4)(5)	168,907
1,403,064	2.54%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	1,200,440
1,465,000	2.64%, 11/25/2048, 1 mo. USD LIBOR + 2.150%(1)(2)	1,165,606
2,825,521	2.79%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(2)	2,484,924
1,130,000	2.79%, 10/25/2048, 1 mo. USD LIBOR + 2.300%(1)(2)	954,003
595,000	2.79%, 01/25/2050, 1 mo. USD LIBOR + 2.300%(1)(2)	293,858
3,741,463	2.84%, 04/25/2030, 1 mo. USD LIBOR + 2.350%(2)	3,262,812
684,291	2.94%, 12/25/2042, 1 mo. USD LIBOR + 2.450%(2)	612,989
3,120,000	2.99%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(2)	2,933,980
101,481	3.00%, 04/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	91,282
8,826,597	3.00%, 05/15/2034(5)	657,856
1,885,000	3.14%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(2)	1,672,799
1,514,294	3.40%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	1,312,418
2,570,000	3.44%, 11/25/2049, 1 mo. USD LIBOR + 2.950%(1)(2)	1,473,338
4,428,400	3.50%, 01/15/2033(5)	483,828
1,803,622	3.50%, 05/15/2036(5)	191,070
1,000,000	3.59%, 03/25/2050, 1 mo. USD LIBOR + 3.100%(1)(2)	699,134
5,176,514	3.60%, 12/25/2029, 1 mo. USD LIBOR + 2.650%(2)	4,588,867
2,810,000	4.39%, 04/25/2029, 1 mo. USD LIBOR + 3.900%(2)	2,767,681
1,095,000	4.84%, 09/25/2030, 1 mo. USD LIBOR + 4.350%(2)	819,222
918,124	5.00%, 02/15/2048(5)	157,141
3,235,664	5.60%, 10/25/2028, 1 mo. USD LIBOR + 4.650%(2)	3,187,446
2,775,000	5.70%, 12/25/2029, 1 mo. USD LIBOR + 4.750%(2)	2,047,503
3,065,000	6.10%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(2)	3,065,004

		49,022,764

The accompanying notes are an integral part of these financial statements.

153

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 2.3% - (continued)
	FNMA - 0.3%
$1,868,986	2.49%, 07/25/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	$1,702,596
1,990,000	2.59%, 09/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	1,682,811
3,492,696	2.89%, 04/25/2031, 1 mo. USD LIBOR + 2.400%(1)(2)	3,260,367
5,330,260	3.00%, 01/25/2028(5)	363,426
4,967,909	3.50%, 04/25/2028(5)	366,914
4,094,220	4.00%, 01/25/2028(5)	336,856
1,559,400	4.00%, 04/25/2032(5)	165,780
550,000	4.24%, 09/25/2039, 1 mo. USD LIBOR + 3.750%(1)(2)	246,673
4,015,826	4.50%, 03/25/2048(5)	622,116
5,711,184	4.50%, 05/25/2049	750,965
2,443,688	5.50%, 09/25/2044(5)	539,658
1,109,369	5.50%, 06/25/2048(5)	223,575
3,640,497	6.50%, 03/25/2045(5)	1,002,973

		11,264,710

	GNMA - 0.2%
4,541,443	3.50%, 10/20/2029(5)	409,839
4,079,837	3.50%, 01/20/2030(5)	386,177
4,484,005	3.50%, 11/20/2031(5)	413,493
1,229,834	4.00%, 01/16/2046(5)	211,654
5,261,457	4.50%, 12/16/2039(5)	867,966
4,449,623	4.50%, 07/20/2044	1,395,278
304,847	4.50%, 04/20/2045(5)	44,832
5,589,013	4.50%, 08/20/2045	903,352
2,857,698	4.50%, 05/20/2048(5)	307,982
1,589,279	5.00%, 05/16/2044(5)	293,012
1,531,082	5.00%, 07/16/2044(5)	264,740
1,475,736	5.00%, 12/16/2045(5)	271,578
2,518,337	5.00%, 07/16/2047(5)	480,838
1,191,689	5.00%, 09/20/2047(5)	208,192
1,261,003	5.00%, 11/16/2047(5)	200,563
2,579,662	5.00%, 06/20/2048(5)	503,382
4,887,603	5.50%, 11/16/2046(5)	1,012,031
1,011,364	5.50%, 02/20/2047(5)	200,483
1,833,462	5.85%, 07/20/2039(4)(5)	329,571
2,100,123	6.00%, 09/20/2045(5)	407,150

		9,112,113

34,275,000	UMBS - 0.7% 2.50%, 05/13/2050(17)	35,700,894

		105,100,481

	SLC Student Loan Trust - 0.0%
807,388	1.64%, 06/15/2021, 3 mo. USD LIBOR + 0.900%(2)	755,534

	SLM Student Loan Trust - 0.1%
350,538	1.14%, 05/26/2026, 1 mo. USD LIBOR + 0.650%(2)	331,705
1,523,603	1.74%, 04/25/2023, 3 mo. USD LIBOR + 0.750%(2)	1,449,046
1,553,604	2.49%, 04/25/2023, 3 mo. USD LIBOR + 1.500%(2)	1,548,665
2,295,319	2.69%, 07/25/2023, 3 mo. USD LIBOR + 1.700%(2)	2,225,580

		5,554,996

		6,310,530

	Total U.S. Government Agencies (cost $122,846,959)	$111,411,011

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 9.4%
	United States - 9.4%
	U.S. Treasury Bonds - 1.0%
$18,429,000	2.25%, 08/15/2049	$22,797,249
19,284,000	3.00%, 02/15/2047	26,926,038

		49,723,287

	U.S. Treasury Notes - 8.4%
133,882,192	0.13%, 04/15/2022(18)	132,740,731
104,115,979	0.38%, 07/15/2027(18)	110,401,774
91,100,000	1.75%, 04/30/2022(19)(20)	93,918,406
71,705,000	2.25%, 02/15/2027(20)(21)	80,088,323

		417,149,234

	Total U.S. Government Securities (cost $447,320,599)	$466,872,521

CONVERTIBLE BONDS - 0.2%
	Healthcare-Products - 0.0%
1,489,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025(1)	$1,398,586

	Lodging - 0.0%
410,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	581,797

	Pharmaceuticals - 0.1%
4,555,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	4,315,286

	Software - 0.1%
1,959,000	Western Digital Corp. 1.50%, 02/01/2024	1,798,366

	Total Convertible Bonds (cost $8,548,698)	$8,094,035

PREFERRED STOCKS - 0.0%
	United States - 0.0%
21,100	GMAC Capital Trust Series 2, 7.48%(2)	$475,805

	Total Preferred Stocks (cost $552,899)	$475,805

CONVERTIBLE PREFERRED STOCKS - 0.0%
	United States - 0.0%
12,450	Elanco Animal Health, Inc. , 5.00%	$572,700

	Total Convertible Preferred Stocks (cost $622,500)	$572,700

	Total Long-Term Investments (cost $4,499,325,683)	$4,412,908,722

SHORT-TERM INVESTMENTS - 11.1%
	Commercial Paper - 0.1%
4,950,000	CenterPoint Energy, Inc. 1.94%, 05/29/2020(14)	$4,942,377

	Other Investment Pools & Funds - 10.8%
534,717,297	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.19%(22)	534,717,297

	Securities Lending Collateral - 0.2%
378,086	Citibank NA DDCA, 0.04%, 5/1/2020(22)	378,086
3,475,758	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(22)	3,475,758
2,111,832	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(22)	2,111,832

The accompanying notes are an integral part of these financial statements.

154

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 11.1% - (continued)
	Securities Lending Collateral - 0.2% - (continued)
$1,581,058	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(22)	$1,581,058

		7,546,734

	Total Short-Term Investments (cost $547,206,408)	$547,206,408

Total Investments Excluding Purchased Options (cost $5,046,532,091)	100.4%	$4,960,115,130

Total Purchased Options (cost $4,593,014)	0.1%	$2,948,242

Total Investments (cost $5,051,125,105)	100.5%	$4,963,063,372
Other Assets and Liabilities	(0.5)%	(23,826,674)

Total Net Assets	100.0%	$4,939,236,698

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $795,289,063, representing 16.1% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Securities disclosed are interest-only strips.

(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $760,196,798, representing 15.4% of net assets.

(7)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(8)	Security is a zero-coupon bond.

(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(10)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(11)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(12)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $12,350,000 at April 30, 2020.

(13)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(14)	The rate shown represents current yield to maturity.

(15)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2020.

(16)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(17)	Represents or includes a TBA transaction.

(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(19)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2020, the market value of securities pledged was $18,819,764.

(20)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2020, the market value of securities pledged was $3,224,633.

(21)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2020, the market value of securities pledged was $20,327,836.

(22)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

155

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2020
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/CAD Put	DEUT	1.48 per USD	07/21/20	180,978,000	USD	180,978,000	$417,697	$1,426,107	$(1,008,410)

Puts
AUD Put/USD Call	JPM	0.60 per AUD	07/20/20	277,370,000	AUD	277,370,000	$923,442	$923,442	$0
AUD Put/USD Call	MSC	0.60 per AUD	07/20/20	284,455,000	AUD	284,455,000	897,353	1,749,607	(852,254)

Total Puts							$1,820,795	$2,673,049	$(852,254)

Total purchased OTC option contracts							$2,238,492	$4,099,156	$(1,860,664)

Written option contracts:
Puts
AUD Put/USD Call	MSC	0.55 per AUD	07/20/20	(284,455,000)	AUD	(284,455,000)	$(278,233)	$(491,902)	$213,669
AUD Put/USD Call	JPM	0.55 per AUD	07/20/20	(277,370,000)	AUD	(277,370,000)	(250,698)	(250,607)	(91)

Total Puts							$(528,931)	$(742,509)	$213,578

Total written OTC option contracts							$(528,931)	$(742,509)	$213,578

Exchange-Traded Option Contracts Outstanding at April 30, 2020
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
U.S. Treasury 5-Year Futures Options	125.50	USD	05/22/20	2,839	USD	356,294,500	$709,750	$493,858	$215,892

Total purchased exchange-traded option contracts							$709,750	$493,858	$215,892

Written option contracts:
Puts
U.S. Treasury 5-Year Futures Options	126.00	USD	05/22/20	(2,840)	USD	(357,840,000)	$(266,250)	$(260,343)	$(5,907)

Total written OTC option contracts							$(266,250)	$(260,343)	$(5,907)

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,066	06/30/2020	$234,978,047	$1,120
U.S. Treasury 5-Year Note Future	2,228	06/30/2020	279,579,188	(7,335)
U.S. Treasury 10-Year Ultra Future	13	06/19/2020	2,041,406	124,854
U.S. Treasury Ultra Bond Future	667	06/19/2020	149,929,094	(1,848,063)

Total				$(1,729,424)

Short position contracts:
Australian 10-Year Bond Future	1,133	06/15/2020	$109,897,890	$(91,518)
Canadian Government 10-Year Bond Future	157	06/19/2020	16,849,909	(52,778)
Euro-BOBL Future	359	06/08/2020	53,484,089	(133,652)
Euro-BUND Future	287	06/08/2020	54,859,775	(606,703)
Euro-BUXL 30-Year Bond Future	374	06/08/2020	89,838,625	(3,713,224)
Euro-Schatz Future	37	06/08/2020	4,553,162	(5,115)
U.S. Treasury 10-Year Note Future	1,984	06/19/2020	275,900,000	(491,303)
U.S. Treasury Long Bond Future	47	06/19/2020	8,508,469	(18,867)

Total				$(5,113,160)

Total futures contracts				$(6,842,584)

The accompanying notes are an integral part of these financial statements.

156

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2020
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB-.12	JPM	USD	3,700,000	3.00%	08/17/61	Monthly	$—	$(1,521,367)	$(1,229,382)	$291,985

Total traded indices							$—	$(1,521,367)	$(1,229,382)	$291,985

Credit default swaps on single-name issues:
Buy protection:
Algeco Global Finance plc	GSC	EUR	1,130,000	(5.00%)	06/20/25	Quarterly	$107,536	$—	$93,422	$(14,114)
Deutsche Bank AG	MSC	EUR	5,470,000	(1.00%)	12/20/24	Quarterly	650,456	—	819,552	169,096
Ineos Group Holdings S.A.	BOA	EUR	6,800,000	(5.00%)	12/20/24	Quarterly	—	(938,711)	(278,706)	660,005

Total							$757,992	$(938,711)	$634,268	$814,987

Total OTC credit default swap contracts							$757,992	$(2,460,078)	$(595,114)	$1,106,972

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2020
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.33.V3	USD	1,733,620	(5.00%)	12/20/24	Quarterly	$57,325	$91,172	$33,847
ITRAXX.EUR.33.V1	EUR	131,405,000	(1.00%)	06/20/25	Quarterly	623,591	1,588,073	964,482
ITRAXX.FIN.SEN.33.V1	EUR	471,090,000	(1.00%)	06/20/25	Quarterly	1,834,156	(284,465)	(2,118,621)
ITRAXX.XOVER.33.V1	EUR	22,485,000	(5.00%)	06/20/25	Quarterly	454,433	(235,896)	(690,329)

Total						$2,969,505	$1,158,884	$(1,810,621)

Credit default swaps on single-name issues:
Buy protection:
Accor	EUR	460,000	(1.00%)	12/20/24	Quarterly	$32,296	$27,496	$(4,800)
American Airlines Group, Inc.	USD	1,525,000	(5.00%)	12/20/24	Quarterly	(65,930)	756,411	822,341
Bouygues S.A.	EUR	11,625,000	(1.00%)	06/20/25	Quarterly	(368,758)	(447,918)	(79,160)
Dillard’s, Inc.	USD	3,670,000	(5.00%)	12/20/24	Quarterly	(517,416)	(224,758)	292,658
Jaguar Land Rover Automotive	EUR	4,250,000	(5.00%)	12/20/24	Quarterly	(72,968)	923,097	996,065
Kohl’s Corp.	USD	4,080,000	(1.00%)	12/20/24	Quarterly	82,914	690,103	607,189
L Brands, Inc.	USD	11,445,000	(1.00%)	12/20/24	Quarterly	915,550	4,456,028	3,540,478
Renault S.A.	EUR	14,790,000	(1.00%)	06/20/25	Quarterly	1,879,959	1,375,542	(504,417)
Sprint Communications, Inc.	USD	4,090,000	(5.00%)	06/20/25	Quarterly	(770,709)	(820,610)	(49,901)
Tenet Healthcare Corp.	USD	8,240,000	(5.00%)	12/20/24	Quarterly	(249,439)	356,278	605,717
United States Steel Corp.	USD	9,560,000	(5.00%)	12/20/24	Quarterly	462,124	2,600,217	2,138,093

Total						$1,327,623	$9,691,886	$8,364,263

Total centrally cleared credit default swap contracts						$4,297,128	$10,850,770	$6,553,642

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

157

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2020
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. CAD CDOR	1.09% Fixed	CAD	35,760,000	06/15/25	Semi-Annual	$13,026	$—	$146,561	$133,535
3 Mo. CAD CDOR	1.97% Fixed	CAD	21,637,000	06/17/25	Semi-Annual	862,616	—	919,993	57,377
3 Mo. CAD CDOR	1.78% Fixed	CAD	10,562,000	03/18/30	Semi-Annual	505,430	—	567,807	62,377
3 Mo. NZD NZDBBR FRA	2.19% Fixed	NZD	20,402,700	09/15/24	Semi-Annual	11,765	—	682,213	670,448
3 Mo. NZD NZDBBR FRA	1.13% Fixed	NZD	29,036,000	03/18/25	Semi-Annual	—	(15,720)	670,280	686,000
3 Mo. NZD NZDBBR FRA	0.66% Fixed	NZD	20,015,000	09/21/25	Semi-Annual	13,423	—	40,804	27,381
3 Mo. NZD NZDBBR FRA	2.97% Fixed	NZD	27,960,000	06/19/29	Semi-Annual	1,992	—	1,586,533	1,584,541
3 Mo. NZD NZDBBR FRA	1.44% Fixed	NZD	13,400,000	03/18/30	Semi-Annual	—	(10,423)	533,857	544,280
3 Mo. SEK STIBOR	0.25% Fixed	SEK	485,420,250	06/17/25	Annual	172,188	—	239,978	67,790
3 Mo. SEK STIBOR	0.34% Fixed	SEK	168,805,000	06/17/25	Annual	—	(29,834)	(165,124)	(135,290)
3 Mo. SEK STIBOR	0.34% Fixed	SEK	245,486,000	09/21/25	Annual	3,660	—	(86,069)	(89,729)
3 Mo. USD LIBOR	1.53% Fixed	USD	38,139,000	03/18/25	Semi-Annual	87,994	—	(2,130,733)	(2,218,727)
3 Mo. USD LIBOR	2.79% Fixed	USD	33,942,000	09/30/25	Semi-Annual	—	—	(4,338,013)	(4,338,013)
3 Mo. USD LIBOR	1.84% Fixed	USD	8,689,000	06/17/30	Semi-Annual	—	(12,106)	(1,036,247)	(1,024,141)
6 Mo. AUD BBSW	1.84% Fixed	AUD	37,316,000	09/15/24	Semi-Annual	—	—	952,078	952,078
6 Mo. AUD BBSW	1.03% Fixed	AUD	52,491,000	06/17/25	Semi-Annual	423,509	—	884,594	461,085
6 Mo. AUD BBSW	2.25% Fixed	AUD	27,325,000	09/18/29	Semi-Annual	24,067	—	852,729	828,662
6 Mo. AUD BBSW	1.34% Fixed	AUD	12,368,000	03/18/30	Semi-Annual	—	(30,458)	340,279	370,737
6 Mo. EUR EURIBOR	0.00% Fixed	EUR	33,375,000	03/18/25	Annual	236,435	—	1,837	(234,598)
6 Mo. EUR EURIBOR	0.00% Fixed	EUR	22,018,000	09/21/25	Annual	—	(5,535)	(96,729)	(91,194)
6 Mo. EUR EURIBOR	0.00% Fixed	EUR	7,009,000	03/18/30	Annual	57,192	—	(32,500)	(89,692)
6 Mo. GBP LIBOR	0.81% Fixed	GBP	30,449,000	03/18/25	Semi-Annual	4,232	—	(737,206)	(741,438)
6 Mo. GBP LIBOR	0.66% Fixed	GBP	20,818,000	06/15/25	Semi-Annual	—	(9,099)	(180,952)	(171,853)
6 Mo. GBP LIBOR	1.06% Fixed	GBP	6,325,000	06/17/30	Semi-Annual	—	(13,739)	(460,622)	(446,883)
6 Mo. GBP LIBOR	0.56% Fixed	GBP	13,585,000	09/17/30	Semi-Annual	20,036	—	(15,256)	(35,292)
6 Mo. JPY LIBOR	0.00% Fixed	JPY	2,811,383,000	12/15/24	Semi-Annual	9,174	—	31,398	22,224
6 Mo. JPY LIBOR	0.00% Fixed	JPY	786,371,000	09/16/30	Semi-Annual	—	(10,837)	(6,672)	4,165
6 Mo. NOK NIBOR	0.75% Fixed	NOK	181,341,000	09/16/25	Annual	1,270	—	71,246	69,976
6 Mo. NOK NIBOR	0.88% Fixed	NOK	270,162,000	09/21/25	Annual	24,433	—	108,867	84,434
6 Mo. NOK NIBOR	1.53% Fixed	NOK	158,043,000	06/18/30	Annual	112,421	—	313,222	200,801
6 Mo. NOK NIBOR	1.03% Fixed	NOK	82,893,000	09/16/30	Annual	6,814	—	104,521	97,707

Total centrally cleared interest rate swap contracts						$2,591,677	$(137,751)	$(237,326)	$(2,691,252)

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,085,000	AUD	707,790	USD	BCLY	06/04/20	$—	$(668)
1,698,000	AUD	1,107,488	USD	MSC	06/04/20	—	(858)
3,780,000	AUD	2,475,163	USD	BNP	06/04/20	—	(11,642)
117,130,000	BRL	21,582,826	USD	MSC	05/05/20	—	(51,181)
39,005,000	BRL	7,223,148	USD	JPM	05/05/20	—	(52,979)
19,560,000	BRL	3,715,805	USD	DEUT	05/05/20	—	(120,151)
29,934,000	CAD	21,278,078	USD	JPM	05/29/20	227,737	—
29,928,000	CAD	21,318,061	USD	MSC	05/29/20	183,443	—
1,000	CAD	711	USD	SSG	05/29/20	7	—
697,000	CAD	495,056	USD	JPM	06/04/20	5,706	—
2,090,000	CAD	1,500,748	USD	MSC	06/04/20	818	—
1,536,000	CAD	1,103,837	USD	BCLY	06/04/20	1,151	(1,445)
20,039,000	CHF	20,608,671	USD	BCLY	06/04/20	171,775	—
1,493,000	CHF	1,533,866	USD	CBK	06/04/20	14,375	—
838,395,000	CLP	978,405	USD	JPM	06/04/20	26,637	—
20,981,000	CNH	2,968,995	USD	MSC	06/04/20	—	(7,370)
2,381,000	EUR	2,580,376	USD	HSBC	05/29/20	30,336	—
1,682,000	EUR	1,813,963	USD	SSG	05/29/20	30,311	—
783,000	EUR	848,862	USD	MSC	05/29/20	9,679	—
49,469,000	EUR	53,613,562	USD	HSBC	06/04/20	634,054	—
11,369,000	EUR	12,339,958	USD	CBK	06/04/20	127,267	—
3,960,000	EUR	4,299,586	USD	JPM	06/04/20	42,942	—
639,000	EUR	693,674	USD	BCLY	06/04/20	7,052	—
639,000	EUR	693,862	USD	MSC	06/04/20	6,864	—

The accompanying notes are an integral part of these financial statements.

158

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2020 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,281,000	GBP	1,583,052	USD	BCLY	05/29/20	$30,552	$—
3,506,000	GBP	4,352,485	USD	BCLY	06/04/20	63,936	—
3,507,000	GBP	4,360,008	USD	TDB	06/04/20	57,673	—
868,000	GBP	1,080,659	USD	JPM	06/04/20	12,739	—
41,552,000,000	IDR	2,756,900	USD	DEUT	06/04/20	23,639	—
629,040,000	INR	8,344,366	USD	SCB	06/04/20	1,716	—
138,288,000	JPY	1,288,909	USD	BCLY	06/04/20	335	—
467,232,000	JPY	4,372,232	USD	JPM	06/04/20	—	(16,281)
473,900,000	JPY	4,449,974	USD	SSG	06/04/20	—	(31,857)
98,921,219,000	JPY	924,394,003	USD	MSC	06/04/20	—	(2,162,560)
390,832,000	MXN	15,609,741	USD	CBK	06/04/20	513,439	—
138,783,000	NOK	13,081,321	USD	MSC	06/04/20	467,536	—
104,064,000	NZD	62,949,803	USD	JPM	06/04/20	873,052	—
3,478,000	NZD	2,112,375	USD	BCLY	06/04/20	20,697	—
9,814,000	PLN	2,353,353	USD	BOA	06/04/20	11,451	—
140,880,000	SEK	14,081,311	USD	MSC	06/04/20	364,115	—
4,925,000	SEK	491,445	USD	BCLY	06/04/20	13,550	—
3,812,000	SGD	2,673,446	USD	JPM	06/04/20	30,192	—
21,000	SGD	14,792	USD	SSG	06/04/20	102	—
80,210,000	THB	2,475,006	USD	JPM	06/04/20	4,070	—
6,697,000	TRY	953,445	USD	GSC	06/04/20	—	(2,405)
15,628,000	TRY	2,225,704	USD	BCLY	06/04/20	—	(6,375)
25,924,000	TWD	873,745	USD	JPM	06/04/20	—	(1,339)
225,471,000	TWD	7,628,794	USD	MSC	06/04/20	—	(41,147)
10,354,919	USD	16,249,000	AUD	BMO	05/29/20	—	(234,838)
1,123,456	USD	1,724,000	AUD	MSC	06/04/20	—	(119)
1,000,336	USD	1,552,000	AUD	BCLY	06/04/20	—	(11,142)
52,955,526	USD	81,913,000	AUD	UBS	06/04/20	—	(429,255)
94,537,680	USD	146,267,000	AUD	JPM	06/04/20	83	(788,320)
105,682,831	USD	163,827,000	AUD	CBA	06/04/20	—	(1,087,382)
11,647,749	USD	58,565,000	BRL	MSC	05/05/20	881,926	—
14,374,424	USD	78,010,000	BRL	JPM	05/05/20	34,087	—
3,604,201	USD	19,560,000	BRL	DEUT	05/05/20	8,547	—
7,207,265	USD	39,005,000	BRL	JPM	06/02/20	54,510	—
3,186,432	USD	17,360,000	BRL	MSC	06/02/20	2,947	—
112,924,787	USD	158,556,000	CAD	MSC	05/29/20	—	(988,355)
2,883,863	USD	4,005,000	CAD	BNP	06/04/20	6,460	—
12,096,450	USD	17,053,000	CAD	CIBC	06/04/20	—	(155,325)
51,760,353	USD	72,806,000	CAD	JPM	06/04/20	—	(547,317)
708,991,658	USD	995,442,000	CAD	MSC	06/04/20	—	(6,186,374)
17,868,929	USD	126,814,000	CNH	BOA	06/04/20	—	(31,815)
1,467,879	USD	5,948,932,000	COP	CBK	06/04/20	—	(29,763)
397,177,236	USD	2,729,819,000	DKK	MSC	06/04/20	—	(3,985,802)
147,805,386	USD	136,337,369	EUR	MSC	05/29/20	—	(1,685,398)
3,683,548	USD	3,376,000	EUR	MSC	06/04/20	133	(18,700)
9,947,960	USD	9,177,000	EUR	BCLY	06/04/20	—	(115,522)
61,337,265	USD	56,511,000	EUR	CBK	06/04/20	—	(632,595)
599,098,744	USD	551,732,000	EUR	BOA	06/04/20	—	(5,929,568)
2,626,062	USD	2,125,000	GBP	BCLY	05/29/20	—	(50,682)
24,645,709	USD	19,559,000	GBP	BOA	06/04/20	7,724	—
1,791,766	USD	1,422,000	GBP	MSC	06/04/20	508	—
73,893,335	USD	58,677,000	GBP	HSBC	06/04/20	30,334	(50,954)
9,541,519	USD	3,112,348,000	HUF	BNP	06/04/20	—	(129,094)
753,165	USD	11,900,000,000	IDR	MSC	06/04/20	—	(43,148)
1,250,427	USD	4,389,000	ILS	JPM	06/04/20	—	(9,848)
18,657,416	USD	1,432,703,000	INR	SCB	06/04/20	—	(351,639)
104,988,550	USD	11,479,700,000	JPY	MSC	05/11/20	—	(1,998,888)
147,993,731	USD	15,773,015,000	JPY	MSC	06/04/20	943,679	—
49,690,895	USD	5,287,951,000	JPY	BOA	06/04/20	391,920	—
49,514,249	USD	5,269,330,000	JPY	CBK	06/04/20	388,876	—
6,000,637	USD	639,716,000	JPY	JPM	06/04/20	36,637	—
1,689,089	USD	180,652,000	JPY	BCLY	06/04/20	5,605	(715)
180,213,633	USD	19,376,750,000	JPY	MSC	07/06/20	—	(537,474)
80,842,920	USD	8,688,900,000	JPY	JPM	07/27/20	—	(239,913)

The accompanying notes are an integral part of these financial statements.

159

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2020 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
195,986,101	USD	241,243,211,000	KRW	DEUT	06/04/20	$—	$(2,106,581)
697,865	USD	7,145,000	NOK	BCLY	06/04/20	326	—
2,167,274	USD	22,468,000	NOK	JPM	06/04/20	—	(26,192)
153,995,052	USD	1,633,772,000	NOK	MSC	06/04/20	—	(5,503,899)
1,114,698	USD	1,824,000	NZD	BCLY	06/04/20	—	(3,968)
502,675	USD	829,000	NZD	JPM	06/04/20	—	(5,754)
4,093,658	USD	6,755,000	NZD	WEST	06/04/20	—	(49,210)
244,739,469	USD	404,175,000	NZD	MSC	06/04/20	1,296	(3,143,925)
3,947,532	USD	13,332,000	PEN	BNP	06/04/20	6,892	—
14,610,980	USD	60,931,000	PLN	BOA	06/04/20	—	(71,092)
14,743,817	USD	1,104,194,000	RUB	BOA	06/04/20	—	(51,472)
4,670,445	USD	45,795,000	SEK	BCLY	06/04/20	—	(25,241)
1,567,071	USD	15,722,000	SEK	CBK	06/04/20	—	(45,018)
3,309,101	USD	32,724,000	SEK	JPM	06/04/20	—	(46,323)
214,748,449	USD	2,148,217,000	SEK	MSC	06/04/20	691	(5,524,174)
496,746	USD	700,000	SGD	BCLY	06/04/20	275	—
5,623,214	USD	8,018,000	SGD	JPM	06/04/20	—	(63,504)
10,146,607	USD	328,192,000	THB	JPM	06/04/20	3,073	—
5,117,153	USD	36,232,000	TRY	BOA	06/04/20	—	(28,146)
8,342,097	USD	59,178,000	TRY	BCLY	06/04/20	—	(61,758)
20,600,529	USD	146,137,000	TRY	GSC	06/04/20	—	(152,355)
8,966,525	USD	267,319,000	TWD	BNP	06/04/20	—	(29,410)
7,545,671	USD	139,527,000	ZAR	GSC	06/04/20	46,124	—
40,889,574	USD	781,089,000	ZAR	BCLY	06/04/20	—	(1,093,797)
37,152,000	ZAR	1,944,886	USD	BCLY	06/04/20	52,026	—
64,600,000	ZAR	3,520,753	USD	JPM	06/04/20	—	(48,516)

Total foreign currency contracts						$6,913,627	$(46,858,538)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
United States	$118,205	$—	$118,205	$—
Asset & Commercial Mortgage-Backed Securities	359,741,650	—	359,741,650	—
Corporate Bonds	745,567,327	—	745,567,327	—
Foreign Government Obligations	2,579,888,972	—	2,579,888,972	—
Senior Floating Rate Interests	140,166,496	—	140,166,496	—
U.S. Government Agencies	111,411,011	—	111,411,011	—
U.S. Government Securities	466,872,521	—	466,872,521	—
Convertible Bonds	8,094,035	—	8,094,035	—
Preferred Stocks	475,805	475,805	—	—
Convertible Preferred Stocks	572,700	572,700	—	—
Short-Term Investments	547,206,408	542,264,031	4,942,377	—
Purchased Options	2,948,242	709,750	2,238,492	—
Foreign Currency Contracts(2)	6,913,627	—	6,913,627	—
Futures Contracts(2)	125,974	125,974	—	—
Swaps - Credit Default(2)	11,121,956	—	11,121,956	—
Swaps - Interest Rate(2)	6,925,598	—	6,925,598	—

Total	$4,988,150,527	$544,148,260	$4,444,002,267	$—

Liabilities
Foreign Currency Contracts(2)	$(46,858,538)	$—	$(46,858,538)	$—
Futures Contracts(2)	(6,968,558)	(6,968,558)	—	—
Swaps - Credit Default(2)	(3,461,342)	—	(3,461,342)	—
Swaps - Interest Rate(2)	(9,616,850)	—	(9,616,850)	—
Written Options	(795,181)	(266,250)	(528,931)	—

Total	$(67,700,469)	$(7,234,808)	$(60,465,661)	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

160

Hartford Fixed Income Funds

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CMT	Constant Maturity Treasury Index
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
MSCI	Morgan Stanley Capital International

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation

Municipal Abbreviations: – (continued)
Redev	Redevelpoment
Rev	Revenue
VA	Veterans Administration

Other Abbreviations:
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CJSC	Closed Joint Stock Company
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MUNIPSA	Municipal Swap Index Yield
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PIK	Payment-in-kind
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PT	Perseroan Terbatas
TBA	To Be Announced
THBFIX	Thai Baht Interest Rate Fixing
TIIE	Interbank Equilibrium Interest Rate
UMBS	Uniform Mortgage-Backed Securities
WIBOR	Warsaw Interbank Offered Rate

161

Hartford Fixed Income Funds

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Municipal Income Fund	The Hartford Municipal Opportunities Fund
Assets:
Investments in securities, at market value(1)	$76,337,436	$1,951,217,229	$341,073,051	$305,405,104	$552,285,571	$53,549,899	$1,157,280,274
Cash	—	80,850	1,072,163	—	6,260	650,594	9,925
Cash collateral due from broker on futures contracts	—	—	640,026	—	—	—	—
Cash collateral due from broker on swap contracts	1,945,000	8,550,000	—	—	350,000	—	—
Foreign currency	63,782	11,472,474	3,408,986	—	228,312	—	—
Unrealized appreciation on OTC swap contracts	598,897	1,937,096	722,493	—	—	—	—
Unrealized appreciation on foreign currency contracts	4,690,044	40,146	5,787	468	565,859	—	—
Receivables:
Investment securities sold	1,806,055	102,616,967	24,088,634	3,744,391	21,522,182	—	—
Fund shares sold	13,153	3,370,622	807,521	378,189	159,412	253,045	5,930,760
Dividends and interest	890,596	9,940,413	1,872,763	5,005,938	960,351	624,655	13,893,123
Securities lending income	—	—	—	—	—	—	—
Variation margin on futures contracts	76,234	—	—	—	48,486	—	—
Variation margin on centrally cleared swap contracts	12,603	—	—	395,273	—	—	—
Tax reclaims	72,684	—	—	2,587	—	—	—
OTC swap contracts premiums paid	—	—	—	—	1,918	—	—
Other assets	89,426	120,157	92,597	106,021	63,717	59,360	85,885

Total assets	86,595,910	2,089,345,954	373,784,021	315,037,971	576,192,068	55,137,553	1,177,199,967

Liabilities:
Unrealized depreciation on foreign currency contracts	6,342,593	2,221,767	432,370	100,293	724,176	—	—
Unrealized depreciation on bond forward contracts	—	—	—	—	15,270	—	—
Due to custodian	245,481	—	—	—	—	—	—
Due to custodian – foreign cash	—	—	—	—	—	—	—
Obligation to return securities lending collateral	—	—	—	—	—	—	—
Unrealized depreciation on OTC swap contracts	560,115	7,373,463	594,552	—	2,597,333	—	—
Cash collateral due to broker on swap contracts	210,000	1,570,000	—	—	1,316,000	—	—
TBA sale commitments, at market value	—	—	—	—	—	—	—
Unfunded loan commitments	—	5,330,194	1,247,371	—	—	—	—
Payables:
Investment securities purchased	804,888	128,219,668	39,205,882	—	96,481,074	1,088,851	1,753,902
Fund shares redeemed	101,791	7,234,674	1,276,273	575,918	264,517	179,202	2,585,054
Investment management fees	48,488	1,028,099	182,853	166,204	149,737	14,882	307,118
Transfer agent fees	36,190	568,363	95,392	113,400	129,274	5,519	160,107
Accounting services fees	965	25,056	3,897	3,815	5,728	634	14,325
Board of Directors’ fees	746	17,317	2,354	1,259	1,922	56	1,992
Variation margin on futures contracts	—	—	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	83,115	—	—
Foreign taxes	1,164	—	—	—	—	—	—
Distribution fees	325	51,064	6,405	8,529	9,679	1,210	18,179
Distributions payable	—	1,566,973	8,147	21,658	—	217	255,351
Written options	267,685	—	—	—	—	—	—
Accrued expenses	40,634	173,680	329,336	42,018	36,043	17,080	15,847
OTC swap contracts premiums received	—	138,823	26,418	—	447,949	—	—

Total liabilities	8,661,079	155,519,141	43,411,250	1,033,094	102,261,817	1,307,651	5,111,875

Net assets	$77,934,831	$1,933,826,813	$330,372,771	$314,004,877	$473,930,251	$53,829,902	$1,172,088,092

Summary of Net Assets:
Capital stock and paid-in-capital	$169,138,229	$2,626,902,056	$429,034,144	$362,693,195	$546,664,899	$54,271,450	$1,181,056,755
Distributable earnings (loss)	(91,203,398)	(693,075,243)	(98,661,373)	(48,688,318)	(72,734,648)	(441,548)	(8,968,663)

Net assets	$77,934,831	$1,933,826,813	$330,372,771	$314,004,877	$473,930,251	$53,829,902	$1,172,088,092

Shares authorized	610,000,000	3,460,000,000	610,000,000	610,000,000	6,355,000,000	350,000,000	870,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$4.98	$7.54	$8.61	$6.68	$10.55	$10.30	$8.52

Maximum offering price per share	$5.21	$7.77	$8.88	$6.99	$11.05	$10.79	$8.92

Shares outstanding	899,099	79,685,329	7,418,086	31,309,432	17,180,026	2,940,970	47,556,762

Net Assets	$4,473,662	$600,941,127	$63,846,346	$209,032,742	$181,198,245	$30,300,467	$405,016,789

The accompanying notes are an integral part of these financial statements.

162

Hartford Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Municipal Income Fund	The Hartford Municipal Opportunities Fund
Class C: Net asset value per share	$4.98	$7.61	$8.68	$6.66	$10.19	$10.30	$8.52

Shares outstanding	398,971	42,067,326	4,933,070	3,939,399	2,537,222	459,942	7,624,145

Net Assets	$1,987,345	$320,258,502	$42,828,403	$26,225,605	$25,865,160	$4,738,634	$64,980,727

Class I: Net asset value per share	$4.95	$7.53	$8.56	$6.70	$10.75	$10.27	$8.52

Shares outstanding	2,220,728	111,957,172	22,436,892	2,570,650	4,020,669	1,273,387	67,083,693

Net Assets	$11,001,801	$843,276,677	$192,072,709	$17,212,305	$43,214,227	$13,079,373	$571,478,326

Class R3: Net asset value per share	$4.96	$7.59	$8.63	$6.68	$10.35	$—	$—

Shares outstanding	1,975	618,861	16,432	268,089	3,287,587	—	—

Net Assets	$9,787	$4,697,384	$141,741	$1,790,705	$34,018,801	$—	$—

Class R4: Net asset value per share	$4.95	$7.54	$8.59	$6.69	$10.55	$—	$—

Shares outstanding	7,920	316,994	36,779	141,567	612,976	—	—

Net Assets	$39,234	$2,388,900	$315,887	$946,932	$6,467,936	$—	$—

Class R5: Net asset value per share	$4.75	$7.53	$8.56	$6.65	$10.71	$—	$—

Shares outstanding	8,349	142,109	1,155,383	99,267	110,211	—	—

Net Assets	$39,684	$1,069,894	$9,891,797	$660,161	$1,180,684	$—	$—

Class R6: Net asset value per share	$—	$—	$—	$—	$—	$—	$—

Shares outstanding	—	—	—	—	—	—	—

Net Assets	$—	$—	$—	$—	$—	$—	$—

Class Y: Net asset value per share	$4.92	$7.51	$8.57	$6.64	$10.77	$—	$8.51

Shares outstanding	11,646,533	5,254,760	866,734	249,597	2,705,314	—	1,727,469

Net Assets	$57,291,260	$39,441,354	$7,425,945	$1,656,238	$29,138,499	$—	$14,707,214

Class F: Net asset value per share	$4.96	$7.54	$8.58	$6.68	$10.74	$10.28	$8.51

Shares outstanding	623,832	16,158,063	1,614,620	8,454,688	14,226,682	555,378	13,623,875

Net Assets	$3,092,058	$121,752,975	$13,849,943	$56,480,189	$152,846,699	$5,711,428	$115,905,036

Cost of investments	$84,400,083	$2,226,067,135	$385,952,996	$334,250,671	$541,575,200	$54,059,883	$1,166,675,306
Cost of foreign currency	$80,121	$11,466,861	$3,407,277	$—	$229,582	$—	$—
Cost of bank overdraft – foreign cash	$—	$—	$—	$—	$—	$—	$—
Proceeds of TBA sale commitments	$—	$—	$—	$—	$—	$—	$—
Proceeds of written option contracts	$115,336	$—	$—	$—	$—	$—	$—

(1) Includes Investment in securities on loan, at market value	$—	$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

163

Hartford Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	Hartford Municipal Short Duration Fund	The Hartford Quality Bond Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Assets:
Investments in securities, at market value(1)	$23,174,570	$181,213,493	$1,403,894,222	$990,555,456	$3,098,098,414	$4,963,063,372
Cash	—	9,108	9,997	91,429	50,900	172,237
Cash collateral due from broker on futures contracts	—	—	—	—	—	—
Cash collateral due from broker on swap contracts	—	781,000	—	—	1,330,000	—
Foreign currency	—	—	1,499,095	2,157,720	752,907	5,829,142
Unrealized appreciation on OTC swap contracts	—	—	—	1,646,596	149	1,121,086
Unrealized appreciation on foreign currency contracts	—	—	—	2,071,218	2,740,814	6,913,627
Receivables:
Investment securities sold	—	62,706,635	417,743	13,776,392	253,074,816	151,833,753
Fund shares sold	14,008	198,965	5,174,773	3,002,747	3,537,553	15,318,256
Dividends and interest	278,305	280,779	7,908,352	7,259,927	13,072,880	19,988,245
Securities lending income	—	—	1,066	104,304	5,103	4,073
Variation margin on futures contracts	—	—	1,138,088	223,992	259,649	—
Variation margin on centrally cleared swap contracts	—	63,075	—	56,930	172,174	2,168,483
Tax reclaims	—	—	—	25,006	1,400	6,258
OTC swap contracts premiums paid	—	—	—	376,107	758,864	757,992
Other assets	49,014	68,781	162,116	102,565	204,714	243,201

Total assets	23,515,897	245,321,836	1,420,205,452	1,021,450,389	3,374,060,337	5,167,419,725

Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	210,290	1,373,517	499,011	46,858,538
Unrealized depreciation on bond forward contracts	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to custodian – foreign cash	—	186	—	—	—	—
Obligation to return securities lending collateral	—	—	3,532,577	27,958,209	7,066,284	7,546,734
Unrealized depreciation on OTC swap contracts	—	—	—	7,748,125	10,602,632	14,114
Cash collateral due to broker on swap contracts	—	—	—	1,710,000	2,970,000	3,811,000
TBA sale commitments, at market value	—	39,649,409	—	—	26,872,137	—
Unfunded loan commitments	—	—	335,023	417,142	44,451	—
Payables:
Investment securities purchased	—	66,946,382	22,632,499	104,353,997	934,131,535	152,011,813
Fund shares redeemed	8,896	214,461	6,508,306	1,014,168	2,712,421	7,462,529
Investment management fees	6,802	48,352	429,688	361,193	548,934	2,353,477
Transfer agent fees	3,387	7,939	261,869	123,448	363,629	804,131
Accounting services fees	290	1,804	16,727	10,167	28,443	60,230
Board of Directors’ fees	104	286	3,187	876	4,821	16,161
Variation margin on futures contracts	—	16,560	—	—	—	3,343,508
Variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Foreign taxes	—	—	—	2,062	—	—
Distribution fees	544	2,081	27,137	10,782	31,097	20,031
Distributions payable	38	—	217,858	—	110,010	—
Written options	—	—	—	5,877,302	3,351,550	795,181
Accrued expenses	17,579	15,896	42,704	48,669	146,489	625,502
OTC swap contracts premiums received	—	—	—	4,809,341	6,008,110	2,460,078

Total liabilities	37,640	106,903,356	34,217,865	155,818,998	995,491,554	228,183,027

Net assets	$23,478,257	$138,418,480	$1,385,987,587	$865,631,391	$2,378,568,783	$4,939,236,698

Summary of Net Assets:
Capital stock and paid-in-capital	$23,820,154	$133,468,094	$1,413,028,649	$934,033,440	$2,316,087,658	$4,954,453,053
Distributable earnings (loss)	(341,897)	4,950,386	(27,041,062)	(68,402,049)	62,481,125	(15,216,355)

Net assets	$23,478,257	$138,418,480	$1,385,987,587	$865,631,391	$2,378,568,783	$4,939,236,698

Shares authorized	350,000,000	560,000,000	760,000,000	1,100,000,000	1,150,000,000	1,550,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$9.86	$10.53	$9.69	$8.24	$10.82	$10.45

Maximum offering price per share	$10.32	$11.03	$9.89	$8.63	$11.33	$10.94

Shares outstanding	1,830,104	2,304,734	72,677,776	23,334,682	96,089,387	39,529,957

Net Assets	$18,036,071	$24,279,534	$704,359,122	$192,301,541	$1,039,605,046	$412,953,142

The accompanying notes are an integral part of these financial statements.

164

Hartford Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	Hartford Municipal Short Duration Fund	The Hartford Quality Bond Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Class C: Net asset value per share	$9.85	$10.46	$9.69	$8.30	$10.95	$10.23

Shares outstanding	145,076	1,235,903	8,724,915	6,185,087	2,166,942	7,511,069

Net Assets	$1,429,076	$12,933,453	$84,567,911	$51,326,743	$23,717,799	$76,861,695

Class I: Net asset value per share	$9.84	$10.49	$9.67	$8.27	$10.79	$10.53

Shares outstanding	240,373	2,098,788	36,577,430	50,970,550	14,216,215	190,529,222

Net Assets	$2,365,938	$22,021,393	$353,791,261	$421,420,030	$153,332,960	$2,005,393,924

Class R3: Net asset value per share	$—	$10.52	$9.67	$8.23	$11.12	$10.38

Shares outstanding	—	12,964	139,429	94,295	398,001	175,837

Net Assets	$—	$136,371	$1,348,954	$775,641	$4,425,480	$1,824,833

Class R4: Net asset value per share	$—	$10.52	$9.67	$8.24	$11.02	$10.45

Shares outstanding	—	1,206	505,879	25,794	899,799	1,393,560

Net Assets	$—	$12,684	$4,894,356	$212,462	$9,917,943	$14,556,298

Class R5: Net asset value per share	$—	$10.51	$9.65	$8.23	$10.95	$10.53

Shares outstanding	—	1,614	176,301	943,296	147,482	675,844

Net Assets	$—	$16,966	$1,702,019	$7,764,509	$1,615,591	$7,115,404

Class R6: Net asset value per share	$—	$—	$9.62	$8.23	$10.87	$10.57

Shares outstanding	—	—	1,217	294,596	5,140,387	6,441,023

Net Assets	$—	$—	11,710	$2,425,319	$55,885,426	$68,051,844

Class Y: Net asset value per share	$—	$10.56	$9.63	$8.22	$10.89	$10.56

Shares outstanding	—	25,058	822,845	3,826,781	31,525,635	35,770,710

Net Assets	$—	$264,611	$7,926,988	$31,464,373	$343,338,932	$377,703,267

Class F: Net asset value per share	$9.85	$10.48	$9.67	$8.26	$10.72	$10.54

Shares outstanding	167,196	7,512,691	23,520,410	19,115,082	69,660,018	187,349,627

Net Assets	$1,647,172	$78,753,468	$227,385,266	$157,940,773	$746,729,606	$1,974,776,291

Cost of investments	$23,502,730	$177,156,628	$1,420,310,159	$1,058,451,279	$3,008,604,650	$5,051,125,105
Cost of foreign currency	$—	$—	$1,498,313	$2,190,553	$752,670	$4,661,143
Cost of bank overdraft – foreign cash	$—	$184	$—	$—	$—	$—
Proceeds of TBA sale commitments	$—	$39,588,072	$—	$—	$26,857,358	$—
Proceeds of written option contracts	$—	$—	$—	$6,796,486	$3,765,840	$1,002,852

(1) Includes Investment in securities on loan, at market value	$—	$—	$3,455,006	$27,169,666	$6,821,132	$7,174,214

The accompanying notes are an integral part of these financial statements.

165

Hartford Fixed Income Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2020 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Municipal Income Fund	The Hartford Municipal Opportunities Fund
Investment Income:
Dividends	$—	$—	$40,896	$79,156	$—	$—	$—
Interest	3,385,778	63,986,296	9,878,457	10,057,604	5,680,719	625,840	16,707,415
Securities lending	5,622	—	—	—	1,082	—	—
Less: Foreign tax withheld	(51,023)	—	(10)	—	(29,512)	—	—

Total investment income, net	3,340,377	63,986,296	9,919,343	10,136,760	5,652,289	625,840	16,707,415

Expenses:
Investment management fees	455,143	8,186,906	1,352,681	1,134,259	1,130,285	79,330	1,873,587
Transfer agent fees
Class A	5,322	384,394	48,792	206,522	166,421	7,185	131,627
Class C	2,608	205,740	29,797	22,367	25,222	1,922	24,302
Class I	21,228	472,040	97,787	11,513	28,517	4,683	187,149
Class R3	12	6,276	219	1,891	41,387	—	—
Class R4	38	2,315	291	834	5,851	—	—
Class R5	8	679	6,120	426	817	—	—
Class R6	—	—	—	—	—	—	—
Class Y	41,943	25,402	6,841	3,379	13,256	—	7,036
Class F	75	1,686	289	676	278	53	927
Distribution fees
Class A	6,462	878,333	99,994	280,433	225,798	33,931	520,261
Class C	12,382	1,998,170	254,876	152,744	147,134	19,392	337,822
Class R3	28	14,394	501	4,950	94,391	—	—
Class R4	56	3,430	430	1,229	8,878	—	—
Custodian fees	19,353	10,616	4,441	3,520	5,375	1,626	4,934
Registration and filing fees	60,185	77,657	54,848	57,369	52,226	32,999	85,503
Accounting services fees	9,647	214,109	30,623	27,601	38,552	3,280	84,659
Board of Directors’ fees	1,777	37,711	5,271	4,530	6,375	504	14,318
Audit fees	13,735	19,702	19,698	13,600	16,271	13,591	13,594
Other expenses	13,824	184,159	36,139	39,675	35,523	5,552	42,384

Total expenses (before waivers, reimbursements and fees paid indirectly)	663,826	12,723,719	2,049,638	1,967,518	2,042,557	204,048	3,328,103
Expense waivers	(101,826)	(32,397)	(156,261)	(161,564)	(134,988)	(51,068)	—
Transfer agent fee waivers	—	(2,150)	—	—	(14,622)	—	—
Distribution fee reimbursements	(90)	(2,508)	(127)	(2,305)	(3,048)	(23)	(1,504)

Total waivers, reimbursements and fees paid indirectly	(101,916)	(37,055)	(156,388)	(163,869)	(152,658)	(51,091)	(1,504)

Total expenses, net	561,910	12,686,664	1,893,250	1,803,649	1,889,899	152,957	3,326,599

Net Investment Income (Loss)	2,778,467	51,299,632	8,026,093	8,333,111	3,762,390	472,883	13,380,816

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(6,745,196)	(105,377,874)	(14,428,298)	(2,103,305)	2,234,561	70,702	5,118,484
Less: Foreign taxes paid on realized capital gains	(41,452)	—	—	—	—	—	—
Net realized gain (loss) on purchased options contracts	242,198	—	—	—	—	—	—
Net realized gain (loss) on futures contracts	12,788	—	—	—	348,237	—	—
Net realized gain (loss) on written options contracts	200,848	—	—	—	—	—	—
Net realized gain (loss) on swap contracts	92,011	(4,064,943)	(1,959,346)	(393,984)	(1,467,324)	—	—
Net realized gain (loss) on bond forward contracts	—	—	—	—	1,874,940	—	—
Net realized gain (loss) on foreign currency contracts	(1,475,298)	7,576,086	1,495,282	287,430	1,205,822	—	—
Net realized gain (loss) on other foreign currency transactions	(159,135)	(293,703)	(57,385)	(3,888)	6,715	—	—

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(7,873,236)	(102,160,434)	(14,949,747)	(2,213,747)	4,202,951	70,702	5,118,484

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments*	(8,736,950)	(164,453,969)	(29,574,519)	(31,168,332)	4,376,325	(2,191,546)	(56,942,462)
Net unrealized appreciation (depreciation) of purchased options contracts	121,831	—	—	—	(69,005)	—	—
Net unrealized appreciation (depreciation) of futures contracts	10,481	—	—	—	(492,766)	—	—
Net unrealized appreciation (depreciation) of written options contracts	(223,665)	—	—	—	—	—	—
Net unrealized appreciation (depreciation) of swap contracts	(226,294)	(5,448,646)	117,886	5,062	(3,534,210)	—	—
Net unrealized appreciation (depreciation) of bond forward contracts	—	—	—	—	(252,936)	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	(3,116,572)	(970,073)	(156,959)	(63,433)	(35,906)	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(94,973)	(69,756)	(97,908)	(317)	(3,395)	—	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(12,266,142)	(170,942,444)	(29,711,500)	(31,227,020)	(11,893)	(2,191,546)	(56,942,462)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(20,139,378)	(273,102,878)	(44,661,247)	(33,440,767)	4,191,058	(2,120,844)	(51,823,978)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,360,911)	$(221,803,246)	$(36,635,154)	$(25,107,656)	$7,953,448	$(1,647,961)	$(38,443,162)

*Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$39,930	$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

166

Hartford Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2020 (Unaudited)

	Hartford Municipal Short Duration Fund	The Hartford Quality Bond Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Investment Income:
Dividends	$—	$—	$—	$234,692	$8,344	$51,193
Interest	285,569	1,916,758	22,598,504	16,351,288	34,508,905	45,503,265
Securities lending	—	—	11,436	108,527	35,991	51,068
Less: Foreign tax withheld	—	—	—	(189)	5,628	(249,833)

Total investment income, net	285,569	1,916,758	22,609,940	16,694,318	34,558,868	45,355,693

Expenses:
Investment management fees	41,765	278,648	2,688,054	2,014,791	3,245,765	15,156,914
Transfer agent fees
Class A	5,313	11,405	506,834	143,408	594,574	264,255
Class C	1,078	6,134	44,337	28,926	24,582	44,278
Class I	1,154	2,549	183,090	93,879	37,072	1,034,420
Class R3	—	140	1,806	703	5,067	2,019
Class R4	—	10	3,216	175	8,762	5,565
Class R5	—	13	814	4,410	622	3,819
Class R6	—	—	—	34	844	362
Class Y	—	8	5,007	4,808	116,456	241,772
Class F	27	155	2,636	961	3,335	19,096
Distribution fees
Class A	23,009	23,078	840,554	247,073	1,225,217	526,579
Class C	6,956	52,534	412,911	259,234	126,461	391,277
Class R3	—	337	4,097	1,776	11,779	4,604
Class R4	—	15	8,568	265	12,919	14,691
Custodian fees	1,622	2,661	6,615	27,443	18,383	179,196
Registration and filing fees	30,909	54,608	137,889	78,497	97,331	152,637
Accounting services fees	1,724	10,956	110,757	64,111	191,707	438,576
Board of Directors’ fees	284	1,703	17,600	9,054	27,893	68,378
Audit fees	13,591	13,591	16,271	19,717	20,730	17,430
Other expenses	5,044	9,196	85,900	40,698	171,145	556,588

Total expenses (before waivers, reimbursements and fees paid indirectly)	132,476	467,741	5,076,956	3,039,963	5,940,644	19,122,456
Expense waivers	(50,090)	(64,645)	—	(44,593)	—	—
Transfer agent fee waivers	—	—	(66,575)	—	—	(71,508)
Distribution fee reimbursements	(117)	(456)	(64,334)	(668)	(6,144)	(756)

Total waivers, reimbursements and fees paid indirectly	(50,207)	(65,101)	(130,909)	(45,261)	(6,144)	(72,264)

Total expenses, net	82,269	402,640	4,946,047	2,994,702	5,934,500	19,050,192

Net Investment Income (Loss)	203,300	1,514,118	17,663,893	13,699,616	28,624,368	26,305,501

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(15,346)	1,333,171	791,667	6,635,030	38,100,688	(23,751,252)
Net realized gain (loss) on purchased options contracts	—	636,872	—	—	1,986,979	5,295,139
Net realized gain (loss) on futures contracts	—	2,226,357	(2,408,751)	7,776,066	2,297,833	(23,152,915)
Net realized gain (loss) on written options contracts	—	—	—	7,004,807	2,340,759	1,215,128
Net realized gain (loss) on swap contracts	—	(858,331)	—	(7,411,956)	(13,765,363)	(5,400,701)
Net realized gain (loss) on foreign currency contracts	—	184,655	654,870	3,743,090	2,476,782	107,254,560
Net realized gain (loss) on other foreign currency transactions	—	(56,858)	(123,720)	(227,057)	237,520	(4,985,404)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(15,346)	3,465,866	(1,085,934)	17,519,980	33,675,198	56,474,555

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments*	(702,698)	617,812	(35,474,031)	(58,903,251)	27,553,099	(118,945,469)
Net unrealized appreciation (depreciation) of purchased options contracts	—	32,696	—	(144,543)	(30,076)	(3,564,593)
Net unrealized appreciation (depreciation) of futures contracts	—	1,750,318	(2,092,576)	6,886,168	(6,934,847)	(4,028,319)
Net unrealized appreciation (depreciation) of written options contracts	—	—	—	919,184	414,290	281,021
Net unrealized appreciation (depreciation) of swap contracts	—	(831,833)	—	(6,519,674)	(21,720,131)	7,621,034
Net unrealized appreciation (depreciation) of foreign currency contracts	—	(72,599)	(78,777)	884,688	2,274,535	(3,142,346)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	—	2,200	32,076	(55,800)	(4,730)	25,698

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(702,698)	1,498,594	(37,613,308)	(56,933,228)	1,552,140	(121,752,974)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(718,044)	4,964,460	(38,699,242)	(39,413,248)	35,227,338	(65,278,419)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(514,744)	$6,478,578	$(21,035,349)	$(25,713,632)	$63,851,706	$(38,972,918)

*Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$—	$1,519	$—	$—

The accompanying notes are an integral part of these financial statements.

167

Hartford Fixed Income Funds

Statements of Changes in Net Assets

	The Hartford Emerging Markets Local Debt Fund		The Hartford Floating Rate Fund		The Hartford Floating Rate High Income Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$2,778,467	$8,428,530	$51,299,632	$157,162,480	$8,026,093	$22,556,920
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(7,873,236)	(4,079,220)	(102,160,434)	(71,470,889)	(14,949,747)	(10,909,006)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(12,266,142)	16,790,262	(170,942,444)	(33,040,742)	(29,711,500)	(2,699,309)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,360,911)	21,139,572	(221,803,246)	52,650,849	(36,635,154)	8,948,605

Distributions to Shareholders:
From distributable earnings:
Class A	(118,135)	(273,930)	(13,775,739)	(42,605,947)	(1,669,137)	(5,529,280)
Class C	(46,034)	(110,197)	(6,331,718)	(22,638,862)	(873,805)	(3,003,151)
Class I	(713,068)	(2,566,171)	(24,813,637)	(90,636,129)	(4,711,801)	(16,428,547)
Class R3	(258)	(539)	(105,603)	(376,778)	(3,882)	(13,989)
Class R4	(1,033)	(2,112)	(53,835)	(266,268)	(7,187)	(35,353)
Class R5	(834)	(537)	(23,550)	(79,179)	(238,985)	(748,328)
Class Y	(1,850,960)	(4,366,605)	(1,196,993)	(20,696,019)	(277,899)	(900,369)
Class F	(104,551)	(243,778)	(7,208,750)	(6,124,743)	(411,709)	(1,921,024)
From tax return of capital:
Class A	—	(148,327)	—	(1,460,670)	—	(230,158)
Class C	—	(59,669)	—	(776,134)	—	(125,007)
Class I	—	(1,389,531)	—	(3,107,298)	—	(683,844)
Class R3	—	(292)	—	(12,917)	—	(582)
Class R4	—	(1,144)	—	(9,129)	—	(1,472)
Class R5	—	(291)	—	(2,716)	—	(31,150)
Class Y	—	(2,364,429)	—	(709,527)	—	(37,478)
Class F	—	(132,001)	—	(209,976)	—	(79,963)

Total distributions	(2,834,873)	(11,659,553)	(53,509,825)	(189,712,292)	(8,194,405)	(29,769,695)

Capital Share Transactions:
Sold	18,483,380	62,177,421	430,030,254	1,325,514,267	100,356,024	153,965,801
Issued on reinvestment of distributions	2,781,845	10,832,065	38,462,538	137,251,452	8,127,372	29,427,171
Redeemed	(64,256,439)	(104,817,681)	(1,268,729,329)	(2,429,056,377)	(145,962,859)	(326,786,629)

Net increase (decrease) from capital share transactions	(42,991,214)	(31,808,195)	(800,236,537)	(966,290,658)	(37,479,463)	(143,393,657)

Net Increase (Decrease) in Net Assets	(63,186,998)	(22,328,176)	(1,075,549,608)	(1,103,352,101)	(82,309,022)	(164,214,747)

Net Assets:
Beginning of period	141,121,829	163,450,005	3,009,376,421	4,112,728,522	412,681,793	576,896,540

End of period	$77,934,831	$141,121,829	$1,933,826,813	$3,009,376,421	$330,372,771	$412,681,793

The accompanying notes are an integral part of these financial statements.

168

Hartford Fixed Income Funds

Statements of Changes in Net Assets – (continued)

	The Hartford High Yield Fund		The Hartford Inflation Plus Fund		Hartford Municipal Income Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$8,333,111	$16,736,025	$3,762,390	$9,114,001	$472,883	$817,364
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(2,213,747)	(5,168,742)	4,202,951	1,468,863	70,702	347,522
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(31,227,020)	14,830,462	(11,893)	19,372,434	(2,191,546)	1,964,849

Net Increase (Decrease) in Net Assets Resulting from Operations	(25,107,656)	26,397,745	7,953,448	29,955,298	(1,647,961)	3,129,735

Distributions to Shareholders:
Class A	(5,222,762)	(11,031,277)	(3,116,146)	(6,844,656)	(438,297)	(499,781)
Class C	(595,636)	(1,504,587)	(177,866)	(1,450,053)	(47,256)	(73,330)
Class I	(479,211)	(1,125,096)	(1,004,272)	(1,996,980)	(167,289)	(198,879)
Class R3	(43,120)	(84,098)	(542,803)	(1,433,971)	—	—
Class R4	(22,906)	(58,679)	(124,519)	(318,779)	—	—
Class R5	(19,235)	(36,875)	(30,265)	(103,759)	—	—
Class Y	(272,893)	(105,267)	(473,560)	(1,069,785)	—	—
Class F	(1,567,886)	(3,199,002)	(3,168,243)	(5,780,258)	(75,242)	(70,158)

Total distributions	(8,223,649)	(17,144,881)	(8,637,674)	(18,998,241)	(728,084)	(842,148)

Capital Share Transactions:
Sold	64,211,841	95,955,323	47,906,327	75,425,184	26,160,287	23,267,784
Issued on reinvestment of distributions	8,013,933	16,785,736	8,418,723	18,456,778	726,394	824,510
Redeemed	(83,363,408)	(92,741,566)	(86,053,498)	(143,331,898)	(6,919,112)	(16,776,434)

Net increase (decrease) from capital share transactions	(11,137,634)	19,999,493	(29,728,448)	(49,449,936)	19,967,569	7,315,860

Net Increase (Decrease) in Net Assets	(44,468,939)	29,252,357	(30,412,674)	(38,492,879)	17,591,524	9,603,447

Net Assets:
Beginning of period	358,473,816	329,221,459	504,342,925	542,835,804	36,238,378	26,634,931

End of period	$314,004,877	$358,473,816	$473,930,251	$504,342,925	$53,829,902	$36,238,378

The accompanying notes are an integral part of these financial statements.

169

Hartford Fixed Income Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Municipal Opportunities Fund		Hartford Municipal Short Duration Fund		The Hartford Quality Bond Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$13,380,816	$23,873,544	$203,300	$458,188	$1,514,118	$3,356,801
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	5,118,484	(73,735)	(15,346)	119,839	3,465,866	4,469,005
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(56,942,462)	53,221,667	(702,698)	611,613	1,498,594	4,291,886

Net Increase (Decrease) in Net Assets Resulting from Operations	(38,443,162)	77,021,476	(514,744)	1,189,640	6,478,578	12,117,692

Distributions to Shareholders:
Class A	(4,532,808)	(8,905,141)	(202,599)	(283,102)	(200,594)	(330,722)
Class C	(479,214)	(1,252,898)	(10,248)	(41,791)	(77,009)	(84,509)
Class I	(6,810,763)	(12,294,014)	(28,269)	(109,884)	(132,123)	(86,470)
Class R3	—	—	—	—	(1,286)	(3,928)
Class R4	—	—	—	—	(152)	(361)
Class R5	—	—	—	—	(322)	(1,000)
Class Y	(180,860)	(432,881)	—	—	(1,172)	(542)
Class F	(1,380,707)	(1,989,043)	(21,771)	(29,612)	(1,441,885)	(3,745,734)

Total distributions	(13,384,352)	(24,873,977)	(262,887)	(464,389)	(1,854,543)	(4,253,266)

Capital Share Transactions:
Sold	354,143,271	483,179,901	9,437,620	19,534,515	44,518,422	28,334,628
Issued on reinvestment of distributions	11,649,131	21,362,921	262,496	453,723	1,854,030	4,252,289
Redeemed	(232,048,902)	(253,292,298)	(6,860,125)	(19,206,414)	(45,572,057)	(30,747,537)

Net increase (decrease) from capital share transactions	133,743,500	251,250,524	2,839,991	781,824	800,395	1,839,380

Net Increase (Decrease) in Net Assets	81,915,986	303,398,023	2,062,360	1,507,075	5,424,430	9,703,806

Net Assets:
Beginning of period	1,090,172,106	786,774,083	21,415,897	19,908,822	132,994,050	123,290,244

End of period	$1,172,088,092	$1,090,172,106	$23,478,257	$21,415,897	$138,418,480	$132,994,050

The accompanying notes are an integral part of these financial statements.

170

Hartford Fixed Income Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Short Duration Fund			The Hartford Strategic Income Fund		The Hartford Total Return Bond Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019		For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$17,663,893	$33,231,872		$13,699,616	$21,282,911	$28,624,368	$59,543,073
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(1,085,934)	(4,067,548)		17,519,980	18,837,689	33,675,198	30,299,214
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(37,613,308)	33,202,501		(56,933,228)	9,181,713	1,552,140	117,529,811

Net Increase (Decrease) in Net Assets Resulting from Operations	(21,035,349)	62,366,825		(25,713,632)	49,302,313	63,851,706	207,372,098

Distributions to Shareholders:
Class A	(8,205,785)	(16,119,223)		(4,361,669)	(10,592,958)	(12,503,942)	(28,739,574)
Class C	(701,827)	(1,520,128)		(919,980)	(2,471,096)	(208,747)	(638,429)
Class I	(5,927,987)	(9,349,202)		(7,057,838)	(8,603,868)	(2,358,958)	(2,470,802)
Class R3	(17,097)	(27,805)		(14,410)	(24,271)	(50,487)	(133,515)
Class R4	(88,187)	(64,342)		(4,687)	(24,359)	(125,318)	(383,190)
Class R5	(21,789)	(37,679)		(200,737)	(319,656)	(19,450)	(55,498)
Class R6	(176)	(205	)(1)	(44,296)	(41,455)	(851,675)	(324,510)
Class Y	(160,495)	(394,901)		(577,597)	(216,470)	(6,185,806)	(19,318,984)
Class F	(3,622,237)	(7,183,445)		(3,984,224)	(10,354,139)	(12,057,114)	(20,720,111)

Total distributions	(18,745,580)	(34,696,930)		(17,165,438)	(32,648,272)	(34,361,497)	(72,784,613)

Capital Share Transactions:
Sold	595,557,527	911,987,517		407,354,004	370,375,629	553,396,686	562,037,176
Issued on reinvestment of distributions	17,135,444	31,707,387		17,022,090	31,746,198	33,454,483	71,565,959
Redeemed	(576,480,091)	(588,039,157)		(208,888,622)	(189,112,675)	(422,641,741)	(586,910,714)

Net increase (decrease) from capital share transactions	36,212,880	355,655,747		215,487,472	213,009,152	164,209,428	46,692,421

Net Increase (Decrease) in Net Assets	(3,568,049)	383,325,642		172,608,402	229,663,193	193,699,637	181,279,906

Net Assets:
Beginning of period	1,389,555,636	1,006,229,994		693,022,989	463,359,796	2,184,869,146	2,003,589,240

End of period	$1,385,987,587	$1,389,555,636		$865,631,391	$693,022,989	$2,378,568,783	$2,184,869,146

(1)	Commenced operations on February 28, 2019.

The accompanying notes are an integral part of these financial statements.

171

Hartford Fixed Income Funds

Statements of Changes in Net Assets – (continued)

	The Hartford World Bond Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$26,305,501	$65,048,375
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	56,474,555	216,168,044
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(121,752,974)	17,579,163

Net Increase (Decrease) in Net Assets Resulting from Operations	(38,972,918)	298,795,582

Distributions to Shareholders:
Class A	(9,390,464)	(16,361,894)
Class C	(1,530,082)	(3,134,237)
Class I	(52,781,751)	(99,476,152)
Class R3	(37,373)	(52,458)
Class R4	(248,035)	(67,409)
Class R5	(149,531)	(212,639)
Class R6	(549,841)	(615,088)
Class Y	(11,499,250)	(32,773,837)
Class F	(48,909,623)	(81,139,778)

Total distributions	(125,095,950)	(233,833,492)

Capital Share Transactions:
Sold	1,135,969,260	2,373,718,798
Issued on reinvestment of distributions	118,222,411	221,092,216
Redeemed	(1,462,014,394)	(1,968,243,930)

Net increase (decrease) from capital share transactions	(207,822,723)	626,567,084

Net Increase (Decrease) in Net Assets	(371,891,591)	691,529,174

Net Assets:
Beginning of period	5,311,128,289	4,619,599,115

End of period	$4,939,236,698	$5,311,128,289

The accompanying notes are an integral part of these financial statements.

172

Hartford Fixed Income Funds

Financial Highlights

	— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Emerging Markets Local Debt Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$5.86	$0.12	(26)	$(0.87	)(26)	$(0.75)	$(0.13)	$—	$—	$(0.13)	$4.98	(12.99	)%(5)	$4,474	1.40	%(6)	1.18	%(6)	4.32	%(6)(26)	49%
C	5.86	0.10	(26)	(0.87	)(26)	(0.77)	(0.11)	—	—	(0.11)	4.98	(13.36	)(5)	1,987	2.16	(6)	1.93	(6)	3.56	(6)(26)	49
I	5.84	0.13	(26)	(0.88	)(26)	(0.75)	(0.14)	—	—	(0.14)	4.95	(13.09	)(5)	11,002	1.08	(6)	0.93	(6)	4.58	(6)(26)	49
R3	5.84	0.12	(26)	(0.87	)(26)	(0.75)	(0.13)	—	—	(0.13)	4.96	(13.00	)(5)	10	1.67	(6)	1.05	(6)	4.50	(6)(26)	49
R4	5.83	0.12	(26)	(0.87	)(26)	(0.75)	(0.13)	—	—	(0.13)	4.95	(13.07	)(5)	39	1.36	(6)	1.18	(6)	4.31	(6)(26)	49
R5	5.60	0.12	(26)	(0.83	)(26)	(0.71)	(0.14)	—	—	(0.14)	4.75	(12.91	)(5)	40	1.00	(6)	0.88	(6)	4.56	(6)(26)	49
Y	5.80	0.13	(26)	(0.87	)(26)	(0.74)	(0.14)	—	—	(0.14)	4.92	(12.98	)(5)	57,291	1.05	(6)	0.88	(6)	4.62	(6)(26)	49
F	5.84	0.13	(26)	(0.87	)(26)	(0.74)	(0.14)	—	—	(0.14)	4.96	(12.87	)(5)	3,092	0.95	(6)	0.83	(6)	4.66	(6)(26)	49

For the Year Ended October 31, 2019
A	$5.50	$0.29		$0.48		$0.77	$(0.27)	$—	$(0.14)	$(0.41)	$5.86	14.52%		$5,691	1.45%		1.25%		5.10%		110%
C	5.50	0.25		0.47		0.72	(0.23)	—	(0.13)	(0.36)	5.86	13.57		2,495	2.19		2.00		4.35		110
I	5.48	0.31		0.48		0.79	(0.28)	—	(0.15)	(0.43)	5.84	14.92		41,300	1.11		0.98		5.36		110
R3	5.47	0.29		0.49		0.78	(0.27)	—	(0.14)	(0.41)	5.84	14.82		12	1.74		1.17		5.16		110
R4	5.47	0.29		0.48		0.77	(0.27)	—	(0.14)	(0.41)	5.83	14.58		49	1.44		1.25		5.09		110
R5	5.27	0.29		0.47		0.76	(0.28)	—	(0.15)	(0.43)	5.60	14.96		11	1.14		0.95		5.36		110
Y	5.44	0.31		0.48		0.79	(0.28)	—	(0.15)	(0.43)	5.80	15.12		87,413	1.10		0.90		5.44		110
F	5.48	0.31		0.48		0.79	(0.28)	—	(0.15)	(0.43)	5.84	15.00		4,150	1.02		0.90		5.44		110

For the Year Ended October 31, 2018
A	$7.62	$0.30		$(0.75)		$(0.45)	$(1.67)	$—	$—	$(1.67)	$5.50	(8.25)%		$6,774	1.41%		1.25%		4.78%		130%
C	7.62	0.25		(0.75)		(0.50)	(1.62)	—	—	(1.62)	5.50	(8.86)		2,951	2.19		2.00		4.04		130
I	7.61	0.32		(0.76)		(0.44)	(1.69)	—	—	(1.69)	5.48	(8.00)		62,924	1.07		0.96		5.08		130
R3	7.60	0.29		(0.76)		(0.47)	(1.66)	—	—	(1.66)	5.47	(8.44)		11	1.73		1.39		4.65		130
R4	7.60	0.30		(0.76)		(0.46)	(1.67)	—	—	(1.67)	5.47	(8.29)		60	1.43		1.25		4.79		130
R5	7.38	0.31		(0.73)		(0.42)	(1.69)	—	—	(1.69)	5.27	(7.98)		10	1.13		0.95		5.11		130
Y	7.57	0.32		(0.75)		(0.43)	(1.70)	—	—	(1.70)	5.44	(7.99)		86,121	1.06		0.90		5.13		130
F	7.61	0.32		(0.76)		(0.44)	(1.69)	—	—	(1.69)	5.48	(7.93)		4,599	1.01		0.90		5.15		130

For the Year Ended October 31, 2017
A	$7.48	$0.37		$0.11		$0.48	$(0.34)	$—	$—	$(0.34)	$7.62	6.80%		$8,324	1.44%		1.25%		4.87%		151%
C	7.47	0.31		0.13		0.44	(0.29)	—	—	(0.29)	7.62	5.98		2,777	2.20		2.00		4.13		151
I	7.46	0.39		0.13		0.52	(0.37)	—	—	(0.37)	7.61	7.11		46,768	1.18		1.00		5.10		151
R3	7.43	0.35		0.13		0.48	(0.31)	—	—	(0.31)	7.60	6.61		12	1.96		1.50		4.67		151
R4	7.45	0.37		0.12		0.49	(0.34)	—	—	(0.34)	7.60	6.73		46	1.50		1.25		4.86		151
R5	7.24	0.38		0.11		0.49	(0.35)	—	—	(0.35)	7.38	7.00		11	1.21		0.95		5.22		151
Y	7.43	0.39		0.12		0.51	(0.37)	—	—	(0.37)	7.57	7.11		94,802	1.07		0.90		5.24		151
F(7)	7.29	0.26		0.31		0.57	(0.25)	—	—	(0.25)	7.61	7.87	(5)	2,210	1.04	(6)	0.90	(6)	4.99	(6)	151

For the Year Ended October 31, 2016
A	$7.09	$0.35		$0.38		$0.73	$—	$—	$(0.34)	$(0.34)	$7.48	10.62%		$5,804	1.64%		1.26	%(8)	4.91%		187%
C	7.08	0.30		0.37		0.67	—	—	(0.28)	(0.28)	7.47	9.78		1,895	2.43		2.01	(8)	4.14		187
I	7.07	0.37		0.38		0.75	—	—	(0.36)	(0.36)	7.46	10.93		9,871	1.41		1.01	(8)	5.08		187
R3	7.08	0.32		0.35		0.67	—	—	(0.32)	(0.32)	7.43	9.80		20	1.92		1.56	(8)	4.44		187
R4	7.08	0.34		0.38		0.72	—	—	(0.35)	(0.35)	7.45	10.51		31	1.61		1.26	(8)	4.76		187
R5	7.08	0.36		0.34		0.70	—	—	(0.54)	(0.54)	7.24	10.44		12	1.30		0.96	(8)	5.04		187
Y	7.05	0.37		0.38		0.75	—	—	(0.37)	(0.37)	7.43	10.96		87,545	1.20		0.91	(8)	5.26		187

The accompanying notes are an integral part of these financial statements.

173

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Emerging Markets Local Debt Fund – (continued)

For the Year Ended October 31, 2015
A	$9.00	$0.36		$(1.87)		$(1.51)	$—	$—	$(0.40)	$(0.40)	$7.09	(17.13)%		$5,827	1.53%		1.25%		4.56%		122%
C	8.99	0.32		(1.90)		(1.58)	—	—	(0.33)	(0.33)	7.08	(17.81)		1,289	2.29		2.00		3.99		122
I	8.98	0.38		(1.87)		(1.49)	—	—	(0.42)	(0.42)	7.07	(16.95)		3,716	1.18		0.97		4.57		122
R3	8.99	0.34		(1.88)		(1.54)	—	—	(0.37)	(0.37)	7.08	(17.40)		1,688	1.81		1.55		4.33		122
R4	8.99	0.37		(1.88)		(1.51)	—	—	(0.40)	(0.40)	7.08	(17.14)		1,741	1.51		1.25		4.63		122
R5	8.99	0.39		(1.88)		(1.49)	—	—	(0.42)	(0.42)	7.08	(16.89)		1,726	1.21		0.95		4.93		122
Y	8.96	0.40		(1.89)		(1.49)	—	—	(0.42)	(0.42)	7.05	(16.90)		177,798	1.11		0.90		5.02		122

The Hartford Floating Rate Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$8.37	$0.15	(26)	$(0.82	)(26)	$(0.67)	$(0.16)	$—	$—	$(0.16)	$7.54	(8.13	)%(5)	$600,941	1.01	%(6)	1.00	%(6)	3.75	%(6)(26)	47%
C	8.45	0.12	(26)	(0.83	)(26)	(0.71)	(0.13)	—	—	(0.13)	7.61	(8.50	)(5)	320,259	1.75	(6)	1.75	(6)	3.00	(6)(26)	47
I	8.36	0.16	(26)	(0.82	)(26)	(0.66)	(0.17)	—	—	(0.17)	7.53	(8.02	)(5)	843,277	0.73	(6)	0.73	(6)	4.02	(6)(26)	47
R3	8.42	0.14	(26)	(0.82	)(26)	(0.68)	(0.15)	—	—	(0.15)	7.59	(8.18	)(5)	4,697	1.37	(6)	1.25	(6)	3.51	(6)(26)	47
R4	8.36	0.15	(26)	(0.81	)(26)	(0.66)	(0.16)	—	—	(0.16)	7.54	(8.02	)(5)	2,389	1.07	(6)	1.00	(6)	3.76	(6)(26)	47
R5	8.35	0.16	(26)	(0.81	)(26)	(0.65)	(0.17)	—	—	(0.17)	7.53	(7.93	)(5)	1,070	0.77	(6)	0.77	(6)	4.00	(6)(26)	47
Y	8.33	0.16	(26)	(0.81	)(26)	(0.65)	(0.17)	—	—	(0.17)	7.51	(7.93	)(5)	39,441	0.74	(6)	0.73	(6)	4.02	(6)(26)	47
F	8.36	0.17	(26)	(0.82	)(26)	(0.65)	(0.17)	—	—	(0.17)	7.54	(7.86	)(5)	121,753	0.65	(6)	0.65	(6)	4.10	(6)(26)	47

For the Year Ended October 31, 2019
A	$8.68	$0.39		$(0.23)		$0.16	$(0.45)	$—	$(0.02)	$(0.47)	$8.37	1.98%		$762,132	1.00%		1.00%		4.61%		46%
C	8.67	0.33		(0.23)		0.10	(0.31)	—	(0.01)	(0.32)	8.45	1.22		458,641	1.73		1.73		3.89		46
I	8.69	0.41		(0.23)		0.18	(0.49)	—	(0.02)	(0.51)	8.36	2.29		1,316,224	0.71		0.71		4.90		46
R3	8.70	0.37		(0.23)		0.14	(0.41)	—	(0.01)	(0.42)	8.42	1.72		6,708	1.33		1.25		4.35		46
R4	8.67	0.39		(0.22)		0.17	(0.46)	—	(0.02)	(0.48)	8.36	2.04		2,807	1.05		1.00		4.66		46
R5	8.68	0.41		(0.23)		0.18	(0.49)	—	(0.02)	(0.51)	8.35	2.18		1,193	0.77		0.77		4.84		46
Y	8.67	0.42		(0.24)		0.18	(0.50)	—	(0.02)	(0.52)	8.33	2.25		63,586	0.71		0.71		4.93		46
F	8.70	0.41		(0.22)		0.19	(0.51)	—	(0.02)	(0.53)	8.36	2.32		398,085	0.64		0.64		4.83		46

For the Year Ended October 31, 2018
A	$8.74	$0.37		$(0.08)		$0.29	$(0.35)	$—	$—	$(0.35)	$8.68	3.41%		$909,677	0.99%		0.99%		4.21%		55%
C	8.73	0.30		(0.07)		0.23	(0.29)	—	—	(0.29)	8.67	2.65		744,791	1.73		1.73		3.48		55
I	8.75	0.39		(0.07)		0.32	(0.38)	—	—	(0.38)	8.69	3.70		1,903,730	0.72		0.72		4.50		55
R3	8.76	0.35		(0.08)		0.27	(0.33)	—	—	(0.33)	8.70	3.15		8,479	1.37		1.25		3.95		55
R4	8.73	0.37		(0.08)		0.29	(0.35)	—	—	(0.35)	8.67	3.40		5,804	1.07		1.00		4.21		55
R5	8.74	0.39		(0.08)		0.31	(0.37)	—	—	(0.37)	8.68	3.67		1,897	0.77		0.74		4.45		55
Y	8.73	0.39		(0.07)		0.32	(0.38)	—	—	(0.38)	8.67	3.71		470,887	0.71		0.70		4.53		55
F	8.76	0.39		(0.07)		0.32	(0.38)	—	—	(0.38)	8.70	3.88		67,464	0.65		0.65		4.52		55

For the Year Ended October 31, 2017
A	$8.58	$0.32		$0.16		$0.48	$(0.31)	$—	$(0.01)	$(0.32)	$8.74	5.66%		$806,759	0.98%		0.98%		3.68%		62%
C	8.57	0.26		0.15		0.41	(0.24)	—	(0.01)	(0.25)	8.73	4.89		1,046,990	1.72		1.72		2.95		62
I	8.59	0.34		0.16		0.50	(0.33)	—	(0.01)	(0.34)	8.75	5.95		1,817,213	0.71		0.71		3.94		62
R3	8.61	0.30		0.15		0.45	(0.29)	—	(0.01)	(0.30)	8.76	5.25		9,993	1.37		1.25		3.41		62
R4	8.58	0.32		0.15		0.47	(0.31)	—	(0.01)	(0.32)	8.73	5.52		6,359	1.06		1.00		3.65		62
R5	8.58	0.34		0.16		0.50	(0.33)	—	(0.01)	(0.34)	8.74	5.96		2,200	0.80		0.70		3.96		62
Y	8.57	0.35		0.16		0.51	(0.34)	—	(0.01)	(0.35)	8.73	5.99		374,594	0.67		0.67		3.98		62
F(7)	8.74	0.23		0.02		0.25	(0.22)	—	(0.01)	(0.23)	8.76	2.78	(5)	48,407	0.65	(6)	0.65	(6)	3.95	(6)	62

The accompanying notes are an integral part of these financial statements.

174

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Floating Rate Fund – (continued)

For the Year Ended October 31, 2016
A	$8.41	$0.36		$0.16		$0.52	$(0.35)	$—	$—	$(0.35)	$8.58	6.38%		$875,037	1.02%		1.01	%(9)	4.40%		40%
B	8.40	0.30		0.15		0.45	(0.28)	—	—	(0.28)	8.57	5.59		3,696	1.90		1.76	(9)	3.66		40
C	8.40	0.30		0.16		0.46	(0.29)	—	—	(0.29)	8.57	5.62		1,213,760	1.74		1.74	(9)	3.67		40
I	8.42	0.39		0.15		0.54	(0.37)	—	—	(0.37)	8.59	6.67		1,466,928	0.74		0.74	(9)	4.66		40
R3	8.43	0.34		0.17		0.51	(0.33)	—	—	(0.33)	8.61	6.24		10,618	1.38		1.26	(9)	4.15		40
R4	8.40	0.36		0.17		0.53	(0.35)	—	—	(0.35)	8.58	6.51		8,781	1.07		1.01	(9)	4.39		40
R5	8.41	0.39		0.15		0.54	(0.37)	—	—	(0.37)	8.58	6.70		1,941	0.80		0.71	(9)	4.69		40
Y	8.40	0.39		0.16		0.55	(0.38)	—	—	(0.38)	8.57	6.76		318,753	0.66		0.66	(9)	4.73		40

For the Year Ended October 31, 2015
A	$8.88	$0.36		$(0.46)		$(0.10)	$(0.33)	$—	$(0.04)	$(0.37)	$8.41	(1.20)%		$1,109,960	0.98%		0.98%		4.19%		30%
B	8.86	0.30		(0.46)		(0.16)	(0.27)	—	(0.03)	(0.30)	8.40	(1.85)		7,942	1.84		1.75		3.42		30
C	8.86	0.30		(0.46)		(0.16)	(0.27)	—	(0.03)	(0.30)	8.40	(1.94)		1,463,472	1.73		1.73		3.44		30
I	8.89	0.39		(0.47)		(0.08)	(0.35)	—	(0.04)	(0.39)	8.42	(0.92)		1,698,313	0.71		0.71		4.45		30
R3	8.89	0.34		(0.46)		(0.12)	(0.31)	—	(0.03)	(0.34)	8.43	(1.46)		13,707	1.37		1.25		3.92		30
R4	8.87	0.36		(0.47)		(0.11)	(0.32)	—	(0.04)	(0.36)	8.40	(1.22)		9,264	1.06		1.00		4.16		30
R5	8.87	0.39		(0.46)		(0.07)	(0.35)	—	(0.04)	(0.39)	8.41	(0.81)		2,818	0.78		0.70		4.46		30
Y	8.86	0.39		(0.46)		(0.07)	(0.35)	—	(0.04)	(0.39)	8.40	(0.76)		398,751	0.65		0.65		4.51		30

The Hartford Floating Rate High Income Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$9.64	$0.19	(27)	$(1.03	)(27)	$(0.84)	$(0.19)	$—	$—	$(0.19)	$8.61	(8.79	)%(5)	$63,846	1.15	%(6)	1.05	%(6)	4.08	%(6)(27)	75%
C	9.72	0.16	(27)	(1.04	)(27)	(0.88)	(0.16)	—	—	(0.16)	8.68	(9.15	)(5)	42,828	1.90	(6)	1.80	(6)	3.34	(6)(27)	75
I	9.62	0.20	(27)	(1.05	)(27)	(0.85)	(0.21)	—	—	(0.21)	8.56	(9.02	)(5)	192,073	0.87	(6)	0.80	(6)	4.33	(6)(27)	75
R3	9.66	0.18	(27)	(1.03	)(27)	(0.85)	(0.18)	—	—	(0.18)	8.63	(9.01	)(5)	142	1.50	(6)	1.35	(6)	3.79	(6)(27)	75
R4	9.61	0.19	(27)	(1.02	)(27)	(0.83)	(0.19)	—	—	(0.19)	8.59	(8.72	)(5)	316	1.20	(6)	1.05	(6)	4.09	(6)(27)	75
R5	9.58	0.20	(27)	(1.01	)(27)	(0.81)	(0.21)	—	—	(0.21)	8.56	(8.61	)(5)	9,892	0.89	(6)	0.75	(6)	4.40	(6)(27)	75
Y	9.59	0.20	(27)	(1.01	)(27)	(0.81)	(0.21)	—	—	(0.21)	8.57	(8.62	)(5)	7,426	0.89	(6)	0.78	(6)	4.31	(6)(27)	75
F	9.61	0.20	(27)	(1.02	)(27)	(0.82)	(0.21)	—	—	(0.21)	8.58	(8.69	)(5)	13,850	0.78	(6)	0.75	(6)	4.39	(6)(27)	75

For the Year Ended October 31, 2019
A	$10.01	$0.46		$(0.24)		$0.22	$(0.57)	$—	$(0.02)	$(0.59)	$9.64	2.34%		$87,122	1.14%		1.05%		4.71%		78%
C	10.01	0.39		(0.24)		0.15	(0.42)	—	(0.02)	(0.44)	9.72	1.60		56,859	1.88		1.80		3.97		78
I	10.02	0.48		(0.24)		0.24	(0.61)	—	(0.03)	(0.64)	9.62	2.63		220,436	0.87		0.80		4.97		78
R3	10.00	0.43		(0.23)		0.20	(0.52)	—	(0.02)	(0.54)	9.66	2.13		227	1.50		1.35		4.41		78
R4	9.99	0.46		(0.24)		0.22	(0.58)	—	(0.02)	(0.60)	9.61	2.33		346	1.20		1.05		4.76		78
R5	9.98	0.49		(0.24)		0.25	(0.62)	—	(0.03)	(0.65)	9.58	2.72		11,015	0.88		0.75		5.01		78
Y	9.99	0.48		(0.23)		0.25	(0.62)	—	(0.03)	(0.65)	9.59	2.71		14,773	0.86		0.77		4.98		78
F	10.01	0.49		(0.24)		0.25	(0.62)	—	(0.03)	(0.65)	9.61	2.73		21,903	0.78		0.75		5.04		78

For the Year Ended October 31, 2018
A	$10.06	$0.43		$(0.07)		$0.36	$(0.41)	$—	$—	$(0.41)	$10.01	3.62%		$119,920	1.14%		1.05%		4.29%		84%
C	10.06	0.36		(0.08)		0.28	(0.33)	—	—	(0.33)	10.01	2.85		78,122	1.88		1.80		3.54		84
I	10.07	0.46		(0.08)		0.38	(0.43)	—	—	(0.43)	10.02	3.88		313,336	0.86		0.80		4.56		84
R3	10.05	0.40		(0.07)		0.33	(0.38)	—	—	(0.38)	10.00	3.31		267	1.50		1.35		4.00		84
R4	10.04	0.43		(0.07)		0.36	(0.41)	—	—	(0.41)	9.99	3.62		809	1.20		1.05		4.30		84
R5	10.03	0.47		(0.08)		0.39	(0.44)	—	—	(0.44)	9.98	3.93		12,192	0.89		0.75		4.65		84
Y	10.04	0.46		(0.07)		0.39	(0.44)	—	—	(0.44)	9.99	3.93		20,412	0.83		0.75		4.62		84
F	10.07	0.46		(0.08)		0.38	(0.44)	—	—	(0.44)	10.01	3.93		31,840	0.78		0.75		4.61		84

The accompanying notes are an integral part of these financial statements.

175

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Floating Rate High Income Fund – (continued)

For the Year Ended October 31, 2017
A	$9.82	$0.40		$0.22		$0.62	$(0.38)	$—	$—	$(0.38)	$10.06	6.38%		$145,099	1.10%		1.05%		3.97%		77%
C	9.82	0.32		0.22		0.54	(0.30)	—	—	(0.30)	10.06	5.59		89,003	1.86		1.80		3.23		77
I	9.83	0.42		0.22		0.64	(0.40)	—	—	(0.40)	10.07	6.64		250,468	0.87		0.80		4.19		77
R3	9.81	0.37		0.22		0.59	(0.35)	—	—	(0.35)	10.05	6.07		339	1.53		1.35		3.69		77
R4	9.80	0.39		0.23		0.62	(0.38)	—	—	(0.38)	10.04	6.38		709	1.18		1.05		3.94		77
R5	9.80	0.42		0.22		0.64	(0.41)	—	—	(0.41)	10.03	6.59		1,851	0.87		0.75		4.17		77
Y	9.80	0.43		0.22		0.65	(0.41)	—	—	(0.41)	10.04	6.71		7,121	0.80		0.75		4.28		77
F(7)	10.03	0.29		0.01		0.30	(0.26)	—	—	(0.26)	10.07	2.98	(5)	17,138	0.77	(6)	0.75	(6)	4.27	(6)	77

For the Year Ended October 31, 2016
A	$9.59	$0.51		$0.20		$0.71	$(0.45)	$—	$(0.03)	$(0.48)	$9.82	7.81%		$123,600	1.15%		1.07	%(10)	5.43%		75%
C	9.60	0.44		0.19		0.63	(0.39)	—	(0.02)	(0.41)	9.82	6.90		83,318	1.91		1.82	(10)	4.70		75
I	9.60	0.53		0.21		0.74	(0.48)	—	(0.03)	(0.51)	9.83	8.07		151,912	0.91		0.82	(10)	5.65		75
R3	9.58	0.49		0.20		0.69	(0.43)	—	(0.03)	(0.46)	9.81	7.50		319	1.55		1.37	(10)	5.18		75
R4	9.58	0.51		0.20		0.71	(0.46)	—	(0.03)	(0.49)	9.80	7.77		507	1.23		1.07	(10)	5.40		75
R5	9.57	0.53		0.31		0.84	(0.58)	—	(0.03)	(0.61)	9.80	9.27		592	0.92		0.77	(10)	5.55		75
Y	9.57	0.54		0.20		0.74	(0.48)	—	(0.03)	(0.51)	9.80	8.14		4,932	0.81		0.77	(10)	5.75		75

For the Year Ended October 31, 2015
A	$10.54	$0.51		$(0.81)		$(0.30)	$(0.41)	$(0.15)	$(0.09)	$(0.65)	$9.59	(3.00)%		$134,991	1.11%		1.05%		5.06%		55%
C	10.54	0.43		(0.79)		(0.36)	(0.35)	(0.15)	(0.08)	(0.58)	9.60	(3.63)		99,723	1.88		1.80		4.31		55
I	10.55	0.53		(0.80)		(0.27)	(0.43)	(0.15)	(0.10)	(0.68)	9.60	(2.75)		148,276	0.86		0.80		5.30		55
R3	10.52	0.48		(0.80)		(0.32)	(0.39)	(0.15)	(0.08)	(0.62)	9.58	(3.21)		807	1.48		1.35		4.73		55
R4	10.52	0.51		(0.80)		(0.29)	(0.41)	(0.15)	(0.09)	(0.65)	9.58	(2.91)		2,889	1.18		1.05		5.06		55
R5	10.52	0.54		(0.81)		(0.27)	(0.43)	(0.15)	(0.10)	(0.68)	9.57	(2.63)		2,823	0.88		0.75		5.35		55
Y	10.52	0.54		(0.81)		(0.27)	(0.43)	(0.15)	(0.10)	(0.68)	9.57	(2.72)		4,989	0.77		0.75		5.33		55

The Hartford High Yield Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$7.36	$0.17	(28)	$(0.68	)(28)	$(0.51)	$(0.17)	$—	$—	$(0.17)	$6.68	(7.10	)%(5)	$209,033	1.17	%(6)	1.05	%(6)	4.76	%(6)(28)	29%
C	7.33	0.14	(28)	(0.67	)(28)	(0.53)	(0.14)	—	—	(0.14)	6.66	(7.35	)(5)	26,226	1.88	(6)	1.80	(6)	4.01	(6)(28)	29
I	7.38	0.18	(28)	(0.68	)(28)	(0.50)	(0.18)	—	—	(0.18)	6.70	(6.95	)(5)	17,212	0.85	(6)	0.80	(6)	5.01	(6)(28)	29
R3	7.36	0.16	(28)	(0.68	)(28)	(0.52)	(0.16)	—	—	(0.16)	6.68	(7.24	)(5)	1,791	1.42	(6)	1.35	(6)	4.46	(6)(28)	29
R4	7.37	0.17	(28)	(0.68	)(28)	(0.51)	(0.17)	—	—	(0.17)	6.69	(7.09	)(5)	947	1.15	(6)	1.05	(6)	4.76	(6)(28)	29
R5	7.33	0.18	(28)	(0.68	)(28)	(0.50)	(0.18)	—	—	(0.18)	6.65	(6.95	)(5)	660	0.85	(6)	0.75	(6)	5.05	(6)(28)	29
Y	7.30	0.18	(28)	(0.67	)(28)	(0.49)	(0.17)	—	—	(0.17)	6.64	(6.85	)(5)	1,656	0.80	(6)	0.76	(6)	4.96	(6)(28)	29
F	7.37	0.18	(28)	(0.68	)(28)	(0.50)	(0.19)	—	—	(0.19)	6.68	(6.97	)(5)	56,480	0.74	(6)	0.70	(6)	5.11	(6)(28)	29

For the Year Ended October 31, 2019
A	$7.15	$0.36		$0.22		$0.58	$(0.37)	$—	$—	$(0.37)	$7.36	8.27%		$229,615	1.17%		1.05%		5.00%		36%
C	7.12	0.31		0.21		0.52	(0.31)	—	—	(0.31)	7.33	7.42		32,746	1.87		1.80		4.27		36
I	7.19	0.38		0.21		0.59	(0.40)	—	—	(0.40)	7.38	8.55		20,575	0.83		0.79		5.25		36
R3	7.14	0.34		0.22		0.56	(0.34)	—	—	(0.34)	7.36	8.03		1,501	1.46		1.35		4.72		36
R4	7.16	0.36		0.22		0.58	(0.37)	—	—	(0.37)	7.37	8.26		1,009	1.16		1.05		5.02		36
R5	7.15	0.38		0.21		0.59	(0.41)	—	—	(0.41)	7.33	8.50		793	0.85		0.75		5.29		36
Y	7.13	0.37		0.21		0.58	(0.41)	—	—	(0.41)	7.30	8.42		11,647	0.83		0.78		5.09		36
F	7.18	0.39		0.22		0.61	(0.42)	—	—	(0.42)	7.37	8.74		60,588	0.74		0.70		5.35		36

The accompanying notes are an integral part of these financial statements.

176

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital		Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford High Yield Fund – (continued)

For the Year Ended October 31, 2018
A	$7.49	$0.36	$(0.34)	$0.02	$(0.36)	$—	$—		$(0.36)	$7.15	0.27%		$214,430	1.17%		1.05%		4.92%		29%
C	7.47	0.31	(0.36)	(0.05)	(0.30)	—	—		(0.30)	7.12	(0.63)		38,727	1.87		1.80		4.17		29
I	7.54	0.38	(0.35)	0.03	(0.38)	—	—		(0.38)	7.19	0.44		18,652	0.83		0.78		5.19		29
R3	7.49	0.34	(0.35)	(0.01)	(0.34)	—	—		(0.34)	7.14	(0.17)		1,964	1.47		1.35		4.62		29
R4	7.51	0.36	(0.35)	0.01	(0.36)	—	—		(0.36)	7.16	0.15		1,144	1.17		1.05		4.92		29
R5	7.49	0.38	(0.34)	0.04	(0.38)	—	—		(0.38)	7.15	0.57		628	0.87		0.75		5.22		29
Y	7.48	0.39	(0.35)	0.04	(0.39)	—	—		(0.39)	7.13	0.48		867	0.81		0.70		5.27		29
F	7.53	0.39	(0.35)	0.04	(0.39)	—	—		(0.39)	7.18	0.51		52,810	0.75		0.70		5.27		29

For the Year Ended October 31, 2017
A	$7.28	$0.37	$0.21	$0.58	$(0.36)	$—	$(0.01)		$(0.37)	$7.49	8.16%		$224,824	1.17%		1.05%		5.04%		49%
C	7.25	0.32	0.22	0.54	(0.31)	—	(0.01)		(0.32)	7.47	7.52		57,139	1.85		1.80		4.29		49
I	7.31	0.39	0.23	0.62	(0.38)	—	(0.01)		(0.39)	7.54	8.70		28,998	0.95		0.80		5.28		49
R3	7.27	0.35	0.22	0.57	(0.34)	—	(0.01)		(0.35)	7.49	7.99		2,586	1.48		1.35		4.74		49
R4	7.28	0.37	0.23	0.60	(0.36)	—	(0.01)		(0.37)	7.51	8.45		1,463	1.18		1.05		5.03		49
R5	7.27	0.39	0.22	0.61	(0.38)	—	(0.01)		(0.39)	7.49	8.63		885	0.87		0.75		5.33		49
Y	7.26	0.40	0.22	0.62	(0.39)	—	(0.01)		(0.40)	7.48	8.69		7,330	0.75		0.70		5.40		49
F(7)	7.48	0.27	0.05	0.32	(0.26)	—	(0.01)		(0.27)	7.53	4.33	(5)	45,699	0.75	(6)	0.70	(6)	5.31	(6)	49

For the Year Ended October 31, 2016
A	$7.14	$0.35	$0.14	$0.49	$(0.35)	$—	$—		$(0.35)	$7.28	7.10%		$247,549	1.23%		1.07	%(11)	4.93%		47%
B	7.10	0.29	0.13	0.42	(0.29)	—	—		(0.29)	7.23	6.17		1,509	2.12		1.82	(11)	4.19		47
C	7.12	0.29	0.13	0.42	(0.29)	—	—		(0.29)	7.25	6.16		61,297	1.88		1.82	(11)	4.18		47
I	7.18	0.36	0.14	0.50	(0.37)	—	—		(0.37)	7.31	7.20		37,099	0.88		0.82	(11)	5.14		47
R3	7.14	0.33	0.13	0.46	(0.33)	—	—		(0.33)	7.27	6.64		3,153	1.50		1.37	(11)	4.63		47
R4	7.15	0.35	0.12	0.47	(0.34)	—	—		(0.34)	7.28	6.92		1,681	1.20		1.07	(11)	5.01		47
R5	7.14	0.37	0.13	0.50	(0.37)	—	—		(0.37)	7.27	7.27		665	0.90		0.77	(11)	5.23		47
Y	7.13	0.37	0.13	0.50	(0.37)	—	—		(0.37)	7.26	7.32		7,957	0.77		0.72	(11)	5.28		47

For the Year Ended October 31, 2015
A	$7.68	$0.35	$(0.54)	$(0.19)	$(0.35)	$—	$—	(12)	$(0.35)	$7.14	(2.52)%		$245,946	1.16%		1.05%		4.64%		40%
B	7.64	0.30	(0.55)	(0.25)	(0.29)	—	—	(12)	(0.29)	7.10	(3.27)		3,274	2.06		1.80		3.99		40
C	7.65	0.30	(0.54)	(0.24)	(0.29)	—	—	(12)	(0.29)	7.12	(3.13)		67,854	1.84		1.80		4.00		40
I	7.72	0.37	(0.54)	(0.17)	(0.37)	—	—	(12)	(0.37)	7.18	(2.25)		30,492	0.84		0.80		4.99		40
R3	7.68	0.33	(0.54)	(0.21)	(0.33)	—	—	(12)	(0.33)	7.14	(2.81)		2,178	1.48		1.35		4.45		40
R4	7.68	0.35	(0.53)	(0.18)	(0.35)	—	—	(12)	(0.35)	7.15	(2.38)		1,377	1.17		1.05		4.75		40
R5	7.68	0.37	(0.54)	(0.17)	(0.37)	—	—	(12)	(0.37)	7.14	(2.22)		489	0.86		0.75		5.05		40
Y	7.67	0.38	(0.54)	(0.16)	(0.38)	—	—	(12)	(0.38)	7.13	(2.18)		7,728	0.74		0.70		5.10		40

The Hartford Inflation Plus Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$10.54	$0.08	$0.11	$0.19	$(0.18)	$—	$—		$(0.18)	$10.55	1.83	%(5)	$181,198	0.96	%(6)	0.85	%(6)	1.49	%(6)	33%
C	10.11	0.03	0.11	0.14	(0.06)	—	—		(0.06)	10.19	1.38	(5)	25,865	1.70	(6)	1.60	(6)	0.69	(6)	33
I	10.75	0.09	0.12	0.21	(0.21)	—	—		(0.21)	10.75	1.95	(5)	43,214	0.64	(6)	0.59	(6)	1.71	(6)	33
R3	10.33	0.06	0.10	0.16	(0.14)	—	—		(0.14)	10.35	1.59	(5)	34,019	1.25	(6)	1.19	(6)	1.11	(6)	33
R4	10.54	0.07	0.11	0.18	(0.17)	—	—		(0.17)	10.55	1.74	(5)	6,468	0.94	(6)	0.89	(6)	1.43	(6)	33
R5	10.71	0.09	0.12	0.21	(0.21)	—	—		(0.21)	10.71	1.85	(5)	1,181	0.65	(6)	0.59	(6)	1.65	(6)	33
Y	10.77	0.09	0.12	0.21	(0.21)	—	—		(0.21)	10.77	1.96	(5)	29,138	0.63	(6)	0.58	(6)	1.76	(6)	33
F	10.75	0.09	0.11	0.20	(0.21)	—	—		(0.21)	10.74	1.91	(5)	152,847	0.53	(6)	0.52	(6)	1.78	(6)	33

The accompanying notes are an integral part of these financial statements.

177

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover

The Hartford Inflation Plus Fund – (continued)

For the Year Ended October 31, 2019
A	$10.34	$0.18	$0.40	$0.58	$(0.38)	$—	$—	$(0.38)	$10.54	5.81%	$185,301	0.99%	0.85%		1.71%	77%
C	9.88	0.09	0.39	0.48	(0.25)	—	—	(0.25)	10.11	5.00	34,060	1.70	1.60		0.87	77
I	10.53	0.21	0.41	0.62	(0.40)	—	—	(0.40)	10.75	6.17	52,182	0.66	0.60		1.98	77
R3	10.13	0.14	0.40	0.54	(0.34)	—	—	(0.34)	10.33	5.50	40,395	1.28	1.20		1.36	77
R4	10.33	0.18	0.40	0.58	(0.37)	—	—	(0.37)	10.54	5.79	7,831	0.98	0.90		1.72	77
R5	10.50	0.20	0.41	0.61	(0.40)	—	—	(0.40)	10.71	6.18	1,975	0.68	0.60		1.88	77
Y	10.56	0.21	0.41	0.62	(0.41)	—	—	(0.41)	10.77	6.11	24,678	0.65	0.58		1.97	77
F	10.53	0.22	0.41	0.63	(0.41)	—	—	(0.41)	10.75	6.22	157,921	0.56	0.55		2.05	77

For the Year Ended October 31, 2018
A	$10.95	$0.25	$(0.37)	$(0.12)	$(0.49)	$—	$—	$(0.49)	$10.34	(1.19)%	$193,398	0.98%	0.85%		2.34%	18%
C	10.47	0.16	(0.36)	(0.20)	(0.39)	—	—	(0.39)	9.88	(1.95)	60,373	1.69	1.60		1.61	18
I	11.15	0.27	(0.38)	(0.11)	(0.51)	—	—	(0.51)	10.53	(0.99)	51,586	0.67	0.60		2.57	18
R3	10.74	0.20	(0.36)	(0.16)	(0.45)	—	—	(0.45)	10.13	(1.57)	45,035	1.28	1.20		1.99	18
R4	10.94	0.24	(0.37)	(0.13)	(0.48)	—	—	(0.48)	10.33	(1.28)	9,723	0.98	0.90		2.32	18
R5	11.12	0.27	(0.37)	(0.10)	(0.52)	—	—	(0.52)	10.50	(0.99)	2,711	0.68	0.60		2.54	18
Y	11.18	0.28	(0.38)	(0.10)	(0.52)	—	—	(0.52)	10.56	(0.93)	28,512	0.62	0.55		2.64	18
F	11.16	0.28	(0.39)	(0.11)	(0.52)	—	—	(0.52)	10.53	(1.03)	151,498	0.56	0.55		2.61	18

For the Year Ended October 31, 2017
A	$11.05	$0.15	$(0.12)	$0.03	$(0.13)	$—	$—	$(0.13)	$10.95	0.27%	$203,962	0.95%	0.85%		1.39%	72%
C	10.56	0.07	(0.12)	(0.05)	(0.04)	—	—	(0.04)	10.47	(0.46)	110,182	1.67	1.60		0.65	72
I	11.25	0.18	(0.12)	0.06	(0.16)	—	—	(0.16)	11.15	0.53	57,101	0.74	0.60		1.66	72
R3	10.84	0.11	(0.12)	(0.01)	(0.09)	—	—	(0.09)	10.74	(0.07)	48,953	1.27	1.20		1.05	72
R4	11.04	0.15	(0.13)	0.02	(0.12)	—	—	(0.12)	10.94	0.22	11,278	0.97	0.90		1.33	72
R5	11.22	0.18	(0.12)	0.06	(0.16)	—	—	(0.16)	11.12	0.54	2,924	0.69	0.60		1.67	72
Y	11.28	0.19	(0.13)	0.06	(0.16)	—	—	(0.16)	11.18	0.59	31,947	0.57	0.55		1.75	72
F(7)	11.08	0.12	(0.04)	0.08	—	—	—	—	11.16	0.72 (5)	119,654	0.55 (6)	0.55	(6)	1.65 (6)	72

For the Year Ended October 31, 2016
A	$10.57	$0.09	$0.39	$0.48	$—	$—	$—	$—	$11.05	4.54%	$229,329	0.98%	0.87	%(13)	0.87%	70%
B	10.18	(0.01)	0.40	0.39	—	—	—	—	10.57	3.83	5,154	1.83	1.62	(13)	(0.07)	70
C	10.17	0.01	0.38	0.39	—	—	—	—	10.56	3.83	146,289	1.69	1.62	(13)	0.10	70
I	10.73	0.13	0.39	0.52	—	—	—	—	11.25	4.85	62,726	0.76	0.62	(13)	1.16	70
R3	10.40	0.06	0.38	0.44	—	—	—	—	10.84	4.23	56,150	1.28	1.22	(13)	0.53	70
R4	10.56	0.08	0.40	0.48	—	—	—	—	11.04	4.55	15,684	0.98	0.92	(13)	0.79	70
R5	10.71	0.11	0.40	0.51	—	—	—	—	11.22	4.76	2,392	0.70	0.62	(13)	1.03	70
Y	10.75	0.11	0.42	0.53	—	—	—	—	11.28	4.93	101,942	0.57	0.57	(13)	0.99	70

For the Year Ended October 31, 2015
A	$10.79	$(0.04)	$(0.17)	$(0.21)	$(0.01)	$—	$—	$(0.01)	$10.57	(1.99)%	$257,100	0.94%	0.85%		(0.34)%	155%
B	10.47	(0.13)	(0.16)	(0.29)	—	—	—	—	10.18	(2.75)	10,385	1.78	1.60		(1.22)	155
C	10.47	(0.12)	(0.18)	(0.30)	—	—	—	—	10.17	(2.84)	178,363	1.66	1.60		(1.13)	155
I	10.94	(0.02)	(0.18)	(0.20)	(0.01)	—	—	(0.01)	10.73	(1.85)	63,658	0.73	0.60		(0.18)	155
R3	10.66	(0.06)	(0.20)	(0.26)	—	—	—	—	10.40	(2.40)	61,292	1.25	1.20		(0.60)	155
R4	10.79	(0.03)	(0.19)	(0.22)	(0.01)	—	—	(0.01)	10.56	(2.08)	19,243	0.95	0.90		(0.30)	155
R5	10.91	(0.01)	(0.18)	(0.19)	(0.01)	—	—	(0.01)	10.71	(1.77)	3,757	0.66	0.60		(0.12)	155
Y	10.95	—	(0.19)	(0.19)	(0.01)	—	—	(0.01)	10.75	(1.76)	197,882	0.54	0.54		0.03	155

The accompanying notes are an integral part of these financial statements.

178

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

Hartford Municipal Income Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$10.78	$0.11	(29)	$(0.41	)(29)	$(0.30)	$(0.11)	$(0.07)	$—	$(0.18)	$10.30	(2.85	)%(5)	$30,300	0.91	%(6)	0.69	%(6)	2.07	%(6)(29)	13%
C	10.79	0.07	(29)	(0.42	)(29)	(0.35)	(0.07)	(0.07)	—	(0.14)	10.30	(3.30	)(5)	4,739	1.70	(6)	1.44	(6)	1.32	(6)(29)	13
I	10.75	0.12	(29)	(0.41	)(29)	(0.29)	(0.12)	(0.07)	—	(0.19)	10.27	(2.75	)(5)	13,079	0.70	(6)	0.46	(6)	2.30	(6)(29)	13
F	10.75	0.13	(29)	(0.40	)(29)	(0.27)	(0.13)	(0.07)	—	(0.20)	10.28	(2.62	)(5)	5,711	0.61	(6)	0.39	(6)	2.37	(6)(29)	13

For the Year Ended October 31, 2019
A	$10.04	$0.26		$0.74		$1.00	$(0.26)	$—	$—	$(0.26)	$10.78	10.05%		$22,713	0.99%		0.67%		2.45%		47%
C	10.04	0.24		0.74		0.98	(0.23)	—	—	(0.23)	10.79	9.85		2,714	1.74		0.88		2.27		47
I	10.04	0.28		0.74		1.02	(0.31)	—	—	(0.31)	10.75	10.30		7,227	0.74		0.44		2.69		47
F	10.03	0.29		0.74		1.03	(0.31)	—	—	(0.31)	10.75	10.38		3,584	0.69		0.39		2.71		47

For the Year Ended October 31, 2018
A	$10.32	$0.24		$(0.28)		$(0.04)	$(0.24)	$—	$—	$(0.24)	$10.04	(0.36)%		$15,155	1.09%		0.65%		2.39%		15%
C	10.32	0.24		(0.28)		(0.04)	(0.24)	—	—	(0.24)	10.04	(0.38)		3,488	1.82		0.67		2.37		15
I	10.32	0.27		(0.28)		(0.01)	(0.27)	—	—	(0.27)	10.04	(0.11)		6,320	0.80		0.40		2.64		15
F	10.32	0.27		(0.29)		(0.02)	(0.27)	—	—	(0.27)	10.03	(0.20)		1,673	0.78		0.39		2.65		15

For the Year Ended October 31, 2017
A	$10.34	$0.22		$(0.02)		$0.20	$(0.22)	$—	$—	$(0.22)	$10.32	2.03%		$12,913	1.10%		0.69%		2.21%		10%
C	10.34	0.21		(0.02)		0.19	(0.21)	—	—	(0.21)	10.32	1.87		3,317	1.81		0.84		2.06		10
I	10.34	0.25		(0.02)		0.23	(0.25)	—	—	(0.25)	10.32	2.29		5,917	0.81		0.44		2.46		10
F(7)	10.04	0.17		0.28		0.45	(0.17)	—	—	(0.17)	10.32	4.52	(5)	1,127	0.80	(6)	0.39	(6)	2.48	(6)	10

For the Year Ended October 31, 2016
A	$10.09	$0.21		$0.25		$0.46	$(0.21)	$—	$—	$(0.21)	$10.34	4.62%		$9,933	1.70%		0.70	%(14)	2.06%		13%
C	10.09	0.14		0.25		0.39	(0.14)	—	—	(0.14)	10.34	3.86		3,034	2.39		1.45	(14)	1.33		13
I	10.09	0.24		0.25		0.49	(0.24)	—	—	(0.24)	10.34	4.89		6,140	1.39		0.45	(14)	2.33		13

For the Period Ended October 31, 2015
A(15)	$10.00	$0.08		$0.09		$0.17	$(0.08)	$—	$—	$(0.08)	$10.09	1.67	%(5)	$3,075	1.11	%(6)	0.69	%(6)	1.83	%(6)	21%
C(15)	10.00	0.04		0.09		0.13	(0.04)	—	—	(0.04)	10.09	1.35	(5)	2,533	1.83	(6)	1.44	(6)	1.07	(6)	21
I(15)	10.00	0.09		0.09		0.18	(0.09)	—	—	(0.09)	10.09	1.77	(5)	5,107	0.83	(6)	0.44	(6)	2.07	(6)	21

The Hartford Municipal Opportunities Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$8.88	$0.10	(26)	$(0.36	)(26)	$(0.26)	$(0.10)	$—	$—	$(0.10)	$8.52	(3.01	)%(5)	$405,017	0.67	%(6)	0.67	%(6)	2.18	%(6)(26)	20%
C	8.89	0.06	(26)	(0.37	)(26)	(0.31)	(0.06)	—	—	(0.06)	8.52	(3.48	)(5)	64,981	1.43	(6)	1.43	(6)	1.42	(6)(26)	20
I	8.88	0.11	(26)	(0.36	)(26)	(0.25)	(0.11)	—	—	(0.11)	8.52	(2.89	)(5)	571,478	0.43	(6)	0.43	(6)	2.42	(6)(26)	20
Y	8.88	0.11	(26)	(0.37	)(26)	(0.26)	(0.11)	—	—	(0.11)	8.51	(3.02	)(5)	14,707	0.45	(6)	0.45	(6)	2.40	(6)(26)	20
F	8.87	0.11	(26)	(0.36	)(26)	(0.25)	(0.11)	—	—	(0.11)	8.51	(2.86	)(5)	115,905	0.36	(6)	0.36	(6)	2.48	(6)(26)	20

For the Year Ended October 31, 2019
A	$8.37	$0.22		$0.51		$0.73	$(0.22)	$—	$—	$(0.22)	$8.88	8.79%		$394,518	0.69%		0.69%		2.49%		15%
C	8.37	0.15		0.52		0.67	(0.15)	—	—	(0.15)	8.89	8.08		66,792	1.44		1.44		1.75		15
I	8.38	0.24		0.52		0.76	(0.26)	—	—	(0.26)	8.88	9.15		516,299	0.44		0.44		2.72		15
Y	8.38	0.24		0.52		0.76	(0.26)	—	—	(0.26)	8.88	9.17		14,391	0.45		0.45		2.74		15
F	8.38	0.24		0.51		0.75	(0.26)	—	—	(0.26)	8.87	9.15		98,172	0.37		0.37		2.76		15

For the Year Ended October 31, 2018
A	$8.60	$0.22		$(0.23)		$(0.01)	$(0.22)	$—	$—	$(0.22)	$8.37	(0.11)%		$325,322	0.70%		0.69%		2.60%		23%
C	8.60	0.16		(0.23)		(0.07)	(0.16)	—	—	(0.16)	8.37	(0.86)		77,408	1.46		1.44		1.85		23
I	8.61	0.24		(0.23)		0.01	(0.24)	—	—	(0.24)	8.38	0.14		325,853	0.45		0.44		2.85		23
Y(16)	8.52	0.10		(0.14)		(0.04)	(0.10)	—	—	(0.10)	8.38	(0.46	)(5)	14,574	0.44	(6)	0.44	(6)	2.87	(6)	23
F	8.61	0.25		(0.23)		0.02	(0.25)	—	—	(0.25)	8.38	0.20		43,617	0.38		0.38		2.90		23

The accompanying notes are an integral part of these financial statements.

179

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Municipal Opportunities Fund – (continued)

For the Year Ended October 31, 2017
A	$8.69	$0.22		$(0.09)		$0.13	$(0.22)	$—	$—	$(0.22)	$8.60	1.50%		$251,143	0.68%		0.68%		2.53%		23%
C	8.69	0.15		(0.09)		0.06	(0.15)	—	—	(0.15)	8.60	0.73		100,507	1.44		1.44		1.77		23
I	8.71	0.24		(0.10)		0.14	(0.24)	—	—	(0.24)	8.61	1.63		302,855	0.44		0.44		2.77		23
F(7)	8.46	0.16		0.15		0.31	(0.16)	—	—	(0.16)	8.61	3.69	(5)	25,280	0.39	(6)	0.39	(6)	2.77	(6)	23

For the Year Ended October 31, 2016
A	$8.53	$0.21		$0.16		$0.37	$(0.21)	$—	$—	$(0.21)	$8.69	4.40%		$283,275	0.70%		0.70	%(17)	2.44%		22%
B	8.53	0.15		0.15		0.30	(0.15)	—	—	(0.15)	8.68	3.50		964	1.51		1.45	(17)	1.74		22
C	8.54	0.15		0.15		0.30	(0.15)	—	—	(0.15)	8.69	3.50		127,960	1.46		1.45	(17)	1.69		22
I	8.55	0.23		0.17		0.40	(0.24)	—	—	(0.24)	8.71	4.66		337,900	0.46		0.45	(17)	2.68		22

For the Year Ended October 31, 2015
A	$8.53	$0.24		$—		$0.24	$(0.24)	$—	$—	$(0.24)	$8.53	2.85%		$212,254	0.81%		0.75%		2.82%		21%
B	8.53	0.18		(0.01)		0.17	(0.17)	—	—	(0.17)	8.53	2.08		2,425	1.63		1.51		2.06		21
C	8.54	0.18		(0.01)		0.17	(0.17)	—	—	(0.17)	8.54	2.08		97,729	1.57		1.51		2.07		21
I	8.55	0.26		—		0.26	(0.26)	—	—	(0.26)	8.55	3.10		166,610	0.56		0.50		3.08		21

Hartford Municipal Short Duration Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$10.16	$0.09	(27)	$(0.28	)(27)	$(0.19)	$(0.08)	$(0.03)	$—	$(0.11)	$9.86	(1.88	)%(5)	$18,036	1.10	%(6)	0.69	%(6)	1.69	%(6)(27)	13%
C	10.15	0.05	(27)	(0.27	)(27)	(0.22)	(0.05)	(0.03)	—	(0.08)	9.85	(2.25	)(5)	1,429	1.95	(6)	1.44	(6)	0.95	(6)(27)	13
I	10.15	0.10	(27)	(0.28	)(27)	(0.18)	(0.10)	(0.03)	—	(0.13)	9.84	(1.87	)(5)	2,366	0.89	(6)	0.46	(6)	1.93	(6)(27)	13
F	10.16	0.10	(27)	(0.28	)(27)	(0.18)	(0.10)	(0.03)	—	(0.13)	9.85	(1.83	)(5)	1,647	0.80	(6)	0.39	(6)	2.00	(6)(27)	13

For the Year Ended October 31, 2019
A	$9.88	$0.18		$0.28		$0.46	$(0.18)	$—	$—	$(0.18)	$10.16	4.66%		$16,141	1.09%		0.66%		1.77%		73%
C	9.87	0.17		0.27		0.44	(0.16)	—	—	(0.16)	10.15	4.54		1,362	1.82		0.76		1.66		73
I	9.88	0.20		0.28		0.48	(0.21)	—	—	(0.21)	10.15	4.92		2,212	0.80		0.41		2.01		73
F	9.88	0.20		0.28		0.48	(0.20)	—	—	(0.20)	10.16	4.94		1,700	0.79		0.39		2.03		73

For the Year Ended October 31, 2018
A	$10.04	$0.16		$(0.16)		$—	$(0.16)	$—	$—	$(0.16)	$9.88	(0.03)%		$8,984	1.20%		0.61%		1.58%		24%
C	10.04	0.15		(0.17)		(0.02)	(0.15)	—	—	(0.15)	9.87	(0.24)		3,157	1.94		0.73		1.46		24
I	10.05	0.18		(0.17)		0.01	(0.18)	—	—	(0.18)	9.88	0.08		6,789	0.92		0.41		1.78		24
F	10.05	0.18		(0.17)		0.01	(0.18)	—	—	(0.18)	9.88	0.09		979	0.90		0.39		1.80		24

For the Year Ended October 31, 2017
A	$10.08	$0.12		$(0.04)		$0.08	$(0.12)	$—	$—	$(0.12)	$10.04	0.81%		$8,363	1.15%		0.67%		1.21%		20%
C	10.08	0.09		(0.04)		0.05	(0.09)	—	—	(0.09)	10.04	0.54		3,614	1.88		0.95		0.92		20
I	10.08	0.14		(0.03)		0.11	(0.14)	—	—	(0.14)	10.05	1.15		7,246	0.87		0.44		1.44		20
F(7)	9.96	0.10		0.09		0.19	(0.10)	—	—	(0.10)	10.05	1.91	(5)	509	0.87	(6)	0.39	(6)	1.53	(6)	20

For the Year Ended October 31, 2016
A	$10.06	$0.10		$0.02		$0.12	$(0.10)	$—	$—	$(0.10)	$10.08	1.15%		$8,383	1.55%		0.70	%(14)	0.95%		12%
C	10.05	0.02		0.03		0.05	(0.02)	—	—	(0.02)	10.08	0.50		4,067	2.29		1.45	(14)	0.20		12
I	10.06	0.12		0.02		0.14	(0.12)	—	—	(0.12)	10.08	1.40		5,915	1.27		0.45	(14)	1.20		12

For the Period Ended October 31, 2015
A(15)	$10.00	$0.03		$0.06		$0.09	$(0.03)	$—	$—	$(0.03)	$10.06	0.91	%(5)	$3,993	1.12	%(6)	0.69	%(6)	0.75	%(6)	6%
C(15)	10.00	—		0.05		0.05	—	—	—	—	10.05	0.53	(5)	3,137	1.82	(6)	1.44	(6)	(0.02	)(6)	6
I(15)	10.00	0.04		0.06		0.10	(0.04)	—	—	(0.04)	10.06	1.01	(5)	5,106	0.78	(6)	0.44	(6)	0.97	(6)	6

The accompanying notes are an integral part of these financial statements.

180

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Quality Bond Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$10.19	$0.10	$0.35	$0.45	$(0.11)	$—	$—	$(0.11)	$10.53	4.47	%(5)	$24,280	0.91	%(6)	0.81	%(6)	1.93	%(6)	27%
C	10.13	0.06	0.35	0.41	(0.08)	—	—	(0.08)	10.46	4.02	(5)	12,933	1.65	(6)	1.56	(6)	1.19	(6)	27
I	10.17	0.11	0.35	0.46	(0.14)	—	—	(0.14)	10.49	4.57	(5)	22,021	0.58	(6)	0.49	(6)	2.21	(6)	27
R3	10.18	0.08	0.36	0.44	(0.10)	—	—	(0.10)	10.52	4.32	(5)	136	1.24	(6)	1.12	(6)	1.64	(6)	27
R4	10.18	0.11	0.36	0.47	(0.13)	—	—	(0.13)	10.52	4.61	(5)	13	0.95	(6)	0.61	(6)	2.16	(6)	27
R5	10.18	0.11	0.36	0.47	(0.14)	—	—	(0.14)	10.51	4.61	(5)	17	0.65	(6)	0.55	(6)	2.24	(6)	27
Y	10.26	0.11	0.36	0.47	(0.17)	—	—	(0.17)	10.56	4.64	(5)	265	0.55	(6)	0.46	(6)	2.20	(6)	27
F	10.16	0.12	0.35	0.47	(0.15)	—	—	(0.15)	10.48	4.64	(5)	78,753	0.53	(6)	0.44	(6)	2.32	(6)	27

For the Year Ended October 31, 2019
A	$9.55	$0.23	$0.68	$0.91	$(0.27)	$—	$—	$(0.27)	$10.19	9.72%		$15,478	0.94%		0.83%		2.34%		59%
C	9.47	0.16	0.67	0.83	(0.17)	—	—	(0.17)	10.13	8.96		9,594	1.67		1.56		1.57		59
I	9.55	0.26	0.68	0.94	(0.32)	—	—	(0.32)	10.17	10.04		5,261	0.63		0.53		2.62		59
R3	9.53	0.20	0.66	0.86	(0.21)	—	—	(0.21)	10.18	9.26		128	1.27		1.16		2.03		59
R4	9.56	0.25	0.68	0.93	(0.31)	—	—	(0.31)	10.18	9.85		12	0.97		0.61		2.58		59
R5	9.56	0.26	0.68	0.94	(0.32)	—	—	(0.32)	10.18	9.99		32	0.67		0.56		2.61		59
Y	9.64	0.27	0.70	0.97	(0.35)	—	—	(0.35)	10.26	10.23		34	0.13		0.02		2.70		59
F	9.56	0.27	0.67	0.94	(0.34)	—	—	(0.34)	10.16	10.17		102,455	0.55		0.44		2.74		59

For the Year Ended October 31, 2018
A	$9.95	$0.21	$(0.38)	$(0.17)	$(0.23)	$—	$—	$(0.23)	$9.55	(1.84)%		$10,117	0.93%		0.82%		2.11%		67%
C	9.87	0.13	(0.38)	(0.25)	(0.15)	—	—	(0.15)	9.47	(2.65)		2,630	1.75		1.60		1.33		67
I	9.95	0.23	(0.37)	(0.14)	(0.26)	—	—	(0.26)	9.55	(1.45)		1,760	0.65		0.54		2.32		67
R3	9.93	0.17	(0.37)	(0.20)	(0.20)	—	—	(0.20)	9.53	(2.18)		196	1.27		1.15		1.79		67
R4	9.96	0.22	(0.37)	(0.15)	(0.25)	—	—	(0.25)	9.56	(1.56)		11	1.00		0.63		2.29		67
R5	9.96	0.23	(0.38)	(0.15)	(0.25)	—	—	(0.25)	9.56	(1.49)		29	0.67		0.56		2.37		67
Y	10.04	0.24	(0.38)	(0.14)	(0.26)	—	—	(0.26)	9.64	(1.43)		15	0.61		0.54		2.39		67
F	9.96	0.24	(0.37)	(0.13)	(0.27)	—	—	(0.27)	9.56	(1.47)		108,531	0.55		0.44		2.49		67

For the Year Ended October 31, 2017
A	$10.34	$0.16	$(0.20)	$(0.04)	$(0.19)	$(0.16)	$—	$(0.35)	$9.95	(0.35)%		$13,410	1.01%		0.95%		1.59%		94%
C	10.26	0.08	(0.20)	(0.12)	(0.11)	(0.16)	—	(0.27)	9.87	(1.11)		2,558	1.77		1.70		0.82		94
I	10.35	0.18	(0.21)	(0.03)	(0.21)	(0.16)	—	(0.37)	9.95	(0.20)		3,852	0.76		0.70		1.77		94
R3	10.32	0.13	(0.20)	(0.07)	(0.16)	(0.16)	—	(0.32)	9.93	(0.66)		251	1.37		1.25		1.34		94
R4	10.35	0.16	(0.20)	(0.04)	(0.19)	(0.16)	—	(0.35)	9.96	(0.30)		11	1.12		0.91		1.59		94
R5	10.35	0.19	(0.20)	(0.01)	(0.22)	(0.16)	—	(0.38)	9.96	(0.05)		30	0.77		0.65		1.89		94
Y	10.36	0.18	(0.18)	—	(0.16)	(0.16)	—	(0.32)	10.04	0.01		15	0.65		0.60		1.80		94
F(7)	9.94	0.14	0.04	0.18	(0.16)	—	—	(0.16)	9.96	1.80	(5)	116,939	0.66	(6)	0.55	(6)	2.14	(6)	94

For the Year Ended October 31, 2016
A	$10.19	$0.12	$0.24	$0.36	$(0.14)	$(0.07)	$—	$(0.21)	$10.34	3.54%		$14,294	1.04%		0.96	%(18)	1.14%		84%
C	10.12	0.04	0.23	0.27	(0.06)	(0.07)	—	(0.13)	10.26	2.70		3,890	1.78		1.71	(18)	0.40		84
I	10.21	0.14	0.24	0.38	(0.17)	(0.07)	—	(0.24)	10.35	3.73		12,254	0.78		0.71	(18)	1.40		84
R3	10.17	0.06	0.31	0.37	(0.15)	(0.07)	—	(0.22)	10.32	3.66		198	1.38		1.26	(18)	0.57		84
R4	10.19	0.08	0.33	0.41	(0.18)	(0.07)	—	(0.25)	10.35	4.08		24	1.07		0.96	(18)	0.75		84
R5	10.21	0.11	0.33	0.44	(0.23)	(0.07)	—	(0.30)	10.35	4.37		45	0.77		0.66	(18)	1.05		84
Y	10.21	0.16	0.24	0.40	(0.18)	(0.07)	—	(0.25)	10.36	3.90		93,809	0.67		0.61	(18)	1.53		84

The accompanying notes are an integral part of these financial statements.

181

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Quality Bond Fund – (continued)

For the Year Ended October 31, 2015
A	$10.19	$0.04		$0.16		$0.20	$(0.05)	$(0.15)	$—	$(0.20)	$10.19	2.01%		$11,513	1.18%		0.90%		0.43%		20%
C	10.15	(0.03)		0.16		0.13	(0.01)	(0.15)	—	(0.16)	10.12	1.28		2,453	1.93		1.64		(0.31)		20
I	10.20	0.07		0.17		0.24	(0.08)	(0.15)	—	(0.23)	10.21	2.37		2,283	0.89		0.61		0.71		20
R3	10.17	0.01		0.16		0.17	(0.02)	(0.15)	—	(0.17)	10.17	1.69		2,082	1.58		1.25		0.07		20
R4	10.19	0.04		0.16		0.20	(0.05)	(0.15)	—	(0.20)	10.19	1.95		2,100	1.28		0.95		0.37		20
R5	10.20	0.07		0.16		0.23	(0.07)	(0.15)	—	(0.22)	10.21	2.32		2,119	0.98		0.65		0.67		20
Y	10.20	0.07		0.17		0.24	(0.08)	(0.15)	—	(0.23)	10.21	2.36		9,547	0.89		0.60		0.72		20

The Hartford Short Duration Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$9.92	$0.12	(26)	$(0.23	)(26)	$(0.11)	$(0.12)	$—	$—	$(0.12)	$9.69	(1.13	)%(5)	$704,359	0.84	%(6)	0.80	%(6)	2.42	%(6)(26)	24%
C	9.92	0.08	(26)	(0.23	)(26)	(0.15)	(0.08)	—	—	(0.08)	9.69	(1.49	)(5)	84,568	1.54	(6)	1.54	(6)	1.68	(6)(26)	24
I	9.92	0.13	(26)	(0.24	)(26)	(0.11)	(0.14)	—	—	(0.14)	9.67	(1.08	)(5)	353,791	0.53	(6)	0.53	(6)	2.69	(6)(26)	24
R3	9.90	0.10	(26)	(0.23	)(26)	(0.13)	(0.10)	—	—	(0.10)	9.67	(1.31	)(5)	1,349	1.16	(6)	1.16	(6)	2.07	(6)(26)	24
R4	9.91	0.12	(26)	(0.23	)(26)	(0.11)	(0.13)	—	—	(0.13)	9.67	(1.16	)(5)	4,894	0.78	(6)	0.78	(6)	2.45	(6)(26)	24
R5	9.89	0.13	(26)	(0.23	)(26)	(0.10)	(0.14)	—	—	(0.14)	9.65	(1.02	)(5)	1,702	0.54	(6)	0.54	(6)	2.67	(6)(26)	24
R6	9.87	0.14	(26)	(0.24	)(26)	(0.10)	(0.15)	—	—	(0.15)	9.62	(0.99	)(5)	12	0.43	(6)	0.43	(6)	2.79	(6)(26)	24
Y	9.87	0.13	(26)	(0.23	)(26)	(0.10)	(0.14)	—	—	(0.14)	9.63	(1.01	)(5)	7,927	0.53	(6)	0.53	(6)	2.69	(6)(26)	24
F	9.91	0.14	(26)	(0.23	)(26)	(0.09)	(0.15)	—	—	(0.15)	9.67	(0.87	)(5)	227,385	0.44	(6)	0.44	(6)	2.78	(6)(26)	24

For the Year Ended October 31, 2019
A	$9.70	$0.26		$0.22		$0.48	$(0.26)	$—	$—	$(0.26)	$9.92	5.05%		$653,304	0.84%		0.81%		2.67%		30%
C	9.69	0.19		0.23		0.42	(0.19)	—	—	(0.19)	9.92	4.34		80,498	1.55		1.55		1.93		30
I	9.71	0.29		0.24		0.53	(0.32)	—	—	(0.32)	9.92	5.52		404,974	0.52		0.52		2.95		30
R3	9.67	0.23		0.23		0.46	(0.23)	—	—	(0.23)	9.90	4.78		1,676	1.16		1.15		2.31		30
R4	9.68	0.26		0.23		0.49	(0.26)	—	—	(0.26)	9.91	5.16		7,764	0.74		0.74		2.66		30
R5	9.69	0.29		0.22		0.51	(0.31)	—	—	(0.31)	9.89	5.37		1,412	0.56		0.55		2.93		30
R6(19)	9.70	0.20		0.17		0.37	(0.20)	—	—	(0.20)	9.87	3.85		11	0.45		0.45		2.99		30
Y	9.67	0.29		0.23		0.52	(0.32)	—	—	(0.32)	9.87	5.43		11,831	0.52		0.52		2.97		30
F	9.72	0.30		0.22		0.52	(0.33)	—	—	(0.33)	9.91	5.44		228,084	0.44		0.44		3.03		30

For the Year Ended October 31, 2018
A	$9.87	$0.23		$(0.17)		$0.06	$(0.23)	$—	$—	$(0.23)	$9.70	0.66%		$516,715	0.91%		0.85%		2.39%		29%
C	9.87	0.16		(0.18)		(0.02)	(0.16)	—	—	(0.16)	9.69	(0.19)		71,192	1.61		1.60		1.63		29
I	9.89	0.26		(0.18)		0.08	(0.26)	—	—	(0.26)	9.71	0.85		227,412	0.56		0.56		2.68		29
R3	9.84	0.22		(0.17)		0.05	(0.22)	—	—	(0.22)	9.67	0.52		960	1.21		0.99		2.25		29
R4	9.85	0.23		(0.17)		0.06	(0.23)	—	—	(0.23)	9.68	0.66		645	0.91		0.85		2.39		29
R5	9.86	0.26		(0.17)		0.09	(0.26)	—	—	(0.26)	9.69	0.96		1,125	0.61		0.55		2.71		29
Y	9.84	0.27		(0.18)		0.09	(0.26)	—	—	(0.26)	9.67	0.97		14,983	0.54		0.54		2.73		29
F	9.89	0.27		(0.17)		0.10	(0.27)	—	—	(0.27)	9.72	1.02		173,198	0.49		0.49		2.76		29

For the Year Ended October 31, 2017
A	$9.88	$0.20		$(0.01)		$0.19	$(0.20)	$—	$—	$(0.20)	$9.87	1.94%		$523,916	0.86%		0.84%		2.02%		42%
C	9.88	0.13		(0.01)		0.12	(0.13)	—	—	(0.13)	9.87	1.20		103,013	1.58		1.57		1.29		42
I	9.90	0.23		(0.01)		0.22	(0.23)	—	—	(0.23)	9.89	2.21		185,948	0.58		0.58		2.29		42
R3	9.86	0.17		(0.02)		0.15	(0.17)	—	—	(0.17)	9.84	1.58		1,175	1.22		1.09		1.77		42
R4	9.87	0.20		(0.02)		0.18	(0.20)	—	—	(0.20)	9.85	1.83		626	0.92		0.85		2.01		42
R5	9.86	0.23		—		0.23	(0.23)	—	—	(0.23)	9.86	2.33		807	0.60		0.55		2.33		42
Y	9.86	0.23		(0.02)		0.21	(0.23)	—	—	(0.23)	9.84	2.17		5,549	0.50		0.50		2.32		42
F(7)	9.88	0.16		0.01		0.17	(0.16)	—	—	(0.16)	9.89	1.73	(5)	103,896	0.49	(6)	0.49	(6)	2.45	(6)	42

The accompanying notes are an integral part of these financial statements.

182

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Short Duration Fund – (continued)

For the Year Ended October 31, 2016
A	$9.80	$0.17		$0.08		$0.25	$(0.17)	$—	$—	$(0.17)	$9.88	2.56%		$530,178	0.90%		0.86	%(20)	1.69%		41%
B	9.85	0.16		0.10		0.26	(0.17)	—	—	(0.17)	9.94	2.66		2,393	1.04		0.86	(20)	1.67		41
C	9.80	0.09		0.09		0.18	(0.10)	—	—	(0.10)	9.88	1.80		125,548	1.61		1.61	(20)	0.94		41
I	9.82	0.19		0.09		0.28	(0.20)	—	—	(0.20)	9.90	2.86		189,645	0.57		0.57	(20)	1.98		41
R3	9.78	0.14		0.08		0.22	(0.14)	—	—	(0.14)	9.86	2.26		1,167	1.24		1.16	(20)	1.38		41
R4	9.79	0.17		0.08		0.25	(0.17)	—	—	(0.17)	9.87	2.56		661	0.94		0.86	(20)	1.68		41
R5	9.78	0.20		0.08		0.28	(0.20)	—	—	(0.20)	9.86	2.87		209	0.63		0.56	(20)	2.02		41
Y	9.78	0.20		0.08		0.28	(0.20)	—	—	(0.20)	9.86	2.92		45,768	0.51		0.51	(20)	2.05		41

For the Year Ended October 31, 2015
A	$9.91	$0.15		$(0.07)		$0.08	$(0.16)	$(0.03)	$—	$(0.19)	$9.80	0.80%		$469,337	0.90%		0.85%		1.51%		31%
B	9.96	0.16		(0.08)		0.08	(0.16)	(0.03)	—	(0.19)	9.85	0.80		4,450	1.03		0.85		1.56		31
C	9.91	0.08		(0.07)		0.01	(0.09)	(0.03)	—	(0.12)	9.80	0.05		120,116	1.60		1.60		0.81		31
I	9.93	0.19		(0.08)		0.11	(0.19)	(0.03)	—	(0.22)	9.82	1.11		126,578	0.54		0.54		1.87		31
R3	9.88	0.12		(0.06)		0.06	(0.13)	(0.03)	—	(0.16)	9.78	0.60		1,084	1.23		1.15		1.26		31
R4	9.89	0.15		(0.06)		0.09	(0.16)	(0.03)	—	(0.19)	9.79	0.90		677	0.92		0.85		1.56		31
R5	9.89	0.18		(0.07)		0.11	(0.19)	(0.03)	—	(0.22)	9.78	1.10		111	0.62		0.55		1.86		31
Y	9.88	0.19		(0.06)		0.13	(0.20)	(0.03)	—	(0.23)	9.78	1.25		8,412	0.51		0.51		1.91		31

The Hartford Strategic Income Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$8.64	$0.15	(30)	$(0.36	)(30)	$(0.21)	$(0.19)	$—	$—	$(0.19)	$8.24	(2.52	)%(5)	$192,302	0.99	%(6)	0.95	%(6)	3.45	%(6)(30)	32%
C	8.69	0.12	(30)	(0.36	)(30)	(0.24)	(0.15)	—	—	(0.15)	8.30	(2.78	)(5)	51,327	1.71	(6)	1.70	(6)	2.70	(6)(30)	32
I	8.67	0.16	(30)	(0.36	)(30)	(0.20)	(0.20)	—	—	(0.20)	8.27	(2.35	)(5)	421,420	0.66	(6)	0.66	(6)	3.78	(6)(30)	32
R3	8.63	0.13	(30)	(0.36	)(30)	(0.23)	(0.17)	—	—	(0.17)	8.23	(2.67	)(5)	776	1.29	(6)	1.25	(6)	3.16	(6)(30)	32
R4	8.64	0.15	(30)	(0.36	)(30)	(0.21)	(0.19)	—	—	(0.19)	8.24	(2.51	)(5)	212	1.01	(6)	0.95	(6)	3.45	(6)(30)	32
R5	8.63	0.16	(30)	(0.36	)(30)	(0.20)	(0.20)	—	—	(0.20)	8.23	(2.36	)(5)	7,765	0.70	(6)	0.65	(6)	3.74	(6)(30)	32
R6	8.63	0.16	(30)	(0.36	)(30)	(0.20)	(0.20)	—	—	(0.20)	8.23	(2.33	)(5)	2,425	0.60	(6)	0.60	(6)	3.83	(6)(30)	32
Y	8.63	0.16	(30)	(0.37	)(30)	(0.21)	(0.20)	—	—	(0.20)	8.22	(2.47	)(5)	31,464	0.64	(6)	0.64	(6)	3.79	(6)(30)	32
F	8.67	0.16	(30)	(0.37	)(30)	(0.21)	(0.20)	—	—	(0.20)	8.26	(2.44	)(5)	157,941	0.60	(6)	0.60	(6)	3.80	(6)(30)	32

For the Year Ended October 31, 2019
A	$8.41	$0.32		$0.44		$0.76	$(0.53)	$—	$—	$(0.53)	$8.64	9.42%		$193,608	1.03%		0.95%		3.80%		74%
C	8.45	0.26		0.44		0.70	(0.46)	—	—	(0.46)	8.69	8.59		50,793	1.75		1.70		3.05		74
I	8.43	0.34		0.45		0.79	(0.55)	—	—	(0.55)	8.67	9.82		264,537	0.73		0.70		4.04		74
R3	8.39	0.30		0.44		0.74	(0.50)	—	—	(0.50)	8.63	9.22		634	1.34		1.25		3.50		74
R4	8.40	0.32		0.45		0.77	(0.53)	—	—	(0.53)	8.64	9.54		209	1.05		0.95		3.80		74
R5	8.40	0.35		0.43		0.78	(0.55)	—	—	(0.55)	8.63	9.78		8,280	0.74		0.65		4.09		74
R6	8.40	0.35		0.44		0.79	(0.56)	—	—	(0.56)	8.63	9.84		1,673	0.63		0.60		4.12		74
Y	8.39	0.35		0.44		0.79	(0.55)	—	—	(0.55)	8.63	9.91		4,824	0.71		0.66		4.09		74
F	8.43	0.35		0.45		0.80	(0.56)	—	—	(0.56)	8.67	9.93		168,465	0.63		0.60		4.15		74

For the Year Ended October 31, 2018
A	$9.00	$0.33		$(0.40)		$(0.07)	$(0.52)	$—	$—	$(0.52)	$8.41	(0.77)%		$164,749	1.05%		0.95%		3.78%		63%
C	9.03	0.26		(0.39)		(0.13)	(0.45)	—	—	(0.45)	8.45	(1.49)		48,099	1.78		1.70		3.03		63
I	9.03	0.35		(0.40)		(0.05)	(0.55)	—	—	(0.55)	8.43	(0.63)		88,704	0.77		0.70		4.03		63
R3	8.98	0.30		(0.39)		(0.09)	(0.50)	—	—	(0.50)	8.39	(1.10)		306	1.37		1.25		3.48		63
R4	8.99	0.33		(0.40)		(0.07)	(0.52)	—	—	(0.52)	8.40	(0.79)		560	1.08		0.95		3.78		63
R5	8.99	0.35		(0.39)		(0.04)	(0.55)	—	—	(0.55)	8.40	(0.46)		4,446	0.78		0.65		4.12		63
R6	8.99	0.36		(0.39)		(0.03)	(0.56)	—	—	(0.56)	8.40	(0.41)		150	0.66		0.60		4.15		63
Y	8.99	0.36		(0.40)		(0.04)	(0.56)	—	—	(0.56)	8.39	(0.49)		2,513	0.72		0.60		4.14		63
F	9.02	0.36		(0.39)		(0.03)	(0.56)	—	—	(0.56)	8.43	(0.41)		153,833	0.66		0.60		4.13		63

The accompanying notes are an integral part of these financial statements.

183

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Strategic Income Fund – (continued)

For the Year Ended October 31, 2017
A	$8.76	$0.36		$0.26		$0.62	$(0.38)	$—	$—	$(0.38)	$9.00	7.26%		$161,969	1.03%		0.95%		4.02%		82%
C	8.79	0.29		0.26		0.55	(0.31)	—	—	(0.31)	9.03	6.38		74,017	1.74		1.70		3.29		82
I	8.79	0.37		0.27		0.64	(0.40)	—	—	(0.40)	9.03	7.51		83,345	0.76		0.70		4.11		82
R3	8.75	0.33		0.25		0.58	(0.35)	—	—	(0.35)	8.98	6.83		329	1.45		1.25		3.70		82
R4	8.76	0.35		0.26		0.61	(0.38)	—	—	(0.38)	8.99	7.13		748	1.08		0.95		4.00		82
R5	8.76	0.38		0.26		0.64	(0.41)	—	—	(0.41)	8.99	7.48		1,467	0.75		0.65		4.25		82
R6	8.75	0.39		0.26		0.65	(0.41)	—	—	(0.41)	8.99	7.66		11	0.70		0.60		4.41		82
Y	8.75	0.42		0.23		0.65	(0.41)	—	—	(0.41)	8.99	7.67		657	0.64		0.60		4.79		82
F(7)	8.79	0.25		0.20		0.45	(0.22)	—	—	(0.22)	9.02	5.21	(5)	180,163	0.64	(6)	0.60	(6)	4.08	(6)	82

For the Year Ended October 31, 2016
A	$8.53	$0.39		$0.19		$0.58	$(0.35)	$—	$—	$(0.35)	$8.76	7.02%		$120,051	1.05%		0.96	%(21)	4.54%		55%
B	8.53	0.37		0.21		0.58	(0.33)	—	—	(0.33)	8.78	6.98		2,205	1.27		1.11	(21)	4.37		55
C	8.55	0.32		0.20		0.52	(0.28)	—	—	(0.28)	8.79	6.27		74,607	1.75		1.71	(21)	3.78		55
I	8.55	0.41		0.21		0.62	(0.38)	—	—	(0.38)	8.79	7.29		31,317	0.75		0.71	(21)	4.79		55
R3	8.51	0.36		0.20		0.56	(0.32)	—	—	(0.32)	8.75	6.81		267	1.42		1.26	(21)	4.23		55
R4	8.52	0.39		0.20		0.59	(0.35)	—	—	(0.35)	8.76	7.15		224	1.08		0.96	(21)	4.55		55
R5	8.52	0.42		0.20		0.62	(0.38)	—	—	(0.38)	8.76	7.49		413	0.76		0.66	(21)	4.87		55
R6	8.52	0.42		0.19		0.61	(0.38)	—	—	(0.38)	8.75	7.43		11	0.65		0.61	(21)	4.88		55
Y	8.52	0.42		0.19		0.61	(0.38)	—	—	(0.38)	8.75	7.43		164,098	0.65		0.61	(21)	4.89		55

For the Year Ended October 31, 2015
A	$9.30	$0.37		$(0.57)		$(0.20)	$(0.37)	$(0.20)	$—	$(0.57)	$8.53	(2.23)%		$123,510	1.03%		0.95%		4.23%		66%
B	9.30	0.32		(0.59)		(0.27)	(0.30)	(0.20)	—	(0.50)	8.53	(3.00)		4,019	1.85		1.70		3.60		66
C	9.32	0.32		(0.59)		(0.27)	(0.30)	(0.20)	—	(0.50)	8.55	(2.97)		86,887	1.74		1.70		3.61		66
I	9.33	0.41		(0.60)		(0.19)	(0.39)	(0.20)	—	(0.59)	8.55	(1.97)		29,189	0.73		0.70		4.61		66
R3	9.29	0.35		(0.59)		(0.24)	(0.34)	(0.20)	—	(0.54)	8.51	(2.64)		314	1.41		1.25		4.04		66
R4	9.30	0.38		(0.59)		(0.21)	(0.37)	(0.20)	—	(0.57)	8.52	(2.34)		175	1.08		0.95		4.37		66
R5	9.30	0.41		(0.60)		(0.19)	(0.39)	(0.20)	—	(0.59)	8.52	(2.05)		306	0.75		0.65		4.70		66
R6(22)	9.27	0.41		(0.56)		(0.15)	(0.40)	(0.20)	—	(0.60)	8.52	(1.66	)(5)	10	0.69	(6)	0.59	(6)	4.78	(6)	66
Y	9.30	0.41		(0.59)		(0.18)	(0.40)	(0.20)	—	(0.60)	8.52	(1.99)		111,277	0.64		0.60		4.70		66

The Hartford Total Return Bond Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$10.66	$0.13	(26)	$0.17	(26)	$0.30	$(0.14)	$—	$—	$(0.14)	$10.82	2.79	%(5)	$1,039,605	0.71	%(6)	0.71	%(6)	2.37	%(6)(26)	28%
C	10.77	0.08	(26)	0.19	(26)	0.27	(0.09)	—	—	(0.09)	10.95	2.41	(5)	23,718	1.53	(6)	1.53	(6)	1.54	(6)(26)	28
I	10.65	0.14	(26)	0.18	(26)	0.32	(0.18)	—	—	(0.18)	10.79	2.98	(5)	153,333	0.39	(6)	0.39	(6)	2.68	(6)(26)	28
R3	10.95	0.11	(26)	0.18	(26)	0.29	(0.12)	—	—	(0.12)	11.12	2.64	(5)	4,425	1.05	(6)	1.04	(6)	2.04	(6)(26)	28
R4	10.85	0.13	(26)	0.17	(26)	0.30	(0.13)	—	—	(0.13)	11.02	2.79	(5)	9,918	0.76	(6)	0.76	(6)	2.32	(6)(26)	28
R5	10.81	0.14	(26)	0.17	(26)	0.31	(0.17)	—	—	(0.17)	10.95	2.91	(5)	1,616	0.44	(6)	0.44	(6)	2.64	(6)(26)	28
R6	10.74	0.15	(26)	0.17	(26)	0.32	(0.19)	—	—	(0.19)	10.87	3.03	(5)	55,885	0.34	(6)	0.34	(6)	2.74	(6)(26)	28
Y	10.76	0.14	(26)	0.17	(26)	0.31	(0.18)	—	—	(0.18)	10.89	2.93	(5)	343,339	0.40	(6)	0.40	(6)	2.67	(6)(26)	28
F	10.59	0.14	(26)	0.18	(26)	0.32	(0.19)	—	—	(0.19)	10.72	3.05	(5)	746,730	0.34	(6)	0.34	(6)	2.74	(6)(26)	28

The accompanying notes are an integral part of these financial statements.

184

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover

The Hartford Total Return Bond Fund – (continued)

For the Year Ended October 31, 2019
A	$9.92	$0.30	$0.79	$1.09	$(0.35)	$—	$—	$(0.35)	$10.66	11.24%	$940,594	0.74%	0.74%		2.90%	71%
C	9.97	0.22	0.80	1.02	(0.22)	—	—	(0.22)	10.77	10.37	27,334	1.54	1.54		2.12	71
I	9.95	0.33	0.79	1.12	(0.42)	—	—	(0.42)	10.65	11.49	108,633	0.42	0.42		3.19	71
R3	10.14	0.27	0.82	1.09	(0.28)	—	—	(0.28)	10.95	10.93	4,769	1.08	1.07		2.58	71
R4	10.09	0.30	0.81	1.11	(0.35)	—	—	(0.35)	10.85	11.20	11,476	0.77	0.76		2.89	71
R5	10.06	0.33	0.83	1.16	(0.41)	—	—	(0.41)	10.81	11.80	1,049	0.48	0.48		3.22	71
R6	10.03	0.32	0.82	1.14	(0.43)	—	—	(0.43)	10.74	11.67	40,368	0.35	0.34		3.04	71
Y	10.04	0.34	0.81	1.15	(0.43)	—	—	(0.43)	10.76	11.68	488,228	0.41	0.40		3.25	71
F	9.90	0.34	0.78	1.12	(0.43)	—	—	(0.43)	10.59	11.58	562,418	0.36	0.36		3.29	71

For the Year Ended October 31, 2018
A	$10.44	$0.28	$(0.48)	$(0.20)	$(0.32)	$—	$—	$(0.32)	$9.92	(1.95)%	$774,821	0.82%	0.82%		2.72%	74%
C	10.46	0.20	(0.49)	(0.29)	(0.20)	—	—	(0.20)	9.97	(2.79)	30,760	1.61	1.60		1.93	74
I	10.45	0.31	(0.48)	(0.17)	(0.33)	—	—	(0.33)	9.95	(1.68)	51,131	0.51	0.51		3.03	74
R3	10.64	0.25	(0.50)	(0.25)	(0.25)	—	—	(0.25)	10.14	(2.37)	5,000	1.16	1.15		2.38	74
R4	10.62	0.28	(0.49)	(0.21)	(0.32)	—	—	(0.32)	10.09	(2.04)	11,153	0.85	0.85		2.67	74
R5	10.62	0.31	(0.49)	(0.18)	(0.38)	—	—	(0.38)	10.06	(1.74)	1,548	0.56	0.56		2.98	74
R6	10.61	0.32	(0.50)	(0.18)	(0.40)	—	—	(0.40)	10.03	(1.72)	1,678	0.44	0.44		3.11	74
Y	10.61	0.32	(0.50)	(0.18)	(0.39)	—	—	(0.39)	10.04	(1.69)	449,292	0.48	0.48		3.06	74
F	10.46	0.31	(0.47)	(0.16)	(0.40)	—	—	(0.40)	9.90	(1.59)	678,207	0.44	0.44		3.10	74

For the Year Ended October 31, 2017
A	$10.48	$0.26	$(0.04)	$0.22	$(0.26)	$—	$—	$(0.26)	$10.44	2.19%	$772,486	0.84%	0.84%		2.55%	56%
C	10.50	0.19	(0.04)	0.15	(0.19)	—	—	(0.19)	10.46	1.43	59,204	1.58	1.58		1.82	56
I	10.49	0.29	(0.04)	0.25	(0.29)	—	—	(0.29)	10.45	2.41	35,182	0.77	0.62		2.78	56
R3	10.68	0.23	(0.04)	0.19	(0.23)	—	—	(0.23)	10.64	1.86	5,851	1.17	1.17		2.22	56
R4	10.66	0.27	(0.04)	0.23	(0.27)	—	—	(0.27)	10.62	2.18	14,290	0.85	0.85		2.54	56
R5	10.65	0.30	(0.03)	0.27	(0.30)	—	—	(0.30)	10.62	2.48	1,548	0.55	0.55		2.84	56
R6	10.64	0.30	(0.02)	0.28	(0.31)	—	—	(0.31)	10.61	2.69	1,092	0.45	0.44		2.87	56
Y	10.65	0.31	(0.04)	0.27	(0.31)	—	—	(0.31)	10.61	2.57	438,589	0.46	0.46		2.96	56
F(7)	10.32	0.20	0.14	0.34	(0.20)	—	—	(0.20)	10.46	3.36 (5)	937,170	0.44 (6)	0.44	(6)	2.88 (6)	56

For the Year Ended October 31, 2016
A	$10.28	$0.28	$0.22	$0.50	$(0.25)	$(0.02)	$(0.03)	$(0.30)	$10.48	4.77%	$782,964	0.87%	0.87	%(23)	2.68%	41%
B	10.20	0.20	0.21	0.41	(0.18)	(0.02)	(0.02)	(0.22)	10.39	4.09	4,406	1.89	1.63	(23)	1.92	41
C	10.30	0.20	0.22	0.42	(0.18)	(0.02)	(0.02)	(0.22)	10.50	4.10	73,841	1.60	1.60	(23)	1.95	41
I	10.30	0.30	0.22	0.52	(0.28)	(0.02)	(0.03)	(0.33)	10.49	5.08	115,889	0.61	0.61	(23)	2.86	41
R3	10.48	0.25	0.22	0.47	(0.23)	(0.02)	(0.02)	(0.27)	10.68	4.51	5,943	1.18	1.18	(23)	2.37	41
R4	10.46	0.28	0.22	0.50	(0.25)	(0.02)	(0.03)	(0.30)	10.66	4.85	15,348	0.86	0.86	(23)	2.69	41
R5	10.46	0.32	0.20	0.52	(0.28)	(0.02)	(0.03)	(0.33)	10.65	5.16	1,473	0.56	0.56	(23)	3.00	41
R6	10.45	0.32	0.21	0.53	(0.29)	(0.02)	(0.03)	(0.34)	10.64	5.15	11	0.45	0.45	(23)	3.07	41
Y	10.45	0.33	0.21	0.54	(0.29)	(0.02)	(0.03)	(0.34)	10.65	5.27	1,031,478	0.45	0.45	(23)	3.10	41

For the Year Ended October 31, 2015
A	$10.71	$0.23	$(0.21)	$0.02	$(0.22)	$(0.23)	$—	$(0.45)	$10.28	0.35%	$672,638	0.87%	0.87%		2.20%	57%
B	10.63	0.15	(0.20)	(0.05)	(0.15)	(0.23)	—	(0.38)	10.20	(0.50)	10,528	1.86	1.62		1.43	57
C	10.72	0.16	(0.20)	(0.04)	(0.15)	(0.23)	—	(0.38)	10.30	(0.38)	67,147	1.59	1.59		1.50	57
I	10.72	0.27	(0.20)	0.07	(0.26)	(0.23)	—	(0.49)	10.30	0.67	23,201	0.56	0.56		2.60	57
R3	10.90	0.21	(0.21)	—	(0.19)	(0.23)	—	(0.42)	10.48	0.07	6,198	1.16	1.16		1.93	57
R4	10.88	0.24	(0.20)	0.04	(0.23)	(0.23)	—	(0.46)	10.46	0.39	15,610	0.84	0.84		2.25	57
R5	10.88	0.27	(0.20)	0.07	(0.26)	(0.23)	—	(0.49)	10.46	0.68	1,423	0.55	0.55		2.57	57
R6(22)	10.87	0.27	(0.20)	0.07	(0.26)	(0.23)	—	(0.49)	10.45	0.65 (5)	10	0.50 (6)	0.50	(6)	2.61 (6)	57
Y	10.87	0.28	(0.20)	0.08	(0.27)	(0.23)	—	(0.50)	10.45	0.79	1,103,177	0.44	0.44		2.67	57

The accompanying notes are an integral part of these financial statements.

185

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford World Bond Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$10.75	$0.04	(29)	$(0.11	)(29)	$(0.07)	$(0.18)	$(0.05)	$—	$(0.23)	$10.45	(0.62	)%(5)	$412,953	1.01	%(6)	1.01	%(6)	0.71	%(6)(29)	80%
C	10.54	—	(29)	(0.11	)(29)	(0.11)	(0.15)	(0.05)	—	(0.20)	10.23	(1.07	)(5)	76,862	1.74	(6)	1.74	(6)	(0.02	)(6)(29)	80
I	10.83	0.05	(29)	(0.10	)(29)	(0.05)	(0.20)	(0.05)	—	(0.25)	10.53	(0.57	)(5)	2,005,394	0.72	(6)	0.72	(6)	0.99	(6)(29)	80
R3	10.68	0.02	(29)	(0.10	)(29)	(0.08)	(0.17)	(0.05)	—	(0.22)	10.38	(0.81	)(5)	1,825	1.35	(6)	1.35	(6)	0.37	(6)(29)	80
R4	10.76	0.04	(29)	(0.11	)(29)	(0.07)	(0.19)	(0.05)	—	(0.24)	10.45	(0.66	)(5)	14,556	0.98	(6)	0.98	(6)	0.75	(6)(29)	80
R5	10.84	0.05	(29)	(0.11	)(29)	(0.06)	(0.20)	(0.05)	—	(0.25)	10.53	(0.48	)(5)	7,115	0.75	(6)	0.75	(6)	0.98	(6)(29)	80
R6	10.88	0.06	(29)	(0.12	)(29)	(0.06)	(0.20)	(0.05)	—	(0.25)	10.57	(0.51	)(5)	68,052	0.63	(6)	0.63	(6)	1.10	(6)(29)	80
Y	10.87	0.05	(29)	(0.11	)(29)	(0.06)	(0.20)	(0.05)	—	(0.25)	10.56	(0.46	)(5)	377,703	0.73	(6)	0.70	(6)	1.01	(6)(29)	80
F	10.85	0.06	(29)	(0.11	)(29)	(0.05)	(0.21)	(0.05)	—	(0.26)	10.54	(0.51	)(5)	1,974,776	0.63	(6)	0.63	(6)	1.09	(6)(29)	80

For the Year Ended October 31, 2019
A	$10.65	$0.10		$0.49		$0.59	$(0.48)	$(0.01)	$—	$(0.49)	$10.75	5.68%		$419,891	1.02%		1.02%		0.98%		93%
C	10.45	0.03		0.47		0.50	(0.40)	(0.01)	—	(0.41)	10.54	4.92		81,694	1.75		1.75		0.26		93
I	10.72	0.14		0.48		0.62	(0.50)	(0.01)	—	(0.51)	10.83	6.02		2,223,706	0.74		0.74		1.26		93
R3	10.58	0.07		0.48		0.55	(0.44)	(0.01)	—	(0.45)	10.68	5.39		1,946	1.36		1.35		0.63		93
R4	10.65	0.09		0.51		0.60	(0.48)	(0.01)	—	(0.49)	10.76	5.71		10,651	0.96		0.96		0.84		93
R5	10.72	0.13		0.50		0.63	(0.50)	(0.01)	—	(0.51)	10.84	6.00		6,404	0.76		0.76		1.23		93
R6	10.76	0.14		0.50		0.64	(0.51)	(0.01)	—	(0.52)	10.88	6.09		17,230	0.64		0.64		1.34		93
Y	10.75	0.14		0.50		0.64	(0.51)	(0.01)	—	(0.52)	10.87	6.04		522,050	0.73		0.70		1.31		93
F	10.74	0.15		0.48		0.63	(0.51)	(0.01)	—	(0.52)	10.85	6.11		2,027,555	0.64		0.64		1.35		93

For the Year Ended October 31, 2018
A	$10.45	$0.11		$0.12		$0.23	$(0.03)	$—	$—	$(0.03)	$10.65	2.18%		$339,123	1.04%		1.04%		1.04%		115%
C	10.31	0.03		0.12		0.15	(0.01)	—	—	(0.01)	10.45	1.44		78,993	1.77		1.77		0.30		115
I	10.50	0.14		0.12		0.26	(0.04)	—	—	(0.04)	10.72	2.45		1,943,254	0.76		0.76		1.32		115
R3	10.41	0.07		0.12		0.19	(0.02)	—	—	(0.02)	10.58	1.82		1,161	1.38		1.36		0.67		115
R4	10.46	0.11		0.11		0.22	(0.03)	—	—	(0.03)	10.65	2.09		847	1.08		1.07		1.02		115
R5	10.51	0.14		0.11		0.25	(0.04)	—	—	(0.04)	10.72	2.35		3,840	0.78		0.77		1.34		115
R6	10.53	0.16		0.11		0.27	(0.04)	—	—	(0.04)	10.76	2.58		10,009	0.67		0.67		1.50		115
Y	10.53	0.15		0.11		0.26	(0.04)	—	—	(0.04)	10.75	2.44		670,390	0.71		0.71		1.40		115
F	10.51	0.15		0.12		0.27	(0.04)	—	—	(0.04)	10.74	2.58		1,571,981	0.66		0.66		1.43		115

For the Year Ended October 31, 2017
A	$10.36	$0.11		$(0.02	)(24)	$0.09	$—	$—	$—	$—	$10.45	0.87%		$331,084	1.08%		1.05%		1.02%		100%
C	10.29	0.03		(0.01	)(24)	0.02	—	—	—	—	10.31	0.19		101,882	1.78		1.78		0.30		100
I	10.39	0.13		(0.02	)(24)	0.11	—	—	—	—	10.50	1.16		1,880,345	0.85		0.80		1.26		100
R3	10.35	0.07		(0.01	)(24)	0.06	—	—	—	—	10.41	0.58		2,139	1.40		1.35		0.70		100
R4	10.37	0.11		(0.02	)(24)	0.09	—	—	—	—	10.46	0.87		664	1.10		1.05		1.03		100
R5	10.38	0.13		—		0.13	—	—	—	—	10.51	1.25		2,087	0.79		0.75		1.27		100
R6	10.40	0.14		(0.01	)(24)	0.13	—	—	—	—	10.53	1.25		1,176	0.71		0.69		1.36		100
Y	10.40	0.14		(0.01	)(24)	0.13	—	—	—	—	10.53	1.25		490,321	0.70		0.70		1.37		100
F(7)	10.32	0.08		0.11	(24)	0.19	—	—	—	—	10.51	1.84	(5)	1,235,664	0.68	(6)	0.68	(6)	1.14	(6)	100

For the Year Ended October 31, 2016
A	$10.47	$0.11		$0.07		$0.18	$—	$(0.26)	$(0.03)	$(0.29)	$10.36	1.78%		$481,126	1.13%		1.07	%(25)	1.12%		122%
C	10.46	0.04		0.06		0.10	—	(0.26)	(0.01)	(0.27)	10.29	0.95		155,828	1.79		1.79	(25)	0.40		122
I	10.49	0.14		0.06		0.20	—	(0.26)	(0.04)	(0.30)	10.39	1.91		2,407,302	0.81		0.81	(25)	1.39		122
R3	10.48	0.09		0.06		0.15	—	(0.26)	(0.02)	(0.28)	10.35	1.48		1,882	1.41		1.37	(25)	0.85		122
R4	10.48	0.11		0.07		0.18	—	(0.26)	(0.03)	(0.29)	10.37	1.79		1,228	1.10		1.07	(25)	1.11		122
R5	10.48	0.15		0.06		0.21	—	(0.26)	(0.05)	(0.31)	10.38	2.02		1,137	0.83		0.77	(25)	1.46		122
R6	10.49	0.16		0.06		0.22	—	(0.26)	(0.05)	(0.31)	10.40	2.14		790	0.74		0.72	(25)	1.52		122
Y	10.49	0.15		0.07		0.22	—	(0.26)	(0.05)	(0.31)	10.40	2.15		568,934	0.69		0.69	(25)	1.50		122

The accompanying notes are an integral part of these financial statements.

186

Hartford Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford World Bond Fund – (continued)

For the Year Ended October 31, 2015
A	$10.76	$0.09	$—		$0.09	$(0.38)	$—	$—	$(0.38)	$10.47	0.82%		$624,111	1.08%		1.05%		0.84%		99%
C	10.74	0.01	0.01	(24)	0.02	(0.30)	—	—	(0.30)	10.46	0.17		175,560	1.77		1.77		0.13		99
I	10.77	0.12	—		0.12	(0.40)	—	—	(0.40)	10.49	1.16		2,283,590	0.77		0.77		1.13		99
R3	10.77	0.06	(0.01)		0.05	(0.34)	—	—	(0.34)	10.48	0.48		810	1.39		1.35		0.55		99
R4	10.78	0.10	(0.02)		0.08	(0.38)	—	—	(0.38)	10.48	0.71		4,850	1.08		1.05		0.98		99
R5	10.76	0.12	—		0.12	(0.40)	—	—	(0.40)	10.48	1.19		297	0.83		0.75		1.17		99
R6(22)	10.78	0.14	(0.02)		0.12	(0.41)	—	—	(0.41)	10.49	1.18	(5)	188	0.74	(6)	0.70	(6)	1.32	(6)	99
Y	10.77	0.13	—		0.13	(0.41)	—	—	(0.41)	10.49	1.27		634,789	0.67		0.67		1.24		99

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Underlying Funds and/or other investment companies, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on February 28, 2017.
(8)

Excluding the expenses not subject to cap, the ratios would have been 1.25%, 2.00%, 1.00%, 1.55%, 1.25%, 0.95% and 0.90% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(9)

Excluding the expenses not subject to cap, the ratios would have been 1.00%, 1.75%, 1.73%, 0.73%, 1.25%, 1.00%, 0.70% and 0.65% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(10)

Excluding the expenses not subject to cap, the ratios would have been 1.05%, 1.80%, 0.80%, 1.35%, 1.05%, 0.75% and 0.75% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(11)

Excluding the expenses not subject to cap, the ratios would have been 1.05%, 1.80%, 1.80%, 0.80%, 1.35%, 1.05%, 0.75% and 0.70% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(12)	Included in this amount are tax distributions from capital of less than ($0.01).
(13)

Excluding the expenses not subject to cap, the ratios would have been 0.85%, 1.60%, 1.60%, 0.60%, 1.20%, 0.90%, 0.60% and 0.55% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(14)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44% and 0.44% for Class A, Class C and Class I, respectively.
(15)	Commenced operations on May 29, 2015.
(16)	Commenced operations on May 31, 2018.
(17)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44%, 1.44% and 0.44% for Class A, Class B, Class C and Class I, respectively.
(18)

Excluding the expenses not subject to cap, the ratios would have been 0.95%, 1.70%, 0.70%, 1.25%, 0.95%, 0.65% and 0.60% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(19)	Commenced operations on February 28, 2019.
(20)

Excluding the expenses not subject to cap, the ratios would have been 0.85%, 0.85%, 1.60%, 0.56%, 1.15%, 0.85%, 0.55% and 0.50% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(21)

Excluding the expenses not subject to cap, the ratios would have been 0.95%, 1.10%, 1.70%, 0.70%, 1.25%, 0.95%, 0.65%, 0.60% and 0.60% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(22)	Commenced operations on November 7, 2014.
(23)

Excluding the expenses not subject to cap, the ratios would have been 0.86%, 1.62%, 1.59%, 0.60%, 1.17%, 0.85%, 0.55%, 0.44% and 0.44% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(24)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(25)

Excluding the expenses not subject to cap, the ratios would have been 1.05%, 1.77%, 0.79%, 1.35%, 1.05%, 0.75%, 0.70% and 0.67% for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(26)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective November 1, 2019, the Fund amended its amortization policy and the effect of this change for the six months ended April 30, 2020 was an increase to net investment income per share for less than $0.005, decrease to net realized and unrealized gain (loss) on investments for less than $(0.005) and an increase to ratio of net investment income to average net assets for less than 0.005% for each class of shares. Per share data and ratios for periods prior to April 30, 2020 have not been restated to reflect this change in presentation.

(27)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective November 1, 2019, the Fund amended its amortization policy and the effect of this change for the six months ended April 30, 2020 was an increase to net investment income per share for less than $0.005, decrease to net realized and unrealized gain (loss) on investments for less than $(0.005) and an increase to ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to April 30, 2020 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

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Hartford Fixed Income Funds

Financial Highlights – (continued)

(28)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective November 1, 2019, the Fund amended its amortization policy and the effect of this change for the six months ended April 30, 2020 was an increase to net investment income per share for less than $0.005, decrease to net realized and unrealized gain (loss) on investments for less than $(0.005) and an increase to ratio of net investment income to average net assets of 0.10%. Per share data and ratios for periods prior to April 30, 2020 have not been restated to reflect this change in presentation.

(29)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective November 1, 2019, the Fund amended its amortization policy and the effect of this change for the six months ended April 30, 2020 was a decrease to net investment income per share for less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $0.005 and a decrease to ratio of net investment income to average net assets of (0.01)%. Per share data and ratios for periods prior to April 30, 2020 have not been restated to reflect this change in presentation.

(30)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective November 1, 2019, the Fund amended its amortization policy and the effect of this change for the six months ended April 30, 2020 was a decrease to net investment income per share for less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $0.005 and a decrease to ratio of net investment income to average net assets of (0.03)%. Per share data and ratios for periods prior to April 30, 2020 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

188

Hartford Fixed Income Funds

Notes to Financial Statements

April 30, 2020 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty–seven series, as of April 30, 2020. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Emerging Markets Local Debt Fund (the “Emerging Markets Local Debt Fund”)

The Hartford Floating Rate Fund (the “Floating Rate Fund”)

The Hartford Floating Rate High Income Fund (the “Floating Rate High Income Fund”)

The Hartford High Yield Fund (the “High Yield Fund”)

The Hartford Inflation Plus Fund (the “Inflation Plus Fund”)

Hartford Municipal Income Fund (the “Municipal Income Fund”)

The Hartford Municipal Opportunities Fund (the “Municipal Opportunities Fund”)

Hartford Municipal Short Duration Fund (the “Municipal Short Duration Fund”)

The Hartford Quality Bond Fund (the “Quality Bond Fund”)

The Hartford Short Duration Fund (the “Short Duration Fund”)

The Hartford Strategic Income Fund (the “Strategic Income Fund”)

The Hartford Total Return Bond Fund (the “Total Return Bond Fund”)

The Hartford World Bond Fund (the “World Bond Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except Emerging Markets Local Debt Fund and World Bond Fund, is a diversified open-end management investment company. Emerging Markets Local Debt Fund and World Bond Fund are non-diversified open-end management investment companies. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Each Fund has registered for sale Class A, Class C, Class I and Class F shares. In addition, each Fund, except Municipal Income Fund, Municipal Opportunities Fund and Municipal Short Duration Fund, offers Class R3, Class R4 and Class R5 shares. Each Fund, except Municipal Income Fund and Municipal Short Duration Fund, has registered for sale Class Y shares. Strategic Income Fund, Short Duration Fund, Total Return Bond Fund and World Bond Fund have registered for sale Class R6 shares. Class A shares of each Fund, except Floating Rate Fund, Floating Rate High Income Fund and Short Duration Fund, are sold with a front-end sales charge of up to 4.50%. Class A shares of Floating Rate Fund and Floating Rate High Income Fund are sold with a front-end sales charge of up to 3.00%. Class A shares of Short Duration Fund are sold with a front-end sales charge of up to 2.00%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. Classes C and I of the Total Return Bond Fund are closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

189

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

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Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.

Please refer to Note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has

191

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. Normally, for each Fund, except Emerging Markets Local Debt Fund, Quality Bond Fund, Strategic Income Fund, and World Bond Fund, dividends from net investment income are declared daily and paid monthly. The policy of Emerging Markets Local Debt Fund, Quality Bond Fund (effective April 1, 2020) and Strategic Income Fund is to declare and pay dividends from net investment income, if any, monthly. The policy of World Bond Fund is to declare and pay dividends from net investment income, if any, quarterly. Dividends from realized gains, if any, are paid at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

3.	Securities and Other Investments:

a)

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

b)

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2020.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of April 30, 2020.

c)

Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2020.

192

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

d)

Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2020.

e)

Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2020.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Bond Forwards – A Fund may enter into bond forwards. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments used as collateral for the bond forward.

During the six-month period ended April 30, 2020, Inflation Plus Fund had used Bond Forwards.

b)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2020, each of Emerging Markets Local Debt Fund, Floating Rate Fund, Floating Rate High Income Fund, High Yield Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Foreign Currency Contracts.

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Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

c)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2020, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Quality Bond Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Futures Contracts.

d)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter (“OTC”) options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended April 30, 2020, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Options Contracts.

e)

Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

194

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended April 30, 2020, each of Emerging Markets Local Debt Fund, High Yield Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

195

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

During the six-month period ended April 30, 2020, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Quality Bond Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Interest Rate Swap Contracts.

Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund’s investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as the LIBOR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

During the six-month period ended April 30, 2020, each of Floating Rate Fund, Floating Rate High Income Fund and Strategic Income Fund had used Total Return Swap Contracts.

f)	Additional Derivative Instrument Information:

Emerging Markets Local Debt Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$165,899	$—	$—	$—	$—	$165,899
Unrealized appreciation on futures contracts(1)	233,074	—	—	—	—	—	233,074
Unrealized appreciation on foreign currency contracts	—	4,690,044	—	—	—	—	4,690,044
Unrealized appreciation on swap contracts(2)	999,744	—	66,258	—	—	—	1,066,002

Total	$1,232,818	$4,855,943	$66,258	$—	$—	$—	$6,155,019

Liabilities:
Unrealized depreciation on futures contracts(1)	$182,056	$—	$—	$—	$—	$—	$182,056
Unrealized depreciation on foreign currency contracts	—	6,342,593	—	—	—	—	6,342,593
Written options, market value	—	267,685	—	—	—	—	267,685
Unrealized depreciation on swap contracts(2)	1,192,655	—	—	—	—	—	1,192,655

Total	$1,374,711	$6,610,278	$—	$—	$—	$—	$7,984,989

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

196

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Emerging Markets Local Debt Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$242,198	$—	$—	$—	$—	$242,198
Net realized gain (loss) on futures contracts	12,788	—	—	—	—	—	12,788
Net realized gain (loss) on written options contracts	—	200,848	—	—	—	—	200,848
Net realized gain (loss) on swap contracts	(16,962)	—	108,973	—	—	—	92,011
Net realized gain (loss) on foreign currency contracts	—	(1,475,298)	—	—	—	—	(1,475,298)

Total	$(4,174)	$(1,032,252)	$108,973	$—	$—	$—	$(927,453)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$121,831	$—	$—	$—	$—	$121,831
Net change in unrealized appreciation (depreciation) of futures contracts	10,481	—	—	—	—	—	10,481
Net change in unrealized appreciation (depreciation) of written options contracts	—	(223,665)	—	—	—	—	(223,665)
Net change in unrealized appreciation (depreciation) of swap contracts	(276,194)	—	49,900	—	—	—	(226,294)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(3,116,572)	—	—	—	—	(3,116,572)

Total	$(265,713)	$(3,218,406)	$49,900	$—	$—	$—	$(3,434,219)

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	41,116,333
Futures Contracts Long at Number of Contracts	85
Futures Contracts Short at Number of Contracts	(61)
Written Options Contracts at Number of Contracts	(14,793,167)
Swap Contracts at Notional Amount	$29,063,148,463
Foreign Currency Contracts Purchased at Contract Amount	$133,917,084
Foreign Currency Contracts Sold at Contract Amount	$97,500,391

Floating Rate Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$40,146	$—	$—	$—	$—	$40,146
Unrealized appreciation on swap contracts(1)	1,937,096	—	—	—	—	—	1,937,096

Total	$1,937,096	$40,146	$—	$—	$—	$—	$1,977,242

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$2,221,767	$—	$—	$—	$—	$2,221,767
Unrealized depreciation on swap contracts(1)	7,373,463	—	—	—	—	—	7,373,463

Total	$7,373,463	$2,221,767	$—	$—	$—	$—	$9,595,230

(1)

Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

197

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Floating Rate Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$(4,064,943)	$—	$—	$—	$—	$—	$(4,064,943)
Net realized gain (loss) on foreign currency contracts	—	7,576,086	—	—	—	—	7,576,086

Total	$(4,064,943)	$7,576,086	$—	$—	$—	$—	$3,511,143

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$(5,448,646)	$—	$—	$—	$—	$—	$(5,448,646)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(970,073)	—	—	—	—	(970,073)

Total	$(5,448,646)	$(970,073)	$—	$—	$—	$—	$(6,418,719)

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts at Notional Amount	$103,503,333
Foreign Currency Contracts Purchased at Contract Amount	$4,833,355
Foreign Currency Contracts Sold at Contract Amount	$226,527,488

Floating Rate High Income Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$5,787	$—	$—	$—	$—	$5,787
Unrealized appreciation on swap contracts(1)	722,493	—	—	—	—	—	722,493

Total	$722,493	$5,787	$—	$—	$—	$—	$728,280

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$432,370	$—	$—	$—	$—	$432,370
Unrealized depreciation on swap contracts(1)	594,552	—	—	—	—	—	594,552

Total	$594,552	$432,370	$—	$—	$—	$—	$1,026,922

(1)

Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$(1,959,346)	$—	$—	$—	$—	$—	$(1,959,346)
Net realized gain (loss) on foreign currency contracts	—	1,495,282	—	—	—	—	1,495,282

Total	$(1,959,346)	$1,495,282	$—	$—	$—	$—	$(464,064)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$117,886	$—	$—	$—	$—	$—	$117,886
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(156,959)	—	—	—	—	(156,959)

Total	$117,886	$(156,959)	$—	$—	$—	$—	$(39,073)

198

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Floating Rate High Income Fund – (continued)

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts at Notional Amount	$17,644,167
Foreign Currency Contracts Purchased at Contract Amount	$912,497
Foreign Currency Contracts Sold at Contract Amount	$48,822,702

High Yield Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$468	$—	$—	$—	$—	$468
Unrealized appreciation on swap contracts(1)	—	—	18,693	—	—	—	18,693

Total	$—	$468	$18,693	$—	$—	$—	$19,161

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$100,293	$—	$—	$—	$—	$100,293

Total	$—	$100,293	$—	$—	$—	$—	$100,293

(1)

Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$—	$—	$(393,984)	$—	$—	$—	$(393,984)
Net realized gain (loss) on foreign currency contracts	—	287,430	—	—	—	—	287,430

Total	$—	$287,430	$(393,984)	$—	$—	$—	$(106,554)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$—	$—	$5,062	$—	$—	$—	$5,062
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(63,433)	—	—	—	—	(63,433)

Total	$—	$(63,433)	$5,062	$—	$—	$—	$(58,371)

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts at Notional Amount	$5,527,917
Foreign Currency Contracts Purchased at Contract Amount	$1,017,569
Foreign Currency Contracts Sold at Contract Amount	$9,843,894

199

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Inflation Plus Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$3,765	$—	$—	$—	$—	$—	$3,765
Unrealized appreciation on futures contracts(1)	837,287	—	—	—	—	—	837,287
Unrealized appreciation on foreign currency contracts	—	565,859	—	—	—	—	565,859

Total	$841,052	$565,859	$—	$—	$—	$—	$1,406,911

Liabilities:
Unrealized depreciation on futures contracts(1)	$1,366,607	$—	$—	$—	$—	$—	$1,366,607
Unrealized depreciation on bond forward contracts	15,270	—	—	—	—	—	15,270
Unrealized depreciation on foreign currency contracts	—	724,176	—	—	—	—	724,176
Unrealized depreciation on swap contracts(2)	4,984,184	—	336,955	—	—	—	5,321,139

Total	$6,366,061	$724,176	$336,955	$—	$—	$—	$7,427,192

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$348,818	$—	$—	$—	$—	$—	$348,818
Net realized gain (loss) on swap contracts	(1,618,779)	—	216,000	—	—	—	(1,402,779)
Net realized gain (loss) on bond forward contracts	1,874,940	—	—	—	—	—	1,874,940
Net realized gain (loss) on foreign currency contracts	—	1,205,822	—	—	—	—	1,205,822

Total	$604,979	$1,205,822	$216,000	$—	$—	$—	$2,026,801

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(69,005)	$—	$—	$—	$—	$—	$(69,005)
Net change in unrealized appreciation (depreciation) of futures contracts	(492,766)	—	—	—	—	—	(492,766)
Net change in unrealized appreciation (depreciation) of swap contracts	(3,028,054)	—	(506,156)	—	—	—	(3,534,210)
Net change in unrealized appreciation (depreciation) of bond forward contracts	(252,936)	—	—	—	—	—	(252,936)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(35,906)	—	—	—	—	(35,906)

Total	$(3,842,761)	$(35,906)	$(506,156)	$—	$—	$—	$(4,384,823)

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	2,905,000
Futures Contracts Long at Number of Contracts	386
Futures Contracts Short at Number of Contracts	(284)
Swap Contracts at Notional Amount	$120,190,833
Foreign Currency Contracts Purchased at Contract Amount	$7,004,154
Foreign Currency Contracts Sold at Contract Amount	$13,354,273
Bond Forward Contracts at Contract Amount	$56,589,655

200

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Quality Bond Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Assets:
Unrealized appreciation on futures contracts(1)	$1,817,249	$—	$—	$—	$—	$—	$1,817,249

Total	$1,817,249	$—	$—	$—	$—	$—	$1,817,249

Liabilities:
Unrealized depreciation on futures contracts(1)	$607,868	$—	$—	$—	$—	$—	$607,868
Unrealized depreciation on swap contracts(2)	2,805,246	—	—	—	—	—	2,805,246

Total	$3,413,114	$—	$—	$—	$—	$—	$3,413,114

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$636,872	$—	$—	$—	$—	$—	$636,872
Net realized gain (loss) on futures contracts	2,226,357	—	—	—	—	—	2,226,357
Net realized gain (loss) on swap contracts	(858,331)	—	—	—	—	—	(858,331)
Net realized gain (loss) on foreign currency contracts	—	184,655	—	—	—	—	184,655

Total	$2,004,898	$184,655	$—	$—	$—	$—	$2,189,553

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$32,696	$—	$—	$—	$—	$—	$32,696
Net change in unrealized appreciation (depreciation) of futures contracts	1,750,318	—	—	—	—	—	1,750,318
Net change in unrealized appreciation (depreciation) of swap contracts	(831,833)	—	—	—	—	—	(831,833)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(72,599)	—	—	—	—	(72,599)

Total	$951,181	$(72,599)	$—	$—	$—	$—	$878,582

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	5,425,000
Futures Contracts Long at Number of Contracts	427
Futures Contracts Short at Number of Contracts	(114)
Swap Contracts at Notional Amount	$20,937,000
Foreign Currency Contracts Sold at Contract Amount	$5,935,926

201

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Short Duration Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$4,863,536	$—	$—	$—	$—	$—	$4,863,536

Total	$4,863,536	$—	$—	$—	$—	$—	$4,863,536

Liabilities:
Unrealized depreciation on futures contracts(1)	$6,698,125	$—	$—	$—	$—	$—	$6,698,125
Unrealized depreciation on foreign currency contracts	—	210,290	—	—	—	—	210,290

Total	$6,698,125	$210,290	$—	$—	$—	$—	$6,908,415

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(2,408,751)	$—	$—	$—	$—	$—	$(2,408,751)
Net realized gain (loss) on foreign currency contracts	—	654,870	—	—	—	—	654,870

Total	$(2,408,751)	$654,870	$—	$—	$—	$—	$(1,753,881)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(2,092,576)	$—	$—	$—	$—	$—	$(2,092,576)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(78,777)	—	—	—	—	(78,777)

Total	$(2,092,576)	$(78,777)	$—	$—	$—	$—	$(2,171,353)

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	1,279
Futures Contracts Short at Number of Contracts	(1,596)
Foreign Currency Contracts Purchased at Contract Amount	$2,813,660
Foreign Currency Contracts Sold at Contract Amount	$21,332,800

202

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Strategic Income Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$7,886	$—	$—	$—	$—	$—	$7,886
Unrealized appreciation on futures contracts(1)	6,878,114	—	—	—	—	—	6,878,114
Unrealized appreciation on foreign currency contracts	—	2,071,218	—	—	—	—	2,071,218
Unrealized appreciation on swap contracts(2)	1,646,475	—	2,868,920	—	—	—	4,515,395

Total	$8,532,475	$2,071,218	$2,868,920	$—	$—	$—	$13,472,613

Liabilities:
Unrealized depreciation on futures contracts(1)	$10,897	$—	$—	$—	$—	$—	$10,897
Unrealized depreciation on foreign currency contracts	—	1,373,517	—	—	—	—	1,373,517
Written options, market value	5,877,302	—	—	—	—	—	5,877,302
Unrealized depreciation on swap contracts(2)	4,103,177	—	7,820,014	—	—	—	11,923,191

Total	$9,991,376	$1,373,517	$7,820,014	$—	$—	$—	$19,184,907

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$7,776,066	$—	$—	$—	$—	$—	$7,776,066
Net realized gain (loss) on written options contracts	7,004,807	—	—	—	—	—	7,004,807
Net realized gain (loss) on swap contracts	(2,019,558)	—	(5,392,398)	—	—	—	(7,411,956)
Net realized gain (loss) on foreign currency contracts	—	3,743,090	—	—	—	—	3,743,090

Total	$12,761,315	$3,743,090	$(5,392,398)	$—	$—	$—	$11,112,007

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(144,543)	$—	$—	$—	$—	$—	$(144,543)
Net change in unrealized appreciation (depreciation) of futures contracts	6,886,168	—	—	—	—	—	6,886,168
Net change in unrealized appreciation (depreciation) of written options contracts	919,184	—	—	—	—	—	919,184
Net change in unrealized appreciation (depreciation) of swap contracts	(332,401)	—	(6,187,273)	—	—	—	(6,519,674)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	884,688	—	—	—	—	884,688

Total	$7,328,408	$884,688	$(6,187,273)	$—	$—	$—	$2,025,823

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	6,085,000
Futures Contracts Long at Number of Contracts	2,401
Futures Contracts Short at Number of Contracts	(112)
Written Options Contracts at Number of Contracts	(185,716,667)
Swap Contracts at Notional Amount	$147,762,033
Foreign Currency Contracts Purchased at Contract Amount	$14,321,543
Foreign Currency Contracts Sold at Contract Amount	$162,883,814

203

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Total Return Bond Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$1,353,493	$—	$—	$—	$—	$—	$1,353,493
Unrealized appreciation on futures contracts(1)	822,061	—	—	—	—	—	822,061
Unrealized appreciation on foreign currency contracts	—	2,740,814	—	—	—	—	2,740,814
Unrealized appreciation on swap contracts(2)	7,771	—	448,484	—	—	—	456,255

Total	$2,183,325	$2,740,814	$448,484	$—	$—	$—	$5,372,623

Liabilities:
Unrealized depreciation on futures contracts(1)	$5,780,457	$—	$—	$—	$—	$—	$5,780,457
Unrealized depreciation on foreign currency contracts	—	499,011	—	—	—	—	499,011
Written options, market value	3,351,550	—	—	—	—	—	3,351,550
Unrealized depreciation on swap contracts(2)	18,078,975	—	11,003,936	—	—	—	29,082,911

Total	$27,210,982	$499,011	$11,003,936	$—	$—	$—	$38,713,929

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$1,986,979	$—	$—	$—	$—	$—	$1,986,979
Net realized gain (loss) on futures contracts	2,297,833	—	—	—	—	—	2,297,833
Net realized gain (loss) on written options contracts	2,340,759	—	—	—	—	—	2,340,759
Net realized gain (loss) on swap contracts	(6,395,421)	—	(7,369,942)	—	—	—	(13,765,363)
Net realized gain (loss) on foreign currency contracts	—	2,476,782	—	—	—	—	2,476,782

Total	$230,150	$2,476,782	$(7,369,942)	$—	$—	$—	$(4,663,010)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(30,076)	$—	$—	$—	$—	$—	$(30,076)
Net change in unrealized appreciation (depreciation) of futures contracts	(6,934,847)	—	—	—	—	—	(6,934,847)
Net change in unrealized appreciation (depreciation) of written options contracts	30,024	—	384,266	—	—	—	414,290
Net change in unrealized appreciation (depreciation) of swap contracts	(9,123,459)	—	(12,596,672)	—	—	—	(21,720,131)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	2,274,535	—	—	—	—	2,274,535

Total	$(16,058,358)	$2,274,535	$(12,212,406)	$—	$—	$—	$(25,996,229)

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	26,587,000
Futures Contracts Long at Number of Contracts	1,260
Futures Contracts Short at Number of Contracts	(795)
Written Options Contracts at Number of Contracts	(473,708,667)
Swap Contracts at Notional Amount	$323,259,835
Foreign Currency Contracts Purchased at Contract Amount	$11,544,565
Foreign Currency Contracts Sold at Contract Amount	$92,681,404

204

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

World Bond Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$709,750	$2,238,492	$—	$—	$—	$—	$2,948,242
Unrealized appreciation on futures contracts(1)	125,974	—	—	—	—	—	125,974
Unrealized appreciation on foreign currency contracts	—	6,913,627	—	—	—	—	6,913,627
Unrealized appreciation on swap contracts(2)	6,925,598	—	11,121,956	—	—	—	18,047,554

Total	$7,761,322	$9,152,119	$11,121,956	$—	$—	$—	$28,035,397

Liabilities:
Unrealized depreciation on futures contracts(1)	$6,968,558	$—	$—	$—	$—	$—	$6,968,558
Unrealized depreciation on foreign currency contracts	—	46,858,538	—	—	—	—	46,858,538
Written options, market value	266,250	528,931	—	—	—	—	795,181
Unrealized depreciation on swap contracts(2)	9,616,850	—	3,461,342	—	—	—	13,078,192

Total	$16,851,658	$47,387,469	$3,461,342	$—	$—	$—	$67,700,469

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$5,311,328	$(16,189)	$—	$—	$—	$—	$5,295,139
Net realized gain (loss) on futures contracts	(23,152,915)	—	—	—	—	—	(23,152,915)
Net realized gain (loss) on written options contracts	1,215,128	—	—	—	—	—	1,215,128
Net realized gain (loss) on swap contracts	(1,215,011)	—	(4,185,690)	—	—	—	(5,400,701)
Net realized gain (loss) on foreign currency contracts	—	107,254,560	—	—	—	—	107,254,560

Total	$(17,841,470)	$107,238,371	$(4,185,690)	$—	$—	$—	$85,211,211

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(1,703,929)	$(1,860,664)	$—	$—	$—	$—	$(3,564,593)
Net change in unrealized appreciation (depreciation) of futures contracts	(4,028,319)	—	—	—	—	—	(4,028,319)
Net change in unrealized appreciation (depreciation) of written options contracts	67,442	213,579	—	—	—	—	281,021
Net change in unrealized appreciation (depreciation) of swap contracts	(1,659,682)	—	9,280,716	—	—	—	7,621,034
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(3,142,346)	—	—	—	—	(3,142,346)

Total	$(7,324,488)	$(4,789,431)	$9,280,716	$—	$—	$—	$(2,833,203)

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	270,674,175
Futures Contracts Long at Number of Contracts	7,368
Futures Contracts Short at Number of Contracts	(5,693)
Written Options Contracts at Number of Contracts	(329,513,763)
Swap Contracts at Notional Amount	$45,341,997,880
Foreign Currency Contracts Purchased at Contract Amount	$7,851,048,968
Foreign Currency Contracts Sold at Contract Amount	$9,724,522,441

205

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

g)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of April 30, 2020:

Emerging Markets Local Debt Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$4,690,044	$(6,342,593)
Futures contracts	233,074	(182,056)
Purchased options	165,899	—
Swap contracts	1,066,002	(1,192,655)
Written options	—	(267,685)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,155,019	(7,984,989)

Derivatives not subject to a MNA	(700,179)	814,596

Total gross amount of assets and liabilities subject to MNA or similar agreements	$5,454,840	$(7,170,393)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$152,644	$(127,219)	$—	$—	$25,425
Bank of Montreal	7,017	(6,746)	—	—	271
Barclays	136,761	(41,670)	—	—	95,091
BNP Paribas Securities Services	1,044,286	(615,422)	—	—	428,864
Citibank NA	389,962	(389,962)	—	—	—
Credit Agricle	2,058	—	—	—	2,058
Deutsche Bank Securities, Inc.	651,235	(651,235)	—	—	—
Goldman Sachs & Co.	917,144	(917,144)	—	—	—
HSBC Bank USA	316,215	(83,890)	—	—	232,325
JP Morgan Chase & Co.	332,936	(264,866)	—	—	68,070
Morgan Stanley	1,384,868	(1,384,868)	—	—	—
RBS Greenwich Capital	16,553	(14,858)	—	—	1,695
Societe Generale Group	19,914	(17,181)	—	—	2,733
Standard Chartered Bank	32,417	(2,682)	—	—	29,735
State Street Global Markets LLC	1,509	(1,509)	—	—	—
UBS AG	49,321	(6,783)	—	—	42,538

Total	$5,454,840	$(4,526,035)	$—	$—	$928,805

206

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Emerging Markets Local Debt Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(127,219)	$127,219	$—	$—	$—
Bank of Montreal	(6,746)	6,746	—	—	—
Barclays	(41,670)	41,670	—	—	—
BNP Paribas Securities Services	(615,422)	615,422	—	—	—
Citibank NA	(425,208)	389,962	—	—	(35,246)
Credit Suisse First Boston Corp.	(11,180)	—	—	—	(11,180)
Deutsche Bank Securities, Inc.	(2,281,030)	651,235	—	1,460,000	(169,795)
Goldman Sachs & Co.	(1,546,305)	917,144	—	—	(629,161)
HSBC Bank USA	(83,890)	83,890	—	—	—
JP Morgan Chase & Co.	(264,866)	264,866	—	—	—
Morgan Stanley	(1,689,629)	1,384,868	—	304,761	—
National Australia Bank Limited	(1,474)	—	—	—	(1,474)
RBS Greenwich Capital	(14,858)	14,858	—	—	—
Societe Generale Group	(17,181)	17,181	—	—	—
Standard Chartered Bank	(2,682)	2,682	—	—	—
State Street Global Markets LLC	(34,250)	1,509	—	—	(32,741)
UBS AG	(6,783)	6,783	—	—	—

Total	$(7,170,393)	$4,526,035	$—	$1,764,761	$(879,597)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Floating Rate Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$40,146	$(2,221,767)
Swap contracts	1,937,096	(7,373,463)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,977,242	(9,595,230)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,977,242	$(9,595,230)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$1,331,740	$(141,534)	$—	$(1,190,206)	$—
Morgan Stanley	605,356	(605,356)	—	—	—
State Street Global Markets LLC	40,146	—	—	—	40,146

Total	$1,977,242	$(746,890)	$—	$(1,190,206)	$40,146

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(141,534)	$141,534	$—	$—	$—
Goldman Sachs & Co.	(5,318,841)	—	—	5,318,841	—
HSBC Bank USA	(21,264)	—	—	—	(21,264)
Morgan Stanley	(4,113,591)	605,356	—	2,250,000	(1,258,235)

Total	$(9,595,230)	$746,890	$—	$7,568,841	$(1,279,499)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

207

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Floating Rate High Income Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$5,787	$(432,370)
Swap contracts	722,493	(594,552)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	728,280	(1,026,922)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$728,280	$(1,026,922)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$393,685	$—	$—	$(270,000)	$123,685
Goldman Sachs & Co.	147,642	(147,642)	—	—	—
JP Morgan Chase & Co.	53,645	—	—	—	53,645
Morgan Stanley	127,521	(127,521)	—	—	—
State Street Global Markets LLC	5,787	—	—	—	5,787

Total	$728,280	$(275,163)	$—	$(270,000)	$183,117

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Goldman Sachs & Co.	$(262,632)	$147,642	$—	$114,990	$—
HSBC Bank USA	(5,899)	—	—	—	(5,899)
Morgan Stanley	(758,391)	127,521	—	340,000	(290,870)

Total	$(1,026,922)	$275,163	$—	$454,990	$(296,769)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

High Yield Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$468	$(100,293)
Swap contracts	18,693	—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	19,161	(100,293)

Derivatives not subject to a MNA	(18,693)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$468	$(100,293)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$468	$—	$—	$—	$468

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Morgan Stanley	$(100,293)	$—	$—	$—	$(100,293)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

208

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Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Inflation Plus Fund

Derivative Financial Instruments:	Assets	Liabilities
Bond forward contracts	$9,980	$(25,250)
Foreign currency contracts	565,859	(724,176)
Futures contracts	837,287	(1,366,607)
Purchased options	3,765	—
Swap contracts	—	(5,321,139)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,416,891	(7,437,172)

Derivatives not subject to a MNA	(837,287)	4,090,413

Total gross amount of assets and liabilities subject to MNA or similar agreements	$579,604	$(3,346,759)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$10,963	$(10,963)	$—	$—	$—
BNP Paribas Securities Services	115,635	—	—	—	115,635
Citibank NA	73,754	(61,095)	—	—	12,659
Goldman Sachs & Co.	9,980	(9,980)	—	—	—
JP Morgan Chase & Co.	87,032	(33,967)	—	—	53,065
Morgan Stanley	282,240	(282,240)	—	—	—

Total	$579,604	$(398,245)	$—	$—	$181,359

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(585,524)	$10,963	$—	$—	$(574,561)
Barclays	(1,634,979)	—	—	—	(1,634,979)
Citibank NA	(61,095)	61,095	—	—	—
Goldman Sachs & Co.	(335,707)	9,980	—	—	(325,727)
JP Morgan Chase & Co.	(33,967)	33,967	—	—	—
Morgan Stanley	(679,075)	282,240	—	—	(396,835)
State Street Global Markets LLC	(16,412)	—	—	—	(16,412)

Total	$(3,346,759)	$398,245	$—	$—	$(2,948,514)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Quality Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$1,817,249	$(607,868)
Swap contracts	—	(2,805,246)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,817,249	(3,413,114)

Derivatives not subject to a MNA	(1,817,249)	3,413,114

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Short Duration Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$—	$(210,290)
Futures contracts	4,863,536	(6,698,125)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,863,536	(6,908,415)

Derivatives not subject to a MNA	(4,863,536)	6,698,125

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$(210,290)

209

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Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Short Duration Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(29,262)	$—	$—	$—	$(29,262)
Morgan Stanley	(181,028)	—	—	—	(181,028)

Total	$(210,290)	$—	$—	$—	$(210,290)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Strategic Income Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$2,071,218	$(1,373,517)
Futures contracts	6,878,114	(10,897)
Purchased options	7,886	—
Swap contracts	4,515,395	(11,923,191)
Written options	—	(5,877,302)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	13,472,613	(19,184,907)

Derivatives not subject to a MNA	(9,746,913)	4,185,963

Total gross amount of assets and liabilities subject to MNA or similar agreements	$3,725,700	$(14,998,944)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$20,826	$(20,826)	$—	$—	$—
Bank of Montreal	37,129	(35,978)	—	—	1,151
Barclays	11,867	(11,867)	—	—	—
BNP Paribas Securities Services	351,754	(13,573)	—	—	338,181
Canadian Imperial Bank of Commerce	159,503	—	—	—	159,503
Citibank NA	20,016	(3,308)	—	—	16,708
Deutsche Bank Securities, Inc.	558,161	(558,161)	—	—	—
Goldman Sachs & Co.	80,438	(80,438)	—	—	—
HSBC Bank USA	149,819	(46,202)	—	—	103,617
JP Morgan Chase & Co.	1,857,720	(342,087)	—	(1,515,633)	—
Morgan Stanley	329,832	(329,832)	—	—	—
National Australia Bank Limited	34,157	—	—	—	34,157
Societe Generale Group	70,458	(9,613)	—	—	60,845
Standard Chartered Bank	24,911	—	—	—	24,911
State Street Global Markets LLC	2,402	(2,402)	—	—	—
UBS AG	16,707	—	—	—	16,707

Total	$3,725,700	$(1,454,287)	$—	$(1,515,633)	$755,780

210

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Strategic Income Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(3,000,907)	$20,826	$2,980,081	$—	$—
Bank of Montreal	(35,978)	35,978	—	—	—
Barclays	(157,615)	11,867	38,855	—	(106,893)
BNP Paribas Securities Services	(13,573)	13,573	—	—	—
Citibank NA	(3,308)	3,308	—	—	—
Credit Suisse International	(3,526,706)	—	—	—	(3,526,706)
Deutsche Bank Securities, Inc.	(1,475,470)	558,161	917,309	—	—
Goldman Sachs & Co.	(4,041,396)	80,438	3,412,356	—	(548,602)
HSBC Bank USA	(46,202)	46,202	—	—	—
JP Morgan Chase & Co.	(342,087)	342,087	—	—	—
Morgan Stanley	(2,339,252)	329,832	2,009,420	—	—
RBC Dominion Securities, Inc.	(1,354)	—	—	—	(1,354)
RBS Greenwich Capital	(388)	—	—	—	(388)
Societe Generale Group	(9,613)	9,613	—	—	—
State Street Global Markets LLC	(5,095)	2,402	—	—	(2,693)

Total	$(14,998,944)	$1,454,287	$9,358,021	$—	$(4,186,636)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$2,740,814	$(499,011)
Futures contracts	822,061	(5,780,457)
Purchased options	1,353,493	—
Swap contracts	456,255	(29,082,911)
Written options	—	(3,351,550)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	5,372,623	(38,713,929)

Derivatives not subject to a MNA	(1,278,167)	24,260,736

Total gross amount of assets and liabilities subject to MNA or similar agreements	$4,094,456	$(14,453,193)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$16,524	$(16,524)	$—	$—	$—
Bank of Montreal	23,117	(9,489)	—	—	13,628
BNP Paribas Securities Services	99,919	—	—	—	99,919
Citibank NA	34,131	(27,992)	—	—	6,139
Credit Suisse International	11	(11)	—	—	—
Deutsche Bank Securities, Inc.	1,324,220	(231,000)	—	—	1,093,220
Goldman Sachs & Co.	657,245	(657,245)	—	—	—
HSBC Bank USA	785,741	—	—	—	785,741
JP Morgan Chase & Co.	896,846	(143,654)	—	(260,000)	493,192
Morgan Stanley	40,974	(40,974)	—	—	—
National Australia Bank Limited	14,175	—	—	—	14,175
RBS Greenwich Capital	194,208	(4,078)	—	—	190,130
Standard Chartered Bank	7,345	—	—	—	7,345

Total	$4,094,456	$(1,130,967)	$—	$(260,000)	$2,703,489

211

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Total Return Bond Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(144,568)	$16,524	$128,044	$—	$—
Bank of Montreal	(9,489)	9,489	—	—	—
Barclays	(86,903)	—	—	—	(86,903)
Citibank NA	(27,992)	27,992	—	—	—
Credit Suisse International	(4,003,097)	11	—	—	(4,003,086)
Deutsche Bank Securities, Inc.	(231,000)	231,000	—	—	—
Goldman Sachs & Co.	(3,785,135)	657,245	—	—	(3,127,890)
JP Morgan Chase & Co.	(143,654)	143,654	—	—	—
Morgan Stanley	(6,017,277)	40,974	5,976,303	—	—
RBS Greenwich Capital	(4,078)	4,078	—	—	—

Total	$(14,453,193)	$1,130,967	$6,104,347	$—	$(7,217,879)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

World Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$6,913,627	$(46,858,538)
Futures contracts	125,974	(6,968,558)
Purchased options	2,948,242	—
Swap contracts	18,047,554	(13,078,192)
Written options	—	(795,181)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	28,035,397	(67,700,469)

Derivatives not subject to a MNA	(17,762,192)	20,298,886

Total gross amount of assets and liabilities subject to MNA or similar agreements	$10,273,205	$(47,401,583)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$1,071,100	$(1,071,100)	$—	$—	$—
Barclays	367,280	(367,280)	—	—	—
BNP Paribas Securities Services	13,352	(13,352)	—	—	—
Citibank NA	1,043,957	(707,376)	—	—	336,581
Deutsche Bank Securities, Inc.	449,883	(449,883)	—	—	—
Goldman Sachs & Co.	46,124	(46,124)	—	—	—
HSBC Bank USA	694,724	(50,954)	—	—	643,770
JP Morgan Chase & Co.	2,566,892	(2,096,984)	—	—	469,908
Morgan Stanley	3,930,084	(3,930,084)	—	—	—
Standard Chartered Bank	1,716	(1,716)	—	—	—
State Street Global Markets LLC	30,420	(30,420)	—	—	—
Toronto-Dominion Bank	57,673	—	—	—	57,673

Total	$10,273,205	$(8,765,273)	$—	$—	$1,507,932

212

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

World Bond Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(6,112,093)	$1,071,100	$—	$—	$(5,040,993)
Bank of Montreal	(234,838)	—	—	—	(234,838)
Barclays	(1,371,313)	367,280	—	—	(1,004,033)
BNP Paribas Securities Services	(170,146)	13,352	156,794	—	—
Canadian Imperial Bank of Commerce	(155,325)	—	—	—	(155,325)
Citibank NA	(707,376)	707,376	—	—	—
Commonwealth Bank of Australia	(1,087,382)	—	—	—	(1,087,382)
Deutsche Bank Securities, Inc.	(2,226,732)	449,883	455,345	—	(1,321,504)
Goldman Sachs & Co.	(168,874)	46,124	—	—	(122,750)
HSBC Bank USA	(50,954)	50,954	—	—	—
JP Morgan Chase & Co.	(2,096,984)	2,096,984	—	—	—
Morgan Stanley	(32,157,605)	3,930,084	1,349,232	—	(26,878,289)
Standard Chartered Bank	(351,639)	1,716	—	—	(349,923)
State Street Global Markets LLC	(31,857)	30,420	—	—	(1,437)
UBS AG	(429,255)	—	—	—	(429,255)
Westpac International	(49,210)	—	—	—	(49,210)

Total	$(47,401,583)	$8,765,273	$1,961,371	$—	$(36,674,939)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. A recent outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

213

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2020. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period of time.

At October 31, 2019 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration		Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Local Debt Fund	$18,485,527		$52,201,450
Floating Rate Fund	10,949,856		298,446,606
Floating Rate High Income Fund	2,382,329		37,029,927
High Yield Fund	2,792,651		15,024,249
Inflation Plus Fund	21,406,832		62,264,191
Municipal Opportunities Fund	—		4,198,191	*
Quality Bond Fund	480,036		369,387
Short Duration Fund	1,390,443		5,742,992
Strategic Income Fund	12,799,717	*	7,039,694	*
Total Return Bond Fund	—		18,649,030

•	Future utilization of losses are subject to limitation under current tax laws.

The Municipal Income Fund, Municipal Short Duration Fund and World Bond Fund had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2019.

During the year ended October 31, 2019, Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Income Fund, Municipal Opportunities Fund, Municipal Short Duration Fund, Quality Bond Fund, Strategic Income Fund and Total Return Bond Fund utilized $400,788, $3,233,046, $79,928, $253,756, $58,546, $4,757,579, $16,814,796 and $38,027,916 of prior year capital loss carryforwards, respectively.

During the year ended October 31, 2019, Municipal Opportunities Fund had expired $10,546,009 of prior year capital loss carryforwards.

c)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2020 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Local Debt Fund	$84,400,083	$7,059,003	$(17,002,183)	$(9,943,180)
Floating Rate Fund	2,226,067,135	5,462,890	(287,930,784)	(282,467,894)
Floating Rate High Income Fund	385,952,996	1,593,655	(46,772,242)	(45,178,587)
High Yield Fund	334,250,671	5,659,922	(34,586,622)	(28,926,700)
Inflation Plus Fund	541,575,200	19,996,507	(15,310,182)	4,686,325
Municipal Income Fund	54,059,883	897,394	(1,407,378)	(509,984)
Municipal Opportunities Fund	1,166,675,306	22,352,376	(31,747,408)	(9,395,032)
Municipal Short Duration Fund	23,502,730	150,554	(478,714)	(328,160)
Quality Bond Fund	177,156,628	7,675,763	(5,276,099)	2,399,664
Short Duration Fund	1,420,310,159	24,689,427	(43,150,243)	(18,460,816)
Strategic Income Fund	1,058,451,279	34,487,478	(101,306,994)	(66,819,516)
Total Return Bond Fund	3,008,604,640	154,746,710	(96,196,673)	58,550,027
World Bond Fund	5,051,125,105	92,228,293	(221,900,488)	(129,672,195)

214

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2020; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Emerging Markets Local Debt Fund	0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6900% over $1 billion

Floating Rate Fund	0.6500% on first $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Floating Rate High Income Fund	0.7000% on first $500 million and;
0.6500% on next $2 billion and;
0.6400% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

High Yield Fund	0.6500% on first $500 million and;
0.6000% on next $500 million and;
0.5950% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Inflation Plus Fund	0.3900% on first $500 million and;
0.3800% on next $500 million and;
0.3750% on next $1.5 billion and;
0.3700% on next $2.5 billion and;
0.3675% on next $5 billion and;
0.3650% over $10 billion

Municipal Income Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

Municipal Opportunities Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

Municipal Short Duration Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

Quality Bond Fund	0.4000% on first $500 million and;
0.3700% on next $500 million and;
0.3400% on next $4 billion and;
0.3300% on next $5 billion and;
0.3200% over $10 billion

215

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Fund	Management Fee Rates
Short Duration Fund	0.4100% on the first $500 million and;
0.3700% on the next $500 million and;
0.3650% on the next $1.5 billion and;
0.3600% on the next $2.5 billion and;
0.3500% on the next $5 billion and;
0.3400% over $10 billion

Strategic Income Fund	0.5500% on first $500 million and;
0.5000% on next $500 million and;
0.4750% on next $1.5 billion and;
0.4650% on next $2.5 billion and;
0.4550% on next $5 billion and;
0.4450% over $10 billion

Total Return Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2600% on next $4 billion and;
0.2500% over $5 billion

World Bond Fund	0.7000% on first $250 million and;
0.6500% on next $250 million and;
0.6000% on next $2 billion and;
0.5500% on next $2.5 billion and;
0.4750% on next $5 billion and;
0.4500% over $10 billion

From November 1, 2019 through February 27, 2020, the Inflation Plus Fund paid the rate set forth below to HFMC for investment management services rendered. The rate was accrued daily and paid monthly based on the Inflation Plus Fund’s average daily net assets.

Inflation Plus Fund	0.5000% on first $500 million and;
0.4500% on next $500 million and;
0.4450% on next $1.5 billion and;
0.4400% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

b)

Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of its Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund’s pays HFMC a fee. Effective January 1, 2020, the fund accounting agreement with respect to each Fund was modified to reflect a new fee structure. Under this revised fee structure, HFMC is entitled to receive the following fee with respect to each Fund: the sub-accounting fee payable by HFMC to State Street plus the amount of expenses that HFMC allocates for providing the fund accounting services.

From November 1, 2019 to December 31, 2019, the accounting servicing fees for each fund were accrued daily and paid monthly at the rates below:

Strategic Income Fund, Total Return Bond Fund, and World Bond Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.022%
next $3.5 billion and	0.018%
Amount over $7 billion	0.015%

Emerging Markets Local Debt Fund, Floating Rate Fund, Floating Rate High Income Fund, High Yield Fund, Inflation Plus Fund, Quality Bond Fund, and Short Duration Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.018%
next $3.5 billion and	0.014%
Amount over $7 billion	0.010%

Municipal Income Fund, Municipal Opportunities Fund, and Municipal Short Duration Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.014%
next $3.5 billion and	0.012%
Amount over $7 billion	0.010%

216

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

c)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2020, HFMC contractually limited the total operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), through February 28, 2021, unless the Board of Directors approves its earlier termination, as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	1.18%	1.93%	0.93%	1.48%	1.18%	0.88%	N/A	0.88%	0.83%
Floating Rate Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A
Floating Rate High Income Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	N/A	0.78%	0.75%
High Yield Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	N/A	0.79%	0.70%
Inflation Plus Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A
Municipal Income Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Municipal Short Duration Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Quality Bond Fund	0.85%	1.60%	0.60%	1.19%	0.94%	0.64%	N/A	0.54%	0.44%
Short Duration Fund(1)	1.00%	1.75%	0.75%	N/A	N/A	N/A	N/A	0.75%	N/A
Strategic Income Fund	0.95%	1.70%	0.70%	1.25%	0.95%	0.65%	0.60%	0.69%	0.60%
Total Return Bond Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A

(1)

Expense limitation arrangement described above for Classes A, C, I, R3, R4, R5 and Y shares of each of Floating Rate Fund, Inflation Plus Fund, Short Duration Fund and Total Return Bond Fund extends beyond February 28, 2021. Please see the prospectus for more information.

From November 1, 2019 through February 27, 2020, HFMC contractually limited the total operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Inflation Plus Fund	0.85%	1.60%	0.60%	1.20%	0.90%	0.60%	N/A	0.59%	0.55%
Municipal Opportunities Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	0.49%	0.39%
Short Duration Fund	0.81%	1.56%	0.56%	1.15%	0.85%	0.55%	0.55%	0.55%	0.55%
Total Return Bond Fund	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	0.34%

d)

Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the six-month period ended April 30, 2020, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	1.18%	1.93%	0.93%	1.05%	1.18%	0.88%	N/A	0.88%	0.83%
Floating Rate Fund	1.00%	1.75%	0.73%	1.25%	1.00%	0.77%	N/A	0.73%	0.65%
Floating Rate High Income Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	N/A	0.78%	0.75%
High Yield Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	N/A	0.76%	0.70%
Inflation Plus Fund	0.85%	1.60%	0.59%	1.19%	0.89%	0.59%	N/A	0.58%	0.52%
Municipal Income Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Municipal Opportunities Fund	0.67%	1.43%	0.43%	N/A	N/A	N/A	N/A	0.45%	0.36%
Municipal Short Duration Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Quality Bond Fund	0.81%	1.56%	0.49%	1.12%	0.61%	0.55%	N/A	0.46%	0.44%
Short Duration Fund	0.80%	1.54%	0.53%	1.16%	0.78%	0.54%	0.43%	0.53%	0.44%
Strategic Income Fund	0.95%	1.70%	0.66%	1.25%	0.95%	0.65%	0.60%	0.64%	0.60%
Total Return Bond Fund	0.71%	1.53%	0.39%	1.04%	0.76%	0.44%	0.34%	0.40%	0.34%
World Bond Fund	1.01%	1.74%	0.72%	1.35%	0.98%	0.75%	0.63%	0.70%	0.63%

217

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

e)

Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2020, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Emerging Markets Local Debt Fund	$1,003	$764
Floating Rate Fund	89,724	32,026
Floating Rate High Income Fund	23,017	2,083
High Yield Fund	198,570	5,027
Inflation Plus Fund	22,781	110
Municipal Income Fund	64,762	1,183
Municipal Opportunities Fund	434,546	27,063
Municipal Short Duration Fund	14,047	7,302
Quality Bond Fund	15,047	934
Short Duration Fund	495,555	89,414
Strategic income Fund	234,553	6,986
Total Return Bond Fund	1,180,738	7,526
World Bond Fund	390,284	12,091

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statement of Operations.

f)

Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2020, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Emerging Markets Local Debt Fund	$70
Floating Rate Fund	1,493
Floating Rate High Income Fund	222
High Yield Fund	201
Inflation Plus Fund	260
Municipal Income Fund	26
Municipal Opportunities Fund	651
Municipal Short Duration Fund	13
Quality Bond Fund	73
Short Duration Fund	767
Strategic Income Fund	406
Total Return Bond Fund	1,214
World Bond Fund	2,823

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are

218

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.11%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class F	0.004%

Effective February 28, 2020, HASCO has contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows through February 28, 2021, unless the Board of Directors approves its earlier termination:

Fund	Class A	Class Y
Inflation Plus Fund	0.15%	N/A
Short Duration Fund	0.12%	N/A
World Bond Fund	N/A	0.09%

For the period November 1, 2019 through February 27, 2020, HASCO has contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:

Fund	Class Y
Floating Rate Fund	0.08%
World Bond Fund	0.07%

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2020, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	0.21%	0.21%	0.13%	0.22%	0.17%	0.05%	N/A	0.11%	0.00%
Floating Rate Fund	0.11%	0.10%	0.08%	0.22%	0.17%	0.12%	N/A	0.08%	0.00%
Floating Rate High Income Fund	0.12%	0.12%	0.09%	0.22%	0.17%	0.11%	N/A	0.11%	0.00%
High Yield Fund	0.18%	0.15%	0.12%	0.19%	0.17%	0.11%	N/A	0.06%	0.00%
Inflation Plus Fund	0.18%	0.17%	0.11%	0.22%	0.16%	0.11%	N/A	0.11%	0.00%
Municipal Income Fund	0.05%	0.10%	0.09%	N/A	N/A	N/A	N/A	N/A	0.00%
Municipal Opportunities Fund	0.06%	0.07%	0.07%	N/A	N/A	N/A	N/A	0.09%	0.00%
Municipal Short Duration Fund	0.06%	0.15%	0.10%	N/A	N/A	N/A	N/A	N/A	0.00%
Quality Bond Fund	0.12%	0.12%	0.05%	0.21%	0.17%	0.11%	N/A	0.02%	0.00%
Short Duration Fund	0.15%	0.11%	0.09%	0.22%	0.09%	0.11%	N/A	0.09%	0.00%
Strategic Income Fund	0.15%	0.11%	0.06%	0.20%	0.17%	0.10%	0.00%	0.04%	0.00%
Total Return Bond Fund	0.12%	0.19%	0.05%	0.22%	0.17%	0.10%	0.00%	0.06%	0.00%
World Bond Fund	0.13%	0.11%	0.09%	0.22%	0.09%	0.12%	0.00%	0.07%	0.00%

8.	Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1⁄3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. Each of the Floating Rate Fund, the Floating Rate High Income Fund, and the High Yield Fund do not currently engage in securities lending.

219

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of April 30, 2020.

	Investment Securities on Loan, at market value, Presented on the Statement of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Emerging Markets Local Debt Fund	$—	$—	$—
Inflation Plus Fund	—	—	—
Municipal Income Fund	—	—	—
Municipal Opportunities Fund	—	—	—
Municipal Short Duration Fund	—	—	—
Quality Bond Fund	—	—	—
Short Duration Fund	3,455,006	(3,455,006)	—
Strategic Income Fund	27,169,666	(27,169,666)	—
Total Return Bond Fund	6,821,132	(6,821,132)	—
World Bond Fund	7,174,214	(7,174,214)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Emerging Markets Local Debt Fund	$—	$—
Inflation Plus Fund	—	—
Municipal Income Fund	—	—
Municipal Opportunities Fund	—	—
Municipal Short Duration Fund	—	—
Quality Bond Fund	—	—
Short Duration Fund	3,532,577	—
Strategic Income Fund	27,958,209	—
Total Return Bond Fund	7,066,284	—
World Bond Fund	7,546,734	—

9.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Short Duration Fund
Securities Lending Transactions(1)
Corporate Bonds	$3,532,577	$—	$—	$—	$3,532,577

Total Borrowings	$3,532,577	$—	$—	$—	$3,532,577

Gross amount of recognized liabilities for securities lending transactions					$3,532,577

220

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Strategic Income Fund
Securities Lending Transactions(1)
Exchange-Traded Funds	$27,958,209	$—	$—	$—	$27,958,209

Total Borrowings	$27,958,209	$—	$—	$—	$27,958,209

Gross amount of recognized liabilities for securities lending transactions					$27,958,209

Total Return Bond Fund
Securities Lending Transactions(1)
Corporate Bonds	$1,382,667	$—	$—	$—	$1,382,667
Municipal Bonds	5,683,617	—	—	—	5,683,617

Total Borrowings	$7,066,284	$—	$—	$—	$7,066,284

Gross amount of recognized liabilities for securities lending transactions					$7,066,284

World Bond Fund
Securities Lending Transactions(1)
Corporate Bonds	$7,546,734	$—	$—	$—	$7,546,734

Total Borrowings	$7,546,734	$—	$—	$—	$7,546,734

Gross amount of recognized liabilities for securities lending transactions					$7,546,734

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

10.	Affiliate Holdings:

As of April 30, 2020, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	—%	—%	—%	100%	25%	25%	N/A	—%	—%
Municipal Opportunities Fund	—%	—%	—%	N/A	N/A	N/A	N/A	— %*	—%
Quality Bond Fund	—%	—%	—%	—%	100%	68%	N/A	4%	—%
Short Duration Fund	—%	—%	—%	—%	—%	—%	88%	—%	—%
Strategic Income Fund	—%	—%	—%	—%	—%	—%	1%	—%	—%

Percentage of Fund by Class:

Fund	Class A	Class C	Class I	Class R3	Class R4		Class R5		Class R6		Class Y	Class F
Emerging Markets Local Debt Fund	—%	—%	—%	— %*	—	%*	—	%*	N/A		—%	—%
Municipal Opportunities Fund	—%	—%	—%	N/A	N/A		N/A		N/A		— %*	—%
Quality Bond Fund	—%	—%	—%	—%	—	%*	—	%*	N/A		— %*	—%
Short Duration Fund	—%	—%	—%	—%	—%		—%		—	%*	—%	—%
Strategic Income Fund	—%	—%	—%	—%	—%		—%		—	%*	—%	—%

*	Percentage rounds to zero.

As of April 30, 2020, affiliated funds of funds and certain 529 plans for which HFMC serves as the program manager (the “529 plans”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds and the 529 plans administered by HFMC. Affiliated funds of funds and the 529 plans owned shares in the Funds listed below as follows:

Funds	Percentage of Fund*
High Yield Fund	2%
Inflation Plus Fund	30%
Quality Bond Fund	55%
Strategic Income Fund	16%
Total Return Bond Fund	5%
World Bond Fund	3%

*	As of April 30, 2020, affiliated funds of funds and the 529 plans invest in Class F shares.

221

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

11.	Investment Transactions:

For the six-month period ended April 30, 2020, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Emerging Markets Local Debt Fund	$53,181,277	$95,563,411	$—	$—	$53,181,277	$95,563,411
Floating Rate Fund	1,131,182,593	1,859,615,749	—	—	1,131,182,593	1,859,615,749
Floating Rate High Income Fund	267,333,598	304,241,064	—	—	267,333,598	304,241,064
High Yield Fund	95,509,115	105,839,668	—	—	95,509,115	105,839,668
Inflation Plus Fund	93,723,234	8,720,556	67,796,694	156,148,556	161,519,928	164,869,112
Municipal Income Fund	24,689,376	5,611,698	—	—	24,689,376	5,611,698
Municipal Opportunities Fund	340,481,856	220,996,142	—	—	340,481,856	220,996,142
Municipal Short Duration Fund	5,285,917	2,780,454	—	—	5,285,917	2,780,454
Quality Bond Fund	3,279,427	9,145,737	29,877,174	25,345,552	33,156,601	34,491,289
Short Duration Fund	313,588,202	263,990,524	25,502,607	64,460,721	339,090,809	328,451,245
Strategic Income Fund	444,288,505	136,952,278	31,842,207	78,884,356	476,130,712	215,836,634
Total Return Bond Fund	190,482,480	287,873,951	576,295,830	322,254,417	766,778,310	610,128,368
World Bond Fund	3,133,116,890	3,106,278,055	277,677,881	453,388,425	3,410,794,771	3,559,666,480

12.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2020, and the year ended October 31, 2019:

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Emerging Markets Local Debt Fund
Class A
Shares Sold	78,633	$456,207	207,670	$1,187,698
Shares Issued for Reinvested Dividends	21,511	117,136	73,897	415,304
Shares Redeemed	(172,290)	(955,485)	(542,516)	(3,076,858)

Net Increase (Decrease)	(72,146)	(382,142)	(260,949)	(1,473,856)

Class C
Shares Sold	103,948	$603,948	92,161	$529,014
Shares Issued for Reinvested Dividends	8,422	45,956	29,903	167,855
Shares Redeemed	(139,063)	(772,201)	(233,293)	(1,334,888)

Net Increase (Decrease)	(26,693)	(122,297)	(111,229)	(638,019)

Class I
Shares Sold	1,626,395	$9,398,562	6,908,616	$39,727,625
Shares Issued for Reinvested Dividends	126,598	705,483	704,194	3,951,546
Shares Redeemed	(6,608,092)	(34,313,883)	(12,019,899)	(68,361,743)

Net Increase (Decrease)	(4,855,099)	(24,209,838)	(4,407,089)	(24,682,572)

Class R3
Shares Sold	1	$4	13	$72
Shares Issued for Reinvested Dividends	47	254	135	759
Shares Redeemed	(184)	(1,057)	(1)	(3)

Net Increase (Decrease)	(136)	(799)	147	828

Class R4
Shares Sold	68	$400	366	$2,080
Shares Issued for Reinvested Dividends	190	1,033	580	3,256
Shares Redeemed	(776)	(4,628)	(3,434)	(19,056)

Net Increase (Decrease)	(518)	(3,195)	(2,488)	(13,720)

Class R5
Shares Sold	6,181	$35,279	—	$—
Shares Issued for Reinvested Dividends	164	834	153	828
Shares Redeemed	(23)	(120)	—	—

Net Increase (Decrease)	6,322	35,993	153	828

Class Y
Shares Sold	1,247,857	$6,824,051	3,241,425	$18,407,270
Shares Issued for Reinvested Dividends	332,997	1,807,076	1,059,729	5,916,738
Shares Redeemed	(5,017,515)	(26,615,036)	(5,036,875)	(28,581,454)

Net Increase (Decrease)	(3,436,661)	(17,983,909)	(735,721)	(4,257,446)

222

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Emerging Markets Local Debt Fund – (continued)
Class F
Shares Sold	200,610	$1,164,929	407,377	$2,323,662
Shares Issued for Reinvested Dividends	19,136	104,073	66,901	375,779
Shares Redeemed	(306,668)	(1,594,029)	(602,556)	(3,443,679)

Net Increase (Decrease)	(86,922)	(325,027)	(128,278)	(744,238)

Total Net Increase (Decrease)	(8,471,853)	$(42,991,214)	(5,645,454)	$(31,808,195)

Floating Rate Fund
Class A
Shares Sold	8,014,197	$64,562,956	20,753,076	$175,423,668
Shares Issued for Reinvested Dividends	1,573,765	12,704,941	4,878,024	40,858,137
Shares Redeemed	(20,946,674)	(166,401,796)	(39,378,555)	(332,728,712)

Net Increase (Decrease)	(11,358,712)	(89,133,899)	(13,747,455)	(116,446,907)

Class C
Shares Sold	1,373,154	$11,106,357	3,307,683	$28,109,231
Shares Issued for Reinvested Dividends	685,531	5,589,954	2,464,950	20,929,713
Shares Redeemed	(14,273,392)	(115,073,736)	(37,412,317)	(318,381,886)

Net Increase (Decrease)	(12,214,707)	(98,377,425)	(31,639,684)	(269,342,942)

Class I
Shares Sold	33,316,841	$264,589,805	64,163,143	$540,950,141
Shares Issued for Reinvested Dividends	2,181,451	17,651,463	7,879,027	65,898,623
Shares Redeemed	(80,989,465)	(635,377,497)	(133,638,228)	(1,125,921,425)

Net Increase (Decrease)	(45,491,173)	(353,136,229)	(61,596,058)	(519,072,661)

Class R3
Shares Sold	33,158	$276,619	130,893	$1,112,124
Shares Issued for Reinvested Dividends	12,321	100,136	43,514	367,117
Shares Redeemed	(223,141)	(1,846,680)	(352,382)	(2,980,006)

Net Increase (Decrease)	(177,662)	(1,469,925)	(177,975)	(1,500,765)

Class R4
Shares Sold	65,402	$546,178	434,340	$3,621,212
Shares Issued for Reinvested Dividends	4,935	39,703	27,979	232,831
Shares Redeemed	(89,199)	(670,088)	(795,583)	(6,649,208)

Net Increase (Decrease)	(18,862)	(84,207)	(333,264)	(2,795,165)

Class R5
Shares Sold	6,454	$53,016	30,884	$259,785
Shares Issued for Reinvested Dividends	2,720	21,859	9,124	76,179
Shares Redeemed	(9,903)	(82,238)	(115,665)	(977,036)

Net Increase (Decrease)	(729)	(7,363)	(75,657)	(641,072)

Class Y
Shares Sold	1,069,648	$8,745,026	19,589,034	$164,844,672
Shares Issued for Reinvested Dividends	142,105	1,148,299	628,372	5,237,776
Shares Redeemed	(3,591,523)	(28,099,468)	(66,904,529)	(560,471,951)

Net Increase (Decrease)	(2,379,770)	(18,206,143)	(46,687,123)	(390,389,503)

Class F
Shares Sold	9,897,834	$80,150,297	48,977,672	$411,193,434
Shares Issued for Reinvested Dividends	149,430	1,206,183	435,983	3,651,076
Shares Redeemed	(41,502,759)	(321,177,826)	(9,558,226)	(80,946,153)

Net Increase (Decrease)	(31,455,495)	(239,821,346)	39,855,429	333,898,357

Total Net Increase (Decrease)	(103,097,110)	$(800,236,537)	(114,401,787)	$(966,290,658)

Floating Rate High Income Fund
Class A
Shares Sold	682,400	$6,407,073	1,864,346	$18,160,482
Shares Issued for Reinvested Dividends	176,885	1,641,341	585,584	5,641,921
Shares Redeemed	(2,477,095)	(21,702,081)	(5,397,730)	(52,530,674)

Net Increase (Decrease)	(1,617,810)	(13,653,667)	(2,947,800)	(28,728,271)

Class C
Shares Sold	286,689	$2,643,242	674,618	$6,591,425
Shares Issued for Reinvested Dividends	92,378	863,086	315,700	3,072,727
Shares Redeemed	(1,294,682)	(11,930,284)	(2,947,205)	(28,816,410)

Net Increase (Decrease)	(915,615)	(8,423,956)	(1,956,887)	(19,152,258)

223

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

Floating Rate High Income Fund – (continued)
Class I
Shares Sold	9,215,060	$81,393,356	10,285,968	$99,879,666
Shares Issued for Reinvested Dividends	507,912	4,692,874	1,767,333	16,968,301
Shares Redeemed	(10,207,854)	(89,680,030)	(20,417,998)	(197,530,809)

Net Increase (Decrease)	(484,882)	(3,593,800)	(8,364,697)	(80,682,842)

Class R3
Shares Sold	912	$8,524	3,285	$31,677
Shares Issued for Reinvested Dividends	230	2,147	732	7,065
Shares Redeemed	(8,217)	(75,360)	(7,256)	(70,620)

Net Increase (Decrease)	(7,075)	(64,689)	(3,239)	(31,878)

Class R4
Shares Sold	2,720	$25,920	2,486	$23,942
Shares Issued for Reinvested Dividends	235	2,173	2,302	22,001
Shares Redeemed	(2,123)	(20,870)	(49,795)	(482,019)

Net Increase (Decrease)	832	7,223	(45,007)	(436,076)

Class R5
Shares Sold	87,675	$811,328	240,907	$2,332,856
Shares Issued for Reinvested Dividends	25,989	238,985	81,460	779,468
Shares Redeemed	(107,647)	(967,803)	(394,077)	(3,780,192)

Net Increase (Decrease)	6,017	82,510	(71,710)	(667,868)

Class Y
Shares Sold	872,784	$8,017,160	1,322,860	$12,758,253
Shares Issued for Reinvested Dividends	29,626	276,740	97,562	935,299
Shares Redeemed	(1,576,401)	(14,131,430)	(1,922,669)	(18,699,869)

Net Increase (Decrease)	(673,991)	(5,837,530)	(502,247)	(5,006,317)

Class F
Shares Sold	111,189	$1,049,421	1,459,684	$14,187,500
Shares Issued for Reinvested Dividends	44,234	410,026	208,411	2,000,389
Shares Redeemed	(819,135)	(7,455,001)	(2,569,133)	(24,876,036)

Net Increase (Decrease)	(663,712)	(5,995,554)	(901,038)	(8,688,147)

Total Net Increase (Decrease)	(4,356,236)	$(37,479,463)	(14,792,625)	$(143,393,657)

High Yield Fund
Class A
Shares Sold	4,027,965	$28,638,244	6,506,518	$47,070,659
Shares Issued for Reinvested Dividends	718,109	5,101,835	1,489,506	10,755,927
Shares Redeemed	(4,654,809)	(32,422,186)	(6,778,790)	(48,833,942)

Net Increase (Decrease)	91,265	1,317,893	1,217,234	8,992,644

Class C
Shares Sold	328,645	$2,350,281	742,272	$5,322,196
Shares Issued for Reinvested Dividends	80,170	568,966	198,845	1,430,853
Shares Redeemed	(934,535)	(6,455,302)	(1,913,506)	(13,734,197)

Net Increase (Decrease)	(525,720)	(3,536,055)	(972,389)	(6,981,148)

Class I
Shares Sold	850,897	$5,732,602	1,614,396	$11,725,807
Shares Issued for Reinvested Dividends	66,558	476,030	154,330	1,116,526
Shares Redeemed	(1,135,745)	(7,774,610)	(1,573,979)	(11,453,644)

Net Increase (Decrease)	(218,290)	(1,565,978)	194,747	1,388,689

Class R3
Shares Sold	93,427	$682,500	36,667	$265,401
Shares Issued for Reinvested Dividends	6,068	43,091	11,614	83,821
Shares Redeemed	(35,411)	(242,085)	(119,170)	(863,325)

Net Increase (Decrease)	64,084	483,506	(70,889)	(514,103)

Class R4
Shares Sold	10,978	$78,351	38,581	$274,684
Shares Issued for Reinvested Dividends	3,215	22,872	8,100	58,529
Shares Redeemed	(9,639)	(71,791)	(69,466)	(506,053)

Net Increase (Decrease)	4,554	29,432	(22,785)	(172,840)

224

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
High Yield Fund – (continued)
Class R5
Shares Sold	14,117	$102,803	45,044	$326,413
Shares Issued for Reinvested Dividends	2,706	19,235	5,132	36,874
Shares Redeemed	(25,741)	(190,414)	(29,909)	(215,847)

Net Increase (Decrease)	(8,918)	(68,376)	20,267	147,440

Class Y
Shares Sold	2,632,729	$18,268,038	2,065,149	$15,033,370
Shares Issued for Reinvested Dividends	29,321	214,652	14,558	105,044
Shares Redeemed	(4,007,566)	(28,219,290)	(606,229)	(4,378,192)

Net Increase (Decrease)	(1,345,516)	(9,736,600)	1,473,478	10,760,222

Class F
Shares Sold	1,161,874	$8,359,022	2,197,653	$15,936,793
Shares Issued for Reinvested Dividends	220,105	1,567,252	443,529	3,198,162
Shares Redeemed	(1,152,897)	(7,987,730)	(1,766,862)	(12,756,366)

Net Increase (Decrease)	229,082	1,938,544	874,320	6,378,589

Total Net Increase (Decrease)	(1,709,459)	$(11,137,634)	2,713,983	$19,999,493

Inflation Plus Fund
Class A
Shares Sold	1,253,742	$13,054,778	2,232,260	$23,110,264
Shares Issued for Reinvested Dividends	284,425	2,969,394	656,721	6,527,807
Shares Redeemed	(1,936,207)	(20,234,039)	(4,019,980)	(41,478,441)

Net Increase (Decrease)	(398,040)	(4,209,867)	(1,130,999)	(11,840,370)

Class C
Shares Sold	93,636	$932,173	116,835	$1,154,546
Shares Issued for Reinvested Dividends	16,560	167,587	141,168	1,353,801
Shares Redeemed	(941,311)	(9,484,216)	(3,002,992)	(29,831,832)

Net Increase (Decrease)	(831,115)	(8,384,456)	(2,744,989)	(27,323,485)

Class I
Shares Sold	651,149	$6,945,273	1,585,718	$16,594,011
Shares Issued for Reinvested Dividends	93,581	994,771	195,357	1,975,060
Shares Redeemed	(1,579,190)	(16,780,039)	(1,824,142)	(19,083,333)

Net Increase (Decrease)	(834,460)	(8,839,995)	(43,067)	(514,262)

Class R3
Shares Sold	244,098	$2,515,363	469,490	$4,742,188
Shares Issued for Reinvested Dividends	52,401	537,110	145,422	1,419,316
Shares Redeemed	(921,236)	(9,277,568)	(1,149,704)	(11,609,420)

Net Increase (Decrease)	(624,737)	(6,225,095)	(534,792)	(5,447,916)

Class R4
Shares Sold	130,310	$1,347,977	169,799	$1,748,336
Shares Issued for Reinvested Dividends	11,266	117,726	30,895	307,095
Shares Redeemed	(271,655)	(2,830,835)	(398,957)	(4,126,127)

Net Increase (Decrease)	(130,079)	(1,365,132)	(198,263)	(2,070,696)

Class R5
Shares Sold	44,502	$477,077	23,349	$245,370
Shares Issued for Reinvested Dividends	2,858	30,265	10,294	103,759
Shares Redeemed	(121,440)	(1,277,080)	(107,477)	(1,136,991)

Net Increase (Decrease)	(74,080)	(769,738)	(73,834)	(787,862)

Class Y
Shares Sold	534,614	$5,727,389	79,148	$832,863
Shares Issued for Reinvested Dividends	40,716	433,627	97,698	989,682
Shares Redeemed	(160,794)	(1,721,857)	(586,430)	(6,193,950)

Net Increase (Decrease)	414,536	4,439,159	(409,584)	(4,371,405)

Class F
Shares Sold	1,581,491	$16,906,297	2,574,612	$26,997,606
Shares Issued for Reinvested Dividends	298,328	3,168,243	571,737	5,780,258
Shares Redeemed	(2,343,724)	(24,447,864)	(2,837,448)	(29,871,804)

Net Increase (Decrease)	(463,905)	(4,373,324)	308,901	2,906,060

Total Net Increase (Decrease)	(2,941,880)	$(29,728,448)	(4,826,627)	$(49,449,936)

225

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Municipal Income Fund
Class A
Shares Sold	1,104,794	$11,756,916	1,216,886	$12,665,314
Shares Issued for Reinvested Dividends	40,748	436,608	46,776	492,102
Shares Redeemed	(311,136)	(3,296,506)	(666,992)	(7,009,368)

Net Increase (Decrease)	834,406	8,897,018	596,670	6,148,048

Class C
Shares Sold	220,073	$2,358,489	200,677	$2,115,638
Shares Issued for Reinvested Dividends	4,412	47,255	6,577	68,621
Shares Redeemed	(16,151)	(167,261)	(303,102)	(3,209,692)

Net Increase (Decrease)	208,334	2,238,483	(95,848)	(1,025,433)

Class I
Shares Sold	820,765	$8,707,381	597,228	$6,324,802
Shares Issued for Reinvested Dividends	15,676	167,289	18,528	193,629
Shares Redeemed	(235,311)	(2,402,980)	(573,148)	(6,083,302)

Net Increase (Decrease)	601,130	6,471,690	42,608	435,129

Class F
Shares Sold	317,526	$3,337,501	205,526	$2,162,030
Shares Issued for Reinvested Dividends	7,048	75,242	6,668	70,158
Shares Redeemed	(102,501)	(1,052,365)	(45,586)	(474,072)

Net Increase (Decrease)	222,073	2,360,378	166,608	1,758,116

Total Net Increase (Decrease)	1,865,943	$19,967,569	710,038	$7,315,860

Municipal Opportunities Fund
Class A
Shares Sold	8,947,667	$79,121,297	13,097,042	$113,644,055
Shares Issued for Reinvested Dividends	483,942	4,281,604	968,423	8,430,168
Shares Redeemed	(6,294,175)	(54,786,038)	(8,525,335)	(73,509,669)

Net Increase (Decrease)	3,137,434	28,616,863	5,540,130	48,564,554

Class C
Shares Sold	1,306,272	$11,579,693	2,096,355	$18,292,641
Shares Issued for Reinvested Dividends	45,732	405,094	126,114	1,096,479
Shares Redeemed	(1,240,396)	(10,884,451)	(3,954,316)	(34,304,671)

Net Increase (Decrease)	111,608	1,100,336	(1,731,847)	(14,915,551)

Class I
Shares Sold	25,082,794	$221,152,967	33,139,466	$287,763,424
Shares Issued for Reinvested Dividends	612,418	5,417,601	1,086,031	9,458,014
Shares Redeemed	(16,740,911)	(146,373,985)	(14,958,859)	(129,739,392)

Net Increase (Decrease)	8,954,301	80,196,583	19,266,638	167,482,046

Class Y
Shares Sold	175,470	$1,565,153	7,783	$67,807
Shares Issued for Reinvested Dividends	18,722	165,464	44,970	390,018
Shares Redeemed	(87,418)	(769,054)	(170,299)	(1,471,492)

Net Increase (Decrease)	106,774	961,563	(117,546)	(1,013,667)

Class F
Shares Sold	4,626,659	$40,724,161	7,282,248	$63,411,974
Shares Issued for Reinvested Dividends	156,092	1,379,368	228,035	1,988,242
Shares Redeemed	(2,220,737)	(19,235,374)	(1,650,992)	(14,267,074)

Net Increase (Decrease)	2,562,014	22,868,155	5,859,291	51,133,142

Total Net Increase (Decrease)	14,872,131	$133,743,500	28,816,666	$251,250,524

Municipal Short Duration Fund
Class A
Shares Sold	807,967	$8,165,448	1,693,047	$16,925,384
Shares Issued for Reinvested Dividends	20,022	202,207	27,682	278,955
Shares Redeemed	(586,974)	(5,868,295)	(1,041,019)	(10,485,930)

Net Increase (Decrease)	241,015	2,499,360	679,710	6,718,409

226

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

Municipal Short Duration Fund – (continued)
Class C
Shares Sold	36,581	$364,322	96,178	$966,974
Shares Issued for Reinvested Dividends	1,015	10,248	3,876	38,851
Shares Redeemed	(26,700)	(265,996)	(285,558)	(2,880,963)

Net Increase (Decrease)	10,896	108,574	(185,504)	(1,875,138)

Class I
Shares Sold	53,574	$539,590	71,701	$722,127
Shares Issued for Reinvested Dividends	2,803	28,269	10,600	106,305
Shares Redeemed	(33,990)	(336,666)	(551,449)	(5,573,094)

Net Increase (Decrease)	22,387	231,193	(469,148)	(4,744,662)

Class F
Shares Sold	37,002	$368,260	91,777	$920,030
Shares Issued for Reinvested Dividends	2,156	21,772	2,936	29,612
Shares Redeemed	(39,356)	(389,168)	(26,384)	(266,427)

Net Increase (Decrease)	(198)	864	68,329	683,215

Total Net Increase (Decrease)	274,100	$2,839,991	93,387	$781,824

Quality Bond Fund
Class A
Shares Sold	1,006,787	$10,380,462	701,515	$6,964,513
Shares Issued for Reinvested Dividends	19,362	200,226	33,191	329,801
Shares Redeemed	(239,751)	(2,477,660)	(276,207)	(2,726,234)

Net Increase (Decrease)	786,398	8,103,028	458,499	4,568,080

Class C
Shares Sold	393,777	$4,058,286	800,175	$7,974,257
Shares Issued for Reinvested Dividends	7,493	76,886	8,500	84,474
Shares Redeemed	(112,668)	(1,142,502)	(139,199)	(1,377,561)

Net Increase (Decrease)	288,602	2,992,670	669,476	6,681,170

Class I
Shares Sold	2,121,546	$22,032,539	469,415	$4,714,425
Shares Issued for Reinvested Dividends	12,791	132,101	8,740	86,467
Shares Redeemed	(553,047)	(5,648,518)	(145,028)	(1,441,422)

Net Increase (Decrease)	1,581,290	16,516,122	333,127	3,359,470

Class R3
Shares Sold	1,641	$16,607	604	$5,975
Shares Issued for Reinvested Dividends	125	1,286	396	3,917
Shares Redeemed	(1,326)	(13,858)	(9,005)	(90,772)

Net Increase (Decrease)	440	4,035	(8,005)	(80,880)

Class R4
Shares Issued for Reinvested Dividends	15	152	37	362

Net Increase (Decrease)	15	152	37	362

Class R5
Shares Issued for Reinvested Dividends	31	322	101	1,000
Shares Redeemed	(1,587)	(16,104)	—	—

Net Increase (Decrease)	(1,556)	(15,782)	101	1,000

Class Y
Shares Sold	21,879	$230,384	2,242	$23,120
Shares Issued for Reinvested Dividends	113	1,172	53	534
Shares Redeemed	(265)	(2,706)	(507)	(4,968)

Net Increase (Decrease)	21,727	228,850	1,788	18,686

Class F
Shares Sold	766,002	$7,800,144	880,144	$8,652,338
Shares Issued for Reinvested Dividends	140,791	1,441,885	380,356	3,745,734
Shares Redeemed	(3,477,245)	(36,270,709)	(2,534,557)	(25,106,580)

Net Increase (Decrease)	(2,570,452)	(27,028,680)	(1,274,057)	(12,708,508)

Total Net Increase (Decrease)	106,464	$800,395	180,966	$1,839,380

227

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Short Duration Fund
Class A
Shares Sold	27,040,936	$263,497,409	36,524,678	$356,835,933
Shares Issued for Reinvested Dividends	793,991	7,790,999	1,559,506	15,297,872
Shares Redeemed	(20,989,360)	(203,963,398)	(25,531,979)	(250,066,747)

Net Increase (Decrease)	6,845,567	67,325,010	12,552,205	122,067,058

Class C
Shares Sold	3,780,553	$36,736,332	5,619,975	$54,719,385
Shares Issued for Reinvested Dividends	66,159	649,292	142,653	1,399,052
Shares Redeemed	(3,233,356)	(31,194,259)	(4,994,595)	(48,801,908)

Net Increase (Decrease)	613,356	6,191,365	768,033	7,316,529

Class I
Shares Sold	23,136,697	$228,132,828	35,786,507	$350,683,775
Shares Issued for Reinvested Dividends	488,388	4,794,675	746,757	7,316,650
Shares Redeemed	(27,889,895)	(269,700,225)	(19,101,058)	(186,766,826)

Net Increase (Decrease)	(4,264,810)	(36,772,722)	17,432,206	171,233,599

Class R3
Shares Sold	15,238	$147,873	82,147	$806,429
Shares Issued for Reinvested Dividends	1,743	17,089	2,811	27,567
Shares Redeemed	(46,821)	(443,397)	(14,985)	(144,595)

Net Increase (Decrease)	(29,840)	(278,435)	69,973	689,401

Class R4
Shares Sold	108,573	$1,078,184	867,429	$8,553,622
Shares Issued for Reinvested Dividends	8,812	85,207	6,194	61,143
Shares Redeemed	(395,134)	(3,900,341)	(156,595)	(1,521,610)

Net Increase (Decrease)	(277,749)	(2,736,950)	717,028	7,093,155

Class R5
Shares Sold	44,213	$437,209	61,747	$604,217
Shares Issued for Reinvested Dividends	1,957	19,126	3,348	32,687
Shares Redeemed	(12,641)	(123,713)	(38,494)	(374,732)

Net Increase (Decrease)	33,529	332,622	26,601	262,172

Class R6(1)
Shares Sold	108	$1,050	1,070	$10,385
Shares Issued for Reinvested Dividends	18	176	21	206

Net Increase (Decrease)	126	1,226	1,091	10,591

Class Y
Shares Sold	1,085,838	$10,740,685	1,842,504	$18,049,511
Shares Issued for Reinvested Dividends	16,242	158,501	40,141	390,179
Shares Redeemed	(1,477,901)	(14,214,905)	(2,233,507)	(21,812,368)

Net Increase (Decrease)	(375,821)	(3,315,719)	(350,862)	(3,372,678)

Class F
Shares Sold	5,615,472	$54,785,957	12,459,292	$121,724,260
Shares Issued for Reinvested Dividends	369,102	3,620,379	733,802	7,182,031
Shares Redeemed	(5,468,942)	(52,939,853)	(8,008,432)	(78,550,371)

Net Increase (Decrease)	515,632	5,466,483	5,184,662	50,355,920

Total Net Increase (Decrease)	3,059,990	$36,212,880	36,400,937	$355,655,747

Strategic Income Fund
Class A
Shares Sold	3,491,262	$29,991,432	5,337,834	$45,379,327
Shares Issued for Reinvested Dividends	502,442	4,281,572	1,249,248	10,365,012
Shares Redeemed	(3,061,801)	(25,426,026)	(3,785,319)	(31,991,992)

Net Increase (Decrease)	931,903	8,846,978	2,801,763	23,752,347

Class C
Shares Sold	1,457,097	$12,477,179	2,302,354	$19,758,315
Shares Issued for Reinvested Dividends	105,497	905,427	290,056	2,410,006
Shares Redeemed	(1,220,010)	(10,273,436)	(2,444,655)	(20,763,592)

Net Increase (Decrease)	342,584	3,109,170	147,755	1,404,729

228

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Strategic Income Fund – (continued)
Class I
Shares Sold	36,377,357	$310,690,578	30,910,117	$263,931,079
Shares Issued for Reinvested Dividends	830,583	7,044,000	959,173	8,069,620
Shares Redeemed	(16,746,825)	(140,840,862)	(11,878,785)	(101,419,868)

Net Increase (Decrease)	20,461,115	176,893,716	19,990,505	170,580,831

Class R3
Shares Sold	19,608	$167,144	37,478	$314,812
Shares Issued for Reinvested Dividends	1,697	14,410	2,869	23,881
Shares Redeemed	(547)	(4,706)	(3,280)	(27,650)

Net Increase (Decrease)	20,758	176,848	37,067	311,043

Class R4
Shares Sold	3,020	$25,399	5,506	$46,037
Shares Issued for Reinvested Dividends	551	4,687	1,621	13,396
Shares Redeemed	(1,918)	(15,426)	(49,613)	(403,004)

Net Increase (Decrease)	1,653	14,660	(42,486)	(343,571)

Class R5
Shares Sold	176,633	$1,514,311	560,488	$4,780,070
Shares Issued for Reinvested Dividends	20,688	176,200	30,744	256,415
Shares Redeemed	(213,144)	(1,746,759)	(161,396)	(1,361,870)

Net Increase (Decrease)	(15,823)	(56,248)	429,836	3,674,615

Class R6
Shares Sold	127,685	$1,071,775	193,442	$1,648,990
Shares Issued for Reinvested Dividends	5,229	44,296	4,905	41,455
Shares Redeemed	(32,045)	(270,573)	(22,482)	(193,024)

Net Increase (Decrease)	100,869	845,498	175,865	1,497,421

Class Y
Shares Sold	3,593,267	$31,059,899	452,980	$3,846,433
Shares Issued for Reinvested Dividends	67,391	569,594	25,600	212,429
Shares Redeemed	(393,023)	(3,147,619)	(218,812)	(1,852,341)

Net Increase (Decrease)	3,267,635	28,481,874	259,768	2,206,521

Class F
Shares Sold	2,438,501	$20,356,287	3,607,554	$30,670,566
Shares Issued for Reinvested Dividends	466,038	3,981,904	1,243,956	10,353,984
Shares Redeemed	(3,229,874)	(27,163,215)	(3,661,416)	(31,099,334)

Net Increase (Decrease)	(325,335)	(2,825,024)	1,190,094	9,925,216

Total Net Increase (Decrease)	24,785,359	$215,487,472	24,990,167	$213,009,152

Total Return Bond Fund
Class A
Shares Sold	14,508,674	$154,645,790	19,025,222	$196,518,945
Shares Issued for Reinvested Dividends	1,159,063	12,419,574	2,778,685	28,504,805
Shares Redeemed	(7,850,341)	(83,154,205)	(11,677,288)	(119,557,823)

Net Increase (Decrease)	7,817,396	83,911,159	10,126,619	105,465,927

Class C
Shares Sold	88,222	$950,406	371,687	$3,785,829
Shares Issued for Reinvested Dividends	18,257	197,878	58,484	608,239
Shares Redeemed	(476,502)	(5,114,724)	(977,330)	(10,103,139)

Net Increase (Decrease)	(370,023)	(3,966,440)	(547,159)	(5,709,071)

Class I
Shares Sold	7,583,407	$80,796,099	7,866,091	$81,958,506
Shares Issued for Reinvested Dividends	183,701	1,960,890	207,666	2,134,627
Shares Redeemed	(3,747,272)	(39,704,270)	(3,018,555)	(30,996,244)

Net Increase (Decrease)	4,019,836	43,052,719	5,055,202	53,096,889

Class R3
Shares Sold	61,028	$676,408	45,632	$479,293
Shares Issued for Reinvested Dividends	4,568	50,289	12,612	133,255
Shares Redeemed	(103,262)	(1,115,860)	(115,574)	(1,223,922)

Net Increase (Decrease)	(37,666)	(389,163)	(57,330)	(611,374)

229

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

Total Return Bond Fund – (continued)
Class R4
Shares Sold	138,571	$1,512,754	267,881	$2,802,154
Shares Issued for Reinvested Dividends	11,461	125,103	36,574	381,854
Shares Redeemed	(307,792)	(3,346,930)	(352,304)	(3,701,932)

Net Increase (Decrease)	(157,760)	(1,709,073)	(47,849)	(517,924)

Class R5
Shares Sold	150,741	$1,647,790	53,597	$567,359
Shares Issued for Reinvested Dividends	1,790	19,403	5,339	55,085
Shares Redeemed	(102,058)	(1,107,241)	(115,818)	(1,222,982)

Net Increase (Decrease)	50,473	559,952	(56,882)	(600,538)

Class R6
Shares Sold	2,063,790	$22,153,859	3,703,333	$39,420,388
Shares Issued for Reinvested Dividends	78,259	842,229	30,408	323,855
Shares Redeemed	(758,865)	(8,108,050)	(143,790)	(1,526,282)

Net Increase (Decrease)	1,383,184	14,888,038	3,589,951	38,217,961

Class Y
Shares Sold	4,978,093	$52,895,478	5,602,467	$57,814,471
Shares Issued for Reinvested Dividends	541,963	5,841,235	1,821,712	18,814,698
Shares Redeemed	(19,384,083)	(206,536,067)	(6,775,090)	(70,516,335)

Net Increase (Decrease)	(13,864,027)	(147,799,354)	649,089	6,112,834

Class F
Shares Sold	22,514,389	$238,118,102	17,383,270	$178,690,231
Shares Issued for Reinvested Dividends	1,130,774	11,997,882	2,026,031	20,609,541
Shares Redeemed	(7,070,311)	(74,454,394)	(34,857,787)	(348,062,055)

Net Increase (Decrease)	16,574,852	175,661,590	(15,448,486)	(148,762,283)

Total Net Increase (Decrease)	15,416,265	$164,209,428	3,263,155	$46,692,421

World Bond Fund
Class A
Shares Sold	6,780,377	$71,099,603	17,509,270	$186,484,889
Shares Issued for Reinvested Dividends	886,129	9,297,465	1,559,019	16,244,806
Shares Redeemed	(7,181,396)	(74,643,885)	(11,870,173)	(125,798,446)

Net Increase (Decrease)	485,110	5,753,183	7,198,116	76,931,249

Class C
Shares Sold	1,114,158	$11,432,484	2,667,601	$27,699,556
Shares Issued for Reinvested Dividends	131,186	1,353,066	272,028	2,769,499
Shares Redeemed	(1,484,027)	(15,197,919)	(2,751,558)	(28,652,862)

Net Increase (Decrease)	(238,683)	(2,412,369)	188,071	1,816,193

Class I
Shares Sold	51,637,550	$546,299,863	109,021,517	$1,166,336,650
Shares Issued for Reinvested Dividends	4,399,956	46,477,616	8,330,170	87,483,275
Shares Redeemed	(70,765,203)	(741,479,337)	(93,337,615)	(1,001,215,415)

Net Increase (Decrease)	(14,727,697)	(148,701,858)	24,014,072	252,604,510

Class R3
Shares Sold	76,535	$793,042	94,716	$992,361
Shares Issued for Reinvested Dividends	3,518	36,727	4,743	49,135
Shares Redeemed	(86,421)	(877,254)	(26,934)	(283,813)

Net Increase (Decrease)	(6,368)	(47,485)	72,525	757,683

Class R4
Shares Sold	428,227	$4,430,090	950,496	$10,241,730
Shares Issued for Reinvested Dividends	23,437	245,772	6,012	63,589
Shares Redeemed	(48,273)	(502,651)	(45,874)	(488,262)

Net Increase (Decrease)	403,391	4,173,211	910,634	9,817,057

Class R5
Shares Sold	203,752	$2,132,447	496,165	$5,291,646
Shares Issued for Reinvested Dividends	13,645	144,102	19,966	210,139
Shares Redeemed	(132,576)	(1,394,821)	(283,234)	(3,027,780)

Net Increase (Decrease)	84,821	881,728	232,897	2,474,005

230

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

World Bond Fund – (continued)
Class R6
Shares Sold	6,388,538	$67,033,589	1,340,006	$14,401,847
Shares Issued for Reinvested Dividends	51,673	544,539	58,237	614,774
Shares Redeemed	(1,583,524)	(16,565,500)	(743,966)	(7,995,884)

Net Increase (Decrease)	4,856,687	51,012,628	654,277	7,020,737

Class Y
Shares Sold	7,276,603	$77,226,329	27,191,768	$293,099,600
Shares Issued for Reinvested Dividends	1,077,266	11,417,691	3,098,339	32,602,956
Shares Redeemed	(20,620,998)	(216,196,485)	(44,597,814)	(482,694,394)

Net Increase (Decrease)	(12,267,129)	(127,552,465)	(14,307,707)	(156,991,838)

Class F
Shares Sold	33,692,044	$355,521,813	62,411,375	$669,170,519
Shares Issued for Reinvested Dividends	4,604,459	48,705,433	7,698,936	81,054,043
Shares Redeemed	(37,833,649)	(395,156,542)	(29,639,426)	(318,087,074)

Net Increase (Decrease)	462,854	9,070,704	40,470,885	432,137,488

Total Net Increase (Decrease)	(20,947,014)	$(207,822,723)	59,433,770	$626,567,084

(1)	Inception date was February 28, 2019.

13.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 5, 2020. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated ratably by assets based on a Fund’s actual net assets if the Fund has total assets of less than or equal to $1.05 billion and for all other participating funds, based on the notional asset level of $1.05 billion. During and as of the six-month period ended April 30, 2020, none of the Funds had borrowings under this facility.

14.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Recent Accounting Pronouncement:

The FASB issued ASU 2017-08 (the “ASU”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU is effective for public entities for fiscal years beginning after December 15, 2018, and will become effective for private entities one year later. Upon initial adoption, the impacted Funds adjusted the cost of their callable debt securities by the cumulative amount of amortization that would have been recognized had the amortization period initially extended only to the earliest call date, with a corresponding reclassification between interest income and net realized gain (loss) on investments or net unrealized appreciation (depreciation) of investments in the Statements of Operations. The adoption of the ASU does not affect the impacted Funds’ net asset values and the cumulative effect to the impacted Funds resulting from the adoption of amending the amortization period to the earliest call date for callable debt securities is as follows:

		For the Six Months Ended April 30, 2020
Funds	Cost of Investments As of November 1, 2019	Interest Income	Net Unrealized Appreciation (Depreciation) of Investments	Net Realized Gains (Loss) on Investments
Emerging Markets Local Debt Fund	$216	$2	$68	$(70)
Floating Rate Fund	26,624	15,925	3,224	(19,149)
Floating Rate High Income Fund	6,753	3,162	4,193	(7,355)
High Yield Fund	171,005	9,237	53,793	(63,030)
Municipal Income Fund	(1,830)	160	(160)	—
Municipal Short Duration Fund	1,030	580	(580)	—
Municipal Opportunities Fund	(3,510)	328	(328)	—
Short Duration Fund	8,128	(2,606)	5,467	(2,861)
Strategic Income Fund	(74,024)	(57,272)	(1,535)	58,807
Total Return Bond Fund	4,922	(2,493)	(336)	2,829
World Bond Fund	152,934	(353,160)	271,103	82,057

231

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of each Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

16.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Company, on behalf of the Funds, dismissed Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal year ended October 31, 2019. EY’s report on the Funds’ financial statements for the fiscal periods ended October 31, 2018 and October 31, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal periods ended on October 31, 2018 and October 31, 2019 and through December 30, 2019 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 6, 2019, the Audit Committee of the Company’s Board of Directors participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Funds for the fiscal year ended October 31, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Company or the Board of Directors with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

17.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2020, events and transactions subsequent to April 30, 2020, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

PwC serves as the Funds’ Independent Registered Public Accounting Firm for the fiscal year ended October 31, 2020.

The affects to public health, business and market conditions resulting from the coronavirus (COVID-19) pandemic that escalated during the first quarter of 2020 and has extended into the second quarter of 2020 may have a significant negative impact on the performance of the Funds’ investments. The extent and duration of this impact is currently unclear.

After the close of business on or about July 24, 2020, the Quality Bond Fund is expected to be reorganized with and into the Total Return Bond Fund.

Effective as of the opening of business on June 5, 2020, Class I shares of the Total Return Bond Fund are no longer closed to new investors and are available for purchase by all eligible investors.

232

Hartford Fixed Income Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

233

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2020), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2020

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with the Funds’ sub-adviser.

MFSAR-FI20    06/20    217394    Printed in U.S.A.

HARTFORDFUNDS
Our benchmark is the investor.®

Hartford Multi-Strategy Funds

Semi-Annual Report

April 30, 2020 (Unaudited)

[1] Formerly, Hartford Multi-Asset Income Fund
[2] Formerly, The Hartford Balanced Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds' website (hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, by calling 1-888-843-7824. Your election to receive reports in paper will apply to all Hartford Funds held in your account if you invest through your financial intermediary or directly with a Fund.

If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Multi-Strategy Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2019 through April 30, 2020.

Market Review

During the six months ended April 30, 2020, U.S. stocks, as measured by the S&P 500 Index,1 lost 3.16%. The results for the period reflect the volatility and uncertainty that continued to grip markets under the shadow of the ongoing coronavirus disease (COVID-19) pandemic, as global authorities grappled with rising infection rates, overwhelmed hospitals, and devastated economies shut down by social distancing.

Prior to the initial COVID-19 outbreak in China, “normal” macro events dominated the headlines. The new United States-Mexico-Canada Agreement signed in early 2020 was seen as a potential positive for North American trade. Tensions around the U.S.-China trade dispute subsided with the signing in January 2020 of a Phase One agreement on tariffs and trade reforms. In the U.S., investors appeared to take the impeachment trial of President Trump in stride.

But starting in March, the expanding coronavirus pandemic devastated the world’s economies, triggering a global recession, record U.S. unemployment, extreme of market volatility, and the end of the longest bull market in U.S. economic history.

Through March and April, global economic leaders, including the U.S. Federal Reserve (Fed), responded quickly. In adopting a vigorous “whatever-it-takes” rescue strategy, the Fed acted to inject liquidity into the markets by reducing interest rates to near zero, and by pledging nearly $2.3 trillion in purchases of U.S. Treasuries, agency-backed securities, corporate bonds, and municipal fixed-income issues. On the fiscal side, the U.S. government unveiled a series of policy initiatives designed to reduce layoffs, assist small businesses, and stabilize stressed-out healthcare systems.

On March 27, 2020, the U.S. Congress enacted a $2 trillion economic stimulus package – the largest fiscal rescue package in U.S. history – providing some $350 billion in small-business loans to cover salaries, rent, paid leave, and other necessities. That loan package was quickly depleted by a crush of applicants, requiring a subsequent second round of small-business loan financing.

By April 30, 2020, some state and local governments were carefully weighing the gradual lifting of the stay-at-home orders that had been put in place in an effort to control the spread of the virus.

Needless to say, it’s impossible to predict how or when the economic and social damages caused by this global pandemic will be fully repaired. In these uncertain times, it’s more important than ever to maintain a strong relationship with your financial professional.

Thank you again for investing in Hartford Multi-Strategy Funds. For the most up-to-date information on our complete selection of funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.
The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

Hartford Multi-Strategy Funds

The Hartford Balanced Income Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 07/31/2006 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income with growth of capital as a secondary objective.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-3.31%	1.96%	5.21%	7.56%
Class A3	-8.63%	-3.65%	4.03%	6.95%
Class C2	-3.68%	1.21%	4.44%	6.77%
Class C4	-4.62%	0.23%	4.44%	6.77%
Class I2	-3.25%	2.22%	5.48%	7.83%
Class R3[2]	-3.48%	1.63%	4.88%	7.24%
Class R4[2]	-3.41%	1.85%	5.18%	7.55%
Class R5[2]	-3.18%	2.20%	5.47%	7.84%
Class R6[2]	-3.18%	2.34%	5.56%	7.97%
Class Y2	-3.23%	2.17%	5.52%	7.95%
Class F2	-3.15%	2.30%	5.55%	7.87%
45% Russell 1000 Value Index/44% Bloomberg Barclays Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index[5]	-5.84%	-0.86%	4.36%	6.99%
Russell 1000 Value Index	-13.66%	-11.01%	3.90%	8.54%
Bloomberg Barclays Corporate Index	2.00%	9.88%	4.57%	5.26%
JP Morgan Emerging Markets Bond Index Plus	-5.14%	-1.54%	2.80%	4.79%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index	-6.60%	-4.08%	3.45%	5.85%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Classes R3, R4 and R5 shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class Y shares. Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.91%	0.91%
Class C	1.66%	1.66%
Class I	0.65%	0.65%
Class R3	1.27%	1.27%
Class R4	0.98%	0.98%
Class R5	0.67%	0.67%
Class R6	0.58%	0.58%
Class Y	0.69%	0.68%
Class F	0.58%	0.58%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Security Type(1)

as of April 30, 2020

Category	Percentage of Net Assets
Equity Securities
Common Stocks	43.5%
Escrows	0.0 *
Preferred Stocks	0.0 *

Total	43.5%

Fixed Income Securities
Convertible Bonds	0.1%
Corporate Bonds	47.2
Foreign Government Obligations	3.7
Municipal Bonds	0.3
Senior Floating Rate Interests	0.1
U.S. Government Securities	0.3

Total	51.7%

Short-Term Investments	5.5
Other Assets & Liabilities	(0.7)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

2

Hartford AARP Balanced Retirement Fund (formerly, Hartford Multi-Asset Income Fund)

Fund Overview

April 30, 2020 (Unaudited)

Inception 04/30/2014 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return while seeking to mitigate downside risk.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	-3.99%	-1.69%	2.49%	2.52%
Class A4	-8.31%	-6.12%	1.55%	1.73%
Class C3	-4.38%	-2.44%	1.77%	1.78%
Class C5	-5.33%	-3.40%	1.77%	1.78%
Class I3	-3.94%	-1.42%	2.68%	2.72%
Class R3[3]	-4.29%	-1.73%	2.35%	2.35%
Class R4[3]	-4.04%	-1.41%	2.54%	2.56%
Class R5[3]	-3.99%	-1.48%	2.63%	2.67%
Class R6[3]	-3.90%	-1.42%	2.73%	2.77%
Class Y3	-3.94%	-1.55%	2.71%	2.75%
Class F3	-3.90%	-1.44%	2.72%	2.75%
Fund’s Current Benchmark
70% Bloomberg Barclays U.S. Aggregate Bond Index/ 30% MSCI ACWI Index (Net)[6]	1.34%	6.42%	4.20%	4.41%
Bloomberg Barclays U.S Aggregate Bond Index	4.86%	10.84%	3.80%	3.91%
MSCI ACWI Index (Net)	-7.68%	-4.96%	4.37%	4.87%
Fund’s Prior Benchmark
55% Bloomberg Barclays U.S. Aggregate Bond Index/ 45% S&P 500 Index[6]	1.67%	6.93%	6.46%	6.77%
S&P 500 Index	-3.16%	0.86%	9.12%	9.76%

[1]	Not Annualized
[2]	Inception: 04/30/2014
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
[6]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 2/28/19. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information prior to July 10, 2019 includes the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy.

Effective July 10, 2019, the Fund changed its benchmarks to Bloomberg Barclays U.S. Aggregate Bond Index and MSCI ACWI Index (Net), and changed its blended benchmark to 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI ACWI Index (Net). Prior to July 10, 2019, the Fund’s former blended benchmark was 55% Bloomberg Barclays U.S. Aggregate Bond Index and 45% S&P 500 Index. The Fund changed its benchmarks because Hartford Funds Management Company, LLC, the investment manager, believes that the new benchmarks better reflect the Fund’s investment strategy.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.09%	0.96%
Class C	1.84%	1.71%
Class I	0.80%	0.66%
Class R3	1.42%	1.18%
Class R4	1.12%	0.88%
Class R5	0.82%	0.55%
Class R6	0.71%	0.45%
Class Y	0.81%	0.55%
Class F	0.71%	0.45%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses and are based on estimated amounts. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Restricted securities may be more difficult to sell and price than other securities. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. •Investments in securities of other investment companies includes the risks that apply to such other investment companies’ strategies and holdings. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.

3

Hartford AARP Balanced Retirement Fund (formerly, Hartford Multi-Asset Income Fund)

Fund Overview – (continued)

April 30, 2020 (Unaudited)

Composition by Security Type(1)

as of April 30, 2020

Category	Percentage of Net Assets
Equity Securities
Affiliated Mutual Funds and Affiliated Exchange-Traded Funds	18.6%
Common Stocks	31.1
Convertible Preferred Stocks	0.0 *
Exchange-Traded Funds	5.9
Preferred Stocks	0.0 *
Warrants	0.0 *

Total	55.6%

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	4.1%
Convertible Bonds	0.1
Corporate Bonds	5.9
Foreign Government Obligations	8.4
Municipal Bonds	0.2
U.S. Government Agencies(2)	10.7
U.S. Government Securities	6.3

Total	35.7%

Short-Term Investments	21.7
Purchased Options	0.9
Other Assets & Liabilities	(13.9)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage backed securities as of April 30, 2020.

4

The Hartford Checks and Balances Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 05/31/2007 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation and income.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-3.98%	0.19%	5.52%	7.65%
Class A3	-9.26%	-5.32%	4.33%	7.05%
Class C2	-4.30%	-0.56%	4.72%	6.84%
Class C4	-5.20%	-1.49%	4.72%	6.84%
Class I2	-3.83%	0.49%	5.78%	7.92%
Class R3[2]	-4.17%	-0.20%	5.13%	7.26%
Class R4[2]	-4.02%	0.14%	5.45%	7.60%
Class R5[2]	-3.82%	0.14%	5.73%	7.89%
Class F2	-3.80%	0.58%	5.85%	7.96%
33.4% Russell 3000 Index/33.3% S&P 500 Index/ 33.3% Bloomberg Barclays U.S. Aggregate Bond Index[5]	-0.49%	4.07%	7.35%	9.19%
Russell 3000 Index	-4.33%	-1.04%	8.33%	11.29%
S&P 500 Index	-3.16%	0.86%	9.12%	11.69%
Bloomberg Barclays U.S. Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	0.93%	0.93%
Class C	1.70%	1.70%
Class I	0.67%	0.67%
Class R3	1.29%	1.29%
Class R4	0.97%	0.97%
Class R5	0.70%	0.70%
Class F	0.58%	0.58%

*

Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Since the Fund is not actively managed, it may underperform actively managed funds during certain markets. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds in direct proportion to the amount of assets it invests in each underlying fund. The underlying funds are subject to the risks of the general equity market, small- and mid-cap securities, foreign and emerging-markets securities, fixed-income securities (which carry credit, liquidity, duration, and interest-rate risk), high-yield (“junk”) bonds, mortgage related- and asset-backed securities, and derivatives.

Asset Allocation(1)

as of April 30, 2020 (Unaudited)

Fund Type	Percentage of Net Assets
Domestic Equity Funds	67.3%
Taxable Fixed Income Funds	32.3
Short-Term Investments	0.3
Other Assets & Liabilities	0.1

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

5

The Hartford Conservative Allocation Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 05/28/2004 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks current income and long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-2.97%	-0.11%	2.27%	3.18%
Class A3	-8.31%	-5.60%	1.12%	2.59%
Class C2	-3.29%	-0.89%	1.49%	2.40%
Class C4	-4.25%	-1.86%	1.49%	2.40%
Class I2	-2.83%	0.13%	2.54%	3.44%
Class R3[2]	-3.17%	-0.51%	1.96%	2.85%
Class R4[2]	-2.95%	-0.09%	2.30%	3.17%
Class R5[2]	-2.81%	0.13%	2.61%	3.48%
Class F2	-2.73%	0.32%	2.62%	3.48%
65% Bloomberg Barclays U.S. Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net)[5]	1.06%	6.03%	4.80%	5.93%
Bloomberg Barclays U.S. Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%
Russell 3000 Index	-4.33%	-1.04%	8.33%	11.29%
MSCI ACWI USA Index (Net)	-13.22%	-11.51%	-0.17%	2.89%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-advisers, Hartford Investment Management Company and Wellington Management Company LLP (“Wellington Management”). For the period 6/4/12 through 11/30/15, Wellington Management served as the sub-adviser to the Fund, using a modified investment strategy. Prior to 6/4/12, Hartford Investment Management Company served as the sub-adviser to the Fund, using a modified investment strategy.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.12%	1.12%
Class C	1.88%	1.88%
Class I	0.86%	0.86%
Class R3	1.47%	1.44%
Class R4	1.17%	1.14%
Class R5	0.87%	0.84%
Class F	0.76%	0.76%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount of assets it invests in each underlying fund. The underlying funds are subject to the risks of the general equity market, small- and mid-cap securities, foreign and emerging-markets securities, fixed-income securities (which carry credit, liquidity, duration, and interest-rate risk), high-yield (“junk”) bonds, mortgage related- and asset-backed securities, and derivatives.

Asset Allocation(1)

as of April 30, 2020 (Unaudited)

Fund Type	Percentage of Net Assets
Domestic Equity Funds	24.8%
International/Global Equity Funds	7.3
Multi-Strategy Funds	1.5
Taxable Fixed Income Funds	66.0
Short-Term Investments	0.4
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

6

The Hartford Global Real Asset Fund (consolidated)

Fund Overview

April 30, 2020 (Unaudited)

Inception 05/28/2010 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide long-term total returns that outpace inflation over a macroeconomic cycle.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	-15.66%	-17.34%	-3.51%	-1.98%
Class A4	-20.30%	-21.89%	-4.59%	-2.54%
Class C3	-15.96%	-17.95%	-4.22%	-2.70%
Class C5	-16.78%	-18.76%	-4.22%	-2.70%
Class I3	-15.45%	-17.14%	-3.23%	-1.72%
Class R3[3]	-15.68%	-17.54%	-3.74%	-2.21%
Class R4[3]	-15.60%	-17.38%	-3.47%	-1.93%
Class R5[3]	-15.46%	-17.06%	-3.19%	-1.68%
Class Y3	-15.55%	-17.14%	-3.17%	-1.64%
Class F3	-15.50%	-17.09%	-3.21%	-1.71%
Fund’s Current Benchmarks
40% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net)[6]	-11.76%	-11.06%	-1.09%	-1.31%
Bloomberg Barclays U.S. TIPS 1-10 Year Index	3.08%	6.16%	2.41%	2.63%
MSCI ACWI Commodity Producers Index (Net)	-24.41%	-29.66%	-5.62%	-2.31%
Bloomberg Commodity Index Total Return	-22.70%	-23.18%	-9.07%	-6.45%
MSCI World IMI Real Estate Index (Net)	-22.64%	-15.43%	0.37%	6.57%
MSCI ACWI Infrastructure Index (Net)	-11.75%	-5.11%	0.68%	5.29%
Fund’s Prior Benchmark
55% MSCI ACWI Commodity Producers Index (Net)/ 35% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 10% Bloomberg Commodity Index Total Return[6]	-14.51%	-16.82%	-2.69%	-0.54%

[1]	Not Annualized
[2]	Inception: 05/28/2010
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
[6]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Effective April 30, 2020, the Fund changed its blended benchmark to 40% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net). The Fund changed its blended benchmark because Hartford Funds Management Company, LLC believes that the new blended benchmark better reflects the Fund’s revised investment strategy.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.48%	1.27%
Class C	2.25%	2.02%
Class I	1.13%	1.02%
Class R3	1.76%	1.52%
Class R4	1.46%	1.22%
Class R5	1.16%	0.97%
Class Y	1.12%	0.92%
Class F	1.04%	0.92%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement or fee waiver arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. The expense reimbursement arrangement remains in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. The fee waiver remains in effect as long as the Fund remains invested in the subsidiary. Expenses shown include acquired fund fees and expenses and expenses of the Fund’s wholly-owned Cayman Islands subsidiary fund. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Investments in the commodities market and the natural-resource industry may increase the Fund’s liquidity risk, volatility and risk of loss if adverse developments occur. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • The value of the underlying real estate of real estate related securities may go down due to various factors, including but not limited to, strength of the economy, amount of new construction, laws and regulations, costs of real estate, availability of mortgages and changes in interest rates. • By investing in a Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with a non-U.S. subsidiary and its investments.

7

The Hartford Global Real Asset Fund (consolidated)

Fund Overview – (continued)

April 30, 2020 (Unaudited)

Composition by Security Type(1)

as of April 30, 2020

Category	Percentage of Net Assets
Equity Securities
Common Stocks	58.8%
Exchange-Traded Funds	3.1
Preferred Stocks	0.1

Total	62.0%

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	0.1%
Convertible Bonds	0.0 *
Corporate Bonds	0.5
Foreign Government Obligations	2.6
U.S. Government Agencies(2)	0.4
U.S. Government Securities	23.2

Total	26.8%

Short-Term Investments	12.5
Purchased Options	0.0 *
Other Assets & Liabilities	(1.3)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage backed securities as of April 30, 2020.

8

The Hartford Growth Allocation Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 05/28/2004 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-7.83%	-6.15%	2.47%	5.77%
Class A3	-12.90%	-11.31%	1.32%	5.17%
Class C2	-8.24%	-6.92%	1.70%	4.98%
Class C4	-9.13%	-7.82%	1.70%	4.98%
Class I2	-7.76%	-5.92%	2.79%	6.10%
Class R3[2]	-7.94%	-6.44%	2.16%	5.44%
Class R4[2]	-7.88%	-6.26%	2.45%	5.76%
Class R5[2]	-7.73%	-5.97%	2.75%	6.08%
Class F2	-7.68%	-5.83%	2.86%	6.14%
55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg Barclays U.S. Aggregate Bond Index[5]	4.86%	10.84%	3.80%	3.96%
Russell 3000 Index	-4.33%	-1.04%	8.33%	11.29%
MSCI ACWI ex USA Index (Net)	-13.22%	-11.51%	-0.17%	2.89%
Bloomberg Barclays U.S. Aggregate Bond Index	-4.54%	-1.07%	5.48%	7.90%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous subadvisers, Hartford Investment Management Company and Wellington Management Company LLP (“Wellington Management”). For the period 6/4/12 through 5/31/14, Wellington Management served as the sub-adviser to the Fund, using a modified investment strategy. Prior to 6/4/12, Hartford Investment Management Company served as the sub-adviser to the Fund, using a modified investment strategy.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.11%	1.11%
Class C	1.89%	1.89%
Class I	0.80%	0.80%
Class R3	1.42%	1.42%
Class R4	1.13%	1.13%
Class R5	0.81%	0.81%
Class F	0.72%	0.72%

*

Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount invested in each underlying fund. The underlying funds are subject to the risks of the general equity market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, duration, and interest-rate risk), high-yield (“junk”) bonds, mortgage related- and asset-backed securities, and derivatives.

Asset Allocation(1)

as of April 30, 2020 (Unaudited)

Fund Type	Percentage of Net Assets
Domestic Equity Funds	59.5%
International/Global Equity Funds	20.6
Multi-Strategy Funds	2.7
Taxable Fixed Income Funds	17.0
Short-Term Investments	0.3
Other Assets & Liabilities	(0.1)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

9

Hartford Moderate Allocation Fund

Fund Overview

April 30, 2020 (Unaudited)

Inception 05/28/2004 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation and income.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-5.72%	-3.61%	2.52%	4.42%
Class A3	-10.91%	-8.91%	1.37%	3.83%
Class C2	-6.11%	-4.32%	1.76%	3.65%
Class C4	-7.03%	-5.25%	1.76%	3.65%
Class I2	-5.60%	-3.33%	2.82%	4.73%
Class R3[2]	-5.87%	-3.90%	2.18%	4.07%
Class R4[2]	-5.76%	-3.65%	2.47%	4.38%
Class R5[2]	-5.69%	-3.42%	2.77%	4.69%
Class F2	-5.52%	-3.25%	2.87%	4.76%
40% Bloomberg Barclays U.S. Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net)[5]	4.86%	10.84%	3.80%	3.96%
Bloomberg Barclays US Aggregate Bond Index	-4.33%	-1.04%	8.33%	11.29%
Russell 3000 Index	-2.15%	1.97%	5.10%	6.94%
MSCI ACWI ex USA Index (Net)	-13.22%	-11.51%	-0.17%	2.89%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous subadvisers, Hartford Investment Management Company and Wellington Management Company LLP (“Wellington Management”). For the period 6/4/12 through 11/30/15, Wellington Management served as the sub-adviser to the Fund, using a modified investment strategy. Prior to 6/4/12, Hartford Investment Management Company served as the sub-adviser to the Fund, using a modified investment strategy.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.09%	1.09%
Class C	1.86%	1.86%
Class I	0.80%	0.80%
Class R3	1.42%	1.42%
Class R4	1.13%	1.13%
Class R5	0.81%	0.81%
Class F	0.72%	0.72%

*

Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount it invests in each underlying fund. The underlying funds are subject to the risks of the general equity market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, duration, and interest-rate risk), high-yield (“junk”) bonds, mortgage related- and asset-backed securities, and derivatives.

Asset Allocation(1)

as of April 30, 2020 (Unaudited)

Fund Type	Percentage of Net Assets
Domestic Equity Funds	42.1%
International/Global Equity Funds	15.5
Multi-Strategy Funds	2.3
Taxable Fixed Income Funds	39.9
Short-Term Investments	0.3
Other Assets & Liabilities	(0.1)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

10

Hartford Multi-Asset Income and Growth Fund (formerly, The Hartford Balanced Fund)

Fund Overview

April 30, 2020 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide a high level of current income consistent with growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-6.28%	-3.50%	3.66%	6.74%
Class A3	-11.43%	-8.81%	2.49%	6.13%
Class C2	-6.60%	-4.17%	2.93%	5.98%
Class C4	-7.40%	-4.98%	2.93%	5.98%
Class I2	-6.12%	-3.18%	3.96%	6.90%
Class R3[2]	-6.43%	-3.82%	3.37%	6.47%
Class R4[2]	-6.27%	-3.50%	3.67%	6.78%
Class R5[2]	-6.15%	-3.26%	3.98%	7.10%
Class R6[2]	-6.13%	-3.19%	4.05%	7.17%
Class Y2	-6.10%	-3.16%	4.04%	7.17%
Class F2	-6.09%	-3.15%	4.02%	6.93%
Fund’s Current Benchmark
55% Bloomberg Barclays U.S. Aggregate Bond Index/ 45% S&P 500 Index[5]	1.67%	6.93%	6.46%	7.66%
Bloomberg Barclays U.S. Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%
S&P 500 Index	-3.16%	0.86%	9.12%	11.69%
Fund’s Prior Benchmark
60% S&P 500 Index/ 35% Bloomberg Barclays Government/Credit Bond Index/ 5% ICE BofAML US 3-Month Treasury Bill Index[5]	0.42%	5.42%	7.23%	8.74%
Bloomberg Barclays Government/Credit Bond Index	5.36%	12.21%	4.11%	4.25%
ICE BofAML US 3-Month Treasury Bill Index	0.85%	2.07%	1.19%	0.64%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/20, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 3/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information prior to May 1, 2019 includes the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy.

Effective May 1, 2019, the Fund changed its benchmarks to Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index and its blended benchmark to 55% Bloomberg

Barclays U.S. Aggregate Bond Index/ 45% S&P 500 Index. The Fund’s former blended benchmark was the 60% S&P 500 Index/ 35% Bloomberg Barclays Government/Credit Bond Index/ 5% ICE BofAML US 3-Month Treasury Bill Index. The Fund changed its benchmarks because Hartford Funds Management Company, LLC, the investment manager, believes that the new benchmarks better reflect the Fund’s revised investment strategy.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.02%	1.02%
Class C	1.73%	1.73%
Class I	0.69%	0.69%
Class R3	1.35%	1.35%
Class R4	1.04%	1.04%
Class R5	0.74%	0.74%
Class R6	0.63%	0.63%
Class Y	0.73%	0.71%
Class F	0.62%	0.62%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/28/21 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/20.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in Equity Linked Notes (ELNs) are subject to interest, credit, management, counterparty, liquidity, and market risks, and as applicable, foreign security and currency risks. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Mortgage related- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Restricted securities may be more difficult to sell and price than other securities. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Investments in ETFs are subject to the risks that apply to the ETF’s strategies and portfolio holdings.

11

Hartford Multi-Asset Income and Growth Fund (formerly, The Hartford Balanced Fund)

Fund Overview – (continued)

April 30, 2020 (Unaudited)

Composition by Security Type(1)

as of April 30, 2020

Category	Percentage of Net Assets
Equity Securities
Common Stocks	23.7%
Equity Linked Securities	9.0
Exchange-Traded Funds	0.2

Total	32.9%

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	15.9%
Convertible Bonds	0.6
Corporate Bonds	26.4
Foreign Government Obligations	2.6
Municipal Bonds	0.9
Senior Floating Rate Interests	6.5
U.S. Government Agencies(2)	2.9
U.S. Government Securities	9.3

Total	65.1%

Short-Term Investments	2.4
Purchased Options	0.6
Other Assets & Liabilities	(1.0)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage backed securities as of April 30, 2020.

12

Hartford Multi-Strategy Funds

Benchmark Glossary (Unaudited)

Bloomberg Barclays Corporate Index (reflects no deduction for fees, expenses or taxes) is the Corporate component of the U.S. Credit Index within the Bloomberg Barclays U.S. Aggregate Bond Index.

Bloomberg Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) is designed to measure the non-securitized component of the U.S. Aggregate Index. It includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that are Securities and Exchange Commission registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Bloomberg Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes) is the 2% issuer cap component of the Bloomberg Barclays U.S. High Yield Index, which is an unmanaged broad-based market value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and non convertible debt registered with the Securities and Exchange Commission.

Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents U.S. Treasury inflation-protected securities having a maturity of at least 1 year and less than 10 years.

Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes) is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index (“BCOM”). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury bills.

ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

JP Morgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted index that tracks returns for actively traded external debt instruments in emerging markets.

MSCI All Country World (ACWI) Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets and emerging markets countries.

MSCI All Country World (ACWI) Commodity Producers Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI ACWI Index, the parent index, which covers mid and large cap securities across developed market and emerging market countries.

MSCI All Country World (ACWI) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

MSCI All Country World (ACWI) Infrastructure Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture the global opportunity set of companies that are owners or operators of infrastructure assets.

MSCI World IMI Core Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large, mid and small cap stocks across developed countries engaged in the ownership, development and management of specific core property type real estate.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalization.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

13

Hartford Multi-Strategy Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2019 through April 30, 2020. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (front-end sales loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Annualized expense ratio
The Hartford Balanced Income Fund

Class A	$1,000.00	$966.90	$4.30	$1,000.00	$1,020.49	$4.42	0.88%
Class C	$1,000.00	$963.20	$8.01	$1,000.00	$1,016.71	$8.22	1.64%
Class I	$1,000.00	$967.50	$3.08	$1,000.00	$1,021.73	$3.17	0.63%
Class R3	$1,000.00	$965.20	$6.06	$1,000.00	$1,018.70	$6.22	1.24%
Class R4	$1,000.00	$965.90	$4.69	$1,000.00	$1,020.09	$4.82	0.96%
Class R5	$1,000.00	$968.20	$3.18	$1,000.00	$1,021.63	$3.27	0.65%
Class R6	$1,000.00	$968.20	$2.74	$1,000.00	$1,022.08	$2.82	0.56%
Class Y	$1,000.00	$967.70	$3.23	$1,000.00	$1,021.58	$3.32	0.66%
Class F	$1,000.00	$968.50	$2.74	$1,000.00	$1,022.08	$2.82	0.56%

Hartford AARP Balanced Retirement Fund

Class A	$1,000.00	$960.10	$3.66	$1,000.00	$1,021.13	$3.77	0.75%
Class C	$1,000.00	$956.20	$7.30	$1,000.00	$1,017.40	$7.52	1.50%
Class I	$1,000.00	$960.60	$2.34	$1,000.00	$1,022.48	$2.41	0.48%
Class R3	$1,000.00	$957.10	$5.21	$1,000.00	$1,019.54	$5.37	1.07%
Class R4	$1,000.00	$959.60	$3.75	$1,000.00	$1,021.03	$3.87	0.77%
Class R5	$1,000.00	$960.10	$2.14	$1,000.00	$1,022.68	$2.21	0.44%
Class R6	$1,000.00	$961.00	$1.80	$1,000.00	$1,023.02	$1.86	0.37%
Class Y	$1,000.00	$960.60	$2.19	$1,000.00	$1,022.63	$2.26	0.45%
Class F	$1,000.00	$961.00	$1.76	$1,000.00	$1,023.07	$1.81	0.36%

The Hartford Checks and Balances Fund

Class A	$1,000.00	$960.20	$1.90	$1,000.00	$1,022.92	$1.96	0.39%
Class C	$1,000.00	$957.00	$5.69	$1,000.00	$1,019.05	$5.87	1.17%
Class I	$1,000.00	$961.70	$0.59	$1,000.00	$1,024.27	$0.60	0.12%
Class R3	$1,000.00	$958.30	$3.65	$1,000.00	$1,021.13	$3.77	0.75%
Class R4	$1,000.00	$959.80	$2.19	$1,000.00	$1,022.63	$2.26	0.45%
Class R5	$1,000.00	$961.80	$0.78	$1,000.00	$1,024.07	$0.81	0.16%
Class F	$1,000.00	$962.00	$0.20	$1,000.00	$1,024.66	$0.20	0.04%

14

Hartford Multi-Strategy Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses paid during the period November 1, 2019 through April 30, 2020	Annualized expense ratio
The Hartford Conservative Allocation Fund

Class A	$1,000.00	$970.30	$2.89	$1,000.00	$1,021.93	$2.97	0.59%
Class C	$1,000.00	$967.10	$6.75	$1,000.00	$1,018.00	$6.92	1.38%
Class I	$1,000.00	$971.70	$1.86	$1,000.00	$1,022.97	$1.91	0.38%
Class R3	$1,000.00	$968.30	$4.60	$1,000.00	$1,020.19	$4.72	0.94%
Class R4	$1,000.00	$970.50	$3.14	$1,000.00	$1,021.68	$3.22	0.64%
Class R5	$1,000.00	$971.90	$1.67	$1,000.00	$1,023.17	$1.71	0.34%
Class F	$1,000.00	$972.70	$1.08	$1,000.00	$1,023.77	$1.11	0.22%

The Hartford Global Real Asset Fund (consolidated)

Class A	$1,000.00	$843.40	$5.73	$1,000.00	$1,018.65	$6.27	1.25%
Class C	$1,000.00	$840.40	$9.15	$1,000.00	$1,014.92	$10.02	2.00%
Class I	$1,000.00	$845.50	$4.59	$1,000.00	$1,019.89	$5.02	1.00%
Class R3	$1,000.00	$843.20	$6.87	$1,000.00	$1,017.40	$7.52	1.50%
Class R4	$1,000.00	$844.00	$5.50	$1,000.00	$1,018.90	$6.02	1.20%
Class R5	$1,000.00	$845.40	$4.36	$1,000.00	$1,020.14	$4.77	0.95%
Class Y	$1,000.00	$844.50	$4.13	$1,000.00	$1,020.39	$4.52	0.90%
Class F	$1,000.00	$845.00	$4.13	$1,000.00	$1,020.39	$4.52	0.90%

The Hartford Growth Allocation Fund

Class A	$1,000.00	$921.70	$2.68	$1,000.00	$1,022.08	$2.82	0.56%
Class C	$1,000.00	$917.60	$6.48	$1,000.00	$1,018.10	$6.82	1.36%
Class I	$1,000.00	$922.40	$1.19	$1,000.00	$1,023.62	$1.26	0.25%
Class R3	$1,000.00	$920.60	$4.15	$1,000.00	$1,020.54	$4.37	0.87%
Class R4	$1,000.00	$921.20	$2.63	$1,000.00	$1,022.13	$2.77	0.55%
Class R5	$1,000.00	$922.70	$1.29	$1,000.00	$1,023.52	$1.36	0.27%
Class F	$1,000.00	$923.20	$0.77	$1,000.00	$1,024.07	$0.81	0.16%

Hartford Moderate Allocation Fund

Class A	$1,000.00	$942.80	$2.61	$1,000.00	$1,022.18	$2.72	0.54%
Class C	$1,000.00	$938.90	$6.41	$1,000.00	$1,018.25	$6.67	1.33%
Class I	$1,000.00	$944.00	$1.26	$1,000.00	$1,023.57	$1.31	0.26%
Class R3	$1,000.00	$941.30	$4.25	$1,000.00	$1,020.49	$4.42	0.88%
Class R4	$1,000.00	$942.40	$2.70	$1,000.00	$1,022.08	$2.82	0.56%
Class R5	$1,000.00	$943.10	$1.35	$1,000.00	$1,023.47	$1.41	0.28%
Class F	$1,000.00	$944.80	$0.82	$1,000.00	$1,024.02	$0.86	0.17%

Hartford Multi-Asset Income and Growth Fund

Class A	$1,000.00	$937.20	$4.96	$1,000.00	$1,019.74	$5.17	1.03%
Class C	$1,000.00	$934.00	$8.37	$1,000.00	$1,016.21	$8.72	1.74%
Class I	$1,000.00	$938.80	$3.37	$1,000.00	$1,021.38	$3.52	0.70%
Class R3	$1,000.00	$935.70	$6.11	$1,000.00	$1,018.55	$6.37	1.27%
Class R4	$1,000.00	$937.30	$5.01	$1,000.00	$1,019.69	$5.22	1.04%
Class R5	$1,000.00	$938.50	$3.61	$1,000.00	$1,021.13	$3.77	0.75%
Class R6	$1,000.00	$938.70	$3.04	$1,000.00	$1,021.73	$3.17	0.63%
Class Y	$1,000.00	$939.00	$3.33	$1,000.00	$1,021.43	$3.47	0.69%
Class F	$1,000.00	$939.10	$3.04	$1,000.00	$1,021.73	$3.17	0.63%

15

The Hartford Balanced Income Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 43.5%
	Automobiles & Components - 0.3%
388,302	Cie Generale des Etablissements Michelin SCA	$37,518,139

	Banks - 4.6%
7,277,577	Bank of America Corp.	175,025,727
2,445,728	JP Morgan Chase & Co.	234,202,913
504,194	M&T Bank Corp.	56,510,063
529,422	PNC Financial Services Group, Inc.	56,473,445
1,839,222	Truist Financial Corp.	68,639,765

		590,851,913

	Capital Goods - 4.9%
91,053	3M Co.	13,832,772
7,959,583	BAE Systems plc	50,769,657
812,374	Caterpillar, Inc.	94,544,086
1,434,725	Eaton Corp. plc	119,799,538
1,012,601	Emerson Electric Co.	57,748,635
640,121	General Dynamics Corp.	83,612,605
375,986	Lockheed Martin Corp.	146,281,113
608,528	Vinci S.A.	49,851,789

		616,440,195

	Consumer Durables & Apparel - 0.2%
493,600	VF Corp.	28,678,160

	Consumer Services - 0.6%
379,569	McDonald’s Corp.	71,191,962

	Diversified Financials - 0.5%
133,058	BlackRock, Inc.	66,800,438

	Energy - 2.3%
1,127,345	Chevron Corp.	103,715,740
178,500	ConocoPhillips	7,514,850
3,207,818	Kinder Morgan, Inc.	48,855,068
398,398	Phillips 66	29,150,782
2,139,150	TC Energy Corp.	98,447,465

		287,683,905

	Food & Staples Retailing - 0.2%
347,763	Sysco Corp.	19,568,624

	Food, Beverage & Tobacco - 3.6%
2,138,390	Archer-Daniels-Midland Co.	79,419,805
1,479,250	Coca-Cola Co.	67,882,782
42,800	Diageo plc ADR	5,934,220
261,200	Kellogg Co.	17,108,600
1,464,057	Mondelez International, Inc. Class A	75,311,092
543,487	PepsiCo., Inc.	71,897,895
1,923,805	Philip Morris International, Inc.	143,515,853

		461,070,247

	Health Care Equipment & Services - 1.7%
1,265,305	CVS Health Corp.	77,879,523
1,417,573	Medtronic plc	138,397,652

		216,277,175

	Household & Personal Products - 1.4%
856,013	Procter & Gamble Co.	100,898,252
1,650,463	Unilever N.V.	81,565,882

		182,464,134

	Insurance - 2.9%
590,738	Chubb Ltd.	63,805,611
3,066,010	MetLife, Inc.	110,621,641
572,234	Principal Financial Group, Inc.	20,835,040
1,705,990	Progressive Corp.	131,873,027
379,664	Travelers Cos., Inc.	38,425,794

		365,561,113

	Media & Entertainment - 1.2%
4,129,681	Comcast Corp. Class A	155,399,896

Shares or Principal Amount		Market Value†
COMMON STOCKS - 43.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
1,831,758	AstraZeneca plc ADR	$95,764,308
456,482	Bristol-Myers Squibb Co.	27,758,670
311,315	Eli Lilly & Co.	48,141,752
1,343,318	Johnson & Johnson	201,551,433
879,843	Merck & Co., Inc.	69,806,744
938,124	Novartis AG	80,058,051
6,101,284	Pfizer, Inc.	234,045,254
311,813	Roche Holding AG	107,980,014

		865,106,226

	Real Estate - 1.3%
1,070,770	Crown Castle International Corp. REIT	170,712,861

	Retailing - 1.0%
548,638	Home Depot, Inc.	120,607,091

	Semiconductors & Semiconductor Equipment - 2.0%
169,231	Analog Devices, Inc.	18,547,717
2,310,512	Intel Corp.	138,584,510
289,946	KLA Corp.	47,577,239
473,641	Texas Instruments, Inc.	54,975,511

		259,684,977

	Technology Hardware & Equipment - 1.9%
3,960,987	Cisco Systems, Inc.	167,866,629
3,609,880	Corning, Inc.	79,453,459

		247,320,088

	Telecommunication Services - 1.6%
529,227	BCE, Inc.	21,401,766
3,052,680	Verizon Communications, Inc.	175,376,466

		196,778,232

	Transportation - 0.9%
719,424	Union Pacific Corp.	114,956,761

	Utilities - 3.6%
800,458	American Electric Power Co., Inc.	66,526,064
1,502,079	Dominion Energy, Inc.	115,855,353
763,891	Duke Energy Corp.	64,671,012
683,174	Eversource Energy	55,132,142
1,937,132	Exelon Corp.	71,828,855
685,723	Sempra Energy	84,926,794

		458,940,220

	Total Common Stocks (cost $5,075,619,770)	$5,533,612,357

PREFERRED STOCKS - 0.0%
	Diversified Financials - 0.0%
29,500	GMAC Capital Trust Series 2, 7.48%(1)	$665,225

	Total Preferred Stocks (cost $773,012)	$665,225

CORPORATE BONDS - 47.2%
	Advertising - 0.0%
	Lamar Media Corp.
$345,000	3.75%, 02/15/2028(2)	$317,616
1,715,000	5.75%, 02/01/2026	1,744,326
	Outfront Media Capital LLC
1,605,000	4.63%, 03/15/2030(2)	1,468,575
1,167,000	5.00%, 08/15/2027(2)	1,114,368

		4,644,885

	Aerospace/Defense - 1.3%
445,000	Arconic, Inc. 5.95%, 02/01/2037	417,173
2,455,000	BAE Systems plc 3.40%, 04/15/2030(2)	2,657,375

The accompanying notes are an integral part of these financial statements.

16

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Aerospace/Defense - 1.3% - (continued)
	Boeing Co.
$7,000,000	3.25%, 02/01/2035	$5,797,949
4,430,000	3.75%, 02/01/2050	3,541,019
13,025,000	5.04%, 05/01/2027	13,025,000
10,835,000	5.71%, 05/01/2040	10,835,000
3,250,000	5.93%, 05/01/2060	3,250,000
	DAE Funding LLC
670,000	4.50%, 08/01/2022(2)	596,300
1,365,000	5.00%, 08/01/2024(2)	1,208,025
880,000	Embraer Overseas Ltd. 5.70%, 09/16/2023(3)	789,800
425,000	Howmet Aerospace, Inc. 6.88%, 05/01/2025	433,400
	L3Harris Technologies, Inc.
1,900,000	2.90%, 12/15/2029	1,939,611
29,890,000	3.85%, 06/15/2023(2)	31,321,714
7,545,000	4.40%, 06/15/2028(2)	8,520,703
	Lockheed Martin Corp.
5,340,000	3.60%, 03/01/2035	6,366,329
6,025,000	4.50%, 05/15/2036	7,523,655
	Northrop Grumman Corp.
10,830,000	2.93%, 01/15/2025	11,508,963
3,200,000	3.25%, 01/15/2028	3,474,495
4,000,000	4.03%, 10/15/2047	4,822,741
	TransDigm, Inc.
2,700,000	5.50%, 11/15/2027(2)	2,281,500
5,370,000	6.25%, 03/15/2026(2)	5,255,887
505,000	8.00%, 12/15/2025(2)	525,200
	United Technologies Corp.
5,000,000	3.75%, 11/01/2046	5,894,595
8,945,000	3.95%, 08/16/2025	10,082,752
1,925,000	4.50%, 06/01/2042	2,447,822
5,965,000	4.63%, 11/16/2048	7,995,190
5,300,000	5.70%, 04/15/2040	7,565,627
1,890,000	6.13%, 07/15/2038	2,805,569

		162,883,394

	Agriculture - 0.9%
	Altria Group, Inc.
7,655,000	3.80%, 02/14/2024	8,196,703
12,330,000	3.88%, 09/16/2046	12,041,432
1,560,000	4.25%, 08/09/2042	1,543,432
2,590,000	4.40%, 02/14/2026	2,872,449
6,825,000	4.80%, 02/14/2029	7,639,199
15,655,000	5.38%, 01/31/2044	17,889,161
552,000	5.95%, 02/14/2049	692,408
	BAT Capital Corp.
8,515,000	3.22%, 09/06/2026	8,755,139
16,795,000	3.22%, 08/15/2024	17,431,033
9,765,000	3.46%, 09/06/2029	9,967,903
1,655,000	5.28%, 04/02/2050	1,918,654
12,840,000	Cargill, Inc. 2.13%, 04/23/2030(2)	13,020,783
	Imperial Brands Finance plc
6,455,000	3.50%, 02/11/2023(2)	6,536,181
5,360,000	3.75%, 07/21/2022(2)	5,430,794
445,000	JBS Investments II GmbH 5.75%, 01/15/2028(3)	433,875
490,000	MHP Lux S.A. 6.25%, 09/19/2029(3)	411,678
	Philip Morris International, Inc.
1,230,000	4.13%, 03/04/2043	1,385,194
1,980,000	4.25%, 11/10/2044	2,297,378

		118,463,396

	Airlines - 0.1%
	Bombardier, Inc.
4,845,000	6.13%, 01/15/2023(2)	3,464,175
3,240,000	7.88%, 04/15/2027(2)	2,097,900
981	Continental Airlines, Inc. 6.90%, 10/19/2023	915

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 47.2% - (continued)
		Airlines - 0.1% - (continued)
	$1,000,000	Delta Air Lines, Inc. 7.00%, 05/01/2025(2)	$1,026,353

			6,589,343

		Apparel - 0.0%
	4,675,000	NIKE, Inc. 3.25%, 03/27/2040	5,079,431
	850,000	VF Corp. 2.40%, 04/23/2025	864,460

			5,943,891

		Auto Manufacturers - 0.3%
		Ford Motor Co.
	500,000	4.35%, 12/08/2026	396,250
	1,100,000	4.75%, 01/15/2043	701,250
	1,400,000	8.50%, 04/21/2023	1,380,750
	1,400,000	9.00%, 04/22/2025	1,363,250
	3,200,000	Ford Motor Credit Co. LLC 4.54%, 08/01/2026	2,744,000
		General Motors Co.
	9,235,000	5.15%, 04/01/2038	7,607,237
	4,917,000	5.20%, 04/01/2045	3,941,688
	1,325,000	6.25%, 10/02/2043	1,159,813
		General Motors Financial Co., Inc.
	950,000	2.90%, 02/26/2025	860,909
	5,985,000	3.50%, 11/07/2024	5,522,346
	4,245,000	4.35%, 01/17/2027	3,874,689
	3,265,000	Volkswagen Group of America Finance LLC 3.88%, 11/13/2020(2)	3,270,304

			32,822,486

		Auto Parts & Equipment - 0.0%
		Adient Global Holdings Ltd.
EUR	1,930,000	3.50%, 08/15/2024(3)	1,646,173
	$1,385,000	4.88%, 08/15/2026(2)	1,033,210
	495,000	Delphi Technologies plc 5.00%, 10/01/2025(2)	462,825
	1,375,000	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 8.50%, 05/15/2027(2)	1,165,312

			4,307,520

		Beverages - 1.9%
	810,000	Anadolu Efes Biracilik Ve Malt Sanayii AS 3.38%, 11/01/2022(3)	770,990
		Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
	15,660,000	3.65%, 02/01/2026	17,063,025
	20,055,000	4.70%, 02/01/2036	22,448,238
	24,351,000	4.90%, 02/01/2046	28,095,956
	71,000	Anheuser-Busch InBev Finance, Inc. 4.00%, 01/17/2043	72,666
		Anheuser-Busch InBev Worldwide, Inc.
	9,174,000	3.75%, 07/15/2042	9,376,608
	8,930,000	4.15%, 01/23/2025	9,942,643
	2,720,000	4.35%, 06/01/2040	2,976,148
	7,095,000	4.38%, 04/15/2038	7,640,201
	2,805,000	4.50%, 06/01/2050	3,139,291
	7,750,000	4.60%, 04/15/2048	8,590,546
	10,135,000	4.75%, 04/15/2058	11,403,490
	1,429,000	5.45%, 01/23/2039	1,721,696
	5,350,000	5.55%, 01/23/2049	6,688,915
	5,365,000	Bacardi Ltd. 5.15%, 05/15/2038(2)	5,943,484
		Coca-Cola Co.
	14,755,000	1.65%, 06/01/2030	14,727,825
	15,000,000	2.50%, 06/01/2040	14,948,288
	405,000	Coca-Cola Icecek AS 4.22%, 09/19/2024(3)	396,778
		Constellation Brands, Inc.
	720,000	2.88%, 05/01/2030	731,917
	1,585,000	3.15%, 08/01/2029	1,640,024
	3,680,000	3.20%, 02/15/2023	3,833,192
	430,000	3.50%, 05/09/2027	457,379

The accompanying notes are an integral part of these financial statements.

17

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Beverages - 1.9% - (continued)
$7,893,000	3.60%, 02/15/2028	$8,430,542
400,000	3.70%, 12/06/2026	425,453
22,750,000	4.40%, 11/15/2025	25,091,986
150,000	4.65%, 11/15/2028	172,414
	Diageo Capital plc
900,000	1.38%, 09/29/2025	899,597
12,987,000	2.00%, 04/29/2030	12,959,374
330,000	Embotelladora Andina S.A. 3.95%, 01/21/2050(3)	317,216
	Keurig Dr Pepper, Inc.
1,330,000	3.20%, 05/01/2030	1,416,912
750,000	3.80%, 05/01/2050	798,990
2,805,000	Molson Coors Brewing Co. 3.00%, 07/15/2026	2,783,702
	PepsiCo, Inc.
6,290,000	1.63%, 05/01/2030	6,222,652
6,500,000	3.38%, 07/29/2049	7,415,726
1,700,000	Philip Morris International, Inc. 1.50%, 05/01/2025	1,698,649

		241,242,513

	Biotechnology - 0.3%
	Amgen, Inc.
2,400,000	1.90%, 02/21/2025	2,456,224
4,745,000	2.20%, 02/21/2027	4,871,562
3,405,000	3.15%, 02/21/2040	3,544,545
9,525,000	3.38%, 02/21/2050	10,217,450
7,025,000	4.40%, 05/01/2045	8,609,400
1,905,000	4.56%, 06/15/2048	2,425,190

		32,124,371

	Chemicals - 0.6%
	Air Products and Chemicals, Inc.
2,990,000	1.50%, 10/15/2025	3,016,591
4,840,000	1.85%, 05/15/2027	4,903,857
	Braskem Netherlands Finance B.V.
1,365,000	4.50%, 01/10/2028(3)	1,160,250
1,155,000	4.50%, 01/31/2030(2)	935,550
660,000	5.88%, 01/31/2050(2)	506,550
	CF Industries, Inc.
245,000	4.95%, 06/01/2043	250,358
1,361,000	5.15%, 03/15/2034	1,415,440
390,000	5.38%, 03/15/2044	403,650
9,415,000	Dow Chemical Co. 4.55%, 11/30/2025	10,261,843
	DuPont de Nemours, Inc.
370,000	4.49%, 11/15/2025	407,478
8,300,000	4.73%, 11/15/2028	9,427,231
815,000	Eastman Chemical Co. 3.80%, 03/15/2025	853,116
590,000	Ecolab, Inc. 4.80%, 03/24/2030	725,686
450,000	Huntsman International LLC 4.50%, 05/01/2029	433,557
385,000	LYB International Finance B.V. 4.00%, 07/15/2023	400,008
8,055,000	LYB International Finance LLC 2.88%, 05/01/2025	8,148,720
1,342,000	Methanex Corp. 5.65%, 12/01/2044	918,196
495,000	NOVA Chemicals Corp. 5.00%, 05/01/2025(2)	418,077
	OCP S.A.
3,919,000	4.50%, 10/22/2025(3)	4,043,389
340,000	6.88%, 04/25/2044(3)	402,050
455,000	Olin Corp. 5.13%, 09/15/2027	415,597
	Sherwin-Williams Co.
1,041,000	2.75%, 06/01/2022	1,051,580
16,335,000	2.95%, 08/15/2029	16,937,808
385,000	3.30%, 02/01/2025	386,517
2,710,000	3.30%, 05/15/2050	2,773,122
1,740,000	4.50%, 06/01/2047	2,103,511
950,000	4.55%, 08/01/2045	1,094,043

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 47.2% - (continued)
		Chemicals - 0.6% - (continued)
		Syngenta Finance N.V.
	$3,000,000	4.89%, 04/24/2025(2)	$3,026,904
	1,225,000	5.18%, 04/24/2028(2)	1,241,152
	450,000	Tallinna Sadam A.S. 6.63%, 05/15/2023	420,750
	465,000	Westlake Chemical Corp. 4.38%, 11/15/2047	407,717

			78,890,298

		Coal - 0.0%
	3,405,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(2)(4)	4,256

		Commercial Banks - 8.8%
EUR	1,600,000	Banco de Sabadell S.A. 6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR Swap + 6.414% thereafter)(3)(5)(6)	1,262,419
		Banco do Brasil S.A.
	$845,000	4.63%, 01/15/2025, 5 year EUR Swap + 7.591%(2)	823,136
	1,680,000	4.75%, 03/20/2024, 5 year EUR Swap + 7.591%(2)	1,646,484
	210,000	4.88%, 04/19/2023(2)	210,000
	425,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5.38%, 04/17/2025(2)	436,156
		Bancolombia S.A.
	1,380,000	3.00%, 01/29/2025	1,277,369
	835,000	4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(6)	720,188
	610,000	Bank Leumi Le-Israel BM 3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(2)(3)(6)	563,793
		Bank of America Corp.
	8,185,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(6)	8,371,406
	40,135,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(6)	40,635,203
	7,090,000	2.88%, 10/22/2030, (2.88% fixed rate until 10/22/2029; 3 mo. USD LIBOR + 1.190% thereafter)(6)	7,386,980
	3,733,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(6)	3,857,876
	15,270,000	3.09%, 10/01/2025, (3.09% fixed rate until 10/01/2024; 3 mo. USD LIBOR + 1.090% thereafter)(6)	16,005,410
	7,500,000	3.12%, 01/20/2023, (3.12% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.160% thereafter)(6)	7,698,375
	9,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD LIBOR + 1.575% thereafter)(6)	10,443,310
	5,015,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(6)	5,347,019
	15,235,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(6)	18,294,279
	4,260,000	4.10%, 07/24/2023	4,609,432
	3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD LIBOR + 1.814% thereafter)(6)	3,766,030
	13,375,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD LIBOR + 1.520% thereafter)(6)	16,669,508

The accompanying notes are an integral part of these financial statements.

18

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Banks - 8.8% - (continued)
$1,760,000	5.00%, 01/21/2044	$2,301,083
9,525,000	7.75%, 05/14/2038	14,994,675
	Bank of New York Mellon Corp.
17,290,000	2.10%, 10/24/2024	17,776,908
15,380,000	2.20%, 08/16/2023	15,764,848
	BB&T Corp.
15,195,000	2.50%, 08/01/2024	15,669,584
16,265,000	3.05%, 06/20/2022	16,803,265
17,800,000	BNP Paribas S.A. 2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(2)(6)	17,943,307
	Citigroup, Inc.
3,930,000	2.67%, 01/29/2031, (2.67% fixed rate until 01/29/2030; 3 mo. USD SOFR + 1.146% thereafter)(6)	3,953,873
11,755,000	2.98%, 11/05/2030, (2.98% fixed rate until 11/05/2029; 3 mo. USD SOFR + 1.422% thereafter)(6)	12,049,448
3,770,000	3.20%, 10/21/2026	3,971,297
24,410,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(6)	25,653,218
31,500,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(6)	34,696,560
7,325,000	4.30%, 11/20/2026	7,959,357
5,180,000	4.45%, 09/29/2027	5,674,381
2,350,000	4.60%, 03/09/2026	2,590,943
410,000	Cooperatieve Rabobank UA 3.75%, 07/21/2026	431,401
	Credit Suisse Group AG
9,580,000	3.00%, 12/14/2023, (3.00% fixed rate until 12/14/2022; 3 mo. USD LIBOR + 1.200% thereafter)(2)(6)	9,749,341
9,725,000	4.21%, 06/12/2024, (4.21% fixed rate until 06/12/2023; 3 mo. USD LIBOR + 1.240% thereafter)(2)(6)	10,213,653
3,855,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(3)(5)(6)	3,951,375
10,410,000	Credit Suisse Group Funding Guernsey Ltd. 3.80%, 09/15/2022	10,817,942
	Discover Bank
1,470,000	3.35%, 02/06/2023	1,491,272
5,855,000	4.20%, 08/08/2023	6,104,736
19,000,000	Fifth Third Bank 3.95%, 07/28/2025	21,191,834
	Goldman Sachs Group, Inc.
14,115,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(6)	14,451,568
28,540,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(6)	29,837,843
6,345,000	3.50%, 01/23/2025	6,710,488
9,820,000	3.50%, 11/16/2026	10,434,537
4,345,000	4.00%, 03/03/2024	4,668,658
23,347,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(6)	25,628,206
6,355,000	4.80%, 07/08/2044	7,737,182
1,835,000	5.15%, 05/22/2045	2,229,629
2,015,000	Grupo Aval Ltd. 4.75%, 09/26/2022(3)	1,989,813

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Banks - 8.8% - (continued)
	HSBC Holdings plc
$10,575,000	3.03%, 11/22/2023, (3.03% fixed rate until 11/22/2022; 3 mo. USD LIBOR + 0.923% thereafter)(6)	$10,884,178
4,695,000	3.26%, 03/13/2023, (3.26% fixed rate until 03/13/2022; 3 mo. USD LIBOR + 1.055% thereafter)(6)	4,814,282
13,270,000	3.60%, 05/25/2023	13,920,710
5,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(6)	6,331,409
7,245,000	4.25%, 03/14/2024	7,686,603
6,755,000	4.30%, 03/08/2026	7,467,641
4,440,000	6.80%, 06/01/2038	6,304,471
1,205,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(3)	1,323,524
425,000	Intesa Sanpaolo S.p.A. 3.88%, 01/12/2028(2)(7)	418,096
2,985,000	Itau Unibanco Holding S.A. 2.90%, 01/24/2023(2)	2,880,555
	JP Morgan Chase & Co.
15,385,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(6)	15,705,057
15,585,000	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 3 mo. USD SOFR + 1.510% thereafter)(6)	16,143,416
22,475,000	2.97%, 01/15/2023	23,120,210
3,860,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. SOFR + 2.460% thereafter)(6)	4,006,005
5,455,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(6)	5,648,787
11,310,000	3.21%, 04/01/2023, (3.21% fixed rate until 04/01/2022; 3 mo. USD LIBOR + 0.695% thereafter)(6)	11,667,374
9,440,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(6)	9,940,626
19,950,000	3.30%, 04/01/2026	21,381,735
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD LIBOR + 1.360% thereafter)(6)	7,106,113
10,685,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(6)	11,836,999
15,520,000	3.96%, 11/15/2048, (3.96% fixed rate until 11/15/2047; 3 mo. USD LIBOR + 1.380% thereafter)(6)	18,357,690
2,251,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(6)	2,436,582
4,055,000	4.26%, 02/22/2048, (4.26% fixed rate until 02/22/2047; 3 mo. USD LIBOR + 1.580% thereafter)(6)	4,963,850
6,000,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(6)	7,095,689
12,025,000	KeyCorp. 2.55%, 10/01/2029	11,591,284
	Morgan Stanley
16,420,000	0.73%, 01/20/2023, 3 mo. USD SOFR + 0.700%(1)	15,832,403
4,505,000	2.50%, 04/21/2021	4,560,107
13,795,000	2.63%, 11/17/2021	14,014,439

The accompanying notes are an integral part of these financial statements.

19

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Banks - 8.8% - (continued)
$7,795,000	2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 3 mo. USD SOFR + 1.152% thereafter)(6)	$8,022,701
10,625,000	2.75%, 05/19/2022	10,884,325
2,945,000	3.13%, 01/23/2023	3,063,197
8,665,000	3.13%, 07/27/2026	9,193,062
2,935,000	3.70%, 10/23/2024	3,166,661
6,880,000	3.74%, 04/24/2024, (3.74% fixed rate until 04/24/2023; 3 mo. USD LIBOR + 0.847% thereafter)(6)	7,295,242
9,690,000	4.00%, 07/23/2025	10,670,209
6,050,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(6)	6,997,503
15,825,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD LIBOR + 1.431% thereafter)(6)	19,092,640
365,000	5.00%, 11/24/2025	412,335
5,000,000	5.60%, 03/24/2051, (5.60% fixed rate until 03/24/2050; 3 mo. USD SOFR + 4.840% thereafter)(6)	7,184,578
3,600,000	PNC Bank NA 2.70%, 10/22/2029	3,726,630
	PNC Financial Services Group, Inc.
19,220,000	3.45%, 04/23/2029	21,133,207
9,310,000	3.90%, 04/29/2024	10,125,078
	Santander Holdings USA, Inc.
6,970,000	3.40%, 01/18/2023	7,016,075
6,145,000	3.70%, 03/28/2022	6,223,410
8,700,000	Santander UK Group Holdings plc 3.57%, 01/10/2023	8,864,862
	State Street Corp.
735,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(2)(6)	780,639
120,000	3.15%, 03/30/2031, (3.15% fixed rate until 03/30/2030; 3 mo. USD SOFR + 2.650% thereafter)(2)(6)	131,374
7,445,000	3.78%, 12/03/2024, (3.78% fixed rate until 12/03/2023; 3 mo. USD LIBOR + 0.770% thereafter)(6)	8,061,868
13,085,000	Truist Bank 2.25%, 03/11/2030	12,733,883
4,005,000	Truist Financial Corp. 2.20%, 03/16/2023	4,096,420
13,325,000	U.S. Bancorp 2.40%, 07/30/2024	13,886,721
21,500,000	UBS Group AG 2.65%, 02/01/2022(2)	21,869,168
425,000	UniCredit S.p.A. 3.75%, 04/12/2022(2)	429,290
14,905,000	US Bank NA 2.05%, 01/21/2025	15,274,395
2,655,000	Wachovia Corp. 5.50%, 08/01/2035	3,320,126
	Wells Fargo & Co.
19,030,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(6)	19,320,522
8,000,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD LIBOR + 1.000% thereafter)(6)	7,942,687
16,935,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD LIBOR + 1.170% thereafter)(6)	17,329,452
8,055,000	3.07%, 01/24/2023	8,253,407
9,965,000	3.45%, 02/13/2023	10,381,173
11,840,000	3.75%, 01/24/2024	12,636,979
880,000	4.40%, 06/14/2046	991,710
3,690,000	4.65%, 11/04/2044	4,327,241
2,655,000	4.75%, 12/07/2046	3,147,570
3,026,000	4.90%, 11/17/2045	3,630,124
1,475,000	5.38%, 11/02/2043	1,873,645
4,408,000	5.61%, 01/15/2044	5,778,155

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Banks - 8.8% - (continued)
	Wells Fargo Bank NA
$10,000,000	2.60%, 01/15/2021	$10,108,608
12,920,000	3.55%, 08/14/2023	13,770,949

		1,126,054,254

	Commercial Services - 0.6%
715,000	Aeropuerto Internacional de Tocumen S.A. 6.00%, 11/18/2048(2)	722,150
	APX Group, Inc.
4,340,000	7.63%, 09/01/2023(7)	3,385,200
1,523,000	7.88%, 12/01/2022	1,455,089
2,620,000	Ashtead Capital, Inc. 4.00%, 05/01/2028(2)	2,502,100
386,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(2)	285,640
190,000	Cardtronics, Inc. / Cardtronics USA, Inc. 5.50%, 05/01/2025(2)	180,500
	Equifax, Inc.
19,085,000	2.60%, 12/01/2024	19,358,408
425,000	2.60%, 12/15/2025	430,439
1,305,000	3.10%, 05/15/2030	1,316,692
	Global Payments, Inc.
9,010,000	2.65%, 02/15/2025	9,267,468
255,000	4.15%, 08/15/2049	274,608
7,075,000	4.45%, 06/01/2028	7,909,523
2,570,000	Herc Holdings, Inc. 5.50%, 07/15/2027(2)	2,409,118
	IHS Markit Ltd.
11,565,000	4.13%, 08/01/2023	12,379,754
760,000	4.75%, 02/15/2025(2)	822,616
	Moody’s Corp.
11,195,000	2.63%, 01/15/2023	11,520,312
370,000	3.75%, 03/24/2025	399,581
	Service Corp. International
775,000	4.63%, 12/15/2027	792,213
550,000	5.13%, 06/01/2029	572,000
	United Rentals North America, Inc.
420,000	3.88%, 11/15/2027	410,550
2,035,000	5.88%, 09/15/2026	2,090,963

		78,484,924

	Construction Materials - 0.3%
555,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(2)	476,246
	Carrier Global Corp.
19,175,000	2.49%, 02/15/2027(2)	18,370,361
5,505,000	2.72%, 02/15/2030(2)	5,203,255
500,000	Cemex S.A.B. de C.V. 5.45%, 11/19/2029(3)	412,500
	Johnson Controls International plc
985,000	4.50%, 02/15/2047	1,117,808
2,971,000	4.63%, 07/02/2044	3,314,667
2,869,000	4.95%, 07/02/2064(8)	3,191,204
1,280,000	Norbord, Inc. 5.75%, 07/15/2027(2)	1,164,800
3,925,000	Standard Industries, Inc. 5.38%, 11/15/2024(2)	3,934,812

		37,185,653

	Distribution/Wholesale - 0.0%
1,145,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(2)	1,086,399
2,750,000	Core & Main Holdings L.P. (8.63% Cash, 9.38% PIK) 8.63%, 09/15/2024(2)(9)	2,612,500
875,000	Performance Food Group, Inc. 5.50%, 10/15/2027(2)	831,267

		4,530,166

	Diversified Financial Services - 0.6%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4,820,000	3.88%, 01/23/2028	4,054,756
695,000	4.45%, 10/01/2025	611,634
425,000	Air Lease Corp. 2.30%, 02/01/2025	368,105

The accompanying notes are an integral part of these financial statements.

20

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Diversified Financial Services - 0.6% - (continued)
	Ally Financial, Inc.
$1,950,000	3.88%, 05/21/2024	$1,915,875
825,000	5.80%, 05/01/2025	879,574
10,955,000	BlackRock, Inc. 1.90%, 01/28/2031	10,951,673
2,675,000	Capital One Financial Corp. 3.80%, 01/31/2028(7)	2,721,919
	Credit Acceptance Corp.
1,585,000	5.13%, 12/31/2024(2)	1,390,837
1,325,000	6.63%, 03/15/2026	1,192,500
390,000	CSN Islands Corp. 6.75%, 01/28/2028(2)	254,475
1,170,000	Fly Leasing Ltd. 5.25%, 10/15/2024	936,000
10,404,000	GE Capital International Funding Co. 4.42%, 11/15/2035	10,842,710
3,675,000	goeasy Ltd. 5.38%, 12/01/2024(2)	3,261,562
900,000	Lukoil Securities B.V. 3.88%, 05/06/2030(2)	898,200
625,000	Minejesa Capital B.V. 5.63%, 08/10/2037(3)	590,625
	Nasdaq, Inc.
860,000	3.25%, 04/28/2050	862,677
1,805,000	3.85%, 06/30/2026	1,975,835
16,765,000	4.25%, 06/01/2024	18,164,532
9,690,000	National Rural Utilities Cooperative Finance Corp. 3.70%, 03/15/2029	10,889,400
	Navient Corp.
505,000	5.00%, 03/15/2027	428,366
425,000	5.50%, 01/25/2023	394,187
1,666,000	6.50%, 06/15/2022	1,611,855
975,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(3)	845,672
	Springleaf Finance Corp.
575,000	6.13%, 03/15/2024	537,447
255,000	6.88%, 03/15/2025	241,154
950,000	7.13%, 03/15/2026	895,375
890,000	8.25%, 12/15/2020	887,730
3,780,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(2)	3,666,600

		82,271,275

	Electric - 3.5%
	Abu Dhabi National Energy Co. PJSC
785,000	3.63%, 01/12/2023(3)	808,550
527,000	5.88%, 12/13/2021(3)	555,985
460,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(3)	443,992
3,185,000	AEP Texas, Inc. 3.80%, 10/01/2047	3,568,850
9,630,000	Appalachian Power Co. 4.50%, 03/01/2049	11,880,863
15,710,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	17,252,973
420,000	Calpine Corp. 4.50%, 02/15/2028(2)	407,232
	Centrais Eletricas Brasileiras S.A.
460,000	3.63%, 02/04/2025(2)	419,612
600,000	4.63%, 02/04/2030(3)	517,200
595,000	4.63%, 02/04/2030(2)	512,890
1,155,000	5.75%, 10/27/2021(3)	1,183,875
1,235,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(2)	1,256,613
	Cleco Corporate Holdings LLC
5,340,000	3.38%, 09/15/2029(2)	5,561,757
6,326,000	3.74%, 05/01/2026	6,386,955
525,000	Colbun S.A. 3.15%, 03/06/2030(2)	500,063
1,120,000	Commonwealth Edison Co. 4.35%, 11/15/2045	1,429,981
	Consolidated Edison Co. of New York, Inc.
1,680,000	3.35%, 04/01/2030	1,847,783
1,865,000	3.95%, 04/01/2050	2,228,944
5,050,000	4.50%, 05/15/2058(7)	6,273,381
6,500,000	Consumers Energy Co. 3.95%, 07/15/2047	8,284,764

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Electric - 3.5% - (continued)
$1,930,000	Dominion Energy South Carolina, Inc. 5.30%, 05/15/2033	$2,496,795
	Dominion Energy, Inc.
11,710,000	3.90%, 10/01/2025	12,814,433
8,512,000	4.25%, 06/01/2028	9,559,859
3,390,000	7.00%, 06/15/2038(7)	4,724,230
	Duke Energy Carolinas LLC
12,985,000	3.20%, 08/15/2049(7)	14,602,972
3,270,000	3.75%, 06/01/2045	3,900,318
3,305,000	3.88%, 03/15/2046	3,999,391
3,000,000	5.30%, 02/15/2040	4,154,150
3,000,000	Duke Energy Corp. 3.95%, 10/15/2023	3,218,954
	Duke Energy Progress LLC
2,060,000	4.10%, 05/15/2042(7)	2,495,885
1,940,000	4.15%, 12/01/2044	2,367,213
6,845,000	4.20%, 08/15/2045	8,496,085
2,730,000	4.38%, 03/30/2044	3,450,227
5,285,000	Edison International 3.13%, 11/15/2022	5,403,939
1,755,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	1,871,765
835,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 5.440% thereafter)(6)	882,599
560,000	Engie Energia Chile S.A. 4.50%, 01/29/2025(3)	585,980
1,930,000	Entergy Corp. 2.95%, 09/01/2026	2,026,294
	Evergy, Inc.
5,000,000	2.45%, 09/15/2024	5,179,926
14,501,000	2.90%, 09/15/2029	14,866,714
	Eversource Energy
2,775,000	2.80%, 05/01/2023	2,861,137
9,905,000	3.80%, 12/01/2023	10,693,416
	Exelon Corp.
2,105,000	3.40%, 04/15/2026	2,286,811
2,245,000	4.05%, 04/15/2030	2,563,182
1,000,000	4.70%, 04/15/2050	1,286,469
6,525,000	FirstEnergy Corp. 7.38%, 11/15/2031	9,573,152
	FirstEnergy Transmission LLC
7,260,000	4.35%, 01/15/2025(2)	8,030,226
2,790,000	5.45%, 07/15/2044(2)	3,485,573
4,372,000	Fortis, Inc. 3.06%, 10/04/2026	4,440,216
	Georgia Power Co.
7,870,000	2.10%, 07/30/2023	8,118,757
9,850,000	2.65%, 09/15/2029	10,156,281
1,955,000	3.70%, 01/30/2050	2,211,947
970,000	Infraestructura Energetica Nova S.A.B. de C.V. 3.75%, 01/14/2028(2)	868,150
835,000	Instituto Costarricense de Electricidad 6.95%, 11/10/2021(3)	773,427
	IPALCO Enterprises, Inc.
7,155,000	3.70%, 09/01/2024	7,492,555
440,000	4.25%, 05/01/2030(2)	466,658
	Israel Electric Corp. Ltd.
6,240,000	4.25%, 08/14/2028(2)(3)	6,567,600
1,195,000	5.00%, 11/12/2024(2)(3)	1,302,562
	ITC Holdings Corp.
7,280,000	2.70%, 11/15/2022	7,455,789
6,355,000	3.25%, 06/30/2026	6,763,150
1,085,000	Lamar Funding Ltd. 3.96%, 05/07/2025(3)	910,858
4,308,000	Metropolitan Edison Co. 4.30%, 01/15/2029(2)	4,999,356
6,590,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(2)	7,294,968
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	3,363,468
1,135,000	Minejesa Capital B.V. 4.63%, 08/10/2030(3)	1,083,585
	Mong Duong Finance Holdings B.V.
765,000	5.13%, 05/07/2029(2)	726,265
500,000	5.13%, 05/07/2029(3)	474,683

The accompanying notes are an integral part of these financial statements.

21

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Electric - 3.5% - (continued)
$1,845,000	NextEra Energy Operating Partners L.P. 4.25%, 07/15/2024(2)	$1,877,841
2,690,000	Northern States Power Co. 3.60%, 09/15/2047	3,190,917
830,000	NRG Energy, Inc. 3.75%, 06/15/2024(2)	847,632
	PacifiCorp.
3,500,000	4.10%, 02/01/2042	4,217,130
9,280,000	4.15%, 02/15/2050	11,799,284
645,000	Pampa Energia S.A. 7.38%, 07/21/2023(3)	420,863
9,625,000	PECO Energy Co. 3.90%, 03/01/2048	11,917,387
7,975,000	Pennsylvania Electric Co. 3.25%, 03/15/2028(2)	8,458,870
	Perusahaan Listrik Negara PT
3,045,000	4.38%, 02/05/2050(3)	2,801,400
2,670,000	6.15%, 05/21/2048(3)	2,910,300
2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	3,301,887
	Public Service Co. of Colorado
332,000	3.80%, 06/15/2047	414,088
90,000	4.05%, 09/15/2049	115,043
8,830,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	9,218,876
2,155,000	San Diego Gas & Electric Co. 3.32%, 04/15/2050	2,344,335
3,480,000	Sempra Energy 4.00%, 02/01/2048	3,936,689
9,647,000	Sierra Pacific Power Co. 2.60%, 05/01/2026	10,229,467
	Southern California Edison Co.
5,085,000	2.25%, 06/01/2030	5,003,234
4,695,000	2.85%, 08/01/2029	4,838,820
4,565,000	3.65%, 02/01/2050	4,962,622
395,000	3.70%, 08/01/2025	430,169
4,585,000	4.00%, 04/01/2047	5,124,112
580,000	4.65%, 10/01/2043	681,896
595,000	5.63%, 02/01/2036	729,025
1,775,000	5.95%, 02/01/2038	2,286,734
67,000	6.00%, 01/15/2034	85,937
	Southern Co.
7,665,000	2.95%, 07/01/2023	8,080,369
3,390,000	3.25%, 07/01/2026	3,616,785
25,040,000	3.70%, 04/30/2030	27,757,214
5,345,000	4.40%, 07/01/2046	6,431,087
544,200	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(2)	503,634
485,000	Talen Energy Supply LLC 6.50%, 06/01/2025(7)	334,650
	Termocandelaria Power Ltd.
775,000	7.88%, 01/30/2029(2)	747,875
415,000	7.88%, 01/30/2029(3)	400,475
845,000	Vistra Operations Co. LLC 3.55%, 07/15/2024(2)	850,072

		445,536,952

	Electronics - 0.2%
20,386,000	Fortive Corp. 3.15%, 06/15/2026	20,720,409

	Energy - Alternate Sources - 0.0%
800,000	Azure Power Energy Ltd. 5.50%, 11/03/2022(3)	768,000
	Greenko Dutch B.V.
805,000	5.25%, 07/24/2024(3)	716,096
865,000	5.25%, 07/24/2024(2)	769,469

		2,253,565

	Engineering & Construction - 0.0%
200,000	Aeropuerto Internacional de Tocumen S.A. 6.00%, 11/18/2048(3)	202,000
704,375	Aeropuertos Argentina S.A. 6.88%, 02/01/2027(3)	439,460
2,845,000	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(2)(10)	1,815,110
390,000	Fluor Corp. 3.50%, 12/15/2024(7)	348,842

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Engineering & Construction - 0.0% - (continued)
$3,255,000	Mexico City Airport Trust 4.25%, 10/31/2026(3)	$2,931,127

		5,736,539

	Entertainment - 0.2%
3,225,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(2)	2,532,593
	Eldorado Resorts, Inc.
2,045,000	6.00%, 04/01/2025	1,963,200
405,000	6.00%, 09/15/2026	406,904
	GLP Capital L.P. / GLP Financing II, Inc.
4,750,000	5.30%, 01/15/2029	4,557,150
425,000	5.38%, 11/01/2023	412,250
4,110,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(2)	3,113,325
4,625,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(2)	3,838,750
8,185,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.13%, 10/01/2029(2)	7,673,437

		24,497,609

	Environmental Control - 0.2%
2,042,000	Clean Harbors, Inc. 4.88%, 07/15/2027(2)	2,108,365
19,005,000	Republic Services, Inc. 2.50%, 08/15/2024	19,787,433
1,535,000	Stericycle, Inc. 5.38%, 07/15/2024(2)	1,539,405
3,910,000	Tervita Corp. 7.63%, 12/01/2021(2)	2,580,600
5,365,000	Waste Management, Inc. 2.95%, 06/15/2024	5,722,757

		31,738,560

	Food - 1.4%
2,900,000	B&G Foods, Inc. 5.25%, 09/15/2027	2,932,132
	BRF S.A.
1,030,000	4.88%, 01/24/2030(2)	887,603
875,000	4.88%, 01/24/2030(3)	754,031
	Conagra Brands, Inc.
925,000	4.30%, 05/01/2024	1,006,904
21,165,000	4.60%, 11/01/2025	23,635,212
8,410,000	5.30%, 11/01/2038	10,544,787
1,545,000	5.40%, 11/01/2048	2,063,526
6,705,000	Danone S.A. 2.59%, 11/02/2023(2)	6,948,722
	General Mills, Inc.
5,025,000	2.88%, 04/15/2030	5,375,873
7,710,000	4.20%, 04/17/2028	8,911,946
4,720,000	Hershey Co. 3.13%, 11/15/2049	5,139,859
14,840,000	JM Smucker Co. 2.38%, 03/15/2030	14,669,524
	Kraft Heinz Foods Co.
4,115,000	3.75%, 04/01/2030(2)	4,216,752
3,500,000	4.63%, 10/01/2039(2)	3,448,419
1,870,000	5.00%, 07/15/2035	2,007,525
	Minerva Luxembourg S.A.
880,000	5.88%, 01/19/2028(3)	809,600
265,000	6.50%, 09/20/2026(2)	253,287
205,000	6.50%, 09/20/2026(3)	195,939
5,020,000	Mondelez International Holdings Netherlands B.V. 2.13%, 09/19/2022(2)	5,099,609
1,320,000	Mondelez International, Inc. 2.75%, 04/13/2030	1,405,025
	Nestle Holdings, Inc.
12,065,000	3.35%, 09/24/2023(2)	12,924,608
11,500,000	3.90%, 09/24/2038(2)	13,971,164
6,300,000	4.00%, 09/24/2048(2)	8,007,689
4,205,000	Philip Morris International, Inc. 2.10%, 05/01/2030	4,170,149
	Post Holdings, Inc.
770,000	4.63%, 04/15/2030(2)	754,592
3,010,000	5.00%, 08/15/2026(2)	2,974,482
2,495,000	5.63%, 01/15/2028(2)	2,538,663
2,865,000	5.75%, 03/01/2027(2)	2,933,044

The accompanying notes are an integral part of these financial statements.

22

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Food - 1.4% - (continued)
	Sigma Alimentos S.A. de C.V.
$840,000	4.13%, 05/02/2026(2)	$847,980
200,000	4.13%, 05/02/2026(3)	201,900
	Sysco Corp.
435,000	3.25%, 07/15/2027	429,344
355,000	5.65%, 04/01/2025	398,092
2,565,000	6.60%, 04/01/2050	3,170,525
	TreeHouse Foods, Inc.
2,340,000	4.88%, 03/15/2022	2,340,000
605,000	6.00%, 02/15/2024(2)	617,100
	Tyson Foods, Inc.
5,000,000	2.25%, 08/23/2021	5,065,869
9,375,000	4.00%, 03/01/2026	10,358,657

		172,010,133

	Food Service - 0.0%
	Aramark Services, Inc.
330,000	5.00%, 04/01/2025(2)	321,750
2,170,000	5.00%, 02/01/2028(2)(7)	2,110,325

		2,432,075

	Forest Products & Paper - 0.1%
	Celulosa Arauco y Constitucion S.A.
335,000	4.20%, 01/29/2030(2)	318,250
870,000	4.50%, 08/01/2024	877,621
350,000	5.15%, 01/29/2050(2)	323,750
1,015,000	5.15%, 01/29/2050(3)	938,875
505,000	5.50%, 04/30/2049(2)	481,644
900,000	Georgia-Pacific LLC 1.75%, 09/30/2025(2)	902,108
645,000	Inversiones CMPC S.A. 3.85%, 01/13/2030(2)	622,425
1,450,000	Schweitzer-Mauduit International, Inc. 6.88%, 10/01/2026(2)	1,435,790
	Suzano Austria GmbH
965,000	5.00%, 01/15/2030	914,685
655,000	6.00%, 01/15/2029	656,441

		7,471,589

	Gas - 0.5%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
1,517,000	5.50%, 05/20/2025	1,540,544
830,000	5.75%, 05/20/2027	844,525
2,738,000	5.88%, 08/20/2026	2,787,832
11,000,000	Brooklyn Union Gas Co. 3.87%, 03/04/2029(2)	12,339,171
17,105,000	Dominion Energy Gas Holdings LLC 3.00%, 11/15/2029	16,865,586
	NiSource, Inc.
15,000,000	2.65%, 11/17/2022	15,429,615
2,260,000	3.49%, 05/15/2027	2,428,991
	Sempra Energy
820,000	3.25%, 06/15/2027	857,323
3,938,000	3.40%, 02/01/2028	4,144,382
5,300,000	3.80%, 02/01/2038	5,634,302

		62,872,271

	Healthcare - Products - 0.8%
	Abbott Laboratories
5,425,000	3.40%, 11/30/2023	5,884,788
6,550,000	4.75%, 11/30/2036	8,562,908
	Alcon Finance Corp.
420,000	2.75%, 09/23/2026(2)	438,325
1,565,000	3.00%, 09/23/2029(2)	1,629,427
2,785,000	3.80%, 09/23/2049(2)	3,030,064
3,795,000	Avantor, Inc. 6.00%, 10/01/2024(2)	4,001,827
	Baxter International, Inc.
425,000	3.50%, 08/15/2046	462,657
7,255,000	3.95%, 04/01/2030(2)	8,438,621

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Healthcare - Products - 0.8% - (continued)
	Becton Dickinson and Co.
$18,345,000	2.89%, 06/06/2022	$18,810,182
16,790,000	3.36%, 06/06/2024	17,848,374
	Boston Scientific Corp.
7,000,000	3.38%, 05/15/2022	7,294,804
395,000	3.75%, 03/01/2026	430,517
1,640,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(2)	1,660,500
1,680,000	Stryker Corp. 4.63%, 03/15/2046	2,120,194
4,055,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	4,260,636
	Zimmer Biomet Holdings, Inc.
7,340,000	3.05%, 01/15/2026	7,416,410
9,350,000	3.55%, 03/20/2030	9,639,368

		101,929,602

	Healthcare - Services - 1.5%
10,065,000	Aetna, Inc. 2.80%, 06/15/2023	10,450,316
	Anthem, Inc.
7,640,000	2.25%, 05/15/2030	7,611,350
3,405,000	2.38%, 01/15/2025	3,504,174
6,235,000	3.13%, 05/15/2050	6,219,288
3,235,000	3.30%, 01/15/2023	3,411,050
3,175,000	3.50%, 08/15/2024	3,414,475
15,420,000	3.65%, 12/01/2027	16,838,975
3,315,000	4.63%, 05/15/2042	4,036,296
415,000	Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027(2)	423,300
	Centene Corp.
1,715,000	3.38%, 02/15/2030(2)	1,727,863
755,000	4.25%, 12/15/2027(2)	789,919
790,000	4.63%, 12/15/2029(2)	865,050
	CHS/Community Health Systems, Inc.
3,255,000	6.63%, 02/15/2025(2)	2,986,462
650,000	6.88%, 02/01/2022(7)	481,000
2,630,000	8.13%, 06/30/2024(2)(7)	1,788,400
2,840,000	CommonSpirit Health 2.76%, 10/01/2024	2,788,945
	HCA, Inc.
3,825,000	3.50%, 09/01/2030	3,656,139
4,840,000	5.13%, 06/15/2039	5,644,867
780,000	5.25%, 04/15/2025	870,615
4,985,000	5.38%, 02/01/2025	5,359,573
1,500,000	5.38%, 09/01/2026	1,623,750
115,000	5.63%, 09/01/2028	127,429
2,125,000	5.88%, 05/01/2023	2,279,062
90,000	5.88%, 02/01/2029	103,122
1,627,000	7.50%, 11/15/2095	1,789,700
	Humana, Inc.
3,555,000	3.85%, 10/01/2024	3,836,017
6,000,000	3.95%, 03/15/2027	6,576,143
385,000	4.50%, 04/01/2025	429,647
	Laboratory Corp. of America Holdings
14,225,000	2.30%, 12/01/2024	14,642,997
14,200,000	2.95%, 12/01/2029	14,759,540
13,735,000	Partners Healthcare System, Inc. 3.19%, 07/01/2049	14,264,067
1,540,000	Rede D’or Finance S.a.r.l. 4.50%, 01/22/2030(2)	1,303,302
	UnitedHealth Group, Inc.
1,200,000	3.50%, 08/15/2039	1,340,728
6,925,000	3.75%, 07/15/2025	7,753,267
3,605,000	3.88%, 08/15/2059	4,390,380
5,720,000	4.63%, 07/15/2035	7,201,384
13,530,000	5.80%, 03/15/2036	18,473,428
1,981,000	6.88%, 02/15/2038	3,076,334

		186,838,354

The accompanying notes are an integral part of these financial statements.

23

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 47.2% - (continued)
		Holding Companies - Diversified - 0.0%
	$460,000	Alfa S.A.B. de C.V. 6.88%, 03/25/2044(3)	$449,328

		Home Builders - 0.1%
	455,000	Adams Homes, Inc. 7.50%, 02/15/2025(2)	414,050
	2,990,000	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.63%, 01/15/2028(2)	2,436,850
		KB Home
	640,000	4.80%, 11/15/2029	598,400
	1,450,000	7.00%, 12/15/2021(7)	1,500,750
		M/I Homes, Inc.
	1,795,000	4.95%, 02/01/2028(2)	1,570,625
	1,255,000	5.63%, 08/01/2025	1,155,479
	2,735,000	Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(2)	2,475,175

			10,151,329

		Household Products - 0.1%
	8,625,000	Estee Lauder Cos., Inc. 2.00%, 12/01/2024(7)	8,896,561
	1,320,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	244,200

			9,140,761

		Household Products/Wares - 0.1%
EUR	3,980,000	Diamond (BC) B.V. 5.63%, 08/15/2025(3)	3,180,305
	$635,000	Kimberly-Clark Corp. 3.10%, 03/26/2030	708,967
	1,035,000	Prestige Brands, Inc. 5.13%, 01/15/2028(2)	1,046,903
		S.C. Johnson & Son, Inc.
	2,520,000	4.00%, 05/15/2043(2)	2,882,322
	1,840,000	4.75%, 10/15/2046(2)	2,307,326

			10,125,823

		Insurance - 1.8%
	1,470,000	ACE Capital Trust II 9.70%, 04/01/2030	2,051,635
		Acrisure LLC / Acrisure Finance, Inc.
	4,280,000	7.00%, 11/15/2025(2)	3,787,800
	1,541,000	8.13%, 02/15/2024(2)	1,587,230
	1,335,000	10.13%, 08/01/2026(2)	1,328,325
		American International Group, Inc.
	2,600,000	3.30%, 03/01/2021	2,637,824
	3,875,000	4.25%, 03/15/2029	4,244,237
	5,348,000	4.70%, 07/10/2035	6,172,607
		Aon plc
	4,775,000	3.50%, 06/14/2024	4,986,697
	3,480,000	3.88%, 12/15/2025	3,776,795
	2,300,000	4.25%, 12/12/2042	2,565,735
	11,664,000	4.75%, 05/15/2045	14,285,905
		AXA Equitable Holdings, Inc.
	415,000	3.90%, 04/20/2023	431,286
	365,000	5.00%, 04/20/2048	380,245
		Berkshire Hathaway Finance Corp.
	7,845,000	4.20%, 08/15/2048	9,879,810
	3,460,000	4.40%, 05/15/2042	4,310,572
	560,000	Brighthouse Financial, Inc. 4.70%, 06/22/2047	483,633
	840,000	CNO Financial Group, Inc. 5.25%, 05/30/2029	882,223
	21,965,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	22,974,575
		Genworth Holdings, Inc.
	205,000	4.80%, 02/15/2024	173,225
	1,070,000	4.90%, 08/15/2023	920,200
	1,200,000	6.50%, 06/15/2034	990,000
	770,000	7.20%, 02/15/2021	717,544
	1,250,000	7.63%, 09/24/2021(7)	1,187,500
		Marsh & McLennan Cos., Inc.
	12,690,000	3.88%, 03/15/2024	13,803,937
	3,900,000	4.05%, 10/15/2023	4,145,933
	7,455,000	4.75%, 03/15/2039	9,313,501
	1,625,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(2)	1,649,588

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Insurance - 1.8% - (continued)
$10,000,000	MassMutual Global Funding II 2.35%, 01/14/2027(2)	$10,250,139
13,735,000	Metropolitan Life Global Funding I 3.00%, 09/19/2027(2)	14,421,532
700,000	MGIC Investment Corp. 5.75%, 08/15/2023	686,000
4,940,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(2)	8,227,405
	New York Life Global Funding
14,915,000	1.95%, 09/28/2020(2)	14,975,909
14,205,000	3.00%, 01/10/2028(2)	15,040,470
2,775,000	New York Life Insurance Co. 3.75%, 05/15/2050(2)	3,148,145
820,000	Peachtree Corners Funding Trust 3.98%, 02/15/2025(2)	860,859
390,000	Principal Financial Group, Inc. 3.40%, 05/15/2025	413,147
4,715,000	Trinity Acquisition plc 4.40%, 03/15/2026	5,229,313
	Unum Group
2,875,000	4.00%, 06/15/2029	2,922,977
4,475,000	4.50%, 12/15/2049	3,976,289
165,000	Voya Financial, Inc. 4.80%, 06/15/2046	189,810
	Willis North America, Inc.
755,000	2.95%, 09/15/2029	767,243
11,435,000	3.60%, 05/15/2024	12,023,134
5,525,000	3.88%, 09/15/2049	6,019,589
6,752,000	4.50%, 09/15/2028	7,689,941

		226,510,464

	Internet - 0.6%
10,885,000	Alibaba Group Holding Ltd. 4.00%, 12/06/2037	12,455,163
	Amazon.com, Inc.
13,385,000	3.88%, 08/22/2037	16,300,115
4,320,000	4.25%, 08/22/2057	5,911,471
5,535,000	4.95%, 12/05/2044	7,839,235
	Booking Holdings, Inc.
1,480,000	4.50%, 04/13/2027	1,592,124
1,880,000	4.63%, 04/13/2030	2,087,115
860,000	Netflix, Inc. 3.63%, 06/15/2025(2)	870,750
	Tencent Holdings Ltd.
22,630,000	3.60%, 01/19/2028(2)	24,374,529
10,000,000	3.98%, 04/11/2029(2)	11,250,543

		82,681,045

	Investment Company Security - 0.0%
	MDGH - GMTN B.V.
700,000	2.50%, 11/07/2024(3)	700,000
260,000	3.00%, 04/19/2024(3)	265,330

		965,330

	Iron/Steel - 0.0%
1,020,000	ABJA Investment Co. Pte Ltd. 5.45%, 01/24/2028(3)	824,249
450,000	ArcelorMittal S.A. 3.60%, 07/16/2024	431,818
465,000	Cleveland-Cliffs, Inc. 4.88%, 01/15/2024(2)	397,761
1,025,000	CSN Resources S.A. 7.63%, 04/17/2026(2)	727,750
	Steel Dynamics, Inc.
1,335,000	2.80%, 12/15/2024	1,305,835
385,000	4.13%, 09/15/2025	384,973
1,770,000	5.50%, 10/01/2024	1,809,024

		5,881,410

	IT Services - 1.0%
	Apple, Inc.
8,545,000	2.95%, 09/11/2049	9,161,015
2,600,000	3.75%, 11/13/2047	3,151,559
1,300,000	3.85%, 05/04/2043	1,567,825
6,520,000	3.85%, 08/04/2046	7,967,554

The accompanying notes are an integral part of these financial statements.

24

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	IT Services - 1.0% - (continued)
$2,895,000	4.25%, 02/09/2047	$3,794,537
4,420,000	4.38%, 05/13/2045	5,766,335
1,120,000	4.45%, 05/06/2044	1,474,550
10,000,000	4.65%, 02/23/2046	13,556,950
815,000	Hewlett Packard Enterprise Co. 4.65%, 10/01/2024	865,549
	IBM Corp.
9,445,000	1.70%, 05/15/2027	9,422,615
2,745,000	2.85%, 05/15/2040	2,727,569
	International Business Machines Corp.
2,770,000	2.85%, 05/13/2022	2,880,191
15,235,000	3.00%, 05/15/2024	16,313,075
16,120,000	3.50%, 05/15/2029	18,202,158
12,435,000	4.15%, 05/15/2039	14,531,947
9,715,000	4.25%, 05/15/2049	11,939,622
	Presidio Holdings, Inc.
1,650,000	4.88%, 02/01/2027(2)	1,625,250
1,775,000	8.25%, 02/01/2028(2)	1,751,570

		126,699,871

	Leisure Time - 0.0%
3,210,000	Carnival Corp. 11.50%, 04/01/2023(2)	3,353,947

	Lodging - 0.3%
	Boyd Gaming Corp.
995,000	4.75%, 12/01/2027(2)	857,193
3,455,000	6.38%, 04/01/2026	3,111,918
3,895,000	FelCor Lodging L.P. 6.00%, 06/01/2025	3,721,283
	Hilton Domestic Operating Co., Inc.
3,267,000	4.25%, 09/01/2024	3,168,990
1,135,000	5.38%, 05/01/2025(2)	1,127,906
420,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.63%, 04/01/2025	411,600
9,940,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	9,458,810
	Marriott International, Inc.
1,375,000	2.13%, 10/03/2022	1,296,926
930,000	5.75%, 05/01/2025	971,911
400,000	MGM China Holdings Ltd. 5.38%, 05/15/2024(2)	390,000
465,000	MGM Resorts International 4.63%, 09/01/2026(7)	416,175
3,105,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(2)	2,642,200
11,380,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(2)	10,128,200

		37,703,112

	Machinery - Construction & Mining - 0.1%
	Caterpillar, Inc.
6,715,000	2.60%, 04/09/2030	7,118,155
1,685,000	3.25%, 09/19/2049	1,808,836

		8,926,991

	Machinery - Diversified - 0.4%
31,890,000	Otis Worldwide Corp. 2.29%, 04/05/2027(2)	32,158,147
14,610,000	Stanley Black & Decker, Inc. 3.40%, 03/01/2026	15,692,315

		47,850,462

	Media - 2.7%
	Altice Financing S.A.
4,960,000	5.00%, 01/15/2028(2)	4,836,000
2,380,000	7.50%, 05/15/2026(2)	2,481,150
	Cable Onda S.A.
200,000	4.50%, 01/30/2030(2)	190,000
625,000	4.50%, 01/30/2030(3)	593,750

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Media - 2.7% - (continued)
	CBS Corp.
$6,800,000	3.38%, 03/01/2022	$6,945,497
845,000	3.70%, 08/15/2024	861,334
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,270,000	4.50%, 08/15/2030(2)	1,286,256
1,480,000	4.50%, 05/01/2032(2)	1,470,287
2,280,000	5.13%, 05/01/2023(2)	2,309,207
4,075,000	5.75%, 02/15/2026(2)	4,248,187
	Charter Communications Operating LLC / Charter Communications Operating Capital
4,780,000	2.80%, 04/01/2031	4,812,916
5,385,000	4.46%, 07/23/2022	5,672,889
13,843,000	4.80%, 03/01/2050	15,582,126
9,010,000	4.91%, 07/23/2025	10,169,163
6,230,000	5.13%, 07/01/2049	7,415,206
10,990,000	5.38%, 05/01/2047	13,225,250
4,595,000	5.75%, 04/01/2048	5,797,842
5,623,000	6.48%, 10/23/2045	7,350,628
	Comcast Corp.
10,280,000	3.20%, 07/15/2036	11,198,530
2,810,000	3.25%, 11/01/2039	3,061,493
6,640,000	3.40%, 07/15/2046	7,345,437
2,465,000	3.45%, 02/01/2050	2,765,647
10,468,000	4.05%, 11/01/2052	12,777,737
4,530,000	4.40%, 08/15/2035	5,613,122
6,230,000	4.60%, 10/15/2038	7,829,977
5,000,000	4.60%, 08/15/2045	6,379,375
1,155,000	4.70%, 10/15/2048	1,207,092
1,095,000	4.75%, 03/01/2044	1,419,911
7,720,000	4.95%, 10/15/2058	10,949,625
446,000	7.05%, 03/15/2033	672,852
	Cox Communications, Inc.
13,234,000	3.15%, 08/15/2024(2)	13,985,769
8,763,000	4.50%, 06/30/2043(2)	9,587,567
1,936,000	4.70%, 12/15/2042(2)	2,110,703
2,604,000	6.45%, 12/01/2036(2)	3,273,076
	CSC Holdings LLC
5,360,000	5.50%, 04/15/2027(2)	5,572,725
3,480,000	6.50%, 02/01/2029(2)	3,801,552
	Discovery Communications LLC
5,650,000	2.95%, 03/20/2023	5,813,685
8,132,000	3.95%, 06/15/2025	8,618,070
1,633,000	4.88%, 04/01/2043	1,767,579
13,920,000	5.20%, 09/20/2047	15,854,268
1,376,000	5.30%, 05/15/2049	1,595,261
	DISH DBS Corp.
2,065,000	5.00%, 03/15/2023	1,961,750
1,225,000	5.88%, 07/15/2022	1,228,185
2,170,000	5.88%, 11/15/2024	2,087,193
2,535,000	6.75%, 06/01/2021	2,524,860
830,000	7.75%, 07/01/2026	817,550
	Fox Corp.
5,895,000	4.03%, 01/25/2024	6,368,522
4,000,000	5.48%, 01/25/2039	5,049,112
	Globo Comunicacao e Participacoes S.A.
225,000	4.84%, 06/08/2025(3)	207,846
210,000	4.88%, 01/22/2030(3)	186,900
	Gray Television, Inc.
2,160,000	5.13%, 10/15/2024(2)	2,115,936
630,000	5.88%, 07/15/2026(2)	604,800
825,000	Grupo Televisa S.A.B. 4.63%, 01/30/2026	857,901
	iHeartCommunications, Inc.
370,000	4.75%, 01/15/2028(2)	323,750
1,345,000	5.25%, 08/15/2027(2)	1,220,588
335,000	Quebecor Media, Inc. 5.75%, 01/15/2023	353,067

The accompanying notes are an integral part of these financial statements.

25

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Media - 2.7% - (continued)
$1,150,000	Sinclair Television Group, Inc. 5.63%, 08/01/2024(2)	$1,049,053
2,920,000	Sirius XM Radio, Inc. 4.63%, 07/15/2024(2)	2,977,232
2,305,000	TEGNA, Inc. 4.88%, 09/15/2021(2)	2,287,597
	Time Warner Cable LLC
295,000	4.00%, 09/01/2021	300,564
1,875,000	4.50%, 09/15/2042	1,979,976
1,300,000	5.50%, 09/01/2041	1,519,012
10,340,000	5.88%, 11/15/2040	12,285,055
2,825,000	6.75%, 06/15/2039	3,605,069
1,565,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	2,276,625
	ViacomCBS, Inc.
2,460,000	4.25%, 09/01/2023	2,584,820
9,057,000	4.38%, 03/15/2043	8,819,062
13,110,000	4.95%, 01/15/2031	13,975,598
5,110,000	5.85%, 09/01/2043	5,813,920
2,520,000	Videotron Ltd. 5.00%, 07/15/2022	2,589,300
	Walt Disney Co.
1,580,000	2.75%, 09/01/2049	1,522,611
1,177,000	5.40%, 10/01/2043	1,628,418
2,440,000	6.40%, 12/15/2035	3,526,244
2,890,000	WMG Acquisition Corp. 5.50%, 04/15/2026(2)	2,958,637
	Ziggo B.V.
850,000	4.88%, 01/15/2030(2)	840,055
3,931,000	5.50%, 01/15/2027(2)	3,998,613

		340,894,162

	Metal Fabricate/Hardware - 0.0%
470,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(2)	461,775
	Novelis Corp.
1,790,000	4.75%, 01/30/2030(2)	1,571,799
1,045,000	5.88%, 09/30/2026(2)	1,016,053
630,000	TriMas Corp. 4.88%, 10/15/2025(2)	616,613

		3,666,240

	Mining - 0.2%
	Anglo American Capital plc
4,340,000	4.00%, 09/11/2027(2)	4,333,606
4,740,000	4.75%, 04/10/2027(2)	4,890,968
4,100,000	4.88%, 05/14/2025(2)	4,319,428
4,160,000	5.63%, 04/01/2030(2)	4,593,593
2,640,000	Constellium SE 5.88%, 02/15/2026(2)(7)	2,435,400
490,000	First Quantum Minerals Ltd. 7.25%, 04/01/2023(2)	444,724
850,000	Freeport-McMoRan, Inc. 4.55%, 11/14/2024	852,125
700,000	Minera Mexico S.A. de C.V. 4.50%, 01/26/2050(3)	602,350
400,000	MMC Norilsk Nickel OJSC Via MMC Finance DAC 6.63%, 10/14/2022(3)	434,164
410,000	Southern Copper Corp. 5.25%, 11/08/2042	430,611
1,090,000	Teck Resources Ltd. 5.20%, 03/01/2042	924,403

		24,261,372

	Miscellaneous Manufacturing - 0.2%
	General Electric Co.
6,080,000	3.45%, 05/01/2027	6,188,781
367,000	4.13%, 10/09/2042	355,431
13,030,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	13,166,489
8,506,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	9,983,186

		29,693,887

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Office/Business Equipment - 0.1%
	CDW LLC / CDW Finance Corp.
$730,000	4.13%, 05/01/2025	$732,737
1,050,000	4.25%, 04/01/2028	1,054,830
	Xerox Corp.
435,000	3.80%, 05/15/2024	420,863
4,050,000	4.13%, 03/15/2023	4,029,750
1,450,000	4.50%, 05/15/2021	1,453,915
615,000	4.80%, 03/01/2035	524,288
1,155,000	6.75%, 12/15/2039(7)	1,111,687

		9,328,070

	Oil & Gas - 1.2%
	BP Capital Markets America, Inc.
7,905,000	3.54%, 04/06/2027	8,332,726
10,760,000	3.63%, 04/06/2030	11,597,919
	Canadian Natural Resources Ltd.
1,538,000	3.80%, 04/15/2024	1,487,195
3,197,000	3.90%, 02/01/2025	3,049,483
1,620,000	Centennial Resource Production LLC 5.38%, 01/15/2026(2)	486,000
4,455,000	Chesapeake Energy Corp. 11.50%, 01/01/2025(2)(7)	133,650
3,610,000	CNOOC Finance Ltd. 3.00%, 05/09/2023	3,697,145
9,460,000	Concho Resources, Inc. 4.30%, 08/15/2028	9,619,807
3,155,000	Continental Resources, Inc. 4.38%, 01/15/2028	2,429,350
	Ecopetrol S.A.
1,010,000	5.88%, 09/18/2023	1,037,270
1,970,000	6.88%, 04/29/2030	2,014,325
200,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(3)	209,087
2,055,000	Energen Corp. 4.63%, 09/01/2021	1,937,011
3,550,000	EOG Resources, Inc. 4.38%, 04/15/2030	3,941,377
2,915,000	EQT Corp. 3.90%, 10/01/2027	2,448,600
	Equinor ASA
3,365,000	3.63%, 04/06/2040	3,638,785
2,055,000	3.70%, 04/06/2050	2,287,571
	Hess Corp.
40,000	5.60%, 02/15/2041	34,990
1,445,000	6.00%, 01/15/2040(7)	1,283,431
1,980,000	7.13%, 03/15/2033	1,785,907
7,742,000	7.30%, 08/15/2031	7,275,009
2,960,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	2,516,000
	Marathon Petroleum Corp.
1,200,000	4.50%, 04/01/2048	1,025,915
15,965,000	4.70%, 05/01/2025	16,074,207
2,790,000	Matador Resources Co. 5.88%, 09/15/2026	1,395,000
1,365,000	NAK Naftogaz Ukraine via Kondor Finance plc 7.63%, 11/08/2026(2)	1,147,605
	Noble Energy, Inc.
7,665,000	6.00%, 03/01/2041	6,099,072
2,020,000	8.00%, 04/01/2027	2,024,954
1,848,000	Noble Holding International Ltd. 7.88%, 02/01/2026(2)	429,660
	Occidental Petroleum Corp.
545,000	2.70%, 08/15/2022	474,150
2,600,000	4.20%, 03/15/2048(7)	1,553,500
	Parsley Energy LLC / Parsley Finance Corp.
1,194,000	4.13%, 02/15/2028(2)	979,080
503,000	5.38%, 01/15/2025(2)	451,443
455,000	Pertamina Persero PT 4.15%, 02/25/2060(2)	373,222
	Petrobras Global Finance B.V.
220,000	5.09%, 01/15/2030(3)	200,750
2,521,000	5.09%, 01/15/2030(2)	2,300,412
525,000	6.88%, 01/20/2040	517,125
775,000	7.38%, 01/17/2027	817,237

The accompanying notes are an integral part of these financial statements.

26

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Oil & Gas - 1.2% - (continued)
	Petroleos de Venezuela S.A.
$435,000	6.00%, 05/16/2024(4)	$16,313
190,000	9.00%, 11/17/2021(4)	7,125
	Petroleos Mexicanos
75,000	5.95%, 01/28/2031(3)	54,323
300,000	6.38%, 01/23/2045	201,600
3,220,000	6.50%, 01/23/2029	2,535,428
50,000	6.75%, 09/21/2047	34,375
240,000	6.84%, 01/23/2030(3)	189,000
100,000	7.69%, 01/23/2050(3)	73,500
	Petronas Capital Ltd.
880,000	3.50%, 04/21/2030(2)	921,579
1,250,000	4.55%, 04/21/2050(2)	1,354,340
370,000	4.80%, 04/21/2060(2)	427,664
415,000	Phillips 66 3.85%, 04/09/2025	434,632
	QEP Resources, Inc.
3,985,000	5.25%, 05/01/2023(7)	1,334,975
1,575,000	5.63%, 03/01/2026(7)	504,000
	Saudi Arabian Oil Co.
2,240,000	2.75%, 04/16/2022(2)	2,254,968
6,174,000	2.88%, 04/16/2024(2)	6,205,187
2,320,000	Shell International Finance B.V. 4.55%, 08/12/2043	2,754,545
	SM Energy Co.
2,550,000	5.00%, 01/15/2024	804,270
700,000	5.63%, 06/01/2025	196,000
355,000	6.13%, 11/15/2022(7)	142,000
1,000,000	6.63%, 01/15/2027(7)	280,000
1,175,000	6.75%, 09/15/2026(7)	320,188
725,000	State Oil Co. of the Azerbaijan Republic 4.75%, 03/13/2023(3)	725,000
3,955,000	Suncor Energy, Inc. 4.00%, 11/15/2047	3,739,192
	Sunoco L.P. / Sunoco Finance Corp.
1,425,000	5.50%, 02/15/2026	1,375,125
820,000	6.00%, 04/15/2027	799,500
6,365,000	Transocean, Inc. 6.80%, 03/15/2038	1,352,562
	Valero Energy Corp.
870,000	2.85%, 04/15/2025	862,956
3,805,000	4.00%, 04/01/2029(7)	3,896,714
4,180,000	4.35%, 06/01/2028	4,296,057
1,920,000	6.63%, 06/15/2037	2,291,297
2,670,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(2)	1,415,100
470,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(2)	420,650
	WPX Energy, Inc.
1,220,000	5.25%, 09/15/2024	1,095,340
410,000	5.75%, 06/01/2026	371,583
1,240,000	8.25%, 08/01/2023	1,190,400
1,580,000	YPF S.A. 8.50%, 03/23/2021(3)	991,466

		152,974,924

	Oil & Gas Services - 0.1%
8,480,000	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 4.49%, 05/01/2030	8,703,826
2,000,000	Halliburton Co. 2.92%, 03/01/2030(7)	1,610,330

		10,314,156

	Packaging & Containers - 0.3%
3,225,000	ARD Finance S.A. (6.50% Cash, 7.25% PIK) 6.50%, 06/30/2027(2)(9)	2,993,445
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
1,040,000	4.13%, 08/15/2026(2)	1,014,000
870,000	5.25%, 04/30/2025(2)	893,908
3,135,000	5.25%, 08/15/2027(2)	3,044,869
725,000	6.00%, 02/15/2025(2)	725,631

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 47.2% - (continued)
		Packaging & Containers - 0.3% - (continued)
		Ball Corp.
EUR	1,670,000	0.88%, 03/15/2024	$1,747,716
	1,435,000	1.50%, 03/15/2027	1,493,917
	$1,410,000	Berry Global, Inc. 5.63%, 07/15/2027(2)	1,448,775
	2,055,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	2,111,512
	400,000	Crown Americas LLC / Crown Americas Capital Corp. V 4.25%, 09/30/2026	400,820
	5,230,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(2)(7)	5,064,993
	500,000	Mondelez International, Inc. 1.50%, 05/04/2025	497,320
	390,000	OI European Group B.V. 4.00%, 03/15/2023(2)	376,350
		Owens-Brockway Glass Container, Inc.
	2,960,000	5.88%, 08/15/2023(2)	2,989,600
	2,710,000	6.38%, 08/15/2025(2)(7)	2,743,875
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	3,240,000	5.13%, 07/15/2023(2)	3,256,200
	1,155,000	7.00%, 07/15/2024(2)	1,159,273
EUR	1,255,000	Silgan Holdings, Inc. 2.25%, 06/01/2028(2)	1,330,594
	$415,000	Trivium Packaging Finance B.V. 5.50%, 08/15/2026(2)	425,375

			33,718,173

		Pharmaceuticals - 2.7%
		AbbVie, Inc.
	7,100,000	2.30%, 11/21/2022(2)	7,276,632
	15,320,000	2.95%, 11/21/2026(2)	16,169,417
	7,400,000	3.20%, 11/21/2029(2)	7,862,181
	9,055,000	4.05%, 11/21/2039(2)	10,043,281
	16,100,000	4.25%, 11/21/2049(2)	18,562,596
	4,000,000	4.45%, 05/14/2046	4,661,456
	2,840,000	Allergan Finance LLC 4.63%, 10/01/2042	3,484,832
		Allergan Funding SCS
	19,545,000	3.45%, 03/15/2022	20,031,801
	775,000	3.80%, 03/15/2025	827,290
	2,500,000	4.85%, 06/15/2044	2,920,449
	11,865,000	AstraZeneca plc 3.38%, 11/16/2025	13,135,567
		Bausch Health Cos., Inc.
	4,635,000	5.00%, 01/30/2028(2)	4,448,152
	246,000	5.50%, 03/01/2023(2)	243,540
	2,329,000	5.88%, 05/15/2023(2)	2,311,532
	1,970,000	6.13%, 04/15/2025(2)	1,994,625
	2,550,000	7.00%, 01/15/2028(2)	2,645,625
	360,000	9.00%, 12/15/2025(2)	392,580
	390,000	Baxalta, Inc. 3.60%, 06/23/2022	406,594
		Bayer U.S. Finance LLC
	2,900,000	4.20%, 07/15/2034(2)	3,183,220
	7,820,000	4.25%, 12/15/2025(2)	8,666,012
		Bristol-Myers Squibb Co.
	10,000,000	3.20%, 06/15/2026(2)	11,035,562
	9,306,000	3.88%, 08/15/2025(2)	10,602,156
	405,000	Cardinal Health, Inc. 3.75%, 09/15/2025	433,294
	535,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(2)	548,375
		Cigna Corp.
	390,000	3.05%, 10/15/2027(2)	407,744
	5,155,000	3.20%, 03/15/2040	5,234,326
	4,305,000	3.25%, 04/15/2025(2)	4,591,263
	13,680,000	4.13%, 11/15/2025	15,337,714
		CVS Health Corp.
	3,280,000	3.00%, 08/15/2026	3,483,484
	6,810,000	3.25%, 08/15/2029	7,284,976
	13,725,000	4.10%, 03/25/2025	15,140,107
	4,605,000	4.13%, 04/01/2040	5,167,547

The accompanying notes are an integral part of these financial statements.

27

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Pharmaceuticals - 2.7% - (continued)
$16,780,000	4.78%, 03/25/2038	$19,806,267
9,435,000	5.13%, 07/20/2045	11,793,211
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
2,234,000	6.00%, 07/15/2023(2)	1,674,606
5,580,000	6.00%, 02/01/2025(2)(7)	3,989,700
8,110,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	9,078,706
6,420,000	Johnson & Johnson 3.63%, 03/03/2037	7,685,458
200,000	McKesson Corp. 3.65%, 11/30/2020	202,567
16,485,000	Merck & Co., Inc. 3.90%, 03/07/2039(7)	20,354,278
415,000	Mylan, Inc. 4.20%, 11/29/2023	432,037
1,925,000	Novartis Capital Corp. 2.75%, 08/14/2050	2,087,525
420,000	Perrigo Finance Unlimited Co. 3.90%, 12/15/2024	432,099
	Pfizer, Inc.
8,535,000	2.63%, 04/01/2030	9,269,188
4,525,000	4.00%, 12/15/2036	5,516,604
2,725,000	4.00%, 03/15/2049	3,525,122
18,890,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	19,174,932
855,000	Teva Pharmaceutical Finance Co. B.V. 2.95%, 12/18/2022	814,388
	Teva Pharmaceutical Finance Netherlands B.V.
1,765,000	2.80%, 07/21/2023	1,621,594
12,340,000	3.15%, 10/01/2026	10,735,800
1,735,000	6.75%, 03/01/2028(7)	1,784,447

		338,512,459

	Pipelines - 1.7%
3,100,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(2)	2,278,500
	Buckeye Partners L.P.
1,005,000	4.13%, 03/01/2025(2)	929,625
470,000	4.15%, 07/01/2023	439,450
1,030,000	4.50%, 03/01/2028(2)	927,000
	Cheniere Corpus Christi Holdings LLC
3,917,000	5.13%, 06/30/2027	3,909,718
485,000	5.88%, 03/31/2025	502,058
1,154,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029(2)	1,064,565
	DCP Midstream Operating L.P.
3,725,000	5.38%, 07/15/2025	3,007,938
500,000	5.60%, 04/01/2044	260,000
	Enbridge, Inc.
870,000	2.50%, 01/15/2025	857,262
1,380,000	6.00%, 01/15/2077, (6.00% fixed rate until 01/15/2027; 3 mo. USD LIBOR + 3.890% thereafter)(6)	1,235,100
	Energy Transfer Operating L.P.
655,000	2.90%, 05/15/2025	609,686
12,970,000	3.75%, 05/15/2030	11,804,148
1,740,000	4.05%, 03/15/2025	1,708,213
70,000	4.25%, 03/15/2023	69,375
6,620,000	4.50%, 04/15/2024	6,537,876
2,275,000	4.90%, 03/15/2035	2,053,830
3,000,000	4.95%, 06/15/2028	2,936,280
1,190,000	5.15%, 03/15/2045	1,056,784
9,000,000	5.25%, 04/15/2029	9,037,310
5,958,000	5.30%, 04/15/2047	5,192,682
1,480,000	5.50%, 06/01/2027	1,502,122
940,000	6.05%, 06/01/2041	909,129
4,045,000	6.13%, 12/15/2045	3,886,815
4,485,000	6.25%, 04/15/2049	4,326,015
	Enterprise Products Operating LLC
1,430,000	4.20%, 01/31/2050	1,418,341

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Pipelines - 1.7% - (continued)
$1,516,000	4.85%, 08/15/2042	$1,564,235
1,025,000	5.10%, 02/15/2045	1,120,824
1,500,000	EQT Midstream Partners L.P. 6.50%, 07/15/2048	1,203,750
	MPLX L.P.
7,400,000	4.00%, 02/15/2025	7,034,460
10,925,000	4.25%, 12/01/2027(2)	10,504,572
4,850,000	4.70%, 04/15/2048(7)	4,325,472
6,900,000	4.90%, 04/15/2058	5,704,149
2,450,000	5.20%, 03/01/2047	2,285,946
4,780,000	5.20%, 12/01/2047(2)	4,362,713
1,250,000	5.50%, 02/15/2049	1,240,307
	ONEOK, Inc.
5,515,000	2.20%, 09/15/2025	4,769,223
7,835,000	3.40%, 09/01/2029	6,509,802
	Phillips 66 Partners L.P.
8,305,000	3.15%, 12/15/2029	7,510,512
420,000	3.55%, 10/01/2026	418,837
	Rockies Express Pipeline LLC
8,665,000	3.60%, 05/15/2025(2)	7,820,163
5,100,000	4.80%, 05/15/2030(2)	4,360,500
	Sabine Pass Liquefaction LLC
3,180,000	5.00%, 03/15/2027	3,259,753
4,000,000	5.88%, 06/30/2026	4,269,509
	Sunoco Logistics Partners Operations L.P.
5,100,000	5.30%, 04/01/2044	4,429,588
1,065,000	5.35%, 05/15/2045	954,990
	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
1,145,000	4.75%, 10/01/2023(2)	881,650
2,770,000	6.00%, 03/01/2027(2)	1,842,050
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
495,000	5.88%, 04/15/2026	443,768
5,750,000	6.50%, 07/15/2027(7)	5,175,000
910,000	Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(2)	868,097
	TransCanada PipeLines Ltd.
6,560,000	4.10%, 04/15/2030	7,104,308
5,840,000	4.63%, 03/01/2034	6,205,678
2,279,000	4.88%, 05/15/2048	2,550,356
11,905,000	5.10%, 03/15/2049(7)	13,847,065
1,355,000	Transcanada Trust 5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD LIBOR + 4.640% thereafter)(6)	1,282,636
600,000	Transportadora de Gas del Sur S.A. 6.75%, 05/02/2025(3)	439,506
1,395,000	Transportadora de Gas Internacional S.A. ESP 5.55%, 11/01/2028(2)	1,457,789
2,870,000	Valero Energy Partners L.P. 4.50%, 03/15/2028	2,978,056
5,200,000	Western Midstream Operating L.P. 4.05%, 02/01/2030	4,745,000
	Williams Cos., Inc.
371,000	4.90%, 01/15/2045	364,495
4,145,000	5.10%, 09/15/2045	4,328,618
4,100,000	5.40%, 03/04/2044	4,252,930
1,365,000	5.80%, 11/15/2043	1,471,432
5,344,000	6.30%, 04/15/2040	6,160,931

		218,508,492

	Real Estate - 0.1%
615,000	Alpha Star Holding V Ltd. 6.63%, 04/18/2023(3)	435,105
	Crown Castle International Corp.
8,745,000	3.20%, 09/01/2024	9,282,273
1,990,000	4.15%, 07/01/2050	2,330,885

The accompanying notes are an integral part of these financial statements.

28

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Real Estate - 0.1% - (continued)
$760,000	Realogy Group LLC / Realogy Co-Issuer Corp. 9.38%, 04/01/2027(2)(7)	$532,000

		12,580,263

	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
4,295,000	2.40%, 03/15/2025	4,423,850
8,000,000	3.30%, 02/15/2021	8,092,645
815,000	3.38%, 10/15/2026	877,785
440,000	Boston Properties L.P. 2.90%, 03/15/2030	429,789
405,000	Equinix, Inc. 2.90%, 11/18/2026	414,291
	Iron Mountain, Inc.
410,000	4.88%, 09/15/2027(2)	401,800
5,360,000	4.88%, 09/15/2029(2)	5,132,200
	National Retail Properties, Inc.
13,200,000	2.50%, 04/15/2030	11,575,902
1,025,000	3.10%, 04/15/2050	786,834
2,395,000	Simon Property Group L.P. 3.25%, 09/13/2049	1,986,537
975,000	VEREIT Operating Partnership L.P. 3.10%, 12/15/2029	834,823
	VICI Properties L.P. / VICI Note Co., Inc.
740,000	3.50%, 02/15/2025(2)	695,600
185,000	3.75%, 02/15/2027(2)	172,050
1,200,000	4.25%, 12/01/2026(2)	1,121,508
1,000,000	4.63%, 12/01/2029(2)	930,000
	Welltower, Inc.
4,155,000	2.70%, 02/15/2027	4,027,055
18,460,000	3.63%, 03/15/2024	18,687,632
2,620,000	4.00%, 06/01/2025	2,692,970

		63,283,271

	Retail - 1.5%
	1011778 BC ULC / New Red Finance, Inc.
455,000	3.88%, 01/15/2028(2)	441,309
4,020,000	4.38%, 01/15/2028(2)	3,887,139
5,230,000	5.00%, 10/15/2025(2)	5,256,150
2,470,000	Alimentation Couche-Tard, Inc. 3.80%, 01/25/2050(2)	2,317,927
	Asbury Automotive Group, Inc.
176,000	4.50%, 03/01/2028(2)	147,787
179,000	4.75%, 03/01/2030(2)	149,975
	Beacon Roofing Supply, Inc.
65,000	4.50%, 11/15/2026(2)	62,075
3,125,000	4.88%, 11/01/2025(2)	2,761,719
1,030,000	Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(2)	1,048,025
	CVS Health Corp.
5,330,000	2.75%, 12/01/2022	5,515,082
4,217,000	2.88%, 06/01/2026	4,429,575
	CVS Pass-Through Trust
10,991	6.04%, 12/10/2028	12,065
25,104	6.94%, 01/10/2030	28,709
	Home Depot, Inc.
1,010,000	3.30%, 04/15/2040	1,103,528
860,000	3.35%, 04/15/2050	952,406
3,627,000	3.50%, 09/15/2056	4,105,094
7,710,000	4.50%, 12/06/2048	9,956,992
9,050,000	5.88%, 12/16/2036	12,900,974
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
1,275,000	4.75%, 06/01/2027(2)	1,316,042
1,600,000	5.25%, 06/01/2026(2)	1,636,000
515,000	Kohl’s Corp. 9.50%, 05/15/2025	529,495
530,000	L Brands, Inc. 5.63%, 10/15/2023	431,950

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Retail - 1.5% - (continued)
	Lithia Motors, Inc.
$735,000	4.63%, 12/15/2027(2)	$694,575
1,315,000	5.25%, 08/01/2025(2)	1,272,262
	Lowe’s Cos., Inc.
11,540,000	3.38%, 09/15/2025(7)	12,544,515
11,870,000	3.70%, 04/15/2046	12,909,532
5,365,000	4.05%, 05/03/2047	6,028,003
800,000	4.25%, 09/15/2044	905,371
1,690,000	4.55%, 04/05/2049	2,053,056
	McDonald’s Corp.
9,130,000	1.45%, 09/01/2025	9,113,560
2,500,000	3.35%, 04/01/2023	2,658,346
5,262,000	3.38%, 05/26/2025	5,765,706
7,545,000	3.50%, 07/01/2027	8,322,601
6,915,000	3.63%, 09/01/2049	7,568,509
550,000	4.20%, 04/01/2050	655,034
9,030,000	4.60%, 05/26/2045	10,826,344
5,000,000	6.30%, 10/15/2037	6,906,765
240,000	Nordstrom, Inc. 8.75%, 05/15/2025(2)	256,588
	O’Reilly Automotive, Inc.
845,000	3.55%, 03/15/2026	882,207
7,340,000	3.90%, 06/01/2029	7,863,882
1,150,000	4.20%, 04/01/2030	1,251,666
1,330,000	Party City Holdings, Inc. 6.63%, 08/01/2026(2)	124,687
1,055,000	PetSmart, Inc. 5.88%, 06/01/2025(2)	1,062,912
1,755,000	Staples, Inc. 7.50%, 04/15/2026(2)	1,386,450
	Starbucks Corp.
420,000	2.45%, 06/15/2026	431,637
6,685,000	3.10%, 03/01/2023	6,977,780
7,450,000	3.85%, 10/01/2023	7,964,016
4,915,000	United Rentals North America, Inc. 4.88%, 01/15/2028	4,925,813
2,600,000	Walmart, Inc. 3.95%, 06/28/2038	3,228,893
	Yum! Brands, Inc.
1,110,000	4.75%, 01/15/2030(2)	1,132,200
220,000	7.75%, 04/01/2025(2)	240,872

		184,943,800

	Semiconductors - 1.4%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
7,030,000	3.13%, 01/15/2025	7,262,986
3,545,000	3.50%, 01/15/2028	3,590,899
20,145,000	3.63%, 01/15/2024	21,032,799
21,085,000	3.88%, 01/15/2027	21,980,660
	Broadcom, Inc.
1,500,000	4.25%, 04/15/2026(2)	1,607,600
800,000	4.70%, 04/15/2025(2)	882,121
2,960,000	Entegris, Inc. 4.63%, 02/10/2026(2)	2,967,400
	Intel Corp.
4,860,000	3.10%, 02/15/2060	5,198,685
5,035,000	3.25%, 11/15/2049	5,599,651
1,700,000	4.10%, 05/19/2046	2,140,216
4,930,000	4.60%, 03/25/2040	6,459,815
4,920,000	Lam Research Corp. 1.90%, 06/15/2030	4,916,581
	Marvell Technology Group Ltd.
825,000	4.20%, 06/22/2023	853,805
390,000	4.88%, 06/22/2028	426,858
790,000	Microchip Technology, Inc. 4.33%, 06/01/2023	819,136
	Micron Technology, Inc.
920,000	4.64%, 02/06/2024	988,720
415,000	4.66%, 02/15/2030	460,058
7,230,000	4.98%, 02/06/2026	7,965,746
	NVIDIA Corp.
990,000	3.50%, 04/01/2040	1,112,761
4,740,000	3.50%, 04/01/2050	5,439,079
1,180,000	3.70%, 04/01/2060	1,380,654

The accompanying notes are an integral part of these financial statements.

29

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 47.2% - (continued)
		Semiconductors - 1.4% - (continued)
		NXP B.V. / NXP Funding LLC
	$9,163,000	4.88%, 03/01/2024(2)	$9,947,626
	3,485,000	5.35%, 03/01/2026(2)	3,942,175
	2,790,000	5.55%, 12/01/2028(2)	3,186,320
		NXP B.V. / NXP Funding LLC / NXP USA, Inc.
	1,035,000	2.70%, 05/01/2025(2)	1,046,482
	3,005,000	3.15%, 05/01/2027(2)	3,036,125
	1,625,000	3.88%, 06/18/2026(2)	1,702,730
	6,247,000	4.30%, 06/18/2029(2)	6,628,828
		Qorvo, Inc.
	2,010,000	4.38%, 10/15/2029(2)	2,002,463
	2,810,000	5.50%, 07/15/2026	2,950,500
		QUALCOMM, Inc.
	18,420,000	2.90%, 05/20/2024	19,657,732
	6,350,000	3.45%, 05/20/2025	6,974,313
	5,092,000	4.30%, 05/20/2047	6,182,706
	687,000	4.65%, 05/20/2035	875,853
	3,676,000	4.80%, 05/20/2045	4,694,446
		Sensata Technologies B.V.
	1,020,000	5.00%, 10/01/2025(2)	1,014,492
	1,475,000	5.63%, 11/01/2024(2)	1,497,125

			178,426,146

		Software - 1.7%
		CDK Global, Inc.
	500,000	4.88%, 06/01/2027	498,750
	1,215,000	5.25%, 05/15/2029(2)	1,239,300
	1,675,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(2)	1,637,681
		Fidelity National Information Services, Inc.
	9,065,000	3.00%, 08/15/2026	9,624,076
	12,090,000	3.75%, 05/21/2029	13,571,842
		Fiserv, Inc.
	11,730,000	3.20%, 07/01/2026	12,560,396
	6,695,000	3.50%, 07/01/2029	7,340,561
	15,015,000	3.80%, 10/01/2023	16,230,687
	2,828,000	Infor U.S., Inc. 6.50%, 05/15/2022	2,830,545
		IQVIA, Inc.
EUR	820,000	2.25%, 01/15/2028(2)	871,639
	$1,390,000	5.00%, 05/15/2027(2)	1,427,794
		Microsoft Corp.
	6,395,000	3.45%, 08/08/2036	7,451,309
	3,805,000	3.50%, 02/12/2035	4,531,359
	5,955,000	3.95%, 08/08/2056	7,829,554
	20,215,000	4.10%, 02/06/2037	25,188,332
	2,705,000	4.25%, 02/06/2047	3,624,721
	2,815,000	4.45%, 11/03/2045	3,826,207
		MSCI, Inc.
	3,335,000	4.00%, 11/15/2029(2)	3,487,043
	1,165,000	4.75%, 08/01/2026(2)	1,217,751
	2,350,000	Open Text Corp. 3.88%, 02/15/2028(2)	2,303,000
	1,625,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(2)	1,580,637
		Oracle Corp.
	6,000,000	2.65%, 07/15/2026	6,387,379
	16,315,000	3.60%, 04/01/2040	18,405,423
	6,360,000	3.60%, 04/01/2050	7,224,508
	2,100,000	3.85%, 07/15/2036	2,420,725
	12,610,000	3.85%, 04/01/2060	14,610,047
	14,500,000	3.90%, 05/15/2035	17,038,645
	8,745,000	4.00%, 11/15/2047	10,427,368
	4,300,000	6.50%, 04/15/2038	6,486,947
		PTC, Inc.
	400,000	3.63%, 02/15/2025(2)	393,800
	440,000	4.00%, 02/15/2028(2)	431,200
	4,095,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(2)	4,197,375

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 47.2% - (continued)
		Software - 1.7% - (continued)
	$1,293,000	Western Digital Corp. 4.75%, 02/15/2026(7)	$1,320,062

			218,216,663

		Telecommunications - 3.1%
EUR	1,330,000	Altice France S.A. 8.00%, 05/15/2027(2)	1,478,707
		Altice France S.A.
	$660,000	5.50%, 01/15/2028(2)	664,686
	4,020,000	7.38%, 05/01/2026(2)	4,200,900
	4,075,000	8.13%, 02/01/2027(2)	4,390,812
		AT&T, Inc.
	7,380,000	2.80%, 02/17/2021	7,458,791
	15,175,000	3.60%, 07/15/2025	16,285,813
	5,545,000	3.88%, 01/15/2026	6,021,289
	24,005,000	4.10%, 02/15/2028	26,517,676
	3,335,000	4.13%, 02/17/2026	3,671,526
	9,485,000	4.25%, 03/01/2027	10,452,815
	15,395,000	4.30%, 02/15/2030	17,309,808
	1,045,000	4.30%, 12/15/2042	1,136,275
	1,870,000	4.35%, 03/01/2029	2,101,364
	3,490,000	4.35%, 06/15/2045	3,825,780
	905,000	4.50%, 05/15/2035	1,013,160
	8,869,000	4.50%, 03/09/2048	10,146,047
	3,905,000	4.55%, 03/09/2049	4,481,259
	14,820,000	4.85%, 03/01/2039	17,139,653
	315,000	5.15%, 03/15/2042	377,123
	6,545,000	5.35%, 12/15/2043	8,008,343
	1,085,000	Bharti Airtel International Netherlands B.V. 5.35%, 05/20/2024(3)	1,125,221
	1,255,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(3)	1,249,985
		CenturyLink, Inc.
	3,720,000	4.00%, 02/15/2027(2)	3,608,400
	1,356,000	5.63%, 04/01/2025	1,356,000
	240,000	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd. 8.75%, 05/25/2024(3)	222,300
	1,835,000	Embarq Corp. 8.00%, 06/01/2036	1,890,050
	400,000	Emirates Telecommunications Group Co. PJSC 3.50%, 06/18/2024(3)	408,432
		Frontier Communications Corp.
	1,955,000	6.88%, 01/15/2025	527,870
	2,765,000	8.50%, 04/01/2026(2)(7)	2,557,625
	1,190,000	10.50%, 09/15/2022	365,568
	600,000	Intelsat Jackson Holdings S.A. 9.75%, 07/15/2025(2)	339,000
	670,000	Millicom International Cellular S.A. 6.25%, 03/25/2029(2)	656,600
	425,000	MTN Mauritius Investments Ltd. 5.37%, 02/13/2022(3)	413,483
	945,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 year USD CMT + 4.274% thereafter)(3)(5)(6)	836,325
	200,000	Ooredoo International Finance Ltd. 3.88%, 01/31/2028(3)	210,550
	995,000	Oztel Holdings SPC Ltd. 5.63%, 10/24/2023(3)	914,206
	1,125,000	Sprint Capital Corp. 8.75%, 03/15/2032	1,580,625
		Sprint Corp.
	3,253,000	7.13%, 06/15/2024	3,651,558
	790,000	7.63%, 02/15/2025	906,525
	6,357,000	7.88%, 09/15/2023	7,144,314
	12,555,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(2)	13,810,500
		T-Mobile USA, Inc.
	405,000	3.50%, 04/15/2025(2)	428,255
	8,425,000	3.88%, 04/15/2030(2)	9,245,848
	13,135,000	4.38%, 04/15/2040(2)	14,909,801
	6,365,000	4.50%, 04/15/2050(2)	7,449,596

The accompanying notes are an integral part of these financial statements.

30

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Telecommunications - 3.1% - (continued)
$1,575,000	Telecom Argentina S.A. 8.00%, 07/18/2026(3)	$1,266,316
670,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	751,941
1,860,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(2)	1,932,149
500,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(2)	488,250
	Telefonica Emisiones S.A.
1,150,000	4.57%, 04/27/2023	1,244,309
4,465,000	4.67%, 03/06/2038	4,978,251
6,145,000	4.90%, 03/06/2048	7,218,514
12,290,000	5.21%, 03/08/2047	14,737,962
3,590,000	5.52%, 03/01/2049	4,467,349
910,000	Turkcell Iletisim Hizmetleri AS 5.75%, 10/15/2025(2)	875,420
400,000	VEON Holdings B.V. 4.00%, 04/09/2025(3)	413,568
	Verizon Communications, Inc.
9,585,000	4.13%, 08/15/2046	11,782,296
17,585,000	4.50%, 08/10/2033	21,877,005
6,063,000	4.52%, 09/15/2048	7,991,996
3,370,000	4.67%, 03/15/2055	4,544,845
4,790,000	4.81%, 03/15/2039	6,161,267
2,945,000	5.01%, 08/21/2054	4,248,225
9,155,000	5.25%, 03/16/2037	12,194,444
200,000	VF Ukraine PAT via VFU Funding plc 6.20%, 02/11/2025(2)	184,040
	Vodafone Group plc
26,240,000	3.75%, 01/16/2024	28,315,339
6,500,000	4.13%, 05/30/2025	7,248,849
15,400,000	4.25%, 09/17/2050	16,753,097
6,355,000	5.25%, 05/30/2048	7,944,488

		390,110,384

	Toys/Games/Hobbies - 0.0%
435,000	Hasbro, Inc. 3.55%, 11/19/2026	425,817
	Mattel, Inc.
1,040,000	5.88%, 12/15/2027(2)	1,012,128
2,570,000	6.75%, 12/31/2025(2)	2,608,550

		4,046,495

	Transportation - 1.0%
	Burlington Northern Santa Fe LLC
2,020,000	3.05%, 02/15/2051	2,115,216
8,215,000	4.55%, 09/01/2044	10,286,780
	CSX Corp.
6,315,000	2.60%, 11/01/2026	6,695,429
5,750,000	3.35%, 09/15/2049	6,144,050
1,000,000	4.50%, 03/15/2049	1,261,516
1,000,000	4.75%, 05/30/2042	1,250,245
565,000	6.00%, 10/01/2036	758,819
	FedEx Corp.
7,000,000	3.10%, 08/05/2029	7,082,965
5,725,000	3.80%, 05/15/2025	6,132,221
5,000,000	4.05%, 02/15/2048	4,928,593
5,750,000	4.25%, 05/15/2030	6,278,301
4,730,000	5.25%, 05/15/2050	5,701,874
600,000	Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(2)	608,100
	Norfolk Southern Corp.
3,420,000	2.55%, 11/01/2029	3,552,466
5,815,000	3.05%, 05/15/2050	5,801,335
3,734,000	4.65%, 01/15/2046	4,763,466
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
4,520,000	3.45%, 07/01/2024(2)	4,684,701
9,895,000	4.88%, 07/11/2022(2)	10,366,772
	Rumo Luxembourg S.a.r.l.
566,000	5.88%, 01/18/2025(2)	560,283

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 47.2% - (continued)
		Transportation - 1.0% - (continued)
	$1,235,000	5.88%, 01/18/2025(3)	$1,222,526
	320,000	7.38%, 02/09/2024(3)	327,603
		Russian Railways Via RZD Capital plc
	200,000	4.38%, 03/01/2024(3)	208,982
	675,000	5.70%, 04/05/2022(3)	708,480
		Union Pacific Corp.
	4,455,000	3.25%, 02/05/2050	4,638,924
	5,797,000	3.55%, 08/15/2039	6,272,305
	10,385,000	3.84%, 03/20/2060(2)	11,537,857
	6,203,000	4.38%, 09/10/2038	7,292,085
	7,475,000	4.38%, 11/15/2065	8,841,417

			130,023,311

		Trucking & Leasing - 0.0%
		Avolon Holdings Funding Ltd.
	690,000	3.95%, 07/01/2024(2)	593,689
	285,000	4.38%, 05/01/2026(2)	244,231
	1,895,000	5.25%, 05/15/2024(2)	1,643,761

			2,481,681

		Water - 0.1%
	390,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024(3)	380,406
		American Water Capital Corp.
	3,760,000	2.80%, 05/01/2030	4,018,720
	1,690,000	3.45%, 05/01/2050	1,875,425
	1,195,000	3.75%, 09/01/2047	1,360,326
	1,675,000	4.20%, 09/01/2048	2,115,472

			9,750,349

		Total Corporate Bonds (cost $5,709,731,557)	$6,006,654,454

FOREIGN GOVERNMENT OBLIGATIONS - 3.7%
		Angola - 0.0%
		Angolan Government International Bond
	586,000	8.25%, 05/09/2028(3)	$254,932
	233,000	9.13%, 11/26/2049(2)	98,805
	925,000	9.38%, 05/08/2048(3)	394,267

			748,004

		Argentina - 0.2%
		Argentine Republic Government International Bond
	17,750,000	3.75%, 12/31/2038(8)	5,502,500
	5,345,000	4.63%, 01/11/2023	1,496,653
EUR	6,995,000	5.25%, 01/15/2028(3)	1,640,717
	$1,055,000	5.63%, 01/26/2022	292,763
	4,715,000	5.88%, 01/11/2028	1,185,870
	375,000	6.63%, 07/06/2028	93,000
	23,600,000	6.88%, 01/26/2027	5,900,236
	7,045,000	6.88%, 01/11/2048	1,638,033
	1,440,000	7.13%, 07/06/2036	345,614
	8,950,000	7.50%, 04/22/2026	2,376,225
EUR	1,527,475	7.82%, 12/31/2033	468,205
	$2,986,341	8.28%, 12/31/2033	1,000,454
		Provincia de Cordoba
	425,000	7.13%, 06/10/2021(2)	191,254
	1,630,000	7.13%, 08/01/2027(3)	603,116
	1,675,000	7.45%, 09/01/2024(3)	653,267

			23,387,907

		Armenia - 0.0%
		Republic of Armenia International Bond
	240,000	3.95%, 09/26/2029(3)	222,343
	715,000	7.15%, 03/26/2025(3)	757,828

			980,171

The accompanying notes are an integral part of these financial statements.

31

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.7% - (continued)
		Azerbaijan - 0.1%
		Republic of Azerbaijan International Bond
	$681,000	3.50%, 09/01/2032(2)	$606,090
	4,775,000	3.50%, 09/01/2032(3)	4,249,750
	565,000	5.13%, 09/01/2029(3)	554,423
		Southern Gas Corridor CJSC
	1,394,000	6.88%, 03/24/2026(2)	1,453,998
	3,210,000	6.88%, 03/24/2026(3)	3,348,158

			10,212,419

		Bermuda - 0.0%
	1,525,000	Bermuda Government International Bond 4.75%, 02/15/2029(2)	1,601,250

		Brazil - 0.1%
BRL	15,812,100	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2029	3,329,508
		Brazilian Government International Bond
	$5,180,000	4.75%, 01/14/2050	4,636,100
	2,849,000	5.00%, 01/27/2045	2,649,570
	1,520,000	5.63%, 02/21/2047	1,523,800

			12,138,978

		Colombia - 0.1%
		Colombia Government International Bond
	9,000,000	3.00%, 01/30/2030	8,172,090
	1,815,000	3.88%, 04/25/2027	1,792,313
	405,000	4.50%, 01/28/2026	413,104
	1,015,000	4.50%, 03/15/2029	1,025,160
	6,340,000	5.00%, 06/15/2045	6,333,723

			17,736,390

		Costa Rica - 0.0%
	570,000	Costa Rica Government International Bond 9.20%, 02/21/2024(2)	586,209

		Croatia - 0.1%
		Croatia Government International Bond
EUR	4,015,000	1.13%, 06/19/2029(3)	4,081,922
	420,000	2.70%, 06/15/2028(3)	486,169
	182,000	2.75%, 01/27/2030(3)	211,436
	1,925,000	3.00%, 03/20/2027(3)	2,254,535
	$445,000	5.50%, 04/04/2023(3)	479,324
	2,037,000	6.00%, 01/26/2024(3)	2,267,417
	2,205,000	6.38%, 03/24/2021(3)	2,271,150

			12,051,953

		Dominican Republic - 0.0%
		Dominican Republic International Bond
	200,000	5.50%, 01/27/2025(3)	187,000
	755,000	5.95%, 01/25/2027(3)	681,387
	1,184,000	6.00%, 07/19/2028(3)	1,068,560
	410,000	6.40%, 06/05/2049(2)	337,225
	567,000	7.45%, 04/30/2044(3)	514,553

			2,788,725

		Ecuador - 0.0%
		Ecuador Government International Bond
	200,000	7.88%, 01/23/2028(3)	56,752
	710,000	8.88%, 10/23/2027(3)	202,357
	485,000	9.50%, 03/27/2030(2)	138,225

			397,334

		Egypt - 0.1%
		Egypt Government International Bond
EUR	250,000	5.63%, 04/16/2030(2)	224,649
	240,000	5.63%, 04/16/2030(3)	215,663
	145,000	6.38%, 04/11/2031(3)	132,909
	$335,000	6.88%, 04/30/2040(3)	277,218
	1,435,000	7.05%, 01/15/2032(3)	1,275,847

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.7% - (continued)
	Egypt - 0.1% - (continued)
$310,000	7.60%, 03/01/2029(2)	$293,853
1,206,000	7.60%, 03/01/2029(3)	1,143,182
900,000	7.90%, 02/21/2048(3)	775,125
1,110,000	8.70%, 03/01/2049(3)	994,775

		5,333,221

	El Salvador - 0.0%
	El Salvador Government International Bond
335,000	6.38%, 01/18/2027(3)	265,488
925,000	7.13%, 01/20/2050(3)	698,375

		963,863

	Ethiopia - 0.0%
2,323,000	Ethiopia International Bond 6.63%, 12/11/2024(3)	2,011,718

	Gabon - 0.0%
	Gabon Government International Bond
638,480	6.38%, 12/12/2024(3)	456,437
515,000	6.63%, 02/06/2031(2)	364,766
1,955,000	6.95%, 06/16/2025(3)	1,377,466

		2,198,669

	Ghana - 0.0%
	Ghana Government International Bond
200,000	6.38%, 02/11/2027(2)	154,000
1,030,000	7.63%, 05/16/2029(3)	787,868
275,000	7.88%, 02/11/2035(2)	206,662
200,000	7.88%, 02/11/2035(3)	150,300
1,765,000	8.13%, 01/18/2026(3)	1,454,448
265,000	8.13%, 03/26/2032(3)	201,400

		2,954,678

	Guatemala - 0.0%
	Guatemala Government Bond
440,000	5.38%, 04/24/2032(2)	454,300
665,000	6.13%, 06/01/2050(2)	693,928

		1,148,228

	Hungary - 0.1%
	Hungary Government International Bond
5,544,000	5.38%, 02/21/2023	5,991,678
3,278,000	5.75%, 11/22/2023	3,644,841
2,266,000	6.38%, 03/29/2021	2,353,010

		11,989,529

	Indonesia - 0.3%
	Indonesia Government International Bond
1,365,000	3.38%, 04/15/2023(3)	1,384,809
910,000	3.85%, 07/18/2027(3)	937,467
2,600,000	4.45%, 04/15/2070	2,563,315
4,715,000	4.63%, 04/15/2043(3)	5,021,340
4,442,000	4.75%, 01/08/2026(3)	4,800,341
1,325,000	4.75%, 02/11/2029	1,453,477
980,000	4.75%, 07/18/2047(3)	1,052,041
10,129,000	5.13%, 01/15/2045(3)	11,366,238
2,141,000	5.25%, 01/08/2047(3)	2,437,676
	Perusahaan Penerbit SBSN Indonesia III
886,000	4.15%, 03/29/2027(2)	929,680
1,560,000	4.15%, 03/29/2027(3)	1,636,908
3,415,000	4.33%, 05/28/2025(3)	3,561,025

		37,144,317

	Israel - 0.0%
850,000	Israel Government International Bond 2.75%, 07/03/2030	892,500
	State of Israel
2,055,000	2.50%, 01/15/2030	2,113,650

The accompanying notes are an integral part of these financial statements.

32

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.7% - (continued)
		Israel - 0.0% - (continued)
	$905,000	3.88%, 07/03/2050	$1,001,020

			4,007,170

		Ivory Coast - 0.0%
		Ivory Coast Government International Bond
EUR	1,196,000	5.25%, 03/22/2030(2)	1,068,168
	670,000	5.88%, 10/17/2031(2)	595,610
	355,000	5.88%, 10/17/2031(3)	315,585
	$600,000	6.13%, 06/15/2033(3)	515,472
EUR	295,000	6.63%, 03/22/2048(3)	257,069
	570,000	6.88%, 10/17/2040(3)	509,202

			3,261,106

		Jamaica - 0.0%
		Jamaica Government International Bond
	$495,000	6.75%, 04/28/2028	492,525
	1,025,000	7.88%, 07/28/2045	1,078,813

			1,571,338

		Jordan - 0.1%
		Jordan Government International Bond
	955,000	5.75%, 01/31/2027(3)	913,960
	2,425,000	6.13%, 01/29/2026(3)	2,385,846
	1,897,000	7.38%, 10/10/2047(3)	1,754,691

			5,054,497

		Kenya - 0.1%
		Kenya Government International Bond
	1,400,000	6.88%, 06/24/2024(3)	1,281,700
	1,490,000	7.00%, 05/22/2027(2)	1,352,175
	3,375,000	7.00%, 05/22/2027(3)	3,062,812
	825,000	8.00%, 05/22/2032(3)	746,625
	200,000	8.25%, 02/28/2048(3)	178,308

			6,621,620

		Macedonia - 0.0%
EUR	3,465,000	Former Yugoslav Republic of Macedonia 3.98%, 07/24/2021(3)	3,842,996

		Mexico - 0.4%
		Mexico Government International Bond
	$1,545,000	3.25%, 04/16/2030	1,399,785
	1,525,000	3.90%, 04/27/2025	1,540,250
	2,400,000	4.50%, 04/22/2029	2,414,424
	30,583,000	4.50%, 01/31/2050	27,524,700
	377,000	4.60%, 01/23/2046	340,947
	8,315,000	4.75%, 04/27/2032	8,377,363
	5,830,000	5.00%, 04/27/2051	5,582,225

			47,179,694

		Mongolia - 0.0%
	2,165,000	Mongolia Government International Bond 5.13%, 12/05/2022(3)	1,926,815

		Morocco - 0.0%
		Morocco Government International Bond
EUR	1,470,000	1.50%, 11/27/2031(3)	1,442,338
	$2,015,000	4.25%, 12/11/2022(3)	2,094,584
	570,000	5.50%, 12/11/2042(3)	645,525

			4,182,447

		Oman - 0.0%
		Oman Government International Bond
	745,000	4.75%, 06/15/2026(3)	566,832
	1,100,000	6.75%, 01/17/2048(3)	772,288

			1,339,120

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.7% - (continued)
		Pakistan - 0.0%
		Pakistan Government International Bond
	$400,000	6.88%, 12/05/2027(3)	$345,920
	200,000	8.25%, 04/15/2024(3)	188,000
	400,000	8.25%, 09/30/2025(3)	368,080

			902,000

		Panama - 0.2%
		Panama Government International Bond
	4,220,000	3.16%, 01/23/2030	4,304,442
	2,755,000	3.75%, 03/16/2025	2,903,109
	320,000	3.87%, 07/23/2060	332,000
	1,220,000	4.30%, 04/29/2053	1,326,762
	2,175,000	4.50%, 04/16/2050	2,436,022
	5,860,000	4.50%, 04/01/2056	6,577,850
	1,180,000	7.13%, 01/29/2026	1,417,782
	4,365,000	Panama Notas del Tesoro 3.75%, 04/17/2026(2)	4,419,562

			23,717,529

		Paraguay - 0.1%
		Paraguay Government International Bond
	2,700,000	4.63%, 01/25/2023(3)	2,767,500
	900,000	4.95%, 04/28/2031(2)	927,000
	855,000	5.00%, 04/15/2026(3)	895,185
	990,000	5.40%, 03/30/2050(3)	1,024,650
	380,000	5.60%, 03/13/2048(2)	399,574
	1,205,000	5.60%, 03/13/2048(3)	1,267,070
	945,000	6.10%, 08/11/2044(3)	1,001,709

			8,282,688

		Peru - 0.0%
	1,635,000	Peruvian Government International Bond 2.39%, 01/23/2026	1,667,700

		Qatar - 0.2%
		Qatar Government International Bond
	1,210,000	3.25%, 06/02/2026(3)	1,278,063
	590,000	3.40%, 04/16/2025(2)	627,660
	6,850,000	3.75%, 04/16/2030(2)	7,478,556
	575,000	3.88%, 04/23/2023(3)	609,081
	890,000	4.40%, 04/16/2050(2)	1,011,983
	8,125,000	Qatari Diar Finance QSC 5.00%, 07/21/2020(3)	8,158,686

			19,164,029

		Romania - 0.1%
		Romanian Government International Bond
EUR	335,000	2.00%, 12/08/2026(3)	351,274
	445,000	2.00%, 01/28/2032(2)	411,937
	2,235,000	2.12%, 07/16/2031(2)	2,117,844
	2,200,000	2.12%, 07/16/2031(3)	2,084,679
	2,355,000	3.38%, 02/08/2038(3)	2,416,273
	2,712,000	3.88%, 10/29/2035(3)	2,952,329
	538,000	4.63%, 04/03/2049(2)	594,578

			10,928,914

		Russia - 0.5%
		Russian Federal Bond - OFZ
RUB	29,740,000	6.90%, 05/23/2029	428,423
	78,180,000	7.65%, 04/10/2030	1,179,797
	65,100,000	7.70%, 03/23/2033	998,383
	175,030,000	7.95%, 10/07/2026	2,639,217
	10,380,000	8.50%, 09/17/2031	167,388
		Russian Foreign Bond - Eurobond
	$1,000,000	4.25%, 06/23/2027(2)	1,082,648
	10,200,000	4.25%, 06/23/2027(3)	11,043,010
	4,200,000	4.38%, 03/21/2029(2)	4,635,960
	5,400,000	4.38%, 03/21/2029(3)	5,960,520

The accompanying notes are an integral part of these financial statements.

33

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.7% - (continued)
		Russia - 0.5% - (continued)
	$1,600,000	4.75%, 05/27/2026(3)	$1,772,000
	1,400,000	5.10%, 03/28/2035(2)	1,641,500
	13,800,000	5.10%, 03/28/2035(3)	16,180,500
	11,000,000	5.25%, 06/23/2047(3)	13,615,910
	1,200,000	5.63%, 04/04/2042(3)	1,525,224

			62,870,480

		Saudi Arabia - 0.0%
	3,210,000	Saudi Government International Bond 2.90%, 10/22/2025(2)	3,250,125

		Senegal - 0.1%
		Senegal Government International Bond
	600,000	6.25%, 05/23/2033(3)	525,420
	973,000	6.75%, 03/13/2048(2)	807,590
	3,540,000	6.75%, 03/13/2048(3)	2,938,200
	1,460,000	8.75%, 05/13/2021(3)	1,408,900

			5,680,110

		Serbia - 0.0%
		Serbia International Bond
EUR	914,000	1.50%, 06/26/2029(2)	865,138
	1,080,000	1.50%, 06/26/2029(3)	1,022,263

			1,887,401

		South Africa - 0.1%
	$6,600,000	Republic of South Africa Government International Bond 5.75%, 09/30/2049	5,148,528

		Supranational - 0.0%
		International Finance Corp.
MXN	154,000,000	0.00%, 02/22/2038(10)	1,867,732
IDR	25,000,000,000	8.00%, 10/09/2023	1,729,916

			3,597,648

		Tunisia - 0.0%
		Banque Centrale de Tunisie International Bond
EUR	100,000	5.63%, 02/17/2024(3)	90,769
	438,000	6.38%, 07/15/2026(3)	391,186
	100,000	6.75%, 10/31/2023(3)	93,969

			575,924

		Turkey - 0.4%
		Turkey Government International Bond
	$450,000	3.25%, 03/23/2023	414,936
	6,035,000	4.88%, 10/09/2026	5,290,679
	8,600,000	4.88%, 04/16/2043	6,225,110
	6,680,000	5.13%, 02/17/2028	5,793,564
	13,660,000	5.75%, 03/22/2024	13,163,514
	10,755,000	5.75%, 05/11/2047	8,170,961
	8,350,000	6.00%, 03/25/2027	7,658,620
	8,060,000	6.00%, 01/14/2041	6,448,000

			53,165,384

		Ukraine - 0.2%
		Ukraine Government International Bond
	455,000	7.38%, 09/25/2032(2)	402,675
	7,320,000	7.38%, 09/25/2032(3)	6,478,200
	7,350,000	7.75%, 09/01/2022(3)	7,000,875
	1,250,000	7.75%, 09/01/2026(3)	1,153,085
	620,000	7.75%, 09/01/2026(2)	571,930
	5,755,000	7.75%, 09/01/2027(3)	5,262,015
	2,510,000	8.99%, 02/01/2024(3)	2,444,058
	695,000	9.75%, 11/01/2028(3)	679,029

			23,991,867

		United Arab Emirates - 0.1%
		Abu Dhabi Government International Bond
	2,860,000	2.13%, 09/30/2024(2)	2,895,750

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.7% - (continued)
	United Arab Emirates - 0.1% - (continued)
$9,550,000	3.13%, 04/16/2030(2)	$10,148,785
850,000	3.13%, 09/30/2049(3)	814,300
1,710,000	3.88%, 04/16/2050(2)	1,821,492

		15,680,327

	Venezuela - 0.0%
	Venezuela Government International Bond
345,000	6.00%, 12/09/2020(4)	27,600
1,015,000	7.00%, 12/01/2018(4)	81,200
3,170,000	7.00%, 03/31/2038(4)	253,600
4,085,000	7.65%, 04/21/2025(4)	326,800
4,765,000	7.75%, 10/13/2019(4)	381,200
11,205,000	8.25%, 10/13/2024(4)	896,400
11,937,200	9.00%, 05/07/2023(4)	954,976
12,825,000	9.25%, 05/07/2028(4)	1,026,000

		3,947,776

	Total Foreign Government Obligations (cost $546,158,062)	$469,818,796

MUNICIPAL BONDS - 0.3%
	General Obligation - 0.1%
	California State, GO Taxable
8,325,000	3.05%, 04/01/2029	$8,991,749
2,175,000	7.55%, 04/01/2039(7)	3,647,584

		12,639,333

	Higher Education - 0.1%
12,000,000	Rutgers The State Univ. of New Jersey 3.92%, 05/01/2119	14,639,160

	Transportation - 0.1%
5,015,000	New York State Thruway Auth Rev 2.90%, 01/01/2035	4,920,367
1,510,000	Port Auth of New York & New Jersey 4.46%, 10/01/2062(7)	1,870,497

		6,790,864

	Total Municipal Bonds (cost $30,457,255)	$34,069,357

SENIOR FLOATING RATE INTERESTS - 0.1%(11)
	Auto Parts & Equipment - 0.0%
1,587,025	Panther BF Aggregator L.P. 3.90%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	$1,433,084

	Commercial Services - 0.1%
1,537,613	Blackhawk Network Holdings, Inc. 3.15%, 06/15/2025, 1 mo. USD LIBOR + 2.750%	1,306,971
4,460,000	Dun & Bradstreet Corp. 4.49%, 02/06/2026, 1 mo. USD LIBOR + 4.000%	4,158,950

		5,465,921

	Food Service - 0.0%
	Froneri International plc
900,000	2.65%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	830,628
125,000	5.75%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	117,812

		948,440

	Household Products - 0.0%
840,650	Diamond (BC) B.V. 3.76%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	721,387

The accompanying notes are an integral part of these financial statements.

34

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 0.1%(11) - (continued)
		Insurance - 0.0%
	$2,772,974	Asurion LLC 3.40%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	$2,638,789
	1,675,163	Hub International Ltd. 3.87%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	1,565,892

			4,204,681

		Leisure Time - 0.0%
	3,517,425	Golden Entertainment, Inc. 3.75%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	2,866,701

		Media - 0.0%
	1,566,491	AVSC Holding Corp. 4.70%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	1,033,884

		Office/Business Equipment - 0.0%
	2,055,000	Pitney Bowes, Inc. 5.91%, 01/17/2025, 1 mo. USD LIBOR + 5.500%	1,757,025

		Total Senior Floating Rate Interests (cost $20,844,967)	$18,431,123

U.S. GOVERNMENT SECURITIES - 0.3%
		U.S. Treasury Bonds - 0.2%
		U.S. Treasury Bonds
	$7,090,000	4.25%, 11/15/2040(12)	$11,208,016
	7,845,000	4.38%, 02/15/2038(12)(13)(14)	12,329,827
		U.S. Treasury Notes - 0.1%
	5,000,000	1.38%, 10/31/2020	5,031,641
	2,105,000	1.50%, 10/31/2024	2,214,115
	1,500,000	2.38%, 03/15/2022	1,560,820

			8,806,576

		Total U.S. Government Securities (cost $26,412,035)	$32,344,419

CONVERTIBLE BONDS - 0.1%
		Engineering & Construction - 0.0%
EUR	900,000	Cellnex Telecom S.A. 1.50%, 01/16/2026(3)	$1,501,825

		Healthcare - Products - 0.0%
	$1,105,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025(2)	1,037,903

		Lodging - 0.0%
	520,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	737,889

		Media - 0.0%
	2,130,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(2)	1,799,850

		Semiconductors - 0.0%
	980,000	Microchip Technology, Inc. 2.25%, 02/15/2037	1,196,336

		Software - 0.1%
	1,120,000	Splunk, Inc. 1.13%, 09/15/2025	1,310,637
	2,226,000	Western Digital Corp. 1.50%, 02/01/2024	2,043,472
	1,080,000	Workday, Inc. 0.25%, 10/01/2022	1,321,148

			4,675,257

		Total Convertible Bonds (cost $11,996,131)	$10,949,060

ESCROWS - 0.0%(15)
		Telecommunication Services - 0.0%
	3,930,000	Nexstar Broadcasting, Inc.*(2)	$3,753,150

		Total Escrows (cost $4,035,470)	$3,753,150

		Total Long-Term Investments (cost $11,426,028,259)	$12,110,297,941

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 5.5%
	Other Investment Pools & Funds - 5.3%
671,020,374	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(16)	$671,020,374

	Securities Lending Collateral - 0.2%
1,542,447	Citibank NA DDCA, 0.04%, 5/1/2020(16)	1,542,447
14,179,760	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(16)	14,179,760
8,615,464	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(16)	8,615,464
6,450,112	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(16)	6,450,112

		30,787,783

	Total Short-Term Investments (cost $701,808,157)	$701,808,157

Total Investments (cost $12,127,836,416)	100.7%	$12,812,106,098
Other Assets and Liabilities	(0.7)%	(88,001,277)

Total Net Assets	100.0%	$12,724,104,821

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $1,155,593,819, representing 9.1% of net assets.

(3)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $274,360,457, representing 2.2% of net assets.

The accompanying notes are an integral part of these financial statements.

35

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

(4)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(10)	Security is a zero-coupon bond.

(11)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2020.

(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2020, the market value of securities pledged was $11,679,520.

(13)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2020, the market value of securities pledged was $9,115,742.

(14)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2020, the market value of securities pledged was $72,297.

(15)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(16)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-BOBL Future	4	06/08/2020	$595,923	$2,780
U.S. Treasury 5-Year Note Future	3,646	06/30/2020	457,516,032	3,461,698
U.S. Treasury Long Bond Future	329	06/19/2020	59,559,281	2,550,997

Total				$6,015,475

Short position contracts:
Euro-BUND Future	113	06/08/2020	$21,599,842	$40,640
Euro-BUXL 30-Year Bond Future	13	06/08/2020	3,122,733	(32,297)
U.S. Treasury 2-Year Note Future	44	06/30/2020	9,698,906	(12,607)
U.S. Treasury 10-Year Note Future	2,287	06/19/2020	318,035,937	(1,216,899)
U.S. Treasury 10-Year Ultra Future	403	06/19/2020	63,283,594	(1,414,293)
U.S. Treasury Ultra Bond Future	167	06/19/2020	37,538,469	(60,441)

Total				$(2,695,897)

Total futures contracts				$3,319,578

OTC Credit Default Swap Contracts Outstanding at April 30, 2020
Reference Entity	Counterparty	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.33.V1	GSC	USD	1,515,000	5.00%	12/20/24	Quarterly	$—	$(17,168)	$119,263	$136,431
CDX.NA.HY.33.V1	GSC	USD	1,485,000	5.00%	12/20/24	Quarterly	—	(16,828)	116,901	133,729

Total credit default swap contracts							$—	$(33,996)	$236,164	$270,160

The accompanying notes are an integral part of these financial statements.

36

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2020 – (continued)
Reference Entity	Counterparty	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Deutsche Bank AG	CBK	EUR	9,000,000	(1.00%)	06/20/24	Quarterly	$364,097	$—	$500,285	$136,188
Deutsche Bank AG	MSC	EUR	5,400,000	(1.00%)	06/20/24	Quarterly	213,763	—	300,176	86,413
Deutsche Bank AG	HSBC	EUR	5,600,000	(1.00%)	06/20/24	Quarterly	730,673	—	751,909	21,236
Realogy Group LLC	JPM	USD	760,000	(5.00%)	12/20/24	Quarterly	—	(37,279)	175,631	212,910

Total							$1,308,533	$(37,279)	$1,728,001	$456,747

Total single-name issues							$1,308,533	$(37,279)	$1,728,001	$456,747

Total OTC contracts							$1,308,533	$(71,275)	$1,964,165	$726,907

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2020
Reference Entity	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.34.V1	USD	10,000,000	(1.00%)	06/20/25	Quarterly	$246,694	$(75,186)	$(321,880)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.33.V3	USD	74,928,550	5.00%	12/20/24	Quarterly	$2,262,202	$(3,950,021)	$(6,212,223)
CDX.NA.HY.34.V1	USD	1,790,000	5.00%	06/20/25	Quarterly	(95,766)	(83,482)	12,284

Total						$2,166,436	$(4,033,503)	$(6,199,939)

Credit default swaps on single-name issues:
Buy protection:
Republic of Turkey	USD	1,025,000	(1.00%)	06/20/25	Quarterly	$205,775	$211,231	$5,456
Staples, Inc.	USD	750,000	(5.00%)	12/20/24	Quarterly	4,186	266,444	262,258

Total						$209,961	$477,675	$267,714

Total						$2,623,091	$(3,631,014)	$(6,254,105)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
2,145,000	BRL	414,773	USD	JPM	06/02/20	$—	$(21,422)
5,630,000	BRL	1,073,342	USD	HSBC	06/02/20	—	(40,910)
9,835,000	BRL	2,107,395	USD	MSC	06/02/20	—	(303,848)
918,700,000	CLP	1,091,093	USD	GSC	06/17/20	10,671	—
460,700,000	CLP	547,540	USD	BOA	06/17/20	4,961	—
2,900,200,000	COP	703,847	USD	MSC	06/17/20	25,561	—
2,016,000,000	COP	522,009	USD	BOA	06/17/20	—	(14,979)
4,281,800,000	COP	1,092,112	USD	DEUT	06/17/20	—	(15,228)
27,440,000	CZK	1,103,794	USD	BOA	06/17/20	6,472	—
13,030,000	CZK	534,213	USD	GSC	06/17/20	—	(6,998)
734,000	EUR	804,229	USD	BOA	05/29/20	585	—
688,000	EUR	734,800	USD	SCB	06/17/20	19,880	—
419,000	EUR	454,062	USD	SSG	06/17/20	5,547	—
351,000	EUR	379,916	USD	BCLY	06/17/20	5,103	—
875,000	EUR	957,780	USD	MSC	06/17/20	2,024	—
287,000	EUR	313,899	USD	HSBC	06/17/20	917	—
3,779,000	EUR	4,152,384	USD	GSC	06/17/20	19,806	(26,934)

The accompanying notes are an integral part of these financial statements.

37

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2020 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
4,065,000	EUR	4,470,242	USD	JPM	06/17/20	$26,846	$(38,113)
362,700,000	HUF	1,106,245	USD	BOA	06/17/20	20,552	—
173,000,000	HUF	540,372	USD	GSC	06/17/20	—	(2,914)
123,790,000	INR	1,601,848	USD	MSC	06/17/20	38,330	—
73,216,000	MXN	2,946,698	USD	BCLY	06/17/20	67,783	—
18,773,000	MXN	750,470	USD	BOA	06/17/20	22,460	—
8,525,000	MXN	337,764	USD	CBK	06/17/20	13,231	—
26,660,000	MXN	1,095,699	USD	SSG	06/17/20	1,958	—
31,992,000	MXN	1,325,022	USD	GSC	06/17/20	—	(7,833)
54,520,000	PHP	1,072,911	USD	BCLY	06/17/20	7,324	—
27,530,000	PHP	540,971	USD	UBS	06/17/20	4,496	—
4,555,000	PLN	1,096,454	USD	BOA	06/17/20	1,131	—
2,220,000	PLN	537,556	USD	GSC	06/17/20	—	(2,619)
82,010,000	RUB	1,077,508	USD	BOA	06/17/20	19,440	—
41,220,000	RUB	560,816	USD	GSC	06/17/20	—	(9,466)
2,355,000	SGD	1,656,366	USD	JPM	06/17/20	14,012	—
53,170,000	THB	1,625,563	USD	JPM	06/17/20	17,812	—
2,131,140	USD	9,640,000	BRL	HSBC	06/02/20	363,352	—
3,703,874	USD	18,850,000	BRL	MSC	06/02/20	247,153	—
33,160	USD	149,000	BRL	DEUT	06/02/20	5,836	—
9,830	USD	46,000	BRL	JPM	06/02/20	1,395	—
711,873	USD	2,900,171,000	COP	JPM	06/17/20	—	(17,528)
16,288,828	USD	15,025,000	EUR	MSC	05/29/20	—	(185,738)
41,089,536	USD	36,692,000	EUR	DEUT	06/17/20	841,392	—
619,920	USD	564,000	EUR	BCLY	06/17/20	1,476	(219)
1,132	USD	1,000	EUR	CBK	06/17/20	35	—
2,115,808	USD	1,929,000	EUR	JPM	06/17/20	1,959	(2,107)
844,415	USD	776,000	EUR	GSC	06/17/20	—	(6,794)
1,278,719	USD	1,177,000	EUR	SSG	06/17/20	—	(12,354)
3,598,097	USD	3,293,000	EUR	BOA	06/17/20	—	(14,056)
19,773	USD	16,000	GBP	BCLY	05/29/20	—	(381)
2,070,520	USD	45,920,000	MXN	DEUT	06/17/20	179,881	—
1,691,132	USD	38,640,000	MXN	JPM	06/17/20	100,229	—
752,174	USD	16,388,000	MXN	GSC	06/17/20	77,440	—
2,506,707	USD	60,522,000	MXN	BCLY	06/17/20	14,868	—
1,602,257	USD	82,050,000	PHP	JPM	06/17/20	—	(23,445)
438,615	USD	34,826,000	RUB	BOA	06/17/20	—	(27,210)
1,414,993	USD	112,487,000	RUB	JPM	06/17/20	—	(89,609)
3,232,233	USD	249,935,000	RUB	GSC	06/17/20	—	(110,844)

Total						$2,191,918	$(981,549)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

38

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$37,518,139	$—	$37,518,139	$—
Banks	590,851,913	590,851,913	—	—
Capital Goods	616,440,195	515,818,749	100,621,446	—
Consumer Durables & Apparel	28,678,160	28,678,160	—	—
Consumer Services	71,191,962	71,191,962	—	—
Diversified Financials	66,800,438	66,800,438	—	—
Energy	287,683,905	287,683,905	—	—
Food & Staples Retailing	19,568,624	19,568,624	—	—
Food, Beverage & Tobacco	461,070,247	461,070,247	—	—
Health Care Equipment & Services	216,277,175	216,277,175	—	—
Household & Personal Products	182,464,134	182,464,134	—	—
Insurance	365,561,113	365,561,113	—	—
Media & Entertainment	155,399,896	155,399,896	—	—
Pharmaceuticals, Biotechnology & Life Sciences	865,106,226	677,068,161	188,038,065	—
Real Estate	170,712,861	170,712,861	—	—
Retailing	120,607,091	120,607,091	—	—
Semiconductors & Semiconductor Equipment	259,684,977	259,684,977	—	—
Technology Hardware & Equipment	247,320,088	247,320,088	—	—
Telecommunication Services	196,778,232	196,778,232	—	—
Transportation	114,956,761	114,956,761	—	—
Utilities	458,940,220	458,940,220	—	—
Preferred Stocks	665,225	665,225	—	—
Corporate Bonds	6,006,654,454	—	6,006,654,454	—
Foreign Government Obligations	469,818,796	—	469,818,796	—
Municipal Bonds	34,069,357	—	34,069,357	—
Senior Floating Rate Interests	18,431,123	—	18,431,123	—
U.S. Government Securities	32,344,419	—	32,344,419	—
Convertible Bonds	10,949,060	—	10,949,060	—
Escrows	3,753,150	—	3,753,150	—
Short-Term Investments	701,808,157	701,808,157	—	—
Foreign Currency Contracts(2)	2,191,918	—	2,191,918	—
Futures Contracts(2)	6,056,115	6,056,115	—	—
Swaps - Credit Default(2)	1,006,905	—	1,006,905	—

Total	$12,821,361,036	$5,915,964,204	$6,905,396,832	$—

Liabilities
Foreign Currency Contracts(2)	$(981,549)	$—	$(981,549)	$—
Futures Contracts(2)	(2,736,537)	(2,736,537)	—	—
Swaps - Credit Default(2)	(6,534,103)	—	(6,534,103)	—

Total	$(10,252,189)	$(2,736,537)	$(7,515,652)	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

39

Hartford AARP Balanced Retirement Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
	Asset-Backed - Automobile - 0.2%
$20,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$19,053
15,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	14,285
	Exeter Automobile Receivables Trust
70,000	2.58%, 09/15/2025(1)	64,916
15,000	2.73%, 12/15/2025(1)	13,109
39,132	First Investors Auto Owner Trust 2.21%, 09/16/2024(1)	39,304
30,000	Santander Drive Auto Receivables Trust 2.68%, 10/15/2025	29,023
50,000	Westlake Automobile Receivables Trust 2.72%, 11/15/2024(1)	47,053

		226,743

	Asset-Backed - Finance & Insurance - 0.7%
	Domino’s Pizza Master Issuer LLC
48,750	3.08%, 07/25/2047(1)	48,515
147,375	4.12%, 07/25/2048(1)	151,152
39,438	GLS Auto Receivables Issuer Trust 2.47%, 11/15/2023(1)	39,306
100,000	Lendmark Funding Trust 2.78%, 04/20/2028(1)	89,009
30,919	Long Beach Mortgage Loan Trust 0.66%, 12/25/2036, 1 mo. USD LIBOR + 0.170%(2)	13,926
4,649	SoFi Consumer Loan Program LLC 3.05%, 12/26/2025(1)	4,622
68,958	SoFi Consumer Loan Program Trust 2.45%, 08/25/2028(1)	68,439
100,000	SPS Servicer Advance Receivables Trust 2.32%, 10/15/2052(1)	97,783
219,882	Symphony CLO Ltd. 2.26%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	215,550
47,260	Towd Point Mortgage Trust 2.75%, 10/25/2056(1)(3)	47,514
	Vantage Data Centers Issuer LLC
24,833	3.19%, 07/15/2044(1)	23,467
34,242	4.07%, 02/16/2043(1)	34,718

		834,001

	Asset-Backed - Home Equity - 0.2%
105,408	GSAA Home Equity Trust 0.58%, 12/25/2036, 1 mo. USD LIBOR + 0.090%(2)	40,895
361,576	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(4)	135,058
40,000	Soundview Home Loan Trust 0.74%, 11/25/2036, 1 mo. USD LIBOR + 0.250%(2)	33,574

		209,527

	Commercial Mortgage - Backed Securities - 0.8%
961,472	Benchmark Mortgage Trust 0.69%, 07/15/2051(3)(5)	29,284
100,000	Commercial Mortgage Trust 1.71%, 10/15/2036, 1 mo. USD LIBOR + 0.900%(1)(2)	90,477
1,594,704	DBGS Mortgage Trust 0.34%, 10/15/2051(3)(5)	22,551
40,000	DBJPM 16-C1 Mortgage Trust 3.04%, 05/10/2049	41,287
	GS Mortgage Securities Trust
62,000	2.78%, 10/10/2049	63,580
46,000	3.14%, 06/10/2046	47,388
15,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	15,061
65,000	JPMDB Commercial Mortgage Securities Trust 2.99%, 12/15/2049	67,532
	Morgan Stanley Bank of America Merrill Lynch Trust
40,000	3.74%, 08/15/2047	41,885
40,977	3.77%, 11/15/2046	42,551
	Morgan Stanley Capital Trust
991,083	1.00%, 07/15/2051(3)(5)	48,446

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1% - (continued)
	Commercial Mortgage - Backed Securities - 0.8% - (continued)
$307,911	1.59%, 06/15/2050(3)(5)	$20,019
40,000	3.78%, 05/15/2048(3)	42,274
60,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	59,274
	Wells Fargo Bank N.A.
966,326	0.66%, 08/15/2061(3)(5)	28,415
70,000	3.18%, 09/15/2060	74,628
	Wells Fargo Commercial Mortgage Trust
65,000	2.79%, 07/15/2048	66,649
45,000	3.15%, 05/15/2048	47,028
15,000	4.30%, 05/15/2048(3)	10,634
	WF-RBS Commercial Mortgage Trust
48,001	2.87%, 11/15/2045	48,528
39,000	3.07%, 06/15/2046	39,676

		947,167

	Diversified Financial Services - 0.2%
248,021	Carlyle Global Market Strategies CLO Ltd. 2.04%, 07/27/2031, 3 mo. USD LIBOR + 1.050%(1)(2)	238,795

	Other Asset Backed Securities - 0.3%
250,000	Dewolf Park CLO Ltd. 2.43%, 10/15/2030, 3 mo. USD LIBOR + 1.210%(1)(2)	242,005
75,139	Marlette Funding Trust 2.39%, 12/17/2029(1)	73,339
100,000	OnDeck Asset Securitization Trust LLC 2.65%, 11/18/2024(1)	100,126
12,480	Towd Point Mortgage Trust 3.00%, 11/25/2057(1)(3)	12,502

		427,972

	Whole Loan Collateral CMO - 1.7%
	Alternative Loan Trust
46,009	0.63%, 04/25/2047, 1 mo. USD LIBOR + 0.140%(2)	38,897
33,277	0.94%, 03/01/2038, 1 mo. USD LIBOR + 0.450%(2)	27,591
38,099	3.22%, 08/25/2035, 12 mo. USD MTA + 1.350%(2)	31,401
	Angel Oak Mortgage Trust LLC
57,341	2.59%, 10/25/2049(1)(3)	57,735
28,716	3.65%, 09/25/2048(1)(3)	28,705
80,579	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(3)	79,943
37,522	Bear Stearns Alt-A Trust 0.81%, 08/25/2036, 1 mo. USD LIBOR + 0.320%(2)	41,256
38,427	Bunker Hill Loan Depositary Trust 2.88%, 07/25/2049(1)(4)	37,870
11,021	CHL Mortgage Pass-Through Trust 3.49%, 03/20/2036(3)	9,605
96,911	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	90,160
	COLT Mortgage Loan Trust
28,085	3.47%, 07/27/2048(1)(3)	28,103
38,191	3.69%, 10/26/2048(1)(3)	38,507
	Fannie Mae Connecticut Avenue Securities
106,443	2.69%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(2)	98,555
130,000	3.49%, 10/25/2029, 1 mo. USD LIBOR + 3.000%(2)	122,991
46,466	5.49%, 11/25/2024, 1 mo. USD LIBOR + 5.000%(2)	40,572
44,058	6.04%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(2)	44,501
75,743	GCAT LLC 2.99%, 02/25/2059(1)(4)	76,865
90,828	GCAT Trust 2.65%, 10/25/2068(1)(3)	90,177
	Mill City Mortgage Loan Trust
53,887	2.75%, 01/25/2061(1)(3)	54,433
85,551	3.25%, 10/25/2069(1)(3)	87,927
77,948	3.50%, 08/25/2058(1)(3)	80,468
	New Residential Advance Receivables Trust
100,000	2.33%, 10/15/2051(1)	97,867
110,000	2.43%, 10/15/2051(1)	108,560
	New Residential Mortgage Loan Trust
66,092	3.25%, 09/25/2056(1)(3)	67,098
75,299	3.50%, 12/25/2057(1)(3)	77,876

The accompanying notes are an integral part of these financial statements.

40

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1% - (continued)
	Whole Loan Collateral CMO - 1.7% - (continued)
$68,842	3.60%, 04/25/2049(1)(3)	$70,537
58,923	3.68%, 01/25/2049(1)(3)	58,403
54,512	3.75%, 11/25/2056(1)(3)	55,578
72,823	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.16%, 06/25/2036(3)	60,402
42,047	Residential Accredit Loans, Inc. 0.74%, 08/25/2037, 1 mo. USD LIBOR + 0.250%(2)	35,928
33,454	Residential Asset Securitization Trust 5.50%, 06/25/2035	27,394
	Seasoned Credit Risk Transfer Trust
34,146	2.50%, 08/25/2059	35,183
9,734	3.50%, 10/25/2058	10,837
92,610	Towd Point Mortgage Trust 2.90%, 10/25/2059(1)(3)	95,388
90,511	Verus Securitization Trust 3.14%, 11/25/2059(1)(3)	93,894

		2,101,207

	Total Asset & Commercial Mortgage-Backed Securities (cost $5,171,303)	$4,985,412

CORPORATE BONDS - 5.9%
	Aerospace/Defense - 0.2%
	Boeing Co.
10,000	3.25%, 02/01/2035	$8,283
165,000	5.04%, 05/01/2027	165,000
48,000	L3Harris Technologies, Inc. 4.40%, 06/15/2028(1)	54,207
10,000	Lockheed Martin Corp. 3.80%, 03/01/2045	12,050
25,000	United Technologies Corp. 4.45%, 11/16/2038	31,122

		270,662

	Agriculture - 0.1%
	Altria Group, Inc.
45,000	3.88%, 09/16/2046	43,947
5,000	4.80%, 02/14/2029	5,596
10,000	Archer-Daniels-Midland Co. 3.25%, 03/27/2030	11,028
10,000	BAT Capital Corp. 4.91%, 04/02/2030	11,257
55,000	Reynolds American, Inc. 4.85%, 09/15/2023	59,725

		131,553

	Auto Manufacturers - 0.1%
120,000	General Motors Co. 6.75%, 04/01/2046	111,403

	Beverages - 0.3%
	Anheuser-Busch InBev Worldwide, Inc.
128,000	3.75%, 07/15/2042	130,827
25,000	4.75%, 01/23/2029	28,922
40,000	Coca-Cola Co. 1.45%, 06/01/2027	40,009
	Constellation Brands, Inc.
5,000	2.88%, 05/01/2030	5,083
5,000	3.15%, 08/01/2029	5,174
30,000	3.60%, 02/15/2028	32,043
5,000	Keurig Dr Pepper, Inc. 3.20%, 05/01/2030	5,327
17,000	Molson Coors Brewing Co. 3.00%, 07/15/2026	16,871
	PepsiCo, Inc.
75,000	1.63%, 05/01/2030	74,197
5,000	2.63%, 03/19/2027(6)	5,399

		343,852

	Biotechnology - 0.1%
	Amgen, Inc.
10,000	1.90%, 02/21/2025	10,234
15,000	2.20%, 02/21/2027	15,400
20,000	2.45%, 02/21/2030	20,612
20,000	2.65%, 05/11/2022	20,566
40,000	Gilead Sciences, Inc. 2.55%, 09/01/2020	40,242

		107,054

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.9% - (continued)
	Chemicals - 0.1%
	Air Products and Chemicals, Inc.
$5,000	1.50%, 10/15/2025	$5,044
5,000	1.85%, 05/15/2027	5,066
5,000	Dow Chemical Co. 4.80%, 05/15/2049	5,720
30,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	32,433
5,000	LYB International Finance LLC 2.88%, 05/01/2025	5,058
10,000	Methanex Corp. 5.65%, 12/01/2044	6,842
	Sherwin-Williams Co.
10,000	2.30%, 05/15/2030	9,872
5,000	2.95%, 08/15/2029	5,184
30,000	3.13%, 06/01/2024	31,470
10,000	3.30%, 05/15/2050	10,233
5,000	4.50%, 06/01/2047	6,045

		122,967

	Commercial Banks - 1.0%
	Bank of America Corp.
130,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(7)	146,172
70,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(7)	84,056
	Bank of New York Mellon Corp.
5,000	1.95%, 08/23/2022	5,090
10,000	2.45%, 08/17/2026	10,450
20,000	2.66%, 05/16/2023, (2.66% fixed rate until 05/16/2022; 3 mo. USD LIBOR + 0.634% thereafter)(7)	20,547
	Citigroup, Inc.
25,000	3.20%, 10/21/2026	26,335
80,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(7)	88,118
20,000	Fifth Third Bancorp 2.38%, 01/28/2025	20,311
	Goldman Sachs Group, Inc.
95,000	3.50%, 01/23/2025	100,472
25,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(7)	27,443
	JP Morgan Chase & Co.
40,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(7)	40,832
115,000	2.95%, 10/01/2026	120,601
10,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. SOFR + 2.460% thereafter)(7)	10,378
10,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(7)	10,355
30,000	KeyCorp. 2.55%, 10/01/2029	28,918
215,000	Morgan Stanley 2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 3 mo. USD SOFR + 1.152% thereafter)(7)	221,280
	PNC Financial Services Group, Inc.
45,000	2.55%, 01/22/2030	46,050
20,000	3.45%, 04/23/2029	21,991
35,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	35,231
	State Street Corp.
30,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(2)(7)	30,873
10,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(1)(7)	10,621

The accompanying notes are an integral part of these financial statements.

41

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.9% - (continued)
	Commercial Banks - 1.0% - (continued)
$10,000	3.78%, 12/03/2024, (3.78% fixed rate until 12/03/2023; 3 mo. USD LIBOR + 0.770% thereafter)(7)	$10,829
	Wells Fargo & Co.
55,000	3.00%, 02/19/2025	57,594
50,000	3.00%, 10/23/2026	52,316
20,000	4.75%, 12/07/2046	23,711

		1,250,574

	Commercial Services - 0.0%
	Equifax, Inc.
5,000	2.60%, 12/15/2025	5,064
5,000	3.10%, 05/15/2030	5,045
10,000	ERAC USA Finance LLC 7.00%, 10/15/2037(1)	12,849
10,000	Global Payments, Inc. 3.20%, 08/15/2029	10,295

		33,253

	Construction Materials - 0.0%
40,000	Carrier Global Corp. 2.24%, 02/15/2025(1)	39,706

	Diversified Financial Services - 0.1%
	American Express Co.
12,000	3.63%, 12/05/2024	12,754
20,000	4.20%, 11/06/2025	22,522
35,000	BlackRock, Inc. 1.90%, 01/28/2031	34,989

		70,265

	Electric - 0.4%
10,000	Alabama Power Co. 4.15%, 08/15/2044	12,077
10,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	10,096
30,000	Commonwealth Edison Co. 2.55%, 06/15/2026	31,904
20,000	Dominion Energy South Carolina, Inc. 5.10%, 06/01/2065	28,609
35,000	Duke Energy Florida LLC 3.40%, 10/01/2046	39,124
15,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	16,602
5,000	Evergy, Inc. 2.45%, 09/15/2024	5,180
15,000	Exelon Corp. 2.45%, 04/15/2021	15,114
5,000	Fortis, Inc. 3.06%, 10/04/2026	5,078
55,000	Georgia Power Co. 2.10%, 07/30/2023	56,739
5,000	National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	5,487
30,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	34,137
15,000	Oncor Electric Delivery Co. LLC 2.95%, 04/01/2025	16,141
5,000	PacifiCorp 4.13%, 01/15/2049	6,310
40,000	Puget Energy, Inc. 3.65%, 05/15/2025	40,056
5,000	Sempra Energy 4.00%, 02/01/2048	5,656
40,000	Sierra Pacific Power Co. 2.60%, 05/01/2026	42,415
	Southern California Edison Co.
20,000	2.25%, 06/01/2030	19,678
5,000	3.65%, 02/01/2050	5,436
15,000	4.13%, 03/01/2048	17,170
	Southern Co.
55,000	3.25%, 07/01/2026	58,679
20,000	3.70%, 04/30/2030	22,170
15,000	Xcel Energy, Inc. 3.50%, 12/01/2049	16,461

		510,319

	Entertainment - 0.0%
15,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	14,391

	Environmental Control - 0.0%
	Waste Management, Inc.
15,000	3.45%, 06/15/2029	17,042
10,000	4.15%, 07/15/2049	12,717

		29,759

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.9% - (continued)
	Food - 0.1%
$15,000	Conagra Brands, Inc. 4.85%, 11/01/2028	$17,579
15,000	General Mills, Inc. 2.88%, 04/15/2030	16,047
20,000	Philip Morris International, Inc. 2.10%, 05/01/2030	19,834
10,000	Sysco Corp. 5.95%, 04/01/2030	11,818

		65,278

	Gas - 0.1%
25,000	Dominion Energy Gas Holdings LLC 2.50%, 11/15/2024	25,947
	NiSource, Inc.
15,000	3.49%, 05/15/2027	16,122
25,000	3.60%, 05/01/2030	27,893
25,000	Sempra Energy 3.40%, 02/01/2028	26,310

		96,272

	Healthcare - Products - 0.1%
10,000	Baxter International, Inc. 3.95%, 04/01/2030(1)	11,632
19,000	Becton Dickinson and Co. 3.36%, 06/06/2024	20,198
17,000	Thermo Fisher Scientific, Inc. 2.95%, 09/19/2026	18,394
15,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	15,156

		65,380

	Healthcare - Services - 0.1%
	Anthem, Inc.
10,000	2.25%, 05/15/2030	9,962
45,000	2.88%, 09/15/2029	46,817
5,000	4.38%, 12/01/2047	5,924
15,000	CommonSpirit Health 2.76%, 10/01/2024	14,730
	UnitedHealth Group, Inc.
15,000	2.38%, 08/15/2024	15,794
10,000	2.88%, 08/15/2029	10,839
10,000	3.50%, 08/15/2039	11,173
10,000	4.75%, 07/15/2045	13,262

		128,501

	Household Products - 0.0%
5,000	Estee Lauder Cos., Inc. 2.60%, 04/15/2030	5,212

	Insurance - 0.1%
21,000	Berkshire Hathaway Finance Corp. 4.20%, 08/15/2048	26,447
	Marsh & McLennan Cos., Inc.
73,000	3.88%, 03/15/2024	79,408
5,000	4.75%, 03/15/2039	6,247
3,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(1)	3,046
5,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	5,672
15,000	Progressive Corp. 3.20%, 03/26/2030	16,755
20,000	Willis North America, Inc. 2.95%, 09/15/2029	20,324

		157,899

	Internet - 0.1%
75,000	Amazon.com, Inc. 3.15%, 08/22/2027	84,252

	Iron/Steel - 0.0%
70,000	United States Steel Corp. 6.25%, 03/15/2026(6)	44,506

	IT Services - 0.1%
	Apple, Inc.
55,000	2.20%, 09/11/2029	58,483
5,000	3.35%, 02/09/2027	5,604
100,000	International Business Machines Corp. 3.30%, 05/15/2026	110,259

		174,346

	Machinery - Construction & Mining - 0.0%
20,000	Caterpillar, Inc. 2.60%, 04/09/2030	21,201

The accompanying notes are an integral part of these financial statements.

42

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.9% - (continued)
	Machinery - Diversified - 0.1%
	John Deere Capital Corp.
$5,000	1.20%, 04/06/2023	$5,040
5,000	1.75%, 03/09/2027	5,014
70,000	Otis Worldwide Corp. 2.57%, 02/15/2030(1)	70,542

		80,596

	Media - 0.3%
	Charter Communications Operating LLC / Charter Communications Operating Capital
15,000	2.80%, 04/01/2031	15,103
10,000	5.13%, 07/01/2049	11,902
	Comcast Corp.
50,000	3.20%, 07/15/2036	54,468
10,000	3.40%, 07/15/2046	11,062
10,000	4.70%, 10/15/2048	13,114
5,000	4.75%, 03/01/2044	6,484
5,000	4.95%, 10/15/2058	7,092
	Cox Communications, Inc.
7,000	3.15%, 08/15/2024(1)	7,398
35,000	3.35%, 09/15/2026(1)	37,237
6,000	4.50%, 06/30/2043(1)	6,565
	Discovery Communications LLC
40,000	3.95%, 03/20/2028	42,088
15,000	5.30%, 05/15/2049	17,390
65,000	Time Warner Cable LLC 4.50%, 09/15/2042	68,639
	ViacomCBS, Inc.
20,000	4.25%, 09/01/2023	21,015
50,000	4.95%, 01/15/2031	53,301

		372,858

	Miscellaneous Manufacturing - 0.0%
5,000	3M Co. 3.05%, 04/15/2030	5,459
20,000	General Electric Co. 3.63%, 05/01/2030	20,074
19,000	Parker-Hannifin Corp. 2.70%, 06/14/2024	19,416

		44,949

	Oil & Gas - 0.6%
	BP Capital Markets America, Inc.
10,000	3.54%, 04/06/2027	10,541
10,000	3.63%, 04/06/2030	10,779
	Callon Petroleum Co.
90,000	6.25%, 04/15/2023	18,675
5,000	6.38%, 07/01/2026	800
10,000	Canadian Natural Resources Ltd. 6.50%, 02/15/2037	9,882
145,000	Centennial Resource Production LLC 5.38%, 01/15/2026(1)	43,500
5,000	EOG Resources, Inc. 4.38%, 04/15/2030	5,551
70,000	EQT Corp. 6.13%, 02/01/2025	66,675
	Equinor ASA
15,000	3.63%, 04/06/2040	16,220
10,000	3.70%, 04/06/2050	11,132
	Exxon Mobil Corp.
25,000	4.23%, 03/19/2040	29,966
20,000	4.33%, 03/19/2050	24,479
5,000	Hess Corp. 5.60%, 02/15/2041	4,374
160,000	Matador Resources Co. 5.88%, 09/15/2026	80,000
225,000	Nostrum Oil & Gas Finance B.V. 8.00%, 07/25/2022(8)	51,795
	PDC Energy, Inc.
120,000	5.75%, 05/15/2026	91,524
40,000	6.13%, 09/15/2024	31,400
5,000	Phillips 66 3.85%, 04/09/2025	5,237
	Southwestern Energy Co.
65,000	7.50%, 04/01/2026	58,337
25,000	7.75%, 10/01/2027(6)	21,755
5,000	Valero Energy Corp. 2.85%, 04/15/2025	4,959

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.9% - (continued)
	Oil & Gas - 0.6% - (continued)
$85,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	$76,075

		673,656

	Pharmaceuticals - 0.4%
50,000	AbbVie, Inc. 2.95%, 11/21/2026(1)	52,772
5,000	Allergan Funding SCS 4.55%, 03/15/2035	5,773
	Bristol-Myers Squibb Co.
15,000	3.20%, 06/15/2026(1)	16,553
10,000	3.40%, 07/26/2029(1)	11,443
	Cigna Corp.
10,000	2.40%, 03/15/2030	10,108
29,000	3.05%, 10/15/2027(1)	30,320
30,000	3.75%, 07/15/2023	32,047
	CVS Health Corp.
25,000	3.00%, 08/15/2026	26,551
35,000	5.13%, 07/20/2045	43,748
50,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	55,972
35,000	Johnson & Johnson 2.45%, 03/01/2026	37,753
26,000	Merck & Co., Inc. 3.40%, 03/07/2029	29,985
	Novartis Capital Corp.
35,000	2.00%, 02/14/2027	37,064
25,000	2.20%, 08/14/2030	26,520
10,000	Pfizer, Inc. 2.63%, 04/01/2030	10,860
12,000	Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/2023	12,478

		439,947

	Pipelines - 0.3%
	Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
50,000	5.38%, 09/15/2024	39,000
140,000	5.75%, 03/01/2027(1)	103,600
	Energy Transfer Operating L.P.
5,000	3.75%, 05/15/2030	4,551
40,000	4.95%, 06/15/2028	39,150
5,000	6.13%, 12/15/2045	4,804
40,000	EnLink Midstream LLC 5.38%, 06/01/2029	24,800
60,000	EnLink Midstream Partners L.P. 4.85%, 07/15/2026	36,600
	MPLX L.P.
20,000	4.00%, 03/15/2028	18,964
15,000	4.13%, 03/01/2027	14,505
5,000	5.20%, 03/01/2047	4,665
5,000	5.20%, 12/01/2047(1)	4,564
5,000	5.50%, 02/15/2049	4,961
5,000	Phillips 66 Partners L.P. 3.15%, 12/15/2029	4,522
	Sunoco Logistics Partners Operations L.P.
10,000	5.30%, 04/01/2044	8,685
10,000	5.35%, 05/15/2045	8,967
15,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(1)	14,850
	TransCanada PipeLines Ltd.
20,000	4.10%, 04/15/2030	21,660
25,000	4.75%, 05/15/2038(6)	26,608

		385,456

	Real Estate Investment Trusts - 0.1%
20,000	American Tower Corp. 2.40%, 03/15/2025	20,600
25,000	SBA Tower Trust 2.84%, 01/15/2025(1)	25,460
20,000	Welltower, Inc. 2.70%, 02/15/2027	19,384

		65,444

	Retail - 0.2%
	Alimentation Couche-Tard, Inc.
5,000	2.95%, 01/25/2030(1)	4,894
5,000	3.80%, 01/25/2050(1)	4,692
20,000	AutoZone, Inc. 3.63%, 04/15/2025	21,422
30,000	Costco Wholesale Corp. 1.60%, 04/20/2030	29,774

The accompanying notes are an integral part of these financial statements.

43

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.9% - (continued)
	Retail - 0.2% - (continued)
	Home Depot, Inc.
$10,000	2.50%, 04/15/2027	$10,576
15,000	3.35%, 09/15/2025	16,686
11,000	3.50%, 09/15/2056	12,450
10,000	Lowe’s Cos., Inc. 3.70%, 04/15/2046	10,876
	McDonald’s Corp.
15,000	3.35%, 04/01/2023	15,950
15,000	3.63%, 09/01/2049	16,418
7,000	3.70%, 02/15/2042	7,595
15,000	4.20%, 04/01/2050	17,864
15,000	Starbucks Corp. 3.80%, 08/15/2025	16,402
20,000	Walmart, Inc. 3.40%, 06/26/2023	21,593

		207,192

	Semiconductors - 0.3%
70,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	72,974
65,000	Broadcom, Inc. 5.00%, 04/15/2030(1)	73,111
	Intel Corp.
45,000	2.45%, 11/15/2029	47,671
15,000	2.60%, 05/19/2026	16,104
10,000	Lam Research Corp. 1.90%, 06/15/2030	9,993
20,000	NVIDIA Corp. 2.85%, 04/01/2030	21,792
	NXP B.V. / NXP Funding LLC
40,000	4.88%, 03/01/2024(1)	43,425
5,000	5.35%, 03/01/2026(1)	5,656
5,000	5.55%, 12/01/2028(1)	5,710
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
5,000	3.15%, 05/01/2027	5,052
10,000	4.30%, 06/18/2029(1)	10,611

		312,099

	Software - 0.1%
	Fidelity National Information Services, Inc.
15,000	3.00%, 08/15/2026	15,925
12,000	3.75%, 05/21/2029	13,471
25,000	Fiserv, Inc. 3.20%, 07/01/2026	26,770
25,000	Microsoft Corp. 4.25%, 02/06/2047	33,500
	Oracle Corp.
25,000	2.65%, 07/15/2026	26,614
20,000	3.80%, 11/15/2037	22,773
10,000	salesforce.com, Inc. 3.25%, 04/11/2023	10,657

		149,710

	Telecommunications - 0.3%
	AT&T, Inc.
10,000	2.95%, 07/15/2026	10,480
35,000	4.35%, 06/15/2045	38,367
160,000	Nokia Oyj 6.63%, 05/15/2039	170,800
	T-Mobile USA, Inc.
30,000	3.50%, 04/15/2025(1)	31,723
35,000	3.88%, 04/15/2030(1)	38,410
10,000	4.50%, 04/15/2050(1)	11,704
	Verizon Communications, Inc.
15,000	3.15%, 03/22/2030	16,630
5,000	4.00%, 03/22/2050	6,228
65,000	4.13%, 08/15/2046	79,901
	Vodafone Group plc
10,000	4.25%, 09/17/2050	10,879
6,000	4.38%, 02/19/2043	6,761

		421,883

	Transportation - 0.1%
	CSX Corp.
45,000	2.40%, 02/15/2030	46,271
20,000	3.25%, 06/01/2027	21,614

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 5.9% - (continued)
		Transportation - 0.1% - (continued)
		FedEx Corp.
	$5,000	3.30%, 03/15/2027	$5,097
	25,000	3.80%, 05/15/2025	26,778
	25,000	4.25%, 05/15/2030	27,297
	5,000	Norfolk Southern Corp. 3.40%, 11/01/2049	5,356
	17,000	Union Pacific Corp. 4.10%, 09/15/2067	19,411

			151,824

		Water - 0.0%
		American Water Capital Corp.
	15,000	3.75%, 09/01/2028	16,941
	10,000	4.15%, 06/01/2049	12,494

			29,435

		Total Corporate Bonds (cost $7,436,489)	$7,213,654

FOREIGN GOVERNMENT OBLIGATIONS - 8.4%
		Australia - 0.3%
AUD	370,000	Australia Government Bond 3.00%, 03/21/2047(8)	$311,241

		Canada - 0.8%
		Canadian Government Bond
CAD	250,000	2.75%, 12/01/2048	250,921
	240,102	3.00%, 12/01/2036(9)	252,218
		Canadian Government Real Return Bond
	135,302	4.00%, 12/01/2031(9)	142,055
	359,773	4.25%, 12/01/2026(9)	327,390

			972,584

		Germany - 2.1%
EUR	1,058,813	Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 04/15/2026(8)(9)	1,241,853
	1,014,321	0.50%, 04/15/2030(8)(9)	1,295,170

			2,537,023

		Greece - 0.1%
	50,935,000	Hellenic Republic Government Bond 0.00%, 10/15/2042(3)	146,799

		Hungary - 0.0%
	$6,000	Hungary Government International Bond 6.38%, 03/29/2021	6,230

		Indonesia - 0.2%
IDR	4,436,000,000	Indonesia Treasury Bond 6.50%, 06/15/2025	288,497

		Italy - 0.1%
EUR	103,910	Italy Buoni Poliennali Del Tesoro 1.25%, 09/15/2032(1)(8)(9)	109,685

		Japan - 1.4%
JPY	187,078,886	Japanese Government CPI Linked Bond 0.10%, 03/10/2029(9)	1,733,681

		Mexico - 0.5%
MXN	13,207,600	Mexican Bonos 8.00%, 11/07/2047	564,544

		New Zealand - 0.3%
NZD	590,000	New Zealand Government Bond 3.00%, 04/20/2029	432,560

		Peru - 0.0%
	$5,000	Peruvian Government International Bond 2.39%, 01/23/2026	5,100

		Russia - 1.2%
RUB	106,532,753	Russian Federal Inflation Linked Bond - OFZ 2.50%, 02/02/2028(9)	1,417,022

The accompanying notes are an integral part of these financial statements.

44

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 8.4% - (continued)
		South Korea - 1.2%
KRW	215,617,329	Inflation Linked Korea Treasury Bond 1.75%, 06/10/2028(9)	$183,180
		Korea Treasury Bond
	1,224,570,000	1.38%, 12/10/2029	990,614
	412,850,000	1.88%, 06/10/2029	347,990

			1,521,784

		Spain - 0.1%
EUR	100,000	Spain Government Bond 2.70%, 10/31/2048(1)(8)	140,904

		Thailand - 0.1%
THB	3,479,347	Thailand Government Bond 1.25%, 03/12/2028(8)(9)	95,833

		Total Foreign Government Obligations (cost $10,920,260)	$10,283,487

MUNICIPAL BONDS - 0.2%
		Development - 0.1%
	$30,000	California State, GO Taxable 7.30%, 10/01/2039	$47,564
	45,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	47,786

			95,350

		General - 0.1%
	100,000	County of Riverside, CA 2.86%, 02/15/2026(10)	100,997
	40,000	Philadelphia, PA, Auth for Industrial Dev 6.55%, 10/15/2028	52,064

			153,061

		Transportation - 0.0%
	15,000	New York State Thruway Auth Rev 2.90%, 01/01/2035	14,717

		Total Municipal Bonds (cost $254,727)	$263,128

U.S. GOVERNMENT AGENCIES - 10.7%
		FHLMC - 0.2%
	$4,304,769	0.20%, 10/25/2026(3)(5)	$24,378
	1,402,212	0.38%, 11/25/2023(3)(5)	11,696
	745,602	0.74%, 03/25/2027(3)(5)	26,576
	119,971	1.13%, 01/25/2030(3)(5)	10,465
	28,418	1.50%, 10/15/2042	28,543
	29,231	1.70%, 10/15/2039	29,639
	16,253	2.00%, 07/15/2031	16,648
	27,534	2.00%, 09/15/2031	28,286
	46,934	2.50%, 12/15/2042	48,704

			224,935

		FNMA - 1.4%
	$369,301	1.33%, 06/25/2034(3)(5)	39,246
	31,934	1.50%, 08/25/2041	32,397
	52,558	1.50%, 06/25/2042	53,306
	19,488	1.50%, 11/25/2042	19,561
	28,088	1.70%, 06/25/2043	28,505
	34,393	1.75%, 01/25/2040	34,783
	24,249	2.00%, 06/25/2043	24,730
	40,613	2.50%, 09/25/2049	42,495
	21,617	2.50%, 03/25/2053	22,406
	24,061	3.00%, 02/25/2049	25,426
	187,841	3.50%, 06/01/2049	198,229
	469,817	3.50%, 09/01/2049	496,018
	92,374	3.50%, 04/25/2053	97,587
	76,114	3.50%, 08/25/2058	82,589
	186,869	4.00%, 09/01/2048	198,855

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 10.7% - (continued)
	FNMA - 1.4% - (continued)
$231,312	4.00%, 08/01/2049	$246,208
43,932	4.00%, 07/25/2053	46,146

		1,688,487

	GNMA - 2.3%
$46,100	1.50%, 04/16/2040	46,795
29,455	1.70%, 10/20/2045	29,848
905,000	2.50%, 05/20/2050(11)	955,482
400,000	2.50%, 06/22/2050(11)	421,250
450,000	3.00%, 05/20/2050(11)	479,032
475,000	3.50%, 05/20/2050(11)	502,906
390,586	4.00%, 07/20/2049	414,915

		2,850,228

	UMBS - 6.8%
$300,000	2.50%, 05/18/2035(11)	313,676
2,089,000	2.50%, 05/13/2050(11)	2,175,906
200,000	3.00%, 05/18/2035(11)	210,906
4,091,000	3.00%, 05/13/2050(11)	4,318,722
600,000	3.50%, 05/13/2050(11)	633,990
250,000	4.00%, 05/13/2050(11)	266,279
400,000	4.50%, 05/13/2050(11)	431,250

		8,350,729

	Total U.S. Government Agencies (cost $13,022,491)	$13,114,379

U.S. GOVERNMENT SECURITIES - 6.3%
	U.S. Treasury Securities - 6.3%
	U.S. Treasury Bonds - 2.5%
$385,744	0.88%, 02/15/2047(9)	$491,754
20,978	1.00%, 02/15/2048(9)	27,661
146,000	3.13%, 02/15/2043	201,206
420,000	3.13%, 08/15/2044(12)	584,555
640,000	3.63%, 08/15/2043	950,825
540,000	3.75%, 11/15/2043(13)	818,395

		3,074,396

	U.S. Treasury Notes - 3.8%
115,158	0.13%, 04/15/2025	118,092
1,702,558	0.63%, 04/15/2023(9)	1,728,666
1,755,847	0.63%, 01/15/2026(9)	1,852,595
71,705	0.88%, 01/15/2029(9)	79,822
50,000	2.00%, 08/15/2025	54,190
624,000	2.13%, 08/15/2021(13)	639,624
187,000	2.63%, 02/15/2029	219,601

		4,692,590

	Total U.S. Government Securities (cost $6,955,853)	$7,766,986

COMMON STOCKS - 31.1%
	Banks - 1.1%
16,556	Bank of Nova Scotia	$664,558
6,024	PNC Financial Services Group, Inc.	642,580

		1,307,138

	Capital Goods - 3.0%
750	AGCO Corp.	39,630
18,848	Assa Abloy AB Class B	337,415
52,638	BAE Systems plc	335,748
1,225	Deere & Co.	177,698
8,978	Fortive Corp.	574,592
8,452	Kubota Corp.	104,963
1,835	Lockheed Martin Corp.	713,925
3,548	Otis Worldwide Corp.*	180,629

The accompanying notes are an integral part of these financial statements.

45

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 31.1% - (continued)
	Capital Goods - 3.0% - (continued)
$7,096	Raytheon Technologies Corp.	$459,892
9,287	Vinci S.A.	760,809

		3,685,301

	Commercial & Professional Services - 0.3%
10,502	Experian plc	315,379

	Consumer Durables & Apparel - 0.5%
7,473	NIKE, Inc. Class B	651,496

	Consumer Services - 1.4%
43,843	Compass Group plc	737,764
5,196	McDonald’s Corp.	974,562

		1,712,326

	Energy - 2.5%
44,900	Ascent Resources - Marcellus LLC Class A*(14)(15)	32,553
46,968	BP plc	185,073
1,745	Cabot Oil & Gas Corp.	37,727
1,322	Chevron Corp.	121,624
46,000	CNOOC Ltd.	50,859
706	Concho Resources, Inc.	40,044
2,334	ConocoPhillips	98,261
1,217	Diamondback Energy, Inc.	52,988
3,315	Enbridge, Inc.	101,573
5,977	Eni S.p.A.	56,939
959	EOG Resources, Inc.	45,562
3,798	Equinor ASA	52,590
1,525	Exxon Mobil Corp.	70,867
3,508	Galp Energia SGPS S.A.	40,486
9,130	Gazprom PJSC ADR	46,234
959	Hess Corp.	46,646
23,107	Imperial Oil Ltd.	373,344
1,020	LUKOIL PJSC ADR	66,542
657	Lundin Petroleum AB	16,904
2,798	Marathon Petroleum Corp.	89,760
1,780	Noble Energy, Inc.	17,462
620	OMV AG	20,244
1,908	Parex Resources, Inc.*	20,917
4,600	Petroleo Brasileiro S.A.	15,776
815	Pioneer Natural Resources Co.	72,788
3,072	Reliance Industries Ltd.	59,729
3,921	Repsol S.A.	35,590
9,115	Royal Dutch Shell plc Class A	150,072
3,075	Schlumberger Ltd.	51,722
1,967	TC Energy Corp.	90,525
5,319	Tenaris S.A.	36,365
21,331	Total S.A.	757,088
785	Valero Energy Corp.	49,730
1,097	Viper Energy Partners L.P.	10,180
3,120	Williams Cos., Inc.	60,434

		3,075,198

	Food, Beverage & Tobacco - 3.3%
4,500	Archer-Daniels-Midland Co.	167,130
1,300	Bunge Ltd.	51,571
500	Cal-Maine Foods, Inc.	20,755
13,109	Coca-Cola Co.	601,572
1,600	Darling Ingredients, Inc.*	32,944
15,436	Diageo plc	531,459
700	Fresh Del Monte Produce, Inc.	19,957
3,018	Glanbia plc	32,118
171,300	Golden Agri-Resources Ltd.	18,837
8,821	Heineken N.V.(6)	750,313
600	Ingredion, Inc.	48,720
63,100	IOI Corp. Bhd	59,415
11,100	Kuala Lumpur Kepong Bhd	53,943
1,425	Lamb Weston Holdings, Inc.	87,438

Shares or Principal Amount		Market Value†
COMMON STOCKS - 31.1% - (continued)
	Food, Beverage & Tobacco - 3.3% - (continued)
$5,056	Nestle S.A.	$535,481
997	NH Foods Ltd.	35,390
4,259	PepsiCo., Inc.	563,423
2,450	Pilgrim’s Pride Corp.*	53,900
909	Prima Meat Packers Ltd.	20,611
225	Sanderson Farms, Inc.	30,631
4,787	Tate & Lyle plc	42,893
2,154	Tiger Brands Ltd.	20,975
2,000	Tyson Foods, Inc. Class A	124,380
56,100	Wilmar International Ltd.	141,276

		4,045,132

	Health Care Equipment & Services - 2.8%
6,556	Baxter International, Inc.	582,042
16,834	Koninklijke Philips N.V.	733,836
8,242	Medtronic plc	804,666
4,313	Sysmex Corp.	297,973
3,501	UnitedHealth Group, Inc.	1,023,938

		3,442,455

	Household & Personal Products - 2.2%
12,738	Colgate-Palmolive Co.	895,099
7,139	Procter & Gamble Co.	841,474
10,706	Reckitt Benckiser Group plc	891,807

		2,628,380

	Insurance - 1.5%
89,193	AIA Group Ltd.	818,593
24,727	AXA S.A.	439,559
5,307	Chubb Ltd.	573,209

		1,831,361

	Materials - 3.6%
140,000	Angang Steel Co., Ltd. Class H	37,741
8,420	Anglo American plc	149,750
7,963	ArcelorMittal S.A.	86,981
31,800	Argonaut Gold, Inc.*	33,126
167,055	Aurelia Metals Ltd.	34,673
58,600	Baoshan Iron & Steel Co., Ltd. Class A	40,169
1,200	Barrick Gold Corp.	30,864
33,598	BHP Group plc	563,942
7,898	BlueScope Steel Ltd.	51,549
3,376	Boliden AB(6)	68,051
16,047	Centamin plc	31,070
7,400	Centerra Gold, Inc.	59,170
2,100	CF Industries Holdings, Inc.	57,750
6,250	Corteva, Inc.*	163,688
6,900	Dundee Precious Metals, Inc.	32,171
600	Endeavour Mining Corp.*(6)	10,802
39,275	Eregli Demir ve Celik Fabrikalari T.A.S.	45,280
14,245	Evraz plc	47,205
1,100	FMC Corp.	101,090
12,054	Fortescue Metals Group Ltd.	92,120
9,400	Golden Star Resources Ltd.*	21,996
23,300	Guyana Goldfields, Inc.*	10,378
28,355	Hindalco Industries Ltd.	48,094
17,298	Hochschild Mining plc	30,179
65,000	Hunan Valin Steel Co., Ltd. Class A*	36,444
9,000	IAMGOLD Corp.*	31,488
13,256	Israel Chemicals Ltd.	46,251
150	Korea Zinc Co., Ltd.	47,675
2,411	Kumba Iron Ore Ltd.	45,377
3,508	Linde plc	645,437
130,000	Maanshan Iron & Steel Co., Ltd. Class H	42,160
6,250	Magnitogorsk Iron & Steel Works PJSC GDR	44,063
3,800	Mosaic Co.	43,738
82,000	Nanjing Iron & Steel Co., Ltd. Class A	36,850

The accompanying notes are an integral part of these financial statements.

46

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 31.1% - (continued)
	Materials - 3.6% - (continued)
$2,800	Novolipetsk Steel PJSC GDR	$48,300
7,105	Nufarm Ltd.*	24,130
4,600	Nutrien Ltd.	164,278
47,400	OceanaGold Corp.	72,192
119,300	Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A*	33,598
46,466	Perseus Mining Ltd.*	28,081
3,779	PhosAgro PJSC GDR	45,650
677	POSCO	102,298
81,585	Ramelius Resources Ltd.	69,324
10,083	Regis Resources Ltd.	28,831
9,751	Rio Tinto plc	452,628
35,000	Sansteel Minguang Co., Ltd. Fujian Class A	35,775
23,500	SEMAFO, Inc.*	59,090
4,310	Severstal PAO GDR	51,379
77,000	Shanxi Taigang Stainless Steel Co., Ltd. Class A	35,546
53,416	South32 Ltd.	67,179
2,900	Steel Dynamics, Inc.	70,383
41,984	Vedanta Ltd.	48,939
64,000	Xinyu Iron & Steel Co., Ltd. Class A	36,356
2,558	Yara International ASA	86,881

		4,428,160

	Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
10,265	AstraZeneca plc ADR	536,654
683	Genus plc	29,343
6,964	Johnson & Johnson	1,044,879
6,786	Merck & Co., Inc.	538,401
9,370	Novartis AG	799,621
2,235	Roche Holding AG	773,975

		3,722,873

	Real Estate - 0.8%
1,300	American Tower Corp. REIT	309,400
3,315	Public Storage REIT	614,767

		924,167

	Retailing - 0.4%
8,288	TJX Cos., Inc.	406,526
1,100	Tractor Supply Co.	111,573

		518,099

	Software & Services - 2.5%
3,088	Accenture plc Class A	571,867
3,015	Automatic Data Processing, Inc.	442,270
8,237	Capgemini SE	774,367
4,506	Microsoft Corp.	807,520
2,421	Visa, Inc. Class A	432,681

		3,028,705

	Telecommunication Services - 0.5%
19,310	KDDI Corp.	559,300

	Transportation - 0.9%
9,363	Canadian National Railway Co.	774,292
4,002	United Parcel Service, Inc. Class B	378,829

		1,153,121

	Utilities - 0.8%
733	Avangrid, Inc.	31,519
573	Duke Energy Corp.	48,510
159	Edison International	9,335
4,014	Enel S.p.A.	27,418
3,722	Engie S.A.	40,382
1,550	ENN Energy Holdings Ltd.	17,472
1,593	Exelon Corp.	59,069
4,418	Iberdrola S.A.	43,949
62,214	National Grid plc	729,070

Shares or Principal Amount			Market Value†
COMMON STOCKS - 31.1% - (continued)
		Utilities - 0.8% - (continued)
	$12,698	Power Grid Corp. of India Ltd.	$27,216

			1,033,940

		Total Common Stocks (cost $36,595,543)	$38,062,531

CONVERTIBLE BONDS - 0.1%
		Oil & Gas - 0.0%
	45,000	Oasis Petroleum, Inc. 2.63%, 09/15/2023	$5,399
	85,000	PDC Energy, Inc. 1.13%, 09/15/2021	69,813

			75,212

		Oil & Gas Services - 0.1%
EUR	100,000	Fugro N.V. 4.00%, 10/26/2021(8)	77,964

		Total Convertible Bonds (cost $235,052)	$153,176

EXCHANGE-TRADED FUNDS - 5.9%
		Other Investment Pools & Funds - 5.9%
	21,500	iShares iBoxx High Yield Corporate Bond ETF(6)	$1,729,245
	10,960	iShares JP Morgan USD Emerging Markets Bond ETF(6)	1,101,480
	4,400	SPDR Barclays Convertible Securities ETF	234,212
	72,300	SPDR Blackstone(6)	3,019,971
	37,550	VanEck Vectors JP Morgan EM Local Currency Bond ETF	1,084,819

			7,169,727

		Total Exchange-Traded Funds (cost $7,874,170)	$7,169,727

PREFERRED STOCKS - 0.0%
		Materials - 0.0%
	1,161	Sociedad Quimica y Minera de Chile S.A. Series B	$27,603

		Total Preferred Stocks (cost $25,382)	$27,603

CONVERTIBLE PREFERRED STOCKS - 0.0%
		Consumer Services - 0.0%
	655	Airbnb, Inc. Series E*(14)(15)(16)	$55,850

		Total Convertible Preferred Stocks (cost $60,977)	$55,850

WARRANTS - 0.0%
		Energy - 0.0%
	11,625	Ascent Resources - Marcellus LLC Expires 3/30/23*(14)(15)	$58

		Total Warrants (cost $930)	$58

AFFILIATED INVESTMENT COMPANIES - 18.6%
		Domestic Equity Funds - 4.8%
	201,220	Hartford Multifactor US Equity ETF	$5,829,343

		Total Domestic Equity Funds (cost $6,401,109)	5,829,343

		International/Global Equity Funds - 7.2%
	257,617	Hartford Multifactor Developed Markets (ex-US) ETF	6,041,119
	156,493	Hartford Multifactor Emerging Markets ETF	2,798,095

		Total International/Global Equity Funds (cost $10,339,464)	8,839,214

The accompanying notes are an integral part of these financial statements.

47

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 18.6% - (continued)
	Taxable Fixed Income Funds - 6.6%
$773,679	The Hartford World Bond Fund, Class F	$8,154,577

	Total Taxable Fixed Income Funds (cost $8,331,357)	8,154,577

	Total Affiliated Investment Companies (cost $25,071,930)	$22,823,134

	Total Long-Term Investments (cost $113,625,107)	$111,919,125

SHORT-TERM INVESTMENTS - 21.7%
	Other Investment Pools & Funds - 17.1%
20,992,538	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(17)	$20,992,538

	Securities Lending Collateral - 4.6%
278,562	Citibank NA DDCA, 0.04%, 5/1/2020(17)	278,562
2,560,823	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(17)	2,560,823
1,555,928	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(17)	1,555,928
1,164,871	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(17)	1,164,871

		5,560,184

	Total Short-Term Investments (cost $26,552,722)	$26,552,722

Total Investments Excluding Purchased Options (cost $140,177,829)	113.0%	$138,471,847

Total Purchased Options (cost $662,833)	0.9%	$1,094,891

Total Investments (cost $140,840,662)	113.9%	$139,566,738
Other Assets and Liabilities	(13.9)%	(16,985,685)

Total Net Assets	100.0%	$122,581,053

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.
*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $4,411,267, representing 3.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	Securities disclosed are interest-only strips.

(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(8)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $3,324,445, representing 2.7% of net assets.

(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(10)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $100,000 at April 30, 2020.

(11)	Represents or includes a TBA transaction.

(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2020, the market value of securities pledged was $46,625,195.

(13)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2020, the market value of securities pledged was $1,336,776.

(14)	Investment valued using significant unobservable inputs.

(15)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of these securities was $88,461, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(16)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $55,850 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc. Series E Convertible Preferred	655	$60,977	$55,850

(17)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

48

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2020
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
USD Put/CAD Call	BOA	1.28 USD	07/20/20	800,000	USD	800,000	$195	$2,125	$(1,930)

Total purchased OTC option contracts							$195	$2,125	$(1,930)

OTC Swaption Contracts Outstanding at April 30, 2020
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	BOA	1.70%	Pay	11/23/20	USD	115,000	115,000	$149	$2,880	$(2,731)

Total purchased OTC swaption contracts								$149	$2,880	$(2,731)

OTC Swaption Contracts Outstanding at April 30, 2020
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
CDX.NA.IG.34	MSC	105.00%	Pay	05/20/20	USD	(875,000)	875,000	$(8,225)	$(6,213)	$(2,012)
CDX.NA.IG.34	MSC	95.00%	Pay	05/20/20	USD	(435,000)	435,000	(2,377)	(3,305)	928
CDX.NA.IG.34	GSC	95.00%	Pay	05/20/20	USD	(435,000)	435,000	(2,378)	(2,023)	(355)

Total Calls								$(12,980)	$(11,541)	$(1,439)

Written swaption contracts:
Puts
CDX.NA.IG.34	MSC	105.00%	Receive	05/20/20	USD	(875,000)	875,000	$(973)	$(3,238)	$2,265
CDX.NA.IG.34	MSC	95.00%	Receive	05/20/20	USD	(435,000)	435,000	(913)	(1,870)	957
CDX.NA.IG.34	GSC	95.00%	Receive	05/20/20	USD	(435,000)	435,000	(914)	(1,066)	152

Total Puts								$(2,800)	$(6,174)	$3,374

Total written OTC swaption contracts								$(15,780)	$(17,715)	$1,935

Exchange-Traded Option Contracts Outstanding at April 30, 2020
Description	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
S&P 500 Index Option	2,725.00 USD	09/18/20	9	USD	2,452,500	$139,590	$104,385	$35,205
iShares MSCI Emerging Markets Option	37.73 USD	09/18/20	152	USD	573,496	51,680	31,666	20,014
iShares MSCI EAFE ETF Option	59.00 USD	09/18/20	238	USD	1,404,200	121,380	44,108	77,272
S&P 500 Index Option	2,875.00 USD	12/18/20	9	USD	2,587,500	237,060	94,629	142,431
iShares MSCI Emerging Markets Option	40.00 USD	12/18/20	152	USD	608,000	83,220	26,954	56,266
iShares MSCI EAFE ETF Option	62.00 USD	12/18/20	238	USD	1,475,600	188,734	43,394	145,340
S&P 500 Index Option	2,525.00 USD	03/19/21	9	USD	2,272,500	164,700	193,007	(28,307)
iShares MSCI Emerging Markets Option	32.00 USD	03/19/21	152	USD	486,400	36,783	38,690	(1,907)
iShares MSCI EAFE ETF Option	50.00 USD	03/19/21	238	USD	1,190,000	71,400	80,995	(9,595)

Total Puts						$1,094,547	$657,828	$436,719

Total purchased exchange-traded option contracts						$1,094,547	$657,828	$436,719

The accompanying notes are an integral part of these financial statements.

49

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	17	06/30/2020	$3,747,305	$6,059
U.S. Treasury 10-Year Ultra Future	4	06/19/2020	628,125	5,868

Total				$11,927

Short position contracts:
Euro-BUND Future	9	06/08/2020	$1,720,341	$6,125
MSCI EAFE Index Future	5	06/19/2020	409,575	(5,921)
MSCI Emerging Market Index Future	4	06/19/2020	181,180	(3,663)
S&P 500 (E-Mini) Future	5	06/19/2020	725,600	(26,410)
U.S. Treasury 5-Year Note Future	100	06/30/2020	12,548,438	(409,950)
U.S. Treasury 10-Year Note Future	10	06/19/2020	1,390,625	(16,393)
U.S. Treasury Long Bond Future	8	06/19/2020	1,448,250	(9,671)

Total				$(465,883)

Total futures contracts				$(453,956)

OTC Credit Default Swap Contracts Outstanding at April 30, 2020
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.10	MSC	USD	360,000	(0.50%)	11/17/59	Monthly	$—	$(18)	$(898)	$(880)
CMBX.NA.AAA.11	MSC	USD	360,000	(0.50%)	11/18/54	Monthly	1,823	—	1,216	(607)
CMBX.NA.AAA.12	MSC	USD	245,000	(0.50%)	08/17/61	Monthly	1,860	—	2,518	658
CMBX.NA.AAA.12	MSC	USD	360,000	(0.50%)	08/17/61	Monthly	5,338	—	3,710	(1,628)
CMBX.NA.AAA.13	MSC	USD	360,000	(0.50%)	12/16/72	Monthly	8,890	—	6,876	(2,014)
PrimeX.ARM.2 (14)	MSC	USD	101,515	(4.58%)	12/25/37	Monthly	—	(212)	(77)	135

Total							$17,911	$(230)	$13,345	$(4,336)

Sell protection:
CDX.NA.HY.34.V1	GSC	USD	240,000	5.00%	06/20/23	Quarterly	$—	$(8,914)	$(14,175)	$(5,261)
CDX.NA.HY.34.V1	GSC	USD	245,000	5.00%	06/20/23	Quarterly	—	(6,051)	(14,471)	(8,420)
CDX.NA.HY.34.V1	GSC	USD	490,000	5.00%	06/20/23	Quarterly	—	(12,092)	(28,942)	(16,850)
PrimeX.ARM.2 (14)	JPM	USD	101,515	4.58%	12/25/37	Monthly	3,523	—	78	(3,445)

Total							$3,523	$(27,057)	$(57,510)	$(33,976)

Total traded indices							$21,434	$(27,287)	$(44,165)	$(38,312)

Credit default swaps on single-name issues:
Buy protection:
Republic of Malaysia	JPM	USD	125,000	(1.00%)	12/20/24	Quarterly	$—	$(3,451)	$(355)	$3,096
Republic of Malaysia	CBK	USD	925,000	(1.00%)	12/20/24	Quarterly	22,229	—	(2,621)	(24,850)

Total single-name issues							$22,229	$(3,451)	$(2,976)	$(21,754)

Total OTC credit default swap contracts							$43,663	$(30,738)	$(47,141)	$(60,066)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

50

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2020
Reference Entity	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ITRAXX.XOVER.32.V1	EUR	295,000	(5.00%)	12/20/24	Quarterly	$12,570	$(5,336)	$(17,906)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.33.V3	USD	289,100	5.00%	12/20/24	Quarterly	$(17,561)	$(15,241)	$2,320
CDX.NA.HY.34.V1	USD	6,694,000	5.00%	06/20/25	Quarterly	(399,526)	(312,195)	87,331
CDX.NA.IG.33.V1	USD	5,015,000	1.00%	12/20/24	Quarterly	(66,601)	40,598	107,199
ITRAXX.EUR.32.V1	EUR	2,245,000	1.00%	12/20/24	Quarterly	(37,711)	25,111	62,822

Total						$(521,399)	$(261,727)	$259,672

Credit default swaps on single-name issues:
Buy protection:
Republic of Brazil	USD	180,000	(1.00%)	12/20/24	Quarterly	$18,797	$15,114	$(3,683)
Republic of China	USD	415,000	(1.00%)	12/20/24	Quarterly	(2,796)	(11,911)	(9,115)
Republic of Colombia	USD	200,000	(1.00%)	12/20/24	Quarterly	16,906	11,051	(5,855)
Republic of Indonesia	USD	320,000	(1.00%)	12/20/24	Quarterly	14,397	12,579	(1,818)
Russian Federation	USD	240,000	(1.00%)	12/20/24	Quarterly	14,863	5,904	(8,959)
Russian Federation	USD	610,000	(1.00%)	06/20/25	Quarterly	21,303	19,854	(1,449)

Total single-name issues						$83,470	$52,591	$(30,879)

Total						$(425,359)	$(214,472)	$210,887

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2020
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
CBK	2.89% Fixed	7 Day CNY Repo Rate	CNY	5,175,000	12/18/24	Quarterly	$—	$—	$38,472	$38,472

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2020
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1.50% Fixed	3 Mo. USD LIBOR	USD	385,000	04/09/24	Semi-Annual	$—	$—	$(16,987)	$(16,987)
1.72% Fixed	3 Mo. USD LIBOR	USD	85,000	10/29/29	Semi-Annual	—	—	(9,142)	(9,142)
3 Mo. USD LIBOR	2.36% Fixed	USD	143,000	04/09/24	Semi-Annual	699	—	(12,054)	(12,753)
3 Mo. USD LIBOR	0.84% Fixed	USD	155,000	03/20/30	Semi-Annual	—	—	(3,020)	(3,020)
1.79% Fixed	6 Mo. NOK NIBOR	NOK	1,265,000	07/26/29	Annual	—	—	11,480	11,480

Total centrally cleared interest rate swap contracts						$699	$—	$(29,723)	$(30,422)

Bond Forward Contracts Outstanding at April 30, 2020
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
GSC	U.S. Treasury Bonds, 0.38%, 07/15/2025	USD	14,653,364	05/29/2020	$1,168

The accompanying notes are an integral part of these financial statements.

51

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,273,000	AUD	811,238	USD	BMO	05/29/20	$18,398	$—
2,838,000	BRL	522,941	USD	JPM	05/05/20	—	(1,240)
1,419,000	BRL	275,080	USD	MSC	05/05/20	—	(14,229)
989,000	BRL	182,799	USD	JPM	05/29/20	—	(1,399)
430,000	BRL	79,455	USD	JPM	06/02/20	—	(601)
671,000	CAD	477,891	USD	MSC	05/29/20	4,183	—
281,708,000	CLP	328,714	USD	JPM	05/29/20	8,940	—
435,132,000	COP	107,412	USD	CBK	05/29/20	2,176	—
391,145,000	COP	97,016	USD	BNP	05/29/20	1,494	—
600,000	EUR	650,469	USD	MSC	05/29/20	7,417	—
914,000	GBP	1,129,516	USD	BCLY	05/29/20	21,799	—
34,902,000	HUF	106,124	USD	BOA	05/29/20	2,330	—
1,126,809,068	IDR	73,382	USD	SSG	05/04/20	2,331	—
6,748,900,000	IDR	428,094	USD	MSC	05/29/20	23,823	—
234,756,000	JPY	2,193,520	USD	SSG	05/29/20	—	(5,104)
515,973,000	KRW	418,758	USD	JPM	05/29/20	4,836	—
24,520,000	KRW	20,049	USD	BOA	05/29/20	81	—
10,502,000	MXN	419,828	USD	CBK	05/29/20	13,753	—
2,774,000	NOK	260,976	USD	JPM	05/29/20	9,830	—
1,875,000	NOK	177,821	USD	GSC	05/29/20	5,223	—
479,000	NZD	291,041	USD	JPM	05/29/20	2,741	—
229,000	NZD	138,662	USD	MSC	05/29/20	1,789	—
22,025,000	PHP	434,101	USD	BNP	05/29/20	2,523	—
676,000	PLN	161,134	USD	CBK	05/29/20	1,758	—
6,822,000	RUB	91,194	USD	BOA	05/29/20	280	—
1,210,000	SEK	120,315	USD	JPM	05/29/20	3,748	—
955,000	SGD	669,752	USD	JPM	05/29/20	7,559	—
1,834,000	TRY	259,537	USD	GSC	05/29/20	1,357	—
743,000	TRY	105,135	USD	BCLY	05/29/20	560	—
455,000	TRY	64,457	USD	BOA	05/29/20	269	—
744,963	USD	1,169,000	AUD	BMO	05/29/20	—	(16,895)
262,778	USD	1,419,000	BRL	JPM	05/05/20	1,927	—
522,940	USD	2,838,000	BRL	MSC	05/05/20	1,240	—
319,384	USD	1,792,000	BRL	MSC	05/29/20	—	(9,301)
1,732,089	USD	2,432,000	CAD	MSC	05/29/20	—	(15,160)
394,413	USD	384,000	CHF	JPM	05/29/20	—	(3,735)
201,654	USD	1,431,000	CNH	BOA	05/29/20	—	(364)
49	USD	200,000	COP	CBK	05/29/20	—	(1)
426,839	USD	10,684,000	CZK	JPM	05/29/20	—	(5,358)
8,280,470	USD	7,638,000	EUR	MSC	05/29/20	—	(94,421)
84,510	USD	68,000	GBP	CBK	05/29/20	—	(1,146)
3,492,354	USD	2,826,000	GBP	BCLY	05/29/20	—	(67,401)
215,286	USD	3,230,795,000	IDR	MSC	05/29/20	—	(1,053)
72,980	USD	1,126,809,000	IDR	JPM	05/29/20	—	(2,473)
476,163	USD	1,675,000	ILS	BOA	05/28/20	—	(4,705)
78,130	USD	6,009,000	INR	DEUT	05/29/20	—	(1,639)
6,233,297	USD	667,103,000	JPY	SSG	05/29/20	14,505	—
1,500,640	USD	1,849,014,000	KRW	JPM	05/29/20	—	(17,330)
563,622	USD	14,099,000	MXN	CBK	05/29/20	—	(18,463)
112,895	USD	1,200,000	NOK	JPM	05/29/20	—	(4,252)
684,833	USD	1,131,000	NZD	MSC	05/29/20	—	(8,836)
195,595	USD	817,000	PLN	CBK	05/29/20	—	(1,272)
197,171	USD	885,000	RON	CBK	05/29/20	—	(2,418)
1,476,750	USD	110,472,000	RUB	BOA	05/29/20	—	(4,533)
17,401	USD	175,000	SEK	JPM	05/29/20	—	(542)
436,216	USD	622,000	SGD	JPM	05/29/20	—	(4,923)
343,628	USD	11,107,000	THB	BNP	05/29/20	343	—
25,641	USD	181,000	TRY	BOA	05/29/20	—	(107)
41,743	USD	295,000	TRY	BCLY	05/29/20	—	(222)
103,164	USD	729,000	TRY	GSC	05/29/20	—	(540)
502,247	USD	9,589,000	ZAR	BCLY	05/29/20	—	(13,409)
3,879,000	ZAR	207,317	USD	BOA	05/29/20	1,616	(337)

Total						$168,829	$(323,409)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

52

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$4,985,412	$—	$4,985,412	$—
Corporate Bonds	7,213,654	—	7,213,654	—
Foreign Government Obligations	10,283,487	—	10,283,487	—
Municipal Bonds	263,128	—	263,128	—
U.S. Government Agencies	13,114,379	—	13,114,379	—
U.S. Government Securities	7,766,986	—	7,766,986	—
Common Stocks
Banks	1,307,138	1,307,138	—	—
Capital Goods	3,685,301	2,146,366	1,538,935	—
Commercial & Professional Services	315,379	—	315,379	—
Consumer Durables & Apparel	651,496	651,496	—	—
Consumer Services	1,712,326	974,562	737,764	—
Energy	3,075,198	1,467,930	1,574,715	32,553
Food, Beverage & Tobacco	4,045,132	2,552,734	1,492,398	—
Health Care Equipment & Services	3,442,455	2,410,646	1,031,809	—
Household & Personal Products	2,628,380	1,736,573	891,807	—
Insurance	1,831,361	573,209	1,258,152	—
Materials	4,428,160	1,745,654	2,682,506	—
Pharmaceuticals, Biotechnology & Life Sciences	3,722,873	2,119,934	1,602,939	—
Real Estate	924,167	924,167	—	—
Retailing	518,099	518,099	—	—
Software & Services	3,028,705	2,254,338	774,367	—
Telecommunication Services	559,300	—	559,300	—
Transportation	1,153,121	1,153,121	—	—
Utilities	1,033,940	148,433	885,507	—
Convertible Bonds	153,176	—	153,176	—
Exchange-Traded Funds	7,169,727	7,169,727	—	—
Preferred Stocks	27,603	27,603	—	—
Convertible Preferred Stocks	55,850	—	—	55,850
Warrants	58	—	—	58
Affiliated Investment Companies	22,823,134	22,823,134	—	—
Short-Term Investments	26,552,722	26,552,722	—	—
Purchased Options	1,094,891	1,094,547	344	—
Bond Forward Contracts(2)	1,168	—	1,168	—
Foreign Currency Contracts(2)	168,829	—	168,829	—
Futures Contracts(2)	18,052	18,052	—	—
Swaps - Credit Default(2)	263,561	—	263,426	135
Swaps - Interest Rate(2)	49,952	—	49,952	—

Total	$140,068,300	$80,370,185	$59,609,519	$88,596

Liabilities
Foreign Currency Contracts(2)	$(323,409)	$—	$(323,409)	$—
Futures Contracts(2)	(472,008)	(472,008)	—	—
Swaps - Credit Default(2)	(112,740)	—	(109,295)	(3,445)
Swaps - Interest Rate(2)	(41,902)	—	(41,902)	—
Written Options	(15,780)	—	(15,780)	—

Total	$(965,839)	$(472,008)	$(490,386)	$(3,445)

(1)	For the six-month period ended April 30, 2020, investments valued at $146,982 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

53

The Hartford Checks and Balances Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.6%
	Domestic Equity Funds - 67.3%
14,434,618	The Hartford Capital Appreciation Fund, Class F	$479,373,680
21,232,624	The Hartford Dividend and Growth Fund, Class F	477,521,710

	Total Domestic Equity Funds (cost $1,033,474,622)	$956,895,390

	Taxable Fixed Income Funds - 32.3%
11,264,134	Hartford Total Return Bond ETF	460,477,798

	Total Taxable Fixed Income Funds (cost $435,319,480)	$460,477,798

	Total Affiliated Investment Companies (cost $1,468,794,102)	$1,417,373,188

SHORT-TERM INVESTMENTS - 0.3%
	Other Investment Pools & Funds - 0.3%
4,196,408	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.19%(1)	4,196,408

	Total Short-Term Investments (cost $4,196,408)	$4,196,408

Total Investments (cost $1,472,990,510)	99.9%	$1,421,569,596
Other Assets and Liabilities	0.1%	769,903

Total Net Assets	100.0%	$1,422,339,499

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$1,417,373,188	$1,417,373,188	$—	$—
Short-Term Investments	4,196,408	4,196,408	—	—

Total	$1,421,569,596	$1,421,569,596	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

54

The Hartford Conservative Allocation Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.6%
	Domestic Equity Funds - 24.8%
305,765	Hartford Core Equity Fund, Class F	$9,628,546
166,463	Hartford Multifactor US Equity ETF	4,822,433
263,254	Hartford Small Cap Value Fund, Class F	1,905,959
330,147	The Hartford Equity Income Fund, Class F	5,460,630
80,991	The Hartford Growth Opportunities Fund, Class F	3,481,794
101,682	The Hartford MidCap Fund, Class F	2,849,128
135,658	The Hartford Small Company Fund, Class F	2,683,316

	Total Domestic Equity Funds (cost $31,666,760)	$30,831,806

	International/Global Equity Funds - 7.3%
126,376	Hartford Emerging Markets Equity Fund, Class F	954,142
140,453	Hartford Multifactor Developed Markets (ex-US) ETF	3,293,623
432,564	Hartford Schroders International Multi-Cap Value Fund, Class F	3,179,343
116,589	The Hartford International Opportunities Fund, Class F	1,582,112

	Total International/Global Equity Funds (cost $10,710,784)	$9,009,220

	Multi-Strategy Funds - 1.5%
265,770	The Hartford Global Real Asset Fund, Class F	1,924,174

	Total Multi-Strategy Funds (cost $2,307,848)	$1,924,174

	Taxable Fixed Income Funds - 66.0%
253,458	Hartford Short Duration ETF	10,049,610
387,143	Hartford Total Return Bond ETF	15,826,406
555,321	The Hartford Inflation Plus Fund, Class F	5,964,149
2,010,589	The Hartford Quality Bond Fund, Class F	21,070,973

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.6% - (continued)
	Taxable Fixed Income Funds - 66.0% - (continued)
1,078,183	The Hartford Strategic Income Fund, Class F	$8,905,792
1,916,850	The Hartford World Bond Fund, Class F	20,203,594

	Total Taxable Fixed Income Funds (cost $80,733,572)	$82,020,524

	Total Affiliated Investment Companies (cost $125,418,964)	$123,785,724

SHORT-TERM INVESTMENTS - 0.4%
	Other Investment Pools & Funds - 0.4%
443,318	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.19%(1)	443,318

	Total Short-Term Investments (cost $443,318)	$443,318

Total Investments (cost $125,862,282)	100.0%	$124,229,042
Other Assets and Liabilities	0.0%	13,902

Total Net Assets	100.0%	$124,242,944

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$123,785,724	$123,785,724	$—	$—
Short-Term Investments	443,318	443,318	—	—

Total	$124,229,042	$124,229,042	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

55

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 58.8%
	Automobiles & Components - 0.3%
1,728	Aptiv plc	$120,183
14,149	NOK Corp.	164,777
441	Tesla, Inc.*	344,809

		629,769

	Banks - 1.3%
21,504	ABN Amro Bank N.V.(1)	164,956
94,335	AIB Group plc*	130,542
67,163	Bank of Ireland Group plc	137,825
16,839	BPER Banca	41,632
102,803	CaixaBank S.A.	184,955
7,588	KB Financial Group, Inc.	217,103
66,653	Mitsubishi UFJ Financial Group, Inc.	269,278
58,100	Resona Holdings, Inc.	181,448
9,336	Societe Generale S.A.	146,473
39,544	Standard Chartered plc	202,057
9,604	Sumitomo Mitsui Financial Group, Inc.	252,559
6,960	Sumitomo Mitsui Trust Holdings, Inc.	202,652
135,623	Unicaja Banco S.A.(1)	73,383
23,552	UniCredit S.p.A.*	181,887

		2,386,750

	Capital Goods - 3.0%
10,993	ABB Ltd.	208,672
7,813	Advanced Drainage Systems, Inc.	316,739
1,631	Altra Industrial Motion Corp.	45,521
14,945	Arcadis N.V.	232,396
1,033	Argan, Inc.	38,779
14,631	Chiyoda Corp.*	32,949
23,246	Cie de Saint-Gobain	618,527
2,300	Daikin Industries Ltd.	295,161
2,131	Deere & Co.	309,123
2,850	Eaton Corp. plc	237,975
3,529	Fortune Brands Home & Security, Inc.	170,098
9,200	Howmet Aerospace, Inc.	120,244
1,894	Hubbell, Inc.	235,671
3,200	Ingersoll Rand, Inc.*	93,056
21,019	JELD-WEN Holding, Inc.*	266,941
15,425	JGC Holdings Corp.	148,956
4,709	Kennametal, Inc.	120,598
12,700	Kyudenko Corp.	356,070
10,395	PGT Innovations, Inc.*	107,484
1,317	Rockwool International A/S Class B	276,780
3,486	Rush Enterprises, Inc. Class A	130,725
3,070	Siemens AG	283,309
1,534	SPX FLOW, Inc.*	49,962
8,776	Vinci S.A.	718,947
4,310	Xylem, Inc.	309,889

		5,724,572

	Commercial & Professional Services - 1.0%
6,414	Adecco Group AG	280,681
33,126	Calisen plc*	77,186
396,000	China Everbright International Ltd.	229,005
6,431	Clean Harbors, Inc.*	343,608
8,107	CoreLogic, Inc.	311,471
93,095	Hays plc	126,835
22,102	Pagegroup plc	104,669
1,372	Verisk Analytics, Inc.	209,683
2,520	Waste Management, Inc.	252,050

		1,935,188

	Consumer Durables & Apparel - 1.4%
10,081	American Outdoor Brands Corp.*	95,417
3,427	Berkeley Group Holdings plc	179,894
1,752	Cavco Industries, Inc.*	270,999
7,078	Century Communities, Inc.*	151,611

Shares or Principal Amount		Market Value†
COMMON STOCKS - 58.8% - (continued)
	Consumer Durables & Apparel - 1.4% - (continued)
4,473	D.R. Horton, Inc.	$211,215
12,900	Fujitsu General Ltd.	213,574
8,043	Kaufman & Broad S.A.	290,670
897	KB Home	23,537
7,218	Lennar Corp. Class A	361,405
16,000	Sekisui Chemical Co., Ltd.	202,786
24,898	Skyline Champion Corp.*	490,740
728	Sturm Ruger & Co., Inc.	38,730
7,076	TRI Pointe Group, Inc.*	81,232

		2,611,810

	Consumer Services - 0.2%
1,575	Hyatt Hotels Corp. Class A	88,610
8,082	Melia Hotels International S.A.	37,152
1,000	Oriental Land Co., Ltd.	126,445
890	Vail Resorts, Inc.	152,190

		404,397

	Diversified Financials - 0.9%
3,120	Berkshire Hathaway, Inc. Class B*	584,563
6,636	Brookfield Asset Management, Inc. Class A	224,430
3,021	Julius Baer Group Ltd.	118,650
1,312	Moody’s Corp.	319,997
484	S&P Global, Inc.	141,754
28,771	UBS Group AG	308,065
20,798	Uranium Participation Corp.*	73,214

		1,770,673

	Energy - 18.7%
34,159	Advantage Oil & Gas Ltd.*	55,461
6,327	Aker BP ASA	103,873
36,207	ARC Resources Ltd.(2)	152,689
2,193	Bharat Petroleum Corp. Ltd.	10,729
318,305	BP plc	1,254,253
13,809	BP plc ADR	328,654
11,218	Brigham Minerals, Inc. Class A	144,600
35,883	Cabot Oil & Gas Corp.	775,790
2,662	Caltex Australia Ltd.	42,858
20,556	Cameco Corp.	204,386
14,551	Canadian Natural Resources Ltd.	243,675
30,017	Chevron Corp.	2,761,564
13,861	China Oilfield Services Ltd. Class H	10,797
1,359,678	China Petroleum & Chemical Corp. Class H	677,681
33,014	China Shenhua Energy Co., Ltd. Class H	58,487
32,027	Cimarex Energy Co.	814,126
438,084	CNOOC Ltd.	484,355
12,332	Concho Resources, Inc.	699,471
58,369	ConocoPhillips	2,457,335
9,100	Cosan S.A.	100,975
23,981	Diamondback Energy, Inc.	1,044,133
490	Drilling Co.*	11,529
8,600	Ecopetrol S.A. ADR	89,870
35,022	Enbridge, Inc.	1,073,107
75,220	Eni S.p.A.	716,570
21,122	EOG Resources, Inc.	1,003,506
14,422	EQT Corp.	210,417
27,614	Equinor ASA	382,366
11,400	Equinor ASA ADR	154,812
62,559	Exxon Mobil Corp.	2,907,117
38,000	Formosa Petrochemical Corp.	114,012
9,416	Fugro N.V.*(2)	35,271
22,400	Galp Energia SGPS S.A.	258,521
4,548	Gazprom Neft PJSC ADR	101,566
121,927	Gazprom PJSC ADR	617,433
6,159	Grupa Lotos S.A.	93,465
8,181	GS Holdings Corp.	257,418

The accompanying notes are an integral part of these financial statements.

56

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 58.8% - (continued)
	Energy - 18.7% - (continued)
20,697	Headwater Exploration, Inc.*	$18,586
4,300	HollyFrontier Corp.	142,072
8,200	Imperial Oil Ltd.	132,489
40,263	Inpex Corp.	259,901
3,390	Japan Petroleum Exploration Co., Ltd.	58,266
58,620	JXTG Holdings, Inc.	207,829
10,542	LUKOIL PJSC ADR	687,736
4,295	Lundin Petroleum AB	110,506
6,130	Magnolia Oil & Gas Corp. Class A*	39,661
48,801	Marathon Petroleum Corp.	1,565,536
15,419	MOL Hungarian Oil & Gas plc	97,615
5,730	Motor Oil Hellas Corinth Refineries S.A.	84,901
5,253	Neste Oyj	185,512
231,007	Oil & Natural Gas Corp. Ltd.	244,454
6,227	OMV AG	203,323
1	Ovintiv, Inc.	6
34,743	Ovintiv, Inc.(2)	217,152
8,981	Parsley Energy, Inc. Class A	84,870
1,372	Petroleo Brasileiro S.A.	4,705
33,633	Petronet LNG Ltd.	108,353
1,811	Phillips 66	132,511
8,121	Pioneer Natural Resources Co.	725,287
6,775	Polski Koncern Naftowy ORLEN S.A.	102,840
15,100	PrairieSky Royalty Ltd.	110,434
41,300	PTT Exploration & Production PCL	106,604
125,300	PTT PCL	136,810
10,407	QEP Resources, Inc.	10,261
20,196	Range Resources Corp.	117,743
12,231	Reliance Industries Ltd.	237,808
4,437	Rosneft Oil Co. PJSC GDR	19,887
1,217	Royal Dutch Shell plc Class A	20,037
25,296	Royal Dutch Shell plc Class A ADR(2)	838,057
88,128	Royal Dutch Shell plc Class B	1,410,809
41,163	Saipem S.p.A.*(2)	105,651
36,041	Santos Ltd.	114,603
10,616	Schlumberger Ltd.	178,561
44,507	Southwestern Energy Co.*	143,758
23,055	Suncor Energy, Inc.	411,298
67,887	Surgutneftegas PJSC ADR	337,617
3,035	Tatneft PSJC ADR	134,830
38,357	TC Energy Corp.	1,767,497
12,200	TechnipFMC plc	108,702
15,736	Tenaris S.A.	108,880
4,732	Tenaris S.A. ADR	64,734
65,388	Total S.A.	2,320,775
12,772	Total S.A. ADR	448,936
8,751	Tourmaline Oil Corp.	86,759
46,458	Trican Well Service Ltd.*(2)	19,358
3,400	Valero Energy Corp.	215,390
6,055	Viper Energy Partners L.P.	56,190
3,499	WPX Energy, Inc.*(2)	21,449
17,028	YPF S.A. ADR	65,388

		35,585,809

	Food & Staples Retailing - 0.1%
96,449	J Sainsbury plc	240,042

	Food, Beverage & Tobacco - 0.5%
8,100	Archer-Daniels-Midland Co.	300,834
2,100	Bunge Ltd.	83,307
208,300	Charoen Pokphand Indonesia Tbk PT	64,051
1,000	Ingredion, Inc.	81,200
17,512	Kuala Lumpur Kepong Bhd	85,103
506,038	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	23,950
80,600	Sime Darby Bhd	92,501

Shares or Principal Amount		Market Value†
COMMON STOCKS - 58.8% - (continued)
	Food, Beverage & Tobacco - 0.5% - (continued)
56,000	Wilmar International Ltd.	$141,024

		871,970

	Insurance - 0.5%
8,120	Assicurazioni Generali S.p.A.	115,845
12,103	Dai-ichi Life Holdings, Inc.	151,677
1,282	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	280,789
271,962	Shin Kong Financial Holding Co., Ltd.	77,424
32,968	T&D Holdings, Inc.	284,968
16,057	Tongyang Life Insurance Co., Ltd.	39,038

		949,741

	Materials - 11.9%
2,639	Agnico Eagle Mines Ltd.	154,194
10,337	Alcoa Corp.*	84,247
1,608	Allegheny Technologies, Inc.*	12,076
110,248	Alrosa PJSC*	92,732
1,011,751	Angang Steel Co., Ltd. Class H	272,747
655	Anglo American Platinum Ltd.	34,374
44,674	Anglo American plc	794,529
4,551	AngloGold Ashanti Ltd.	111,091
8,800	ArcelorMittal S.A.(2)	96,624
24,046	ArcelorMittal S.A.	262,659
2,325	Arconic Corp.*	20,274
436,623	Baoshan Iron & Steel Co., Ltd. Class A	299,297
51,947	Barrick Gold Corp.	1,337,161
40,534	BHP Group Ltd.	827,473
11,950	BHP Group Ltd. ADR(2)	486,126
58,300	BHP Group plc	978,564
18,150	BHP Group plc ADR	606,936
24,683	BlueScope Steel Ltd.	161,102
10,640	Boliden AB(2)	214,475
20,335	Centerra Gold, Inc.	162,598
3,100	CF Industries Holdings, Inc.	85,250
374,081	China BlueChemical Ltd. Class H	55,834
2,527	Cia de Minas Buenaventura SAA ADR	18,927
2,224	Cleveland-Cliffs, Inc.(2)	9,741
11,100	Corteva, Inc.*	290,709
11,027	Eldorado Gold Corp.*	104,426
24,413	Empresas CMPC S.A.	52,630
133,230	Eregli Demir ve Celik Fabrikalari T.A.S.	153,600
47,234	Evraz plc	156,524
3,700	First Quantum Minerals Ltd.	22,594
4,864	FMC Corp.	447,002
38,753	Fortescue Metals Group Ltd.	296,160
2,177	Franco-Nevada Corp.	288,025
10,400	Freeport-McMoRan, Inc.	91,832
393	Fresnillo plc	3,491
81,500	Gerdau S.A. ADR	175,225
34,073	Gold Fields Ltd.	253,626
30,545	Harmony Gold Mining Co., Ltd.*	112,413
100,929	Hindalco Industries Ltd.	171,190
483,400	Hunan Valin Steel Co., Ltd. Class A*	271,034
14,234	IAMGOLD Corp.*	49,961
2,946	Imerys S.A.	92,424
27,694	Impala Platinum Holdings Ltd.	165,174
1,901	Industrias Penoles S.A.B. de C.V.	14,553
9,459	Israel Chemicals Ltd.	33,003
7,545	JSR Corp.	141,929
49,455	Kinross Gold Corp.*	326,796
2,227	Kirkland Lake Gold Ltd.	92,059
1,182	Korea Zinc Co., Ltd.	375,680
7,614	Kumba Iron Ore Ltd.	143,301
8,926	Kyoei Steel Ltd.	113,424
7,518	LafargeHolcim Ltd.*	312,245

The accompanying notes are an integral part of these financial statements.

57

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 58.8% - (continued)
	Materials - 11.9% - (continued)
1,881	Louisiana-Pacific Corp.	$37,620
9,200	Lundin Mining Corp.	45,076
714,000	Maanshan Iron & Steel Co., Ltd. Class H	231,553
20,279	Magnitogorsk Iron & Steel Works PJSC GDR	142,967
144	Martin Marietta Materials, Inc.	27,393
12,501	Mondi plc	220,759
5,100	Mosaic Co.	58,701
613,000	Nanjing Iron & Steel Co., Ltd. Class A	275,478
8,778	Newcrest Mining Ltd.	159,087
3,643	Newmont Corp.	217,018
5,709	Newmont Corp.	339,571
102,300	Nine Dragons Paper Holdings Ltd.	97,873
6,390	Norbord, Inc.	103,658
88,617	Norsk Hydro ASA	224,809
3,859	Northam Platinum Ltd.*	19,127
9,026	Novolipetsk Steel PJSC GDR	155,698
4,750	Nucor Corp.	195,652
8,400	Nutrien Ltd.	299,985
24,100	Oji Holdings Corp.	122,368
3,693	Pacific Metals Co., Ltd.	56,933
881,000	Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A*	248,114
2,237	Polymetal International plc	45,811
764	Polyus PJSC GDR	62,075
4,803	POSCO	725,759
88,766	Resolute Mining Ltd.*	52,886
4,783	Rio Tinto Ltd.	269,575
25,668	Rio Tinto plc	1,191,473
18,500	Rio Tinto plc ADR	854,515
8,064	Salzgitter AG	107,737
242,900	Sansteel Minguang Co., Ltd. Fujian Class A	248,279
41,857	SEMAFO, Inc.*	105,248
13,778	Severstal PAO GDR	164,246
587,300	Shanxi Taigang Stainless Steel Co., Ltd. Class A	271,117
25,440	Sibanye Stillwater Ltd.*	51,826
170,743	South32 Ltd.	214,711
10,797	Southern Copper Corp.	350,255
16,103	Steel Dynamics, Inc.	390,820
15,394	Stora Enso Oyj Class R	181,104
8,100	Suzano S.A.*	58,703
6,413	Teck Resources Ltd. Class B	56,530
600	United States Steel Corp.(2)	4,608
15,106	UPL Ltd.	83,592
14,323	UPM-Kymmene Oyj	392,811
37,800	Vale S.A. ADR	311,850
149,029	Vedanta Ltd.	173,716
2,585	Vicat S.A.	72,546
887	Vulcan Materials Co.	100,204
2,575	Warrior Met Coal, Inc.	32,316
1,797	West Fraser Timber Co., Ltd.	50,013
61,107	Western Areas Ltd.	86,137
5,010	Wheaton Precious Metals Corp.	190,365
475,800	Xinyu Iron & Steel Co., Ltd. Class A	270,282
6,834	Yamato Kogyo Co., Ltd.	134,115
4,480	Yara International ASA	152,161
13,327	Zhaojin Mining Industry Co., Ltd. Class H	14,973
83,990	Zijin Mining Group Co., Ltd. Class H	34,290

		22,716,150

	Media & Entertainment - 0.8%
1,409	Charter Communications, Inc. Class A*	697,779
20,481	Comcast Corp. Class A	770,700

		1,468,479

	Real Estate - 7.5%
1,088	Aedifica S.A. REIT	105,447

Shares or Principal Amount		Market Value†
COMMON STOCKS - 58.8% - (continued)
	Real Estate - 7.5% - (continued)
3,879	Agree Realty Corp. REIT	$252,562
3,039	Alexandria Real Estate Equities, Inc. REIT	477,397
8,042	American Homes Rent Class A, REIT	194,134
5,820	American Tower Corp. REIT	1,385,160
7,168	Americold Realty Trust REIT	219,269
209,700	Ayala Land, Inc.	130,920
2,950	Boston Properties, Inc. REIT	286,681
15,941	British Land Co. plc REIT	81,319
18,110	Brixmor Property Group, Inc. REIT	207,360
3,782	CA Immobilien Anlagen AG	120,654
2,611	Camden Property Trust REIT	229,951
22,202	CK Asset Holdings Ltd.	140,289
103	Comforia Residential REIT, Inc. REIT	305,826
2,107	Crown Castle International Corp. REIT	335,919
7,951	Derwent London plc REIT	310,679
5,187	Digital Realty Trust, Inc. REIT	775,405
6,875	Douglas Emmett, Inc. REIT	209,619
976	Equinix, Inc. REIT	658,995
6,971	Equity LifeStyle Properties, Inc. REIT	420,421
1,044	Essex Property Trust, Inc. REIT	254,840
7,907	Five Point Holdings LLC Class A*	44,595
28,571	Goodman Group REIT	243,346
66,814	Grainger plc	224,476
15,509	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	434,097
15,903	Healthpeak Properties, Inc. REIT	415,704
3,752	Host Hotels & Resorts, Inc. REIT	46,187
256	Ichigo Office REIT Investment Corp. REIT	161,384
23,322	Independence Realty Trust, Inc. REIT	234,853
9,000	Katitas Co., Ltd.	157,072
2,330	Kilroy Realty Corp. REIT	145,066
17,241	Kojamo Oyj	309,854
10,489	Land Securities Group plc REIT	87,468
212,400	Mapletree Logistics Trust REIT	269,053
31,401	Medical Properties Trust, Inc. REIT	538,213
9,349	Mitsubishi Estate Co., Ltd.	151,249
22,000	Mitsui Fudosan Co., Ltd. REIT	404,513
38	Nippon Accommodations Fund, Inc. REIT	225,690
8,648	Prologis, Inc. REIT	771,661
952	PSP Swiss Property AG	110,591
7,022	Rexford Industrial Realty, Inc. REIT	285,936
25,647	Safestore Holdings plc REIT	232,003
4,156	STORE Capital Corp. REIT	83,411
2,161	Sun Communities, Inc. REIT	290,438
16,500	Tokyo Tatemono Co., Ltd.	188,962
5,766	UDR, Inc. REIT	216,052
15,957	VICI Properties, Inc. REIT	277,971
8,630	Vonovia SE	426,743
12,973	Weyerhaeuser Co., REIT	283,720

		14,363,155

	Retailing - 0.1%
36,127	Petrobras Distribuidora S.A.	129,748
10,834	Xebio Holdings Co., Ltd.	89,581

		219,329

	Semiconductors & Semiconductor Equipment - 0.2%
7,564	First Solar, Inc.*	332,892

	Software & Services - 0.2%
2,275	Aspen Technology, Inc.*	232,619
31,586	NEXTDC Ltd.*	180,254

		412,873

	Technology Hardware & Equipment - 0.7%
6,810	Hexagon AB Class B	334,180
4,314	Itron, Inc.*	301,204

The accompanying notes are an integral part of these financial statements.

58

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 58.8% - (continued)
	Technology Hardware & Equipment - 0.7% - (continued)
69,446	Smart Metering Systems plc	$523,054
6,553	Trimble, Inc.*	226,930

		1,385,368

	Telecommunication Services - 1.6%
92,907	BT Group plc	135,414
7,206	Cellnex Telecom S.A.(1)	376,908
35,791	China Mobile Ltd.	287,726
665,149	China Telecom Corp. Ltd. Class H	229,743
3,188,000	China Tower Corp. Ltd. Class H(1)	709,471
350,676	China Unicom Hong Kong Ltd.	226,793
28,200	KDDI Corp.	816,792
6,510	KT Corp.	127,838
9,927	KT Corp. ADR	97,384
18,457	MTN Group Ltd.	48,502

		3,056,571

	Transportation - 1.0%
247	AP Moller - Maersk A/S Class B	245,827
8,312	Canadian National Railway Co.	687,377
8,779	D/S Norden A/S*	123,389
15,050	Japan Airport Terminal Co., Ltd.	610,312
648,162	Pacific Basin Shipping Ltd.	79,407
66,324	PostNL N.V.	114,280
831	Ryder System, Inc.	29,417

		1,890,009

	Utilities - 6.9%
15,557	Atlantica Yield plc	372,435
20,238	Avangrid, Inc.(2)	870,234
97,777	Beijing Enterprises Holdings Ltd.	346,384
2,610	CenterPoint Energy, Inc.	44,448
129,186	Centrica plc	64,613
1,796,146	China Longyuan Power Group Corp. Ltd. Class H	897,766
88,200	Cia de Saneamento do Parana	416,841
90,828	CK Infrastructure Holdings Ltd.	539,519
8,448	Duke Energy Corp.	715,208
71,970	E.ON SE	720,943
13,706	Edison International	804,679
102,563	Enel S.p.A.	700,551
89,432	Engie S.A.	970,298
39,999	ENN Energy Holdings Ltd.	450,887
5,107	Eversource Energy	412,135
19,319	Exelon Corp.	716,348
133,816	Guangdong Investment Ltd.	278,132
76,791	Iberdrola S.A.	763,900
108,657	National Grid plc	1,273,324
817	Pinnacle West Capital Corp.	62,901
5,226	Sempra Energy	647,240
8,124	Severn Trent plc	243,781
65,622	Snam S.p.A.	294,373
26,328	Sunnova Energy International, Inc.*	331,733
9,350	UGI Corp.	282,183

		13,220,856

	Total Common Stocks (cost $104,940,698)	$112,176,403

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
	Whole Loan Collateral CMO - 0.1%
	Fannie Mae Connecticut Avenue Securities
$101,816	2.69%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(3)	94,270
110,000	3.49%, 10/25/2029, 1 mo. USD LIBOR + 3.000%(3)	104,070

		198,340

	Total Asset & Commercial Mortgage-Backed Securities (cost $187,563)	$198,340

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 0.5%
		Aerospace/Defense - 0.1%
	$125,000	Boeing Co. 5.04%, 05/01/2027	$125,000

		Construction Materials - 0.1%
	112,000	Eagle Materials, Inc. 4.50%, 08/01/2026	102,388

		Iron/Steel - 0.0%
	75,000	United States Steel Corp. 6.65%, 06/01/2037	46,613

		Oil & Gas - 0.2%
	80,000	Callon Petroleum Co. 6.25%, 04/15/2023	16,600
	115,000	Centennial Resource Production LLC 5.38%, 01/15/2026(1)	34,500
	50,000	EQT Corp. 6.13%, 02/01/2025	47,625
	95,000	Matador Resources Co. 5.88%, 09/15/2026	47,500
	75,000	Noble Energy, Inc. 6.00%, 03/01/2041	59,678
	50,000	Occidental Petroleum Corp. 4.40%, 04/15/2046	30,250
		PDC Energy, Inc.
	105,000	5.75%, 05/15/2026	80,083
	30,000	6.13%, 09/15/2024	23,550
	110,000	QEP Resources, Inc. 5.38%, 10/01/2022	37,950
		Southwestern Energy Co.
	50,000	7.50%, 04/01/2026	44,875
	30,000	7.75%, 10/01/2027(2)	26,106

			448,717

		Pipelines - 0.1%
		Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
	50,000	5.38%, 09/15/2024	39,000
	130,000	5.75%, 03/01/2027(1)	96,200
	35,000	EnLink Midstream LLC 5.38%, 06/01/2029	21,700
	45,000	EnLink Midstream Partners L.P. 4.85%, 07/15/2026	27,450

			184,350

		Total Corporate Bonds (cost $1,290,855)	$907,068

FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
		Argentina - 0.1%
ARS	4,745,736	Argentina Treasury Bond 1.20%, 03/18/2022(4)	60,252
		Argentine Republic Government International Bond
EUR	100,000	3.38%, 01/15/2023	26,306
	125,000	5.00%, 01/15/2027(5)	30,651

			117,209

		Canada - 0.1%
CAD	250,277	Canadian Government Real Return Bond 4.25%, 12/01/2026(4)	227,749

		Germany - 0.6%
		Deutsche Bundesrepublik Inflation Linked Bond
EUR	702,381	0.10%, 04/15/2026(4)(5)	823,804
	204,966	0.50%, 04/15/2030(4)(5)	261,718

			1,085,522

		Greece - 0.0%
	31,375,000	Hellenic Republic Government Bond 0.00%, 10/15/2042(6)	90,425

		Indonesia - 0.3%
IDR	8,933,000,000	Indonesia Treasury Bond 8.38%, 03/15/2034	607,144

		Japan - 0.6%
		Japanese Government CPI Linked Bond
JPY	84,426,189	0.10%, 03/10/2026(4)	785,377
	35,833,296	0.10%, 03/10/2028(4)	331,737

			1,117,114

The accompanying notes are an integral part of these financial statements.

59

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 2.6% - (continued)
		Mexico - 0.2%
MXN	3,655,300	Mexican Bonos 8.00%, 11/07/2047	$156,242
	3,510,995	Mexican Udibonos 4.00%, 11/08/2046(4)	151,961

			308,203

		Nigeria - 0.1%
	$200,000	Nigeria Government International Bond 7.88%, 02/16/2032(5)	151,000

		Russia - 0.3%
RUB	50,428,203	Russian Federal Inflation Linked Bond - OFZ 2.50%, 02/02/2028(4)	670,760

		Saudi Arabia - 0.1%
	$200,000	Saudi Government International Bond 4.38%, 04/16/2029(5)	222,760

		South Korea - 0.2%
KRW	472,434,711	Inflation Linked Korea Treasury Bond 1.75%, 06/10/2028(4)	401,362

		Thailand - 0.0%
THB	2,773,013	Thailand Government Bond 1.25%, 03/12/2028(4)(5)	76,378

		Total Foreign Government Obligations (cost $5,748,834)	$5,075,626

U.S. GOVERNMENT AGENCIES - 0.4%
		UMBS - 0.4%
	$664,000	2.50%, 05/13/2050(7)	$691,623

		Total U.S. Government Agencies (cost $687,577)	$691,623

U.S. GOVERNMENT SECURITIES - 23.2%
		United States - 23.2%
		U.S. Treasury Bonds - 3.8%
	$216,151	0.13%, 01/15/2030(4)	$228,641
	522,843	0.75%, 02/15/2045(4)	636,978
	214,302	0.88%, 02/15/2047(4)	273,197
	98,246	1.00%, 02/15/2046(4)	127,480
	438,320	1.75%, 01/15/2028(4)	510,722
	2,430,466	2.00%, 01/15/2026(4)	2,755,427
	846,673	2.38%, 01/15/2025(4)	953,348
	487,401	2.38%, 01/15/2027(4)	577,907
	568,689	3.63%, 04/15/2028(4)	748,222
	385,492	3.88%, 04/15/2029(4)	531,509

			7,343,431

		U.S. Treasury Notes - 19.4%
	$463,833	0.13%, 04/15/2021(4)	$456,719
	2,572,511	0.13%, 01/15/2022(4)(8)	2,551,659
	2,639,041	0.13%, 01/15/2023(4)(8)	2,638,265
	1,209,186	0.13%, 07/15/2024(4)	1,229,089
	771,558	0.13%, 07/15/2026(4)	797,677
	4,007,794	0.25%, 01/15/2025(4)	4,111,285
	808,968	0.25%, 07/15/2029(4)	863,395
	1,554,629	0.38%, 07/15/2023(4)	1,578,545
	1,134,372	0.38%, 07/15/2025(4)	1,179,463
	1,006,554	0.38%, 01/15/2027(4)	1,057,009
	724,327	0.38%, 07/15/2027(4)	768,057
	718,305	0.50%, 01/15/2028(4)	767,391
	10,473,848	0.63%, 07/15/2021(4)	10,476,182
	447,986	0.63%, 04/15/2023(4)	455,301
	3,420,814	0.63%, 01/15/2024(4)	3,512,541
	887,199	0.63%, 01/15/2026(4)	936,084
	613,329	0.75%, 07/15/2028(4)	673,298
	2,593,516	0.88%, 01/15/2029(4)(8)	2,887,091
	23,723	1.25%, 07/15/2020(4)	23,523

			36,962,574

		Total U.S. Government Securities (cost $43,041,826)	$44,306,005

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.0%
	Oil & Gas - 0.0%
75,000	PDC Energy, Inc. 1.13%, 09/15/2021	$61,600
40,000	Oasis Petroleum, Inc. 2.63%, 09/15/2023	4,799

		66,399

	Total Convertible Bonds (cost $100,655)	$66,399

EXCHANGE-TRADED FUNDS - 3.1%
	Other Investment Pools & Funds - 3.1%
47,347	Invesco Senior Loan ETF(2)	993,340
153,655	VanEck Vectors Gold Miners ETF	4,956,910

		5,950,250

	Total Exchange-Traded Funds (cost $5,301,048)	$5,950,250

PREFERRED STOCKS - 0.1%
	Materials - 0.1%
4,142	Sociedad Quimica y Minera de Chile S.A. Series B	98,477

	Total Preferred Stocks (cost $91,148)	$98,477

	Total Long-Term Investments (cost $161,390,204)	$169,470,191

SHORT-TERM INVESTMENTS - 12.5%
	Other Investment Pools & Funds - 10.1%
19,297,413	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(9)	19,297,413

	Securities Lending Collateral - 2.4%
228,563	Citibank NA DDCA, 0.04%, 5/1/2020(9)	228,563
2,101,187	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(9)	2,101,187
1,276,658	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(9)	1,276,658
955,791	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(9)	955,791

		4,562,199

	Total Short-Term Investments (cost $23,859,612)	$23,859,612

Total Investments Excluding Purchased Options (cost $185,249,816)	101.3%	$193,329,803

Total Purchased Options (cost $1,750)	0.0%	$160

Total Investments (cost $185,251,566)	101.3%	$193,329,963
Other Assets and Liabilities	(1.3)%	(2,500,451)

Total Net Assets	100.0%	$190,829,512

The accompanying notes are an integral part of these financial statements.

60

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2020, the Fund invested 17.0% of its total assets in the Subsidiary.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $1,455,418, representing 0.8% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(4)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(5)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $1,566,311, representing 0.8% of net assets.

(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Represents or includes a TBA transaction.

(8)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2020, the market value of securities pledged was $3,444,430.

(9)	Current yield as of period end.

OTC Option Contracts Outstanding at April 30, 2020
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
USD Put/CAD Call	BOA	1.28 per USD	07/20/20	659,000	USD	659,000	$160	$1,750	$(1,590)

Total purchased OTC option contracts							$160	$1,750	$(1,590)

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	7	07/31/2020	$208,460	$(25,863)
Brent Crude Oil Future	39	10/30/2020	1,285,050	13,066
Brent Crude Oil Future	27	04/30/2021	982,260	33,211
Brent Crude Oil Future	25	10/29/2021	967,500	23,717
Brent Crude Oil Future	23	10/31/2022	974,050	18,829
Copper Future	16	07/29/2020	937,600	28,536
Copper Future	34	09/28/2020	1,999,625	5,372
Cotton No. 2 Future	17	12/08/2020	500,820	31,787
Gasoline RBOB Future	10	08/31/2020	351,330	(166,148)
Gasoline RBOB Future	3	11/30/2020	98,494	2,814
Gasoline RBOB Future	1	05/28/2021	42,567	880
Gold 100oz Future	25	08/27/2020	4,252,500	81,478
LME Copper Future	4	06/17/2020	517,900	(50,917)
LME Nickel Future	26	05/18/2020	1,893,528	(35,095)
LME Nickel Future	7	06/15/2020	510,720	(20,583)
LME Nickel Future	39	07/13/2020	2,850,822	(124,983)
LME Nickel Future	23	09/14/2020	1,687,326	46,290

The accompanying notes are an integral part of these financial statements.

61

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Futures Contracts Outstanding at April 30, 2020 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
LME Primary Aluminum Future	101	05/18/2020	$3,703,544	$(18,566)
LME Primary Aluminum Future	3	12/16/2020	115,013	(20,356)
LME Zinc Future	16	05/18/2020	773,996	(127,456)
LME Zinc Future	64	07/13/2020	3,101,600	(233,363)
LME Zinc Future	35	09/14/2020	1,701,000	12,858
LME Zinc Future	2	12/14/2020	97,700	(10,917)
Live Cattle Future	2	06/30/2020	68,760	(9,747)
Live Cattle Future	13	08/31/2020	478,920	(22,245)
NY Harbor ULSD Future	3	08/31/2020	121,136	(15,947)
Platinum Future	24	07/29/2020	975,600	161,966
Platinum Future	6	10/28/2020	243,180	19,991
Soybean Future	15	11/13/2020	643,312	(3,098)
Soybean Meal Future	10	07/14/2020	295,100	2,559
Soybean Meal Future	13	12/14/2020	387,270	(3,614)
U.S. Treasury 5-Year Note Future	8	06/30/2020	1,003,875	34,358

Total				$(371,186)

Short position contracts:
10-Year Mini JGB Future	1	06/12/2020	$142,338	$1,618
Euro-BUND Future	4	06/08/2020	764,596	2,722
Japan 10-Year Bond Future	1	06/15/2020	1,423,753	28,508
LME Copper Future	2	06/17/2020	258,950	4,420
LME Nickel Future	26	05/18/2020	1,893,528	7,192
LME Nickel Future	2	06/15/2020	145,920	(8,196)
LME Nickel Future	39	07/13/2020	2,850,822	(34,104)
LME Nickel Future	2	09/14/2020	146,724	(150)
LME Primary Aluminum Future	101	05/18/2020	3,703,544	167,843
LME Primary Aluminum Future	3	12/16/2020	115,012	27,254
LME Zinc Future	16	05/18/2020	773,996	104,029
LME Zinc Future	64	07/13/2020	3,101,600	48,861
LME Zinc Future	3	09/14/2020	145,800	(4,622)
LME Zinc Future	2	12/14/2020	97,700	27,729
U.S. Treasury 10-Year Note Future	120	06/19/2020	16,687,500	(712,924)
U.S. Treasury Ultra Bond Future	4	06/19/2020	899,125	(106,268)
WTI Crude Future	1	05/20/2021	33,010	2,684

Total				$(443,404)

Total futures contracts				$(814,590)

OTC Credit Default Swap Contracts Outstanding at April 30, 2020
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.10	MSC	USD	290,000	(0.50%)	11/17/59	Monthly	$—	$(14)	$(723)	$(709)
CMBX.NA.AAA.11	MSC	USD	290,000	(0.50%)	11/18/54	Monthly	1,468	—	979	(489)
CMBX.NA.AAA.12	MSC	USD	290,000	(0.50%)	08/17/61	Monthly	4,300	—	2,989	(1,311)
CMBX.NA.AAA.13	MSC	USD	290,000	(0.50%)	12/16/72	Monthly	7,148	—	5,525	(1,623)

Total							$12,916	$(14)	$8,770	$(4,132)

Sell protection:
CDX.NA.HY.34.V1	GSC	USD	90,000	5.00%	06/20/23	Quarterly	$—	$(2,223)	$(5,316)	$(3,093)
CDX.NA.HY.34.V1	GSC	USD	235,000	5.00%	06/20/23	Quarterly	—	(8,729)	(13,880)	(5,151)
CDX.NA.HY.34.V1	GSC	USD	460,000	5.00%	06/20/23	Quarterly	—	(11,351)	(27,170)	(15,819)

Total							$—	$(22,303)	$(46,366)	$(24,063)

Total traded indices							$12,916	$(22,317)	$(37,596)	$(28,195)

The accompanying notes are an integral part of these financial statements.

62

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2020 – (continued)
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Republic of Malaysia	JPM	USD	250,000	(1.00%)	12/20/24	Quarterly	$—	$(6,913)	$(715)	$6,198
Russian Federation	GSC	USD	80,000	(1.00%)	06/20/25	Quarterly	2,642	—	2,603	(39)
Russian Federation	JPM	USD	210,000	(1.00%)	06/20/25	Quarterly	7,334	—	6,835	(499)
Russian Federation	HSBC	USD	220,000	(1.00%)	06/20/25	Quarterly	7,943	—	7,160	(783)

Total single-name issues							$17,919	$(6,913)	$15,883	$4,877

Total OTC credit default swap contracts							$30,835	$(29,230)	$(21,713)	$(23,318)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at April 30, 2020
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Saudi Arabian Oil Co.	GSC	USD	18,821	30.20%	03/31/21	Monthly	$—	$—	$(10)	$(10)
Saudi Arabian Oil Co.	GSC	USD	71,720	8.00%	03/31/21	Monthly	—	—	(39)	(39)
Saudi Arabian Oil Co.	GSC	USD	128,581	8.00%	03/31/21	Monthly	—	—	(70)	(70)
Saudi Arabian Oil Co.	GSC	USD	187,439	8.00%	03/31/21	Monthly	—	—	(102)	(102)
Saudi Arabian Oil Co.	GSC	USD	15,214	8.50%	04/29/21	Monthly	—	—	(8)	(8)

Total OTC total return swap contracts							$—	$—	$(229)	$(229)

Bond Forward Contracts Outstanding at April 30, 2020
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
BOA	U.S. Treasury Bonds, 0.75%, 07/15/2028	USD	10,464,988	05/29/2020	$(49,505)

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
290,000	AUD	184,807	USD	BMO	05/29/20	$4,191	$—
255,000	BRL	50,716	USD	MSC	05/05/20	—	(3,840)
10,970,000	BRL	2,021,375	USD	JPM	05/05/20	—	(4,793)
5,230,000	BRL	985,027	USD	GSC	05/05/20	—	(23,612)
5,485,000	BRL	1,013,507	USD	JPM	06/02/20	—	(7,665)
60,000	CAD	42,739	USD	MSC	05/29/20	368	—
4,557,200,000	COP	1,125,096	USD	BNP	05/29/20	22,644	—
215,000	EUR	233,085	USD	MSC	05/29/20	2,658	—
182,000	EUR	197,240	USD	HSBC	05/29/20	2,319	—
27,151,000,000	IDR	1,722,233	USD	MSC	05/29/20	95,841	—
1,618,144,000	IDR	102,903	USD	JPM	05/29/20	5,451	—
21,074,000	JPY	196,355	USD	HSBC	05/29/20	99	—
120,695,000	JPY	1,127,753	USD	SSG	05/29/20	—	(2,624)
86,681,000	KRW	71,178	USD	BCLY	05/29/20	—	(17)
36,740,000	MXN	1,468,719	USD	CBK	05/29/20	48,113	—
1,316,000	MXN	52,767	USD	BOA	05/29/20	1,565	—
2,520,000	NOK	237,080	USD	JPM	05/29/20	8,930	—
190,000	NZD	115,047	USD	MSC	05/29/20	1,484	—
79,810,000	RUB	1,066,872	USD	BOA	05/29/20	3,275	—
8,858,000	RUB	118,383	USD	MSC	05/29/20	391	—
10,900,000	SEK	1,083,831	USD	JPM	05/29/20	33,765	—
1,015,741	USD	5,485,000	BRL	JPM	05/05/20	7,450	—
963,700	USD	5,230,000	BRL	GSC	05/05/20	2,285	—
46,987	USD	255,000	BRL	MSC	05/05/20	111	—

The accompanying notes are an integral part of these financial statements.

63

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2020 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
272,776	USD	383,000	CAD	MSC	05/29/20	$—	$(2,387)
1,710,148	USD	1,665,000	CHF	JPM	05/29/20	—	(16,193)
165,861	USD	1,177,000	CNH	BOA	05/29/20	—	(300)
9,707,166	USD	8,954,000	EUR	MSC	05/29/20	—	(110,689)
516,540	USD	8,143,251,000	IDR	MSC	05/29/20	—	(28,745)
1,369,282	USD	146,544,000	JPY	SSG	05/29/20	3,186	—
476,952	USD	587,676,000	KRW	JPM	05/29/20	—	(5,508)
286,028	USD	7,155,000	MXN	CBK	05/29/20	—	(9,370)
161,749	USD	730,000	RON	BCLY	04/30/20	—	—
162,638	USD	730,000	RON	CBK	05/29/20	—	(1,995)
674,759	USD	50,477,000	RUB	BOA	05/29/20	—	(2,071)
84,492	USD	2,731,000	THB	BNP	05/29/20	84	—
284,743	USD	2,010,000	TRY	BOA	05/29/20	—	(1,188)
464,547	USD	3,283,000	TRY	BCLY	05/29/20	—	(2,473)
1,147,255	USD	8,107,000	TRY	GSC	05/29/20	—	(6,000)
347,681	USD	6,638,000	ZAR	BCLY	05/29/20	—	(9,282)
6,638,000	ZAR	354,790	USD	BOA	05/29/20	2,755	(581)

Total foreign currency contracts						$246,965	$(239,333)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

64

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$629,769	$464,992	$164,777	$—
Banks	2,386,750	164,956	2,221,794	—
Capital Goods	5,724,572	2,785,201	2,939,371	—
Commercial & Professional Services	1,935,188	1,298,667	636,521	—
Consumer Durables & Apparel	2,611,810	1,724,886	886,924	—
Consumer Services	404,397	277,952	126,445	—
Diversified Financials	1,770,673	1,343,958	426,715	—
Energy	35,585,809	23,103,795	12,482,014	—
Food & Staples Retailing	240,042	—	240,042	—
Food, Beverage & Tobacco	871,970	465,341	406,629	—
Insurance	949,741	—	949,741	—
Materials	22,716,150	9,210,558	13,505,592	—
Media & Entertainment	1,468,479	1,468,479	—	—
Real Estate	14,363,155	11,756,357	2,606,798	—
Retailing	219,329	129,748	89,581	—
Semiconductors & Semiconductor Equipment	332,892	332,892	—	—
Software & Services	412,873	412,873	—	—
Technology Hardware & Equipment	1,385,368	1,051,188	334,180	—
Telecommunication Services	3,056,571	97,384	2,959,187	—
Transportation	1,890,009	716,794	1,173,215	—
Utilities	13,220,856	5,676,385	7,544,471	—
Asset & Commercial Mortgage-Backed Securities	198,340	—	198,340	—
Corporate Bonds	907,068	—	907,068	—
Foreign Government Obligations	5,075,626	—	5,075,626	—
U.S. Government Agencies	691,623	—	691,623	—
U.S. Government Securities	44,306,005	—	44,306,005	—
Convertible Bonds	66,399	—	66,399	—
Exchange-Traded Funds	5,950,250	5,950,250	—	—
Preferred Stocks	98,477	98,477	—	—
Short-Term Investments	23,859,612	23,859,612	—	—
Purchased Options	160	—	160	—
Foreign Currency Contracts(2)	246,965	—	246,965	—
Futures Contracts(2)	940,572	940,572	—	—
Swaps - Credit Default(2)	6,198	—	6,198	—

Total	$194,523,698	$93,331,317	$101,192,381	$—

Liabilities
Bond Forward Contracts(2)	$(49,505)	$—	$(49,505)	$—
Foreign Currency Contracts(2)	(239,333)	—	(239,333)	—
Futures Contracts(2)	(1,755,162)	(1,755,162)	—	—
Swaps - Credit Default(2)	(29,516)	—	(29,516)	—
Swaps - Total Return(2)	(229)	—	(229)	—

Total	$(2,073,745)	$(1,755,162)	$(318,583)	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

65

The Hartford Growth Allocation Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 59.5%
2,983,534	Hartford Core Equity Fund, Class F	$93,951,471
1,725,209	Hartford Multifactor US Equity ETF	49,979,305
2,719,739	Hartford Small Cap Value Fund, Class F	19,690,910
3,460,756	The Hartford Equity Income Fund, Class F	57,240,904
800,826	The Hartford Growth Opportunities Fund, Class F	34,427,530
940,398	The Hartford MidCap Fund, Class F	26,349,946
1,325,131	The Hartford Small Company Fund, Class F	26,211,081

	Total Domestic Equity Funds (cost $315,926,712)	$307,851,147

	International/Global Equity Funds - 20.6%
1,253,742	Hartford Emerging Markets Equity Fund, Class F	9,465,754
1,564,823	Hartford Multifactor Developed Markets (ex-US) ETF	36,695,099
4,629,533	Hartford Schroders International Multi-Cap Value Fund, Class F	34,027,068
1,924,902	The Hartford International Opportunities Fund, Class F	26,120,922

	Total International/Global Equity Funds (cost $128,035,709)	$106,308,843

	Multi-Strategy Funds - 2.7%
1,943,902	The Hartford Global Real Asset Fund, Class F	14,073,850

	Total Multi-Strategy Funds (cost $17,415,220)	$14,073,850

	Taxable Fixed Income Funds - 17.0%
439,354	Hartford Short Duration ETF	17,420,386
366,562	Hartford Total Return Bond ETF	14,985,054
2,076,633	The Hartford Quality Bond Fund, Class F	21,763,112

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8% - (continued)
	Taxable Fixed Income Funds - 17.0% - (continued)
846,418	The Hartford Strategic Income Fund, Class F	$6,991,415
2,554,913	The Hartford World Bond Fund, Class F	26,928,782

	Total Taxable Fixed Income Funds (cost $86,687,434)	$88,088,749

	Total Affiliated Investment Companies (cost $548,065,075)	$516,322,589

SHORT-TERM INVESTMENTS - 0.3%
	Other Investment Pools & Funds - 0.3%
1,510,299	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.19%(1)	1,510,299

	Total Short-Term Investments (cost $1,510,299)	$1,510,299

Total Investments (cost $549,575,374)	100.1%	$517,832,888
Other Assets and Liabilities	(0.1)%	(278,841)

Total Net Assets	100.0%	$517,554,047

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$516,322,589	$516,322,589	$—	$—
Short-Term Investments	1,510,299	1,510,299	—	—

Total	$517,832,888	$517,832,888	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

66

Hartford Moderate Allocation Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 42.1%
1,451,123	Hartford Core Equity Fund, Class F	$45,695,868
732,046	Hartford Multifactor US Equity ETF	21,207,373
1,499,898	Hartford Small Cap Value Fund, Class F	10,859,263
1,719,350	The Hartford Equity Income Fund, Class F	28,438,047
390,262	The Hartford Growth Opportunities Fund, Class F	16,777,359
458,681	The Hartford MidCap Fund, Class F	12,852,249
642,544	The Hartford Small Company Fund, Class F	12,709,525

	Total Domestic Equity Funds (cost $151,810,217)	$148,539,684

	International/Global Equity Funds - 15.5%
720,757	Hartford Emerging Markets Equity Fund, Class F	5,441,716
864,559	Hartford Multifactor Developed Markets (ex-US) ETF	20,273,909
2,236,997	Hartford Schroders International Multi-Cap Value Fund, Class F	16,441,931
928,155	The Hartford International Opportunities Fund, Class F	12,595,065

	Total International/Global Equity Funds (cost $66,406,051)	$54,752,621

	Multi-Strategy Funds - 2.3%
1,134,563	The Hartford Global Real Asset Fund, Class F	8,214,234

	Total Multi-Strategy Funds (cost $10,156,685)	$8,214,234

	Taxable Fixed Income Funds - 39.9%
496,261	Hartford Short Duration ETF	19,676,749
513,376	Hartford Total Return Bond ETF	20,986,811
932,572	The Hartford Inflation Plus Fund, Class F	10,015,821
3,198,090	The Hartford Quality Bond Fund, Class F	33,515,980

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8% - (continued)
	Taxable Fixed Income Funds - 39.9% - (continued)
1,830,159	The Hartford Strategic Income Fund, Class F	$15,117,118
3,924,799	The Hartford World Bond Fund, Class F	41,367,377

	Total Taxable Fixed Income Funds (cost $139,108,825)	$140,679,856

	Total Affiliated Investment Companies (cost $367,481,778)	$352,186,395

SHORT-TERM INVESTMENTS - 0.3%
	Other Investment Pools & Funds - 0.3%
1,118,835	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.19%(1)	1,118,835

	Total Short-Term Investments (cost $1,118,835)	$1,118,835

Total Investments (cost $368,600,613)	100.1%	$353,305,230
Other Assets and Liabilities	(0.1)%	(190,212)

Total Net Assets	100.0%	$353,115,018

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$352,186,395	$352,186,395	$—	$—
Short-Term Investments	1,118,835	1,118,835	—	—

Total	$353,305,230	$353,305,230	$—	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

67

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 23.7%
	Automobiles & Components - 0.7%
15,136	Bajaj Auto Ltd.	$526,356
45,912	Ford Motor Co.	233,692
163,573	Nissan Motor Co., Ltd.	556,768
99,800	SAIC Motor Corp. Ltd. Class A	264,223
50,356	Tofas Turk Otomobil Fabrikasi AS	160,905
26,143	Volkswagen AG	3,637,306
332,000	Xinyi Glass Holdings Ltd.	384,508

		5,763,758

	Banks - 0.6%
558,000	Agricultural Bank of China Ltd. Class H	232,118
130,200	Bangkok Bank PCL	415,207
2,294,000	Bank of China Ltd. Class H	873,332
460,822	Bank of Communications Co., Ltd. Class H	292,026
9,448	BNP Paribas S.A.	296,821
269,000	China CITIC Bank Corp. Ltd. Class H	131,416
560,239	China Minsheng Banking Corp. Ltd. Class H	417,322
118,105	Indiabulls Housing Finance Ltd.	205,659
737,972	Intesa Sanpaolo S.p.A.	1,152,346
143,800	Kiatnakin Bank PCL	187,778
4,003	Societe Generale S.A.	62,803
463,900	Thanachart Capital PCL	526,915
103,939	Tisco Financial Group PCL	236,115

		5,029,858

	Capital Goods - 1.2%
10,072	Alstom S.A.	413,143
2,382	Cummins, Inc.	389,457
58,854	Fortune Brands Home & Security, Inc.	2,836,763
60,842	ITOCHU Corp.	1,192,814
80,869	Marubeni Corp.	389,452
20,389	Mitsubishi Corp.	432,410
15,576	Mitsubishi Heavy Industries Ltd.	399,425
105,365	Mitsui & Co., Ltd.	1,470,721
36,975	PACCAR, Inc.	2,559,779
57,476	Sinotruk Hong Kong Ltd.	116,535
34,724	Sumitomo Corp.	392,804

		10,593,303

	Commercial & Professional Services - 0.1%
76,538	ADT, Inc.(1)	438,563
21,489	KAR Auction Services, Inc.	321,905

		760,468

	Consumer Durables & Apparel - 3.1%
145,000	ANTA Sports Products Ltd.	1,234,824
65,410	Barratt Developments plc	426,431
66,507	D.R. Horton, Inc.	3,140,460
176,100	Gree Electric Appliances, Inc. of Zhuhai Class A	1,347,267
439,000	Haier Electronics Group Co., Ltd.	1,209,046
12,673	Haseko Corp.	137,586
111,453	KB Home	2,924,527
57,723	Lennar Corp. Class A	2,890,191
111,500	Li Ning Co., Ltd.	352,058
187,600	Midea Group Co., Ltd. Class A	1,405,766
950	NVR, Inc.*	2,945,000
4,823	Persimmon plc	133,627
88,718	PulteGroup, Inc.	2,508,058
28,200	Shenzhou International Group Holdings Ltd.	325,474
47,011	Taylor Wimpey plc	86,822
96,457	Toll Brothers, Inc.	2,316,897
237,383	TRI Pointe Group, Inc.*	2,725,157

		26,109,191

Shares or Principal Amount		Market Value†
COMMON STOCKS - 23.7% - (continued)
	Consumer Services - 0.2%
5,100	New Oriental Education & Technology Group, Inc. ADR*	$651,066
12,600	TAL Education Group ADR*	682,794

		1,333,860

	Diversified Financials - 0.4%
50,663	Invesco Ltd.	436,715
19,183	Janus Henderson Group plc	343,376
20,925	Navient Corp.	159,449
122,587	New Residential Investment Corp. REIT	746,555
8,821	OneMain Holdings, Inc.	213,556
79,936	ORIX Corp.	940,646
207,040	REC Ltd.	261,241

		3,101,538

	Energy - 1.3%
63,072	Chevron Corp.	5,802,624
1,110,507	China Petroleum & Chemical Corp. Class H	553,491
603,301	China Shenhua Energy Co., Ltd. Class H	1,068,801
162,558	CNOOC Ltd.	179,727
10,929	Exxaro Resources Ltd.	63,445
23,954	Qatar Fuel QSC	105,190
147,275	Suncor Energy, Inc.	2,628,859
560,354	Yanzhou Coal Mining Co., Ltd. Class H	425,734

		10,827,871

	Food & Staples Retailing - 0.7%
61,100	Dairy Farm International Holdings Ltd.	292,805
1,597	George Weston Ltd.	113,285
48,740	Kesko Oyj Class B	794,174
41,311	Koninklijke Ahold Delhaize N.V.	1,003,045
5,013	Loblaw Cos., Ltd.	246,697
46,268	Metro AG	404,257
78,600	Seven & i Holdings Co., Ltd.	2,603,000
5,500	Sundrug Co., Ltd.	188,312

		5,645,575

	Food, Beverage & Tobacco - 2.2%
62,388	Altria Group, Inc.	2,448,729
3,262	British American Tobacco plc	125,731
7,523	Campbell Soup Co.	376,000
4,022	Carlsberg A/S Class B	507,387
296,000	China Mengniu Dairy Co., Ltd.*	1,048,168
10,088	Coca-Cola European Partners plc	399,888
24,027	General Mills, Inc.	1,438,977
250,640	Inner Mongolia Yili Industrial Group Co., Ltd. Class A	1,027,684
53,800	Japan Tobacco, Inc.	1,001,920
889	JM Smucker Co.	102,155
16,982	Kweichow Moutai Co., Ltd. Class A	3,025,239
62,292	Orkla ASA	562,676
27,974	Philip Morris International, Inc.	2,086,861
1,582,000	WH Group Ltd.(2)	1,508,836
165,175	Wuliangye Yibin Co., Ltd. Class A	3,142,472

		18,802,723

	Health Care Equipment & Services - 0.2%
6,062	CVS Health Corp.	373,116
7,700	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	275,875
516	Sonova Holding AG	93,197
20,231	Telefonica Celular del Paraguay S.A.	1,001,030

		1,743,218

	Household & Personal Products - 0.2%
12,200	Kimberly-Clark Corp.	1,689,456

The accompanying notes are an integral part of these financial statements.

68

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 23.7% - (continued)
	Insurance - 0.6%
19,846	Fidelity National Financial, Inc.	$536,834
224,016	Japan Post Holdings Co., Ltd.	1,791,879
268,000	Ping An Insurance Group Co., of China Ltd. Class H	2,727,237

		5,055,950

	Materials - 0.7%
11,912	African Rainbow Minerals Ltd.	87,187
259,500	Anhui Conch Cement Co., Ltd. Class H	2,046,256
1,456,000	Baoshan Iron & Steel Co., Ltd. Class A	998,060
4,671	Dow, Inc.*	171,379
17,566	JFE Holdings, Inc.	116,568
98,102	Kinross Gold Corp.*	647,694
827,878	Maanshan Iron & Steel Co., Ltd. Class H	268,484
23,725	MMC Norilsk Nickel PJSC ADR	658,080
378,385	National Aluminium Co., Ltd.	158,606
173,435	NMDC Ltd.	183,888
815,650	Sinopec Shanghai Petrochemical Co., Ltd. Class H	221,450
8,599	Ternium S.A. ADR(1)	116,860

		5,674,512

	Media & Entertainment - 0.5%
963	Charter Communications, Inc. Class A*	476,907
36,900	Tencent Holdings Ltd.	1,939,812
55,321	TripAdvisor, Inc.	1,104,760
77,699	Zynga, Inc. Class A*	585,850

		4,107,329

	Pharmaceuticals, Biotechnology & Life Sciences - 1.9%
32,375	AbbVie, Inc.	2,661,225
4,591	Amgen, Inc.	1,098,259
2,823	Bristol-Myers Squibb Co.	171,666
148,104	China Medical System Holdings Ltd.	174,344
136,000	CSPC Pharmaceutical Group Ltd.	269,241
17,530	Gilead Sciences, Inc.	1,472,520
17,771	Johnson & Johnson	2,666,361
14,064	Merck & Co., Inc.	1,115,838
33,240	Novartis AG	2,836,650
3,369	Pfizer, Inc.	129,235
8,599	Roche Holding AG	2,977,811
99,000	Sino Biopharmaceutical Ltd.	144,302
198,000	SSY Group Ltd.	139,419
2,600	Zai Lab Ltd. ADR*	163,072

		16,019,943

	Real Estate - 3.5%
588,039	Aldar Properties PJSC	287,045
23,801	American Tower Corp. REIT	5,664,638
84,224	Apple Hospitality, Inc. REIT	815,288
53,766	Brixmor Property Group, Inc. REIT	615,621
156,111	Castellum AB	2,738,157
115,784	Douglas Emmett, Inc. REIT	3,530,254
6,849	Equity Commonwealth REIT	232,524
80,781	Equity LifeStyle Properties, Inc. REIT	4,871,902
318,504	Fibra Uno Administracion S.A. de C.V. REIT	264,440
15,158	Gaming and Leisure Properties, Inc. REIT	428,062
30,148	Henderson Land Development Co., Ltd.	122,871
52,659	Klepierre S.A. REIT	1,069,025
11,264	Life Storage, Inc. REIT	986,614
625,528	Mapletree Commercial Trust REIT	861,340
279,900	Mapletree Industrial Trust REIT	502,520
515,396	Mapletree Logistics Trust REIT	652,866
934	Mid-America Apartment Communities, Inc. REIT	104,533
8,136	PSP Swiss Property AG	945,138
20,784	Public Storage REIT	3,854,393

Shares or Principal Amount		Market Value†
COMMON STOCKS - 23.7% - (continued)
	Real Estate - 3.5% - (continued)
58,348	SITE Centers Corp. REIT	$353,589
8,891	Spirit Realty Capital, Inc. REIT	273,487
3,924	Swiss Prime Site AG	373,590

		29,547,897

	Retailing - 0.6%
9,300	Alibaba Group Holding Ltd. ADR*	1,884,831
2,006,600	Allstar Co.(3)(4)(5)	—
40,770	K’s Holdings Corp.	444,171
115,200	Meituan Dianping Class B*	1,542,422
3,890	Target Corp.	426,889
13,296	Tory Burch LLC*(3)(4)(5)	518,544

		4,816,857

	Semiconductors & Semiconductor Equipment - 0.4%
28,516	Intel Corp.	1,710,390
1,690	Lam Research Corp.	431,423
98,650	Radiant Opto-Electronics Corp.	323,769
1,208,468	United Microelectronics Corp.	625,219

		3,090,801

	Software & Services - 1.5%
10,342	Amdocs Ltd.	666,438
8,647	Booz Allen Hamilton Holding Corp.	635,036
4,826	CGI, Inc.*	307,772
2,086	Check Point Software Technologies Ltd.*	220,574
4,500	Fujitsu Ltd.	437,168
23,292	International Business Machines Corp.	2,924,543
10,403	Leidos Holdings, Inc.	1,027,920
18,499	Micro Focus International plc	109,677
10,409	Microsoft Corp.	1,865,397
11,966	Nihon Unisys Ltd.	346,067
3,500	Nomura Research Institute Ltd.	85,684
14,299	Nortonlifelock, Inc.	304,140
14,666	Open Text Corp.	554,209
26,145	Oracle Corp.	1,384,901
12,600	TIS, Inc.	240,274
82,110	Western Union Co.	1,565,838

		12,675,638

	Technology Hardware & Equipment - 0.2%
118,274	Foxconn Technology Co., Ltd.	227,097
78,867	Lite-On Technology Corp.	122,555
12,565	Seagate Technology plc	627,622
65,661	Tripod Technology Corp.	232,006
36,900	VTech Holdings Ltd.	278,226
23,814	Xerox Holdings Corp.*	435,558

		1,923,064

	Telecommunication Services - 1.9%
86,943	AT&T, Inc.	2,649,153
131,981	Bharti Infratel Ltd.	305,353
37,500	China Mobile Ltd.	301,465
126,210	Deutsche Telekom AG	1,845,142
146,000	HKT Trust & HKT Ltd.	235,603
2,122,300	Jasmine International PCL	259,753
55,500	KDDI Corp.	1,607,517
76,114	Mobile TeleSystems PJSC ADR	652,297
96,459	Ooredoo QSC	168,747
220,329	Orange S.A.	2,676,784
522,000	PCCW Ltd.	319,769
4,121	Swisscom AG	2,141,238
132,372	Telefonica Celular del Paraguay S.A.	1,405,791
181,578	Telefonica S.A.	830,262
413,422	VEON Ltd.	706,952
2,955	Verizon Communications, Inc.	169,765

		16,275,591

The accompanying notes are an integral part of these financial statements.

69

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 23.7% - (continued)
	Transportation - 0.2%
112,684	Royal Mail plc	$235,155
144,720	Shanghai International Airport Co., Ltd. Class A	1,435,321

		1,670,476

	Utilities - 0.8%
2,716	Avangrid, Inc.	116,788
347,906	Centrica plc	174,007
1,517,000	China Longyuan Power Group Corp. Ltd. Class H	758,241
16,700	Chubu Electric Power Co., Inc.	225,850
65,738	Endesa S.A.	1,458,080
219,126	Enel S.p.A.	1,496,728
112,500	ENN Energy Holdings Ltd.	1,268,152
3,422	Evergy, Inc.	199,948
39,473	Exelon Corp.	1,463,659

		7,161,453

	Total Common Stocks (cost $218,320,381)	$199,420,330

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.9%
	Asset-Backed - Automobile - 0.3%
	ARI Fleet Lease Trust
$7,187	1.91%, 04/15/2026(2)	$7,185
81,815	2.55%, 10/15/2026(2)	81,868
190,112	3.22%, 08/16/2027(2)	191,511
	Canadian Pacer Auto Receivables Trust
7,237	2.05%, 03/19/2021(2)	7,236
25,110	3.00%, 06/21/2021(2)	25,145
45,000	3.27%, 12/19/2022(2)	45,770
	Chesapeake Funding LLC
85,179	1.26%, 05/15/2029, 1 mo. USD LIBOR + 0.450%(2)(6)	84,628
138,562	1.91%, 08/15/2029(2)	138,339
308,182	3.23%, 08/15/2030(2)	310,503
	Enterprise Fleet Financing LLC
13,331	1.97%, 01/20/2023(2)	13,334
315,000	2.06%, 05/20/2025(2)	316,231
94,596	2.13%, 05/22/2023(2)	94,515
156,724	2.98%, 10/20/2024(2)	157,001
327,673	3.38%, 05/20/2024(2)	329,688
31,045	First Investors Auto Owner Trust 3.41%, 04/18/2022(2)	31,060
745,000	OneMain Direct Auto Receivables Trust 3.43%, 12/16/2024(2)	745,525
132,763	Santander Retail Auto Lease Trust 2.72%, 01/20/2022(2)	133,573
21,047	Securitized Term Auto Receivables Trust 2.04%, 04/26/2021(2)	21,064
86,082	Westlake Automobile Receivables Trust 2.98%, 01/18/2022(2)	86,187

		2,820,363

	Asset-Backed - Finance & Insurance - 6.6%
221,844	Aaset Trust 3.84%, 05/15/2039(2)	180,873
757,567	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(2)(7)	750,915
630,000	Allegany Park CLO Ltd. 3.63%, 01/20/2033, 3 mo. USD LIBOR + 1.800%(2)(6)	593,722
590,000	Apidos CLO 3.53%, 01/20/2033, 3 mo. USD LIBOR + 1.850%(2)(6)	559,967
2,430,000	Atlas Senior Loan Fund Ltd. 2.48%, 01/16/2030, 3 mo. USD LIBOR + 1.300%(2)(6)	2,335,483

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.9% - (continued)
	Asset-Backed - Finance & Insurance - 6.6% - (continued)
$350,000	Avery Point CLO Ltd. 3.24%, 08/05/2027, 3 mo. USD LIBOR + 1.500%(2)(6)	$330,061
1,085,000	Ballyrock CLO Ltd. 3.15%, 11/20/2030, 3 mo. USD LIBOR + 1.250%(2)(6)	1,043,828
1,000,000	Barings CLO Ltd. 3.04%, 07/20/2029, 3 mo. USD LIBOR + 1.900%(2)(6)	912,073
328,288	Bayview Koitere Fund Trust 3.50%, 07/28/2057(2)(7)	330,865
159,845	Bayview Opportunity Master Fund Trust 3.50%, 01/28/2055(2)(7)	160,579
217,790	3.50%, 06/28/2057(2)(7)	216,576
153,271	4.00%, 11/28/2053(2)(7)	154,705
193,443	4.00%, 10/28/2064(2)(7)	195,526
	BlueMountain CLO Ltd.
1,400,000	2.72%, 07/15/2031, 3 mo. USD LIBOR + 1.500%(2)(6)	1,274,158
490,000	2.99%, 04/20/2027, 3 mo. USD LIBOR + 1.850%(2)(6)	437,219
1,200,000	3.39%, 08/15/2031, 3 mo. USD LIBOR + 1.700%(2)(6)	1,117,018
2,000,000	3.47%, 07/30/2030, 3 mo. USD LIBOR + 1.700%(2)(6)	1,837,558
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	2.94%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(2)(6)	863,328
560,000	2.94%, 07/20/2032, 3 mo. USD LIBOR + 1.800%(2)(6)	510,126
1,945,000	3.19%, 05/15/2031, 3 mo. USD LIBOR + 1.500%(2)(6)	1,764,255
	CIFC Funding Ltd.
750,000	2.07%, 04/24/2030, 3 mo. USD LIBOR + 1.050%(2)(6)	723,019
1,200,000	2.90%, 10/22/2031, 3 mo. USD LIBOR + 1.800%(2)(6)	1,108,158
1,540,000	2.94%, 07/20/2030, 3 mo. USD LIBOR + 1.800%(2)(6)	1,434,482
1,200,000	2.94%, 04/20/2032, 3 mo. USD LIBOR + 1.800%(2)(6)	1,120,758
1,200,000	3.02%, 07/15/2032, 3 mo. USD LIBOR + 1.800%(2)(6)	1,111,362
785,000	3.08%, 01/16/2033, 3 mo. USD LIBOR + 1.900%(2)(6)	722,420
	DB Master Finance LLC
138,950	3.79%, 05/20/2049(2)	139,891
124,063	4.02%, 05/20/2049(2)	125,865
	Dryden Senior Loan Fund
1,200,000	2.67%, 04/15/2029, 3 mo. USD LIBOR + 1.450%(2)(6)	1,120,022
500,000	3.07%, 10/15/2027, 3 mo. USD LIBOR + 1.850%(2)(6)	460,922
230,000	Ford Credit Floorplan Master Owner Trust 2.44%, 09/15/2026	221,449
	GreatAmerica Leasing Receivables Funding LLC
214,365	2.36%, 01/20/2023(2)	214,395
99,658	2.60%, 06/15/2021(2)	100,035
160,000	2.83%, 06/17/2024(2)	161,102
1,000,000	Highbridge Loan Management Ltd. 2.26%, 07/25/2030, 3 mo. USD LIBOR + 1.270%(2)(6)	962,375
242,560	Horizon Aircraft Finance Ltd. 3.43%, 11/15/2039(2)	191,089
	KKR CLO Ltd.
605,000	2.39%, 01/20/2029, 3 mo. USD LIBOR + 1.250%(2)(6)	585,337

The accompanying notes are an integral part of these financial statements.

70

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.9% - (continued)
	Asset-Backed - Finance & Insurance - 6.6% - (continued)
$2,500,000	2.40%, 01/15/2031, 3 mo. USD LIBOR + 1.180%(2)(6)	$2,365,072
1,055,000	2.56%, 04/15/2029, 3 mo. USD LIBOR + 1.340%(2)(6)	1,017,696
250,000	LCM L.P. 3.09%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(2)(6)	226,976
1,200,000	LCM XIV L.P. 2.72%, 07/20/2031, 3 mo. USD LIBOR + 1.580%(2)(6)	1,097,015
	LCM XXV Ltd.
1,473,000	2.79%, 07/20/2030, 3 mo. USD LIBOR + 1.650%(2)(6)	1,362,986
931,334	3.44%, 07/20/2030, 3 mo. USD LIBOR + 2.300%(2)(6)	825,714
	Madison Park Funding Ltd.
855,000	1.97%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(2)(6)	821,697
500,000	2.42%, 04/15/2029, 3 mo. USD LIBOR + 1.200%(2)(6)	462,299
1,000,000	2.54%, 07/27/2030, 3 mo. USD LIBOR + 1.550%(2)(6)	925,648
1,000,000	2.60%, 01/22/2028, 3 mo. USD LIBOR + 1.500%(2)(6)	946,267
1,200,000	2.64%, 04/19/2030, 3 mo. USD LIBOR + 1.500%(2)(6)	1,119,290
1,200,000	3.79%, 01/15/2033, 3 mo. USD LIBOR + 1.850%(2)(6)	1,110,356
1,090,000	Magnetite VII Ltd. 2.02%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(2)(6)	1,060,313
618,000	Magnetite XVI Ltd. 2.34%, 01/18/2028, 3 mo. USD LIBOR + 1.200%(2)(6)	584,659
715,000	Magnetite XVIII Ltd. 3.19%, 11/15/2028, 3 mo. USD LIBOR + 1.500%(2)(6)	673,924
305,000	MKT Mortgage Trust 2.94%, 02/12/2040(2)(7)	287,396
	MMAF Equipment Finance LLC
147,550	2.21%, 10/17/2022(2)	147,706
295,000	2.21%, 12/15/2032(2)	285,545
	Octagon Investment Partners Ltd.
1,682,420	2.82%, 10/24/2030, 3 mo. USD LIBOR + 1.800%(2)(6)	1,543,124
625,000	2.92%, 07/15/2029, 3 mo. USD LIBOR + 1.700%(2)(6)	580,784
75,846	OneMain Financial Issuance Trust 2.37%, 09/14/2032(2)	75,422
500,000	Race Point CLO Ltd. 3.75%, 02/20/2030, 3 mo. USD LIBOR + 2.050%(2)(6)	452,825
530,000	RR Ltd. 2.82%, 10/15/2029, 3 mo. USD LIBOR + 1.600%(2)(6)	505,021
1,200,000	Sound Point CLO Ltd. 2.94%, 10/20/2031, 3 mo. USD LIBOR + 1.800%(2)(6)	1,107,342
1,155,000	Sound Point Clo XX Ltd. 2.09%, 07/26/2031, 3 mo. USD LIBOR + 1.100%(2)(6)	1,097,624
23,868	Springleaf Funding Trust 2.90%, 11/15/2029(2)	23,844
159,108	3.48%, 05/15/2028(2)	155,459
	Towd Point Mortgage Trust
248,113	2.75%, 10/25/2056(2)(7)	249,448
85,416	2.75%, 04/25/2057(2)(7)	85,643
312,967	2.75%, 06/25/2057(2)(7)	315,403
117,518	3.00%, 01/25/2058(2)(7)	119,565
1,195,000	Treman Park CLO Ltd. 2.21%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(2)(6)	1,165,197

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.9% - (continued)
	Asset-Backed - Finance & Insurance - 6.6% - (continued)
$422,167	Vantage Data Centers Issuer LLC 3.19%, 07/15/2044(2)	$398,943
322,850	4.07%, 02/16/2043(2)	327,340
7,785	Volvo Financial Equipment LLC 1.92%, 03/15/2021(2)	7,784
	Voya CLO Ltd.
1,200,000	2.39%, 01/18/2029, 3 mo. USD LIBOR + 1.250%(2)(6)	1,127,639
1,200,000	2.44%, 01/20/2031, 3 mo. USD LIBOR + 1.300%(2)(6)	1,114,850
1,200,000	2.44%, 04/19/2031, 3 mo. USD LIBOR + 1.300%(2)(6)	1,114,559
990,000	3.12%, 10/15/2030, 3 mo. USD LIBOR + 1.900%(2)(6)	868,255
800,000	3.34%, 10/18/2031, 3 mo. USD LIBOR + 2.200%(2)(6)	689,033
1,200,000	3.40%, 07/14/2031, 3 mo. USD LIBOR + 2.090%(2)(6)	1,084,206

		55,601,385

	Commercial Mortgage-Backed Securities - 4.3%
1,125,000	1211 Avenue of the Americas Trust 4.28%, 08/10/2035(2)(7)	1,184,473
1,250,000	280 Park Avenue Mortgage Trust 2.35%, 09/15/2034, 1 mo. USD LIBOR + 1.537%(2)(6)	1,161,446
365,000	BAMLL Commercial Mortgage Securities Trust 4.23%, 08/10/2038(2)(7)	385,892
1,000,000	Banc of America Commercial Mortgage Trust 3.75%, 02/15/2050	1,024,208
	Benchmark Mortgage Trust
30,379,715	0.64%, 07/15/2051(7)(8)	907,679
22,978,922	0.83%, 01/15/2052(7)(8)	999,629
1,210,000	BF NYT Mortgage Trust 2.51%, 12/15/2035, 1 mo. USD LIBOR + 1.700%(2)(6)	1,121,628
	BX Commercial Mortgage Trust
925,626	1.91%, 11/15/2035, 1 mo. USD LIBOR + 1.100%(2)(6)	883,927
345,000	2.06%, 12/15/2036, 1 mo. USD LIBOR + 1.250%(2)(6)	325,350
267,512	2.81%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(2)(6)	250,347
860,000	BX Trust 2.26%, 11/25/2032, 1 mo. USD LIBOR + 1.450%(2)(6)	753,109
1,190,000	CAMB Commercial Mortgage Trust 2.56%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(2)(6)	1,133,519
365,000	CD Commercial Mortgage Trust 3.51%, 05/10/2050(7)	396,460
1,000,000	3.83%, 02/10/2050	1,029,801
19,644,658	CD Mortgage Trust 1.17%, 02/10/2050(7)(8)	906,898
95,000	Citigroup Commercial Mortgage Trust 3.82%, 11/10/2048	102,277
944,000	Commercial Mortgage Trust 4.46%, 12/10/2045(2)(7)	871,152
	CSAIL Commercial Mortgage Trust
20,481,703	0.77%, 08/15/2051(7)(8)	781,383
24,487,482	0.86%, 11/15/2050(7)(8)	970,196
785,000	CSMC Trust 2.76%, 04/05/2033(2)	779,858
335,000	DC Office Trust 3.17%, 09/15/2045(2)(7)	311,830
350,000	ExteNet LLC 3.20%, 07/26/2049(2)	331,006

The accompanying notes are an integral part of these financial statements.

71

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.9% - (continued)
	Commercial Mortgage-Backed Securities - 4.3% - (continued)
	FREMF Mortgage Trust
$370,000	3.54%, 02/25/2052(2)(7)	$352,092
75,000	3.62%, 11/25/2045(2)(7)	76,707
390,000	3.77%, 10/25/2052(2)(7)	374,251
135,000	3.81%, 01/25/2048(2)(7)	139,816
75,000	3.82%, 04/25/2048(2)(7)	77,801
95,000	3.91%, 10/25/2048(2)(7)	99,154
80,000	4.01%, 02/25/2050(2)(7)	81,095
1,200,000	4.12%, 05/25/2050(2)(7)	1,100,612
1,160,000	4.17%, 07/25/2027(2)(7)	1,171,296
460,000	4.22%, 09/25/2025(2)(7)	468,661
120,000	4.30%, 04/25/2049(2)(7)	124,471
	GS Mortgage Securities Corp. Trust
100,000	2.11%, 07/15/2032, 1 mo. USD LIBOR + 1.300%(2)(6)	95,707
1,190,000	2.41%, 06/15/2036, 1 mo. USD LIBOR + 1.600%(2)(6)	1,085,682
	GS Mortgage Securities Trust
35,476,322	0.59%, 03/10/2051(7)(8)	989,442
15,281,886	1.23%, 07/10/2052(7)(8)	1,081,699
5,835,099	1.30%, 05/10/2052(7)(8)	392,695
1,250,000	3.76%, 05/10/2049(7)	1,181,944
469,000	3.97%, 05/10/2052	445,941
500,000	Hudson Yards Mortgage Trust 3.08%, 08/10/2038(2)(7)	455,963
1,190,000	JP Morgan Chase Commercial Mortgage Securities Corp. 3.75%, 06/05/2039(2)(7)	1,093,149
1,195,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.62%, 01/16/2037(2)	1,137,946
920,000	KNDL Mortgage Trust 2.16%, 05/15/2036, 1 mo. USD LIBOR + 1.350%(2)(6)	855,104
1,314,000	Morgan Stanley Bank of America Merrill Lynch Trust 4.11%, 11/15/2052(7)	1,242,513
275,000	Morgan Stanley Capital Trust 3.30%, 12/15/2036, 1 mo. USD LIBOR + 1.800%(2)(6)	242,322
1,250,000	MSCG Trust 2018-SELF 2.46%, 10/15/2037, 1 mo. USD LIBOR + 1.650%(2)(6)	1,144,829
400,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(2)(7)	393,171
1,000,000	Wells Fargo Commercial Mortgage Trust 4.14%, 10/15/2045	1,002,685
	Wells Fargo N.A.
12,513,844	0.82%, 12/15/2052(7)(8)	606,107
4,900,755	1.05%, 05/15/2062(7)(8)	303,530
915,000	WF-RBS Commercial Mortgage Trust 5.39%, 06/15/2044(2)(7)	844,364
665,000	WFRBS Commercial Mortgage Trust 5.85%, 11/15/2044(2)(7)	631,794

		35,904,611

	Other Asset Backed Securities - 1.8%
479,217	AASET U.S. Ltd. 4.45%, 11/18/2038(2)	389,352
650,000	Atlas Senior Loan Fund Ltd. 2.72%, 01/15/2031, 3 mo. USD LIBOR + 1.500%(2)(6)	588,465
1,000,000	Barings BDC Static CLO Ltd. 2.87%, 04/15/2027, 3 mo. USD LIBOR + 1.650%(2)(6)	957,804
1,045,000	Benefit Street Partners CLO Ltd. 3.88%, 01/15/2033, 3 mo. USD LIBOR + 2.000%(2)(6)	967,950
545,000	BlueMountain CLO Ltd. 3.15%, 11/20/2028, 3 mo. USD LIBOR + 1.450%(2)(6)	506,567

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.9% - (continued)
	Other Asset Backed Securities - 1.8% - (continued)
	Carlyle U.S. CLO Ltd.
$1,980,000	2.36%, 07/20/2031, 3 mo. USD LIBOR + 1.220%(2)(6)	$1,887,140
1,200,000	2.59%, 10/20/2027, 3 mo. USD LIBOR + 1.450%(2)(6)	1,117,236
1,105,000	2.97%, 07/15/2032, 3 mo. USD LIBOR + 1.750%(2)(6)	1,023,524
236,903	Castlelake Aircraft Securitization Trust 3.97%, 04/15/2039(2)	185,535
219,773	Cloud Pass-Through Trust 3.55%, 12/05/2022(2)(7)	221,942
80,459	Daimler Trucks Retail Trust 2.77%, 04/15/2021(2)	80,514
400,000	Dewolf Park CLO Ltd. 3.37%, 10/15/2030, 3 mo. USD LIBOR + 2.150%(2)(6)	367,244
1,000,000	Eaton Vance CLO Ltd. 3.07%, 01/15/2028, 3 mo. USD LIBOR + 1.850%(2)(6)	956,460
750,000	Harbor Park CLO Ltd. 2.84%, 01/20/2031, 3 mo. USD LIBOR + 1.700%(2)(6)	698,927
667,724	Hertz Fleet Lease Funding L.P. 2.70%, 01/10/2033(2)	647,601
500,000	LCM XIII L.P. 2.28%, 07/19/2027, 3 mo. USD LIBOR + 1.140%(2)(6)	485,297
700,000	Neuberger Berman CLO Ltd. 2.82%, 01/15/2028, 3 mo. USD LIBOR + 1.600%(2)(6)	641,504
1,250,000	Neuberger Berman Loan Advisers CLO Ltd. 3.09%, 04/20/2031, 3 mo. USD LIBOR + 1.950%(2)(6)	1,161,621
342,788	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(2)	253,242
261,054	SoFi Consumer Loan Program Trust 3.54%, 11/26/2027(2)	259,851
703,825	Sonic Capital LLC 3.85%, 01/20/2050(2)	665,537
340,000	Stack Infrastructure Issuer LLC 3.08%, 10/25/2044(2)	332,747
	START Ireland
675,234	3.54%, 11/15/2044(2)	510,364
212,751	4.09%, 03/15/2044(2)	165,893

		15,072,317

	Whole Loan Collateral CMO - 2.9%
	Angel Oak Mortgage Trust LLC
249,248	2.62%, 11/25/2059(2)(7)	251,520
46,886	2.71%, 11/25/2047(2)(7)	46,486
445,578	3.65%, 09/25/2048(2)(7)	445,403
	Benchmark Mortgage Trust
2,955,158	1.20%, 05/15/2052(7)(8)	207,710
12,810,351	1.39%, 03/15/2062(7)(8)	1,016,797
325,000	3.84%, 12/15/2072(7)	261,891
1,000,000	3.96%, 05/15/2052(7)	946,300
93,568	COLT Mortgage Loan Trust 3.69%, 10/26/2048(2)(7)	94,342
	Deephaven Residential Mortgage Trust
76,797	2.45%, 06/25/2047(2)(7)	75,930
55,506	2.58%, 10/25/2047(2)(7)	56,227
23,596	2.73%, 12/26/2046(2)(7)	23,325
106,536	2.98%, 12/25/2057(2)(7)	106,637
779,755	3.05%, 10/25/2059(2)(7)	776,877
91,890	3.56%, 04/25/2059(2)(7)	91,288
	Fannie Mae Connecticut Avenue Securities
326,718	1.09%, 07/25/2030, 1 mo. USD LIBOR + 0.600%(6)	325,717
1,068,380	1.44%, 10/25/2029, 1 mo. USD LIBOR + 0.950%(6)	1,063,467

The accompanying notes are an integral part of these financial statements.

72

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.9% - (continued)
	Whole Loan Collateral CMO - 2.9% - (continued)
$500,000	2.64%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(6)	$448,557
437,181	2.69%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(6)	382,263
500,000	2.74%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(6)	436,033
475,716	3.04%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(6)	411,288
1,025,631	3.14%, 02/25/2030, 1 mo. USD LIBOR + 2.650%(6)	930,448
1,065,663	4.04%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(6)	1,022,715
741,342	4.74%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(6)	728,071
820,457	4.84%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(6)	804,212
998,154	4.94%, 01/25/2029, 1 mo. USD LIBOR + 4.450%(6)	979,688
1,589,301	5.49%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(6)	1,187,595
1,136,558	5.79%, 10/25/2028, 1 mo. USD LIBOR + 5.300%(6)	1,152,270
831,402	6.19%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(6)	839,755
1,033,775	6.39%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(6)	1,061,711
884,934	6.49%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(6)	900,457
860,687	7.24%, 08/25/2028, 1 mo. USD LIBOR + 6.750%(6)	882,324
455,040	7.44%, 08/25/2028, 1 mo. USD LIBOR + 6.950%(6)	468,765
945,000	FREMF Mortgage Trust 4.34%, 05/25/2052(2)(7)	944,546
234,885	MetLife Securitization Trust 3.00%, 04/25/2055(2)(7)	238,698
	Mill City Mortgage Loan Trust
58,184	2.50%, 04/25/2057(2)(7)	58,116
234,409	2.75%, 01/25/2061(2)(7)	236,783
281,426	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(2)(7)	294,946
	Seasoned Credit Risk Transfer Trust
333,648	3.50%, 03/25/2058	356,186
320,431	3.50%, 07/25/2058	342,445
471,001	3.50%, 10/25/2058	501,547
952,743	Sequoia Mortgage Trust 3.75%, 02/25/2048(2)(7)	898,452
144,600	Towd Point Mortgage Trust 2.25%, 04/25/2056(2)(7)	144,290
263,132	Verus Securitization Trust 3.21%, 05/25/2059(2)(7)	263,437
31,847,016	Wells Fargo N.A. 1.10%, 08/15/2061(7)(8)	2,145,661

		24,851,176

	Total Asset & Commercial Mortgage-Backed Securities (cost $142,645,865)	$134,249,852

CORPORATE BONDS - 26.4%
	Aerospace/Defense - 0.5%
600,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(2)	$649,949
200,000	BAE Systems plc 3.40%, 04/15/2030(2)	216,487

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 26.4% - (continued)
	Aerospace/Defense - 0.5% - (continued)
	Boeing Co.
$245,000	2.70%, 02/01/2027	$217,427
132,000	2.95%, 02/01/2030(1)	112,646
603,000	3.25%, 03/01/2028	531,585
170,000	3.45%, 11/01/2028	151,294
200,000	3.95%, 08/01/2059	157,164
	Lockheed Martin Corp.
300,000	4.07%, 12/15/2042	371,716
135,000	4.85%, 09/15/2041(1)	174,878
	United Technologies Corp.
300,000	3.95%, 08/16/2025	338,158
900,000	4.13%, 11/16/2028	1,044,577

		3,965,881

	Agriculture - 0.7%
	Altria Group, Inc.
1,150,000	4.40%, 02/14/2026	1,275,412
140,000	4.50%, 05/02/2043	142,111
420,000	4.75%, 05/05/2021	433,361
180,000	5.80%, 02/14/2039	214,894
1,755,000	BAT Capital Corp. 3.56%, 08/15/2027	1,802,900
	BAT International Finance plc
565,000	3.25%, 06/07/2022(2)	579,874
65,000	3.50%, 06/15/2022(2)	66,634
1,250,000	Imperial Brands Finance plc 3.75%, 07/21/2022(2)	1,266,510
	Philip Morris International, Inc.
300,000	2.63%, 03/06/2023	311,771
80,000	4.88%, 11/15/2043	96,967

		6,190,434

	Airlines - 0.1%
458,390	Continental Airlines, Inc. 5.98%, 10/19/2023	440,911
239,604	Southwest Airlines Co. 6.15%, 02/01/2024	239,933
60,981	United Airlines Class B Pass -Through Trust 4.60%, 09/01/2027	44,178

		725,022

	Apparel - 0.1%
	VF Corp.
160,000	2.80%, 04/23/2027	164,039
410,000	2.95%, 04/23/2030	423,866

		587,905

	Auto Manufacturers - 0.5%
	Daimler Finance North America LLC
600,000	2.20%, 05/05/2020(2)	600,012
580,000	2.30%, 02/12/2021(2)	574,414
	Ford Motor Credit Co. LLC
600,000	3.82%, 11/02/2027	471,000
1,630,000	4.27%, 01/09/2027	1,385,500
	General Motors Financial Co., Inc.
1,375,000	3.70%, 05/09/2023	1,319,261
335,000	3.95%, 04/13/2024	318,358

		4,668,545

	Auto Parts & Equipment - 0.1%
675,000	Panther BF Aggregator L.P. / Panther Finance Co., Inc. 6.25%, 05/15/2026(2)	679,388

	Beverages - 0.6%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
370,000	3.65%, 02/01/2026	403,149
105,000	4.70%, 02/01/2036	117,530
270,000	4.90%, 02/01/2046	311,523

The accompanying notes are an integral part of these financial statements.

73

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 26.4% - (continued)
	Beverages - 0.6% - (continued)
	Anheuser-Busch InBev Worldwide, Inc.
$540,000	3.50%, 01/12/2024	$580,496
115,000	3.75%, 07/15/2042	117,540
105,000	4.38%, 04/15/2038	113,069
380,000	4.60%, 04/15/2048	421,214
985,000	4.75%, 01/23/2029	1,139,524
145,000	Constellation Brands, Inc. 2.88%, 05/01/2030	147,400
55,000	Keurig Dr Pepper, Inc. 3.20%, 05/01/2030	58,594
	Molson Coors Brewing Co.
1,250,000	3.00%, 07/15/2026	1,240,509
180,000	3.50%, 05/01/2022	183,802

		4,834,350

	Biotechnology - 0.2%
1,425,000	Amgen, Inc. 2.65%, 05/11/2022	1,465,323
320,000	Biogen, Inc. 2.90%, 09/15/2020	320,980
120,000	Gilead Sciences, Inc. 2.55%, 09/01/2020	120,725

		1,907,028

	Chemicals - 0.5%
1,120,000	CNAC HK Synbridge Co., Ltd. 5.00%, 05/05/2020	1,120,000
725,000	NOVA Chemicals Corp. 4.88%, 06/01/2024(2)	650,687
725,000	Olin Corp. 5.13%, 09/15/2027	662,215
1,180,000	Sherwin-Williams Co. 2.95%, 08/15/2029	1,223,545
450,000	Syngenta Finance N.V. 5.18%, 04/24/2028(2)	455,934

		4,112,381

	Commercial Banks - 5.8%
	Bank of America Corp.
740,000	2.63%, 10/19/2020	745,037
1,381,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(9)	1,482,189
450,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(9)	485,266
635,000	4.00%, 04/01/2024	687,733
750,000	4.20%, 08/26/2024	811,497
200,000	Bank of New York Mellon Corp. 3.00%, 02/24/2025	215,514
700,000	Banque Federative du Credit Mutuel S.A. 2.75%, 10/15/2020(2)	705,468
	Barclays plc
815,000	3.20%, 08/10/2021	823,670
720,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(9)	750,241
	BNP Paribas S.A.
390,000	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(2)(9)	393,140
405,000	3.38%, 01/09/2025(2)	422,325
	BPCE S.A.
800,000	3.50%, 10/23/2027(2)	838,206
425,000	5.15%, 07/21/2024(2)	455,019
1,200,000	5.70%, 10/22/2023(2)	1,297,770
	Capital One Financial Corp.
615,000	3.75%, 04/24/2024	637,659
165,000	4.20%, 10/29/2025	169,194
	Citigroup, Inc.
1,000,000	2.88%, 07/24/2023, (2.88% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.950% thereafter)(9)	1,023,685
925,000	4.45%, 09/29/2027	1,013,282
59,000	8.13%, 07/15/2039	97,348

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 26.4% - (continued)
	Commercial Banks - 5.8% - (continued)
$500,000	Citizens Bank NA 2.55%, 05/13/2021	$505,146
	Credit Agricole S.A.
360,000	3.25%, 10/04/2024(2)	373,659
250,000	3.75%, 04/24/2023(2)	262,371
1,150,000	4.13%, 01/10/2027(2)	1,256,590
700,000	4.38%, 03/17/2025(2)	740,558
	Credit Suisse Group AG
850,000	3.57%, 01/09/2023(2)	869,954
335,000	3.63%, 09/09/2024	359,357
250,000	3.87%, 01/12/2029, (3.87% fixed rate until 01/12/2028; 3 mo. USD LIBOR + 1.410% thereafter)(2)(9)	264,896
	Credit Suisse Group Funding Guernsey Ltd.
950,000	3.80%, 09/15/2022	987,228
1,125,000	4.55%, 04/17/2026	1,247,522
	Danske Bank A/S
485,000	3.88%, 09/12/2023(2)	500,302
200,000	5.00%, 01/12/2022(2)	206,760
250,000	5.38%, 01/12/2024(2)	270,061
670,000	Deutsche Bank AG 4.25%, 10/14/2021	674,374
250,000	Discover Bank 3.10%, 06/04/2020	250,043
440,000	Fifth Third Bancorp 2.55%, 05/05/2027	439,133
450,000	Fifth Third Bank 2.88%, 10/01/2021	458,828
	Goldman Sachs Group, Inc.
2,330,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(9)	2,435,956
1,325,000	4.25%, 10/21/2025	1,422,352
300,000	6.25%, 02/01/2041	417,248
	HSBC Holdings plc
290,000	3.40%, 03/08/2021	295,087
1,755,000	3.60%, 05/25/2023	1,841,058
200,000	4.04%, 03/13/2028, (4.04% fixed rate until 03/13/2027; 3 mo. USD LIBOR + 1.546% thereafter)(9)	215,981
	ING Groep N.V.
720,000	3.95%, 03/29/2027	782,890
1,100,000	4.63%, 01/06/2026(2)	1,234,245
	JP Morgan Chase & Co.
105,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. SOFR + 2.460% thereafter)(9)	108,972
650,000	3.25%, 09/23/2022	680,194
180,000	3.38%, 05/01/2023	188,486
1,105,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(9)	1,221,868
550,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD LIBOR + 1.330% thereafter)(9)	635,419
230,000	5.40%, 01/06/2042	312,928
920,000	Macquarie Group Ltd. 4.15%, 03/27/2024, (4.15% fixed rate until 03/27/2023; 3 mo. USD LIBOR + 1.330% thereafter)(2)(9)	967,640
	Morgan Stanley
320,000	3.13%, 07/27/2026	339,501
750,000	3.63%, 01/20/2027	815,867
875,000	3.70%, 10/23/2024	944,064
575,000	4.10%, 05/22/2023	607,198
550,000	5.75%, 01/25/2021	567,959
1,795,000	NBK SPC Ltd. 2.75%, 05/30/2022(2)	1,796,292
625,000	PNC Bank NA 3.10%, 10/25/2027	668,885
	Santander Holdings USA, Inc.
205,000	3.40%, 01/18/2023	206,355
1,095,000	3.70%, 03/28/2022	1,108,972

The accompanying notes are an integral part of these financial statements.

74

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 26.4% - (continued)
	Commercial Banks - 5.8% - (continued)
$1,125,000	4.50%, 07/17/2025	$1,158,509
410,000	Synchrony Bank 3.65%, 05/24/2021	409,527
695,000	Truist Financial Corp. 3.20%, 09/03/2021	710,801
165,000	U.S. Bancorp 3.70%, 01/30/2024	178,926
540,000	UBS AG 2.20%, 06/08/2020(2)	540,523
	UBS Group Funding Switzerland AG
785,000	2.95%, 09/24/2020(2)	789,427
550,000	3.00%, 04/15/2021(2)	555,882
315,000	3.13%, 08/13/2030, (3.13% fixed rate until 08/13/2029; 3 mo. USD LIBOR + 1.468% thereafter)(2)(9)	328,445
1,794,000	Wells Fargo & Co. 4.48%, 01/16/2024	1,932,835

		49,141,317

	Commercial Services - 0.4%
260,000	Ashtead Capital, Inc. 4.25%, 11/01/2029(2)	249,020
	CommonSpirit Health
597,000	2.95%, 11/01/2022	601,811
70,000	4.35%, 11/01/2042	69,816
	ERAC USA Finance LLC
255,000	3.30%, 12/01/2026(2)	254,933
510,000	4.50%, 08/16/2021(2)	524,458
120,000	4.50%, 02/15/2045(2)	118,619
550,000	5.63%, 03/15/2042(2)	606,903
1,200,000	IHS Markit Ltd. 3.63%, 05/01/2024	1,233,576

		3,659,136

	Construction Materials - 0.2%
124,000	Carrier Global Corp. 2.72%, 02/15/2030(2)	117,203
956,000	Jeld-Wen, Inc. 4.88%, 12/15/2027(1)(2)	843,670
290,000	Norbord, Inc. 5.75%, 07/15/2027(2)	263,900
675,000	Standard Industries, Inc. 6.00%, 10/15/2025(2)	695,250

		1,920,023

	Diversified Financial Services - 0.3%
700,000	Capital One Bank USA NA 3.38%, 02/15/2023	710,967
635,000	Charles Schwab Corp. 4.63%, 03/22/2030	753,176
415,000	Societe Generale S.A. 3.25%, 01/12/2022(2)	422,179
491,000	Synchrony Financial 4.50%, 07/23/2025	482,205

		2,368,527

	Electric - 2.1%
910,000	American Electric Power Co., Inc. 3.20%, 11/13/2027	968,561
	Cleco Corporate Holdings LLC
575,000	3.38%, 09/15/2029(2)	598,878
753,000	3.74%, 05/01/2026	760,256
425,000	4.97%, 05/01/2046	406,719
1,230,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(2)	1,316,815
720,000	CMS Energy Corp. 3.00%, 05/15/2026	759,227
	Dominion Energy South Carolina, Inc.
105,000	4.60%, 06/15/2043	132,097
370,000	6.05%, 01/15/2038	521,945
156,000	6.63%, 02/01/2032	218,707
	Dominion Energy, Inc.
950,000	2.45%, 01/15/2023(2)	974,825
135,000	2.72%, 08/15/2021(10)	136,202
510,000	4.10%, 04/01/2021(10)	518,040
275,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	395,732
	Duke Energy Corp.
105,000	2.65%, 09/01/2026	111,468
550,000	3.05%, 08/15/2022	568,412
120,000	3.40%, 06/15/2029	131,496
85,000	Electricite de France S.A. 4.88%, 01/22/2044(2)	102,804

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 26.4% - (continued)
	Electric - 2.1% - (continued)
$530,000	Evergy, Inc. 2.90%, 09/15/2029	$543,367
1,205,000	Fortis, Inc. 3.06%, 10/04/2026	1,223,802
	Georgia Power Co.
165,000	3.70%, 01/30/2050	186,686
399,000	4.30%, 03/15/2042	464,103
140,000	4.75%, 09/01/2040	171,677
425,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(2)	609,973
205,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(2)	170,458
	NextEra Energy Capital Holdings, Inc.
100,000	3.25%, 04/01/2026	108,211
150,000	3.50%, 04/01/2029	167,422
490,000	Niagara Mohawk Power Corp. 4.28%, 12/15/2028(2)	565,409
550,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	626,970
115,000	Oncor Electric Delivery Co. LLC 2.95%, 04/01/2025	123,747
175,000	PacifiCorp 2.70%, 09/15/2030	188,830
1,105,000	PPL Capital Funding, Inc. 3.10%, 05/15/2026	1,155,644
	Southern California Edison Co.
220,000	2.25%, 06/01/2030	216,462
20,000	3.65%, 02/01/2050	21,742
750,000	5.55%, 01/15/2037	934,536
	Southern Co.
575,000	2.75%, 06/15/2020	575,428
605,000	2.95%, 07/01/2023	637,785
245,000	4.40%, 07/01/2046	294,783

		17,609,219

	Electrical Components & Equipment - 0.1%
1,025,000	WESCO Distribution, Inc. 5.38%, 06/15/2024	948,125

	Engineering & Construction - 0.1%
	SBA Tower Trust
355,000	2.88%, 07/15/2046(2)	356,597
300,000	3.45%, 03/15/2048(2)	304,695

		661,292

	Environmental Control - 0.1%
445,000	Republic Services, Inc. 2.30%, 03/01/2030	448,566

	Food - 0.4%
	Conagra Brands, Inc.
1,325,000	4.60%, 11/01/2025	1,479,643
245,000	5.30%, 11/01/2038	307,191
35,000	5.40%, 11/01/2048	46,746
325,000	Danone S.A. 2.95%, 11/02/2026(2)	346,084
150,000	McCormick & Co., Inc. 2.50%, 04/15/2030	154,493
510,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(2)	514,845
65,000	Sysco Corp. 5.65%, 04/01/2025	72,890
300,000	Tyson Foods, Inc. 5.10%, 09/28/2048	389,247

		3,311,139

	Forest Products & Paper - 0.1%
750,000	International Paper Co. 3.65%, 06/15/2024	801,037

	Gas - 0.3%
	Boston Gas Co.
165,000	3.00%, 08/01/2029(2)	173,328
125,000	3.15%, 08/01/2027(2)	132,559
560,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(2)	590,072
	Sempra Energy
1,075,000	3.25%, 06/15/2027	1,123,929
175,000	3.40%, 02/01/2028	184,171

		2,204,059

The accompanying notes are an integral part of these financial statements.

75

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 26.4% - (continued)
	Healthcare - Products - 0.3%
$1,450,000	Alcon Finance Corp. 3.00%, 09/23/2029(2)	$1,509,693
60,000	Boston Scientific Corp. 4.00%, 03/01/2029	67,350
700,000	DH Europe Finance S.a.r.l. 2.60%, 11/15/2029	735,002
160,000	Medtronic, Inc. 3.15%, 03/15/2022	167,148

		2,479,193

	Healthcare - Services - 1.1%
495,000	Aetna, Inc. 2.80%, 06/15/2023	513,950
	Anthem, Inc.
800,000	2.25%, 05/15/2030	797,000
631,000	3.30%, 01/15/2023	665,339
130,000	4.10%, 03/01/2028	145,460
125,000	4.38%, 12/01/2047	148,092
225,000	4.65%, 08/15/2044	275,830
245,000	Centene Corp. 4.25%, 12/15/2027(2)	256,331
	CommonSpirit Health
195,000	2.76%, 10/01/2024	191,494
105,000	4.19%, 10/01/2049	102,622
305,000	4.20%, 08/01/2023	316,267
125,000	Cottage Health Obligated Group 3.30%, 11/01/2049	127,353
	Dignity Health
214,000	3.81%, 11/01/2024	218,710
552,000	4.50%, 11/01/2042	537,853
	HCA, Inc.
1,100,000	5.25%, 06/15/2026	1,226,460
375,000	5.25%, 06/15/2049	447,690
715,000	Humana, Inc. 2.90%, 12/15/2022	737,845
	Mercy Health
565,000	3.56%, 08/01/2027	615,893
545,000	4.30%, 07/01/2028	629,959
	Toledo Hospital
400,000	5.33%, 11/15/2028	413,904
150,000	5.75%, 11/15/2038	170,927
	UnitedHealth Group, Inc.
220,000	3.35%, 07/15/2022	232,749
340,000	3.75%, 07/15/2025	380,666
5,000	3.85%, 06/15/2028	5,718

		9,158,112

	Household Products - 0.0%
286,704	Procter & Gamble - Esop 9.36%, 01/01/2021	294,505

	Insurance - 1.3%
225,000	AIA Group Ltd. 3.38%, 04/07/2030(2)	242,384
	American International Group, Inc.
560,000	4.25%, 03/15/2029	613,361
99,000	4.50%, 07/16/2044	109,360
65,000	4.75%, 04/01/2048	74,539
1,150,000	Aon plc 3.88%, 12/15/2025	1,248,079
415,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	439,456
	Chubb INA Holdings, Inc.
120,000	2.30%, 11/03/2020	120,628
185,000	3.35%, 05/15/2024	200,476
1,175,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	1,229,006
115,000	Five Corners Funding Trust 4.42%, 11/15/2023(2)	126,485
515,000	Jackson National Life Global Funding 3.25%, 01/30/2024(2)	535,259
	Liberty Mutual Group, Inc.
23,000	4.25%, 06/15/2023(2)	24,464
77,000	4.57%, 02/01/2029(2)	86,341
305,000	Marsh & McLennan Cos., Inc. 4.38%, 03/15/2029	355,422
150,000	Massachusetts Mutual Life Insurance Co. 3.38%, 04/15/2050(2)	154,230

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 26.4% - (continued)
	Insurance - 1.3% - (continued)
	MetLife, Inc.
$485,000	3.60%, 04/10/2024	$529,361
160,000	4.88%, 11/13/2043	206,793
60,000	Northwestern Mutual Life Insurance Co. 3.63%, 09/30/2059(2)	65,090
	Prudential Financial, Inc.
200,000	3.50%, 05/15/2024	218,419
300,000	4.50%, 11/15/2020	305,486
460,000	Prudential plc 3.13%, 04/14/2030	474,590
100,000	Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(2)	127,786
645,000	Trinity Acquisition plc 4.40%, 03/15/2026	715,357
1,175,000	Willis North America, Inc. 3.60%, 05/15/2024	1,235,433
1,150,000	XLIT Ltd. 4.45%, 03/31/2025	1,264,325

		10,702,130

	Internet - 0.3%
	Alibaba Group Holding Ltd.
370,000	3.40%, 12/06/2027	402,028
480,000	3.60%, 11/28/2024	518,303
530,000	Amazon.com, Inc. 4.80%, 12/05/2034	715,376
745,000	Tencent Holdings Ltd. 3.60%, 01/19/2028(2)	802,431

		2,438,138

	IT Services - 0.5%
	Apple, Inc.
25,000	2.45%, 08/04/2026	26,857
225,000	3.00%, 02/09/2024	241,636
170,000	3.25%, 02/23/2026	188,882
270,000	3.45%, 05/06/2024	296,634
35,000	4.45%, 05/06/2044	46,080
1,125,000	Hewlett Packard Enterprise Co. 4.90%, 10/15/2025	1,219,665
	International Business Machines Corp.
1,200,000	1.95%, 05/15/2030	1,194,846
750,000	3.30%, 05/15/2026	826,940

		4,041,540

	Leisure Time - 0.1%
725,000	VOC Escrow Ltd. 5.00%, 02/15/2028(2)	569,633

	Machinery-Diversified - 0.1%
	Otis Worldwide Corp.
70,000	2.57%, 02/15/2030(2)	70,542
130,000	3.11%, 02/15/2040(2)	128,159
245,000	3.36%, 02/15/2050(1)(2)	250,573

		449,274

	Media - 1.2%
1,125,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	1,269,734
	Comcast Corp.
400,000	3.95%, 10/15/2025	450,309
100,000	4.05%, 11/01/2052	122,065
575,000	4.40%, 08/15/2035	712,482
255,000	4.60%, 10/15/2038	320,489
34,000	6.40%, 05/15/2038	49,447
	Cox Communications, Inc.
1,225,000	3.35%, 09/15/2026(2)	1,303,292
35,000	4.60%, 08/15/2047(2)	40,160
920,000	4.80%, 02/01/2035(2)	1,063,362
1,125,000	Discovery Communications LLC 4.90%, 03/11/2026	1,234,188
920,000	Sky Ltd. 3.75%, 09/16/2024(2)	1,009,216
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	99,144
60,000	7.30%, 07/01/2038	79,334

The accompanying notes are an integral part of these financial statements.

76

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 26.4% - (continued)
	Media - 1.2% - (continued)
$30,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	$34,669
1,150,000	ViacomCBS, Inc. 4.00%, 01/15/2026	1,195,137
	Walt Disney Co.
180,000	4.00%, 10/01/2023	196,234
220,000	4.50%, 02/15/2021	225,608
300,000	4.75%, 09/15/2044	381,202

		9,786,072

	Mining - 0.1%
725,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(2)	743,053
600,000	Kaiser Aluminum Corp. 6.50%, 05/01/2025(2)	607,500

		1,350,553

	Miscellaneous Manufacturing - 0.1%
850,000	Siemens Financieringsmaatschappij N.V. 3.13%, 03/16/2024(2)	904,908

	Oil & Gas - 1.1%
2,460,000	Aker BP ASA 3.75%, 01/15/2030(2)	2,060,052
450,000	BG Energy Capital plc 4.00%, 10/15/2021(2)	465,091
130,000	BP Capital Markets America, Inc. 3.25%, 05/06/2022	133,826
570,000	BP Capital Markets plc 3.81%, 02/10/2024	605,857
949,000	Cimarex Energy Co. 4.38%, 06/01/2024	870,853
40,000	ConocoPhillips Co. 4.95%, 03/15/2026	45,897
1,175,000	Continental Resources, Inc. 3.80%, 06/01/2024	978,423
	Equinor ASA
30,000	2.45%, 01/17/2023	30,788
30,000	2.65%, 01/15/2024	31,064
355,000	2.90%, 11/08/2020	357,922
1,355,000	3.00%, 04/06/2027	1,423,210
35,000	3.25%, 11/10/2024	37,668
5,000	3.70%, 03/01/2024	5,387
700,000	Hess Corp. 7.30%, 08/15/2031	657,777
	Occidental Petroleum Corp.
395,000	4.85%, 03/15/2021	379,200
148,000	7.50%, 05/01/2031	113,590
775,000	QEP Resources, Inc. 5.63%, 03/01/2026(1)	248,000
355,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(2)	357,325
325,000	Total Capital International S.A. 2.70%, 01/25/2023	334,295

		9,136,225

	Oil & Gas Services - 0.0%
252,000	Schlumberger Holdings Corp. 3.90%, 05/17/2028(2)	242,358

	Packaging & Containers - 0.2%
465,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(2)	453,375
1,125,000	WRKCo, Inc. 4.65%, 03/15/2026	1,251,727

		1,705,102

	Pharmaceuticals - 1.1%
	AbbVie, Inc.
230,000	4.05%, 11/21/2039(2)	255,103
405,000	4.45%, 05/14/2046	471,973
	Allergan Funding SCS
450,000	3.45%, 03/15/2022	461,208
525,000	3.80%, 03/15/2025	560,422
275,000	4.85%, 06/15/2044	321,249
	Allergan Sales LLC
121,000	4.88%, 02/15/2021(2)	125,232
225,000	5.00%, 12/15/2021(2)	235,696
805,000	Bayer U.S. Finance LLC 3.38%, 10/08/2024(2)	841,307
180,000	Bristol-Myers Squibb Co. 3.55%, 08/15/2022(2)	190,954

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 26.4% - (continued)
	Pharmaceuticals - 1.1% - (continued)
	Cigna Corp.
$1,465,000	2.40%, 03/15/2030	$1,480,760
415,000	4.38%, 10/15/2028	475,126
	CVS Health Corp.
450,000	3.88%, 07/20/2025	492,614
1,035,000	4.10%, 03/25/2025	1,141,713
361,000	4.30%, 03/25/2028	409,362
165,000	5.13%, 07/20/2045	206,241
705,000	EMD Finance LLC 2.95%, 03/19/2022(2)	715,653
	Merck & Co., Inc.
430,000	2.75%, 02/10/2025	466,072
315,000	2.80%, 05/18/2023	335,878

		9,186,563

	Pipelines - 1.6%
400,000	Columbia Pipeline Group, Inc. 4.50%, 06/01/2025	425,532
1,200,000	Enable Midstream Partners L.P. 4.40%, 03/15/2027	929,941
	Energy Transfer Operating L.P.
1,125,000	4.75%, 01/15/2026	1,118,207
60,000	5.00%, 05/15/2050	52,791
214,000	7.60%, 02/01/2024	226,679
340,000	Energy Transfer Partners L.P. 4.50%, 11/01/2023	341,862
	Enterprise Products Operating LLC
95,000	3.70%, 01/31/2051	89,120
65,000	3.95%, 01/31/2060	59,818
	Kinder Morgan Energy Partners L.P.
419,000	4.25%, 09/01/2024	445,590
275,000	4.30%, 05/01/2024	291,546
	MPLX L.P.
255,000	4.00%, 03/15/2028	241,792
670,000	4.13%, 03/01/2027	647,909
1,100,000	4.88%, 06/01/2025	1,073,279
1,175,000	ONEOK, Inc. 4.00%, 07/13/2027	1,045,956
750,000	Phillips 66 Partners L.P. 3.75%, 03/01/2028	727,257
1,075,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	1,126,590
	Sunoco Logistics Partners Operations L.P.
130,000	4.40%, 04/01/2021	129,649
650,000	5.35%, 05/15/2045	582,858
675,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.88%, 04/15/2026	605,137
1,065,000	Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(2)	1,015,959
	TransCanada PipeLines Ltd.
235,000	4.10%, 04/15/2030	254,499
1,100,000	4.88%, 01/15/2026	1,222,850
780,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	754,650

		13,409,471

	Real Estate - 0.1%
830,000	WEA Finance LLC 4.13%, 09/20/2028(2)	801,164

	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
450,000	3.45%, 09/15/2021	463,010
150,000	4.40%, 02/15/2026	169,039
85,000	5.00%, 02/15/2024	95,104
785,000	Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	806,433
440,000	Brixmor Operating Partnership L.P. 4.13%, 05/15/2029	442,402

The accompanying notes are an integral part of these financial statements.

77

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 26.4% - (continued)
	Real Estate Investment Trusts - 0.6% - (continued)
	Healthpeak Properties, Inc.
$455,000	3.00%, 01/15/2030	$438,891
670,000	4.00%, 06/01/2025	698,417
665,000	SBA Tower Trust 2.84%, 01/15/2025(2)	677,221
340,000	Simon Property Group L.P. 2.45%, 09/13/2029	305,844
1,150,000	VEREIT Operating Partnership L.P. 4.63%, 11/01/2025	1,134,903

		5,231,264

	Retail - 0.5%
825,000	AutoZone, Inc. 3.13%, 04/21/2026	854,120
	CVS Health Corp.
695,000	4.00%, 12/05/2023	749,261
160,000	4.88%, 07/20/2035	195,532
800,000	L Brands, Inc. 5.25%, 02/01/2028	574,000
425,000	Lowe’s Cos., Inc. 4.55%, 04/05/2049	516,301
170,000	McDonald’s Corp. 3.63%, 09/01/2049	186,066
530,000	O’Reilly Automotive, Inc. 4.20%, 04/01/2030	576,855
155,000	Starbucks Corp. 3.35%, 03/12/2050	150,386
435,000	TJX Cos., Inc. 3.88%, 04/15/2030	486,411

		4,288,932

	Savings & Loans - 0.0%
245,000	Nationwide Building Society 3.62%, 04/26/2023, (3.62% fixed rate until 04/26/2022; 3 mo. USD LIBOR + 1.181% thereafter)(2)(9)	251,238

	Semiconductors - 0.5%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
870,000	3.63%, 01/15/2024	908,341
285,000	3.88%, 01/15/2027	297,106
	Broadcom, Inc.
50,000	4.25%, 04/15/2026(2)	53,587
1,285,000	4.70%, 04/15/2025(2)	1,416,907
345,000	Microchip Technology, Inc. 3.92%, 06/01/2021	350,587
1,150,000	Micron Technology, Inc. 4.98%, 02/06/2026	1,267,028

		4,293,556

	Software - 0.5%
800,000	Fiserv, Inc. 3.20%, 07/01/2026	856,634
	Microsoft Corp.
475,000	2.40%, 08/08/2026	512,669
610,000	2.88%, 02/06/2024	656,444
365,000	3.70%, 08/08/2046	448,862
915,000	Oracle Corp. 3.25%, 11/15/2027	1,007,551
825,000	Western Digital Corp. 4.75%, 02/15/2026	842,267

		4,324,427

	Telecommunications - 1.1%
	AT&T, Inc.
950,000	3.60%, 07/15/2025	1,019,540
65,000	3.95%, 01/15/2025	70,414
500,000	4.13%, 02/17/2026	550,454
460,000	4.45%, 04/01/2024	502,474
136,000	4.85%, 03/01/2039	157,287
85,000	4.90%, 08/15/2037	98,419
600,000	British Telecommunications plc 3.25%, 11/08/2029(2)	608,232
	Deutsche Telekom International Finance B.V.
150,000	3.60%, 01/19/2027(2)	163,161
320,000	4.38%, 06/21/2028(2)	367,000
165,000	GTP Acquisition Partners LLC 2.35%, 06/15/2045(2)	166,232

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 26.4% - (continued)
	Telecommunications - 1.1% - (continued)
	Orange S.A.
$650,000	4.13%, 09/14/2021	$679,749
200,000	9.00%, 03/01/2031	317,659
835,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(2)	878,838
1,095,000	T-Mobile USA, Inc. 3.88%, 04/15/2030(2)	1,201,686
620,000	Telefonica Emisiones S.A. 5.21%, 03/08/2047	743,494
	Verizon Communications, Inc.
450,000	2.95%, 03/15/2022	468,158
996,000	4.52%, 09/15/2048	1,312,886
130,000	4.75%, 11/01/2041	170,081
93,000	4.81%, 03/15/2039	119,624

		9,595,388

	Toys/Games/Hobbies - 0.1%
581,000	Mattel, Inc. 6.75%, 12/31/2025(2)	589,715

	Transportation - 0.4%
	FedEx Corp.
75,000	4.10%, 02/01/2045	72,593
100,000	4.55%, 04/01/2046	106,990
206,000	4.75%, 11/15/2045	223,400
193,000	4.95%, 10/17/2048	217,585
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
90,000	2.70%, 11/01/2024(2)	89,816
405,000	3.20%, 07/15/2020(2)	405,116
400,000	3.38%, 02/01/2022(2)	406,232
1,330,000	3.95%, 03/10/2025(2)	1,397,113
	Union Pacific Corp.
460,000	3.25%, 02/05/2050	478,991
215,000	3.75%, 02/05/2070	230,344

		3,628,180

	Trucking & Leasing - 0.3%
1,250,000	Aviation Capital Group LLC 3.50%, 11/01/2027(2)	909,999
1,200,000	Avolon Holdings Funding Ltd. 4.38%, 05/01/2026(2)	1,028,340
455,000	GATX Corp. 4.70%, 04/01/2029	502,484

		2,440,823

	Water - 0.0%
240,000	American Water Capital Corp. 2.95%, 09/01/2027	254,942

	Total Corporate Bonds (cost $216,192,732)	$222,296,780

EQUITY LINKED SECURITIES - 9.0%
	Banks - 9.0%
26,207	Accenture plc (Societe Generale S.A.) 12.00%, 06/24/2020(2)	$4,881,976
2,115	Amazon.com, Inc. (BNP Paribas Issuance B.V.) 12.00%, 06/24/2020(2)	5,202,242
31,747	Ameriprise Financial, Inc. (BNP Paribas Issuance B.V.) 12.00%, 05/20/2020(2)	3,671,883
80,166	Bristol-Myers Squibb Co. (BNP Paribas Issuance B.V.) 12.00%, 05/20/2020(2)	4,922,786
89,497	Cardinal Health, Inc. (BNP Paribas Issuance B.V.) 12.00%, 05/20/2020(2)	4,481,455
113,581	Comcast Corp. (Canadian Imperial Bank of Commerce) 12.00%, 05/20/2020(2)	4,324,765
192,632	Conagra Brands, Inc. (Bank of America Securities, Inc.) 12.00%, 06/24/2020(2)	5,846,199
79,841	Edison International (Bank of America Securities, Inc.) 12.00%, 06/24/2020(2)	4,678,683

The accompanying notes are an integral part of these financial statements.

78

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

EQUITY LINKED SECURITIES - 9.0% - (continued)
		Banks - 9.0% - (continued)
	$112,042	Metlife, Inc. (HSBC Bank plc) 12.00%, 06/24/2020(2)	$4,088,603
	28,889	Microsoft Corp. (Barclays Bank plc) 12.00%, 06/24/2020(2)(7)	5,182,638
	58,855	QUALCOMM, Inc. (HSBC Bank plc) 12.00%, 05/20/2020(2)	4,687,249
	56,446	Starbucks Corp. (HSBC Bank plc) 12.00%, 05/20/2020(2)	4,361,197
	39,394	T Rowe Price Group, Inc. (BNP Paribas Issuance B.V.) 12.00%, 05/20/2020(2)	4,603,561
	55,248	T-Mobile U.S., Inc. (Barclays Bank plc) 12.00%, 06/24/2020(2)(7)	4,893,290
	17,918	UnitedHealth Group, Inc. (BNP Paribas Issuance B.V.) 12.00%, 06/24/2020(2)	5,261,515
	43,415	Walmart, Inc. (Canadian Imperial Bank of Commerce) 12.00%, 05/20/2020(2)	5,101,874

			76,189,916

		Total Equity Linked Securities (cost $80,285,163)	$76,189,916

FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
		Indonesia - 1.1%
	4,900,000	Indonesia Government International Bond 3.85%, 07/18/2027(11)	$5,047,898
IDR	75,000,000,000	Indonesia Treasury Bond 7.00%, 09/15/2030	4,752,113

			9,800,011

		Japan - 0.1%
	$776,000	Japan Bank for International Cooperation 2.13%, 07/21/2020	778,064

		Mexico - 0.3%
MXN	57,500,000	Mexican Bonos 8.50%, 05/31/2029	2,693,322

		Qatar - 0.5%
		Qatar Government International Bond
	$2,320,000	2.38%, 06/02/2021(2)	2,343,386
	250,000	3.38%, 03/14/2024(2)	263,856
	670,000	3.75%, 04/16/2030(2)	731,479
	315,000	3.88%, 04/23/2023(2)	333,671
	315,000	4.00%, 03/14/2029(2)	349,518

			4,021,910

		Saudi Arabia - 0.1%
	460,000	Saudi Government International Bond 2.88%, 03/04/2023(2)	470,442

		Tunisia - 0.5%
EUR	4,450,000	Banque Centrale de Tunisie International Bond 5.63%, 02/17/2024(11)	4,039,230

		Total Foreign Government Obligations (cost $23,669,923)	$21,802,979

MUNICIPAL BONDS - 0.9%
		Airport - 0.0%
	$90,000	Broward County, FL, Airport System Rev 3.48%, 10/01/2043	$88,146

		Education - 0.0%
	150,000	Massachusetts School Building Auth 3.40%, 10/15/2040	154,679

		General - 0.4%
		Chicago, IL, Transit Auth
	250,000	6.30%, 12/01/2021	262,160
	455,000	6.90%, 12/01/2040	579,262
	140,000	City of Sacramento, CA 6.42%, 08/01/2023	158,470
	250,000	Kansas, Dev Finance Auth 5.37%, 05/01/2026	277,688

Shares or Principal Amount		Market Value†

MUNICIPAL BONDS - 0.9% - (continued)
	General - 0.4% - (continued)
$165,000	Metropolitan Transportation Auth, NY, Rev 6.67%, 11/15/2039	$200,718
520,000	New York State Urban Dev Corp. Rev 2.10%, 03/15/2022	523,260
575,000	Philadelphia, PA, Auth for Industrial Dev 6.55%, 10/15/2028	748,414
575,000	Sales Tax Securitization Corp., IL 4.79%, 01/01/2048	651,647

		3,401,619

	General Obligation - 0.1%
	California State, GO Taxable
245,000	7.35%, 11/01/2039	390,819
30,000	7.55%, 04/01/2039(1)	50,311
130,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.72%, 12/01/2038	174,849
550,000	State of Illinois, GO 5.10%, 06/01/2033	495,429

		1,111,408

	Power - 0.0%
100,000	New York Utility Debt Securitization Auth 3.44%, 12/15/2025	103,909

	Transportation - 0.2%
210,000	Bay Area Toll Auth, CA 2.57%, 04/01/2031	218,973
	Foothill-Eastern Transportation Corridor Agency, CA
335,000	3.92%, 01/15/2053	342,085
45,000	4.09%, 01/15/2049	45,293
350,000	Illinois State Toll Highway Auth 6.18%, 01/01/2034	460,180
20,000	Metropolitan Transportation Auth. 6.20%, 11/15/2026	22,279
	New York and New Jersey Port Auth, Taxable Rev
40,000	5.86%, 12/01/2024	45,612
115,000	6.04%, 12/01/2029	147,796

		1,282,218

	Utility - Electric - 0.2%
375,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035	493,249
	Municipal Electric Auth, GA
817,000	6.64%, 04/01/2057	1,087,043
113,000	6.66%, 04/01/2057	153,368

		1,733,660

	Total Municipal Bonds (cost $7,261,033)	$7,875,639

SENIOR FLOATING RATE INTERESTS - 6.5%(12)
	Advertising - 0.1%
691,525	Clear Channel Outdoor Holdings, Inc. 4.26%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	$599,034

	Aerospace/Defense - 0.1%
890,949	TransDigm, Inc. 2.65%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	777,772

	Airlines - 0.0%
374,063	WestJet Airlines Ltd. 4.00%, 12/11/2026, 1 mo. USD LIBOR + 3.000%	299,542

	Auto Manufacturers - 0.1%
496,193	Navistar International Corp. 4.22%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	446,886

The accompanying notes are an integral part of these financial statements.

79

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 6.5%(12) - (continued)
	Auto Parts & Equipment - 0.2%
$325,000	Adient U.S. LLC 5.45%, 05/06/2024, 1 mo. USD LIBOR + 4.000%	$291,486
456,262	Altra Industrial Motion Corp. 2.40%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	428,886
169,313	IAA, Inc. 2.69%, 06/28/2026, 1 mo. USD LIBOR + 2.250%	159,577
497,500	Panther BF Aggregator L.P. 3.90%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	449,243

		1,329,192

	Beverages - 0.0%
123,750	Sunshine Investments B.V. 4.95%, 03/28/2025, 1 mo. USD LIBOR + 3.250%	118,336

	Chemicals - 0.1%
432,598	Axalta Coating Systems U.S. Holdings, Inc. 3.20%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	419,620
238,200	Hexion, Inc. 4.94%, 07/01/2026, 1 mo. USD LIBOR + 3.500%	226,440
482,327	Starfruit Finco B.V. 3.86%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	436,506
99,750	Univar, Inc. 3.45%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	94,856

		1,177,422

	Commercial Services - 0.6%
377,841	Allied Universal Holdco LLC 4.65%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	350,636
155,000	Amentum Government Services Holdings LLC 4.40%, 02/01/2027, 1 mo. USD LIBOR + 4.000%	147,638
478,800	AVSC Holding Corp. 6.20%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	320,796
99,750	Belron Finance U.S. LLC 3.26%, 10/30/2026, 3 mo. USD LIBOR + 2.500%	93,765
989,924	Blackhawk Network Holdings, Inc. 3.15%, 06/15/2025, 1 mo. USD LIBOR + 2.750%	841,436
250,000	BrightView Landscapes LLC 0.00%, 08/15/2025, 1 mo. USD LIBOR + 2.500%(13)	235,833
440,000	Deerfield Dakota Holding, LLC 0.00%, 04/09/2027(13)	418,000
705,000	Dun & Bradstreet Corp. 4.49%, 02/06/2026, 1 mo. USD LIBOR + 4.000%	657,412
75,577	Garda World Security Corp. 6.39%, 10/30/2026, 1 mo. USD LIBOR + 4.750%	72,460
189,050	KAR Auction Services, Inc. 2.88%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	171,090
498,750	Quikrete Holdings, Inc. 2.90%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	461,109
742,366	Tempo Acquisition LLC 3.15%, 05/01/2024, 1 mo. USD LIBOR + 2.750%	695,508
481,887	Trans Union LLC 2.15%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	460,882
159,600	US Ecology, Inc. 2.90%, 11/01/2026, 1 mo. USD LIBOR + 2.500%	154,812

		5,081,377

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 6.5%(12) - (continued)
		Construction Materials - 0.1%
	$92,357	Advanced Drainage Systems, Inc. 3.25%, 07/31/2026, 1 mo. USD LIBOR + 2.250%	$89,471
	197,780	Brookfield WEC Holdings, Inc. 3.40%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	187,001
	99,494	Hamilton Holdco LLC 3.46%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	95,016
	494,962	NCI Building Systems, Inc. 4.58%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	423,193

			794,681

		Distribution/Wholesale - 0.2%
	746,250	American Builders & Contractors Supply Co., Inc. 2.40%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	697,587
	791,919	Beacon Roofing Supply, Inc. 2.65%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	736,881
	248,106	SRS Distribution, Inc. 4.32%, 05/23/2025, 1 mo. USD LIBOR + 3.250%	220,680

			1,655,148

		Diversified Financial Services - 0.3%
		AlixPartners LLP
EUR	148,500	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	157,852
	$643,367	3.50%, 04/04/2024, 3 mo. USD LIBOR + 2.500%	618,347
	678,133	Aretec Group, Inc. 4.65%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	549,288
	775,889	Crown Finance U.S., Inc. 3.32%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	486,227
EUR	500,000	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	507,652
	$114,113	UFC Holdings LLC 4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	106,410
	448,691	Victory Capital Holdings, Inc. 3.94%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	426,256

			2,852,032

		Energy - Alternate Sources - 0.1%
	593,924	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	409,808

		Engineering & Construction - 0.1%
	494,911	Brand Energy & Infrastructure Services, Inc. 5.70%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	417,116

		Entertainment - 0.1%
	135,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(13)	123,862
	494,911	CityCenter Holdings LLC 3.00%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	434,626
	246,839	Scientific Games International, Inc. 3.61%, 08/14/2024, 2 mo. USD LIBOR + 2.750%	203,437
	494,898	SeaWorld Parks & Entertainment, Inc. 3.75%, 03/31/2024, 1 mo. USD LIBOR + 3.000%	412,963

			1,174,888

The accompanying notes are an integral part of these financial statements.

80

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 6.5%(12) - (continued)
		Food - 0.2%
	$145,423	Atkins Nutritionals Holdings, Inc. 4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	$140,697
	139,300	B&G Foods, Inc. 2.90%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	134,338
	200,000	Froneri International plc 2.65%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	184,584
	742,472	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	707,672
	293,525	U.S. Foods, Inc. 3.07%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	260,260

			1,427,551

		Food Service - 0.0%
	190,000	Aramark Services, Inc. 2.15%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	177,650

		Gas - 0.1%
	594,000	Messer Industries GmbH 3.95%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	560,219

		Healthcare - Products - 0.0%
EUR	149,625	Grifols S.A. 2.25%, 11/15/2027, 1 mo. EURIBOR + 2.250%	160,869

		Healthcare - Services - 0.3%
	$100,000	CPI Holdco LLC 5.70%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	95,625
	159,200	Emerald TopCo, Inc. 4.26%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	149,170
	99,500	Ensemble RCM LLC 5.51%, 08/03/2026, 1 mo. USD LIBOR + 3.750%	95,122
	169,144	Gentiva Health Services, Inc. 3.69%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	158,995
	494,805	Jaguar Holding Co. 2.90%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	484,404
	500,000	MPH Acquisition Holdings LLC 4.20%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	459,065
	100,000	Surf Holdings LLC 4.81%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	91,438
	773,063	Zelis Healthcare Corp. 5.15%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	740,401

			2,274,220

		Household Products - 0.0%
	115,000	Reynolds Consumer Products LLC 2.15%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	110,633

		Insurance - 0.4%
	694,670	Acrisure LLC 5.21%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	636,783
		Asurion LLC
	494,783	3.40%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	471,370
	450,117	4.00%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	432,563
	100,000	6.90%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	96,500
	890,932	Hub International Ltd. 3.87%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	832,816
	496,164	NFP Corp. 3.65%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	441,586
	890,977	Sedgwick Claims Management Services, Inc. 3.65%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	816,037

			3,727,655

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 6.5%(12) - (continued)
	IT Services - 0.0%
$345,000	Science Applications International Corp. 2.65%, 03/12/2027, 1 mo. USD LIBOR + 2.250%	$337,237

	Leisure Time - 0.3%
742,405	Caesars Resort Collection LLC 3.15%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	624,860
900,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	819,162
255,422	Eldorado Resorts LLC 3.25%, 04/17/2024, 2 mo. USD LIBOR + 2.250%	240,896
850,000	Golden Entertainment, Inc. 3.75%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	692,750
168,656	SRAM LLC 5.00%, 03/15/2024, 2 mo. USD LIBOR + 1.750%	159,380

		2,537,048

	Lodging - 0.1%
339,626	Boyd Gaming Corp. 2.39%, 09/15/2023, 1 Week USD LIBOR + 2.250%	314,368
410,549	Caesars Entertainment Operating Co. 2.40%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	395,412

		709,780

	Media - 0.5%
494,949	AVSC Holding Corp. 4.95%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	326,667
	CSC Holdings LLC
494,898	3.06%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	470,074
364,088	3.31%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	345,949
425,886	Gray Television, Inc. 3.49%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	399,979
172,813	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	150,779
608,692	ION Media Networks, Inc. 3.81%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	551,883
593,939	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	546,240
103,798	NASCAR Holdings, Inc. 3.38%, 10/19/2026, 1 mo. USD LIBOR + 2.750%	95,921
662,831	Nexstar Broadcasting, Inc. 3.74%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	620,576
284,286	Sinclair Television Group, Inc. 3.32%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	262,964
304,238	Terrier Media Buyer, Inc. 5.70%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	282,180
500,000	Ziggo Financing Partnership 3.31%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	465,625

		4,518,837

	Metal Fabricate/Hardware - 0.0%
428,056	Circor International, Inc. 4.25%, 12/11/2024, 3 mo. USD LIBOR + 3.250%	363,312

	Miscellaneous Manufacturing - 0.2%
596,694	Core & Main L.P. 3.77%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	559,962

The accompanying notes are an integral part of these financial statements.

81

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 6.5%(12) - (continued)
	Miscellaneous Manufacturing - 0.2% - (continued)
$180,000	Ingersoll-Rand Services Co. 2.15%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	$170,460
283,575	Tamko Building Products LLC 3.65%, 06/01/2026, 1 mo. USD LIBOR + 3.250%	267,978
494,924	USI, Inc. 3.40%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	465,021
247,455	Wilsonart LLC 4.71%, 12/19/2023, 3 mo. USD LIBOR + 3.250%	214,915

		1,678,336

	Office/Business Equipment - 0.0%
215,000	Pitney Bowes, Inc. 5.91%, 01/17/2025, 1 mo. USD LIBOR + 5.500%	183,825

	Oil & Gas - 0.1%
494,975	NorthRiver Midstream Finance L.P. 4.68%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	397,039
494,975	Traverse Midstream Partners LLC 5.00%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	368,049

		765,088

	Oil & Gas Services - 0.2%
185,000	Buckeye Partners L.P. 3.77%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	172,860
481,363	Lower Cadence Holdings LLC 4.40%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	331,539
828,738	UGI Energy Services LLC 4.15%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	740,336

		1,244,735

	Packaging & Containers - 0.3%
319,846	Berlin Packaging LLC 3.99%, 11/07/2025, 1 mo. USD LIBOR + 3.000%	289,726
436,700	Berry Global, Inc. 2.83%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	415,913
196,175	Charter NEX U.S., Inc. 3.90%, 05/16/2024, 1 mo. USD LIBOR + 3.500%	187,347
	Flex Acquisition Co., Inc.
181,700	4.43%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	169,436
497,278	4.68%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	462,965
139,650	Pregis TopCo Corp. 4.40%, 07/31/2026, 1 mo. USD LIBOR + 4.000%	125,045
692,832	Reynolds Group Holdings, Inc. 3.15%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	659,202

		2,309,634

	Pharmaceuticals - 0.3%
445,946	Bausch Health Companies, Inc. 3.72%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	430,895
316,800	Catalent Pharma Solutions, Inc. 3.25%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	309,539
460,000	Elanco Animal Health, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 2.250%(13)	443,325
494,911	Endo Luxembourg Finance Co., S.a r.l. 5.00%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	448,825

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 6.5%(12) - (continued)
	Pharmaceuticals - 0.3% - (continued)
$658,350	Sunshine Luxembourg S.a.r.l. 5.32%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	$601,567

		2,234,151

	Real Estate - 0.1%
500,000	VICI Properties LLC 2.42%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	462,625

	Retail - 0.3%
454,990	B.C. Unlimited Liability Co. 2.15%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	425,557
494,924	Bass Pro Group LLC 6.07%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	415,736
247,494	Belron Finance U.S. LLC 3.96%, 11/13/2025, 1 mo. USD LIBOR + 2.250%	231,407
100,000	Buzz Merger Sub Ltd. 3.15%, 01/29/2027, 1 mo. USD LIBOR + 2.750%	95,000
496,180	Harbor Freight Tools USA, Inc. 3.25%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	468,359
248,731	IRB Holding Corp. 3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	216,485
496,250	Staples, Inc. 6.02%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	393,690
643,316	U.S. Foods, Inc. 2.15%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	591,349

		2,837,583

	Semiconductors - 0.1%
500,000	Microchip Technology, Inc. 2.41%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	479,375

	Software - 0.5%
100,000	AI Convoy (Luxembourg) S.a.r.l. 4.65%, 01/17/2027, 1 mo. USD LIBOR + 3.500%	94,167
494,911	CCC Information Services, Inc. 3.75%, 04/29/2024, 1 mo. USD LIBOR + 2.750%	468,928
373,062	CDW LLC 2.16%, 10/13/2026, 3 mo. USD LIBOR + 1.750%	367,156
388,914	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	373,844
325,000	DCert Buyer, Inc. 4.40%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	304,957
495,730	Infor U.S., Inc. 3.75%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	486,227
98,995	McAfee LLC 4.19%, 09/30/2024, 1 mo. USD LIBOR + 3.750%	94,485
390,000	Navicure, Inc. 4.40%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	362,700
454,250	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	448,572
377,889	SS&C Technologies Holdings Europe S.a.r.l 2.15%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	362,815
269,650	SS&C Technologies, Inc. 2.15%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	258,894
234,283	Western Digital Corp. 2.77%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	224,033
643,500	WEX, Inc. 2.65%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	603,603

		4,450,381

The accompanying notes are an integral part of these financial statements.

82

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 6.5%(12) - (continued)
		Telecommunications - 0.3%
	$494,924	Altice France S.A. 4.50%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	$455,756
	418,950	CenturyLink, Inc. 2.65%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	395,384
	160,000	LCPR Loan Financing LLC 5.81%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	156,400
EUR	518,617	Masmovil Holdphone S.A. 2.63%, 05/07/2026, 1 mo. EURIBOR + 2.625%	547,582
	$750,000	Telenet Financing USD LLC 2.81%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	711,720
	335,000	Zayo Group Holdings, Inc. 3.40%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	313,965

			2,580,807

		Textiles - 0.0%
	247,494	ASP Unifrax Holdings, Inc. 4.82%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	184,724

		Transportation - 0.1%
	1,050,000	Genesee & Wyoming, Inc. 3.45%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	1,013,628

		Total Senior Floating Rate Interests (cost $59,792,537)	$54,463,137

U.S. GOVERNMENT AGENCIES - 2.9%
		Mortgage-Backed Agencies - 2.9%
		FHLMC - 2.3%
	$661,618	1.24%, 03/25/2030, 1 mo. USD LIBOR + 0.750%(6)	$656,353
	736,874	1.69%, 10/25/2029, 1 mo. USD LIBOR + 1.200%(6)	730,051
	369,769	1.79%, 04/25/2029, 1 mo. USD LIBOR + 1.300%(6)	368,051
	1,127,432	2.15%, 07/25/2029, 1 mo. USD LIBOR + 1.200%(6)	1,121,584
	432,660	2.16%, 05/25/2029	456,257
	260,000	2.28%, 07/25/2026	277,273
	244,967	2.50%, 12/01/2049	255,249
	1,100,000	2.99%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(6)	1,034,416
	3,573,757	3.50%, 08/01/2048	3,778,003
	350,000	3.60%, 12/25/2029, 1 mo. USD LIBOR + 2.650%(6)	310,267
	140,397	3.75%, 05/25/2028, 1 mo. USD LIBOR + 2.800%(6)	139,409
	1,100,000	3.94%, 10/25/2029, 1 mo. USD LIBOR + 3.450%(6)	1,054,858
	24,463	4.00%, 03/01/2041	26,728
	483,311	4.04%, 08/25/2029, 1 mo. USD LIBOR + 3.550%(6)	445,026
	2,000,000	4.25%, 10/25/2027, 1 mo. USD LIBOR + 3.300%(6)	1,979,912
	543,413	5.24%, 10/25/2024, 1 mo. USD LIBOR + 4.750%(6)	468,061
	542,139	5.50%, 10/25/2024, 1 mo. USD LIBOR + 4.550%(6)	447,071
	1,026,968	5.65%, 03/25/2028, 1 mo. USD LIBOR + 4.700%(6)	1,019,228
	1,500,000	5.65%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(6)	1,499,998

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 2.9% - (continued)
	Mortgage-Backed Agencies - 2.9% - (continued)
	FHLMC - 2.3% - (continued)
$1,250,000	6.04%, 07/25/2028, 1 mo. USD LIBOR + 5.550%(6)	$1,256,282
1,190,000	6.10%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(6)	1,190,002
1,111,400	7.30%, 09/25/2028, 1 mo. USD LIBOR + 6.350%(6)	1,122,571

		19,636,650

	FNMA - 0.5%
$172,797	2.06%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(6)	$171,918
770,476	2.50%, 12/01/2049	800,829
300,000	2.78%, 06/01/2026	327,913
1,330,493	3.00%, 03/25/2053	1,398,869
150,000	3.07%, 02/01/2025	162,839
1,386,132	3.50%, 06/25/2059	1,533,500
10,220	4.50%, 04/01/2041	11,349

		4,407,217

	GNMA - 0.1%
$394	6.00%, 11/20/2023	$431
570	6.00%, 12/20/2023	628
89	6.00%, 01/20/2024	97
456	6.00%, 02/20/2024	498
109	6.00%, 02/20/2026	119
561	6.00%, 02/20/2027	613
153	6.00%, 01/20/2028	167
3,897	6.00%, 02/20/2028	4,304
5,850	6.00%, 04/20/2028	6,547
2,352	6.00%, 06/15/2028	2,628
14,993	6.00%, 07/20/2028	16,780
13,843	6.00%, 08/20/2028	15,508
4,629	6.00%, 10/15/2028	5,134
18,480	6.00%, 11/15/2028	20,556
14,696	6.00%, 03/20/2029	16,450
16,125	6.00%, 09/20/2029	17,900
20,100	6.00%, 04/20/2030	22,002
2,769	6.00%, 06/20/2030	3,030
1,770	6.00%, 08/15/2034	1,975
23,611	6.50%, 03/15/2028	26,177
3,451	6.50%, 05/15/2028	3,831
4,219	6.50%, 07/15/2028	4,622
8,968	6.50%, 10/15/2028	9,937
752	6.50%, 12/15/2028	842
11,670	6.50%, 01/15/2029	12,858
9,652	6.50%, 02/15/2029	10,887
44,611	6.50%, 03/15/2029	49,126
10,541	6.50%, 04/15/2029	11,665
6,456	6.50%, 05/15/2029	7,294
7,990	6.50%, 06/15/2029	8,956
10,644	6.50%, 02/15/2035	12,500
20,765	7.00%, 11/15/2031	23,449
13,468	7.00%, 03/15/2032	15,233
132,433	7.00%, 11/15/2032	162,101
3,578	7.00%, 01/15/2033	4,267
12,217	7.00%, 05/15/2033	14,474
20,684	7.00%, 07/15/2033	24,149
33,753	7.00%, 11/15/2033	40,046
1,682	8.00%, 12/15/2029	1,707
1,465	8.00%, 04/15/2030	1,527
6,512	8.00%, 05/15/2030	6,617
195	8.00%, 07/15/2030	201
5,704	8.00%, 08/15/2030	6,013

The accompanying notes are an integral part of these financial statements.

83

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 2.9% - (continued)
	Mortgage-Backed Agencies - 2.9% - (continued)
	GNMA - 0.1% - (continued)
$12,129	8.00%, 11/15/2030	$12,968
68,875	8.00%, 02/15/2031	75,486

		682,300

	Total U.S. Government Agencies (cost $25,160,439)	$24,726,167

U.S. GOVERNMENT SECURITIES - 9.3%
	U.S. Treasury Securities - 9.3%
	U.S. Treasury Bonds - 5.0%
$1,110,000	2.00%, 02/15/2050	$1,309,323
4,105,000	2.88%, 05/15/2043	5,453,236
23,480,000	3.00%, 08/15/2048(14)(15)	33,115,054
1,167,500	3.13%, 02/15/2043	1,608,961
200,000	3.13%, 08/15/2044	278,360

		41,764,934

	U.S. Treasury Notes - 4.3%
1,230,000	1.50%, 02/15/2030	1,332,147
5,395,000	1.63%, 10/31/2026	5,786,770
170,000	1.75%, 06/30/2024	180,067
600,000	1.75%, 12/31/2024	639,094
2,715,000	1.75%, 11/15/2029	3,002,090
5,020,000	2.13%, 03/31/2024	5,375,714
840,000	2.38%, 04/30/2026	935,320
4,775,000	2.38%, 05/15/2029	5,521,467
3,950,000	2.63%, 12/31/2023	4,285,133
365,000	2.63%, 02/15/2029	428,632
3,350,000	2.88%, 10/31/2023	3,651,762
4,540,000	2.88%, 08/15/2028	5,386,994

		36,525,190

	Total U.S. Government Securities (cost $61,264,780)	$78,290,124

CONVERTIBLE BONDS - 0.6%
	Internet - 0.3%
2,164,000	Priceline Group, Inc. 0.90%, 09/15/2021	$2,187,931

	Semiconductors - 0.3%
1,436,000	Microchip Technology, Inc. 1.63%, 02/15/2025	2,620,071

	Total Convertible Bonds (cost $4,586,365)	$4,808,002

EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
4,400	SPDR S&P 500 ETF Trust(1)	$1,278,112

	Total Exchange-Traded Funds (cost $1,228,073)	$1,278,112

	Total Long-Term Investments (cost $840,407,291)	$825,401,038

SHORT-TERM INVESTMENTS - 2.4%
	Other Investment Pools & Funds - 2.1%
17,388,332	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(16)	$17,388,332

	Securities Lending Collateral - 0.3%
142,166	Citibank NA DDCA, 0.04%, 5/1/2020(16)	142,166
1,306,934	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(16)	1,306,934

Shares or Principal Amount			Market Value†

SHORT-TERM INVESTMENTS - 2.4% - (continued)
	Securities Lending Collateral - 0.3% - (continued)
794,080	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(16)		$794,079
594,500	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(16)		594,500

			2,837,679

	Total Short-Term Investments (cost $20,226,012)		$20,226,011

	Total Investments Excluding Purchased Options (cost $860,633,303)	100.4%	$845,627,049

	Total Purchased Options (cost $4,758,242)	0.6%	$4,938,173

	Total Investments (cost $865,391,545)	101.0%	$850,565,222
	Other Assets and Liabilities	(1.0)%	(8,153,229)

	Total Net Assets	100.0%	$842,411,993

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $242,704,040, representing 28.8% of net assets.

(3)	Investment valued using significant unobservable inputs.

(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2020, the aggregate fair value of these securities was $518,544, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

The accompanying notes are an integral part of these financial statements.

84

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

(5)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $518,544 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	2,006,600	$872,908	$—
11/2013	Tory Burch LLC	13,296	1,042,090	518,544

			$1,914,998	$518,544

(6)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.

(7)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8)	Securities disclosed are interest-only strips.

(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(10)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(11)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $9,087,128, representing 1.1% of net assets.

(12)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2020.

(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2020, the market value of securities pledged was $9,223,699.

(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2020, the market value of securities pledged was $1,128,281.

(16)	Current yield as of period end.

OTC Option Contracts Outstanding at April 30, 2020
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
DAX Index Future Option	MSC	11,250.00 EUR	05/15/20	7,213	EUR	7,213	$879,031	$696,647	$182,384
S&P 500 Index Option		3,030.00 USD	06/19/20	737	USD	73,700	4,059,142	4,061,595	(2,453)

Total Calls							$4,938,173	$4,758,242	$179,931

Total purchased OTC option contracts							$4,938,173	$4,758,242	$179,931

Written option contracts:
Calls
S&P 500 Index Option		3,175.00 USD	06/19/20	(737)	USD	(73,700)	$(1,047,574)	$(1,045,121)	$(2,453)

Total written OTC option contracts							$(1,047,574)	$(1,045,121)	$(2,453)

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	92	06/30/2020	$11,544,562	$89,961
U.S. Treasury 10-Year Ultra Future	44	06/19/2020	6,909,375	(6,268)

Total				$83,693

Short position contracts:
S&P 500 (E-Mini) Future	320	06/19/2020	$46,438,400	$(2,128,176)

Total futures contracts				$(2,044,483)

The accompanying notes are an integral part of these financial statements.

85

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2020
Reference Entity	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.34.V1	USD	5,675,000	(1.00%)	06/20/25	Quarterly	$140,105	$(42,668)	$(182,773)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.34.V1	USD	8,850,000	5.00%	06/20/25	Quarterly	$(533,087)	$(412,747)	$120,340

Total						$(392,982)	$(455,415)	$(62,433)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,552,999	USD	6,380,000	CHF	JPM	05/29/20	$—	$(62,048)
13,390,988	USD	12,352,000	EUR	MSC	05/29/20	—	(152,695)
2,686,709	USD	27,020,000	SEK	JPM	05/29/20	—	(83,700)

Total						$—	$(298,443)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

86

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)

April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$5,763,758	$233,692	$5,530,066	$—
Banks	5,029,858	950,808	4,079,050	—
Capital Goods	10,593,303	5,785,999	4,807,304	—
Commercial & Professional Services	760,468	760,468	—	—
Consumer Durables & Apparel	26,109,191	19,450,290	6,658,901	—
Consumer Services	1,333,860	1,333,860	—	—
Diversified Financials	3,101,538	1,899,651	1,201,887	—
Energy	10,827,871	8,431,483	2,396,388	—
Food & Staples Retailing	5,645,575	359,982	5,285,593	—
Food, Beverage & Tobacco	18,802,723	6,852,610	11,950,113	—
Health Care Equipment & Services	1,743,218	1,374,146	369,072	—
Household & Personal Products	1,689,456	1,689,456	—	—
Insurance	5,055,950	536,834	4,519,116	—
Materials	5,674,512	935,933	4,738,579	—
Media & Entertainment	4,107,329	2,167,517	1,939,812	—
Pharmaceuticals, Biotechnology & Life Sciences	16,019,943	9,478,176	6,541,767	—
Real Estate	29,547,897	21,995,345	7,552,552	—
Retailing	4,816,857	2,311,720	1,986,593	518,544
Semiconductors & Semiconductor Equipment	3,090,801	2,141,813	948,988	—
Software & Services	12,675,638	11,456,768	1,218,870	—
Technology Hardware & Equipment	1,923,064	1,063,180	859,884	—
Telecommunication Services	16,275,591	5,843,711	10,431,880	—
Transportation	1,670,476	—	1,670,476	—
Utilities	7,161,453	1,780,395	5,381,058	—
Asset & Commercial Mortgage-Backed Securities	134,249,852	—	134,249,852	—
Corporate Bonds	222,296,780	—	222,296,780	—
Equity Linked Securities	76,189,916	—	76,189,916	—
Foreign Government Obligations	21,802,979	—	21,802,979	—
Municipal Bonds	7,875,639	—	7,875,639	—
Senior Floating Rate Interests	54,463,137	—	54,463,137	—
U.S. Government Agencies	24,726,167	—	24,726,167	—
U.S. Government Securities	78,290,124	—	78,290,124	—
Convertible Bonds	4,808,002	—	4,808,002	—
Exchange-Traded Funds	1,278,112	1,278,112	—	—
Short-Term Investments	20,226,011	20,226,011	—	—
Purchased Options	4,938,173	4,059,142	879,031	—
Futures Contracts(2)	89,961	89,961	—	—
Swaps - Credit Default(2)	120,340	—	120,340	—

Total	$850,775,523	$134,487,063	$715,769,916	$518,544

Liabilities
Foreign Currency Contracts(2)	$(298,443)	$—	$(298,443)	$—
Futures Contracts(2)	(2,134,444)	(2,134,444)	—	—
Swaps - Credit Default(2)	(182,773)	—	(182,773)	—
Written Options	(1,047,574)	(1,047,574)	—	—

Total	$(3,663,234)	$(3,182,018)	$(481,216)	$—

(1)	For the six-month period ended April 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended April 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

87

Hartford Multi-Strategy Funds

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
DAX	Deutscher Aktien Index
EAFE	Europe, Australasia and Far East
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
S&P	Standard & Poor’s

Other Abbreviations:
ADR	American Depositary Receipt
CD	Certificate of Deposit
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation

Other Abbreviations: – (continued)
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NIBOR	Norwegian Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PAC	Planned Amortization Class
PIK	Payment-in-kind
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
GO	General Obligation
PA	Port Authority
Rev	Revenue

88

Hartford Multi-Strategy Funds

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	The Hartford Global Real Asset Fund (consolidated)
Assets:
Investments in securities, at market value(1)	$12,812,106,098	$116,743,604	$4,196,408	$443,318	$193,329,963
Investments in affiliated investment companies, at market value	—	22,823,134	1,417,373,188	123,785,724	—
Cash	—	1,049	—	—	26,518
Foreign currency	1,058,116	2,512	—	—	216,922
Unrealized appreciation on OTC swap contracts	726,907	42,361	—	—	6,198
Unrealized appreciation on foreign currency contracts	2,191,918	168,829	—	—	246,965
Unrealized appreciation on bond forward contracts	—	1,168	—	—	—
Receivables:
Investment securities sold	68,103,154	935,248	93,490	6,616	35,448,216
Fund shares sold	30,606,723	1,060	783,252	56,123	61,533
Dividends and interest	66,276,622	267,374	1,157,046	70,300	420,349
Securities lending income	15,699	5,230	—	—	7,288
Variation margin on futures contracts	—	5,295	—	—	185,835
Variation margin on centrally cleared swap contracts	200,860	—	—	—	—
Tax reclaims	2,327,146	87,946	—	—	45,383
OTC swap contracts premiums paid	1,308,533	43,663	—	—	30,835
Other assets	266,589	132,213	74,149	56,931	126,382

Total assets	12,985,188,365	141,260,686	1,423,677,533	124,419,012	230,152,387

Liabilities:
Unrealized depreciation on foreign currency contracts	981,549	323,409	—	—	239,333
Unrealized depreciation on bond forward contracts	—	—	—	—	49,505
Due to custodian	1,288,526	—	—	68,436	—
Obligation to return securities lending collateral	30,787,783	5,560,184	—	—	4,562,199
Unrealized depreciation on OTC swap contracts	—	63,955	—	—	29,745
Cash collateral due to broker on futures contracts	—	314,000	—	—	—
Cash collateral due to broker on swap contracts	1,200,000	—	—	—	—
Unfunded loan commitments	—	—	—	—	—
Payables:
Investment securities purchased	204,339,161	12,018,954	—	—	33,973,572
Fund shares redeemed	13,357,455	184,248	819,313	39,883	35,198
Investment management fees	5,362,515	31,746	—	9,906	145,223
Transfer agent fees	2,086,871	45,239	365,859	36,117	43,608
Accounting services fees	150,904	1,486	16,727	1,478	2,385
Board of Directors’ fees	39,686	832	5,915	428	1,328
Variation margin on futures contracts	291,258	—	—	—	—
Variation margin on centrally cleared swap contracts	—	9,406	—	—	699
Foreign taxes	—	53	—	—	—
Distribution fees	448,534	5,334	48,312	4,324	558
Written options	—	15,780	—	—	—
Accrued expenses	678,027	74,269	81,908	15,496	210,292
OTC swap contracts premiums received	71,275	30,738	—	—	29,230

Total liabilities	261,083,544	18,679,633	1,338,034	176,068	39,322,875

Net assets	$12,724,104,821	$122,581,053	$1,422,339,499	$124,242,944	$190,829,512

Summary of Net Assets:
Capital stock and paid-in-capital	$12,087,444,904	$155,634,525	$1,450,480,950	$129,118,055	$326,659,285
Distributable earnings (loss)	636,659,917	(33,053,472)	(28,141,451)	(4,875,111)	(135,829,773)

Net assets	$12,724,104,821	$122,581,053	$1,422,339,499	$124,242,944	$190,829,512

Shares authorized	2,200,000,000	610,000,000	1,110,000,000	560,000,000	760,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$13.96	$8.72	$8.66	$10.25	$7.26

Maximum offering price per share	$14.77	$9.13	$9.16	$10.85	$7.68

Shares outstanding	245,675,146	7,903,258	138,184,356	10,147,913	1,598,059

Net Assets	$3,429,804,925	$68,886,991	$1,197,250,115	$104,036,456	$11,603,541

Class C: Net asset value per share	$13.74	$8.73	$8.60	$10.20	$7.14

Shares outstanding	228,988,198	3,829,405	16,425,626	1,278,349	310,761

Net Assets	$3,145,954,195	$33,432,880	$141,323,022	$13,044,198	$2,218,348

The accompanying notes are an integral part of these financial statements.

89

Hartford Multi-Strategy Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	The Hartford Global Real Asset Fund (consolidated)
Class I: Net asset value per share	$13.96	$8.71	$8.68	$10.26	$7.25

Shares outstanding	261,128,157	1,757,705	7,077,022	122,337	2,089,784

Net Assets	$3,646,369,348	$15,303,399	$61,429,960	$1,255,323	$15,155,823

Class R3: Net asset value per share	$14.02	$8.72	$8.62	$10.28	$7.31

Shares outstanding	11,532,331	91,033	1,376,323	261,468	10,412

Net Assets	$161,648,522	$793,991	$11,868,495	$2,689,098	$76,079

Class R4: Net asset value per share	$14.02	$8.68	$8.63	$10.27	$7.29

Shares outstanding	6,419,406	41,934	411,454	143,515	5,101

Net Assets	$90,020,718	$364,006	$3,551,702	$1,473,685	$37,180

Class R5: Net asset value per share	$14.04	$8.68	$8.53	$10.29	$7.21

Shares outstanding	3,144,860	71,275	42,596	168,391	13,727

Net Assets	$44,153,766	$618,950	$363,429	$1,732,912	$98,937

Class R6: Net asset value per share	$14.12	$8.70	$—	$—	$—

Shares outstanding	10,841,224	1,165	—	—	—

Net Assets	$153,105,569	$10,129	$—	$—	$—

Class Y: Net asset value per share	$14.12	$8.66	$—	$—	$7.25

Shares outstanding	10,669,836	244,641	—	—	8,935,041

Net Assets	$150,694,648	$2,119,074	$—	$—	$64,742,054

Class F: Net asset value per share	$13.97	$8.64	$8.68	$10.27	$7.25

Shares outstanding	136,174,286	121,669	754,981	1,098	13,373,338

Net Assets	$1,902,353,130	$1,051,633	$6,552,776	$11,272	$96,897,550

Cost of investments	$12,127,836,416	$115,768,732	$4,196,408	$443,318	$185,251,566
Cost of investments in affiliated investment companies	$—	$25,071,930	$1,468,794,102	$125,418,964	$—
Cost of foreign currency	$1,060,937	$2,814	$—	$—	$219,166
Proceeds of written option contracts	$—	$17,715	$—	$—	$—

(1) Includes Investment in securities on loan, at market value	$29,631,444	$5,432,432	$—	$—	$4,530,917

The accompanying notes are an integral part of these financial statements.

90

Hartford Multi-Strategy Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income and Growth Fund
Assets:
Investments in securities, at market value	$1,510,299	$1,118,835	$850,565,222
Investments in affiliated investment companies, at market value	516,322,589	352,186,395	—
Cash	—	—	152,223
Foreign currency	—	—	38,681
Unrealized appreciation on OTC swap contracts	—	—	—
Unrealized appreciation on foreign currency contracts	—	—	—
Unrealized appreciation on bond forward contracts	—	—	—
Receivables:
Investment securities sold	69,114	34,668	2,896,277
Fund shares sold	172,219	48,098	2,444,259
Dividends and interest	90,781	112,596	4,151,509
Securities lending income	—	—	4,570
Variation margin on futures contracts	—	—	1,382,089
Variation margin on centrally cleared swap contracts	—	—	53,558
Tax reclaims	—	—	311,017
OTC swap contracts premiums paid	—	—	—
Other assets	62,231	61,529	84,887

Total assets	518,227,233	353,562,121	862,084,292

Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	298,443
Unrealized depreciation on bond forward contracts	—	—	—
Due to custodian	63,148	112,105	—
Obligation to return securities lending collateral	—	—	2,837,679
Unrealized depreciation on OTC swap contracts	—	—	—
Cash collateral due to broker on futures contracts	—	—	52,998
Cash collateral due to broker on swap contracts	—	—	—
Unfunded loan commitments	—	—	468
Payables:
Investment securities purchased	—	—	14,091,122
Fund shares redeemed	298,195	137,401	568,091
Investment management fees	40,368	27,887	385,289
Transfer agent fees	205,688	121,511	265,359
Accounting services fees	6,024	4,161	10,091
Board of Directors’ fees	2,550	1,686	3,845
Variation margin on futures contracts	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—
Foreign taxes	—	—	—
Distribution fees	16,489	11,507	24,753
Written options	—	—	1,047,574
Accrued expenses	40,724	30,845	86,587
OTC swap contracts premiums received	—	—	—

Total liabilities	673,186	447,103	19,672,299

Net assets	$517,554,047	$353,115,018	$842,411,993

Summary of Net Assets:
Capital stock and paid-in-capital	$532,391,084	$361,505,129	$879,663,765
Distributable earnings (loss)	(14,837,037)	(8,390,111)	(37,251,772)

Net assets	$517,554,047	$353,115,018	$842,411,993

Shares authorized	560,000,000	560,000,000	1,060,000,000

Par value	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$11.31	$10.81	$18.71

Maximum offering price per share	$11.97	$11.44	$19.80

Shares outstanding	40,410,013	27,244,511	30,929,579

Net Assets	$456,846,900	$294,487,607	$578,640,349

Class C: Net asset value per share	$11.25	$10.72	$18.74

Shares outstanding	3,500,506	2,657,010	4,604,991

Net Assets	$39,384,444	$28,475,602	$86,292,858

The accompanying notes are an integral part of these financial statements.

91

Hartford Multi-Strategy Funds

Statements of Assets and Liabilities – (continued)

April 30, 2020 (Unaudited)

	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income and Growth Fund
Class I: Net asset value per share	$11.23	$10.85	$18.69

Shares outstanding	784,165	814,551	4,289,220

Net Assets	$8,808,176	$8,835,533	$80,164,029

Class R3: Net asset value per share	$11.05	$10.65	$18.97

Shares outstanding	490,930	1,243,296	80,296

Net Assets	$5,422,437	$13,238,026	$1,523,025

Class R4: Net asset value per share	$11.25	$10.83	$19.03

Shares outstanding	214,169	297,566	28,546

Net Assets	$2,409,612	$3,222,723	$543,205

Class R5: Net asset value per share	$11.31	$10.85	$19.03

Shares outstanding	393,363	428,062	17,594

Net Assets	$4,450,592	$4,646,579	$334,793

Class R6: Net asset value per share	$—	$—	$19.03

Shares outstanding	—	—	15,368

Net Assets	$—	$—	$292,500

Class Y: Net asset value per share	$—	$—	$19.04

Shares outstanding	—	—	497,896

Net Assets	$—	$—	$9,480,084

Class F: Net asset value per share	$11.24	$10.85	$18.68

Shares outstanding	20,630	19,263	4,557,954

Net Assets	$231,886	$208,948	$85,141,150

Cost of investments	$1,510,299	$1,118,835	$865,391,545
Cost of investments in affiliated investment companies	$548,065,075	$367,481,778	$—
Cost of foreign currency	$—	$—	$38,638
Proceeds of written option contracts	$—	$—	$1,045,121

(1) Includes Investment in securities on loan, at market value	$—	$—	$2,745,940

The accompanying notes are an integral part of these financial statements.

92

Hartford Multi-Strategy Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2020 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	The Hartford Global Real Asset Fund (consolidated)
Investment Income:
Dividends	$92,878,204	$781,519	$—	$—	$3,004,290
Dividends from affiliated investment companies	—	477,866	18,759,278	2,000,467	—
Interest	134,693,810	668,543	19,926	1,606	817,210
Securities lending	150,158	15,840	—	—	25,520
Less: Foreign tax withheld	(1,981,936)	(33,245)	—	—	(184,140)

Total investment income, net	225,740,236	1,910,523	18,779,204	2,002,073	3,662,880

Expenses:
Investment management fees	34,066,979	216,009	—	64,091	1,081,151
Transfer agent fees
Class A	1,372,149	55,589	628,731	60,756	14,647
Class C	1,322,540	25,765	100,421	11,077	3,305
Class I	1,368,658	12,515	27,056	955	16,292
Class R3	164,240	1,099	16,641	3,278	79
Class R4	75,963	305	4,313	1,678	43
Class R5	21,976	301	194	1,134	23
Class R6	3,114	—	—	—	—
Class Y	84,319	1,202	—	—	38,560
Class F	19,049	22	96	—	176
Distribution fees
Class A	4,400,344	94,792	1,583,734	132,458	16,668
Class C	16,491,893	183,633	786,769	69,786	13,314
Class R3	448,133	2,515	37,759	7,802	189
Class R4	121,089	449	6,697	2,498	66
Custodian fees	95,694	50,913	2,198	1,326	26,410
Registration and filing fees	204,757	105,357	62,089	46,817	52,457
Accounting services fees	1,023,188	12,093	109,393	9,251	18,801
Board of Directors’ fees	166,664	1,734	19,888	1,671	3,291
Audit fees	17,687	27,172	9,453	9,452	34,517
Other expenses	732,874	16,382	93,389	11,877	15,957

Total expenses (before waivers, reimbursements and fees paid indirectly)	62,201,310	807,847	3,488,821	435,907	1,335,946
Expense waivers	—	(179,197)	—	(165)	(76,980)
Management fee waivers	—	—	—	—	(140,730)
Transfer agent fee waivers	(7,110)	—	—	—	—
Distribution fee reimbursements	(6,383)	(549)	(6,357)	(1,679)	(68)
Commission recapture	(8,003)	(12)	—	—	(1,144)

Total waivers, reimbursements and fees paid indirectly	(21,496)	(179,758)	(6,357)	(1,844)	(218,922)

Total expenses, net	62,179,814	628,089	3,482,464	434,063	1,117,024

Net Investment Income (Loss)	163,560,422	1,282,434	15,296,740	1,568,010	2,545,856

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Capital gain distributions received from underlying funds	—	62,536	50,809,910	1,813,213	—
Net realized gain (loss) on investments	(86,192,612)	(3,601,070)	—	—	(40,436,107)
Less: Foreign taxes paid on realized capital gains	—	1,591	—	—	1,539
Net realized gain (loss) on investments in affiliated investment companies	—	(123,233)	(8,621,350)	(666,893)	—
Net realized gain (loss) on purchased options contracts	—	14,863	—	—	(9,628)
Net realized gain (loss) on futures contracts	5,034,669	(284,879)	—	—	(2,753,689)
Net realized gain (loss) on written options contracts	—	20,995	—	—	6,543
Net realized gain (loss) on swap contracts	(2,635,544)	(650,170)	—	—	172,337
Net realized gain (loss) on bond forward contracts	—	468,072	—	—	—
Net realized gain (loss) on foreign currency contracts	898,472	1,194,399	—	—	242,292
Net realized gain (loss) on other foreign currency transactions	(97,296)	(9,908)	—	—	(36,503)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(82,992,311)	(2,906,804)	42,188,560	1,146,320	(42,813,216)

The accompanying notes are an integral part of these financial statements.

93

Hartford Multi-Strategy Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2020 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	The Hartford Global Real Asset Fund (consolidated)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	$(588,784,644)	$(1,613,664)	$—	$—	$2,617,211
Net unrealized appreciation (depreciation) of investments in affiliated investment companies	—	(2,463,236)	(120,267,199)	(6,635,456)	—
Net unrealized appreciation (depreciation) of purchased options contracts	—	575,302	—	—	5,156
Net unrealized appreciation (depreciation) of futures contracts	8,919,996	(481,653)	—	—	(756,104)
Net unrealized appreciation (depreciation) of written options contracts	—	1,935	—	—	(687)
Net unrealized appreciation (depreciation) of swap contracts	(4,091,649)	161,245	—	—	55,618
Net unrealized appreciation (depreciation) of bond forward contracts	—	(57,015)	—	—	(49,505)
Net unrealized appreciation (depreciation) of foreign currency contracts	1,585,627	(77,093)	—	—	166,536
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	59,424	(13,024)	—	—	(33,230)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(582,311,246)	(3,967,203)	(120,267,199)	(6,635,456)	2,004,995

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(665,303,557)	(6,874,007)	(78,078,639)	(5,489,136)	(40,808,221)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(501,743,135)	$(5,591,573)	$(62,781,899)	$(3,921,126)	$(38,262,365)

* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$(53)	$—	$—	$3,184

The accompanying notes are an integral part of these financial statements.

94

Hartford Multi-Strategy Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2020 (Unaudited)

	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income and Growth Fund
Investment Income:
Dividends	$—	$—	$10,783,568
Dividends from affiliated investment companies	7,252,592	5,355,331	—
Interest	7,314	4,738	10,413,348
Securities lending	—	—	39,506
Less: Foreign tax withheld	—	—	(246,985)

Total investment income, net	7,259,906	5,360,069	20,989,437

Expenses:
Investment management fees	283,339	189,677	2,580,770
Transfer agent fees
Class A	398,359	207,735	484,661
Class C	46,817	27,198	55,903
Class I	5,276	4,446	30,963
Class R3	6,846	15,457	1,806
Class R4	3,538	2,363	934
Class R5	2,924	3,091	207
Class R6	—	—	3
Class Y	—	—	7,119
Class F	3	5	1,262
Distribution fees
Class A	622,583	393,361	781,512
Class C	229,101	161,188	479,746
Class R3	15,673	35,301	4,122
Class R4	6,106	4,051	1,400
Custodian fees	1,689	1,551	33,703
Registration and filing fees	49,475	47,868	72,537
Accounting services fees	41,158	27,367	72,758
Board of Directors’ fees	7,603	5,024	12,379
Audit fees	9,452	11,157	20,400
Other expenses	42,090	27,815	83,834

Total expenses (before waivers, reimbursements and fees paid indirectly)	1,772,032	1,164,655	4,726,019
Expense waivers	—	—	—
Management fee waivers	—	—	—
Transfer agent fee waivers	—	—	(3,685)
Distribution fee reimbursements	(10,452)	(6,975)	(15,309)
Commission recapture	—	—	—

Total waivers, reimbursements and fees paid indirectly	(10,452)	(6,975)	(18,994)

Total expenses, net	1,761,580	1,157,680	4,707,025

Net Investment Income (Loss)	5,498,326	4,202,389	16,282,412

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Capital gain distributions received from underlying funds	13,727,081	7,275,578	—
Net realized gain (loss) on investments	—	—	(19,225,341)
Less: Foreign taxes paid on realized capital gains	—	—	(53,384)
Net realized gain (loss) on investments in affiliated investment companies	(7,127)	(335,916)	—
Net realized gain (loss) on purchased options contracts	—	—	4,816,673
Net realized gain (loss) on futures contracts	—	—	2,870,750
Net realized gain (loss) on written options contracts	—	—	(10,095,397)
Net realized gain (loss) on swap contracts	—	—	(53,329)
Net realized gain (loss) on bond forward contracts	—	—	—
Net realized gain (loss) on foreign currency contracts	—	—	691,544
Net realized gain (loss) on other foreign currency transactions	—	—	(15,973)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	13,719,954	6,939,662	(21,064,457)

The accompanying notes are an integral part of these financial statements.

95

Hartford Multi-Strategy Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2020 (Unaudited)

	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income and Growth Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments*	$—	$—	$(50,246,524)
Net unrealized appreciation (depreciation) of investments in affiliated investment companies	(64,613,351)	(33,115,382)	—
Net unrealized appreciation (depreciation) of purchased options contracts	—	—	179,931
Net unrealized appreciation (depreciation) of futures contracts	—	—	(2,012,967)
Net unrealized appreciation (depreciation) of written options contracts	—	—	(2,453)
Net unrealized appreciation (depreciation) of swap contracts	—	—	(70,058)
Net unrealized appreciation (depreciation) of bond forward contracts	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	—	59,442
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	—	—	(5,008)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(64,613,351)	(33,115,382)	(52,097,637)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(50,893,397)	(26,175,720)	(73,162,094)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(45,395,071)	$(21,973,331)	$(56,879,682)

* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$19,149

The accompanying notes are an integral part of these financial statements.

96

Hartford Multi-Strategy Funds

Statements of Changes in Net Assets

	The Hartford Balanced Income Fund		Hartford AARP Balanced Retirement Fund		The Hartford Checks and Balances Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$163,560,422	$317,063,765	$1,282,434	$3,035,068	$15,296,740	$23,701,487
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(82,992,311)	125,189,429	(2,906,804)	987,744	42,188,560	97,507,194
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(582,311,246)	1,101,795,618	(3,967,203)	2,018,265	(120,267,199)	77,511,220

Net Increase (Decrease) in Net Assets Resulting from Operations	(501,743,135)	1,544,048,812	(5,591,573)	6,041,077	(62,781,899)	198,719,901

Distributions to Shareholders:
Class A	(76,517,356)	(207,094,162)	(986,908)	(1,052,429)	(86,735,412)	(118,347,376)
Class C	(60,434,197)	(194,171,595)	(325,614)	(703,819)	(10,454,884)	(16,616,057)
Class I	(85,226,779)	(213,576,656)	(305,642)	(1,183,385)	(4,332,747)	(6,115,188)
Class R3	(3,612,286)	(11,863,024)	(10,275)	(140,237)	(1,028,295)	(1,452,359)
Class R4	(2,090,305)	(7,778,548)	(4,561)	(139,944)	(392,359)	(503,671)
Class R5	(1,012,691)	(3,121,782)	(10,033)	(146,932)	(22,153)	(42,828)
Class R6	(3,278,806)	(7,718,458)	(158)	(252)	—	—
Class Y	(3,469,019)	(9,789,523)	(35,892)	(1,349,201)	—	—
Class F	(43,978,024)	(104,071,772)	(17,569)	(23,318)	(376,314)	(75,764)

Total distributions	(279,619,463)	(759,185,520)	(1,696,652)	(4,739,517)	(103,342,164)	(143,153,243)

Capital Share Transactions:
Sold	1,896,218,364	2,840,448,032	2,828,376	25,363,961	84,757,348	188,637,635
Issued in merger	—	—	—	141,613,619	—	—
Issued on reinvestment of distributions	260,496,626	704,992,456	1,607,703	4,656,431	102,657,325	142,002,404
Redeemed	(1,701,098,048)	(2,900,273,594)	(32,835,947)	(93,968,074)	(172,528,487)	(340,115,811)

Net increase (decrease) from capital share transactions	455,616,942	645,166,894	(28,399,868)	77,665,937	14,886,186	(9,475,772)

Net Increase (Decrease) in Net Assets	(325,745,656)	1,430,030,186	(35,688,093)	78,967,497	(151,237,877)	46,090,886

Net Assets:
Beginning of period	13,049,850,477	11,619,820,291	158,269,146	79,301,649	1,573,577,376	1,527,486,490

End of period	$12,724,104,821	$13,049,850,477	$122,581,053	$158,269,146	$1,422,339,499	$1,573,577,376

The accompanying notes are an integral part of these financial statements.

97

Hartford Multi-Strategy Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Conservative Allocation Fund		The Hartford Global Real Asset Fund (consolidated)		The Hartford Growth Allocation Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$1,568,010	$3,655,881	$2,545,856	$7,605,122	$5,498,326	$11,166,279
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,146,320	934,511	(42,813,216)	(19,864,597)	13,719,954	21,073,147
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(6,635,456)	6,513,136	2,004,995	14,064,288	(64,613,351)	26,377,718

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,921,126)	11,103,528	(38,262,365)	1,804,813	(45,395,071)	58,617,144

Distributions to Shareholders:
Class A	(2,715,202)	(2,912,028)	(392,987)	(308,202)	(22,821,777)	(18,140,238)
Class C	(207,113)	(296,093)	(54,081)	(45,411)	(1,733,205)	(1,133,563)
Class I	(35,559)	(50,197)	(1,091,737)	(764,332)	(509,475)	(421,394)
Class R3	(65,407)	(109,866)	(1,983)	(1,759)	(270,958)	(352,176)
Class R4	(51,541)	(71,418)	(1,563)	(3,961)	(249,170)	(262,478)
Class R5	(55,546)	(61,359)	(1,553)	(305)	(246,703)	(219,881)
Class R6	—	—	—	—	—	—
Class Y	—	—	(2,745,947)	(2,943,318)	—	—
Class F	(329)	(356)	(3,429,830)	(2,578,535)	(11,831)	(441)

Total distributions	(3,130,697)	(3,501,317)	(7,719,681)	(6,645,823)	(25,843,119)	(20,530,171)

Capital Share Transactions:
Sold	12,614,642	43,104,618	26,597,970	37,302,534	22,218,925	55,433,148
Issued in merger	—	—	—	—	—	—
Issued on reinvestment of distributions	3,084,773	3,438,110	7,528,291	6,366,743	25,480,822	20,243,863
Redeemed	(13,772,666)	(36,568,499)	(60,552,438)	(73,892,874)	(61,408,715)	(115,846,338)

Net increase (decrease) from capital share transactions	1,926,749	9,974,229	(26,426,177)	(30,223,597)	(13,708,968)	(40,169,327)

Net Increase (Decrease) in Net Assets	(5,125,074)	17,576,440	(72,408,223)	(35,064,607)	(84,947,158)	(2,082,354)

Net Assets:
Beginning of period	129,368,018	111,791,578	263,237,735	298,302,342	602,501,205	604,583,559

End of period	$124,242,944	$129,368,018	$190,829,512	$263,237,735	$517,554,047	$602,501,205

The accompanying notes are an integral part of these financial statements.

98

Hartford Multi-Strategy Funds

Statements of Changes in Net Assets – (continued)

	Hartford Moderate Allocation Fund		Hartford Multi-Asset Income and Growth Fund
	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six-Month Period Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$4,202,389	$9,779,573	$16,282,412	$27,493,842
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	6,939,662	8,068,733	(21,064,457)	131,021,700
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(33,115,382)	19,745,796	(52,097,637)	(74,360,171)

Net Increase (Decrease) in Net Assets Resulting from Operations	(21,973,331)	37,594,102	(56,879,682)	84,155,371

Distributions to Shareholders:
Class A	(11,455,327)	(26,595,064)	(97,072,642)	(60,429,364)
Class C	(907,187)	(2,965,479)	(14,915,382)	(9,204,112)
Class I	(372,727)	(924,092)	(15,022,642)	(6,271,868)
Class R3	(458,386)	(1,396,505)	(242,477)	(167,614)
Class R4	(106,872)	(574,129)	(185,395)	(209,275)
Class R5	(222,153)	(441,321)	(51,941)	(16,254)
Class R6	—	—	(20,566)	(138,508)
Class Y	—	—	(1,961,994)	(1,527,185)
Class F	(10,148)	(924)	(14,505,520)	(9,459,307)

Total distributions	(13,532,800)	(32,897,514)	(143,978,559)	(87,423,487)

Capital Share Transactions:
Sold	18,613,570	36,252,039	74,673,036	158,866,307
Issued in merger	—	—	—	—
Issued on reinvestment of distributions	13,378,851	32,455,199	141,348,128	85,714,706
Redeemed	(41,526,194)	(93,233,316)	(164,930,458)	(184,611,405)

Net increase (decrease) from capital share transactions	(9,533,773)	(24,526,078)	51,090,706	59,969,608

Net Increase (Decrease) in Net Assets	(45,039,904)	(19,829,490)	(149,767,535)	56,701,492

Net Assets:
Beginning of period	398,154,922	417,984,412	992,179,528	935,478,036

End of period	$353,115,018	$398,154,922	$842,411,993	$992,179,528

The accompanying notes are an integral part of these financial statements.

99

Hartford Multi-Strategy Funds

Financial Highlights

	— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Balanced Income Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$14.76	$0.19	(21)	$(0.67	)(21)	$(0.48)	$(0.19)	$(0.13)	$—	$(0.32)	$13.96	(3.31	)%(5)	$3,429,805	0.88	%(6)	0.88	%(6)	2.57	%(6)(21)	39%
C	14.53	0.13	(21)	(0.65	)(21)	(0.52)	(0.14)	(0.13)	—	(0.27)	13.74	(3.68	)(5)	3,145,954	1.64	(6)	1.64	(6)	1.82	(6)(21)	39
I	14.77	0.20	(21)	(0.67	)(21)	(0.47)	(0.21)	(0.13)	—	(0.34)	13.96	(3.25	)(5)	3,646,369	0.63	(6)	0.63	(6)	2.83	(6)(21)	39
R3	14.82	0.16	(21)	(0.67	)(21)	(0.51)	(0.16)	(0.13)	—	(0.29)	14.02	(3.48	)(5)	161,649	1.24	(6)	1.24	(6)	2.22	(6)(21)	39
R4	14.83	0.18	(21)	(0.68	)(21)	(0.50)	(0.18)	(0.13)	—	(0.31)	14.02	(3.41	)(5)	90,021	0.96	(6)	0.96	(6)	2.49	(6)(21)	39
R5	14.85	0.20	(21)	(0.67	)(21)	(0.47)	(0.21)	(0.13)	—	(0.34)	14.04	(3.18	)(5)	44,154	0.65	(6)	0.65	(6)	2.81	(6)(21)	39
R6	14.93	0.21	(21)	(0.68	)(21)	(0.47)	(0.21)	(0.13)	—	(0.34)	14.12	(3.18	)(5)	153,106	0.56	(6)	0.56	(6)	2.92	(6)(21)	39
Y	14.93	0.20	(21)	(0.67	)(21)	(0.47)	(0.21)	(0.13)	—	(0.34)	14.12	(3.23	)(5)	150,695	0.67	(6)	0.66	(6)	2.80	(6)(21)	39
F	14.77	0.21	(21)	(0.67	)(21)	(0.46)	(0.21)	(0.13)	—	(0.34)	13.97	(3.15	)(5)	1,902,353	0.56	(6)	0.56	(6)	2.90	(6)(21)	39

For the Year Ended October 31, 2019
A	$13.86	$0.38		$1.43		$1.81	$(0.38)	$(0.53)	$—	$(0.91)	$14.76	13.88%		$3,517,691	0.90%		0.90%		2.73%		54%
C	13.65	0.28		1.41		1.69	(0.28)	(0.53)	—	(0.81)	14.53	13.08		3,365,430	1.65		1.65		1.99		54
I	13.86	0.42		1.44		1.86	(0.42)	(0.53)	—	(0.95)	14.77	14.24		3,670,729	0.65		0.65		2.98		54
R3	13.90	0.34		1.44		1.78	(0.33)	(0.53)	—	(0.86)	14.82	13.54		190,851	1.26		1.26		2.38		54
R4	13.91	0.38		1.44		1.82	(0.37)	(0.53)	—	(0.90)	14.83	13.88		103,304	0.97		0.97		2.68		54
R5	13.93	0.42		1.45		1.87	(0.42)	(0.53)	—	(0.95)	14.85	14.14		43,770	0.67		0.67		2.99		54
R6	14.01	0.43		1.45		1.88	(0.43)	(0.53)	—	(0.96)	14.93	14.24		192,279	0.58		0.58		3.01		54
Y	14.01	0.43		1.44		1.87	(0.42)	(0.53)	—	(0.95)	14.93	14.16		150,620	0.66		0.65		3.00		54
F	13.87	0.43		1.43		1.86	(0.43)	(0.53)	—	(0.96)	14.77	14.24		1,815,178	0.57		0.57		3.06		54

For the Year Ended October 31, 2018
A	$14.80	$0.38		$(0.53)		$(0.15)	$(0.36)	$(0.43)	$—	$(0.79)	$13.86	(1.14)%		$3,127,224	0.91%		0.91%		2.64%		48%
C	14.59	0.27		(0.52)		(0.25)	(0.26)	(0.43)	—	(0.69)	13.65	(1.90)		3,350,560	1.66		1.66		1.89		48
I	14.80	0.42		(0.53)		(0.11)	(0.40)	(0.43)	—	(0.83)	13.86	(0.89)		3,092,500	0.65		0.65		2.89		48
R3	14.84	0.33		(0.53)		(0.20)	(0.31)	(0.43)	—	(0.74)	13.90	(1.49)		196,578	1.28		1.27		2.28		48
R4	14.85	0.37		(0.53)		(0.16)	(0.35)	(0.43)	—	(0.78)	13.91	(1.19)		121,239	0.98		0.97		2.57		48
R5	14.87	0.41		(0.53)		(0.12)	(0.39)	(0.43)	—	(0.82)	13.93	(0.91)		52,640	0.68		0.68		2.86		48
R6	14.94	0.43		(0.52)		(0.09)	(0.41)	(0.43)	—	(0.84)	14.01	(0.74)		87,445	0.58		0.58		2.95		48
Y	14.94	0.42		(0.52)		(0.10)	(0.40)	(0.43)	—	(0.83)	14.01	(0.79)		146,051	0.63		0.63		2.92		48
F	14.80	0.43		(0.52)		(0.09)	(0.41)	(0.43)	—	(0.84)	13.87	(0.75)		1,445,583	0.58		0.58		2.96		48

For the Year Ended October 31, 2017
A	$13.80	$0.37		$1.14		$1.51	$(0.36)	$(0.15)	$—	$(0.51)	$14.80	11.16%		$3,297,181	0.92%		0.92%		2.63%		39%
C	13.61	0.26		1.12		1.38	(0.25)	(0.15)	—	(0.40)	14.59	10.37		3,657,126	1.66		1.66		1.89		39
I	13.80	0.41		1.13		1.54	(0.39)	(0.15)	—	(0.54)	14.80	11.41		3,351,891	0.69		0.69		2.86		39
R3	13.84	0.33		1.13		1.46	(0.31)	(0.15)	—	(0.46)	14.84	10.79		222,526	1.30		1.24		2.30		39
R4	13.85	0.37		1.13		1.50	(0.35)	(0.15)	—	(0.50)	14.85	11.10		109,315	1.00		0.94		2.61		39
R5	13.86	0.41		1.14		1.55	(0.39)	(0.15)	—	(0.54)	14.87	11.44		45,300	0.70		0.69		2.85		39
R6	13.93	0.42		1.14		1.56	(0.40)	(0.15)	—	(0.55)	14.94	11.48		31,234	0.60		0.60		2.89		39
Y	13.93	0.42		1.14		1.56	(0.40)	(0.15)	—	(0.55)	14.94	11.46		124,655	0.62		0.62		2.91		39
F(7)	14.20	0.24		0.66		0.90	(0.30)	—	—	(0.30)	14.80	6.41	(5)	1,126,948	0.60	(6)	0.60	(6)	2.47	(6)	39

For the Year Ended October 31, 2016
A	$13.41	$0.37		$0.57		$0.94	$(0.33)	$(0.22)	$—	$(0.55)	$13.80	7.29%		$3,076,342	0.96%		0.96	%(8)	2.73%		36%
B	13.37	0.37		0.57		0.94	(0.32)	(0.22)	—	(0.54)	13.77	7.30		6,529	1.08		1.00	(8)	2.74		36
C	13.24	0.26		0.57		0.83	(0.24)	(0.22)	—	(0.46)	13.61	6.48		3,171,408	1.69		1.69	(8)	1.99		36
I	13.41	0.40		0.58		0.98	(0.37)	(0.22)	—	(0.59)	13.80	7.57		2,290,723	0.70		0.70	(8)	2.95		36
R3	13.45	0.33		0.58		0.91	(0.30)	(0.22)	—	(0.52)	13.84	6.98		174,319	1.32		1.25	(8)	2.43		36
R4	13.45	0.37		0.59		0.96	(0.34)	(0.22)	—	(0.56)	13.85	7.36		106,451	1.02		0.95	(8)	2.71		36
R5	13.47	0.40		0.58		0.98	(0.37)	(0.22)	—	(0.59)	13.86	7.53		31,698	0.72		0.70	(8)	2.97		36
R6	13.53	0.41		0.59		1.00	(0.38)	(0.22)	—	(0.60)	13.93	7.65		9,636	0.62		0.62	(8)	3.04		36
Y	13.53	0.41		0.59		1.00	(0.38)	(0.22)	—	(0.60)	13.93	7.65		86,177	0.62		0.62	(8)	3.00		36

The accompanying notes are an integral part of these financial statements.

100

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Balanced Income Fund – (continued)

For the Year Ended October 31, 2015
A	$13.72	$0.33		$(0.10)		$0.23	$(0.33)	$(0.21)	$—	$(0.54)	$13.41	1.77%		$2,635,923	0.95%		0.95%		2.48%		39%
B	13.69	0.35		(0.14)		0.21	(0.32)	(0.21)	—	(0.53)	13.37	1.63		12,811	1.06		0.99		2.56		39
C	13.56	0.25		(0.12)		0.13	(0.24)	(0.21)	—	(0.45)	13.24	1.01		2,414,291	1.69		1.69		1.84		39
I	13.72	0.38		(0.11)		0.27	(0.37)	(0.21)	—	(0.58)	13.41	2.04		1,274,683	0.69		0.69		2.85		39
R3	13.77	0.31		(0.13)		0.18	(0.29)	(0.21)	—	(0.50)	13.45	1.40		127,608	1.31		1.24		2.30		39
R4	13.77	0.35		(0.13)		0.22	(0.33)	(0.21)	—	(0.54)	13.45	1.70		66,468	1.01		0.94		2.60		39
R5	13.78	0.38		(0.11)		0.27	(0.37)	(0.21)	—	(0.58)	13.47	2.03		22,907	0.71		0.69		2.84		39
R6(9)	13.90	0.33		(0.12)		0.21	(0.37)	(0.21)	—	(0.58)	13.53	1.65	(5)	6,072	0.67	(6)	0.64	(6)	2.50	(6)	39
Y	13.84	0.40		(0.12)		0.28	(0.38)	(0.21)	—	(0.59)	13.53	2.10		32,808	0.61		0.61		2.92		39

Hartford AARP Balanced Retirement Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$9.20	$0.09	(21)	$(0.45	)(21)	$(0.36)	$(0.12)	$—	$—	$(0.12)	$8.72	(3.99	)%(5)	$68,887	1.01	%(6)	0.75	%(6)	1.98	%(6)(21)	101%
C	9.21	0.06	(21)	(0.46	)(21)	(0.40)	(0.08)	—	—	(0.08)	8.73	(4.38	)(5)	33,433	1.76	(6)	1.50	(6)	1.24	(6)(21)	101
I	9.20	0.10	(21)	(0.46	)(21)	(0.36)	(0.13)	—	—	(0.13)	8.71	(3.94	)(5)	15,303	0.74	(6)	0.48	(6)	2.28	(6)(21)	101
R3	9.21	0.07	(21)	(0.46	)(21)	(0.39)	(0.10)	—	—	(0.10)	8.72	(4.29	)(5)	794	1.33	(6)	1.07	(6)	1.63	(6)(21)	101
R4	9.16	0.09	(21)	(0.46	)(21)	(0.37)	(0.11)	—	—	(0.11)	8.68	(4.04	)(5)	364	1.04	(6)	0.77	(6)	1.95	(6)(21)	101
R5	9.17	0.10	(21)	(0.46	)(21)	(0.36)	(0.13)	—	—	(0.13)	8.68	(3.99	)(5)	619	0.70	(6)	0.44	(6)	2.30	(6)(21)	101
R6	9.19	0.11	(21)	(0.46	)(21)	(0.35)	(0.14)	—	—	(0.14)	8.70	(3.90	)(5)	10	0.62	(6)	0.37	(6)	2.37	(6)(21)	101
Y	9.14	0.10	(21)	(0.46	)(21)	(0.36)	(0.12)	—	—	(0.12)	8.66	(3.94	)(5)	2,119	0.70	(6)	0.45	(6)	2.32	(6)(21)	101
F	9.13	0.11	(21)	(0.46	)(21)	(0.35)	(0.14)	—	—	(0.14)	8.64	(3.90	)(5)	1,052	0.62	(6)	0.36	(6)	2.36	(6)(21)	101

For the Year Ended October 31, 2019
A	$9.08	$0.27		$0.40		$0.67	$(0.55)	$—	$—	$(0.55)	$9.20	7.95%		$83,998	1.06%		0.71%		3.00%		207%
C	9.08	0.23		0.38		0.61	(0.48)	—	—	(0.48)	9.21	7.14		39,757	1.85		1.45		2.57		207
I	9.07	0.36		0.34		0.70	(0.57)	—	—	(0.57)	9.20	8.16		26,433	0.86		0.61		3.99		207
R3	9.08	0.36		0.35		0.71	(0.58)	—	—	(0.58)	9.21	8.24		1,279	1.31		0.55		4.02		207
R4	9.08	0.38		0.33		0.71	(0.63)	—	—	(0.63)	9.16	8.35		349	1.05		0.54		4.16		207
R5	9.07	0.36		0.34		0.70	(0.60)	—	—	(0.60)	9.17	8.28		806	0.79		0.54		3.93		207
R6(10)	8.93	0.21		0.27		0.48	(0.22)	—	—	(0.22)	9.19	5.42		11	0.75		0.48		3.43		207
Y	9.07	0.38		0.31		0.69	(0.62)	—	—	(0.62)	9.14	8.21		3,746	0.79		0.53		4.17		207
F	9.07	0.26		0.44		0.70	(0.64)	—	—	(0.64)	9.13	8.27		1,889	0.73		0.44		3.02		207

For the Year Ended October 31, 2018
A	$9.46	$0.41		$(0.28)		$0.13	$(0.51)	$—	$—	$(0.51)	$9.08	1.26%		$13,324	1.20%		0.78%		4.35%		61%
C	9.47	0.35		(0.29)		0.06	(0.45)	—	—	(0.45)	9.08	0.55		11,686	1.98		1.47		3.71		61
I	9.46	0.42		(0.28)		0.14	(0.53)	—	—	(0.53)	9.07	1.40		20,780	0.98		0.68		4.51		61
R3	9.47	0.40		(0.28)		0.12	(0.51)	—	—	(0.51)	9.08	1.21		2,225	1.61		0.84		4.28		61
R4	9.46	0.41		(0.28)		0.13	(0.51)	—	—	(0.51)	9.08	1.27		2,241	1.31		0.78		4.34		61
R5	9.46	0.41		(0.28)		0.13	(0.52)	—	—	(0.52)	9.07	1.27		2,256	1.01		0.72		4.40		61
Y	9.46	0.42		(0.28)		0.14	(0.53)	—	—	(0.53)	9.07	1.37		26,398	0.89		0.61		4.51		61
F	9.46	0.42		(0.27)		0.15	(0.54)	—	—	(0.54)	9.07	1.39		391	0.89		0.61		4.50		61

For the Year Ended October 31, 2017
A	$9.04	$0.39		$0.41		$0.80	$(0.38)	$—	$—	$(0.38)	$9.46	9.06%		$11,877	1.26%		0.95%		4.26%		85%
C	9.04	0.34		0.41		0.75	(0.32)	—	—	(0.32)	9.47	8.42		6,972	2.05		1.58		3.65		85
I	9.04	0.41		0.41		0.82	(0.40)	—	—	(0.40)	9.46	9.22		13,310	1.07		0.83		4.40		85
R3	9.04	0.38		0.41		0.79	(0.36)	—	—	(0.36)	9.47	8.95		2,197	1.68		1.12		4.11		85
R4	9.04	0.39		0.41		0.80	(0.38)	—	—	(0.38)	9.46	9.00		2,211	1.38		1.00		4.22		85
R5	9.04	0.40		0.41		0.81	(0.39)	—	—	(0.39)	9.46	9.18		2,225	1.08		0.87		4.36		85
Y	9.04	0.40		0.42		0.82	(0.40)	—	—	(0.40)	9.46	9.29		25,587	0.98		0.79		4.40		85
F(7)	9.21	0.28		0.24		0.52	(0.27)	—	—	(0.27)	9.46	5.72	(5)	419	0.97	(6)	0.66	(6)	4.48	(6)	85

The accompanying notes are an integral part of these financial statements.

101

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

Hartford AARP Balanced Retirement Fund – (continued)

For the Year Ended October 31, 2016
A	$9.14	$0.43	$(0.06)	$0.37	$(0.38)	$—	$(0.09)	$(0.47)	$9.04	4.31%		$13,352	1.37%		1.13	%(11)	4.88%		80%
C	9.14	0.36	(0.06)	0.30	(0.32)	—	(0.08)	(0.40)	9.04	3.49		4,659	2.07		1.88	(11)	4.06		80
I	9.14	0.44	(0.05)	0.39	(0.40)	—	(0.09)	(0.49)	9.04	4.46		12,530	1.10		0.87	(11)	4.91		80
R3	9.14	0.40	(0.06)	0.34	(0.36)	—	(0.08)	(0.44)	9.04	3.87		2,018	1.72		1.43	(11)	4.51		80
R4	9.14	0.43	(0.04)	0.37	(0.38)	—	(0.09)	(0.47)	9.04	4.19		2,028	1.42		1.13	(11)	4.81		80
R5	9.14	0.44	(0.05)	0.39	(0.40)	—	(0.09)	(0.49)	9.04	4.40		2,038	1.12		0.94	(11)	5.00		80
Y	9.15	0.45	(0.06)	0.39	(0.41)	—	(0.09)	(0.50)	9.04	4.55		35,383	1.02		0.84	(11)	5.06		80

For the Year Ended October 31, 2015
A	$9.95	$0.38	$(0.72)	$(0.34)	$(0.43)	$—	$(0.04)	$(0.47)	$9.14	(3.55)%		$12,061	1.22%		1.12%		3.98%		86%
C	9.94	0.31	(0.72)	(0.41)	(0.36)	—	(0.03)	(0.39)	9.14	(4.18)		4,426	1.94		1.87		3.27		86
I	9.95	0.41	(0.73)	(0.32)	(0.45)	—	(0.04)	(0.49)	9.14	(3.18)		2,891	0.92		0.85		4.33		86
R3	9.95	0.36	(0.73)	(0.37)	(0.40)	—	(0.04)	(0.44)	9.14	(3.75)		1,936	1.60		1.42		3.73		86
R4	9.95	0.39	(0.73)	(0.34)	(0.43)	—	(0.04)	(0.47)	9.14	(3.45)		1,945	1.30		1.12		4.03		86
R5	9.95	0.40	(0.73)	(0.33)	(0.44)	—	(0.04)	(0.48)	9.14	(3.27)		1,950	1.00		0.93		4.22		86
Y	9.95	0.41	(0.72)	(0.31)	(0.45)	—	(0.04)	(0.49)	9.15	(3.17)		108,112	0.90		0.83		4.26		86

The Hartford Checks and Balances Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$9.64	$0.10	$(0.45)	$(0.35)	$(0.17)	$(0.46)	$—	$(0.63)	$8.66	(3.98	)%(5)	$1,197,250	0.39	%(6)	0.39	%(6)	2.09	%(6)	11%
C	9.57	0.06	(0.43)	(0.37)	(0.14)	(0.46)	—	(0.60)	8.60	(4.30	)(5)	141,323	1.17	(6)	1.17	(6)	1.31	(6)	11
I	9.66	0.10	(0.43)	(0.33)	(0.19)	(0.46)	—	(0.65)	8.68	(3.83	)(5)	61,430	0.12	(6)	0.12	(6)	2.29	(6)	11
R3	9.60	0.08	(0.44)	(0.36)	(0.16)	(0.46)	—	(0.62)	8.62	(4.17	)(5)	11,868	0.76	(6)	0.75	(6)	1.74	(6)	11
R4	9.61	0.10	(0.45)	(0.35)	(0.17)	(0.46)	—	(0.63)	8.63	(4.02	)(5)	3,552	0.45	(6)	0.45	(6)	2.13	(6)	11
R5	9.50	0.10	(0.43)	(0.33)	(0.18)	(0.46)	—	(0.64)	8.53	(3.82	)(5)	363	0.16	(6)	0.16	(6)	2.31	(6)	11
F	9.66	0.11	(0.44)	(0.33)	(0.19)	(0.46)	—	(0.65)	8.68	(3.80	)(5)	6,553	0.04	(6)	0.04	(6)	2.33	(6)	11

For the Year Ended October 31, 2019
A	$9.36	$0.15	$1.01	$1.16	$(0.32)	$(0.56)	$—	$(0.88)	$9.64	13.95%		$1,311,955	0.39%		0.39%		1.63%		28%
C	9.29	0.08	1.00	1.08	(0.24)	(0.56)	—	(0.80)	9.57	13.06		166,663	1.16		1.16		0.85		28
I	9.37	0.17	1.03	1.20	(0.35)	(0.56)	—	(0.91)	9.66	14.36		66,574	0.13		0.13		1.89		28
R3	9.32	0.12	1.01	1.13	(0.29)	(0.56)	—	(0.85)	9.60	13.57		15,733	0.75		0.74		1.27		28
R4	9.33	0.15	1.01	1.16	(0.32)	(0.56)	—	(0.88)	9.61	13.92		5,847	0.43		0.43		1.58		28
R5	9.37	0.12	1.04	1.16	(0.47)	(0.56)	—	(1.03)	9.50	13.91		336	0.16		0.16		1.29		28
F	9.37	0.20	1.01	1.21	(0.36)	(0.56)	—	(0.92)	9.66	14.47		6,470	0.04		0.04		2.07		28

For the Year Ended October 31, 2018
A	$10.45	$0.18	$0.05	$0.23	$(0.37)	$(0.95)	$—	$(1.32)	$9.36	2.17%		$1,246,869	0.38%		0.38%		1.87%		28%
C	10.38	0.11	0.05	0.16	(0.30)	(0.95)	—	(1.25)	9.29	1.39		195,591	1.15		1.15		1.12		28
I	10.47	0.20	0.05	0.25	(0.40)	(0.95)	—	(1.35)	9.37	2.33		62,762	0.13		0.13		2.10		28
R3	10.41	0.15	0.05	0.20	(0.34)	(0.95)	—	(1.29)	9.32	1.80		16,209	0.76		0.75		1.51		28
R4	10.42	0.17	0.06	0.23	(0.37)	(0.95)	—	(1.32)	9.33	2.10		5,162	0.47		0.47		1.77		28
R5	10.47	0.21	0.03	0.24	(0.39)	(0.95)	—	(1.34)	9.37	2.29		478	0.16		0.16		2.18		28
F	10.46	0.19	0.08	0.27	(0.41)	(0.95)	—	(1.36)	9.37	2.51		417	0.04		0.04		1.96		28

For the Year Ended October 31, 2017
A	$9.85	$0.14	$1.28	$1.42	$(0.13)	$(0.69)	$—	$(0.82)	$10.45	15.27%		$1,326,959	0.38%		0.38%		1.44%		3%
C	9.78	0.07	1.27	1.34	(0.05)	(0.69)	—	(0.74)	10.38	14.46		303,378	1.13		1.13		0.70		3
I	9.86	0.16	1.29	1.45	(0.15)	(0.69)	—	(0.84)	10.47	15.63		58,494	0.16		0.16		1.63		3
R3	9.81	0.10	1.28	1.38	(0.09)	(0.69)	—	(0.78)	10.41	14.89		18,645	0.75		0.75		1.04		3
R4	9.82	0.13	1.28	1.41	(0.12)	(0.69)	—	(0.81)	10.42	15.24		5,372	0.45		0.45		1.35		3
R5	9.86	0.20	1.25	1.45	(0.15)	(0.69)	—	(0.84)	10.47	15.66		2,082	0.14		0.14		1.99		3
F(7)	9.86	0.11	0.60	0.71	(0.11)	—	—	(0.11)	10.46	7.27	(5)	1,441	0.04	(6)	0.04	(6)	1.57	(6)	3

The accompanying notes are an integral part of these financial statements.

102

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Checks and Balances Fund – (continued)

For the Year Ended October 31, 2016
A	$10.81	$0.14	$0.11	$0.25	$(0.19)	$(1.02)	$—	$(1.21)	$9.85	2.78%		$1,386,748	0.41%		0.41%		1.46%		8%
B	10.76	0.07	0.09	0.16	(0.09)	(1.02)	—	(1.11)	9.81	1.93		32,027	1.21		1.21		0.72		8
C	10.75	0.07	0.09	0.16	(0.11)	(1.02)	—	(1.13)	9.78	1.94		321,436	1.16		1.16		0.71		8
I	10.83	0.17	0.09	0.26	(0.21)	(1.02)	—	(1.23)	9.86	2.97		39,557	0.19		0.19		1.69		8
R3	10.78	0.10	0.10	0.20	(0.15)	(1.02)	—	(1.17)	9.81	2.35		14,554	0.77		0.77		1.05		8
R4	10.79	0.13	0.10	0.23	(0.18)	(1.02)	—	(1.20)	9.82	2.64		4,457	0.47		0.47		1.38		8
R5	10.82	0.16	0.11	0.27	(0.21)	(1.02)	—	(1.23)	9.86	3.04		4,893	0.16		0.16		1.69		8

For the Year Ended October 31, 2015
A	$11.89	$0.14	$0.11	$0.25	$(0.43)	$(0.90)	$—	$(1.33)	$10.81	2.38%		$1,443,659	0.39%		0.39%		1.26%		7%
B	11.83	0.07	0.10	0.17	(0.34)	(0.90)	—	(1.24)	10.76	1.64		87,066	1.20		1.20		0.64		7
C	11.83	0.05	0.12	0.17	(0.35)	(0.90)	—	(1.25)	10.75	1.64		351,257	1.14		1.14		0.47		7
I	11.90	0.21	0.07	0.28	(0.45)	(0.90)	—	(1.35)	10.83	2.64		36,770	0.16		0.16		1.93		7
R3	11.86	0.08	0.13	0.21	(0.39)	(0.90)	—	(1.29)	10.78	2.03		13,247	0.75		0.75		0.73		7
R4	11.87	0.12	0.13	0.25	(0.43)	(0.90)	—	(1.33)	10.79	2.33		4,652	0.45		0.45		1.13		7
R5	11.90	0.15	0.13	0.28	(0.46)	(0.90)	—	(1.36)	10.82	2.65		5,150	0.14		0.14		1.37		7

The Hartford Conservative Allocation Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$10.83	$0.13	$(0.44)	$(0.31)	$(0.27)	$—	$—	$(0.27)	$10.25	(2.97	)%(5)	$104,036	0.59	%(6)	0.59	%(6)	2.54	%(6)	8%
C	10.71	0.09	(0.44)	(0.35)	(0.16)	—	—	(0.16)	10.20	(3.29	)(5)	13,044	1.38	(6)	1.38	(6)	1.72	(6)	8
I	10.85	0.15	(0.44)	(0.29)	(0.30)	—	—	(0.30)	10.26	(2.83	)(5)	1,255	0.38	(6)	0.38	(6)	2.78	(6)	8
R3	10.83	0.12	(0.45)	(0.33)	(0.22)	—	—	(0.22)	10.28	(3.17	)(5)	2,689	0.94	(6)	0.94	(6)	2.17	(6)	8
R4	10.84	0.13	(0.44)	(0.31)	(0.26)	—	—	(0.26)	10.27	(2.95	)(5)	1,474	0.64	(6)	0.64	(6)	2.56	(6)	8
R5	10.88	0.15	(0.44)	(0.29)	(0.30)	—	—	(0.30)	10.29	(2.81	)(5)	1,733	0.34	(6)	0.34	(6)	2.84	(6)	8
F	10.86	0.15	(0.43)	(0.28)	(0.31)	—	—	(0.31)	10.27	(2.73	)(5)	11	0.22	(6)	0.22	(6)	2.88	(6)	8

For the Year Ended October 31, 2019
A	$10.23	$0.31	$0.60	$0.91	$(0.31)	$—	$—	$(0.31)	$10.83	9.28%		$105,569	0.60%		0.59%		3.02%		38%
C	10.05	0.22	0.62	0.84	(0.18)	—	—	(0.18)	10.71	8.41		14,947	1.36		1.36		2.15		38
I	10.25	0.38	0.55	0.93	(0.33)	—	—	(0.33)	10.85	9.49		1,253	0.34		0.34		3.63		38
R3	10.21	0.29	0.59	0.88	(0.26)	—	—	(0.26)	10.83	8.89		3,481	0.95		0.93		2.81		38
R4	10.24	0.32	0.59	0.91	(0.31)	—	—	(0.31)	10.84	9.22		2,094	0.65		0.63		3.06		38
R5	10.28	0.34	0.60	0.94	(0.34)	—	—	(0.34)	10.88	9.56		2,013	0.35		0.33		3.28		38
F	10.26	0.31	0.64	0.95	(0.35)	—	—	(0.35)	10.86	9.62		12	0.24		0.24		2.98		38

For the Year Ended October 31, 2018
A	$10.60	$0.31	$(0.37)	$(0.06)	$(0.31)	$—	$—	$(0.31)	$10.23	(0.59)%		$84,379	0.61%		0.60%		2.91%		32%
C	10.41	0.21	(0.35)	(0.14)	(0.22)	—	—	(0.22)	10.05	(1.38)		17,552	1.37		1.36		2.04		32
I	10.63	0.35	(0.38)	(0.03)	(0.35)	—	—	(0.35)	10.25	(0.39)		1,217	0.38		0.36		3.38		32
R3	10.57	0.29	(0.37)	(0.08)	(0.28)	—	—	(0.28)	10.21	(0.80)		4,327	0.96		0.86		2.80		32
R4	10.61	0.31	(0.36)	(0.05)	(0.32)	—	—	(0.32)	10.24	(0.51)		2,461	0.66		0.56		3.00		32
R5	10.66	0.33	(0.36)	(0.03)	(0.35)	—	—	(0.35)	10.28	(0.32)		1,845	0.36		0.26		3.13		32
F	10.63	0.34	(0.36)	(0.02)	(0.35)	—	—	(0.35)	10.26	(0.23)		11	0.24		0.24		3.19		32

For the Year Ended October 31, 2017
A	$9.81	$0.13	$0.79	$0.92	$(0.13)	$—	$—	$(0.13)	$10.60	9.51%		$86,987	0.58%		0.55%		1.24%		17	%(12)
C	9.62	0.05	0.79	0.84	(0.05)	—	—	(0.05)	10.41	8.80		26,424	1.33		1.30		0.49		17
I	9.83	0.15	0.81	0.96	(0.16)	—	—	(0.16)	10.63	9.92		1,835	0.29		0.27		1.47		17
R3	9.79	0.10	0.79	0.89	(0.11)	—	—	(0.11)	10.57	9.21		7,135	0.94		0.80		1.02		17
R4	9.82	0.13	0.80	0.93	(0.14)	—	—	(0.14)	10.61	9.57		2,693	0.64		0.50		1.25		17
R5	9.86	0.16	0.81	0.97	(0.17)	—	—	(0.17)	10.66	9.99		2,251	0.34		0.20		1.58		17
F(7)	10.03	0.08	0.52	0.60	—	—	—	—	10.63	5.98	(5)	11	0.23	(6)	0.20	(6)	1.22	(6)	17

The accompanying notes are an integral part of these financial statements.

103

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Conservative Allocation Fund – (continued)

For the Year Ended October 31, 2016
A	$9.85	$0.09		$0.02		$0.11	$(0.03)	$(0.12)	$—	$(0.15)	$9.81	1.26%		$95,802	0.60%		0.54%		0.90%		80%
B	9.73	0.02		0.02		0.04	(0.02)	(0.12)	—	(0.14)	9.63	0.44		1,416	1.49		1.29		0.16		80
C	9.73	0.01		0.01		0.02	(0.01)	(0.12)	—	(0.13)	9.62	0.34		31,115	1.34		1.29		0.15		80
I	9.86	0.11		0.02		0.13	(0.04)	(0.12)	—	(0.16)	9.83	1.45		1,087	0.32		0.27		1.18		80
R3	9.85	0.06		0.03		0.09	(0.03)	(0.12)	—	(0.15)	9.79	0.99		8,561	0.94		0.79		0.64		80
R4	9.86	0.09		0.03		0.12	(0.04)	(0.12)	—	(0.16)	9.82	1.28		2,340	0.64		0.49		0.94		80
R5	9.88	0.12		0.02		0.14	(0.04)	(0.12)	—	(0.16)	9.86	1.56		2,231	0.34		0.19		1.25		80

For the Year Ended October 31, 2015
A	$10.78	$0.10		$(0.42)		$(0.32)	$(0.15)	$(0.46)	$—	$(0.61)	$9.85	(3.01)%		$108,907	0.60%		0.60%		0.98%		15%
B	10.72	0.04		(0.44)		(0.40)	(0.13)	(0.46)	—	(0.59)	9.73	(3.83)		3,371	1.47		1.41		0.41		15
C	10.71	0.02		(0.41)		(0.39)	(0.13)	(0.46)	—	(0.59)	9.73	(3.70)		37,732	1.34		1.34		0.22		15
I	10.77	0.16		(0.45)		(0.29)	(0.16)	(0.46)	—	(0.62)	9.86	(2.74)		1,064	0.31		0.31		1.53		15
R3	10.81	0.07		(0.43)		(0.36)	(0.14)	(0.46)	—	(0.60)	9.85	(3.36)		8,256	0.94		0.91		0.72		15
R4	10.79	0.10		(0.42)		(0.32)	(0.15)	(0.46)	—	(0.61)	9.86	(3.02)		2,461	0.65		0.61		0.94		15
R5	10.79	0.14		(0.43)		(0.29)	(0.16)	(0.46)	—	(0.62)	9.88	(2.73)		2,504	0.34		0.31		1.37		15

The Hartford Global Real Asset Fund (consolidated)

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$8.84	$0.06	(21)	$(1.40	)(21)	$(1.34)	$(0.24)	$—	$—	$(0.24)	$7.26	(15.66	)%(5)	$11,604	1.51	%(6)	1.25	%(6)	1.56	%(6)(21)	188%
C	8.64	0.03	(21)	(1.37	)(21)	(1.34)	(0.16)	—	—	(0.16)	7.14	(15.96	)(5)	2,218	2.29	(6)	2.00	(6)	0.80	(6)(21)	188
I	8.83	0.07	(21)	(1.38	)(21)	(1.31)	(0.27)	—	—	(0.27)	7.25	(15.45	)(5)	15,156	1.14	(6)	1.00	(6)	1.83	(6)(21)	188
R3	8.88	0.05	(21)	(1.40	)(21)	(1.35)	(0.22)	—	—	(0.22)	7.31	(15.68	)(5)	76	1.75	(6)	1.50	(6)	1.32	(6)(21)	188
R4	8.86	0.07	(21)	(1.41	)(21)	(1.34)	(0.23)	—	—	(0.23)	7.29	(15.60	)(5)	37	1.45	(6)	1.20	(6)	1.64	(6)(21)	188
R5	8.78	0.07	(21)	(1.38	)(21)	(1.31)	(0.26)	—	—	(0.26)	7.21	(15.46	)(5)	99	1.12	(6)	0.95	(6)	1.92	(6)(21)	188
Y	8.84	0.08	(21)	(1.39	)(21)	(1.31)	(0.28)	—	—	(0.28)	7.25	(15.55	)(5)	64,742	1.14	(6)	0.90	(6)	1.89	(6)(21)	188
F	8.83	0.08	(21)	(1.38	)(21)	(1.30)	(0.28)	—	—	(0.28)	7.25	(15.50	)(5)	96,898	1.04	(6)	0.90	(6)	1.93	(6)(21)	188

For the Year Ended October 31, 2019
A	$9.00	$0.20		$(0.19)		$0.01	$(0.17)	$—	$—	$(0.17)	$8.84	0.27%		$14,360	1.51%		1.25%		2.32%		201%
C	8.78	0.13		(0.18)		(0.05)	(0.09)	—	—	(0.09)	8.64	(0.49)		3,038	2.29		2.00		1.53		201
I	9.00	0.23		(0.20)		0.03	(0.20)	—	—	(0.20)	8.83	0.47		38,226	1.16		0.99		2.63		201
R3	9.04	0.18		(0.19)		(0.01)	(0.15)	—	—	(0.15)	8.88	0.02		70	1.80		1.50		2.01		201
R4	9.02	0.20		(0.19)		0.01	(0.17)	—	—	(0.17)	8.86	0.27		59	1.49		1.20		2.29		201
R5	9.01	0.23		(0.20)		0.03	(0.26)	—	—	(0.26)	8.78	0.54		39	1.19		0.95		2.59		201
Y	9.00	0.24		(0.19)		0.05	(0.21)	—	—	(0.21)	8.84	0.67		96,453	1.14		0.90		2.68		201
F	9.00	0.24		(0.20)		0.04	(0.21)	—	—	(0.21)	8.83	0.55		110,993	1.08		0.90		2.67		201

For the Year Ended October 31, 2018
A	$9.38	$0.14		$(0.22)		$(0.08)	$(0.30)	$—	$—	$(0.30)	$9.00	(0.97)%		$17,794	1.55%		1.25%		1.48%		111%
C	9.15	0.07		(0.23)		(0.16)	(0.21)	—	—	(0.21)	8.78	(1.71)		4,622	2.31		2.00		0.73		111
I	9.38	0.17		(0.22)		(0.05)	(0.33)	—	—	(0.33)	9.00	(0.68)		35,607	1.17		0.95		1.77		111
R3	9.40	0.12		(0.23)		(0.11)	(0.25)	—	—	(0.25)	9.04	(1.26)		103	1.83		1.50		1.23		111
R4	9.39	0.15		(0.21)		(0.06)	(0.31)	—	—	(0.31)	9.02	(0.82)		207	1.53		1.20		1.59		111
R5	9.39	0.17		(0.22)		(0.05)	(0.33)	—	—	(0.33)	9.01	(0.68)		10	1.22		0.95		1.82		111
Y	9.39	0.17		(0.22)		(0.05)	(0.34)	—	—	(0.34)	9.00	(0.67)		128,897	1.16		0.90		1.83		111
F	9.38	0.17		(0.22)		(0.05)	(0.33)	—	—	(0.33)	9.00	(0.64)		111,062	1.11		0.90		1.82		111

The accompanying notes are an integral part of these financial statements.

104

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Global Real Asset Fund (consolidated) – (continued)

For the Year Ended October 31, 2017
A	$8.67	$0.11	$0.64	$0.75	$(0.04)	$—	$—	$(0.04)	$9.38	8.65%		$16,990	1.55%		1.25%		1.20%		103%
C	8.48	0.04	0.63	0.67	—	—	—	—	9.15	7.90		7,138	2.25		2.00		0.44		103
I	8.67	0.13	0.64	0.77	(0.06)	—	—	(0.06)	9.38	8.93		29,092	1.16		0.99		1.46		103
R3	8.69	0.08	0.65	0.73	(0.02)	—	—	(0.02)	9.40	8.43		151	1.92		1.50		0.94		103
R4	8.67	0.11	0.64	0.75	(0.03)	—	—	(0.03)	9.39	8.71		433	1.49		1.20		1.24		103
R5	8.68	0.14	0.64	0.78	(0.07)	—	—	(0.07)	9.39	9.00		67	1.17		0.95		1.53		103
Y	8.68	0.13	0.65	0.78	(0.07)	—	—	(0.07)	9.39	9.01		123,742	1.09		0.90		1.46		103
F(7)	8.93	0.11	0.34	0.45	—	—	—	—	9.38	5.04	(5)	112,016	1.08	(6)	0.90	(6)	1.79	(6)	103

For the Year Ended October 31, 2016
A	$8.15	$0.09	$0.49	$0.58	$(0.06)	$—	$—	$(0.06)	$8.67	7.27%		$20,262	1.61%		1.26	%(13)	1.09%		115%
C	7.97	0.03	0.48	0.51	—	—	—	—	8.48	6.40		8,702	2.30		2.01	(13)	0.33		115
I	8.16	0.11	0.49	0.60	(0.09)	—	—	(0.09)	8.67	7.51		24,931	1.18		0.99	(13)	1.35		115
R3	8.17	0.07	0.49	0.56	(0.04)	—	—	(0.04)	8.69	6.86		126	1.95		1.49	(13)	0.81		115
R4	8.17	0.08	0.50	0.58	(0.08)	—	—	(0.08)	8.67	7.17		511	1.50		1.21	(13)	1.05		115
R5	8.17	0.10	0.50	0.60	(0.09)	—	—	(0.09)	8.68	7.56		49	1.24		0.96	(13)	1.27		115
Y	8.17	0.11	0.50	0.61	(0.10)	—	—	(0.10)	8.68	7.64		210,071	1.10		0.91	(13)	1.42		115

For the Year Ended October 31, 2015
A	$9.85	$0.03	$(1.72)	$(1.69)	$(0.01)	$—	$—	$(0.01)	$8.15	(17.21)%		$23,604	1.67%		1.20%		0.32%		134%
C	9.70	0.04	(1.77)	(1.73)	—	—	—	—	7.97	(17.84)		10,087	2.40		1.95		0.43		134
I	9.87	0.12	(1.79)	(1.67)	(0.04)	—	—	(0.04)	8.16	(16.98)		19,495	1.29		0.95		1.38		134
R3	9.89	0.07	(1.79)	(1.72)	—	—	—	—	8.17	(17.39)		130	2.02		1.45		0.73		134
R4	9.88	0.10	(1.80)	(1.70)	(0.01)	—	—	(0.01)	8.17	(17.18)		2,861	1.60		1.15		1.10		134
R5	9.89	0.23	(1.90)	(1.67)	(0.05)	—	—	(0.05)	8.17	(16.97)		371	1.31		0.90		2.56		134
Y	9.89	0.13	(1.80)	(1.67)	(0.05)	—	—	(0.05)	8.17	(16.94)		242,288	1.19		0.85		1.42		134

The Hartford Growth Allocation Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$12.81	$0.12	$(1.06)	$(0.94)	$(0.19)	$(0.37)	$—	$(0.56)	$11.31	(7.83	)%(5)	$456,847	0.56	%(6)	0.56	%(6)	1.98	%(6)	5%
C	12.69	0.07	(1.06)	(0.99)	(0.08)	(0.37)	—	(0.45)	11.25	(8.24	)(5)	39,384	1.36	(6)	1.36	(6)	1.19	(6)	5
I	12.75	0.14	(1.06)	(0.92)	(0.23)	(0.37)	—	(0.60)	11.23	(7.76	)(5)	8,808	0.25	(6)	0.25	(6)	2.28	(6)	5
R3	12.48	0.10	(1.03)	(0.93)	(0.13)	(0.37)	—	(0.50)	11.05	(7.94	)(5)	5,422	0.87	(6)	0.87	(6)	1.72	(6)	5
R4	12.74	0.14	(1.08)	(0.94)	(0.18)	(0.37)	—	(0.55)	11.25	(7.88	)(5)	2,410	0.55	(6)	0.55	(6)	2.26	(6)	5
R5	12.83	0.14	(1.06)	(0.92)	(0.23)	(0.37)	—	(0.60)	11.31	(7.73	)(5)	4,451	0.27	(6)	0.27	(6)	2.29	(6)	5
F	12.76	0.14	(1.05)	(0.91)	(0.24)	(0.37)	—	(0.61)	11.24	(7.68	)(5)	232	0.16	(6)	0.16	(6)	2.32	(6)	5

For the Year Ended October 31, 2019
A	$12.07	$0.23	$0.94	$1.17	$(0.29)	$(0.14)	$—	$(0.43)	$12.81	10.25%		$522,271	0.55%		0.54%		1.90%		25%
C	11.83	0.15	0.92	1.07	(0.07)	(0.14)	—	(0.21)	12.69	9.33		50,463	1.33		1.32		1.22		25
I	12.02	0.26	0.93	1.19	(0.32)	(0.14)	—	(0.46)	12.75	10.54		11,245	0.24		0.24		2.16		25
R3	11.77	0.21	0.88	1.09	(0.24)	(0.14)	—	(0.38)	12.48	9.81		6,921	0.86		0.86		1.74		25
R4	12.00	0.24	0.91	1.15	(0.27)	(0.14)	—	(0.41)	12.74	10.15		5,657	0.57		0.57		2.01		25
R5	12.10	0.27	0.92	1.19	(0.32)	(0.14)	—	(0.46)	12.83	10.44		5,692	0.25		0.25		2.22		25
F	12.03	0.22	0.98	1.20	(0.33)	(0.14)	—	(0.47)	12.76	10.65		252	0.15		0.15		1.77		25

For the Year Ended October 31, 2018
A	$12.32	$0.22	$(0.18)	$0.04	$(0.29)	$—	$—	$(0.29)	$12.07	0.28%		$504,720	0.54%		0.54%		1.78%		32%
C	12.07	0.13	(0.17)	(0.04)	(0.20)	—	—	(0.20)	11.83	(0.41)		64,208	1.30		1.29		1.09		32
I	12.27	0.26	(0.18)	0.08	(0.33)	—	—	(0.33)	12.02	0.60		11,033	0.24		0.24		2.05		32
R3	12.02	0.18	(0.18)	—	(0.25)	—	—	(0.25)	11.77	(0.06)		10,776	0.86		0.86		1.43		32
R4	12.25	0.23	(0.19)	0.04	(0.29)	—	—	(0.29)	12.00	0.24		8,129	0.56		0.56		1.86		32
R5	12.35	0.24	(0.16)	0.08	(0.33)	—	—	(0.33)	12.10	0.55		5,706	0.26		0.26		1.93		32
F	12.28	0.27	(0.18)	0.09	(0.34)	—	—	(0.34)	12.03	0.66		11	0.15		0.15		2.12		32

The accompanying notes are an integral part of these financial statements.

105

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

The Hartford Growth Allocation Fund – (continued)

For the Year Ended October 31, 2017
A	$10.35	$0.07	$1.95	$2.02	$(0.05)	$—	$—	$(0.05)	$12.32	19.54%		$503,042	0.53%		0.52%		0.63%		11	%(14)
C	10.17	(0.01)	1.91	1.90	—	—	—	—	12.07	18.68		140,855	1.27		1.27		(0.10)		11
I	10.31	0.10	1.94	2.04	(0.08)	—	—	(0.08)	12.27	19.91		10,468	0.22		0.22		0.87		11
R3	10.09	0.03	1.91	1.94	(0.01)	—	—	(0.01)	12.02	19.26		11,840	0.86		0.86		0.29		11
R4	10.29	0.07	1.94	2.01	(0.05)	—	—	(0.05)	12.25	19.56		10,699	0.55		0.55		0.64		11
R5	10.37	0.10	1.96	2.06	(0.08)	—	—	(0.08)	12.35	19.98		5,709	0.25		0.25		0.86		11
F(7)	11.07	0.04	1.17	1.21	—	—	—	—	12.28	10.93	(5)	11	0.15	(6)	0.15	(6)	0.47	(6)	11

For the Year Ended October 31, 2016
A	$11.25	$0.04	$(0.21)	$(0.17)	$(0.16)	$(0.57)	$—	$(0.73)	$10.35	(1.38)%		$507,111	0.57%		0.57%		0.37%		98%
B	11.10	(0.04)	(0.22)	(0.26)	(0.02)	(0.57)	—	(0.59)	10.25	(2.31)		7,399	1.51		1.47		(0.41)		98
C	11.06	(0.04)	(0.20)	(0.24)	(0.08)	(0.57)	—	(0.65)	10.17	(2.12)		154,929	1.30		1.30		(0.36)		98
I	11.21	0.06	(0.19)	(0.13)	(0.20)	(0.57)	—	(0.77)	10.31	(1.02)		7,490	0.26		0.26		0.63		98
R3	10.98	—	(0.20)	(0.20)	(0.12)	(0.57)	—	(0.69)	10.09	(1.68)		12,110	0.88		0.88		0.05		98
R4	11.19	0.04	(0.21)	(0.17)	(0.16)	(0.57)	—	(0.73)	10.29	(1.40)		11,769	0.58		0.58		0.36		98
R5	11.27	0.07	(0.21)	(0.14)	(0.19)	(0.57)	—	(0.76)	10.37	(1.06)		5,037	0.28		0.28		0.67		98

For the Year Ended October 31, 2015
A	$15.10	$0.14	$(0.41)	$(0.27)	$(0.34)	$(3.24)	$—	$(3.58)	$11.25	(1.57)%		$582,205	0.57%		0.55%		1.19%		14%
B	14.91	0.11	(0.48)	(0.37)	(0.20)	(3.24)	—	(3.44)	11.10	(2.45)		21,236	1.47		1.39		0.89		14
C	14.90	0.06	(0.41)	(0.35)	(0.25)	(3.24)	—	(3.49)	11.06	(2.26)		183,173	1.30		1.29		0.55		14
I	15.06	0.39	(0.62)	(0.23)	(0.38)	(3.24)	—	(3.62)	11.21	(1.23)		8,310	0.25		0.23		3.33		14
R3	14.83	0.13	(0.43)	(0.30)	(0.31)	(3.24)	—	(3.55)	10.98	(1.91)		14,233	0.89		0.84		1.08		14
R4	15.04	0.14	(0.41)	(0.27)	(0.34)	(3.24)	—	(3.58)	11.19	(1.60)		14,014	0.59		0.54		1.18		14
R5	15.13	0.17	(0.41)	(0.24)	(0.38)	(3.24)	—	(3.62)	11.27	(1.35)		5,681	0.29		0.24		1.43		14

Hartford Moderate Allocation Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$11.87	$0.13	$(0.77)	$(0.64)	$(0.24)	$(0.18)	$—	$(0.42)	$10.81	(5.72	)%(5)	$294,488	0.55	%(6)	0.54	%(6)	2.28	%(6)	7%
C	11.72	0.09	(0.78)	(0.69)	(0.13)	(0.18)	—	(0.31)	10.72	(6.11	)(5)	28,476	1.33	(6)	1.33	(6)	1.51	(6)	7
I	11.93	0.15	(0.78)	(0.63)	(0.27)	(0.18)	—	(0.45)	10.85	(5.60	)(5)	8,836	0.26	(6)	0.26	(6)	2.58	(6)	7
R3	11.67	0.11	(0.76)	(0.65)	(0.19)	(0.18)	—	(0.37)	10.65	(5.87	)(5)	13,238	0.88	(6)	0.88	(6)	1.93	(6)	7
R4	11.86	0.13	(0.78)	(0.65)	(0.20)	(0.18)	—	(0.38)	10.83	(5.76	)(5)	3,223	0.56	(6)	0.56	(6)	2.28	(6)	7
R5	11.94	0.15	(0.79)	(0.64)	(0.27)	(0.18)	—	(0.45)	10.85	(5.69	)(5)	4,647	0.28	(6)	0.28	(6)	2.64	(6)	7
F	11.93	0.15	(0.77)	(0.62)	(0.28)	(0.18)	—	(0.46)	10.85	(5.52	)(5)	209	0.17	(6)	0.17	(6)	2.69	(6)	7

For the Year Ended October 31, 2019
A	$11.80	$0.28	$0.74	$1.02	$(0.31)	$(0.64)	$—	$(0.95)	$11.87	9.72%		$328,639	0.54%		0.53%		2.46%		25%
C	11.54	0.20	0.74	0.94	(0.12)	(0.64)	—	(0.76)	11.72	8.96		35,454	1.31		1.30		1.79		25
I	11.85	0.33	0.73	1.06	(0.34)	(0.64)	—	(0.98)	11.93	10.08		9,817	0.25		0.25		2.85		25
R3	11.60	0.25	0.72	0.97	(0.26)	(0.64)	—	(0.90)	11.67	9.38		14,880	0.87		0.87		2.19		25
R4	11.79	0.31	0.70	1.01	(0.30)	(0.64)	—	(0.94)	11.86	9.65		3,325	0.58		0.58		2.73		25
R5	11.85	0.30	0.76	1.06	(0.33)	(0.64)	—	(0.97)	11.94	10.11		5,788	0.26		0.26		2.63		25
F	11.86	0.21	0.85	1.06	(0.35)	(0.64)	—	(0.99)	11.93	10.08		252	0.17		0.17		1.81		25

For the Year Ended October 31, 2018
A	$12.42	$0.30	$(0.32)	$(0.02)	$(0.33)	$(0.27)	$—	$(0.60)	$11.80	(0.29)%		$329,641	0.53%		0.52%		2.44%		32%
C	12.16	0.21	(0.33)	(0.12)	(0.23)	(0.27)	—	(0.50)	11.54	(1.08)		46,067	1.28		1.28		1.74		32
I	12.48	0.31	(0.31)	—	(0.36)	(0.27)	—	(0.63)	11.85	(0.08)		11,014	0.25		0.25		2.51		32
R3	12.23	0.26	(0.33)	(0.07)	(0.29)	(0.27)	—	(0.56)	11.60	(0.72)		17,865	0.87		0.87		2.15		32
R4	12.41	0.30	(0.33)	(0.03)	(0.32)	(0.27)	—	(0.59)	11.79	(0.33)		7,104	0.58		0.58		2.41		32
R5	12.48	0.33	(0.33)	—	(0.36)	(0.27)	—	(0.63)	11.85	(0.12)		6,283	0.27		0.27		2.65		32
F	12.48	0.34	(0.32)	0.02	(0.37)	(0.27)	—	(0.64)	11.86	0.07		11	0.16		0.16		2.74		32

The accompanying notes are an integral part of these financial statements.

106

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover

Hartford Moderate Allocation Fund – (continued)

For the Year Ended October 31, 2017
A	$10.90	$0.10		$1.52		$1.62	$(0.10)	$—	$—	$(0.10)	$12.42	15.02%		$333,803	0.52%		0.51%		0.89%		14	%(15)
C	10.66	0.02		1.50		1.52	(0.02)	—	—	(0.02)	12.16	14.25		96,532	1.26		1.25		0.17		14
I	10.95	0.13		1.54		1.67	(0.14)	—	—	(0.14)	12.48	15.40		9,319	0.23		0.23		1.13		14
R3	10.73	0.06		1.51		1.57	(0.07)	—	—	(0.07)	12.23	14.70		22,023	0.87		0.87		0.53		14
R4	10.89	0.09		1.53		1.62	(0.10)	—	—	(0.10)	12.41	15.00		7,528	0.57		0.57		0.82		14
R5	10.95	0.13		1.54		1.67	(0.14)	—	—	(0.14)	12.48	15.38		6,508	0.26		0.26		1.13		14
F(7)	11.48	0.06		0.94		1.00	—	—	—	—	12.48	8.71	(5)	11	0.16	(6)	0.16	(6)	0.69	(6)	14

For the Year Ended October 31, 2016
A	$11.69	$0.06		$(0.07)		$(0.01)	$(0.05)	$(0.73)	$—	$(0.78)	$10.90	0.14%		$354,058	0.55%		0.55%		0.57%		81%
B	11.53	(0.03)		(0.08)		(0.11)	(0.03)	(0.73)	—	(0.76)	10.66	(0.83)		4,395	1.47		1.46		(0.26)		81
C	11.52	(0.02)		(0.08)		(0.10)	(0.03)	(0.73)	—	(0.76)	10.66	(0.70)		110,316	1.28		1.28		(0.16)		81
I	11.72	0.10		(0.08)		0.02	(0.06)	(0.73)	—	(0.79)	10.95	0.41		8,123	0.25		0.25		0.90		81
R3	11.55	0.02		(0.07)		(0.05)	(0.04)	(0.73)	—	(0.77)	10.73	(0.22)		22,354	0.88		0.88		0.21		81
R4	11.69	0.06		(0.08)		(0.02)	(0.05)	(0.73)	—	(0.78)	10.89	0.03		7,884	0.58		0.58		0.52		81
R5	11.72	0.09		(0.07)		0.02	(0.06)	(0.73)	—	(0.79)	10.95	0.38		6,584	0.28		0.28		0.81		81

For the Year Ended October 31, 2015
A	$13.16	$0.11		$(0.36)		$(0.25)	$(0.23)	$(0.99)	$—	$(1.22)	$11.69	(1.88)%		$412,907	0.55%		0.55%		0.88%		16%
B	13.06	0.05		(0.38)		(0.33)	(0.21)	(0.99)	—	(1.20)	11.53	(2.64)		12,812	1.43		1.40		0.39		16
C	13.05	0.03		(0.36)		(0.33)	(0.21)	(0.99)	—	(1.20)	11.52	(2.59)		135,008	1.29		1.29		0.23		16
I	13.16	0.17		(0.38)		(0.21)	(0.24)	(0.99)	—	(1.23)	11.72	(1.56)		9,269	0.24		0.24		1.42		16
R3	13.04	0.11		(0.39)		(0.28)	(0.22)	(0.99)	—	(1.21)	11.55	(2.17)		24,956	0.89		0.89		0.91		16
R4	13.16	0.10		(0.35)		(0.25)	(0.23)	(0.99)	—	(1.22)	11.69	(1.91)		9,198	0.59		0.59		0.86		16
R5	13.17	0.13		(0.35)		(0.22)	(0.24)	(0.99)	—	(1.23)	11.72	(1.65)		8,166	0.29		0.29		1.09		16

Hartford Multi-Asset Income and Growth Fund

For the Six-Month Period Ended April 30, 2020 (Unaudited)
A	$23.33	$0.36	(21)	$(1.57	)(21)	$(1.21)	$(0.42)	$(2.99)	$—	$(3.41)	$18.71	(6.28	)%(5)	$578,640	1.03	%(6)	1.03	%(6)	3.55	%(6)(21)	37%
C	23.36	0.29	(21)	(1.59	)(21)	(1.30)	(0.33)	(2.99)	—	(3.32)	18.74	(6.60	)(5)	86,293	1.74	(6)	1.74	(6)	2.82	(6)(21)	37
I	23.32	0.40	(21)	(1.59	)(21)	(1.19)	(0.45)	(2.99)	—	(3.44)	18.69	(6.12	)(5)	80,164	0.70	(6)	0.70	(6)	3.87	(6)(21)	37
R3	23.61	0.34	(21)	(1.60	)(21)	(1.26)	(0.39)	(2.99)	—	(3.38)	18.97	(6.43	)(5)	1,523	1.35	(6)	1.27	(6)	3.30	(6)(21)	37
R4	23.67	0.37	(21)	(1.61	)(21)	(1.24)	(0.41)	(2.99)	—	(3.40)	19.03	(6.27	)(5)	543	1.04	(6)	1.04	(6)	3.51	(6)(21)	37
R5	23.67	0.40	(21)	(1.61	)(21)	(1.21)	(0.44)	(2.99)	—	(3.43)	19.03	(6.15	)(5)	335	0.75	(6)	0.75	(6)	3.84	(6)(21)	37
R6	23.68	0.41	(21)	(1.61	)(21)	(1.20)	(0.46)	(2.99)	—	(3.45)	19.03	(6.13	)(5)	293	0.63	(6)	0.63	(6)	4.01	(6)(21)	37
Y	23.69	0.40	(21)	(1.61	)(21)	(1.21)	(0.45)	(2.99)	—	(3.44)	19.04	(6.10	)(5)	9,480	0.75	(6)	0.69	(6)	3.85	(6)(21)	37
F	23.31	0.40	(21)	(1.58	)(21)	(1.18)	(0.46)	(2.99)	—	(3.45)	18.68	(6.09	)(5)	85,141	0.63	(6)	0.63	(6)	3.95	(6)(21)	37

For the Year Ended October 31, 2019
A	$23.62	$0.65		$1.23		$1.88	$(0.77)	$(1.40)	$—	$(2.17)	$23.33	8.81%		$666,684	1.02%		1.01%		2.85%		83%
C	23.61	0.48		1.24		1.72	(0.57)	(1.40)	—	(1.97)	23.36	8.08		106,874	1.73		1.73		2.11		83
I	23.61	0.75		1.21		1.96	(0.85)	(1.40)	—	(2.25)	23.32	9.21		104,284	0.69		0.69		3.27		83
R3	23.86	0.59		1.25		1.84	(0.69)	(1.40)	—	(2.09)	23.61	8.56		1,843	1.35		1.29		2.56		83
R4	23.91	0.59		1.32		1.91	(0.75)	(1.40)	—	(2.15)	23.67	8.84		1,301	1.04		1.04		2.55		83
R5	23.94	0.80		1.17		1.97	(0.84)	(1.40)	—	(2.24)	23.67	9.13		349	0.74		0.74		3.42		83
R6	23.95	0.70		1.30		2.00	(0.87)	(1.40)	—	(2.27)	23.68	9.24		131	0.63		0.63		3.02		83
Y	23.95	0.74		1.25		1.99	(0.85)	(1.40)	—	(2.25)	23.69	9.21		13,185	0.70		0.68		3.19		83
F	23.61	0.74		1.22		1.96	(0.86)	(1.40)	—	(2.26)	23.31	9.29		97,529	0.62		0.62		3.23		83

The accompanying notes are an integral part of these financial statements.

107

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover

Hartford Multi-Asset Income and Growth Fund – (continued)

For the Year Ended October 31, 2018
A	$23.53	$0.36	$0.05		$0.41	$(0.32)	$—	$—	$(0.32)	$23.62	1.76%		$650,813	1.05%	1.04%		1.48%	65%
C	23.53	0.19	0.04		0.23	(0.15)	—	—	(0.15)	23.61	0.99		109,060	1.77	1.76		0.77	65
I	23.53	0.43	0.05		0.48	(0.40)	—	—	(0.40)	23.61	2.05		56,280	0.73	0.73		1.79	65
R3	23.77	0.29	0.05		0.34	(0.25)	—	—	(0.25)	23.86	1.45		1,794	1.38	1.33		1.19	65
R4	23.82	0.36	0.05		0.41	(0.32)	—	—	(0.32)	23.91	1.73		2,669	1.07	1.06		1.44	65
R5	23.85	0.43	0.05		0.48	(0.39)	—	—	(0.39)	23.94	2.03		134	0.78	0.76		1.75	65
R6(16)	24.62	0.27	(0.62	)(17)	(0.35)	(0.32)	—	—	(0.32)	23.95	(1.40	)(5)	1,586	0.63 (6)	0.63	(6)	1.65 (6)	65
Y	23.86	0.45	0.05		0.50	(0.41)	—	—	(0.41)	23.95	2.10		15,367	0.70	0.70		1.82	65
F	23.52	0.45	0.06		0.51	(0.42)	—	—	(0.42)	23.61	2.12		97,776	0.65	0.65		1.87	65

For the Year Ended October 31, 2017
A	$20.76	$0.31	$2.74		$3.05	$(0.28)	$—	$—	$(0.28)	$23.53	14.76%		$628,048	1.11%	1.10%		1.37%	34%
C	20.76	0.15	2.74		2.89	(0.12)	—	—	(0.12)	23.53	13.95		168,686	1.82	1.81		0.67	34
I	20.76	0.36	2.74		3.10	(0.33)	—	—	(0.33)	23.53	15.02		52,216	0.88	0.88		1.61	34
R3	20.97	0.25	2.76		3.01	(0.21)	—	—	(0.21)	23.77	14.40		2,412	1.45	1.40		1.11	34
R4	21.02	0.30	2.78		3.08	(0.28)	—	—	(0.28)	23.82	14.75		1,464	1.15	1.10		1.32	34
R5	21.04	0.38	2.77		3.15	(0.34)	—	—	(0.34)	23.85	15.09		139	0.87	0.80		1.71	34
Y	21.05	0.38	2.79		3.17	(0.36)	—	—	(0.36)	23.86	15.16		12,753	0.75	0.75		1.68	34
F(7)	22.21	0.20	1.39		1.59	(0.28)	—	—	(0.28)	23.52	7.23	(5)	69,874	0.72 (6)	0.72	(6)	1.25 (6)	34

For the Year Ended October 31, 2016
A	$20.87	$0.30	$(0.01	)(17)	$0.29	$(0.40)	$—	$—	$(0.40)	$20.76	1.43%		$601,415	1.15%	1.15	%(18)	1.43%	26%
B	20.78	0.12	(0.02	)(17)	0.10	(0.20)	—	—	(0.20)	20.68	0.50		2,228	2.39	2.05	(18)	0.59	26
C	20.87	0.15	—	(19)	0.15	(0.26)	—	—	(0.26)	20.76	0.74		161,160	1.85	1.85	(18)	0.73	26
I	20.86	0.33	0.04		0.37	(0.47)	—	—	(0.47)	20.76	1.80		31,260	0.85	0.85	(18)	1.59	26
R3	21.09	0.24	0.01		0.25	(0.37)	—	—	(0.37)	20.97	1.18		3,174	1.47	1.41	(18)	1.13	26
R4	21.13	0.31	—	(19)	0.31	(0.42)	—	—	(0.42)	21.02	1.47		683	1.18	1.11	(18)	1.47	26
R5	21.14	0.36	0.02		0.38	(0.48)	—	—	(0.48)	21.04	1.81		242	0.88	0.81	(18)	1.74	26
Y	21.15	0.39	—	(19)	0.39	(0.49)	—	—	(0.49)	21.05	1.87		7,044	0.75	0.75	(18)	1.87	26

For the Year Ended October 31, 2015
A	$20.54	$0.25	$0.33		$0.58	$(0.25)	$—	$—	$(0.25)	$20.87	2.84%		$607,698	1.15%	1.15%		1.20%	22%
B	20.42	0.07	0.33		0.40	(0.04)	—	—	(0.04)	20.78	1.98		5,246	2.27	1.99		0.35	22
C	20.54	0.11	0.33		0.44	(0.11)	—	—	(0.11)	20.87	2.15		153,455	1.84	1.84		0.52	22
I(20)	21.08	0.19	(0.24)		(0.05)	(0.17)	—	—	(0.17)	20.86	(0.19	)(5)	7,436	0.86 (6)	0.86	(6)	1.59 (6)	22
R3	20.75	0.20	0.34		0.54	(0.20)	—	—	(0.20)	21.09	2.62		1,361	1.49	1.40		0.97	22
R4	20.78	0.26	0.34		0.60	(0.25)	—	—	(0.25)	21.13	2.90		594	1.16	1.10		1.25	22
R5	20.80	0.33	0.33		0.66	(0.32)	—	—	(0.32)	21.14	3.19		164	0.87	0.80		1.56	22
Y	20.82	0.35	0.31		0.66	(0.33)	—	—	(0.33)	21.15	3.22		7,600	0.74	0.74		1.65	22

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Underlying Funds and/or ETFs/ETNs, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on February 28, 2017.
(8)

Excluding the expenses not subject to cap, the ratios would have been 0.95%, 0.99%, 1.68%, 0.69%, 1.24%, 0.94%, 0.69%, 0.61% and 0.61% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(9)	Commenced operations on November 7, 2014.
(10)	Commenced operations on February 28, 2019.

The accompanying notes are an integral part of these financial statements.

108

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

(11)

Excluding the expenses not subject to cap, the ratios would have been 1.12%, 1.87%, 0.87%, 1.42%, 1.12%, 0.93% and 0.83% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(12)

Excludes transactions related to the change of investments of share classes from Class Y to Class F; including these transactions the portfolio turnover rate would have been 115%, for the year ended October 31, 2017.

(13)

Excluding the expenses not subject to cap, the ratios would have been 1.25%, 2.00%, 0.98%, 1.48%, 1.20%, 0.95% and 0.90% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(14)

Excludes transactions related to the change of investments of share classes from Class Y to Class F; including these transactions the portfolio turnover rate would have been 110%, for the year ended October 31, 2017.

(15)

Excludes transactions related to the change of investments of share classes from Class Y to Class F; including these transactions the portfolio turnover rate would have been 113%, for the year ended October 31, 2017.

(16)	Commenced operations on February 28, 2018.
(17)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(18)

Excluding the expenses not subject to cap, the ratios would have been 1.14%, 2.04%, 1.84%, 0.84%, 1.40%, 1.10%, 0.80% and 0.74% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(19)	Per share amount is less than $0.005.
(20)	Commenced operations on March 31, 2015.
(21)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective November 1, 2019, the Fund amended its amortization policy and the effect of this change for the six months ended April 30, 2020 was an increase to net investment income per share for less than $0.005, decrease to net realized and unrealized gain (loss) on investments for less than $(0.005) and an increase to ratio of net investment income to average net assets for less than 0.005% for each class of shares. Per share data and ratios for periods prior to April 30, 2020 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

109

Hartford Multi-Strategy Funds

Notes to Financial Statements

April 30, 2020 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. (the “Company”) is an open-end registered management investment company comprised of thirty-seven series, as of April 30, 2020. Financial statements for the series of the Company listed below (each a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Balanced Income Fund (the “Balanced Income Fund”)

Hartford AARP Balanced Retirement Fund (the “Balanced Retirement Fund”) (formerly, Hartford Multi-Asset Income Fund)

The Hartford Checks and Balances Fund (the “Checks and Balances Fund”)

The Hartford Conservative Allocation Fund (the “Conservative Allocation Fund”)

The Hartford Global Real Asset Fund (the “Global Real Asset Fund”)

The Hartford Growth Allocation Fund (the “Growth Allocation Fund”)

Hartford Moderate Allocation Fund (the “Moderate Allocation Fund”)

Hartford Multi-Asset Income and Growth Fund (the “Multi-Asset Income and Growth Fund”) (formerly, The Hartford Balanced Fund)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class F shares. Balanced Income Fund, Balanced Retirement Fund, and Multi-Asset Income and Growth Fund have registered for sale Class R6 shares. Also, each Fund, except Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund, has registered for sale Class Y shares. Class A shares of each Fund, except Balanced Retirement Fund, are sold with a front-end sales charge of up to 5.50%. Balanced Retirement Fund’s Class A shares are sold with a front-end sales charge of up to 4.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.

Each of the Balanced Retirement Fund, Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund invested in affiliated mutual funds and affiliated exchange-traded funds (“Affiliated Investment Companies” or “Underlying Funds”) during the period ended April 30, 2020.

Hartford Funds Management Company, LLC (“HFMC” or “Investment Manager”) serves as the investment manager to each Fund.

The Investment Manager and The Hartford Mutual Funds, Inc. have entered into a licensing arrangement with AARP, Inc. (“AARP”) under which AARP receives a royalty from the Investment Manager out of its own resources for licensing its brand to the Hartford AARP Balanced Retirement Fund. Hartford AARP Balanced Retirement Fund is managed by the Investment Manager, an investment adviser registered with the SEC, and distributed by Hartford Funds Distributors, LLC, a broker-dealer registered with the SEC and an affiliate of the Investment Manager. The Investment Manager and its affiliates are not affiliated with AARP and its affiliates. AARP and its affiliates are not broker-dealers or investment advisers and are not acting in any such capacity with respect to Hartford AARP Balanced Retirement Fund. AARP and its affiliates do not offer, recommend, or endorse the Investment Manager or any of its affiliates and are not making any recommendations regarding an investment in Hartford AARP Balanced Retirement Fund.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for each class of shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally

110

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments

111

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisor(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable. Income and capital gain distributions from the Underlying Funds are accrued on the ex-dividend date.

Please refer to Note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

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f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each of Balanced Income Fund and Checks and Balances Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year. The policy of each of Conservative Allocation Fund, Global Real Asset Fund, Growth Allocation Fund and Moderate Allocation Fund is to pay dividends from net investment income and realized gains, if any; at least once a year. Normally, dividends from net investment income of each of Balanced Retirement Fund and Multi-Asset Income and Growth Fund are declared and paid monthly and dividends from realized gains, if any, are paid at least once a year.

Long-term capital gains distributions received from Underlying Funds, if applicable, are distributed at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions from a Fund will be automatically reinvested in additional full or fractional shares of the Fund.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

h)

Basis for Consolidations – The Global Real Asset Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Global Real Asset Fund (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the Global Real Asset Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Global Real Asset Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.

3.	Securities and Other Investments:

a)

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

b)

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2020.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of April 30, 2020.

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c)

Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2020.

d)

Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2020.

e)

Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2020.

f)

Equity Linked Securities – Certain Funds may invest in equity linked securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity. Since equity linked securities are in note form, equity linked securities are also subject to certain debt securities risks. Investments in equity linked securities are also subject to liquidity risk, which may make equity linked securities difficult to sell and value. See each Fund’s Schedule of Investments, if applicable, for equity linked securities as of April 30, 2020.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

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a)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2020, each of Balanced Income Fund, Balanced Retirement Fund, Global Real Asset Fund and Multi-Asset Income and Growth Fund had used Foreign Currency Contracts.

b)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2020, each of Balanced Income Fund, Balanced Retirement Fund, Global Real Asset Fund and Multi-Asset Income and Growth Fund had used Futures Contracts.

c)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter (“OTC”) options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended April 30, 2020, each of Balanced Retirement Fund, Global Real Asset Fund and Multi-Asset Income and Growth Fund had used Options Contracts.

d)

Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of

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April 30, 2020 (Unaudited)

the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended April 30, 2020, each of Balanced Income Fund, Balanced Retirement Fund, Global Real Asset Fund and Multi-Asset Income and Growth Fund had used Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a

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floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

During the six-month period ended April 30, 2020, each of Balanced Retirement Fund and Multi-Asset Income and Growth Fund had used Interest Rate Swap Contracts.

Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund’s investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as the LIBOR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

During the six-month period ended April 30, 2020, each of Balanced Retirement Fund and Global Real Asset Fund had used Total Return Swap Contracts.

e)	Additional Derivative Instrument Information:

Balanced Income Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$6,056,115	$—	$—	$—	$—	$—	$6,056,115
Unrealized appreciation on foreign currency contracts	—	2,191,918	—	—	—	—	2,191,918
Unrealized appreciation on swap contracts(2)	—	—	1,006,905	—	—	—	1,006,905

Total	$6,056,115	$2,191,918	$1,006,905	$—	$—	$—	$9,254,938

Liabilities:
Unrealized depreciation on futures contracts(1)	$2,736,537	$—	$—	$—	$—	$—	$2,736,537
Unrealized depreciation on foreign currency contracts	—	981,549	—	—	—	—	981,549
Unrealized depreciation on swap contracts(2)	—	—	6,534,103	—	—	—	6,534,103

Total	$2,736,537	$981,549	$6,534,103	$—	$—	$—	$10,252,189

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$5,034,669	$—	$—	$—	$—	$—	$5,034,669
Net realized gain (loss) on swap contracts	—	—	(2,635,544)	—	—	—	(2,635,544)
Net realized gain (loss) on foreign currency contracts	—	898,472	—	—	—	—	898,472

Total	$5,034,669	$898,472	$(2,635,544)	$—	$—	$—	$3,297,597

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Balanced Income Fund – (continued)

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$8,919,996	$—	$—	$—	$—	$—	$8,919,996
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(4,091,649)	—	—	—	(4,091,649)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,585,627	—	—	—	—	1,585,627

Total	$8,919,996	$1,585,627	$(4,091,649)	$—	$—	$—	$6,413,974

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	3,418
Futures Contracts Short at Number of Contracts	(3,191)
Swap Contracts at Notional Amount	$108,157,150
Foreign Currency Contracts Purchased at Contract Amount	$40,529,967
Foreign Currency Contracts Sold at Contract Amount	$97,152,696

Balanced Retirement Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$149	$195	$—	$1,094,547	$—	$—	$1,094,891
Unrealized appreciation on futures contracts(1)	18,052	—	—	—	—	—	18,052
Unrealized appreciation on bond forward contracts	1,168	—	—	—	—	—	1,168
Unrealized appreciation on foreign currency contracts	—	168,829	—	—	—	—	168,829
Unrealized appreciation on swap contracts(2)	49,952	—	263,561	—	—	—	313,513

Total	$69,321	$169,024	$263,561	$1,094,547	$—	$—	$1,596,453

Liabilities:
Unrealized depreciation on futures contracts(1)	$436,014	$—	$—	$35,994	$—	$—	$472,008
Unrealized depreciation on foreign currency contracts	—	323,409	—	—	—	—	323,409
Written options, market value	15,780	—	—	—	—	—	15,780
Unrealized depreciation on swap contracts(2)	41,552	—	113,090	—	—	—	154,642

Total	$493,346	$323,409	$113,090	$35,994	$—	$—	$965,839

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(4,102)	$—	$18,965	$—	$—	$14,863
Net realized gain (loss) on futures contracts	(284,879)	—	—	—	—	—	(284,879)
Net realized gain (loss) on written options contracts	—	—	—	20,995	—	—	20,995
Net realized gain (loss) on swap contracts	17,538	—	(667,708)	—	—	—	(650,170)
Net realized gain (loss) on bond forward contracts	468,072	—	—	—	—	—	468,072
Net realized gain (loss) on foreign currency contracts	—	1,194,399	—	—	—	—	1,194,399

Total	$200,731	$1,190,297	$(667,708)	$39,960	$—	$—	$763,280

118

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Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Balanced Retirement Fund – (continued)

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(2,732)	$(308)	$—	$578,342	$—	$—	$575,302
Net change in unrealized appreciation (depreciation) of futures contracts	(445,659)	—	—	(35,994)	—	—	(481,653)
Net change in unrealized appreciation (depreciation) of written options contracts	—	—	—	1,935	—	—	1,935
Net change in unrealized appreciation (depreciation) of swap contracts	63,704	—	97,541	—	—	—	161,245
Net change in unrealized appreciation (depreciation) of bond forward contracts	(57,015)	—	—	—	—	—	(57,015)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(77,093)	—	—	—	—	(77,093)

Total	$(441,702)	$(77,401)	$97,541	$544,283	$—	$—	$122,721

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	916,260
Futures Contracts Long at Number of Contracts	30
Futures Contracts Short at Number of Contracts	(152)
Written Options Contracts at Number of Contracts	(2,825,052)
Swap Contracts at Notional Amount	$25,942,354
Foreign Currency Contracts Purchased at Contract Amount	$10,416,105
Foreign Currency Contracts Sold at Contract Amount	$30,828,838
Bond Forward Contracts at Contract Amount	$15,844,531

Global Real Asset Fund (consolidated)

The Effect of Derivative Instruments on the (consolidated) Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$160	$—	$—	$—	$—	$160
Unrealized appreciation on futures contracts(1)	67,206	—	—	—	873,366	—	940,572
Unrealized appreciation on foreign currency contracts	—	246,965	—	—	—	—	246,965
Unrealized appreciation on swap contracts(2)	—	—	6,198	—	—	—	6,198

Total	$67,206	$247,125	$6,198	$—	$873,366	$—	$1,193,895

Liabilities:
Unrealized depreciation on futures contracts(1)	$819,192	$—	$—	$—	$935,970	$—	$1,755,162
Unrealized depreciation on bond forward contracts	49,505	—	—	—	—	—	49,505
Unrealized depreciation on foreign currency contracts	—	239,333	—	—	—	—	239,333
Unrealized depreciation on swap contracts(2)	—	—	29,516	229	—	—	29,745

Total	$868,697	$239,333	$29,516	$229	$935,970	$—	$2,073,745

119

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Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Global Real Asset Fund (consolidated) – (continued)

The Effect of Derivative Instruments on the (consolidated) Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(3,379)	$—	$—	$(6,249)	$—	$(9,628)
Net realized gain (loss) on futures contracts	(584,965)	—	—	—	(2,168,724)	—	(2,753,689)
Net realized gain (loss) on written options contracts	—	—	—	—	6,543	—	6,543
Net realized gain (loss) on swap contracts	79,455	—	93,961	(1,079)	—	—	172,337
Net realized gain (loss) on foreign currency contracts	—	242,292	—	—	—	—	242,292

Total	$(505,510)	$238,913	$93,961	$(1,079)	$(2,168,430)	$—	$(2,342,145)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$(254)	$—	$—	$5,409	$—	$5,155
Net change in unrealized appreciation (depreciation) of futures contracts	(833,307)	—	—	—	77,203	—	(756,104)
Net change in unrealized appreciation (depreciation) of written options contracts	—	—	—	—	(687)	—	(687)
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	47,666	7,952	—	—	55,618
Net change in unrealized appreciation (depreciation) of bond forward contracts	(49,505)	—	—	—	—	—	(49,505)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	166,536	—	—	—	—	166,536

Total	$(882,812)	$166,282	$47,666	$7,952	$81,925	$—	$(578,987)

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	659,000
Futures Contracts Long at Number of Contracts	376
Futures Contracts Short at Number of Contracts	(267)
Written Options Contracts at Number of Contracts	(5)
Swap Contracts at Notional Amount	$6,739,339
Foreign Currency Contracts Purchased at Contract Amount	$19,832,328
Foreign Currency Contracts Sold at Contract Amount	$29,608,246
Bond Forward Contracts at Contract Amount	$11,159,261

Multi-Asset Income and Growth Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$—	$—	$4,938,173	$—	$—	$4,938,173
Unrealized appreciation on futures contracts(1)	89,961	—	—	—	—	—	89,961
Unrealized appreciation on swap contracts(2)	—	—	120,340	—	—	—	120,340

Total	$89,961	$—	$120,340	$4,938,173	$—	$—	$5,148,474

120

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Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Multi-Asset Income and Growth Fund – (continued)

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$6,268	$—	$—	$2,128,176	$—	$—	$2,134,444
Unrealized depreciation on foreign currency contracts	—	298,443	—	—	—	—	298,443
Written options, market value	—	—	—	1,047,574	—	—	1,047,574
Unrealized depreciation on swap contracts(2)	—	—	182,773	—	—	—	182,773

Total	$6,268	$298,443	$182,773	$3,175,750	$—	$—	$3,663,234

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$—	$—	$4,816,673	$—	$—	$4,816,673
Net realized gain (loss) on futures contracts	2,719,448	—	—	151,302	—	—	2,870,750
Net realized gain (loss) on written options contracts	—	—	—	(10,095,397)	—	—	(10,095,397)
Net realized gain (loss) on swap contracts	(8,318)	—	(45,011)	—	—	—	(53,329)
Net realized gain (loss) on foreign currency contracts	—	691,544	—	—	—	—	691,544

Total	$2,711,130	$691,544	$(45,011)	$(5,127,422)	$—	$—	$(1,769,759)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$—	$—	$179,931	$—	$—	$179,931
Net change in unrealized appreciation (depreciation) of futures contracts	115,209	—	—	(2,128,176)	—	—	(2,012,967)
Net change in unrealized appreciation (depreciation) of written options contracts	—	—	—	(2,453)	—	—	(2,453)
Net change in unrealized appreciation (depreciation) of swap contracts	(7,625)	—	(62,433)	—	—	—	(70,058)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	59,442	—	—	—	—	59,442

Total	$107,584	$59,442	$(62,433)	$(1,950,698)	$—	$—	$(1,846,105)

For the period ended April 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	4,394
Futures Contracts Long at Number of Contracts	120
Futures Contracts Short at Number of Contracts	(655)
Written Options Contracts at Number of Contracts	(511)
Swap Contracts at Notional Amount	$9,905,000
Foreign Currency Contracts Purchased at Contract Amount	$6,113,178
Foreign Currency Contracts Sold at Contract Amount	$33,445,550

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

f)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a

121

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Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of April 30, 2020:

Balanced Income Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$2,191,918	$(981,549)
Futures contracts	6,056,115	(2,736,537)
Swap contracts	1,006,905	(6,534,103)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	9,254,938	(10,252,189)

Derivatives not subject to a MNA	(6,336,113)	9,270,640

Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,918,825	$(981,549)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$75,601	$(56,245)	$—	$—	$19,356
Barclays	96,554	(600)	—	—	95,954
Citibank NA	149,454	—	—	—	149,454
Deutsche Bank Securities, Inc.	1,027,109	(15,228)	—	—	1,011,881
Goldman Sachs & Co.	378,077	(174,402)	—	—	203,675
HSBC Bank USA	385,505	(40,910)	—	—	344,595
JP Morgan Chase & Co.	375,163	(192,224)	—	—	182,939
Morgan Stanley	399,481	(399,481)	—	—	—
Standard Chartered Bank	19,880	—	—	—	19,880
State Street Global Markets LLC	7,505	(7,505)	—	—	—
UBS AG	4,496	—	—	—	4,496

Total	$2,918,825	$(886,595)	$—	$—	$2,032,230

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(56,245)	$56,245	$—	$—	$—
Barclays	(600)	600	—	—	—
Deutsche Bank Securities, Inc.	(15,228)	15,228	—	—	—
Goldman Sachs & Co.	(174,402)	174,402	—	—	—
HSBC Bank USA	(40,910)	40,910	—	—	—
JP Morgan Chase & Co.	(192,224)	192,224	—	—	—
Morgan Stanley	(489,586)	399,481	—	—	(90,105)
State Street Global Markets LLC	(12,354)	7,505	—	—	(4,849)

Total	$(981,549)	$886,595	$—	$—	$(94,954)

122

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Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Balanced Retirement Fund

Derivative Financial Instruments:	Assets	Liabilities
Bond forward contracts	$1,168	$—
Foreign currency contracts	168,829	(323,409)
Futures contracts	18,052	(472,008)
Purchased options	1,094,891	—
Swap contracts	313,513	(154,642)
Written options	—	(15,779)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,596,453	(965,838)

Derivatives not subject to a MNA	(1,383,751)	562,695

Total gross amount of assets and liabilities subject to MNA or similar agreements	$212,702	$(403,143)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$4,920	$(4,920)	$—	$—	$—
Bank of Montreal	18,398	(16,895)	—	—	1,503
Barclays	22,359	(22,359)	—	—	—
BNP Paribas Securities Services	4,360	—	—	—	4,360
Citibank NA	56,159	(48,150)	—	—	8,009
Goldman Sachs & Co.	7,748	(7,748)	—	—	—
JP Morgan Chase & Co.	42,677	(42,677)	—	—	—
Morgan Stanley	39,245	(39,245)	—	—	—
State Street Global Markets LLC	16,836	(5,104)	—	—	11,732

Total	$212,702	$(187,098)	$—	$—	$25,604

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(10,046)	$4,920	$—	$—	$(5,126)
Bank of Montreal	(16,895)	16,895	—	—	—
Barclays	(81,032)	22,359	—	—	(58,673)
Citibank NA	(48,150)	48,150	—	—	—
Deutsche Bank Securities, Inc.	(1,639)	—	—	—	(1,639)
Goldman Sachs & Co.	(34,363)	7,748	—	—	(26,615)
JP Morgan Chase & Co.	(45,298)	42,677	—	—	(2,621)
Morgan Stanley	(160,616)	39,245	—	—	(121,371)
State Street Global Markets LLC	(5,104)	5,104	—	—	—

Total	$(403,143)	$187,098	$—	$—	$(216,045)

Global Real Asset Fund (consolidated)

Derivative Financial Instruments:	Assets	Liabilities
Bond forward contracts	$—	$(49,505)
Foreign currency contracts	246,965	(239,333)
Futures contracts	940,572	(1,755,162)
Purchased options	160	—
Swap contracts	6,198	(29,745)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,193,895	(2,073,745)

Derivatives not subject to a MNA	(940,572)	1,755,162

Total gross amount of assets and liabilities subject to MNA or similar agreements	$253,323	$(318,583)

123

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Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Global Real Asset Fund (consolidated)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$7,755	$(7,755)	$—	$—	$—
Bank of Montreal	4,191	—	—	—	4,191
BNP Paribas Securities Services	22,728	—	—	—	22,728
Citibank NA	48,113	(11,365)	—	—	36,748
Goldman Sachs & Co.	2,285	(2,285)	—	—	—
HSBC Bank USA	2,418	(783)	—	—	1,635
JP Morgan Chase & Co.	61,794	(34,658)	—	—	27,136
Morgan Stanley	100,853	(100,853)	—	—	—
State Street Global Markets LLC	3,186	(2,624)	—	—	562

Total	$253,323	$(160,323)	$—	$—	$93,000

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(53,645)	$7,755	$—	$—	$(45,890)
Barclays	(11,772)	—	—	—	(11,772)
Citibank NA	(11,365)	11,365	—	—	—
Goldman Sachs & Co.	(53,943)	2,285	—	—	(51,658)
HSBC Bank USA	(783)	783	—	—	—
JP Morgan Chase & Co.	(34,658)	34,658	—	—	—
Morgan Stanley	(149,793)	100,853	—	—	(48,940)
State Street Global Markets LLC	(2,624)	2,624	—	—	—

Total	$(318,583)	$160,323	$—	$—	$(158,260)

Multi-Asset Income and Growth Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$—	$(298,443)
Futures contracts	89,961	(2,134,444)
Purchased options	4,938,173	—
Swap contracts	120,340	(182,773)
Written options	—	(1,047,574)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	5,148,474	(3,663,234)

Derivatives not subject to a MNA	(210,301)	2,317,217

Total gross amount of assets and liabilities subject to MNA or similar agreements	$4,938,173	$(1,346,017)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Morgan Stanley	$879,031	$(152,695)	$—	$—	$726,336

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
JP Morgan Chase & Co.	$(145,748)	$—	$—	$—	$(145,748)
Morgan Stanley	(152,695)	152,695	—	—	—

Total	$(298,443)	$152,695	$—	$—	$(145,748)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

124

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Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. A recent outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Certain Funds are exposed to the risks of the Underlying Funds and/or other investment companies in direct proportion to the amount of assets those Funds allocate to each Underlying Fund and/or other investment companies. The market values of the Underlying Funds and/or other investment companies may decline due to general market conditions which are not specifically related to a particular company in which the Underlying Fund and/or other investment companies invested, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities in which the Underlying Funds and/or other investment companies invest may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2020. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

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b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

At October 31, 2019 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration		Long-Term Capital Loss Carryforward with No Expiration
Balanced Retirement Fund	$22,341,993	*	$5,712,250	*
Conservative Allocation Fund	—		3,967,047
Global Real Asset Fund (consolidated)	11,230,513		77,916,795

*	Future utilization of losses are subject to limitation under current tax laws.

The Balanced Income Fund, Checks and Balances Fund, Growth Allocation Fund, Moderate Allocation Fund and Multi-Asset Income and Growth Fund had no capital loss carryforwards for U.S. federal income tax purposes at October 31, 2019.

During the year ended October 31, 2019, Balanced Retirement Fund and Conservative Allocation Fund utilized $6,332,697 and $819,191 of prior capital loss carryforwards, respectively.

During the year ended October 31, 2019, Global Real Asset Fund had expired $6,682,380 of prior year capital loss carryforwards.

c)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2020 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced Income Fund	$12,127,836,416	$1,152,823,391	$(469,550,960)	$683,272,431
Balanced Retirement Fund	140,840,662	5,486,007	(7,206,493)	(1,720,486)
Checks and Balances Fund	1,472,990,510	25,158,318	(76,579,232)	(51,420,914)
Conservative Allocation Fund	125,862,282	3,188,999	(4,822,239)	(1,633,240)
Global Real Asset Fund (consolidated)	185,251,566	15,866,672	(8,668,285)	7,198,387
Growth Allocation Fund	549,575,374	19,273,339	(51,015,825)	(31,742,486)
Moderate Allocation Fund	368,600,613	11,699,208	(26,994,591)	(15,295,383)
Multi-Asset Income and Growth Fund	865,391,545	41,365,235	(58,599,369)	(17,234,134)

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each of Balanced Income Fund, Balanced Retirement Fund, Global Real Asset Fund, and Multi-Asset Income and Growth Fund in accordance with the Fund’s investment objective and policies. Each Fund, except Checks and Balances Fund, pays a fee to HFMC under the Investment Management Agreement. With respect to each of Balanced Income Fund, Balanced Retirement Fund, Global Real Asset Fund and Multi-Asset Income and Growth Fund, HFMC pays a sub-advisory fee to Wellington Management out of its advisory fee. HFMC is responsible for the day-to-day management of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2020; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Balanced Income Fund	0.7000% on first $250 million and;
0.6300% on next $250 million and;
0.6000% on next $500 million and;
0.5700% on next $1.5 billion and;
0.5500% on next $2.5 billion and;
0.5300% on next $5 billion and;
0.4500% on next $2 billion and;
0.3900% over $12 billion

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April 30, 2020 (Unaudited)

Fund	Management Fee Rates

Balanced Retirement Fund (Excluding Assets Invested in investment companies for which HFMC or its affiliates serves as investment manager (“Affiliated Funds”))	0.3900% on first $1 billion and;
0.3800% on next $4 billion and;
0.3750% over $5 billion

Balanced Retirement Fund (Invested in Affiliated Funds)	0.0000% on all assets invested in Affiliated Funds

Checks and Balances Fund	N/A

Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion

Global Real Asset Fund	0.7950% on first $500 million and;
0.7600% on next $500 million and;
0.7300% on next $1.5 billion and;
0.7000% on next $2.5 billion and;
0.6600% over $5 billion

Multi-Asset Income and Growth Fund	0.5900% on first $500 million and;
0.5500% on next $250 million and;
0.5000% on next $250 million and;
0.4750% on next $4 billion and;
0.4725% on next $5 billion and;
0.4700% over $10 billion

From November 1, 2019 to February 27, 2020, the Global Real Asset Fund’s Cayman Subsidiary paid HFMC a management fee at the annual rate of 0.71% of average daily net assets attributable to the Cayman Subsidiary. From February 28, 2020 through April 30, 2020, the Global Real Asset Fund’s Cayman Subsidiary paid HFMC a management fee at the annual rate of 0.66% of average daily net assets attributable to the Cayman Subsidiary. HFMC has contractually agreed to waive the management fee it receives from the Global Real Asset Fund in an amount equal to the management fee paid to it by the Cayman Subsidiary. This waiver will remain in effect for as long as the Global Real Asset Fund remains invested in the Cayman Subsidiary.

b)

Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of its Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. Effective January 1, 2020, the fund accounting agreement was modified to reflect a new fee structure. Under this revised fee structure, HFMC is entitled to receive the following fee with respect to each Fund: the sub-accounting fee payable by HFMC to State Street plus the amount of expenses that HFMC allocates for providing the fund accounting services.

From November 1, 2019 to December 31, 2019, the accounting services fees for each Fund were accrued daily and paid monthly at the rates below.

Balanced Income Fund and Balanced Retirement Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.022%
next $3.5 billion and	0.018%
Amount over $7 billion	0.015%

Multi-Asset Income and Growth Fund and Global Real Asset Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.018%
next $3.5 billion and	0.014%
Amount over $7 billion	0.010%

Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.014%
next $3.5 billion and	0.012%
Amount over $7 billion	0.010%

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April 30, 2020 (Unaudited)

c)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2020, HFMC contractually agreed to limit the total operating expenses of each of the following Funds through February 28, 2021, as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Retirement Fund(1)	0.96%	1.71%	0.66%	1.18%	0.88%	0.55%	0.45%	0.55%	0.45%
Conservative Allocation Fund(2)	1.19%	1.94%	0.94%	1.44%	1.14%	0.84%	N/A	N/A	0.84%
Global Real Asset Fund(3)	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	N/A	0.90%	0.90%

(1)

HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses resulting from the Fund’s investments in investment companies other than Affiliated Funds, and extraordinary expenses to the extent necessary to limit total annual fund operating expenses as provided in the table.

(2)

HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions and extraordinary expenses to the extent necessary to limit total annual fund operating expenses as provided in the table.

(3)

HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses to the extent necessary to limit total annual fund operating expenses as provided in the table.

d)

Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the six-month period ended April 30, 2020, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Income Fund	0.88%	1.64%	0.63%	1.24%	0.96%	0.65%	0.56%	0.66%	0.56%
Balanced Retirement Fund	0.75%	1.50%	0.48%	1.07%	0.77%	0.44%	0.37%	0.45%	0.36%
Checks and Balances Fund	0.39%	1.17%	0.12%	0.75%	0.45%	0.16%	N/A	N/A	0.04%
Conservative Allocation Fund	0.59%	1.38%	0.38%	0.94%	0.64%	0.34%	N/A	N/A	0.22%
Global Real Asset Fund (consolidated)	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	N/A	0.90%	0.90%
Growth Allocation Fund	0.56%	1.36%	0.25%	0.87%	0.55%	0.27%	N/A	N/A	0.16%
Moderate Allocation Fund	0.54%	1.33%	0.26%	0.88%	0.56%	0.28%	N/A	N/A	0.17%
Multi-Asset Income and Growth Fund	1.03%	1.74%	0.70%	1.27%	1.04%	0.75%	0.63%	0.69%	0.63%

e)

Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2020, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Balanced Income Fund	$5,370,210	$204,491
Balanced Retirement Fund	5,301	2,012
Checks and Balances Fund	805,883	8,254
Conservative Allocation Fund	82,947	821
Global Real Asset Fund (consolidated)	27,316	0
Growth Allocation Fund	262,750	5,571
Moderate Allocation Fund	162,437	2,495
Multi-Asset Income and Growth Fund	284,863	18,269

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation)

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April 30, 2020 (Unaudited)

are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statements of Operations.

f)

Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2020, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Balanced Income Fund	$7,352
Balanced Retirement Fund	74
Checks and Balances Fund	858
Conservative Allocation Fund	71
Global Real Asset Fund (consolidated)	131
Growth Allocation Fund	323
Moderate Allocation Fund	211
Multi-Asset Income and Growth Fund	497

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.11%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class F	0.004%

Effective February 28, 2020, HASCO has contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows through February 28, 2021, unless the Board of Directors approves its earlier termination:

Fund	Class Y
Balanced Income Fund	0.10%
Multi-Asset Income and Growth Fund	0.09	%*

*

HASCO has contractually agreed to waive and/or reimburse a portion of the transfer agency fee to the extent necessary to limit the transfer agency fee for Class Y shares of Multi-Asset Income and Growth Fund as follows though May 1, 2020: 0.06%. For periods where multiple transfer agency caps are in effect, the lower cap will apply.

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

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Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

For the six-month period ended April 30, 2020, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Income Fund	0.08%	0.08%	0.07%	0.18%	0.16%	0.10%	0.00%	0.10%	0.00%
Balanced Retirement Fund	0.15%	0.14%	0.12%	0.22%	0.17%	0.09%	N/A	0.09%	0.00%
Checks and Balances Fund	0.10%	0.13%	0.08%	0.22%	0.16%	0.12%	N/A	N/A	0.00%
Conservative Allocation Fund	0.11%	0.16%	0.16%	0.21%	0.17%	0.12%	N/A	N/A	N/A
Global Real Asset Fund (consolidated)	0.22%	0.25%	0.10%	0.21%	0.16%	0.07%	N/A	0.09%	0.00%
Growth Allocation Fund	0.16%	0.20%	0.10%	0.22%	0.14%	0.12%	N/A	N/A	0.00%
Moderate Allocation Fund	0.13%	0.17%	0.09%	0.22%	0.15%	0.11%	N/A	N/A	0.00%
Multi-Asset Income and Growth Fund	0.16%	0.12%	0.07%	0.22%	0.17%	0.12%	0.00%	0.06%	0.00%

8.	Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. Each of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund do not currently engage in securities lending.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of April 30, 2020.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Balanced Income Fund	$29,631,444	$(29,631,444)	$—
Balanced Retirement Fund	5,432,432	(5,432,432)	—
Global Real Asset Fund (consolidated)	4,530,917	(4,530,917)	—
Multi-Asset Income and Growth Fund	2,745,940	(2,745,940)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

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Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Balanced Income Fund	$30,787,783	$—
Balanced Retirement Fund	5,560,184	12,185
Global Real Asset Fund (consolidated)	4,562,199	412,165
Multi-Asset Income and Growth Fund	2,837,679	—

9.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Balanced Income Fund
Securities Lending Transactions(1)
Corporate Bonds	$23,594,871	$—	$—	$—	$23,594,871
Municipal Bonds	7,192,912	—	—	—	7,192,912

Total	$30,787,783	$—	$—	$—	$30,787,783

Total Borrowings	$30,787,783	$—	$—	$—	$30,787,783

Gross amount of recognized liabilities for securities lending transactions					$30,787,783

Balanced Retirement Fund
Securities Lending Transactions(1)
Common Stocks	$29,744	$—	$—	$—	$29,744
Corporate Bonds	919	—	—	—	919
Exchange-Traded Funds	5,529,521	—	—	—	5,529,521

Total	$5,560,184	$—	$—	$—	$5,560,184

Total Borrowings	$5,560,184	$—	$—	$—	$5,560,184

Gross amount of recognized liabilities for securities lending transactions					$5,560,184

Global Real Asset Fund
Securities Lending Transactions(1)
Common Stocks	$3,809,712	$—	$—	$—	$3,809,712
Corporate Bonds	463	—	—	—	463
Exchange-Traded Funds	752,024	—	—	—	752,024

Total	$4,562,199	$—	$—	$—	$4,562,199

Total Borrowings	$4,562,199	$—	$—	$—	$4,562,199

Gross amount of recognized liabilities for securities lending transactions					$4,562,199

Multi-Asset Income and Growth Fund
Securities Lending Transactions(1)
Common Stocks	$29,614	$—	$—	$—	$29,614
Corporate Bonds	6,403	—	—	—	6,403
Exchange-Traded Funds	2,801,109	—	—	—	2,801,109
Municipal Bonds	553	—	—	—	553

Total	$2,837,679	$—	$—	$—	$2,837,679

Total Borrowings	$2,837,679	$—	$—	$—	$2,837,679

Gross amount of recognized liabilities for securities lending transactions					$2,837,679

131

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

10.	Affiliate Holdings:

As of April 30, 2020, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6		Class Y	Class F
Balanced Retirement Fund	—	—	—	1%	3%	—	100%		—	1%
Conservative Allocation Fund	—	—	—	—	—	—	N/A		N/A	100%
Global Real Asset Fund	—	—	—	—	—	8%	N/A		—	—
Moderate Allocation Fund	—	—	—	—	—	—	N/A		N/A	5%
Multi-Asset Income and Growth Fund	—	—	—	—	—	—	—	%*	—	—

Percentage of Fund by Class:

Fund	Class A	Class C	Class I	Class R3		Class R4		Class R5		Class R6		Class Y	Class F
Balanced Retirement Fund	—	—	—	—	%*	—	%*	—		—	%*	—	—	%*
Conservative Allocation Fund	—	—	—	—		—		—		N/A		N/A	—	%*
Global Real Asset Fund	—	—	—	—		—		—	%*	N/A		—	—
Moderate Allocation Fund	—	—	—	—		—		—		N/A		N/A	—	%*
Multi-Asset Income and Growth Fund	—	—	—	—		—		—		—	%*	—	—

*	Percentage rounds to zero.

As of April 30, 2020, affiliated funds of funds and certain 529 plans for which HFMC serves as the program manager (the “529 plans”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds and the 529 plans administered by HFMC. Affiliated funds of funds and the 529 plans owned shares in the Funds listed below as follows:

Fund	Percentage of Fund(1)
Balanced Income Fund	—	%*
Global Real Asset Fund (consolidated)	50%

(1)	As of April 30, 2020, the affiliated funds of funds and the 529 plans administered by HFMC were invested in Class F shares.
*	Percentage rounds to zero.

11.	Affiliate Fund Transactions:

A summary of affiliate fund transactions for the Balanced Retirement Fund, Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund for the period ended April 30, 2020 follows:

Affiliated Investment Companies	Beginning Value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
Balanced Retirement Fund
Hartford Multifactor Developed Markets (ex-US) ETF	$9,071,863	$606,725	$2,592,761	$89,755	$(1,134,463)	$6,041,119	257,617	$82,398	$—
Hartford Multifactor Emerging Markets ETF	3,180,779	720,141	602,677	(9,794)	(490,354)	2,798,095	156,493	64,071	—
Hartford Multifactor US Equity ETF	8,176,331	371,195	2,165,095	79,103	(632,191)	5,829,343	201,220	74,553	—
The Hartford World Bond Fund, Class F	14,973,164	319,380	6,649,442	(282,297)	(206,228)	8,154,577	773,679	256,844	62,536

Total	$35,402,137	$2,017,441	$12,009,975	$(123,233)	$(2,463,236)	$22,823,134	1,389,009	$477,866	$62,536

Checks and Balances Fund
Hartford Total Return Bond ETF	$528,084,554	$24,758,279	$82,321,975	$2,097,196	$(12,140,256)	$460,477,798	11,264,134	$9,116,561	$13,372,123
The Hartford Capital Appreciation Fund, Class F	520,694,501	78,063,346	65,690,830	(8,549,870)	(45,143,467)	479,373,680	14,434,618	4,300,468	22,538,804
The Hartford Dividend and Growth Fund, Class F	520,415,316	61,076,416	38,817,870	(2,168,676)	(62,983,476)	477,521,710	21,232,624	5,342,249	14,898,983

Total	$1,569,194,371	$163,898,041	$186,830,675	$(8,621,350)	$(120,267,199)	$1,417,373,188	46,931,376	$18,759,278	$50,809,910

132

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Affiliated Investment Companies	Beginning Value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
Conservative Allocation Fund
Hartford Core Equity Fund, Class F	$10,310,202	$801,615	$898,160	$237,864	$(822,975)	$9,628,546	305,765	$102,996	$189,152
Hartford Emerging Markets Equity Fund, Class F	1,264,652	181,308	284,008	(25,586)	(182,224)	954,142	126,376	31,783	—
Hartford Multifactor Developed Markets (ex-US) ETF	4,014,147	—	—	—	(720,524)	3,293,623	140,453	49,118	—
Hartford Multifactor US Equity ETF	5,575,855	—	175,348	16,961	(595,035)	4,822,433	166,463	65,436	—
Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F	4,149,996	39,643	3,955,003	(384,812)	150,176	—	—	39,643	—
Hartford Schroders International Multi-Cap Value Fund, Class F	3,484,564	545,744	191,684	(7,589)	(651,692)	3,179,343	432,564	62,376	—
Hartford Short Duration ETF	10,355,052	—	—	—	(305,442)	10,049,610	253,458	172,922	—
Hartford Small Cap Value Fund, Class F	2,743,649	692,100	520,101	(313,042)	(696,647)	1,905,959	263,254	37,171	157,968
Hartford Total Return Bond ETF	16,076,113	—	—	—	(249,707)	15,826,406	387,143	284,880	407,078
The Hartford Equity Income Fund, Class F	6,797,184	919,001	1,066,018	(75,655)	(1,113,882)	5,460,630	330,147	79,679	439,055
The Hartford Global Real Asset Fund, Class F	2,529,530	457,326	548,989	(148,514)	(365,179)	1,924,174	265,770	80,135	—
The Hartford Growth Opportunities Fund, Class F	3,530,941	258,028	404,191	28,917	68,099	3,481,794	80,991	—	208,578
The Hartford Inflation Plus Fund, Class F	5,421,619	595,849	49,085	(2,623)	(1,611)	5,964,149	555,321	111,329	—
The Hartford International Opportunities Fund, Class F	1,907,936	173,711	248,432	(47,531)	(203,572)	1,582,112	116,589	33,732	—
The Hartford MidCap Fund, Class F	3,194,332	238,443	235,488	32,691	(380,850)	2,849,128	101,682	—	165,320
The Hartford Quality Bond Fund, Class F	18,638,584	2,427,674	651,754	24,769	631,700	21,070,973	2,010,589	283,529	—
The Hartford Small Company Fund, Class F	2,885,464	296,145	277,363	12,996	(233,926)	2,683,316	135,658	—	165,374
The Hartford Strategic Income Fund, Class F	8,942,797	580,534	171,584	(10,250)	(435,705)	8,905,792	1,078,183	218,151	—
The Hartford World Bond Fund, Class F	17,267,157	3,844,491	376,105	(5,489)	(526,460)	20,203,594	1,916,850	347,587	80,688

Total	$129,089,774	$12,051,612	$10,053,313	$(666,893)	$(6,635,456)	$123,785,724	8,667,256	$2,000,467	$1,813,213

Growth Allocation Fund
Hartford Core Equity Fund, Class F	$108,412,702	$2,954,513	$11,754,620	$3,025,316	$(8,686,440)	$93,951,471	2,983,534	$1,046,388	$1,908,126
Hartford Emerging Markets Equity Fund, Class F	10,882,745	303,933	13,436	(2,840)	(1,704,648)	9,465,754	1,253,742	274,392	—
Hartford Multifactor Developed Markets (ex-US) ETF	44,722,641	—	—	—	(8,027,542)	36,695,099	1,564,823	547,239	—
Hartford Multifactor US Equity ETF	56,086,544	—	—	—	(6,107,239)	49,979,305	1,725,209	665,361	—
Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F	7,323,042	46,921	7,457,744	(495,801)	583,582	—	—	46,922	—
Hartford Schroders International Multi-Cap Value Fund, Class F	42,479,432	729,272	1,259,333	(110,924)	(7,811,379)	34,027,068	4,629,533	729,273	—
Hartford Short Duration ETF	17,949,852	—	—	—	(529,466)	17,420,386	439,354	299,750	—
Hartford Small Cap Value Fund, Class F	29,128,231	2,445,628	2,467,048	(1,859,499)	(7,556,402)	19,690,910	2,719,739	380,685	1,603,717
Hartford Total Return Bond ETF	15,221,487	—	—	—	(236,433)	14,985,054	366,562	269,736	385,437
The Hartford Equity Income Fund, Class F	70,446,841	5,219,027	6,564,661	(377,099)	(11,483,204)	57,240,904	3,460,756	802,745	4,416,282
The Hartford Global Real Asset Fund, Class F	21,074,317	652,416	3,444,155	(1,167,432)	(3,041,296)	14,073,850	1,943,902	652,416	—
The Hartford Growth Opportunities Fund, Class F	34,570,991	2,075,201	3,220,897	299,776	702,459	34,427,530	800,826	—	2,075,201

133

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

Affiliated Investment Companies	Beginning Value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions

Growth Allocation Fund – (continued)
The Hartford International Opportunities Fund, Class F	$30,479,845	$528,326	$916,135	$41,599	$(4,012,713)	$26,120,922	1,924,902	$528,326	$—
The Hartford MidCap Fund, Class F	29,952,499	1,526,349	1,915,785	321,189	(3,534,306)	26,349,946	940,398	—	1,526,349
The Hartford Quality Bond Fund, Class F	23,085,726	1,181,964	3,228,130	137,427	586,125	21,763,112	2,076,633	331,162	—
The Hartford Small Company Fund, Class F	29,425,393	1,697,202	2,421,430	126,148	(2,616,232)	26,211,081	1,325,131	—	1,697,202
The Hartford Strategic Income Fund, Class F	7,257,145	425,164	363,429	(576)	(326,889)	6,991,415	846,418	170,659	—
The Hartford World Bond Fund Class F	23,051,295	7,994,435	3,361,209	55,589	(811,328)	26,928,782	2,554,913	507,538	114,767

Total	$601,550,728	$27,780,351	$48,388,012	$(7,127)	$(64,613,351)	$516,322,589	31,556,375	$7,252,592	$13,727,081

Moderate Allocation Fund
Hartford Core Equity Fund, Class F	$52,089,597	$2,254,046	$5,997,546	$1,530,410	$(4,180,639)	$45,695,868	1,451,123	$495,622	$917,436
Hartford Emerging Markets Equity Fund, Class F	6,749,485	167,453	421,851	(59,131)	(994,240)	5,441,716	720,757	167,455	—
Hartford Multifactor Developed Markets (ex-US) ETF	24,709,096	—	—	—	(4,435,187)	20,273,909	864,559	302,348	—
Hartford Multifactor US Equity ETF	24,881,691	—	1,156,796	111,893	(2,629,415)	21,207,373	732,046	290,481	—
Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F	11,596,952	88,790	11,210,257	(1,474,074)	998,589	—	—	88,790	—
Hartford Schroders International Multi-Cap Value Fund, Class F	20,825,649	511,921	1,076,399	(85,119)	(3,734,121)	16,441,931	2,236,997	352,197	—
Hartford Short Duration ETF	20,943,387	—	671,606	15,533	(610,565)	19,676,749	496,261	342,820	—
Hartford Small Cap Value Fund, Class F	14,578,782	1,554,066	780,328	(327,142)	(4,166,115)	10,859,263	1,499,898	187,177	804,277
Hartford Total Return Bond ETF	21,317,938	—	—	—	(331,127)	20,986,811	513,376	377,769	539,811
The Hartford Equity Income Fund, Class F	35,481,250	2,620,805	3,762,217	(177,198)	(5,724,593)	28,438,047	1,719,350	399,289	2,221,516
The Hartford Global Real Asset Fund, Class F	11,809,248	369,815	1,706,924	(479,590)	(1,778,315)	8,214,234	1,134,563	360,386	—
The Hartford Growth Opportunities Fund, Class F	17,253,062	1,035,653	2,015,349	174,290	329,703	16,777,359	390,262	—	1,035,654
The Hartford Inflation Plus Fund, Class F	9,553,947	479,320	11,481	(460)	(5,505)	10,015,821	932,572	190,443	—
The Hartford International Opportunities Fund, Class F	14,942,793	254,652	697,297	36,381	(1,941,464)	12,595,065	928,155	254,653	—
The Hartford MidCap Fund, Class F	14,906,449	755,111	1,247,928	206,742	(1,768,125)	12,852,249	458,681	—	755,111
The Hartford Quality Bond Fund, Class F	32,357,749	2,332,257	2,239,697	99,318	966,353	33,515,980	3,198,090	467,265	—
The Hartford Small Company Fund, Class F	14,730,928	840,425	1,661,674	68,703	(1,268,857)	12,709,525	642,544	—	840,425
The Hartford Strategic Income Fund, Class F	15,326,918	556,599	18,955	(632)	(746,812)	15,117,118	1,830,159	365,404	—
The Hartford World Bond Fund, Class F	33,373,158	11,374,255	2,309,249	24,160	(1,094,947)	41,367,377	3,924,799	713,232	161,348

Total	$397,428,079	$25,195,168	$36,985,554	$(335,916)	$(33,115,382)	$352,186,395	23,674,192	$5,355,331	$7,275,578

134

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

12.	Investment Transactions:

For the six-month period ended April 30, 2020, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced Income Fund	$4,624,148,514	$4,121,212,785	$571,890,524	$753,201,693	$5,196,039,038	$4,874,414,478
Balanced Retirement Fund	130,942,330	147,832,703	7,035,192	21,084,713	137,977,522	168,917,416
Checks and Balances Fund	163,898,041	186,830,675	—	—	163,898,041	186,830,675
Conservative Allocation Fund	12,051,612	10,053,313	—	—	12,051,612	10,053,313
Global Real Asset Fund (consolidated)	356,583,928	367,192,346	59,018,638	68,080,632	415,602,566	435,272,978
Growth Allocation Fund	27,780,351	48,388,012	—	—	27,780,351	48,388,012
Moderate Allocation Fund	25,195,168	36,985,554	—	—	25,195,168	36,985,554
Multi-Asset Income and Growth Fund	239,174,952	260,523,174	49,284,078	69,914,422	288,459,030	330,437,596

13.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2020, and the year ended October 31, 2019:

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Balanced Income Fund
Class A
Shares Sold	26,140,375	$379,469,118	39,786,869	$562,588,329
Shares Issued for Reinvested Dividends	5,246,749	74,757,856	15,019,995	202,396,974
Shares Redeemed	(24,004,164)	(336,631,973)	(42,150,227)	(587,900,551)

Net Increase (Decrease)	7,382,960	117,595,001	12,656,637	177,084,752

Class C
Shares Sold	20,988,261	$301,692,856	32,397,092	$450,357,714
Shares Issued for Reinvested Dividends	3,974,075	56,094,245	13,704,425	180,788,912
Shares Redeemed	(27,604,228)	(382,971,524)	(59,869,644)	(824,655,550)

Net Increase (Decrease)	(2,641,892)	(25,184,423)	(13,768,127)	(193,508,924)

Class I
Shares Sold	53,444,683	$771,979,563	81,403,185	$1,144,106,675
Shares Issued for Reinvested Dividends	5,117,941	72,827,247	13,234,390	178,757,422
Shares Redeemed	(46,021,301)	(633,628,671)	(69,135,494)	(957,096,008)

Net Increase (Decrease)	12,541,323	211,178,139	25,502,081	365,768,089

Class R3
Shares Sold	643,798	$9,354,427	1,730,192	$24,442,308
Shares Issued for Reinvested Dividends	250,085	3,595,502	874,989	11,790,845
Shares Redeemed	(2,240,971)	(31,704,156)	(3,864,290)	(54,339,667)

Net Increase (Decrease)	(1,347,088)	(18,754,227)	(1,259,109)	(18,106,514)

Class R4
Shares Sold	924,738	$13,307,997	1,296,517	$18,280,215
Shares Issued for Reinvested Dividends	142,168	2,041,016	567,014	7,654,873
Shares Redeemed	(1,615,441)	(23,274,076)	(3,609,955)	(51,596,525)

Net Increase (Decrease)	(548,535)	(7,925,063)	(1,746,424)	(25,661,437)

Class R5
Shares Sold	646,904	$9,682,037	1,200,444	$16,827,628
Shares Issued for Reinvested Dividends	51,665	736,243	165,696	2,241,276
Shares Redeemed	(502,123)	(6,996,123)	(2,196,220)	(30,638,295)

Net Increase (Decrease)	196,446	3,422,157	(830,080)	(11,569,391)

Class R6
Shares Sold	3,652,837	$53,434,447	7,695,203	$110,180,521
Shares Issued for Reinvested Dividends	222,015	3,183,943	554,460	7,617,276
Shares Redeemed	(5,912,808)	(87,998,149)	(1,614,041)	(23,035,790)

Net Increase (Decrease)	(2,037,956)	(31,379,759)	6,635,622	94,762,007

135

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Balanced Income Fund – (continued)
Class Y
Shares Sold	2,094,158	$30,734,343	4,850,971	$68,796,757
Shares Issued for Reinvested Dividends	240,512	3,459,968	717,008	9,766,888
Shares Redeemed	(1,752,803)	(24,969,799)	(5,906,978)	(83,140,688)

Net Increase (Decrease)	581,867	9,224,512	(338,999)	(4,577,043)

Class F
Shares Sold	22,512,161	$326,563,576	31,513,101	$444,867,885
Shares Issued for Reinvested Dividends	3,082,499	43,800,606	7,684,924	103,977,990
Shares Redeemed	(12,294,204)	(172,923,577)	(20,562,273)	(287,870,520)

Net Increase (Decrease)	13,300,456	197,440,605	18,635,752	260,975,355

Total Net Increase (Decrease)	27,427,581	$455,616,942	45,487,353	$645,166,894

Balanced Retirement Fund
Class A
Shares Sold	109,420	$1,000,158	488,930	$4,373,737
Issued in Merger	—	—	8,844,589	81,509,965
Shares Issued for Reinvested Dividends	106,106	967,722	116,679	1,033,298
Shares Redeemed	(1,438,042)	(12,982,649)	(1,792,469)	(16,443,674)

Net Increase (Decrease)	(1,222,516)	(11,014,769)	7,657,729	70,473,326

Class C
Shares Sold	59,755	$555,353	400,059	$3,581,279
Issued in Merger	—	—	3,247,905	29,964,519
Shares Issued for Reinvested Dividends	31,362	287,959	77,520	681,239
Shares Redeemed	(576,218)	(5,220,245)	(697,276)	(6,349,694)

Net Increase (Decrease)	(485,101)	(4,376,933)	3,028,208	27,877,343

Class I
Shares Sold	96,243	$849,143	1,684,136	$15,081,197
Issued in Merger	—	—	2,434,728	22,421,164
Shares Issued for Reinvested Dividends	30,931	282,257	132,337	1,168,376
Shares Redeemed	(1,243,841)	(11,279,081)	(3,667,186)	(33,469,031)

Net Increase (Decrease)	(1,116,667)	(10,147,681)	584,015	5,201,706

Class R3
Shares Sold	5,801	$52,507	5,561	$51,117
Issued in Merger	—	—	138,704	1,280,088
Shares Issued for Reinvested Dividends	1,123	10,275	15,940	140,237
Shares Redeemed	(54,880)	(503,565)	(266,176)	(2,456,178)

Net Increase (Decrease)	(47,956)	(440,783)	(105,971)	(984,736)

Class R4
Shares Sold	3,472	$31,331	2,312	$21,197
Issued in Merger	—	—	35,529	327,621
Shares Issued for Reinvested Dividends	450	4,079	15,884	139,591
Shares Redeemed	(119)	(1,052)	(262,362)	(2,419,256)

Net Increase (Decrease)	3,803	34,358	(208,637)	(1,930,847)

Class R5
Shares Sold	721	$6,206	89,217	$823,482
Issued in Merger	—	—	11,670	107,486
Shares Issued for Reinvested Dividends	1,102	10,021	16,713	146,932
Shares Redeemed	(18,439)	(169,053)	(278,363)	(2,563,435)

Net Increase (Decrease)	(16,616)	(152,826)	(160,763)	(1,485,535)

Class R6(1)
Shares Sold	—	$—	8	$(226)
Issued in Reorganization	—	—	1,111	10,226
Shares Issued for Reinvested Dividends	18	158	28	252

Net Increase (Decrease)	18	158	1,147	10,252

Class Y
Shares Sold	26,260	$242,354	156,012	$1,418,711
Issued in Merger	—	—	313,061	2,881,352
Shares Issued for Reinvested Dividends	3,048	27,663	152,845	1,340,124
Shares Redeemed	(194,461)	(1,788,053)	(3,122,882)	(28,639,263)

Net Increase (Decrease)	(165,153)	(1,518,036)	(2,500,964)	(22,999,076)

136

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

Balanced Retirement Fund – (continued)
Class F
Shares Sold	10,285	$91,324	1,454	$13,467
Issued in Merger	—	—	340,301	3,111,198
Shares Issued for Reinvested Dividends	1,945	17,569	699	6,382
Shares Redeemed	(97,439)	(892,249)	(178,744)	(1,627,543)

Net Increase (Decrease)	(85,209)	(783,356)	163,710	1,503,504

Total Net Increase (Decrease)	(3,135,397)	$(28,399,868)	8,458,474	$77,665,937

Checks and Balances Fund
Class A
Shares Sold	5,944,059	$53,053,290	13,034,796	$118,501,810
Shares Issued for Reinvested Dividends	9,180,791	86,149,581	13,736,642	117,435,304
Shares Redeemed	(13,048,447)	(116,155,076)	(23,888,289)	(218,089,065)

Net Increase (Decrease)	2,076,403	23,047,795	2,883,149	17,848,049

Class C
Shares Sold	1,279,165	$11,613,933	2,590,443	$23,587,069
Shares Issued for Reinvested Dividends	1,109,198	10,378,962	1,953,996	16,461,099
Shares Redeemed	(3,372,581)	(29,933,967)	(8,185,799)	(74,336,948)

Net Increase (Decrease)	(984,218)	(7,941,072)	(3,641,360)	(34,288,780)

Class I
Shares Sold	1,838,440	$17,087,987	3,604,755	$33,326,470
Shares Issued for Reinvested Dividends	459,468	4,311,183	703,189	6,031,379
Shares Redeemed	(2,115,909)	(18,620,298)	(4,108,288)	(37,503,349)

Net Increase (Decrease)	181,999	2,778,872	199,656	1,854,500

Class R3
Shares Sold	87,959	$803,786	182,353	$1,660,427
Shares Issued for Reinvested Dividends	109,894	1,028,295	171,251	1,452,360
Shares Redeemed	(461,006)	(3,961,766)	(453,526)	(4,139,863)

Net Increase (Decrease)	(263,153)	(2,129,685)	(99,922)	(1,027,076)

Class R4
Shares Sold	23,732	$212,318	45,433	$412,333
Shares Issued for Reinvested Dividends	41,938	392,359	59,117	503,670
Shares Redeemed	(262,793)	(2,159,950)	(49,246)	(455,037)

Net Increase (Decrease)	(197,123)	(1,555,273)	55,304	460,966

Class R5
Shares Sold	8,559	$74,985	531,448	$4,827,979
Shares Issued for Reinvested Dividends	2,402	22,152	4,961	42,828
Shares Redeemed	(3,672)	(34,955)	(552,055)	(5,010,915)

Net Increase (Decrease)	7,289	62,182	(15,646)	(140,108)

Class F
Shares Sold	221,384	$1,911,049	678,348	$6,321,547
Shares Issued for Reinvested Dividends	40,021	374,793	8,437	75,764
Shares Redeemed	(176,386)	(1,662,475)	(61,275)	(580,634)

Net Increase (Decrease)	85,019	623,367	625,510	5,816,677

Total Net Increase (Decrease)	906,216	$14,886,186	6,691	$(9,475,772)

Conservative Allocation Fund
Class A
Shares Sold	963,508	$10,105,335	3,066,833	$31,594,596
Shares Issued for Reinvested Dividends	247,687	2,675,018	295,078	2,859,303
Shares Redeemed	(814,166)	(8,434,053)	(1,858,637)	(19,164,980)

Net Increase (Decrease)	397,029	4,346,300	1,503,274	15,288,919

Class C
Shares Sold	141,593	$1,485,399	895,618	$9,222,202
Shares Issued for Reinvested Dividends	18,786	202,330	29,699	286,600
Shares Redeemed	(278,257)	(2,911,802)	(1,274,867)	(13,255,571)

Net Increase (Decrease)	(117,878)	(1,224,073)	(349,550)	(3,746,769)

137

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Conservative Allocation Fund – (continued)
Class I
Shares Sold	22,235	$225,434	98,629	$1,005,747
Shares Issued for Reinvested Dividends	3,272	35,338	5,150	49,958
Shares Redeemed	(18,610)	(192,125)	(107,025)	(1,107,930)

Net Increase (Decrease)	6,897	68,647	(3,246)	(52,225)

Class R3
Shares Sold	19,630	$208,655	80,009	$836,343
Shares Issued for Reinvested Dividends	6,034	65,407	11,303	109,866
Shares Redeemed	(85,778)	(926,618)	(193,650)	(2,019,808)

Net Increase (Decrease)	(60,114)	(652,556)	(102,338)	(1,073,599)

Class R4
Shares Sold	44,726	$479,304	26,838	$278,658
Shares Issued for Reinvested Dividends	4,695	50,805	7,278	70,668
Shares Redeemed	(99,078)	(972,920)	(81,313)	(848,402)

Net Increase (Decrease)	(49,657)	(442,811)	(47,197)	(499,076)

Class R5
Shares Sold	10,247	$110,515	11,041	$116,542
Shares Issued for Reinvested Dividends	5,129	55,546	6,313	61,359
Shares Redeemed	(31,998)	(335,148)	(11,764)	(121,008)

Net Increase (Decrease)	(16,622)	(169,087)	5,590	56,893

Class F
Shares Sold	—	$—	4,694	$50,530
Shares Issued for Reinvested Dividends	31	329	37	356
Shares Redeemed	—	—	(4,695)	(50,800)

Net Increase (Decrease)	31	329	36	86

Total Net Increase (Decrease)	159,686	$1,926,749	1,006,569	$9,974,229

Global Real Asset Fund (consolidated)
Class A
Shares Sold	133,856	$1,046,422	205,230	$1,804,259
Shares Issued for Reinvested Dividends	43,022	388,488	36,782	304,188
Shares Redeemed	(204,030)	(1,588,537)	(594,513)	(5,156,678)

Net Increase (Decrease)	(27,152)	(153,627)	(352,501)	(3,048,231)

Class C
Shares Sold	3,460	$27,015	8,079	$69,940
Shares Issued for Reinvested Dividends	5,829	51,874	5,384	43,879
Shares Redeemed	(49,922)	(398,702)	(188,218)	(1,634,670)

Net Increase (Decrease)	(40,633)	(319,813)	(174,755)	(1,520,851)

Class I
Shares Sold	562,193	$4,247,725	1,550,315	$13,600,849
Shares Issued for Reinvested Dividends	121,069	1,089,622	92,428	762,529
Shares Redeemed	(2,920,971)	(21,455,546)	(1,272,120)	(11,275,190)

Net Increase (Decrease)	(2,237,709)	(16,118,199)	370,623	3,088,188

Class R3
Shares Sold	2,291	$18,908	954	$8,610
Shares Issued for Reinvested Dividends	218	1,983	211	1,759
Shares Redeemed	(11)	(77)	(4,608)	(41,599)

Net Increase (Decrease)	2,498	20,814	(3,443)	(31,230)

Class R4
Shares Sold	147	$1,238	6,335	$57,030
Shares Issued for Reinvested Dividends	146	1,324	457	3,789
Shares Redeemed	(1,852)	(11,690)	(23,086)	(200,486)

Net Increase (Decrease)	(1,559)	(9,128)	(16,294)	(139,667)

Class R5
Shares Sold	9,296	$73,320	3,499	$30,370
Shares Issued for Reinvested Dividends	174	1,553	37	305
Shares Redeemed	(141)	(1,202)	(281)	(2,465)

Net Increase (Decrease)	9,329	73,671	3,255	28,210

138

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

Global Real Asset Fund (consolidated) – (continued)
Class Y
Shares Sold	637,992	$4,949,413	955,801	$8,339,899
Shares Issued for Reinvested Dividends	284,846	2,563,617	323,850	2,671,759
Shares Redeemed	(2,901,629)	(23,460,981)	(4,681,597)	(41,222,354)

Net Increase (Decrease)	(1,978,791)	(15,947,951)	(3,401,946)	(30,210,696)

Class F
Shares Sold	2,279,367	$16,233,929	1,533,466	$13,391,577
Shares Issued for Reinvested Dividends	381,092	3,429,830	312,549	2,578,535
Shares Redeemed	(1,853,463)	(13,635,703)	(1,622,972)	(14,359,432)

Net Increase (Decrease)	806,996	6,028,056	223,043	1,610,680

Total Net Increase (Decrease)	(3,467,021)	$(26,426,177)	(3,352,018)	$(30,223,597)

Growth Allocation Fund
Class A
Shares Sold	1,567,954	$18,413,519	3,737,082	$45,135,018
Shares Issued for Reinvested Dividends	1,739,403	22,480,250	1,611,562	17,870,124
Shares Redeemed	(3,676,274)	(44,218,183)	(6,370,770)	(77,501,282)

Net Increase (Decrease)	(368,917)	(3,324,414)	(1,022,126)	(14,496,140)

Class C
Shares Sold	150,595	$1,761,228	395,504	$4,737,574
Shares Issued for Reinvested Dividends	133,984	1,718,571	101,375	1,122,616
Shares Redeemed	(761,060)	(9,124,053)	(1,947,917)	(23,616,044)

Net Increase (Decrease)	(476,481)	(5,644,254)	(1,451,038)	(17,755,854)

Class I
Shares Sold	114,347	$1,441,736	290,719	$3,500,562
Shares Issued for Reinvested Dividends	39,326	505,226	37,928	417,489
Shares Redeemed	(251,754)	(2,930,468)	(364,358)	(4,382,780)

Net Increase (Decrease)	(98,081)	(983,506)	(35,711)	(464,729)

Class R3
Shares Sold	15,070	$180,412	62,207	$736,961
Shares Issued for Reinvested Dividends	21,335	269,072	32,369	350,833
Shares Redeemed	(99,954)	(1,179,850)	(455,805)	(5,491,552)

Net Increase (Decrease)	(63,549)	(730,366)	(361,229)	(4,403,758)

Class R4
Shares Sold	16,877	$203,535	45,022	$543,667
Shares Issued for Reinvested Dividends	19,377	249,170	23,777	262,479
Shares Redeemed	(266,088)	(2,865,649)	(302,126)	(3,727,153)

Net Increase (Decrease)	(229,834)	(2,412,944)	(233,327)	(2,921,007)

Class R5
Shares Sold	14,487	$176,447	40,358	$493,212
Shares Issued for Reinvested Dividends	19,070	246,703	19,837	219,881
Shares Redeemed	(83,739)	(1,048,706)	(88,384)	(1,075,193)

Net Increase (Decrease)	(50,182)	(625,556)	(28,189)	(362,100)

Class F
Shares Sold	3,240	$42,048	22,870	$286,154
Shares Issued for Reinvested Dividends	920	11,830	40	441
Shares Redeemed	(3,252)	(41,806)	(4,116)	(52,334)

Net Increase (Decrease)	908	12,072	18,794	234,261

Total Net Increase (Decrease)	(1,286,136)	$(13,708,968)	(3,112,826)	$(40,169,327)

Moderate Allocation Fund
Class A
Shares Sold	1,315,174	$14,685,782	2,307,920	$26,152,391
Shares Issued for Reinvested Dividends	946,724	11,319,607	2,465,078	26,238,562
Shares Redeemed	(2,700,453)	(30,601,901)	(5,030,209)	(57,327,287)

Net Increase (Decrease)	(438,555)	(4,596,512)	(257,211)	(4,936,334)

139

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

Moderate Allocation Fund – (continued)
Class C
Shares Sold	109,020	$1,225,200	304,777	$3,455,339
Shares Issued for Reinvested Dividends	75,547	895,700	277,874	2,915,470
Shares Redeemed	(553,312)	(6,229,851)	(1,548,103)	(17,427,939)

Net Increase (Decrease)	(368,745)	(4,108,951)	(965,452)	(11,057,130)

Class I
Shares Sold	101,763	$1,150,845	197,185	$2,279,391
Shares Issued for Reinvested Dividends	30,578	366,848	83,253	889,378
Shares Redeemed	(140,748)	(1,592,499)	(386,956)	(4,370,137)

Net Increase (Decrease)	(8,407)	(74,806)	(106,518)	(1,201,368)

Class R3
Shares Sold	88,424	$994,008	216,807	$2,451,322
Shares Issued for Reinvested Dividends	38,859	457,905	133,124	1,395,413
Shares Redeemed	(158,984)	(1,757,120)	(614,892)	(6,961,176)

Net Increase (Decrease)	(31,701)	(305,207)	(264,961)	(3,114,441)

Class R4
Shares Sold	31,037	$330,601	71,806	$797,617
Shares Issued for Reinvested Dividends	8,928	106,871	53,988	574,129
Shares Redeemed	(22,733)	(263,652)	(448,267)	(5,233,886)

Net Increase (Decrease)	17,232	173,820	(322,473)	(3,862,140)

Class R5
Shares Sold	19,070	$217,010	62,443	$717,825
Shares Issued for Reinvested Dividends	18,509	222,154	41,304	441,322
Shares Redeemed	(94,404)	(1,042,001)	(148,828)	(1,740,124)

Net Increase (Decrease)	(56,825)	(602,837)	(45,081)	(580,977)

Class F
Shares Sold	829	$10,124	34,915	$398,154
Shares Issued for Reinvested Dividends	814	9,766	87	925
Shares Redeemed	(3,483)	(39,170)	(14,816)	(172,767)

Net Increase (Decrease)	(1,840)	(19,280)	20,186	226,312

Total Net Increase (Decrease)	(888,841)	$(9,533,773)	(1,941,510)	$(24,526,078)

Multi-Asset Income and Growth Fund
Class A
Shares Sold	1,233,713	$24,692,425	2,587,153	$57,948,852
Shares Issued for Reinvested Dividends	4,662,882	95,366,845	2,721,019	59,304,234
Shares Redeemed	(3,537,503)	(72,157,613)	(4,290,554)	(97,480,858)

Net Increase (Decrease)	2,359,092	47,901,657	1,017,618	19,772,228

Class C
Shares Sold	408,401	$8,093,231	994,975	$22,046,989
Shares Issued for Reinvested Dividends	697,786	14,294,831	403,790	8,768,408
Shares Redeemed	(1,076,472)	(21,863,877)	(1,442,000)	(32,777,945)

Net Increase (Decrease)	29,715	524,185	(43,235)	(1,962,548)

Class I
Shares Sold	1,467,999	$28,875,813	2,644,887	$58,887,498
Shares Issued for Reinvested Dividends	730,720	14,942,514	279,242	6,137,078
Shares Redeemed	(2,381,737)	(47,872,887)	(835,315)	(18,884,866)

Net Increase (Decrease)	(183,018)	(4,054,560)	2,088,814	46,139,710

Class R3
Shares Sold	7,089	$142,715	27,657	$633,822
Shares Issued for Reinvested Dividends	11,357	235,371	7,276	160,087
Shares Redeemed	(16,222)	(357,204)	(32,044)	(733,113)

Net Increase (Decrease)	2,224	20,882	2,889	60,796

Class R4
Shares Sold	3,293	$65,643	5,752	$132,291
Shares Issued for Reinvested Dividends	8,591	178,845	9,377	205,180
Shares Redeemed	(38,293)	(706,099)	(71,798)	(1,612,256)

Net Increase (Decrease)	(26,409)	(461,611)	(56,669)	(1,274,785)

140

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

	For the Six-Month Period Ended April 30, 2020		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount

Multi-Asset Income and Growth Fund – (continued)
Class R5
Shares Sold	347	$7,229	9,610	$224,826
Shares Issued for Reinvested Dividends	2,499	51,941	725	16,255
Shares Redeemed	(10)	(198)	(1,158)	(26,324)

Net Increase (Decrease)	2,836	58,972	9,177	214,757

Class R6
Shares Sold	8,859	$170,023	8,205	$188,895
Shares Issued for Reinvested Dividends	992	20,566	6,292	138,509
Shares Redeemed	(13)	(259)	(75,178)	(1,758,783)

Net Increase (Decrease)	9,838	190,330	(60,681)	(1,431,379)

Class Y
Shares Sold	201,537	$4,050,349	200,131	$4,661,660
Shares Issued for Reinvested Dividends	85,705	1,785,033	68,965	1,527,184
Shares Redeemed	(345,941)	(6,670,106)	(354,110)	(8,236,472)

Net Increase (Decrease)	(58,699)	(834,724)	(85,014)	(2,047,628)

Class F
Shares Sold	427,598	$8,575,608	623,204	$14,141,474
Shares Issued for Reinvested Dividends	708,569	14,472,182	433,589	9,457,771
Shares Redeemed	(762,620)	(15,302,215)	(1,014,416)	(23,100,788)

Net Increase (Decrease)	373,547	7,745,575	42,377	498,457

Total Net Increase (Decrease)	2,509,127	$51,090,706	2,915,276	$59,969,608

(1)	Inception date was February 28, 2019.

14.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 5, 2020. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated ratably by assets based on a Fund’s actual net assets if the Fund has total assets of less than or equal to $1.05 billion and for all other participating funds, based on the notional asset level of $1.05 billion. During and as of the six-month period ended April 30, 2020, none of the Funds had borrowings under this facility.

15.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

16.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08 (the “ASU”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU is effective for public entities for fiscal years beginning after December 15, 2018, and will become effective for private entities one year later. Upon initial adoption, the impacted Funds adjusted the cost of their callable debt securities by the cumulative amount of amortization that would have been recognized had the amortization period to the earliest call date been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation on investments and undistributed income. Adoption of these accounting principles does not affect the Funds’ net asset value or distributions, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statements of Operations. The cumulative effect to the Funds resulting from the adoption of amending the amortization period to the earliest call date for callable debt securities is as follows:

	As of November 1, 2019	Six-Month Period Ended April 30, 2020
Fund	Cost of Investments	Interest Income	Net Unrealized Appreciation (Depreciation) of Investments	Net Realized Gain (Loss) on Investments
Balanced Income Fund	$222,922	$27,648	$47,112	$(74,760)
Balanced Retirement Fund	18	61	2	(63)
Global Real Asset Fund	72	29	43	(72)
Multi-Asset Income and Growth Fund	9,177	2,986	2,639	(5,625)

141

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The ASU introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of each Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

17.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Company, on behalf of each of the Funds, dismissed Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal year ended October 31, 2019. EY’s report on the Funds’ financial statements for the fiscal periods ended October 31, 2018 and October 31, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal periods ended on October 31, 2018 and October 31, 2019 and through December 30, 2019 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 6, 2019, the Audit Committee of the Company’s Board of Directors participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for each of the Funds for the fiscal year ended October 31, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Company or the Board of Directors with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

18.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2020, events and transactions subsequent to April 30, 2020, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

PwC serves as the Funds’ Independent Registered Public Accounting Firm for the fiscal year ended October 31, 2020.

The affects to public health, business and market conditions resulting from the coronavirus (COVID-19) pandemic that escalated during the first quarter of 2020 and has extended into the second quarter of 2020 may have a significant negative impact on the performance of the Funds’ investments. The extent and duration of this impact is currently unclear.

142

Hartford Multi-Strategy Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

143

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2020), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2020

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Hartford Balanced Income Fund, Hartford AARP Balanced Retirement Fund (formerly, Hartford Multi-Asset Income Fund), The Hartford Global Real Asset Fund and Hartford Multi-Asset Income and Growth Fund (formerly, The Hartford Balanced Fund) are sub-advised by Wellington Management Company LLP (Wellington). HFD and HFMC are not affiliated with Wellington.

MFSAR-MS20    06/20    217393    Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by

Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable
(a)(4)	Not applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: July 6, 2020	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 6, 2020	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: July 6, 2020	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)